EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.6%)
Invesco DB Precious Metals Fund‡	328,390	$20,946,882
iShares Gold Trust*	296,500	14,736,050

Total Commodity		35,682,932

Equity (3.8%)
iShares China Large-Cap ETF(x)	67,185	2,135,139
iShares MSCI EAFE Small-Cap ETF(x)	106,370	7,201,249
SPDR S&P Emerging Asia Pacific ETF(x)	15,550	1,914,516
SPDR S&P Emerging Markets SmallCap ETF(x)	37,945	2,367,009
Vanguard Global ex-U.S. Real Estate ETF	91,000	4,268,810

Total Equity		17,886,723

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	100,960	9,447,837

Total Exchange Traded Funds (13.4%) (Cost $43,829,220)		63,017,492

INVESTMENT COMPANIES:
Alternatives (13.6%)
1290 VT Convertible Securities Portfolio‡	1,400,482	13,611,354
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,892,874	25,167,309
1290 VT Natural Resources Portfolio‡	676,925	6,890,960
1290 VT Real Estate Portfolio‡	2,816,643	18,287,520

Total Alternatives		63,957,143

Equity (53.8%)
1290 Avantis U.S. Large Cap Growth Fund‡	552,048	9,782,289
1290 VT Equity Income Portfolio‡	1,847,989	10,310,752
1290 VT GAMCO Small Company Value Portfolio‡	372,678	29,013,492
1290 VT SmartBeta Equity ESG Portfolio‡	582,758	11,853,991
EQ/AB Small Cap Growth Portfolio‡	1,632,850	31,098,549
EQ/Emerging Markets Equity PLUS Portfolio‡	1,043,238	10,316,213
EQ/International Equity Index Portfolio‡	993,352	12,102,951
EQ/Invesco Comstock Portfolio‡	780,202	18,072,794
EQ/Janus Enterprise Portfolio‡	204,141	5,003,174
EQ/JPMorgan Growth Stock Portfolio*‡	268,510	20,404,302
EQ/JPMorgan Value Opportunities Portfolio‡	804,588	17,785,140
EQ/Loomis Sayles Growth Portfolio*‡	1,667,579	21,303,331
EQ/MFS International Growth Portfolio‡	4,534,832	38,947,992
EQ/Value Equity Portfolio‡	660,369	16,267,394

Total Equity		252,262,364

Fixed Income (19.5%)
1290 Diversified Bond Fund‡	912,510	8,103,090
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,135,641	10,338,012
1290 VT High Yield Bond Portfolio‡	1,487,404	13,979,974
EQ/Core Plus Bond Portfolio‡	5,829,740	21,410,041
EQ/Intermediate Government Bond Portfolio‡	444,904	4,394,650
EQ/PIMCO Global Real Return Portfolio‡	2,151,637	16,596,764
EQ/PIMCO Ultra Short Bond Portfolio‡	796,614	8,115,130
Multimanager Core Bond Portfolio‡	987,252	8,680,925

Total Fixed Income		91,618,586

Total Investment Companies (86.9%) (Cost $378,339,532)		407,838,093

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	4,926,093	4,926,093
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		6,426,093

Total Short-Term Investments (1.4%) (Cost $6,426,093)		6,426,093

Total Investments in Securities (101.7%) (Cost $428,594,845)		477,281,678
Other Assets Less Liabilities (-1.7%)		(7,964,270)

Net Assets (100%)		$469,317,408

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $11,623,342. This was collateralized by $5,455,104 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/24/24 – 5/15/54 and by cash of $6,426,093 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund	328,390	18,530,951	—	(2,491,941)	381,591	4,526,281	20,946,882	—	—
Equity
iShares International Developed Property ETF	—	4,033,241	—	(3,671,360)	(1,234,854)	872,973	—	94,142	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,400,482	13,153,121	673,460	(1,134,626)	(2,462)	921,861	13,611,354	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,892,874	24,488,777	722,803	(1,891,744)	7,015	1,840,458	25,167,309	—	—
1290 VT Natural Resources Portfolio	676,925	7,203,014	41,977	(648,358)	(744)	295,071	6,890,960	—	—
1290 VT Real Estate Portfolio	2,816,643	17,118,959	694,448	(1,458,805)	(8,000)	1,940,918	18,287,520	—	—
Equity
1290 Avantis U.S. Large Cap Growth Fund	552,048	—	9,102,703	(341,650)	14,010	1,007,226	9,782,289	—	—
1290 VT Equity Income Portfolio	1,847,989	9,489,848	44,500	(686,319)	37,677	1,425,046	10,310,752	—	—
1290 VT GAMCO Small Company Value Portfolio	372,678	27,653,347	1,454,892	(3,193,381)	188,383	2,910,251	29,013,492	—	—
1290 VT SmartBeta Equity ESG Portfolio	582,758	10,814,160	60,242	(929,453)	26,842	1,882,200	11,853,991	—	—
EQ/AB Small Cap Growth Portfolio	1,632,850	27,101,539	3,792,226	(3,576,061)	7,237	3,773,608	31,098,549	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,043,238	9,867,717	49,747	(767,363)	(293)	1,166,405	10,316,213	—	—
EQ/International Equity Index Portfolio	993,352	12,045,465	60,240	(1,529,453)	179,130	1,347,569	12,102,951	—	—
EQ/Invesco Comstock Portfolio	780,202	18,505,411	94,650	(3,163,928)	476,183	2,160,478	18,072,794	—	—
EQ/Janus Enterprise Portfolio	204,141	4,531,797	15,539	(238,012)	558	693,292	5,003,174	—	—
EQ/JPMorgan Growth Stock Portfolio*	268,510	24,051,564	110,595	(9,502,184)	(358,953)	6,103,280	20,404,302	—	—
EQ/JPMorgan Value Opportunities Portfolio	804,588	16,650,217	97,374	(1,507,011)	16,607	2,527,953	17,785,140	—	—
EQ/Loomis Sayles Growth Portfolio*	1,667,579	26,117,726	110,594	(9,902,184)	111,840	4,865,355	21,303,331	—	—
EQ/MFS International Growth Portfolio	4,534,832	35,495,252	180,723	(2,788,359)	(25,419)	6,085,795	38,947,992	—	—
EQ/Value Equity Portfolio	660,369	16,634,993	94,651	(2,363,928)	70,304	1,831,374	16,267,394	—	—
Fixed Income
1290 Diversified Bond Fund	912,510	7,483,469	946,421	(303,688)	(182)	(22,930)	8,103,090	344,121	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,135,641	9,956,319	655,196	(853,531)	8,891	571,137	10,338,012	—	—
1290 VT High Yield Bond Portfolio	1,487,404	13,971,551	70,735	(1,091,542)	1,990	1,027,240	13,979,974	—	—
EQ/Core Plus Bond Portfolio	5,829,740	22,143,105	113,318	(1,755,268)	(15,074)	923,960	21,410,041	—	—
EQ/Intermediate Government Bond Portfolio	444,904	4,001,216	626,236	(405,224)	549	171,873	4,394,650	—	—
EQ/PIMCO Global Real Return Portfolio	2,151,637	15,931,338	1,697,174	(1,501,889)	5,914	464,227	16,596,764	—	—
EQ/PIMCO Ultra Short Bond Portfolio	796,614	7,760,569	802,674	(815,570)	3,081	364,376	8,115,130	—	—
Multimanager Core Bond Portfolio	987,252	8,287,592	849,733	(648,358)	6,117	185,841	8,680,925	228,461	—

Total		413,022,258	23,162,851	(59,161,190)	(102,062)	51,863,118	428,784,975	666,724	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$63,017,492	$—	$—	$63,017,492
Investment Companies
Investment Companies	17,885,379	389,952,714	—	407,838,093
Short-Term Investments
Investment Companies	6,426,093	—	—	6,426,093

Total Assets	$87,328,964	$389,952,714	$—	$477,281,678

Total Liabilities	$—	$—	$—	$—

Total	$87,328,964	$389,952,714	$—	$477,281,678

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,361,876
Aggregate gross unrealized depreciation	(25,988,511)

Net unrealized appreciation	$46,373,365

Federal income tax cost of investments in securities and derivative instruments, if applicable	$430,908,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.6%)
EQ/2000 Managed Volatility Portfolio‡	1,909,630	$40,918,852
EQ/400 Managed Volatility Portfolio‡	287,597	7,453,570
EQ/500 Managed Volatility Portfolio‡	3,426,433	122,889,233
EQ/International Managed Volatility Portfolio‡	1,632,723	25,856,436

Total Equity		197,118,091

Fixed Income (89.6%)
EQ/Intermediate Corporate Bond Portfolio‡	17,748,003	192,480,389
EQ/Intermediate Government Bond Portfolio‡	123,369,557	1,218,612,599
EQ/Long-Term Bond Portfolio‡	34,997,085	258,238,609

Total Fixed Income		1,669,331,597

Total Investments in Securities (100.2%) (Cost $1,778,299,439)		1,866,449,688
Other Assets Less Liabilities (-0.2%)		(3,757,354)

Net Assets (100%)		$1,862,692,334

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,909,630	50,392,197	4,222,103	(18,129,873)	1,772,375	2,662,050	40,918,852	—	—
EQ/400 Managed Volatility Portfolio	287,597	7,769,267	422,212	(1,667,987)	114,442	815,636	7,453,570	—	—
EQ/500 Managed Volatility Portfolio	3,426,433	150,807,206	10,555,257	(65,349,682)	9,032,243	17,844,209	122,889,233	—	—
EQ/International Managed Volatility Portfolio	1,632,723	32,930,191	2,533,261	(12,907,924)	2,573,487	727,421	25,856,436	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	17,748,003	246,418,660	15,199,569	(81,047,541)	3,149,674	8,760,027	192,480,389	—	—
EQ/Intermediate Government Bond Portfolio	123,369,557	1,438,616,874	176,152,351	(447,020,587)	1,057,494	49,806,467	1,218,612,599	—	—
EQ/Long-Term Bond Portfolio	34,997,085	331,530,197	22,799,354	(104,071,312)	2,658,324	5,322,046	258,238,609	—	—

Total		2,258,464,592	231,884,107	(730,194,906)	20,358,039	85,937,856	1,866,449,688	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,866,449,688	$—	$1,866,449,688

Total Assets	$—	$1,866,449,688	$—	$1,866,449,688

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,866,449,688	$—	$1,866,449,688

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,313,282
Aggregate gross unrealized depreciation	(31,791,356)

Net unrealized appreciation	$86,521,926

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,779,927,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.7%)
EQ/2000 Managed Volatility Portfolio‡	1,205,049	$25,821,350
EQ/400 Managed Volatility Portfolio‡	246,015	6,375,910
EQ/500 Managed Volatility Portfolio‡	2,185,080	78,368,028
EQ/International Managed Volatility Portfolio‡	1,086,567	17,207,301

Total Equity		127,772,589

Fixed Income (79.3%)
EQ/AB Short Duration Government Bond Portfolio‡	4,140,557	42,136,019
EQ/Core Bond Index Portfolio‡	19,775,824	190,047,108
EQ/Intermediate Corporate Bond Portfolio‡	8,913,894	96,672,835
EQ/Intermediate Government Bond Portfolio‡	10,859,423	107,266,572
EQ/Long-Term Bond Portfolio‡	7,409,054	54,670,378

Total Fixed Income		490,792,912

Total Investments in Securities (100.0%) (Cost $576,549,131)		618,565,501
Other Assets Less Liabilities (0.0%)†		(77,477)

Net Assets (100%)		$618,488,024

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,205,049	25,887,856	2,420,969	(4,983,272)	338,262	2,157,535	25,821,350	—	—
EQ/400 Managed Volatility Portfolio	246,015	5,974,769	537,993	(885,172)	2,346	745,974	6,375,910	—	—
EQ/500 Managed Volatility Portfolio	2,185,080	79,714,391	6,455,917	(22,822,059)	7,541,171	7,478,608	78,368,028	—	—
EQ/International Managed Volatility Portfolio	1,086,567	17,722,194	1,613,981	(4,065,515)	491,998	1,444,643	17,207,301	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,140,557	38,949,405	7,795,953	(6,196,201)	1,226	1,585,636	42,136,019	—	—
EQ/Core Bond Index Portfolio	19,775,824	187,017,944	22,188,789	(26,997,733)	11,910	7,826,198	190,047,108	—	—
EQ/Intermediate Corporate Bond Portfolio	8,913,894	95,220,380	9,688,893	(13,720,159)	90,222	5,393,499	96,672,835	—	—
EQ/Intermediate Government Bond Portfolio	10,859,423	108,692,769	8,338,893	(13,720,159)	(211,130)	4,166,199	107,266,572	—	—
EQ/Long-Term Bond Portfolio	7,409,054	53,450,371	9,367,924	(9,736,887)	(137,753)	1,726,723	54,670,378	—	—

Total		612,630,079	68,409,312	(103,127,157)	8,128,252	32,525,015	618,565,501	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$618,565,501	$—	$618,565,501

Total Assets	$—	$618,565,501	$—	$618,565,501

Total Liabilities	$—	$—	$—	$—

Total	$—	$618,565,501	$—	$618,565,501

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,728,975
Aggregate gross unrealized depreciation	(36,937,406)

Net unrealized appreciation	$40,791,569

Federal income tax cost of investments in securities and derivative instruments, if applicable	$577,773,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.0%)
EQ/2000 Managed Volatility Portfolio‡	5,171,214	$110,806,890
EQ/400 Managed Volatility Portfolio‡	768,693	19,922,019
EQ/500 Managed Volatility Portfolio‡	8,131,355	291,631,550
EQ/International Managed Volatility Portfolio‡	4,194,608	66,427,439

Total Equity		488,787,898

Fixed Income (59.0%)
EQ/AB Short Duration Government Bond Portfolio‡	6,188,368	62,975,389
EQ/Core Bond Index Portfolio‡	26,682,940	256,424,997
EQ/Intermediate Corporate Bond Portfolio‡	12,068,047	130,880,209
EQ/Intermediate Government Bond Portfolio‡	14,062,445	138,905,195
EQ/Long-Term Bond Portfolio‡	15,409,847	113,707,107

Total Fixed Income		702,892,897

Total Investments in Securities (100.0%) (Cost $980,660,012)		1,191,680,795
Other Assets Less Liabilities (0.0%)†		50,506

Net Assets (100%)		$1,191,731,301

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,171,214	101,494,183	9,680,595	(10,976,366)	151,092	10,457,386	110,806,890	—	—
EQ/400 Managed Volatility Portfolio	768,693	18,558,352	363,432	(1,329,394)	72	2,329,557	19,922,019	—	—
EQ/500 Managed Volatility Portfolio	8,131,355	291,566,931	8,214,920	(63,770,310)	21,631,914	33,988,095	291,631,550	—	—
EQ/International Managed Volatility Portfolio	4,194,608	65,892,639	2,703,728	(9,417,578)	806,940	6,441,710	66,427,439	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,188,368	52,382,395	13,577,586	(5,374,446)	2,696	2,387,158	62,975,389	—	—
EQ/Core Bond Index Portfolio	26,682,940	245,848,082	20,194,198	(20,454,653)	16,865	10,820,505	256,424,997	—	—
EQ/Intermediate Corporate Bond Portfolio	12,068,047	124,286,099	9,135,173	(10,098,892)	34,026	7,523,803	130,880,209	—	—
EQ/Intermediate Government Bond Portfolio	14,062,445	142,143,576	2,665,170	(11,148,892)	(2,132)	5,247,473	138,905,195	—	—
EQ/Long-Term Bond Portfolio	15,409,847	108,524,597	10,944,027	(9,305,761)	(214,670)	3,758,914	113,707,107	—	—

Total		1,150,696,854	77,478,829	(141,876,292)	22,426,803	82,954,601	1,191,680,795	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,191,680,795	$—	$1,191,680,795

Total Assets	$—	$1,191,680,795	$—	$1,191,680,795

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,191,680,795	$—	$1,191,680,795

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,517,741
Aggregate gross unrealized depreciation	(54,611,848)

Net unrealized appreciation	$207,905,893

Federal income tax cost of investments in securities and derivative instruments, if applicable	$983,774,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.1%)
EQ/2000 Managed Volatility Portfolio‡	18,360,739	$393,427,252
EQ/400 Managed Volatility Portfolio‡	2,719,037	70,468,534
EQ/500 Managed Volatility Portfolio‡	28,887,858	1,036,064,816
EQ/International Managed Volatility Portfolio‡	14,737,480	233,388,427

Total Equity		1,733,349,029

Fixed Income (48.9%)
EQ/AB Short Duration Government Bond Portfolio‡	13,002,339	132,317,179
EQ/Core Bond Index Portfolio‡	63,050,961	605,924,330
EQ/Intermediate Corporate Bond Portfolio‡	28,084,231	304,578,701
EQ/Intermediate Government Bond Portfolio‡	30,497,849	301,249,871
EQ/Long-Term Bond Portfolio‡	42,983,847	317,171,807

Total Fixed Income		1,661,241,888

Total Investments in Securities (100.0%) (Cost $2,674,599,870)		3,394,590,917
Other Assets Less Liabilities (0.0%)†		(422,857)

Net Assets (100%)		$3,394,168,060

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	18,360,739	358,911,841	30,319,688	(33,855,973)	296,146	37,755,550	393,427,252	—	—
EQ/400 Managed Volatility Portfolio	2,719,037	66,428,630	330,852	(4,610,177)	(4,273)	8,323,502	70,468,534	—	—
EQ/500 Managed Volatility Portfolio	28,887,858	1,026,430,097	14,212,785	(202,852,654)	70,729,054	127,545,534	1,036,064,816	—	—
EQ/International Managed Volatility Portfolio	14,737,480	234,680,667	3,740,696	(30,888,164)	(390,079)	26,245,307	233,388,427	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,002,339	117,693,371	19,511,704	(9,970,354)	7,792	5,074,666	132,317,179	—	—
EQ/Core Bond Index Portfolio	63,050,961	561,521,386	64,594,958	(46,339,048)	126,325	26,020,709	605,924,330	—	—
EQ/Intermediate Corporate Bond Portfolio	28,084,231	290,395,406	19,288,834	(22,995,796)	310,231	17,580,026	304,578,701	—	—
EQ/Intermediate Government Bond Portfolio	30,497,849	311,751,031	1,488,835	(23,495,796)	(476,372)	11,982,173	301,249,871	—	—
EQ/Long-Term Bond Portfolio	42,983,847	299,071,818	30,604,262	(23,050,885)	(239,609)	10,786,221	317,171,807	—	—

Total		3,266,884,247	184,092,614	(398,058,847)	70,359,215	271,313,688	3,394,590,917	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,394,590,917	$—	$3,394,590,917

Total Assets	$—	$3,394,590,917	$—	$3,394,590,917

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,394,590,917	$—	$3,394,590,917

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$852,181,673
Aggregate gross unrealized depreciation	(138,284,168)

Net unrealized appreciation	$713,897,505

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,680,693,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.0%)
EQ/2000 Managed Volatility Portfolio‡	36,053,580	$772,543,004
EQ/400 Managed Volatility Portfolio‡	5,609,647	145,383,711
EQ/500 Managed Volatility Portfolio‡	58,162,839	2,086,013,847
EQ/International Managed Volatility Portfolio‡	29,610,204	468,918,624

Total Equity		3,472,859,186

Fixed Income (39.0%)
EQ/AB Short Duration Government Bond Portfolio‡	13,721,207	139,632,680
EQ/Core Bond Index Portfolio‡	84,789,896	814,837,070
EQ/Intermediate Corporate Bond Portfolio‡	37,974,346	411,838,833
EQ/Intermediate Government Bond Portfolio‡	40,997,720	404,964,883
EQ/Long-Term Bond Portfolio‡	60,414,882	445,792,983

Total Fixed Income		2,217,066,449

Total Investments in Securities (100.0%) (Cost $4,070,652,546)		5,689,925,635
Other Assets Less Liabilities (0.0%)†		(1,090,416)

Net Assets (100%)		$5,688,835,219

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,053,580	723,164,348	68,388,170	(93,672,720)	77,083	74,586,123	772,543,004	—	—
EQ/400 Managed Volatility Portfolio	5,609,647	140,731,654	170,802	(12,898,600)	29,737	17,350,118	145,383,711	—	—
EQ/500 Managed Volatility Portfolio	58,162,839	2,087,512,088	13,359,546	(419,439,840)	170,670,503	233,911,550	2,086,013,847	—	—
EQ/International Managed Volatility Portfolio	29,610,204	476,074,277	7,114,887	(66,634,960)	8,357,225	44,007,195	468,918,624	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,721,207	144,400,362	3,970,801	(14,198,600)	1,699	5,458,418	139,632,680	—	—
EQ/Core Bond Index Portfolio	84,789,896	757,229,090	102,856,490	(80,432,160)	253,198	34,930,452	814,837,070	—	—
EQ/Intermediate Corporate Bond Portfolio	37,974,346	399,001,148	29,895,325	(41,355,940)	599,141	23,699,159	411,838,833	—	—
EQ/Intermediate Government Bond Portfolio	40,997,720	393,120,185	37,645,325	(41,355,940)	287,074	15,268,239	404,964,883	—	—
EQ/Long-Term Bond Portfolio	60,414,882	433,717,222	41,330,726	(43,855,240)	(466,615)	15,066,890	445,792,983	—	—

Total		5,554,950,374	304,732,072	(813,844,000)	179,809,045	464,278,144	5,689,925,635	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,689,925,635	$—	$5,689,925,635

Total Assets	$—	$5,689,925,635	$—	$5,689,925,635

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,689,925,635	$—	$5,689,925,635

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,805,003,972
Aggregate gross unrealized depreciation	(191,748,252)

Net unrealized appreciation	$1,613,255,720

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,076,669,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.9%)
EQ/2000 Managed Volatility Portfolio‡	36,284,364	$777,488,168
EQ/400 Managed Volatility Portfolio‡	5,285,769	136,989,830
EQ/500 Managed Volatility Portfolio‡	58,436,699	2,095,835,859
EQ/International Managed Volatility Portfolio‡	29,359,277	464,944,843

Total Equity		3,475,258,700

Fixed Income (29.1%)
EQ/AB Short Duration Government Bond Portfolio‡	9,297,270	94,612,863
EQ/Core Bond Index Portfolio‡	53,179,743	511,061,202
EQ/Intermediate Corporate Bond Portfolio‡	23,775,318	257,847,731
EQ/Intermediate Government Bond Portfolio‡	25,945,764	256,285,551
EQ/Long-Term Bond Portfolio‡	42,046,500	310,255,255

Total Fixed Income		1,430,062,602

Total Investments in Securities (100.0%) (Cost $3,444,187,833)		4,905,321,302
Other Assets Less Liabilities (0.0%)†		(1,217,255)

Net Assets (100%)		$4,904,104,047

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,284,364	714,447,782	68,296,027	(80,776,712)	642,948	74,878,123	777,488,168	—	—
EQ/400 Managed Volatility Portfolio	5,285,769	131,295,007	141,230	(10,800,707)	57,164	16,297,136	136,989,830	—	—
EQ/500 Managed Volatility Portfolio	58,436,699	2,051,015,557	4,744,134	(363,374,368)	111,901,271	291,549,265	2,095,835,859	—	—
EQ/International Managed Volatility Portfolio	29,359,277	463,802,458	2,939,243	(53,919,063)	2,786,670	49,335,535	464,944,843	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,297,270	89,550,727	9,482,714	(8,085,060)	6,046	3,658,436	94,612,863	—	—
EQ/Core Bond Index Portfolio	53,179,743	455,716,070	75,896,403	(42,627,180)	101,591	21,974,318	511,061,202	—	—
EQ/Intermediate Corporate Bond Portfolio	23,775,318	244,360,555	19,919,621	(21,619,531)	290,964	14,896,122	257,847,731	—	—
EQ/Intermediate Government Bond Portfolio	25,945,764	240,054,974	28,449,621	(22,019,531)	158,576	9,641,911	256,285,551	—	—
EQ/Long-Term Bond Portfolio	42,046,500	294,170,863	32,246,657	(26,510,826)	(299,221)	10,647,782	310,255,255	—	—

Total		4,684,413,993	242,115,650	(629,732,978)	115,646,009	492,878,628	4,905,321,302	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,905,321,302	$—	$4,905,321,302

Total Assets	$—	$4,905,321,302	$—	$4,905,321,302

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,905,321,302	$—	$4,905,321,302

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,580,131,507
Aggregate gross unrealized depreciation	(123,326,224)

Net unrealized appreciation	$1,456,805,283

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,448,516,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.8%)
EQ/2000 Managed Volatility Portfolio‡	47,700,900	$1,022,117,558
EQ/400 Managed Volatility Portfolio‡	6,514,896	168,844,791
EQ/500 Managed Volatility Portfolio‡	77,353,853	2,774,300,769
EQ/International Managed Volatility Portfolio‡	38,433,255	608,643,869

Total Equity		4,573,906,987

Fixed Income (19.3%)
EQ/AB Short Duration Government Bond Portfolio‡	6,695,233	68,133,458
EQ/Core Bond Index Portfolio‡	40,556,978	389,755,516
EQ/Intermediate Corporate Bond Portfolio‡	18,113,891	196,448,512
EQ/Intermediate Government Bond Portfolio‡	20,327,419	200,788,992
EQ/Long-Term Bond Portfolio‡	31,730,058	234,131,670

Total Fixed Income		1,089,258,148

Total Investments in Securities (100.1%) (Cost $4,191,085,031)		5,663,165,135
Other Assets Less Liabilities (-0.1%)		(3,452,632)

Net Assets (100%)		$5,659,712,503

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	47,700,900	877,717,041	97,369,580	(52,066,787)	34,061	99,063,663	1,022,117,558	—	—
EQ/400 Managed Volatility Portfolio	6,514,896	155,843,491	1,263,356	(8,068,592)	(8,966)	19,815,502	168,844,791	—	—
EQ/500 Managed Volatility Portfolio	77,353,853	2,590,261,488	20,213,704	(356,497,474)	22,933,210	497,389,841	2,774,300,769	—	—
EQ/International Managed Volatility Portfolio	38,433,255	573,936,749	5,053,427	(37,564,369)	785,975	66,432,087	608,643,869	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,695,233	60,788,356	8,116,397	(3,361,913)	1,256	2,589,362	68,133,458	—	—
EQ/Core Bond Index Portfolio	40,556,978	314,092,956	76,387,273	(17,481,950)	36,408	16,720,829	389,755,516	—	—
EQ/Intermediate Corporate Bond Portfolio	18,113,891	177,664,876	16,698,918	(9,413,358)	101,153	11,396,923	196,448,512	—	—
EQ/Intermediate Government Bond Portfolio	20,327,419	172,238,506	30,373,916	(9,413,358)	64,866	7,525,062	200,788,992	—	—
EQ/Long-Term Bond Portfolio	31,730,058	214,653,115	24,325,315	(12,775,271)	(99,692)	8,028,203	234,131,670	—	—

Total		5,137,196,578	279,801,886	(506,643,072)	23,848,271	728,961,472	5,663,165,135	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,663,165,135	$—	$5,663,165,135

Total Assets	$—	$5,663,165,135	$—	$5,663,165,135

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,663,165,135	$—	$5,663,165,135

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,552,612,568
Aggregate gross unrealized depreciation	(91,140,224)

Net unrealized appreciation	$1,461,472,344

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,201,692,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.8%)
1290 Avantis U.S. Large Cap Growth Fund‡	152,224	$2,697,407
1290 VT Equity Income Portfolio‡	584,098	3,258,942
1290 VT GAMCO Small Company Value Portfolio‡	21,920	1,706,530
1290 VT Micro Cap Portfolio‡	170,982	1,662,201
ATM International Managed Volatility Portfolio‡	805,751	9,560,832
ATM Large Cap Managed Volatility Portfolio‡	2,700,332	47,057,752
ATM Mid Cap Managed Volatility Portfolio‡	1,471,080	13,234,016
ATM Small Cap Managed Volatility Portfolio‡	404,468	4,815,077
EQ/AB Small Cap Growth Portfolio‡	195,473	3,722,897
EQ/American Century Mid Cap Value Portfolio‡	119,455	2,875,542
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	600,745	7,120,908
EQ/Global Equity Managed Volatility Portfolio‡	189,811	3,577,468
EQ/International Core Managed Volatility Portfolio‡	187,736	2,330,437
EQ/International Equity Index Portfolio‡	70,454	858,411
EQ/International Value Managed Volatility Portfolio‡	229,990	3,463,196
EQ/Janus Enterprise Portfolio‡	222,317	5,448,661
EQ/JPMorgan Growth Stock Portfolio*‡	53,274	4,048,319
EQ/JPMorgan Value Opportunities Portfolio‡	145,827	3,223,454
EQ/Large Cap Core Managed Volatility Portfolio‡	677,473	8,774,515
EQ/Large Cap Value Managed Volatility Portfolio‡	207,995	4,309,873
EQ/Loomis Sayles Growth Portfolio*‡	325,503	4,158,304
EQ/MFS International Growth Portfolio‡	402,225	3,454,558
EQ/Morgan Stanley Small Cap Growth Portfolio‡	202,441	1,596,204
EQ/Value Equity Portfolio‡	127,519	3,141,271

Total Equity		146,096,775

Fixed Income (79.0%)
1290 Diversified Bond Fund‡	3,539,067	31,426,912
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,633,282	42,177,870
1290 VT High Yield Bond Portfolio‡	1,260,811	11,850,242
EQ/Core Bond Index Portfolio‡	11,147,066	107,124,112
EQ/Core Plus Bond Portfolio‡	9,175,964	33,699,230
EQ/Intermediate Government Bond Portfolio‡	13,341,025	131,779,194
EQ/Long-Term Bond Portfolio‡	6,277,757	46,322,694
EQ/PIMCO Ultra Short Bond Portfolio‡	6,167,258	62,826,069
EQ/Quality Bond PLUS Portfolio‡	4,118,809	33,115,634
Multimanager Core Bond Portfolio‡	6,328,605	55,647,528

Total Fixed Income		555,969,485

Total Investments in Securities (99.8%) (Cost $690,664,979)		702,066,260
Other Assets Less Liabilities (0.2%)		1,138,954

Net Assets (100%)		$703,205,214

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	152,224	—	2,713,015	(260,224)	6,838	237,778	2,697,407	—	—
1290 VT Equity Income Portfolio	584,098	3,442,278	50,417	(716,084)	161,322	321,009	3,258,942	—	—
1290 VT GAMCO Small Company Value Portfolio	21,920	1,625,014	14,058	(112,687)	4,506	175,639	1,706,530	—	—
1290 VT Micro Cap Portfolio	170,982	1,714,650	21,492	(251,257)	(10,620)	187,936	1,662,201	—	—
ATM International Managed Volatility Portfolio	805,751	10,395,911	113,081	(2,076,359)	417,559	710,640	9,560,832	—	—
ATM Large Cap Managed Volatility Portfolio	2,700,332	49,781,622	563,408	(12,648,711)	3,649,798	5,711,635	47,057,752	—	—
ATM Mid Cap Managed Volatility Portfolio	1,471,080	15,024,634	161,689	(3,548,948)	(138,490)	1,735,131	13,234,016	—	—
ATM Small Cap Managed Volatility Portfolio	404,468	5,308,464	42,984	(1,002,514)	29,675	436,468	4,815,077	—	—
EQ/AB Small Cap Growth Portfolio	195,473	3,588,930	35,554	(363,944)	(4,114)	466,471	3,722,897	—	—
EQ/American Century Mid Cap Value Portfolio	119,455	2,818,310	24,303	(273,794)	(8,956)	315,679	2,875,542	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	600,745	7,867,056	80,344	(2,034,953)	(100,384)	1,308,845	7,120,908	—	—
EQ/Global Equity Managed Volatility Portfolio	189,811	3,752,360	42,983	(777,514)	255,377	304,262	3,577,468	—	—
EQ/International Core Managed Volatility Portfolio	187,736	2,443,343	31,737	(412,364)	127,113	140,608	2,330,437	—	—
EQ/International Equity Index Portfolio	70,454	756,239	—	—	—	102,172	858,411	—	—
EQ/International Value Managed Volatility Portfolio	229,990	3,749,164	42,984	(677,514)	168,946	179,616	3,463,196	—	—
EQ/Janus Enterprise Portfolio	222,317	6,559,619	57,041	(1,965,201)	38,031	759,171	5,448,661	—	—
EQ/JPMorgan Growth Stock Portfolio*	53,274	4,392,386	41,174	(1,474,019)	88,387	1,000,391	4,048,319	—	—
EQ/JPMorgan Value Opportunities Portfolio	145,827	3,547,461	50,418	(866,084)	197,482	294,177	3,223,454	—	—
EQ/Large Cap Core Managed Volatility Portfolio	677,473	10,000,121	114,893	(3,094,854)	1,831,114	(76,759)	8,774,515	—	—
EQ/Large Cap Growth Index Portfolio	—	1,221,254	—	(1,346,146)	1,008,065	(883,173)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	207,995	4,839,059	66,286	(1,272,266)	273,742	403,052	4,309,873	—	—
EQ/Loomis Sayles Growth Portfolio*	325,503	5,680,661	48,608	(2,532,589)	1,023,309	(61,685)	4,158,304	—	—
EQ/MFS International Growth Portfolio	402,225	3,679,905	48,607	(822,589)	222,077	326,558	3,454,558	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	202,441	1,755,063	21,494	(251,257)	(11,854)	82,758	1,596,204	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio	127,519	3,673,374	50,416	(966,084)	439,105	(55,540)	3,141,271	—	—
Fixed Income
1290 Diversified Bond Fund	3,539,067	31,665,685	1,791,347	(1,802,992)	(1,585)	(225,543)	31,426,912	1,369,542	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,633,282	44,512,054	1,198,370	(5,891,595)	(377,625)	2,736,666	42,177,870	—	—
1290 VT High Yield Bond Portfolio	1,260,811	12,056,723	327,141	(1,414,046)	689	879,735	11,850,242	—	—
EQ/Core Bond Index Portfolio	11,147,066	113,421,314	5,622,776	(16,496,150)	3,134	4,573,038	107,124,112	—	—
EQ/Core Plus Bond Portfolio	9,175,964	35,849,343	1,083,721	(4,657,848)	(505,580)	1,929,594	33,699,230	—	—
EQ/Intermediate Government Bond Portfolio	13,341,025	141,074,809	6,618,446	(20,964,543)	(148,337)	5,198,819	131,779,194	—	—
EQ/Long-Term Bond Portfolio	6,277,757	49,297,465	4,153,417	(8,476,002)	(1,345,062)	2,692,876	46,322,694	—	—
EQ/PIMCO Ultra Short Bond Portfolio	6,167,258	66,816,211	1,045,486	(8,026,838)	(125,991)	3,117,201	62,826,069	—	—
EQ/Quality Bond PLUS Portfolio	4,118,809	35,336,707	1,236,155	(4,796,418)	(273,214)	1,612,404	33,115,634	—	—
Multimanager Core Bond Portfolio	6,328,605	59,170,323	2,978,745	(7,624,510)	(378,916)	1,501,886	55,647,528	1,525,994	—

Total		746,817,512	30,492,590	(119,898,898)	6,515,541	38,139,515	702,066,260	2,895,536	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$34,124,319	$667,941,941	$—	$702,066,260

Total Assets	$34,124,319	$667,941,941	$—	$702,066,260

Total Liabilities	$—	$—	$—	$—

Total	$34,124,319	$667,941,941	$—	$702,066,260

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,066,844
Aggregate gross unrealized depreciation	(51,434,717)

Net unrealized appreciation	$9,632,127

Federal income tax cost of investments in securities and derivative instruments, if applicable	$692,434,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.3%)
1290 Avantis U.S. Large Cap Growth Fund‡	225,821	$4,001,554
1290 VT Equity Income Portfolio‡	1,341,730	7,486,107
1290 VT GAMCO Small Company Value Portfolio‡	58,032	4,517,882
1290 VT Micro Cap Portfolio‡	417,466	4,058,394
1290 VT Small Cap Value Portfolio‡	364,972	4,514,872
ATM International Managed Volatility Portfolio‡	2,693,079	31,955,375
ATM Large Cap Managed Volatility Portfolio‡	5,697,920	99,295,692
ATM Mid Cap Managed Volatility Portfolio‡	2,318,004	20,853,043
ATM Small Cap Managed Volatility Portfolio‡	1,824,366	21,718,551
EQ/AB Small Cap Growth Portfolio‡	569,542	10,847,243
EQ/American Century Mid Cap Value Portfolio‡	140,702	3,387,019
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,288,053	15,267,870
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	162,338	2,515,808
EQ/Global Equity Managed Volatility Portfolio‡	605,725	11,416,381
EQ/International Core Managed Volatility Portfolio‡	606,558	7,529,430
EQ/International Equity Index Portfolio‡	96,280	1,173,058
EQ/International Value Managed Volatility Portfolio‡	740,936	11,157,021
EQ/Janus Enterprise Portfolio‡	337,499	8,271,590
EQ/JPMorgan Growth Stock Portfolio*‡	109,672	8,334,034
EQ/JPMorgan Value Opportunities Portfolio‡	347,743	7,686,733
EQ/Large Cap Core Managed Volatility Portfolio‡	1,470,613	19,047,136
EQ/Large Cap Value Managed Volatility Portfolio‡	474,102	9,823,875
EQ/Loomis Sayles Growth Portfolio*‡	705,041	9,006,897
EQ/MFS International Growth Portfolio‡	1,477,941	12,693,490
EQ/Morgan Stanley Small Cap Growth Portfolio‡	644,225	5,079,575
EQ/Value Equity Portfolio‡	289,418	7,129,457

Total Equity		348,768,087

Fixed Income (58.6%)
1290 Diversified Bond Fund‡	3,033,217	26,934,971
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,112,987	37,441,503
1290 VT High Yield Bond Portfolio‡	1,104,568	10,381,734
EQ/Core Bond Index Portfolio‡	9,044,055	86,914,023
EQ/Core Plus Bond Portfolio‡	8,148,793	29,926,889
EQ/Intermediate Government Bond Portfolio‡	11,188,267	110,514,811
EQ/Long-Term Bond Portfolio‡	8,460,859	62,431,500
EQ/PIMCO Ultra Short Bond Portfolio‡	4,757,160	48,461,351
EQ/Quality Bond PLUS Portfolio‡	3,922,046	31,533,643
Multimanager Core Bond Portfolio‡	5,633,820	49,538,278

Total Fixed Income		494,078,703

Total Investments in Securities (99.9%) (Cost $754,909,540)		842,846,790
Other Assets Less Liabilities (0.1%)		740,747

Net Assets (100%)		$843,587,537

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following:1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	225,821	—	3,853,111	(183,895)	4,020	328,318	4,001,554	—	—
1290 VT Equity Income Portfolio	1,341,730	8,589,013	27,839	(2,240,234)	398,150	711,339	7,486,107	—	—
1290 VT GAMCO Small Company Value Portfolio	58,032	4,557,858	15,719	(539,078)	178,214	305,169	4,517,882	—	—
1290 VT Micro Cap Portfolio	417,466	4,063,249	13,320	(447,130)	(12,308)	441,263	4,058,394	—	—
1290 VT Small Cap Value Portfolio	364,972	4,307,793	14,521	(493,104)	98,224	587,438	4,514,872	—	—
ATM International Managed Volatility Portfolio	2,693,079	32,878,616	605,241	(5,189,648)	746,531	2,914,635	31,955,375	—	—
ATM Large Cap Managed Volatility Portfolio	5,697,920	99,488,110	1,296,840	(20,765,230)	6,136,889	13,139,083	99,295,692	—	—
ATM Mid Cap Managed Volatility Portfolio	2,318,004	23,733,475	71,399	(5,419,545)	(246,048)	2,713,762	20,853,043	—	—
ATM Small Cap Managed Volatility Portfolio	1,824,366	22,187,493	80,460	(2,735,057)	(27,986)	2,213,641	21,718,551	—	—
EQ/AB Small Cap Growth Portfolio	569,542	10,668,573	35,698	(1,209,772)	(102,360)	1,455,104	10,847,243	—	—
EQ/American Century Mid Cap Value Portfolio	140,702	3,329,210	9,061	(315,513)	66,050	298,211	3,387,019	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,288,053	14,003,221	394,761	(1,525,285)	(59,279)	2,454,452	15,267,870	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	162,338	2,692,126	13,320	(447,130)	225,785	31,707	2,515,808	—	—
EQ/Global Equity Managed Volatility Portfolio	605,725	11,777,119	37,500	(2,178,733)	1,018,665	761,830	11,416,381	—	—
EQ/International Core Managed Volatility Portfolio	606,558	7,867,774	27,840	(1,240,234)	460,021	414,029	7,529,430	—	—
EQ/International Equity Index Portfolio	96,280	1,033,436	—	—	—	139,622	1,173,058	—	—
EQ/International Value Managed Volatility Portfolio	740,936	11,739,393	41,759	(1,735,350)	205,676	905,543	11,157,021	—	—
EQ/Janus Enterprise Portfolio	337,499	10,627,462	24,180	(3,581,603)	336,536	865,015	8,271,590	—	—
EQ/JPMorgan Growth Stock Portfolio*	109,672	8,444,501	19,322	(2,261,999)	170,719	1,961,491	8,334,034	—	—
EQ/JPMorgan Value Opportunities Portfolio	347,743	8,752,649	277,840	(2,465,234)	481,515	639,963	7,686,733	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,470,613	18,607,327	567,798	(3,731,623)	1,417,902	2,185,732	19,047,136	—	—
EQ/Large Cap Growth Index Portfolio	—	1,313,115	—	(1,448,310)	1,102,183	(966,988)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	474,102	11,712,209	44,217	(3,473,007)	1,898,290	(357,834)	9,823,875	—	—
EQ/Loomis Sayles Growth Portfolio*	705,041	9,433,335	402,840	(2,755,234)	1,109,476	816,480	9,006,897	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	1,477,941	12,949,298	44,761	(2,300,285)	436,388	1,563,328	12,693,490	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	644,225	5,634,447	24,237	(802,312)	42,306	180,897	5,079,575	—	—
EQ/Value Equity Portfolio	289,418	8,818,004	27,841	(2,590,234)	1,491,415	(617,569)	7,129,457	—	—
Fixed Income
1290 Diversified Bond Fund	3,033,217	27,455,163	1,790,356	(2,129,216)	(357)	(180,975)	26,934,971	1,199,771	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,112,987	38,418,581	1,321,420	(4,406,316)	(118,075)	2,225,893	37,441,503	—	—
1290 VT High Yield Bond Portfolio	1,104,568	10,446,183	336,439	(1,178,155)	(10,486)	787,753	10,381,734	—	—
EQ/Core Bond Index Portfolio	9,044,055	85,182,243	9,412,017	(11,427,030)	92,947	3,653,846	86,914,023	—	—
EQ/Core Plus Bond Portfolio	8,148,793	30,913,349	1,227,839	(3,497,700)	(285,359)	1,568,760	29,926,889	—	—
EQ/Intermediate Government Bond Portfolio	11,188,267	112,201,517	8,256,252	(14,212,135)	13,458	4,255,719	110,514,811	—	—
EQ/Long-Term Bond Portfolio	8,460,859	65,370,386	4,829,387	(9,682,859)	(1,022,270)	2,936,856	62,431,500	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,757,160	50,423,318	1,132,205	(5,390,776)	(24,249)	2,320,853	48,461,351	—	—
EQ/Quality Bond PLUS Portfolio	3,922,046	33,294,300	1,037,839	(4,097,700)	(168,894)	1,468,098	31,533,643	—	—
Multimanager Core Bond Portfolio	5,633,820	51,233,912	3,002,649	(5,722,393)	(284,026)	1,308,136	49,538,278	1,359,249	—

Total		864,147,758	40,317,828	(133,819,059)	15,769,663	56,430,600	842,846,790	2,559,020	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$30,936,525	$811,910,265	$—	$842,846,790

Total Assets	$30,936,525	$811,910,265	$—	$842,846,790

Total Liabilities	$—	$—	$—	$—

Total	$30,936,525	$811,910,265	$—	$842,846,790

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,365,886
Aggregate gross unrealized depreciation	(57,165,356)

Net unrealized appreciation	$86,200,530

Federal income tax cost of investments in securities and derivative instruments, if applicable	$756,646,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.5%)
1290 Avantis U.S. Large Cap Growth Fund‡	1,469,684	$26,042,797
1290 VT Equity Income Portfolio‡	10,894,604	60,785,852
1290 VT GAMCO Small Company Value Portfolio‡	627,884	48,881,604
1290 VT Micro Cap Portfolio‡	3,654,543	35,527,660
1290 VT Small Cap Value Portfolio‡	3,480,859	43,059,876
ATM International Managed Volatility Portfolio‡	28,084,461	333,242,877
ATM Large Cap Managed Volatility Portfolio‡	41,609,217	725,109,572
ATM Mid Cap Managed Volatility Portfolio‡	11,206,211	100,812,444
ATM Small Cap Managed Volatility Portfolio‡	18,383,132	218,845,857
EQ/AB Small Cap Growth Portfolio‡	6,268,011	119,377,813
EQ/American Century Mid Cap Value Portfolio‡	965,194	23,234,370
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	9,364,756	111,004,689
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,248,713	34,849,115
EQ/Global Equity Managed Volatility Portfolio‡	6,404,544	120,709,524
EQ/International Core Managed Volatility Portfolio‡	6,514,814	80,870,830
EQ/International Equity Index Portfolio‡	664,432	8,095,409
EQ/International Value Managed Volatility Portfolio‡	7,718,370	116,223,260
EQ/Janus Enterprise Portfolio‡	1,685,745	41,315,050
EQ/JPMorgan Growth Stock Portfolio*‡	700,587	53,238,194
EQ/JPMorgan Value Opportunities Portfolio‡	2,803,955	61,980,474
EQ/Large Cap Core Managed Volatility Portfolio‡	10,757,395	139,327,982
EQ/Large Cap Value Managed Volatility Portfolio‡	3,901,336	80,839,563
EQ/Loomis Sayles Growth Portfolio*‡	4,489,021	57,347,261
EQ/MFS International Growth Portfolio‡	16,033,032	137,701,779
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,553,140	51,670,116
EQ/Value Equity Portfolio‡	2,412,979	59,440,793

Total Equity		2,889,534,761

Fixed Income (48.4%)
1290 Diversified Bond Fund‡	16,414,221	145,758,280
1290 VT DoubleLine Opportunistic Bond Portfolio‡	22,411,882	204,020,698
1290 VT High Yield Bond Portfolio‡	6,054,968	56,910,080
EQ/Core Bond Index Portfolio‡	48,025,355	461,527,159
EQ/Core Plus Bond Portfolio‡	44,267,157	162,573,559
EQ/Intermediate Government Bond Portfolio‡	58,793,432	580,746,327
EQ/Long-Term Bond Portfolio‡	56,219,132	414,833,131
EQ/PIMCO Ultra Short Bond Portfolio‡	24,888,582	253,540,832
EQ/Quality Bond PLUS Portfolio‡	21,155,478	170,092,146
Multimanager Core Bond Portfolio‡	30,760,528	270,477,842

Total Fixed Income		2,720,480,054

Total Investments in Securities (99.9%) (Cost $4,793,874,145)		5,610,014,815
Other Assets Less Liabilities (0.1%)		3,941,907

Net Assets (100%)		$5,613,956,722

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	1,469,684	—	24,934,646	(1,052,010)	25,825	2,134,336	26,042,797	—	—
1290 VT Equity Income Portfolio	10,894,604	64,064,717	33,415	(12,170,677)	2,119,256	6,739,141	60,785,852	—	—
1290 VT GAMCO Small Company Value Portfolio	627,884	52,037,151	27,128	(8,256,810)	3,347,860	1,726,275	48,881,604	—	—
1290 VT Micro Cap Portfolio	3,654,543	35,265,642	20,180	(3,509,162)	(54,433)	3,805,433	35,527,660	—	—
1290 VT Small Cap Value Portfolio	3,480,859	40,273,901	20,840	(3,742,942)	288,933	6,219,144	43,059,876	—	—
ATM International Managed Volatility Portfolio	28,084,461	331,873,385	3,161,426	(39,380,341)	1,772,534	35,815,873	333,242,877	—	—
ATM Large Cap Managed Volatility Portfolio	41,609,217	721,735,646	5,340,720	(140,951,614)	31,238,897	107,745,923	725,109,572	—	—
ATM Mid Cap Managed Volatility Portfolio	11,206,211	97,601,557	39,353	(8,874,698)	(30,776)	12,077,008	100,812,444	—	—
ATM Small Cap Managed Volatility Portfolio	18,383,132	225,566,359	118,424	(28,526,896)	588,458	21,099,512	218,845,857	—	—
EQ/AB Small Cap Growth Portfolio	6,268,011	114,539,523	55,573	(9,981,179)	(155,941)	14,919,837	119,377,813	—	—
EQ/American Century Mid Cap Value Portfolio	965,194	22,123,686	7,277	(1,364,538)	(493)	2,468,438	23,234,370	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	9,364,756	101,733,973	2,048,627	(10,233,532)	(313,982)	17,769,603	111,004,689	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,248,713	34,820,179	20,180	(3,509,162)	(199,177)	3,717,095	34,849,115	—	—
EQ/Global Equity Managed Volatility Portfolio	6,404,544	118,686,698	1,556,234	(17,914,960)	4,204,067	14,177,485	120,709,524	—	—
EQ/International Core Managed Volatility Portfolio	6,514,814	79,209,298	2,041,020	(9,452,104)	2,990,372	6,082,244	80,870,830	—	—
EQ/International Equity Index Portfolio	664,432	7,131,863	—	—	—	963,546	8,095,409	—	—
EQ/International Value Managed Volatility Portfolio	7,718,370	118,789,857	56,234	(14,114,960)	251,442	11,240,687	116,223,260	—	—
EQ/Janus Enterprise Portfolio	1,685,745	38,575,744	15,543	(3,079,745)	26,132	5,777,376	41,315,050	—	—
EQ/JPMorgan Growth Stock Portfolio*	700,587	57,346,990	16,533	(17,920,415)	617,475	13,177,611	53,238,194	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,803,955	64,587,157	1,533,414	(13,070,677)	2,758,052	6,172,528	61,980,474	—	—
EQ/Large Cap Core Managed Volatility Portfolio	10,757,395	137,050,441	2,573,444	(26,572,111)	11,669,511	14,606,697	139,327,982	—	—
EQ/Large Cap Growth Index Portfolio	—	8,462,064	—	(9,331,677)	6,665,973	(5,796,360)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	3,901,336	86,878,711	52,274	(18,312,279)	11,225,483	995,374	80,839,563	—	—
EQ/Loomis Sayles Growth Portfolio*	4,489,021	66,898,129	2,527,128	(24,366,810)	9,362,584	2,926,230	57,347,261	—	—
EQ/MFS International Growth Portfolio	16,033,032	130,673,317	68,807	(14,542,694)	2,014,745	19,487,604	137,701,779	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	6,553,140	57,710,701	38,382	(8,316,984)	(1,046,837)	3,284,854	51,670,116	—	—
EQ/Value Equity Portfolio	2,412,979	65,164,740	1,733,413	(14,370,677)	7,743,802	(830,485)	59,440,793	—	—
Fixed Income
1290 Diversified Bond Fund	16,414,221	144,050,563	10,455,246	(7,844,501)	(4,725)	(898,303)	145,758,280	6,384,426	—
1290 VT DoubleLine Opportunistic Bond Portfolio	22,411,882	204,341,783	7,948,574	(19,784,624)	240,467	11,274,498	204,020,698	—	—
1290 VT High Yield Bond Portfolio	6,054,968	55,406,635	2,102,489	(4,827,392)	1,264	4,227,084	56,910,080	—	—
EQ/Core Bond Index Portfolio	48,025,355	434,312,337	52,679,720	(45,344,725)	393,807	19,486,020	461,527,159	—	—
EQ/Core Plus Bond Portfolio	44,267,157	165,704,384	6,578,064	(16,808,572)	(862,812)	7,962,495	162,573,559	—	—
EQ/Intermediate Government Bond Portfolio	58,793,432	564,564,398	49,964,568	(56,184,739)	107,591	22,294,509	580,746,327	—	—
EQ/Long-Term Bond Portfolio	56,219,132	417,593,832	32,597,477	(48,566,101)	130,611	13,077,312	414,833,131	—	—
EQ/PIMCO Ultra Short Bond Portfolio	24,888,582	253,173,115	10,846,063	(22,262,017)	123,709	11,659,962	253,540,832	—	—
EQ/Quality Bond PLUS Portfolio	21,155,478	177,104,743	6,383,361	(20,471,769)	(436,669)	7,512,480	170,092,146	—	—
Multimanager Core Bond Portfolio	30,760,528	271,752,213	18,992,647	(25,976,554)	(19,453)	5,728,989	270,477,842	7,359,367	—

Total		5,566,805,432	246,588,424	(730,990,648)	96,783,552	430,828,055	5,610,014,815	13,743,793	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$171,801,077	$5,438,213,738	$—	$5,610,014,815

Total Assets	$171,801,077	$5,438,213,738	$—	$5,610,014,815

Total Liabilities	$—	$—	$—	$—

Total	$171,801,077	$5,438,213,738	$—	$5,610,014,815

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,107,971,935
Aggregate gross unrealized depreciation	(316,903,585)

Net unrealized appreciation	$791,068,350

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,818,946,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.4%)
1290 Avantis U.S. Large Cap Growth Fund‡	2,385,659	$42,273,882
1290 VT Equity Income Portfolio‡	21,605,166	120,544,850
1290 VT GAMCO Small Company Value Portfolio‡	1,400,368	109,020,438
1290 VT Micro Cap Portfolio‡	7,575,826	73,648,432
1290 VT Small Cap Value Portfolio‡	6,322,867	78,216,864
ATM International Managed Volatility Portfolio‡	47,303,444	561,290,312
ATM Large Cap Managed Volatility Portfolio‡	72,694,174	1,266,816,474
ATM Mid Cap Managed Volatility Portfolio‡	13,558,661	121,975,370
ATM Small Cap Managed Volatility Portfolio‡	45,198,498	538,075,008
EQ/AB Small Cap Growth Portfolio‡	12,325,970	234,755,064
EQ/American Century Mid Cap Value Portfolio‡	1,017,040	24,482,440
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	15,793,776	187,210,776
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,410,862	83,854,088
EQ/Global Equity Managed Volatility Portfolio‡	11,066,058	208,567,315
EQ/International Core Managed Volatility Portfolio‡	10,674,493	132,506,478
EQ/International Equity Index Portfolio‡	661,442	8,058,975
EQ/International Value Managed Volatility Portfolio‡	13,087,079	197,065,318
EQ/Janus Enterprise Portfolio‡	1,845,752	45,236,567
EQ/JPMorgan Growth Stock Portfolio*‡	1,016,169	77,219,562
EQ/JPMorgan Value Opportunities Portfolio‡	5,538,293	122,422,085
EQ/Large Cap Core Managed Volatility Portfolio‡	18,484,548	239,408,771
EQ/Large Cap Value Managed Volatility Portfolio‡	7,749,205	160,571,240
EQ/Loomis Sayles Growth Portfolio*‡	6,515,541	83,236,068
EQ/MFS International Growth Portfolio‡	27,103,506	232,781,984
EQ/Morgan Stanley Small Cap Growth Portfolio‡	14,384,830	113,421,336
EQ/Value Equity Portfolio‡	4,735,966	116,664,757

Total Equity		5,179,324,454

Fixed Income (28.6%)
1290 Diversified Bond Fund‡	12,298,309	109,208,986
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,005,721	154,807,124
1290 VT High Yield Bond Portfolio‡	4,383,765	41,202,600
EQ/Core Bond Index Portfolio‡	35,159,270	337,883,145
EQ/Core Plus Bond Portfolio‡	34,047,548	125,041,487
EQ/Intermediate Government Bond Portfolio‡	42,010,013	414,964,052
EQ/Long-Term Bond Portfolio‡	49,760,092	367,172,777
EQ/PIMCO Ultra Short Bond Portfolio‡	18,485,318	188,310,561
EQ/Quality Bond PLUS Portfolio‡	15,660,199	125,909,555
Multimanager Core Bond Portfolio‡	23,402,516	205,778,720

Total Fixed Income		2,070,279,007

Total Investments in Securities (100.0%) (Cost $5,532,137,093)		7,249,603,461
Other Assets Less Liabilities (0.0%)†		3,563,245

Net Assets (100%)		$7,253,166,706

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	2,385,659	—	40,503,983	(1,541,515)	35,122	3,276,292	42,273,882	—	—
1290 VT Equity Income Portfolio	21,605,166	129,716,711	—	(26,895,800)	3,268,512	14,455,427	120,544,850	—	—
1290 VT GAMCO Small Company Value Portfolio	1,400,368	110,750,272	—	(13,237,496)	3,890,029	7,617,633	109,020,438	—	—
1290 VT Micro Cap Portfolio	7,575,826	65,187,587	8,100,000	(7,170,162)	(245,323)	7,776,330	73,648,432	—	—
1290 VT Small Cap Value Portfolio	6,322,867	73,277,621	—	(6,861,859)	402,729	11,398,373	78,216,864	—	—
ATM International Managed Volatility Portfolio	47,303,444	552,929,093	2,749,999	(57,390,718)	1,679,117	61,322,821	561,290,312	—	—
ATM Large Cap Managed Volatility Portfolio	72,694,174	1,267,367,879	4,999,999	(252,837,093)	53,221,436	194,064,253	1,266,816,474	—	—
ATM Mid Cap Managed Volatility Portfolio	13,558,661	107,618,452	10,800,000	(10,464,687)	(13,219)	14,034,824	121,975,370	—	—
ATM Small Cap Managed Volatility Portfolio	45,198,498	468,423,546	73,800,002	(56,749,435)	966,455	51,634,440	538,075,008	—	—
EQ/AB Small Cap Growth Portfolio	12,325,970	227,211,620	—	(21,530,283)	(2,519,082)	31,592,809	234,755,064	—	—
EQ/American Century Mid Cap Value Portfolio	1,017,040	23,740,774	—	(1,869,615)	1,256	2,610,025	24,482,440	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	15,793,776	173,404,274	—	(15,901,637)	(488,046)	30,196,185	187,210,776	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,410,862	77,072,339	8,750,000	(10,170,162)	(149,648)	8,351,559	83,854,088	—	—
EQ/Global Equity Managed Volatility Portfolio	11,066,058	197,623,921	1,900,000	(22,170,111)	(209,704)	31,423,209	208,567,315	—	—
EQ/International Core Managed Volatility Portfolio	10,674,493	131,132,048	—	(13,661,263)	5,104,378	9,931,315	132,506,478	—	—
EQ/International Equity Index Portfolio	661,442	7,099,765	—	—	—	959,210	8,058,975	—	—
EQ/International Value Managed Volatility Portfolio	13,087,079	196,905,210	—	(19,070,112)	(890,739)	20,120,959	197,065,318	—	—
EQ/Janus Enterprise Portfolio	1,845,752	42,755,112	—	(3,893,384)	(1,931)	6,376,770	45,236,567	—	—
EQ/JPMorgan Growth Stock Portfolio*	1,016,169	87,607,525	—	(32,117,153)	2,900,979	18,828,211	77,219,562	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,538,293	121,019,075	1,500,000	(17,945,798)	2,726,910	15,121,898	122,422,085	—	—
EQ/Large Cap Core Managed Volatility Portfolio	18,484,548	266,336,968	2,000,001	(76,381,010)	34,020,170	13,432,642	239,408,771	—	—
EQ/Large Cap Growth Index Portfolio	—	9,252,764	—	(10,203,984)	7,390,757	(6,439,537)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,749,205	173,096,490	—	(36,820,293)	20,611,248	3,683,795	160,571,240	—	—
EQ/Loomis Sayles Growth Portfolio*	6,515,541	120,536,321	2,500,001	(60,651,273)	23,452,391	(2,601,372)	83,236,068	—	—
EQ/MFS International Growth Portfolio	27,103,506	218,464,868	—	(22,146,889)	5,097,072	31,366,933	232,781,984	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	14,384,830	114,670,866	6,500,001	(13,126,909)	1,106,281	4,271,097	113,421,336	—	—
EQ/Value Equity Portfolio	4,735,966	132,054,470	—	(29,095,798)	16,715,378	(3,009,293)	116,664,757	—	—
Fixed Income
1290 Diversified Bond Fund	12,298,309	106,883,645	10,103,663	(7,124,546)	(3,112)	(650,664)	109,208,986	4,817,743	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,005,721	151,409,167	10,350,000	(15,690,324)	254,065	8,484,216	154,807,124	—	—
1290 VT High Yield Bond Portfolio	4,383,765	40,781,376	2,530,000	(5,239,232)	(784)	3,131,240	41,202,600	—	—
EQ/Core Bond Index Portfolio	35,159,270	306,244,837	52,025,000	(34,945,697)	237,868	14,321,137	337,883,145	—	—
EQ/Core Plus Bond Portfolio	34,047,548	122,195,323	9,425,000	(12,008,253)	(16,985)	5,446,402	125,041,487	—	—
EQ/Intermediate Government Bond Portfolio	42,010,013	395,733,880	48,995,000	(45,842,818)	128,658	15,949,332	414,964,052	—	—
EQ/Long-Term Bond Portfolio	49,760,092	349,433,120	48,050,001	(42,349,434)	(65,582)	12,104,672	367,172,777	—	—
EQ/PIMCO Ultra Short Bond Portfolio	18,485,318	190,614,019	5,874,999	(16,980,697)	(9,599)	8,811,839	188,310,561	—	—
EQ/Quality Bond PLUS Portfolio	15,660,199	129,208,376	7,425,001	(15,958,253)	(187,865)	5,422,296	125,909,555	—	—
Multimanager Core Bond Portfolio	23,402,516	201,441,028	20,012,868	(20,046,162)	61,602	4,309,384	205,778,720	5,578,329	—

Total		7,089,200,342	378,895,518	(1,056,089,855)	178,470,794	659,126,662	7,249,603,461	10,396,072	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$151,482,868	$7,098,120,593	$—	$7,249,603,461

Total Assets	$151,482,868	$7,098,120,593	$—	$7,249,603,461

Total Liabilities	$—	$—	$—	$—

Total	$151,482,868	$7,098,120,593	$—	$7,249,603,461

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,878,023,899
Aggregate gross unrealized depreciation	(230,706,844)

Net unrealized appreciation	$1,647,317,055

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,602,286,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.2%)
1290 Avantis U.S. Large Cap Growth Fund‡	1,296,763	$22,978,632
1290 VT Equity Income Portfolio‡	13,987,217	78,040,920
1290 VT GAMCO Small Company Value Portfolio‡	1,068,496	83,183,820
1290 VT Micro Cap Portfolio‡	3,883,766	37,756,048
1290 VT Small Cap Value Portfolio‡	3,115,352	38,538,380
ATM International Managed Volatility Portfolio‡	29,007,149	344,191,257
ATM Large Cap Managed Volatility Portfolio‡	45,969,541	801,095,449
ATM Mid Cap Managed Volatility Portfolio‡	6,491,081	58,394,555
ATM Small Cap Managed Volatility Portfolio‡	23,065,206	274,584,584
EQ/AB Small Cap Growth Portfolio‡	5,765,184	109,801,181
EQ/American Century Mid Cap Value Portfolio‡	543,949	13,094,063
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	9,797,335	116,132,241
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,910,411	45,103,694
EQ/Global Equity Managed Volatility Portfolio‡	6,832,212	128,769,979
EQ/International Core Managed Volatility Portfolio‡	5,979,851	74,230,138
EQ/International Equity Index Portfolio‡	542,938	6,615,137
EQ/International Value Managed Volatility Portfolio‡	6,965,436	104,885,582
EQ/Janus Enterprise Portfolio‡	754,744	18,497,635
EQ/JPMorgan Growth Stock Portfolio*‡	530,495	40,312,735
EQ/JPMorgan Value Opportunities Portfolio‡	3,274,381	72,379,093
EQ/Large Cap Core Managed Volatility Portfolio‡	12,468,863	161,494,626
EQ/Large Cap Value Managed Volatility Portfolio‡	4,951,465	102,599,285
EQ/Loomis Sayles Growth Portfolio*‡	4,138,579	52,870,357
EQ/MFS International Growth Portfolio‡	16,452,224	141,302,067
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,062,354	55,685,164
EQ/Value Equity Portfolio‡	3,018,533	74,357,886

Total Equity		3,056,894,508

Fixed Income (8.8%)
1290 Diversified Bond Fund‡	1,690,167	15,008,682
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,416,378	21,996,861
1290 VT High Yield Bond Portfolio‡	724,849	6,812,790
EQ/Core Bond Index Portfolio‡	4,515,987	43,398,964
EQ/Core Plus Bond Portfolio‡	4,804,743	17,645,682
EQ/Intermediate Government Bond Portfolio‡	5,525,512	54,579,577
EQ/Long-Term Bond Portfolio‡	8,338,086	61,525,574
EQ/PIMCO Ultra Short Bond Portfolio‡	2,525,761	25,730,017
EQ/Quality Bond PLUS Portfolio‡	2,172,217	17,464,837
Multimanager Core Bond Portfolio‡	3,338,982	29,359,727

Total Fixed Income		293,522,711

Total Investments in Securities (100.0%) (Cost $2,331,464,049)		3,350,417,219
Other Assets Less Liabilities (0.0%)†		862,346

Net Assets (100%)		$3,351,279,565

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	1,296,763	—	21,918,314	(798,265)	16,602	1,841,981	22,978,632	—	—
1290 VT Equity Income Portfolio	13,987,217	73,455,650	187,946	(6,761,257)	570,214	10,588,367	78,040,920	—	—
1290 VT GAMCO Small Company Value Portfolio	1,068,496	80,232,274	200,343	(6,008,850)	409,180	8,350,873	83,183,820	—	—
1290 VT Micro Cap Portfolio	3,883,766	29,887,749	7,608,575	(3,489,443)	(104,812)	3,853,979	37,756,048	—	—
1290 VT Small Cap Value Portfolio	3,115,352	35,863,444	91,934	(3,223,354)	17,923	5,788,433	38,538,380	—	—
ATM International Managed Volatility Portfolio	29,007,149	332,605,245	864,436	(27,849,020)	692,463	37,878,133	344,191,257	—	—
ATM Large Cap Managed Volatility Portfolio	45,969,541	741,642,570	1,933,374	(93,323,411)	(835,684)	151,678,600	801,095,449	—	—
ATM Mid Cap Managed Volatility Portfolio	6,491,081	55,725,306	146,096	(4,440,115)	(11,348)	6,974,616	58,394,555	—	—
ATM Small Cap Managed Volatility Portfolio	23,065,206	244,976,544	26,580,654	(24,054,762)	16,783	27,065,365	274,584,584	—	—
EQ/AB Small Cap Growth Portfolio	5,765,184	98,438,835	7,267,401	(9,185,045)	(509,404)	13,789,394	109,801,181	—	—
EQ/American Century Mid Cap Value Portfolio	543,949	12,431,026	25,042	(751,106)	460	1,388,641	13,094,063	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	9,797,335	107,082,450	271,645	(9,603,541)	(276,931)	18,658,618	116,132,241	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,910,411	41,400,169	4,108,657	(4,841,416)	(21,293)	4,457,577	45,103,694	—	—
EQ/Global Equity Managed Volatility Portfolio	6,832,212	120,116,531	304,840	(10,783,744)	(41,000)	19,173,352	128,769,979	—	—
EQ/International Core Managed Volatility Portfolio	5,979,851	72,350,738	200,510	(6,712,797)	1,996,499	6,395,188	74,230,138	—	—
EQ/International Equity Index Portfolio	542,938	5,827,778	—	—	—	787,359	6,615,137	—	—
EQ/International Value Managed Volatility Portfolio	6,965,436	104,134,173	304,841	(9,783,744)	127,229	10,103,083	104,885,582	—	—
EQ/Janus Enterprise Portfolio	754,744	17,465,193	58,406	(1,635,257)	5,383	2,603,910	18,497,635	—	—
EQ/JPMorgan Growth Stock Portfolio*	530,495	34,139,300	100,171	(3,004,425)	9,144	9,068,545	40,312,735	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,274,381	67,963,451	187,946	(6,161,257)	277,565	10,111,388	72,379,093	—	—
EQ/Large Cap Core Managed Volatility Portfolio	12,468,863	169,736,950	363,747	(40,955,843)	14,526,535	17,823,237	161,494,626	—	—
EQ/Large Cap Growth Index Portfolio	—	6,500,317	—	(7,168,395)	4,788,111	(4,120,033)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,951,465	106,702,633	250,929	(19,622,904)	8,877,704	6,390,923	102,599,285	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio*	4,138,579	66,831,345	100,506	(26,737,320)	11,100,601	1,575,225	52,870,357	—	—
EQ/MFS International Growth Portfolio	16,452,224	130,472,105	350,851	(11,571,408)	2,272,956	19,777,563	141,302,067	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	7,062,354	55,030,968	3,633,951	(5,648,444)	329,875	2,338,814	55,685,164	—	—
EQ/Value Equity Portfolio	3,018,533	83,548,807	187,947	(18,161,257)	6,592,682	2,189,707	74,357,886	—	—
Fixed Income
1290 Diversified Bond Fund	1,690,167	13,693,713	2,064,857	(665,221)	438	(85,105)	15,008,682	648,883	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,416,378	19,550,232	3,208,489	(1,987,230)	19,454	1,205,916	21,996,861	—	—
1290 VT High Yield Bond Portfolio	724,849	5,923,905	656,639	(266,088)	29	498,305	6,812,790	—	—
EQ/Core Bond Index Portfolio	4,515,987	38,261,628	7,266,979	(3,974,461)	14,904	1,829,914	43,398,964	—	—
EQ/Core Plus Bond Portfolio	4,804,743	15,742,950	2,625,085	(1,502,212)	9,514	770,345	17,645,682	—	—
EQ/Intermediate Government Bond Portfolio	5,525,512	48,996,851	8,631,265	(5,144,063)	6,175	2,089,349	54,579,577	—	—
EQ/Long-Term Bond Portfolio	8,338,086	51,477,624	13,254,584	(5,277,107)	(24,019)	2,094,492	61,525,574	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,525,761	25,543,420	1,116,809	(2,120,274)	443	1,189,619	25,730,017	—	—
EQ/Quality Bond PLUS Portfolio	2,172,217	16,171,461	2,020,925	(1,435,690)	10,506	697,635	17,464,837	—	—
Multimanager Core Bond Portfolio	3,338,982	26,424,632	4,560,482	(2,253,319)	7,234	620,698	29,359,727	780,328	—

Total		3,156,347,967	122,655,176	(386,902,045)	50,872,115	407,444,006	3,350,417,219	1,429,211	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$37,987,314	$3,312,429,905	$—	$3,350,417,219

Total Assets	$37,987,314	$3,312,429,905	$—	$3,350,417,219

Total Liabilities	$—	$—	$—	$—

Total	$37,987,314	$3,312,429,905	$—	$3,350,417,219

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,019,860,954
Aggregate gross unrealized depreciation	(32,745,945)

Net unrealized appreciation	$987,115,009

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,363,302,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (26.4%)
iShares Core S&P Total U.S. Stock Market ETF(x)	56,000	$7,034,720
iShares Core S&P U.S. Growth ETF(x)	21,000	2,770,110
iShares Core S&P U.S. Value ETF	14,300	1,365,507
iShares MSCI Global Min Vol Factor ETF(x)	35,100	4,020,003
SPDR Portfolio Developed World ex-US ETF	130,200	4,890,312
Vanguard FTSE Emerging Markets ETF(x)	29,600	1,416,360

Total Equity		21,497,012

Fixed Income (6.1%)
iShares Broad USD High Yield Corporate Bond ETF	110,500	4,160,325
Vanguard Total Bond Market ETF	10,500	788,655

Total Fixed Income		4,948,980

Total Exchange Traded Funds (32.5%) (Cost $22,005,559)		26,445,992

INVESTMENT COMPANIES:
Equity (22.3%)
1290 Avantis U.S. Large Cap Growth Fund‡	77,030	1,364,980
1290 Essex Small Cap Growth Fund*‡	252,601	3,081,726
1290 GAMCO Small/Mid Cap Value Fund‡	222,489	4,055,979
1290 SmartBeta Equity Fund‡	435,589	8,589,818
AB Small Cap Growth Portfolio*‡	14,754	1,090,335

Total Equity		18,182,838

Fixed Income (43.1%)
1290 Diversified Bond Fund‡	3,153,564	28,003,649
1290 High Yield Bond Fund‡	825,316	7,105,973

Total Fixed Income		35,109,622

Total Investment Companies (65.4%) (Cost $50,903,102)		53,292,460

SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	2,206,464	2,206,464

Total Short-Term Investments (2.7%) (Cost $2,206,464)		2,206,464

Total Investments in Securities (100.6%) (Cost $75,115,125)		81,944,916
Other Assets Less Liabilities (-0.6%)		(517,803)

Net Assets (100%)		$81,427,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $2,223,455. This was collateralized by $54,220 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54 and by cash of $2,206,464 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	77,030	—	1,278,022	(62,704)	194	149,468	1,364,980	—	—
1290 Essex Small Cap Growth Fund*	252,601	2,804,459	494,223	(527,145)	1,492	308,697	3,081,726	—	—
1290 GAMCO Small/Mid Cap Value Fund	222,489	3,620,336	702,536	(617,787)	9,799	341,095	4,055,979	—	—
1290 SmartBeta Equity Fund	435,589	8,376,986	1,078,339	(2,267,423)	174,164	1,227,752	8,589,818	—	—
AB Small Cap Growth Portfolio*	14,754	909,291	198,304	(189,427)	13,158	159,009	1,090,335	—	—
Fixed Income
1290 Diversified Bond Fund	3,153,564	24,834,592	6,891,343	(3,604,120)	53	(118,219)	28,003,649	1,137,372	—
1290 High Yield Bond Fund	825,316	6,287,923	1,317,595	(693,465)	2,174	191,746	7,105,973	330,091	—

Total		46,833,587	11,960,362	(7,962,071)	201,034	2,259,548	53,292,460	1,467,463	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$26,445,992	$—	$—	$26,445,992
Investment Companies
Investment Companies	53,292,460	—	—	53,292,460
Short-Term Investments
Investment Companies	2,206,464	—	—	2,206,464

Total Assets	$81,944,916	$—	$—	$81,944,916

Total Liabilities	$—	$—	$—	$—

Total	$81,944,916	$—	$—	$81,944,916

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,764,456
Aggregate gross unrealized depreciation	(1,066,759)

Net unrealized appreciation	$6,697,697

Federal income tax cost of investments in securities and derivative instruments, if applicable	$75,247,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (30.5%)
iShares Core S&P Total U.S. Stock Market ETF(x)	18,690	$2,347,838
iShares Core S&P U.S. Growth ETF	6,190	816,523
iShares Core S&P U.S. Value ETF	4,400	420,156
iShares MSCI Global Min Vol Factor ETF	16,460	1,885,164
SPDR Portfolio Developed World ex-US ETF	37,930	1,424,651
Vanguard FTSE Emerging Markets ETF	14,450	691,432

Total Equity		7,585,764

Fixed Income (4.2%)
iShares Broad USD High Yield Corporate Bond ETF	27,510	1,035,751

Total Exchange Traded Funds (34.7%) (Cost $7,316,929)		8,621,515

INVESTMENT COMPANIES:
Investment Companies (63.3%)
Equity (38.1%)
1290 Avantis U.S. Large Cap Growth Fund‡	38,435	681,069
1290 Essex Small Cap Growth Fund*‡	126,832	1,547,352
1290 GAMCO Small/Mid Cap Value Fund‡	110,518	2,014,743
1290 SmartBeta Equity Fund‡	238,503	4,703,275
AB Small Cap Growth Portfolio*‡	7,172	530,031

Total Equity		9,476,470

Fixed Income (25.2%)
1290 Diversified Bond Fund‡	550,745	4,890,614
1290 High Yield Bond Fund‡	157,030	1,352,027

Total Fixed Income		6,242,641

Total Investment Companies (63.3%) (Cost $14,615,105)		15,719,111

SHORT-TERM INVESTMENTS:
Investment Companies (2.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	268,275	268,275
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	375,750	375,975

Total Investment Companies		644,250

Total Short-Term Investments (2.6%) (Cost $644,150)		644,250

Total Investments in Securities (100.6%) (Cost $22,576,184)		24,984,876
Other Assets Less Liabilities (-0.6%)		(153,897)

Net Assets (100%)		$24,830,979

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $263,802. This was collateralized by cash of $268,275 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Glossary:

USD — United States Dollar

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	38,435	—	628,083	(8,324)	(6)	61,316	681,069	—	—
1290 Essex Small Cap Growth Fund*	126,832	1,210,576	393,116	(195,337)	56	138,941	1,547,352	—	—
1290 GAMCO Small/Mid Cap Value Fund	110,518	1,563,676	524,440	(230,656)	1,381	155,902	2,014,743	—	—
1290 SmartBeta Equity Fund	238,503	3,939,368	1,034,287	(964,035)	34,401	659,254	4,703,275	—	—
AB Small Cap Growth Portfolio*	7,172	398,931	135,077	(76,692)	353	72,362	530,031	—	—
Fixed Income
1290 Diversified Bond Fund	550,745	3,493,850	2,039,198	(642,171)	(11)	(252)	4,890,614	169,675	—
1290 High Yield Bond Fund	157,030	1,006,532	408,473	(96,805)	106	33,721	1,352,027	55,661	—

Total		11,612,933	5,162,674	(2,214,020)	36,280	1,121,244	15,719,111	225,336	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,621,515	$—	$—	$8,621,515
Investment Companies
Investment Companies	15,719,111	—	—	15,719,111
Short-Term Investments
Investment Companies	644,250	—	—	644,250

Total Assets	$24,984,876	$—	$—	$24,984,876

Total Liabilities	$—	$—	$—	$—

Total	$24,984,876	$—	$—	$24,984,876

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,706,827
Aggregate gross unrealized depreciation	(335,414)

Net unrealized appreciation	$2,371,413

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,613,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (33.3%)
iShares Core S&P Total U.S. Stock Market ETF(x)	21,550	$2,707,111
iShares Core S&P U.S. Growth ETF	7,100	936,561
iShares Core S&P U.S. Value ETF	5,100	486,999
iShares MSCI Global Min Vol Factor ETF	24,360	2,789,951
SPDR Portfolio Developed World ex-US ETF	39,170	1,471,225
Vanguard FTSE Emerging Markets ETF(x)	21,360	1,022,076

Total Exchange Traded Funds (33.3%) (Cost $7,898,076)		9,413,923

INVESTMENT COMPANIES:
Investment Companies (64.5%)
Equity (54.3%)
1290 Avantis U.S. Large Cap Growth Fund‡	66,414	1,176,859
1290 Essex Small Cap Growth Fund*‡	179,110	2,185,147
1290 GAMCO Small/Mid Cap Value Fund‡	157,109	2,864,090
1290 SmartBeta Equity Fund‡	422,834	8,338,287
AB Small Cap Growth Portfolio*‡	10,580	781,839

Total Equity		15,346,222

Fixed Income (10.2%)
1290 Diversified Bond Fund‡	144,002	1,278,740
1290 High Yield Bond Fund‡	185,394	1,596,244

Total Fixed Income		2,874,984

Total Investment Companies (64.5%) (Cost $15,776,242)		18,221,206

SHORT-TERM INVESTMENTS:
Investment Companies (11.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	2,604,792	2,604,792
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	518,290	518,600

Total Investment Companies		3,123,392

Total Short-Term Investments (11.1%) (Cost $3,123,302)		3,123,392

Total Investments in Securities (108.9%) (Cost $26,797,620)		30,758,521
Other Assets Less Liabilities (-8.9%)		(2,515,276)

Net Assets (100%)		$28,243,245

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $2,560,810. This was collateralized by cash of $2,604,792 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	66,414	—	1,071,875	(2,889)	6	107,867	1,176,859	—	—
1290 Essex Small Cap Growth Fund*	179,110	1,637,520	482,996	(137,836)	(63)	202,530	2,185,147	—	—
1290 GAMCO Small/Mid Cap Value Fund	157,109	2,138,358	661,043	(161,490)	341	225,838	2,864,090	—	—
1290 SmartBeta Equity Fund	422,834	6,416,067	1,799,651	(1,093,372)	20,598	1,195,343	8,338,287	—	—
AB Small Cap Growth Portfolio*	10,580	547,599	190,920	(66,179)	(437)	109,936	781,839	—	—
Fixed Income
1290 Diversified Bond Fund	144,002	460,215	848,827	(34,529)	353	3,874	1,278,740	31,753	—
1290 High Yield Bond Fund	185,394	1,052,824	512,373	(8,268)	(1)	39,316	1,596,244	62,045	—

Total		12,252,583	5,567,685	(1,504,563)	20,797	1,884,704	18,221,206	93,798	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,413,923	$—	$—	$9,413,923
Investment Companies
Investment Companies	18,221,206	—	—	18,221,206
Short-Term Investments
Investment Companies	3,123,392	—	—	3,123,392

Total Assets	$30,758,521	$—	$—	$30,758,521

Total Liabilities	$—	$—	$—	$—

Total	$30,758,521	$—	$—	$30,758,521

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,993,752
Aggregate gross unrealized depreciation	(61,130)

Net unrealized appreciation	$3,932,622

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,825,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (27.0%)
EQ/American Century Mid Cap Value Portfolio‡	15,339	$369,247
EQ/Emerging Markets Equity PLUS Portfolio‡	65,710	649,780
EQ/Equity 500 Index Portfolio‡	31,921	2,729,211
EQ/International Equity Index Portfolio‡	74,009	901,724
EQ/Janus Enterprise Portfolio‡	32,946	807,462
EQ/MFS International Growth Portfolio‡	67,298	578,001
EQ/Small Company Index Portfolio‡	32,260	396,208
EQ/Value Equity Portfolio‡	13,080	322,210
Multimanager Aggressive Equity Portfolio‡	4,457	366,113

Total Equity		7,119,956

Fixed Income (73.3%)
1290 Diversified Bond Fund‡	452,313	4,016,543
1290 VT High Yield Bond Portfolio‡	286,206	2,690,024
EQ/Core Bond Index Portfolio‡	226,456	2,176,258
EQ/Core Plus Bond Portfolio‡	988,789	3,631,380
EQ/Long-Term Bond Portfolio‡	254,418	1,877,318
EQ/PIMCO Ultra Short Bond Portfolio‡	283,602	2,889,059
EQ/Quality Bond PLUS Portfolio‡	253,711	2,039,861

Total Fixed Income		19,320,443

Total Investments in Securities (100.3%) (Cost $25,272,611)		26,440,399
Other Assets Less Liabilities (-0.3%)		(76,562)

Net Assets (100%)		$26,363,837

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	15,339	400,698	5,558	(77,174)	39,446	719	369,247	—	—
EQ/Emerging Markets Equity PLUS Portfolio	65,710	668,360	5,816	(98,655)	(1,847)	76,106	649,780	—	—
EQ/Equity 500 Index Portfolio	31,921	3,445,910	32,709	(1,374,847)	1,091,290	(465,851)	2,729,211	—	—
EQ/International Equity Index Portfolio	74,009	1,006,825	11,372	(235,828)	45,787	73,568	901,724	—	—
EQ/Janus Enterprise Portfolio	32,946	792,106	8,041	(107,592)	29,693	85,214	807,462	—	—
EQ/MFS International Growth Portfolio	67,298	612,723	6,799	(132,383)	12,626	78,236	578,001	—	—
EQ/Small Company Index Portfolio	32,260	436,213	229,531	(301,588)	112,372	(80,320)	396,208	—	—
EQ/Value Equity Portfolio	13,080	371,392	4,231	(93,250)	2,334	37,503	322,210	—	—
Multimanager Aggressive Equity Portfolio	4,457	500,852	4,232	(228,250)	173,769	(84,490)	366,113	—	—
Fixed Income
1290 Diversified Bond Fund	452,313	4,027,954	208,142	(193,578)	42	(26,017)	4,016,543	174,368	—
1290 VT High Yield Bond Portfolio	286,206	2,783,143	23,995	(317,204)	(17,955)	218,045	2,690,024	—	—
EQ/Core Bond Index Portfolio	226,456	2,312,800	185,010	(414,805)	(2,915)	96,168	2,176,258	—	—
EQ/Core Plus Bond Portfolio	988,789	3,798,887	112,716	(435,186)	(55,550)	210,513	3,631,380	—	—
EQ/Long-Term Bond Portfolio	254,418	2,026,734	16,164	(218,898)	(68,302)	121,620	1,877,318	—	—
EQ/PIMCO Ultra Short Bond Portfolio	283,602	2,246,615	829,867	(306,062)	920	117,719	2,889,059	—	—
EQ/Quality Bond PLUS Portfolio	253,711	2,122,549	228,168	(392,920)	(15,231)	97,295	2,039,861	—	—

Total		27,553,761	1,912,351	(4,928,220)	1,346,479	556,028	26,440,399	174,368	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,016,543	$22,423,856	$—	$26,440,399

Total Assets	$4,016,543	$22,423,856	$—	$26,440,399

Total Liabilities	$—	$—	$—	$—

Total	$4,016,543	$22,423,856	$—	$26,440,399

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,971,679
Aggregate gross unrealized depreciation	(2,854,756)

Net unrealized appreciation	$1,116,923

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,323,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (55.4%)
EQ/American Century Mid Cap Value Portfolio‡	137,215	$3,303,073
EQ/Emerging Markets Equity PLUS Portfolio‡	573,702	5,673,130
EQ/Equity 500 Index Portfolio‡	408,398	34,917,269
EQ/International Equity Index Portfolio‡	944,178	11,503,818
EQ/Janus Enterprise Portfolio‡	213,246	5,226,322
EQ/MFS International Growth Portfolio‡	866,274	7,440,106
EQ/Small Company Index Portfolio‡	696,194	8,550,397
EQ/Value Equity Portfolio‡	96,370	2,373,946
Multimanager Aggressive Equity Portfolio‡	25,921	2,129,173

Total Equity		81,117,234

Fixed Income (45.2%)
1290 Diversified Bond Fund‡	1,283,396	11,396,560
1290 VT High Yield Bond Portfolio‡	1,074,768	10,101,647
EQ/Core Bond Index Portfolio‡	887,692	8,530,783
EQ/Core Plus Bond Portfolio‡	3,251,706	11,942,068
EQ/Long-Term Bond Portfolio‡	948,044	6,995,483
EQ/PIMCO Ultra Short Bond Portfolio‡	954,084	9,719,281
EQ/Quality Bond PLUS Portfolio‡	917,932	7,380,262

Total Fixed Income		66,066,084

Total Investments in Securities (100.6%) (Cost $112,388,885)		147,183,318
Other Assets Less Liabilities (-0.6%)		(932,378)

Net Assets (100%)		$146,250,940

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	137,215	3,379,319	100,679	(541,999)	85,843	279,231	3,303,073	—	—
EQ/Emerging Markets Equity PLUS Portfolio	573,702	5,643,163	140,908	(760,981)	1,095	648,945	5,673,130	—	—
EQ/Equity 500 Index Portfolio	408,398	36,836,014	1,180,135	(10,262,484)	6,474,511	689,093	34,917,269	—	—
EQ/International Equity Index Portfolio	944,178	12,667,437	425,437	(3,063,799)	370,827	1,103,916	11,503,818	—	—
EQ/Janus Enterprise Portfolio	213,246	4,984,190	117,285	(624,143)	9,151	739,839	5,226,322	—	—
EQ/MFS International Growth Portfolio	866,274	7,298,440	181,135	(1,239,962)	261	1,200,232	7,440,106	—	—
EQ/Small Company Index Portfolio	696,194	8,105,699	1,671,363	(2,073,944)	31,683	815,596	8,550,397	—	—
EQ/Value Equity Portfolio	96,370	2,785,209	71,304	(778,691)	27,537	268,587	2,373,946	—	—
Multimanager Aggressive Equity Portfolio	25,921	2,323,631	136,616	(777,037)	462,307	(16,344)	2,129,173	—	—
Fixed Income
1290 Diversified Bond Fund	1,283,396	10,712,982	1,699,721	(985,730)	(450)	(29,963)	11,396,560	490,789	—
1290 VT High Yield Bond Portfolio	1,074,768	10,219,992	482,656	(1,357,742)	5,104	751,637	10,101,647	—	—
EQ/Core Bond Index Portfolio	887,692	8,187,322	1,355,388	(1,393,385)	2,342	379,116	8,530,783	—	—
EQ/Core Plus Bond Portfolio	3,251,706	12,328,234	752,884	(1,676,724)	17,904	519,770	11,942,068	—	—
EQ/Long-Term Bond Portfolio	948,044	7,666,511	182,835	(1,066,364)	(251,603)	464,104	6,995,483	—	—
EQ/PIMCO Ultra Short Bond Portfolio	954,084	6,724,850	3,777,774	(1,182,682)	4,841	394,498	9,719,281	—	—
EQ/Quality Bond PLUS Portfolio	917,932	7,210,548	1,180,390	(1,323,385)	16,288	296,421	7,380,262	—	—

Total		147,073,541	13,456,510	(29,109,052)	7,257,641	8,504,678	147,183,318	490,789	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$11,396,560	$135,786,758	$—	$147,183,318

Total Assets	$11,396,560	$135,786,758	$—	$147,183,318

Total Liabilities	$—	$—	$—	$—

Total	$11,396,560	$135,786,758	$—	$147,183,318

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,271,145
Aggregate gross unrealized depreciation	(7,669,536)

Net unrealized appreciation	$34,601,609

Federal income tax cost of investments in securities and derivative instruments, if applicable	$112,581,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (73.1%)
EQ/American Century Mid Cap Value Portfolio‡	178,434	$4,295,317
EQ/Emerging Markets Equity PLUS Portfolio‡	1,344,844	13,298,683
EQ/Equity 500 Index Portfolio‡	1,003,412	85,789,780
EQ/International Equity Index Portfolio‡	2,324,557	28,322,301
EQ/Janus Enterprise Portfolio‡	262,838	6,441,759
EQ/MFS International Growth Portfolio‡	1,987,048	17,066,017
EQ/Small Company Index Portfolio‡	1,913,576	23,501,842
EQ/Value Equity Portfolio‡	236,755	5,832,168
Multimanager Aggressive Equity Portfolio‡	42,203	3,466,566

Total Equity		188,014,433

Fixed Income (26.9%)
1290 Diversified Bond Fund‡	1,150,864	10,219,670
1290 VT High Yield Bond Portfolio‡	1,317,056	12,378,888
EQ/Core Bond Index Portfolio‡	962,283	9,247,607
EQ/Core Plus Bond Portfolio‡	3,342,813	12,276,665
EQ/Long-Term Bond Portfolio‡	1,116,923	8,241,618
EQ/PIMCO Ultra Short Bond Portfolio‡	874,502	8,908,583
EQ/Quality Bond PLUS Portfolio‡	1,005,182	8,081,761

Total Fixed Income		69,354,792

Total Investments in Securities (100.0%) (Cost $177,361,032)		257,369,225
Other Assets Less Liabilities (0.0%)†		(3,106)

Net Assets (100%)		$257,366,119

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	178,434	3,842,411	207,274	(205,050)	198	450,484	4,295,317	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,344,844	10,257,315	2,087,063	(507,213)	(178)	1,461,696	13,298,683	—	—
EQ/Equity 500 Index Portfolio	1,003,412	79,962,490	3,718,280	(14,248,795)	3,653,786	12,704,019	85,789,780	—	—
EQ/International Equity Index Portfolio	2,324,557	24,945,449	1,288,042	(1,305,303)	28,667	3,365,446	28,322,301	—	—
EQ/Janus Enterprise Portfolio	262,838	5,563,053	207,275	(205,050)	483	875,998	6,441,759	—	—
EQ/MFS International Growth Portfolio	1,987,048	14,438,194	711,535	(684,738)	242	2,600,784	17,066,017	—	—
EQ/Small Company Index Portfolio	1,913,576	20,236,544	3,748,522	(2,759,376)	(18,507)	2,294,659	23,501,842	—	—
EQ/Value Equity Portfolio	236,755	5,435,454	252,131	(514,844)	2,307	657,120	5,832,168	—	—
Multimanager Aggressive Equity Portfolio	42,203	3,384,465	231,622	(836,598)	(2,519)	689,596	3,466,566	—	—
Fixed Income
1290 Diversified Bond Fund	1,150,864	7,824,496	2,646,798	(247,726)	12	(3,910)	10,219,670	417,093	—
1290 VT High Yield Bond Portfolio	1,317,056	10,678,386	1,307,158	(484,017)	115	877,246	12,378,888	—	—
EQ/Core Bond Index Portfolio	962,283	7,489,130	1,900,904	(545,515)	(48)	403,136	9,247,607	—	—
EQ/Core Plus Bond Portfolio	3,342,813	10,732,579	1,505,759	(505,255)	(11)	543,593	12,276,665	—	—
EQ/Long-Term Bond Portfolio	1,116,923	7,775,450	568,895	(366,647)	220	263,700	8,241,618	—	—
EQ/PIMCO Ultra Short Bond Portfolio	874,502	5,591,097	3,287,033	(312,986)	173	343,266	8,908,583	—	—
EQ/Quality Bond PLUS Portfolio	1,005,182	6,957,672	1,254,549	(465,154)	986	333,708	8,081,761	—	—

Total		225,114,185	24,922,840	(24,194,267)	3,665,926	27,860,541	257,369,225	417,093	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,219,670	$247,149,555	$—	$257,369,225

Total Assets	$10,219,670	$247,149,555	$—	$257,369,225

Total Liabilities	$—	$—	$—	$—

Total	$10,219,670	$247,149,555	$—	$257,369,225

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,996,276
Aggregate gross unrealized depreciation	(5,227,489)

Net unrealized appreciation	$79,768,787

Federal income tax cost of investments in securities and derivative instruments, if applicable	$177,600,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (82.9%)
EQ/American Century Mid Cap Value Portfolio‡	206,387	$4,968,188
EQ/Emerging Markets Equity PLUS Portfolio‡	1,404,174	13,885,382
EQ/Equity 500 Index Portfolio‡	1,087,015	92,937,676
EQ/International Equity Index Portfolio‡	2,546,599	31,027,642
EQ/Janus Enterprise Portfolio‡	195,900	4,801,201
EQ/MFS International Growth Portfolio‡	2,034,450	17,473,138
EQ/Small Company Index Portfolio‡	2,239,888	27,509,486
EQ/Value Equity Portfolio‡	296,611	7,306,658
Multimanager Aggressive Equity Portfolio‡	38,319	3,147,531

Total Equity		203,056,902

Fixed Income (17.1%)
1290 Diversified Bond Fund‡	684,012	6,074,029
1290 VT High Yield Bond Portfolio‡	759,617	7,139,566
EQ/Core Bond Index Portfolio‡	607,477	5,837,898
EQ/Core Plus Bond Portfolio‡	1,971,924	7,241,999
EQ/Long-Term Bond Portfolio‡	746,073	5,505,167
EQ/PIMCO Ultra Short Bond Portfolio‡	540,347	5,504,530
EQ/Quality Bond PLUS Portfolio‡	565,401	4,545,883

Total Fixed Income		41,849,072

Total Investments in Securities (100.0%) (Cost $165,747,590)		244,905,974
Other Assets Less Liabilities (0.0%)†		82,815

Net Assets (100%)		$244,988,789

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	206,387	4,358,111	177,603	(84,319)	90	516,703	4,968,188	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,404,174	9,943,922	2,681,875	(245,934)	59	1,505,460	13,885,382	—	—
EQ/Equity 500 Index Portfolio	1,087,015	84,747,984	4,141,797	(13,538,874)	1,869,288	15,717,481	92,937,676	—	—
EQ/International Equity Index Portfolio	2,546,599	26,675,777	1,369,444	(690,337)	2,630	3,670,128	31,027,642	—	—
EQ/Janus Enterprise Portfolio	195,900	4,060,562	177,602	(84,319)	(22)	647,378	4,801,201	—	—
EQ/MFS International Growth Portfolio	2,034,450	14,381,067	788,456	(339,624)	(21)	2,643,260	17,473,138	—	—
EQ/Small Company Index Portfolio	2,239,888	21,322,440	5,289,055	(1,754,363)	(944)	2,653,298	27,509,486	—	—
EQ/Value Equity Portfolio	296,611	6,333,424	315,383	(135,850)	6	793,695	7,306,658	—	—
Multimanager Aggressive Equity Portfolio	38,319	2,884,299	180,388	(525,975)	(10,466)	619,285	3,147,531	—	—
Fixed Income
1290 Diversified Bond Fund	684,012	4,731,570	1,426,421	(81,973)	30	(2,019)	6,074,029	252,704	—
1290 VT High Yield Bond Portfolio	759,617	5,997,333	775,381	(135,850)	(5)	502,707	7,139,566	—	—
EQ/Core Bond Index Portfolio	607,477	3,857,822	1,844,145	(116,332)	(34)	252,297	5,837,898	—	—
EQ/Core Plus Bond Portfolio	1,971,924	5,899,074	1,146,402	(126,479)	73	322,929	7,241,999	—	—
EQ/Long-Term Bond Portfolio	746,073	4,600,304	821,494	(110,085)	(14)	193,468	5,505,167	—	—
EQ/PIMCO Ultra Short Bond Portfolio	540,347	2,813,746	2,566,232	(89,393)	79	213,866	5,504,530	—	—
EQ/Quality Bond PLUS Portfolio	565,401	3,815,505	632,951	(88,616)	(8)	186,051	4,545,883	—	—

Total		206,422,940	24,334,629	(18,148,323)	1,860,741	30,435,987	244,905,974	252,704	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,074,029	$238,831,945	$—	$244,905,974

Total Assets	$6,074,029	$238,831,945	$—	$244,905,974

Total Liabilities	$—	$—	$—	$—

Total	$6,074,029	$238,831,945	$—	$244,905,974

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,464,763
Aggregate gross unrealized depreciation	(2,441,800)

Net unrealized appreciation	$79,022,963

Federal income tax cost of investments in securities and derivative instruments, if applicable	$165,883,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (92.8%)
EQ/American Century Mid Cap Value Portfolio‡	73,269	$1,763,741
EQ/Emerging Markets Equity PLUS Portfolio‡	776,685	7,680,363
EQ/Equity 500 Index Portfolio‡	611,451	52,277,902
EQ/International Equity Index Portfolio‡	1,424,437	17,355,281
EQ/Janus Enterprise Portfolio‡	61,635	1,510,590
EQ/MFS International Growth Portfolio‡	1,385,736	11,901,573
EQ/Small Company Index Portfolio‡	1,315,336	16,154,470
EQ/Value Equity Portfolio‡	227,635	5,607,516
Multimanager Aggressive Equity Portfolio‡	31,441	2,582,551

Total Equity		116,833,987

Fixed Income (7.1%)
1290 Diversified Bond Fund‡	138,480	1,229,707
1290 VT High Yield Bond Portfolio‡	232,489	2,185,146
EQ/Core Bond Index Portfolio‡	104,051	999,934
EQ/Core Plus Bond Portfolio‡	424,725	1,559,827
EQ/Long-Term Bond Portfolio‡	163,292	1,204,911
EQ/PIMCO Ultra Short Bond Portfolio‡	91,462	931,728
EQ/Quality Bond PLUS Portfolio‡	108,897	875,543

Total Fixed Income		8,986,796

Total Investments in Securities (99.9%) (Cost $97,159,379)		125,820,783
Other Assets Less Liabilities (0.1%)		148,191

Net Assets (100%)		$125,968,974

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	73,269	1,468,019	151,289	(35,478)	—	179,911	1,763,741	—	—
EQ/Emerging Markets Equity PLUS Portfolio	776,685	5,260,779	1,751,691	(150,980)	(2)	818,875	7,680,363	—	—
EQ/Equity 500 Index Portfolio	611,451	44,007,947	4,294,084	(5,533,409)	235,817	9,273,463	52,277,902	—	—
EQ/International Equity Index Portfolio	1,424,437	14,257,233	1,460,113	(368,778)	249	2,006,464	17,355,281	—	—
EQ/Janus Enterprise Portfolio	61,635	1,205,825	137,413	(30,759)	—	198,111	1,510,590	—	—
EQ/MFS International Growth Portfolio	1,385,736	9,412,412	964,610	(248,184)	5	1,772,730	11,901,573	—	—
EQ/Small Company Index Portfolio	1,315,336	12,264,966	3,132,225	(796,694)	(178)	1,554,151	16,154,470	—	—
EQ/Value Equity Portfolio	227,635	4,656,710	472,102	(117,199)	(13)	595,916	5,607,516	—	—
Multimanager Aggressive Equity Portfolio	31,441	2,684,737	248,431	(853,515)	5,345	497,553	2,582,551	—	—
Fixed Income
1290 Diversified Bond Fund	138,480	653,991	573,918	(6,789)	(4)	8,591	1,229,707	47,403	—
1290 VT High Yield Bond Portfolio	232,489	1,576,452	500,168	(40,198)	1	148,723	2,185,146	—	—
EQ/Core Bond Index Portfolio	104,051	671,039	310,610	(23,970)	—	42,255	999,934	—	—
EQ/Core Plus Bond Portfolio	424,725	1,007,492	501,257	(17,925)	—	69,003	1,559,827	—	—
EQ/Long-Term Bond Portfolio	163,292	856,749	325,133	(22,645)	2	45,672	1,204,911	—	—
EQ/PIMCO Ultra Short Bond Portfolio	91,462	198,216	710,102	(5,092)	3	28,499	931,728	—	—
EQ/Quality Bond PLUS Portfolio	108,897	421,502	425,102	(5,092)	3	34,028	875,543	—	—

Total		100,604,069	15,958,248	(8,256,707)	241,228	17,273,945	125,820,783	47,403	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,229,707	$124,591,076	$—	$125,820,783

Total Assets	$1,229,707	$124,591,076	$—	$125,820,783

Total Liabilities	$—	$—	$—	$—

Total	$1,229,707	$124,591,076	$—	$125,820,783

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,704,592
Aggregate gross unrealized depreciation	(128,564)

Net unrealized appreciation	$28,576,028

Federal income tax cost of investments in securities and derivative instruments, if applicable	$97,244,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.8%)
iShares Core MSCI EAFE ETF	396,470	$30,944,484
iShares Core S&P 500 ETF	57,438	33,131,387
iShares Core S&P Mid-Cap ETF	177,050	11,033,756
iShares Core S&P Small-Cap ETF	17,050	1,994,168
iShares MSCI EAFE ETF(x)	105,860	8,853,072
iShares Russell 2000 ETF(x)	9,825	2,170,244
Vanguard Large-Cap ETF	41,460	10,916,003
Vanguard S&P 500 ETF	62,370	32,910,778

Total Equity		131,953,892

Fixed Income (34.6%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	840,357	70,379,899

Total Exchange Traded Funds (99.4%) (Cost $166,395,015)		202,333,791

SHORT-TERM INVESTMENTS:
Investment Companies (23.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	44,019,745	44,019,745
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	1,074,186	1,074,830
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		47,094,575

Total Short-Term Investments (23.2%) (Cost $47,094,357)		47,094,575

Total Investments in Securities (122.6%) (Cost $213,489,372)		249,428,366
Other Assets Less Liabilities (-22.6%)		(45,940,038)

Net Assets (100%)		$203,488,328

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $47,290,351. This was collateralized by $2,638,184 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/31/24 – 2/15/54 and by cash of $46,019,745 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$202,333,791	$—	$—	$202,333,791
Short-Term Investments
Investment Companies	47,094,575	—	—	47,094,575

Total Assets	$249,428,366	$—	$—	$249,428,366

Total Liabilities	$—	$—	$—	$—

Total	$249,428,366	$—	$—	$249,428,366

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,773,561
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$34,773,561

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,654,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (23.6%)
iMGP DBi Managed Futures Strategy ETF	36,550	$1,028,151
NYLI Merger Arbitrage ETF(x)	35,770	1,176,118

Total Alternatives		2,204,269

Commodity (15.1%)
Invesco DB Agriculture Fund	13,690	357,172
Invesco DB Energy Fund	17,860	332,001
Invesco DB Precious Metals Fund	11,300	720,789

Total Commodity		1,409,962

Equity (33.4%)
iShares Core U.S. REIT ETF	12,930	796,100
JPMorgan Equity Premium Income ETF(x)	16,070	956,326
JPMorgan Nasdaq Equity Premium Income ETF(x)	9,710	533,370
Vanguard Global ex-U.S. Real Estate ETF	17,580	824,678

Total Equity		3,110,474

Fixed Income (27.5%)
iShares Convertible Bond ETF(x)	16,840	1,409,003
Vanguard Short-Term Inflation-Protected Securities ETF	23,340	1,150,895

Total Fixed Income		2,559,898

Total Exchange Traded Funds (99.6%) (Cost $8,870,325)		9,284,603

SHORT-TERM INVESTMENTS:
Investment Companies (15.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	1,427,994	1,427,994

Total Short-Term Investments (15.3%) (Cost $1,427,994)		1,427,994

Total Investments in Securities (114.9%) (Cost $10,298,319)		10,712,597
Other Assets Less Liabilities (-14.9%)		(1,391,672)

Net Assets (100%)		$9,320,925

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $1,837,667. This was collateralized by $509,639 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54 and by cash of $1,427,994 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,284,603	$—	$—	$9,284,603
Short-Term Investments
Investment Companies	1,427,994	—	—	1,427,994

Total Assets	$10,712,597	$—	$—	$10,712,597

Total Liabilities	$—	$—	$—	$—

Total	$10,712,597	$—	$—	$10,712,597

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$641,682
Aggregate gross unrealized depreciation	(393,166)

Net unrealized appreciation	$248,516

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,464,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $–)	2	$115

CONVERTIBLE PREFERRED STOCKS:
Financials (4.5%)
Banks (3.7%)
Bank of America Corp.
7.250%(y)	600	763,806
Wells Fargo & Co.
7.500%(y)	745	955,239

		1,719,045

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	1,115	61,325

Financial Services (0.7%)
Apollo Global Management, Inc.
6.750%	5,000	339,950

Total Financials		2,120,320

Health Care (0.1%)
Health Care Providers & Services (0.1%)
BrightSpring Health Services, Inc.
6.750%	1,000	55,740

Total Health Care		55,740

Industrials (0.2%)
Machinery (0.2%)
Chart Industries, Inc.
6.750%	1,500	75,375

Total Industrials		75,375

Information Technology (0.7%)
Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.
7.625%*	5,000	302,550

Total Information Technology		302,550

Materials (0.9%)
Chemicals (0.9%)
Albemarle Corp.
7.250%	9,000	405,000

Total Materials		405,000

Utilities (1.6%)
Electric Utilities (1.6%)
NextEra Energy, Inc.
7.299%	15,000	759,030

Total Utilities		759,030

Total Convertible Preferred Stocks (8.0%) (Cost $3,851,380)		3,718,015

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (91.8%)
Communication Services (7.3%)
Entertainment (2.5%)
Bilibili, Inc.
0.500%, 12/1/26	$83,000	82,087
Cinemark Holdings, Inc.
4.500%, 8/15/25	80,000	158,400
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27	78,000	85,763
Live Nation Entertainment, Inc.
2.000%, 2/15/25	110,000	118,981
3.125%, 1/15/29(x)	163,000	200,447
Sea Ltd.
2.375%, 12/1/25	185,000	221,630
0.250%, 9/15/26	320,000	289,120

		1,156,428

Interactive Media & Services (1.1%)
Snap, Inc.
(Zero Coupon), 5/1/27	225,000	192,425
0.125%, 3/1/28	275,000	219,588
0.500%, 5/1/30§	125,000	106,000

		518,013

Media (3.7%)
Cable One, Inc.
(Zero Coupon), 3/15/26	90,000	82,350
DISH Network Corp.
(Zero Coupon), 12/15/25	330,000	285,470
3.375%, 8/15/26	620,000	497,461
Liberty Broadband Corp.
3.125%, 3/31/53§	200,000	198,398
3.125%, 6/30/54§	139,000	149,434
Liberty Media Corp.
2.375%, 9/30/53§	200,000	238,700
Sirius XM Holdings, Inc.
3.750%, 3/15/28	100,000	103,050
2.750%, 12/1/49§	99,875	96,509
TechTarget, Inc.
(Zero Coupon), 12/15/26	72,000	70,293

		1,721,665

Total Communication Services		3,396,106

Consumer Discretionary (17.1%)
Automobile Components (0.2%)
LCI Industries
1.125%, 5/15/26	100,000	101,200

Automobiles (3.6%)
Ford Motor Co.
(Zero Coupon), 3/15/26	420,000	410,970
Li Auto, Inc.
0.250%, 5/1/28	155,000	185,225
Lucid Group, Inc.
1.250%, 12/15/26§	375,000	251,016
NIO, Inc.
0.500%, 2/1/27	100,000	97,050
3.875%, 10/15/29	70,000	64,585
4.625%, 10/15/30(x)	120,000	104,160
Rivian Automotive, Inc.
4.625%, 3/15/29	275,000	247,672
3.625%, 10/15/30§	320,000	252,615
Winnebago Industries, Inc.
3.250%, 1/15/30§	60,000	58,830

		1,672,123

Broadline Retail (5.1%)
Alibaba Group Holding Ltd.
0.500%, 6/1/31§	925,000	1,137,287
Etsy, Inc.
0.125%, 10/1/26	125,000	123,250
0.125%, 9/1/27	160,000	137,267
0.250%, 6/15/28	175,000	142,832
JD.com, Inc.
0.250%, 6/1/29§	375,000	427,875
Liberty Interactive LLC
4.000%, 11/15/29	49,906	17,717
3.750%, 2/15/30	59,774	20,622
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	130,000	121,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	$120,000	$107,445
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	150,000	150,825

		2,386,686

Diversified Consumer Services (0.4%)
Chegg, Inc.
0.125%, 3/15/25	95,000	90,963
Stride, Inc.
1.125%, 9/1/27	60,000	100,980

		191,943

Hotels, Restaurants & Leisure (5.9%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	365,000	339,623
Booking Holdings, Inc.
0.750%, 5/1/25	155,000	346,770
Carnival Corp.
5.750%, 12/1/27	200,000	321,600
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	225,000	194,737
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	167,038
H World Group Ltd.
3.000%, 5/1/26	100,000	117,150
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	115,999
3.250%, 12/15/27	80,000	73,680
NCL Corp. Ltd.
5.375%, 8/1/25	100,000	123,900
1.125%, 2/15/27	232,000	224,419
2.500%, 2/15/27	71,000	70,077
Royal Caribbean Cruises Ltd.
6.000%, 8/15/25	65,000	232,343
Trip.com Group Ltd.
0.750%, 6/15/29§	293,000	335,069
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	98,963

		2,761,368

Household Durables (0.2%)
Meritage Homes Corp.
1.750%, 5/15/28§	105,000	119,543

Leisure Products (0.2%)
Peloton Interactive, Inc.
5.500%, 12/1/29§	60,000	78,780

Specialty Retail (1.5%)
Guess?, Inc.
3.750%, 4/15/28	75,000	83,025
Vroom, Inc.
0.750%, 7/1/26	30,000	15,900
Wayfair, Inc.
0.625%, 10/1/25	190,000	180,746
1.000%, 8/15/26	180,000	167,775
3.250%, 9/15/27	92,000	110,676
3.500%, 11/15/28	100,000	147,250

		705,372

Total Consumer Discretionary		8,017,015

Consumer Staples (1.1%)
Food Products (0.7%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	37,950
Freshpet, Inc.
3.000%, 4/1/28	70,000	145,740
Post Holdings, Inc.
2.500%, 8/15/27	119,000	141,491

		325,181

Household Products (0.2%)
Spectrum Brands, Inc.
3.375%, 6/1/29§	64,000	66,255

Personal Care Products (0.2%)
Beauty Health Co. (The)
1.250%, 10/1/26§	118,000	97,504

Total Consumer Staples		488,940

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Kosmos Energy Ltd.
3.125%, 3/15/30§	80,000	73,880
Northern Oil & Gas, Inc.
3.625%, 4/15/29	93,000	106,160
World Kinect Corp.
3.250%, 7/1/28	50,000	60,700

Total Energy		240,740

Financials (5.7%)
Banks (0.6%)
Barclays Bank plc
Series MSFT
1.000%, 2/16/29	150,000	150,809
BofA Finance LLC
0.600%, 5/25/27	100,000	110,880

		261,689

Capital Markets (1.3%)
Coinbase Global, Inc.
0.500%, 6/1/26	245,000	239,732
0.250%, 4/1/30§	222,000	200,799
HAT Holdings I LLC
3.750%, 8/15/28§	86,000	118,379
JPMorgan Chase Financial Co. LLC
0.500%, 6/15/27	65,000	65,390

		624,300

Consumer Finance (0.8%)
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	98,000	88,396
1.250%, 3/15/29§	142,000	151,230
Upstart Holdings, Inc.
0.250%, 8/15/26	57,000	50,445
2.000%, 10/1/29§	70,000	76,510

		366,581

Financial Services (2.9%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26	203,000	179,655
Block, Inc.
0.125%, 3/1/25	130,000	127,075
(Zero Coupon), 5/1/26	165,000	152,047
0.250%, 11/1/27	140,000	120,680
Euronet Worldwide, Inc.
0.750%, 3/15/49	115,000	112,700
Global Payments, Inc.
1.500%, 3/1/31(x)§	388,000	370,540
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	121,550
0.500%, 8/1/27	154,000	158,312

		1,342,559

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT)
6.750%, 7/15/27	50,000	53,365

Total Financials		2,648,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (11.8%)
Biotechnology (4.9%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	$142,000	$165,998
Ascendis Pharma A/S
2.250%, 4/1/28	92,000	106,914
BioMarin Pharmaceutical, Inc.
1.250%, 5/15/27(x)	130,000	123,565
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	138,902
2.250%, 2/1/29	100,000	83,500
Cytokinetics, Inc.
3.500%, 7/1/27	100,000	129,200
Exact Sciences Corp.
0.375%, 3/15/27	110,000	106,535
0.375%, 3/1/28	120,000	112,140
2.000%, 3/1/30§	70,000	79,800
1.750%, 4/15/31§	175,000	176,986
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	140,000	140,116
1.000%, 8/15/28	138,000	163,875
Immunocore Holdings plc
2.500%, 2/1/30§	70,000	60,349
Insmed, Inc.
0.750%, 6/1/28	115,000	263,810
Ionis Pharmaceuticals, Inc.
(Zero Coupon), 4/1/26	105,000	104,709
1.750%, 6/15/28	100,000	103,550
Sarepta Therapeutics, Inc.
1.250%, 9/15/27	220,000	249,370

		2,309,319

Health Care Equipment & Supplies (4.8%)
CONMED Corp.
2.250%, 6/15/27	165,000	153,067
Dexcom, Inc.
0.250%, 11/15/25	305,000	289,903
0.375%, 5/15/28	165,000	145,612
Enovis Corp.
3.875%, 10/15/28§	101,000	106,050
Envista Holdings Corp.
1.750%, 8/15/28	70,000	63,219
Haemonetics Corp.
(Zero Coupon), 3/1/26	55,000	50,600
2.500%, 6/1/29§	138,000	138,483
Insulet Corp.
0.375%, 9/1/26	145,000	173,058
Integer Holdings Corp.
2.125%, 2/15/28	103,000	162,380
Integra LifeSciences Holdings Corp.
0.500%, 8/15/25	105,000	99,645
iRhythm Technologies, Inc.
1.500%, 9/1/29§	109,000	98,699
Lantheus Holdings, Inc.
2.625%, 12/15/27	105,000	162,960
Merit Medical Systems, Inc.
3.000%, 2/1/29§	135,000	175,702
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	112,944
NuVasive, Inc.
0.375%, 3/15/25	60,000	58,540
Omnicell, Inc.
0.250%, 9/15/25	115,000	109,753
TransMedics Group, Inc.
1.500%, 6/1/28	89,000	164,080

		2,264,695

Health Care Providers & Services (0.4%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	168,032

Health Care Technology (0.7%)
Evolent Health, Inc.
3.500%, 12/1/29§	90,000	96,795
Livongo Health, Inc.
0.875%, 6/1/25	110,000	106,426
Teladoc Health, Inc.
1.250%, 6/1/27(x)	135,000	116,573

		319,794

Life Sciences Tools & Services (0.2%)
Repligen Corp.
1.000%, 12/15/28§	88,000	91,756

Pharmaceuticals (0.8%)
Jazz Investments I Ltd.
2.000%, 6/15/26	190,000	189,335
3.125%, 9/15/30§	200,000	208,300

		397,635

Total Health Care		5,551,231

Industrials (8.2%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.
0.500%, 12/15/27	135,000	242,122
Rocket Lab USA, Inc.
4.250%, 2/1/29§	70,000	146,738
Virgin Galactic Holdings, Inc.
2.500%, 2/1/27§	53,000	15,810

		404,670

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.
3.875%, 8/15/29	100,000	93,910
ZTO Express Cayman, Inc.
1.500%, 9/1/27	194,000	206,513

		300,423

Commercial Services & Supplies (0.3%)
Tetra Tech, Inc.
2.250%, 8/15/28	125,000	163,562

Construction & Engineering (0.7%)
Fluor Corp.
1.125%, 8/15/29	85,000	103,785
Granite Construction, Inc.
3.750%, 5/15/28	75,000	134,700
3.250%, 6/15/30§	60,000	73,290

		311,775

Electrical Equipment (0.8%)
Array Technologies, Inc.
1.000%, 12/1/28	75,000	55,683
Bloom Energy Corp.
3.000%, 6/1/28	125,000	114,894
3.000%, 6/1/29§	74,000	62,931
Stem, Inc.
0.500%, 12/1/28§	88,000	24,420
Sunrun, Inc.
4.000%, 3/1/30§	100,000	134,150

		392,078

Ground Transportation (1.7%)
Lyft, Inc.
1.500%, 5/15/25	50,000	48,550
0.625%, 3/1/29§	96,000	92,400
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	230,000	253,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2028
0.875%, 12/1/28§	$340,000	$425,680

		820,205

Machinery (0.5%)
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28	40,000	43,880
John Bean Technologies Corp.
0.250%, 5/15/26	50,000	46,835
Middleby Corp. (The)
1.000%, 9/1/25	115,000	134,044

		224,759

Passenger Airlines (1.5%)
American Airlines Group, Inc.
6.500%, 7/1/25	215,000	220,483
JetBlue Airways Corp.
0.500%, 4/1/26	60,000	55,050
2.500%, 9/1/29§	100,000	125,700
Southwest Airlines Co.
1.250%, 5/1/25	265,000	266,968
Spirit Airlines, Inc.
1.000%, 5/15/26	70,000	21,105

		689,306

Professional Services (1.2%)
CSG Systems International, Inc.
3.875%, 9/15/28	80,000	79,720
Dayforce, Inc.
0.250%, 3/15/26	120,000	112,740
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	98,290
Parsons Corp.
2.625%, 3/1/29§	150,000	188,325
Upwork, Inc.
0.250%, 8/15/26	86,000	78,449

		557,524

Total Industrials		3,864,302

Information Technology (26.8%)
Communications Equipment (1.2%)
Infinera Corp.
3.750%, 8/1/28	75,000	85,962
Lumentum Holdings, Inc.
0.500%, 12/15/26	215,000	210,915
0.500%, 6/15/28	125,000	108,063
1.500%, 12/15/29	150,000	174,100

		579,040

Electronic Equipment, Instruments & Components (1.7%)
Advanced Energy Industries, Inc.
2.500%, 9/15/28(x)	125,000	131,563
Insight Enterprises, Inc.
0.750%, 2/15/25	70,000	219,450
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	114,895
1.375%, 7/15/30§	129,000	136,740
OSI Systems, Inc.
2.250%, 8/1/29§	56,000	58,207
Vishay Intertechnology, Inc.
2.250%, 9/15/30	125,000	114,437

		775,292

IT Services (6.0%)
Akamai Technologies, Inc.
0.125%, 5/1/25	200,000	222,200
0.375%, 9/1/27	198,000	204,138
1.125%, 2/15/29	275,000	278,712
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	231,000
Core Scientific, Inc.
3.000%, 9/1/29§	80,000	110,017
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	244,000	215,452
Fastly, Inc.
(Zero Coupon), 3/15/26	80,000	73,200
MongoDB, Inc.
0.250%, 1/15/26	225,000	310,275
Okta, Inc.
0.125%, 9/1/25	105,000	100,065
0.375%, 6/15/26	110,000	101,372
Perficient, Inc.
0.125%, 11/15/26	69,000	67,827
Shopify, Inc.
0.125%, 11/1/25	165,000	158,813
Snowflake, Inc.
(Zero Coupon), 10/1/27§	187,000	193,919
(Zero Coupon), 10/1/29§	181,000	185,978
Spotify USA, Inc.
(Zero Coupon), 3/15/26	260,000	258,361
Wix.com Ltd.
(Zero Coupon), 8/15/25	125,000	119,062

		2,830,391

Semiconductors & Semiconductor Equipment (3.7%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	75,080
(Zero Coupon), 3/1/28	170,000	149,685
MACOM Technology Solutions Holdings, Inc.
0.250%, 3/15/26	80,000	113,040
Microchip Technology, Inc.
0.125%, 11/15/24	110,000	109,505
0.750%, 6/1/30§	230,000	228,045
MKS Instruments, Inc.
1.250%, 6/1/30(x)§	263,000	262,079
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	205,100
0.500%, 3/1/29	275,000	278,025
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	85,000	78,710
Wolfspeed, Inc.
1.750%, 5/1/26	100,000	69,700
0.250%, 2/15/28	130,000	51,090
1.875%, 12/1/29	324,000	120,528

		1,740,587

Software (11.7%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	107,180
2.250%, 6/1/29§	80,000	75,880
Bentley Systems, Inc.
0.125%, 1/15/26	115,000	115,000
0.375%, 7/1/27	100,000	92,200
BILL Holdings, Inc.
(Zero Coupon), 4/1/27	101,000	89,233
BlackLine, Inc.
1.000%, 6/1/29§	109,000	113,905
Box, Inc.
1.500%, 9/15/29§	85,000	85,510
Confluent, Inc.
(Zero Coupon), 1/15/27	210,000	185,955
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	115,000	212,750
Datadog, Inc.
0.125%, 6/15/25	135,000	174,825
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	130,613
(Zero Coupon), 3/1/28	100,000	96,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Envestnet, Inc.
0.750%, 8/15/25	$50,000	$49,200
2.625%, 12/1/27	118,000	124,844
Five9, Inc.
0.500%, 6/1/25	76,000	73,340
1.000%, 3/15/29§	125,000	104,938
Guidewire Software, Inc.
1.250%, 3/15/25	55,000	88,192
HubSpot, Inc.
0.375%, 6/1/25	80,000	150,480
InterDigital, Inc.
3.500%, 6/1/27	91,000	168,493
Jamf Holding Corp.
0.125%, 9/1/26	66,000	59,430
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	28,600
MARA Holdings, Inc.
1.000%, 12/1/26	10,000	8,854
MicroStrategy, Inc.
(Zero Coupon), 2/15/27	190,000	258,780
0.625%, 9/15/28§	130,000	156,325
0.625%, 3/15/30§	198,000	262,115
0.875%, 3/15/31§	118,000	122,189
2.250%, 6/15/32§	150,000	165,750
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	57,330
Nutanix, Inc.
0.250%, 10/1/27	110,000	131,175
PagerDuty, Inc.
1.500%, 10/15/28§	65,000	64,999
Palo Alto Networks, Inc.
0.375%, 6/1/25	155,000	532,580
Pegasystems, Inc.
0.750%, 3/1/25	105,000	102,637
Progress Software Corp.
1.000%, 4/15/26	90,000	111,375
3.500%, 3/1/30§	75,000	90,112
Rapid7, Inc.
0.250%, 3/15/27	135,000	123,103
RingCentral, Inc.
(Zero Coupon), 3/15/26	120,000	110,100
Tyler Technologies, Inc.
0.250%, 3/15/26	135,000	165,510
Unity Software, Inc.
(Zero Coupon), 11/15/26	229,000	204,268
Varonis Systems, Inc.
1.000%, 9/15/29§	80,000	85,800
Workiva, Inc.
1.250%, 8/15/28	144,000	135,922
Zscaler, Inc.
0.125%, 7/1/25	205,000	250,100

		5,466,029

Technology Hardware, Storage & Peripherals (2.5%)
Seagate HDD Cayman
3.500%, 6/1/28	300,000	430,650
Super Micro Computer, Inc.
(Zero Coupon), 3/1/29§	325,000	262,275
Western Digital Corp.
3.000%, 11/15/28§	300,000	444,600
Xerox Holdings Corp.
3.750%, 3/15/30§	75,000	58,913

		1,196,438

Total Information Technology		12,587,777

Materials (0.7%)
Metals & Mining (0.7%)
MP Materials Corp.
3.000%, 3/1/30§	144,000	157,845
United States Steel Corp.
5.000%, 11/1/26	70,000	186,550

Total Materials		344,395

Real Estate (3.3%)
Health Care REITs (1.5%)
Ventas Realty LP (REIT)
3.750%, 6/1/26	150,000	182,025
Welltower OP LLC (REIT)
2.750%, 5/15/28§	205,000	282,508
3.125%, 7/15/29§	191,000	221,655

		686,188

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	135,000	123,795

Industrial REITs (0.5%)
Rexford Industrial Realty LP (REIT)
4.375%, 3/15/27§	113,000	117,294
4.125%, 3/15/29§	113,000	119,667

		236,961

Real Estate Management & Development (0.8%)
Anywhere Real Estate Group LLC
0.250%, 6/15/26	85,000	74,247
Opendoor Technologies, Inc.
0.250%, 8/15/26§	75,000	62,813
Redfin Corp.
0.500%, 4/1/27	80,000	58,200
Zillow Group, Inc.
2.750%, 5/15/25	35,000	38,976
1.375%, 9/1/26	115,000	169,165

		403,401

Retail REITs (0.2%)
Federal Realty OP LP (REIT)
3.250%, 1/15/29§	108,000	113,958

Total Real Estate		1,564,303

Utilities (9.3%)
Electric Utilities (6.0%)
Alliant Energy Corp.
3.875%, 3/15/26	125,000	130,562
Duke Energy Corp.
4.125%, 4/15/26	325,000	344,013
Evergy, Inc.
4.500%, 12/15/27§	275,000	302,775
FirstEnergy Corp.
4.000%, 5/1/26	270,000	282,555
NextEra Energy Capital Holdings, Inc.
3.000%, 3/1/27§	180,000	235,170
PG&E Corp.
4.250%, 12/1/27§	381,000	412,623
Pinnacle West Capital Corp.
4.750%, 6/15/27§	97,000	104,954
PPL Capital Funding, Inc.
2.875%, 3/15/28	200,000	211,600
Southern Co. (The)
3.875%, 12/15/25	342,000	380,304
4.500%, 6/15/27§	285,000	311,790
TXNM Energy, Inc.
5.750%, 6/1/54§	101,000	109,498

		2,825,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.4%)
UGI Corp.
5.000%, 6/1/28§	$154,000	$163,786

Independent Power and Renewable Electricity Producers (0.8%)
NextEra Energy Partners LP
(Zero Coupon), 11/15/25§	115,000	107,410
2.500%, 6/15/26§	50,000	46,998
Ormat Technologies, Inc.
2.500%, 7/15/27	68,000	70,754
Sunnova Energy International, Inc.
0.250%, 12/1/26	130,000	97,988
2.625%, 2/15/28	47,000	30,400

		353,550

Multi-Utilities (1.7%)
CenterPoint Energy, Inc.
4.250%, 8/15/26	200,000	202,500
3.369%, 9/15/29(e)	200,000	74,762
CMS Energy Corp.
3.375%, 5/1/28	163,000	174,573
WEC Energy Group, Inc.
4.375%, 6/1/27§	169,000	183,864
4.375%, 6/1/29§	160,000	177,040

		812,739

Water Utilities (0.4%)
American Water Capital Corp.
3.625%, 6/15/26	200,000	204,800

Total Utilities		4,360,719

Total Convertible Bonds		43,064,022

Total Long-Term Debt Securities (91.8%) (Cost $44,429,739)		43,064,022

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	690,228	690,228
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	250,000	250,000

Total Investment Companies		1,140,228

Total Short-Term Investments (2.4%) (Cost $1,140,228)		1,140,228

Total Investments in Securities (102.2%) (Cost $49,421,347)		47,922,380
Other Assets Less Liabilities (-2.2%)		(1,025,482)

Net Assets (100%)		$46,896,898

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $13,944,868 or 29.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2024.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $1,120,011. This was collateralized by cash of $1,140,228 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2024.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$115	$—	$—	$115
Convertible Bonds
Communication Services	—	3,396,106	—	3,396,106
Consumer Discretionary	—	8,017,015	—	8,017,015
Consumer Staples	—	488,940	—	488,940
Energy	—	240,740	—	240,740
Financials	—	2,648,494	—	2,648,494
Health Care	—	5,551,231	—	5,551,231
Industrials	—	3,864,302	—	3,864,302
Information Technology	—	12,587,777	—	12,587,777
Materials	—	344,395	—	344,395
Real Estate	—	1,564,303	—	1,564,303
Utilities	—	4,360,719	—	4,360,719
Convertible Preferred Stocks
Financials	2,058,995	61,325	—	2,120,320
Health Care	55,740	—	—	55,740
Industrials	75,375	—	—	75,375
Information Technology	302,550	—	—	302,550
Materials	405,000	—	—	405,000
Utilities	759,030	—	—	759,030
Short-Term Investments
Investment Companies	1,140,228	—	—	1,140,228

Total Assets	$4,797,033	$43,125,347	$—	$47,922,380

Total Liabilities	$—	$—	$—	$—

Total	$4,797,033	$43,125,347	$—	$47,922,380

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,922,789
Aggregate gross unrealized depreciation	(5,681,530)

Net unrealized depreciation	$(1,758,741)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$49,681,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.5%)
AASET Trust,
Series 2024-1A B
6.900%, 5/16/49§	$995,798	$1,017,678
ABFC Trust,
Series 2007-WMC1 A1A
6.219%, 6/25/37(l)	2,396,270	1,683,598
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
5.489%, 10/25/36(l)	2,185,919	691,814
Affirm Asset Securitization Trust,
Series 2024-A A
5.610%, 2/15/29§	525,000	530,877
AIMCO CLO,
Series 2018-AA D
8.097%, 4/17/31(l)§	500,000	500,976
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,185,920
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	938,053
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
6.469%, 1/25/33(l)	1,983,142	1,810,573
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL3 A
6.281%, 8/15/34(l)§	280,410	279,013
AREIT Ltd.,
Series 2024-CRE9 B
7.620%, 5/17/41(l)§	400,000	399,014
Barings CLO Ltd.,
Series 2019-2A CR
8.963%, 4/15/36(l)§	500,000	500,449
Series 2020-1A DR
8.763%, 10/15/36(l)§	1,000,000	1,001,397
BDS LLC,
Series 2022-FL11 B
7.315%, 3/19/39(l)§	500,000	499,130
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§	1,439,715	1,306,979
BSPRT Issuer Ltd.,
Series 2023-FL10 B
8.362%, 9/15/35(l)§	530,000	534,409
Canyon Capital CLO Ltd.,
Series 2014-1A CR
8.267%, 1/30/31(l)§	500,000	490,988
Series 2017-1A DR
8.563%, 7/15/30(l)§	500,000	501,082
Series 2021-1A D
8.663%, 4/15/34(l)§	500,000	500,495
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR
8.844%, 7/20/34(l)§	1,000,000	1,002,458
Carlyle US CLO,
Series 2024-4A D
8.526%, 7/20/37(l)§	500,000	503,819
Carlyle US CLO Ltd.,
Series 2021-1A D
11.563%, 4/15/34(l)§	500,000	500,190
Castlelake Aircraft Structured Trust,
Series 2021-1A B
6.656%, 1/15/46§	508,306	491,307
Cathedral Lake VIII Ltd.,
Series 2021-8A C
8.165%, 1/20/35(l)§	500,000	500,578
Series 2021-8A D1
8.965%, 1/20/35(l)§	1,000,000	986,897
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	621,024	566,550
Compass Datacenters Issuer II LLC,
Series 2024-1A B
7.000%, 2/25/49§	500,000	514,068
Cook Park CLO Ltd.,
Series 2018-1A C
7.297%, 4/17/30(l)§	1,000,000	1,001,757
Series 2018-1A D
8.147%, 4/17/30(l)§	500,000	500,500
Crown Point CLO IV Ltd.,
Series 2018-4A C
7.444%, 4/20/31(l)§	500,000	500,109
CyrusOne Data Centers Issuer I LLC,
Series 2024-3A A2
4.650%, 5/20/49§	500,000	468,359
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	477,094
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,407,761
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
8.480%, 8/15/31(l)§	500,000	500,918
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
8.163%, 4/15/31(l)§	500,000	498,223
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
8.794%, 4/20/34(l)§	500,000	500,341
Dryden 57 CLO Ltd.,
Series 2018-57A D
7.930%, 5/15/31(l)§	500,000	492,754
Elevation CLO Ltd.,
Series 2013-1A BR2
8.630%, 8/15/32(l)§	1,250,000	1,250,571
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,952,331
Fremont Home Loan Trust,
Series 2006-D 1A1
5.109%, 11/25/36(l)	4,473,670	2,555,745
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D
8.563%, 7/15/31(l)§	500,000	500,057
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	263,355	227,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Greystone Commercial Real Estate Notes Ltd.,
Series 2021-FL3 A
6.231%, 7/15/39(l)§	$473,729	$471,953
Invesco US CLO Ltd.,
Series 2023-3A B
7.951%, 7/15/36(l)§	500,000	504,962
Series 2023-3A C
8.451%, 7/15/36(l)§	500,000	505,555
ITE Rail Fund Levered LP,
Series 2021-3A A
2.210%, 6/28/51§	436,575	407,742
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	301,936	291,405
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	403,872	379,729
KREF Ltd.,
Series 2021-FL2 AS
6.497%, 2/15/39(l)§	410,000	401,424
LCM 28 Ltd.,
Series 28A D
8.494%, 10/20/30(l)§	500,000	479,676
Long Point Park CLO Ltd.,
Series 2017-1A C
7.947%, 1/17/30(l)§	500,000	500,508
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	700,608	651,656
Madison Park Funding XL Ltd.,
Series 9A DR
8.923%, 5/28/30(l)§	500,000	500,234
Madison Park Funding XX Ltd.,
Series 2016-20A DR
8.525%, 7/27/30(l)§	900,000	900,000
Magnetite XXIII Ltd.,
Series 2019-23A DR
8.596%, 1/25/35(l)§	500,000	502,481
Magnetite XXXI Ltd.,
Series 2021-31A E
11.563%, 7/15/34(l)§	500,000	501,571
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
5.269%, 7/25/37(l)	5,061,840	1,108,238
MF1 LLC,
Series 2023-FL12 B
8.142%, 10/19/38(l)§	500,000	500,927
Series 2024-FL14 AS
7.205%, 3/19/39(l)§	530,000	530,661
MF1 Ltd.,
Series 2021-FL7 A
6.209%, 10/16/36(l)§	355,158	353,408
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A
6.702%, 8/18/41(l)§	530,000	530,000
MidOcean Credit CLO III,
Series 2014-3A BR
7.344%, 4/21/31(l)§	1,000,000	1,001,988
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	136,967	130,091
Series 2018-2GS A
4.200%, 2/22/44§	227,115	213,908
Series 2019-2A B
3.280%, 9/20/40§	186,754	168,307
Nassau Ltd.,
Series 2018-IA A
6.713%, 7/15/31(l)§	291,244	291,315
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	1,357,813	1,288,541
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	4,837,500	4,600,809
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR
8.394%, 7/20/31(l)§	1,000,000	1,000,843
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	228,758	222,932
Octagon 53 Ltd.,
Series 2021-1A E
12.063%, 4/15/34(l)§	1,000,000	920,643
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
8.044%, 1/20/30(l)§	500,000	500,349
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
11.791%, 4/18/33(l)§	1,000,000	1,005,194
Option One Mortgage Loan Trust,
Series 2006-1 M2
5.539%, 1/25/36(l)	3,164,000	2,428,008
Ownit Mortgage Loan Trust,
Series 2006-3 M1
5.464%, 3/25/37(l)	2,306,489	2,372,128
Primrose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	962,500	946,437
Progress Residential Trust,
Series 2022-SFR5 A
4.451%, 6/17/39§	1,164,922	1,160,317
Series 2024-SFR4 D
3.325%, 7/17/41§	5,000,000	4,604,287
Series 2024-SFR5 C
3.250%, 8/9/29(l)§	2,800,000	2,565,656
PRPM LLC,
Series 2021-10 A1
2.487%, 10/25/26(e)§	1,165,218	1,156,773
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B
5.750%, 9/15/48§	1,500,000	1,473,908
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	301,560	276,799
Sound Point CLO XX Ltd.,
Series 2018-2A C
7.491%, 7/26/31(l)§	500,000	491,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sound Point CLO XXIV,
Series 2019-3A DR
9.046%, 10/25/34(l)§	$500,000	$477,587
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
8.894%, 7/20/34(l)§	500,000	490,683
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
8.946%, 10/25/34(l)§	500,000	492,586
Stack Infrastructure Issuer LLC,
Series 2020-1A A2
1.893%, 8/25/45§	500,000	484,960
Storm King Park CLO Ltd.,
Series 2022-1A AR
6.302%, 10/15/37(l)§	1,000,000	1,000,176
Subway Funding LLC,
Series 2024-1A A23
6.505%, 7/30/54§	250,000	259,077
Sunnova Helios II Issuer LLC,
Series 2021-B B
2.010%, 7/20/48§	509,269	435,877
Sunnova Helios V Issuer LLC,
Series 2021-A A
1.800%, 2/20/48§	569,574	444,581
Sunnova Sol II Issuer LLC,
Series 2020-2A A
2.730%, 11/1/55§	667,883	559,396
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	427,508	399,945
Switch ABS Issuer LLC,
Series 2024-2A A2
5.436%, 6/25/54§	500,000	505,101
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	232,000	217,643
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
8.463%, 1/15/31(l)§	500,000	500,409
Series 2014-2A ER
11.313%, 1/15/31(l)§	500,000	397,172
Series 2018-1A D
8.463%, 7/15/30(l)§	500,000	500,250
Series 2018-1A E
11.063%, 7/15/30(l)§	500,000	487,133
Series 2018-3A D
8.494%, 1/20/31(l)§	1,400,000	1,400,963
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	330,000	301,756
Triumph Rail Holdings LLC,
Series 2021-2 A
2.150%, 6/19/51§	422,783	394,384
TRTX Issuer Ltd.,
Series 2021-FL4 A
6.397%, 3/15/38(l)§	390,834	387,289
Upland CLO Ltd.,
Series 2016-1A CR
8.444%, 4/20/31(l)§	1,000,000	1,000,720
Upstart Securitization Trust,
Series 2021-5 B
2.490%, 11/20/31§	336,436	333,604
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	864,293	823,564
VOLT CVI LLC,
Series 2021-NP12 A1
2.734%, 12/26/51(e)§	1,615,503	1,605,321
Voya CLO Ltd.,
Series 2014-4A DR
11.513%, 7/14/31(l)§	1,000,000	951,064
Series 2017-3A CR
8.694%, 4/20/34(l)§	1,500,000	1,501,485
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	642,423	594,267
Wind River CLO Ltd.,
Series 2014-3A DR2
8.944%, 10/22/31(l)§	1,500,000	1,500,473
Series 2021-4A A
6.714%, 1/20/35(l)§	500,000	500,023

Total Asset-Backed Securities		90,063,153

Collateralized Mortgage Obligations (11.8%)
Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	370,109	219,109
Series 2006-6CB 2A10
6.000%, 5/25/36	1,614,857	648,172
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,263,943
Asset-Backed Certificates Trust,
Series 2006-IM1 A2
5.449%, 4/25/36(l)	665,688	594,397
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	172,070	145,201
Series 2007-5 3A1
6.000%, 7/25/37	1,311,890	1,124,898
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	1,844,846	1,553,518
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,628,585	747,764
Series 2006-J4 A5
6.250%, 9/25/36	304,452	118,420
Series 2007-14 A18
6.000%, 9/25/37	1,447,371	782,120
Series 2007-HY1 1A1
4.453%, 4/25/37(l)	130,266	120,372
Series 2007-HY1 2A1
4.155%, 3/25/37(l)	57,779	52,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
5.342%, 3/25/36(l)	$76,359	$75,327
Series 2006-AR7 2A3A
4.884%, 11/25/36(l)	101,895	97,975
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,018,388	946,122
COLT Mortgage Loan Trust,
Series 2023-2 A1
6.596%, 7/25/68(e)§	2,113,634	2,146,802
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2
8.280%, 1/25/42(l)§	2,500,000	2,565,350
Series 2024-R02 1M2
7.080%, 2/25/44(l)§	3,000,000	3,015,976
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,226,955	875,249
FHLMC,
Series 4050 ND
2.500%, 9/15/41	93,777	92,001
Series 4076 QD
2.500%, 11/15/41	92,455	90,579
Series 5057 AX
2.000%, 12/25/50	1,248,033	785,738
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B
7.680%, 2/25/42(l)§	1,000,000	1,023,018
Series 2022-DNA3 M1B
8.180%, 4/25/42(l)§	2,800,000	2,896,053
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	464,073	450,640
FNMA,
Series 2012-100 GN
2.500%, 9/25/42	3,567,965	3,218,443
Series 2013-18 CD
1.500%, 10/25/27	31,406	31,107
Series 2013-54 NP
2.500%, 3/25/43	427,430	398,763
Series 2014-89 FM
5.795%, 1/25/45(l)	3,240,236	3,202,993
Series 2017-46 ZL
3.500%, 6/25/57	3,617,968	3,036,406
Series 2021-48 NS
3.361%, 8/25/51 IO(l)	2,069,643	81,475
Series 2022-17 ZG
2.500%, 1/25/52	3,193,276	1,965,196
GNMA,
Series 2019-36 EB
3.500%, 3/20/49	2,411,765	2,208,426
Series 2019-90 BF
5.425%, 7/20/49(l)	1,926,508	1,885,868
Series 2020-188
2.000%, 12/20/50 IO	2,389,856	271,258
Series 2021-117 ID
3.500%, 6/20/51 IO	1,434,768	251,066
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
5.449%, 4/25/47(l)	2,121,066	1,820,255
HomeBanc Mortgage Trust,
Series 2005-4 M4
5.944%, 10/25/35(l)	7,066,300	6,080,755
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	1,500,000	1,139,503
OBX Trust,
Series 2023-NQM4 A1
6.113%, 3/25/63(e)§	1,882,665	1,898,894
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,306,297	1,080,879
Series 2007-QS8 A10
6.000%, 6/25/37	848,281	673,583
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,404,523	547,384
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	114,505	99,550
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
5.849%, 10/25/35(l)	874,104	834,646
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	98,254	91,316
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	2,500,000	2,241,751
Verus Securitization Trust,
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	1,132,466
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	1,897,422
Series 2023-INV1 A1
5.999%, 2/25/68(e)§	2,286,792	2,301,859
Series 2024-3 M1
6.887%, 4/25/69(l)§	750,000	770,740
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	116,548	104,772
Series 2007-PA6 A1
6.399%, 12/28/37(l)	759,325	693,594

Total Collateralized Mortgage Obligations		64,391,921

Commercial Mortgage-Backed Securities (5.6%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§	516,000	241,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C
4.480%, 9/15/48(l)	$886,000	$791,880
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	525,428
Series 2019-BN23 A3
2.920%, 12/15/52	550,000	506,864
Series 2021-BN35 A5
2.285%, 6/15/64	343,000	296,485
Series 2021-BN37 C
3.210%, 11/15/64(l)	412,000	316,629
Series 2022-BNK39 AS
3.181%, 2/15/55	698,000	611,783
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	117,477
BANK5,
Series 2024-5YR9 A3
5.614%, 8/15/57	529,000	550,587
BBCMS Mortgage Trust,
Series 2018-TALL F
8.529%, 3/15/37(l)§	550,000	380,726
Series 2020-C6 F5TC
3.811%, 2/15/53(l)§	644,000	440,184
Series 2021-C12 A5
2.689%, 11/15/54	653,000	577,380
Series 2021-C12 XD
1.150%, 11/15/54 IO(l)§	9,899,000	616,008
Series 2021-C9 A5
2.299%, 2/15/54	668,000	585,261
Series 2023-C19 A5
5.451%, 4/15/56	525,000	550,755
Series 2024-5C29 A3
5.208%, 9/15/57	527,000	539,423
Benchmark Mortgage Trust,
Series 2018-B2 C
4.425%, 2/15/51(l)	803,000	688,951
Series 2019-B13 A3
2.701%, 8/15/57	525,000	480,116
Series 2021-B23 XA
1.368%, 2/15/54 IO(l)	4,821,770	259,767
Series 2022-B32 AS
3.528%, 1/15/55(l)	740,000	626,015
Series 2024-V10 A3
5.277%, 10/15/29	530,000	542,693
Series 2024-V8 A2
5.707%, 7/15/57	528,000	545,493
Series 2024-V9 A3
5.602%, 8/15/57	528,000	547,414
BMO Mortgage Trust,
Series 2024-5C3 AS
6.286%, 2/15/57(l)	516,000	537,306
Series 2024-5C6 A3
5.316%, 9/15/57	527,000	540,613
BPR Trust,
Series 2021-TY A
6.261%, 9/15/38(l)§	536,000	531,310
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	517,000	476,645
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	178,696
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	815,260
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	476,442
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.904%, 2/10/49(l)	504,000	443,937
Series 2016-P4 XA
2.046%, 7/10/49 IO(l)	649,549	15,109
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	318,654
Series 2019-GC41 B
3.199%, 8/10/56	276,000	237,816
Series 2020-420K D
3.422%, 11/10/42(l)§	350,000	305,591
Series 2020-555 F
3.620%, 12/10/41(l)§	364,000	298,277
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	345,728
Commercial Mortgage Trust,
Series 2014-CR16 C
4.867%, 4/10/47(l)	900,000	811,260
Series 2015-CR25 B
4.667%, 8/10/48(l)	675,000	654,390
Series 2015-CR26 XA
1.036%, 10/10/48 IO(l)	1,015,493	4,254
Series 2015-DC1 C
4.416%, 2/10/48(l)	100,000	86,277
Series 2016-DC2 XA
1.065%, 2/10/49 IO(l)	682,361	5,619
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.870%, 4/15/50 IO(l)	842,428	931
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	449,046
CSMC Trust,
Series 2021-B33 B
3.766%, 10/10/43(l)§	620,000	543,416
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
6.644%, 7/15/35(l)§	272,000	13,665
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.619%, 11/10/47(l)§	197,000	121,924
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	529,709
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
1.034%, 1/15/49 IO(l)	586,648	6,229
Series 2020-LOOP E
3.990%, 12/5/38(l)§	345,000	54,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
4.214%, 9/15/47(l)§	$370,000	$321,313
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.850%, 7/15/50(l)	800,000	627,779
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	739,091
Series 2016-C2 XA
1.625%, 6/15/49 IO(l)	682,767	10,077
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	360,983
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.759%, 3/10/49(l)§	72,000	66,751
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B
3.880%, 11/15/49(l)	871,000	777,556
Series 2017-C33 B
4.105%, 5/15/50	753,000	701,644
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.996%, 12/15/48 IO(l)	858,514	5,231
Series 2016-UB11 XA
1.569%, 8/15/49 IO(l)	715,186	14,373
Series 2019-H7 C
4.128%, 7/15/52	850,000	707,686
Series 2021-L7 XD
1.036%, 10/15/54 IO(l)§	11,180,000	614,219
NJ Trust,
Series 2023-GSP A
6.697%, 1/6/29(l)§	500,000	529,893
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.982%, 10/10/48 IO(l)	451,698	9,228
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	603,000	486,804
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	1,336,000	1,208,429
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	312,330
Series 2017-C7 C
4.735%, 12/15/50(l)	500,000	455,412
Series 2018-C13 A3
4.069%, 10/15/51	435,450	429,455
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
3.844%, 3/10/46(l)§	499,000	377,215
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	371,638	314,323
Series 2019-1 M2
4.010%, 3/25/49(l)§	187,117	156,336
Series 2019-1 M3
4.120%, 3/25/49(l)§	153,727	131,577
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA
1.007%, 9/15/58 IO(l)	6,065,780	31,817
Series 2015-C31 C
4.746%, 11/15/48(l)	105,000	99,887
Series 2015-P2 XA
1.075%, 12/15/48 IO(l)	608,712	4,078
Series 2016-NXS6 XA
1.736%, 11/15/49 IO(l)	686,534	13,417
Series 2017-RC1 XA
1.538%, 1/15/60 IO(l)	725,585	20,211
Series 2019-C50 C
4.345%, 5/15/52	412,000	361,686
Series 2020-C58 B
2.704%, 7/15/53	800,000	652,468
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
0.697%, 8/15/47 IO(l)	79,942	155

Total Commercial Mortgage-Backed Securities		30,682,277

Corporate Bonds (23.2%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
4.300%, 2/15/30	500,000	499,503
3.500%, 9/15/53	899,000	654,724
CCO Holdings LLC
5.125%, 5/1/27§	100,000	98,423
4.750%, 3/1/30§	140,000	128,275
4.750%, 2/1/32§	25,000	21,923
4.250%, 1/15/34§	115,000	93,958
Consolidated Communications, Inc.
5.000%, 10/1/28§	135,000	124,200
Frontier Communications Holdings LLC
5.875%, 10/15/27§	45,000	45,192
5.000%, 5/1/28§	110,000	109,175
6.750%, 5/1/29§	105,000	105,809
KT Corp.
2.500%, 7/18/26(m)	600,000	580,062
Level 3 Financing, Inc.
10.500%, 4/15/29§	140,000	152,634
NBN Co. Ltd.
1.450%, 5/5/26§	275,000	263,251
Verizon Communications, Inc.
3.150%, 3/22/30	500,000	471,136
Windstream Escrow LLC
8.250%, 10/1/31§	55,000	55,825

		3,404,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Entertainment (0.2%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	$95,000	$96,663
Netflix, Inc.
4.875%, 4/15/28	122,000	124,897
5.400%, 8/15/54(x)	230,000	242,067
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	542,000	551,767

		1,015,394

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.450%, 8/15/52	355,000	326,307

Media (0.2%)
Charter Communications Operating LLC
6.100%, 6/1/29	120,000	124,296
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	75,000	64,781
Directv Financing LLC
5.875%, 8/15/27§	210,000	205,275
DISH DBS Corp.
5.750%, 12/1/28§	115,000	100,050
Gray Television, Inc.
10.500%, 7/15/29§	95,000	99,109
McGraw-Hill Education, Inc.
5.750%, 8/1/28(x)§	105,000	103,429
7.375%, 9/1/31(x)§	40,000	41,500
News Corp.
5.125%, 2/15/32§	90,000	88,228
Sirius XM Radio, Inc.
5.500%, 7/1/29§	105,000	102,342
Townsquare Media, Inc.
6.875%, 2/1/26§	135,000	134,832
Univision Communications, Inc.
7.375%, 6/30/30§	85,000	82,450

		1,146,292

Wireless Telecommunication Services (0.3%)
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	200,000	199,208
Digicel Group Holdings Ltd.
Series 2B14
(Zero Coupon), 12/31/30(r)§	15,402	1,578
Series 4A14
(Zero Coupon), 12/31/30(r)§	333	263
Series 4B14
(Zero Coupon), 12/31/30(r)§	40,550	451
Millicom International Cellular SA
6.625%, 10/15/26(m)	180,000	179,158
5.125%, 1/15/28(m)	180,000	175,050
6.250%, 3/25/29(m)	360,000	358,920
T-Mobile USA, Inc.
5.150%, 4/15/34	271,000	278,662
3.400%, 10/15/52	340,000	248,629

		1,441,919

Total Communication Services		7,334,002

Consumer Discretionary (1.4%)
Automobile Components (0.1%)
ZF North America Capital, Inc.
6.875%, 4/23/32§	300,000	300,750

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	368,000	311,519
Hyundai Capital America
5.300%, 1/8/29§	625,000	641,798

		953,317

Broadline Retail (0.0%)†
Macy's Retail Holdings LLC
5.875%, 4/1/29§	57,000	56,184
Wayfair LLC
7.250%, 10/31/29§	90,000	92,250

		148,434

Distributors (0.1%)
BCPE Empire Holdings, Inc.
7.625%, 5/1/27§	195,000	195,643
Dealer Tire LLC
8.000%, 2/1/28§	120,000	119,706
Genuine Parts Co.
4.950%, 8/15/29	310,000	314,853

		630,202

Diversified Consumer Services (0.0%)†
Mavis Tire Express Services Topco Corp.
6.500%, 5/15/29§	160,000	153,600
Wand NewCo 3, Inc.
7.625%, 1/30/32§	115,000	121,170

		274,770

Hotels, Restaurants & Leisure (0.6%)
Caesars Entertainment, Inc.
6.500%, 2/15/32§	195,000	201,155
Expedia Group, Inc.
3.800%, 2/15/28(x)	322,000	314,707
Fertitta Entertainment LLC
6.750%, 1/15/30§	110,000	102,025
Full House Resorts, Inc.
8.250%, 2/15/28§	100,000	99,750
Hyatt Hotels Corp.
5.250%, 6/30/29	316,000	323,779
Light & Wonder International, Inc.
7.250%, 11/15/29§	140,000	144,025
Marriott International, Inc.
5.300%, 5/15/34	310,000	318,889
Series II
2.750%, 10/15/33	330,000	280,201
McDonald's Corp.
4.450%, 3/1/47	355,000	322,212
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	160,000	152,997
NCL Corp. Ltd.
5.875%, 2/15/27§	150,000	149,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27(x)§	$310,000	$312,486
5.625%, 9/30/31§	75,000	75,844
6.250%, 3/15/32§	115,000	118,929
Scientific Games Holdings LP
6.625%, 3/1/30§	155,000	153,589
Six Flags Entertainment Corp.
6.625%, 5/1/32(x)§	230,000	237,547
Viking Cruises Ltd.
9.125%, 7/15/31§	135,000	147,783

		3,455,862

Household Durables (0.1%)
DR Horton, Inc.
5.000%, 10/15/34	343,000	346,898
Mattamy Group Corp.
4.625%, 3/1/30§	110,000	104,775

		451,673

Specialty Retail (0.3%)
Carvana Co.
12.000%, 12/1/28 PIK§	75,000	77,396
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	100,000	105,465
InRetail Consumer
3.250%, 3/22/28(m)	400,000	374,584
LBM Acquisition LLC
6.250%, 1/15/29§	105,000	98,960
Lowe’s Cos., Inc.
5.625%, 4/15/53(x)	178,000	184,831
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	40,000	29,874
7.875%, 5/1/29§	35,000	20,575
O’Reilly Automotive, Inc.
5.750%, 11/20/26	150,000	154,616
5.000%, 8/19/34	160,000	161,185
Sonic Automotive, Inc.
4.625%, 11/15/29§	165,000	154,828
Staples, Inc.
10.750%, 9/1/29§	40,000	38,800
Victra Holdings LLC
8.750%, 9/15/29§	145,000	152,057

		1,553,171

Total Consumer Discretionary		7,768,179

Consumer Staples (0.7%)
Beverages (0.0%)†
Keurig Dr Pepper, Inc.
Series 10
5.200%, 3/15/31	310,000	322,640

Consumer Staples Distribution & Retail (0.2%)
Kroger Co. (The)
4.900%, 9/15/31	314,000	316,173
Performance Food Group, Inc.
6.125%, 9/15/32§	170,000	173,898
United Natural Foods, Inc.
6.750%, 10/15/28§	165,000	157,162
US Foods, Inc.
5.750%, 4/15/33§	260,000	260,910

		908,143

Food Products (0.4%)
Bunge Ltd. Finance Corp.
4.650%, 9/17/34	385,000	384,699
Campbell Soup Co.
5.400%, 3/21/34	165,000	172,601
Frigorifico Concepcion SA
7.700%, 7/21/28(m)	400,000	280,000
JBS USA Holding Lux Sarl
5.125%, 2/1/28	200,000	202,893
MARB BondCo plc
3.950%, 1/29/31(m)	500,000	440,805
Minerva Luxembourg SA
4.375%, 3/18/31(m)	300,000	266,475
8.875%, 9/13/33§	200,000	218,050
Post Holdings, Inc.
6.375%, 3/1/33§	150,000	151,845

		2,117,368

Household Products (0.0%)†
Kronos Acquisition Holdings, Inc.
8.250%, 6/30/31§	95,000	95,356

Tobacco (0.1%)
BAT Capital Corp.
4.540%, 8/15/47	280,000	235,325
Philip Morris International, Inc.
5.250%, 2/13/34	274,000	283,834

		519,159

Total Consumer Staples		3,962,666

Energy (2.9%)
Energy Equipment & Services (0.3%)
Archrock Partners LP
6.625%, 9/1/32(x)§	190,000	194,750
Guara Norte Sarl
5.198%, 6/15/34(m)	828,150	786,080
Halliburton Co.
4.850%, 11/15/35	125,000	124,771
Kodiak Gas Services LLC
7.250%, 2/15/29§	190,000	196,650
Schlumberger Holdings Corp.
5.000%, 11/15/29§	253,000	260,673
Transocean Poseidon Ltd.
6.875%, 2/1/27§	126,000	125,685
Transocean, Inc.
8.000%, 2/1/27§	86,000	85,712
Weatherford International Ltd.
8.625%, 4/30/30§	70,000	72,628

		1,846,949

Oil, Gas & Consumable Fuels (2.6%)
Acu Petroleo Luxembourg Sarl
7.500%, 1/13/32(m)	236,198	236,435
Adaro Indonesia PT
4.250%, 10/31/24(m)	500,000	498,725
Aethon United BR LP
7.500%, 10/1/29§	185,000	187,570
Blue Racer Midstream LLC
7.250%, 7/15/32§	95,000	99,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
BP Capital Markets America, Inc.
4.893%, 9/11/33	$243,000	$247,177
5.227%, 11/17/34	312,000	324,207
Buckeye Partners LP
6.875%, 7/1/29§	195,000	199,846
Canacol Energy Ltd.
5.750%, 11/24/28(m)	400,000	208,076
Cheniere Energy, Inc.
4.625%, 10/15/28	315,000	312,354
Civitas Resources, Inc.
8.375%, 7/1/28§	125,000	130,000
CNX Resources Corp.
6.000%, 1/15/29§	100,000	100,250
Cosan Overseas Ltd.
8.250%, 11/5/24(m)(y)	400,000	406,908
Devon Energy Corp.
5.750%, 9/15/54	317,000	306,373
Ecopetrol SA
4.625%, 11/2/31	150,000	128,505
5.875%, 5/28/45	100,000	75,000
5.875%, 11/2/51	700,000	506,345
Energy Transfer LP
5.000%, 5/15/44(e)	365,000	332,660
5.950%, 5/15/54	321,000	326,660
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.125%, 10/1/54(k)(x)	157,000	160,418
EnLink Midstream LLC
5.650%, 9/1/34	471,000	485,554
Enterprise Products Operating LLC
5.550%, 2/16/55	313,000	323,028
Exxon Mobil Corp.
4.227%, 3/19/40	241,000	224,871
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	220,493	220,478
GNL Quintero SA
4.634%, 7/31/29(m)	294,200	292,485
Gulfport Energy Corp.
6.750%, 9/1/29§	190,000	191,900
Harvest Midstream I LP
7.500%, 5/15/32(x)§	180,000	189,214
Hilcorp Energy I LP
5.750%, 2/1/29(x)§	100,000	97,125
8.375%, 11/1/33§	35,000	37,731
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	494,000	559,098
Marathon Petroleum Corp.
5.125%, 12/15/26	240,000	243,725
Matador Resources Co.
6.500%, 4/15/32§	160,000	159,600
Medco Laurel Tree Pte. Ltd.
6.950%, 11/12/28(m)	200,000	199,922
Medco Oak Tree Pte. Ltd.
7.375%, 5/14/26(m)	400,000	405,376
MPLX LP
5.500%, 6/1/34	314,000	322,482
NGL Energy Operating LLC
8.125%, 2/15/29§	150,000	153,326
NGPL PipeCo LLC
3.250%, 7/15/31§	356,000	315,570
Occidental Petroleum Corp.
5.375%, 1/1/32	69,000	69,885
ONEOK, Inc.
3.400%, 9/1/29	170,000	161,498
6.625%, 9/1/53	145,000	160,792
Permian Resources Operating LLC
7.000%, 1/15/32§	100,000	103,674
Pertamina Persero PT
1.400%, 2/9/26(m)	800,000	764,000
Petroleos del Peru SA
4.750%, 6/19/32(m)	200,000	157,000
5.625%, 6/19/47(m)	200,000	136,500
Petroleos Mexicanos
6.750%, 9/21/47	300,000	214,500
Reliance Industries Ltd.
4.125%, 1/28/25(m)	500,000	498,670
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	240,000	243,083
Sitio Royalties Operating Partnership LP
7.875%, 11/1/28§	95,000	99,408
SM Energy Co.
7.000%, 8/1/32§	195,000	195,008
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27§	58,000	58,403
Sunoco LP
6.000%, 4/15/27	90,000	90,040
Tallgrass Energy Partners LP
7.375%, 2/15/29§	95,000	96,069
Targa Resources Corp.
5.500%, 2/15/35(x)	68,000	70,033
TransCanada PipeLines Ltd.
4.625%, 3/1/34	500,000	491,927
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	400,000	393,290
Venture Global LNG, Inc.
8.125%, 6/1/28§	140,000	145,950
8.375%, 6/1/31§	90,000	95,148
9.875%, 2/1/32§	90,000	99,675
Vital Energy, Inc.
7.875%, 4/15/32§	85,000	82,348
Williams Cos., Inc. (The)
5.150%, 3/15/34	406,000	408,957

		14,044,246

Total Energy		15,891,195

Financials (3.7%)
Banks (2.0%)
AIB Group plc
(SOFR + 1.91%), 5.871%, 3/28/35(k)§	400,000	421,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31(k)(m)	$500,000	$487,250
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30(k)(m)	750,000	737,228
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28(k)	400,000	408,987
Bank of America Corp.
(SOFR + 1.21%), 2.572%, 10/20/32(k)	260,000	227,532
(SOFR + 1.65%), 5.468%, 1/23/35(k)	250,000	261,319
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	710,000	598,786
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)(x)	465,000	450,868
Barclays plc
(SOFR + 1.56%), 4.942%, 9/10/30(k)	355,000	357,095
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35(k)§	306,000	324,065
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)	150,000	145,856
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39(k)	317,000	315,686
Citizens Financial Group, Inc.
(SOFR + 2.33%), 6.645%, 4/25/35(k)	105,000	114,683
Commonwealth Bank of Australia
4.316%, 1/10/48§	300,000	260,296
Credit Agricole SA
(SOFR + 1.69%), 5.335%, 1/10/30(k)(x)§	310,000	318,293
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29(k)(m)	300,000	291,750
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.64%), 6.590%, 9/12/26(k)	650,000	655,065
Intercorp Financial Services, Inc.
4.125%, 10/19/27(m)	300,000	289,755
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26(k)	193,000	191,075
(SOFR + 1.99%), 4.851%, 7/25/28(k)	62,000	62,953
(SOFR + 1.02%), 2.069%, 6/1/29(k)	270,000	249,351
(SOFR + 2.04%), 2.522%, 4/22/31(k)	425,000	385,733
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	360,000	320,716
(SOFR + 1.26%), 2.963%, 1/25/33(k)	360,000	322,902
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35(k)	315,000	330,195
National Australia Bank Ltd.
2.990%, 5/21/31§	390,000	346,160
NatWest Markets plc
5.410%, 5/17/29§	310,000	321,834
Royal Bank of Canada
5.150%, 2/1/34	121,000	125,604
Truist Financial Corp.
(SOFR + 1.57%), 5.153%, 8/5/32(k)	314,000	321,197
Wells Fargo & Co.
(SOFR + 1.98%), 4.808%, 7/25/28(k)	250,000	252,818
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	305,000	282,406
(SOFR + 2.06%), 6.491%, 10/23/34(k)	445,000	497,141

		10,676,580

Capital Markets (0.5%)
Ares Capital Corp.
5.950%, 7/15/29	78,000	79,933
Bank of New York Mellon Corp. (The)
(SOFR + 1.23%), 5.060%, 7/22/32(k)	276,000	283,557
BlackRock Funding, Inc.
5.250%, 3/14/54	190,000	196,292
5.350%, 1/8/55	407,000	426,922
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 6.550%, 5/15/26(k)	680,000	683,801
(SOFR + 0.82%), 5.664%, 9/10/27(k)	210,000	209,664
(SOFR + 1.55%), 5.330%, 7/23/35(k)	299,000	309,295
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26(k)	215,000	214,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.61%), 4.210%, 4/20/28(k)	$245,000	$244,025
(SOFR + 1.29%), 2.943%, 1/21/33(k)	105,000	93,702
UBS Group AG
(USD SOFR ICE Swap Rate 10 Year + 1.86%), 5.379%, 9/6/45(k)§	200,000	204,511

		2,946,346

Consumer Finance (0.4%)
AerCap Ireland Capital DAC
5.100%, 1/19/29	225,000	229,807
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55(k)	310,000	320,292
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	282,000	290,555
5.750%, 11/15/29§	350,000	361,212
General Motors Financial Co., Inc.
3.100%, 1/12/32	359,000	312,974
GGAM Finance Ltd.
6.875%, 4/15/29§	190,000	197,993
Macquarie Airfinance Holdings Ltd.
6.400%, 3/26/29§	149,000	155,278
5.150%, 3/17/30§	39,000	39,094
6.500%, 3/26/31§	75,000	79,382
OneMain Finance Corp.
7.500%, 5/15/31	235,000	241,239

		2,227,826

Financial Services (0.2%)
Fiserv, Inc.
5.450%, 3/15/34	303,000	316,823
Global Payments, Inc.
4.950%, 8/15/27	305,000	310,265
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	31,108	29,783
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	215,000	210,006
PennyMac Financial Services, Inc.
7.875%, 12/15/29§	110,000	116,947

		983,824

Insurance (0.6%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	145,000	144,456
6.500%, 10/1/31§	110,000	110,880
American National Group, Inc.
5.750%, 10/1/29	126,000	126,814
AmWINS Group, Inc.
4.875%, 6/30/29§	110,000	105,050
Athene Global Funding
5.349%, 7/9/27§	254,000	259,219
Athene Holding Ltd.
6.250%, 4/1/54	345,000	366,517
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	267,000	186,916
3.850%, 3/15/52	150,000	126,758
Brighthouse Financial Global Funding
2.000%, 6/28/28§	175,000	157,524
Brown & Brown, Inc.
5.650%, 6/11/34(x)	314,000	326,808
GTCR AP Finance, Inc.
8.000%, 5/15/27§	140,000	139,349
HUB International Ltd.
7.250%, 6/15/30§	80,000	83,175
Markel Group, Inc.
6.000%, 5/16/54	120,000	127,151
Massachusetts Mutual Life Insurance Co.
3.200%, 12/1/61§	370,000	244,227
Panther Escrow Issuer LLC
7.125%, 6/1/31§	150,000	156,862
Willis North America, Inc.
4.500%, 9/15/28	560,000	560,270

		3,221,976

Total Financials		20,056,552

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	337,000	325,215
5.500%, 3/15/64	170,000	181,699
Amgen, Inc.
5.750%, 3/2/63	450,000	471,699
Gilead Sciences, Inc.
5.550%, 10/15/53	180,000	192,302

		1,170,915

Health Care Equipment & Supplies (0.2%)
Bausch + Lomb Corp.
8.375%, 10/1/28§	240,000	253,800
Medline Borrower LP
5.250%, 10/1/29§	160,000	156,075
Sotera Health Holdings LLC
7.375%, 6/1/31§	110,000	113,850
Zimmer Biomet Holdings, Inc.
5.200%, 9/15/34	309,000	313,684

		837,409

Health Care Providers & Services (1.0%)
AdaptHealth LLC
5.125%, 3/1/30§	100,000	93,625
Centene Corp.
2.500%, 3/1/31	520,000	445,115
Community Health Systems, Inc.
6.000%, 1/15/29§	140,000	135,493
CVS Health Corp.
5.300%, 6/1/33	305,000	310,547
5.875%, 6/1/53	470,000	476,589
Elevance Health, Inc.
4.550%, 5/15/52	90,000	80,185
HCA, Inc.
5.250%, 6/15/49	690,000	657,301
Icon Investments Six DAC
5.849%, 5/8/29	200,000	210,250
6.000%, 5/8/34	200,000	212,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Laboratory Corp. of America Holdings
4.800%, 10/1/34	$768,000	$756,601
Legacy LifePoint Health LLC
4.375%, 2/15/27§	190,000	185,801
LifePoint Health, Inc.
10.000%, 6/1/32(x)§	245,000	268,888
Owens & Minor, Inc.
6.625%, 4/1/30(x)§	110,000	106,667
Quest Diagnostics, Inc.
5.000%, 12/15/34	311,000	314,668
Tenet Healthcare Corp.
6.250%, 2/1/27	110,000	109,839
6.125%, 6/15/30	195,000	197,925
UnitedHealth Group, Inc.
5.050%, 4/15/53	340,000	335,789
4.950%, 5/15/62	125,000	120,902
Universal Health Services, Inc.
4.625%, 10/15/29	339,000	336,718

		5,355,539

Health Care Technology (0.0%)†
IQVIA, Inc.
6.250%, 2/1/29	205,000	217,137

Life Sciences Tools & Services (0.0%)†
Fortrea Holdings, Inc.
7.500%, 7/1/30(x)§	100,000	100,874

Pharmaceuticals (0.1%)
1375209 BC Ltd.
9.000%, 1/30/28§	16,000	15,880
Bausch Health Cos., Inc.
6.125%, 2/1/27§	75,000	67,500
14.000%, 10/15/30§	5,000	4,525
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	189,000	192,471
Royalty Pharma plc
5.400%, 9/2/34	310,000	317,038

		597,414

Total Health Care		8,279,288

Industrials (3.3%)
Aerospace & Defense (0.2%)
AAR Escrow Issuer LLC
6.750%, 3/15/29§	115,000	119,276
Bombardier, Inc.
8.750%, 11/15/30§	150,000	164,250
7.000%, 6/1/32§	40,000	41,720
Howmet Aerospace, Inc.
4.850%, 10/15/31	114,000	116,572
Northrop Grumman Corp.
5.200%, 6/1/54	310,000	315,037
TransDigm, Inc.
5.500%, 11/15/27	190,000	188,727

		945,582

Building Products (0.3%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	190,000	193,325
Builders FirstSource, Inc.
6.375%, 3/1/34§	235,000	243,204
Cornerstone Building Brands, Inc.
9.500%, 8/15/29(x)§	190,000	195,225
EMRLD Borrower LP
6.625%, 12/15/30§	185,000	190,798
6.750%, 7/15/31§	100,000	104,335
Griffon Corp.
5.750%, 3/1/28	235,000	230,888
Miter Brands Acquisition Holdco, Inc.
6.750%, 4/1/32§	190,000	196,338
Owens Corning
5.700%, 6/15/34(x)	147,000	155,465
Standard Building Solutions, Inc.
6.500%, 8/15/32§	95,000	98,325

		1,607,903

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
9.750%, 7/15/27(x)§	110,000	110,313
7.875%, 2/15/31§	245,000	249,584
Element Fleet Management Corp.
6.319%, 12/4/28§	300,000	318,151
Garda World Security Corp.
6.000%, 6/1/29§	230,000	220,377
Madison IAQ LLC
4.125%, 6/30/28§	110,000	105,875
5.875%, 6/30/29(x)§	110,000	106,740
Veralto Corp.
5.350%, 9/18/28	210,000	218,599
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	80,000	79,600

		1,409,239

Construction & Engineering (0.2%)
Aeropuertos Dominicanos Siglo XXI SA
7.000%, 6/30/34§	200,000	208,855
Bioceanico Sovereign Certificate Ltd.
(Zero Coupon), 6/5/34(m)	422,453	331,178
Brand Industrial Services, Inc.
10.375%, 8/1/30§	125,000	133,750
MasTec, Inc.
5.900%, 6/15/29	105,000	109,176
Pike Corp.
8.625%, 1/31/31§	90,000	96,300
Quanta Services, Inc.
5.250%, 8/9/34	314,000	320,213

		1,199,472

Electrical Equipment (0.0%)†
Regal Rexnord Corp.
6.050%, 2/15/26	123,000	124,914

Ground Transportation (0.8%)
Burlington Northern Santa Fe LLC
5.200%, 4/15/54	410,000	422,450
CSX Corp.
3.800%, 11/1/46	790,000	658,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	$195,000	$200,362
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34(m)	337,167	341,119
4.350%, 4/5/36(m)	333,896	312,193
Movida Europe SA
7.850%, 4/11/29§	200,000	192,648
7.850%, 4/11/29(m)	200,000	192,648
Penske Truck Leasing Co. LP
5.750%, 5/24/26§	187,000	190,349
4.200%, 4/1/27§	251,000	249,478
Simpar Europe SA
5.200%, 1/26/31(m)	200,000	166,302
Uber Technologies, Inc.
4.500%, 8/15/29§	356,000	352,923
4.800%, 9/15/34	310,000	309,655
Union Pacific Corp.
3.700%, 3/1/29	500,000	493,850
Watco Cos. LLC
7.125%, 8/1/32(x)§	190,000	197,363
XPO, Inc.
7.125%, 6/1/31§	200,000	208,750

		4,488,689

Industrial Conglomerates (0.1%)
KUO SAB de CV
5.750%, 7/7/27(m)	600,000	588,000

Machinery (0.2%)
AGCO Corp.
5.800%, 3/21/34	115,000	120,072
CNH Industrial Capital LLC
5.100%, 4/20/29	160,000	164,663
Cummins, Inc.
5.450%, 2/20/54	145,000	153,237
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	220,000	227,700
Weir Group plc (The)
2.200%, 5/13/26§	672,000	645,931

		1,311,603

Marine Transportation (0.1%)
MV24 Capital BV
6.748%, 6/1/34(m)	472,980	462,640

Passenger Airlines (0.1%)
American Airlines, Inc.
7.250%, 2/15/28§	95,000	96,947
8.500%, 5/15/29§	190,000	201,732
JetBlue Airways Corp.
9.875%, 9/20/31§	125,000	131,344

		430,023

Professional Services (0.1%)
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	215,000	225,048
Verisk Analytics, Inc.
5.250%, 6/5/34	314,000	324,454
VT Topco, Inc.
8.500%, 8/15/30§	100,000	106,500

		656,002

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
1.950%, 9/20/26§	470,000	445,285
5.375%, 7/15/29§	230,000	234,561
Fortress Transportation and Infrastructure Investors LLC
7.875%, 12/1/30§	140,000	151,064
5.875%, 4/15/33§	260,000	259,350

		1,090,260

Transportation Infrastructure (0.7%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31(m)	516,000	453,311
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	258,000	226,656
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27(m)	200,000	191,500
4.000%, 7/30/27§	250,000	239,375
4.200%, 8/4/27(m)	200,000	192,500
4.375%, 7/3/29(m)	400,000	377,000
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	171,860	171,578
JSW Infrastructure Ltd.
4.950%, 1/21/29(m)	400,000	389,000
Prumo Participacoes e Investimentos S/A
7.500%, 12/31/31(m)	595,661	595,288
Rutas 2 & 7 Finance Ltd.
(Zero Coupon), 9/30/36(m)	583,333	417,276
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	222,865
3.625%, 4/28/26§	225,000	222,036

		3,698,385

Total Industrials		18,012,712

Information Technology (1.3%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
5.400%, 4/15/34	310,000	323,113

Electronic Equipment, Instruments & Components (0.0%)†
Arrow Electronics, Inc.
3.875%, 1/12/28	255,000	248,840

IT Services (0.1%)
Amentum Escrow Corp.
7.250%, 8/1/32§	115,000	119,645
Kyndryl Holdings, Inc.
4.100%, 10/15/41	415,000	333,893

		453,538

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.
3.419%, 4/15/33§	482,000	436,756
3.187%, 11/15/36§	395,000	333,363
Foundry JV Holdco LLC
6.150%, 1/25/32§	500,000	519,471
5.875%, 1/25/34§	250,000	254,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.400%, 1/25/38§	$200,000	$209,718
Marvell Technology, Inc.
2.950%, 4/15/31	625,000	563,700
Qorvo, Inc.
3.375%, 4/1/31§	185,000	164,956
Renesas Electronics Corp.
2.170%, 11/25/26§	660,000	628,686

		3,111,469

Software (0.3%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	105,000	100,800
Atlassian Corp.
5.250%, 5/15/29	260,000	268,286
Cadence Design Systems, Inc.
4.700%, 9/10/34	149,000	149,788
Central Parent LLC
8.000%, 6/15/29§	135,000	140,498
Intuit, Inc.
5.500%, 9/15/53(x)	263,000	281,465
Oracle Corp.
6.250%, 11/9/32	170,000	188,115
3.800%, 11/15/37	110,000	97,015
UKG, Inc.
6.875%, 2/1/31§	95,000	97,933
Workday, Inc.
3.700%, 4/1/29	287,000	280,037

		1,603,937

Technology Hardware, Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	768,000	756,589
NetApp, Inc.
1.875%, 6/22/25	291,000	285,565

		1,042,154

Total Information Technology		6,783,051

Materials (1.7%)
Chemicals (0.5%)
Avient Corp.
6.250%, 11/1/31§	35,000	35,875
Braskem Idesa SAPI
6.990%, 2/20/32(m)	200,000	157,200
CF Industries, Inc.
5.375%, 3/15/44	340,000	333,191
Illuminate Buyer LLC
9.000%, 7/1/28§	195,000	196,609
LYB International Finance III LLC
5.500%, 3/1/34	306,000	317,907
MEGlobal Canada ULC
5.000%, 5/18/25(m)	400,000	399,375
Mosaic Co. (The)
5.375%, 11/15/28	272,000	281,548
Unigel Luxembourg SA
8.750%, 10/1/26(h)(m)	200,000	48,000
UPL Corp. Ltd.
4.500%, 3/8/28(m)	200,000	180,000
4.625%, 6/16/30(m)	400,000	340,000
WR Grace Holdings LLC
5.625%, 8/15/29§	115,000	107,989

		2,397,694

Containers & Packaging (0.3%)
Berry Global, Inc.
4.875%, 7/15/26§	119,000	119,000
5.650%, 1/15/34§	170,000	174,687
CCL Industries, Inc.
3.050%, 6/1/30§	245,000	224,555
Clydesdale Acquisition Holdings, Inc.
6.875%, 1/15/30§	195,000	198,900
Packaging Corp. of America
3.000%, 12/15/29	54,000	50,716
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/28§	105,000	100,206
Sealed Air Corp.
7.250%, 2/15/31§	145,000	153,162
Smurfit Kappa Treasury ULC
5.200%, 1/15/30§	335,000	345,512
Sonoco Products Co.
4.600%, 9/1/29	111,000	110,513
Trident TPI Holdings, Inc.
12.750%, 12/31/28(x)§	270,000	299,700

		1,776,951

Metals & Mining (0.9%)
CAP SA
3.900%, 4/27/31(m)	300,000	245,250
3.900%, 4/27/31§	400,000	327,000
Cia de Minas Buenaventura SAA
5.500%, 7/23/26(m)	700,000	688,275
CSN Resources SA
5.875%, 4/8/32(m)	600,000	509,700
Freeport Indonesia PT
4.763%, 4/14/27(m)	400,000	401,500
5.315%, 4/14/32(m)	200,000	202,675
Freeport-McMoRan, Inc.
4.375%, 8/1/28	300,000	296,434
5.250%, 9/1/29	200,000	202,761
Glencore Funding LLC
1.625%, 4/27/26§	268,000	257,057
5.371%, 4/4/29§	552,000	570,160
Indonesia Asahan Aluminium PT
4.750%, 5/15/25(m)	800,000	798,104
Vale Overseas Ltd.
6.400%, 6/28/54	120,000	126,024
Vedanta Resources Ltd.
13.875%, 12/9/28(e)(m)	376,000	383,990

		5,008,930

Paper & Forest Products (0.0%)†
LD Celulose International GmbH
7.950%, 1/26/32§	200,000	204,300

Total Materials		9,387,875

Real Estate (1.3%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	737,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
VICI Properties LP (REIT)
4.625%, 12/1/29(x)§	$330,000	$322,727

		1,060,542

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	284,000	188,859
5.150%, 4/15/53	70,000	66,558
Sabra Health Care LP (REIT)
3.200%, 12/1/31	155,000	136,354

		391,771

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts LP (REIT)
5.700%, 7/1/34	315,000	325,215
Series J
2.900%, 12/15/31	375,000	328,866
Park Intermediate Holdings LLC (REIT)
7.000%, 2/1/30(x)§	275,000	284,625

		938,706

Office REITs (0.0%)†
COPT Defense Properties LP (REIT)
2.900%, 12/1/33	245,000	204,792

Real Estate Management & Development (0.1%)
Anywhere Real Estate Group LLC
7.000%, 4/15/30(x)§	110,000	101,819
InRetail Shopping Malls
5.750%, 4/3/28(m)	514,000	516,704

		618,523

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
5.500%, 2/1/34	457,000	472,498
Sun Communities Operating LP (REIT)
2.700%, 7/15/31	375,000	326,439

		798,937

Retail REITs (0.1%)
Agree LP (REIT)
2.600%, 6/15/33	155,000	128,606
Phillips Edison Grocery Center Operating Partnership I LP (REIT)
5.750%, 7/15/34	240,000	249,786

		378,392

Specialized REITs (0.5%)
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	687,092
5.550%, 7/15/33	145,000	151,590
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	300,000	296,334
3.650%, 9/1/27	750,000	734,841
2.250%, 1/15/31	200,000	173,183
Equinix, Inc. (REIT)
1.800%, 7/15/27	272,000	254,804
Extra Space Storage LP (REIT)
5.400%, 2/1/34	315,000	325,031
Iron Mountain, Inc. (REIT)
7.000%, 2/15/29§	235,000	244,106

		2,866,981

Total Real Estate		7,258,644

Utilities (4.0%)
Electric Utilities (2.8%)
Adani Electricity Mumbai Ltd.
3.867%, 7/22/31(m)	200,000	173,500
Adani Transmission Step-One Ltd.
4.000%, 8/3/26(m)	500,000	484,585
4.250%, 5/21/36(m)	226,500	197,621
AEP Texas, Inc.
5.450%, 5/15/29	185,000	192,710
AEP Transmission Co. LLC
5.400%, 3/15/53	70,000	72,038
AES Espana BV
5.700%, 5/4/28§	200,000	189,060
Arizona Public Service Co.
5.700%, 8/15/34	309,000	326,084
Buffalo Energy Mexico Holdings
7.875%, 2/15/39(x)§	400,000	427,000
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	691,667	566,240
Comision Federal de Electricidad
6.450%, 1/24/35§	400,000	398,700
Duke Energy Corp.
3.150%, 8/15/27	300,000	291,582
5.450%, 6/15/34	300,000	312,405
3.950%, 8/15/47	405,000	327,508
5.000%, 8/15/52	100,000	94,223
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	336,545
Electricidad Firme de Mexico Holdings SA de CV
4.900%, 11/20/26(m)	600,000	581,400
Energuate Trust
5.875%, 5/3/27(m)	400,000	396,216
Entergy Arkansas LLC
5.750%, 6/1/54(x)	155,000	166,902
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54(k)	154,000	159,737
Entergy Louisiana LLC
5.150%, 9/15/34	159,000	163,153
Eversource Energy
5.500%, 1/1/34	160,000	165,502
Exelon Corp.
4.050%, 4/15/30	750,000	738,174
Fenix Power Peru SA
4.317%, 9/20/27(m)	356,471	347,559
ITC Holdings Corp.
3.250%, 6/30/26	600,000	588,994
5.400%, 6/1/33§	250,000	254,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	$152,000	$138,737
4.125%, 5/18/31(m)	456,000	416,209
Kallpa Generacion SA
4.125%, 8/16/27(m)	400,000	391,600
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	483,872	483,751
Mong Duong Finance Holdings BV
5.125%, 5/7/29(m)	421,640	408,095
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	500,000	432,329
5.550%, 3/15/54	190,000	196,085
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)	70,000	75,276
NRG Energy, Inc.
2.000%, 12/2/25§	190,000	183,225
Pacific Gas and Electric Co.
6.950%, 3/15/34	285,000	324,481
6.750%, 1/15/53	718,000	813,351
Southern California Edison Co.
5.450%, 6/1/31	310,000	326,204
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	335,000	324,609
Series A
3.700%, 4/30/30	500,000	482,188
Southwestern Electric Power Co.
3.250%, 11/1/51	226,000	155,465
Tierra Mojada Luxembourg II Sarl
5.750%, 12/1/40(m)	175,336	165,473
Transelec SA
3.875%, 1/12/29(m)	500,000	478,745
Virginia Electric and Power Co.
5.550%, 8/15/54	114,000	118,856
Series A
3.500%, 3/15/27	300,000	295,515
Vistra Operations Co. LLC
7.750%, 10/15/31§	120,000	128,850
6.875%, 4/15/32§	115,000	121,065
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	741,423

		15,153,783

Independent Power and Renewable Electricity Producers (0.4%)
Cometa Energia SA de CV
6.375%, 4/24/35(m)	702,900	706,914
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	485,000
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	173,800	155,789
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§	200,000	207,800
Lightning Power LLC
7.250%, 8/15/32§	115,000	120,750
Termocandelaria Power SA
7.750%, 9/17/31§	200,000	203,800

		1,880,053

Multi-Utilities (0.8%)
Ameren Corp.
3.650%, 2/15/26	550,000	544,069
Black Hills Corp.
6.000%, 1/15/35	302,000	321,142
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	284,201
DTE Energy Co.
2.850%, 10/1/26	300,000	292,314
2.950%, 3/1/30	300,000	276,551
5.850%, 6/1/34	490,000	525,272
Empresas Publicas de Medellin ESP
4.250%, 7/18/29(m)	400,000	362,492
4.375%, 2/15/31(m)	400,000	351,284
NiSource, Inc.
3.490%, 5/15/27	500,000	491,425
5.350%, 4/1/34	315,000	326,150
San Diego Gas & Electric Co.
5.350%, 4/1/53	105,000	108,072
Sempra
5.500%, 8/1/33(x)	500,000	523,157

		4,406,129

Total Utilities		21,439,965

Total Corporate Bonds		126,174,129

Foreign Government Securities (0.5%)
Republic of Colombia
4.125%, 5/15/51	850,000	535,500
Republic of Guatemala
4.375%, 6/5/27(m)	500,000	487,545
4.875%, 2/13/28(m)	200,000	196,682
Republic of Panama
3.875%, 3/17/28	300,000	288,750
3.870%, 7/23/60	600,000	376,890
Republic of Paraguay
4.700%, 3/27/27(m)	200,000	199,730
United Mexican States
6.338%, 5/4/53	500,000	497,430

Total Foreign Government Securities		2,582,527

Mortgage-Backed Securities (18.8%)
FHLMC
4.650%, 12/1/28	2,727,000	2,794,982
2.500%, 1/1/43	213,476	194,085
3.000%, 7/1/45	173,925	159,786
3.000%, 8/1/45	277,200	254,407
3.000%, 4/1/47	775,566	709,854
4.000%, 10/1/48	156,716	152,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC UMBS
2.000%, 5/1/51	$1,841,021	$1,527,014
2.000%, 9/1/51	3,432,424	2,888,817
3.000%, 3/1/52	4,156,203	3,779,303
2.500%, 5/1/52	4,113,317	3,598,910
5.000%, 5/1/53	5,000,325	5,032,400
5.500%, 5/1/53	3,960,106	4,037,757
5.000%, 6/1/53	2,968,952	3,004,697
6.000%, 11/1/53	2,782,890	2,913,992
5.500%, 2/1/54	4,994,401	5,134,464
6.000%, 2/1/54	672,488	704,169
6.000%, 4/1/54	4,817,365	4,971,729
5.500%, 5/1/54	2,311,653	2,368,538
FNMA
2.460%, 4/1/32	2,157,590	1,920,567
3.000%, 4/1/45	98,139	88,833
3.000%, 10/1/46	222,155	200,464
2.225%, 12/1/50	3,296,208	2,382,013
FNMA UMBS
3.000%, 3/1/43	857,565	792,863
3.000%, 9/1/46	510,181	466,746
3.000%, 10/1/46	1,623,553	1,485,328
3.000%, 12/1/46	1,104,123	1,009,431
3.500%, 12/1/46	908,741	858,821
3.000%, 2/1/47	1,728,332	1,580,107
3.000%, 12/1/48	2,146,170	1,963,452
3.500%, 11/1/50	2,919,134	2,739,621
2.000%, 2/1/51	6,714,958	5,630,498
3.000%, 6/1/51	4,281,243	3,901,031
2.500%, 4/1/52	7,712,539	6,726,334
5.000%, 7/1/52	1,659,911	1,663,815
6.000%, 5/1/53	1,898,593	1,957,778
6.000%, 10/1/53	2,888,955	2,980,818
5.500%, 3/1/54	2,354,268	2,412,202
5.500%, 6/1/54	2,874,083	2,953,791
GNMA
3.500%, 6/15/42	2,799,077	2,687,639
3.500%, 5/20/48	3,849,558	3,647,272
2.500%, 10/20/51	3,524,361	3,076,428
2.500%, 11/20/51	2,537,558	2,212,666
3.000%, 4/20/52	3,063,684	2,763,229

Total Mortgage-Backed Securities		102,328,975

U.S. Treasury Obligations (21.0%)
U.S. Treasury Bonds
1.375%, 11/15/40	57,200,000	38,743,413
1.250%, 5/15/50	15,400,000	8,228,459
1.875%, 2/15/51	36,500,000	22,830,651
U.S. Treasury Notes
0.750%, 1/31/28	4,300,000	3,919,637
0.625%, 5/15/30	13,950,000	11,835,086
0.625%, 8/15/30	12,000,000	10,103,290
0.875%, 11/15/30	14,950,000	12,712,583
3.875%, 8/15/34	6,000,000	6,035,484

Total U.S. Treasury Obligations		114,408,603

Total Long-Term Debt Securities (97.4%) (Cost $545,740,164)		530,631,585

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund , Class I‡	533,930	4,794,693
DoubleLine Global Bond Fund , Class I‡	431,290	3,756,534

Total Investment Companies (1.6%) (Cost $9,785,319)		8,551,227

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	1,467,258	1,467,258

Total Investment Companies		1,767,258

Total Short-Term Investments (0.3%) (Cost $1,767,258)		1,767,258

Total Investments in Securities (99.3%) (Cost $557,292,741)		540,950,070
Other Assets Less Liabilities (0.7%)		3,927,802

Net Assets (100%)		$544,877,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $149,113,384 or 27.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $26,931,469 or 4.9% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $1,819,449. This was collateralized by $93,999 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/15/25 - 5/15/54 and by cash of $1,767,258 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	4,821,390	—	—	—	(26,697)	4,794,693	293,130	—
DoubleLine Global Bond Fund, Class I	431,290	3,713,405	—	—	—	43,129	3,756,534	36,777	—

Total		8,534,795	—	—	—	16,432	8,551,227	329,907	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$90,063,153	$—	$90,063,153
Collateralized Mortgage Obligations	—	64,391,921	—	64,391,921
Commercial Mortgage-Backed Securities	—	30,682,277	—	30,682,277
Corporate Bonds
Communication Services	—	7,331,710	2,292	7,334,002
Consumer Discretionary	—	7,768,179	—	7,768,179
Consumer Staples	—	3,962,666	—	3,962,666
Energy	—	15,891,195	—	15,891,195
Financials	—	20,056,552	—	20,056,552
Health Care	—	8,279,288	—	8,279,288
Industrials	—	18,012,712	—	18,012,712
Information Technology	—	6,783,051	—	6,783,051
Materials	—	9,387,875	—	9,387,875
Real Estate	—	7,258,644	—	7,258,644
Utilities	—	21,439,965	—	21,439,965
Foreign Government Securities	—	2,582,527	—	2,582,527
Investment Companies	8,551,227	—	—	8,551,227
Mortgage-Backed Securities	—	102,328,975	—	102,328,975
Short-Term Investments
Investment Companies	1,767,258	—	—	1,767,258
U.S. Treasury Obligations	—	114,408,603	—	114,408,603

Total Assets	$10,318,485	$530,629,293	$2,292	$540,950,070

Total Liabilities	$—	$—	$—	$—

Total	$10,318,485	$530,629,293	$2,292	$540,950,070

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,826,999
Aggregate gross unrealized depreciation	(30,823,068)

Net unrealized depreciation	$(16,996,069)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$557,946,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Entertainment (1.0%)
Warner Music Group Corp., Class A	166,994	$5,226,912

Media (2.8%)
Comcast Corp., Class A	333,109	13,913,963

Total Communication Services		19,140,875

Consumer Staples (14.2%)
Beverages (4.7%)
Coca-Cola Europacific Partners plc	187,572	14,771,295
Molson Coors Beverage Co., Class B	153,603	8,835,245

		23,606,540

Food Products (3.5%)
Kraft Heinz Co. (The)	296,498	10,410,045
Tyson Foods, Inc., Class A	125,112	7,451,671

		17,861,716

Household Products (2.0%)
Procter & Gamble Co. (The)	58,802	10,184,506

Tobacco (4.0%)
Philip Morris International, Inc.	164,393	19,957,310

Total Consumer Staples		71,610,072

Energy (8.3%)
Oil, Gas & Consumable Fuels (8.3%)
Enbridge, Inc.	407,852	16,562,870
Hess Corp.	99,358	13,492,816
Phillips 66	88,059	11,575,356

Total Energy		41,631,042

Financials (16.6%)
Banks (7.2%)
Bank of Nova Scotia (The)(x)	168,063	9,157,753
JPMorgan Chase & Co.	77,979	16,442,652
Wells Fargo & Co.	185,276	10,466,241

		36,066,646

Capital Markets (2.0%)
Northern Trust Corp.	109,809	9,886,104

Financial Services (2.9%)
Fidelity National Information Services, Inc.	177,062	14,828,942

Insurance (4.5%)
Allstate Corp. (The)	41,010	7,777,547
Chubb Ltd.	52,067	15,015,602

		22,793,149

Total Financials		83,574,841

Health Care (21.2%)
Health Care Equipment & Supplies (6.2%)
Medtronic plc	177,473	15,977,894
Smith & Nephew plc (ADR)(x)	485,846	15,129,244

		31,107,138

Health Care Providers & Services (8.3%)
CVS Health Corp.	246,940	15,527,587
Humana, Inc.	43,315	13,719,593
UnitedHealth Group, Inc.	21,476	12,556,588

		41,803,768

Pharmaceuticals (6.7%)
Merck & Co., Inc.	153,817	17,467,459
Sanofi SA (ADR)	285,545	16,455,958

		33,923,417

Total Health Care		106,834,323

Industrials (6.5%)
Aerospace & Defense (4.5%)
General Dynamics Corp.	48,940	14,789,668
L3Harris Technologies, Inc.	34,093	8,109,702

		22,899,370

Building Products (2.0%)
Johnson Controls International plc	127,653	9,907,149

Total Industrials		32,806,519

Information Technology (2.6%)
Semiconductors & Semiconductor Equipment (1.0%)
Skyworks Solutions, Inc.	48,058	4,746,689

Software (1.6%)
Oracle Corp.	47,358	8,069,803

Total Information Technology		12,816,492

Materials (8.0%)
Chemicals (8.0%)
Air Products and Chemicals, Inc.	63,219	18,822,825
DuPont de Nemours, Inc.	150,718	13,430,481
International Flavors & Fragrances, Inc.	74,590	7,826,729

Total Materials		40,080,035

Real Estate (8.2%)
Industrial REITs (1.4%)
Prologis, Inc. (REIT)	53,254	6,724,915

Office REITs (1.1%)
COPT Defense Properties (REIT)	179,263	5,437,047

Residential REITs (2.5%)
Mid-America Apartment Communities, Inc. (REIT)	79,028	12,557,549

Specialized REITs (3.2%)
Public Storage (REIT)	44,565	16,215,867

Total Real Estate		40,935,378

Utilities (7.7%)
Electric Utilities (7.7%)
Entergy Corp.	121,795	16,029,440
Pinnacle West Capital Corp.	142,432	12,618,051
Xcel Energy, Inc.	154,998	10,121,369

Total Utilities		38,768,860

Total Common Stocks (97.1%) (Cost $376,472,615)		488,198,437

MASTER LIMITED PARTNERSHIPS:
Energy (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
Plains GP Holdings LP, Class A (Cost $7,832,978)	633,408	11,718,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	4,000,000	$4,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	13,676,066	13,676,066
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		21,676,066

Total Short-Term Investments (4.3%) (Cost $21,676,066)		21,676,066

Total Investments in Securities (103.7%) (Cost $405,981,659)		521,592,551
Other Assets Less Liabilities (-3.7%)		(18,462,457)

Net Assets (100%)		$503,130,094

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $21,231,089. This was collateralized by cash of $21,676,066 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$19,140,875	$—	$—	$19,140,875
Consumer Staples	71,610,072	—	—	71,610,072
Energy	41,631,042	—	—	41,631,042
Financials	83,574,841	—	—	83,574,841
Health Care	106,834,323	—	—	106,834,323
Industrials	32,806,519	—	—	32,806,519
Information Technology	12,816,492	—	—	12,816,492
Materials	40,080,035	—	—	40,080,035
Real Estate	40,935,378	—	—	40,935,378
Utilities	38,768,860	—	—	38,768,860
Master Limited Partnerships
Energy	11,718,048	—	—	11,718,048
Short-Term Investments
Investment Companies	21,676,066	—	—	21,676,066

Total Assets	$521,592,551	$—	$—	$521,592,551

Total Liabilities	$—	$—	$—	$—

Total	$521,592,551	$—	$—	$521,592,551

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,247,326
Aggregate gross unrealized depreciation	(14,755,720)

Net unrealized appreciation	$115,491,606

Federal income tax cost of investments in securities and derivative instruments, if applicable	$406,100,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.2%)
Diversified Telecommunication Services (2.5%)
Altaba, Inc.(x)*	102,200	$145,635
Frontier Communications Parent, Inc.*	3,000	106,590
Koninklijke KPN NV	90,000	367,573
Liberty Global Ltd., Class A*	65,000	1,372,150
Liberty Global Ltd., Class C*	20,000	432,200
Telesat Corp.(x)*	141,000	1,856,970

		4,281,118

Entertainment (4.2%)
Atlanta Braves Holdings, Inc., Class A*	84,500	3,561,675
Endeavor Group Holdings, Inc., Class A(x)	40,000	1,142,400
Madison Square Garden Sports Corp.*	11,500	2,394,990

		7,099,065

Media (4.7%)
Beasley Broadcast Group, Inc., Class A(x)*	2,250	24,210
Clear Channel Outdoor Holdings, Inc.*	550,000	880,000
DallasNews Corp.(x)	36,000	150,840
EchoStar Corp., Class A*	22,000	546,040
EW Scripps Co. (The), Class A*	100,000	224,500
Fox Corp., Class B	88,000	3,414,400
Lee Enterprises, Inc.(x)*	60,000	522,600
TEGNA, Inc.	143,000	2,256,540

		8,019,130

Wireless Telecommunication Services (4.8%)
Millicom International Cellular SA*	93,500	2,535,720
Orange Belgium SA*	29,000	478,410
Telephone and Data Systems, Inc.	36,000	837,000
United States Cellular Corp.*	77,500	4,235,375

		8,086,505

Total Communication Services		27,485,818

Consumer Discretionary (10.4%)
Broadline Retail (0.1%)
Macy’s, Inc.	9,000	141,210

Distributors (0.1%)
Bapcor Ltd.(x)	50,000	183,554

Hotels, Restaurants & Leisure (4.1%)
Chuy’s Holdings, Inc.*	179,000	6,694,600
Empire Resorts, Inc.(r)*	13,500	—
Entain plc	15,000	153,054
Everi Holdings, Inc.*	500	6,570
Playtech plc*	6,000	60,323
Target Hospitality Corp.*	3,000	23,340

		6,937,887

Household Durables (5.0%)
iRobot Corp.*	16,000	139,040
Lennar Corp., Class B	27,000	4,669,380
Nobility Homes, Inc.	16,500	577,500
Sony Group Corp. (ADR)	19,000	1,834,830
Vizio Holding Corp., Class A(x)*	110,000	1,228,700

		8,449,450

Specialty Retail (0.7%)
Aaron’s Co., Inc. (The)	65,000	646,750
Advance Auto Parts, Inc.	2,000	77,980
Sportsman’s Warehouse Holdings, Inc.*	155,000	420,050
Yamada Holdings Co. Ltd.	12,400	38,712

		1,183,492

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	15,800	670,552

Total Consumer Discretionary		17,566,145

Consumer Staples (1.3%)
Consumer Staples Distribution & Retail (0.4%)
Albertsons Cos., Inc., Class A	38,000	702,240
GrainCorp Ltd., Class A	6,000	38,163

		740,403

Food Products (0.1%)
Kellanova	1,500	121,065

Tobacco (0.8%)
Vector Group Ltd.	90,000	1,342,800

Total Consumer Staples		2,204,268

Energy (1.2%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	30,000	904,500
DMC Global, Inc.*	4,000	51,920

		956,420

Oil, Gas & Consumable Fuels (0.7%)
Alvopetro Energy Ltd.(x)	88,200	337,814
Exxon Mobil Corp.	500	58,610
Gulf Coast Ultra Deep Royalty Trust*	550,000	7,287
Hess Corp.	4,500	611,100
Southwestern Energy Co.*	20,000	142,200

		1,157,011

Total Energy		2,113,431

Financials (3.9%)
Banks (2.2%)
Cadence Bank	14,000	445,900
First Horizon Corp.	72,000	1,118,160
Flushing Financial Corp.	107,000	1,560,060
Horizon Bancorp, Inc.	13,000	202,150
LCNB Corp.	654	9,856
SouthState Corp.	1,200	116,616
Synovus Financial Corp.	4,500	200,115
Village Bank and Trust Financial Corp.	300	22,875
Webster Financial Corp.	2,000	93,220

		3,768,952

Capital Markets (0.0%)†
BKF Capital Group, Inc.(r)*	2,434	34,106

Financial Services (0.6%)
CNFinance Holdings Ltd. (ADR)*	1,765	2,206
Nuvei Corp. (Non-Voting)(x)	30,000	1,000,500

		1,002,706

Insurance (1.1%)
Enstar Group Ltd.*	5,500	1,768,745
Fanhua, Inc. (ADR)*	7,500	10,650

		1,779,395

Total Financials		6,585,159

Health Care (6.2%)
Biotechnology (0.2%)
GRAIL, Inc.(x)*	400	5,504
Grifols SA (ADR)*	24,000	213,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Idorsia Ltd.(x)*	12,000	$21,154

		239,778

Health Care Equipment & Supplies (3.8%)
Axonics, Inc.*	26,000	1,809,600
Bioventus, Inc., Class A*	2,000	23,900
Globus Medical, Inc., Class A*	13,500	965,790
ICU Medical, Inc.*	500	91,110
Innocoll Holdings Ltd.(r)*	125,000	—
QuidelOrtho Corp.*	7,000	319,200
Surmodics, Inc.*	84,000	3,257,520

		6,467,120

Health Care Providers & Services (1.4%)
Amedisys, Inc.*	21,000	2,026,710
PetIQ, Inc., Class A*	8,000	246,160
R1 RCM, Inc.*	8,000	113,360

		2,386,230

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	26,082

Pharmaceuticals (0.8%)
Catalent, Inc.*	14,000	847,980
Revance Therapeutics, Inc.*	3,000	15,570
Viatris, Inc.	40,000	464,400

		1,327,950

Total Health Care		10,447,160

Industrials (7.6%)
Aerospace & Defense (2.1%)
Heroux-Devtek, Inc.*	75,000	1,780,103
Hexcel Corp.	13,000	803,790
Spirit AeroSystems Holdings, Inc., Class A*	30,000	975,300

		3,559,193

Commercial Services & Supplies (1.4%)
Stericycle, Inc.*	40,000	2,440,000

Machinery (2.3%)
CFT SpA(r)*	25,000	115,211
Crane Co.	2,000	316,560
Desktop Metal, Inc., Class A*	23,772	111,016
Enpro, Inc.	1,200	194,616
Manitex International, Inc.*	6,000	33,780
Mueller Industries, Inc.	17,900	1,326,390
Mueller Water Products, Inc., Class A	12,000	260,400
Park-Ohio Holdings Corp.	12,000	368,400
Stratasys Ltd.(x)*	45,000	373,950
Valmet OYJ(x)	15,000	480,213
Velan, Inc.*	60,000	363,784

		3,944,320

Professional Services (0.1%)
Applus Services SA*	5,000	70,574
Ework Group AB	1,441	20,034

		90,608

Trading Companies & Distributors (1.7%)
Herc Holdings, Inc.	10,300	1,642,129
McGrath RentCorp	12,000	1,263,360

		2,905,489

Total Industrials		12,939,610

Information Technology (5.8%)
Communications Equipment (1.2%)
Digi International, Inc.*	1,200	33,036
Juniper Networks, Inc.	50,000	1,949,000

		1,982,036

Electronic Equipment, Instruments & Components (0.7%)
CTS Corp.	2,000	96,760
Iteris, Inc.*	30,000	214,200
Rogers Corp.*	7,500	847,575

		1,158,535

IT Services (0.8%)
Perficient, Inc.*	12,000	905,760
Squarespace, Inc., Class A*	10,000	464,300

		1,370,060

Semiconductors & Semiconductor Equipment (0.1%)
Silicon Motion Technology Corp. (ADR)	1,400	85,036
Tower Semiconductor Ltd.*	1,000	44,260

		129,296

Software (3.0%)
Envestnet, Inc.*	3,000	187,860
Esker SA	100	29,454
Gen Digital, Inc.	25,000	685,750
GSE Systems, Inc.*	50,000	203,500
HashiCorp, Inc., Class A*	60,000	2,031,600
Instructure Holdings, Inc.*	9,000	211,950
Pinewood Technologies Group plc	45,000	213,277
PowerSchool Holdings, Inc., Class A*	70,000	1,596,700
Smartsheet, Inc., Class A*	500	27,680

		5,187,771

Total Information Technology		9,827,698

Materials (4.8%)
Chemicals (0.5%)
Mativ Holdings, Inc.	48,000	815,520

Construction Materials (2.7%)
Vulcan Materials Co.	18,200	4,557,826

Containers & Packaging (0.4%)
Myers Industries, Inc.	51,000	704,820

Metals & Mining (1.2%)
Haynes International, Inc.	800	47,632
Kinross Gold Corp.	5,960	55,834
Newmont Corp.	11,500	614,675
Osisko Mining, Inc.*	100,000	360,087
Pan American Silver Corp.	25,000	522,016
Sierra Metals, Inc.*	80,000	45,600
United States Steel Corp.	10,000	353,300

		1,999,144

Total Materials		8,077,310

Real Estate (0.5%)
Hotel & Resort REITs (0.5%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	804,300

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	7,500	7,658

Total Real Estate		811,958

Utilities (12.0%)
Electric Utilities (4.7%)
ALLETE, Inc.	17,000	1,091,230
Avangrid, Inc.	55,000	1,968,450
Evergy, Inc.	17,500	1,085,175
Portland General Electric Co.	10,000	479,000
TXNM Energy, Inc.	76,000	3,326,520

		7,950,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (5.0%)
National Fuel Gas Co.	62,000	$3,757,820
Southwest Gas Holdings, Inc.	64,500	4,757,520

		8,515,340

Independent Power and Renewable Electricity Producers (0.4%)
Alerion Cleanpower SpA(x)	8,000	148,717
Atlantica Sustainable Infrastructure plc	10,000	219,800
Encavis AG*	3,000	58,106
Greenvolt-Energias Renovaveis SA*	20,000	184,783
Neoen SA(m)	1,000	43,413

		654,819

Multi-Utilities (1.2%)
Avista Corp.	52,000	2,015,000

Water Utilities (0.7%)
Severn Trent plc	32,000	1,130,311

Total Utilities		20,265,845

Total Common Stocks (69.9%) (Cost $110,292,884)		118,324,402

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000

Total Consumer Staples		3,000

Health Care (0.1%)
Biotechnology (0.1%)
Adamas Pharmaceuticals, Inc., CVR*	108,000	5,400
Akouos, Inc., CVR(x)*	141,148	70,574
Albireo Pharma, Inc., CVR*	3,000	6,750
Ambit Biosciences Corp., CVR(r)*	20,000	—
Chinook Therapeutics, Inc., CVR*	125,000	62,500
Decibel Therapeutics, Inc., CVR(r)*	3,000	641
Epizyme, Inc., CVR*	10,000	200
Fusion Pharmaceuticals, Inc., CVR(r)*	6,000	2,475
Gracell Biotechnologies, Inc., CVR *	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Mirati Therapeutics, Inc., CVR(r)*	70,000	26,250
Radius Health, Inc., CVR*	2,000	200
Sigilon Therapeutics, Inc., CVR(r)*	500	2,831

		190,821

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	36,750

Pharmaceuticals (0.0%)†
Alimera Sciences, Inc., CVR(r)(x)*	100,000	3,000
CinCor Pharma, Inc., CVR*	4,000	12,000
Landos Biopharma, Inc., CVR(r)*	4,000	7,530
Ocera Therapeutics, Inc., CVR(r)*	16,000	1,000
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000

		28,530

Total Health Care		256,101

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	12,500	9,890

Total Industrials		9,890

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	200

Total Information Technology		200

Materials (0.1%)
Metals & Mining (0.0%)†
Kinross Gold Corp., expiring 6/30/24*	14,000	3,500

Paper & Forest Products (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	90,000

Total Materials		93,500

Total Rights (0.2%) (Cost $300,258)		362,691

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (28.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	4,613,349	4,613,349
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	42,666,495	42,692,095

Total Investment Companies		47,505,444

Total Short-Term Investments (28.0%) (Cost $47,480,505)		47,505,444

Total Investments in Securities (98.1%) (Cost $158,073,647)		166,192,537
Other Assets Less Liabilities (1.9%)		3,155,886

Net Assets (100%)		$169,348,423

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $43,413 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $5,130,767. This was collateralized by $712,023 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/24/24 – 2/15/54 and by cash of $4,813,349 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$26,494,200	$991,618	$—		$27,485,818
Consumer Discretionary	16,553,002	1,013,143	—	(a)	17,566,145
Consumer Staples	2,166,105	38,163	—		2,204,268
Energy	2,113,431	—	—		2,113,431
Financials	6,551,053	—	34,106		6,585,159
Health Care	10,426,006	21,154	—	(a)	10,447,160
Industrials	12,253,578	570,821	115,211		12,939,610
Information Technology	9,584,967	242,731	—		9,827,698
Materials	8,077,310	—	—		8,077,310
Real Estate	804,300	7,658	—		811,958
Utilities	18,700,515	1,565,330	—		20,265,845
Rights
Consumer Staples	—	3,000	—		3,000
Health Care	—	212,374	43,727		256,101
Industrials	—	—	9,890		9,890
Information Technology	—	200	—		200
Materials	3,500	90,000	—		93,500
Short-Term Investments
Investment Companies	47,505,444	—	—		47,505,444

Total Assets	$161,233,411	$4,756,192	$202,934		$166,192,537

Total Liabilities	$—	$—	$—		$—

Total	$161,233,411	$4,756,192	$202,934		$166,192,537

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,350,929
Aggregate gross unrealized depreciation	(13,629,910)

Net unrealized appreciation	$7,721,019

Federal income tax cost of investments in securities and derivative instruments, if applicable	$158,471,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (0.8%)
Anterix, Inc.*	100,000	$3,766,000
Liberty Global Ltd., Class A*	155,000	3,272,050
Liberty Global Ltd., Class C*	230,000	4,970,300
Liberty Latin America Ltd., Class A*	650,000	6,227,000
Liberty Latin America Ltd., Class C*	8,920	84,651
Shenandoah Telecommunications Co.	158,000	2,229,380
Telesat Corp.*	682,000	8,981,940
Verizon Communications, Inc.	45,000	2,020,950

		31,552,271

Entertainment (3.9%)
Atlanta Braves Holdings, Inc., Class A(x)*	363,000	15,300,450
Atlanta Braves Holdings, Inc., Class C*	255,000	10,149,000
IMAX Corp.*	58,000	1,189,580
Lions Gate Entertainment Corp., Class A*	190,000	1,487,700
Live Nation Entertainment, Inc.*	252,500	27,646,225
Madison Square Garden Entertainment Corp., Class A*	308,000	13,099,240
Madison Square Garden Sports Corp.*	175,500	36,549,630
Marcus Corp. (The)	618,000	9,313,260
Reading International, Inc., Class A*	228,000	371,640
Reading International, Inc., Class B(x)*	18,500	153,735
Sphere Entertainment Co.*	336,000	14,844,480
Take-Two Interactive Software, Inc.*	57,000	8,761,470
TKO Group Holdings, Inc., Class A*	24,700	3,055,637
Warner Bros Discovery, Inc.*	46,500	383,625

		142,305,672

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	335,200

Media (2.1%)
AMC Networks, Inc., Class A(x)*	108,000	938,520
Beasley Broadcast Group, Inc., Class A(x)‡	24,500	263,620
Clear Channel Outdoor Holdings, Inc.*	3,000,000	4,800,000
Corus Entertainment, Inc., Class B(x)*	235,000	29,539
EchoStar Corp., Class A*	116,000	2,879,120
Entravision Communications Corp., Class A	560,000	1,159,200
EW Scripps Co. (The), Class A(x)*	1,715,000	3,850,175
Gray Television, Inc.	319,300	1,711,448
Gray Television, Inc., Class A(x)	60,000	417,600
Grupo Televisa SAB (ADR)	3,570,000	9,139,200
Interpublic Group of Cos., Inc. (The)	530,000	16,763,900
Lee Enterprises, Inc.*	172,000	1,498,120
Nexstar Media Group, Inc., Class A	34,600	5,721,110
Salem Media Group, Inc., Class A*	165,000	42,157
Sinclair, Inc.(x)	1,060,000	16,218,000
Sirius XM Holdings, Inc.	120,000	2,838,000
TEGNA, Inc.	145,000	2,288,100
Townsquare Media, Inc., Class A	210,000	2,133,600
WideOpenWest, Inc.*	700,000	3,675,000

		76,366,409

Wireless Telecommunication Services (0.9%)
Gogo, Inc.*	310,000	2,225,800
Rogers Communications, Inc., Class B	200,000	8,042,000
Telephone and Data Systems, Inc.	378,000	8,788,500
United States Cellular Corp.*	247,200	13,509,480

		32,565,780

Total Communication Services		283,125,332

Consumer Discretionary (17.0%)
Automobile Components (4.6%)
BorgWarner, Inc.	240,000	8,709,600
Brembo NV	1,000,088	10,946,567
Dana, Inc.	1,210,000	12,777,600
Garrett Motion, Inc.*	1,050,000	8,589,000
Gentex Corp.	190,000	5,641,100
Modine Manufacturing Co.*	730,600	97,016,374
Phinia, Inc.	48,000	2,209,440
Standard Motor Products, Inc.	350,000	11,620,000
Stoneridge, Inc.*	215,200	2,408,088
Strattec Security Corp.*‡	234,000	9,982,440
Superior Industries International, Inc.*	50,000	152,000

		170,052,209

Automobiles (0.2%)
Thor Industries, Inc.	4,000	439,560
Winnebago Industries, Inc.	98,000	5,694,780

		6,134,340

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	184,000	2,991,840

Hotels, Restaurants & Leisure (3.4%)
Biglari Holdings, Inc., Class A*‡	11,334	9,433,968
Boyd Gaming Corp.	524,000	33,876,600
Canterbury Park Holding Corp.(x)‡	319,000	6,156,700
Cheesecake Factory, Inc. (The)	330,000	13,381,500
Churchill Downs, Inc.	153,500	20,754,735
Cracker Barrel Old Country Store, Inc.(x)	11,500	521,525
Denny’s Corp.*	390,017	2,515,610
Full House Resorts, Inc.*	535,000	2,685,700
Golden Entertainment, Inc.	258,000	8,201,820
Inspired Entertainment, Inc.*	240,000	2,224,800
International Game Technology plc	60,000	1,278,000
Krispy Kreme, Inc.	12,000	128,880
Las Vegas Sands Corp.	69,200	3,483,528
Nathan’s Famous, Inc.	208,000	16,827,200
Ollamani SAB*	650,000	1,226,714
Rock Field Co. Ltd.(x)	206,000	2,104,074

		124,801,354

Household Durables (2.6%)
Bassett Furniture Industries, Inc.	397,000	5,736,650
Cavco Industries, Inc.*	97,500	41,753,400
Champion Homes, Inc.*	180,000	17,073,000
Ethan Allen Interiors, Inc.	25,000	797,250
iRobot Corp.*	18,000	156,420
La-Z-Boy, Inc.	140,000	6,010,200
Lennar Corp., Class B	100,000	17,294,000
Lifetime Brands, Inc.(x)	180,000	1,177,200
Nobility Homes, Inc.‡	199,000	6,965,000

		96,963,120

Leisure Products (0.9%)
American Outdoor Brands, Inc.*	255,000	2,351,100
Brunswick Corp.	56,500	4,735,830
Clarus Corp.	170,000	765,000
Johnson Outdoors, Inc., Class A	247,500	8,959,500
Marine Products Corp.	253,000	2,451,570
Universal Entertainment Corp.(x)	55,000	535,746
Vista Outdoor, Inc.*	323,000	12,655,140

		32,453,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (5.1%)
1-800-Flowers.com, Inc., Class A*	940,000	$7,454,200
Aaron’s Co., Inc. (The)	90,000	895,500
Arko Corp.	35,000	245,700
AutoNation, Inc.*	312,500	55,912,500
Big 5 Sporting Goods Corp.(x)	297,000	620,730
Bowlin Travel Centers, Inc.*	85,000	313,650
Lands’ End, Inc.*	280,000	4,835,600
Monro, Inc.	350,000	10,101,000
O’Reilly Automotive, Inc.*	10,000	11,516,000
Penske Automotive Group, Inc.	415,200	67,436,784
Pets at Home Group plc	223,000	910,519
Sally Beauty Holdings, Inc.*	692,000	9,390,440
Sportsman’s Warehouse Holdings, Inc.*	350,000	948,500
Tractor Supply Co.	50,400	14,662,872
Valvoline, Inc.*	93,000	3,892,050

		189,136,045

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.*	89,500	657,825
Movado Group, Inc.	212,000	3,943,200
Wolverine World Wide, Inc.	53,500	931,970

		5,532,995

Total Consumer Discretionary		628,065,789

Consumer Staples (5.0%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,677,012
Brown-Forman Corp., Class A	86,000	4,134,880
Crimson Wine Group Ltd.(x)*	390,000	2,460,900
Davide Campari-Milano NV(x)	380,000	3,214,777
Primo Water Corp.	390,000	9,847,500

		21,335,069

Consumer Staples Distribution & Retail (1.1%)
Ingles Markets, Inc., Class A‡	465,000	34,689,000
Village Super Market, Inc., Class A	157,500	5,006,925

		39,695,925

Food Products (1.5%)
Calavo Growers, Inc.	141,500	4,036,995
Farmer Bros Co.*	587,000	1,162,260
Flowers Foods, Inc.	60,000	1,384,200
Hain Celestial Group, Inc. (The)*	430,000	3,710,900
Ingredion, Inc.	15,000	2,061,450
J & J Snack Foods Corp.	44,000	7,573,280
John B Sanfilippo & Son, Inc.	50,000	4,715,500
Lifeway Foods, Inc.*	100,000	2,592,000
Limoneira Co.	189,432	5,019,948
Maple Leaf Foods, Inc.	134,000	2,194,610
Post Holdings, Inc.*	94,500	10,938,375
Premier Foods plc	1,050,000	2,574,564
Tootsie Roll Industries, Inc.	79,310	2,456,231
WK Kellogg Co.	236,000	4,037,960

		54,458,273

Household Products (1.5%)
Church & Dwight Co., Inc.	100,000	10,472,000
Energizer Holdings, Inc.	220,000	6,987,200
Oil-Dri Corp. of America‡	371,200	25,609,088
Spectrum Brands Holdings, Inc.	34,000	3,234,760
WD-40 Co.	37,500	9,670,500

		55,973,548

Personal Care Products (0.3%)
BellRing Brands, Inc.*	83,100	5,045,832
Edgewell Personal Care Co.	130,000	4,724,200
United-Guardian, Inc.	151,000	2,397,880

		12,167,912

Total Consumer Staples		183,630,727

Energy (1.4%)
Energy Equipment & Services (0.7%)
Innovex International, Inc.*	785,000	11,523,800
KLX Energy Services Holdings, Inc.(x)*	23,000	125,810
Oceaneering International, Inc.*	185,000	4,600,950
RPC, Inc.	1,400,000	8,904,000

		25,154,560

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	70,000	1,712,200
CNX Resources Corp.*	190,000	6,188,300
Navigator Holdings Ltd.	415,000	6,669,050
ONEOK, Inc.	135,000	12,302,550

		26,872,100

Total Energy		52,026,660

Financials (3.6%)
Banks (1.9%)
Ameris Bancorp	35,000	2,183,650
Atlantic Union Bankshares Corp.	11,500	433,205
Cadence Bank	43,000	1,369,550
Capital City Bank Group, Inc.	4,000	141,160
Capitol Federal Financial, Inc.	39,500	230,680
Colony Bankcorp, Inc.	12,800	198,656
Eagle Bancorp, Inc.	215,500	4,865,990
Farmers & Merchants Bank of Long Beach	88	470,800
FB Financial Corp.	12,000	563,160
First Bancorp (Nasdaq Stock Exchange)	10,000	415,900
First Bancorp (New York Stock Exchange)	84,000	1,778,280
First Busey Corp.	28,500	741,570
First Horizon Corp.	95,000	1,475,350
Flushing Financial Corp.	792,500	11,554,650
FNB Corp.	46,000	649,060
Hanover Bancorp, Inc.	5,000	89,450
HomeTrust Bancshares, Inc.	4,000	136,320
Hope Bancorp, Inc.	570,000	7,159,200
Huntington Bancshares, Inc.	250,000	3,675,000
OceanFirst Financial Corp.	120,000	2,230,800
Peapack-Gladstone Financial Corp.	38,000	1,041,580
Primis Financial Corp.	11,000	133,980
Renasant Corp.	22,000	715,000
Sandy Spring Bancorp, Inc.	154,600	4,849,802
Seacoast Banking Corp. of Florida	37,000	986,050
ServisFirst Bancshares, Inc.	26,000	2,091,700
Southern First Bancshares, Inc.*	19,500	664,560
SouthState Corp.	19,000	1,846,420
Synovus Financial Corp.	85,000	3,779,950
Thomasville Bancshares, Inc.	16,100	1,073,870
Towne Bank	11,000	363,660
Trustmark Corp.	12,000	381,840
United Community Banks, Inc.	23,000	668,840
USCB Financial Holdings, Inc.	4,000	61,000
Webster Financial Corp.	207,000	9,648,270

		68,668,953

Capital Markets (1.6%)
BKF Capital Group, Inc.(r)*	12,800	179,360
Charles Schwab Corp. (The)	26,000	1,685,060
Cohen & Steers, Inc.	236,400	22,682,580
Federated Hermes, Inc., Class B	79,000	2,904,830
GAM Holding AG(x)*	900,000	206,723
Janus Henderson Group plc	250,000	9,517,500
KKR & Co., Inc.	150,000	19,587,000
PJT Partners, Inc., Class A	14,500	1,933,430

		58,696,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.1%)
Medallion Financial Corp.	162,000	$1,318,680
PROG Holdings, Inc.	75,000	3,636,750

		4,955,430

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.*	6,500	182,000

Total Financials		132,502,866

Health Care (2.6%)
Biotechnology (0.0%)†
GRAIL, Inc.(x)*	22,000	302,720

Health Care Equipment & Supplies (2.0%)
Align Technology, Inc.*	300	76,296
CONMED Corp.	57,000	4,099,440
Cooper Cos., Inc. (The)*	44,000	4,854,960
Cutera, Inc.(x)*	319,000	251,627
Dexcom, Inc.*	52,000	3,486,080
Electromed, Inc.*	135,000	2,898,450
Globus Medical, Inc., Class A*	112,500	8,048,250
ICU Medical, Inc.*	21,000	3,826,620
Masimo Corp.*	84,500	11,266,385
Neogen Corp.*	40,000	672,400
Neuronetics, Inc.(x)*	75,000	56,985
Orthofix Medical, Inc.*	140,000	2,186,800
QuidelOrtho Corp.*	161,000	7,341,600
STERIS plc	85,000	20,615,900
Surmodics, Inc.*	49,500	1,919,610
Zimvie, Inc.*	265,000	4,205,550

		75,806,953

Health Care Providers & Services (0.3%)
Chemed Corp.	1,200	721,164
Henry Schein, Inc.*	20,000	1,458,000
NeoGenomics, Inc.*	4,000	59,000
OPKO Health, Inc.(x)*	175,000	260,750
Patterson Cos., Inc.	330,000	7,207,200

		9,706,114

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	85,000	2,403,800

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	6,691,600
Lifecore Biomedical, Inc.(x)*	80,000	394,400

		7,086,000

Total Health Care		95,305,587

Industrials (43.2%)
Aerospace & Defense (4.3%)
AAR Corp.*	119,200	7,790,912
Astronics Corp.*	11,000	214,280
Astronics Corp., Class B(x)*	46,000	903,900
Curtiss-Wright Corp.	104,400	34,315,236
Ducommun, Inc.*	145,127	9,553,710
HEICO Corp.	120,700	31,560,636
HEICO Corp., Class A	3,200	652,032
Innovative Solutions and Support, Inc.*	123,000	801,960
Moog, Inc., Class A	66,900	13,515,138
Moog, Inc., Class B	34,121	6,893,125
National Presto Industries, Inc.	30,000	2,254,200
Park Aerospace Corp.	666,000	8,677,980
Textron, Inc.	283,000	25,068,140
Triumph Group, Inc.*	148,000	1,907,720
Woodward, Inc.	77,000	13,206,270

		157,315,239

Building Products (1.7%)
A.O. Smith Corp.	70,500	6,333,015
AZZ, Inc.	174,200	14,390,662
Burnham Holdings, Inc., Class A	41,100	554,850
Fortune Brands Innovations, Inc.	8,800	787,864
Gibraltar Industries, Inc.*	57,000	3,986,010
Griffon Corp.	396,500	27,755,000
Johnson Controls International plc	103,000	7,993,830

		61,801,231

Commercial Services & Supplies (4.5%)
ACCO Brands Corp.	150,500	823,235
Casella Waste Systems, Inc., Class A*	98,000	9,750,020
Loomis AB, Class B	192,000	6,310,609
Matthews International Corp., Class A	660,000	15,312,000
OPENLANE, Inc.*	435,000	7,342,800
Pitney Bowes, Inc.	268,000	1,910,840
RB Global, Inc.	68,000	5,473,320
Republic Services, Inc.	306,000	61,457,040
Rollins, Inc.	1,160,000	58,672,800

		167,052,664

Construction & Engineering (0.4%)
Arcosa, Inc.	95,500	9,049,580
Centuri Holdings, Inc.(x)*	140,000	2,261,000
Granite Construction, Inc.	15,000	1,189,200
Valmont Industries, Inc.	10,000	2,899,500

		15,399,280

Electrical Equipment (2.2%)
Allient, Inc.	140,000	2,658,600
AMETEK, Inc.	326,000	55,977,460
Rockwell Automation, Inc.	86,000	23,087,560

		81,723,620

Machinery (21.8%)
Albany International Corp., Class A	37,500	3,331,875
Astec Industries, Inc.	650,000	20,761,000
Blue Bird Corp.*	45,500	2,182,180
Chart Industries, Inc.*	114,500	14,214,030
CNH Industrial NV	2,680,000	29,748,000
Commercial Vehicle Group, Inc.*	153,500	498,875
Crane Co.	542,000	85,787,760
Donaldson Co., Inc.	207,000	15,255,900
Eastern Co. (The)(x)	275,000	8,923,750
Enerpac Tool Group Corp., Class A	136,000	5,697,040
Enpro, Inc.	282,000	45,734,760
Federal Signal Corp.	359,500	33,598,870
Flowserve Corp.	104,000	5,375,760
Franklin Electric Co., Inc.	242,200	25,387,404
Gencor Industries, Inc.*	157,500	3,285,450
Gorman-Rupp Co. (The)	461,000	17,955,950
Graco, Inc.	399,000	34,916,490
Graham Corp.*	80,000	2,367,200
Greenbrier Cos., Inc. (The)	138,000	7,022,820
Hyster-Yale, Inc.	293,000	18,684,610
IDEX Corp.	83,500	17,910,750
Interpump Group SpA	200,000	9,323,745
Iveco Group NV	735,000	7,378,214
Kennametal, Inc.	214,000	5,549,020
L B Foster Co., Class A*	540,000	11,032,200
Lincoln Electric Holdings, Inc.	89,500	17,185,790
Lindsay Corp.	57,000	7,104,480
Manitowoc Co., Inc. (The)*	270,000	2,597,400
Middleby Corp. (The)*	4,800	667,824
Mueller Industries, Inc.	1,973,500	146,236,350
Mueller Water Products, Inc., Class A	1,355,000	29,403,500
Nordson Corp.	38,200	10,032,466
Park-Ohio Holdings Corp.	568,000	17,437,600
Shyft Group, Inc. (The)	238,000	2,986,900
Standex International Corp.	78,900	14,421,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Stratasys Ltd.(x)*	24,743	$205,614
Tennant Co.	398,200	38,243,128
Titan International, Inc.*	65,000	528,450
Toro Co. (The)	47,000	4,076,310
Trinity Industries, Inc.	642,700	22,391,668
Twin Disc, Inc.	625,000	7,806,250
Watts Water Technologies, Inc., Class A	252,000	52,211,880

		805,460,605

Trading Companies & Distributors (8.3%)
Distribution Solutions Group, Inc.*	215,500	8,298,905
GATX Corp.	785,000	103,973,250
H&E Equipment Services, Inc.	35,500	1,728,140
Herc Holdings, Inc.	723,000	115,267,890
McGrath RentCorp	27,000	2,842,560
Rush Enterprises, Inc., Class B(x)‡	1,063,000	50,970,850
Titan Machinery, Inc.*	254,500	3,545,185
United Rentals, Inc.	26,500	21,457,845

		308,084,625

Total Industrials		1,596,837,264

Information Technology (4.4%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc.(x)*	66,500	951,615

Electronic Equipment, Instruments & Components (3.1%)
Badger Meter, Inc.	86,800	18,957,988
Bel Fuse, Inc., Class A(x)‡	101,000	10,042,430
Crane NXT Co.	45,000	2,524,500
CTS Corp.	967,000	46,783,460
Daktronics, Inc.*	198,000	2,556,180
Itron, Inc.*	56,500	6,034,765
Landis+Gyr Group AG	27,000	2,507,474
Littelfuse, Inc.	39,000	10,344,750
Napco Security Technologies, Inc.	180,000	7,282,800
Rogers Corp.*	58,500	6,611,085
Trans-Lux Corp.*	120,060	78,399

		113,723,831

IT Services (0.0%)†
Alithya Group, Inc., Class A*	775,000	999,750

Software (1.2%)
Fortinet, Inc.*	103,000	7,987,650
Roper Technologies, Inc.	26,200	14,578,728
Tyler Technologies, Inc.*	36,200	21,130,664

		43,697,042

Technology Hardware, Storage & Peripherals (0.1%)
Intevac, Inc.*	410,000	1,394,000
TransAct Technologies, Inc.*	140,000	680,400
Xerox Holdings Corp.(x)	120,000	1,245,600

		3,320,000

Total Information Technology		162,692,238

Materials (5.7%)
Chemicals (2.7%)
Arcadium Lithium plc*	134,999	384,747
Ashland, Inc.	57,500	5,000,775
Core Molding Technologies, Inc.*	309,000	5,317,890
Element Solutions, Inc.	67,000	1,819,720
FMC Corp.	18,400	1,213,296
Hawkins, Inc.	46,500	5,927,355
HB Fuller Co.	329,500	26,155,710
Huntsman Corp.	100,000	2,420,000
Mativ Holdings, Inc.	77,200	1,311,628
Minerals Technologies, Inc.	214,000	16,527,220
NewMarket Corp.	14,500	8,002,405
Olin Corp.	115,000	5,517,700
Quaker Chemical Corp.	4,700	791,903
Scotts Miracle-Gro Co. (The)	75,000	6,502,500
Sensient Technologies Corp.	157,000	12,594,540
Takasago International Corp.	28,500	1,092,608

		100,579,997

Containers & Packaging (1.2%)
Ardagh Metal Packaging SA	150,000	565,500
Greif, Inc., Class A	208,500	13,064,610
Myers Industries, Inc.	1,700,000	23,494,000
Sonoco Products Co.	155,000	8,467,650

		45,591,760

Metals & Mining (1.8%)
Ampco-Pittsburgh Corp.(x)*‡	970,000	1,940,000
ATI, Inc.*	403,000	26,964,730
Barrick Gold Corp.	24,000	477,360
Kinross Gold Corp.	45,000	421,200
Materion Corp.	180,500	20,190,730
Metallus, Inc.*	210,000	3,114,300
Tredegar Corp.*	1,585,000	11,554,650

		64,662,970

Total Materials		210,834,727

Real Estate (2.8%)
Hotel & Resort REITs (1.5%)
Ryman Hospitality Properties, Inc. (REIT)	516,000	55,335,840

Real Estate Management & Development (1.3%)
Capital Properties, Inc., Class A	80,000	790,400
Gyrodyne LLC*	14,411	111,685
Seritage Growth Properties, Class A(x)*	162,000	753,300
St Joe Co. (The)	618,500	36,064,735
Tejon Ranch Co.*	530,000	9,301,500

		47,021,620

Total Real Estate		102,357,460

Utilities (4.3%)
Electric Utilities (1.4%)
Evergy, Inc.	148,000	9,177,480
Hawaiian Electric Industries, Inc.*	40,000	387,200
Otter Tail Corp.	218,000	17,038,880
TXNM Energy, Inc.	560,000	24,511,200

		51,114,760

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	5,600	695,352
National Fuel Gas Co.	180,000	10,909,800
Northwest Natural Holding Co.	330,000	13,470,600
ONE Gas, Inc.	34,000	2,530,280
RGC Resources, Inc.	370,200	8,355,414
Southwest Gas Holdings, Inc.	410,000	30,241,600

		66,203,046

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	4,814,400
NextEra Energy Partners LP	25,000	690,500
Ormat Technologies, Inc.	83,600	6,432,184

		11,937,084

Multi-Utilities (0.7%)
Black Hills Corp.	172,500	10,543,200
Northwestern Energy Group, Inc.	264,000	15,106,080

		25,649,280

Water Utilities (0.1%)
Cadiz, Inc.(x)*	9,000	27,270
SJW Group	47,500	2,760,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co. (The)	43,500	$1,629,510

		4,417,005

Total Utilities		159,321,175

Total Common Stocks (97.7%) (Cost $1,296,806,572)		3,606,699,825

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)(x)*	115,000	90,988

Total Industrials		90,988

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	200,000

Total Materials		200,000

Total Rights (0.0%)† (Cost $106,500)		290,988

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	50,540

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	1,400,000	1,400,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	3,705,711	3,705,711
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		11,105,711

Total Short-Term Investments (0.3%) (Cost $11,105,711)		11,105,711

Total Investments in Securities (98.0%) (Cost $1,308,018,783)		3,618,147,064
Other Assets Less Liabilities (2.0%)		72,707,304

Net Assets (100%)		$3,690,854,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $17,382,106. This was collateralized by $6,870,518 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/15/24 - 2/15/54 and by cash of $11,105,711 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A(x)	24,500	437,016	33,881	(39,957)	(43,717)	(123,603)	263,620	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	234,000	5,850,630	23,010	—	—	4,108,800	9,982,440	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,334	9,130,195	38,600	(195,654)	(7,222)	468,049	9,433,968	—	—
Canterbury Park Holding Corp.(x)	319,000	6,591,900	12,012	(94,329)	23,983	(376,866)	6,156,700	67,025	—
Nathan’s Famous, Inc.**	208,000	15,781,423	385,799	—	—	659,978	16,827,200	309,000	—
Household Durables
Nobility Homes, Inc.	199,000	6,154,000	552,226	—	—	258,774	6,965,000	272,555	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	465,000	39,902,940	303,160	(73,280)	(1,040)	(5,442,780)	34,689,000	229,845	—
Household Products
Oil-Dri Corp. of America	371,200	25,423,320	—	(545,116)	412,905	317,979	25,609,088	333,152	—
Industrials
Machinery
LS Starrett Co. (The), Class A	—	5,497,587	—	(7,355,862)	3,322,240	(1,463,965)	—	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B(x)	1,063,000	57,642,239	—	(1,169,770)	994,750	(6,496,369)	50,970,850	557,010	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A(x)	101,000	9,297,400	—	(3,636,345)	2,607,021	1,774,354	10,042,430	23,730	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.(x)*	970,000	2,716,350	13,275	(42,778)	(32,447)	(714,400)	1,940,000	—	—

Total		184,425,000	1,361,963	(13,153,091)	7,276,473	(7,030,049)	172,880,296	1,792,317	—

**	Not affiliated at September 30, 2024.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$283,125,332	$—	$—	$283,125,332
Consumer Discretionary	590,699,565	37,366,224	—	628,065,789
Consumer Staples	177,841,386	5,789,341	—	183,630,727
Energy	52,026,660	—	—	52,026,660
Financials	130,300,663	2,022,843	179,360	132,502,866
Health Care	95,305,587	—	—	95,305,587
Industrials	1,565,472,821	31,364,443	—	1,596,837,264
Information Technology	159,106,615	3,585,623	—	162,692,238
Materials	209,742,119	1,092,608	—	210,834,727
Real Estate	101,455,375	902,085	—	102,357,460
Utilities	159,321,175	—	—	159,321,175
Rights
Industrials	—	—	90,988	90,988
Materials	—	200,000	—	200,000
Short-Term Investments
Investment Companies	11,105,711	—	—	11,105,711
Warrants
Materials	—	50,540	—	50,540

Total Assets	$3,535,503,009	$82,373,707	$270,348	$3,618,147,064

Total Liabilities	$—	$—	$—	$—

Total	$3,535,503,009	$82,373,707	$270,348	$3,618,147,064

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,471,652,783
Aggregate gross unrealized depreciation	(165,747,753)

Net unrealized appreciation	$2,305,905,030

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,312,242,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (84.1%)
Communication Services (9.3%)
Diversified Telecommunication Services (2.8%)
Altice France SA
8.125%, 2/1/27§	$444,000	$360,750
CCO Holdings LLC
5.500%, 5/1/26§	150,000	149,250
5.000%, 2/1/28§	225,000	218,363
6.375%, 9/1/29§	494,000	492,469
4.750%, 3/1/30§	458,000	419,642
4.750%, 2/1/32§	619,000	542,801
4.500%, 5/1/32	679,000	584,728
4.500%, 6/1/33§	748,000	633,264
4.250%, 1/15/34(x)§	775,000	633,198
Level 3 Financing, Inc.
4.500%, 4/1/30§	440,000	343,200
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	350,375
Virgin Media Secured Finance plc
5.500%, 5/15/29§	1,175,000	1,123,041
Windstream Escrow LLC
7.750%, 8/15/28§	354,000	353,009
7.750%, 8/15/28	399	5
Zayo Group Holdings, Inc.
4.000%, 3/1/27(x)§	705,000	629,121
6.125%, 3/1/28§	114,000	94,620

		6,927,836

Entertainment (1.7%)
Cinemark USA, Inc.
5.250%, 7/15/28§	1,650,000	1,617,000
7.000%, 8/1/32(x)§	175,000	182,602
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	276,000	275,476
6.500%, 5/15/27§	282,000	286,935
4.750%, 10/15/27§	800,000	788,240
Playtika Holding Corp.
4.250%, 3/15/29§	1,200,000	1,096,500

		4,246,753

Interactive Media & Services (0.1%)
ZipRecruiter, Inc.
5.000%, 1/15/30§	375,000	338,438

Media (4.7%)
CSC Holdings LLC
5.500%, 4/15/27(x)§	400,000	350,000
7.500%, 4/1/28§	450,000	299,250
11.750%, 1/31/29§	524,000	504,350
4.625%, 12/1/30§	175,000	88,375
DISH Network Corp.
11.750%, 11/15/27§	625,000	654,688
Gray Television, Inc.
10.500%, 7/15/29§	149,000	155,444
4.750%, 10/15/30§	347,000	220,345
5.375%, 11/15/31§	257,000	161,910
McGraw-Hill Education, Inc.
8.000%, 8/1/29(x)§	604,000	604,827
Neptune Bidco US, Inc.
9.290%, 4/15/29§	631,000	616,657
Nexstar Media, Inc.
5.625%, 7/15/27§	628,000	622,222
Outfront Media Capital LLC
5.000%, 8/15/27(x)§	1,230,000	1,216,163
4.250%, 1/15/29§	850,000	807,500
4.625%, 3/15/30§	250,000	236,875
Sinclair Television Group, Inc.
5.500%, 3/1/30§	304,000	218,120
Sirius XM Radio, Inc.
3.125%, 9/1/26(x)§	444,000	428,882
4.000%, 7/15/28§	475,000	447,687
4.125%, 7/1/30§	75,000	68,040
3.875%, 9/1/31(x)§	676,000	588,965
Stagwell Global LLC
5.625%, 8/15/29(x)§	571,000	552,945
TEGNA, Inc.
4.750%, 3/15/26§	500,000	493,750
5.000%, 9/15/29	373,000	354,440
Univision Communications, Inc.
7.375%, 6/30/30§	418,000	405,460
8.500%, 7/31/31§	324,000	324,535
VZ Secured Financing BV
5.000%, 1/15/32§	526,000	483,042
Ziggo Bond Co. BV
6.000%, 1/15/27§	737,000	733,978

		11,638,450

Total Communication Services		23,151,477

Consumer Discretionary (14.1%)
Automobile Components (0.8%)
Clarios Global LP
6.750%, 5/15/28§	894,000	921,365
Icahn Enterprises LP
9.750%, 1/15/29§	125,000	129,687
4.375%, 2/1/29(x)	550,000	479,188
9.000%, 6/15/30§	425,000	426,063

		1,956,303

Broadline Retail (0.5%)
Getty Images, Inc.
9.750%, 3/1/27§	1,086,000	1,084,642

Distributors (1.2%)
Resideo Funding, Inc.
6.500%, 7/15/32§	274,000	280,732
Ritchie Bros Holdings, Inc.
6.750%, 3/15/28§	533,000	549,789
7.750%, 3/15/31§	689,000	731,856
Velocity Vehicle Group LLC
8.000%, 6/1/29§	514,000	533,270
Verde Purchaser LLC
10.500%, 11/30/30(x)§	367,000	397,061
Windsor Holdings III LLC
8.500%, 6/15/30§	478,000	509,644

		3,002,352

Diversified Consumer Services (1.2%)
Champions Financing, Inc.
8.750%, 2/15/29§	625,000	634,375
Service Corp. International
5.750%, 10/15/32	289,000	290,927
Sotheby’s
7.375%, 10/15/27(x)§	1,350,000	1,306,125
Wand NewCo 3, Inc.
7.625%, 1/30/32§	772,000	813,418

		3,044,845

Hotels, Restaurants & Leisure (7.6%)
1011778 BC ULC
3.875%, 1/15/28§	420,000	403,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 9/15/29§	$437,000	$443,970
4.000%, 10/15/30§	1,100,000	1,010,625
Boyd Gaming Corp.
4.750%, 6/15/31§	675,000	642,938
Caesars Entertainment, Inc.
4.625%, 10/15/29(x)§	550,000	523,187
7.000%, 2/15/30§	2,255,000	2,356,633
Carnival Corp.
5.750%, 3/1/27§	925,000	934,250
6.000%, 5/1/29(x)§	559,000	565,987
7.000%, 8/15/29§	268,000	284,750
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	246,000	264,895
CEC Entertainment LLC
6.750%, 5/1/26§	266,000	263,292
Churchill Downs, Inc.
5.500%, 4/1/27§	251,000	249,193
5.750%, 4/1/30(x)§	526,000	523,901
Dave & Buster’s, Inc.
7.625%, 11/1/25§	547,000	545,086
Everi Holdings, Inc.
5.000%, 7/15/29§	1,025,000	1,018,594
Flutter Treasury DAC
6.375%, 4/29/29§	249,000	257,093
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	471,175
3.625%, 2/15/32§	346,000	312,697
5.875%, 3/15/33§	263,000	268,034
Life Time, Inc.
5.750%, 1/15/26§	602,000	602,000
MajorDrive Holdings IV LLC
6.375%, 6/1/29(x)§	350,000	339,938
NCL Corp. Ltd.
8.375%, 2/1/28§	311,000	325,704
Ontario Gaming GTA LP
8.000%, 8/1/30§	525,000	544,688
Raising Cane’s Restaurants LLC
9.375%, 5/1/29§	325,000	352,121
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	371,000	373,975
6.000%, 2/1/33§	339,000	346,343
Scientific Games Holdings LP
6.625%, 3/1/30§	350,000	346,815
Six Flags Entertainment Corp.
6.625%, 5/1/32§	496,000	512,275
Speedway Motorsports LLC
4.875%, 11/1/27(x)§	400,000	391,856
Station Casinos LLC
4.500%, 2/15/28§	450,000	433,125
4.625%, 12/1/31(x)§	1,569,000	1,453,286
Vail Resorts, Inc.
6.500%, 5/15/32§	247,000	258,164
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	419,000	402,240
Wynn Resorts Finance LLC
5.125%, 10/1/29§	475,000	469,063
7.125%, 2/15/31§	50,000	53,917
Yum! Brands, Inc.
5.375%, 4/1/32	314,000	312,666

		18,858,201

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	434,000	434,000
9.500%, 10/15/29§	181,000	181,453
Newell Brands, Inc.
6.625%, 9/15/29	226,000	228,542
6.875%, 4/1/36(e)	225,000	214,380

		1,058,375

Specialty Retail (1.8%)
Asbury Automotive Group, Inc.
5.000%, 2/15/32(x)§	125,000	119,055
Cougar JV Subsidiary LLC
8.000%, 5/15/32(x)§	169,000	178,236
eG Global Finance plc
12.000%, 11/30/28§	414,000	460,736
LBM Acquisition LLC
6.250%, 1/15/29§	458,000	431,656
LCM Investments Holdings II LLC
4.875%, 5/1/29§	302,000	289,920
8.250%, 8/1/31§	425,000	451,176
Lithia Motors, Inc.
4.375%, 1/15/31§	250,000	232,950
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	468,000	464,743
Upbound Group, Inc.
6.375%, 2/15/29§	825,000	796,125
Victra Holdings LLC
8.750%, 9/15/29§	700,000	734,069
White Cap Buyer LLC
6.875%, 10/15/28§	391,000	392,955

		4,551,621

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.
4.125%, 8/15/31(x)§	382,000	346,016
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	753,000	809,972
S&S Holdings LLC
8.375%, 10/1/31§	399,000	401,992

		1,557,980

Total Consumer Discretionary		35,114,319

Consumer Staples (4.1%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	355,000	339,913

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	150,000	139,312
Performance Food Group, Inc.
5.500%, 10/15/27§	275,000	274,313
4.250%, 8/1/29(x)§	500,000	474,040
6.125%, 9/15/32§	627,000	641,377
United Natural Foods, Inc.
6.750%, 10/15/28§	477,000	454,342
US Foods, Inc.
4.750%, 2/15/29§	830,000	807,175
4.625%, 6/1/30§	883,000	850,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
7.250%, 1/15/32§	$506,000	$535,966

		4,177,516

Food Products (1.8%)
Chobani LLC
7.625%, 7/1/29§	50,000	52,525
Darling Ingredients, Inc.
6.000%, 6/15/30§	720,000	724,500
Fiesta Purchaser, Inc.
7.875%, 3/1/31(x)§	244,000	258,259
9.625%, 9/15/32§	112,000	115,864
Lamb Weston Holdings, Inc.
4.375%, 1/31/32(x)§	50,000	46,250
Post Holdings, Inc.
5.625%, 1/15/28(x)§	220,000	221,133
5.500%, 12/15/29§	118,000	117,195
4.625%, 4/15/30§	325,000	311,041
4.500%, 9/15/31(x)§	1,297,000	1,209,453
6.375%, 3/1/33§	226,000	228,780
6.250%, 10/15/34§	824,000	826,793
Sigma Holdco BV
7.875%, 5/15/26§	200,000	198,290
Simmons Foods, Inc.
4.625%, 3/1/29§	186,000	175,770

		4,485,853

Household Products (0.2%)
Energizer Holdings, Inc.
4.750%, 6/15/28(x)§	396,000	383,130
Kronos Acquisition Holdings, Inc.
10.750%, 6/30/32§	191,000	181,450

		564,580

Personal Care Products (0.3%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	242,000	240,725
Prestige Brands, Inc.
3.750%, 4/1/31§	544,000	498,744

		739,469

Total Consumer Staples		10,307,331

Energy (8.2%)
Energy Equipment & Services (0.7%)
Transocean, Inc.
8.750%, 2/15/30§	269,450	280,902
7.500%, 4/15/31	575,000	530,437
8.500%, 5/15/31(x)§	400,000	396,000
6.800%, 3/15/38(x)	525,000	427,875

		1,635,214

Oil, Gas & Consumable Fuels (7.5%)
Aethon United BR LP
8.250%, 2/15/26§	218,000	220,507
Antero Midstream Partners LP
5.750%, 1/15/28§	450,000	450,562
Antero Resources Corp.
7.625%, 2/1/29§	200,000	205,394
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	430,000	429,463
Blue Racer Midstream LLC
6.625%, 7/15/26§	304,000	303,620
7.250%, 7/15/32§	407,000	425,824
Buckeye Partners LP
4.500%, 3/1/28§	250,000	241,382
5.850%, 11/15/43	175,000	157,500
5.600%, 10/15/44	150,000	128,874
Chesapeake Energy Corp.
6.750%, 4/15/29§	150,000	152,437
Civitas Resources, Inc.
8.625%, 11/1/30§	300,000	316,875
CNX Midstream Partners LP
4.750%, 4/15/30§	700,000	651,000
CNX Resources Corp.
7.375%, 1/15/31(x)§	325,000	339,927
7.250%, 3/1/32§	125,000	130,553
Comstock Resources, Inc.
5.875%, 1/15/30§	375,000	350,321
Crescent Energy Finance LLC
7.625%, 4/1/32§	354,000	353,115
Delek Logistics Partners LP
8.625%, 3/15/29§	645,000	677,250
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	307,285
EQM Midstream Partners LP
4.750%, 1/15/31(x)§	325,000	314,438
Genesis Energy LP
8.000%, 1/15/27	164,000	167,690
7.750%, 2/1/28	799,000	806,990
8.250%, 1/15/29	225,000	232,524
8.875%, 4/15/30(x)	250,000	262,972
7.875%, 5/15/32	175,000	178,063
Gulfport Energy Corp.
6.750%, 9/1/29§	375,000	378,750
Harvest Midstream I LP
7.500%, 5/15/32§	300,000	315,357
Hilcorp Energy I LP
6.000%, 4/15/30(x)§	125,000	121,531
6.000%, 2/1/31§	275,000	268,813
6.250%, 4/15/32§	325,000	316,063
8.375%, 11/1/33§	175,000	188,655
Kinetik Holdings LP
5.875%, 6/15/30§	780,000	784,898
Matador Resources Co.
6.250%, 4/15/33§	575,000	565,139
MEG Energy Corp.
5.875%, 2/1/29§	325,000	317,590
NGL Energy Operating LLC
8.375%, 2/15/32§	553,000	569,396
NuStar Logistics LP
5.750%, 10/1/25(x)	218,000	217,728
6.000%, 6/1/26	250,000	251,560
6.375%, 10/1/30	280,000	290,237
Permian Resources Operating LLC
5.875%, 7/1/29§	252,000	252,000
6.250%, 2/1/33§	236,000	239,370
Prairie Acquiror LP
9.000%, 8/1/29(x)§	450,000	463,059
SM Energy Co.
7.000%, 8/1/32§	475,000	475,019
Summit Midstream Holdings LLC
8.625%, 10/31/29§	664,000	692,718
Sunoco LP
4.500%, 4/30/30	306,000	293,136
7.250%, 5/1/32§	326,000	345,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Tallgrass Energy Partners LP
7.375%, 2/15/29§		$300,000	$303,375
6.000%, 9/1/31§		150,000	141,708
Venture Global LNG, Inc.
7.000%, 1/15/30§		275,000	280,844
8.375%, 6/1/31§		1,050,000	1,110,060
9.875%, 2/1/32§		450,000	498,375
Viper Energy, Inc.
7.375%, 11/1/31§		375,000	396,248
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29§		875,000	860,212

			18,741,514

Total Energy			20,376,728

Financials (11.3%)
Capital Markets (0.9%)
Aretec Group, Inc.
7.500%, 4/1/29§		180,000	170,100
10.000%, 8/15/30(x)§		179,000	189,985
Drawbridge Special Opportunities Fund LP
3.875%, 2/15/26§		750,000	726,982
HAT Holdings I LLC
8.000%, 6/15/27§		200,000	211,657
3.750%, 9/15/30§		625,000	562,500
StoneX Group, Inc.
7.875%, 3/1/31§		400,000	426,200

			2,287,424

Consumer Finance (2.9%)
Ally Financial, Inc.
6.700%, 2/14/33		425,000	434,752
Bread Financial Holdings, Inc.
9.750%, 3/15/29§		1,568,000	1,658,536
Credit Acceptance Corp.
9.250%, 12/15/28§		800,000	853,792
Enova International, Inc.
9.125%, 8/1/29§		281,000	288,376
Ford Motor Credit Co. LLC
4.000%, 11/13/30		475,000	440,325
GGAM Finance Ltd.
8.000%, 2/15/27§		224,000	233,170
8.000%, 6/15/28(x)§		414,000	442,318
OneMain Finance Corp.
6.625%, 1/15/28		125,000	127,006
7.875%, 3/15/30		125,000	130,271
4.000%, 9/15/30		1,375,000	1,219,883
7.500%, 5/15/31		300,000	307,965
7.125%, 11/15/31		200,000	201,875
PROG Holdings, Inc.
6.000%, 11/15/29§		925,000	912,957

			7,251,226

Financial Services (3.8%)
Armor Holdco, Inc.
8.500%, 11/15/29§		305,000	291,540
Burford Capital Global Finance LLC
9.250%, 7/1/31§		1,300,000	1,394,656
Freedom Mortgage Corp.
12.000%, 10/1/28§		296,000	322,640
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§		374,000	387,539
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28(x)§		375,000	370,477
6.500%, 8/1/29§		525,000	532,156
7.125%, 2/1/32§		400,000	417,000
NCR Atleos Corp.
9.500%, 4/1/29§		413,000	453,292
Oxford Finance LLC
6.375%, 2/1/27§		975,000	967,025
PHH Mortgage Corp.
7.875%, 3/15/26§		208,000	208,320
Provident Funding Associates LP
6.375%, 6/15/25§		675,000	671,018
Rocket Mortgage LLC
2.875%, 10/15/26§		226,000	217,236
3.625%, 3/1/29§		200,000	188,240
3.875%, 3/1/31§		1,125,000	1,032,187
4.000%, 10/15/33§		150,000	134,046
Shift4 Payments LLC
4.625%, 11/1/26§		594,000	587,905
6.750%, 8/15/32§		988,000	1,029,684
United Wholesale Mortgage LLC
5.500%, 4/15/29§		250,000	243,438

			9,448,399

Insurance (3.7%)
Acrisure LLC
8.250%, 2/1/29§		1,691,000	1,738,771
4.250%, 2/15/29§		275,000	259,187
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§		250,000	239,063
6.750%, 10/15/27§		553,000	550,926
6.500%, 10/1/31§		725,000	730,800
AmWINS Group, Inc.
4.875%, 6/30/29§		1,400,000	1,337,000
Ardonagh Finco Ltd.
7.750%, 2/15/31§		250,000	257,813
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§		1,075,000	1,108,594
AssuredPartners, Inc.
5.625%, 1/15/29§		475,000	456,413
Baldwin Insurance Group Holdings LLC
7.125%, 5/15/31(x)§		245,000	256,870
BroadStreet Partners, Inc.
5.875%, 4/15/29§		356,000	339,396
GTCR AP Finance, Inc.
8.000%, 5/15/27§		342,000	340,410
Howden UK Refinance plc
7.250%, 2/15/31(x)§		525,000	544,687
8.125%, 2/15/32(x)§		500,000	511,935
HUB International Ltd.
7.250%, 6/15/30§		412,000	428,351
Panther Escrow Issuer LLC
7.125%, 6/1/31§		226,000	236,340

			9,336,556

Total Financials			28,323,605

Health Care (5.6%)
Biotechnology (0.4%)
Grifols SA
3.875%, 10/15/28§	EUR	225,000	232,148
4.750%, 10/15/28(x)§		$830,000	777,029

			1,009,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.8%)
Medline Borrower LP
5.250%, 10/1/29§	$394,000	$384,334
Neogen Food Safety Corp.
8.625%, 7/20/30§	1,167,000	1,291,554
Varex Imaging Corp.
7.875%, 10/15/27§	258,000	262,193

		1,938,081

Health Care Providers & Services (3.2%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	550,000	535,463
5.000%, 4/15/29§	250,000	237,495
AdaptHealth LLC
5.125%, 3/1/30§	298,000	279,003
Centene Corp.
4.625%, 12/15/29	236,000	229,987
Concentra Escrow Issuer Corp.
6.875%, 7/15/32§	175,000	183,479
DaVita, Inc.
4.625%, 6/1/30§	525,000	499,144
3.750%, 2/15/31§	150,000	134,919
6.875%, 9/1/32(x)§	125,000	128,750
HCA, Inc.
5.450%, 4/1/31	484,000	503,175
HealthEquity, Inc.
4.500%, 10/1/29§	746,000	721,740
Heartland Dental LLC
10.500%, 4/30/28§	528,000	563,640
Icon Investments Six DAC
6.000%, 5/8/34	400,000	425,271
LifePoint Health, Inc.
9.875%, 8/15/30§	200,000	220,000
11.000%, 10/15/30§	125,000	140,965
10.000%, 6/1/32(x)§	650,000	713,375
Star Parent, Inc.
9.000%, 10/1/30§	347,000	370,856
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	493,000	514,569
Tenet Healthcare Corp.
6.250%, 2/1/27(x)	436,000	435,363
4.625%, 6/15/28	100,000	97,821
6.125%, 10/1/28(x)	700,000	704,375
US Acute Care Solutions LLC
9.750%, 5/15/29§	280,000	288,957

		7,928,347

Health Care Technology (0.5%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	199,092
5.700%, 5/15/28	500,000	519,318
6.250%, 2/1/29	648,000	686,366

		1,404,776

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.500%, 7/1/30(x)§	212,000	213,853

Pharmaceuticals (0.6%)
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	538,000	535,315
3.500%, 4/1/30§	536,000	526,304
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	400,000	386,627

		1,448,246

Total Health Care		13,942,480

Industrials (11.2%)
Aerospace & Defense (0.6%)
Rolls-Royce plc
5.750%, 10/15/27§	452,000	465,649
TransDigm, Inc.
5.500%, 11/15/27	225,000	223,493
6.750%, 8/15/28§	450,000	461,812
7.125%, 12/1/31§	425,000	448,473

		1,599,427

Building Products (1.5%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	269,000	273,708
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28(x)§	576,000	601,920
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	434,000	438,101
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	268,000	247,900
Eco Material Technologies, Inc.
7.875%, 1/31/27§	650,000	654,875
EMRLD Borrower LP
6.625%, 12/15/30§	594,000	612,616
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	239,000	232,855
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	300,000	301,677
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	313,471

		3,677,123

Commercial Services & Supplies (3.2%)
ACCO Brands Corp.
4.250%, 3/15/29§	246,000	230,490
ADT Security Corp. (The)
4.875%, 7/15/32§	491,000	468,512
Allied Universal Holdco LLC
9.750%, 7/15/27§	464,000	465,322
6.000%, 6/1/29§	151,000	134,013
7.875%, 2/15/31§	408,000	415,634
Aramark Services, Inc.
5.000%, 4/1/25§	428,000	426,395
5.000%, 2/1/28§	475,000	473,589
Clean Harbors, Inc.
6.375%, 2/1/31§	50,000	51,125
Garda World Security Corp.
9.500%, 11/1/27§	906,000	906,861
6.000%, 6/1/29(x)§	310,000	297,030
8.250%, 8/1/32(x)§	169,000	172,515
GFL Environmental, Inc.
4.000%, 8/1/28§	125,000	119,688
4.750%, 6/15/29§	575,000	559,187
4.375%, 8/15/29§	575,000	549,125
Madison IAQ LLC
5.875%, 6/30/29(x)§	518,000	502,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Matthews International Corp.
5.250%, 12/1/25§	$829,000	$829,000
8.625%, 10/1/27§	335,000	340,695
OPENLANE, Inc.
5.125%, 6/1/25§	117,000	116,123
Reworld Holding Corp.
4.875%, 12/1/29§	375,000	352,031
Williams Scotsman, Inc.
6.125%, 6/15/25§	79,000	78,664
7.375%, 10/1/31§	426,000	448,680

		7,937,325

Construction & Engineering (0.7%)
Arcosa, Inc.
6.875%, 8/15/32§	129,000	135,028
Brand Industrial Services, Inc.
10.375%, 8/1/30§	310,000	331,700
Dycom Industries, Inc.
4.500%, 4/15/29§	350,000	337,851
Pike Corp.
5.500%, 9/1/28(x)§	500,000	489,370
8.625%, 1/31/31§	262,000	280,340
Weekley Homes LLC
4.875%, 9/15/28§	242,000	235,043

		1,809,332

Electrical Equipment (0.1%)
EnerSys
6.625%, 1/15/32§	267,000	276,011

Ground Transportation (0.8%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	564,000	517,999
RXO, Inc.
7.500%, 11/15/27§	316,000	325,882
Watco Cos. LLC
7.125%, 8/1/32§	522,000	542,228
XPO, Inc.
7.125%, 6/1/31§	368,000	384,100
7.125%, 2/1/32(x)§	103,000	108,021

		1,878,230

Machinery (1.2%)
ATS Corp.
4.125%, 12/15/28(x)§	398,000	373,125
Calderys Financing LLC
11.250%, 6/1/28§	400,000	429,892
Chart Industries, Inc.
7.500%, 1/1/30§	917,000	964,822
Hillenbrand, Inc.
6.250%, 2/15/29	394,000	400,205
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29(x)§	344,000	356,040
Terex Corp.
6.250%, 10/15/32§	440,000	440,000

		2,964,084

Passenger Airlines (0.5%)
American Airlines, Inc.
5.750%, 4/20/29(x)§	325,000	323,424
Hawaiian Brand Intellectual Property Ltd.
11.000%, 4/15/29§	144,375	144,523
United Airlines, Inc.
4.375%, 4/15/26§	250,000	245,470
VistaJet Malta Finance plc
9.500%, 6/1/28§	475,000	462,042
6.375%, 2/1/30(x)§	225,000	192,375

		1,367,834

Professional Services (0.9%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	275,000	268,125
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29(x)§	375,000	372,094
Science Applications International Corp.
4.875%, 4/1/28(x)§	232,000	225,620
VT Topco, Inc.
8.500%, 8/15/30§	1,264,000	1,346,160

		2,211,999

Trading Companies & Distributors (1.7%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	395,000	407,608
EquipmentShare.com, Inc.
9.000%, 5/15/28(x)§	321,000	335,445
8.625%, 5/15/32§	600,000	628,500
8.000%, 3/15/33(x)§	325,000	331,906
Fortress Transportation and Infrastructure Investors LLC
7.000%, 5/1/31§	450,000	471,137
7.000%, 6/15/32§	275,000	288,750
United Rentals North America, Inc.
6.000%, 12/15/29§	408,000	420,750
6.125%, 3/15/34§	342,000	353,543
WESCO Distribution, Inc.
7.250%, 6/15/28§	532,000	544,720
6.625%, 3/15/32§	569,000	592,511

		4,374,870

Total Industrials		28,096,235

Information Technology (10.2%)
Communications Equipment (1.1%)
CommScope LLC
6.000%, 3/1/26§	526,000	510,220
8.250%, 3/1/27§	349,000	313,227
4.750%, 9/1/29§	522,000	415,969
CommScope Technologies LLC
6.000%, 6/15/25§	318,000	307,665
Viasat, Inc.
5.625%, 9/15/25§	825,000	814,688
5.625%, 4/15/27(x)§	400,000	377,168

		2,738,937

Electronic Equipment, Instruments & Components (0.1%)
Zebra Technologies Corp.
6.500%, 6/1/32§	261,000	272,766

IT Services (1.6%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	590,000	570,825
Amentum Escrow Corp.
7.250%, 8/1/32§	516,000	536,841
ASGN, Inc.
4.625%, 5/15/28§	575,000	556,698
Cablevision Lightpath LLC
3.875%, 9/15/27(x)§	250,000	237,188
5.625%, 9/15/28§	200,000	186,750
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	389,000	409,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
ION Trading Technologies Sarl
5.750%, 5/15/28§	$600,000	$559,500
Twilio, Inc.
3.875%, 3/15/31(x)	450,000	414,562
Unisys Corp.
6.875%, 11/1/27§	494,000	476,710

		3,948,380

Software (7.4%)
ACI Worldwide, Inc.
5.750%, 8/15/26(x)§	960,000	955,200
Alteryx, Inc.
8.750%, 3/15/28§	410,000	418,713
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	702,000	673,920
Camelot Finance SA
4.500%, 11/1/26§	458,000	451,478
Capstone Borrower, Inc.
8.000%, 6/15/30§	1,055,000	1,115,662
Central Parent LLC
8.000%, 6/15/29§	1,065,000	1,108,377
Central Parent, Inc.
7.250%, 6/15/29§	561,000	571,687
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	275,000	263,653
4.875%, 7/1/29(x)§	1,410,000	1,357,210
Cloud Software Group, Inc.
6.500%, 3/31/29§	234,000	231,733
9.000%, 9/30/29§	742,000	751,275
Dye & Durham Ltd.
8.625%, 4/15/29§	825,000	872,850
Gen Digital, Inc.
5.000%, 4/15/25§	564,000	561,885
7.125%, 9/30/30(x)§	1,222,000	1,283,467
Helios Software Holdings, Inc.
4.625%, 5/1/28§	272,000	250,240
McAfee Corp.
7.375%, 2/15/30§	602,000	586,950
NCR Voyix Corp.
5.000%, 10/1/28(x)§	349,000	341,849
5.125%, 4/15/29§	178,000	172,882
Open Text Corp.
6.900%, 12/1/27§	256,000	269,192
3.875%, 12/1/29§	75,000	69,750
Open Text Holdings, Inc.
4.125%, 12/1/31(x)§	635,000	584,886
RingCentral, Inc.
8.500%, 8/15/30(x)§	300,000	320,625
Rocket Software, Inc.
6.500%, 2/15/29§	392,000	372,890
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,137,000	1,130,758
6.500%, 6/1/32§	1,061,000	1,093,445
UKG, Inc.
6.875%, 2/1/31§	694,000	715,424
ZoomInfo Technologies LLC
3.875%, 2/1/29§	2,185,000	2,010,200

		18,536,201

Total Information Technology		25,496,284

Materials (7.8%)
Chemicals (2.6%)
Avient Corp.
7.125%, 8/1/30(x)§	339,000	354,282
6.250%, 11/1/31§	192,000	196,800
Axalta Coating Systems LLC
4.750%, 6/15/27§	350,000	346,062
HB Fuller Co.
4.250%, 10/15/28	372,000	355,725
Illuminate Buyer LLC
9.000%, 7/1/28§	1,056,000	1,064,712
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	300,000	290,625
9.625%, 3/15/29§	200,000	214,000
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	414,000	401,580
Minerals Technologies, Inc.
5.000%, 7/1/28(x)§	829,000	805,166
NOVA Chemicals Corp.
8.500%, 11/15/28§	301,000	320,764
Nufarm Australia Ltd.
5.000%, 1/27/30§	582,000	538,350
Olympus Water US Holding Corp.
4.250%, 10/1/28(x)§	246,000	234,930
6.250%, 10/1/29(x)§	200,000	193,106
7.250%, 6/15/31§	370,000	383,875
WR Grace Holdings LLC
5.625%, 8/15/29§	761,000	714,602

		6,414,579

Containers & Packaging (3.7%)
ARD Finance SA
6.500%, 6/30/27 PIK§	854,000	191,296
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29(x)§	1,834,000	1,627,675
Ardagh Packaging Finance plc
4.125%, 8/15/26(x)§	400,000	359,956
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	767,000	780,008
Graphic Packaging International LLC
6.375%, 7/15/32§	160,000	164,800
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	448,736
LABL, Inc.
6.750%, 7/15/26§	355,000	353,296
10.500%, 7/15/27§	617,000	614,686
5.875%, 11/1/28§	227,000	212,813
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27(x)§	366,000	377,650
9.250%, 4/15/27(x)§	1,150,000	1,174,805
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	333,000	333,416
7.250%, 5/15/31(x)§	258,000	264,450
Sealed Air Corp.
6.125%, 2/1/28§	182,000	184,406
7.250%, 2/15/31§	350,000	369,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§		$1,640,000	$1,628,028
8.500%, 8/15/27(e)§		200,000	200,000

			9,285,723

Metals & Mining (1.5%)
Arsenal AIC Parent LLC
8.000%, 10/1/30§		500,000	535,080
11.500%, 10/1/31§		675,000	762,750
Constellium SE
3.750%, 4/15/29§		75,000	70,031
6.375%, 8/15/32§		300,000	307,500
Kaiser Aluminum Corp.
4.500%, 6/1/31§		338,000	309,409
Novelis Corp.
4.750%, 1/30/30§		800,000	774,704
3.875%, 8/15/31§		125,000	113,819
SunCoke Energy, Inc.
4.875%, 6/30/29§		900,000	814,320

			3,687,613

Total Materials			19,387,915

Real Estate (1.8%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
4.625%, 6/15/25§		314,000	310,841

Health Care REITs (0.5%)
MPT Operating Partnership LP (REIT)
0.993%, 10/15/26	EUR	500,000	476,317
5.000%, 10/15/27(x)		$575,000	516,062
3.500%, 3/15/31(x)		300,000	217,500

			1,209,879

Hotel & Resort REITs (0.6%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		356,000	354,006
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§		232,000	232,835
Service Properties Trust (REIT)
8.625%, 11/15/31(x)§		450,000	489,398
XHR LP (REIT)
6.375%, 8/15/25§		354,000	354,000

			1,430,239

Real Estate Management & Development (0.4%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§		446,000	452,316
Greystar Real Estate Partners LLC
7.750%, 9/1/30§		324,000	342,225
Howard Hughes Corp. (The)
4.375%, 2/1/31§		330,000	302,623

			1,097,164

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§		429,000	422,055

Total Real Estate			4,470,178

Utilities (0.5%)
Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§		250,000	232,127

Independent Power and Renewable Electricity Producers (0.1%)
Lightning Power LLC
7.250%, 8/15/32§		350,000	367,500

Water Utilities (0.3%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		618,000	621,090

Total Utilities			1,220,717

Total Corporate Bonds			209,887,269

Loan Participations (4.4%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., 1st Lien Term Loan B
(CME Term SOFR 3 Month + 3.00%), 13.250%, 11/3/26(k)		305,297	22,897

Total Communication Services			22,897

Consumer Discretionary (0.6%)
Automobile Components (0.4%)
First Brands Group LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 3 Month + 5.00%), 10.514%, 3/30/27(k)		148,202	146,535
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 5.00%), 10.514%, 3/30/27(k)		608,192	601,328
First Brands Group LLC, 2nd Lien Term Loan
(CME Term SOFR 3 Month + 8.50%), 14.014%, 3/30/28(k)		300,000	283,500

			1,031,363

Broadline Retail (0.0%)†
Victra Holdings LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 5.25%), 9.854%, 3/31/29(k)		123,438	124,209

Diversified Consumer Services (0.0%)†
Ascend Learning LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.75%), 10.695%, 12/10/29(k)		100,000	96,250

Hotels, Restaurants & Leisure (0.1%)
Whatabrands LLC, 1st Lien Term Loan B
(CME Term SOFR 1 Month + 2.75%), 7.595%, 8/3/28(k)		198,492	198,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
Varsity Brands LLC, 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 3.75%), 8.821%, 8/26/31(k)	$100,000	$99,268

Total Consumer Discretionary		1,549,169

Financials (1.8%)
Capital Markets (0.7%)
Nexus Buyer LLC, 1st Lien Refinancing Term Loan
(CME Term SOFR 1 Month + 4.00%), 9.247%, 7/31/31(k)	175,000	173,375
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 6.25%), 11.195%, 11/1/29(k)	1,460,000	1,452,700

		1,626,075

Insurance (1.1%)
Asurion LLC, 2nd Lien Term Loan B3
(CME Term SOFR 1 Month + 5.25%), 10.210%, 1/31/28(k)	1,050,000	981,562
Asurion LLC, 2nd Lien Term Loan B4
(CME Term SOFR 1 Month + 5.25%), 10.210%, 1/19/29(k)	1,100,000	1,014,407
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan
(CME Term SOFR 3 Month + 3.00%), 8.252%, 7/31/31(k)	150,000	149,666
Truist Insurance Holdings, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.75%), 9.354%, 5/6/32(k)	675,000	685,125

		2,830,760

Total Financials		4,456,835

Health Care (0.1%)
Health Care Providers & Services (0.1%)
EyeCare Partners LLC, 1st Lien Term Loan B
(CME Term SOFR 3 Month + 1.00%), 6.379%, 11/30/28(k)	171,015	120,152
EyeCare Partners LLC, 1st Lien Term Loan C
(CME Term SOFR 3 Month + 6.75%), 12.129%, 11/30/28(k)	66,260	11,264
Sound Inpatient Physicians, Inc., 1st Lien Term Loan C
(CME Term SOFR 3 Month + 6.75%), 12.346%, 6/28/29(k)	247,481	119,982

Total Health Care		251,398

Industrials (0.3%)
Commercial Services & Supplies (0.2%)
Anticimex Global AB, 1st Lien Term Loan B6
(CME Term SOFR 1 Day + 3.40%), 8.730%, 11/16/28(k)	199,000	198,834
Grant Thornton Advisors LLC, 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.25%), 8.095%, 5/31/31(k)	225,000	225,282

		424,116

Machinery (0.1%)
TK Elevator Midco GmbH, 1st Lien Term Loan C
(CME Term SOFR 6 Month + 3.50%), 8.588%, 4/30/30(k)	198,504	198,862

Total Industrials		622,978

Information Technology (1.6%)
IT Services (0.0%)†
Fortress Intermediate 3, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.75%), 8.595%, 6/27/31(k)	175,000	174,563

Software (1.6%)
Applied Systems, Inc., 2nd Lien Term Loan
(CME Term SOFR 3 Month + 5.25%), 9.854%, 2/23/32(k)	975,000	1,002,828
Cast & Crew LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 1 Month + 3.75%), 8.595%, 12/29/28(k)	397,953	398,309
Central Parent LLC, 1st Lien Refinancing Term Loan
(CME Term SOFR 3 Month + 3.25%), 7.854%, 7/6/29(k)	50,000	49,393
EP Purchaser LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 3.50%), 8.365%, 11/6/28(k)	323,342	323,746
Leia Finco U.S. LLC, 1st Lien Term Loan
(CME Term SOFR 12 Month + 3.25%), 8.262%, 7/2/31(k)	500,000	491,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Leia Finco U.S. LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 12 Month + 5.25%), 10.343%, 7/2/32(k)	$875,000	$852,250
McAfee Corp., 1st Lien Term Loan B1
(CME Term SOFR 1 Month + 3.25%), 8.451%, 3/1/29(k)	198,994	197,936
Modena Buyer LLC, 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.50%), 9.104%, 7/1/31(k)	250,000	238,750
UKG, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 3.25%), 8.555%, 2/10/31(k)	374,063	374,063

		3,928,994

Total Information Technology		4,103,557

Total Loan Participations		11,006,834

Total Long-Term Debt Securities (88.5%) (Cost $213,585,427)		220,894,103

	Number of Shares	Value (Note 1)
COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A(r)*	362,458	16,278
Sound Inpatient Physicians, Inc., Class A2(r)*	16,884	12,663

Total Common Stocks (0.0%)† (Cost $—)		28,941

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF	256,750	9,666,637
iShares iBoxx $ High Yield Corporate Bond ETF(x)	44,900	3,605,470
SPDR Bloomberg High Yield Bond ETF(x)	36,634	3,582,439
SPDR Portfolio High Yield Bond ETF	222,130	5,342,227

Total Exchange Traded Funds (8.9%) (Cost $23,898,074)		22,196,773

SHORT-TERM INVESTMENTS:
Investment Companies (8.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	11,245,579	11,245,579
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	2,224,118	2,225,452
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.81% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		21,621,448

Total Short-Term Investments (8.6%) (Cost $21,621,510)		21,621,448

Total Investments in Securities (106.0%) (Cost $259,105,011)		264,741,265
Other Assets Less Liabilities (-6.0%)		(15,071,704)

Net Assets (100%)		$249,669,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $194,409,190 or 77.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $25,517,069. This was collateralized by $6,696,428 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/15/24 - 5/15/54 and by cash of $19,395,996 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

EUR — European Currency Unit

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	706,763	EUR	639,000	JPMorgan Chase Bank	11/20/2024	(6,001)

Net unrealized depreciation						(6,001)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$28,941	$28,941
Corporate Bonds
Communication Services	—	23,151,477	—	23,151,477
Consumer Discretionary	—	35,114,319	—	35,114,319
Consumer Staples	—	10,307,331	—	10,307,331
Energy	—	20,376,728	—	20,376,728
Financials	—	28,323,605	—	28,323,605
Health Care	—	13,942,480	—	13,942,480
Industrials	—	28,096,235	—	28,096,235
Information Technology	—	25,496,284	—	25,496,284
Materials	—	19,387,915	—	19,387,915
Real Estate	—	4,470,178	—	4,470,178
Utilities	—	1,220,717	—	1,220,717
Exchange Traded Funds	22,196,773	—	—	22,196,773
Loan Participations
Communication Services	—	22,897	—	22,897
Consumer Discretionary	—	1,549,169	—	1,549,169
Financials	—	4,456,835	—	4,456,835
Health Care	—	251,398	—	251,398
Industrials	—	622,978	—	622,978
Information Technology	—	4,103,557	—	4,103,557
Short-Term Investments
Investment Companies	21,621,448	—	—	21,621,448

Total Assets	$43,818,221	$220,894,103	$28,941	$264,741,265

Liabilities:
Forward Currency Contracts	$—	$(6,001)	$—	$(6,001)

Total Liabilities	$—	$(6,001)	$—	$(6,001)

Total	$43,818,221	$220,888,102	$28,941	$264,735,264

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,166,199
Aggregate gross unrealized depreciation	(7,011,972)

Net unrealized appreciation	$5,154,227

Federal income tax cost of investments in securities and derivative instruments, if applicable	$259,581,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	1,991	$74,981
ATN International, Inc.	2,057	66,523
Bandwidth, Inc., Class A*	4,809	84,206
Consolidated Communications Holdings, Inc.*	14,885	69,067
IDT Corp., Class B	3,019	115,235

		410,012

Entertainment (0.6%)
CuriosityStream, Inc.	4,491	8,578
Gaia, Inc., Class A*	2,281	11,108
Golden Matrix Group, Inc.(x)*	4,137	9,639
IMAX Corp.*	38,883	797,490
Kartoon Studios, Inc.(x)*	7,613	6,585
LiveOne, Inc.*	14,227	13,499
Marcus Corp. (The)	4,655	70,151
Mega Matrix Corp.(x)*	6,451	6,516
Playstudios, Inc.*	16,867	25,469
PodcastOne, Inc.*	1,197	1,831
Reading International, Inc., Class A*	2,454	4,000
Reservoir Media, Inc.*	3,810	30,899
Skillz, Inc., Class A(x)*	3,043	17,102

		1,002,867

Interactive Media & Services (1.0%)
DHI Group, Inc.*	8,451	15,550
EverQuote, Inc., Class A*	4,876	102,835
fuboTV, Inc.(x)*	57,791	82,063
GameSquare Holdings, Inc.*	4,421	3,227
Grindr, Inc.*	69,456	828,610
IZEA Worldwide, Inc.(x)*	3,163	8,698
MediaAlpha, Inc., Class A*	5,818	105,364
Nextdoor Holdings, Inc.*	33,710	83,601
Outbrain, Inc.*	7,683	37,340
Paltalk, Inc.*	1,257	4,060
PSQ Holdings, Inc.(x)*	716	1,761
QuinStreet, Inc.*	10,262	196,312
System1, Inc.(x)*	3,841	4,302
Travelzoo*	1,279	15,412
TrueCar, Inc.*	16,031	55,307
Zedge, Inc., Class B*	2,242	8,296

		1,552,738

Media (1.3%)
Boston Omaha Corp., Class A*	4,796	71,316
Cardlytics, Inc.(x)*	8,049	25,757
Clear Channel Outdoor Holdings, Inc.*	68,688	109,901
comScore, Inc.(x)*	844	5,731
Creative Realities, Inc.*	1,110	5,095
Criteo SA (ADR)*	30,757	1,237,662
Cumulus Media, Inc., Class A*	2,630	3,445
Direct Digital Holdings, Inc., Class A(x)*	477	1,006
Emerald Holding, Inc.	2,998	14,960
Entravision Communications Corp., Class A	12,147	25,144
EW Scripps Co. (The), Class A*	11,425	25,649
Fluent, Inc.*	961	3,517
Gambling.com Group Ltd.*	3,302	33,086
Gannett Co., Inc.*	27,529	154,713
Harte Hanks, Inc.(x)*	1,259	9,367
iHeartMedia, Inc., Class A*	19,675	36,399
Innovid Corp.(x)*	20,751	37,352
Lee Enterprises, Inc.(x)*	1,188	10,347
Marchex, Inc., Class B*	5,193	9,711
National CineMedia, Inc.*	13,802	97,304
Saga Communications, Inc., Class A	766	11,000
SPAR Group, Inc.*	2,134	5,228
Thryv Holdings, Inc.*	6,130	105,620
Townsquare Media, Inc., Class A	2,530	25,705
Urban One, Inc.*	2,132	2,367
WideOpenWest, Inc.*	9,819	51,550

		2,118,932

Wireless Telecommunication Services (0.0%)†
Spok Holdings, Inc.	3,529	53,147
SurgePays, Inc.*	2,896	5,328

		58,475

Total Communication Services		5,143,024

Consumer Discretionary (8.9%)
Automobile Components (0.2%)
Cooper-Standard Holdings, Inc.*	3,347	46,423
Holley, Inc.*	8,854	26,119
Motorcar Parts of America, Inc.*	3,718	27,476
Solid Power, Inc.(x)*	30,266	40,859
Stoneridge, Inc.*	5,178	57,942
Strattec Security Corp.*	710	30,289
Superior Industries International, Inc.*	4,530	13,771
Sypris Solutions, Inc.(x)*	2,083	3,333

		246,212

Automobiles (0.0%)†
Canoo, Inc.(x)*	12,219	12,017
Cenntro, Inc.(x)*	4,730	5,534
Envirotech Vehicles, Inc.(x)*	2,347	4,225

		21,776

Broadline Retail (0.1%)
1stdibs.com, Inc.*	5,148	22,703
ContextLogic, Inc., Class A*	4,717	25,708
Groupon, Inc.(x)*	4,581	44,802

		93,213

Distributors (0.1%)
A-Mark Precious Metals, Inc.(x)	3,371	148,863
Weyco Group, Inc.	1,196	40,712

		189,575

Diversified Consumer Services (3.1%)
Allurion Technologies, Inc.(x)*	3,867	2,370
American Public Education, Inc.*	3,136	46,256
Beachbody Co., Inc. (The)(x)*	640	3,661
Carriage Services, Inc., Class A	2,744	90,086
Lincoln Educational Services Corp.*	5,387	64,321
Nerdy, Inc.(x)*	15,300	15,041
OneSpaWorld Holdings Ltd.	97,237	1,605,383
Perdoceo Education Corp.	10,632	236,456
Stride, Inc.*	19,448	1,659,109
Universal Technical Institute, Inc.*	74,740	1,215,272
Wag! Group Co.(x)*	4,800	4,128
WW International, Inc.(x)*	16,011	14,054

		4,956,137

Hotels, Restaurants & Leisure (1.9%)
Ark Restaurants Corp.	437	5,240
Biglari Holdings, Inc., Class B*	144	24,769
BJ’s Restaurants, Inc.*	3,668	119,430
Canterbury Park Holding Corp.(x)	717	13,838
Century Casinos, Inc.*	5,826	14,915
Chuy’s Holdings, Inc.*	3,336	124,766
Denny’s Corp.*	9,945	64,145
El Pollo Loco Holdings, Inc.*	4,994	68,418
Empire Resorts, Inc.(r)*	797	—
FAT Brands, Inc., Class A(x)	1,087	5,348
Full House Resorts, Inc.*	6,401	32,133
GAN Ltd.*	8,496	15,038
Golden Entertainment, Inc.	3,941	125,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Inspired Entertainment, Inc.*	4,137	$38,350
Kura Sushi USA, Inc., Class A(x)*	1,157	93,208
Lindblad Expeditions Holdings, Inc.*	6,860	63,455
Mondee Holdings, Inc., Class A(x)*	7,792	10,831
Nathan’s Famous, Inc.	566	45,789
Noodles & Co., Class A*	7,984	9,581
ONE Group Hospitality, Inc. (The)*	4,170	15,346
Pinstripes Holdings, Inc.*	4,316	3,310
PlayAGS, Inc.*	7,467	85,049
Potbelly Corp.*	5,352	44,636
RCI Hospitality Holdings, Inc.(x)	1,627	72,483
Red Robin Gourmet Burgers, Inc.(x)*	3,194	14,086
Serve Robotics, Inc.(x)*	1,799	14,302
Sweetgreen, Inc., Class A*	55,674	1,973,643
Vacasa, Inc., Class A(x)*	1,650	4,636

		3,102,029

Household Durables (2.0%)
Bassett Furniture Industries, Inc.	1,710	24,710
Beazer Homes USA, Inc.*	5,765	196,990
Ethan Allen Interiors, Inc.	4,335	138,243
Flexsteel Industries, Inc.	897	39,728
GoPro, Inc., Class A*	24,211	32,927
Green Brick Partners, Inc.*	26,746	2,233,826
Hamilton Beach Brands Holding Co., Class A	1,622	49,357
Hooker Furnishings Corp.	2,035	36,793
Hovnanian Enterprises, Inc., Class A*	970	198,239
iRobot Corp.*	5,340	46,405
Landsea Homes Corp.*	3,518	43,447
Legacy Housing Corp.*	2,200	60,170
Lifetime Brands, Inc.	2,619	17,128
Live Ventures, Inc.(x)*	263	4,069
Lovesac Co. (The)*	2,724	78,043
Purple Innovation, Inc., Class A*	12,228	12,090
Traeger, Inc.*	6,890	25,355
United Homes Group, Inc.*	1,203	7,386
Universal Electronics, Inc.*	1,961	18,100
VOXX International Corp., Class A*	2,123	13,502

		3,276,508

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,624	24,193
AMMO, Inc.(x)*	17,757	25,393
Clarus Corp.	5,693	25,618
Escalade, Inc.	1,956	27,521
Funko, Inc., Class A*	6,082	74,322
JAKKS Pacific, Inc.*	1,565	39,939
Johnson Outdoors, Inc., Class A	879	31,820
Latham Group, Inc.*	8,035	54,638
Marine Products Corp.	1,533	14,855
MasterCraft Boat Holdings, Inc.*	3,285	59,820
Smith & Wesson Brands, Inc.	8,829	114,600
Solo Brands, Inc., Class A*	4,829	6,809

		499,528

Specialty Retail (1.1%)
1-800-Flowers.com, Inc., Class A*	4,949	39,246
Aaron’s Co., Inc. (The)	6,089	60,585
aka Brands Holding Corp.*	96	2,267
America’s Car-Mart, Inc.*	1,087	45,567
BARK, Inc.(x)*	26,256	42,797
Big 5 Sporting Goods Corp.(x)	4,555	9,520
Build-A-Bear Workshop, Inc.	2,491	85,616
Caleres, Inc.	6,648	219,716
CarParts.com, Inc.*	10,854	9,837
Cato Corp. (The), Class A	3,514	17,535
Children’s Place, Inc. (The)(x)*	1,003	15,526
Citi Trends, Inc.*	1,200	22,044
Destination XL Group, Inc.*	9,533	28,027
Duluth Holdings, Inc., Class B*	2,971	11,171
Envela Corp.*	1,291	7,075
Genesco, Inc.*	2,154	58,524
Grove Collaborative Holdings(x)*	5,636	7,609
GrowGeneration Corp.(x)*	11,105	23,654
Haverty Furniture Cos., Inc.	2,773	76,174
J Jill, Inc.	1,077	26,570
Lands’ End, Inc.*	2,720	46,974
Lazydays Holdings, Inc.(x)*	1,301	1,951
Lulu’s Fashion Lounge Holdings, Inc.(x)*	4,121	6,594
MarineMax, Inc.*	4,203	148,240
OneWater Marine, Inc., Class A(x)*	2,219	53,056
PetMed Express, Inc.(x)*	3,706	13,638
RealReal, Inc. (The)(x)*	18,962	59,541
Rent the Runway, Inc., Class A(x)*	576	5,553
RumbleON, Inc., Class B(x)*	2,963	14,193
Shoe Carnival, Inc.	3,477	152,466
Sleep Number Corp.*	4,187	76,706
Sportsman’s Warehouse Holdings, Inc.*	7,117	19,287
Stitch Fix, Inc., Class A*	17,515	49,392
Tandy Leather Factory, Inc.*	1,003	4,203
ThredUp, Inc., Class A*	16,365	13,779
Tile Shop Holdings, Inc.*	5,434	35,810
Tilly’s, Inc., Class A*	3,049	15,550
Torrid Holdings, Inc.*	2,365	9,294
Winmark Corp.	569	217,887
Zumiez, Inc.*	3,167	67,457

		1,820,631

Textiles, Apparel & Luxury Goods (0.1%)
Crown Crafts, Inc.	1,742	8,362
Culp, Inc.*	2,105	13,788
Jerash Holdings US, Inc.(x)	1,177	3,543
Lakeland Industries, Inc.	1,411	28,361
Movado Group, Inc.	2,893	53,810
Rocky Brands, Inc.	1,427	45,464
Superior Group of Cos., Inc.	2,592	40,150
Unifi, Inc.*	2,687	19,722
Vera Bradley, Inc.*	4,795	26,181

		239,381

Total Consumer Discretionary		14,444,990

Consumer Staples (5.1%)
Beverages (1.0%)
Vita Coco Co., Inc. (The)*	57,282	1,621,653

Consumer Staples Distribution & Retail (2.1%)
Chefs’ Warehouse, Inc. (The)*	41,107	1,726,905
HF Foods Group, Inc.*	7,744	27,646
Natural Grocers by Vitamin Cottage, Inc.	50,060	1,486,282
SpartanNash Co.	6,581	147,480
Village Super Market, Inc., Class A	1,743	55,410

		3,443,723

Food Products (1.7%)
Alico, Inc.	1,397	39,074
Bridgford Foods Corp.*	296	2,697
Calavo Growers, Inc.	3,254	92,837
Farmer Bros Co.*	2,491	4,932
Forafric Global plc(x)*	945	10,716
Lifeway Foods, Inc.*	898	23,276
Limoneira Co.	3,244	85,966
Mama’s Creations, Inc.*	6,551	47,822
Seneca Foods Corp., Class A*	910	56,720
SunOpta, Inc.*	17,747	113,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vital Farms, Inc.*	64,768	$2,271,414

		2,748,680

Household Products (0.0%)†
Oil-Dri Corp. of America	954	65,816

Personal Care Products (0.2%)
AXIL Brands, Inc.*	672	2,890
Beauty Health Co. (The)*	14,011	20,176
FitLife Brands, Inc.*	323	10,575
Honest Co., Inc. (The)*	16,045	57,281
Lifevantage Corp.	1,915	23,133
Medifast, Inc.(x)*	2,149	41,132
Natural Alternatives International, Inc.*	842	4,825
Natural Health Trends Corp.	1,508	8,972
Nature’s Sunshine Products, Inc.*	2,567	34,962
Safety Shot, Inc.(x)*	8,481	10,347
United-Guardian, Inc.	529	8,400
Veru, Inc.*	25,143	19,335

		242,028

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	3,634	22,549
Turning Point Brands, Inc.	3,310	142,827

		165,376

Total Consumer Staples		8,287,276

Energy (2.0%)
Energy Equipment & Services (0.6%)
Bristow Group, Inc., Class A*	4,782	165,888
Dawson Geophysical Co.	1,144	1,808
DMC Global, Inc.*	3,638	47,221
Drilling Tools International Corp.*	2,502	9,332
Energy Services of America Corp.	2,151	20,434
Forum Energy Technologies, Inc.*	2,201	34,027
Geospace Technologies Corp.(x)*	2,434	25,168
Gulf Island Fabrication, Inc.*	2,620	14,777
KLX Energy Services Holdings, Inc.(x)*	2,954	16,158
Mammoth Energy Services, Inc.*	4,679	19,137
Natural Gas Services Group, Inc.*	2,117	40,456
NCS Multistage Holdings, Inc.*	129	2,579
Newpark Resources, Inc.*	16,087	111,483
Nine Energy Service, Inc.(x)*	4,129	4,666
Oil States International, Inc.*	11,854	54,528
Profire Energy, Inc.*	7,556	12,694
Ranger Energy Services, Inc., Class A	3,051	36,337
SEACOR Marine Holdings, Inc.*	4,832	46,629
Select Water Solutions, Inc., Class A	17,706	197,068
Smart Sand, Inc.*	5,669	11,168
Solaris Energy Infrastructure, Inc., Class A	4,913	62,690
TETRA Technologies, Inc.*	24,712	76,607

		1,010,855

Oil, Gas & Consumable Fuels (1.4%)
Adams Resources & Energy, Inc.	502	13,554
Aemetis, Inc.(x)*	7,476	17,195
American Carbon Corp.(x)*	2,898	—
American Resources Corp.(x)*	9,165	8,340
Amplify Energy Corp.*	7,804	50,960
Ardmore Shipping Corp.	8,077	146,194
Battalion Oil Corp.*	619	4,129
Berry Corp.	14,625	75,173
Centrus Energy Corp., Class A*	2,721	149,247
Clean Energy Technologies, Inc.(x)*	2,220	2,220
Diversified Energy Co. plc(m)	9,111	103,683
Empire Petroleum Corp.(x)*	2,872	15,078
Encore Energy Corp.(x)*	35,510	143,461
Energy Fuels, Inc.(x)*	35,486	194,818
Epsilon Energy Ltd.	4,138	24,249
Evolution Petroleum Corp.	5,762	30,596
FutureFuel Corp.	5,149	29,607
Granite Ridge Resources, Inc.(x)	10,211	60,653
Hallador Energy Co.*	4,828	45,528
Kolibri Global Energy, Inc.*	6,120	19,584
Lightbridge Corp.*	2,875	8,050
NACCO Industries, Inc., Class A	804	22,793
Nordic American Tankers Ltd.	39,717	145,761
PHX Minerals, Inc.	6,882	23,261
PrimeEnergy Resources Corp.*	138	19,017
REX American Resources Corp.*	2,994	138,592
Riley Exploration Permian, Inc.	2,191	58,040
Ring Energy, Inc.(x)*	29,210	46,736
Sable Offshore Corp.*	9,853	232,826
SandRidge Energy, Inc.	6,292	76,951
Stabilis Solutions, Inc.*	522	2,474
Teekay Corp.*	11,161	102,681
Ur-Energy, Inc.*	65,300	77,707
US Energy Corp.*	2,116	2,433
VAALCO Energy, Inc.	20,320	116,637
Verde Clean Fuels, Inc.(x)*	627	2,502
Vivakor, Inc.(x)*	2,296	3,536
W&T Offshore, Inc.(x)	17,847	38,371

		2,252,637

Total Energy		3,263,492

Financials (13.4%)
Banks (8.4%)
1895 Bancorp of Wisconsin, Inc.*	1,127	11,383
ACNB Corp.	1,620	70,745
Affinity Bancshares, Inc.*	834	17,856
Amalgamated Financial Corp.	3,327	104,368
Amerant Bancorp, Inc., Class A	5,722	122,279
AmeriServ Financial, Inc.	3,286	8,576
Ames National Corp.	1,732	31,574
Arrow Financial Corp.	3,127	89,620
Auburn National Bancorp, Inc.	480	10,992
Bancorp, Inc. (The)*	11,968	640,288
Bank First Corp.	1,914	173,600
Bank of Marin Bancorp	3,099	62,259
Bank of the James Financial Group, Inc.	831	11,418
Bank7 Corp.	788	29,526
BankFinancial Corp.	1,876	22,850
Bankwell Financial Group, Inc.	1,284	38,456
Bar Harbor Bankshares	2,906	89,621
BayCom Corp.	2,054	48,721
Bayfirst Financial Corp.	653	8,587
BCB Bancorp, Inc.	2,839	35,033
Blue Foundry Bancorp*	3,847	39,432
Blue Ridge Bankshares, Inc.*	9,669	27,073
Bogota Financial Corp.*	870	7,212
Bridgewater Bancshares, Inc.*	3,912	55,433
Broadway Financial Corp.*	869	5,596
Burke & Herbert Financial Services Corp.	2,629	160,343
Business First Bancshares, Inc.	4,654	119,468
BV Financial, Inc.*	1,914	29,380
Byline Bancorp, Inc.	5,970	159,817
C&F Financial Corp.	624	36,410
California Bancorp*	4,752	70,282
Camden National Corp.	2,801	115,737
Capital Bancorp, Inc.(x)	1,838	47,255
Capital City Bank Group, Inc.	2,679	94,542
Carter Bankshares, Inc.*	4,423	76,916
Catalyst Bancorp, Inc.*	788	8,983
CB Financial Services, Inc.	942	26,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Central Pacific Financial Corp.	5,121	$151,121
Central Plains Bancshares, Inc.*	611	7,674
CF Bankshares, Inc.(x)	751	16,259
CFSB Bancorp, Inc.*	485	3,347
Chemung Financial Corp.	629	30,205
ChoiceOne Financial Services, Inc.	1,592	49,209
Citizens & Northern Corp.	2,973	58,538
Citizens Community Bancorp, Inc.	2,011	28,496
Citizens Financial Services, Inc.(x)	889	52,229
Civista Bancshares, Inc.	2,956	52,676
CNB Financial Corp.	4,025	96,841
Coastal Financial Corp.*	2,166	116,942
Colony Bankcorp, Inc.	3,214	49,881
Community Trust Bancorp, Inc.	2,990	148,483
Community West Bancshares	3,295	63,462
ConnectOne Bancorp, Inc.	6,902	172,895
CrossFirst Bankshares, Inc.*	8,839	147,523
Dime Community Bancshares, Inc.	6,906	198,893
Eagle Bancorp Montana, Inc.	1,551	24,490
ECB Bancorp, Inc.*	1,560	22,339
Enterprise Bancorp, Inc.	1,961	62,674
Equity Bancshares, Inc., Class A	2,798	114,382
Esquire Financial Holdings, Inc.	1,406	91,685
ESSA Bancorp, Inc.	1,667	32,040
Evans Bancorp, Inc.	1,067	41,581
Farmers & Merchants Bancorp, Inc.	2,441	67,494
Farmers National Banc Corp.	7,090	107,201
Fidelity D&D Bancorp, Inc.(x)	942	46,478
Financial Institutions, Inc.	2,867	73,022
Finward Bancorp	791	25,296
Finwise Bancorp(x)*	1,998	31,169
First Bancorp, Inc. (The)	2,147	56,509
First Bancshares, Inc. (The)	5,901	189,599
First Bank	4,060	61,712
First Business Financial Services, Inc.	1,562	71,212
First Capital, Inc.(x)	669	23,388
First Community Bankshares, Inc.	3,331	143,733
First Community Corp.	1,467	31,452
First Financial Corp.	2,216	97,172
First Financial Northwest, Inc.	1,362	30,672
First Foundation, Inc.	12,136	75,729
First Guaranty Bancshares, Inc.	1,241	13,217
First Internet Bancorp	1,566	53,651
First Mid Bancshares, Inc.	4,308	167,624
First National Corp.(x)	1,036	18,130
First Northwest Bancorp	1,587	16,981
First of Long Island Corp. (The)	4,064	52,304
First Savings Financial Group, Inc.	1,104	26,286
First Seacoast Bancorp*	871	7,900
First United Corp.	1,155	34,465
First US Bancshares, Inc.	997	11,545
First Western Financial, Inc.*	1,577	31,540
Five Star Bancorp	3,181	94,571
Flushing Financial Corp.	5,334	77,770
Franklin Financial Services Corp.	807	24,315
FS Bancorp, Inc.	1,331	59,216
FVCBankcorp, Inc.*	3,222	42,047
German American Bancorp, Inc.	5,438	210,723
Great Southern Bancorp, Inc.	1,675	95,994
Greene County Bancorp, Inc.	1,392	43,013
Guaranty Bancshares, Inc.	1,579	54,286
Hanmi Financial Corp.	5,819	108,233
Hanover Bancorp, Inc.	1,146	20,502
HarborOne Bancorp, Inc.	7,421	96,325
Hawthorn Bancshares, Inc.(x)	1,037	25,956
HBT Financial, Inc.	2,644	57,851
Heritage Commerce Corp.	11,596	114,568
Hingham Institution For Savings (The)(x)	303	73,723
HMN Financial, Inc.	724	20,200
Home Bancorp, Inc.	1,390	61,966
Home Federal Bancorp, Inc. of Louisiana	569	7,198
HomeStreet, Inc.	3,502	55,192
HomeTrust Bancshares, Inc.	2,871	97,844
Horizon Bancorp, Inc.	8,407	130,729
IF Bancorp, Inc.	475	9,253
Independent Bank Corp.	3,745	124,896
Investar Holding Corp.	1,822	35,347
John Marshall Bancorp, Inc.	2,498	49,410
Kearny Financial Corp.	10,367	71,221
Kentucky First Federal Bancorp	877	2,394
Lake Shore Bancorp, Inc.	333	4,492
Landmark Bancorp, Inc.	880	17,767
LCNB Corp.	2,456	37,012
LINKBANCORP, Inc.	4,520	28,973
Magyar Bancorp, Inc.	1,162	14,316
MainStreet Bancshares, Inc.	1,345	24,815
Mercantile Bank Corp.	2,984	130,460
Meridian Corp.	1,775	22,436
Metrocity Bankshares, Inc.	3,480	106,558
Metropolitan Bank Holding Corp.*	2,041	107,316
Mid Penn Bancorp, Inc.	2,830	84,419
Middlefield Banc Corp.	1,478	42,566
Midland States Bancorp, Inc.	3,945	88,289
MidWestOne Financial Group, Inc.	2,841	81,054
MVB Financial Corp.	2,229	43,153
National Bankshares, Inc.(x)	1,160	34,684
NB Bancorp, Inc.*	7,510	139,386
Nicolet Bankshares, Inc.	2,545	243,378
Northeast Bank	1,296	99,960
Northeast Community Bancorp, Inc.	2,415	63,877
Northfield Bancorp, Inc.	7,580	87,928
Northrim Bancorp, Inc.	1,046	74,496
Norwood Financial Corp.	1,458	40,212
NSTS Bancorp, Inc.*	764	7,907
Oak Valley Bancorp	1,431	38,022
Ohio Valley Banc Corp.	831	20,143
Old Point Financial Corp.	615	11,882
Old Second Bancorp, Inc.	8,435	131,502
OP Bancorp	2,366	29,528
OptimumBank Holdings, Inc.*	1,671	7,636
Orange County Bancorp, Inc.	1,026	61,888
Origin Bancorp, Inc.	5,686	182,862
Orrstown Financial Services, Inc.	3,562	128,090
Parke Bancorp, Inc.	2,138	44,684
Pathfinder Bancorp, Inc.	646	10,317
PB Bankshares, Inc.*	440	6,802
PCB Bancorp	2,203	41,394
Peapack-Gladstone Financial Corp.	3,197	87,630
Penns Woods Bancorp, Inc.	1,460	34,726
Peoples Bancorp of North Carolina, Inc.(x)	887	22,521
Peoples Bancorp, Inc.	6,693	201,392
Peoples Financial Services Corp.	1,819	85,275
Pioneer Bancorp, Inc.*	2,434	26,701
Plumas Bancorp	1,101	44,899
Ponce Financial Group, Inc.*	3,734	43,650
Preferred Bank	2,063	165,556
Premier Financial Corp.	6,827	160,298
Primis Financial Corp.	3,739	45,541
Princeton Bancorp, Inc.	1,053	38,940
Provident Bancorp, Inc.(x)*	2,981	32,165
Provident Financial Holdings, Inc.	959	13,762
QCR Holdings, Inc.	3,110	230,233
RBB Bancorp	3,238	74,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Red River Bancshares, Inc.	931	$48,412
Republic Bancorp, Inc., Class A	1,623	105,982
Rhinebeck Bancorp, Inc.*	707	6,540
Richmond Mutual Bancorp, Inc.(x)	2,004	25,852
Riverview Bancorp, Inc.	4,300	20,253
SB Financial Group, Inc.	1,166	23,973
Shore Bancshares, Inc.	5,636	78,848
Sierra Bancorp	2,508	72,431
SmartFinancial, Inc.	3,113	90,713
Sound Financial Bancorp, Inc.	340	18,190
South Plains Financial, Inc.	2,316	78,559
Southern First Bancshares, Inc.*	1,489	50,745
Southern Missouri Bancorp, Inc.	1,854	104,732
Southern States Bancshares, Inc.	1,663	51,104
SR Bancorp, Inc.*	1,729	19,278
Stellar Bancorp, Inc.	9,490	245,696
Sterling Bancorp, Inc.*	3,859	17,558
Summit State Bank	1,126	9,515
Territorial Bancorp, Inc.	1,364	14,240
Texas Community Bancshares, Inc.	423	6,256
Third Coast Bancshares, Inc.*	2,210	59,162
Timberland Bancorp, Inc.	1,503	45,481
TrustCo Bank Corp.	3,599	119,019
Union Bankshares, Inc.	863	22,378
United Bancorp, Inc.	981	12,881
United Security Bancshares	2,762	24,057
Unity Bancorp, Inc.	1,414	48,161
Univest Financial Corp.	5,622	158,203
USCB Financial Holdings, Inc.	2,180	33,245
Village Bank and Trust Financial Corp.	112	8,540
Virginia National Bankshares Corp.(x)	938	39,068
Washington Trust Bancorp, Inc.	3,199	103,040
West Bancorp, Inc.	3,211	61,041
Western New England Bancorp, Inc.	3,756	31,926
William Penn Bancorp	1,549	18,975

		13,494,144

Capital Markets (0.9%)
AlTi Global, Inc.(x)*	6,469	24,194
Bakkt Holdings, Inc., Class A*	1,089	10,422
Binah Capital Group, Inc.(x)*	1,107	3,376
Diamond Hill Investment Group, Inc.	520	84,037
Ellington Credit Co. (REIT)(x)	3,643	25,428
Forge Global Holdings, Inc.(x)*	22,140	29,003
Great Elm Group, Inc.*	3,025	5,778
Hennessy Advisors, Inc.(x)	890	8,856
Heritage Global, Inc.*	6,544	11,125
MarketWise, Inc.	7,095	4,742
Marygold Companies, Inc. (The)(x)*	2,431	3,525
MDB Capital Holdings LLC, Class A*	831	6,241
Piper Sandler Cos.	4,229	1,200,232
Siebert Financial Corp.(x)*	3,169	8,018
Silvercrest Asset Management Group, Inc., Class A	1,731	29,842
Value Line, Inc.	154	7,161
Westwood Holdings Group, Inc.	1,611	22,876

		1,484,856

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	1,039	36,448
Consumer Portfolio Services, Inc.(x)*	1,692	15,871
Katapult Holdings, Inc.*	501	5,205
LendingTree, Inc.*	1,946	112,926
Medallion Financial Corp.	3,703	30,142
Moneylion, Inc.*	1,667	69,264
NerdWallet, Inc., Class A*	7,598	96,571
Nicholas Financial, Inc.*	936	5,944
Oportun Financial Corp.*	7,012	19,704
OppFi, Inc.(x)	3,767	17,818
Regional Management Corp.	1,603	52,434
World Acceptance Corp.*	669	78,929

		541,256

Financial Services (1.8%)
Acacia Research Corp.*	7,383	34,405
Alerus Financial Corp.	3,466	79,302
Banco Latinoamericano de Comercio Exterior SA, Class E	5,237	170,150
Cantaloupe, Inc.*	11,096	82,110
Cass Information Systems, Inc.	2,629	109,051
I3 Verticals, Inc., Class A*	4,389	93,530
International Money Express, Inc.*	6,175	114,176
NewtekOne, Inc.	4,459	55,559
Onity Group, Inc.*	1,246	39,797
Paymentus Holdings, Inc., Class A*	59,188	1,184,944
Payoneer Global, Inc.*	86,768	653,363
Paysign, Inc.*	6,384	23,429
Priority Technology Holdings, Inc.*	3,545	24,212
Security National Financial Corp., Class A*	2,527	23,248
Sezzle, Inc.(x)*	455	77,619
SWK Holdings Corp.*	637	11,014
Usio, Inc.*	4,797	6,524
Velocity Financial, Inc.*	1,754	34,396
Waterstone Financial, Inc.	3,159	46,437
XBP Europe Holdings, Inc.(x)*	5,489	5,873

		2,869,139

Insurance (1.1%)
Ambac Financial Group, Inc.*	8,277	92,785
American Coastal Insurance Corp.*	4,633	52,214
Atlantic American Corp.	194	330
Bowhead Specialty Holdings, Inc.*	1,331	37,281
Citizens, Inc., Class A(x)*	9,416	34,086
Crawford & Co., Class A	2,964	32,515
Donegal Group, Inc., Class A	2,966	43,719
eHealth, Inc.*	5,156	21,037
Fundamental Global, Inc.*	4,904	5,149
GoHealth, Inc., Class A(x)*	966	9,061
Greenlight Capital Re Ltd., Class A*	5,400	73,710
HCI Group, Inc.	1,603	171,617
Heritage Insurance Holdings, Inc.*	4,461	54,603
Hippo Holdings, Inc.*	3,830	64,650
ICC Holdings, Inc.*	341	7,833
Investors Title Co.	282	64,804
James River Group Holdings Ltd.	6,198	38,862
Kingstone Cos., Inc.*	2,061	18,858
Kingsway Financial Services, Inc.*	2,692	22,290
Maiden Holdings Ltd.*	17,825	31,550
MBIA, Inc.	8,559	30,556
NI Holdings, Inc.*	1,534	24,053
Root, Inc., Class A(x)*	1,681	63,508
Selectquote, Inc.*	26,495	57,494
Tiptree, Inc., Class A	4,813	94,190
TWFG, Inc., Class A*	18,557	503,266
United Fire Group, Inc.	4,065	85,080
Universal Insurance Holdings, Inc.	4,674	103,576

		1,838,677

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)*	1,359	21,282
AFC Gamma, Inc. (REIT)	3,295	33,642
AG Mortgage Investment Trust, Inc. (REIT)	5,439	40,847
Angel Oak Mortgage REIT, Inc. (REIT)	2,308	24,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ares Commercial Real Estate Corp. (REIT)(x)	10,567	$73,969
ARMOUR Residential REIT, Inc. (REIT)(x)	9,546	194,738
Cherry Hill Mortgage Investment Corp. (REIT)(x)	6,194	22,484
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,324	51,555
Dynex Capital, Inc. (REIT)	14,430	184,127
Ellington Financial, Inc. (REIT)(x)	15,857	204,397
Franklin BSP Realty Trust, Inc. (REIT)	16,055	209,678
Granite Point Mortgage Trust, Inc. (REIT)	9,750	30,908
Great Ajax Corp. (REIT)	7,534	25,088
Invesco Mortgage Capital, Inc. (REIT)	9,052	84,998
Lument Finance Trust, Inc. (REIT)(x)	5,986	15,145
Manhattan Bridge Capital, Inc. (REIT)(x)	1,909	10,633
Nexpoint Real Estate Finance, Inc. (REIT)	1,591	24,867
Orchid Island Capital, Inc. (REIT)	13,698	112,598
Sachem Capital Corp. (REIT)(x)	8,780	22,126
Seven Hills Realty Trust (REIT)	2,610	35,940
Sunrise Realty Trust, Inc. (REIT)	1,182	17,009

		1,440,103

Total Financials		21,668,175

Health Care (29.6%)
Biotechnology (15.9%)
2seventy bio, Inc.(x)*	9,713	45,845
4D Molecular Therapeutics, Inc.*	9,810	106,046
89bio, Inc.*	16,380	121,212
Aadi Bioscience, Inc.*	2,650	5,459
Abeona Therapeutics, Inc.*	7,509	47,457
Absci Corp.(x)*	15,523	59,298
ACELYRIN, Inc.*	14,174	69,878
Achieve Life Sciences, Inc.(x)*	6,438	30,516
Acrivon Therapeutics, Inc.*	2,268	15,876
Actinium Pharmaceuticals, Inc.*	6,283	11,812
Acumen Pharmaceuticals, Inc.*	7,858	19,488
Acurx Pharmaceuticals, Inc.(x)*	2,283	4,338
ADC Therapeutics SA*	15,635	49,250
Adicet Bio, Inc.*	13,890	20,002
Adverum Biotechnologies, Inc.*	3,945	27,694
AEON Biopharma, Inc.(x)*	4,738	4,975
Aerovate Therapeutics, Inc.*	2,383	4,980
Agenus, Inc.(x)*	4,236	23,213
Aileron Therapeutics, Inc.(x)*	3,327	11,778
Akebia Therapeutics, Inc.(x)*	41,283	54,494
Aldeyra Therapeutics, Inc.*	9,780	52,714
Alector, Inc.*	15,777	73,521
Allakos, Inc.*	16,565	10,820
Altimmune, Inc.(x)*	13,782	84,622
ALX Oncology Holdings, Inc.(x)*	6,906	12,569
AnaptysBio, Inc.*	3,813	127,736
Anavex Life Sciences Corp.(x)*	14,601	82,934
Anika Therapeutics, Inc.*	2,513	62,071
Anixa Biosciences, Inc.*	5,846	18,415
Annexon, Inc.*	18,583	110,011
Annovis Bio, Inc.*	1,744	14,057
Applied Therapeutics, Inc.*	18,515	157,378
Arbutus Biopharma Corp.*	28,338	109,101
Arcellx, Inc.*	22,556	1,883,652
Arcturus Therapeutics Holdings, Inc.*	4,483	104,050
Armata Pharmaceuticals, Inc.*	2,302	5,456
ArriVent Biopharma, Inc.(x)*	5,452	128,122
ARS Pharmaceuticals, Inc.(x)*	9,570	138,765
Artiva Biotherapeutics, Inc.(x)*	2,651	40,958
Assembly Biosciences, Inc.*	661	10,008
Astria Therapeutics, Inc.*	8,720	96,007
Atossa Therapeutics, Inc.(x)*	24,632	37,441
aTyr Pharma, Inc.*	12,456	21,923
Aura Biosciences, Inc.*	8,974	79,958
Avid Bioservices, Inc.(x)*	70,459	801,823
Avita Medical, Inc.(x)*	4,835	51,831
Benitec Biopharma, Inc.(x)*	533	4,898
Beyondspring, Inc.(x)*	4,632	10,607
BioAtla, Inc.(x)*	8,746	15,393
Biomea Fusion, Inc.(x)*	5,290	53,429
Bioxcel Therapeutics, Inc.*	5,927	3,615
Black Diamond Therapeutics, Inc.*	7,714	33,556
Bluebird Bio, Inc.(x)*	35,460	18,421
Bolt Biotherapeutics, Inc.*	4,695	3,042
Boundless Bio, Inc.*	1,101	3,820
C4 Therapeutics, Inc.(x)*	11,458	65,311
Cabaletta Bio, Inc.*	8,654	40,847
Candel Therapeutics, Inc.(x)*	3,813	26,424
Capricor Therapeutics, Inc.(x)*	4,876	74,164
Cardiff Oncology, Inc.*	7,576	20,228
CareDx, Inc.*	46,753	1,459,862
Cargo Therapeutics, Inc.*	6,673	123,117
Caribou Biosciences, Inc.*	15,764	30,897
Carisma Therapeutics, Inc.*	6,015	5,904
Carmell Corp.(x)*	1,765	709
Cartesian Therapeutics, Inc.(x)*	1,372	22,117
Celcuity, Inc.*	5,209	77,666
Cellectar Biosciences, Inc.(x)*	7,463	15,971
CEL-SCI Corp.(x)*	9,613	10,190
Celularity, Inc., Class A(x)*	2,156	6,403
Centessa Pharmaceuticals plc (ADR)(x)*	28,923	462,479
Century Therapeutics, Inc.(x)*	9,572	16,368
CervoMed, Inc.(x)*	1,134	16,556
Checkpoint Therapeutics, Inc.(x)*	6,814	15,263
Cibus, Inc., Class A(x)*	3,100	10,106
Cidara Therapeutics, Inc.(x)*	941	10,116
Cogent Biosciences, Inc.*	17,681	190,955
Coherus Biosciences, Inc.(x)*	20,247	21,057
Compass Therapeutics, Inc.(x)*	19,064	35,078
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,020	41,673
Corvus Pharmaceuticals, Inc.*	8,194	43,264
Coya Therapeutics, Inc.(x)*	2,776	17,905
Crinetics Pharmaceuticals, Inc.*	19,234	982,857
Cue Biopharma, Inc.(x)*	10,185	7,712
Cullinan Therapeutics, Inc.*	10,060	168,404
Curis, Inc.*	1,240	6,684
Cyclo Therapeutics, Inc.(x)*	3,386	2,672
CytomX Therapeutics, Inc.(x)*	14,244	16,808
Design Therapeutics, Inc.*	6,038	32,484
DiaMedica Therapeutics, Inc.*	5,034	21,092
Dianthus Therapeutics, Inc.(x)*	4,625	126,633
Disc Medicine, Inc.*	3,840	188,698
Dyadic International, Inc.*	3,140	3,266
Eagle Pharmaceuticals, Inc.*	2,262	8,437
Eledon Pharmaceuticals, Inc.*	7,094	17,664
Elevation Oncology, Inc.(x)*	10,905	6,542
Elicio Therapeutics, Inc.(x)*	1,580	7,947
Eliem Therapeutics, Inc.(x)*	5,666	28,840
Elutia, Inc.*	2,263	8,622
Emergent BioSolutions, Inc.*	10,161	84,844
Enanta Pharmaceuticals, Inc.*	3,742	38,767
Entrada Therapeutics, Inc.*	4,840	77,343
Equillium, Inc.*	3,256	2,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Erasca, Inc.*	34,367	$93,822
Estrella Immunopharma, Inc.*	2,373	2,753
Fennec Pharmaceuticals, Inc.*	4,468	22,340
Fibrobiologics, Inc.(x)*	5,292	16,352
FibroGen, Inc.(x)*	20,809	8,311
Foghorn Therapeutics, Inc.(x)*	4,800	44,688
Fortress Biotech, Inc.*	3,072	4,439
Gain Therapeutics, Inc.(x)*	2,773	4,936
Galectin Therapeutics, Inc.(x)*	3,876	10,659
Genelux Corp.*	4,958	11,750
Generation Bio Co.*	9,471	23,393
GlycoMimetics, Inc.*	8,756	1,480
Greenwich Lifesciences, Inc.(x)*	1,220	17,531
HCW Biologics, Inc.*	3,382	1,824
Heron Therapeutics, Inc.(x)*	22,479	44,733
HilleVax, Inc.(x)*	6,572	11,567
Humacyte, Inc.(x)*	17,019	92,583
IGM Biosciences, Inc.*	2,917	48,247
Immix Biopharma, Inc.(x)*	1,261	1,879
ImmuCell Corp.*	1,094	3,971
Immuneering Corp., Class A(x)*	4,393	10,939
Immunic, Inc.(x)*	17,908	29,548
Immunome, Inc.(x)*	54,644	798,895
IN8bio, Inc.(x)*	4,778	1,290
Inhibrx Biosciences, Inc.*	2,230	34,922
Inmune Bio, Inc.(x)*	2,570	13,852
Inovio Pharmaceuticals, Inc.(x)*	5,052	29,201
Inozyme Pharma, Inc.(x)*	9,921	51,887
Instil Bio, Inc.*	726	48,874
Intensity Therapeutics, Inc.*	1,851	7,071
Invivyd, Inc.(x)*	16,585	16,917
iTeos Therapeutics, Inc.*	5,100	52,071
Janux Therapeutics, Inc.*	23,289	1,058,019
Jasper Therapeutics, Inc.(x)*	2,221	41,777
KalVista Pharmaceuticals, Inc.(x)*	7,406	85,761
Karyopharm Therapeutics, Inc.*	21,590	17,920
Kiniksa Pharmaceuticals International plc, Class A*	7,247	181,103
Kodiak Sciences, Inc.*	6,053	15,798
Korro Bio, Inc.(x)*	1,211	40,472
Kronos Bio, Inc.*	8,531	8,530
Kyverna Therapeutics, Inc.*	3,175	15,526
Lantern Pharma, Inc.*	1,213	4,452
Larimar Therapeutics, Inc.(x)*	8,184	53,605
Leap Therapeutics, Inc.*	6,263	16,096
LENZ Therapeutics, Inc.(x)	2,424	57,546
Lexeo Therapeutics, Inc.*	4,508	40,752
Lexicon Pharmaceuticals, Inc.(x)*	22,139	34,758
Lineage Cell Therapeutics, Inc.(x)*	28,428	25,736
Lyell Immunopharma, Inc.*	30,892	42,631
MacroGenics, Inc.*	12,206	40,158
MAIA Biotechnology, Inc.(x)*	2,699	7,584
MannKind Corp.*	51,268	322,476
Marker Therapeutics, Inc.(x)*	1,321	3,725
MediciNova, Inc.(x)*	9,049	19,003
MeiraGTx Holdings plc*	7,278	30,349
Mersana Therapeutics, Inc.*	22,341	42,225
Metagenomi, Inc.*	1,334	2,895
MiMedx Group, Inc.*	23,075	136,373
Mineralys Therapeutics, Inc.*	5,556	67,283
MiNK Therapeutics, Inc.*	2,479	1,859
Mirum Pharmaceuticals, Inc.*	39,926	1,557,114
Monte Rosa Therapeutics, Inc.(x)*	7,930	42,029
Mural Oncology plc*	3,481	10,896
Neurogene, Inc.(x)*	2,022	84,843
NextCure, Inc.*	5,154	7,061
Nkarta, Inc.*	10,205	46,127
NKGen Biotech, Inc.(x)*	1,854	701
Nurix Therapeutics, Inc.*	49,210	1,105,749
Nuvectis Pharma, Inc.(x)*	1,936	12,177
Ocean Biomedical, Inc.(x)*	1,633	1,600
Ocugen, Inc.(x)*	49,973	49,583
Olema Pharmaceuticals, Inc.*	7,795	93,072
Omega Therapeutics, Inc.(x)*	5,027	6,133
Oncocyte Corp.(x)*	1,675	4,774
Organogenesis Holdings, Inc., Class A*	14,083	40,277
ORIC Pharmaceuticals, Inc.*	11,994	122,939
Oruka Therapeutics, Inc.(x)	173	4,240
Outlook Therapeutics, Inc.(x)*	2,836	15,144
Ovid therapeutics, Inc.*	11,551	13,630
Palatin Technologies, Inc.(x)*	2,455	2,196
Passage Bio, Inc.*	10,842	7,589
PDS Biotechnology Corp.(x)*	6,271	23,955
PepGen, Inc.(x)*	2,989	25,556
PMV Pharmaceuticals, Inc.*	7,727	11,513
Poseida Therapeutics, Inc., Class A*	13,630	38,982
Praxis Precision Medicines, Inc.*	3,362	193,450
Precigen, Inc.(x)*	25,112	23,784
Precision BioSciences, Inc.*	1,344	12,042
Prelude Therapeutics, Inc.(x)*	2,470	5,113
Protalix BioTherapeutics, Inc.(x)*	14,966	15,265
Protara Therapeutics, Inc.(x)*	3,839	7,025
Puma Biotechnology, Inc.*	7,830	19,967
Pyxis Oncology, Inc.(x)*	9,228	33,867
Q32 Bio, Inc.(x)*	1,158	51,670
Quince Therapeutics, Inc.*	7,357	5,711
Rallybio Corp.*	5,342	6,250
RAPT Therapeutics, Inc.*	6,285	12,633
Regulus Therapeutics, Inc.*	11,558	18,146
Reneo Pharmaceuticals, Inc.(x)*	4,268	7,256
Renovaro, Inc.(x)*	10,190	4,925
Replimune Group, Inc.*	11,805	129,383
Rezolute, Inc.*	8,727	42,326
Rhythm Pharmaceuticals, Inc.*	10,856	568,746
Rigel Pharmaceuticals, Inc.*	3,314	53,621
SAB Biotherapeutics, Inc.*	1,357	3,664
Sagimet Biosciences, Inc., Class A(x)*	5,620	15,567
Savara, Inc.(x)*	22,255	94,361
Scholar Rock Holding Corp.*	13,129	105,163
SELLAS Life Sciences Group, Inc.*	12,159	15,199
Sera Prognostics, Inc., Class A(x)*	5,409	42,190
Shattuck Labs, Inc.(x)*	7,529	26,276
Skye Bioscience, Inc.*	3,591	14,041
Solid Biosciences, Inc.*	4,378	30,515
Spero Therapeutics, Inc.*	8,046	10,782
Stoke Therapeutics, Inc.*	6,791	83,461
Surrozen, Inc.*	494	5,814
Sutro Biopharma, Inc.*	15,831	54,775
Syros Pharmaceuticals, Inc.(x)*	4,840	10,406
Tango Therapeutics, Inc.*	9,382	72,241
Taysha Gene Therapies, Inc.*	33,274	66,881
Tectonic Therapeutic, Inc.*	1,515	45,905
Tempest Therapeutics, Inc.*	3,699	5,179
Tenaya Therapeutics, Inc.(x)*	10,425	20,120
Tevogen Bio Holdings, Inc.(x)*	4,570	1,684
Tourmaline Bio, Inc.(x)	4,471	114,949
TScan Therapeutics, Inc.*	7,647	38,082
Turnstone Biologics Corp.(x)*	3,255	1,813
Twist Bioscience Corp.*	11,180	505,112
Tyra Biosciences, Inc.(x)*	3,980	93,570
Unicycive Therapeutics, Inc.*	6,004	2,449
UroGen Pharma Ltd.(x)*	7,331	93,104
Vanda Pharmaceuticals, Inc.*	11,053	51,839
Vera Therapeutics, Inc., Class A*	43,297	1,913,727
Veracyte, Inc.*	29,756	1,012,894
Verastem, Inc.(x)*	7,260	21,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Verve Therapeutics, Inc.*	13,851	$67,039
Vigil Neuroscience, Inc.(x)*	3,280	11,152
Viridian Therapeutics, Inc.*	54,210	1,233,278
Vistagen Therapeutics, Inc.(x)*	5,674	17,079
Vor BioPharma, Inc.(x)*	9,445	6,612
Voyager Therapeutics, Inc.*	8,911	52,129
vTv Therapeutics, Inc., Class A*	310	4,179
Werewolf Therapeutics, Inc.*	6,374	13,513
X4 Pharmaceuticals, Inc.*	31,802	21,285
XBiotech, Inc.(x)*	3,866	29,884
Xenon Pharmaceuticals, Inc.*	23,281	916,573
Xilio Therapeutics, Inc.*	6,203	4,886
XOMA Royalty Corp.*	1,565	41,441
Y-mAbs Therapeutics, Inc.(x)*	7,104	93,418
Zura Bio Ltd., Class A(x)*	8,405	34,124
Zymeworks, Inc.*	10,907	136,883

		25,669,132

Health Care Equipment & Supplies (5.1%)
Accuray, Inc.*	18,681	33,626
AngioDynamics, Inc.*	7,286	56,685
Apyx Medical Corp.*	6,706	8,315
Artivion, Inc.*	30,498	811,857
Aspira Women’s Health, Inc.*	2,647	2,144
Autonomix Medical, Inc.(x)*	3,209	1,923
Axogen, Inc.*	8,144	114,179
Beyond Air, Inc.*	4,817	1,869
Bioventus, Inc., Class A*	7,322	87,498
Cerus Corp.*	34,972	60,851
ClearPoint Neuro, Inc.*	5,101	57,182
Co-Diagnostics, Inc.(x)*	6,691	8,364
Cutera, Inc.(x)*	3,290	2,595
CVRx, Inc.*	2,495	21,981
Delcath Systems, Inc.*	3,957	35,732
DIH Holdings US, Inc.(x)*	1,947	3,777
ElectroCore, Inc.*	966	6,975
Electromed, Inc.*	1,571	33,729
Envoy Medical, Inc.*	1,182	3,842
enVVeno Medical Corp.*	2,115	7,106
FONAR Corp.*	1,241	20,092
Fractyl Health, Inc.(x)*	6,351	16,068
HeartBeam, Inc.*	4,261	9,886
Inogen, Inc.*	4,527	43,912
iRadimed Corp.	1,597	80,313
IRIDEX Corp.*	3,038	5,317
Kewaunee Scientific Corp.*	519	17,278
KORU Medical Systems, Inc.*	6,644	18,138
LENSAR, Inc.*	1,484	6,797
Modular Medical, Inc.*	5,033	11,324
Monogram Technologies, Inc.(x)*	3,596	9,529
Myomo, Inc.*	5,221	20,936
Neuronetics, Inc.(x)*	5,626	4,275
NeuroPace, Inc.*	2,834	19,753
Nevro Corp.*	6,908	38,616
OraSure Technologies, Inc.*	13,957	59,596
Orchestra BioMed Holdings, Inc.*	4,813	24,739
Orthofix Medical, Inc.*	6,396	99,906
OrthoPediatrics Corp.*	3,153	85,478
Outset Medical, Inc.(x)*	10,722	7,259
Owlet, Inc.*	1,353	6,075
Precision Optics Corp., Inc.*	1,048	5,848
PROCEPT BioRobotics Corp.*	23,784	1,905,574
Pro-Dex, Inc.(x)*	404	12,059
Pulmonx Corp.*	7,454	61,794
Pulse Biosciences, Inc.(x)*	3,541	62,109
Retractable Technologies, Inc.*	3,277	2,524
Rockwell Medical, Inc.*	6,059	24,054
RxSight, Inc.*	27,113	1,340,196
Sanara Medtech, Inc.(x)*	705	21,319
Semler Scientific, Inc.(x)*	902	21,242
Sensus Healthcare, Inc.(x)*	3,008	17,446
SI-BONE, Inc.*	7,896	110,386
Sight Sciences, Inc.*	6,837	43,073
Spectral AI, Inc.*	2,034	2,156
Stereotaxis, Inc.(x)*	10,608	21,640
Surmodics, Inc.*	2,662	103,232
Tactile Systems Technology, Inc.*	4,637	67,747
Tela Bio, Inc.(x)*	3,409	8,625
TransMedics Group, Inc.*	4,234	664,738
UFP Technologies, Inc.*	5,032	1,593,634
Utah Medical Products, Inc.	644	43,090
Vivani Medical, Inc.(x)*	4,743	5,549
Zimvie, Inc.*	5,313	84,317
Zynex, Inc.(x)*	2,790	22,766

		8,210,635

Health Care Providers & Services (0.8%)
Accolade, Inc.*	14,143	54,451
AirSculpt Technologies, Inc.(x)*	2,657	13,471
Aveanna Healthcare Holdings, Inc.*	10,373	53,940
Biodesix, Inc.*	5,780	10,288
Castle Biosciences, Inc.*	5,013	142,971
Cross Country Healthcare, Inc.*	6,226	83,677
Cryo-Cell International, Inc.(x)*	1,156	7,364
DocGo, Inc.(x)*	19,738	65,530
Enzo Biochem, Inc.*	8,772	9,825
GeneDx Holdings Corp., Class A(x)*	2,432	103,214
InfuSystem Holdings, Inc.*	3,423	22,934
Joint Corp. (The)*	2,082	23,818
ModivCare, Inc.*	2,207	31,516
Nano-X Imaging Ltd.(x)*	10,531	64,029
NeueHealth, Inc.*	560	2,923
Oncology Institute, Inc. (The)(x)*	8,417	2,752
Pennant Group, Inc. (The)*	5,454	194,708
Performant Financial Corp.*	13,876	51,896
PetIQ, Inc., Class A*	5,255	161,696
Quipt Home Medical Corp.*	7,323	21,383
Sonida Senior Living, Inc.*	674	18,023
Talkspace, Inc.*	23,980	50,118
Viemed Healthcare, Inc.*	6,598	48,363

		1,238,890

Health Care Technology (0.3%)
Augmedix, Inc.(x)*	6,625	15,569
DarioHealth Corp.(x)*	4,362	4,886
Forian, Inc.*	3,905	8,435
Health Catalyst, Inc.*	11,301	91,990
HealthStream, Inc.	4,617	133,154
iCAD, Inc.*	3,876	6,066
LifeMD, Inc.*	6,846	35,873
OptimizeRx Corp.*	3,361	25,947
Simulations Plus, Inc.	3,101	99,294
TruBridge, Inc.*	2,469	29,529

		450,743

Life Sciences Tools & Services (0.5%)
Adaptive Biotechnologies Corp.(x)*	22,426	114,821
Akoya Biosciences, Inc.(x)*	5,483	14,914
Alpha Teknova, Inc.*	1,599	7,739
BioLife Solutions, Inc.*	7,027	175,956
Champions Oncology, Inc.*	1,269	6,180
ChromaDex Corp.*	9,374	34,215
Codexis, Inc.*	13,913	42,852
Conduit Pharmaceuticals, Inc.*	4,745	562
Harvard Bioscience, Inc.*	6,845	18,413
Inotiv, Inc.(x)*	3,512	5,971
Lifecore Biomedical, Inc.(x)*	4,469	22,032
MaxCyte, Inc.*	20,407	79,383
Nautilus Biotechnology, Inc., Class A*	8,887	25,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
OmniAb, Inc.(x)*	17,910	$75,759
Personalis, Inc.*	6,760	36,369
Quanterix Corp.*	6,971	90,344
Quantum-Si, Inc.(x)*	19,119	16,867
Seer, Inc., Class A*	11,295	22,251
Standard BioTools, Inc.(x)*	57,502	110,979

		900,935

Pharmaceuticals (7.0%)
Aclaris Therapeutics, Inc.*	14,152	16,275
ALT5 Sigma Corp.(x)*	1,852	3,278
Alto Neuroscience, Inc.*	4,120	47,133
Alumis, Inc.*	2,494	26,636
Amylyx Pharmaceuticals, Inc.*	12,033	38,987
AN2 Therapeutics, Inc.(x)*	3,242	3,469
Anebulo Pharmaceuticals, Inc.*	366	706
Aquestive Therapeutics, Inc.(x)*	14,332	71,373
Atea Pharmaceuticals, Inc.*	15,292	51,228
Athira Pharma, Inc.*	6,673	2,976
Avadel Pharmaceuticals plc (ADR)*	66,767	875,649
Biote Corp., Class A*	5,341	29,803
CalciMedica, Inc.*	1,421	6,295
Clearside Biomedical, Inc.*	14,790	18,783
Cognition Therapeutics, Inc.(x)*	6,586	3,086
Collegium Pharmaceutical, Inc.*	6,329	244,553
Contineum Therapeutics, Inc., Class A*	1,111	21,265
CorMedix, Inc.(x)*	10,617	85,785
Enliven Therapeutics, Inc.(x)*	40,632	1,037,741
Esperion Therapeutics, Inc.(x)*	35,948	59,314
Eton Pharmaceuticals, Inc.*	3,852	23,112
Evolus, Inc.*	117,170	1,898,154
EyePoint Pharmaceuticals, Inc.(x)*	9,655	77,143
Fulcrum Therapeutics, Inc.(x)*	12,223	43,636
Harrow, Inc.*	5,956	267,782
Ikena Oncology, Inc.*	5,488	9,494
Journey Medical Corp.*	1,509	8,526
Liquidia Corp.(x)*	11,066	110,660
Longboard Pharmaceuticals, Inc.*	69,824	2,327,234
Lyra Therapeutics, Inc.(x)*	8,208	2,110
Marinus Pharmaceuticals, Inc.(x)*	10,864	19,121
MediWound Ltd.(x)*	1,514	27,343
Mind Medicine MindMed, Inc.(x)*	14,115	80,314
Nektar Therapeutics*	35,025	45,533
Nuvation Bio, Inc.*	35,325	80,894
Ocular Therapeutix, Inc.*	30,051	261,444
Ocuphire Pharma, Inc.(x)*	5,182	6,788
Omeros Corp.(x)*	10,670	42,360
Optinose, Inc.(x)*	14,416	9,659
Oramed Pharmaceuticals, Inc.(x)*	6,788	16,563
Phathom Pharmaceuticals, Inc.*	6,600	119,328
Phibro Animal Health Corp., Class A	3,973	89,472
ProPhase Labs, Inc.*	3,246	7,855
Rapport Therapeutics, Inc.(x)*	1,759	36,024
Relmada Therapeutics, Inc.(x)*	4,920	15,941
Revance Therapeutics, Inc.*	19,876	103,156
Reviva Pharmaceuticals Holdings, Inc.(x)*	4,332	6,238
Scilex Holding Co.(r)*	10,878	8,549
scPharmaceuticals, Inc.(x)*	5,371	24,492
SCYNEXIS, Inc.(x)*	7,662	11,416
SIGA Technologies, Inc.	9,081	61,297
Tarsus Pharmaceuticals, Inc.*	69,866	2,297,893
Telomir Pharmaceuticals, Inc.(x)*	954	6,125
Terns Pharmaceuticals, Inc.*	11,118	92,724
Theravance Biopharma, Inc.*	7,058	56,888
Third Harmonic Bio, Inc.(x)*	3,958	53,631
Trevi Therapeutics, Inc.(x)*	11,368	37,969
Ventyx Biosciences, Inc.(x)*	11,690	25,484
Verrica Pharmaceuticals, Inc.(x)*	3,934	5,704
VYNE Therapeutics, Inc.*	2,873	5,401
WaVe Life Sciences Ltd.*	14,936	122,475
Xeris Biopharma Holdings, Inc.*	27,350	77,948
Zevra Therapeutics, Inc.(x)*	8,197	56,887

		11,325,102

Total Health Care		47,795,437

Industrials (15.4%)
Aerospace & Defense (1.6%)
AerSale Corp.*	6,694	33,805
Archer Aviation, Inc., Class A(x)*	45,454	137,725
Astronics Corp.*	5,439	105,952
Byrna Technologies, Inc.*	3,405	57,783
Cadre Holdings, Inc.	5,081	192,824
CPI Aerostructures, Inc.*	1,969	6,773
Ducommun, Inc.*	2,643	173,989
Innovative Solutions and Support, Inc.*	2,984	19,456
Intuitive Machines, Inc.(x)*	5,380	43,309
Kratos Defense & Security Solutions, Inc.*	71,547	1,667,045
National Presto Industries, Inc.	1,005	75,516
Optex Systems Holdings, Inc.(x)*	825	6,295
Park Aerospace Corp.	3,491	45,488
Redwire Corp.(x)*	4,296	29,513
Terran Orbital Corp.(x)*	31,832	7,996
Virgin Galactic Holdings, Inc.*	3,768	22,985
VirTra, Inc.(x)*	2,228	13,858

		2,640,312

Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	2,893
Freightos Ltd.(x)*	2,191	3,155
Radiant Logistics, Inc.(x)*	6,894	44,328

		50,376

Building Products (0.2%)
Alpha Pro Tech Ltd.*	2,064	11,765
Caesarstone Ltd.*	4,245	19,357
Insteel Industries, Inc.	3,610	112,235
Quanex Building Products Corp.	8,599	238,622

		381,979

Commercial Services & Supplies (2.7%)
ACCO Brands Corp.	17,871	97,754
Acme United Corp.	480	19,987
ARC Document Solutions, Inc.	6,988	23,620
Aris Water Solutions, Inc., Class A	40,675	686,187
Bitcoin Depot, Inc.*	2,456	3,881
Bridger Aerospace Group Holdings, Inc.(x)*	2,002	4,445
BrightView Holdings, Inc.*	11,289	177,689
CECO Environmental Corp.*	5,602	157,976
CompX International, Inc.	331	9,669
Ennis, Inc.	4,965	120,749
Enviri Corp.*	15,207	157,240
Fuel Tech, Inc.*	4,305	4,520
Interface, Inc., Class A	11,169	211,876
LanzaTech Global, Inc.(x)*	21,686	41,420
Liquidity Services, Inc.*	4,203	95,828
Mobile Infrastructure Corp., Class A(x)*	2,050	6,724
NL Industries, Inc.	1,860	13,820
Odyssey Marine Exploration, Inc., Class B*	3,681	3,046
Perma-Fix Environmental Services, Inc.(x)*	2,799	34,344
Quad/Graphics, Inc.	5,921	26,881
Quest Resource Holding Corp.*	3,342	26,669
Team, Inc.*	548	8,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Viad Corp.*	4,012	$143,750
Virco Mfg. Corp.(x)	2,191	30,258
VSE Corp.(x)	26,032	2,153,627

		4,260,317

Construction & Engineering (2.7%)
Argan, Inc.	9,496	963,179
Bowman Consulting Group Ltd., Class A*	2,592	62,415
Concrete Pumping Holdings, Inc.*	4,629	26,802
Great Lakes Dredge & Dock Corp.*	12,824	135,037
Limbach Holdings, Inc.*	2,001	151,596
Matrix Service Co.*	5,000	57,650
Northwest Pipe Co.*	1,898	85,657
Orion Group Holdings, Inc.*	6,074	35,047
Primoris Services Corp.	27,900	1,620,432
Southland Holdings, Inc.*	1,997	7,389
Sterling Infrastructure, Inc.*	6,933	1,005,424
Tutor Perini Corp.*	8,433	229,040

		4,379,668

Electrical Equipment (0.5%)
Allient, Inc.	2,697	51,216
American Superconductor Corp.*	6,762	159,583
Amprius Technologies, Inc.(x)*	2,639	2,929
Babcock & Wilcox Enterprises, Inc.(x)*	12,145	24,776
Beam Global(x)*	3,068	15,064
Blink Charging Co.(x)*	18,585	31,966
Broadwind, Inc.*	4,064	9,225
Energy Vault Holdings, Inc.(x)*	21,121	20,276
Espey Mfg. & Electronics Corp.(x)	330	9,930
Flux Power Holdings, Inc.*	2,599	7,901
Freyr Battery, Inc.*	21,050	20,421
Ideal Power, Inc.(x)*	1,366	11,201
LSI Industries, Inc.	5,388	87,016
NANO Nuclear Energy, Inc.(x)*	768	11,067
NeoVolta, Inc.(x)*	5,921	18,296
Pioneer Power Solutions, Inc.*	1,178	5,525
Preformed Line Products Co.	476	60,966
Servotronics, Inc.*	172	1,944
SES AI Corp.(x)*	24,595	15,736
SKYX Platforms Corp.(x)*	15,208	12,901
SolarMax Technology, Inc.(x)*	976	616
Stem, Inc.(x)*	31,456	10,953
Thermon Group Holdings, Inc.*	6,464	192,886
Tigo Energy, Inc.(x)*	5,645	9,596
TPI Composites, Inc.(x)*	8,851	40,272
Ultralife Corp.*	1,857	16,787

		849,049

Ground Transportation (0.7%)
Covenant Logistics Group, Inc., Class A	1,564	82,642
FTAI Infrastructure, Inc.	19,530	182,801
PAM Transportation Services, Inc.*	1,193	22,070
Proficient Auto Logistics, Inc.*	53,733	761,934
Universal Logistics Holdings, Inc.	1,353	58,328

		1,107,775

Machinery (2.4%)
374Water, Inc.*	13,462	18,308
Blue Bird Corp.*	39,361	1,887,754
Columbus McKinnon Corp.	5,371	193,356
Commercial Vehicle Group, Inc.*	6,872	22,334
Douglas Dynamics, Inc.	4,417	121,821
Eastern Co. (The)	1,047	33,975
FreightCar America, Inc.*	3,027	32,661
Gencor Industries, Inc.*	2,047	42,700
Graham Corp.*	1,984	58,707
Hurco Cos., Inc.	1,177	24,799
Hyliion Holdings Corp.*	27,234	67,540
Hyster-Yale, Inc.	2,230	142,207
L B Foster Co., Class A*	1,750	35,753
Luxfer Holdings plc	5,330	69,023
Manitex International, Inc.*	2,788	15,696
Manitowoc Co., Inc. (The)*	6,657	64,040
Mayville Engineering Co., Inc.*	2,375	50,065
Miller Industries, Inc.	2,167	132,187
NN, Inc.(x)*	8,868	34,585
Novusterra, Inc.(r)(x)*	957	—
Palladyne AI Corp.(x)*	4,504	8,062
Park-Ohio Holdings Corp.	1,680	51,576
Perma-Pipe International Holdings, Inc.*	1,405	18,237
REV Group, Inc.	9,902	277,850
Shyft Group, Inc. (The)	6,565	82,391
Taylor Devices, Inc.(x)*	474	23,662
TechPrecision Corp.*	1,513	4,751
Titan International, Inc.*	9,699	78,853
Twin Disc, Inc.(x)	2,046	25,555
Wabash National Corp.	8,456	162,271
Xos, Inc.*	972	4,423

		3,785,142

Marine Transportation (0.2%)
Genco Shipping & Trading Ltd.	8,188	159,666
Himalaya Shipping Ltd.	5,842	50,592
Pangaea Logistics Solutions Ltd.	6,214	44,927
Safe Bulkers, Inc.	11,691	60,559

		315,744

Passenger Airlines (0.1%)
Blade Air Mobility, Inc.*	11,151	32,784
Spirit Airlines, Inc.(x)	21,609	51,862

		84,646

Professional Services (3.8%)
Aeries Technology, Inc.(x)*	2,936	6,812
Asure Software, Inc.*	4,538	41,069
Barrett Business Services, Inc.	4,934	185,074
BGSF, Inc.	2,027	17,067
BlackSky Technology, Inc., Class A(x)*	2,824	13,386
CRA International, Inc.	9,436	1,654,320
DLH Holdings Corp.*	1,754	16,417
FiscalNote Holdings, Inc.(x)*	12,453	15,940
Forrester Research, Inc.*	2,341	42,161
Franklin Covey Co.*	2,210	90,897
Heidrick & Struggles International, Inc.	3,907	151,826
HireQuest, Inc.(x)	1,027	14,542
Hudson Global, Inc.*	452	7,241
IBEX Holdings Ltd.*	1,744	34,845
ICF International, Inc.	5,821	970,885
Innodata, Inc.(x)*	5,317	89,166
Kelly Services, Inc., Class A	5,892	126,148
Mastech Digital, Inc.*	470	4,700
Mistras Group, Inc.*	4,061	46,174
RCM Technologies, Inc.*	1,106	22,430
Resources Connection, Inc.	6,215	60,286
Skillsoft Corp.*	767	11,888
Spire Global, Inc.(x)*	4,421	44,166
Steel Connect, Inc.*	666	7,026
TaskUS, Inc., Class A(x)*	45,523	588,157
TrueBlue, Inc.*	5,747	45,344
TTEC Holdings, Inc.	4,086	23,985
Where Food Comes From, Inc.(x)*	649	6,996
Willdan Group, Inc.*	43,317	1,773,831

		6,112,779

Trading Companies & Distributors (0.5%)
Alta Equipment Group, Inc.	5,146	34,684
BlueLinx Holdings, Inc.*	1,618	170,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
DXP Enterprises, Inc.*	2,430	$129,665
EVI Industries, Inc.	913	17,648
Hudson Technologies, Inc.*	8,610	71,807
Karat Packaging, Inc.	1,320	34,175
Titan Machinery, Inc.*	4,037	56,236
Transcat, Inc.*	1,755	211,951
Willis Lease Finance Corp.	558	83,036

		809,772

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	2,118	23,383

Total Industrials		24,800,942

Information Technology (16.6%)
Communications Equipment (0.7%)
ADTRAN Holdings, Inc.*	15,194	90,100
Applied Optoelectronics, Inc.(x)*	7,173	102,646
Aviat Networks, Inc.*	2,087	45,142
BK Technologies Corp.*	673	14,651
Cambium Networks Corp.(x)*	3,007	5,503
Clearfield, Inc.*	2,348	91,478
CommScope Holding Co., Inc.*	40,758	249,031
Comtech Telecommunications Corp.*	5,562	26,753
Digi International, Inc.*	6,952	191,389
Franklin Wireless Corp.*	1,953	8,945
Genasys, Inc.*	8,554	30,452
Inseego Corp.(x)*	1,902	31,060
KVH Industries, Inc.*	2,898	13,997
Lantronix, Inc.*	6,191	25,507
NETGEAR, Inc.*	5,443	109,187
Network-1 Technologies, Inc.	2,781	3,893
Ribbon Communications, Inc.*	18,054	58,675

		1,098,409

Electronic Equipment, Instruments & Components (3.0%)
908 Devices, Inc.*	4,932	17,114
Aeva Technologies, Inc.(x)*	4,686	15,417
Airgain, Inc.*	1,576	11,883
Arlo Technologies, Inc.*	125,949	1,525,242
Bel Fuse, Inc., Class A	361	35,894
Bel Fuse, Inc., Class B	1,966	154,351
Cepton, Inc.*	1,557	4,858
Climb Global Solutions, Inc.	817	81,324
Coda Octopus Group, Inc.(x)*	1,048	7,598
Daktronics, Inc.*	7,202	92,978
Evolv Technologies Holdings, Inc.(x)*	25,490	103,234
FARO Technologies, Inc.*	3,688	70,588
Frequency Electronics, Inc.	1,223	14,774
Identiv, Inc.(x)*	4,616	16,294
Interlink Electronics, Inc.*	435	1,579
Iteris, Inc.*	8,434	60,219
Key Tronic Corp.*	2,171	12,418
Kimball Electronics, Inc.*	4,626	85,627
LGL Group, Inc. (The)*	588	3,604
LightPath Technologies, Inc., Class A*	6,599	9,041
Lightwave Logic, Inc.(x)*	22,561	62,268
Luna Innovations, Inc.(x)*	6,957	16,349
MicroVision, Inc.(x)*	39,141	44,621
M-Tron Industries, Inc.*	469	19,553
MultiSensor AI Holdings, Inc.*	1,115	2,408
Neonode, Inc.(x)*	2,215	20,157
nLight, Inc.*	8,915	95,301
Nortech Systems, Inc.*	209	2,447
OSI Systems, Inc.*	11,358	1,724,485
Ouster, Inc.*	8,385	52,826
Powerfleet, Inc.*	18,408	92,040
Red Cat Holdings, Inc.(x)*	10,912	27,716
Research Frontiers, Inc.(x)*	5,506	12,058
RF Industries Ltd.*	2,034	8,299
Richardson Electronics Ltd.	2,352	29,024
ScanSource, Inc.*	4,706	226,029
SmartRent, Inc., Class A*	37,424	64,744
Sono-Tek Corp.*	1,906	7,681
Vishay Precision Group, Inc.*	2,291	59,337
Vuzix Corp.(x)*	12,686	14,843
Wrap Technologies, Inc.(x)*	6,317	9,476

		4,915,699

IT Services (1.4%)
Applied Digital Corp.(x)*	22,892	188,859
Backblaze, Inc., Class A*	7,899	50,475
BigBear.ai Holdings, Inc.(x)*	19,613	28,635
Brand Engagement Network, Inc.(x)*	711	739
Brightcove, Inc.*	8,746	18,891
Core Scientific, Inc.(x)*	34,517	409,372
Couchbase, Inc.*	7,568	121,996
Crexendo, Inc.*	2,275	10,556
CSP, Inc.(x)	1,302	16,913
Data Storage Corp.(x)*	838	3,159
Grid Dynamics Holdings, Inc.*	77,195	1,080,730
Hackett Group, Inc. (The)	4,938	129,721
Information Services Group, Inc.	7,393	24,397
Rackspace Technology, Inc.(x)*	12,741	31,216
Research Solutions, Inc.*	5,275	14,401
Tucows, Inc., Class A(x)*	1,539	32,150
Unisys Corp.*	12,731	72,312

		2,234,522

Semiconductors & Semiconductor Equipment (2.5%)
Aehr Test Systems(x)*	5,409	69,506
Alpha & Omega Semiconductor Ltd.*	4,547	168,785
Ambarella, Inc.*	7,444	419,879
Amtech Systems, Inc.*	2,307	13,381
Atomera, Inc.(x)*	4,839	12,727
AXT, Inc.*	7,628	18,460
CEVA, Inc.*	4,521	109,182
Credo Technology Group Holding Ltd.*	33,128	1,020,342
CVD Equipment Corp.*	957	3,168
Everspin Technologies, Inc.*	3,729	22,001
GCT Semiconductor Holding, Inc.(x)*	1,564	5,239
GSI Technology, Inc.(x)*	3,406	10,388
Ichor Holdings Ltd.*	6,406	203,775
Impinj, Inc.(x)*	6,067	1,313,627
indie Semiconductor, Inc., Class A(x)*	31,916	127,345
inTEST Corp.*	2,513	18,345
Kopin Corp.(x)*	21,917	15,999
Navitas Semiconductor Corp., Class A(x)*	24,407	59,797
NVE Corp.	942	75,237
Pixelworks, Inc.(x)*	10,741	7,626
QuickLogic Corp.(x)*	2,718	20,847
Rigetti Computing, Inc.(x)*	26,601	20,831
SkyWater Technology, Inc.(x)*	5,308	48,197
SMART Global Holdings, Inc.*	10,102	211,637

		3,996,321

Software (8.8%)
8x8, Inc.*	23,930	48,817
A10 Networks, Inc.	13,622	196,702
Agilysys, Inc.*	17,622	1,920,269
Airship AI Holdings, Inc.(x)*	1,182	2,719
Alkami Technology, Inc.*	59,649	1,881,329
American Software, Inc., Class A	6,075	67,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arteris, Inc.*	5,353	$41,325
AudioEye, Inc.(x)*	1,334	30,482
authID, Inc.*	1,542	9,699
Aware, Inc.*	2,352	4,398
Bit Digital, Inc.(x)*	23,477	82,404
Blend Labs, Inc., Class A*	45,007	168,776
BTCS, Inc.(r)*	650	—
Cellebrite DI Ltd.(x)*	89,322	1,504,182
Cerence, Inc.(x)*	7,585	23,893
Cipher Mining, Inc.(x)*	34,645	134,076
Consensus Cloud Solutions, Inc.*	3,503	82,496
CoreCard Corp.*	1,114	16,175
CS Disco, Inc.*	5,486	32,258
CXApp, Inc.(x)*	1,510	2,537
Daily Journal Corp.*	266	130,367
Dave, Inc.*	1,498	59,860
Digimarc Corp.(x)*	2,956	79,457
Digital Turbine, Inc.*	18,042	55,389
Domo, Inc., Class B*	6,607	49,619
D-Wave Quantum, Inc.(x)*	18,072	17,763
eGain Corp.*	3,794	19,349
Expensify, Inc., Class A*	11,696	22,924
Gryphon Digital Mining, Inc.(x)*	7,021	4,784
Hut 8 Corp.(x)*	15,717	192,690
Intellicheck, Inc.(x)*	3,826	8,302
Issuer Direct Corp.*	703	8,401
Kaltura, Inc.*	19,772	26,890
Life360, Inc.(x)*	21,850	859,797
Mercurity Fintech Holding, Inc.(x)*	11,400	19,722
Mitek Systems, Inc.*	9,080	78,724
NextNav, Inc.(x)*	14,528	108,815
ON24, Inc.*	5,181	31,708
OneSpan, Inc.*	7,386	123,125
Ooma, Inc.*	4,769	54,319
Pagaya Technologies Ltd., Class A(x)*	9,080	95,976
Phunware, Inc.(x)*	1,665	5,694
Porch Group, Inc.*	15,591	23,932
Prairie Operating Co.*	858	7,516
QXO, Inc.	91	1,435
reAlpha Tech Corp.*	2,340	2,972
Red Violet, Inc.*	2,089	59,432
Rekor Systems, Inc.(x)*	14,715	17,364
ReposiTrak, Inc.(x)	2,299	42,463
Rimini Street, Inc.*	11,074	20,487
Roadzen, Inc.(x)*	3,000	3,570
Sapiens International Corp. NV	28,756	1,071,736
Silvaco Group, Inc.*	1,153	16,488
SoundHound AI, Inc., Class A(x)*	56,930	265,294
SoundThinking, Inc.*	1,959	22,705
SRAX, Inc.(x)*	4,308	—
Stronghold Digital Mining, Inc., Class A*	2,453	12,388
Synchronoss Technologies, Inc.*	1,761	26,212
Telos Corp.*	10,447	37,505
Terawulf, Inc.(x)*	45,175	211,419
Upland Software, Inc.*	4,555	11,342
Veritone, Inc.(x)*	5,211	18,707
Viant Technology, Inc., Class A*	2,944	32,590
Weave Communications, Inc.*	101,396	1,297,869
WM Technology, Inc.*	17,226	14,987
Xperi, Inc.*	8,731	80,674
Yext, Inc.*	20,454	141,542
Zeta Global Holdings Corp., Class A*	82,434	2,459,006

		14,203,826

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,212	16,313
CompoSecure, Inc., Class A(x)	4,788	67,128
CPI Card Group, Inc.*	958	26,661
Eastman Kodak Co.*	11,993	56,607
Immersion Corp.	5,880	52,450
Intevac, Inc.*	5,420	18,428
One Stop Systems, Inc.(x)*	3,795	9,070
TransAct Technologies, Inc.*	1,511	7,343
Turtle Beach Corp.*	3,411	52,325

		306,325

Total Information Technology		26,755,102

Materials (2.3%)
Chemicals (1.3%)
AdvanSix, Inc.	4,879	148,224
Alto Ingredients, Inc.*	13,950	22,460
American Vanguard Corp.	4,827	25,583
Arq, Inc.*	4,752	27,894
ASP Isotopes, Inc.(x)*	9,640	26,799
Aspen Aerogels, Inc.*	50,581	1,400,588
Core Molding Technologies, Inc.*	1,454	25,023
Flotek Industries, Inc.*	3,523	17,545
Intrepid Potash, Inc.*	2,149	51,576
Koppers Holdings, Inc.	3,965	144,841
Northern Technologies International Corp.(x)	1,631	20,045
Rayonier Advanced Materials, Inc.*	12,338	105,613
Trinseo plc(x)	6,733	34,406
Valhi, Inc.	444	14,816

		2,065,413

Construction Materials (0.0%)†
Smith-Midland Corp.*	887	29,617

Containers & Packaging (0.1%)
Myers Industries, Inc.	7,129	98,523
Ranpak Holdings Corp., Class A*	8,306	54,238

		152,761

Metals & Mining (0.8%)
5E Advanced Materials, Inc.(x)*	8,419	4,546
American Battery Technology Co.(x)*	9,687	10,365
Ampco-Pittsburgh Corp.*	2,567	5,134
Ascent Industries Co.*	1,527	14,812
Caledonia Mining Corp. plc	3,193	47,767
Contango ORE, Inc.(x)*	1,999	38,501
Critical Metals Corp.*	1,466	10,907
Dakota Gold Corp.*	13,673	32,268
Friedman Industries, Inc.	1,305	20,906
Haynes International, Inc.	2,468	146,945
Hycroft Mining Holding Corp., Class A(x)*	3,888	9,720
i-80 Gold Corp.*	60,643	70,346
Idaho Strategic Resources, Inc.*	2,125	34,149
Ivanhoe Electric, Inc.(x)*	16,081	136,045
Lifezone Metals Ltd.(x)*	7,217	50,519
Metallus, Inc.*	8,294	123,000
NioCorp Developments Ltd.*	5,407	11,787
Olympic Steel, Inc.	1,926	75,114
Perpetua Resources Corp.(x)*	7,450	69,658
Piedmont Lithium, Inc.(x)*	3,544	31,648
Radius Recycling, Inc.	5,081	94,202
Ramaco Resources, Inc., Class A(x)	5,167	60,454
Ramaco Resources, Inc., Class B	984	10,588
SunCoke Energy, Inc.	16,262	141,154
Tredegar Corp.*	5,119	37,318
Universal Stainless & Alloy Products, Inc.*	1,702	65,748
US Gold Corp.*	1,814	10,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
US Goldmining, Inc.*	339	$2,732

		1,366,872

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,149	89,873
Glatfelter Corp.*	8,829	15,892

		105,765

Total Materials		3,720,428

Real Estate (1.9%)
Diversified REITs (0.3%)
Alpine Income Property Trust, Inc. (REIT)	2,308	42,006
CTO Realty Growth, Inc. (REIT)	4,260	81,025
Gladstone Commercial Corp. (REIT)	7,793	126,558
Modiv Industrial, Inc. (REIT), Class C	1,924	32,323
NexPoint Diversified Real Estate Trust (REIT)	6,414	40,087
One Liberty Properties, Inc. (REIT)	2,964	81,629

		403,628

Health Care REITs (0.3%)
Diversified Healthcare Trust (REIT)	42,593	178,465
Global Medical REIT, Inc. (REIT)	11,851	117,443
Strawberry Fields REIT, Inc. (REIT)	1,174	14,898
Universal Health Realty Income Trust (REIT)	2,511	114,878

		425,684

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)*	7,891	5,906
Braemar Hotels & Resorts, Inc. (REIT)	12,870	39,768
Chatham Lodging Trust (REIT)	9,365	79,790

		125,464

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	12,582	59,890
Plymouth Industrial REIT, Inc. (REIT)	7,824	176,823

		236,713

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	7,772	45,388
Creative Media & Community Trust Corp. (REIT)	2,845	1,398
Franklin Street Properties Corp. (REIT)	18,602	32,926
NET Lease Office Properties (REIT)(x)	2,921	89,441
Office Properties Income Trust (REIT)	9,516	20,745
Orion Office REIT, Inc. (REIT)	10,611	42,444
Peakstone Realty Trust (REIT)(x)	7,137	97,277
Postal Realty Trust, Inc. (REIT), Class A	4,134	60,522

		390,141

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.(x)*	258	4,525
AMREP Corp.*	505	14,993
Comstock Holding Cos., Inc., Class A*	423	4,226
Douglas Elliman, Inc.*	14,437	26,420
Fathom Holdings, Inc.(x)*	1,943	5,032
FRP Holdings, Inc.*	2,646	79,010
JW Mays, Inc.*	69	3,171
Maui Land & Pineapple Co., Inc.*	1,506	33,810
Offerpad Solutions, Inc.(x)*	2,118	8,599
Rafael Holdings, Inc., Class B*	2,216	4,299
RE/MAX Holdings, Inc., Class A*	3,498	43,550
Real Brokerage, Inc. (The)*	18,567	103,047
Star Holdings*	2,527	34,974
Stratus Properties, Inc.*	1,090	28,329
Tejon Ranch Co.*	4,068	71,393
Transcontinental Realty Investors, Inc.*	109	3,138

		468,516

Residential REITs (0.2%)
Bluerock Homes Trust, Inc. (REIT)	728	10,884
BRT Apartments Corp. (REIT)	2,150	37,797
Clipper Realty, Inc. (REIT)	2,013	11,474
UMH Properties, Inc. (REIT)	12,615	248,137

		308,292

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)(x)	4,378	110,325
NETSTREIT Corp. (REIT)(x)	15,124	250,000
Whitestone REIT (REIT)	9,543	129,117

		489,442

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT)(x)	8,662	90,518
Gladstone Land Corp. (REIT)	6,321	87,862
Global Self Storage, Inc. (REIT)	2,068	10,774

		189,154

Total Real Estate		3,037,034

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	2,559	41,584

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,718	38,775

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	15,161	48,212
Spruce Power Holding Corp.(x)*	3,458	9,821

		58,033

Multi-Utilities (0.1%)
Unitil Corp.	3,036	183,921

Water Utilities (0.2%)
Cadiz, Inc.(x)*	8,014	24,282
Consolidated Water Co. Ltd.	2,946	74,268
Global Water Resources, Inc.	2,441	30,732
Pure Cycle Corp.*	4,136	44,545
York Water Co. (The)	2,695	100,955

		274,782

Total Utilities		597,095

Total Common Stocks (98.8%) (Cost $144,941,802)		159,512,995

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Empire Petroleum Corp., expiring 10/16/24*	2,872	36

Total Energy		36

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,755	—
Icosavax, Inc., CVR *	4,644	1,393
Inhibrx, Inc., CVR(r)*	5,676	2,756

		4,149

Pharmaceuticals (0.0%)
Imara, Inc., CVR(r)*	2,426	—

Total Health Care		4,149

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	411	325

Total Industrials		325

Total Rights (0.0%)† (Cost $3,836)		4,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29*	574	$1,877

Total Health Care		1,877

Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27*	1,536	51

Total Real Estate		51

Total Warrants (0.0%)† (Cost $—)		1,928

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,600,000	1,600,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	1,600,000	1,600,000
Fidelity Government Portfolio, Institutional Shares 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	5,463,600	5,463,600
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		10,663,600

Total Short-Term Investments (6.6%) (Cost $10,663,600)		10,663,600

Total Investments in Securities (105.4%) (Cost $155,609,238)		170,183,033
Other Assets Less Liabilities (-5.4%)		(8,767,200)

Net Assets (100%)		$161,415,833

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $103,683 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $15,032,018. This was collateralized by $4,970,183 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/15/24 – 5/15/54 and by cash of $10,663,600 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	55	12/2024	USD	618,530	10,836

					10,836

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,143,024	$—		$—		$5,143,024
Consumer Discretionary	14,431,152	13,838		—	(a)	14,444,990
Consumer Staples	8,287,276	—		—		8,287,276
Energy	3,263,492	—	(a)	—		3,263,492
Financials	21,647,673	20,502		—		21,668,175
Health Care	47,786,888	—		8,549		47,795,437
Industrials	24,800,942	—		—	(a)	24,800,942
Information Technology	26,755,102	—	(a)	—	(a)	26,755,102
Materials	3,720,428	—		—		3,720,428
Real Estate	3,037,034	—		—		3,037,034
Utilities	597,095	—		—		597,095
Futures	10,836	—		—		10,836
Rights
Energy	—	36		—		36
Health Care	—	1,393		2,756		4,149
Industrials	—	—		325		325
Short-Term Investments
Investment Companies	10,663,600	—		—		10,663,600
Warrants
Health Care	—	1,877		—		1,877
Real Estate	51	—		—		51

Total Assets	$170,144,593	$37,646		$11,630		$170,193,869

Total Liabilities	$—	$—		$—		$—

Total	$170,144,593	$37,646		$11,630		$170,193,869

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,558,605
Aggregate gross unrealized depreciation	(22,436,885)

Net unrealized appreciation	$13,121,720

Federal income tax cost of investments in securities and derivative instruments, if applicable	$157,072,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Food, Beverage & Tobacco (1.5%)
Agricultural Products & Services (1.5%)
Archer-Daniels-Midland Co.	5,189	$309,991
Bunge Global SA	1,486	143,607
Wilmar International Ltd.	20,644	53,808

		507,406

Total Food, Beverage & Tobacco		507,406

Energy (64.0%)
Coal & Consumable Fuels (0.7%)
Cameco Corp.	4,561	217,891

Integrated Oil & Gas (45.1%)
BP plc	173,473	908,449
Cenovus Energy, Inc.	14,613	244,405
Chevron Corp.	18,374	2,705,939
Eni SpA	24,128	367,472
Equinor ASA	8,793	222,222
Exxon Mobil Corp.	47,078	5,518,483
Galp Energia SGPS SA	4,877	91,204
Imperial Oil Ltd.	1,968	138,456
Occidental Petroleum Corp.	6,979	359,698
OMV AG	1,546	66,015
Repsol SA	12,776	168,455
Shell plc	66,132	2,144,068
Suncor Energy, Inc.	13,390	494,236
TotalEnergies SE	22,646	1,474,691

		14,903,793

Oil & Gas Exploration & Production (18.2%)
Aker BP ASA	3,316	71,078
APA Corp.	3,896	95,296
ARC Resources Ltd.	6,272	106,014
Canadian Natural Resources Ltd.	22,331	741,532
Chesapeake Energy Corp.(x)	2,131	175,275
Chord Energy Corp.	655	85,301
ConocoPhillips	12,219	1,286,416
Coterra Energy, Inc.	7,810	187,050
Devon Energy Corp.	6,586	257,644
Diamondback Energy, Inc.	1,991	343,248
EOG Resources, Inc.	6,031	741,391
EQT Corp.	5,930	217,275
Hess Corp.	2,910	395,178
Inpex Corp.	9,933	133,937
Marathon Oil Corp.	5,919	157,623
MEG Energy Corp.	2,835	53,264
Ovintiv, Inc.	2,802	107,345
Santos Ltd.	34,085	165,424
Texas Pacific Land Corp.	205	181,372
Tourmaline Oil Corp.	3,506	162,824
Woodside Energy Group Ltd.	19,926	347,151

		6,011,638

Total Energy		21,133,322

Materials (34.3%)
Aluminum (0.3%)
Norsk Hydro ASA	14,759	95,746

Copper (3.1%)
Antofagasta plc	4,138	111,365
First Quantum Minerals Ltd.*	7,440	101,441
Freeport-McMoRan, Inc.	15,075	752,544
Lundin Mining Corp.	6,929	72,597

		1,037,947

Diversified Metals & Mining (14.3%)
Anglo American plc	13,335	433,048
BHP Group Ltd.	53,224	1,691,163
Boliden AB	2,870	97,354
Glencore plc	110,173	629,984
Ivanhoe Mines Ltd., Class A*	7,057	104,985
Mineral Resources Ltd.	1,856	66,775
Pilbara Minerals Ltd.(x)*	30,011	67,846
Rio Tinto Ltd.	3,896	347,812
Rio Tinto plc	11,831	838,167
South32 Ltd.	47,534	123,892
Sumitomo Metal Mining Co. Ltd.	2,596	77,505
Teck Resources Ltd., Class B	4,829	252,224

		4,730,755

Fertilizers & Agricultural Chemicals (3.2%)
CF Industries Holdings, Inc.	1,918	164,565
Corteva, Inc.	7,314	429,990
ICL Group Ltd.	8,123	34,602
Mosaic Co. (The)	3,373	90,329
Nutrien Ltd.(x)	5,191	249,446
OCI NV	1,109	31,578
Yara International ASA	1,738	55,024

		1,055,534

Forest Products (0.5%)
Svenska Cellulosa AB SCA, Class B	6,360	92,652
West Fraser Timber Co. Ltd.	579	56,413

		149,065

Gold (6.9%)
Agnico Eagle Mines Ltd.	5,228	421,154
Barrick Gold Corp.	18,428	366,530
Endeavour Mining plc	1,927	45,626
Franco-Nevada Corp.	2,018	250,644
Kinross Gold Corp.	12,898	120,831
Newmont Corp.	12,102	646,852
Northern Star Resources Ltd.	12,060	133,153
Wheaton Precious Metals Corp.	4,757	290,531

		2,275,321

Paper Products (1.2%)
Holmen AB, Class B	800	34,612
Mondi plc	4,632	87,999
Stora Enso OYJ, Class R	6,109	78,203
UPM-Kymmene OYJ	5,601	187,479

		388,293

Silver (0.2%)
Pan American Silver Corp.	3,809	79,534

Steel (4.6%)
ArcelorMittal SA	4,922	128,974
BlueScope Steel Ltd.	4,618	70,877
Fortescue Ltd.	17,772	254,088
JFE Holdings, Inc.(x)	6,045	80,691
Nippon Steel Corp.(x)	9,081	202,060
Nucor Corp.	2,516	378,255
Reliance, Inc.	603	174,394
Steel Dynamics, Inc.	1,567	197,567
voestalpine AG	1,124	29,253

		1,516,159

Total Materials		11,328,354

Total Common Stocks (99.8%) (Cost $26,350,653)		32,969,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	323,951	$323,951

Total Short-Term Investments (1.0%) (Cost $323,951)		323,951

Total Investments in Securities (100.8%) (Cost $26,674,604)		33,293,033
Other Assets Less Liabilities (-0.8%)		(263,203)

Net Assets (100%)		$33,029,830

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $433,740. This was collateralized by $133,381 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/15/24 – 5/15/54 and by cash of $323,951 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	14.3%
Austria	0.5
Brazil	1.0
Burkina Faso	0.1
Canada	12.3
Chile	0.6
China	0.2
Finland	0.8
France	4.5
Israel	0.1
Italy	1.1
Japan	1.5
Luxembourg	0.4
Netherlands	0.1
Norway	1.2
Portugal	0.3
South Africa	1.3
Spain	0.5
Sweden	0.7
United States	59.0
Zambia	0.3
Cash and Other	(0.8)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Food, Beverage & Tobacco	$453,598	$53,808	$—	$507,406
Energy	14,973,156	6,160,166	—	21,133,322
Materials	5,200,826	6,127,528	—	11,328,354
Short-Term Investment
Investment Company	323,951	—	—	323,951

Total Assets	$20,951,531	$12,341,502	$—	$33,293,033

Total Liabilities	$—	$—	$—	$—

Total	$20,951,531	$12,341,502	$—	$33,293,033

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,545,445
Aggregate gross unrealized depreciation	(1,427,208)

Net unrealized appreciation	$6,118,237

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,174,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	5,460	$62,898

Total Health Care		62,898

Information Technology (0.4%)
Internet Services & Infrastructure (0.4%)
NEXTDC Ltd.*	12,223	147,882

Total Information Technology		147,882

Real Estate (98.6%)
Data Center REITs (7.2%)
Digital Core REIT Management Pte. Ltd. (REIT)	17,920	11,021
Digital Realty Trust, Inc. (REIT)	6,571	1,063,385
Equinix, Inc. (REIT)	1,928	1,711,351
Keppel DC REIT (REIT)	26,098	44,063

		2,829,820

Diversified Real Estate Activities (4.5%)
Allreal Holding AG (Registered)	297	55,726
City Developments Ltd.	9,292	39,041
Heiwa Real Estate Co. Ltd.	495	14,052
Mitsubishi Estate Co. Ltd.	21,927	344,562
Mitsui Fudosan Co. Ltd.	54,605	508,342
New World Development Co. Ltd.	28,996	35,994
Nomura Real Estate Holdings, Inc.	2,168	57,788
Peach Property Group AG(x)*	327	3,755
Sumitomo Realty & Development Co. Ltd.	8,581	286,939
Sun Hung Kai Properties Ltd.	28,759	316,488
Tokyo Tatemono Co. Ltd.	3,952	63,147
UOL Group Ltd.	10,038	43,424

		1,769,258

Diversified REITs (6.3%)
Abrdn Property Income Trust Ltd. (REIT)	7,761	6,340
Activia Properties, Inc. (REIT)	14	31,852
AEW UK REIT plc (REIT)(m)	3,222	4,239
Alexander & Baldwin, Inc. (REIT)	1,469	28,205
American Assets Trust, Inc. (REIT)	967	25,838
Argosy Property Ltd. (REIT)	17,089	11,399
Armada Hoffler Properties, Inc. (REIT)	1,339	14,501
British Land Co. plc (The) (REIT)	18,880	109,902
Broadstone Net Lease, Inc. (REIT)	3,807	72,143
Charter Hall Group (REIT)	9,602	106,014
Charter Hall Long Wale REIT (REIT)	13,430	37,139
Covivio SA (REIT)	1,099	66,734
Cromwell European REIT (REIT)(m)	6,013	10,709
Custodian Property Income Reit plc (REIT)	8,283	9,457
Daiwa House REIT Investment Corp. (REIT)	45	73,735
Empire State Realty Trust, Inc. (REIT), Class A	2,705	29,971
Essential Properties Realty Trust, Inc. (REIT)	3,542	120,959
Global Net Lease, Inc. (REIT)	4,053	34,126
GPT Group (The) (REIT)	39,041	134,415
Growthpoint Properties Australia Ltd. (REIT)	5,530	10,208
H&R REIT (REIT)	5,251	44,417
Hankyu Hanshin REIT, Inc. (REIT)	14	12,059
Heiwa Real Estate REIT, Inc. (REIT)	21	18,922
Hulic Reit, Inc. (REIT)	26	25,145
Icade (REIT)	663	19,587
KDX Realty Investment Corp. (REIT)	81	85,213
Land Securities Group plc (REIT)	15,171	132,041
LondonMetric Property plc (REIT)	40,237	110,172
Merlin Properties SOCIMI SA (REIT)	8,908	112,744
Mirvac Group (REIT)	80,329	119,401
Mori Trust Reit, Inc. (REIT)	51	23,136
NIPPON REIT Investment Corp. (REIT)	9	20,289
Nomura Real Estate Master Fund, Inc. (REIT)	91	90,478
NTT UD REIT Investment Corp. (REIT)	29	23,143
OUE REIT (REIT)	44,263	11,021
Schroder REIT Ltd. (REIT)	9,957	6,896
Sekisui House Reit, Inc. (REIT)	84	44,418
SK REITs Co. Ltd. (REIT)	3,723	14,662
Star Asia Investment Corp. (REIT)	45	16,657
Stockland (REIT)	48,610	176,098
Stride Property Group (REIT)	11,338	10,084
Sunlight REIT (REIT)	19,781	5,064
Suntec REIT (REIT)	43,478	44,992
Takara Leben Real Estate Investment Corp. (REIT)	16	9,819
Tokyu REIT, Inc. (REIT)	19	20,504
United Urban Investment Corp. (REIT)	60	57,652
WP Carey, Inc. (REIT)	4,407	274,556

		2,467,056

Health Care REITs (9.9%)
Aedifica SA (REIT)	969	67,847
Alexandria Real Estate Equities, Inc. (REIT)	3,524	418,475
American Healthcare REIT, Inc. (REIT)	1,312	34,243
Assura plc (REIT)	60,307	34,267
CareTrust REIT, Inc. (REIT)	2,879	88,846
Cofinimmo SA (REIT)	749	55,027
Health Care & Medical Investment Corp. (REIT)(x)	7	5,742
Healthcare Realty Trust, Inc. (REIT), Class A	7,732	140,336
HealthCo REIT (REIT)	9,094	7,324
Healthpeak Properties, Inc. (REIT)	14,212	325,028
Impact Healthcare REIT plc (REIT), Class B(m)	6,504	8,026
Life Science Reit plc (REIT)	7,130	3,718
LTC Properties, Inc. (REIT)	867	31,810
Medical Properties Trust, Inc. (REIT)(x)	12,071	70,615
National Health Investors, Inc. (REIT)(x)	845	71,031
NorthWest Healthcare Properties REIT (REIT)	4,506	18,924
Omega Healthcare Investors, Inc. (REIT)	5,018	204,233
Parkway Life REIT (REIT)	7,500	24,509
Primary Health Properties plc (REIT)	26,716	36,432
Sabra Health Care REIT, Inc. (REIT)	4,671	86,927
Sila Realty Trust, Inc. (REIT)(x)	1,159	29,311
Target Healthcare REIT plc (REIT)	12,623	15,189
Ventas, Inc. (REIT)	8,204	526,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Welltower, Inc. (REIT)	12,268	$1,570,672

		3,874,655

Hotel & Resort REITs (2.4%)
Apple Hospitality REIT, Inc. (REIT)	4,601	68,325
CapitaLand Ascott Trust (REIT)	50,175	38,063
CDL Hospitality Trusts (REIT)	18,277	14,505
DiamondRock Hospitality Co. (REIT)	4,247	37,076
Far East Hospitality Trust (REIT)	20,469	10,193
Hoshino Resorts REIT, Inc. (REIT)(x)	6	20,476
Host Hotels & Resorts, Inc. (REIT)	14,176	249,498
Hotel Property Investments Ltd. (REIT)	3,966	10,172
Invincible Investment Corp. (REIT)	156	67,404
Japan Hotel REIT Investment Corp. (REIT)	104	51,738
Park Hotels & Resorts, Inc. (REIT)	4,223	59,544
Pebblebrook Hotel Trust (REIT)	2,410	31,884
RLJ Lodging Trust (REIT)	3,076	28,238
Ryman Hospitality Properties, Inc. (REIT)	1,184	126,972
Service Properties Trust (REIT)	3,330	15,185
Summit Hotel Properties, Inc. (REIT)	2,118	14,529
Sunstone Hotel Investors, Inc. (REIT)	4,105	42,364
Xenia Hotels & Resorts, Inc. (REIT)	2,058	30,397

		916,563

Industrial REITs (15.8%)
Advance Logistics Investment Corp. (REIT)	13	10,945
AIMS APAC REIT (REIT)	12,893	13,242
Americold Realty Trust, Inc. (REIT)	5,779	163,372
ARGAN SA (REIT)	249	20,428
CapitaLand Ascendas REIT (REIT)	72,387	161,079
Centuria Industrial REIT (REIT)	10,684	23,636
CRE Logistics REIT, Inc. (REIT)	12	12,457
Dexus Industria REIT (REIT)	4,309	8,639
Dream Industrial REIT (REIT)	5,569	59,460
EastGroup Properties, Inc. (REIT)	983	183,644
ESR Kendall Square REIT Co. Ltd. (REIT)	2,450	9,349
ESR-LOGOS REIT (REIT)	125,247	28,260
First Industrial Realty Trust, Inc. (REIT)	2,686	150,362
Frasers Logistics & Commercial Trust (REIT)(m)	58,769	52,585
GLP J-REIT (REIT)	94	86,789
Goodman Group (REIT)	37,974	971,111
Goodman Property Trust (REIT)	21,279	27,781
Granite REIT (REIT)	1,284	77,499
Industrial & Infrastructure Fund Investment Corp. (REIT)	47	39,111
Innovative Industrial Properties, Inc. (REIT)	569	76,587
Japan Logistics Fund, Inc. (REIT)	18	34,328
LaSalle Logiport REIT (REIT)	38	37,888
Lineage, Inc. (REIT)(x)	1,253	98,210
LXP Industrial Trust (REIT)	5,867	58,963
Mapletree Industrial Trust (REIT)	40,399	76,382
Mapletree Logistics Trust (REIT)	67,766	76,980
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	10	25,674
Mitsui Fudosan Logistics Park, Inc. (REIT)	11	32,489
Montea NV (REIT)	374	31,099
Nippon Prologis REIT, Inc. (REIT)	50	85,650
Prologis, Inc. (REIT)	18,816	2,376,084
Rexford Industrial Realty, Inc. (REIT)	4,386	220,660
Segro plc (REIT)	27,528	321,663
SOSiLA Logistics REIT, Inc. (REIT)	14	11,280
STAG Industrial, Inc. (REIT)	3,680	143,851
Terreno Realty Corp. (REIT)	1,928	128,848
Tritax Big Box REIT plc (REIT)	50,186	106,750
Urban Logistics REIT plc (REIT)	9,381	15,828
Warehouse Reit plc (REIT)(m)	8,074	9,488
Warehouses De Pauw CVA (REIT)	3,487	92,924

		6,161,375

Multi-Family Residential REITs (8.7%)
Advance Residence Investment Corp. (REIT)	27	63,214
Apartment Investment and Management Co. (REIT), Class A*	2,871	25,954
AvalonBay Communities, Inc. (REIT)	2,886	650,071
Boardwalk REIT (REIT)	828	52,443
Camden Property Trust (REIT)	2,104	259,907
Canadian Apartment Properties REIT (REIT)	3,399	138,202
Care Property Invest NV (REIT)	752	12,021
Centerspace (REIT)	308	21,705
Comforia Residential REIT, Inc. (REIT)	14	31,560
Daiwa Securities Living Investments Corp. (REIT)	40	27,024
Elme Communities (REIT)	1,794	31,556
Empiric Student Property plc (REIT)	11,943	15,552
Equity Residential (REIT)	7,685	572,225
Essex Property Trust, Inc. (REIT)	1,299	383,751
Home Invest Belgium SA (REIT)	224	4,643
Home Reit plc (REIT)(r)*	17,110	—
Independence Realty Trust, Inc. (REIT)	4,562	93,521
Ingenia Communities Group (REIT)	7,507	26,106
InterRent REIT (REIT)	2,747	25,795
Irish Residential Properties REIT plc (REIT)	9,046	9,053
Killam Apartment REIT (REIT)	2,374	36,844
Mid-America Apartment Communities, Inc. (REIT)	2,362	375,322
NexPoint Residential Trust, Inc. (REIT)	458	20,157
Nippon Accommodations Fund, Inc. (REIT)	9	39,951
Residential Secure Income plc (REIT)(m)	3,771	2,763
Samty Residential Investment Corp. (REIT)	9	6,293
Starts Proceed Investment Corp. (REIT)	5	6,707
Triple Point Social Housing REIT plc (REIT)(m)	7,407	6,417
UDR, Inc. (REIT)	6,678	302,781
UNITE Group plc (The) (REIT)	8,336	104,761
Veris Residential, Inc. (REIT)	1,584	28,290
Xior Student Housing NV (REIT)(m)	750	28,260

		3,402,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (5.3%)
Abacus Group (REIT)	10,266	$8,765
Allied Properties REIT (REIT)	2,576	38,513
Brandywine Realty Trust (REIT)	3,420	18,605
BXP, Inc. (REIT)	3,194	256,989
Centuria Office REIT (REIT)	9,412	8,264
Champion REIT (REIT)	37,814	9,291
CLS Holdings plc (REIT)	3,060	3,805
COPT Defense Properties (REIT)	2,272	68,910
Cousins Properties, Inc. (REIT)	3,080	90,798
Cromwell Property Group (REIT)	25,572	7,956
Daiwa Office Investment Corp. (REIT)	11	23,152
Derwent London plc (REIT)	2,283	73,315
Dexus (REIT)	21,920	114,870
Douglas Emmett, Inc. (REIT)	3,260	57,278
Easterly Government Properties, Inc. (REIT), Class A	1,959	26,603
Gecina SA (REIT)	1,053	121,200
Global One Real Estate Investment Corp. (REIT)	21	14,509
Great Portland Estates plc (REIT)	7,148	34,021
Helical plc (REIT)	2,414	7,262
Highwoods Properties, Inc. (REIT)	2,121	71,075
Hudson Pacific Properties, Inc. (REIT)	2,760	13,193
Ichigo Office REIT Investment Corp. (REIT)	20	11,592
Inmobiliaria Colonial SOCIMI SA (REIT)(x)	7,581	52,574
Japan Excellent, Inc. (REIT)	25	21,204
Japan Prime Realty Investment Corp. (REIT)	19	46,071
Japan Real Estate Investment Corp. (REIT)(x)	27	107,267
JBG SMITH Properties (REIT)	1,686	29,471
JR Global REIT (REIT)	2,360	6,389
Keppel REIT (REIT)	47,938	35,620
Kilroy Realty Corp. (REIT)	2,377	91,990
Mirai Corp. (REIT)	38	11,541
Mori Hills REIT Investment Corp. (REIT)	32	28,343
Nippon Building Fund, Inc. (REIT)	155	142,139
NSI NV (REIT)	395	9,058
One REIT, Inc. (REIT)	5	8,631
Orix JREIT, Inc. (REIT)	54	57,710
Paramount Group, Inc. (REIT)	3,724	18,322
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,492	25,169
Precinct Properties Group (REIT)	27,084	21,680
Prosperity REIT (REIT)	23,999	4,291
Regional REIT Ltd. (REIT)(m)	3,350	6,091
Sankei Real Estate, Inc. (REIT)	9	5,235
Shinhan Alpha REIT Co. Ltd. (REIT)	1,420	6,645
SL Green Realty Corp. (REIT)(x)	1,320	91,885
Vornado Realty Trust (REIT)	3,564	140,422
Workspace Group plc (REIT)	2,805	24,376

		2,072,090

Other Specialized REITs (4.8%)
Arena REIT (REIT)	7,848	22,571
Charter Hall Social Infrastructure REIT (REIT)	6,903	13,601
EPR Properties (REIT)	1,519	74,492
Four Corners Property Trust, Inc. (REIT)	1,852	54,282
Gaming and Leisure Properties, Inc. (REIT)	5,298	272,582
Iron Mountain, Inc. (REIT)	5,923	703,830
Safehold, Inc. (REIT)	1,045	27,411
VICI Properties, Inc. (REIT), Class A	21,210	706,505

		1,875,274

Real Estate Development (0.2%)
Lifestyle Communities Ltd.	2,228	12,985
Sino Land Co. Ltd.	72,333	79,369

		92,354

Real Estate Operating Companies (7.3%)
Abrdn European Logistics Income plc (REIT)(m)	8,208	6,694
Aeon Mall Co. Ltd.	1,828	26,595
Amot Investments Ltd.	4,395	18,969
Aroundtown SA*	13,907	43,702
Atrium Ljungberg AB, Class B	908	21,994
Azrieli Group Ltd.	745	51,840
CA Immobilien Anlagen AG	693	20,720
CapitaLand Investment Ltd.	46,810	113,633
Castellum AB(x)*	8,693	127,410
Catena AB	747	42,661
Cibus Nordic Real Estate AB publ	1,148	19,906
Citycon OYJ*	1,833	8,492
Corem Property Group AB, Class B	10,428	10,648
Deutsche EuroShop AG	368	8,951
Deutsche Wohnen SE	1,002	27,717
Dios Fastigheter AB	1,801	15,526
Entra ASA(m)*	1,451	18,865
Fabege AB	5,107	50,588
Fastighets AB Balder, Class B*	12,916	113,468
FastPartner AB, Class A	1,052	8,577
Grainger plc	15,093	49,538
Grand City Properties SA*	1,290	18,151
Hongkong Land Holdings Ltd.	22,282	81,775
Hufvudstaden AB, Class A	2,184	29,827
Hulic Co. Ltd.	8,391	84,917
Hysan Development Co. Ltd.	12,280	21,231
Intershop Holding AG	111	15,659
Kennedy-Wilson Holdings, Inc.	2,295	25,360
Kojamo OYJ*	3,217	36,848
LEG Immobilien SE	1,510	157,631
Logistea AB, Class B*	3,795	6,913
Melisron Ltd.	512	38,744
Mobimo Holding AG (Registered)	145	46,686
NP3 Fastigheter AB	516	13,515
Nyfosa AB	3,229	38,281
Pandox AB, Class B	1,797	35,919
Platzer Fastigheter Holding AB, Class B	1,098	11,936
PSP Swiss Property AG (Registered)	919	134,535
Sagax AB, Class B	4,366	124,327
Samhallsbyggnadsbolaget i Norden AB(x)	23,532	16,973
Sirius Real Estate Ltd. (REIT)	30,487	39,781
StorageVault Canada, Inc.	4,790	18,311
Swire Properties Ltd.	21,382	43,953
Swiss Prime Site AG (Registered)	1,556	174,380
TAG Immobilien AG*	3,083	57,003
Tritax EuroBox plc(m)	16,433	15,511
VGP NV	205	20,994
Vonovia SE	14,324	521,872
Wallenstam AB, Class B	6,758	39,227
Wharf Real Estate Investment Co. Ltd.	31,064	109,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Wihlborgs Fastigheter AB	5,399	$62,305

		2,848,948

Retail REITs (16.4%)
Acadia Realty Trust (REIT)	2,082	48,885
AEON REIT Investment Corp. (REIT)	36	32,888
Agree Realty Corp. (REIT)	2,014	151,715
Ascencio (REIT)	105	5,686
Brixmor Property Group, Inc. (REIT)	6,094	169,779
BWP Trust (REIT)	11,028	28,591
CapitaLand Integrated Commercial Trust (REIT)	108,695	179,291
Carmila SA (REIT)	1,153	22,923
Charter Hall Retail REIT (REIT)	9,988	24,928
Choice Properties REIT (REIT)	5,624	62,916
Crombie REIT (REIT)(x)	2,157	25,263
Eurocommercial Properties NV (REIT)	868	24,059
Federal Realty Investment Trust (REIT)	1,676	192,690
First Capital REIT (REIT)	4,307	59,711
Fortune REIT (REIT)	29,391	16,711
Frasers Centrepoint Trust (REIT)	22,798	40,798
Frontier Real Estate Investment Corp. (REIT)	10	29,605
Fukuoka REIT Corp. (REIT)	15	15,300
Getty Realty Corp. (REIT)	998	31,746
Hamborner REIT AG (REIT)	1,451	10,692
Hammerson plc (REIT)	9,657	41,048
HomeCo Daily Needs REIT (REIT)(m)	35,433	30,498
Immobiliare Grande Distribuzione SIIQ SpA (REIT)*	1,328	3,725
InvenTrust Properties Corp. (REIT)	1,375	39,009
Japan Metropolitan Fund Invest (REIT)	138	92,752
Kimco Realty Corp. (REIT)	13,401	311,171
Kite Realty Group Trust (REIT)	4,383	116,412
Kiwi Property Group Ltd. (REIT)	32,426	19,055
Klepierre SA (REIT)	4,191	137,344
Lar Espana Real Estate SOCIMI SA (REIT)	1,207	10,816
Lendlease Global Commercial REIT (REIT)	34,987	16,469
Link REIT (REIT)	52,037	262,734
LOTTE Reit Co. Ltd. (REIT)	2,480	6,732
Macerich Co. (The) (REIT)	4,373	79,763
Mapletree Pan Asia Commercial Trust (REIT)	46,386	53,415
Mercialys SA (REIT)	1,900	25,634
NETSTREIT Corp. (REIT)(x)	1,569	25,935
NewRiver REIT plc (REIT)	6,237	6,746
NNN REIT, Inc. (REIT)	3,686	178,734
PARAGON REIT (REIT)	21,860	15,648
Phillips Edison & Co., Inc. (REIT)	2,478	93,445
Primaris REIT (REIT)	1,949	23,562
Realty Income Corp. (REIT)	17,735	1,124,754
Regency Centers Corp. (REIT)	3,739	270,068
Region RE Ltd. (REIT)	23,642	37,430
Retail Estates NV (REIT)	256	18,665
Retail Opportunity Investments Corp. (REIT)	2,502	39,356
RioCan REIT (REIT)	6,087	91,725
Scentre Group (REIT)	105,779	266,926
Shaftesbury Capital plc (REIT)	30,311	59,652
Simon Property Group, Inc. (REIT)	6,583	1,112,659
SITE Centers Corp. (REIT)	959	58,019
SmartCentres REIT (REIT)	2,637	51,884
Starhill Global REIT (REIT)	29,559	12,534
Supermarket Income Reit plc (REIT)	25,283	25,352
Tanger, Inc. (REIT)	2,149	71,304
Unibail-Rodamco-Westfield (REIT)	2,101	183,824
Urban Edge Properties (REIT)	2,470	52,833
Vastned Retail NV (REIT)	349	9,382
Vicinity Ltd. (REIT)	76,772	117,299
Waypoint REIT Ltd. (REIT)	13,686	24,979
Wereldhave NV (REIT)	890	14,742

		6,408,211

Self-Storage REITs (6.3%)
Abacus Storage King (REIT)	10,833	9,923
Big Yellow Group plc (REIT)	3,820	64,759
CubeSmart (REIT)	4,551	244,980
Extra Space Storage, Inc. (REIT)	4,255	766,708
National Storage Affiliates Trust (REIT)	1,398	67,384
National Storage REIT (REIT)	27,584	48,629
Public Storage (REIT)	3,218	1,170,934
Safestore Holdings plc (REIT)	4,349	52,155
Shurgard Self Storage Ltd. (REIT)	624	29,243

		2,454,715

Single-Family Residential REITs (3.5%)
American Homes 4 Rent (REIT), Class A	6,867	263,624
Equity LifeStyle Properties, Inc. (REIT)	3,748	267,382
Invitation Homes, Inc. (REIT)	12,450	438,987
PRS REIT plc (The) (REIT)	10,511	14,418
Sun Communities, Inc. (REIT)	2,509	339,091
UMH Properties, Inc. (REIT)	1,308	25,729

		1,349,231

Total Real Estate		38,522,399

Total Common Stocks (99.1%) (Cost $35,184,552)		38,733,179

CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	10,978	13,972
Picton Property Income Ltd. (REIT)	11,090	11,061

Total Closed End Funds (0.1%) (Cost $28,211)		25,033

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (0.4%)
iShares U.S. Real Estate ETF	957	97,490
Vanguard Global ex-U.S. Real Estate ETF	1,441	67,597

Total Exchange Traded Funds (0.4%) (Cost $160,176)		165,087

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)†
Industrial REITs (0.0%)†
Montea NV (REIT), expiring 10/3/24*	374	356

Office REITs (0.0%)†
Shinhan Alpha REIT Co. Ltd. (REIT), expiring 10/29/24*	506	124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Rights	Value (Note 1)
Retail REITs (0.0%)
LOTTE Reit Co. Ltd. (REIT), expiring 11/5/24*	469	$—

Total Rights (0.0%) (Cost $—)		480

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	66,293	66,293
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	66,293	66,293
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	231,166	231,166

Total Investment Companies		363,752

Total Short-Term Investments (1.0%) (Cost $363,752)		363,752

Total Investments in Securities (100.6%) (Cost $35,736,691)		39,287,531
Other Assets Less Liabilities (-0.6%)		(219,215)

Net Assets (100%)		$39,068,316

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $200,146 or 0.5% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $510,808. This was collateralized by $166,575 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/15/24 – 5/15/54 and by cash of $363,752 which was subsequently invested in investment companies.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	6.5%
Austria	0.1
Belgium	0.9
Canada	2.3
Finland	0.1
France	1.5
Germany	2.3
Guernsey	0.0	#
Hong Kong	2.5
Ireland	0.0	#
Israel	0.3
Italy	0.0	#
Japan	8.4
Netherlands	0.2
New Zealand	0.2
Norway	0.1
Singapore	3.0
South Korea	0.1
Spain	0.5
Sweden	2.0
Switzerland	1.1
United Kingdom	4.0
United States	64.5
Cash and Other	(0.6)

	100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$25,033	$—		$25,033
Common Stocks
Health Care	62,898	—	—		62,898
Information Technology	—	147,882	—		147,882
Real Estate	25,486,255	13,036,144	—	(a)	38,522,399
Exchange Traded Funds	165,087	—	—		165,087
Rights
Real Estate	—	480	—		480
Short-Term Investments
Investment Companies	363,752	—	—		363,752

Total Assets	$26,077,992	$13,209,539	$—		$39,287,531

Total Liabilities	$—	$—	$—		$—

Total	$26,077,992	$13,209,539	$—		$39,287,531

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,162,191
Aggregate gross unrealized depreciation	(5,234,248)

Net unrealized appreciation	$2,927,943

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,359,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	187	$7,043
AST SpaceMobile, Inc., Class A(x)*	20,170	527,446
ATN International, Inc.	1,524	49,286
Bandwidth, Inc., Class A*	449	7,862
Consolidated Communications Holdings, Inc.*	11,416	52,970
Globalstar, Inc.*	17,417	21,597
IDT Corp., Class B	693	26,452
Liberty Latin America Ltd., Class A*	2,960	28,357
Liberty Latin America Ltd., Class C*	21,778	206,673
Lumen Technologies, Inc.*	152,504	1,082,778
Shenandoah Telecommunications Co.	7,320	103,285

		2,113,749

Entertainment (2.2%)
AMC Entertainment Holdings, Inc., Class A*	50,988	231,995
Cinemark Holdings, Inc.*	3,446	95,937
Eventbrite, Inc., Class A*	894	2,441
IG Port, Inc.	28,400	409,229
Lions Gate Entertainment Corp., Class A(x)*	10,653	83,413
Lions Gate Entertainment Corp., Class B*	17,003	117,661
Live Nation Entertainment, Inc.*	60,200	6,591,298
Madison Square Garden Entertainment Corp., Class A*	12,341	524,863
Madison Square Garden Sports Corp.*	2,200	458,172
Marcus Corp. (The)	3,721	56,075
Playstudios, Inc.*	12,754	19,259
Reservoir Media, Inc.*	2,732	22,156
Sphere Entertainment Co.*	11,000	485,980
Toei Animation Co. Ltd.	8,200	172,586

		9,271,065

Interactive Media & Services (0.2%)
Bumble, Inc., Class A(x)*	12,959	82,678
Cars.com, Inc.*	9,958	166,896
fuboTV, Inc.(x)*	42,087	59,764
Nextdoor Holdings, Inc.*	25,769	63,907
Outbrain, Inc.*	5,890	28,625
Shutterstock, Inc.	775	27,412
TrueCar, Inc.*	12,589	43,432
Vimeo, Inc.*	21,810	110,141
Webtoon Entertainment, Inc.*	1,312	15,009
Ziff Davis, Inc.*	6,857	333,662

		931,526

Media (0.6%)
Advantage Solutions, Inc.(x)*	15,902	54,544
AMC Networks, Inc., Class A*	4,521	39,287
Boston Omaha Corp., Class A*	3,335	49,591
Cable One, Inc.	847	296,272
Clear Channel Outdoor Holdings, Inc.*	45,926	73,482
EchoStar Corp., Class A*	18,386	456,341
Emerald Holding, Inc.	2,303	11,492
Entravision Communications Corp., Class A	7,700	15,939
EW Scripps Co. (The), Class A*	8,957	20,108
Gannett Co., Inc.*	22,229	124,927
Gray Television, Inc.	12,777	68,485
iHeartMedia, Inc., Class A*	15,173	28,070
Innovid Corp.(x)*	14,081	25,346
Integral Ad Science Holding Corp.*	9,495	102,641
John Wiley & Sons, Inc., Class A	2,587	124,823
Magnite, Inc.*	2,092	28,974
National CineMedia, Inc.*	10,542	74,321
Scholastic Corp.	3,477	111,299
Stagwell, Inc., Class A*	11,164	78,371
TEGNA, Inc.	25,738	406,146
WideOpenWest, Inc.*	7,784	40,866

		2,231,325

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	5,548	39,834
Spok Holdings, Inc.	2,634	39,668
Telephone and Data Systems, Inc.	14,856	345,402

		424,904

Total Communication Services		14,972,569

Consumer Discretionary (14.5%)
Automobile Components (0.5%)
Adient plc*	13,625	307,516
American Axle & Manufacturing Holdings, Inc.*	17,855	110,344
Cooper-Standard Holdings, Inc.*	2,513	34,855
Dana, Inc.	19,975	210,936
Dorman Products, Inc.*	3,000	339,360
Fox Factory Holding Corp.*	6,320	262,280
Goodyear Tire & Rubber Co. (The)*	42,879	379,479
Holley, Inc.*	3,808	11,234
Luminar Technologies, Inc., Class A(x)*	7,359	6,621
Phinia, Inc.	6,536	300,852
Solid Power, Inc.(x)*	23,023	31,081
Standard Motor Products, Inc.	3,066	101,791
Stoneridge, Inc.*	3,959	44,301

		2,140,650

Automobiles (0.1%)
Canoo, Inc.(x)*	8,819	8,674
Winnebago Industries, Inc.	4,311	250,512

		259,186

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	2,925	12,899
Groupon, Inc.(x)*	1,700	16,626

		29,525

Distributors (0.0%)†
A-Mark Precious Metals, Inc.(x)	2,662	117,554
Weyco Group, Inc.	766	26,074

		143,628

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	4,624	349,019
American Public Education, Inc.*	2,144	31,624
Carriage Services, Inc., Class A	448	14,708
Chegg, Inc.*	14,607	25,854
European Wax Center, Inc., Class A*	812	5,522
Graham Holdings Co., Class B	494	405,930
Laureate Education, Inc.	3,952	65,643
Lincoln Educational Services Corp.*	4,066	48,548
Mister Car Wash, Inc.*	1,881	12,245
Perdoceo Education Corp.	9,425	209,612
Strategic Education, Inc.	3,363	311,246

		1,479,951

Hotels, Restaurants & Leisure (1.4%)
Bally’s Corp.*	3,541	61,082
Biglari Holdings, Inc., Class B*	82	14,105
BJ’s Restaurants, Inc.*	1,286	41,872
Bloomin’ Brands, Inc.	5,890	97,362
Brinker International, Inc.*	674	51,581
Carnival Corp.*	32,000	591,360
Chuy’s Holdings, Inc.*	2,551	95,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cracker Barrel Old Country Store, Inc.(x)	2,714	$123,080
Denny’s Corp.*	1,905	12,287
Despegar.com Corp.*	7,864	97,514
Dine Brands Global, Inc.	1,983	61,929
El Pollo Loco Holdings, Inc.*	3,809	52,183
Empire Resorts, Inc.(r)*	307	—
Everi Holdings, Inc.*	5,276	69,327
Full House Resorts, Inc.*	4,725	23,720
Global Business Travel Group I(x)*	2,478	19,056
Golden Entertainment, Inc.	2,966	94,289
International Game Technology plc	14,897	317,306
Life Time Group Holdings, Inc.*	8,962	218,852
Lindblad Expeditions Holdings, Inc.*	1,624	15,022
Mondee Holdings, Inc., Class A(x)*	702	976
Papa John’s International, Inc.(x)	1,363	73,425
Portillo’s, Inc., Class A(x)*	1,668	22,468
RCI Hospitality Holdings, Inc.	622	27,710
Red Rock Resorts, Inc., Class A	4,178	227,450
Sabre Corp.*	46,023	168,904
Six Flags Entertainment Corp.	3,613	145,640
United Parks & Resorts, Inc.*	356	18,014
Vacasa, Inc., Class A(x)*	1,354	3,805
Wendy’s Co. (The)	185,200	3,244,704

		5,990,430

Household Durables (2.2%)
Beazer Homes USA, Inc.*	4,468	152,672
Century Communities, Inc.	3,739	385,042
Champion Homes, Inc.*	4,281	406,053
Cricut, Inc., Class A(x)	1,438	9,965
Ethan Allen Interiors, Inc.	3,474	110,786
Flexsteel Industries, Inc.	673	29,807
GoPro, Inc., Class A*	17,350	23,596
Green Brick Partners, Inc.*	3,357	280,377
Hamilton Beach Brands Holding Co., Class A	1,260	38,342
Helen of Troy Ltd.*	3,436	212,517
Hooker Furnishings Corp.	1,498	27,084
Hovnanian Enterprises, Inc., Class A*	690	141,015
iRobot Corp.*	4,215	36,628
KB Home	8,778	752,187
Landsea Homes Corp.*	2,446	30,208
La-Z-Boy, Inc.	6,339	272,133
Legacy Housing Corp.*	1,501	41,052
LGI Homes, Inc.*	2,927	346,908
Lifetime Brands, Inc.	1,851	12,106
Lovesac Co. (The)*	1,028	29,452
M/I Homes, Inc.*	4,028	690,238
Meritage Homes Corp.	5,390	1,105,327
Purple Innovation, Inc., Class A*	7,475	7,390
Sonos, Inc.*	1,942	23,867
Taylor Morrison Home Corp., Class A*	15,429	1,084,042
Traeger, Inc.*	5,050	18,584
Tri Pointe Homes, Inc.*	58,999	2,673,245
Worthington Enterprises, Inc.	558	23,129

		8,963,752

Leisure Products (0.3%)
AMMO, Inc.(x)*	13,565	19,398
Clarus Corp.	3,731	16,790
Escalade, Inc.	1,476	20,767
Funko, Inc., Class A*	4,517	55,198
JAKKS Pacific, Inc.*	1,115	28,455
Johnson Outdoors, Inc., Class A	786	28,453
Latham Group, Inc.*	5,834	39,671
Malibu Boats, Inc., Class A*	2,972	115,343
Marine Products Corp.	628	6,085
MasterCraft Boat Holdings, Inc.*	2,395	43,613
Peloton Interactive, Inc., Class A*	3,663	17,143
Smith & Wesson Brands, Inc.	6,196	80,424
Solo Brands, Inc., Class A*	3,158	4,453
Sturm Ruger & Co., Inc.	1,746	72,773
Topgolf Callaway Brands Corp.*	21,269	233,534
Vista Outdoor, Inc.*	8,840	346,351

		1,128,451

Specialty Retail (9.4%)
1-800-Flowers.com, Inc., Class A*	2,919	23,148
Aaron’s Co., Inc. (The)	4,919	48,944
Academy Sports & Outdoors, Inc.	7,873	459,468
aka Brands Holding Corp.*	95	2,243
American Eagle Outfitters, Inc.	5,923	132,616
America’s Car-Mart, Inc.*	899	37,686
Arhaus, Inc., Class A	1,126	13,861
Arko Corp.	10,505	73,745
Asbury Automotive Group, Inc.*	3,066	731,517
AutoNation, Inc.*	98,400	17,605,728
BARK, Inc.(x)*	18,325	29,870
Beyond, Inc.*	6,913	69,683
Caleres, Inc.	3,740	123,607
Citi Trends, Inc.*	1,167	21,438
Designer Brands, Inc., Class A(x)	6,790	50,110
Destination XL Group, Inc.*	7,483	22,000
EVgo, Inc., Class A(x)*	13,188	54,598
Foot Locker, Inc.	12,535	323,904
Genesco, Inc.*	1,169	31,762
Group 1 Automotive, Inc.	1,999	765,697
GrowGeneration Corp.(x)*	9,371	19,960
Haverty Furniture Cos., Inc.	2,121	58,264
J Jill, Inc.	71	1,752
Lands’ End, Inc.*	2,256	38,961
Leslie’s, Inc.*	10,486	33,136
MarineMax, Inc.*	3,217	113,464
Monro, Inc.	4,414	127,388
National Vision Holdings, Inc.*	11,296	123,239
ODP Corp. (The)*	5,389	160,323
OneWater Marine, Inc., Class A(x)*	1,747	41,771
Penske Automotive Group, Inc.	98,000	15,917,160
Petco Health & Wellness Co., Inc., Class A*	12,271	55,833
RealReal, Inc. (The)(x)*	4,517	14,183
RumbleON, Inc., Class B(x)*	2,351	11,261
Sally Beauty Holdings, Inc.*	15,562	211,176
Shoe Carnival, Inc.	2,809	123,175
Signet Jewelers Ltd.	6,438	664,015
Sleep Number Corp.*	3,210	58,807
Sonic Automotive, Inc., Class A	1,648	96,375
Stitch Fix, Inc., Class A*	13,281	37,453
ThredUp, Inc., Class A*	9,525	8,020
Tile Shop Holdings, Inc.*	2,818	18,571
Tilly’s, Inc., Class A*	2,181	11,123
Urban Outfitters, Inc.*	6,936	265,718
Victoria’s Secret & Co.*	8,946	229,912
Winmark Corp.	432	165,426
Zumiez, Inc.*	2,423	51,610

		39,279,701

Textiles, Apparel & Luxury Goods (0.2%)
Figs, Inc., Class A*	19,131	130,856
G-III Apparel Group Ltd.*	6,079	185,531
Movado Group, Inc.	19,850	369,210
Oxford Industries, Inc.	670	58,129
Rocky Brands, Inc.	694	22,111
Superior Group of Cos., Inc.	1,645	25,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Vera Bradley, Inc.*	3,814	$20,825

		812,143

Total Consumer Discretionary		60,227,417

Consumer Staples (3.6%)
Beverages (0.2%)
Crimson Wine Group Ltd.*	54,200	342,002
Duckhorn Portfolio, Inc. (The)*	7,590	44,098
Primo Water Corp.	20,914	528,078

		914,178

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,427	221,970
HF Foods Group, Inc.*	6,494	23,184
Ingles Markets, Inc., Class A	2,190	163,374
Natural Grocers by Vitamin Cottage, Inc.	1,071	31,798
PriceSmart, Inc.	1,404	128,859
SpartanNash Co.	5,128	114,918
United Natural Foods, Inc.*	8,824	148,420
Village Super Market, Inc., Class A	1,218	38,720
Weis Markets, Inc.	2,481	171,015

		1,042,258

Food Products (0.4%)
Alico, Inc.	2,594	72,554
B&G Foods, Inc.(x)	11,894	105,619
BRC, Inc., Class A*	824	2,818
Calavo Growers, Inc.	2,060	58,772
Cal-Maine Foods, Inc.	5,860	438,562
Dole plc	11,584	188,703
Fresh Del Monte Produce, Inc.	5,033	148,675
Hain Celestial Group, Inc. (The)*	13,427	115,875
Limoneira Co.	2,499	66,224
Mission Produce, Inc.*	5,609	71,907
Seneca Foods Corp., Class A*	710	44,254
TreeHouse Foods, Inc.*	7,177	301,291
Utz Brands, Inc.(x)	3,122	55,260

		1,670,514

Household Products (0.1%)
Central Garden & Pet Co.*	1,507	54,961
Central Garden & Pet Co., Class A*	6,213	195,088
Oil-Dri Corp. of America	559	38,565

		288,614

Personal Care Products (2.5%)
Edgewell Personal Care Co.	7,347	266,990
Herbalife Ltd.*	4,901	35,238
Honest Co., Inc. (The)*	6,968	24,876
Inter Parfums, Inc.	77,000	9,969,960
Medifast, Inc.(x)*	1,591	30,452
Nature’s Sunshine Products, Inc.*	1,462	19,912
Nu Skin Enterprises, Inc., Class A	7,764	57,221
Olaplex Holdings, Inc.*	20,405	47,952
USANA Health Sciences, Inc.*	1,659	62,909
Veru, Inc.*	6,604	5,078
Waldencast plc, Class A*	3,945	14,360

		10,534,948

Tobacco (0.1%)
Turning Point Brands, Inc.	349	15,059
Universal Corp.	3,676	195,233
Vector Group Ltd.	18,911	282,152

		492,444

Total Consumer Staples		14,942,956

Energy (17.9%)
Energy Equipment & Services (1.4%)
Borr Drilling Ltd.	36,265	199,095
Bristow Group, Inc., Class A*	3,795	131,648
DMC Global, Inc.*	2,267	29,426
Drilling Tools International Corp.(x)*	979	3,652
Expro Group Holdings NV*	14,221	244,175
Forum Energy Technologies, Inc.*	1,489	23,020
Geospace Technologies Corp.(x)*	1,819	18,808
Helix Energy Solutions Group, Inc.*	17,493	194,172
Helmerich & Payne, Inc.	14,527	441,911
Innovex International, Inc.*	5,099	74,853
Kodiak Gas Services, Inc.	2,137	61,973
Liberty Energy, Inc., Class A	23,451	447,680
Mammoth Energy Services, Inc.*	3,693	15,104
Nabors Industries Ltd.*	1,002	64,599
Natural Gas Services Group, Inc.*	1,228	23,467
Newpark Resources, Inc.*	12,956	89,785
Noble Corp. plc(x)	7,127	257,570
Oil States International, Inc.*	9,094	41,832
Patterson-UTI Energy, Inc.	59,122	452,283
ProFrac Holding Corp., Class A(x)*	3,282	22,285
ProPetro Holding Corp.*	13,751	105,333
Ranger Energy Services, Inc., Class A	2,471	29,430
RPC, Inc.	12,435	79,087
SEACOR Marine Holdings, Inc.*	3,636	35,087
Seadrill Ltd.*	7,244	287,877
Select Water Solutions, Inc., Class A	14,031	156,165
Solaris Energy Infrastructure, Inc., Class A	3,727	47,556
Subsea 7 SA (ADR)	101,200	1,626,284
Transocean Ltd.*	110,541	469,799
Valaris Ltd.*	3,321	185,146

		5,859,102

Oil, Gas & Consumable Fuels (16.5%)
Aemetis, Inc.(x)*	5,693	13,094
Amplify Energy Corp.*	5,428	35,445
Ardmore Shipping Corp.	6,266	113,415
Berry Corp.	8,046	41,356
California Resources Corp.	10,372	544,219
Centrus Energy Corp., Class A*	613	33,623
Clean Energy Fuels Corp.*	25,373	78,910
CNX Resources Corp.*	22,311	726,669
Comstock Resources, Inc.(x)	13,719	152,692
CONSOL Energy, Inc.	4,399	460,355
Crescent Energy Co., Class A	15,870	173,777
CVR Energy, Inc.(x)	549	12,644
Delek US Holdings, Inc.	7,045	132,094
DHT Holdings, Inc.	20,446	225,519
Diversified Energy Co. plc(m)	6,352	72,286
Dorian LPG Ltd.	2,717	93,519
Encore Energy Corp.*	7,075	28,583
Energy Fuels, Inc.(x)*	28,423	156,042
Evolution Petroleum Corp.	2,922	15,516
Excelerate Energy, Inc., Class A	2,579	56,764
FLEX LNG Ltd.	1,688	42,943
FutureFuel Corp.	4,174	24,001
Golar LNG Ltd.	14,910	548,092
Granite Ridge Resources, Inc.	7,396	43,932
Green Plains, Inc.*	9,447	127,912
Gulfport Energy Corp.*	928	140,453
Hallador Energy Co.*	4,135	38,993
HighPeak Energy, Inc.(x)	2,103	29,190
International Seaways, Inc.	6,145	316,836
Kinetik Holdings, Inc., Class A	5,186	234,718
Magnolia Oil & Gas Corp., Class A	1,959	47,839
Murphy Oil Corp.	22,023	743,056
NACCO Industries, Inc., Class A	667	18,909
Nordic American Tankers Ltd.	29,984	110,041
Northern Oil & Gas, Inc.	14,101	499,316
Par Pacific Holdings, Inc.*	8,647	152,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PBF Energy, Inc., Class A	15,659	$484,646
Peabody Energy Corp.	19,121	507,471
Permian Basin Royalty Trust	25,900	307,951
PrairieSky Royalty Ltd.(x)	91,300	1,855,771
PrimeEnergy Resources Corp.*	92	12,678
REX American Resources Corp.*	1,780	82,396
Riley Exploration Permian, Inc.	1,394	36,927
Ring Energy, Inc.(x)*	21,719	34,750
SandRidge Energy, Inc.	4,759	58,203
Scorpio Tankers, Inc.	7,064	503,663
SFL Corp. Ltd.	13,743	159,007
Sitio Royalties Corp., Class A	12,086	251,872
SM Energy Co.	14,476	578,606
Talos Energy, Inc.*	22,692	234,862
Teekay Corp.*	8,451	77,749
Teekay Tankers Ltd., Class A	3,650	212,613
Texas Pacific Land Corp.	63,524	56,202,224
Ur-Energy, Inc.*	3,956	4,708
VAALCO Energy, Inc.	13,935	79,987
Vital Energy, Inc.(x)*	4,392	118,145
Vitesse Energy, Inc.(x)	3,815	91,636
World Kinect Corp.	7,874	243,385

		68,424,190

Total Energy		74,283,292

Financials (15.0%)
Banks (8.9%)
1st Source Corp.	2,992	179,161
ACNB Corp.	1,317	57,513
Amalgamated Financial Corp.	2,870	90,032
Amerant Bancorp, Inc., Class A	4,588	98,046
Ameris Bancorp	9,696	604,933
Ames National Corp.	1,252	22,824
Arrow Financial Corp.	2,483	71,163
Associated Banc-Corp.	23,068	496,885
Atlantic Union Bankshares Corp.	13,071	492,385
Axos Financial, Inc.*	7,442	467,953
Banc of California, Inc.	21,278	313,425
BancFirst Corp.	2,687	282,807
Bancorp, Inc. (The)*	378	20,223
Bank First Corp.	1,445	131,061
Bank of Hawaii Corp.	5,689	357,099
Bank of Marin Bancorp	2,325	46,709
Bank of NT Butterfield & Son Ltd. (The)	7,107	262,106
Bank7 Corp.	682	25,555
BankUnited, Inc.	10,775	392,641
Bankwell Financial Group, Inc.	919	27,524
Banner Corp.	4,995	297,502
Bar Harbor Bankshares	2,370	73,091
BayCom Corp.	1,683	39,921
BCB Bancorp, Inc.	2,350	28,999
Berkshire Hills Bancorp, Inc.	6,193	166,777
Blue Foundry Bancorp*	3,343	34,266
Bridgewater Bancshares, Inc.*	3,013	42,694
Brookline Bancorp, Inc.	12,530	126,428
Burke & Herbert Financial Services Corp.	2,010	122,590
Business First Bancshares, Inc.	3,614	92,771
Byline Bancorp, Inc.	4,910	131,441
Cadence Bank	25,369	808,003
California Bancorp*	3,823	56,542
Camden National Corp.	2,085	86,152
Capital Bancorp, Inc.(x)	1,365	35,094
Capital City Bank Group, Inc.	2,211	78,026
Capitol Federal Financial, Inc.	18,943	110,627
Carter Bankshares, Inc.*	3,461	60,187
Cathay General Bancorp	9,855	423,272
Central Pacific Financial Corp.	3,611	106,561
Chemung Financial Corp.	550	26,411
ChoiceOne Financial Services, Inc.	1,128	34,866
Citizens & Northern Corp.	2,652	52,218
Citizens Financial Services, Inc.(x)	617	36,249
City Holding Co.	2,005	235,367
Civista Bancshares, Inc.	2,283	40,683
CNB Financial Corp.	3,125	75,187
Coastal Financial Corp.*	162	8,746
Colony Bankcorp, Inc.	2,562	39,762
Columbia Financial, Inc.*	3,949	67,409
Community Financial System, Inc.	7,574	439,822
Community Trust Bancorp, Inc.	2,350	116,701
Community West Bancshares	2,558	49,267
ConnectOne Bancorp, Inc.	5,529	138,501
CrossFirst Bankshares, Inc.*	6,981	116,513
Customers Bancorp, Inc.*	4,518	209,861
CVB Financial Corp.	20,208	360,107
Dime Community Bancshares, Inc.	5,263	151,574
Eagle Bancorp, Inc.	4,205	94,949
Eastern Bankshares, Inc.	29,314	480,456
Enterprise Bancorp, Inc.	1,433	45,799
Enterprise Financial Services Corp.	5,644	289,311
Equity Bancshares, Inc., Class A	2,465	100,769
Esquire Financial Holdings, Inc.	176	11,477
ESSA Bancorp, Inc.	1,363	26,197
Farmers & Merchants Bancorp, Inc.	1,898	52,480
Farmers National Banc Corp.	5,804	87,756
FB Financial Corp.	5,505	258,350
Fidelity D&D Bancorp, Inc.(x)	746	36,808
Financial Institutions, Inc.	2,421	61,663
First Bancorp (Nasdaq Stock Exchange)	5,940	247,045
First Bancorp (New York Stock Exchange)	21,604	457,357
First Bancorp, Inc. (The)	1,563	41,138
First Bancshares, Inc. (The)	4,583	147,252
First Bank	3,143	47,774
First Busey Corp.	8,334	216,851
First Business Financial Services, Inc.	1,174	53,523
First Commonwealth Financial Corp.	14,996	257,181
First Community Bankshares, Inc.	2,662	114,865
First Financial Bancorp	14,000	353,220
First Financial Corp.	1,913	83,885
First Financial Northwest, Inc.	1,061	23,894
First Foundation, Inc.	6,690	41,746
First Internet Bancorp	791	27,100
First Interstate BancSystem, Inc., Class A	11,936	366,196
First Merchants Corp.	9,077	337,664
First Mid Bancshares, Inc.	3,578	139,220
First of Long Island Corp. (The)	3,173	40,836
First Western Financial, Inc.*	923	18,460
Five Star Bancorp	2,681	79,706
Flushing Financial Corp.	4,222	61,557
FS Bancorp, Inc.	1,116	49,651
Fulton Financial Corp.	25,682	465,615
FVCBankcorp, Inc.*	2,336	30,485
German American Bancorp, Inc.	4,370	169,337
Glacier Bancorp, Inc.	17,243	788,005
Great Southern Bancorp, Inc.	1,369	78,457
Guaranty Bancshares, Inc.	1,166	40,087
Hancock Whitney Corp.	13,233	677,133
Hanmi Financial Corp.	4,294	79,868
HarborOne Bancorp, Inc.	5,998	77,854
HBT Financial, Inc.	2,085	45,620
Heartland Financial USA, Inc.	6,465	366,565
Heritage Commerce Corp.	9,912	97,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Heritage Financial Corp.	5,159	$112,311
Hilltop Holdings, Inc.	7,147	229,847
Hingham Institution For Savings (The)(x)	252	61,314
Home Bancorp, Inc.	1,037	46,229
Home BancShares, Inc.	28,803	780,273
HomeStreet, Inc.	2,655	41,843
HomeTrust Bancshares, Inc.	2,297	78,282
Hope Bancorp, Inc.	16,727	210,091
Horizon Bancorp, Inc.	6,860	106,673
Independent Bank Corp.	3,237	107,954
Independent Bank Corp./MA	6,305	372,815
Independent Bank Group, Inc.	5,529	318,802
International Bancshares Corp.	8,257	493,686
Investar Holding Corp.	1,435	27,839
John Marshall Bancorp, Inc.	1,937	38,314
Kearny Financial Corp.	8,188	56,252
Lakeland Financial Corp.	3,463	225,511
LCNB Corp.	1,923	28,980
LINKBANCORP, Inc.(x)	3,194	20,474
Live Oak Bancshares, Inc.	696	32,970
Mercantile Bank Corp.	2,425	106,021
Metrocity Bankshares, Inc.	2,801	85,767
Metropolitan Bank Holding Corp.*	1,587	83,444
Mid Penn Bancorp, Inc.	2,252	67,177
Middlefield Banc Corp.	1,027	29,578
Midland States Bancorp, Inc.	3,212	71,885
MidWestOne Financial Group, Inc.	2,300	65,619
MVB Financial Corp.	1,905	36,881
National Bank Holdings Corp., Class A	5,419	228,140
National Bankshares, Inc.	962	28,764
NB Bancorp, Inc.*	6,256	116,111
NBT Bancorp, Inc.	6,824	301,826
New York Community Bancorp, Inc.(x)	38,216	429,166
Nicolet Bankshares, Inc.	1,575	150,617
Northeast Bank	1,027	79,212
Northeast Community Bancorp, Inc.	1,917	50,705
Northfield Bancorp, Inc.	6,152	71,363
Northrim Bancorp, Inc.	875	62,317
Northwest Bancshares, Inc.	18,892	252,775
Norwood Financial Corp.(x)	1,150	31,717
Oak Valley Bancorp	1,174	31,193
OceanFirst Financial Corp.	8,810	163,778
OFG Bancorp	6,793	305,142
Old National Bancorp	47,966	895,046
Old Second Bancorp, Inc.	6,746	105,170
Orange County Bancorp, Inc.	812	48,980
Origin Bancorp, Inc.	4,407	141,729
Orrstown Financial Services, Inc.	2,774	99,753
Pacific Premier Bancorp, Inc.	14,206	357,423
Park National Corp.	2,245	377,115
Parke Bancorp, Inc.	1,545	32,290
Pathward Financial, Inc.	2,565	169,316
PCB Bancorp	1,635	30,722
Peapack-Gladstone Financial Corp.	2,579	70,690
Peoples Bancorp of North Carolina, Inc.	706	17,925
Peoples Bancorp, Inc.	5,423	163,178
Peoples Financial Services Corp.	1,090	51,099
Pioneer Bancorp, Inc.*	1,697	18,616
Plumas Bancorp	877	35,764
Ponce Financial Group, Inc.*	3,122	36,496
Preferred Bank	1,327	106,492
Premier Financial Corp.	5,482	128,717
Primis Financial Corp.	3,139	38,233
Princeton Bancorp, Inc.	881	32,579
Provident Bancorp, Inc.(x)*	2,276	24,558
Provident Financial Services, Inc.	17,909	332,391
QCR Holdings, Inc.	2,579	190,923
RBB Bancorp	2,788	64,180
Red River Bancshares, Inc.	734	38,168
Renasant Corp.	8,491	275,957
Republic Bancorp, Inc., Class A	1,328	86,718
S&T Bancorp, Inc.	5,554	233,101
Sandy Spring Bancorp, Inc.	6,771	212,406
Seacoast Banking Corp. of Florida	12,524	333,765
ServisFirst Bancshares, Inc.	5,475	440,464
Shore Bancshares, Inc.	4,037	56,478
Sierra Bancorp	2,080	60,070
Simmons First National Corp., Class A	18,402	396,379
SmartFinancial, Inc.	2,370	69,062
South Plains Financial, Inc.	1,904	64,584
Southern First Bancshares, Inc.*	1,229	41,884
Southern Missouri Bancorp, Inc.	1,462	82,588
Southern States Bancshares, Inc.	1,326	40,748
Southside Bancshares, Inc.	4,385	146,591
SouthState Corp.	11,509	1,118,445
Stellar Bancorp, Inc.	7,450	192,880
Sterling Bancorp, Inc.*	3,185	14,492
Stock Yards Bancorp, Inc.	3,993	247,526
Texas Capital Bancshares, Inc.*	7,065	504,865
Third Coast Bancshares, Inc.*	1,715	45,911
Timberland Bancorp, Inc.	1,128	34,133
Tompkins Financial Corp.	1,944	112,344
Towne Bank	10,859	358,999
TriCo Bancshares	4,900	208,985
Triumph Financial, Inc.*	364	28,953
TrustCo Bank Corp.	2,656	87,834
Trustmark Corp.	8,764	278,870
UMB Financial Corp.	6,895	724,733
United Bankshares, Inc.	20,162	748,010
United Community Banks, Inc.	17,438	507,097
Unity Bancorp, Inc.	1,076	36,649
Univest Financial Corp.	4,610	129,725
USCB Financial Holdings, Inc.	389	5,932
Valley National Bancorp	65,149	590,250
Veritex Holdings, Inc.	7,786	204,928
Virginia National Bankshares Corp.	653	27,197
WaFd, Inc.	10,369	361,360
Washington Trust Bancorp, Inc.	2,642	85,099
WesBanco, Inc.	8,825	262,808
West Bancorp, Inc.	2,414	45,890
Westamerica Bancorp	3,807	188,142
WSFS Financial Corp.	8,737	445,500

		37,214,889

Capital Markets (1.5%)
AlTi Global, Inc.(x)*	5,019	18,771
Associated Capital Group, Inc., Class A(x)‡	61,000	2,160,620
Bakkt Holdings, Inc., Class A(x)*	100,000	957,000
BGC Group, Inc., Class A	45,939	421,720
Diamond Hill Investment Group, Inc.	97	15,676
Donnelley Financial Solutions, Inc.*	1,425	93,808
Federated Hermes, Inc., Class B	7,900	290,483
Forge Global Holdings, Inc.(x)*	17,238	22,582
Galaxy Digital Holdings Ltd.*	24,800	318,332
GAMCO Investors, Inc., Class A	44,300	1,084,907
GCM Grosvenor, Inc., Class A	1,535	17,376
Hellenic Exchanges - Athens Stock Exchange SA	2,400	12,156
MarketWise, Inc.	5,021	3,355
Onex Corp.	1,200	83,640
OTC Markets Group, Inc., Class A	100	4,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Silvercrest Asset Management Group, Inc., Class A	1,878	$32,377
StoneX Group, Inc.*	3,860	316,057
Urbana Corp.	18,000	72,003
Urbana Corp. (Non-Voting)	20,000	78,672
Virtus Investment Partners, Inc.	205	42,937

		6,047,327

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	742	26,029
Bread Financial Holdings, Inc.	6,275	298,564
Consumer Portfolio Services, Inc.(x)*	1,457	13,667
Encore Capital Group, Inc.*	3,630	171,590
Enova International, Inc.*	3,899	326,697
Green Dot Corp., Class A*	6,494	76,045
LendingClub Corp.*	16,818	192,230
LendingTree, Inc.*	147	8,530
Medallion Financial Corp.	2,861	23,289
Navient Corp.	12,259	191,118
Nelnet, Inc., Class A	2,169	245,704
PRA Group, Inc.*	5,880	131,477
PROG Holdings, Inc.	5,250	254,572
Regional Management Corp.	1,217	39,808
World Acceptance Corp.*	75	8,849

		2,008,169

Financial Services (1.7%)
Acacia Research Corp.*	5,621	26,194
Alerus Financial Corp.	2,859	65,414
Banco Latinoamericano de Comercio Exterior SA, Class E	4,183	135,906
Burford Capital Ltd.(x)	30,157	399,882
Cannae Holdings, Inc.	8,728	166,356
Cantaloupe, Inc.*	717	5,306
Cass Information Systems, Inc.	403	16,716
Compass Diversified Holdings	10,252	226,877
Enact Holdings, Inc.	4,464	162,177
Essent Group Ltd.	15,759	1,013,146
Federal Agricultural Mortgage Corp., Class C	191	35,795
HA Sustainable Infrastructure Capital, Inc.(x)	17,034	587,162
I3 Verticals, Inc., Class A*	3,226	68,746
Jackson Financial, Inc., Class A	11,354	1,035,825
Marqeta, Inc., Class A*	10,079	49,589
Merchants Bancorp	2,747	123,505
Mr Cooper Group, Inc.*	6,172	568,935
NewtekOne, Inc.	3,483	43,398
NMI Holdings, Inc., Class A*	11,110	457,621
Onity Group, Inc.*	965	30,822
Pagseguro Digital Ltd., Class A*	13,927	119,912
Payoneer Global, Inc.*	6,773	51,001
Paysafe Ltd.*	4,983	111,769
PennyMac Financial Services, Inc.	1,853	211,186
Radian Group, Inc.	22,002	763,249
Repay Holdings Corp., Class A*	13,463	109,858
Sezzle, Inc.(x)*	64	10,918
StoneCo Ltd., Class A*	20,869	234,985
SWK Holdings Corp.*	665	11,498
Velocity Financial, Inc.(x)*	1,512	29,650
Walker & Dunlop, Inc.	1,366	155,164
Waterstone Financial, Inc.	2,642	38,837

		7,067,399

Insurance (1.5%)
Ambac Financial Group, Inc.*	6,318	70,825
American Coastal Insurance Corp.*	2,116	23,847
AMERISAFE, Inc.	1,591	76,893
Bowhead Specialty Holdings, Inc.*	715	20,027
CNO Financial Group, Inc.	16,211	569,006
Donegal Group, Inc., Class A	2,407	35,479
Employers Holdings, Inc.	3,605	172,932
Enstar Group Ltd.*	1,922	618,096
F&G Annuities & Life, Inc.	2,566	114,752
Fidelis Insurance Holdings Ltd.	7,907	142,800
Genworth Financial, Inc., Class A*	63,965	438,160
GoHealth, Inc., Class A(x)*	670	6,285
Greenlight Capital Re Ltd., Class A*	4,514	61,616
Hamilton Insurance Group Ltd., Class B*	5,957	115,208
Heritage Insurance Holdings, Inc.*	3,442	42,130
Hippo Holdings, Inc.*	2,943	49,678
Horace Mann Educators Corp.	5,913	206,659
Investors Title Co.	181	41,594
James River Group Holdings Ltd.	4,687	29,387
Lemonade, Inc.(x)*	1,412	23,284
Maiden Holdings Ltd.*	14,062	24,890
MBIA, Inc.	6,796	24,262
Mercury General Corp.	3,583	225,657
NI Holdings, Inc.*	873	13,689
ProAssurance Corp.*	7,337	110,348
Safety Insurance Group, Inc.	2,255	184,414
Selective Insurance Group, Inc.	1,349	125,862
Selectquote, Inc.*	20,526	44,541
SiriusPoint Ltd.*	13,864	198,810
Skyward Specialty Insurance Group, Inc.*	4,212	171,555
Stewart Information Services Corp.	3,909	292,159
Tiptree, Inc., Class A	3,008	58,867
United Fire Group, Inc.	3,002	62,832
Universal Insurance Holdings, Inc.	3,092	68,519
White Mountains Insurance Group Ltd.	1,126	1,909,921

		6,374,984

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AFC Gamma, Inc. (REIT)	2,337	23,861
AG Mortgage Investment Trust, Inc. (REIT)	4,328	32,503
Angel Oak Mortgage REIT, Inc. (REIT)	1,345	14,028
Apollo Commercial Real Estate Finance, Inc. (REIT)	21,438	197,015
Arbor Realty Trust, Inc. (REIT)(x)	26,505	412,418
Ares Commercial Real Estate Corp. (REIT)(x)	8,387	58,709
ARMOUR Residential REIT, Inc. (REIT)(x)	7,443	151,837
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	26,127	496,674
BrightSpire Capital, Inc. (REIT), Class A	19,534	109,391
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,442	37,876
Chimera Investment Corp. (REIT)	12,283	194,440
Claros Mortgage Trust, Inc. (REIT)	13,560	101,565
Dynex Capital, Inc. (REIT)	10,216	130,356
Ellington Financial, Inc. (REIT)(x)	12,534	161,563
Franklin BSP Realty Trust, Inc. (REIT)	11,947	156,028
Granite Point Mortgage Trust, Inc. (REIT)	8,066	25,569
Invesco Mortgage Capital, Inc. (REIT)	7,488	70,312
KKR Real Estate Finance Trust, Inc. (REIT)	6,392	78,941
Ladder Capital Corp. (REIT)	17,797	206,445
MFA Financial, Inc. (REIT)	15,524	197,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
New York Mortgage Trust, Inc. (REIT)	14,271	$90,336
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	21,835
Orchid Island Capital, Inc. (REIT)	10,450	85,899
PennyMac Mortgage Investment Trust (REIT)	13,522	192,824
Ready Capital Corp. (REIT)(x)	25,016	190,872
Redwood Trust, Inc. (REIT)	19,933	154,082
Seven Hills Realty Trust (REIT)	1,438	19,801
Sunrise Realty Trust, Inc. (REIT)(x)	779	11,210
TPG RE Finance Trust, Inc. (REIT)	8,628	73,597
Two Harbors Investment Corp. (REIT)	15,457	214,543

		3,911,995

Total Financials		62,624,763

Health Care (4.4%)
Biotechnology (2.1%)
2seventy bio, Inc.(x)*	7,709	36,386
4D Molecular Therapeutics, Inc.*	2,608	28,192
89bio, Inc.*	12,598	93,225
Absci Corp.(x)*	3,276	12,514
ACELYRIN, Inc.*	10,720	52,850
Achieve Life Sciences, Inc.*	1,926	9,129
Acrivon Therapeutics, Inc.*	1,881	13,167
Acumen Pharmaceuticals, Inc.*	6,160	15,277
ADC Therapeutics SA*	4,129	13,006
Adverum Biotechnologies, Inc.*	3,042	21,355
Agenus, Inc.(x)*	2,596	14,226
Agios Pharmaceuticals, Inc.*	8,548	379,788
Akebia Therapeutics, Inc.*	27,874	36,794
Akero Therapeutics, Inc.*	8,474	243,119
Aldeyra Therapeutics, Inc.*	6,599	35,569
Allogene Therapeutics, Inc.(x)*	19,192	53,738
Altimmune, Inc.(x)*	4,855	29,810
Anavex Life Sciences Corp.(x)*	7,861	44,650
Anika Therapeutics, Inc.*	1,724	42,583
Annexon, Inc.*	14,450	85,544
Applied Therapeutics, Inc.*	5,599	47,591
Arbutus Biopharma Corp.*	1,625	6,256
Arcturus Therapeutics Holdings, Inc.*	389	9,029
ArriVent Biopharma, Inc.(x)*	1,667	39,174
Artiva Biotherapeutics, Inc.*	876	13,534
Astria Therapeutics, Inc.*	926	10,195
Atossa Therapeutics, Inc.(x)*	15,514	23,581
Aura Biosciences, Inc.*	6,660	59,341
Aurinia Pharmaceuticals, Inc.*	5,612	41,136
Avid Bioservices, Inc.(x)*	753	8,569
Beam Therapeutics, Inc.*	11,535	282,607
Black Diamond Therapeutics, Inc.*	1,815	7,895
Bluebird Bio, Inc.(x)*	26,838	13,942
Bridgebio Pharma, Inc.*	7,974	203,018
C4 Therapeutics, Inc.(x)*	8,705	49,618
Cabaletta Bio, Inc.*	4,950	23,364
Capricor Therapeutics, Inc.(x)*	1,139	17,324
Cardiff Oncology, Inc.*	3,695	9,866
CareDx, Inc.*	5,893	184,009
Cargo Therapeutics, Inc.*	4,633	85,479
Caribou Biosciences, Inc.*	12,279	24,067
Celcuity, Inc.*	220	3,280
Celldex Therapeutics, Inc.*	1,759	59,788
Century Therapeutics, Inc.(x)*	6,684	11,430
CG oncology, Inc.(x)*	2,816	106,248
Cibus, Inc., Class A*	2,233	7,280
Cogent Biosciences, Inc.*	987	10,660
Coherus Biosciences, Inc.(x)*	11,956	12,434
Compass Therapeutics, Inc.(x)*	17,049	31,370
Corbus Pharmaceuticals Holdings, Inc.(x)*	597	12,316
Cullinan Therapeutics, Inc.*	1,020	17,075
Cytokinetics, Inc.*	15,621	824,789
Day One Biopharmaceuticals, Inc.*	705	9,821
Denali Therapeutics, Inc.*	8,034	234,030
Design Therapeutics, Inc.*	4,551	24,484
Dianthus Therapeutics, Inc.(x)*	3,258	89,204
Disc Medicine, Inc.*	2,657	130,565
Dynavax Technologies Corp.*	3,783	42,143
Editas Medicine, Inc.*	13,120	44,739
Elevation Oncology, Inc.(x)*	3,045	1,827
Eliem Therapeutics, Inc.*	4,103	20,884
Enanta Pharmaceuticals, Inc.*	3,132	32,448
Entrada Therapeutics, Inc.*	3,611	57,704
Erasca, Inc.*	26,601	72,621
Fate Therapeutics, Inc.*	14,769	51,691
Fennec Pharmaceuticals, Inc.*	2,612	13,060
Foghorn Therapeutics, Inc.(x)*	1,449	13,490
Galectin Therapeutics, Inc.(x)*	2,386	6,561
Generation Bio Co.*	8,951	22,109
Geron Corp.*	27,043	122,775
Gyre Therapeutics, Inc.(x)*	928	11,637
Heron Therapeutics, Inc.(x)*	15,709	31,261
HilleVax, Inc.(x)*	3,679	6,475
IGM Biosciences, Inc.*	285	4,714
ImmunityBio, Inc.(x)*	4,690	17,447
Inhibrx Biosciences, Inc.*	774	12,121
Inovio Pharmaceuticals, Inc.(x)*	3,784	21,872
Inozyme Pharma, Inc.(x)*	7,160	37,447
Intellia Therapeutics, Inc.*	14,639	300,831
Invivyd, Inc.*	11,736	11,971
Ironwood Pharmaceuticals, Inc., Class A*	13,721	56,531
iTeos Therapeutics, Inc.*	3,830	39,104
Kodiak Sciences, Inc.*	4,655	12,150
Korro Bio, Inc.(x)*	665	22,224
Kyverna Therapeutics, Inc.*	957	4,680
LENZ Therapeutics, Inc.(x)	1,856	44,061
Lexicon Pharmaceuticals, Inc.(x)*	11,114	17,449
Lyell Immunopharma, Inc.*	24,838	34,276
MacroGenics, Inc.*	1,514	4,981
MannKind Corp.*	8,968	56,409
MeiraGTx Holdings plc*	1,407	5,867
Mersana Therapeutics, Inc.*	8,939	16,895
Metagenomi, Inc.*	1,322	2,869
MiMedx Group, Inc.*	9,266	54,762
Mineralys Therapeutics, Inc.*	3,302	39,987
Monte Rosa Therapeutics, Inc.(x)*	6,148	32,584
Myriad Genetics, Inc.*	13,561	371,436
Neurogene, Inc.(x)*	720	30,211
Nkarta, Inc.*	7,802	35,265
Novavax, Inc.(x)*	4,756	60,068
Nurix Therapeutics, Inc.*	3,026	67,994
Olema Pharmaceuticals, Inc.*	4,351	51,951
Organogenesis Holdings, Inc., Class A*	9,709	27,768
ORIC Pharmaceuticals, Inc.*	7,020	71,955
Outlook Therapeutics, Inc.(x)*	986	5,265
PepGen, Inc.*	290	2,479
Perspective Therapeutics, Inc.*	1,709	22,815
Poseida Therapeutics, Inc., Class A*	7,443	21,287
Precigen, Inc.(x)*	16,991	16,092
Prelude Therapeutics, Inc.(x)*	2,772	5,738
ProKidney Corp., Class A*	2,200	4,224
Prothena Corp. plc*	2,600	43,498
PTC Therapeutics, Inc.*	2,695	99,985
Puma Biotechnology, Inc.*	3,906	9,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pyxis Oncology, Inc.(x)*	7,177	$26,340
Q32 Bio, Inc.(x)*	901	40,203
RAPT Therapeutics, Inc.*	4,457	8,959
REGENXBIO, Inc.*	6,786	71,185
Regulus Therapeutics, Inc.*	6,868	10,783
Relay Therapeutics, Inc.*	14,811	104,862
Renovaro, Inc.(x)*	3,360	1,624
Replimune Group, Inc.*	9,165	100,448
REVOLUTION Medicines, Inc.*	8,078	366,337
Rigel Pharmaceuticals, Inc.*	442	7,152
Sage Therapeutics, Inc.*	7,939	57,320
Savara, Inc.(x)*	3,005	12,741
Scholar Rock Holding Corp.*	1,090	8,731
Shattuck Labs, Inc.(x)*	1,991	6,949
Skye Bioscience, Inc.*	2,155	8,426
Solid Biosciences, Inc.*	3,113	21,698
Spyre Therapeutics, Inc.(x)*	4,867	143,138
Summit Therapeutics, Inc.(x)*	679	14,870
Sutro Biopharma, Inc.*	12,076	41,783
Tenaya Therapeutics, Inc.*	6,921	13,358
Tourmaline Bio, Inc.(x)	3,394	87,260
Travere Therapeutics, Inc.*	11,053	154,631
TScan Therapeutics, Inc.*	2,012	10,020
UroGen Pharma Ltd.(x)*	1,133	14,389
Vanda Pharmaceuticals, Inc.*	8,709	40,845
Veracyte, Inc.*	11,578	394,115
Verve Therapeutics, Inc.*	10,464	50,646
Vir Biotechnology, Inc.*	13,940	104,411
Viridian Therapeutics, Inc.*	2,439	55,487
Voyager Therapeutics, Inc.*	6,727	39,353
Werewolf Therapeutics, Inc.*	3,380	7,166
XBiotech, Inc.*	2,703	20,894
Xencor, Inc.*	4,706	94,638
XOMA Royalty Corp.*	466	12,340
Zentalis Pharmaceuticals, Inc.*	8,431	31,026
Zymeworks, Inc.*	8,611	108,068

		8,648,135

Health Care Equipment & Supplies (0.8%)
AngioDynamics, Inc.*	5,833	45,381
Artivion, Inc.*	1,454	38,705
AtriCure, Inc.*	2,434	68,249
Avanos Medical, Inc.*	6,837	164,293
Bioventus, Inc., Class A*	3,589	42,889
Embecta Corp.	7,801	109,994
Fractyl Health, Inc.*	2,221	5,619
ICU Medical, Inc.*	3,231	588,753
Inmode Ltd.*	10,707	181,484
Inogen, Inc.*	3,903	37,859
Integer Holdings Corp.*	1,512	196,560
Integra LifeSciences Holdings Corp.*	10,172	184,825
LivaNova plc*	7,727	405,977
Neogen Corp.*	32,911	553,234
Nevro Corp.*	5,387	30,113
Omnicell, Inc.*	6,939	302,540
OraSure Technologies, Inc.*	10,459	44,660
Orchestra BioMed Holdings, Inc.(x)*	1,900	9,766
Orthofix Medical, Inc.*	4,975	77,709
OrthoPediatrics Corp.*	2,403	65,145
SI-BONE, Inc.*	1,166	16,301
Surmodics, Inc.*	720	27,922
Tactile Systems Technology, Inc.*	3,488	50,960
Utah Medical Products, Inc.	385	25,760
Varex Imaging Corp.*	5,898	70,304
Zimvie, Inc.*	4,049	64,258

		3,409,260

Health Care Providers & Services (0.7%)
Accolade, Inc.*	7,272	27,997
AdaptHealth Corp., Class A*	8,430	94,669
Addus HomeCare Corp.*	1,575	209,522
Ardent Health Partners, Inc.*	460	8,455
Aveanna Healthcare Holdings, Inc.*	2,846	14,799
Brookdale Senior Living, Inc.*	4,201	28,525
Castle Biosciences, Inc.*	2,605	74,295
Community Health Systems, Inc.*	8,685	52,718
Concentra Group Holdings Parent, Inc.(x)*	997	22,293
Cross Country Healthcare, Inc.*	4,900	65,856
DocGo, Inc.(x)*	12,044	39,986
Enhabit, Inc.*	7,021	55,466
Fulgent Genetics, Inc.*	3,048	66,233
GeneDx Holdings Corp., Class A*	1,577	66,928
Innovage Holding Corp.*	1,749	10,494
LifeStance Health Group, Inc.*	11,225	78,575
ModivCare, Inc.*	821	11,724
Nano-X Imaging Ltd.(x)*	521	3,168
National HealthCare Corp.	1,915	240,849
NeoGenomics, Inc.*	17,773	262,152
OPKO Health, Inc.(x)*	48,359	72,055
Option Care Health, Inc.*	13,719	429,405
Owens & Minor, Inc.*	9,847	154,499
Patterson Cos., Inc.	9,744	212,809
Pediatrix Medical Group, Inc.*	12,631	146,393
Performant Financial Corp.*	2,507	9,376
PetIQ, Inc., Class A*	3,556	109,418
Quipt Home Medical Corp.*	4,796	14,004
Select Medical Holdings Corp.	5,072	176,861
Sonida Senior Living, Inc.*	233	6,230
Surgery Partners, Inc.*	11,711	377,563

		3,143,317

Health Care Technology (0.1%)
Definitive Healthcare Corp., Class A*	8,044	35,957
Health Catalyst, Inc.*	7,980	64,957
HealthStream, Inc.	2,371	68,380
LifeMD, Inc.*	2,005	10,506
Teladoc Health, Inc.*	21,585	198,150
Waystar Holding Corp.*	2,276	63,478

		441,428

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.(x)*	17,039	87,240
BioLife Solutions, Inc.*	516	12,921
Codexis, Inc.*	9,245	28,475
Conduit Pharmaceuticals, Inc.*	5,088	603
CryoPort, Inc.*	984	7,980
Cytek Biosciences, Inc.*	18,930	104,872
Harvard Bioscience, Inc.*	4,285	11,527
Lifecore Biomedical, Inc.(x)*	3,061	15,091
MaxCyte, Inc.*	15,429	60,019
Mesa Laboratories, Inc.	500	64,930
Nautilus Biotechnology, Inc., Class A*	7,777	22,164
OmniAb, Inc. (Earn Out Shares)(r)(x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	11,878	50,244
Pacific Biosciences of California, Inc.(x)*	40,493	68,838
Quanterix Corp.*	4,727	61,262
Quantum-Si, Inc.*	14,888	13,134
Standard BioTools, Inc.*	34,507	66,598

		675,898

Pharmaceuticals (0.5%)
Alto Neuroscience, Inc.*	1,230	14,071
Alumis, Inc.*	865	9,238
Amneal Pharmaceuticals, Inc.*	3,974	33,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ANI Pharmaceuticals, Inc.*	777	$46,356
Aquestive Therapeutics, Inc.(x)*	8,057	40,124
Atea Pharmaceuticals, Inc.*	10,845	36,331
Contineum Therapeutics, Inc., Class A*	376	7,197
CorMedix, Inc.*	1,271	10,270
Enliven Therapeutics, Inc.*	294	7,509
Esperion Therapeutics, Inc.(x)*	20,257	33,424
EyePoint Pharmaceuticals, Inc.(x)*	4,030	32,200
Fulcrum Therapeutics, Inc.(x)*	5,312	18,964
Innoviva, Inc.*	7,551	145,810
Ligand Pharmaceuticals, Inc.*	2,579	258,132
Nektar Therapeutics*	26,452	34,388
Nuvation Bio, Inc.*	28,317	64,846
Omeros Corp.(x)*	5,476	21,740
Pacira BioSciences, Inc.*	6,482	97,554
Phathom Pharmaceuticals, Inc.*	3,947	71,362
Phibro Animal Health Corp., Class A	2,399	54,025
Pliant Therapeutics, Inc.*	8,917	99,959
Prestige Consumer Healthcare, Inc.*	7,475	538,947
Rapport Therapeutics, Inc.(x)*	580	11,878
Scilex Holding Co.(r)(x)*	8,559	6,726
SIGA Technologies, Inc.	1,760	11,880
Supernus Pharmaceuticals, Inc.*	7,111	221,721
Terns Pharmaceuticals, Inc.*	8,006	66,770
Theravance Biopharma, Inc.*	5,331	42,968
Third Harmonic Bio, Inc.(x)*	3,281	44,457
Trevi Therapeutics, Inc.(x)*	3,533	11,800
Ventyx Biosciences, Inc.(x)*	8,946	19,502
WaVe Life Sciences Ltd.*	1,719	14,096
Zevra Therapeutics, Inc.(x)*	2,917	20,244

		2,147,553

Total Health Care		18,465,591

Industrials (17.0%)
Aerospace & Defense (0.4%)
AAR Corp.*	4,133	270,133
AerSale Corp.*	4,790	24,190
Archer Aviation, Inc., Class A*	2,049	6,208
Astronics Corp.*	4,332	84,387
Ducommun, Inc.*	2,127	140,020
Intuitive Machines, Inc.(x)*	3,947	31,773
Kratos Defense & Security Solutions, Inc.*	12,443	289,922
Mercury Systems, Inc.*	8,273	306,101
National Presto Industries, Inc.	717	53,875
Park Aerospace Corp.	1,489	19,402
Redwire Corp.(x)*	2,415	16,591
Terran Orbital Corp.(x)*	21,014	5,279
Triumph Group, Inc.*	11,056	142,512
V2X, Inc.*	1,816	101,442
Virgin Galactic Holdings, Inc.(x)*	2,575	15,708

		1,507,543

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	7,674	124,242
Forward Air Corp.(x)	3,837	135,830
Hub Group, Inc., Class A	9,314	423,321
Radiant Logistics, Inc.(x)*	4,987	32,067

		715,460

Building Products (0.6%)
American Woodmark Corp.*	2,230	208,394
Apogee Enterprises, Inc.	2,323	162,645
AZZ, Inc.	795	65,675
Caesarstone Ltd.*	2,974	13,561
Gibraltar Industries, Inc.*	2,393	167,343
Insteel Industries, Inc.	1,526	47,443
JELD-WEN Holding, Inc.*	8,353	132,061
Masterbrand, Inc.*	19,117	354,429
Quanex Building Products Corp.	6,628	183,927
Resideo Technologies, Inc.*	22,167	446,443
UFP Industries, Inc.	3,973	521,297
Zurn Elkay Water Solutions Corp.	1,170	42,050

		2,345,268

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.	9,590	505,968
ACCO Brands Corp.	14,278	78,101
Aris Water Solutions, Inc., Class A	3,861	65,135
Bridger Aerospace Group Holdings, Inc.(x)*	1,319	2,928
BrightView Holdings, Inc.*	8,797	138,465
Cimpress plc*	873	71,516
Civeo Corp.	194,700	5,334,780
CoreCivic, Inc.*	16,542	209,256
Deluxe Corp.	6,905	134,579
Ennis, Inc.	3,263	79,356
Enviri Corp.*	12,361	127,813
GEO Group, Inc. (The)*	18,700	240,295
Healthcare Services Group, Inc.*	11,354	126,824
HNI Corp.	3,773	203,138
Interface, Inc., Class A	7,814	148,232
Matthews International Corp., Class A	4,606	106,859
MillerKnoll, Inc.	10,591	262,233
NL Industries, Inc.	958	7,118
OPENLANE, Inc.*	105,519	1,781,161
Pitney Bowes, Inc.	10,319	73,575
Quad/Graphics, Inc.	1,973	8,957
RB Global, Inc.	30,696	2,470,721
Steelcase, Inc., Class A	13,932	187,943
UniFirst Corp.	2,280	452,922
Virco Mfg. Corp.(x)	1,445	19,955
VSE Corp.	2,009	166,205

		13,004,035

Construction & Engineering (0.4%)
Ameresco, Inc., Class A*	3,209	121,750
Arcosa, Inc.	7,316	693,264
Concrete Pumping Holdings, Inc.*	3,274	18,956
Fluor Corp.*	2,142	102,195
Granite Construction, Inc.	1,176	93,233
Great Lakes Dredge & Dock Corp.*	9,817	103,373
Matrix Service Co.*	3,939	45,417
Northwest Pipe Co.*	1,174	52,983
Orion Group Holdings, Inc.*	3,868	22,318
Primoris Services Corp.	680	39,494
Southland Holdings, Inc.*	1,774	6,564
Tutor Perini Corp.*	6,479	175,970

		1,475,517

Electrical Equipment (0.4%)
Allient, Inc.	1,942	36,879
Blink Charging Co.(x)*	8,045	13,837
Bloom Energy Corp., Class A(x)*	2,560	27,034
ChargePoint Holdings, Inc.(x)*	25,611	35,087
Energy Vault Holdings, Inc.(x)*	15,210	14,602
EnerSys	478	48,780
Freyr Battery, Inc.*	16,510	16,016
FuelCell Energy, Inc.(x)*	78,562	29,853
LSI Industries, Inc.	1,204	19,445
NANO Nuclear Energy, Inc.(x)*	481	6,931
Net Power, Inc.(x)*	3,053	21,401
NEXTracker, Inc., Class A*	5,573	208,876
Plug Power, Inc.(x)*	102,955	232,678
Preformed Line Products Co.	323	41,370
SES AI Corp.(x)*	17,621	11,274
Stem, Inc.(x)*	21,159	7,368
Sunrun, Inc.*	32,943	594,951
Thermon Group Holdings, Inc.*	4,383	130,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
TPI Composites, Inc.*	6,842	$31,131
Ultralife Corp.*	1,283	11,598
Vicor Corp.*	1,480	62,308

		1,602,208

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	992	52,417
FTAI Infrastructure, Inc.	15,715	147,092
Heartland Express, Inc.	4,006	49,194
Hertz Global Holdings, Inc.(x)*	18,186	60,014
Marten Transport Ltd.	6,575	116,378
PAM Transportation Services, Inc.*	820	15,170
Proficient Auto Logistics, Inc.*	1,494	21,185
Universal Logistics Holdings, Inc.	668	28,797
Werner Enterprises, Inc.	8,005	308,913

		799,160

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	4,031	102,105

Machinery (2.6%)
3D Systems Corp.(x)*	19,204	54,539
Albany International Corp., Class A	3,576	317,728
Astec Industries, Inc.	3,404	108,724
Barnes Group, Inc.	6,957	281,132
Columbus McKinnon Corp.	4,206	151,416
Commercial Vehicle Group, Inc.*	5,447	17,703
Douglas Dynamics, Inc.	480	13,238
Eastern Co. (The)	737	23,916
Enpro, Inc.	2,848	461,889
ESCO Technologies, Inc.	1,992	256,928
Gencor Industries, Inc.*	1,552	32,375
Greenbrier Cos., Inc. (The)	4,560	232,058
Helios Technologies, Inc.	1,537	73,315
Hillenbrand, Inc.	7,082	196,880
Hillman Solutions Corp.*	24,589	259,660
Hyliion Holdings Corp.(x)*	22,146	54,922
Hyster-Yale, Inc.	667	42,535
John Bean Technologies Corp.	4,416	435,020
Kennametal, Inc.	11,936	309,500
L B Foster Co., Class A*	1,340	27,376
Lindsay Corp.	787	98,092
Luxfer Holdings plc	4,062	52,603
Manitowoc Co., Inc. (The)*	5,525	53,150
Mayville Engineering Co., Inc.*	1,857	39,146
Miller Industries, Inc.	1,611	98,271
Mueller Industries, Inc.	1,251	92,699
NN, Inc.*	6,814	26,575
Oshkosh Corp.	59,000	5,912,390
Park-Ohio Holdings Corp.	1,275	39,142
Proto Labs, Inc.*	3,968	116,540
REV Group, Inc.	1,742	48,880
Shyft Group, Inc. (The)	4,662	58,508
Standex International Corp.	399	72,929
Tennant Co.	1,608	154,432
Terex Corp.	10,063	532,433
Titan International, Inc.*	7,528	61,203
Trinity Industries, Inc.	1,019	35,502
Twin Disc, Inc.(x)	1,575	19,672
Wabash National Corp.	6,494	124,620

		10,987,641

Marine Transportation (3.2%)
Clarkson plc	116,600	5,736,692
Costamare, Inc.	6,255	98,329
Genco Shipping & Trading Ltd.	6,253	121,933
Golden Ocean Group Ltd.	18,602	248,895
Matson, Inc.	5,137	732,639
Pangaea Logistics Solutions Ltd.	4,691	33,916
Safe Bulkers, Inc.	9,800	50,764
Stolt-Nielsen Ltd.	168,400	6,223,473

		13,246,641

Passenger Airlines (0.2%)
Allegiant Travel Co.	2,423	133,410
Blade Air Mobility, Inc.*	9,141	26,874
JetBlue Airways Corp.(x)*	47,141	309,245
SkyWest, Inc.*	6,005	510,545
Spirit Airlines, Inc.(x)	15,609	37,462
Sun Country Airlines Holdings, Inc.*	2,866	32,128

		1,049,664

Professional Services (5.0%)
Alight, Inc., Class A*	64,451	476,937
Asure Software, Inc.*	3,466	31,367
Barrett Business Services, Inc.	265	9,940
BlackSky Technology, Inc., Class A(x)*	2,261	10,717
Booz Allen Hamilton Holding Corp.	2,800	455,728
CACI International, Inc., Class A*	28,000	14,127,680
Conduent, Inc.*	24,589	99,094
CRA International, Inc.	3,700	648,684
DLH Holdings Corp.*	675	6,318
First Advantage Corp.(x)*	3,187	63,262
Forrester Research, Inc.*	1,719	30,959
Heidrick & Struggles International, Inc.	3,005	116,774
IBEX Holdings Ltd.*	1,307	26,114
Kelly Services, Inc., Class A	4,542	97,244
Korn Ferry	7,923	596,127
Mistras Group, Inc.*	3,241	36,850
NV5 Global, Inc.*	1,774	165,834
Planet Labs PBC*	31,916	71,173
Resources Connection, Inc.	4,550	44,135
Science Applications International Corp.	24,000	3,342,480
Sterling Check Corp.(x)*	2,006	33,540
TrueBlue, Inc.*	4,481	35,355
TTEC Holdings, Inc.	3,015	17,698
Willdan Group, Inc.*	2,000	81,900

		20,625,910

Trading Companies & Distributors (0.6%)
Beacon Roofing Supply, Inc.*	649	56,093
BlueLinx Holdings, Inc.*	1,278	134,727
Boise Cascade Co.	3,140	442,677
Custom Truck One Source, Inc.(x)*	2,300	7,935
Distribution Solutions Group, Inc.*	203	7,818
DNOW, Inc.*	15,955	206,298
DXP Enterprises, Inc.*	1,686	89,965
EVI Industries, Inc.	194	3,750
GATX Corp.	5,369	711,124
GMS, Inc.*	652	59,052
H&E Equipment Services, Inc.	388	18,888
Hudson Technologies, Inc.*	5,522	46,053
MRC Global, Inc.*	12,899	164,333
Rush Enterprises, Inc., Class A	9,282	490,368
Rush Enterprises, Inc., Class B	1,231	59,026
Titan Machinery, Inc.*	3,063	42,668
Willis Lease Finance Corp.	462	68,750

		2,609,525

Transportation Infrastructure (0.1%)
Braemar plc	148,000	572,830

Total Industrials		70,643,507

Information Technology (2.8%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.*	12,163	72,127
Applied Optoelectronics, Inc.(x)*	5,534	79,192
Aviat Networks, Inc.*	1,668	36,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Calix, Inc.*	2,294	$88,984
Clearfield, Inc.*	1,845	71,881
CommScope Holding Co., Inc.*	31,529	192,642
Digi International, Inc.*	5,524	152,076
Extreme Networks, Inc.*	9,079	136,457
NETGEAR, Inc.*	4,322	86,699
NetScout Systems, Inc.*	10,522	228,854
Ribbon Communications, Inc.*	13,516	43,927
Viasat, Inc.*	18,729	223,624
Viavi Solutions, Inc.*	33,006	297,714

		1,710,256

Electronic Equipment, Instruments & Components (1.0%)
908 Devices, Inc.*	3,483	12,086
Aeva Technologies, Inc.(x)*	2,999	9,867
Bel Fuse, Inc., Class A	313	31,122
Bel Fuse, Inc., Class B	1,544	121,219
Belden, Inc.	2,835	332,064
Benchmark Electronics, Inc.	5,381	238,486
CTS Corp.	999	48,332
Daktronics, Inc.*	4,693	60,587
ePlus, Inc.*	1,337	131,481
FARO Technologies, Inc.*	2,807	53,726
Iteris, Inc.*	784	5,598
Itron, Inc.*	673	71,883
Kimball Electronics, Inc.*	3,811	70,542
Knowles Corp.*	13,521	243,784
Methode Electronics, Inc.	5,062	60,541
MicroVision, Inc.(x)*	14,267	16,264
Mirion Technologies, Inc., Class A*	26,782	296,477
nLight, Inc.*	6,828	72,991
OSI Systems, Inc.*	138	20,952
Ouster, Inc.*	5,327	33,560
PAR Technology Corp.(x)*	317	16,509
PC Connection, Inc.	1,726	130,192
Plexus Corp.*	2,878	393,451
Powerfleet, Inc.*	14,798	73,990
Richardson Electronics Ltd.	1,820	22,459
Rogers Corp.*	2,842	321,174
Sanmina Corp.*	8,131	556,567
ScanSource, Inc.*	3,851	184,963
SmartRent, Inc., Class A*	29,227	50,563
TTM Technologies, Inc.*	15,145	276,396
Vishay Intertechnology, Inc.	18,777	355,073
Vishay Precision Group, Inc.*	1,680	43,512

		4,356,411

IT Services (0.2%)
Applied Digital Corp.(x)*	5,539	45,697
ASGN, Inc.*	5,344	498,221
BigBear.ai Holdings, Inc.(x)*	4,202	6,135
Core Scientific, Inc.(x)*	5,648	66,985
Fastly, Inc., Class A*	4,005	30,318
Grid Dynamics Holdings, Inc.*	2,246	31,444
Hackett Group, Inc. (The)	264	6,935
Information Services Group, Inc.	5,405	17,837
Rackspace Technology, Inc.*	9,900	24,255
Thoughtworks Holding, Inc.*	14,974	66,185
Unisys Corp.*	9,725	55,238

		849,250

Semiconductors & Semiconductor Equipment (0.5%)
ACM Research, Inc., Class A*	2,386	48,436
Alpha & Omega Semiconductor Ltd.*	3,589	133,224
Ambarella, Inc.*	2,726	153,760
CEVA, Inc.*	364	8,790
Cohu, Inc.*	7,088	182,162
Diodes, Inc.*	6,230	399,281
Everspin Technologies, Inc.*	913	5,387
Ichor Holdings Ltd.*	3,341	106,277
indie Semiconductor, Inc., Class A*	16,676	66,537
MaxLinear, Inc., Class A*	658	9,528
Navitas Semiconductor Corp., Class A(x)*	16,081	39,398
Photronics, Inc.*	5,988	148,263
Rigetti Computing, Inc.(x)*	21,106	16,528
SMART Global Holdings, Inc.*	7,940	166,343
Synaptics, Inc.*	5,470	424,363
Veeco Instruments, Inc.*	1,356	44,924

		1,953,201

Software (0.6%)
Adeia, Inc.	2,671	31,812
American Software, Inc., Class A	4,697	52,559
Aurora Innovation, Inc., Class A(x)*	64,271	380,484
Bit Digital, Inc.(x)*	17,361	60,937
Cerence, Inc.(x)*	5,938	18,705
Cipher Mining, Inc.(x)*	8,315	32,179
CommVault Systems, Inc.*	472	72,617
Consensus Cloud Solutions, Inc.*	2,678	63,067
CS Disco, Inc.*	1,847	10,860
Daily Journal Corp.*	60	29,406
Digimarc Corp.(x)*	171	4,596
Digital Turbine, Inc.(x)*	14,550	44,669
D-Wave Quantum, Inc.(x)*	6,426	6,316
E2open Parent Holdings, Inc.*	30,732	135,528
EverCommerce, Inc.*	772	7,998
Hut 8 Corp.(x)*	12,412	152,171
Instructure Holdings, Inc.(x)*	1,470	34,619
Life360, Inc.(x)*	200	7,870
MARA Holdings, Inc.(x)*	7,611	123,450
Meridianlink, Inc.*	1,624	33,406
NCR Voyix Corp.*	2,294	31,130
Olo, Inc., Class A*	8,206	40,702
ON24, Inc.*	4,602	28,164
OneSpan, Inc.*	468	7,802
Ooma, Inc.*	2,970	33,828
Pagaya Technologies Ltd., Class A(x)*	7,077	74,804
PowerSchool Holdings, Inc., Class A*	996	22,719
Rimini Street, Inc.*	6,759	12,504
Riot Platforms, Inc.(x)*	37,390	277,434
Roadzen, Inc.(x)*	2,500	2,975
Silvaco Group, Inc.*	399	5,706
SolarWinds Corp.	8,303	108,354
Telos Corp.*	8,529	30,619
Terawulf, Inc.(x)*	2,459	11,508
Verint Systems, Inc.*	9,286	235,214
Xperi, Inc.*	6,765	62,509

		2,289,221

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A(x)	502	7,038
Corsair Gaming, Inc.*	5,608	39,031
Diebold Nixdorf, Inc.*	3,791	169,306
Eastman Kodak Co.*	9,044	42,688
Immersion Corp.	4,764	42,495
Turtle Beach Corp.*	1,121	17,196
Xerox Holdings Corp.(x)	17,787	184,629

		502,383

Total Information Technology		11,660,722

Materials (4.1%)
Chemicals (0.9%)
AdvanSix, Inc.	3,831	116,386
American Vanguard Corp.	3,896	20,649
Arcadium Lithium plc(x)*	163,150	464,977
Arq, Inc.*	3,276	19,230
Aspen Aerogels, Inc.*	7,001	193,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Avient Corp.	13,680	$688,378
Core Molding Technologies, Inc.*	1,200	20,652
Ecovyst, Inc.*	17,637	120,813
HB Fuller Co.	5,895	467,945
Innospec, Inc.	500	56,545
Intrepid Potash, Inc.*	1,627	39,048
Koppers Holdings, Inc.	3,181	116,202
Kronos Worldwide, Inc.	3,453	42,990
LSB Industries, Inc.*	8,289	66,644
Mativ Holdings, Inc.	8,125	138,044
Minerals Technologies, Inc.	4,830	373,021
Perimeter Solutions SA*	20,166	271,233
PureCycle Technologies, Inc.(x)*	14,977	142,281
Rayonier Advanced Materials, Inc.*	9,611	82,270
Sensient Technologies Corp.	313	25,109
Stepan Co.	2,894	223,561
Tronox Holdings plc	18,208	266,383
Valhi, Inc.	375	12,514

		3,968,733

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	18,383	717,488

Containers & Packaging (0.2%)
Greif, Inc., Class A	3,855	241,554
Greif, Inc., Class B	662	46,228
O-I Glass, Inc.*	23,562	309,133
Pactiv Evergreen, Inc.	5,244	60,358
Ranpak Holdings Corp., Class A*	6,995	45,677
TriMas Corp.	6,118	156,193

		859,143

Metals & Mining (2.7%)
Arch Resources, Inc.	2,630	363,361
Caledonia Mining Corp. plc	2,137	31,970
Coeur Mining, Inc.*	60,046	413,116
Commercial Metals Co.	17,451	959,107
Compass Minerals International, Inc.	5,089	61,170
Contango ORE, Inc.(x)*	920	17,719
Dakota Gold Corp.*	3,972	9,374
Haynes International, Inc.	1,884	112,173
Hecla Mining Co.	88,758	592,016
i-80 Gold Corp.*	47,242	54,801
Kaiser Aluminum Corp.	124	8,992
Lifezone Metals Ltd.(x)*	5,287	37,009
Materion Corp.	178	19,911
Mesabi Trust	108,000	2,446,200
Metallus, Inc.*	6,607	97,982
Metals Acquisition Ltd., Class A*	5,572	77,172
Novagold Resources, Inc.*	36,154	148,231
Olympic Steel, Inc.	1,634	63,726
Piedmont Lithium, Inc.(x)*	1,821	16,262
Radius Recycling, Inc.	3,883	71,991
Ryerson Holding Corp.	4,231	84,239
Sandstorm Gold Ltd.	728,200	4,369,200
SSR Mining, Inc.	30,243	171,780
SunCoke Energy, Inc.	12,957	112,467
Tredegar Corp.*	4,338	31,624
Universal Stainless & Alloy Products, Inc.*	1,293	49,949
Warrior Met Coal, Inc.	7,803	498,612
Wheaton Precious Metals Corp.	2,000	122,160
Worthington Steel, Inc.	5,021	170,764

		11,213,078

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,345	66,926
Sylvamo Corp.	4,156	356,793

		423,719

Total Materials		17,182,161

Real Estate (10.4%)
Diversified REITs (0.7%)
Alexander & Baldwin, Inc. (REIT)	10,831	207,955
Alpine Income Property Trust, Inc. (REIT)	1,683	30,631
American Assets Trust, Inc. (REIT)	7,118	190,193
Armada Hoffler Properties, Inc. (REIT)	9,301	100,730
Broadstone Net Lease, Inc. (REIT)	28,431	538,767
CTO Realty Growth, Inc. (REIT)	3,153	59,970
Empire State Realty Trust, Inc. (REIT), Class A	20,472	226,830
Essential Properties Realty Trust, Inc. (REIT)	26,753	913,615
Gladstone Commercial Corp. (REIT)	5,297	86,023
Global Net Lease, Inc. (REIT)	30,747	258,890
NexPoint Diversified Real Estate Trust (REIT)	4,556	28,475
One Liberty Properties, Inc. (REIT)	2,448	67,418

		2,709,497

Health Care REITs (0.6%)
American Healthcare REIT, Inc. (REIT)	12,459	325,180
CareTrust REIT, Inc. (REIT)	19,779	610,380
Community Healthcare Trust, Inc. (REIT)	3,641	66,084
Diversified Healthcare Trust (REIT)	32,497	136,162
Global Medical REIT, Inc. (REIT)	9,277	91,935
LTC Properties, Inc. (REIT)	6,315	231,697
National Health Investors, Inc. (REIT)	6,389	537,059
Sabra Health Care REIT, Inc. (REIT)	35,044	652,169
Universal Health Realty Income Trust (REIT)	326	14,915

		2,665,581

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	34,996	519,691
Braemar Hotels & Resorts, Inc. (REIT)	9,731	30,069
Chatham Lodging Trust (REIT)	7,970	67,904
DiamondRock Hospitality Co. (REIT)	32,863	286,894
Pebblebrook Hotel Trust (REIT)	18,220	241,050
RLJ Lodging Trust (REIT)	23,577	216,437
Service Properties Trust (REIT)	24,964	113,836
Summit Hotel Properties, Inc. (REIT)	15,458	106,042
Sunstone Hotel Investors, Inc. (REIT)	31,304	323,057
Xenia Hotels & Resorts, Inc. (REIT)	15,887	234,651

		2,139,631

Industrial REITs (0.5%)
Industrial Logistics Properties Trust (REIT)	9,661	45,986
Innovative Industrial Properties, Inc. (REIT)	4,299	578,645
LXP Industrial Trust (REIT)	44,096	443,165
Plymouth Industrial REIT, Inc. (REIT)	6,021	136,075
Terreno Realty Corp. (REIT)	14,449	965,627

		2,169,498

Office REITs (0.8%)
Brandywine Realty Trust (REIT)	24,962	135,793
City Office REIT, Inc. (REIT)	5,945	34,719
COPT Defense Properties (REIT)	17,115	519,098
Douglas Emmett, Inc. (REIT)	19,672	345,637
Easterly Government Properties, Inc. (REIT), Class A	14,365	195,077
Equity Commonwealth (REIT)*	15,833	315,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Franklin Street Properties Corp. (REIT)	12,721	$22,516
Hudson Pacific Properties, Inc. (REIT)	20,084	96,001
JBG SMITH Properties (REIT)	12,983	226,943
NET Lease Office Properties (REIT)	2,203	67,456
Orion Office REIT, Inc. (REIT)	8,506	34,024
Paramount Group, Inc. (REIT)	29,014	142,749
Peakstone Realty Trust (REIT)(x)	5,586	76,137
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,964	191,536
Postal Realty Trust, Inc. (REIT), Class A	1,470	21,521
SL Green Realty Corp. (REIT)(x)	9,911	689,905

		3,114,189

Real Estate Management & Development (5.1%)
American Realty Investors, Inc.(x)*	237	4,157
Anywhere Real Estate, Inc.*	15,406	78,263
Cushman & Wakefield plc*	20,352	277,398
DigitalBridge Group, Inc.	23,742	335,474
DREAM Unlimited Corp., Class A	208,700	5,163,238
Forestar Group, Inc.*	2,485	80,439
FRP Holdings, Inc.*	1,972	58,884
Howard Hughes Holdings, Inc.*	33,500	2,593,905
Kennedy-Wilson Holdings, Inc.	19,091	210,956
Landbridge Co. LLC, Class A(x)*	258,400	10,108,608
Marcus & Millichap, Inc.	4,097	162,364
Newmark Group, Inc., Class A	20,502	318,396
Offerpad Solutions, Inc.(x)*	1,447	5,875
Opendoor Technologies, Inc.*	92,139	184,278
RE/MAX Holdings, Inc., Class A*	2,881	35,868
RMR Group, Inc. (The), Class A	3,505	88,957
Seaport Entertainment Group, Inc.(x)*	3,877	106,307
Star Holdings*	2,207	30,545
Stratus Properties, Inc.*	806	20,948
Tejon Ranch Co.*	67,573	1,185,906
Transcontinental Realty Investors, Inc.*	193	5,556

		21,056,322

Residential REITs (0.7%)
Apartment Investment and Management Co. (REIT), Class A*	11,667	105,470
BRT Apartments Corp. (REIT)	1,862	32,734
Centerspace (REIT)	2,295	161,729
Elme Communities (REIT)	13,429	236,216
Equity LifeStyle Properties, Inc. (REIT)	15,400	1,098,636
Independence Realty Trust, Inc. (REIT)	34,341	703,990
NexPoint Residential Trust, Inc. (REIT)	3,395	149,414
UMH Properties, Inc. (REIT)	8,374	164,717
Veris Residential, Inc. (REIT)	11,911	212,730

		2,865,636

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	15,788	370,702
CBL & Associates Properties, Inc. (REIT)(x)	1,122	28,274
Getty Realty Corp. (REIT)	7,313	232,627
InvenTrust Properties Corp. (REIT)	10,399	295,020
Kite Realty Group Trust (REIT)	32,925	874,488
Macerich Co. (The) (REIT)	32,795	598,181
NETSTREIT Corp. (REIT)(x)	9,164	151,481
Phillips Edison & Co., Inc. (REIT)	15,775	594,875
Retail Opportunity Investments Corp. (REIT)	18,782	295,441
SITE Centers Corp. (REIT)	7,304	441,892
Tanger, Inc. (REIT)	9,756	323,704
Urban Edge Properties (REIT)	18,575	397,319
Whitestone REIT (REIT)	7,500	101,475

		4,705,479

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	6,515	68,082
Four Corners Property Trust, Inc. (REIT)	13,995	410,194
Gladstone Land Corp. (REIT)	5,057	70,292
Outfront Media, Inc. (REIT)	13,659	251,052
PotlatchDeltic Corp. (REIT)	12,050	542,853
Safehold, Inc. (REIT)	8,006	209,997
Uniti Group, Inc. (REIT)	36,539	206,080

		1,758,550

Total Real Estate		43,184,383

Utilities (2.6%)
Electric Utilities (0.7%)
ALLETE, Inc.	8,808	565,386
Genie Energy Ltd., Class B	995	16,169
Hawaiian Electric Industries, Inc.*	24,871	240,751
MGE Energy, Inc.	3,120	285,324
Otter Tail Corp.	3,504	273,873
Portland General Electric Co.	15,265	731,193
TXNM Energy, Inc.	13,538	592,558

		2,705,254

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	18,101	786,127
Chesapeake Utilities Corp.	3,371	418,577
New Jersey Resources Corp.	14,755	696,436
Northwest Natural Holding Co.	5,722	233,572
ONE Gas, Inc.	8,458	629,444
RGC Resources, Inc.	1,254	28,303
Rubis SCA	10,100	275,674
Southwest Gas Holdings, Inc.	9,199	678,518
Spire, Inc.	8,480	570,619

		4,317,270

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	11,191	35,587
Ormat Technologies, Inc.	8,166	628,292
Sunnova Energy International, Inc.(x)*	16,296	158,723

		822,602

Multi-Utilities (0.4%)
Avista Corp.	11,902	461,202
Black Hills Corp.	10,289	628,864
Northwestern Energy Group, Inc.	9,246	529,056
Unitil Corp.	2,432	147,331

		1,766,453

Water Utilities (0.3%)
American States Water Co.	2,410	200,729
California Water Service Group	6,471	350,858
Consolidated Water Co. Ltd.	1,793	45,201
Middlesex Water Co.	2,357	153,771
Pure Cycle Corp.*	2,954	31,815
SJW Group	4,910	285,320
York Water Co. (The)	1,651	61,846

		1,129,540

Total Utilities		10,741,119

Total Common Stocks (95.9%) (Cost $252,136,062)		398,928,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	237	$—
Chinook Therapeutics, Inc., CVR *	6,337	3,168
Icosavax, Inc., CVR *	3,924	1,177
Inhibrx, Inc., CVR(r)*	1,653	803

Total Rights (0.0%)† (Cost $3,568)		5,148

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29(x)*	336	1,099

Total Health Care		1,099

Total Warrants (0.0%)† (Cost $—)		1,099

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,100,000	1,100,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	1,100,000	1,100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	14,419,220	14,419,220
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	13,731,474	13,739,713

Total Investment Companies		30,358,933

Total Short-Term Investments (7.3%) (Cost $30,357,056)		30,358,933

Total Investments in Securities (103.2%) (Cost $282,496,686)		429,293,660
Other Assets Less Liabilities (-3.2%)		(13,253,141)

Net Assets (100%)		$416,040,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $72,286 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $20,966,760. This was collateralized by $5,245,984 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/15/24 - 5/15/54 and by cash of $16,619,220 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A (x)	61,000	3,678,130	—	(1,391,881)	52,688	(178,317)	2,160,620	6,680	—
Financial Services
PennyMac Financial Services, Inc.**	1,853	319,811	12,502	(179,353)	92,461	(34,235)	211,186	1,992	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	13,522	194,230	12,721	(5,553)	201	(8,775)	192,824	10,247	—

Total		4,192,171	25,223	(1,576,787)	145,350	(221,327)	2,564,630	18,919	—

**	Not affiliated at September 30, 2024.

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	10	12/2024	USD	1,124,600	30,138

					30,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$14,390,754	$581,815	$—		$14,972,569
Consumer Discretionary	60,227,417	—	—	(a)	60,227,417
Consumer Staples	14,942,956	—	—		14,942,956
Energy	74,283,292	—	—		74,283,292
Financials	62,612,607	12,156	—		62,624,763
Health Care	18,458,865	—	6,726		18,465,591
Industrials	58,110,512	12,532,995	—		70,643,507
Information Technology	11,660,722	—	—		11,660,722
Materials	17,182,161	—	—		17,182,161
Real Estate	43,184,383	—	—		43,184,383
Utilities	10,465,445	275,674	—		10,741,119
Futures	30,138	—	—		30,138
Rights
Health Care	—	4,345	803		5,148
Short-Term Investments
Investment Companies	30,358,933	—	—		30,358,933
Warrants
Health Care	—	1,099	—		1,099

Total Assets	$415,908,185	$13,408,084	$7,529		$429,323,798

Total Liabilities	$—	$—	$—		$—

Total	$415,908,185	$13,408,084	$7,529		$429,323,798

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176,225,413
Aggregate gross unrealized depreciation	(33,043,275)

Net unrealized appreciation	$143,182,138

Federal income tax cost of investments in securities and derivative instruments, if applicable	$286,141,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	49,191	$1,082,202
Nippon Telegraph & Telephone Corp.	582,500	594,963
Quebecor, Inc., Class B	20,600	537,828
Singapore Telecommunications Ltd.	263,000	662,999
Swisscom AG (Registered)	926	604,496
Telstra Group Ltd.	184,009	493,593
Verizon Communications, Inc.	53,631	2,408,568

		6,384,649

Entertainment (0.4%)
Electronic Arts, Inc.	7,410	1,062,890
Nintendo Co. Ltd.	11,700	621,612

		1,684,502

Interactive Media & Services (3.9%)
Alphabet, Inc., Class A	52,742	8,747,261
Meta Platforms, Inc., Class A	10,347	5,923,036

		14,670,297

Media (0.6%)
Comcast Corp., Class A	52,445	2,190,628

Wireless Telecommunication Services (0.7%)
SoftBank Corp.(x)	707,000	920,859
T-Mobile US, Inc.	8,456	1,744,980

		2,665,839

Total Communication Services		27,595,915

Consumer Discretionary (9.0%)
Automobiles (0.9%)
Tesla, Inc.*	13,084	3,423,167

Broadline Retail (2.7%)
Amazon.com, Inc.*	44,176	8,231,314
Dollarama, Inc.	9,517	974,886
Wesfarmers Ltd.	22,284	1,085,048

		10,291,248

Distributors (0.1%)
Genuine Parts Co.	3,100	433,008

Hotels, Restaurants & Leisure (1.9%)
Aristocrat Leisure Ltd.	17,514	709,547
Booking Holdings, Inc.	311	1,309,969
Chipotle Mexican Grill, Inc.*	15,000	864,300
McDonald’s Corp.	5,371	1,635,523
Oriental Land Co. Ltd.	16,700	429,686
Restaurant Brands International, Inc.	6,100	440,163
Starbucks Corp.	14,830	1,445,777
Yum! Brands, Inc.	3,132	437,572

		7,272,537

Specialty Retail (2.9%)
AutoZone, Inc.*	500	1,575,020
Fast Retailing Co. Ltd.	1,400	461,910
Home Depot, Inc. (The)	9,600	3,889,920
Lowe’s Cos., Inc.	6,600	1,787,610
O’Reilly Automotive, Inc.*	1,097	1,263,305
TJX Cos., Inc. (The)	12,200	1,433,988
Tractor Supply Co.	1,600	465,488

		10,877,241

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	2,710	717,658
NIKE, Inc., Class B	13,944	1,232,649

		1,950,307

Total Consumer Discretionary		34,247,508

Consumer Staples (10.7%)
Beverages (2.8%)
Coca-Cola Co. (The)	59,377	4,266,831
Diageo plc	33,069	1,150,828
Keurig Dr Pepper, Inc.	28,287	1,060,197
Monster Beverage Corp.*	8,200	427,794
PepsiCo, Inc.	21,783	3,704,199

		10,609,849

Consumer Staples Distribution & Retail (3.1%)
Coles Group Ltd.	35,880	447,990
Costco Wholesale Corp.	4,987	4,421,075
George Weston Ltd.	3,500	587,452
Koninklijke Ahold Delhaize NV	31,924	1,102,688
Kroger Co. (The)	8,100	464,130
Loblaw Cos. Ltd.	4,700	625,810
Metro, Inc., Class A	7,900	499,369
Tesco plc	105,597	506,405
Walmart, Inc.	36,751	2,967,643

		11,622,562

Food Products (1.5%)
Danone SA	9,011	655,399
General Mills, Inc.	20,400	1,506,540
Hershey Co. (The)	4,900	939,722
Mondelez International, Inc., Class A	28,700	2,114,329
Orkla ASA	62,988	593,593

		5,809,583

Household Products (2.5%)
Church & Dwight Co., Inc.	3,900	408,408
Colgate-Palmolive Co.	25,400	2,636,774
Henkel AG & Co. KGaA (Preference)(q)	11,807	1,109,266
Kimberly-Clark Corp.	10,800	1,536,624
Procter & Gamble Co. (The)	23,000	3,983,600

		9,674,672

Personal Care Products (0.8%)
Beiersdorf AG	3,314	498,566
L’Oreal SA	2,805	1,255,355
Unilever plc	8,484	549,828
Unilever plc (London Stock Exchange)	10,307	666,811

		2,970,560

Total Consumer Staples		40,687,226

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
EOG Resources, Inc.	6,136	754,299
Equinor ASA	34,266	865,989

Total Energy		1,620,288

Financials (17.9%)
Banks (4.1%)
ANZ Group Holdings Ltd.	31,236	658,216
Bank of Nova Scotia (The)(x)	34,377	1,873,076
Canadian Imperial Bank of Commerce(x)	13,600	834,231
Commonwealth Bank of Australia	4,842	453,220
DBS Group Holdings Ltd.	33,660	996,509
DNB Bank ASA	29,838	611,861
JPMorgan Chase & Co.	9,316	1,964,372
National Bank of Canada(x)	8,646	816,622
Nordea Bank Abp (Helsinki Stock Exchange)	37,103	437,380
Nordea Bank Abp (Stockholm Stock Exchange)	33,032	389,000
Oversea-Chinese Banking Corp. Ltd.	42,700	501,669
Royal Bank of Canada	20,589	2,569,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc.	53,700	$1,137,704
Toronto-Dominion Bank (The)	31,947	2,020,117
United Overseas Bank Ltd.	19,800	495,597

		15,759,298

Capital Markets (3.0%)
Ameriprise Financial, Inc.	1,000	469,810
ASX Ltd.	10,412	460,190
Bank of New York Mellon Corp. (The)	12,800	919,808
Cboe Global Markets, Inc.	4,729	968,830
CME Group, Inc.	7,541	1,663,922
Deutsche Boerse AG	4,728	1,108,908
FactSet Research Systems, Inc.	900	413,865
Intercontinental Exchange, Inc.	11,062	1,777,000
Moody’s Corp.	1,000	474,590
Nasdaq, Inc.	13,500	985,635
S&P Global, Inc.	3,052	1,576,724
TMX Group Ltd.	15,500	485,818

		11,305,100

Financial Services (2.6%)
Berkshire Hathaway, Inc., Class B*	3,978	1,830,914
Fiserv, Inc.*	8,100	1,455,165
Jack Henry & Associates, Inc.	2,600	459,004
Mastercard, Inc., Class A	4,581	2,262,098
Visa, Inc., Class A	13,555	3,726,947

		9,734,128

Insurance (8.2%)
Aflac, Inc.	16,100	1,799,980
Allianz SE (Registered)	3,961	1,300,710
American International Group, Inc.	11,200	820,176
Aon plc, Class A	4,000	1,383,960
Chubb Ltd.	4,700	1,355,433
Generali	45,444	1,312,706
Gjensidige Forsikring ASA	24,351	455,502
Hannover Rueck SE	2,335	665,656
Hartford Financial Services Group, Inc. (The)	11,900	1,399,559
Intact Financial Corp.	5,700	1,094,525
Loews Corp.	12,300	972,315
Manulife Financial Corp.	15,852	468,486
Marsh & McLennan Cos., Inc.	12,400	2,766,316
Medibank Pvt Ltd.	185,639	468,447
MS&AD Insurance Group Holdings, Inc.	41,400	959,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,909	1,600,619
Poste Italiane SpA(m)	33,001	462,494
Power Corp. of Canada(x)	19,200	605,621
Progressive Corp. (The)	8,778	2,227,505
QBE Insurance Group Ltd.	51,545	589,413
Sampo OYJ, Class A	20,391	951,056
Sompo Holdings, Inc.	32,100	714,922
Sun Life Financial, Inc.	15,700	910,692
Suncorp Group Ltd.	36,318	454,212
Swiss Re AG	4,520	623,246
Tokio Marine Holdings, Inc.	27,100	986,329
Travelers Cos., Inc. (The)	7,189	1,683,089
Willis Towers Watson plc	1,709	503,352
Zurich Insurance Group AG	2,783	1,676,344

		31,211,872

Total Financials		68,010,398

Health Care (10.4%)
Biotechnology (0.6%)
AbbVie, Inc.	2,633	519,965
Amgen, Inc.	2,571	828,402
Gilead Sciences, Inc.	11,568	969,861

		2,318,228

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	21,221	2,419,406
Becton Dickinson & Co.	4,965	1,197,061
Boston Scientific Corp.*	8,400	703,920
IDEXX Laboratories, Inc.*	1,600	808,352
Medtronic plc	24,700	2,223,741
Stryker Corp.	3,441	1,243,096

		8,595,576

Health Care Providers & Services (1.9%)
Cencora, Inc.	6,232	1,402,699
Cigna Group (The)	3,113	1,078,468
Elevance Health, Inc.	2,800	1,456,000
HCA Healthcare, Inc.	1,247	506,818
UnitedHealth Group, Inc.	4,808	2,811,141

		7,255,126

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	3,554	527,698
Danaher Corp.	3,172	881,879
Mettler-Toledo International, Inc.*	600	899,820
Thermo Fisher Scientific, Inc.	2,392	1,479,620

		3,789,017

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	22,226	1,149,973
Eli Lilly and Co.	3,141	2,782,738
Johnson & Johnson	23,600	3,824,616
Merck & Co., Inc.	4,532	514,654
Merck KGaA	3,221	566,502
Novartis AG (Registered)	14,984	1,719,969
Novo Nordisk A/S, Class B	14,513	1,705,181
Novo Nordisk A/S (ADR)	5,674	675,603
Roche Holding AG	4,192	1,340,291
Sanofi SA	7,938	909,243
Takeda Pharmaceutical Co. Ltd.	13,800	393,956
Zoetis, Inc.	10,600	2,071,028

		17,653,754

Total Health Care		39,611,701

Industrials (16.4%)
Aerospace & Defense (0.8%)
General Electric Co.	11,706	2,207,518
Kongsberg Gruppen ASA	4,708	460,407
Singapore Technologies Engineering Ltd.	145,200	526,459

		3,194,384

Air Freight & Logistics (0.7%)
Deutsche Post AG	15,083	672,089
Expeditors International of Washington, Inc.	9,000	1,182,600
United Parcel Service, Inc., Class B	5,500	749,870

		2,604,559

Building Products (1.2%)
Allegion plc	9,400	1,369,956
Geberit AG (Registered)	974	634,565
Trane Technologies plc	6,758	2,627,037

		4,631,558

Commercial Services & Supplies (1.4%)
Brambles Ltd.	35,114	461,974
Cintas Corp.	6,800	1,399,984
Copart, Inc.*	20,400	1,068,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Secom Co. Ltd.	35,000	$1,289,198
Waste Management, Inc.	4,700	975,720

		5,195,836

Construction & Engineering (0.2%)
WSP Global, Inc.	5,245	931,841

Electrical Equipment (1.2%)
ABB Ltd. (Registered)	22,235	1,287,048
Eaton Corp. plc	5,262	1,744,037
Schneider Electric SE	5,258	1,382,465

		4,413,550

Ground Transportation (1.0%)
Canadian Pacific Kansas City Ltd.	5,210	445,592
CSX Corp.	50,276	1,736,030
Union Pacific Corp.	5,984	1,474,936

		3,656,558

Industrial Conglomerates (1.4%)
Hitachi Ltd.	49,000	1,289,052
Honeywell International, Inc.	13,864	2,865,828
Siemens AG (Registered)	5,408	1,091,651

		5,246,531

Machinery (4.3%)
Atlas Copco AB, Class A	75,485	1,460,146
Caterpillar, Inc.	5,213	2,038,909
Cummins, Inc.	2,853	923,773
FANUC Corp.	17,000	495,599
GEA Group AG	9,600	469,767
Illinois Tool Works, Inc.	11,300	2,961,391
Knorr-Bremse AG	7,613	676,682
Kone OYJ, Class B	8,843	528,601
Otis Worldwide Corp.	4,000	415,760
PACCAR, Inc.	18,205	1,796,469
Parker-Hannifin Corp.	1,636	1,033,657
Pentair plc	13,900	1,359,281
Snap-on, Inc.	4,100	1,187,811
Volvo AB, Class B	44,412	1,172,851

		16,520,697

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	1,557	424,595

Professional Services (2.8%)
Automatic Data Processing, Inc.	9,639	2,667,401
Booz Allen Hamilton Holding Corp.	5,000	813,800
Broadridge Financial Solutions, Inc.	3,500	752,605
Leidos Holdings, Inc.	3,500	570,500
Paychex, Inc.	8,500	1,140,615
Thomson Reuters Corp.	8,863	1,511,779
Verisk Analytics, Inc.	5,600	1,500,576
Wolters Kluwer NV	10,351	1,743,311

		10,700,587

Trading Companies & Distributors (1.3%)
Fastenal Co.	30,200	2,156,884
Ferguson Enterprises, Inc.	2,094	415,806
ITOCHU Corp.(x)	9,700	518,188
Mitsui & Co. Ltd.	43,000	950,802
W.W. Grainger, Inc.	900	934,929

		4,976,609

Total Industrials		62,497,305

Information Technology (20.4%)
Communications Equipment (0.4%)
Motorola Solutions, Inc.	3,900	1,753,557

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	33,400	2,176,344
CDW Corp.	4,900	1,108,870

		3,285,214

IT Services (1.2%)
CGI, Inc.*	9,559	1,099,909
Fujitsu Ltd.	22,100	451,380
Gartner, Inc.*	1,100	557,436
International Business Machines Corp.	7,096	1,568,784
NEC Corp.	4,800	459,210
VeriSign, Inc.*	3,000	569,880

		4,706,599

Semiconductors & Semiconductor Equipment (6.3%)
ASML Holding NV	1,544	1,281,465
ASML Holding NV (Registered) (ADR)	1,134	944,905
Broadcom, Inc.	17,383	2,998,568
KLA Corp.	559	432,895
NVIDIA Corp.	127,934	15,536,305
NXP Semiconductors NV	3,514	843,395
QUALCOMM, Inc.	6,638	1,128,792
Texas Instruments, Inc.	3,961	818,224

		23,984,549

Software (6.6%)
Autodesk, Inc.*	2,355	648,755
Constellation Software, Inc.	181	588,857
Fair Isaac Corp.*	400	777,408
Intuit, Inc.	1,963	1,219,023
Microsoft Corp.	35,919	15,455,946
Oracle Corp.	18,300	3,118,320
Roper Technologies, Inc.	2,300	1,279,812
Salesforce, Inc.	1,777	486,383
SAP SE	4,018	914,207
Synopsys, Inc.*	1,117	565,638

		25,054,349

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	74,252	17,300,716
Canon, Inc.	19,600	641,355
HP, Inc.	26,100	936,207

		18,878,278

Total Information Technology		77,662,546

Materials (2.1%)
Chemicals (1.7%)
DuPont de Nemours, Inc.	5,414	482,442
Ecolab, Inc.	4,000	1,021,320
Givaudan SA (Registered)	280	1,535,062
Mitsubishi Chemical Group Corp.	76,600	489,739
Nitto Denko Corp.	33,000	548,412
Sherwin-Williams Co. (The)	6,300	2,404,521

		6,481,496

Metals & Mining (0.4%)
Rio Tinto Ltd.	6,629	591,797
Wheaton Precious Metals Corp.	12,010	733,503

		1,325,300

Total Materials		7,806,796

Real Estate (1.1%)
Real Estate Management & Development (0.2%)
Swiss Prime Site AG (Registered)	4,939	553,511

Residential REITs (0.7%)
AvalonBay Communities, Inc. (REIT)	4,795	1,080,074
Equity Residential (REIT)	9,300	692,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Essex Property Trust, Inc. (REIT)	1,700	$502,214
Mid-America Apartment Communities, Inc. (REIT)	3,300	524,370

		2,799,136

Specialized REITs (0.2%)
Public Storage (REIT)	2,157	784,868

Total Real Estate		4,137,515

Utilities (3.7%)
Electric Utilities (1.7%)
Enel SpA	102,593	819,395
Eversource Energy	18,300	1,245,315
Exelon Corp.	26,699	1,082,645
Hydro One Ltd.(m)	17,164	594,956
Iberdrola SA	70,995	1,097,700
Redeia Corp. SA	31,834	619,067
Terna - Rete Elettrica Nazionale	99,482	895,652

		6,354,730

Gas Utilities (0.6%)
Atmos Energy Corp.	11,900	1,650,649
Hong Kong & China Gas Co. Ltd.	708,000	582,877

		2,233,526

Multi-Utilities (1.4%)
Consolidated Edison, Inc.	14,800	1,541,124
E.ON SE	55,801	829,544
National Grid plc	71,216	980,686
Public Service Enterprise Group, Inc.	8,400	749,364
Sempra	15,793	1,320,769

		5,421,487

Total Utilities		14,009,743

Total Common Stocks (99.4%) (Cost $255,779,856)		377,886,941

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	2,270,978	2,270,978
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	1,202,010	1,202,731

Total Investment Companies		3,473,709

Total Short-Term Investments (0.9%) (Cost $3,473,822)		3,473,709

Total Investments in Securities (100.3%) (Cost $259,253,678)		381,360,650
Other Assets Less Liabilities (-0.3%)		(993,924)

Net Assets (100%)		$380,366,726

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $1,057,450 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $2,652,273. This was collateralized by $495,705 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 2/15/25 – 8/15/53 and by cash of $2,270,978 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Brazil	0.2
Canada	5.4
China	0.2
Denmark	0.6
Finland	0.6
France	0.5
Germany	3.2
Hong Kong	0.2
Italy	0.9
Japan	3.8
Netherlands	1.3
Norway	0.8
Singapore	0.9
Spain	0.5
Sweden	0.7
Switzerland	2.2
United Kingdom	1.0
United States	75.5
Cash and Other	(0.3)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,697,393	$3,898,522	$—		$27,595,915
Consumer Discretionary	30,843,659	3,403,849	—		34,247,508
Consumer Staples	32,150,497	8,536,729	—		40,687,226
Energy	754,299	865,989	—		1,620,288
Financials	47,539,281	20,471,117	—		68,010,398
Health Care	32,976,559	6,635,142	—		39,611,701
Industrials	44,961,855	17,535,450	—		62,497,305
Information Technology	73,914,929	3,747,617	—		77,662,546
Materials	4,641,786	3,165,010	—		7,806,796
Real Estate	3,584,004	553,511	—		4,137,515
Utilities	8,184,822	5,824,921	—		14,009,743
Short-Term Investments
Investment Companies	3,473,709	—	—		3,473,709
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$306,722,793	$74,637,857	$—		$381,360,650

Total Liabilities	$—	$—	$—		$—

Total	$306,722,793	$74,637,857	$—		$381,360,650

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,539,323
Aggregate gross unrealized depreciation	(2,496,502)

Net unrealized appreciation	$121,042,821

Federal income tax cost of investments in securities and derivative instruments, if applicable	$260,317,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (0.8%)
Lumen Technologies, Inc.*	10,645	$75,580
Verizon Communications, Inc.	42,887	1,926,055

		2,001,635

Entertainment (0.9%)
Electronic Arts, Inc.	2,552	366,059
Walt Disney Co. (The)	18,570	1,786,248
Warner Bros Discovery, Inc.*	23,587	194,593

		2,346,900

Interactive Media & Services (6.8%)
Alphabet, Inc., Class A	59,877	9,930,601
Alphabet, Inc., Class C	51,532	8,615,635
ZoomInfo Technologies, Inc., Class A*	2,704	27,905

		18,574,141

Media (0.1%)
Cable One, Inc.	49	17,140
John Wiley & Sons, Inc., Class A	342	16,502
New York Times Co. (The), Class A	1,650	91,855
Omnicom Group, Inc.	2,039	210,812
Scholastic Corp.	344	11,011

		347,320

Total Communication Services		23,269,996

Consumer Discretionary (9.1%)
Automobile Components (0.1%)
Aptiv plc*	2,824	203,356
Autoliv, Inc.	814	76,003
BorgWarner, Inc.	2,341	84,955

		364,314

Automobiles (2.9%)
Harley-Davidson, Inc.	1,326	51,091
Lucid Group, Inc.(x)*	10,084	35,596
Rivian Automotive, Inc., Class A(x)*	7,200	80,784
Tesla, Inc.*	29,258	7,654,771

		7,822,242

Broadline Retail (0.0%)†
Kohl’s Corp.(x)	1,117	23,569
Nordstrom, Inc.(x)	935	21,028

		44,597

Distributors (0.1%)
LKQ Corp.	2,819	112,534
Pool Corp.	385	145,068

		257,602

Hotels, Restaurants & Leisure (2.6%)
Aramark	2,604	100,853
Booking Holdings, Inc.	345	1,453,181
Choice Hotels International, Inc.(x)	276	35,963
Darden Restaurants, Inc.	1,198	196,628
Domino’s Pizza, Inc.	358	153,990
Hilton Worldwide Holdings, Inc.	2,551	588,006
Jack in the Box, Inc.	238	11,077
Marriott International, Inc., Class A	2,485	617,771
McDonald’s Corp.	7,346	2,236,930
Royal Caribbean Cruises Ltd.	2,488	441,272
Starbucks Corp.	11,550	1,126,009
Vail Resorts, Inc.	366	63,790

		7,025,470

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	7,494
Garmin Ltd.	1,585	279,007
La-Z-Boy, Inc.	357	15,326
Meritage Homes Corp.	368	75,466
Mohawk Industries, Inc.*	548	88,053
Newell Brands, Inc.	4,545	34,906
Whirlpool Corp.	528	56,496

		556,748

Leisure Products (0.0%)†
Hasbro, Inc.	1,298	93,871
Mattel, Inc.*	3,348	63,779
Topgolf Callaway Brands Corp.*	1,567	17,206

		174,856

Specialty Retail (2.6%)
AutoNation, Inc.*	276	49,382
Best Buy Co., Inc.	2,106	217,550
Buckle, Inc. (The)	355	15,609
CarMax, Inc.*	1,644	127,213
Foot Locker, Inc.	772	19,949
GameStop Corp., Class A(x)*	4,160	95,389
Gap, Inc. (The)	2,447	53,956
Home Depot, Inc. (The)	10,108	4,095,762
Lowe’s Cos., Inc.	5,801	1,571,201
ODP Corp. (The)*	327	9,728
Signet Jewelers Ltd.	436	44,969
Tractor Supply Co.	1,087	316,241
Ulta Beauty, Inc.*	494	192,225
Williams-Sonoma, Inc.	1,322	204,804

		7,013,978

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	1,033	43,841
Columbia Sportswear Co.(x)	394	32,777
Deckers Outdoor Corp.*	1,536	244,915
Hanesbrands, Inc.*	3,990	29,326
NIKE, Inc., Class B	12,341	1,090,944
PVH Corp.	582	58,683
Under Armour, Inc., Class A*	2,099	18,702
Under Armour, Inc., Class C*	1,024	8,561
VF Corp.	3,422	68,269
Wolverine World Wide, Inc.	958	16,688

		1,612,706

Total Consumer Discretionary		24,872,513

Consumer Staples (6.2%)
Beverages (2.1%)
Coca-Cola Co. (The)	41,718	2,997,856
Keurig Dr Pepper, Inc.	11,007	412,542
PepsiCo, Inc.	14,002	2,381,040

		5,791,438

Consumer Staples Distribution & Retail (0.6%)
Kroger Co. (The)	7,053	404,137
Sysco Corp.	5,097	397,872
Target Corp.	4,731	737,374
United Natural Foods, Inc.*	720	12,110

		1,551,493

Food Products (1.2%)
Archer-Daniels-Midland Co.	4,979	297,446
Bunge Global SA	1,459	140,998
Campbell Soup Co.	2,011	98,378
Conagra Brands, Inc.	4,857	157,950
Darling Ingredients, Inc.*	1,709	63,506
General Mills, Inc.	5,703	421,167
Hain Celestial Group, Inc. (The)*	1,148	9,907
Hormel Foods Corp.	2,982	94,529
Ingredion, Inc.	659	90,566
J M Smucker Co. (The)	1,110	134,421
Kellanova	2,824	227,925
Kraft Heinz Co. (The)	9,290	326,172
Lamb Weston Holdings, Inc.	1,503	97,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	2,566	$211,182
Mondelez International, Inc., Class A	13,619	1,003,312

		3,374,763

Household Products (2.2%)
Church & Dwight Co., Inc.	2,478	259,496
Clorox Co. (The)	1,283	209,013
Colgate-Palmolive Co.	7,954	825,705
Kimberly-Clark Corp.	3,404	484,321
Procter & Gamble Co. (The)	24,060	4,167,192

		5,945,727

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,375	236,764

Total Consumer Staples		16,900,185

Energy (1.4%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	10,220	369,453
Core Laboratories, Inc.	556	10,303
Halliburton Co.	9,096	264,239
NOV, Inc.	4,198	67,042
TechnipFMC plc	4,263	111,818

		822,855

Oil, Gas & Consumable Fuels (1.1%)
Cheniere Energy, Inc.	2,321	417,409
HF Sinclair Corp.	1,720	76,660
Marathon Petroleum Corp.	3,606	587,453
ONEOK, Inc.	5,990	545,869
Phillips 66	4,339	570,362
Targa Resources Corp.	2,152	318,517
Valero Energy Corp.	3,326	449,110

		2,965,380

Total Energy		3,788,235

Financials (11.9%)
Banks (1.0%)
Bank of Hawaii Corp.	449	28,184
Cathay General Bancorp	666	28,605
Citizens Financial Group, Inc.	4,670	191,797
Comerica, Inc.	1,318	78,961
Huntington Bancshares, Inc.	14,830	218,001
International Bancshares Corp.	523	31,270
KeyCorp	9,481	158,807
M&T Bank Corp.	1,676	298,529
Old National Bancorp	3,257	60,776
PNC Financial Services Group, Inc. (The)‡	4,059	750,306
Regions Financial Corp.	9,529	222,311
Truist Financial Corp.	13,560	579,961
Zions Bancorp NA	1,463	69,083

		2,716,591

Capital Markets (3.8%)
Ameriprise Financial, Inc.	1,007	473,099
Bank of New York Mellon Corp. (The)	7,553	542,758
BlackRock, Inc.‡	1,511	1,434,710
Charles Schwab Corp. (The)	15,426	999,759
CME Group, Inc.	3,676	811,109
FactSet Research Systems, Inc.	381	175,203
Franklin Resources, Inc.	3,075	61,961
Intercontinental Exchange, Inc.	5,865	942,154
Invesco Ltd.	3,327	58,422
MarketAxess Holdings, Inc.	398	101,968
Moody’s Corp.	1,672	793,514
Morgan Stanley	12,395	1,292,055
Nasdaq, Inc.	4,358	318,178
Northern Trust Corp.	2,065	185,912
S&P Global, Inc.	3,260	1,684,181
State Street Corp.	3,058	270,541
T. Rowe Price Group, Inc.	2,252	245,310

		10,390,834

Consumer Finance (0.8%)
Ally Financial, Inc.	2,811	100,044
American Express Co.	5,856	1,588,147
Discover Financial Services	2,575	361,247
Synchrony Financial	4,032	201,116

		2,250,554

Financial Services (3.7%)
Equitable Holdings, Inc.‡	3,527	148,240
Fidelity National Information Services, Inc.	5,715	478,631
Mastercard, Inc., Class A	8,463	4,179,029
PayPal Holdings, Inc.*	10,098	787,947
Visa, Inc., Class A	16,046	4,411,848
Voya Financial, Inc.	1,058	83,815
Western Union Co. (The)	3,154	37,627

		10,127,137

Insurance (2.6%)
Allstate Corp. (The)	2,706	513,193
Arthur J Gallagher & Co.	2,218	624,079
Chubb Ltd.	3,936	1,135,103
Hartford Financial Services Group, Inc. (The)	2,993	352,007
Lincoln National Corp.	1,782	56,151
Loews Corp.	1,901	150,274
Marsh & McLennan Cos., Inc.	5,045	1,125,489
Principal Financial Group, Inc.	2,390	205,301
Progressive Corp. (The)	5,960	1,512,409
Prudential Financial, Inc.	3,663	443,589
Travelers Cos., Inc. (The)	2,322	543,627
Willis Towers Watson plc	1,046	308,078

		6,969,300

Total Financials		32,454,416

Health Care (9.5%)
Biotechnology (3.0%)
AbbVie, Inc.	18,001	3,554,838
Amgen, Inc.	5,468	1,761,844
Biogen, Inc.*	1,498	290,372
BioMarin Pharmaceutical, Inc.*	1,908	134,114
Gilead Sciences, Inc.	12,688	1,063,762
Vertex Pharmaceuticals, Inc.*	2,629	1,222,695

		8,027,625

Health Care Equipment & Supplies (1.3%)
Align Technology, Inc.*	737	187,434
Becton Dickinson & Co.	2,963	714,379
Cooper Cos., Inc. (The)*	1,995	220,128
Dentsply Sirona, Inc.	2,256	61,047
Dexcom, Inc.*	4,005	268,495
Edwards Lifesciences Corp.*	6,166	406,894
Hologic, Inc.*	2,353	191,676
IDEXX Laboratories, Inc.*	848	428,427
Insulet Corp.*	720	167,580
ResMed, Inc.	1,496	365,204
STERIS plc	993	240,842
Zimmer Biomet Holdings, Inc.	2,100	226,695

		3,478,801

Health Care Providers & Services (1.9%)
Cardinal Health, Inc.	2,510	277,405
Cencora, Inc.	1,842	414,597
Centene Corp.*	5,450	410,276
Cigna Group (The)	2,893	1,002,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
DaVita, Inc.*	544	$89,178
Elevance Health, Inc.	2,371	1,232,920
HCA Healthcare, Inc.	2,004	814,486
Henry Schein, Inc.*	1,279	93,239
Humana, Inc.	1,238	392,124
Labcorp Holdings, Inc.	862	192,640
Patterson Cos., Inc.	731	15,965
Pediatrix Medical Group, Inc.(x)*	946	10,964
Quest Diagnostics, Inc.	1,142	177,296
Select Medical Holdings Corp.	1,036	36,125

		5,159,466

Health Care Technology (0.1%)
Teladoc Health, Inc.*	1,828	16,781
Veeva Systems, Inc., Class A*	1,578	331,175

		347,956

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	2,948	437,719
Bio-Techne Corp.	1,608	128,527
Danaher Corp.	6,790	1,887,756
Illumina, Inc.*	1,610	209,960
IQVIA Holdings, Inc.*	1,867	442,423
Mettler-Toledo International, Inc.*	217	325,435
Waters Corp.*	615	221,332
West Pharmaceutical Services, Inc.	754	226,321

		3,879,473

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	20,610	1,066,362
Jazz Pharmaceuticals plc*	639	71,191
Merck & Co., Inc.	25,818	2,931,892
Zoetis, Inc.	4,664	911,252

		4,980,697

Total Health Care		25,874,018

Industrials (9.1%)
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	1,179	130,126
Expeditors International of Washington, Inc.	1,473	193,552
United Parcel Service, Inc., Class B	7,451	1,015,870

		1,339,548

Building Products (1.2%)
A.O. Smith Corp.	1,204	108,155
Allegion plc	864	125,920
Builders FirstSource, Inc.*	1,229	238,254
Carrier Global Corp.	8,290	667,262
Fortune Brands Innovations, Inc.	1,325	118,627
Johnson Controls International plc	6,874	533,491
Lennox International, Inc.	331	200,020
Masco Corp.	2,220	186,347
Owens Corning	894	157,809
Trane Technologies plc	2,296	892,524

		3,228,409

Commercial Services & Supplies (0.3%)
ACCO Brands Corp.	1,073	5,869
Copart, Inc.*	8,817	462,011
Deluxe Corp.	487	9,492
HNI Corp.	507	27,297
Interface, Inc., Class A	734	13,924
Steelcase, Inc., Class A	654	8,822
Tetra Tech, Inc.	2,660	125,446
Veralto Corp.	2,505	280,209

		933,070

Construction & Engineering (0.3%)
EMCOR Group, Inc.	470	202,349
Granite Construction, Inc.	417	33,060
MDU Resources Group, Inc.	2,118	58,054
Quanta Services, Inc.	1,490	444,244

		737,707

Electrical Equipment (0.7%)
Acuity Brands, Inc.	318	87,574
Eaton Corp. plc	4,073	1,349,955
Rockwell Automation, Inc.	1,170	314,098
Sensata Technologies Holding plc	1,518	54,436

		1,806,063

Ground Transportation (1.2%)
ArcBest Corp.	225	24,401
Avis Budget Group, Inc.	166	14,540
CSX Corp.	19,978	689,840
JB Hunt Transport Services, Inc.	822	141,655
Knight-Swift Transportation Holdings, Inc., Class A	1,636	88,262
Norfolk Southern Corp.	2,289	568,817
Ryder System, Inc.	425	61,965
U-Haul Holding Co.	1,044	75,168
Union Pacific Corp.	6,235	1,536,803

		3,201,451

Industrial Conglomerates (0.3%)
3M Co.	5,638	770,714

Machinery (3.2%)
AGCO Corp.	604	59,107
Caterpillar, Inc.	4,979	1,947,386
CNH Industrial NV	9,107	101,088
Cummins, Inc.	1,401	453,630
Deere & Co.	2,679	1,118,027
Dover Corp.	1,411	270,545
Flowserve Corp.	1,275	65,905
Fortive Corp.	3,555	280,596
Graco, Inc.	1,681	147,104
IDEX Corp.	792	169,884
Illinois Tool Works, Inc.	3,048	798,789
Ingersoll Rand, Inc.	4,141	406,481
Lincoln Electric Holdings, Inc.	570	109,451
Middleby Corp. (The)*	552	76,800
PACCAR, Inc.	5,357	528,629
Parker-Hannifin Corp.	1,315	830,843
Pentair plc	1,694	165,656
Snap-on, Inc.	529	153,257
Stanley Black & Decker, Inc.	1,574	173,345
Tennant Co.	204	19,592
Timken Co. (The)	657	55,379
Westinghouse Air Brake Technologies Corp.	1,800	327,186
Xylem, Inc.	2,439	329,338

		8,588,018

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,721	87,410
Southwest Airlines Co.	1,389	41,156

		128,566

Professional Services (0.7%)
Automatic Data Processing, Inc.	4,189	1,159,222
Broadridge Financial Solutions, Inc.	1,198	257,606
Exponent, Inc.	512	59,023
Heidrick & Struggles International, Inc.	257	9,987
ICF International, Inc.	170	28,354
Kelly Services, Inc., Class A	381	8,157
ManpowerGroup, Inc.	453	33,305
Paycom Software, Inc.	521	86,783
Robert Half, Inc.	1,030	69,432
TransUnion	2,001	209,505

		1,921,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	1,093	$49,502
Applied Industrial Technologies, Inc.	406	90,591
Fastenal Co.	5,880	419,950
Ferguson Enterprises, Inc.	2,044	405,877
United Rentals, Inc.	675	546,568
W.W. Grainger, Inc.	450	467,464

		1,979,952

Total Industrials		24,634,872

Information Technology (37.2%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	41,068	2,185,639
F5, Inc.*	583	128,377
Motorola Solutions, Inc.	1,708	767,968

		3,081,984

Electronic Equipment, Instruments & Components (0.5%)
Cognex Corp.	1,716	69,498
Corning, Inc.	8,246	372,307
Flex Ltd.*	4,081	136,428
Itron, Inc.*	461	49,239
Keysight Technologies, Inc.*	1,758	279,399
Trimble, Inc.*	2,525	156,777
Zebra Technologies Corp., Class A*	515	190,715

		1,254,363

IT Services (2.1%)
Accenture plc, Class A	6,385	2,256,970
Akamai Technologies, Inc.*	1,518	153,242
ASGN, Inc.*	455	42,420
Cognizant Technology Solutions Corp., Class A	5,046	389,450
International Business Machines Corp.	9,363	2,069,972
Okta, Inc.*	1,674	124,445
TE Connectivity plc	3,101	468,220
Twilio, Inc., Class A*	1,617	105,461

		5,610,180

Semiconductors & Semiconductor Equipment (15.4%)
Advanced Micro Devices, Inc.*	16,476	2,703,382
Analog Devices, Inc.	5,058	1,164,200
Applied Materials, Inc.	8,461	1,709,545
First Solar, Inc.*	1,023	255,177
Intel Corp.	43,393	1,018,000
Lam Research Corp.	1,332	1,087,018
Microchip Technology, Inc.	5,469	439,106
NVIDIA Corp.	250,762	30,452,537
NXP Semiconductors NV	2,611	626,666
ON Semiconductor Corp.*	4,406	319,920
Skyworks Solutions, Inc.	1,653	163,267
Texas Instruments, Inc.	9,270	1,914,904

		41,853,722

Software (17.7%)
Adobe, Inc.*	4,520	2,340,366
ANSYS, Inc.*	881	280,713
Atlassian Corp., Class A*	1,637	259,972
Autodesk, Inc.*	2,183	601,373
Cadence Design Systems, Inc.*	2,763	748,856
Fair Isaac Corp.*	251	487,824
Fortinet, Inc.*	6,629	514,079
Gen Digital, Inc.	5,844	160,301
Guidewire Software, Inc.*	805	147,267
HubSpot, Inc.*	491	261,016
Intuit, Inc.	2,848	1,768,608
Microsoft Corp.	71,974	30,970,412
Oracle Corp.	16,873	2,875,159
PTC, Inc.*	1,205	217,695
RingCentral, Inc., Class A*	726	22,963
Roper Technologies, Inc.	1,096	609,858
Salesforce, Inc.	9,878	2,703,707
ServiceNow, Inc.*	2,089	1,868,381
Synopsys, Inc.*	1,565	792,500
Teradata Corp.*	1,074	32,585
Workday, Inc., Class A*	2,164	528,903

		48,192,538

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	2,892	342,818
Hewlett Packard Enterprise Co.	13,444	275,064
HP, Inc.	9,992	358,413
Seagate Technology Holdings plc	2,043	223,770
Xerox Holdings Corp.(x)	1,274	13,224

		1,213,289

Total Information Technology		101,206,076

Materials (2.9%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	2,263	673,786
Albemarle Corp.(x)	1,228	116,304
Axalta Coating Systems Ltd.*	2,197	79,509
Ecolab, Inc.	2,605	665,135
HB Fuller Co.	603	47,866
International Flavors & Fragrances, Inc.	2,592	271,978
Linde plc	4,900	2,336,614
LyondellBasell Industries NV, Class A	2,617	250,970
Minerals Technologies, Inc.	284	21,933
Mosaic Co. (The)	3,365	90,115
PPG Industries, Inc.	2,415	319,891
Sherwin-Williams Co. (The)	2,449	934,710

		5,808,811

Construction Materials (0.3%)
CRH plc	6,983	647,603

Containers & Packaging (0.3%)
Avery Dennison Corp.	830	183,231
Ball Corp.	3,115	211,540
International Paper Co.	3,347	163,501
Sealed Air Corp.	1,597	57,971
Sonoco Products Co.	1,051	57,416

		673,659

Metals & Mining (0.2%)
Newmont Corp.	11,806	631,031

Total Materials		7,761,104

Real Estate (3.1%)
Health Care REITs (0.4%)
Healthpeak Properties, Inc. (REIT)	7,159	163,726
Ventas, Inc. (REIT)	4,092	262,420
Welltower, Inc. (REIT)	6,081	778,551

		1,204,697

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	7,422	130,627

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	9,413	1,188,674

Office REITs (0.1%)
BXP, Inc. (REIT)	1,557	125,276
COPT Defense Properties (REIT)	1,237	37,518

		162,794

Real Estate Management & Development (0.2%)
Anywhere Real Estate, Inc.*	1,355	6,883
CBRE Group, Inc., Class A*	3,144	391,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.*	475	$128,160

		526,408

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	1,454	327,514
Equity Residential (REIT)	3,455	257,259
UDR, Inc. (REIT)	3,124	141,642

		726,415

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	742	85,308
Macerich Co. (The) (REIT)	2,450	44,688
Simon Property Group, Inc. (REIT)	3,304	558,442

		688,438

Specialized REITs (1.4%)
American Tower Corp. (REIT)	4,775	1,110,474
Crown Castle, Inc. (REIT)	4,428	525,294
Digital Realty Trust, Inc. (REIT)	3,283	531,288
Equinix, Inc. (REIT)	969	860,113
Iron Mountain, Inc. (REIT)	2,994	355,777
PotlatchDeltic Corp. (REIT)	852	38,382
SBA Communications Corp. (REIT)	1,084	260,919

		3,682,247

Total Real Estate		8,310,300

Utilities (1.0%)
Electric Utilities (0.2%)
Eversource Energy	3,540	240,897
Exelon Corp.	10,241	415,273

		656,170

Gas Utilities (0.1%)
Atmos Energy Corp.	1,512	209,730
New Jersey Resources Corp.	1,085	51,212
UGI Corp.	2,168	54,243

		315,185

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	41,702

Multi-Utilities (0.5%)
Avista Corp.	768	29,760
CMS Energy Corp.	3,015	212,949
Consolidated Edison, Inc.	3,542	368,828
NiSource, Inc.	4,606	159,598
Sempra	6,493	543,010

		1,314,145

Water Utilities (0.2%)
American Water Works Co., Inc.	1,987	290,579
Essential Utilities, Inc.	2,748	105,990

		396,569

Total Utilities		2,723,771

Total Common Stocks (100.0%) (Cost $95,940,545)		271,795,486

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	14,552	14,552
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	14,552	14,552
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	248,003	248,003

Total Investment Companies		277,107

Total Short-Term Investments (0.1%) (Cost $277,107)		277,107

Total Investments in Securities (100.1%) (Cost $96,217,652)		272,072,593
Other Assets Less Liabilities (-0.1%)		(271,920)

Net Assets (100%)		$271,800,673

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $371,414. This was collateralized by $106,794 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/24/24 – 2/15/54 and by cash of $277,107 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,059	667,092	—	(39,814)	22,856	100,172	750,306	19,768	—
Capital Markets
BlackRock, Inc.	1,511	1,317,554	—	(91,116)	24,833	183,439	1,434,710	23,888	—
Financial Services
Equitable Holdings, Inc.	3,527	124,342	—	(7,661)	2,495	29,064	148,240	2,514	—

Total		2,108,988	—	(138,591)	50,184	312,675	2,333,256	46,170	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,269,996	$—	$—	$23,269,996
Consumer Discretionary	24,872,513	—	—	24,872,513
Consumer Staples	16,900,185	—	—	16,900,185
Energy	3,788,235	—	—	3,788,235
Financials	32,454,416	—	—	32,454,416
Health Care	25,874,018	—	—	25,874,018
Industrials	24,634,872	—	—	24,634,872
Information Technology	101,206,076	—	—	101,206,076
Materials	7,761,104	—	—	7,761,104
Real Estate	8,310,300	—	—	8,310,300
Utilities	2,723,771	—	—	2,723,771
Short-Term Investments
Investment Companies	277,107	—	—	277,107

Total Assets	$272,072,593	$—	$—	$272,072,593

Total Liabilities	$—	$—	$—	$—

Total	$272,072,593	$—	$—	$272,072,593

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,370,462
Aggregate gross unrealized depreciation	(6,622,042)

Net unrealized appreciation	$175,748,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$96,324,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	389,316	$8,564,952
Verizon Communications, Inc.	228,560	10,264,630

		18,829,582

Entertainment (1.1%)
Electronic Arts, Inc.	13,241	1,899,289
Live Nation Entertainment, Inc.*	8,504	931,103
Netflix, Inc.*	23,302	16,527,409
Take-Two Interactive Software, Inc.*	8,839	1,358,643
Walt Disney Co. (The)	98,471	9,471,925
Warner Bros Discovery, Inc.*	123,899	1,022,167

		31,210,536

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A	318,121	52,760,368
Alphabet, Inc., Class C	260,789	43,601,313
Match Group, Inc.*	14,180	536,571
Meta Platforms, Inc., Class A	118,622	67,903,978

		164,802,230

Media (0.5%)
Charter Communications, Inc., Class A*	5,332	1,727,994
Comcast Corp., Class A	209,748	8,761,174
Fox Corp., Class A	12,054	510,246
Fox Corp., Class B	6,907	267,991
Interpublic Group of Cos., Inc. (The)	20,328	642,975
News Corp., Class A	21,425	570,548
News Corp., Class B	5,763	161,076
Omnicom Group, Inc.	10,786	1,115,164
Paramount Global, Class B(x)	28,793	305,782

		14,062,950

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	26,608	5,490,827

Total Communication Services		234,396,125

Consumer Discretionary (9.1%)
Automobile Components (0.1%)
Aptiv plc*	14,118	1,016,637
BorgWarner, Inc.	12,804	464,657

		1,481,294

Automobiles (1.5%)
Ford Motor Co.	210,528	2,223,176
General Motors Co.	60,947	2,732,863
Tesla, Inc.*	150,649	39,414,298

		44,370,337

Broadline Retail (3.3%)
Amazon.com, Inc.*	507,210	94,508,439
eBay, Inc.	26,363	1,716,495

		96,224,934

Distributors (0.1%)
Genuine Parts Co.	7,553	1,055,003
LKQ Corp.	14,233	568,182
Pool Corp.	2,020	761,136

		2,384,321

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	23,743	3,010,850
Booking Holdings, Inc.	1,820	7,666,059
Caesars Entertainment, Inc.*	11,026	460,225
Carnival Corp.*	54,478	1,006,754
Chipotle Mexican Grill, Inc.*	74,357	4,284,450
Darden Restaurants, Inc.	6,532	1,072,097
Domino’s Pizza, Inc.	1,956	841,354
Expedia Group, Inc.*	6,959	1,030,071
Hilton Worldwide Holdings, Inc.	13,350	3,077,175
Las Vegas Sands Corp.	18,838	948,305
Marriott International, Inc., Class A	12,687	3,153,988
McDonald’s Corp.	38,949	11,860,360
MGM Resorts International*	13,191	515,636
Norwegian Cruise Line Holdings Ltd.*	22,955	470,807
Royal Caribbean Cruises Ltd.	12,830	2,275,529
Starbucks Corp.	61,528	5,998,365
Wynn Resorts Ltd.	5,032	482,468
Yum! Brands, Inc.	15,423	2,154,747

		50,309,240

Household Durables (0.4%)
DR Horton, Inc.	15,933	3,039,538
Garmin Ltd.	8,270	1,455,768
Lennar Corp., Class A	13,061	2,448,676
Mohawk Industries, Inc.*	2,685	431,426
NVR, Inc.*	166	1,628,759
PulteGroup, Inc.	11,267	1,617,153

		10,621,320

Leisure Products (0.0%)†
Hasbro, Inc.	7,038	508,988

Specialty Retail (1.7%)
AutoZone, Inc.*	927	2,920,087
Best Buy Co., Inc.	10,442	1,078,659
CarMax, Inc.*	8,459	654,557
Home Depot, Inc. (The)	53,841	21,816,373
Lowe’s Cos., Inc.	30,939	8,379,828
O’Reilly Automotive, Inc.*	3,150	3,627,540
Ross Stores, Inc.	18,112	2,726,037
TJX Cos., Inc. (The)	61,362	7,212,490
Tractor Supply Co.	5,827	1,695,249
Ulta Beauty, Inc.*	2,590	1,007,821

		51,118,641

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	8,287	1,321,362
Lululemon Athletica, Inc.*	6,345	1,721,716
NIKE, Inc., Class B	65,235	5,766,774
Ralph Lauren Corp.	2,203	427,096
Tapestry, Inc.	12,785	600,639

		9,837,587

Total Consumer Discretionary		266,856,662

Consumer Staples (5.3%)
Beverages (1.2%)
Brown-Forman Corp., Class B	9,909	487,523
Coca-Cola Co. (The)	210,608	15,134,291
Constellation Brands, Inc., Class A	8,507	2,192,169
Keurig Dr Pepper, Inc.	57,337	2,148,991
Molson Coors Beverage Co., Class B	9,626	553,687
Monster Beverage Corp.*	38,662	2,016,996
PepsiCo, Inc.	74,580	12,682,329

		35,215,986

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	24,071	21,339,423
Dollar General Corp.	12,196	1,031,416
Dollar Tree, Inc.*	10,803	759,667
Kroger Co. (The)	35,964	2,060,737
Sysco Corp.	26,700	2,084,202
Target Corp.	25,009	3,897,903
Walgreens Boots Alliance, Inc.	41,019	367,530
Walmart, Inc.	235,684	19,031,483

		50,572,361

Food Products (0.7%)
Archer-Daniels-Midland Co.	25,708	1,535,796
Bunge Global SA	7,700	744,128
Campbell Soup Co.	10,282	502,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Conagra Brands, Inc.	26,146	$850,268
General Mills, Inc.	30,222	2,231,895
Hershey Co. (The)	8,068	1,547,281
Hormel Foods Corp.	15,424	488,941
J M Smucker Co. (The)	5,847	708,072
Kellanova	14,794	1,194,024
Kraft Heinz Co. (The)	47,923	1,682,576
Lamb Weston Holdings, Inc.	7,799	504,907
McCormick & Co., Inc. (Non-Voting)	13,379	1,101,092
Mondelez International, Inc., Class A	72,528	5,343,138
Tyson Foods, Inc., Class A	16,028	954,627

		19,389,740

Household Products (1.1%)
Church & Dwight Co., Inc.	13,138	1,375,811
Clorox Co. (The)	6,740	1,098,014
Colgate-Palmolive Co.	44,365	4,605,531
Kimberly-Clark Corp.	18,287	2,601,874
Procter & Gamble Co. (The)	127,815	22,137,558

		31,818,788

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	12,909	1,286,898
Kenvue, Inc.	104,852	2,425,227

		3,712,125

Tobacco (0.5%)
Altria Group, Inc.	92,641	4,728,397
Philip Morris International, Inc.	84,420	10,248,588

		14,976,985

Total Consumer Staples		155,685,985

Energy (3.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	54,573	1,972,814
Halliburton Co.	48,195	1,400,065
Schlumberger NV	76,988	3,229,646

		6,602,525

Oil, Gas & Consumable Fuels (2.8%)
APA Corp.	19,153	468,482
Chevron Corp.#	92,351	13,600,532
ConocoPhillips	63,051	6,638,009
Coterra Energy, Inc.	39,349	942,409
Devon Energy Corp.	34,487	1,349,131
Diamondback Energy, Inc.	9,779	1,685,900
EOG Resources, Inc.	30,873	3,795,218
EQT Corp.	32,182	1,179,148
Exxon Mobil Corp.	241,228	28,276,746
Hess Corp.	15,230	2,068,234
Kinder Morgan, Inc.	104,662	2,311,984
Marathon Oil Corp.	30,786	819,831
Marathon Petroleum Corp.	18,172	2,960,400
Occidental Petroleum Corp.	36,593	1,886,003
ONEOK, Inc.	31,713	2,890,006
Phillips 66	22,726	2,987,333
Targa Resources Corp.	11,878	1,758,063
Valero Energy Corp.	17,341	2,341,555
Williams Cos., Inc. (The)	66,801	3,049,466

		81,008,450

Total Energy		87,610,975

Financials (11.6%)
Banks (2.8%)
Bank of America Corp.	366,544	14,544,466
Citigroup, Inc.	103,586	6,484,484
Citizens Financial Group, Inc.	24,685	1,013,813
Fifth Third Bancorp	36,275	1,554,021
Huntington Bancshares, Inc.	77,583	1,140,470
JPMorgan Chase & Co.	154,481	32,573,864
KeyCorp	50,126	839,610
M&T Bank Corp.	8,980	1,599,518
PNC Financial Services Group, Inc. (The) ‡	21,514	3,976,863
Regions Financial Corp.	49,677	1,158,964
Truist Financial Corp.	72,384	3,095,864
US Bancorp	84,503	3,864,322
Wells Fargo & Co.	184,811	10,439,973

		82,286,232

Capital Markets (2.7%)
Ameriprise Financial, Inc.	5,298	2,489,053
Bank of New York Mellon Corp. (The)	39,898	2,867,070
BlackRock, Inc.‡	7,560	7,178,296
Blackstone, Inc.	39,027	5,976,205
Cboe Global Markets, Inc.	5,568	1,140,716
Charles Schwab Corp. (The)	81,112	5,256,869
CME Group, Inc.	19,519	4,306,867
FactSet Research Systems, Inc.	2,029	933,036
Franklin Resources, Inc.	17,499	352,605
Goldman Sachs Group, Inc. (The)	17,147	8,489,651
Intercontinental Exchange, Inc.	31,174	5,007,791
Invesco Ltd.	23,792	417,788
KKR & Co., Inc.	36,799	4,805,214
MarketAxess Holdings, Inc.	2,100	538,020
Moody’s Corp.	8,497	4,032,591
Morgan Stanley	67,639	7,050,689
MSCI, Inc.	4,302	2,507,765
Nasdaq, Inc.	22,646	1,653,385
Northern Trust Corp.	10,813	973,494
Raymond James Financial, Inc.	9,978	1,221,906
S&P Global, Inc.	17,386	8,981,955
State Street Corp.	16,475	1,457,543
T. Rowe Price Group, Inc.	12,156	1,324,153

		78,962,662

Consumer Finance (0.5%)
American Express Co.	30,494	8,269,973
Capital One Financial Corp.	20,644	3,091,026
Discover Financial Services	13,518	1,896,440
Synchrony Financial	21,937	1,094,218

		14,351,657

Financial Services (3.7%)
Berkshire Hathaway, Inc., Class B*	99,459	45,776,999
Corpay, Inc.*	3,698	1,156,586
Fidelity National Information Services, Inc.	29,566	2,476,153
Fiserv, Inc.*	31,260	5,615,859
Global Payments, Inc.	13,671	1,400,184
Jack Henry & Associates, Inc.	3,972	701,217
Mastercard, Inc., Class A	44,796	22,120,265
PayPal Holdings, Inc.*	55,508	4,331,289
Visa, Inc., Class A	90,698	24,937,415

		108,515,967

Insurance (1.9%)
Aflac, Inc.	27,366	3,059,519
Allstate Corp. (The)	14,453	2,741,011
American International Group, Inc.	34,964	2,560,414
Aon plc, Class A	11,789	4,078,876
Arch Capital Group Ltd.*	20,288	2,269,821
Arthur J Gallagher & Co.	11,857	3,336,204
Assurant, Inc.	2,761	549,052
Brown & Brown, Inc.	12,921	1,338,616
Chubb Ltd.	20,397	5,882,291
Cincinnati Financial Corp.	8,630	1,174,716
Erie Indemnity Co., Class A	1,355	731,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Group Ltd.	2,398	$939,608
Globe Life, Inc.	4,464	472,782
Hartford Financial Services Group, Inc. (The)	16,138	1,897,990
Loews Corp.	10,034	793,188
Marsh & McLennan Cos., Inc.	26,700	5,956,503
MetLife, Inc.	31,703	2,614,863
Principal Financial Group, Inc.	11,740	1,008,466
Progressive Corp. (The)	31,799	8,069,314
Prudential Financial, Inc.	19,265	2,332,992
Travelers Cos., Inc. (The)	12,328	2,886,231
W.R. Berkley Corp.	16,020	908,815
Willis Towers Watson plc	5,541	1,631,991

		57,234,719

Total Financials		341,351,237

Health Care (10.4%)
Biotechnology (1.7%)
AbbVie, Inc.	95,906	18,939,517
Amgen, Inc.	29,175	9,400,477
Biogen, Inc.*	8,055	1,561,381
Gilead Sciences, Inc.	67,598	5,667,416
Incyte Corp.*	8,773	579,895
Moderna, Inc.*	18,432	1,231,811
Regeneron Pharmaceuticals, Inc.*	5,761	6,056,194
Vertex Pharmaceuticals, Inc.*	14,014	6,517,631

		49,954,322

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	94,470	10,770,525
Align Technology, Inc.*	3,741	951,411
Baxter International, Inc.	28,032	1,064,375
Becton Dickinson & Co.	15,629	3,768,152
Boston Scientific Corp.*	79,958	6,700,480
Cooper Cos., Inc. (The)*	10,630	1,172,914
Dexcom, Inc.*	21,819	1,462,746
Edwards Lifesciences Corp.*	32,919	2,172,325
GE HealthCare Technologies, Inc.	24,603	2,308,991
Hologic, Inc.*	12,946	1,054,581
IDEXX Laboratories, Inc.*	4,469	2,257,828
Insulet Corp.*	3,844	894,691
Intuitive Surgical, Inc.*	19,259	9,461,369
Medtronic plc	69,640	6,269,689
ResMed, Inc.	7,921	1,933,674
Solventum Corp.*	7,285	507,910
STERIS plc	5,414	1,313,112
Stryker Corp.	18,581	6,712,572
Teleflex, Inc.	2,480	613,354
Zimmer Biomet Holdings, Inc.	11,188	1,207,745

		62,598,444

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	13,256	1,465,053
Cencora, Inc.	9,472	2,131,958
Centene Corp.*	28,561	2,150,072
Cigna Group (The)	15,178	5,258,266
CVS Health Corp.	68,076	4,280,619
DaVita, Inc.*	2,613	428,349
Elevance Health, Inc.	12,591	6,547,320
HCA Healthcare, Inc.	10,089	4,100,472
Henry Schein, Inc.*	6,951	506,728
Humana, Inc.	6,596	2,089,217
Labcorp Holdings, Inc.	4,660	1,041,417
McKesson Corp.	7,030	3,475,773
Molina Healthcare, Inc.*	3,202	1,103,281
Quest Diagnostics, Inc.	5,874	911,938
UnitedHealth Group, Inc.	50,138	29,314,686
Universal Health Services, Inc., Class B	3,183	728,939

		65,534,088

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	15,668	2,326,385
Bio-Techne Corp.	8,891	710,658
Charles River Laboratories International, Inc.*	2,681	528,076
Danaher Corp.	34,900	9,702,898
IQVIA Holdings, Inc.*	9,403	2,228,229
Mettler-Toledo International, Inc.*	1,161	1,741,152
Revvity, Inc.	6,853	875,471
Thermo Fisher Scientific, Inc.	20,741	12,829,760
Waters Corp.*	3,253	1,170,722
West Pharmaceutical Services, Inc.	3,874	1,162,820

		33,276,171

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	110,079	5,695,487
Catalent, Inc.*	10,209	618,359
Eli Lilly and Co.	42,832	37,946,582
Johnson & Johnson	130,704	21,181,890
Merck & Co., Inc.	137,630	15,629,263
Pfizer, Inc.	307,678	8,904,201
Viatris, Inc.	66,157	768,083
Zoetis, Inc.	24,599	4,806,153

		95,550,018

Total Health Care		306,913,043

Industrials (7.6%)
Aerospace & Defense (1.7%)
Axon Enterprise, Inc.*	3,871	1,546,852
Boeing Co. (The)*	31,915	4,852,357
General Dynamics Corp.	14,001	4,231,102
General Electric Co.	58,874	11,102,459
Howmet Aerospace, Inc.	22,047	2,210,212
Huntington Ingalls Industries, Inc.	2,034	537,749
L3Harris Technologies, Inc.	10,453	2,486,455
Lockheed Martin Corp.	11,518	6,732,962
Northrop Grumman Corp.	7,464	3,941,514
RTX Corp.	72,226	8,750,902
Textron, Inc.	10,382	919,637
TransDigm Group, Inc.	3,036	4,332,767

		51,644,968

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	6,193	683,521
Expeditors International of Washington, Inc.	7,538	990,493
FedEx Corp.	12,235	3,348,475
United Parcel Service, Inc., Class B	39,722	5,415,698

		10,438,187

Building Products (0.5%)
A.O. Smith Corp.	6,228	559,461
Allegion plc	4,774	695,763
Builders FirstSource, Inc.*	6,246	1,210,849
Carrier Global Corp.	45,351	3,650,302
Johnson Controls International plc	36,760	2,852,944
Masco Corp.	11,546	969,171
Trane Technologies plc	12,253	4,763,109

		14,701,599

Commercial Services & Supplies (0.5%)
Cintas Corp.	18,558	3,820,721
Copart, Inc.*	48,224	2,526,938
Republic Services, Inc.	10,991	2,207,432
Rollins, Inc.	15,040	760,723
Veralto Corp.	13,417	1,500,826
Waste Management, Inc.	19,796	4,109,650

		14,926,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
Quanta Services, Inc.	7,956	$2,372,081

Electrical Equipment (0.7%)
AMETEK, Inc.	12,755	2,190,161
Eaton Corp. plc	21,615	7,164,076
Emerson Electric Co.	30,887	3,378,111
GE Vernova, Inc.*	14,920	3,804,302
Generac Holdings, Inc.*	3,393	539,080
Hubbell, Inc., Class B	2,904	1,243,928
Rockwell Automation, Inc.	6,217	1,669,016

		19,988,674

Ground Transportation (0.9%)
CSX Corp.	105,266	3,634,835
JB Hunt Transport Services, Inc.	4,303	741,536
Norfolk Southern Corp.	12,219	3,036,421
Old Dominion Freight Line, Inc.	10,088	2,003,880
Uber Technologies, Inc.*	114,073	8,573,727
Union Pacific Corp.	33,077	8,152,819

		26,143,218

Industrial Conglomerates (0.4%)
3M Co.	29,827	4,077,351
Honeywell International, Inc.	35,356	7,308,439

		11,385,790

Machinery (1.5%)
Caterpillar, Inc.	26,328	10,297,407
Cummins, Inc.	7,480	2,421,949
Deere & Co.	13,915	5,807,147
Dover Corp.	7,492	1,436,516
Fortive Corp.	19,363	1,528,322
IDEX Corp.	4,107	880,952
Illinois Tool Works, Inc.	14,638	3,836,181
Ingersoll Rand, Inc.	22,165	2,175,716
Nordson Corp.	2,872	754,273
Otis Worldwide Corp.	21,531	2,237,932
PACCAR, Inc.	28,283	2,790,966
Parker-Hannifin Corp.	6,964	4,399,995
Pentair plc	9,219	901,526
Snap-on, Inc.	2,766	801,338
Stanley Black & Decker, Inc.	8,317	915,951
Westinghouse Air Brake Technologies Corp.	9,427	1,713,546
Xylem, Inc.	13,237	1,787,392

		44,687,109

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	34,668	1,760,788
Southwest Airlines Co.	33,183	983,212
United Airlines Holdings, Inc.*	18,428	1,051,502

		3,795,502

Professional Services (0.6%)
Automatic Data Processing, Inc.	22,141	6,127,079
Broadridge Financial Solutions, Inc.	6,311	1,357,054
Dayforce, Inc.(x)*	8,356	511,805
Equifax, Inc.	6,813	2,002,068
Jacobs Solutions, Inc.	6,874	899,807
Leidos Holdings, Inc.	7,136	1,163,168
Paychex, Inc.	17,545	2,354,364
Paycom Software, Inc.	2,551	424,920
Verisk Analytics, Inc.	7,689	2,060,344

		16,900,609

Trading Companies & Distributors (0.3%)
Fastenal Co.	31,552	2,253,444
United Rentals, Inc.	3,615	2,927,174
W.W. Grainger, Inc.	2,402	2,495,221

		7,675,839

Total Industrials		224,659,866

Information Technology (28.5%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	14,040	5,388,833
Cisco Systems, Inc.	218,748	11,641,769
F5, Inc.*	3,091	680,638
Juniper Networks, Inc.	18,285	712,749
Motorola Solutions, Inc.	9,041	4,065,105

		22,489,094

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	65,183	4,247,324
CDW Corp.	7,376	1,669,189
Corning, Inc.	42,471	1,917,566
Jabil, Inc.	5,916	708,914
Keysight Technologies, Inc.*	9,452	1,502,206
Teledyne Technologies, Inc.*	2,516	1,101,153
Trimble, Inc.*	13,250	822,692
Zebra Technologies Corp., Class A*	2,847	1,054,301

		13,023,345

IT Services (1.1%)
Accenture plc, Class A	34,010	12,021,855
Akamai Technologies, Inc.*	8,210	828,800
Amentum Holdings, Inc.*	6,874	221,687
Cognizant Technology Solutions Corp., Class A	27,246	2,102,846
EPAM Systems, Inc.*	3,081	613,211
Gartner, Inc.*	4,184	2,120,284
GoDaddy, Inc., Class A*	7,539	1,181,964
International Business Machines Corp.	50,015	11,057,316
TE Connectivity plc	16,701	2,521,684
VeriSign, Inc.*	4,606	874,956

		33,544,603

Semiconductors & Semiconductor Equipment (10.0%)
Advanced Micro Devices, Inc.*	87,877	14,418,858
Analog Devices, Inc.	26,943	6,201,470
Applied Materials, Inc.	44,956	9,083,360
Broadcom, Inc.	252,742	43,597,995
Enphase Energy, Inc.*	7,504	848,102
First Solar, Inc.*	5,947	1,483,420
Intel Corp.	231,546	5,432,069
KLA Corp.	7,299	5,652,419
Lam Research Corp.	7,079	5,777,030
Microchip Technology, Inc.	28,976	2,326,483
Micron Technology, Inc.	60,206	6,243,964
Monolithic Power Systems, Inc.	2,638	2,438,831
NVIDIA Corp.	1,335,681	162,205,101
NXP Semiconductors NV	13,787	3,309,018
ON Semiconductor Corp.*	23,425	1,700,889
Qorvo, Inc.*	5,133	530,239
QUALCOMM, Inc.	60,486	10,285,644
Skyworks Solutions, Inc.	8,825	871,645
Teradyne, Inc.	8,595	1,151,129
Texas Instruments, Inc.	49,574	10,240,501

		293,798,167

Software (9.3%)
Adobe, Inc.*	24,075	12,465,553
ANSYS, Inc.*	4,733	1,508,076
Autodesk, Inc.*	11,772	3,242,951
Cadence Design Systems, Inc.*	14,809	4,013,683
Crowdstrike Holdings, Inc., Class A*	12,499	3,505,595
Fair Isaac Corp.*	1,325	2,575,164
Fortinet, Inc.*	34,471	2,673,226
Gen Digital, Inc.	30,259	830,004
Intuit, Inc.	15,178	9,425,538
Microsoft Corp.	403,584	173,662,195
Oracle Corp.	86,787	14,788,505
Palantir Technologies, Inc., Class A*	109,340	4,067,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	17,581	$6,009,186
PTC, Inc.*	6,467	1,168,328
Roper Technologies, Inc.	5,796	3,225,126
Salesforce, Inc.	52,613	14,400,704
ServiceNow, Inc.*	11,185	10,003,752
Synopsys, Inc.*	8,281	4,193,416
Tyler Technologies, Inc.*	2,369	1,382,833

		273,141,283

Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.#	825,523	192,346,859
Dell Technologies, Inc., Class C	15,620	1,851,595
Hewlett Packard Enterprise Co.	69,044	1,412,640
HP, Inc.	53,132	1,905,845
NetApp, Inc.	11,405	1,408,632
Seagate Technology Holdings plc	11,440	1,253,023
Super Micro Computer, Inc.*	2,681	1,116,368
Western Digital Corp.*	17,844	1,218,567

		202,513,529

Total Information Technology		838,510,021

Materials (2.0%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	12,193	3,630,344
Albemarle Corp.(x)	6,540	619,403
Celanese Corp.	6,029	819,703
CF Industries Holdings, Inc.	10,051	862,376
Corteva, Inc.	37,318	2,193,925
Dow, Inc.	38,474	2,101,835
DuPont de Nemours, Inc.	22,771	2,029,124
Eastman Chemical Co.	6,543	732,489
Ecolab, Inc.	13,679	3,492,659
FMC Corp.	6,739	444,370
International Flavors & Fragrances, Inc.	13,602	1,427,258
Linde plc	26,101	12,446,523
LyondellBasell Industries NV, Class A	14,105	1,352,669
Mosaic Co. (The)	17,208	460,830
PPG Industries, Inc.	12,529	1,659,591
Sherwin-Williams Co. (The)	12,601	4,809,424

		39,082,523

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,363	1,810,135
Vulcan Materials Co.	7,102	1,778,554

		3,588,689

Containers & Packaging (0.2%)
Amcor plc	77,323	876,070
Avery Dennison Corp.	4,448	981,940
Ball Corp.	16,210	1,100,821
International Paper Co.	18,976	926,978
Packaging Corp. of America	4,776	1,028,750
Smurfit WestRock plc	26,448	1,307,060

		6,221,619

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	77,683	3,877,935
Newmont Corp.	62,213	3,325,285
Nucor Corp.	13,088	1,967,650
Steel Dynamics, Inc.	7,914	997,797

		10,168,667

Total Materials		59,061,498

Real Estate (2.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	8,370	993,937
Healthpeak Properties, Inc. (REIT)	39,196	896,413
Ventas, Inc. (REIT)	22,209	1,424,263
Welltower, Inc. (REIT)	31,420	4,022,703

		7,337,316

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	38,014	669,046

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	50,273	6,348,474

Office REITs (0.0%)†
BXP, Inc. (REIT)	7,597	611,255

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	16,580	2,063,878
CoStar Group, Inc.*	22,213	1,675,749

		3,739,627

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	7,665	1,726,541
Camden Property Trust (REIT)	5,664	699,674
Equity Residential (REIT)	18,748	1,395,976
Essex Property Trust, Inc. (REIT)	3,455	1,020,676
Invitation Homes, Inc. (REIT)	30,410	1,072,257
Mid-America Apartment Communities, Inc. (REIT)	6,517	1,035,551
UDR, Inc. (REIT)	16,317	739,813

		7,690,488

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	4,213	484,368
Kimco Realty Corp. (REIT)	37,444	869,450
Realty Income Corp. (REIT)	46,866	2,972,242
Regency Centers Corp. (REIT)	8,768	633,313
Simon Property Group, Inc. (REIT)	16,640	2,812,493

		7,771,866

Specialized REITs (0.9%)
American Tower Corp. (REIT)	25,360	5,897,722
Crown Castle, Inc. (REIT)	23,465	2,783,653
Digital Realty Trust, Inc. (REIT)	16,710	2,704,179
Equinix, Inc. (REIT)	5,155	4,575,733
Extra Space Storage, Inc. (REIT)	11,411	2,056,148
Iron Mountain, Inc. (REIT)	16,156	1,919,817
Public Storage (REIT)	8,553	3,112,180
SBA Communications Corp. (REIT)	5,924	1,425,907
VICI Properties, Inc. (REIT), Class A	57,430	1,912,993
Weyerhaeuser Co. (REIT)	39,659	1,342,854

		27,731,186

Total Real Estate		61,899,258

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	13,766	835,459
American Electric Power Co., Inc.	29,116	2,987,302
Constellation Energy Corp.	16,977	4,414,359
Duke Energy Corp.	41,917	4,833,030
Edison International	20,984	1,827,497
Entergy Corp.	11,628	1,530,361
Evergy, Inc.	12,394	768,552
Eversource Energy	19,683	1,339,428
Exelon Corp.	54,838	2,223,681
FirstEnergy Corp.	27,840	1,234,704
NextEra Energy, Inc.	111,553	9,429,575
NRG Energy, Inc.	10,973	999,640
PG&E Corp.	115,760	2,288,575
Pinnacle West Capital Corp.	6,278	556,168
PPL Corp.	39,946	1,321,414
Southern Co. (The)	59,368	5,353,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	30,377	$1,983,618

		43,927,169

Gas Utilities (0.0%)†
Atmos Energy Corp.	8,520	1,181,809

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	38,296	768,218
Vistra Corp.	18,487	2,191,449

		2,959,667

Multi-Utilities (0.6%)
Ameren Corp.	14,320	1,252,427
CenterPoint Energy, Inc.	34,844	1,025,110
CMS Energy Corp.	16,196	1,143,924
Consolidated Edison, Inc.	18,717	1,949,001
Dominion Energy, Inc.	45,217	2,613,090
DTE Energy Co.	11,135	1,429,845
NiSource, Inc.	23,718	821,829
Public Service Enterprise Group, Inc.	27,041	2,412,328
Sempra	34,190	2,859,310
WEC Energy Group, Inc.	17,482	1,681,419

		17,188,283

Water Utilities (0.1%)
American Water Works Co., Inc.	10,400	1,520,896

Total Utilities		66,777,824

Total Common Stocks (89.9%) (Cost $636,372,882)		2,643,722,494

SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	57,036	57,036
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	101,636,739	101,697,721

Total Investment Companies		101,754,757

Total Short-Term Investments (3.5%) (Cost $101,739,591)		101,754,757

Total Investments in Securities (93.4%) (Cost $738,112,473)		2,745,477,251
Other Assets Less Liabilities (6.6%)		193,897,718

Net Assets (100%)		$2,939,374,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,906,160.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $1,039,698. This was collateralized by $1,006,390 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/24/24 – 5/15/54 and by cash of $57,036 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	15,943	2,842,117	—	(393,470)	282,379	216,038	2,947,064	82,826	—
Capital Markets
BlackRock, Inc.	5,609	5,202,826	—	(659,629)	497,683	284,922	5,325,802	92,565	—

Total		8,044,943	—	(1,053,099)	780,062	500,960	8,272,866	175,391	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,021	12/2024	USD	296,817,463	6,693,906

					6,693,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$234,396,125	$—	$—	$234,396,125
Consumer Discretionary	266,856,662	—	—	266,856,662
Consumer Staples	155,685,985	—	—	155,685,985
Energy	87,610,975	—	—	87,610,975
Financials	341,351,237	—	—	341,351,237
Health Care	306,913,043	—	—	306,913,043
Industrials	224,659,866	—	—	224,659,866
Information Technology	838,510,021	—	—	838,510,021
Materials	59,061,498	—	—	59,061,498
Real Estate	61,899,258	—	—	61,899,258
Utilities	66,777,824	—	—	66,777,824
Futures	6,693,906	—	—	6,693,906
Short-Term Investments
Investment Companies	101,754,757	—	—	101,754,757

Total Assets	$2,752,171,157	$—	$—	$2,752,171,157

Total Liabilities	$—	$—	$—	$—

Total	$2,752,171,157	$—	$—	$2,752,171,157

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,040,758,812
Aggregate gross unrealized depreciation	(38,134,901)

Net unrealized appreciation	$2,002,623,911

Federal income tax cost of investments in securities and derivative instruments, if applicable	$749,547,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	21,736	$772,280
Iridium Communications, Inc.	11,617	353,738

		1,126,018

Entertainment (0.4%)
TKO Group Holdings, Inc., Class A*	6,449	797,806
Warner Music Group Corp., Class A	14,050	439,765

		1,237,571

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	28,676	295,936

Media (0.4%)
New York Times Co. (The), Class A	15,900	885,153
Nexstar Media Group, Inc., Class A	3,034	501,672

		1,386,825

Total Communication Services		4,046,350

Consumer Discretionary (13.0%)
Automobile Components (0.8%)
Autoliv, Inc.	7,148	667,409
Gentex Corp.	22,293	661,879
Goodyear Tire & Rubber Co. (The)*	28,710	254,083
Lear Corp.	5,512	601,635
Visteon Corp.*	2,696	256,767

		2,441,773

Automobiles (0.3%)
Harley-Davidson, Inc.	11,712	451,263
Thor Industries, Inc.	5,231	574,835

		1,026,098

Broadline Retail (0.4%)
Macy’s, Inc.	27,355	429,200
Nordstrom, Inc.	9,592	215,724
Ollie’s Bargain Outlet Holdings, Inc.*	5,975	580,770

		1,225,694

Diversified Consumer Services (1.2%)
Duolingo, Inc., Class A*	3,666	1,033,885
Graham Holdings Co., Class B	354	290,889
Grand Canyon Education, Inc.*	2,798	396,896
H&R Block, Inc.	13,701	870,699
Service Corp. International	14,291	1,127,989

		3,720,358

Hotels, Restaurants & Leisure (3.0%)
Aramark	26,074	1,009,846
Boyd Gaming Corp.	6,865	443,822
Choice Hotels International, Inc.(x)	2,207	287,572
Churchill Downs, Inc.	7,120	962,695
Hilton Grand Vacations, Inc.*	6,382	231,794
Hyatt Hotels Corp., Class A	4,426	673,637
Light & Wonder, Inc.*	8,784	796,972
Marriott Vacations Worldwide Corp.	3,144	231,021
Planet Fitness, Inc., Class A*	8,313	675,182
Texas Roadhouse, Inc., Class A	6,545	1,155,847
Travel + Leisure Co.	7,038	324,311
Vail Resorts, Inc.	3,683	641,910
Wendy’s Co. (The)	16,922	296,474
Wingstop, Inc.	2,896	1,204,968
Wyndham Hotels & Resorts, Inc.	7,732	604,179

		9,540,230

Household Durables (1.8%)
KB Home	7,075	606,257
Taylor Morrison Home Corp., Class A*	10,188	715,809
Tempur Sealy International, Inc.	17,212	939,775
Toll Brothers, Inc.	10,048	1,552,315
TopBuild Corp.*	2,952	1,200,903
Whirlpool Corp.	5,383	575,981

		5,591,040

Leisure Products (0.6%)
Brunswick Corp.	6,515	546,087
Mattel, Inc.*	33,581	639,718
Polaris, Inc.	5,152	428,853
YETI Holdings, Inc.*	8,192	336,118

		1,950,776

Specialty Retail (3.8%)
Abercrombie & Fitch Co., Class A*	5,016	701,738
AutoNation, Inc.*	2,528	452,310
Burlington Stores, Inc.*	6,190	1,630,941
Dick’s Sporting Goods, Inc.	5,690	1,187,503
Five Below, Inc.*	5,379	475,235
Floor & Decor Holdings, Inc., Class A*	10,514	1,305,523
GameStop Corp., Class A*	37,843	867,740
Gap, Inc. (The)	21,916	483,248
Lithia Motors, Inc., Class A	2,634	836,664
Murphy USA, Inc.	1,827	900,474
Penske Automotive Group, Inc.	1,856	301,452
RH*	1,466	490,274
Valvoline, Inc.*	12,754	533,755
Williams-Sonoma, Inc.	12,608	1,953,231

		12,120,088

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	11,550	490,182
Carter’s, Inc.	3,411	221,647
Columbia Sportswear Co.	3,127	260,135
Crocs, Inc.*	5,845	846,414
PVH Corp.	5,509	555,472
Skechers USA, Inc., Class A*	12,954	866,882
Under Armour, Inc., Class A*	15,878	141,473
Under Armour, Inc., Class C*	16,444	137,472

		3,519,677

Total Consumer Discretionary		41,135,734

Consumer Staples (3.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	853	246,636
Celsius Holdings, Inc.*	15,155	475,261
Coca-Cola Consolidated, Inc.	565	743,766

		1,465,663

Consumer Staples Distribution & Retail (2.0%)
BJ’s Wholesale Club Holdings, Inc.*	12,952	1,068,281
Casey’s General Stores, Inc.	3,640	1,367,584
Performance Food Group Co.*	15,339	1,202,118
Sprouts Farmers Market, Inc.*	9,814	1,083,564
US Foods Holding Corp.*	23,658	1,454,967

		6,176,514

Food Products (0.9%)
Darling Ingredients, Inc.*	15,726	584,378
Flowers Foods, Inc.	19,104	440,729
Ingredion, Inc.	6,381	876,941
Lancaster Colony Corp.	1,879	331,775
Pilgrim’s Pride Corp.*	4,229	194,746
Post Holdings, Inc.*	4,640	537,080

		2,965,649

Personal Care Products (0.5%)
BellRing Brands, Inc.*	12,663	768,897
Coty, Inc., Class A*	37,081	348,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
e.l.f. Beauty, Inc.*	5,518	$601,627

		1,718,715

Total Consumer Staples		12,326,541

Energy (4.5%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	18,958	571,584
NOV, Inc.	39,685	633,769
Valaris Ltd.*	6,329	352,842
Weatherford International plc	7,189	610,490

		2,168,685

Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.	34,131	513,672
Antero Resources Corp.*	28,827	825,894
Chesapeake Energy Corp.(x)	10,975	902,694
Chord Energy Corp.	6,068	790,236
Civitas Resources, Inc.	9,010	456,537
CNX Resources Corp.*	14,985	488,061
DT Midstream, Inc.	9,278	729,807
HF Sinclair Corp.	15,742	701,621
Matador Resources Co.	11,628	574,656
Murphy Oil Corp.	14,168	478,028
Ovintiv, Inc.	25,581	980,008
PBF Energy, Inc., Class A	9,846	304,734
Permian Resources Corp.	59,644	811,755
Range Resources Corp.	24,027	739,070
Southwestern Energy Co.*	111,419	792,189
Texas Pacific Land Corp.	1,846	1,633,230
Viper Energy, Inc., Class A	9,005	406,215

		12,128,407

Total Energy		14,297,092

Financials (15.0%)
Banks (5.2%)
Associated Banc-Corp.	14,700	316,638
Bank OZK	10,351	444,990
Cadence Bank	18,080	575,848
Columbia Banking System, Inc.	20,668	539,642
Commerce Bancshares, Inc.	11,397	676,982
Cullen/Frost Bankers, Inc.	6,252	699,349
East West Bancorp, Inc.	13,830	1,144,294
First Financial Bankshares, Inc.	12,539	464,068
First Horizon Corp.	53,095	824,565
FNB Corp.	37,800	533,358
Glacier Bancorp, Inc.	11,110	507,727
Hancock Whitney Corp.	8,544	437,197
Home BancShares, Inc.	18,340	496,831
International Bancshares Corp.	5,236	313,060
New York Community Bancorp, Inc.(x)	28,797	323,390
Old National Bancorp	32,222	601,263
Pinnacle Financial Partners, Inc.	7,592	743,788
Prosperity Bancshares, Inc.	9,206	663,476
SouthState Corp.	7,454	724,380
Synovus Financial Corp.	14,488	644,281
Texas Capital Bancshares, Inc.*	4,424	316,139
UMB Financial Corp.	4,388	461,223
United Bankshares, Inc.	13,308	493,727
Valley National Bancorp	42,941	389,045
Webster Financial Corp.	17,108	797,404
Western Alliance Bancorp	10,487	907,021
Wintrust Financial Corp.	6,670	723,895
Zions Bancorp NA	14,570	687,995

		16,451,576

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	3,030	538,734
Carlyle Group, Inc. (The)	21,179	911,968
Evercore, Inc., Class A	3,701	937,611
Federated Hermes, Inc., Class B	8,342	306,735
Hamilton Lane, Inc., Class A	3,805	640,724
Houlihan Lokey, Inc., Class A	5,567	879,698
Interactive Brokers Group, Inc., Class A	10,913	1,520,836
Janus Henderson Group plc	13,953	531,191
Jefferies Financial Group, Inc.	16,893	1,039,764
Morningstar, Inc.	2,630	839,286
SEI Investments Co.	10,328	714,594
Stifel Financial Corp.	10,047	943,413

		9,804,554

Consumer Finance (0.6%)
Ally Financial, Inc.	27,637	983,601
FirstCash Holdings, Inc.	3,931	451,279
SLM Corp.	22,723	519,675

		1,954,555

Financial Services (1.3%)
Equitable Holdings, Inc.‡	8,630	362,719
Essent Group Ltd.	10,374	666,944
Euronet Worldwide, Inc.*	4,226	419,346
MGIC Investment Corp.	25,681	657,434
Voya Financial, Inc.	9,964	789,348
Western Union Co. (The)	32,401	386,544
WEX, Inc.*	4,065	852,552

		4,134,887

Insurance (4.2%)
American Financial Group, Inc.	6,961	936,951
Brighthouse Financial, Inc.*	6,198	279,096
CNO Financial Group, Inc.	10,748	377,255
Fidelity National Financial, Inc.	25,857	1,604,685
First American Financial Corp.	10,164	670,926
Hanover Insurance Group, Inc. (The)	3,545	525,050
Kemper Corp.	5,948	364,315
Kinsale Capital Group, Inc.	2,170	1,010,287
Old Republic International Corp.	23,906	846,750
Primerica, Inc.	3,405	902,836
Reinsurance Group of America, Inc.	6,550	1,427,048
RenaissanceRe Holdings Ltd.	5,127	1,396,595
RLI Corp.	3,965	614,496
Ryan Specialty Holdings, Inc., Class A	10,111	671,269
Selective Insurance Group, Inc.	5,938	554,015
Unum Group	15,896	944,858

		13,126,432

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	51,359	1,030,775
Starwood Property Trust, Inc. (REIT)(x)	30,908	629,905

		1,660,680

Total Financials		47,132,684

Health Care (8.9%)
Biotechnology (2.5%)
Arrowhead Pharmaceuticals, Inc.*	12,327	238,774
BioMarin Pharmaceutical, Inc.*	18,667	1,312,104
Cytokinetics, Inc.*	11,603	612,638
Exelixis, Inc.*	28,014	726,963
Halozyme Therapeutics, Inc.*	12,478	714,241
Neurocrine Biosciences, Inc.*	9,911	1,141,946
Roivant Sciences Ltd.*	41,343	477,098
Sarepta Therapeutics, Inc.*	9,360	1,168,970
United Therapeutics Corp.*	4,371	1,566,348

		7,959,082

Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	20,370	551,212
Enovis Corp.*	5,225	224,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Envista Holdings Corp.*	17,270	$341,255
Globus Medical, Inc., Class A*	11,116	795,239
Haemonetics Corp.*	5,025	403,910
Lantheus Holdings, Inc.*	6,820	748,495
LivaNova plc*	5,308	278,882
Masimo Corp.*	4,353	580,385
Neogen Corp.*	19,507	327,913
Penumbra, Inc.*	3,811	740,515

		4,992,742

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.*	9,071	575,192
Amedisys, Inc.*	3,040	293,390
Chemed Corp.	1,454	873,810
Encompass Health Corp.	9,845	951,421
Ensign Group, Inc. (The)	5,541	796,907
HealthEquity, Inc.*	8,576	701,946
Option Care Health, Inc.*	16,804	525,965
R1 RCM, Inc.*	15,493	219,536
Tenet Healthcare Corp.*	9,455	1,571,421

		6,509,588

Health Care Technology (0.2%)
Doximity, Inc., Class A*	12,266	534,429

Life Sciences Tools & Services (2.3%)
Avantor, Inc.*	66,937	1,731,660
Azenta, Inc.*	4,838	234,353
Bio-Rad Laboratories, Inc., Class A*	1,810	605,590
Bruker Corp.	10,705	739,287
Illumina, Inc.*	15,640	2,039,612
Medpace Holdings, Inc.*	2,467	823,485
Repligen Corp.*	5,125	762,703
Sotera Health Co.*	15,296	255,443

		7,192,133

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	6,044	673,362
Perrigo Co. plc	13,264	347,915

		1,021,277

Total Health Care		28,209,251

Industrials (20.5%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	8,945	972,322
Curtiss-Wright Corp.	3,760	1,235,874
Hexcel Corp.	7,959	492,105
Woodward, Inc.	5,849	1,003,162

		3,703,463

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	11,705	609,479

Building Products (3.4%)
AAON, Inc.	6,589	710,558
Advanced Drainage Systems, Inc.	6,919	1,087,390
Carlisle Cos., Inc.	4,547	2,045,013
Fortune Brands Innovations, Inc.	12,186	1,091,013
Lennox International, Inc.	3,163	1,911,369
Owens Corning	8,565	1,511,894
Simpson Manufacturing Co., Inc.	4,127	789,371
Trex Co., Inc.*	10,625	707,412
UFP Industries, Inc.	6,056	794,608

		10,648,628

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	4,393	508,007
Clean Harbors, Inc.*	5,047	1,219,910
MSA Safety, Inc.	3,760	666,798
RB Global, Inc.	18,054	1,453,167
Stericycle, Inc.*	9,071	553,331
Tetra Tech, Inc.	26,302	1,240,402

		5,641,615

Construction & Engineering (2.3%)
AECOM	13,174	1,360,479
Comfort Systems USA, Inc.	3,495	1,364,273
EMCOR Group, Inc.	4,583	1,973,119
Fluor Corp.*	16,894	806,013
MasTec, Inc.*	6,052	745,001
MDU Resources Group, Inc.	20,440	560,261
Valmont Industries, Inc.	1,980	574,101

		7,383,247

Electrical Equipment (1.4%)
Acuity Brands, Inc.	3,041	837,461
EnerSys	3,940	402,077
NEXTracker, Inc., Class A*	13,962	523,296
nVent Electric plc	16,396	1,151,983
Regal Rexnord Corp.	6,563	1,088,670
Sensata Technologies Holding plc	14,868	533,167

		4,536,654

Ground Transportation (1.5%)
Avis Budget Group, Inc.	1,719	150,567
Knight-Swift Transportation Holdings, Inc., Class A	15,781	851,385
Landstar System, Inc.	3,371	636,681
Ryder System, Inc.	4,339	632,626
Saia, Inc.*	2,606	1,139,499
XPO, Inc.*	11,435	1,229,377

		4,640,135

Machinery (4.2%)
AGCO Corp.	6,071	594,108
Chart Industries, Inc.*	4,136	513,443
CNH Industrial NV	82,479	915,517
Crane Co.	4,809	761,169
Donaldson Co., Inc.	11,599	854,846
Esab Corp.	5,640	599,588
Flowserve Corp.	12,928	668,248
Graco, Inc.	16,294	1,425,888
ITT, Inc.	8,078	1,207,742
Lincoln Electric Holdings, Inc.	5,569	1,069,359
Middleby Corp. (The)*	5,292	736,276
Oshkosh Corp.	6,402	641,544
RBC Bearings, Inc.*	2,857	855,329
Terex Corp.	6,535	345,767
Timken Co. (The)	6,288	530,016
Toro Co. (The)	10,158	881,003
Watts Water Technologies, Inc., Class A	2,632	545,324

		13,145,167

Marine Transportation (0.2%)
Kirby Corp.*	5,676	694,913

Passenger Airlines (0.2%)
American Airlines Group, Inc.(x)*	63,252	710,952

Professional Services (2.5%)
CACI International, Inc., Class A*	2,219	1,119,619
Concentrix Corp.	4,721	241,951
ExlService Holdings, Inc.*	15,736	600,328
Exponent, Inc.	4,938	569,253
FTI Consulting, Inc.*	3,449	784,854
Genpact Ltd.	16,051	629,360
Insperity, Inc.	3,492	307,296
KBR, Inc.	13,135	855,483
ManpowerGroup, Inc.	4,574	336,281
Maximus, Inc.	5,800	540,328
Parsons Corp.*	4,433	459,613
Paylocity Holding Corp.*	4,259	702,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Science Applications International Corp.	5,071	$706,238

		7,853,211

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	3,792	846,109
Core & Main, Inc., Class A*	18,808	835,075
GATX Corp.	3,561	471,655
MSC Industrial Direct Co., Inc., Class A	4,274	367,821
Watsco, Inc.	3,355	1,650,257
WESCO International, Inc.	4,440	745,831

		4,916,748

Total Industrials		64,484,212

Information Technology (8.3%)
Communications Equipment (0.4%)
Ciena Corp.*	14,125	869,959
Lumentum Holdings, Inc.*	6,691	424,076

		1,294,035

Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc.*	5,221	693,505
Avnet, Inc.	8,897	483,196
Belden, Inc.	4,015	470,277
Cognex Corp.	16,794	680,157
Coherent Corp.*	14,992	1,332,939
Crane NXT Co.	4,777	267,990
Fabrinet*	3,497	826,831
IPG Photonics Corp.*	2,645	196,576
Littelfuse, Inc.	2,442	647,741
Novanta, Inc.*	3,578	640,176
TD SYNNEX Corp.	7,478	897,958
Vishay Intertechnology, Inc.	11,441	216,349
Vontier Corp.	15,256	514,737

		7,868,432

IT Services (0.3%)
ASGN, Inc.*	4,452	415,060
Kyndryl Holdings, Inc.*	22,854	525,185

		940,245

Semiconductors & Semiconductor Equipment (2.1%)
Allegro MicroSystems, Inc.*	14,733	343,279
Amkor Technology, Inc.	10,997	336,508
Cirrus Logic, Inc.*	5,260	653,345
Lattice Semiconductor Corp.*	13,505	716,710
MACOM Technology Solutions Holdings, Inc.*	5,590	621,943
MKS Instruments, Inc.	6,486	705,093
Onto Innovation, Inc.*	4,861	1,008,949
Power Integrations, Inc.	5,530	354,584
Rambus, Inc.*	10,507	443,606
Silicon Laboratories, Inc.*	3,189	368,553
Synaptics, Inc.*	3,961	307,294
Universal Display Corp.	4,327	908,237

		6,768,101

Software (2.5%)
Altair Engineering, Inc., Class A*	5,801	554,053
Appfolio, Inc., Class A*	2,223	523,294
Aspen Technology, Inc.*	2,620	625,708
Blackbaud, Inc.*	3,980	337,026
CommVault Systems, Inc.*	4,302	661,863
Dolby Laboratories, Inc., Class A	5,768	441,425
Dropbox, Inc., Class A*	23,444	596,181
Dynatrace, Inc.*	29,009	1,551,111
Manhattan Associates, Inc.*	6,004	1,689,406
Qualys, Inc.*	3,599	462,328
Teradata Corp.*	9,484	287,745

		7,730,140

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	30,309	1,522,724

Total Information Technology		26,123,677

Materials (5.9%)
Chemicals (2.0%)
Arcadium Lithium plc*	104,520	297,882
Ashland, Inc.	4,745	412,673
Avient Corp.	9,183	462,089
Axalta Coating Systems Ltd.*	21,700	785,323
Cabot Corp.	5,425	606,352
Chemours Co. (The)	15,031	305,430
NewMarket Corp.	715	394,601
Olin Corp.	11,729	562,757
RPM International, Inc.	12,627	1,527,867
Scotts Miracle-Gro Co. (The)	4,246	368,128
Westlake Corp.	3,368	506,177

		6,229,279

Construction Materials (0.5%)
Eagle Materials, Inc.	3,311	952,409
Knife River Corp.*	5,578	498,618

		1,451,027

Containers & Packaging (1.5%)
AptarGroup, Inc.	6,423	1,028,900
Berry Global Group, Inc.	11,281	766,882
Crown Holdings, Inc.	11,685	1,120,358
Graphic Packaging Holding Co.	29,956	886,398
Greif, Inc., Class A	2,532	158,655
Silgan Holdings, Inc.	7,909	415,223
Sonoco Products Co.	9,571	522,864

		4,899,280

Metals & Mining (1.7%)
Alcoa Corp.	25,245	973,952
Cleveland-Cliffs, Inc.*	47,004	600,241
Commercial Metals Co.	11,319	622,092
Reliance, Inc.	5,386	1,557,685
Royal Gold, Inc.	6,488	910,267
United States Steel Corp.	21,992	776,977

		5,441,214

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	6,151	660,986

Total Materials		18,681,786

Real Estate (6.8%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	21,409	1,333,781

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	35,985	653,128
Omega Healthcare Investors, Inc. (REIT)	25,154	1,023,768
Sabra Health Care REIT, Inc. (REIT)	23,193	431,621

		2,108,517

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	21,482	302,896

Industrial REITs (1.1%)
EastGroup Properties, Inc. (REIT)	4,699	877,867
First Industrial Realty Trust, Inc. (REIT)	12,829	718,167
Rexford Industrial Realty, Inc. (REIT)	21,270	1,070,094
STAG Industrial, Inc. (REIT)	17,685	691,307

		3,357,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (0.6%)
COPT Defense Properties (REIT)	10,809	$327,837
Cousins Properties, Inc. (REIT)	14,866	438,250
Kilroy Realty Corp. (REIT)	10,400	402,480
Vornado Realty Trust (REIT)	16,345	643,993

		1,812,560

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	4,695	1,266,758

Residential REITs (0.9%)
American Homes 4 Rent (REIT), Class A	30,838	1,183,871
Equity LifeStyle Properties, Inc. (REIT)	18,242	1,301,384
Independence Realty Trust, Inc. (REIT)	22,510	461,455

		2,946,710

Retail REITs (1.0%)
Agree Realty Corp. (REIT)	9,497	715,409
Brixmor Property Group, Inc. (REIT)	30,168	840,481
Kite Realty Group Trust (REIT)	21,711	576,644
NNN REIT, Inc. (REIT)	17,907	868,310

		3,000,844

Specialized REITs (1.6%)
CubeSmart (REIT)	22,067	1,187,867
EPR Properties (REIT)	7,364	361,131
Gaming and Leisure Properties, Inc. (REIT)	27,158	1,397,279
Lamar Advertising Co. (REIT), Class A	8,701	1,162,454
National Storage Affiliates Trust (REIT)	6,835	329,447
PotlatchDeltic Corp. (REIT)	7,050	317,602
Rayonier, Inc. (REIT)	13,168	423,746

		5,179,526

Total Real Estate		21,309,027

Utilities (2.4%)
Electric Utilities (0.8%)
ALLETE, Inc.	5,485	352,082
IDACORP, Inc.	4,887	503,801
OGE Energy Corp.	20,614	845,586
Portland General Electric Co.	10,121	484,796
TXNM Energy, Inc.	8,804	385,351

		2,571,616

Gas Utilities (0.9%)
National Fuel Gas Co.	8,987	544,702
New Jersey Resources Corp.	9,802	462,654
ONE Gas, Inc.	5,492	408,715
Southwest Gas Holdings, Inc.	5,967	440,126
Spire, Inc.	5,555	373,796
UGI Corp.	21,295	532,801

		2,762,794

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	5,235	402,781

Multi-Utilities (0.3%)
Black Hills Corp.	6,710	410,115
Northwestern Energy Group, Inc.	5,865	335,596

		745,711

Water Utilities (0.3%)
Essential Utilities, Inc.	24,883	959,737

Total Utilities		7,442,639

Total Common Stocks (90.5%) (Cost $181,880,602)		285,188,993

SHORT-TERM INVESTMENTS:
Investment Companies (6.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	830,690	830,690
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	18,771,165	18,782,428

Total Investment Companies		20,213,118

Total Short-Term Investments (6.4%) (Cost $20,206,939)		20,213,118

Total Investments in Securities (96.9%) (Cost $202,087,541)		305,402,111
Other Assets Less Liabilities (3.1%)		9,867,443

Net Assets (100%)		$315,269,554

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $1,840,204. This was collateralized by $487,584 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/24/24 – 2/15/53 and by cash of $1,430,690 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	8,630	349,683	23,472	(94,406)	8,948	75,022	362,719	6,601	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	95	12/2024	USD	29,911,700	954,812
S&P Midcap 400 Micro E-Mini Index	10	12/2024	USD	314,860	13,352

					968,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,046,350	$—	$—	$4,046,350
Consumer Discretionary	41,135,734	—	—	41,135,734
Consumer Staples	12,326,541	—	—	12,326,541
Energy	14,297,092	—	—	14,297,092
Financials	47,132,684	—	—	47,132,684
Health Care	28,209,251	—	—	28,209,251
Industrials	64,484,212	—	—	64,484,212
Information Technology	26,123,677	—	—	26,123,677
Materials	18,681,786	—	—	18,681,786
Real Estate	21,309,027	—	—	21,309,027
Utilities	7,442,639	—	—	7,442,639
Futures	968,164	—	—	968,164
Short-Term Investments
Investment Companies	20,213,118	—	—	20,213,118

Total Assets	$306,370,275	$—	$—	$306,370,275

Total Liabilities	$—	$—	$—	$—

Total	$306,370,275	$—	$—	$306,370,275

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,387,814
Aggregate gross unrealized depreciation	(11,921,066)

Net unrealized appreciation	$102,466,748

Federal income tax cost of investments in securities and derivative instruments, if applicable	$203,903,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	3,994	$150,414
AST SpaceMobile, Inc., Class A(x)*	47,733	1,248,218
ATN International, Inc.	5,389	174,280
Bandwidth, Inc., Class A*	9,671	169,339
Cogent Communications Holdings, Inc.	15,603	1,184,580
Consolidated Communications Holdings, Inc.*	30,344	140,796
Globalstar, Inc.(x)*	264,768	328,312
IDT Corp., Class B	5,831	222,569
Liberty Latin America Ltd., Class A*	12,552	120,248
Liberty Latin America Ltd., Class C*	45,876	435,364
Lumen Technologies, Inc.*	362,226	2,571,805
Shenandoah Telecommunications Co.	17,749	250,438

		6,996,363

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A*	115,356	524,870
Atlanta Braves Holdings, Inc., Class A*	3,542	149,295
Atlanta Braves Holdings, Inc., Class C*	18,097	720,261
Cinemark Holdings, Inc.*	39,700	1,105,248
Eventbrite, Inc., Class A*	27,762	75,790
Golden Matrix Group, Inc.(x)*	7,275	16,951
IMAX Corp.*	16,748	343,501
Lions Gate Entertainment Corp., Class A*	22,768	178,274
Lions Gate Entertainment Corp., Class B*	45,096	312,064
LiveOne, Inc.*	17,172	16,293
Madison Square Garden Entertainment Corp., Class A*	13,770	585,638
Marcus Corp. (The)	6,027	90,827
Playstudios, Inc.*	25,594	38,647
Reservoir Media, Inc.*	7,941	64,401
Sphere Entertainment Co.*	9,705	428,767
Vivid Seats, Inc., Class A*	30,003	111,011

		4,761,838

Interactive Media & Services (0.5%)
Bumble, Inc., Class A(x)*	34,524	220,263
Cargurus, Inc., Class A*	30,757	923,633
Cars.com, Inc.*	22,712	380,653
EverQuote, Inc., Class A*	8,540	180,108
fuboTV, Inc.(x)*	107,440	152,565
Getty Images Holdings, Inc.(x)*	33,072	126,004
Grindr, Inc.*	6,577	78,464
MediaAlpha, Inc., Class A*	10,224	185,157
Nextdoor Holdings, Inc.*	63,991	158,698
Outbrain, Inc.*	12,057	58,597
QuinStreet, Inc.*	19,282	368,865
Shutterstock, Inc.	8,874	313,873
System1, Inc.*	6,185	6,927
TrueCar, Inc.*	31,319	108,050
Vimeo, Inc.*	53,667	271,018
Webtoon Entertainment, Inc.*	3,788	43,335
Yelp, Inc., Class A*	22,860	801,929
Ziff Davis, Inc.*	16,059	781,431
ZipRecruiter, Inc., Class A*	24,608	233,776

		5,393,346

Media (0.7%)
Advantage Solutions, Inc.(x)*	45,856	157,286
AMC Networks, Inc., Class A(x)*	10,494	91,193
Boston Omaha Corp., Class A*	9,094	135,228
Cable One, Inc.	2,026	708,675
Cardlytics, Inc.(x)*	16,109	51,549
Clear Channel Outdoor Holdings, Inc.*	127,698	204,317
EchoStar Corp., Class A*	43,752	1,085,925
Emerald Holding, Inc.	8,778	43,802
Entravision Communications Corp., Class A	28,645	59,295
EW Scripps Co. (The), Class A*	14,874	33,392
Gambling.com Group Ltd.*	6,715	67,284
Gannett Co., Inc.*	50,284	282,596
Gray Television, Inc.	30,415	163,024
Ibotta, Inc., Class A*	2,746	169,181
iHeartMedia, Inc., Class A(x)*	25,642	47,438
Innovid Corp.*	30,278	54,500
Integral Ad Science Holding Corp.*	25,634	277,104
John Wiley & Sons, Inc., Class A	12,745	614,946
Magnite, Inc.*	45,303	627,447
National CineMedia, Inc.*	23,287	164,173
PubMatic, Inc., Class A*	15,566	231,466
Scholastic Corp.	8,791	281,400
Sinclair, Inc.(x)	12,407	189,827
Stagwell, Inc., Class A*	30,456	213,801
TechTarget, Inc.*	10,249	250,588
TEGNA, Inc.	59,405	937,411
Thryv Holdings, Inc.*	11,724	202,005
Townsquare Media, Inc., Class A	3,536	35,926
WideOpenWest, Inc.*	18,748	98,427

		7,479,206

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	23,856	171,286
Spok Holdings, Inc.	4,431	66,731
Telephone and Data Systems, Inc.	34,810	809,333

		1,047,350

Total Communication Services		25,678,103

Consumer Discretionary (9.1%)
Automobile Components (1.1%)
Adient plc*	32,147	725,558
American Axle & Manufacturing Holdings, Inc.*	43,147	266,648
Cooper-Standard Holdings, Inc.*	5,284	73,289
Dana, Inc.	47,641	503,089
Dorman Products, Inc.*	9,264	1,047,944
Fox Factory Holding Corp.*	14,809	614,574
Gentherm, Inc.*	11,037	513,772
Goodyear Tire & Rubber Co. (The)*	100,772	891,832
Holley, Inc.*	20,717	61,115
LCI Industries	8,919	1,075,096
Luminar Technologies, Inc., Class A(x)*	120,518	108,430
Modine Manufacturing Co.*	18,586	2,468,035
Patrick Industries, Inc.	7,659	1,090,412
Phinia, Inc.	15,866	730,312
Solid Power, Inc.(x)*	50,748	68,510
Standard Motor Products, Inc.	7,814	259,425
Stoneridge, Inc.*	9,681	108,330
Visteon Corp.*	9,624	916,590
XPEL, Inc.(m)*	8,727	378,490

		11,901,451

Automobiles (0.1%)
Canoo, Inc.(x)*	15,103	14,854
Livewire Group, Inc.(x)*	5,691	34,715
Winnebago Industries, Inc.	10,258	596,092

		645,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Broadline Retail (0.0%)†
1stdibs.com, Inc.*	6,282	$27,704
Groupon, Inc.(x)*	9,332	91,267
Qurate Retail, Inc., Class B*	902	3,860
Savers Value Village, Inc.(x)*	9,987	105,063

		227,894

Distributors (0.0%)†
A-Mark Precious Metals, Inc.(x)	6,341	280,018
GigaCloud Technology, Inc., Class A(x)*	8,518	195,744
Weyco Group, Inc.	1,672	56,915

		532,677

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	13,755	1,038,227
American Public Education, Inc.*	4,074	60,092
Carriage Services, Inc., Class A	4,976	163,362
Chegg, Inc.*	40,180	71,119
Coursera, Inc.*	48,980	388,901
European Wax Center, Inc., Class A*	13,038	88,658
Frontdoor, Inc.*	28,065	1,346,839
Graham Holdings Co., Class B	1,155	949,087
Laureate Education, Inc.	48,261	801,615
Lincoln Educational Services Corp.*	9,294	110,970
Mister Car Wash, Inc.*	33,870	220,494
Nerdy, Inc.(x)*	18,727	18,411
OneSpaWorld Holdings Ltd.	36,091	595,862
Perdoceo Education Corp.	21,619	480,807
Strategic Education, Inc.	7,824	724,111
Stride, Inc.*	15,333	1,308,058
Udemy, Inc.*	34,472	256,472
Universal Technical Institute, Inc.*	13,926	226,437

		8,849,522

Hotels, Restaurants & Leisure (1.7%)
Accel Entertainment, Inc., Class A*	18,871	219,281
Bally’s Corp.*	6,265	108,071
Biglari Holdings, Inc., Class B*	281	48,335
BJ’s Restaurants, Inc.*	7,463	242,995
Bloomin’ Brands, Inc.	28,381	469,138
Brinker International, Inc.*	15,890	1,216,062
Cheesecake Factory, Inc. (The)	17,064	691,945
Chuy’s Holdings, Inc.*	6,329	236,705
Cracker Barrel Old Country Store, Inc.(x)	7,970	361,440
Dave & Buster’s Entertainment, Inc.*	11,391	387,864
Denny’s Corp.*	17,963	115,861
Despegar.com Corp.(x)*	22,243	275,813
Dine Brands Global, Inc.(x)	5,664	176,887
El Pollo Loco Holdings, Inc.*	8,790	120,423
Empire Resorts, Inc.(r)*	2,655	—
Everi Holdings, Inc.*	28,863	379,260
First Watch Restaurant Group, Inc.*	9,879	154,112
Full House Resorts, Inc.*	8,508	42,710
Global Business Travel Group I(x)*	44,899	345,273
Golden Entertainment, Inc.	7,253	230,573
Hilton Grand Vacations, Inc.*	26,638	967,492
Inspired Entertainment, Inc.*	6,741	62,489
International Game Technology plc	40,927	871,745
Jack in the Box, Inc.	7,079	329,457
Krispy Kreme, Inc.	32,164	345,441
Kura Sushi USA, Inc., Class A(x)*	2,112	170,143
Life Time Group Holdings, Inc.*	20,617	503,467
Lindblad Expeditions Holdings, Inc.*	11,596	107,263
Monarch Casino & Resort, Inc.	4,864	385,569
Mondee Holdings, Inc., Class A(x)*	12,246	17,022
Nathan’s Famous, Inc.	740	59,866
ONE Group Hospitality, Inc. (The)*	4,880	17,958
Papa John’s International, Inc.	11,869	639,383
PlayAGS, Inc.*	14,299	162,866
Portillo’s, Inc., Class A(x)*	19,412	261,480
Potbelly Corp.*	7,325	61,090
RCI Hospitality Holdings, Inc.	3,052	135,967
Red Rock Resorts, Inc., Class A	17,727	965,058
Rush Street Interactive, Inc.*	25,661	278,422
Sabre Corp.*	135,942	498,907
Shake Shack, Inc., Class A*	13,460	1,389,207
Six Flags Entertainment Corp.(x)	33,061	1,332,689
Super Group SGHC Ltd.	50,894	184,745
Sweetgreen, Inc., Class A*	35,516	1,259,042
Target Hospitality Corp.*	11,953	92,994
United Parks & Resorts, Inc.(x)*	12,994	657,496
Vacasa, Inc., Class A(x)*	2,300	6,463
Xponential Fitness, Inc., Class A(x)*	6,282	77,897

		17,664,366

Household Durables (2.2%)
Beazer Homes USA, Inc.*	10,915	372,966
Cavco Industries, Inc.*	2,970	1,271,873
Century Communities, Inc.	10,253	1,055,854
Champion Homes, Inc.*	19,251	1,825,957
Cricut, Inc., Class A(x)	18,753	129,958
Dream Finders Homes, Inc., Class A*	10,099	365,685
Ethan Allen Interiors, Inc.	8,317	265,229
Flexsteel Industries, Inc.	1,149	50,889
GoPro, Inc., Class A*	31,675	43,078
Green Brick Partners, Inc.*	11,047	922,645
Hamilton Beach Brands Holding Co., Class A	2,136	64,999
Helen of Troy Ltd.*	8,285	512,427
Hooker Furnishings Corp.	2,745	49,630
Hovnanian Enterprises, Inc., Class A*	1,802	368,275
Installed Building Products, Inc.	8,615	2,121,616
iRobot Corp.*	7,456	64,793
KB Home	23,949	2,052,190
Landsea Homes Corp.*	6,835	84,412
La-Z-Boy, Inc.	15,478	664,471
Legacy Housing Corp.*	4,524	123,731
LGI Homes, Inc.*	7,542	893,878
Lifetime Brands, Inc.	3,139	20,529
Lovesac Co. (The)(x)*	5,303	151,931
M/I Homes, Inc.*	9,464	1,621,751
Meritage Homes Corp.	12,897	2,644,788
Purple Innovation, Inc., Class A*	13,339	13,188
Sonos, Inc.*	44,949	552,423
Taylor Morrison Home Corp., Class A*	36,228	2,545,379
Traeger, Inc.*	14,075	51,796
Tri Pointe Homes, Inc.*	32,939	1,492,466
United Homes Group, Inc.*	1,537	9,437
Vizio Holding Corp., Class A(x)*	34,691	387,499
Worthington Enterprises, Inc.	11,091	459,722

		23,255,465

Leisure Products (0.4%)
Acushnet Holdings Corp.(x)	10,308	657,135
AMMO, Inc.(x)*	47,464	67,874
Clarus Corp.	8,706	39,177
Escalade, Inc.	2,626	36,948
Funko, Inc., Class A*	8,048	98,347
JAKKS Pacific, Inc.*	2,987	76,228
Johnson Outdoors, Inc., Class A(x)	2,428	87,894
Latham Group, Inc.*	15,199	103,353
Malibu Boats, Inc., Class A*	7,429	288,319
Marine Products Corp.	3,930	38,082
MasterCraft Boat Holdings, Inc.*	6,397	116,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Peloton Interactive, Inc., Class A(x)*	122,544	$573,506
Smith & Wesson Brands, Inc.	16,739	217,272
Solo Brands, Inc., Class A*	5,482	7,730
Sturm Ruger & Co., Inc.	5,604	233,575
Topgolf Callaway Brands Corp.*	52,624	577,811
Vista Outdoor, Inc.*	20,962	821,291

		4,041,031

Specialty Retail (2.2%)
1-800-Flowers.com, Inc., Class A*	9,522	75,509
Aaron’s Co., Inc. (The)	13,273	132,066
Abercrombie & Fitch Co., Class A*	18,083	2,529,812
Academy Sports & Outdoors, Inc.	25,229	1,472,364
American Eagle Outfitters, Inc.	64,618	1,446,797
America’s Car-Mart, Inc.*	1,951	81,786
Arhaus, Inc., Class A	18,568	228,572
Arko Corp.	25,950	182,169
Asbury Automotive Group, Inc.*	7,235	1,726,199
BARK, Inc.(x)*	48,495	79,047
Beyond, Inc.*	11,944	120,396
Boot Barn Holdings, Inc.*	10,538	1,762,797
Buckle, Inc. (The)	11,237	494,091
Build-A-Bear Workshop, Inc.	4,793	164,735
Caleres, Inc.	11,835	391,147
Camping World Holdings, Inc., Class A	14,590	353,370
Citi Trends, Inc.*	3,205	58,876
Designer Brands, Inc., Class A(x)	16,154	119,217
Destination XL Group, Inc.*	17,053	50,136
EVgo, Inc., Class A*	24,928	103,202
Foot Locker, Inc.	29,471	761,531
Genesco, Inc.*	3,691	100,284
Group 1 Automotive, Inc.	4,722	1,808,715
GrowGeneration Corp.(x)*	14,317	30,495
Haverty Furniture Cos., Inc.	4,815	132,268
J Jill, Inc.	2,939	72,505
Lands’ End, Inc.*	6,307	108,922
Leslie’s, Inc.*	66,470	210,045
MarineMax, Inc.*	7,886	278,139
Monro, Inc.	10,765	310,678
National Vision Holdings, Inc.*	28,208	307,749
ODP Corp. (The)*	12,496	371,756
OneWater Marine, Inc., Class A(x)*	4,706	112,520
Petco Health & Wellness Co., Inc., Class A*	21,500	97,825
RealReal, Inc. (The)(x)*	25,315	79,489
Revolve Group, Inc., Class A*	14,424	357,427
RumbleON, Inc., Class B(x)*	3,890	18,633
Sally Beauty Holdings, Inc.*	38,727	525,525
Shoe Carnival, Inc.(x)	6,391	280,245
Signet Jewelers Ltd.	15,265	1,574,432
Sleep Number Corp.*	5,455	99,936
Sonic Automotive, Inc., Class A	5,541	324,038
Stitch Fix, Inc., Class A*	23,793	67,096
ThredUp, Inc., Class A(x)*	21,933	18,468
Tile Shop Holdings, Inc.*	8,174	53,867
Tilly’s, Inc., Class A*	3,775	19,252
Torrid Holdings, Inc.*	6,972	27,400
Upbound Group, Inc.	19,338	618,623
Urban Outfitters, Inc.*	22,984	880,517
Victoria’s Secret & Co.*	28,163	723,789
Warby Parker, Inc., Class A*	31,940	521,580
Winmark Corp.	1,036	396,715
Zumiez, Inc.*	4,219	89,865

		22,952,617

Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A*	48,509	331,801
G-III Apparel Group Ltd.*	15,235	464,972
Hanesbrands, Inc.*	130,120	956,382
Kontoor Brands, Inc.	20,022	1,637,399
Movado Group, Inc.	4,909	91,307
Oxford Industries, Inc.	5,393	467,897
Rocky Brands, Inc.	1,874	59,706
Steven Madden Ltd.	25,730	1,260,513
Superior Group of Cos., Inc.	4,482	69,426
Vera Bradley, Inc.*	12,260	66,940
Wolverine World Wide, Inc.	27,957	487,011

		5,893,354

Total Consumer Discretionary		95,964,038

Consumer Staples (2.5%)
Beverages (0.3%)
Duckhorn Portfolio, Inc. (The)*	19,595	113,847
MGP Ingredients, Inc.(x)	5,150	428,737
National Beverage Corp.	8,272	388,288
Primo Water Corp.	56,067	1,415,692
Vita Coco Co., Inc. (The)*	15,091	427,226

		2,773,790

Consumer Staples Distribution & Retail (0.7%)
Andersons, Inc. (The)	11,916	597,468
Chefs’ Warehouse, Inc. (The)*	12,396	520,756
HF Foods Group, Inc.*	10,284	36,714
Ingles Markets, Inc., Class A	5,128	382,549
Natural Grocers by Vitamin Cottage, Inc.	3,804	112,941
PriceSmart, Inc.	8,899	816,750
SpartanNash Co.	12,807	287,005
Sprouts Farmers Market, Inc.*	36,233	4,000,485
United Natural Foods, Inc.*	21,947	369,149
Village Super Market, Inc., Class A	2,365	75,183
Weis Markets, Inc.	5,755	396,692

		7,595,692

Food Products (0.9%)
Alico, Inc.	2,249	62,905
B&G Foods, Inc.(x)	27,685	245,843
Beyond Meat, Inc.(x)*	22,134	150,069
BRC, Inc., Class A(x)*	21,888	74,857
Calavo Growers, Inc.	4,627	132,008
Cal-Maine Foods, Inc.	14,991	1,121,926
Dole plc	27,668	450,712
Forafric Global plc(x)*	1,534	17,396
Fresh Del Monte Produce, Inc.	12,272	362,515
Hain Celestial Group, Inc. (The)*	32,009	276,238
J & J Snack Foods Corp.	5,478	942,873
John B Sanfilippo & Son, Inc.	3,176	299,529
Lancaster Colony Corp.	6,918	1,221,511
Lifeway Foods, Inc.*	3,112	80,663
Limoneira Co.	5,301	140,476
Mama’s Creations, Inc.*	8,281	60,451
Mission Produce, Inc.*	15,658	200,736
Seneca Foods Corp., Class A*	1,961	122,229
Simply Good Foods Co. (The)*	32,198	1,119,524
SunOpta, Inc.*	32,534	207,567
TreeHouse Foods, Inc.*	17,197	721,930
Utz Brands, Inc.(x)	24,098	426,535
Vital Farms, Inc.*	12,389	434,482
Westrock Coffee Co.(x)*	11,792	76,648
WK Kellogg Co.	23,731	406,037

		9,355,660

Household Products (0.3%)
Central Garden & Pet Co.*	3,752	136,836
Central Garden & Pet Co., Class A*	17,893	561,840
Energizer Holdings, Inc.	25,404	806,831
Oil-Dri Corp. of America	1,706	117,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	4,820	$1,242,981

		2,866,185

Personal Care Products (0.2%)
Beauty Health Co. (The)*	37,994	54,711
Edgewell Personal Care Co.	17,590	639,221
Herbalife Ltd.(x)*	35,573	255,770
Honest Co., Inc. (The)*	20,521	73,260
Inter Parfums, Inc.	6,366	824,270
Medifast, Inc.(x)*	2,942	56,310
Nature’s Sunshine Products, Inc.*	4,788	65,213
Nu Skin Enterprises, Inc., Class A	13,087	96,451
Olaplex Holdings, Inc.*	35,481	83,380
USANA Health Sciences, Inc.*	3,959	150,125
Veru, Inc.*	32,888	25,291
Waldencast plc, Class A*	9,449	34,394

		2,358,396

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	7,055	43,777
Turning Point Brands, Inc.	5,971	257,649
Universal Corp.	8,729	463,597
Vector Group Ltd.	51,697	771,319

		1,536,342

Total Consumer Staples		26,486,065

Energy (4.8%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	58,604	1,186,145
Atlas Energy Solutions, Inc.(x)	24,248	528,606
Borr Drilling Ltd.	84,348	463,071
Bristow Group, Inc., Class A*	8,277	287,129
Cactus, Inc., Class A	23,496	1,402,006
ChampionX Corp.	68,572	2,067,446
Core Laboratories, Inc.(x)	17,486	324,016
DMC Global, Inc.*	6,142	79,723
Drilling Tools International Corp.*	1,919	7,158
Expro Group Holdings NV*	33,201	570,061
Forum Energy Technologies, Inc.*	3,579	55,331
Geospace Technologies Corp.(x)*	3,136	32,426
Helix Energy Solutions Group, Inc.*	51,656	573,382
Helmerich & Payne, Inc.	34,437	1,047,574
Innovex International, Inc.*	11,241	165,018
Kodiak Gas Services, Inc.	6,987	202,623
Liberty Energy, Inc., Class A	57,285	1,093,571
Mammoth Energy Services, Inc.*	6,257	25,591
Nabors Industries Ltd.*	3,486	224,742
Natural Gas Services Group, Inc.*	3,331	63,655
Newpark Resources, Inc.*	28,308	196,174
Noble Corp. plc(x)	49,566	1,791,315
Oceaneering International, Inc.*	35,705	887,983
Oil States International, Inc.*	16,376	75,330
Patterson-UTI Energy, Inc.	141,462	1,082,184
ProFrac Holding Corp., Class A(x)*	10,399	70,609
ProPetro Holding Corp.*	33,731	258,380
Ranger Energy Services, Inc., Class A	5,719	68,113
RPC, Inc.	30,464	193,751
SEACOR Marine Holdings, Inc.*	9,184	88,626
Seadrill Ltd.*	23,927	950,859
Select Water Solutions, Inc., Class A	32,602	362,860
Solaris Energy Infrastructure, Inc., Class A	6,499	82,927
TETRA Technologies, Inc.*	36,649	113,612
Tidewater, Inc.*	17,525	1,258,120
Transocean Ltd.(x)*	262,147	1,114,125
Valaris Ltd.*	22,486	1,253,595

		20,247,837

Oil, Gas & Consumable Fuels (2.9%)
Aemetis, Inc.(x)*	9,323	21,443
Amplify Energy Corp.*	9,878	64,503
Ardmore Shipping Corp.	15,173	274,631
Berry Corp.	27,296	140,301
California Resources Corp.	25,024	1,313,009
Centrus Energy Corp., Class A*	4,760	261,086
Clean Energy Fuels Corp.*	46,888	145,822
CNX Resources Corp.*	53,165	1,731,584
Comstock Resources, Inc.(x)	34,918	388,637
CONSOL Energy, Inc.	10,587	1,107,930
Crescent Energy Co., Class A	51,487	563,783
CVR Energy, Inc.(x)	12,421	286,056
Delek US Holdings, Inc.	21,982	412,163
DHT Holdings, Inc.	48,145	531,039
Diversified Energy Co. plc(m)	16,831	191,537
Dorian LPG Ltd.	12,877	443,226
Empire Petroleum Corp.(x)*	3,532	18,543
Encore Energy Corp.(x)*	61,337	247,802
Energy Fuels, Inc.(x)*	65,197	357,932
Evolution Petroleum Corp.	10,655	56,578
Excelerate Energy, Inc., Class A	6,525	143,615
FLEX LNG Ltd.	11,031	280,629
FutureFuel Corp.	12,291	70,673
Golar LNG Ltd.	35,037	1,287,960
Granite Ridge Resources, Inc.	19,269	114,458
Green Plains, Inc.*	22,337	302,443
Gulfport Energy Corp.*	4,646	703,172
Hallador Energy Co.*	12,333	116,300
HighPeak Energy, Inc.(x)	3,667	50,898
International Seaways, Inc.	14,191	731,688
Kinetik Holdings, Inc., Class A	13,613	616,124
Kosmos Energy Ltd.*	166,101	669,387
Magnolia Oil & Gas Corp., Class A	61,568	1,503,491
Murphy Oil Corp.	52,492	1,771,080
NACCO Industries, Inc., Class A	1,173	33,255
NextDecade Corp.*	41,779	196,779
Nordic American Tankers Ltd.	75,468	276,968
Northern Oil & Gas, Inc.	35,742	1,265,624
Par Pacific Holdings, Inc.*	20,076	353,338
PBF Energy, Inc., Class A	37,337	1,155,580
Peabody Energy Corp.	45,719	1,213,382
PrimeEnergy Resources Corp.*	245	33,761
REX American Resources Corp.*	5,812	269,038
Riley Exploration Permian, Inc.	4,435	117,483
Ring Energy, Inc.(x)*	50,797	81,275
Sable Offshore Corp.*	17,944	424,017
SandRidge Energy, Inc.	11,328	138,541
Scorpio Tankers, Inc.	16,610	1,184,293
SFL Corp. Ltd.	41,769	483,267
Sitio Royalties Corp., Class A	28,660	597,274
SM Energy Co.	41,276	1,649,802
Talos Energy, Inc.*	53,082	549,399
Teekay Corp.*	14,897	137,052
Teekay Tankers Ltd., Class A	8,715	507,649
Uranium Energy Corp.(x)*	142,516	885,024
Ur-Energy, Inc.(x)*	118,223	140,685
VAALCO Energy, Inc.	36,669	210,480
Verde Clean Fuels, Inc.(x)*	1,072	4,277
Vital Energy, Inc.(x)*	11,053	297,326
Vitesse Energy, Inc.(x)	8,824	211,953
W&T Offshore, Inc.(x)	41,096	88,356
World Kinect Corp.	21,628	668,521

		30,093,922

Total Energy		50,341,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (16.2%)
Banks (8.8%)
1st Source Corp.	7,450	$446,106
ACNB Corp.	2,683	117,167
Amalgamated Financial Corp.	7,012	219,966
Amerant Bancorp, Inc., Class A	9,982	213,315
Ameris Bancorp	23,858	1,488,501
Ames National Corp.	2,682	48,893
Arrow Financial Corp.	5,796	166,113
Associated Banc-Corp.	54,822	1,180,866
Atlantic Union Bankshares Corp.	31,627	1,191,389
Axos Financial, Inc.*	19,805	1,245,338
Banc of California, Inc.	50,426	742,775
BancFirst Corp.	7,291	767,378
Bancorp, Inc. (The)*	17,949	960,272
Bank First Corp.	3,554	322,348
Bank of Hawaii Corp.	14,198	891,209
Bank of Marin Bancorp	5,536	111,218
Bank of NT Butterfield & Son Ltd. (The)	16,763	618,219
Bank7 Corp.	1,627	60,964
BankUnited, Inc.	26,596	969,158
Bankwell Financial Group, Inc.	1,973	59,091
Banner Corp.	12,189	725,977
Bar Harbor Bankshares	5,323	164,161
BayCom Corp.	3,484	82,641
BCB Bancorp, Inc.	4,607	56,850
Berkshire Hills Bancorp, Inc.	14,546	391,724
Blue Foundry Bancorp*	6,754	69,229
Bridgewater Bancshares, Inc.*	7,587	107,508
Brookline Bancorp, Inc.	30,736	310,126
Burke & Herbert Financial Services Corp.	4,493	274,028
Business First Bancshares, Inc.	8,788	225,588
Byline Bancorp, Inc.	12,755	341,451
Cadence Bank	60,868	1,938,646
California Bancorp*	6,725	99,463
Camden National Corp.	5,333	220,360
Capital Bancorp, Inc.(x)	3,829	98,444
Capital City Bank Group, Inc.	4,544	160,358
Capitol Federal Financial, Inc.	44,435	259,500
Carter Bankshares, Inc.*	7,350	127,817
Cathay General Bancorp	23,802	1,022,296
Central Pacific Financial Corp.	8,787	259,304
Chemung Financial Corp.	1,084	52,054
ChoiceOne Financial Services, Inc.	2,271	70,197
Citizens & Northern Corp.	5,019	98,824
Citizens Financial Services, Inc.	1,396	82,015
City Holding Co.	5,435	638,015
Civista Bancshares, Inc.	4,816	85,821
CNB Financial Corp.(x)	7,013	168,733
Coastal Financial Corp.*	4,079	220,225
Colony Bankcorp, Inc.	5,049	78,361
Columbia Financial, Inc.*	9,285	158,495
Community Financial System, Inc.	18,585	1,079,231
Community Trust Bancorp, Inc.	5,189	257,686
Community West Bancshares	5,940	114,404
ConnectOne Bancorp, Inc.	12,579	315,104
CrossFirst Bankshares, Inc.*	16,103	268,759
Customers Bancorp, Inc.*	10,504	487,911
CVB Financial Corp.	49,845	888,238
Dime Community Bancshares, Inc.	12,199	351,331
Eagle Bancorp, Inc.	10,756	242,871
Eastern Bankshares, Inc.	69,756	1,143,301
Enterprise Bancorp, Inc.	3,331	106,459
Enterprise Financial Services Corp.	13,426	688,217
Equity Bancshares, Inc., Class A	5,331	217,931
Esquire Financial Holdings, Inc.	2,261	147,440
ESSA Bancorp, Inc.	2,726	52,394
Farmers & Merchants Bancorp, Inc.	4,736	130,950
Farmers National Banc Corp.	12,285	185,749
FB Financial Corp.	13,360	626,985
Fidelity D&D Bancorp, Inc.(x)	1,543	76,132
Financial Institutions, Inc.	5,473	139,397
First Bancorp (Nasdaq Stock Exchange)	14,506	603,305
First Bancorp (New York Stock Exchange)	54,812	1,160,370
First Bancorp, Inc. (The)	3,511	92,410
First Bancshares, Inc. (The)	11,271	362,137
First Bank	7,882	119,806
First Busey Corp.	19,233	500,443
First Business Financial Services, Inc.	2,543	115,935
First Commonwealth Financial Corp.	34,785	596,563
First Community Bankshares, Inc.	5,792	249,925
First Financial Bancorp	33,667	849,418
First Financial Bankshares, Inc.	47,084	1,742,579
First Financial Corp.	3,671	160,973
First Financial Northwest, Inc.	2,119	47,720
First Foundation, Inc.	21,016	131,140
First Internet Bancorp	2,192	75,098
First Interstate BancSystem, Inc., Class A	29,384	901,501
First Merchants Corp.	20,996	781,051
First Mid Bancshares, Inc.	8,364	325,443
First of Long Island Corp. (The)	6,468	83,243
First Western Financial, Inc.*	2,311	46,220
Five Star Bancorp	5,605	166,637
Flushing Financial Corp.	8,743	127,473
FS Bancorp, Inc.	2,131	94,808
Fulton Financial Corp.	61,403	1,113,236
FVCBankcorp, Inc.*	4,863	63,462
German American Bancorp, Inc.	11,215	434,581
Glacier Bancorp, Inc.	41,096	1,878,087
Great Southern Bancorp, Inc.	2,654	152,101
Greene County Bancorp, Inc.	3,018	93,256
Guaranty Bancshares, Inc.	3,179	109,294
Hancock Whitney Corp.	31,446	1,609,092
Hanmi Financial Corp.	9,152	170,227
HarborOne Bancorp, Inc.	12,034	156,201
HBT Financial, Inc.	5,317	116,336
Heartland Financial USA, Inc.	15,592	884,066
Heritage Commerce Corp.	22,216	219,494
Heritage Financial Corp.	12,442	270,862
Hilltop Holdings, Inc.	17,343	557,751
Hingham Institution For Savings (The)(x)	418	101,704
Home Bancorp, Inc.	2,718	121,168
Home BancShares, Inc.	68,916	1,866,934
HomeStreet, Inc.	6,814	107,389
HomeTrust Bancshares, Inc.	4,939	168,321
Hope Bancorp, Inc.	40,751	511,833
Horizon Bancorp, Inc.	15,379	239,143
Independent Bank Corp.	7,486	249,658
Independent Bank Corp./MA	14,986	886,122
Independent Bank Group, Inc.	12,761	735,799
International Bancshares Corp.	19,361	1,157,594
Investar Holding Corp.	2,566	49,780
John Marshall Bancorp, Inc.	3,462	68,478
Kearny Financial Corp.	16,219	111,425
Lakeland Financial Corp.	8,230	535,938
LCNB Corp.	4,234	63,806
LINKBANCORP, Inc.	5,760	36,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Live Oak Bancshares, Inc.	12,030	$569,861
Mercantile Bank Corp.	5,856	256,024
Metrocity Bankshares, Inc.	6,824	208,951
Metropolitan Bank Holding Corp.*	3,497	183,872
Mid Penn Bancorp, Inc.	5,189	154,788
Middlefield Banc Corp.	2,152	61,978
Midland States Bancorp, Inc.	6,437	144,060
MidWestOne Financial Group, Inc.	4,971	141,823
MVB Financial Corp.	3,601	69,715
National Bank Holdings Corp., Class A	12,755	536,986
National Bankshares, Inc.(x)	2,006	59,979
NB Bancorp, Inc.*	14,047	260,712
NBT Bancorp, Inc.	16,754	741,029
New York Community Bancorp, Inc.(x)	91,180	1,023,951
Nicolet Bankshares, Inc.	5,158	493,260
Northeast Bank	2,192	169,069
Northeast Community Bancorp, Inc.	3,969	104,980
Northfield Bancorp, Inc.	11,966	138,806
Northrim Bancorp, Inc.	1,922	136,885
Northwest Bancshares, Inc.	43,219	578,270
Norwood Financial Corp.(x)	2,363	65,172
Oak Valley Bancorp	2,324	61,749
OceanFirst Financial Corp.	20,705	384,906
OFG Bancorp	16,862	757,441
Old National Bancorp	114,591	2,138,268
Old Second Bancorp, Inc.	14,439	225,104
Orange County Bancorp, Inc.	1,619	97,658
Origin Bancorp, Inc.	10,193	327,807
Orrstown Financial Services, Inc.	6,694	240,716
Pacific Premier Bancorp, Inc.	34,723	873,631
Park National Corp.	5,335	896,173
Parke Bancorp, Inc.	3,922	81,970
Pathward Financial, Inc.	8,742	577,059
PCB Bancorp	3,676	69,072
Peapack-Gladstone Financial Corp.	5,671	155,442
Peoples Bancorp of North Carolina, Inc.(x)	1,258	31,941
Peoples Bancorp, Inc.	12,022	361,742
Peoples Financial Services Corp.	2,773	129,998
Pioneer Bancorp, Inc.*	4,694	51,493
Plumas Bancorp	1,763	71,895
Ponce Financial Group, Inc.*	6,041	70,619
Preferred Bank	4,333	347,723
Premier Financial Corp.	14,428	338,769
Primis Financial Corp.	7,730	94,151
Princeton Bancorp, Inc.	1,684	62,274
Provident Bancorp, Inc.(x)*	3,919	42,286
Provident Financial Services, Inc.	42,265	784,438
QCR Holdings, Inc.	6,096	451,287
RBB Bancorp	6,168	141,987
Red River Bancshares, Inc.	1,736	90,272
Renasant Corp.	20,391	662,708
Republic Bancorp, Inc., Class A	2,752	179,706
S&T Bancorp, Inc.	13,344	560,048
Sandy Spring Bancorp, Inc.	16,762	525,824
Seacoast Banking Corp. of Florida	31,394	836,650
ServisFirst Bancshares, Inc.	18,063	1,453,168
Shore Bancshares, Inc.	10,523	147,217
Sierra Bancorp	4,391	126,812
Simmons First National Corp., Class A	44,082	949,526
SmartFinancial, Inc.	5,544	161,552
South Plains Financial, Inc.	4,290	145,517
Southern First Bancshares, Inc.*	2,194	74,772
Southern Missouri Bancorp, Inc.	3,153	178,113
Southern States Bancshares, Inc.	2,405	73,906
Southside Bancshares, Inc.	10,626	355,227
SouthState Corp.	27,530	2,675,365
Stellar Bancorp, Inc.	18,062	467,625
Sterling Bancorp, Inc.*	7,504	34,143
Stock Yards Bancorp, Inc.	9,597	594,918
Texas Capital Bancshares, Inc.*	16,755	1,197,312
Third Coast Bancshares, Inc.*	3,514	94,070
Timberland Bancorp, Inc.	2,340	70,808
Tompkins Financial Corp.	5,384	311,141
Towne Bank	26,530	877,082
TriCo Bancshares	11,411	486,679
Triumph Financial, Inc.*	8,221	653,898
TrustCo Bank Corp.	6,132	202,785
Trustmark Corp.	21,199	674,552
UMB Financial Corp.	16,382	1,721,912
United Bankshares, Inc.	47,331	1,755,980
United Community Banks, Inc.	42,112	1,224,617
Unity Bancorp, Inc.	2,692	91,690
Univest Financial Corp.	10,324	290,517
USCB Financial Holdings, Inc.	3,404	51,911
Valley National Bancorp	155,626	1,409,972
Veritex Holdings, Inc.	18,074	475,708
Virginia National Bankshares Corp.(x)	1,430	59,560
WaFd, Inc.	26,343	918,054
Washington Trust Bancorp, Inc.	5,792	186,560
WesBanco, Inc.	20,742	617,697
West Bancorp, Inc.	5,171	98,301
Westamerica Bancorp	8,864	438,059
WSFS Financial Corp.	21,162	1,079,050

		93,351,999

Capital Markets (1.5%)
AlTi Global, Inc.(x)*	14,733	55,101
Artisan Partners Asset Management, Inc., Class A	22,836	989,256
B Riley Financial, Inc.(x)	7,245	38,036
BGC Group, Inc., Class A	123,134	1,130,370
Brightsphere Investment Group, Inc.	10,667	270,942
Cohen & Steers, Inc.	9,950	954,703
Diamond Hill Investment Group, Inc.	911	147,227
Donnelley Financial Solutions, Inc.*	9,307	612,680
Forge Global Holdings, Inc.*	51,900	67,989
GCM Grosvenor, Inc., Class A	13,895	157,291
Hamilton Lane, Inc., Class A	13,847	2,331,696
MarketWise, Inc.	8,613	5,756
Moelis & Co., Class A	23,172	1,587,514
Open Lending Corp.*	35,653	218,196
P10, Inc., Class A	10,725	114,865
Patria Investments Ltd., Class A	20,855	232,950
Perella Weinberg Partners, Class A	20,708	399,872
Piper Sandler Cos.	6,304	1,789,138
PJT Partners, Inc., Class A	8,486	1,131,523
Silvercrest Asset Management Group, Inc., Class A	2,804	48,341
StepStone Group, Inc., Class A	22,228	1,263,217
StoneX Group, Inc.*	10,015	820,028
Value Line, Inc.	923	42,920
Victory Capital Holdings, Inc., Class A	14,942	827,787
Virtus Investment Partners, Inc.	2,513	526,348
WisdomTree, Inc.(x)	51,573	515,214

		16,278,960

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	2,480	86,998
Bread Financial Holdings, Inc.	14,828	705,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Portfolio Services, Inc.(x)*	3,414	$32,023
Encore Capital Group, Inc.*	8,427	398,344
Enova International, Inc.*	9,064	759,473
FirstCash Holdings, Inc.	13,954	1,601,919
Green Dot Corp., Class A*	16,752	196,166
LendingClub Corp.*	40,514	463,075
LendingTree, Inc.*	3,621	210,127
Medallion Financial Corp.	5,088	41,416
Moneylion, Inc.*	3,093	128,514
Navient Corp.	30,567	476,540
Nelnet, Inc., Class A	5,291	599,364
NerdWallet, Inc., Class A*	10,150	129,006
OppFi, Inc.(x)	4,687	22,170
PRA Group, Inc.*	14,313	320,039
PROG Holdings, Inc.	14,620	708,924
Regional Management Corp.	2,796	91,457
Upstart Holdings, Inc.*	27,895	1,116,079
World Acceptance Corp.*	924	109,014

		8,196,164

Financial Services (2.5%)
Acacia Research Corp.*	16,560	77,170
Alerus Financial Corp.	6,112	139,843
AvidXchange Holdings, Inc.*	61,609	499,649
Banco Latinoamericano de Comercio Exterior SA, Class E	10,300	334,647
Burford Capital Ltd.	72,095	955,980
Cannae Holdings, Inc.	21,882	417,071
Cantaloupe, Inc.*	19,298	142,805
Cass Information Systems, Inc.	4,511	187,116
Compass Diversified Holdings	24,606	544,531
Enact Holdings, Inc.	11,172	405,879
Essent Group Ltd.	37,658	2,421,033
Evertec, Inc.	23,525	797,262
Federal Agricultural Mortgage Corp., Class C	3,230	605,334
Flywire Corp.*	43,490	712,801
HA Sustainable Infrastructure Capital, Inc.	40,458	1,394,587
I3 Verticals, Inc., Class A*	6,799	144,887
International Money Express, Inc.*	11,882	219,698
Jackson Financial, Inc., Class A	26,411	2,409,475
Marqeta, Inc., Class A*	171,112	841,871
Merchants Bancorp	6,755	303,705
Mr Cooper Group, Inc.*	22,888	2,109,816
NCR Atleos Corp.*	25,976	741,095
NewtekOne, Inc.	9,248	115,230
NMI Holdings, Inc., Class A*	28,178	1,160,652
Onity Group, Inc.*	1,765	56,374
Pagseguro Digital Ltd., Class A*	67,275	579,238
Payoneer Global, Inc.*	87,594	659,583
Paysafe Ltd.*	11,407	255,859
Paysign, Inc.*	14,452	53,039
PennyMac Financial Services, Inc.	9,499	1,082,601
Priority Technology Holdings, Inc.*	8,166	55,774
Radian Group, Inc.	51,021	1,769,918
Remitly Global, Inc.*	52,325	700,632
Repay Holdings Corp., Class A*	32,406	264,433
Sezzle, Inc.(x)*	616	105,083
StoneCo Ltd., Class A*	102,245	1,151,279
SWK Holdings Corp.*	1,367	23,635
Velocity Financial, Inc.(x)*	3,810	74,714
Walker & Dunlop, Inc.	11,612	1,319,007
Waterstone Financial, Inc.	5,687	83,599

		25,916,905

Insurance (1.7%)
Ambac Financial Group, Inc.*	11,420	128,018
American Coastal Insurance Corp.*	9,007	101,509
AMERISAFE, Inc.	7,228	349,329
Baldwin Insurance Group, Inc. (The), Class A*	23,724	1,181,455
Bowhead Specialty Holdings, Inc.*	1,664	46,609
CNO Financial Group, Inc.	38,257	1,342,821
Crawford & Co., Class A	7,265	79,697
Donegal Group, Inc., Class A	6,134	90,415
Employers Holdings, Inc.	8,736	419,066
Enstar Group Ltd.*	4,581	1,473,204
F&G Annuities & Life, Inc.	6,573	293,945
Fidelis Insurance Holdings Ltd.	19,062	344,260
Genworth Financial, Inc., Class A*	145,820	998,867
GoHealth, Inc., Class A(x)*	979	9,183
Goosehead Insurance, Inc., Class A*	7,974	712,078
Greenlight Capital Re Ltd., Class A*	9,960	135,954
Hamilton Insurance Group Ltd., Class B*	14,148	273,622
HCI Group, Inc.	2,839	303,943
Heritage Insurance Holdings, Inc.*	6,103	74,701
Hippo Holdings, Inc.*	6,746	113,872
Horace Mann Educators Corp.	14,068	491,677
Investors Title Co.	427	98,125
James River Group Holdings Ltd.	14,056	88,131
Kingsway Financial Services, Inc.*	6,048	50,077
Lemonade, Inc.(x)*	18,443	304,125
Maiden Holdings Ltd.*	25,516	45,163
MBIA, Inc.	18,866	67,352
Mercury General Corp.	10,087	635,279
NI Holdings, Inc.*	3,566	55,915
Oscar Health, Inc., Class A*	69,982	1,484,318
Palomar Holdings, Inc.*	8,597	813,878
ProAssurance Corp.*	19,294	290,182
Root, Inc., Class A(x)*	2,273	85,874
Safety Insurance Group, Inc.	5,277	431,553
Selective Insurance Group, Inc.	21,962	2,049,055
Selectquote, Inc.*	47,069	102,140
SiriusPoint Ltd.*	35,569	510,059
Skyward Specialty Insurance Group, Inc.*	13,426	546,841
Stewart Information Services Corp.	9,221	689,177
Tiptree, Inc., Class A	8,484	166,032
Trupanion, Inc.(x)*	11,823	496,330
United Fire Group, Inc.	7,172	150,110
Universal Insurance Holdings, Inc.	8,050	178,388

		18,302,329

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AFC Gamma, Inc. (REIT)	7,494	76,514
AG Mortgage Investment Trust, Inc. (REIT)	9,124	68,521
Angel Oak Mortgage REIT, Inc. (REIT)	5,527	57,647
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,776	485,011
Arbor Realty Trust, Inc. (REIT)(x)	60,935	948,149
Ares Commercial Real Estate Corp. (REIT)(x)	15,743	110,201
ARMOUR Residential REIT, Inc. (REIT)(x)	17,651	360,080
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	61,870	1,176,149
BrightSpire Capital, Inc. (REIT), Class A	48,463	271,393
Chicago Atlantic Real Estate Finance, Inc. (REIT)	6,226	96,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Chimera Investment Corp. (REIT)	27,878	$441,309
Claros Mortgage Trust, Inc. (REIT)(x)	33,551	251,297
Dynex Capital, Inc. (REIT)(x)	25,070	319,893
Ellington Financial, Inc. (REIT)(x)	29,769	383,722
Franklin BSP Realty Trust, Inc. (REIT)	30,792	402,143
Granite Point Mortgage Trust, Inc. (REIT)	20,240	64,161
Invesco Mortgage Capital, Inc. (REIT)	13,145	123,431
KKR Real Estate Finance Trust, Inc. (REIT)	21,477	265,241
Ladder Capital Corp. (REIT)	44,896	520,794
MFA Financial, Inc. (REIT)	39,305	499,960
New York Mortgage Trust, Inc. (REIT)	35,223	222,962
Nexpoint Real Estate Finance, Inc. (REIT)	3,835	59,941
Orchid Island Capital, Inc. (REIT)	24,870	204,431
PennyMac Mortgage Investment Trust (REIT)	32,597	464,833
Ready Capital Corp. (REIT)(x)	60,560	462,073
Redwood Trust, Inc. (REIT)	47,252	365,258
Seven Hills Realty Trust (REIT)	3,875	53,359
Sunrise Realty Trust, Inc. (REIT)	2,498	35,946
TPG RE Finance Trust, Inc. (REIT)	15,263	130,193
Two Harbors Investment Corp. (REIT)	37,912	526,219

		9,447,396

Total Financials		171,493,753

Health Care (15.8%)
Biotechnology (8.1%)
2seventy bio, Inc.(x)*	18,100	85,432
4D Molecular Therapeutics, Inc.*	17,143	185,316
89bio, Inc.*	27,982	207,067
Absci Corp.(x)*	27,310	104,324
ACADIA Pharmaceuticals, Inc.*	43,640	671,183
ACELYRIN, Inc.*	25,604	126,228
Achieve Life Sciences, Inc.*	8,730	41,380
Acrivon Therapeutics, Inc.(x)*	2,879	20,153
Actinium Pharmaceuticals, Inc.*	7,782	14,630
Acumen Pharmaceuticals, Inc.*	10,500	26,040
ADC Therapeutics SA(x)*	27,676	87,179
ADMA Biologics, Inc.*	81,459	1,628,365
Adverum Biotechnologies, Inc.*	5,293	37,157
Aerovate Therapeutics, Inc.(x)*	4,707	9,838
Agenus, Inc.(x)*	8,797	48,208
Agios Pharmaceuticals, Inc.*	19,953	886,512
Akebia Therapeutics, Inc.*	79,320	104,702
Akero Therapeutics, Inc.*	24,323	697,827
Aldeyra Therapeutics, Inc.*	22,771	122,736
Alector, Inc.*	25,514	118,895
Alkermes plc*	59,328	1,660,591
Allogene Therapeutics, Inc.(x)*	52,599	147,277
Altimmune, Inc.(x)*	23,397	143,658
ALX Oncology Holdings, Inc.(x)*	19,796	36,029
Amicus Therapeutics, Inc.*	105,406	1,125,736
AnaptysBio, Inc.*	7,069	236,811
Anavex Life Sciences Corp.(x)*	18,912	107,420
Anika Therapeutics, Inc.*	4,821	119,079
Annexon, Inc.*	34,546	204,512
Apogee Therapeutics, Inc.(x)*	13,519	794,106
Applied Therapeutics, Inc.*	34,946	297,041
Arbutus Biopharma Corp.*	56,547	217,706
Arcellx, Inc.*	15,195	1,268,934
Arcturus Therapeutics Holdings, Inc.*	8,585	199,258
Arcus Biosciences, Inc.*	20,139	307,925
Arcutis Biotherapeutics, Inc.*	38,470	357,771
Ardelyx, Inc.*	83,202	573,262
ArriVent Biopharma, Inc.(x)*	9,068	213,098
Arrowhead Pharmaceuticals, Inc.*	42,897	830,915
ARS Pharmaceuticals, Inc.(x)*	17,403	252,343
Artiva Biotherapeutics, Inc.(x)*	3,382	52,252
Astria Therapeutics, Inc.*	16,267	179,100
Atossa Therapeutics, Inc.(x)*	32,246	49,014
Aura Biosciences, Inc.*	15,079	134,354
Aurinia Pharmaceuticals, Inc.*	50,021	366,654
Avid Bioservices, Inc.(x)*	21,817	248,277
Avidity Biosciences, Inc.*	38,120	1,750,852
Avita Medical, Inc.(x)*	6,276	67,279
Beam Therapeutics, Inc.(x)*	26,992	661,304
BioCryst Pharmaceuticals, Inc.*	73,922	561,807
Biohaven Ltd.*	27,010	1,349,690
Biomea Fusion, Inc.*	9,400	94,940
Black Diamond Therapeutics, Inc.*	15,407	67,020
Bluebird Bio, Inc.(x)*	64,458	33,486
Blueprint Medicines Corp.*	22,601	2,090,593
Boundless Bio, Inc.*	1,571	5,451
Bridgebio Pharma, Inc.*	50,477	1,285,144
C4 Therapeutics, Inc.(x)*	15,273	87,056
Cabaletta Bio, Inc.*	14,889	70,276
Candel Therapeutics, Inc.(x)*	5,150	35,690
Capricor Therapeutics, Inc.(x)*	6,499	98,850
Cardiff Oncology, Inc.*	10,072	26,892
CareDx, Inc.*	17,741	553,963
Cargo Therapeutics, Inc.*	12,161	224,370
Caribou Biosciences, Inc.*	27,446	53,794
Cartesian Therapeutics, Inc.(x)*	3,744	60,353
Catalyst Pharmaceuticals, Inc.*	39,778	790,787
Celcuity, Inc.*	9,302	138,693
Celldex Therapeutics, Inc.*	23,205	788,738
Century Therapeutics, Inc.(x)*	13,935	23,829
CervoMed, Inc.(x)*	1,383	20,192
CG oncology, Inc.(x)*	16,864	636,279
Cibus, Inc., Class A*	5,659	18,448
Cogent Biosciences, Inc.*	31,405	339,174
Coherus Biosciences, Inc.(x)*	42,317	44,010
Compass Therapeutics, Inc.(x)*	22,784	41,923
Corbus Pharmaceuticals Holdings, Inc.(x)*	3,790	78,188
Crinetics Pharmaceuticals, Inc.*	27,974	1,429,471
Cullinan Therapeutics, Inc.*	17,191	287,777
Cytokinetics, Inc.*	40,794	2,153,923
Day One Biopharmaceuticals, Inc.*	18,983	264,433
Denali Therapeutics, Inc.*	44,649	1,300,625
Design Therapeutics, Inc.*	9,463	50,911
Dianthus Therapeutics, Inc.(x)*	8,632	236,344
Disc Medicine, Inc.*	6,741	331,253
Dynavax Technologies Corp.*	48,342	538,530
Dyne Therapeutics, Inc.*	29,029	1,042,722
Editas Medicine, Inc.*	31,004	105,724
Elevation Oncology, Inc.(x)*	13,152	7,890
Eliem Therapeutics, Inc.(x)*	8,526	43,397
Enanta Pharmaceuticals, Inc.*	5,140	53,250
Entrada Therapeutics, Inc.*	8,856	141,519
Erasca, Inc.*	61,223	167,139
Fate Therapeutics, Inc.*	33,964	118,874
Fennec Pharmaceuticals, Inc.*	5,733	28,665
Fibrobiologics, Inc.(x)*	6,302	19,473
Foghorn Therapeutics, Inc.(x)*	8,281	77,096
Galectin Therapeutics, Inc.(x)*	4,708	12,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Generation Bio Co.*	15,091	$37,275
Geron Corp.*	205,258	931,871
Greenwich Lifesciences, Inc.(x)*	1,876	26,958
Gyre Therapeutics, Inc.(x)*	2,257	28,303
Halozyme Therapeutics, Inc.*	44,703	2,558,800
Heron Therapeutics, Inc.(x)*	45,000	89,550
HilleVax, Inc.(x)*	10,523	18,520
Humacyte, Inc.(x)*	29,558	160,796
Ideaya Biosciences, Inc.*	29,662	939,692
IGM Biosciences, Inc.(x)*	7,775	128,599
ImmunityBio, Inc.(x)*	49,054	182,481
Immunome, Inc.(x)*	18,623	272,268
Immunovant, Inc.*	20,668	589,245
Inhibrx Biosciences, Inc.*	5,646	88,416
Inmune Bio, Inc.(x)*	3,101	16,714
Inovio Pharmaceuticals, Inc.(x)*	9,243	53,425
Inozyme Pharma, Inc.(x)*	13,343	69,784
Insmed, Inc.*	56,258	4,106,834
Intellia Therapeutics, Inc.*	34,603	711,092
Invivyd, Inc.(x)*	19,854	20,251
Iovance Biotherapeutics, Inc.*	88,353	829,635
Ironwood Pharmaceuticals, Inc., Class A*	49,985	205,938
iTeos Therapeutics, Inc.*	7,506	76,636
Janux Therapeutics, Inc.*	10,031	455,708
Jasper Therapeutics, Inc.*	3,962	74,525
KalVista Pharmaceuticals, Inc.(x)*	12,599	145,896
Keros Therapeutics, Inc.*	10,563	613,393
Kiniksa Pharmaceuticals International plc, Class A(x)*	13,035	325,745
Kodiak Sciences, Inc.*	8,097	21,133
Korro Bio, Inc.(x)*	2,394	80,007
Krystal Biotech, Inc.*	8,915	1,622,797
Kura Oncology, Inc.*	25,012	488,734
Kymera Therapeutics, Inc.*	15,527	734,893
Kyverna Therapeutics, Inc.*	11,179	54,665
Larimar Therapeutics, Inc.(x)*	16,557	108,448
LENZ Therapeutics, Inc.(x)	5,019	119,151
Lexeo Therapeutics, Inc.*	8,590	77,654
Lexicon Pharmaceuticals, Inc.(x)*	66,965	105,135
Lineage Cell Therapeutics, Inc.(x)*	39,201	35,489
Lyell Immunopharma, Inc.*	70,665	97,518
MacroGenics, Inc.*	21,684	71,340
Madrigal Pharmaceuticals, Inc.(x)*	6,303	1,337,623
MannKind Corp.*	91,239	573,893
MeiraGTx Holdings plc*	15,340	63,968
Mersana Therapeutics, Inc.(x)*	41,090	77,660
Metagenomi, Inc.*	1,654	3,589
MiMedx Group, Inc.*	44,755	264,502
Mineralys Therapeutics, Inc.*	10,857	131,478
Mirum Pharmaceuticals, Inc.*	14,169	552,591
Monte Rosa Therapeutics, Inc.(x)*	12,762	67,639
Myriad Genetics, Inc.*	32,177	881,328
Neurogene, Inc.(x)*	3,657	153,448
Nkarta, Inc.*	20,918	94,549
Novavax, Inc.*	50,745	640,909
Nurix Therapeutics, Inc.*	22,590	507,597
Nuvalent, Inc., Class A*	12,165	1,244,479
Ocugen, Inc.(x)*	105,173	104,353
Olema Pharmaceuticals, Inc.*	15,282	182,467
Organogenesis Holdings, Inc., Class A*	36,158	103,412
ORIC Pharmaceuticals, Inc.*	24,153	247,568
Outlook Therapeutics, Inc.(x)*	3,701	19,763
Ovid therapeutics, Inc.*	14,887	17,567
PDL BioPharma, Inc.(r)*	24,135	—
PepGen, Inc.(x)*	6,143	52,523
Perspective Therapeutics, Inc.(x)*	19,074	254,638
Poseida Therapeutics, Inc., Class A*	23,898	68,348
Praxis Precision Medicines, Inc.*	6,237	358,877
Precigen, Inc.(x)*	56,823	53,817
Prelude Therapeutics, Inc.(x)*	2,475	5,123
Prime Medicine, Inc.(x)*	21,625	83,689
ProKidney Corp., Class A(x)*	44,855	86,122
Protagonist Therapeutics, Inc.*	21,008	945,360
Prothena Corp. plc*	16,361	273,720
PTC Therapeutics, Inc.*	27,364	1,015,204
Puma Biotechnology, Inc.*	10,526	26,841
Pyxis Oncology, Inc.*	16,902	62,030
Q32 Bio, Inc.*	2,126	94,862
RAPT Therapeutics, Inc.*	11,485	23,085
Recursion Pharmaceuticals, Inc., Class A(x)*	82,273	542,179
REGENXBIO, Inc.*	15,852	166,287
Regulus Therapeutics, Inc.(x)*	15,966	25,067
Relay Therapeutics, Inc.*	35,524	251,510
Renovaro, Inc.(x)*	24,572	11,876
Replimune Group, Inc.*	19,162	210,016
REVOLUTION Medicines, Inc.*	54,767	2,483,683
Rhythm Pharmaceuticals, Inc.*	19,686	1,031,350
Rigel Pharmaceuticals, Inc.*	4,272	69,121
Rocket Pharmaceuticals, Inc.*	23,112	426,879
Sage Therapeutics, Inc.*	20,144	145,440
Sana Biotechnology, Inc.(x)*	53,240	221,478
Savara, Inc.(x)*	38,122	161,637
Scholar Rock Holding Corp.*	22,408	179,488
Sera Prognostics, Inc., Class A(x)*	8,701	67,868
Shattuck Labs, Inc.(x)*	13,740	47,953
Skye Bioscience, Inc.*	7,366	28,801
Soleno Therapeutics, Inc.*	8,199	413,968
Solid Biosciences, Inc.*	11,028	76,865
SpringWorks Therapeutics, Inc.*	24,185	774,887
Spyre Therapeutics, Inc.(x)*	12,541	368,831
Stoke Therapeutics, Inc.*	12,763	156,857
Summit Therapeutics, Inc.(x)*	31,046	679,907
Sutro Biopharma, Inc.*	27,671	95,742
Syndax Pharmaceuticals, Inc.*	29,484	567,567
Tango Therapeutics, Inc.*	17,556	135,181
Taysha Gene Therapies, Inc.*	68,966	138,622
Tenaya Therapeutics, Inc.*	17,769	34,294
TG Therapeutics, Inc.(x)*	50,861	1,189,639
Tourmaline Bio, Inc.(x)	9,043	232,496
Travere Therapeutics, Inc.*	25,990	363,600
TScan Therapeutics, Inc.*	12,278	61,144
Twist Bioscience Corp.*	20,678	934,232
Tyra Biosciences, Inc.(x)*	7,639	179,593
UroGen Pharma Ltd.(x)*	12,717	161,506
Vanda Pharmaceuticals, Inc.*	23,498	110,206
Vaxcyte, Inc.*	42,723	4,881,957
Vera Therapeutics, Inc., Class A*	13,483	595,949
Veracyte, Inc.*	26,840	913,634
Verastem, Inc.(x)*	9,214	27,550
Vericel Corp.*	17,544	741,234
Verve Therapeutics, Inc.(x)*	27,877	134,925
Vir Biotechnology, Inc.*	32,745	245,260
Viridian Therapeutics, Inc.*	22,339	508,212
Voyager Therapeutics, Inc.*	16,308	95,402
Werewolf Therapeutics, Inc.*	7,501	15,902
X4 Pharmaceuticals, Inc.*	42,913	28,722
XBiotech, Inc.(x)*	4,587	35,458
Xencor, Inc.*	20,513	412,516
XOMA Royalty Corp.*	2,463	65,220
Y-mAbs Therapeutics, Inc.(x)*	13,626	179,182
Zentalis Pharmaceuticals, Inc.*	20,602	75,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zura Bio Ltd., Class A(x)*	18,825	$76,430
Zymeworks, Inc.*	19,873	249,406

		85,935,809

Health Care Equipment & Supplies (3.0%)
Accuray, Inc.*	23,288	41,918
Alphatec Holdings, Inc.*	36,136	200,916
AngioDynamics, Inc.*	14,129	109,924
Artivion, Inc.*	13,969	371,855
AtriCure, Inc.*	17,351	486,522
Avanos Medical, Inc.*	16,408	394,284
Axogen, Inc.*	14,735	206,585
Axonics, Inc.*	18,294	1,273,262
Bioventus, Inc., Class A*	13,440	160,608
Cerus Corp.*	53,157	92,493
CONMED Corp.	10,910	784,647
CVRx, Inc.*	7,342	64,683
Embecta Corp.	21,745	306,604
Fractyl Health, Inc.(x)*	9,603	24,296
Glaukos Corp.*	17,598	2,292,667
Haemonetics Corp.*	17,776	1,428,835
ICU Medical, Inc.*	7,701	1,403,276
Inari Medical, Inc.*	19,255	794,076
Inmode Ltd.*	28,959	490,855
Inogen, Inc.*	10,014	97,136
Integer Holdings Corp.*	11,985	1,558,050
Integra LifeSciences Holdings Corp.*	24,395	443,257
iRadimed Corp.	2,651	133,319
iRhythm Technologies, Inc.*	11,503	853,983
Lantheus Holdings, Inc.*	24,620	2,702,045
LeMaitre Vascular, Inc.	7,358	683,485
LivaNova plc*	19,296	1,013,812
Merit Medical Systems, Inc.*	20,562	2,032,142
Neogen Corp.*	78,390	1,317,736
NeuroPace, Inc.*	4,251	29,629
Nevro Corp.*	14,774	82,587
Novocure Ltd.*	38,203	597,113
Omnicell, Inc.*	15,952	695,507
OraSure Technologies, Inc.*	31,076	132,695
Orchestra BioMed Holdings, Inc.*	8,013	41,187
Orthofix Medical, Inc.*	11,857	185,206
OrthoPediatrics Corp.*	5,701	154,554
Paragon 28, Inc.(x)*	18,618	124,368
PROCEPT BioRobotics Corp.*	14,925	1,195,791
Pulmonx Corp.*	12,554	104,073
Pulse Biosciences, Inc.(x)*	7,338	128,709
RxSight, Inc.*	12,711	628,305
Sanara Medtech, Inc.(x)*	1,408	42,578
Semler Scientific, Inc.(x)*	2,707	63,750
SI-BONE, Inc.*	14,624	204,443
Sight Sciences, Inc.*	11,662	73,471
STAAR Surgical Co.*	18,311	680,254
Stereotaxis, Inc.(x)*	13,764	28,079
Surmodics, Inc.*	4,851	188,122
Tactile Systems Technology, Inc.*	8,232	120,270
Tandem Diabetes Care, Inc.*	23,284	987,474
TransMedics Group, Inc.(x)*	11,535	1,810,995
Treace Medical Concepts, Inc.*	17,661	102,434
UFP Technologies, Inc.*	2,559	810,435
Utah Medical Products, Inc.	1,290	86,314
Varex Imaging Corp.*	14,432	172,029
Zimvie, Inc.*	9,481	150,463
Zynex, Inc.(x)*	7,303	59,592

		31,443,698

Health Care Providers & Services (2.6%)
Accolade, Inc.*	25,555	98,387
AdaptHealth Corp., Class A*	36,149	405,953
Addus HomeCare Corp.*	6,120	814,144
agilon health, Inc.*	111,685	438,922
AirSculpt Technologies, Inc.(x)*	3,879	19,667
Alignment Healthcare, Inc.*	35,673	421,655
AMN Healthcare Services, Inc.*	13,321	564,677
Ardent Health Partners, Inc.*	2,903	53,357
Astrana Health, Inc.*	15,637	906,008
Aveanna Healthcare Holdings, Inc.*	24,734	128,617
BrightSpring Health Services, Inc.(x)*	19,679	288,888
Brookdale Senior Living, Inc.*	67,974	461,543
Castle Biosciences, Inc.*	9,092	259,304
Community Health Systems, Inc.*	44,553	270,437
Concentra Group Holdings Parent, Inc.(x)*	5,640	126,110
CorVel Corp.*	3,194	1,044,087
Cross Country Healthcare, Inc.*	11,903	159,976
DocGo, Inc.(x)*	34,241	113,680
Enhabit, Inc.*	17,185	135,762
Ensign Group, Inc. (The)	19,961	2,870,791
Fulgent Genetics, Inc.*	7,022	152,588
GeneDx Holdings Corp., Class A(x)*	3,160	134,110
Guardant Health, Inc.*	42,393	972,495
HealthEquity, Inc.*	30,440	2,491,514
Hims & Hers Health, Inc.*	68,215	1,256,520
InfuSystem Holdings, Inc.*	4,535	30,384
Innovage Holding Corp.*	9,312	55,872
Joint Corp. (The)*	4,026	46,057
LifeStance Health Group, Inc.(x)*	46,729	327,103
ModivCare, Inc.*	4,349	62,104
Nano-X Imaging Ltd.(x)*	18,500	112,480
National HealthCare Corp.	4,365	548,986
National Research Corp.	4,891	111,808
NeoGenomics, Inc.*	47,292	697,557
OPKO Health, Inc.(x)*	122,392	182,364
Option Care Health, Inc.*	61,898	1,937,407
Owens & Minor, Inc.*	27,726	435,021
PACS Group, Inc.*	14,062	562,058
Patterson Cos., Inc.	28,653	625,782
Pediatrix Medical Group, Inc.*	31,472	364,760
Pennant Group, Inc. (The)*	9,945	355,037
Performant Financial Corp.*	20,135	75,305
PetIQ, Inc., Class A*	9,496	292,192
Privia Health Group, Inc.*	35,753	651,062
Progyny, Inc.*	29,574	495,660
Quipt Home Medical Corp.*	10,075	29,419
RadNet, Inc.*	23,828	1,653,425
Select Medical Holdings Corp.	38,748	1,351,143
Sonida Senior Living, Inc.*	1,155	30,885
Surgery Partners, Inc.*	27,269	879,153
Talkspace, Inc.*	43,536	90,990
US Physical Therapy, Inc.	5,186	438,891
Viemed Healthcare, Inc.*	8,523	62,474

		27,094,571

Health Care Technology (0.3%)
Definitive Healthcare Corp., Class A*	20,198	90,285
Evolent Health, Inc., Class A*	41,122	1,162,930
Health Catalyst, Inc.*	20,801	169,320
HealthStream, Inc.	8,592	247,793
LifeMD, Inc.*	8,975	47,029
OptimizeRx Corp.*	5,483	42,329
Phreesia, Inc.*	20,193	460,199
Schrodinger, Inc.*	19,947	370,017
Simulations Plus, Inc.	5,957	190,743
Teladoc Health, Inc.*	60,963	559,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Waystar Holding Corp.*	15,359	$428,363

		3,768,648

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.(x)*	43,370	222,054
Akoya Biosciences, Inc.(x)*	7,330	19,938
BioLife Solutions, Inc.*	12,320	308,493
ChromaDex Corp.*	15,759	57,520
Codexis, Inc.*	18,751	57,753
Conduit Pharmaceuticals, Inc.*	5,928	702
CryoPort, Inc.*	16,161	131,066
Cytek Biosciences, Inc.*	42,877	237,539
Harvard Bioscience, Inc.*	9,767	26,273
Lifecore Biomedical, Inc.(x)*	5,291	26,085
Maravai LifeSciences Holdings, Inc., Class A*	40,045	332,774
MaxCyte, Inc.*	36,921	143,623
Mesa Laboratories, Inc.	1,811	235,176
Nautilus Biotechnology, Inc., Class A*	13,722	39,108
OmniAb, Inc. (Earn Out Shares)(r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	32,408	137,086
Pacific Biosciences of California, Inc.(x)*	98,167	166,884
Quanterix Corp.*	12,641	163,827
Quantum-Si, Inc.(x)*	24,302	21,439
Standard BioTools, Inc.(x)*	105,391	203,405

		2,530,745

Pharmaceuticals (1.6%)
Alto Neuroscience, Inc.*	6,374	72,919
Alumis, Inc.(x)*	3,239	34,592
Amneal Pharmaceuticals, Inc.*	53,736	447,083
Amphastar Pharmaceuticals, Inc.*	13,821	670,733
ANI Pharmaceuticals, Inc.*	6,680	398,529
Aquestive Therapeutics, Inc.(x)*	23,143	115,252
Arvinas, Inc.*	23,017	566,909
Atea Pharmaceuticals, Inc.*	20,156	67,523
Avadel Pharmaceuticals plc (ADR)*	33,502	439,379
Axsome Therapeutics, Inc.*	13,085	1,175,949
Biote Corp., Class A*	9,534	53,200
Cassava Sciences, Inc.(x)*	15,024	442,156
Collegium Pharmaceutical, Inc.*	11,979	462,869
Contineum Therapeutics, Inc., Class A*	2,295	43,926
Corcept Therapeutics, Inc.*	29,049	1,344,388
CorMedix, Inc.(x)*	13,878	112,134
Edgewise Therapeutics, Inc.*	26,316	702,374
Enliven Therapeutics, Inc.(x)*	12,742	325,431
Esperion Therapeutics, Inc.(x)*	71,685	118,280
Evolus, Inc.*	18,273	296,023
EyePoint Pharmaceuticals, Inc.(x)*	13,604	108,696
Fulcrum Therapeutics, Inc.(x)*	23,107	82,492
Harmony Biosciences Holdings, Inc.*	11,448	457,920
Harrow, Inc.*	10,710	481,522
Innoviva, Inc.*	18,795	362,931
Ligand Pharmaceuticals, Inc.*	6,166	617,155
Liquidia Corp.(x)*	22,100	221,000
Longboard Pharmaceuticals, Inc.*	11,702	390,028
MediWound Ltd.(x)*	2,009	36,283
Mind Medicine MindMed, Inc.(x)*	26,104	148,532
Nektar Therapeutics*	62,243	80,916
Neumora Therapeutics, Inc.(x)*	30,369	401,174
Nuvation Bio, Inc.*	58,838	134,739
Ocular Therapeutix, Inc.*	56,360	490,332
Omeros Corp.(x)*	15,199	60,340
Pacira BioSciences, Inc.*	17,069	256,888
Phathom Pharmaceuticals, Inc.(x)*	13,340	241,187
Phibro Animal Health Corp., Class A	6,238	140,480
Pliant Therapeutics, Inc.(x)*	21,126	236,822
Prestige Consumer Healthcare, Inc.*	17,747	1,279,559
Rapport Therapeutics, Inc.(x)*	2,265	46,387
Revance Therapeutics, Inc.*	34,849	180,866
Scilex Holding Co.(r)(x)*	21,853	17,174
scPharmaceuticals, Inc.(x)*	7,210	32,878
SIGA Technologies, Inc.	18,404	124,227
Supernus Pharmaceuticals, Inc.*	18,517	577,360
Tarsus Pharmaceuticals, Inc.*	13,129	431,813
Telomir Pharmaceuticals, Inc.(x)*	1,649	10,587
Terns Pharmaceuticals, Inc.*	21,728	181,211
Theravance Biopharma, Inc.*	12,954	104,409
Third Harmonic Bio, Inc.(x)*	7,515	101,828
Trevi Therapeutics, Inc.(x)*	17,195	57,431
Ventyx Biosciences, Inc.(x)*	15,732	34,296
Verrica Pharmaceuticals, Inc.(x)*	8,972	13,009
WaVe Life Sciences Ltd.*	26,579	217,948
Xeris Biopharma Holdings, Inc.*	52,215	148,813
Zevra Therapeutics, Inc.(x)*	12,450	86,403

		16,485,285

Total Health Care		167,258,756

Industrials (15.4%)
Aerospace & Defense (1.0%)
AAR Corp.*	12,486	816,085
AeroVironment, Inc.*	9,410	1,886,705
AerSale Corp.*	15,761	79,593
Archer Aviation, Inc., Class A(x)*	84,840	257,065
Astronics Corp.*	10,032	195,423
Byrna Technologies, Inc.(x)*	6,183	104,926
Cadre Holdings, Inc.	9,497	360,411
Ducommun, Inc.*	4,992	328,623
Eve Holding, Inc.(x)*	10,637	34,464
Intuitive Machines, Inc.(x)*	7,550	60,777
Kratos Defense & Security Solutions, Inc.*	53,259	1,240,935
Leonardo DRS, Inc.*	23,504	663,283
Mercury Systems, Inc.*	19,718	729,566
Moog, Inc., Class A	10,263	2,073,331
National Presto Industries, Inc.	1,753	131,720
Park Aerospace Corp.	5,487	71,496
Redwire Corp.(x)*	11,241	77,226
Rocket Lab USA, Inc.(x)*	120,387	1,171,366
Terran Orbital Corp.(x)*	39,598	9,947
Triumph Group, Inc.*	25,281	325,872
V2X, Inc.*	4,274	238,746
Virgin Galactic Holdings, Inc.(x)*	5,216	31,818
VirTra, Inc.(x)*	2,724	16,943

		10,906,321

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	19,311	312,645
Forward Air Corp.(x)	9,236	326,955
Hub Group, Inc., Class A	21,898	995,264
Radiant Logistics, Inc.(x)*	11,514	74,035

		1,708,899

Building Products (1.4%)
American Woodmark Corp.*	5,767	538,926
Apogee Enterprises, Inc.	7,499	525,042
AZZ, Inc.	10,236	845,596
Caesarstone Ltd.*	4,942	22,536
CSW Industrials, Inc.	5,844	2,141,183
Gibraltar Industries, Inc.*	10,880	760,838
Griffon Corp.	13,686	958,020
Insteel Industries, Inc.	6,814	211,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Janus International Group, Inc.*	51,264	$518,279
JELD-WEN Holding, Inc.*	30,183	477,193
Masterbrand, Inc.*	44,046	816,613
Quanex Building Products Corp.	15,177	421,162
Resideo Technologies, Inc.*	52,645	1,060,270
Tecnoglass, Inc.	8,039	551,958
UFP Industries, Inc.	21,812	2,861,953
Zurn Elkay Water Solutions Corp.	51,268	1,842,572

		14,553,988

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	22,852	1,205,671
ACCO Brands Corp.	27,686	151,442
ACV Auctions, Inc., Class A*	53,165	1,080,844
Aris Water Solutions, Inc., Class A	6,992	117,955
Bridger Aerospace Group Holdings, Inc.(x)*	1,791	3,976
BrightView Holdings, Inc.*	20,721	326,149
Brink’s Co. (The)	16,175	1,870,477
Casella Waste Systems, Inc., Class A*	20,945	2,083,818
CECO Environmental Corp.*	10,789	304,250
Cimpress plc*	6,434	527,073
CompX International, Inc.	873	25,500
CoreCivic, Inc.*	40,432	511,465
Deluxe Corp.	16,187	315,485
Driven Brands Holdings, Inc.*	21,679	309,359
Ennis, Inc.	8,621	209,663
Enviri Corp.*	29,055	300,429
GEO Group, Inc. (The)*	44,746	574,986
Healthcare Services Group, Inc.*	25,998	290,398
HNI Corp.	16,711	899,720
Interface, Inc., Class A	20,809	394,747
LanzaTech Global, Inc.(x)*	46,859	89,501
Liquidity Services, Inc.*	6,737	153,604
Matthews International Corp., Class A	10,748	249,354
MillerKnoll, Inc.	24,959	617,985
Montrose Environmental Group, Inc.*	11,173	293,850
NL Industries, Inc.	3,964	29,452
OPENLANE, Inc.*	38,216	645,086
Perma-Fix Environmental Services, Inc.(x)*	3,771	46,270
Pitney Bowes, Inc.	58,999	420,663
Quad/Graphics, Inc.	11,929	54,158
Quest Resource Holding Corp.*	4,001	31,928
Steelcase, Inc., Class A	34,103	460,049
UniFirst Corp.	5,350	1,062,777
Viad Corp.*	7,550	270,516
Virco Mfg. Corp.(x)	3,532	48,777
VSE Corp.(x)	5,494	454,519

		16,431,896

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	12,199	462,830
Arcosa, Inc.	17,439	1,652,520
Argan, Inc.	4,492	455,623
Bowman Consulting Group Ltd., Class A*	4,322	104,074
Centuri Holdings, Inc.*	5,541	89,487
Concrete Pumping Holdings, Inc.*	11,129	64,437
Construction Partners, Inc., Class A*	15,465	1,079,457
Dycom Industries, Inc.*	10,108	1,992,287
Fluor Corp.*	61,448	2,931,684
Granite Construction, Inc.	15,636	1,239,622
Great Lakes Dredge & Dock Corp.*	23,769	250,288
IES Holdings, Inc.*	2,999	598,660
Limbach Holdings, Inc.*	3,514	266,221
Matrix Service Co.*	6,883	79,361
MYR Group, Inc.*	5,919	605,099
Northwest Pipe Co.*	3,235	145,995
Orion Group Holdings, Inc.*	12,223	70,527
Primoris Services Corp.	19,236	1,117,227
Southland Holdings, Inc.*	3,849	14,241
Sterling Infrastructure, Inc.*	10,736	1,556,935
Tutor Perini Corp.*	14,923	405,309

		15,181,884

Electrical Equipment (1.2%)
Allient, Inc.	4,903	93,108
American Superconductor Corp.*	12,372	291,979
Amprius Technologies, Inc.(x)*	1,342	1,490
Array Technologies, Inc.*	55,814	368,372
Atkore, Inc.	13,063	1,106,959
Blink Charging Co.(x)*	40,806	70,186
Bloom Energy Corp., Class A(x)*	71,403	754,016
ChargePoint Holdings, Inc.(x)*	140,199	192,073
Energy Vault Holdings, Inc.(x)*	24,480	23,501
EnerSys	14,097	1,438,599
Enovix Corp.(x)*	54,507	509,095
Fluence Energy, Inc., Class A(x)*	21,584	490,173
Freyr Battery, Inc.(x)*	44,507	43,176
FuelCell Energy, Inc.(x)*	174,664	66,372
GrafTech International Ltd.(x)*	92,541	122,154
LSI Industries, Inc.	9,370	151,325
NANO Nuclear Energy, Inc.(x)*	932	13,430
Net Power, Inc.(x)*	8,895	62,354
NEXTracker, Inc., Class A*	51,366	1,925,198
NuScale Power Corp., Class A(x)*	26,258	304,068
Plug Power, Inc.(x)*	255,061	576,438
Powell Industries, Inc.	3,318	736,563
Preformed Line Products Co.	890	113,991
SES AI Corp.*	55,635	35,595
Shoals Technologies Group, Inc., Class A*	62,843	352,549
SolarMax Technology, Inc.(x)*	1,150	726
Stem, Inc.(x)*	79,372	27,637
Sunrun, Inc.*	78,546	1,418,541
Thermon Group Holdings, Inc.*	12,422	370,672
TPI Composites, Inc.(x)*	17,116	77,878
Ultralife Corp.*	2,492	22,528
Vicor Corp.*	7,737	325,728

		12,086,474

Ground Transportation (0.4%)
ArcBest Corp.	8,387	909,570
Covenant Logistics Group, Inc., Class A	2,806	148,269
FTAI Infrastructure, Inc.	35,240	329,846
Heartland Express, Inc.	17,001	208,772
Hertz Global Holdings, Inc.(x)*	32,068	105,824
Marten Transport Ltd.	21,438	379,453
PAM Transportation Services, Inc.*	2,376	43,956
Proficient Auto Logistics, Inc.*	3,572	50,651
RXO, Inc.*	48,383	1,354,724
Universal Logistics Holdings, Inc.	2,514	108,379
Werner Enterprises, Inc.	21,913	845,623

		4,485,067

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,576	242,560

Machinery (3.4%)
374Water, Inc.(x)*	14,787	20,110
3D Systems Corp.(x)*	46,215	131,251
Alamo Group, Inc.	3,659	659,096
Albany International Corp., Class A	11,031	980,104
Astec Industries, Inc.	8,752	279,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Atmus Filtration Technologies, Inc.	30,088	$1,129,203
Barnes Group, Inc.	16,108	650,924
Blue Bird Corp.*	11,516	552,307
Chart Industries, Inc.*	15,359	1,906,666
Columbus McKinnon Corp.	9,647	347,292
Commercial Vehicle Group, Inc.*	8,021	26,068
Douglas Dynamics, Inc.	7,870	217,055
Eastern Co. (The)(x)	1,246	40,433
Energy Recovery, Inc.*	19,502	339,140
Enerpac Tool Group Corp., Class A	19,228	805,461
Enpro, Inc.	7,417	1,202,889
ESCO Technologies, Inc.	9,109	1,174,879
Federal Signal Corp.	21,619	2,020,512
Franklin Electric Co., Inc.	15,967	1,673,661
Gencor Industries, Inc.*	3,252	67,837
Gorman-Rupp Co. (The)	7,658	298,279
Graham Corp.*	3,380	100,014
Greenbrier Cos., Inc. (The)	10,948	557,144
Helios Technologies, Inc.	11,850	565,245
Hillenbrand, Inc.	25,210	700,838
Hillman Solutions Corp.*	70,081	740,055
Hyliion Holdings Corp.(x)*	41,848	103,783
Hyster-Yale, Inc.	4,170	265,921
John Bean Technologies Corp.	11,363	1,119,369
Kadant, Inc.	4,215	1,424,670
Kennametal, Inc.	28,404	736,516
L B Foster Co., Class A*	2,931	59,880
Lindsay Corp.	3,825	476,748
Luxfer Holdings plc	9,249	119,775
Manitowoc Co., Inc. (The)*	11,770	113,227
Mayville Engineering Co., Inc.*	4,273	90,075
Miller Industries, Inc.	3,881	236,741
Mueller Industries, Inc.	40,227	2,980,821
Mueller Water Products, Inc., Class A	55,006	1,193,630
NN, Inc.*	11,710	45,669
Omega Flex, Inc.	1,359	67,841
Park-Ohio Holdings Corp.	3,344	102,661
Proto Labs, Inc.*	9,525	279,749
REV Group, Inc.	18,470	518,268
Shyft Group, Inc. (The)	10,815	135,728
SPX Technologies, Inc.*	16,208	2,584,528
Standex International Corp.	4,130	754,881
Taylor Devices, Inc.(x)*	572	28,554
Tennant Co.	6,796	652,688
Terex Corp.	23,954	1,267,406
Titan International, Inc.*	13,435	109,227
Trinity Industries, Inc.	29,385	1,023,773
Twin Disc, Inc.	2,643	33,011
Wabash National Corp.	15,226	292,187
Watts Water Technologies, Inc., Class A	9,826	2,035,849

		36,039,178

Marine Transportation (0.3%)
Costamare, Inc.	15,442	242,748
Genco Shipping & Trading Ltd.	15,230	296,985
Golden Ocean Group Ltd.(x)	43,686	584,519
Himalaya Shipping Ltd.(x)	10,414	90,185
Matson, Inc.	12,122	1,728,840
Pangaea Logistics Solutions Ltd.	11,553	83,528
Safe Bulkers, Inc.	22,098	114,468

		3,141,273

Passenger Airlines (0.3%)
Allegiant Travel Co.	5,900	324,854
Blade Air Mobility, Inc.*	23,456	68,961
Frontier Group Holdings, Inc.(x)*	19,394	103,758
JetBlue Airways Corp.(x)*	110,460	724,617
Joby Aviation, Inc.(x)*	144,374	726,201
SkyWest, Inc.*	14,138	1,202,013
Spirit Airlines, Inc.(x)	41,582	99,797
Sun Country Airlines Holdings, Inc.*	10,396	116,539
Wheels Up Experience, Inc.(x)*	31,729	76,784

		3,443,524

Professional Services (2.1%)
Alight, Inc., Class A*	150,881	1,116,519
Asure Software, Inc.*	8,349	75,559
Barrett Business Services, Inc.	9,583	359,458
BlackSky Technology, Inc., Class A*	3,689	17,486
CBIZ, Inc.*	17,237	1,159,878
Conduent, Inc.*	60,092	242,171
CRA International, Inc.	2,426	425,326
CSG Systems International, Inc.	10,516	511,603
DLH Holdings Corp.*	1,815	16,988
ExlService Holdings, Inc.*	56,025	2,137,354
Exponent, Inc.	17,925	2,066,394
First Advantage Corp.(x)*	19,531	387,690
FiscalNote Holdings, Inc.(x)*	28,746	36,795
Forrester Research, Inc.*	4,827	86,934
Franklin Covey Co.*	3,389	139,390
Heidrick & Struggles International, Inc.	7,414	288,108
HireQuest, Inc.	1,338	18,946
Huron Consulting Group, Inc.*	6,273	681,875
IBEX Holdings Ltd.*	3,332	66,573
ICF International, Inc.	6,712	1,119,495
Innodata, Inc.(x)*	9,843	165,067
Insperity, Inc.	12,718	1,119,184
Kelly Services, Inc., Class A	11,444	245,016
Kforce, Inc.	6,685	410,793
Korn Ferry	18,805	1,414,888
Legalzoom.com, Inc.*	47,145	299,371
Maximus, Inc.	21,961	2,045,887
Mistras Group, Inc.*	6,730	76,520
NV5 Global, Inc.*	5,198	485,909
Planet Labs PBC*	54,052	120,536
Resources Connection, Inc.	10,956	106,273
Spire Global, Inc.(x)*	5,710	57,043
Sterling Check Corp.(x)*	11,196	187,197
TriNet Group, Inc.	11,542	1,119,228
TrueBlue, Inc.*	11,567	91,264
TTEC Holdings, Inc.	12,390	72,729
Upwork, Inc.*	43,580	455,411
Verra Mobility Corp., Class A*	60,003	1,668,684
Willdan Group, Inc.*	3,757	153,849
WNS Holdings Ltd.*	16,432	866,131

		22,115,522

Trading Companies & Distributors (2.1%)
Alta Equipment Group, Inc.	11,681	78,730
Applied Industrial Technologies, Inc.	13,834	3,086,780
Beacon Roofing Supply, Inc.*	22,920	1,980,976
BlueLinx Holdings, Inc.*	3,103	327,118
Boise Cascade Co.	14,258	2,010,093
Custom Truck One Source, Inc.(x)*	21,714	74,913
Distribution Solutions Group, Inc.*	3,456	133,091
DNOW, Inc.*	36,426	470,988
DXP Enterprises, Inc.*	4,431	236,438
EVI Industries, Inc.	1,935	37,404
FTAI Aviation Ltd.	36,336	4,829,054
GATX Corp.	12,799	1,695,228
Global Industrial Co.	4,219	143,319
GMS, Inc.*	14,458	1,309,461
H&E Equipment Services, Inc.	11,666	567,901
Herc Holdings, Inc.	9,989	1,592,546
Hudson Technologies, Inc.*	13,218	110,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Karat Packaging, Inc.(x)	2,951	$76,401
McGrath RentCorp	9,010	948,573
MRC Global, Inc.*	31,499	401,297
Rush Enterprises, Inc., Class A	21,522	1,137,007
Rush Enterprises, Inc., Class B(x)	3,040	145,768
Titan Machinery, Inc.*	7,977	111,120
Transcat, Inc.(x)*	3,105	374,991
Willis Lease Finance Corp.	933	138,840
Xometry, Inc., Class A(x)*	14,626	268,680

		22,286,955

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	3,304	36,476

Total Industrials		162,660,017

Information Technology (11.6%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	28,930	171,555
Applied Optoelectronics, Inc.*	9,649	138,077
Aviat Networks, Inc.*	4,279	92,555
Calix, Inc.*	20,616	799,695
Clearfield, Inc.*	4,371	170,294
CommScope Holding Co., Inc.*	75,680	462,405
Digi International, Inc.*	13,340	367,250
Extreme Networks, Inc.*	46,133	693,379
Harmonic, Inc.*	38,745	564,515
Infinera Corp.(x)*	73,689	497,401
NETGEAR, Inc.*	10,594	212,516
NetScout Systems, Inc.*	23,905	519,934
Ribbon Communications, Inc.*	33,881	110,113
Viasat, Inc.*	43,942	524,667
Viavi Solutions, Inc.*	78,629	709,233

		6,033,589

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.*	8,394	29,127
Advanced Energy Industries, Inc.	13,275	1,397,061
Aeva Technologies, Inc.(x)*	6,462	21,260
Arlo Technologies, Inc.*	34,398	416,560
Badger Meter, Inc.	10,553	2,304,881
Bel Fuse, Inc., Class A	393	39,076
Bel Fuse, Inc., Class B	3,870	303,834
Belden, Inc.	14,364	1,682,455
Benchmark Electronics, Inc.	13,159	583,207
Climb Global Solutions, Inc.	1,038	103,323
CTS Corp.	10,787	521,875
Daktronics, Inc.*	13,333	172,129
ePlus, Inc.*	9,774	961,175
Evolv Technologies Holdings, Inc.(x)*	51,222	207,449
Fabrinet*	13,107	3,099,019
FARO Technologies, Inc.*	6,796	130,075
Insight Enterprises, Inc.*	10,077	2,170,485
Iteris, Inc.*	12,615	90,071
Itron, Inc.*	16,515	1,763,967
Kimball Electronics, Inc.*	8,387	155,243
Knowles Corp.*	31,630	570,289
Lightwave Logic, Inc.(x)*	44,490	122,792
Methode Electronics, Inc.	12,498	149,476
MicroVision, Inc.(x)*	53,578	61,079
Mirion Technologies, Inc., Class A*	71,726	794,007
Napco Security Technologies, Inc.	12,395	501,502
nLight, Inc.*	16,644	177,924
Novanta, Inc.*	12,880	2,304,490
OSI Systems, Inc.*	5,981	908,095
Ouster, Inc.*	11,225	70,718
PAR Technology Corp.(x)*	12,785	665,843
PC Connection, Inc.	3,861	291,235
Plexus Corp.*	9,790	1,338,391
Powerfleet, Inc.*	31,110	155,550
Richardson Electronics Ltd.	2,988	36,872
Rogers Corp.*	6,613	747,335
Sanmina Corp.*	19,403	1,328,135
ScanSource, Inc.*	8,526	409,504
SmartRent, Inc., Class A*	65,546	113,395
TTM Technologies, Inc.*	36,816	671,892
Vishay Intertechnology, Inc.	45,518	860,745
Vishay Precision Group, Inc.*	4,192	108,573

		28,540,114

IT Services (0.7%)
Applied Digital Corp.(x)*	40,437	333,605
ASGN, Inc.*	16,093	1,500,350
Backblaze, Inc., Class A*	10,401	66,462
BigBear.ai Holdings, Inc.(x)*	59,199	86,430
BigCommerce Holdings, Inc.*	24,589	143,846
Core Scientific, Inc.(x)*	64,050	759,633
Couchbase, Inc.*	13,822	222,811
DigitalOcean Holdings, Inc.*	23,612	953,689
Fastly, Inc., Class A*	46,617	352,891
Grid Dynamics Holdings, Inc.*	21,058	294,812
Hackett Group, Inc. (The)	8,924	234,433
Information Services Group, Inc.	9,896	32,657
Perficient, Inc.*	12,480	941,990
Rackspace Technology, Inc.*	38,377	94,024
Squarespace, Inc., Class A*	21,793	1,011,849
Thoughtworks Holding, Inc.*	35,736	157,953
Tucows, Inc., Class A(x)*	2,520	52,643
Unisys Corp.*	16,942	96,231

		7,336,309

Semiconductors & Semiconductor Equipment (2.0%)
ACM Research, Inc., Class A*	18,827	382,188
Aehr Test Systems(x)*	6,856	88,100
Alpha & Omega Semiconductor Ltd.*	8,518	316,188
Ambarella, Inc.*	14,085	794,464
Axcelis Technologies, Inc.*	11,704	1,227,164
CEVA, Inc.*	7,958	192,186
Cohu, Inc.*	16,743	430,295
Credo Technology Group Holding Ltd.*	46,096	1,419,757
Diodes, Inc.*	16,798	1,076,584
Everspin Technologies, Inc.*	4,641	27,382
FormFactor, Inc.*	27,840	1,280,640
GCT Semiconductor Holding, Inc.(x)*	6,062	20,308
Ichor Holdings Ltd.*	11,555	367,565
Impinj, Inc.(x)*	8,308	1,798,848
indie Semiconductor, Inc., Class A(x)*	57,860	230,861
Kulicke & Soffa Industries, Inc.	19,188	865,954
MaxLinear, Inc., Class A*	27,704	401,154
Navitas Semiconductor Corp., Class A(x)*	45,397	111,223
NVE Corp.	1,714	136,897
PDF Solutions, Inc.*	11,528	365,207
Photronics, Inc.*	21,269	526,620
Power Integrations, Inc.	20,253	1,298,622
QuickLogic Corp.(x)*	3,494	26,799
Rambus, Inc.*	39,101	1,650,844
Rigetti Computing, Inc.(x)*	35,578	27,861
Semtech Corp.*	22,962	1,048,445
Silicon Laboratories, Inc.*	11,494	1,328,362
SiTime Corp.*	6,618	1,135,053
SkyWater Technology, Inc.(x)*	10,526	95,576
SMART Global Holdings, Inc.*	18,687	391,493
Synaptics, Inc.*	14,308	1,110,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ultra Clean Holdings, Inc.*	16,095	$642,673
Veeco Instruments, Inc.*	19,920	659,950

		21,475,278

Software (5.4%)
8x8, Inc.*	40,688	83,004
A10 Networks, Inc.	25,414	366,978
ACI Worldwide, Inc.*	37,687	1,918,268
Adeia, Inc.	39,926	475,519
Agilysys, Inc.*	8,076	880,042
Airship AI Holdings, Inc.(x)*	2,574	5,920
Alarm.com Holdings, Inc.*	17,376	949,946
Alkami Technology, Inc.*	16,171	510,033
Altair Engineering, Inc., Class A*	20,603	1,967,793
American Software, Inc., Class A	9,877	110,524
Amplitude, Inc., Class A*	26,482	237,544
Appian Corp., Class A*	14,191	484,481
Arteris, Inc.(x)*	8,708	67,226
Asana, Inc., Class A*	30,216	350,203
AudioEye, Inc.(x)*	2,897	66,196
Aurora Innovation, Inc., Class A*	333,832	1,976,285
AvePoint, Inc.*	45,035	530,062
Bit Digital, Inc.(x)*	30,531	107,164
Blackbaud, Inc.*	14,771	1,250,808
BlackLine, Inc.*	20,751	1,144,210
Blend Labs, Inc., Class A*	83,703	313,886
Box, Inc., Class A*	50,591	1,655,843
Braze, Inc., Class A*	23,518	760,572
C3.ai, Inc., Class A*	30,238	732,667
Cerence, Inc.(x)*	9,815	30,917
Cipher Mining, Inc.(x)*	64,920	251,240
Cleanspark, Inc.(x)*	81,557	761,742
Clear Secure, Inc., Class A	31,915	1,057,663
Clearwater Analytics Holdings, Inc., Class A*	53,318	1,346,280
CommVault Systems, Inc.*	15,702	2,415,753
Consensus Cloud Solutions, Inc.*	6,106	143,796
CS Disco, Inc.*	13,965	82,114
Daily Journal Corp.*	483	236,718
Dave, Inc.*	2,048	81,838
Digimarc Corp.(x)*	5,025	135,072
Digital Turbine, Inc.(x)*	23,179	71,160
Domo, Inc., Class B*	8,878	66,674
D-Wave Quantum, Inc.(x)*	22,665	22,277
E2open Parent Holdings, Inc.*	70,225	309,692
eGain Corp.*	6,845	34,909
Enfusion, Inc., Class A*	15,894	150,834
Envestnet, Inc.*	16,989	1,063,851
EverCommerce, Inc.*	9,182	95,126
Freshworks, Inc., Class A*	73,953	848,980
Hut 8 Corp.(x)*	29,093	356,680
iLearningEngines Holdings, Inc.(x)*	12,303	20,546
Instructure Holdings, Inc.*	7,912	186,328
Intapp, Inc.*	13,688	654,697
InterDigital, Inc.(x)	8,958	1,268,722
Jamf Holding Corp.*	28,800	499,680
Kaltura, Inc.*	28,203	38,356
Life360, Inc.(x)*	1,512	59,497
LiveRamp Holdings, Inc.*	23,436	580,744
MARA Holdings, Inc.(x)*	98,308	1,594,556
Matterport, Inc.*	91,631	412,339
Meridianlink, Inc.*	9,532	196,073
Mitek Systems, Inc.*	16,023	138,919
N-able, Inc.*	26,574	347,056
NCR Voyix Corp.*	52,291	709,589
NextNav, Inc.(x)*	25,537	191,272
Olo, Inc., Class A*	35,991	178,515
ON24, Inc.*	10,418	63,758
OneSpan, Inc.*	13,380	223,045
Ooma, Inc.*	6,668	75,949
Pagaya Technologies Ltd., Class A(x)*	16,119	170,378
PagerDuty, Inc.*	31,947	592,617
Porch Group, Inc.*	19,948	30,620
PowerSchool Holdings, Inc., Class A*	20,434	466,100
Prairie Operating Co.(x)*	1,028	9,005
Progress Software Corp.	15,090	1,016,613
PROS Holdings, Inc.*	16,765	310,488
Q2 Holdings, Inc.*	21,183	1,689,768
Qualys, Inc.*	13,339	1,713,528
Rapid7, Inc.*	22,268	888,271
Red Violet, Inc.*	3,742	106,460
Rekor Systems, Inc.(x)*	18,236	21,518
ReposiTrak, Inc.(x)	3,651	67,434
Rimini Street, Inc.*	17,599	32,558
Riot Platforms, Inc.(x)*	101,147	750,511
Roadzen, Inc.(x)*	3,416	4,065
Sapiens International Corp. NV	11,745	437,736
SEMrush Holdings, Inc., Class A*	13,299	208,927
Silvaco Group, Inc.*	1,520	21,736
SolarWinds Corp.	19,913	259,865
SoundHound AI, Inc., Class A(x)*	104,489	486,919
SoundThinking, Inc.*	2,426	28,117
Sprinklr, Inc., Class A*	42,210	326,283
Sprout Social, Inc., Class A*	17,294	502,737
SPS Commerce, Inc.*	13,388	2,599,548
Telos Corp.*	19,179	68,853
Tenable Holdings, Inc.*	42,488	1,721,614
Terawulf, Inc.(x)*	82,864	387,804
Varonis Systems, Inc.*	39,686	2,242,259
Verint Systems, Inc.*	23,042	583,654
Vertex, Inc., Class A*	19,525	751,908
Viant Technology, Inc., Class A*	4,202	46,516
Weave Communications, Inc.*	11,231	143,757
WM Technology, Inc.*	20,496	17,832
Workiva, Inc., Class A*	18,176	1,438,085
Xperi, Inc.*	15,065	139,201
Yext, Inc.*	39,770	275,208
Zeta Global Holdings Corp., Class A*	62,926	1,877,083
Zuora, Inc., Class A*	51,660	445,309

		56,829,016

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A(x)	10,241	143,579
Corsair Gaming, Inc.*	15,647	108,903
CPI Card Group, Inc.*	1,810	50,372
Diebold Nixdorf, Inc.*	9,186	410,247
Eastman Kodak Co.*	23,539	111,104
Immersion Corp.	13,038	116,299
IonQ, Inc.(x)*	68,791	601,233
Turtle Beach Corp.*	7,172	110,019
Xerox Holdings Corp.(x)	40,661	422,061

		2,073,817

Total Information Technology		122,288,123

Materials (4.1%)
Chemicals (1.8%)
AdvanSix, Inc.	9,808	297,967
American Vanguard Corp.	9,271	49,136
Arcadium Lithium plc*	389,638	1,110,468
Arq, Inc.*	8,617	50,582
ASP Isotopes, Inc.(x)*	12,721	35,364
Aspen Aerogels, Inc.*	20,349	563,464
Avient Corp.	32,178	1,619,197
Balchem Corp.	11,599	2,041,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cabot Corp.	19,498	$2,179,292
Core Molding Technologies, Inc.*	2,705	46,553
Ecovyst, Inc.*	41,857	286,720
Hawkins, Inc.	6,845	872,532
HB Fuller Co.	19,678	1,562,040
Ingevity Corp.*	12,756	497,484
Innospec, Inc.	8,828	998,359
Intrepid Potash, Inc.*	4,204	100,896
Koppers Holdings, Inc.	7,583	277,007
Kronos Worldwide, Inc.	8,896	110,755
LSB Industries, Inc.*	18,676	150,155
Mativ Holdings, Inc.	20,061	340,836
Minerals Technologies, Inc.	11,387	879,418
Northern Technologies International Corp.(x)	1,890	23,228
Orion SA	20,986	373,761
Perimeter Solutions SA*	48,540	652,863
PureCycle Technologies, Inc.(x)*	43,049	408,966
Quaker Chemical Corp.	4,947	833,520
Rayonier Advanced Materials, Inc.*	22,949	196,443
Sensient Technologies Corp.	15,477	1,241,565
Stepan Co.	7,990	617,228
Tronox Holdings plc	41,954	613,787
Valhi, Inc.	1,048	34,972

		19,065,982

Construction Materials (0.4%)
Knife River Corp.*	20,457	1,828,651
Smith-Midland Corp.*	1,128	37,664
Summit Materials, Inc., Class A*	43,666	1,704,284
United States Lime & Minerals, Inc.	3,720	363,295

		3,933,894

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	37,106	139,890
Greif, Inc., Class A	9,043	566,635
Greif, Inc., Class B	1,645	114,870
Myers Industries, Inc.	11,537	159,441
O-I Glass, Inc.*	55,198	724,198
Pactiv Evergreen, Inc.	13,251	152,519
Ranpak Holdings Corp., Class A*	14,956	97,663
TriMas Corp.	14,652	374,065

		2,329,281

Metals & Mining (1.6%)
Alpha Metallurgical Resources, Inc.	3,952	933,383
Arch Resources, Inc.	6,323	873,586
Caledonia Mining Corp. plc	6,139	91,839
Carpenter Technology Corp.	17,109	2,730,254
Century Aluminum Co.*	19,298	313,207
Coeur Mining, Inc.*	140,124	964,053
Commercial Metals Co.	41,667	2,290,018
Compass Minerals International, Inc.	12,785	153,676
Constellium SE*	46,251	752,041
Contango ORE, Inc.(x)*	5,045	97,167
Critical Metals Corp.(x)*	1,943	14,456
Dakota Gold Corp.*	26,978	63,668
Haynes International, Inc.	4,457	265,370
Hecla Mining Co.	207,339	1,382,951
i-80 Gold Corp.*	120,564	139,854
Ivanhoe Electric, Inc.(x)*	30,218	255,644
Kaiser Aluminum Corp.	5,690	412,639
Lifezone Metals Ltd.(x)*	10,089	70,623
Materion Corp.	7,210	806,511
Metallus, Inc.*	14,516	215,272
Metals Acquisition Ltd., Class A*	18,994	263,067
Novagold Resources, Inc.*	87,362	358,184
Olympic Steel, Inc.	3,936	153,504
Perpetua Resources Corp.*	12,663	118,399
Piedmont Lithium, Inc.(x)*	4,494	40,131
Radius Recycling, Inc.	8,791	162,985
Ramaco Resources, Inc., Class A(x)	10,304	120,557
Ramaco Resources, Inc., Class B	1,200	12,912
Ryerson Holding Corp.	9,435	187,851
SSR Mining, Inc.	73,464	417,276
SunCoke Energy, Inc.	31,409	272,630
Tredegar Corp.*	9,574	69,795
Universal Stainless & Alloy Products, Inc.*	2,222	85,836
Warrior Met Coal, Inc.	18,646	1,191,479
Worthington Steel, Inc.	11,822	402,066

		16,682,884

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,247	121,209
Sylvamo Corp.	12,502	1,073,297

		1,194,506

Total Materials		43,206,547

Real Estate (5.8%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	26,033	499,834
Alpine Income Property Trust, Inc. (REIT)	5,173	94,148
American Assets Trust, Inc. (REIT)	16,642	444,674
Armada Hoffler Properties, Inc. (REIT)	24,582	266,223
Broadstone Net Lease, Inc. (REIT)	68,322	1,294,702
CTO Realty Growth, Inc. (REIT)	8,149	154,994
Empire State Realty Trust, Inc. (REIT), Class A	48,174	533,768
Essential Properties Realty Trust, Inc. (REIT)	63,572	2,170,984
Gladstone Commercial Corp. (REIT)	14,261	231,599
Global Net Lease, Inc. (REIT)	70,307	591,985
NexPoint Diversified Real Estate Trust (REIT)	13,529	84,556
One Liberty Properties, Inc. (REIT)	5,620	154,775

		6,522,242

Health Care REITs (0.6%)
American Healthcare REIT, Inc. (REIT)	27,958	729,704
CareTrust REIT, Inc. (REIT)	50,707	1,564,818
Community Healthcare Trust, Inc. (REIT)	8,980	162,987
Diversified Healthcare Trust (REIT)	81,694	342,298
Global Medical REIT, Inc. (REIT)	22,997	227,900
LTC Properties, Inc. (REIT)	15,569	571,227
National Health Investors, Inc. (REIT)(x)	15,118	1,270,819
Sabra Health Care REIT, Inc. (REIT)	83,660	1,556,912
Strawberry Fields REIT, Inc. (REIT)	1,079	13,692
Universal Health Realty Income Trust (REIT)	4,725	216,169

		6,656,526

Hotel & Resort REITs (0.7%)
Apple Hospitality REIT, Inc. (REIT)	83,167	1,235,030
Braemar Hotels & Resorts, Inc. (REIT)	27,116	83,788
Chatham Lodging Trust (REIT)	16,539	140,912
DiamondRock Hospitality Co. (REIT)	74,390	649,425
Pebblebrook Hotel Trust (REIT)	42,775	565,913
RLJ Lodging Trust (REIT)	54,916	504,129
Ryman Hospitality Properties, Inc. (REIT)	21,223	2,275,955
Service Properties Trust (REIT)	61,291	279,487
Summit Hotel Properties, Inc. (REIT)	38,562	264,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sunstone Hotel Investors, Inc. (REIT)	74,612	$769,996
Xenia Hotels & Resorts, Inc. (REIT)	37,082	547,701

		7,316,871

Industrial REITs (0.5%)
Industrial Logistics Properties Trust (REIT)	16,737	79,668
Innovative Industrial Properties, Inc. (REIT)	10,219	1,375,478
LXP Industrial Trust (REIT)	103,548	1,040,657
Plymouth Industrial REIT, Inc. (REIT)	14,120	319,112
Terreno Realty Corp. (REIT)	34,436	2,301,358

		5,116,273

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	63,222	343,928
City Office REIT, Inc. (REIT)	17,435	101,820
COPT Defense Properties (REIT)	40,908	1,240,740
Douglas Emmett, Inc. (REIT)	39,782	698,970
Easterly Government Properties, Inc. (REIT), Class A	33,685	457,442
Equity Commonwealth (REIT)*	38,244	761,056
Franklin Street Properties Corp. (REIT)	25,022	44,289
Hudson Pacific Properties, Inc. (REIT)	51,009	243,823
JBG SMITH Properties (REIT)	31,316	547,404
NET Lease Office Properties (REIT)	3,887	119,020
Orion Office REIT, Inc. (REIT)	23,405	93,620
Paramount Group, Inc. (REIT)	73,128	359,790
Peakstone Realty Trust (REIT)(x)	12,248	166,940
Piedmont Office Realty Trust, Inc. (REIT), Class A	43,766	442,036
Postal Realty Trust, Inc. (REIT), Class A	7,644	111,908
SL Green Realty Corp. (REIT)(x)	23,715	1,650,801

		7,383,587

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	716	12,559
Anywhere Real Estate, Inc.*	34,937	177,480
Compass, Inc., Class A*	135,379	827,166
Cushman & Wakefield plc*	62,587	853,061
DigitalBridge Group, Inc.	55,880	789,584
eXp World Holdings, Inc.(x)	29,048	409,286
Forestar Group, Inc.*	6,926	224,195
FRP Holdings, Inc.*	4,092	122,187
Kennedy-Wilson Holdings, Inc.	38,363	423,911
Marcus & Millichap, Inc.	9,047	358,533
Maui Land & Pineapple Co., Inc.*	3,033	68,091
Newmark Group, Inc., Class A	49,548	769,480
Offerpad Solutions, Inc.(x)*	2,587	10,503
Opendoor Technologies, Inc.*	219,943	439,886
RE/MAX Holdings, Inc., Class A*	7,226	89,964
Real Brokerage, Inc. (The)(x)*	30,661	170,168
Redfin Corp.(x)*	41,595	521,185
RMR Group, Inc. (The), Class A	5,712	144,971
St Joe Co. (The)	12,978	756,747
Star Holdings*	4,447	61,546
Stratus Properties, Inc.*	1,803	46,860
Tejon Ranch Co.*	7,261	127,431
Transcontinental Realty Investors, Inc.*	683	19,664

		7,424,458

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	49,208	444,840
BRT Apartments Corp. (REIT)	4,508	79,251
Centerspace (REIT)	5,591	393,998
Clipper Realty, Inc. (REIT)	5,310	30,267
Elme Communities (REIT)	31,884	560,840
Independence Realty Trust, Inc. (REIT)	81,633	1,673,476
NexPoint Residential Trust, Inc. (REIT)	8,857	389,797
UMH Properties, Inc. (REIT)	22,169	436,064
Veris Residential, Inc. (REIT)	28,647	511,635

		4,520,168

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	36,081	847,182
Alexander’s, Inc. (REIT)	680	164,805
CBL & Associates Properties, Inc. (REIT)(x)	8,872	223,574
Getty Realty Corp. (REIT)	17,718	563,610
InvenTrust Properties Corp. (REIT)	24,019	681,419
Kite Realty Group Trust (REIT)	78,513	2,085,305
Macerich Co. (The) (REIT)	78,236	1,427,025
NETSTREIT Corp. (REIT)(x)	26,793	442,888
Phillips Edison & Co., Inc. (REIT)	44,404	1,674,475
Retail Opportunity Investments Corp. (REIT)	43,582	685,545
Saul Centers, Inc. (REIT)	3,622	151,979
SITE Centers Corp. (REIT)	16,728	1,012,044
Tanger, Inc. (REIT)	38,730	1,285,061
Urban Edge Properties (REIT)	43,096	921,823
Whitestone REIT (REIT)	18,228	246,625

		12,413,360

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	12,421	129,800
Four Corners Property Trust, Inc. (REIT)	33,280	975,437
Gladstone Land Corp. (REIT)	10,079	140,098
Outfront Media, Inc. (REIT)	52,860	971,567
PotlatchDeltic Corp. (REIT)	28,784	1,296,719
Safehold, Inc. (REIT)	18,328	480,743
Uniti Group, Inc. (REIT)	80,494	453,986

		4,448,350

Total Real Estate		61,801,835

Utilities (2.5%)
Electric Utilities (0.7%)
ALLETE, Inc.	20,741	1,331,365
Genie Energy Ltd., Class B	5,524	89,765
Hawaiian Electric Industries, Inc.*	53,794	520,726
MGE Energy, Inc.	13,109	1,198,818
Otter Tail Corp.	14,888	1,163,646
Portland General Electric Co.	35,629	1,706,629
TXNM Energy, Inc.	32,358	1,416,310

		7,427,259

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	42,566	1,848,641
Chesapeake Utilities Corp.	7,734	960,331
New Jersey Resources Corp.	35,136	1,658,419
Northwest Natural Holding Co.	12,999	530,619
ONE Gas, Inc.	19,959	1,485,349
RGC Resources, Inc.(x)	2,480	55,974
Southwest Gas Holdings, Inc.	21,953	1,619,253
Spire, Inc.	20,291	1,365,381

		9,523,967

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	23,461	74,606
Montauk Renewables, Inc.*	23,632	123,122
Ormat Technologies, Inc.	19,386	1,491,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sunnova Energy International, Inc.(x)*	38,178	$371,854

		2,061,141

Multi-Utilities (0.4%)
Avista Corp.	28,371	1,099,376
Black Hills Corp.	24,853	1,519,016
Northwestern Energy Group, Inc.	21,846	1,250,028
Unitil Corp.	5,769	349,486

		4,217,906

Water Utilities (0.3%)
American States Water Co.	13,065	1,088,184
Cadiz, Inc.(x)*	18,686	56,619
California Water Service Group	20,784	1,126,908
Consolidated Water Co. Ltd.	5,374	135,478
Global Water Resources, Inc.	4,086	51,443
Middlesex Water Co.	6,298	410,881
Pure Cycle Corp.*	7,678	82,692
SJW Group	11,769	683,897
York Water Co. (The)	4,758	178,235

		3,814,337

Total Utilities		27,044,610

Total Common Stocks (90.2%) (Cost $681,252,339)		954,223,606

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Empire Petroleum Corp., expiring 10/16/24*	3,532	44

Total Energy		44

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,401	—
Chinook Therapeutics, Inc., CVR *	20,304	10,152
Icosavax, Inc., CVR *	6,876	2,063
Inhibrx, Inc., CVR(r)*	11,170	5,424

Total Health Care		17,639

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	10,800

Total Materials		10,800

Total Rights (0.0%)† (Cost $18,713)		28,483

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29(x)*	872	2,852

Total Health Care		2,852

Total Warrants (0.0%)† (Cost $—)		2,852

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.82% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	25,769,543	25,769,543
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	48,669,444	48,698,645
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		86,468,188

Total Short-Term Investments (8.2%) (Cost $86,436,217)		86,468,188

Total Investments in Securities (98.4%) (Cost $767,707,269)		1,040,723,129
Other Assets Less Liabilities (1.6%)		17,315,601

Net Assets (100%)		$1,058,038,730

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $570,027 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $48,167,251. This was collateralized by $12,765,964 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/15/24 – 5/15/54 and by cash of $37,775,716 of which $37,769,543 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	6,939	542,238	106,829	(34,177)	9,277	166,671	790,838	4,569	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	22,667	312,545	30,756	(6,769)	235	(13,536)	323,231	17,619	—

Total		854,783	137,585	(40,946)	9,512	153,135	1,114,069	22,188	—

**	Not affiliated at September 30, 2024.

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	927	12/2024	USD	104,250,420	3,107,448

					3,107,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$25,678,103	$—	$—		$25,678,103
Consumer Discretionary	95,964,038	—	—	(a)	95,964,038
Consumer Staples	26,486,065	—	—		26,486,065
Energy	50,341,759	—	—		50,341,759
Financials	171,493,753	—	—		171,493,753
Health Care	167,241,582	—	17,174		167,258,756
Industrials	162,660,017	—	—		162,660,017
Information Technology	122,288,123	—	—		122,288,123
Materials	43,206,547	—	—		43,206,547
Real Estate	61,801,835	—	—		61,801,835
Utilities	27,044,610	—	—		27,044,610
Futures	3,107,448	—	—		3,107,448
Rights
Energy	—	44	—		44
Health Care	—	12,215	5,424		17,639
Materials	—	10,800	—		10,800
Short-Term Investments
Investment Companies	86,468,188	—	—		86,468,188
Warrants
Health Care	—	2,852	—		2,852

Total Assets	$1,043,782,068	$25,911	$22,598		$1,043,830,577

Total Liabilities	$—	$—	$—		$—

Total	$1,043,782,068	$25,911	$22,598		$1,043,830,577

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$385,306,606
Aggregate gross unrealized depreciation	(121,774,608)

Net unrealized appreciation	$263,531,998

Federal income tax cost of investments in securities and derivative instruments, if applicable	$780,298,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
Ampol Ltd.	15,373	$324,477
ANZ Group Holdings Ltd.	197,821	4,168,553
APA Group	80,664	432,752
Aristocrat Leisure Ltd.	37,486	1,518,674
ASX Ltd.	13,074	577,845
BHP Group Ltd.	332,978	10,580,191
BlueScope Steel Ltd.	28,472	436,987
Brambles Ltd.	92,103	1,211,743
CAR Group Ltd.	23,929	619,713
Cochlear Ltd.	4,334	845,229
Coles Group Ltd.	87,460	1,092,006
Commonwealth Bank of Australia	109,894	10,286,285
Computershare Ltd.	35,996	628,865
Dexus (REIT)	70,481	369,351
Endeavour Group Ltd.	94,718	328,726
Fortescue Ltd.	111,404	1,592,756
Glencore plc	677,382	3,873,362
Goodman Group (REIT)	111,573	2,853,260
GPT Group (The) (REIT)	130,414	449,005
Insurance Australia Group Ltd.	157,816	803,021
Lottery Corp. Ltd. (The)	141,015	499,153
Macquarie Group Ltd.	23,769	3,818,466
Medibank Pvt Ltd.	187,254	472,522
Mineral Resources Ltd.	11,354	408,493
Mirvac Group (REIT)	247,913	368,499
National Australia Bank Ltd.	203,293	5,249,416
Northern Star Resources Ltd.	77,110	851,361
Orica Ltd.	32,237	413,425
Origin Energy Ltd.	114,983	795,730
Pilbara Minerals Ltd.(x)*	184,089	416,173
Pro Medicus Ltd.	3,771	464,712
Qantas Airways Ltd.*	58,701	301,125
QBE Insurance Group Ltd.	97,186	1,111,315
Ramsay Health Care Ltd.	11,712	337,001
REA Group Ltd.(x)	3,422	475,526
Reece Ltd.	15,393	303,296
Rio Tinto Ltd.	24,581	2,194,445
Rio Tinto plc	74,071	5,247,559
Santos Ltd.	211,141	1,024,726
Scentre Group (REIT)	333,777	842,262
SEEK Ltd.(x)	23,107	396,979
Seven Group Holdings Ltd.	13,156	390,011
Sonic Healthcare Ltd.	29,204	549,779
South32 Ltd.	293,802	765,762
Stockland (REIT)	152,586	552,769
Suncorp Group Ltd.	83,803	1,048,084
Telstra Group Ltd.	266,970	716,130
Transurban Group	203,226	1,844,769
Treasury Wine Estates Ltd.	52,057	431,875
Vicinity Ltd. (REIT)	268,973	410,959
Washington H Soul Pattinson & Co. Ltd.(x)	15,017	360,775
Wesfarmers Ltd.	74,645	3,634,598
Westpac Banking Corp.	227,735	4,994,142
WiseTech Global Ltd.	11,150	1,057,536
Woodside Energy Group Ltd.(x)	122,957	2,142,159
Woolworths Group Ltd.	80,369	1,850,252

		89,734,585

Austria (0.2%)
Erste Group Bank AG	22,059	1,209,333
Mondi plc	29,463	559,740
OMV AG	9,976	425,979
Verbund AG	4,488	372,188
voestalpine AG	7,546	196,388

		2,763,628

Belgium (0.7%)
Ageas SA/NV	10,570	563,826
Anheuser-Busch InBev SA/NV	58,996	3,899,568
D’ieteren Group	1,317	278,397
Elia Group SA/NV	1,824	208,521
Groupe Bruxelles Lambert NV	5,703	444,063
KBC Group NV	15,080	1,198,878
Lotus Bakeries NV	27	361,863
Sofina SA	985	278,060
Syensqo SA(r)	4,981	441,406
UCB SA	8,273	1,491,872
Warehouses De Pauw CVA (REIT)	11,763	313,470

		9,479,924

Brazil (0.0%)†
Yara International ASA	11,218	355,155

Burkina Faso (0.0%)†
Endeavour Mining plc	13,205	312,660

Chile (0.1%)
Antofagasta plc	25,187	677,853

China (0.5%)
BOC Hong Kong Holdings Ltd.	241,417	773,270
Prosus NV	94,155	4,114,787
SITC International Holdings Co. Ltd.	82,892	223,922
Wharf Holdings Ltd. (The)	70,262	200,649
Wilmar International Ltd.	135,045	351,994

		5,664,622

Denmark (3.0%)
AP Moller - Maersk A/S, Class A(x)	197	319,187
AP Moller - Maersk A/S, Class B	299	502,757
Carlsberg A/S, Class B	6,304	750,845
Coloplast A/S, Class B(x)	8,238	1,076,413
Danske Bank A/S	45,549	1,370,575
Demant A/S*	6,740	263,297
DSV A/S	11,373	2,347,951
Genmab A/S*	4,129	998,870
Novo Nordisk A/S, Class B	211,612	24,863,000
Novonesis (Novozymes) B	24,086	1,734,366
Orsted A/S(m)*	12,252	814,537
Pandora A/S	5,418	892,003
ROCKWOOL A/S, Class B	587	275,594
Tryg A/S(x)	22,618	536,357
Vestas Wind Systems A/S*	66,563	1,469,613
Zealand Pharma A/S*	4,199	509,783

		38,725,148

Finland (0.9%)
Elisa OYJ	9,395	498,012
Fortum OYJ	31,020	510,870
Kesko OYJ, Class B	17,870	381,230
Kone OYJ, Class B	22,552	1,348,072
Metso OYJ	43,644	466,390
Neste OYJ	26,788	519,746
Nokia OYJ	344,044	1,502,784
Nordea Bank Abp	206,569	2,435,089
Orion OYJ, Class B	6,840	374,759
Sampo OYJ, Class A	32,611	1,521,009
Stora Enso OYJ, Class R	37,750	483,246
UPM-Kymmene OYJ	35,074	1,174,012
Wartsila OYJ Abp	33,023	738,867

		11,954,086

France (8.6%)
Accor SA	13,134	570,184
Aeroports de Paris SA	2,057	264,008
Air Liquide SA	37,934	7,316,117
Airbus SE	39,012	5,698,387
Alstom SA*	23,363	484,632
Amundi SA(m)	3,838	286,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arkema SA	4,000	$380,697
AXA SA	118,920	4,570,936
BioMerieux	2,595	310,816
BNP Paribas SA	67,192	4,603,618
Bollore SE	43,824	291,964
Bouygues SA	12,921	432,353
Bureau Veritas SA	21,226	703,634
Capgemini SE	10,231	2,208,826
Carrefour SA	36,167	616,370
Cie de Saint-Gobain SA	29,947	2,724,177
Cie Generale des Etablissements Michelin SCA	44,327	1,799,031
Covivio SA (REIT)	3,056	185,567
Credit Agricole SA	70,695	1,080,077
Danone SA	42,426	3,085,780
Dassault Aviation SA	1,384	285,011
Dassault Systemes SE	43,980	1,744,314
Edenred SE	16,385	620,489
Eiffage SA	4,778	460,806
Engie SA	119,043	2,055,935
EssilorLuxottica SA	19,432	4,598,693
Eurazeo SE	3,122	256,300
Gecina SA (REIT)	3,058	351,975
Getlink SE	21,940	391,249
Hermes International SCA	2,068	5,078,199
Ipsen SA	2,440	300,128
Kering SA	4,878	1,394,682
Klepierre SA (REIT)	14,201	465,383
La Francaise des Jeux SAEM(m)	7,164	294,582
Legrand SA	17,348	1,994,819
L’Oreal SA	15,802	7,072,058
LVMH Moet Hennessy Louis Vuitton SE	18,094	13,867,310
Orange SA	122,394	1,401,258
Pernod Ricard SA	13,350	2,015,091
Publicis Groupe SA	15,173	1,658,581
Renault SA	12,971	562,964
Rexel SA	14,745	426,256
Safran SA	22,487	5,284,129
Sartorius Stedim Biotech	1,887	394,372
SEB SA	1,560	177,993
Societe Generale SA	47,022	1,169,856
Sodexo SA	5,873	481,489
Teleperformance SE	3,676	380,550
Thales SA	6,179	980,481
TotalEnergies SE	141,580	9,219,587
Unibail-Rodamco-Westfield (REIT)	7,666	670,726
Veolia Environnement SA	44,789	1,471,775
Vinci SA	32,697	3,819,830
Vivendi SE	46,139	533,113

		109,493,614

Germany (8.0%)
adidas AG	10,656	2,821,905
Allianz SE (Registered)	25,728	8,448,541
BASF SE	58,298	3,086,054
Bayer AG (Registered)	64,634	2,181,803
Bayerische Motoren Werke AG	20,957	1,847,134
Bayerische Motoren Werke AG (Preference)(q)	3,729	308,415
Bechtle AG	5,134	229,282
Beiersdorf AG	6,707	1,009,016
Brenntag SE	8,620	642,697
Carl Zeiss Meditec AG	2,747	217,564
Commerzbank AG	67,986	1,250,589
Continental AG	7,196	465,715
Covestro AG(m)*	12,486	777,498
CTS Eventim AG & Co. KGaA	4,097	425,730
Daimler Truck Holding AG	34,394	1,287,547
Deutsche Bank AG (Registered)	126,319	2,179,205
Deutsche Boerse AG	12,470	2,924,723
Deutsche Lufthansa AG (Registered)	40,126	293,904
Deutsche Post AG	65,846	2,934,058
Deutsche Telekom AG (Registered)	229,350	6,737,392
Dr Ing hc F Porsche AG (Preference)(m)(q)	7,569	602,418
E.ON SE	147,662	2,195,161
Evonik Industries AG	17,196	401,976
Fresenius Medical Care AG	13,634	579,598
Fresenius SE & Co. KGaA*	27,483	1,047,188
GEA Group AG	10,541	515,814
Hannover Rueck SE	3,960	1,128,908
Heidelberg Materials AG	8,999	977,682
Henkel AG & Co. KGaA	7,040	598,323
Henkel AG & Co. KGaA (Preference)(q)	11,267	1,058,533
Infineon Technologies AG	85,792	3,004,410
Knorr-Bremse AG	4,894	435,003
LEG Immobilien SE	4,868	508,176
Mercedes-Benz Group AG	49,204	3,178,934
Merck KGaA	8,601	1,512,724
MTU Aero Engines AG	3,600	1,122,055
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,844	4,866,235
Nemetschek SE	3,804	393,801
Porsche Automobil Holding SE (Preference)(q)	9,633	440,500
Puma SE	7,002	292,285
Rational AG	322	327,967
Rheinmetall AG	2,853	1,544,717
RWE AG	41,597	1,513,205
SAP SE	68,560	15,599,310
Sartorius AG (Preference)(q)	1,739	488,201
Scout24 SE(m)	4,897	421,097
Siemens AG (Registered)	49,643	10,020,868
Siemens Energy AG*	40,065	1,474,868
Siemens Healthineers AG(m)	18,210	1,091,767
Symrise AG, Class A	8,700	1,201,835
Talanx AG	4,002	336,785
Volkswagen AG (Preference)(q)	13,401	1,419,532
Vonovia SE	48,367	1,762,174
Zalando SE(m)*	15,036	495,759

		102,626,581

Hong Kong (1.7%)
AIA Group Ltd.	738,127	6,613,267
CK Asset Holdings Ltd.	127,005	558,741
CK Infrastructure Holdings Ltd.	40,550	277,502
CLP Holdings Ltd.	105,867	937,623
Futu Holdings Ltd. (ADR)*	4,079	390,156
Hang Seng Bank Ltd.	48,315	607,523
Henderson Land Development Co. Ltd.	91,651	292,383
HKT Trust & HKT Ltd.	258,818	331,270
Hong Kong & China Gas Co. Ltd.	758,709	624,625
Hong Kong Exchanges & Clearing Ltd.	79,287	3,326,977
Hongkong Land Holdings Ltd.	70,346	258,170
Jardine Matheson Holdings Ltd.	10,260	400,140
Link REIT (REIT)	169,633	856,473
MTR Corp. Ltd.	100,972	381,218
Power Assets Holdings Ltd.	89,699	574,620
Prudential plc	179,503	1,666,947
Sino Land Co. Ltd.	251,952	276,459
Sun Hung Kai Properties Ltd.	93,931	1,033,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Swire Pacific Ltd., Class A	26,085	$222,804
Techtronic Industries Co. Ltd.	90,796	1,379,369
WH Group Ltd.(m)	551,035	436,640
Wharf Real Estate Investment Co. Ltd.	115,874	409,904

		21,856,507

Ireland (0.4%)
AerCap Holdings NV	13,268	1,256,745
AIB Group plc	113,991	652,844
Bank of Ireland Group plc	67,247	750,806
Kerry Group plc, Class A	10,246	1,062,407
Kingspan Group plc	10,014	940,256

		4,663,058

Israel (0.6%)
Azrieli Group Ltd.	3,183	221,484
Bank Hapoalim BM	81,955	819,792
Bank Leumi Le-Israel BM	99,092	968,618
Check Point Software Technologies Ltd.*	6,252	1,205,448
Elbit Systems Ltd.	1,751	347,955
Global-e Online Ltd.*	6,304	242,326
ICL Group Ltd.	53,758	228,997
Israel Discount Bank Ltd., Class A	85,032	475,581
Mizrahi Tefahot Bank Ltd.	10,424	406,849
Nice Ltd.*	4,134	719,477
Teva Pharmaceutical Industries Ltd. (ADR)*	71,853	1,294,791
Wix.com Ltd.*	3,406	569,381

		7,500,699

Italy (2.3%)
Amplifon SpA	8,297	238,376
Banco BPM SpA	82,326	555,162
Coca-Cola HBC AG	14,892	530,399
Davide Campari-Milano NV	40,840	345,504
DiaSorin SpA	1,431	167,097
Enel SpA	534,635	4,270,050
Eni SpA	151,063	2,300,707
Ferrari NV	8,293	3,874,399
FinecoBank Banca Fineco SpA	39,120	669,526
Generali	66,638	1,924,921
Infrastrutture Wireless Italiane SpA(m)	20,764	255,404
Intesa Sanpaolo SpA	965,895	4,126,026
Leonardo SpA	22,714	506,188
Mediobanca Banca di Credito Finanziario SpA	33,130	565,166
Moncler SpA	14,769	937,415
Nexi SpA(m)*	40,679	275,857
Poste Italiane SpA(m)	29,860	418,475
Prysmian SpA	17,264	1,252,976
Recordati Industria Chimica e Farmaceutica SpA	6,834	386,449
Snam SpA	131,701	670,122
Telecom Italia SpA(x)*	716,752	199,064
Terna - Rete Elettrica Nazionale	91,430	823,159
UniCredit SpA	96,802	4,241,781

		29,534,223

Japan (20.0%)
Advantest Corp.	49,720	2,331,971
Aeon Co. Ltd.	42,408	1,150,453
AGC, Inc.	13,086	423,104
Aisin Corp.(x)	33,654	369,263
Ajinomoto Co., Inc.	30,699	1,184,600
ANA Holdings, Inc.	11,112	237,278
Asahi Group Holdings Ltd.	94,116	1,230,105
Asahi Kasei Corp.	81,286	611,943
Asics Corp.	42,900	895,759
Astellas Pharma, Inc.(x)	118,078	1,353,101
Bandai Namco Holdings, Inc.	39,945	910,488
Bridgestone Corp.	37,184	1,422,940
Brother Industries Ltd.(x)	14,827	286,791
Canon, Inc.	61,319	2,006,493
Capcom Co. Ltd.	23,552	545,354
Central Japan Railway Co.	50,725	1,170,672
Chiba Bank Ltd. (The)	33,783	270,899
Chubu Electric Power Co., Inc.	42,039	491,686
Chugai Pharmaceutical Co. Ltd.	43,977	2,121,055
Concordia Financial Group Ltd.	65,301	359,843
Dai Nippon Printing Co. Ltd.	27,716	492,129
Daifuku Co. Ltd.	20,539	394,632
Dai-ichi Life Holdings, Inc.	61,567	1,577,246
Daiichi Sankyo Co. Ltd.	121,524	3,981,607
Daikin Industries Ltd.	17,430	2,434,561
Daito Trust Construction Co. Ltd.	4,037	489,018
Daiwa House Industry Co. Ltd.	38,206	1,197,551
Daiwa Securities Group, Inc.	89,783	627,809
Denso Corp.	123,552	1,827,168
Dentsu Group, Inc.	13,296	407,692
Disco Corp.	6,090	1,588,548
East Japan Railway Co.(x)	58,529	1,159,992
Eisai Co. Ltd.	16,396	609,752
ENEOS Holdings, Inc.(x)	192,722	1,044,165
FANUC Corp.	62,588	1,824,621
Fast Retailing Co. Ltd.	12,575	4,148,941
Fuji Electric Co. Ltd.	8,630	517,590
FUJIFILM Holdings Corp.	72,992	1,872,983
Fujitsu Ltd.	113,410	2,316,334
Hamamatsu Photonics KK(x)	19,452	253,834
Hankyu Hanshin Holdings, Inc.(x)	14,454	444,708
Hikari Tsushin, Inc.	1,238	274,518
Hitachi Construction Machinery Co. Ltd.(x)	6,285	151,785
Hitachi Ltd.	304,985	8,023,296
Honda Motor Co. Ltd.(x)	299,912	3,145,711
Hoshizaki Corp.	7,626	264,449
Hoya Corp.	22,857	3,146,465
Hulic Co. Ltd.	24,298	245,896
Ibiden Co. Ltd.(x)	7,385	227,369
Idemitsu Kosan Co. Ltd.(x)	65,030	465,130
Inpex Corp.	64,376	868,051
Isuzu Motors Ltd.(x)	38,479	516,980
ITOCHU Corp.(x)	77,360	4,132,684
Japan Airlines Co. Ltd.(x)	9,143	160,150
Japan Exchange Group, Inc.	65,282	842,795
Japan Post Bank Co. Ltd.	94,409	878,895
Japan Post Holdings Co. Ltd.	131,859	1,253,222
Japan Post Insurance Co. Ltd.	13,372	242,273
Japan Real Estate Investment Corp. (REIT)(x)	88	349,612
Japan Tobacco, Inc.	78,900	2,294,125
JFE Holdings, Inc.(x)	37,800	504,570
Kajima Corp.	28,294	526,704
Kansai Electric Power Co., Inc. (The)	46,367	764,584
Kao Corp.	30,989	1,532,794
Kawasaki Kisen Kaisha Ltd.(x)	26,455	407,524
KDDI Corp.(x)	99,354	3,175,733
Keisei Electric Railway Co. Ltd.(x)	8,585	254,996
Keyence Corp.	12,744	6,061,436
Kikkoman Corp.	45,840	519,238
Kirin Holdings Co. Ltd.	51,753	787,143
Kobe Bussan Co. Ltd.	10,063	316,751
Kokusai Electric Corp.(x)	9,300	205,768
Komatsu Ltd.	59,943	1,654,089
Konami Group Corp.	6,499	657,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kubota Corp.	66,087	$933,886
Kyocera Corp.	82,924	957,758
Kyowa Kirin Co. Ltd.	18,225	320,435
Lasertec Corp.	5,230	858,961
LY Corp.	178,979	522,149
M3, Inc.	28,081	280,957
Makita Corp.	14,094	474,719
Marubeni Corp.(x)	92,708	1,509,387
MatsukiyoCocokara & Co.(x)	22,535	368,933
Mazda Motor Corp.(x)	38,337	285,410
McDonald’s Holdings Co. Japan Ltd.(x)	5,558	264,510
Meiji Holdings Co. Ltd.	15,560	388,662
Minebea Mitsumi, Inc.	23,422	459,233
Mitsubishi Chemical Group Corp.(x)	87,519	559,549
Mitsubishi Corp.	223,233	4,585,809
Mitsubishi Electric Corp.	126,648	2,029,805
Mitsubishi Estate Co. Ltd.	73,817	1,159,963
Mitsubishi HC Capital, Inc.(x)	54,818	385,414
Mitsubishi Heavy Industries Ltd.	207,100	3,051,204
Mitsubishi UFJ Financial Group, Inc.	729,406	7,376,529
Mitsui & Co. Ltd.	169,990	3,758,763
Mitsui Chemicals, Inc.(x)	11,198	296,458
Mitsui Fudosan Co. Ltd.	175,502	1,633,826
Mitsui OSK Lines Ltd.(x)	22,788	781,031
Mizuho Financial Group, Inc.	158,597	3,239,804
MonotaRO Co. Ltd.(x)	17,599	293,572
MS&AD Insurance Group Holdings, Inc.	84,395	1,955,369
Murata Manufacturing Co. Ltd.	111,904	2,185,135
NEC Corp.	15,813	1,512,811
Nexon Co. Ltd.	22,706	447,011
Nidec Corp.	54,162	1,132,795
Nintendo Co. Ltd.	67,873	3,606,041
Nippon Building Fund, Inc. (REIT)	480	440,174
Nippon Paint Holdings Co. Ltd.	59,948	457,770
Nippon Prologis REIT, Inc. (REIT)	156	267,227
Nippon Sanso Holdings Corp.	11,190	405,869
Nippon Steel Corp.(x)	55,921	1,244,288
Nippon Telegraph & Telephone Corp.	1,965,920	2,007,981
Nippon Yusen KK(x)	30,024	1,090,452
Nissan Motor Co. Ltd.	156,126	437,229
Nissin Foods Holdings Co. Ltd.	12,748	355,410
Nitori Holdings Co. Ltd.(x)	5,208	789,761
Nitto Denko Corp.	45,845	761,877
Nomura Holdings, Inc.	193,387	999,732
Nomura Real Estate Holdings, Inc.(x)	6,940	184,986
Nomura Research Institute Ltd.	24,896	918,064
NTT Data Group Corp.	40,337	722,544
Obayashi Corp.(x)	41,937	529,009
Obic Co. Ltd.	21,655	760,279
Olympus Corp.	78,728	1,489,108
Omron Corp.(x)	11,337	516,426
Ono Pharmaceutical Co. Ltd.(x)	25,062	333,317
Oracle Corp.	2,348	240,885
Oriental Land Co. Ltd.	71,758	1,846,311
ORIX Corp.	75,776	1,749,346
Osaka Gas Co. Ltd.	23,781	533,449
Otsuka Corp.	15,250	376,038
Otsuka Holdings Co. Ltd.	27,038	1,520,599
Pan Pacific International Holdings Corp.	24,594	632,283
Panasonic Holdings Corp.	153,060	1,323,733
Rakuten Group, Inc.*	101,946	656,540
Recruit Holdings Co. Ltd.	97,535	5,907,408
Renesas Electronics Corp.	110,630	1,600,277
Resona Holdings, Inc.	135,252	938,789
Ricoh Co. Ltd.(x)	35,099	376,693
Rohm Co. Ltd.(x)	20,844	232,913
SBI Holdings, Inc.(x)	16,570	379,879
SCREEN Holdings Co. Ltd.(x)	5,300	367,764
SCSK Corp.	9,587	197,410
Secom Co. Ltd.	27,800	1,023,992
Seiko Epson Corp.(x)	19,256	353,635
Sekisui Chemical Co. Ltd.	24,193	375,625
Sekisui House Ltd.	39,384	1,088,969
Seven & i Holdings Co. Ltd.	147,443	2,202,540
SG Holdings Co. Ltd.	21,699	232,654
Shimadzu Corp.	15,276	507,411
Shimano, Inc.	5,138	971,296
Shin-Etsu Chemical Co. Ltd.	117,677	4,893,758
Shionogi & Co. Ltd.	48,123	687,567
Shiseido Co. Ltd.	26,392	711,560
Shizuoka Financial Group, Inc.(x)	29,579	256,122
SMC Corp.(x)	3,827	1,694,824
SoftBank Corp.(x)	1,891,290	2,463,381
SoftBank Group Corp.	66,977	3,927,049
Sompo Holdings, Inc.	60,172	1,340,133
Sony Group Corp.	411,220	7,946,868
Subaru Corp.(x)	38,596	666,518
SUMCO Corp.(x)	22,649	242,997
Sumitomo Corp.	67,412	1,498,097
Sumitomo Electric Industries Ltd.	45,658	729,226
Sumitomo Metal Mining Co. Ltd.	16,145	482,019
Sumitomo Mitsui Financial Group, Inc.	247,770	5,249,328
Sumitomo Mitsui Trust Holdings, Inc.	43,364	1,023,116
Sumitomo Realty & Development Co. Ltd.	18,447	616,847
Suntory Beverage & Food Ltd.	8,780	329,513
Suzuki Motor Corp.	103,248	1,144,007
Sysmex Corp.	32,547	640,183
T&D Holdings, Inc.	32,955	572,084
Taisei Corp.	10,623	462,689
Takeda Pharmaceutical Co. Ltd.(x)	104,209	2,974,914
TDK Corp.	126,470	1,604,139
Terumo Corp.	87,624	1,646,094
TIS, Inc.(x)	14,716	373,826
Toho Co. Ltd.	7,705	311,631
Tokio Marine Holdings, Inc.	123,392	4,490,962
Tokyo Electric Power Co. Holdings, Inc.*	99,500	440,922
Tokyo Electron Ltd.	29,391	5,171,671
Tokyo Gas Co. Ltd.	24,578	570,651
Tokyu Corp.(x)	34,057	439,086
TOPPAN Holdings, Inc.	15,790	466,257
Toray Industries, Inc.	91,298	535,623
TOTO Ltd.(x)	8,626	320,313
Toyota Industries Corp.	9,573	734,335
Toyota Motor Corp.	674,540	11,932,635
Toyota Tsusho Corp.	40,746	732,847
Trend Micro, Inc.	8,437	498,148
Unicharm Corp.	26,512	956,074
West Japan Railway Co.	29,794	564,682
Yakult Honsha Co. Ltd.(x)	16,756	386,941
Yamaha Motor Co. Ltd.	58,314	519,338
Yaskawa Electric Corp.	15,915	553,440
Yokogawa Electric Corp.	15,348	390,307
Zensho Holdings Co. Ltd.(x)	6,442	355,705
ZOZO, Inc.	9,082	329,473

		256,278,846

Jordan (0.0%)†
Hikma Pharmaceuticals plc	10,745	274,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Luxembourg (0.1%)
ArcelorMittal SA	32,213	$844,095
Eurofins Scientific SE	9,092	575,871

		1,419,966

Macau (0.1%)
Galaxy Entertainment Group Ltd.	144,282	724,765
Sands China Ltd.*	152,146	389,864

		1,114,629

Netherlands (3.9%)
ABN AMRO Bank NV (CVA)(m)	28,256	509,699
Adyen NV(m)*	1,429	2,231,104
Aegon Ltd.	93,036	597,351
Akzo Nobel NV	10,958	772,127
Argenx SE (Brussels Stock Exchange)*	9	4,865
Argenx SE (Vienna Stock Exchange)*	3,910	2,092,642
ASM International NV	3,122	2,048,315
ASML Holding NV	26,271	21,804,001
ASR Nederland NV	9,980	488,806
BE Semiconductor Industries NV	4,994	631,232
Euronext NV(m)	5,484	594,885
EXOR NV	6,357	680,386
Heineken Holding NV	8,332	628,829
Heineken NV	19,154	1,698,026
IMCD NV	3,843	666,915
ING Groep NV	216,723	3,926,024
JDE Peet’s NV	7,087	147,996
Koninklijke Ahold Delhaize NV	61,473	2,123,342
Koninklijke KPN NV	259,166	1,058,472
Koninklijke Philips NV*	52,221	1,710,179
NN Group NV	17,776	886,078
OCI NV	6,564	186,906
Randstad NV	7,515	373,093
Universal Music Group NV	53,551	1,400,842
Wolters Kluwer NV	16,331	2,750,460

		50,012,575

New Zealand (0.2%)
Auckland International Airport Ltd.	88,176	418,456
Fisher & Paykel Healthcare Corp. Ltd.	37,801	834,520
Mercury NZ Ltd.	44,784	183,511
Meridian Energy Ltd.	80,713	304,585
Spark New Zealand Ltd.	122,392	235,600
Xero Ltd.*	9,606	992,447

		2,969,119

Norway (0.5%)
Aker BP ASA	21,152	453,388
DNB Bank ASA	56,534	1,159,293
Equinor ASA	57,729	1,458,959
Gjensidige Forsikring ASA	11,967	223,851
Kongsberg Gruppen ASA	5,834	570,522
Mowi ASA	30,264	544,169
Norsk Hydro ASA	91,648	594,547
Orkla ASA	45,554	429,297
Salmar ASA	4,572	239,800
Telenor ASA	41,830	535,116

		6,208,942

Poland (0.0%)†
InPost SA*	13,131	247,608

Portugal (0.2%)
EDP SA	201,963	922,192
Galp Energia SGPS SA	29,901	559,176
Jeronimo Martins SGPS SA	18,850	370,138

		1,851,506

Singapore (1.4%)
CapitaLand Ascendas REIT (REIT)	251,865	560,462
CapitaLand Integrated Commercial Trust (REIT)	358,819	591,866
CapitaLand Investment Ltd.	168,579	409,233
DBS Group Holdings Ltd.	130,715	3,869,835
Genting Singapore Ltd.	406,369	276,657
Grab Holdings Ltd., Class A*	138,200	525,160
Keppel Ltd.	98,346	507,321
Oversea-Chinese Banking Corp. Ltd.	223,165	2,621,896
Sea Ltd. (ADR)*	24,166	2,278,371
Sembcorp Industries Ltd.	61,100	263,368
Singapore Airlines Ltd.	91,109	482,040
Singapore Exchange Ltd.	53,589	476,161
Singapore Technologies Engineering Ltd.	103,634	375,751
Singapore Telecommunications Ltd.	514,932	1,298,097
STMicroelectronics NV	44,522	1,320,765
United Overseas Bank Ltd.	82,674	2,069,343

		17,926,326

South Africa (0.2%)
Anglo American plc	83,155	2,700,418

South Korea (0.1%)
Delivery Hero SE(m)(x)*	12,886	519,542

Spain (2.4%)
Acciona SA	1,626	230,773
ACS Actividades de Construccion y Servicios SA	12,181	562,439
Aena SME SA(m)	4,987	1,096,933
Amadeus IT Group SA	29,831	2,155,758
Banco Bilbao Vizcaya Argentaria SA	380,013	4,106,595
Banco de Sabadell SA(x)	356,998	758,622
Banco Santander SA	1,033,170	5,290,912
CaixaBank SA	242,950	1,450,639
Cellnex Telecom SA(m)	33,092	1,341,949
EDP Renovaveis SA	19,435	339,871
Endesa SA	20,944	457,650
Grifols SA*	19,358	220,332
Iberdrola SA	401,304	6,204,823
Industria de Diseno Textil SA	70,880	4,192,750
Redeia Corp. SA	26,382	513,044
Repsol SA	79,334	1,046,039
Telefonica SA(x)	260,789	1,276,147

		31,245,276

Sweden (3.0%)
AddTech AB, Class B	17,077	511,510
Alfa Laval AB	19,218	922,690
Assa Abloy AB, Class B	65,595	2,206,339
Atlas Copco AB, Class A	176,715	3,418,292
Atlas Copco AB, Class B	103,038	1,763,319
Beijer Ref AB, Class B	24,447	401,879
Boliden AB	17,943	608,650
Epiroc AB, Class A	44,190	955,085
Epiroc AB, Class B	26,074	493,709
EQT AB	24,775	847,720
Essity AB, Class B	39,708	1,239,036
Evolution AB(m)	11,896	1,169,002
Fastighets AB Balder, Class B*	41,099	361,058
Getinge AB, Class B	14,029	302,244
H & M Hennes & Mauritz AB, Class B	41,907	713,040
Hexagon AB, Class B	137,286	1,476,157
Holmen AB, Class B	4,809	208,065
Husqvarna AB, Class B	23,024	160,962
Industrivarden AB, Class C	10,025	368,490
Industrivarden AB, Class A	7,818	288,830
Indutrade AB	17,197	534,409
Investment AB Latour, Class B	9,098	283,712
Investor AB, Class B	113,602	3,496,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
L E Lundbergforetagen AB, Class B	4,750	$271,740
Lifco AB, Class B	15,800	519,933
Nibe Industrier AB, Class B	102,173	559,968
Saab AB, Class B(x)	20,404	433,762
Sagax AB, Class B	13,388	381,239
Sandvik AB	70,324	1,571,165
Securitas AB, Class B	31,266	396,834
Skandinaviska Enskilda Banken AB, Class A	103,490	1,582,026
Skanska AB, Class B	22,046	459,769
SKF AB, Class B	22,742	452,339
Svenska Cellulosa AB SCA, Class B	40,720	593,207
Svenska Handelsbanken AB, Class A	94,564	970,701
Swedbank AB, Class A	55,434	1,175,179
Swedish Orphan Biovitrum AB*	12,249	394,396
Tele2 AB, Class B	33,100	374,483
Telefonaktiebolaget LM Ericsson, Class B(x)	187,961	1,419,908
Telia Co. AB	162,002	523,850
Trelleborg AB, Class B	14,095	541,547
Volvo AB, Class A	12,390	330,373
Volvo AB, Class B	104,289	2,754,108
Volvo Car AB, Class B(x)*	47,615	130,901

		38,567,769

Switzerland (5.7%)
ABB Ltd. (Registered)	104,818	6,067,270
Adecco Group AG (Registered)	10,625	361,301
Avolta AG	5,938	251,173
Bachem Holding AG	2,426	204,090
Baloise Holding AG (Registered)	3,017	614,914
Banque Cantonale Vaudoise (Registered)	1,910	197,127
Barry Callebaut AG (Registered)	243	449,623
BKW AG	1,360	246,499
Chocoladefabriken Lindt & Spruengli AG	65	837,892
Chocoladefabriken Lindt & Spruengli AG (Registered)	7	891,593
Cie Financiere Richemont SA (Registered)	35,295	5,579,809
Clariant AG (Registered)	15,313	231,590
DSM-Firmenich AG	12,237	1,684,313
EMS-Chemie Holding AG (Registered)(x)	460	385,892
Galderma Group AG*	3,337	309,905
Geberit AG (Registered)	2,164	1,409,854
Givaudan SA (Registered)	607	3,327,796
Helvetia Holding AG (Registered)	2,387	411,771
Julius Baer Group Ltd.	13,801	830,000
Kuehne + Nagel International AG (Registered)	3,171	864,733
Logitech International SA (Registered)	10,814	965,447
Lonza Group AG (Registered)	4,826	3,048,360
Novartis AG (Registered)	129,404	14,853,900
Partners Group Holding AG	1,477	2,216,329
Sandoz Group AG	26,685	1,112,046
Schindler Holding AG	2,599	761,567
Schindler Holding AG (Registered)	1,578	448,407
SGS SA (Registered)	9,714	1,082,789
SIG Group AG	19,813	441,511
Sika AG (Registered)	10,027	3,318,441
Sonova Holding AG (Registered)	3,377	1,212,185
Straumann Holding AG (Registered)	7,332	1,197,671
Swatch Group AG (The)(x)	1,935	414,390
Swatch Group AG (The) (Registered)	3,219	137,873
Swiss Life Holding AG (Registered)	1,928	1,608,280
Swiss Prime Site AG (Registered)	4,960	555,865
Swisscom AG (Registered)	1,712	1,117,599
Temenos AG (Registered)	4,386	306,789
UBS Group AG (Registered)	214,839	6,615,117
VAT Group AG(m)	1,756	893,820
Zurich Insurance Group AG	9,554	5,754,864

		73,220,395

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (9.8%)
3i Group plc	64,036	2,829,507
Admiral Group plc	17,395	647,454
Ashtead Group plc	28,735	2,222,823
Associated British Foods plc	22,874	713,464
AstraZeneca plc	101,782	15,768,654
Auto Trader Group plc(m)	60,248	699,000
Aviva plc	176,940	1,144,004
BAE Systems plc	199,663	3,303,376
Barclays plc	983,642	2,953,013
Barratt Developments plc	90,709	580,536
Berkeley Group Holdings plc	6,639	418,948
British American Tobacco plc	131,196	4,777,964
BT Group plc(x)	412,244	815,150
Bunzl plc	21,688	1,024,711
Centrica plc	352,616	549,923
CK Hutchison Holdings Ltd.	177,263	1,019,270
Coca-Cola Europacific Partners plc	13,237	1,042,414
Compass Group plc	111,108	3,556,187
Croda International plc	8,908	502,226
DCC plc	6,373	434,113
Diageo plc	145,798	5,073,888
Entain plc	42,462	433,265
Halma plc	25,356	884,104
Hargreaves Lansdown plc	22,644	337,403
HSBC Holdings plc	1,216,756	10,886,157
Imperial Brands plc	53,622	1,557,822
Informa plc	90,143	988,478
InterContinental Hotels Group plc	10,698	1,163,667
Intertek Group plc	10,427	719,323
J Sainsbury plc	104,583	413,035
JD Sports Fashion plc	165,761	341,397
Kingfisher plc	122,014	525,268
Land Securities Group plc (REIT)	46,247	402,513
Legal & General Group plc	396,478	1,199,551
Lloyds Banking Group plc	4,124,425	3,242,320
London Stock Exchange Group plc	31,416	4,292,566
M&G plc	144,756	401,384
Melrose Industries plc	86,055	524,288
National Grid plc	314,262	4,327,572
NatWest Group plc	431,424	1,983,589
Next plc	7,725	1,010,279
Pearson plc	39,339	533,043
Persimmon plc	21,619	475,029
Phoenix Group Holdings plc	48,276	361,116
Reckitt Benckiser Group plc	46,332	2,835,157
RELX plc	122,826	5,762,207
Rentokil Initial plc	163,551	796,795
Rolls-Royce Holdings plc*	551,312	3,885,868
Sage Group plc (The)	67,451	923,880
Schroders plc	52,305	244,193
Segro plc (REIT)	81,627	953,807
Severn Trent plc	17,625	622,554
Smith & Nephew plc	58,342	903,244
Smiths Group plc	23,177	519,643
Spirax Group plc	4,767	478,949
SSE plc	71,681	1,804,553
Standard Chartered plc	145,938	1,547,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Taylor Wimpey plc	225,579	$495,509
Tesco plc	461,460	2,212,996
Unilever plc	164,306	10,629,778
United Utilities Group plc	45,739	639,331
Vodafone Group plc	1,501,582	1,506,458
Whitbread plc	12,208	511,515
Wise plc, Class A*	40,435	363,010
WPP plc	70,671	721,099

		125,437,577

United States (8.1%)
Alcon, Inc.	32,875	3,275,264
BP plc	1,086,067	5,687,552
CSL Ltd.	31,777	6,289,294
CyberArk Software Ltd.*	2,723	794,054
Experian plc	60,259	3,166,942
Ferrovial SE	33,578	1,442,018
GSK plc	272,132	5,517,435
Haleon plc	480,024	2,521,507
Holcim AG	34,253	3,341,322
James Hardie Industries plc (CHDI)*	28,663	1,138,042
Monday.com Ltd.*	2,421	672,481
Nestle SA (Registered)	172,150	17,281,106
QIAGEN NV*	14,404	648,888
Roche Holding AG (BMV Mexico Stock Exchange)	46,128	14,748,315
Roche Holding AG (OTC US Exchange)	2,161	738,930
Sanofi SA	74,798	8,567,597
Schneider Electric SE	35,776	9,406,442
Shell plc	414,041	13,423,639
Stellantis NV	139,043	1,920,457
Swiss Re AG	19,725	2,719,806
Tenaris SA	31,773	499,928

		103,801,019

Total Common Stocks (89.7%) (Cost $710,933,387)		1,149,138,381

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	6,000,000	6,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	10,891,696	10,891,696

Total Investment Companies		17,691,696

Total Short-Term Investments (1.4%) (Cost $17,691,696)		17,691,696

Total Investments in Securities (91.1%) (Cost $728,625,083)		1,166,830,077
Other Assets Less Liabilities (8.9%)		113,412,607

Net Assets (100%)		$1,280,242,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $15,226,424 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $26,903,812. This was collateralized by $11,017,167 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 10/15/24 – 5/15/54 and by cash of $17,691,696 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Financials	$236,752,486	18.5%
Industrials	199,044,315	15.5
Health Care	152,494,788	11.9
Consumer Discretionary	126,244,094	9.9
Consumer Staples	100,652,194	7.9
Information Technology	100,591,768	7.9
Materials	78,719,068	6.1
Communication Services	49,203,666	3.8
Energy	41,463,408	3.2
Utilities	38,959,916	3.0
Real Estate	25,012,678	2.0
Investment Companies	17,691,696	1.4
Cash and Other	113,412,607	8.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	878	12/2024	EUR	49,160,489	1,548,493
FTSE 100 Index	273	12/2024	GBP	30,251,977	(136,109)
MSCI EAFE E-Mini Index	23	12/2024	USD	2,860,970	5,670
SPI 200 Index	87	12/2024	AUD	12,489,618	194,183
TOPIX Index	166	12/2024	JPY	30,578,187	1,010,860

					2,623,097

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,268,264	USD	1,529,556	HSBC Bank plc	12/20/2024	39,875
EUR	5,259,619	USD	5,872,906	HSBC Bank plc	12/20/2024	1,019
GBP	2,780,956	USD	3,670,987	HSBC Bank plc	12/20/2024	46,320
USD	648,145	JPY	91,310,188	HSBC Bank plc	12/20/2024	5,770

Total unrealized appreciation						92,984

JPY	511,855,928	USD	3,690,834	HSBC Bank plc	12/20/2024	(89,887)
USD	538,779	JPY	77,025,566	HSBC Bank plc	12/20/2024	(3,102)

Total unrealized depreciation						(92,989)

Net unrealized depreciation						(5)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$89,734,585	$—		$89,734,585
Austria	—	2,763,628	—		2,763,628
Belgium	—	9,038,518	441,406		9,479,924
Brazil	—	355,155	—		355,155
Burkina Faso	—	312,660	—		312,660
Chile	—	677,853	—		677,853
China	—	5,664,622	—		5,664,622
Denmark	—	38,725,148	—		38,725,148
Finland	—	11,954,086	—		11,954,086
France	—	109,493,614	—		109,493,614
Germany	—	102,626,581	—		102,626,581
Hong Kong	790,296	21,066,211	—		21,856,507
Ireland	1,256,745	3,406,313	—		4,663,058
Israel	3,311,946	4,188,753	—		7,500,699
Italy	—	29,534,223	—		29,534,223
Japan	—	256,278,846	—		256,278,846
Jordan	—	274,525	—		274,525
Luxembourg	—	1,419,966	—		1,419,966
Macau	—	1,114,629	—		1,114,629
Netherlands	—	50,012,575	—		50,012,575
New Zealand	—	2,969,119	—		2,969,119
Norway	—	6,208,942	—		6,208,942
Poland	—	247,608	—		247,608
Portugal	—	1,851,506	—		1,851,506
Singapore	2,803,531	15,122,795	—		17,926,326
South Africa	—	2,700,418	—		2,700,418
South Korea	—	519,542	—		519,542
Spain	—	31,245,276	—		31,245,276
Sweden	—	38,567,769	—		38,567,769
Switzerland	—	73,220,395	—		73,220,395
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,042,414	124,395,163	—		125,437,577
United States	1,466,535	102,334,484	—		103,801,019
Forward Currency Contracts	—	92,984	—		92,984
Futures	2,759,206	—	—		2,759,206
Short-Term Investments
Investment Companies	17,691,696	—	—		17,691,696

Total Assets	$31,122,369	$1,138,118,492	$441,406		$1,169,682,267

Liabilities:
Forward Currency Contracts	$—	$(92,989)	$—		$(92,989)
Futures	(136,109)	—	—		(136,109)

Total Liabilities	$(136,109)	$(92,989)	$—		$(229,098)

Total	$30,986,260	$1,138,025,503	$441,406		$1,169,453,169

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$529,369,260
Aggregate gross unrealized depreciation	(114,328,578)

Net unrealized appreciation	$415,040,682

Federal income tax cost of investments in securities and derivative instruments, if applicable	$754,412,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,162,123	$25,566,706
Verizon Communications, Inc.	682,261	30,640,342

		56,207,048

Entertainment (1.1%)
Electronic Arts, Inc.	39,674	5,690,839
Live Nation Entertainment, Inc.*	25,384	2,779,294
Netflix, Inc.*	69,557	49,334,693
Take-Two Interactive Software, Inc.*	25,954	3,989,389
Walt Disney Co. (The)	293,939	28,273,992
Warner Bros Discovery, Inc.*	349,810	2,885,933

		92,954,140

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A	949,602	157,491,492
Alphabet, Inc., Class C	778,466	130,151,731
Match Group, Inc.*	42,988	1,626,666
Meta Platforms, Inc., Class A	354,092	202,696,424

		491,966,313

Media (0.5%)
Charter Communications, Inc., Class A*	16,104	5,218,984
Comcast Corp., Class A	626,108	26,152,531
Fox Corp., Class A	34,219	1,448,490
Fox Corp., Class B	18,843	731,109
Interpublic Group of Cos., Inc. (The)	63,801	2,018,026
News Corp., Class A	58,657	1,562,036
News Corp., Class B	19,037	532,084
Omnicom Group, Inc.	31,783	3,286,044
Paramount Global, Class B(x)	84,371	896,020

		41,845,324

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	79,425	16,390,143

Total Communication Services		699,362,968

Consumer Discretionary (9.1%)
Automobile Components (0.1%)
Aptiv plc*	43,997	3,168,224
BorgWarner, Inc.	39,168	1,421,407

		4,589,631

Automobiles (1.5%)
Ford Motor Co.	625,692	6,607,308
General Motors Co.	182,161	8,168,099
Tesla, Inc.*	449,696	117,653,964

		132,429,371

Broadline Retail (3.3%)
Amazon.com, Inc.*	1,513,959	282,095,981
eBay, Inc.	79,255	5,160,293

		287,256,274

Distributors (0.1%)
Genuine Parts Co.	23,306	3,255,382
LKQ Corp.	43,899	1,752,448
Pool Corp.	6,374	2,401,723

		7,409,553

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	70,887	8,989,180
Booking Holdings, Inc.	5,433	22,884,448
Caesars Entertainment, Inc.*	38,009	1,586,496
Carnival Corp.*	158,970	2,937,766
Chipotle Mexican Grill, Inc.*	221,959	12,789,278
Darden Restaurants, Inc.	18,511	3,038,210
Domino’s Pizza, Inc.	5,755	2,475,456
Expedia Group, Inc.*	19,980	2,957,440
Hilton Worldwide Holdings, Inc.	39,933	9,204,556
Las Vegas Sands Corp.	54,829	2,760,092
Marriott International, Inc., Class A	37,871	9,414,731
McDonald’s Corp.	116,264	35,403,551
MGM Resorts International*	36,282	1,418,263
Norwegian Cruise Line Holdings Ltd.*	73,734	1,512,284
Royal Caribbean Cruises Ltd.	38,894	6,898,240
Starbucks Corp.	183,664	17,905,403
Wynn Resorts Ltd.	16,212	1,554,406
Yum! Brands, Inc.	46,475	6,493,022

		150,222,822

Household Durables (0.4%)
DR Horton, Inc.	47,559	9,072,830
Garmin Ltd.	24,933	4,388,956
Lennar Corp., Class A	38,872	7,287,723
Mohawk Industries, Inc.*	9,324	1,498,180
NVR, Inc.*	495	4,856,841
PulteGroup, Inc.	34,426	4,941,164

		32,045,694

Leisure Products (0.0%)†
Hasbro, Inc.	22,159	1,602,539

Specialty Retail (1.7%)
AutoZone, Inc.*	2,769	8,722,461
Best Buy Co., Inc.	30,653	3,166,455
CarMax, Inc.*	25,347	1,961,351
Home Depot, Inc. (The)	160,717	65,122,528
Lowe’s Cos., Inc.	92,356	25,014,623
O’Reilly Automotive, Inc.*	9,401	10,826,192
Ross Stores, Inc.	54,064	8,137,173
TJX Cos., Inc. (The)	183,170	21,529,802
Tractor Supply Co.	17,706	5,151,206
Ulta Beauty, Inc.*	7,896	3,072,491

		152,704,282

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	25,002	3,986,569
Lululemon Athletica, Inc.*	18,597	5,046,296
NIKE, Inc., Class B	194,728	17,213,955
Ralph Lauren Corp.	6,793	1,316,959
Tapestry, Inc.	35,037	1,646,038

		29,209,817

Total Consumer Discretionary		797,469,983

Consumer Staples (5.3%)
Beverages (1.2%)
Brown-Forman Corp., Class B	28,282	1,391,474
Coca-Cola Co. (The)	628,673	45,176,442
Constellation Brands, Inc., Class A	25,395	6,544,037
Keurig Dr Pepper, Inc.	171,877	6,441,950
Molson Coors Beverage Co., Class B	27,682	1,592,269
Monster Beverage Corp.*	115,907	6,046,868
PepsiCo, Inc.	222,623	37,857,041

		105,050,081

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	71,854	63,700,008
Dollar General Corp.	35,885	3,034,794
Dollar Tree, Inc.*	33,803	2,377,027
Kroger Co. (The)	109,519	6,275,439
Sysco Corp.	78,244	6,107,727
Target Corp.	74,627	11,631,364
Walgreens Boots Alliance, Inc.	121,078	1,084,859
Walmart, Inc.	704,909	56,921,402

		151,132,620

Food Products (0.7%)
Archer-Daniels-Midland Co.	76,562	4,573,814
Bunge Global SA	24,251	2,343,617
Campbell Soup Co.	31,813	1,556,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Conagra Brands, Inc.	78,045	$2,538,023
General Mills, Inc.	89,630	6,619,175
Hershey Co. (The)	23,833	4,570,693
Hormel Foods Corp.	47,636	1,510,061
J M Smucker Co. (The)	18,091	2,190,820
Kellanova	41,544	3,353,016
Kraft Heinz Co. (The)	143,053	5,022,591
Lamb Weston Holdings, Inc.	23,934	1,549,487
McCormick & Co., Inc. (Non-Voting)	41,200	3,390,760
Mondelez International, Inc., Class A	216,501	15,949,629
Tyson Foods, Inc., Class A	45,287	2,697,294

		57,865,272

Household Products (1.1%)
Church & Dwight Co., Inc.	39,433	4,129,424
Clorox Co. (The)	19,800	3,225,618
Colgate-Palmolive Co.	132,430	13,747,558
Kimberly-Clark Corp.	54,588	7,766,781
Procter & Gamble Co. (The)	381,535	66,081,862

		94,951,243

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	36,821	3,670,686
Kenvue, Inc.	313,926	7,261,108

		10,931,794

Tobacco (0.5%)
Altria Group, Inc.	276,538	14,114,500
Philip Morris International, Inc.	251,996	30,592,314

		44,706,814

Total Consumer Staples		464,637,824

Energy (3.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	162,341	5,868,627
Halliburton Co.	144,302	4,191,973
Schlumberger NV	229,324	9,620,142

		19,680,742

Oil, Gas & Consumable Fuels (2.8%)
APA Corp.	58,815	1,438,615
Chevron Corp.	275,674	40,598,510
ConocoPhillips	188,210	19,814,749
Coterra Energy, Inc.	119,352	2,858,480
Devon Energy Corp.	102,426	4,006,905
Diamondback Energy, Inc.	29,355	5,060,802
EOG Resources, Inc.	92,156	11,328,737
EQT Corp.	98,448	3,607,135
Exxon Mobil Corp.	720,075	84,407,192
Hess Corp.	45,608	6,193,566
Kinder Morgan, Inc.	307,850	6,800,407
Marathon Oil Corp.	89,362	2,379,710
Marathon Petroleum Corp.	54,244	8,836,890
Occidental Petroleum Corp.	109,369	5,636,878
ONEOK, Inc.	93,842	8,551,822
Phillips 66	67,840	8,917,568
Targa Resources Corp.	35,119	5,197,963
Valero Energy Corp.	51,903	7,008,462
Williams Cos., Inc. (The)	197,559	9,018,568

		241,662,959

Total Energy		261,343,701

Financials (11.7%)
Banks (2.8%)
Bank of America Corp.	1,094,146	43,415,713
Citigroup, Inc.	309,207	19,356,358
Citizens Financial Group, Inc.	73,713	3,027,393
Fifth Third Bancorp	112,880	4,835,779
Huntington Bancshares, Inc.	230,883	3,393,980
JPMorgan Chase & Co.	461,132	97,234,294
KeyCorp	146,195	2,448,766
M&T Bank Corp.	27,000	4,809,240
PNC Financial Services Group, Inc. (The)‡	64,240	11,874,764
Regions Financial Corp.	148,946	3,474,910
Truist Financial Corp.	215,318	9,209,151
US Bancorp	251,790	11,514,357
Wells Fargo & Co.	551,669	31,163,782

		245,758,487

Capital Markets (2.7%)
Ameriprise Financial, Inc.	15,812	7,428,636
Bank of New York Mellon Corp. (The)	119,052	8,555,077
BlackRock, Inc.‡	22,568	21,428,542
Blackstone, Inc.	116,432	17,829,232
Cboe Global Markets, Inc.	17,559	3,597,312
Charles Schwab Corp. (The)	242,124	15,692,056
CME Group, Inc.	58,240	12,850,656
FactSet Research Systems, Inc.	6,390	2,938,442
Franklin Resources, Inc.	45,692	920,694
Goldman Sachs Group, Inc. (The)	51,184	25,341,710
Intercontinental Exchange, Inc.	93,055	14,948,355
Invesco Ltd.	69,423	1,219,068
KKR & Co., Inc.	109,829	14,341,471
MarketAxess Holdings, Inc.	6,055	1,551,291
Moody’s Corp.	25,382	12,046,043
Morgan Stanley	201,907	21,046,786
MSCI, Inc.	12,633	7,364,155
Nasdaq, Inc.	65,760	4,801,138
Northern Trust Corp.	32,383	2,915,441
Raymond James Financial, Inc.	30,027	3,677,106
S&P Global, Inc.	51,897	26,811,028
State Street Corp.	49,424	4,372,541
T. Rowe Price Group, Inc.	36,471	3,972,786

		235,649,566

Consumer Finance (0.5%)
American Express Co.	91,025	24,685,980
Capital One Financial Corp.	61,412	9,195,219
Discover Financial Services	40,983	5,749,505
Synchrony Financial	64,607	3,222,597

		42,853,301

Financial Services (3.7%)
Berkshire Hathaway, Inc., Class B*	296,888	136,645,671
Corpay, Inc.*	10,968	3,430,352
Fidelity National Information Services, Inc.	88,062	7,375,192
Fiserv, Inc.*	93,311	16,763,321
Global Payments, Inc.	40,911	4,190,105
Jack Henry & Associates, Inc.	12,223	2,157,848
Mastercard, Inc., Class A	133,719	66,030,442
PayPal Holdings, Inc.*	165,695	12,929,181
Visa, Inc., Class A	270,739	74,439,688

		323,961,800

Insurance (2.0%)
Aflac, Inc.	81,690	9,132,942
Allstate Corp. (The)	42,336	8,029,022
American International Group, Inc.	104,369	7,642,942
Aon plc, Class A	35,146	12,160,165
Arch Capital Group Ltd.*	61,354	6,864,286
Arthur J Gallagher & Co.	35,284	9,927,859
Assurant, Inc.	7,975	1,585,909
Brown & Brown, Inc.	37,855	3,921,778
Chubb Ltd.	60,885	17,558,625
Cincinnati Financial Corp.	26,215	3,568,386
Erie Indemnity Co., Class A	4,043	2,182,492
Everest Group Ltd.	6,830	2,676,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Globe Life, Inc.	14,351	$1,519,914
Hartford Financial Services Group, Inc. (The)	48,502	5,704,320
Loews Corp.	30,426	2,405,175
Marsh & McLennan Cos., Inc.	79,702	17,780,719
MetLife, Inc.	94,710	7,811,681
Principal Financial Group, Inc.	34,630	2,974,717
Progressive Corp. (The)	94,922	24,087,407
Prudential Financial, Inc.	57,686	6,985,775
Travelers Cos., Inc. (The)	36,726	8,598,291
W.R. Berkley Corp.	48,851	2,771,317
Willis Towers Watson plc	16,300	4,800,839

		170,690,760

Total Financials		1,018,913,914

Health Care (10.5%)
Biotechnology (1.7%)
AbbVie, Inc.	286,282	56,534,969
Amgen, Inc.	87,088	28,060,624
Biogen, Inc.*	23,342	4,524,613
Gilead Sciences, Inc.	201,783	16,917,487
Incyte Corp.*	26,236	1,734,200
Moderna, Inc.*	55,020	3,676,987
Regeneron Pharmaceuticals, Inc.*	17,199	18,080,277
Vertex Pharmaceuticals, Inc.*	41,832	19,455,227

		148,984,384

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	281,995	32,150,250
Align Technology, Inc.*	11,504	2,925,697
Baxter International, Inc.	81,428	3,091,821
Becton Dickinson & Co.	46,592	11,233,331
Boston Scientific Corp.*	238,677	20,001,133
Cooper Cos., Inc. (The)*	33,491	3,695,397
Dexcom, Inc.*	66,085	4,430,338
Edwards Lifesciences Corp.*	98,943	6,529,249
GE HealthCare Technologies, Inc.	76,182	7,149,681
Hologic, Inc.*	36,980	3,012,391
IDEXX Laboratories, Inc.*	13,340	6,739,635
Insulet Corp.*	10,964	2,551,871
Intuitive Surgical, Inc.*	57,489	28,242,621
Medtronic plc	207,878	18,715,256
ResMed, Inc.	23,567	5,753,176
Solventum Corp.*	20,748	1,446,550
STERIS plc	15,766	3,823,886
Stryker Corp.	55,949	20,212,136
Teleflex, Inc.	7,466	1,846,491
Zimmer Biomet Holdings, Inc.	33,513	3,617,728

		187,168,638

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	40,514	4,477,607
Cencora, Inc.	28,274	6,363,912
Centene Corp.*	85,257	6,418,147
Cigna Group (The)	45,308	15,696,503
CVS Health Corp.	203,195	12,776,902
DaVita, Inc.*	7,996	1,310,784
Elevance Health, Inc.	37,584	19,543,680
HCA Healthcare, Inc.	30,116	12,240,046
Henry Schein, Inc.*	19,683	1,434,891
Humana, Inc.	19,804	6,272,719
Labcorp Holdings, Inc.	13,299	2,972,060
McKesson Corp.	20,955	10,360,571
Molina Healthcare, Inc.*	9,532	3,284,346
Quest Diagnostics, Inc.	17,805	2,764,226
UnitedHealth Group, Inc.	149,664	87,505,548
Universal Health Services, Inc., Class B	9,278	2,124,755

		195,546,697

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	46,914	6,965,791
Bio-Techne Corp.	25,159	2,010,959
Charles River Laboratories International, Inc.*	8,109	1,597,230
Danaher Corp.	104,177	28,963,289
IQVIA Holdings, Inc.*	28,069	6,651,511
Mettler-Toledo International, Inc.*	3,464	5,194,961
Revvity, Inc.	19,324	2,468,641
Thermo Fisher Scientific, Inc.	61,912	38,296,906
Waters Corp.*	9,917	3,569,029
West Pharmaceutical Services, Inc.	11,517	3,456,942

		99,175,259

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	328,592	17,001,350
Catalent, Inc.*	29,388	1,780,031
Eli Lilly and Co.	127,854	113,270,973
Johnson & Johnson	390,156	63,228,681
Merck & Co., Inc.	410,831	46,653,968
Pfizer, Inc.	918,434	26,579,480
Viatris, Inc.	203,019	2,357,051
Zoetis, Inc.	73,429	14,346,558

		285,218,092

Total Health Care		916,093,070

Industrials (7.7%)
Aerospace & Defense (1.8%)
Axon Enterprise, Inc.*	11,420	4,563,432
Boeing Co. (The)*	95,224	14,477,857
General Dynamics Corp.	41,796	12,630,751
General Electric Co.	175,741	33,141,238
Howmet Aerospace, Inc.	66,388	6,655,397
Huntington Ingalls Industries, Inc.	6,809	1,800,163
L3Harris Technologies, Inc.	31,301	7,445,569
Lockheed Martin Corp.	34,383	20,098,927
Northrop Grumman Corp.	22,281	11,765,928
RTX Corp.	215,600	26,122,096
Textron, Inc.	29,305	2,595,837
TransDigm Group, Inc.	9,065	12,936,933

		154,234,128

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	19,345	2,135,108
Expeditors International of Washington, Inc.	23,015	3,024,171
FedEx Corp.	36,480	9,983,846
United Parcel Service, Inc., Class B	118,369	16,138,430

		31,281,555

Building Products (0.5%)
A.O. Smith Corp.	20,952	1,882,118
Allegion plc	13,802	2,011,503
Builders FirstSource, Inc.*	19,562	3,792,289
Carrier Global Corp.	135,274	10,888,204
Johnson Controls International plc	107,383	8,333,995
Masco Corp.	34,932	2,932,192
Trane Technologies plc	36,576	14,218,189

		44,058,490

Commercial Services & Supplies (0.5%)
Cintas Corp.	55,530	11,432,516
Copart, Inc.*	144,380	7,565,512
Republic Services, Inc.	32,653	6,558,029
Rollins, Inc.	44,224	2,236,850
Veralto Corp.	40,050	4,479,993
Waste Management, Inc.	58,994	12,247,154

		44,520,054

Construction & Engineering (0.1%)
Quanta Services, Inc.	24,108	7,187,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.7%)
AMETEK, Inc.	37,963	$6,518,627
Eaton Corp. plc	64,522	21,385,172
Emerson Electric Co.	92,020	10,064,227
GE Vernova, Inc.*	44,222	11,275,725
Generac Holdings, Inc.*	10,635	1,689,689
Hubbell, Inc., Class B	8,571	3,671,388
Rockwell Automation, Inc.	18,223	4,892,147

		59,496,975

Ground Transportation (0.9%)
CSX Corp.	314,223	10,850,120
JB Hunt Transport Services, Inc.	12,857	2,215,647
Norfolk Southern Corp.	36,645	9,106,282
Old Dominion Freight Line, Inc.	30,070	5,973,105
Uber Technologies, Inc.*	340,511	25,592,807
Union Pacific Corp.	98,736	24,336,449

		78,074,410

Industrial Conglomerates (0.4%)
3M Co.	89,037	12,171,358
Honeywell International, Inc.	105,541	21,816,380

		33,987,738

Machinery (1.5%)
Caterpillar, Inc.	78,590	30,738,121
Cummins, Inc.	22,456	7,271,028
Deere & Co.	41,537	17,334,636
Dover Corp.	22,412	4,297,277
Fortive Corp.	56,176	4,433,972
IDEX Corp.	12,673	2,718,359
Illinois Tool Works, Inc.	43,789	11,475,783
Ingersoll Rand, Inc.	66,574	6,534,904
Nordson Corp.	8,819	2,316,134
Otis Worldwide Corp.	64,280	6,681,263
PACCAR, Inc.	85,957	8,482,237
Parker-Hannifin Corp.	20,781	13,129,851
Pentair plc	26,646	2,605,712
Snap-on, Inc.	8,273	2,396,771
Stanley Black & Decker, Inc.	23,802	2,621,314
Westinghouse Air Brake Technologies Corp.	28,516	5,183,353
Xylem, Inc.	39,752	5,367,713

		133,588,428

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	104,271	5,295,924
Southwest Airlines Co.	100,080	2,965,370
United Airlines Holdings, Inc.*	52,376	2,988,575

		11,249,869

Professional Services (0.6%)
Automatic Data Processing, Inc.	66,094	18,290,193
Broadridge Financial Solutions, Inc.	18,454	3,968,164
Dayforce, Inc.*	26,672	1,633,660
Equifax, Inc.	20,063	5,895,713
Jacobs Solutions, Inc.	20,569	2,692,482
Leidos Holdings, Inc.	21,976	3,582,088
Paychex, Inc.	51,155	6,864,489
Paycom Software, Inc.	8,486	1,413,513
Verisk Analytics, Inc.	23,316	6,247,755

		50,588,057

Trading Companies & Distributors (0.3%)
Fastenal Co.	94,123	6,722,265
United Rentals, Inc.	10,783	8,731,319
W.W. Grainger, Inc.	7,135	7,411,909

		22,865,493

Total Industrials		671,132,997

Information Technology (28.6%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	41,886	16,076,685
Cisco Systems, Inc.	652,973	34,751,223
F5, Inc.*	9,613	2,116,783
Juniper Networks, Inc.	51,801	2,019,203
Motorola Solutions, Inc.	26,942	12,113,931

		67,077,825

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	194,554	12,677,139
CDW Corp.	21,672	4,904,374
Corning, Inc.	123,430	5,572,864
Jabil, Inc.	18,055	2,163,531
Keysight Technologies, Inc.*	28,255	4,490,567
Teledyne Technologies, Inc.*	7,503	3,283,763
Trimble, Inc.*	39,660	2,462,489
Zebra Technologies Corp., Class A*	8,500	3,147,720

		38,702,447

IT Services (1.1%)
Accenture plc, Class A	101,522	35,885,997
Akamai Technologies, Inc.*	24,311	2,454,196
Amentum Holdings, Inc.*	20,569	663,350
Cognizant Technology Solutions Corp., Class A	81,649	6,301,670
EPAM Systems, Inc.*	9,238	1,838,639
Gartner, Inc.*	12,316	6,241,256
GoDaddy, Inc., Class A*	22,404	3,512,499
International Business Machines Corp.	149,296	33,006,360
TE Connectivity plc	48,756	7,361,668
VeriSign, Inc.*	13,428	2,550,783

		99,816,418

Semiconductors & Semiconductor Equipment (10.0%)
Advanced Micro Devices, Inc.*	262,317	43,040,973
Analog Devices, Inc.	80,425	18,511,422
Applied Materials, Inc.	134,195	27,114,100
Broadcom, Inc.	754,444	130,141,590
Enphase Energy, Inc.*	22,985	2,597,765
First Solar, Inc.*	17,385	4,336,514
Intel Corp.	690,184	16,191,717
KLA Corp.	21,787	16,872,071
Lam Research Corp.	21,131	17,244,586
Microchip Technology, Inc.	86,168	6,918,429
Micron Technology, Inc.	179,716	18,638,346
Monolithic Power Systems, Inc.	7,939	7,339,606
NVIDIA Corp.	3,987,064	484,189,052
NXP Semiconductors NV	41,074	9,858,171
ON Semiconductor Corp.*	68,650	4,984,676
Qorvo, Inc.*	16,614	1,716,226
QUALCOMM, Inc.	180,552	30,702,868
Skyworks Solutions, Inc.	26,386	2,606,145
Teradyne, Inc.	25,476	3,412,001
Texas Instruments, Inc.	147,983	30,568,848

		876,985,106

Software (9.3%)
Adobe, Inc.*	71,864	37,209,742
ANSYS, Inc.*	13,847	4,412,070
Autodesk, Inc.*	35,300	9,724,444
Cadence Design Systems, Inc.*	44,907	12,171,144
Crowdstrike Holdings, Inc., Class A*	37,200	10,433,484
Fair Isaac Corp.*	3,942	7,661,356
Fortinet, Inc.*	101,582	7,877,684
Gen Digital, Inc.	91,093	2,498,681
Intuit, Inc.	45,308	28,136,268
Microsoft Corp.	1,204,715	518,388,864
Oracle Corp.	259,062	44,144,165
Palantir Technologies, Inc., Class A*	326,386	12,141,559
Palo Alto Networks, Inc.*	52,480	17,937,664
PTC, Inc.*	19,047	3,441,031
Roper Technologies, Inc.	17,586	9,785,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce, Inc.	157,051	$42,986,429
ServiceNow, Inc.*	33,388	29,861,893
Synopsys, Inc.*	24,708	12,511,884
Tyler Technologies, Inc.*	6,876	4,013,659

		815,337,575

Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.	2,464,222	574,163,726
Dell Technologies, Inc., Class C	46,625	5,526,927
Hewlett Packard Enterprise Co.	212,447	4,346,666
HP, Inc.	158,601	5,689,018
NetApp, Inc.	33,301	4,113,006
Seagate Technology Holdings plc	33,084	3,623,691
Super Micro Computer, Inc.*	8,260	3,439,464
Western Digital Corp.*	52,901	3,612,609

		604,515,107

Total Information Technology		2,502,434,478

Materials (2.0%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	36,478	10,860,960
Albemarle Corp.	20,094	1,903,103
Celanese Corp.	16,801	2,284,264
CF Industries Holdings, Inc.	30,402	2,608,492
Corteva, Inc.	111,981	6,583,363
Dow, Inc.	111,474	6,089,825
DuPont de Nemours, Inc.	68,150	6,072,847
Eastman Chemical Co.	18,033	2,018,794
Ecolab, Inc.	40,859	10,432,528
FMC Corp.	21,761	1,434,920
International Flavors & Fragrances, Inc.	41,586	4,363,619
Linde plc	77,912	37,153,116
LyondellBasell Industries NV, Class A	43,369	4,159,087
Mosaic Co. (The)	49,687	1,330,618
PPG Industries, Inc.	38,378	5,083,550
Sherwin-Williams Co. (The)	37,614	14,356,135

		116,735,221

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	10,121	5,447,628
Vulcan Materials Co.	21,824	5,465,384

		10,913,012

Containers & Packaging (0.2%)
Amcor plc	240,856	2,728,898
Avery Dennison Corp.	13,509	2,982,247
Ball Corp.	48,302	3,280,189
International Paper Co.	55,379	2,705,264
Packaging Corp. of America	14,579	3,140,317
Smurfit WestRock plc	79,967	3,951,969

		18,788,884

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	231,617	11,562,321
Newmont Corp.	185,970	9,940,097
Nucor Corp.	39,316	5,910,767
Steel Dynamics, Inc.	22,564	2,844,869

		30,258,054

Total Materials		176,695,171

Real Estate (2.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	24,762	2,940,488
Healthpeak Properties, Inc. (REIT)	119,969	2,743,691
Ventas, Inc. (REIT)	66,103	4,239,185
Welltower, Inc. (REIT)	93,792	12,008,190

		21,931,554

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	108,622	1,911,747

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	150,068	18,950,587

Office REITs (0.0%)†
BXP, Inc. (REIT)	23,161	1,863,534

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	48,819	6,076,989
CoStar Group, Inc.*	66,675	5,029,962

		11,106,951

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	23,058	5,193,814
Camden Property Trust (REIT)	17,089	2,111,004
Equity Residential (REIT)	54,629	4,067,675
Essex Property Trust, Inc. (REIT)	10,230	3,022,147
Invitation Homes, Inc. (REIT)	90,787	3,201,150
Mid-America Apartment Communities, Inc. (REIT)	18,973	3,014,810
UDR, Inc. (REIT)	50,546	2,291,756

		22,902,356

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	12,057	1,386,193
Kimco Realty Corp. (REIT)	106,714	2,477,899
Realty Income Corp. (REIT)	140,002	8,878,927
Regency Centers Corp. (REIT)	27,296	1,971,590
Simon Property Group, Inc. (REIT)	49,672	8,395,562

		23,110,171

Specialized REITs (0.9%)
American Tower Corp. (REIT)	75,703	17,605,490
Crown Castle, Inc. (REIT)	71,197	8,446,100
Digital Realty Trust, Inc. (REIT)	49,881	8,072,242
Equinix, Inc. (REIT)	15,367	13,640,210
Extra Space Storage, Inc. (REIT)	34,513	6,218,897
Iron Mountain, Inc. (REIT)	47,916	5,693,858
Public Storage (REIT)	25,530	9,289,601
SBA Communications Corp. (REIT)	17,214	4,143,410
VICI Properties, Inc. (REIT), Class A	169,550	5,647,711
Weyerhaeuser Co. (REIT)	116,150	3,932,839

		82,690,358

Total Real Estate		184,467,258

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	41,253	2,503,645
American Electric Power Co., Inc.	86,985	8,924,661
Constellation Energy Corp.	50,679	13,177,554
Duke Energy Corp.	125,123	14,426,682
Edison International	62,310	5,426,578
Entergy Corp.	35,465	4,667,549
Evergy, Inc.	38,850	2,409,088
Eversource Energy	56,357	3,835,094
Exelon Corp.	163,255	6,619,990
FirstEnergy Corp.	82,169	3,644,195
NextEra Energy, Inc.	332,990	28,147,645
NRG Energy, Inc.	32,553	2,965,578
PG&E Corp.	351,581	6,950,756
Pinnacle West Capital Corp.	18,909	1,675,148
PPL Corp.	117,575	3,889,381
Southern Co. (The)	177,218	15,981,519
Xcel Energy, Inc.	89,546	5,847,354

		131,092,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	24,425	$3,387,992

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	114,608	2,299,036
Vistra Corp.	54,935	6,511,995

		8,811,031

Multi-Utilities (0.6%)
Ameren Corp.	44,491	3,891,183
CenterPoint Energy, Inc.	104,103	3,062,710
CMS Energy Corp.	47,832	3,378,374
Consolidated Edison, Inc.	56,851	5,919,895
Dominion Energy, Inc.	134,367	7,765,069
DTE Energy Co.	33,086	4,248,573
NiSource, Inc.	71,223	2,467,877
Public Service Enterprise Group, Inc.	81,826	7,299,698
Sempra	103,870	8,686,648
WEC Energy Group, Inc.	50,856	4,891,330

		51,611,357

Water Utilities (0.1%)
American Water Works Co., Inc.	31,177	4,559,324

Total Utilities		199,462,121

Total Common Stocks (90.3%) (Cost $2,200,311,804)		7,892,013,485

SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	319,060,588	319,252,025

Total Short-Term Investments (3.7%) (Cost $319,172,381)		319,252,025

Total Investments in Securities (94.0%) (Cost $2,519,484,185)		8,211,265,510
Other Assets Less Liabilities (6.0%)		523,501,375

Net Assets (100%)		$8,734,766,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)

All or a portion of security is on loan at September 30, 2024. The Portfolio had loaned securities with a total value of $2,867. This was collateralized by $2,976 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	64,240	11,971,453	—	(2,072,375)	1,150,384	825,302	11,874,764	336,836	—
Capital Markets
BlackRock, Inc.	22,568	21,859,339	—	(3,557,355)	2,256,205	870,353	21,428,542	370,709	—

Total		33,830,792	—	(5,629,730)	3,406,589	1,695,655	33,303,306	707,545	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,915	12/2024	USD	847,426,938	18,929,912

					18,929,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$699,362,968	$—	$—	$699,362,968
Consumer Discretionary	797,469,983	—	—	797,469,983
Consumer Staples	464,637,824	—	—	464,637,824
Energy	261,343,701	—	—	261,343,701
Financials	1,018,913,914	—	—	1,018,913,914
Health Care	916,093,070	—	—	916,093,070
Industrials	671,132,997	—	—	671,132,997
Information Technology	2,502,434,478	—	—	2,502,434,478
Materials	176,695,171	—	—	176,695,171
Real Estate	184,467,258	—	—	184,467,258
Utilities	199,462,121	—	—	199,462,121
Futures	18,929,912	—	—	18,929,912
Short-Term Investments
Investment Companies	319,252,025	—	—	319,252,025

Total Assets	$8,230,195,422	$—	$—	$8,230,195,422

Total Liabilities	$—	$—	$—	$—

Total	$8,230,195,422	$—	$—	$8,230,195,422

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,832,318,167
Aggregate gross unrealized depreciation	(150,545,702)

Net unrealized appreciation	$5,681,772,465

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,548,422,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	61,623	$2,189,465
Iridium Communications, Inc.	33,112	1,008,261

		3,197,726

Entertainment (0.4%)
TKO Group Holdings, Inc., Class A*	18,148	2,245,089
Warner Music Group Corp., Class A	40,049	1,253,534

		3,498,623

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	82,766	854,145

Media (0.4%)
New York Times Co. (The), Class A	44,837	2,496,076
Nexstar Media Group, Inc., Class A	8,630	1,426,970

		3,923,046

Total Communication Services		11,473,540

Consumer Discretionary (13.1%)
Automobile Components (0.8%)
Autoliv, Inc.	20,240	1,889,809
Gentex Corp.	63,032	1,871,420
Goodyear Tire & Rubber Co. (The)*	82,835	733,090
Lear Corp.	15,606	1,703,395
Visteon Corp.*	7,378	702,680

		6,900,394

Automobiles (0.3%)
Harley-Davidson, Inc.	33,362	1,285,438
Thor Industries, Inc.	14,829	1,629,559

		2,914,997

Broadline Retail (0.4%)
Macy’s, Inc.	77,853	1,221,514
Nordstrom, Inc.	27,365	615,439
Ollie’s Bargain Outlet Holdings, Inc.*	16,926	1,645,207

		3,482,160

Diversified Consumer Services (1.2%)
Duolingo, Inc., Class A*	10,396	2,931,880
Graham Holdings Co., Class B	1,016	834,868
Grand Canyon Education, Inc.*	7,900	1,120,615
H&R Block, Inc.	38,757	2,463,007
Service Corp. International	40,398	3,188,614

		10,538,984

Hotels, Restaurants & Leisure (3.0%)
Aramark	74,207	2,874,037
Boyd Gaming Corp.	19,108	1,235,332
Choice Hotels International, Inc.	6,245	813,724
Churchill Downs, Inc.	20,037	2,709,203
Hilton Grand Vacations, Inc.*	18,488	671,484
Hyatt Hotels Corp., Class A	12,630	1,922,286
Light & Wonder, Inc.*	25,045	2,272,333
Marriott Vacations Worldwide Corp.	8,895	653,605
Planet Fitness, Inc., Class A*	23,627	1,918,985
Texas Roadhouse, Inc., Class A	18,637	3,291,294
Travel + Leisure Co.	20,098	926,116
Vail Resorts, Inc.	10,424	1,816,799
Wendy’s Co. (The)	48,215	844,727
Wingstop, Inc.	8,268	3,440,149
Wyndham Hotels & Resorts, Inc.	21,860	1,708,140

		27,098,214

Household Durables (1.8%)
KB Home	20,007	1,714,400
Taylor Morrison Home Corp., Class A*	28,916	2,031,638
Tempur Sealy International, Inc.	49,059	2,678,621
Toll Brothers, Inc.	28,417	4,390,142
TopBuild Corp.*	8,406	3,419,645
Whirlpool Corp.	15,230	1,629,610

		15,864,056

Leisure Products (0.6%)
Brunswick Corp.	18,459	1,547,234
Mattel, Inc.*	95,285	1,815,179
Polaris, Inc.	14,518	1,208,478
YETI Holdings, Inc.*	23,076	946,808

		5,517,699

Specialty Retail (3.9%)
Abercrombie & Fitch Co., Class A*	14,239	1,992,036
AutoNation, Inc.*	7,030	1,257,808
Burlington Stores, Inc.*	17,554	4,625,128
Dick’s Sporting Goods, Inc.	16,118	3,363,827
Five Below, Inc.*	15,237	1,346,189
Floor & Decor Holdings, Inc., Class A*	29,826	3,703,494
GameStop Corp., Class A*	106,785	2,448,580
Gap, Inc. (The)	61,885	1,364,564
Lithia Motors, Inc., Class A	7,479	2,375,629
Murphy USA, Inc.	5,171	2,548,631
Penske Automotive Group, Inc.	5,297	860,339
RH*	4,158	1,390,560
Valvoline, Inc.*	36,077	1,509,822
Williams-Sonoma, Inc.	35,739	5,536,686

		34,323,293

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	32,799	1,391,990
Carter’s, Inc.	9,456	614,451
Columbia Sportswear Co.	8,464	704,120
Crocs, Inc.*	16,632	2,408,480
PVH Corp.	15,653	1,578,292
Skechers USA, Inc., Class A*	36,715	2,456,968
Under Armour, Inc., Class A*	47,993	427,617
Under Armour, Inc., Class C*	44,247	369,905

		9,951,823

Total Consumer Discretionary		116,591,620

Consumer Staples (3.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	2,413	697,695
Celsius Holdings, Inc.*	42,502	1,332,863
Coca-Cola Consolidated, Inc.	1,574	2,072,013

		4,102,571

Consumer Staples Distribution & Retail (2.0%)
BJ’s Wholesale Club Holdings, Inc.*	36,620	3,020,418
Casey’s General Stores, Inc.	10,325	3,879,206
Performance Food Group Co.*	43,557	3,413,562
Sprouts Farmers Market, Inc.*	27,854	3,075,360
US Foods Holding Corp.*	66,243	4,073,944

		17,462,490

Food Products (0.9%)
Darling Ingredients, Inc.*	45,061	1,674,467
Flowers Foods, Inc.	53,331	1,230,346
Ingredion, Inc.	18,027	2,477,451
Lancaster Colony Corp.	5,376	949,240
Pilgrim’s Pride Corp.*	12,200	561,810
Post Holdings, Inc.*	13,101	1,516,441

		8,409,755

Personal Care Products (0.5%)
BellRing Brands, Inc.*	35,972	2,184,220
Coty, Inc., Class A*	106,857	1,003,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
e.l.f. Beauty, Inc.*	15,570	$1,697,597

		4,885,204

Total Consumer Staples		34,860,020

Energy (4.5%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	53,745	1,620,412
NOV, Inc.	112,947	1,803,764
Valaris Ltd.*	17,598	981,088
Weatherford International plc	20,413	1,733,472

		6,138,736

Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.	97,509	1,467,511
Antero Resources Corp.*	82,070	2,351,306
Chesapeake Energy Corp.(x)	31,017	2,551,148
Chord Energy Corp.	17,222	2,242,821
Civitas Resources, Inc.	25,940	1,314,380
CNX Resources Corp.*	43,473	1,415,916
DT Midstream, Inc.	25,982	2,043,744
HF Sinclair Corp.	44,099	1,965,492
Matador Resources Co.	32,470	1,604,667
Murphy Oil Corp.	40,406	1,363,298
Ovintiv, Inc.	71,267	2,730,239
PBF Energy, Inc., Class A	28,056	868,333
Permian Resources Corp.	165,725	2,255,517
Range Resources Corp.	69,478	2,137,143
Southwestern Energy Co.*	323,398	2,299,360
Texas Pacific Land Corp.	5,234	4,630,729
Viper Energy, Inc., Class A	24,882	1,122,427

		34,364,031

Total Energy		40,502,767

Financials (15.0%)
Banks (5.3%)
Associated Banc-Corp.	40,943	881,912
Bank OZK	29,125	1,252,084
Cadence Bank	52,617	1,675,851
Columbia Banking System, Inc.	59,403	1,551,012
Commerce Bancshares, Inc.	32,185	1,911,789
Cullen/Frost Bankers, Inc.	17,579	1,966,387
East West Bancorp, Inc.	39,263	3,248,621
First Financial Bankshares, Inc.	35,639	1,318,999
First Horizon Corp.	151,052	2,345,837
FNB Corp.	110,308	1,556,446
Glacier Bancorp, Inc.	31,519	1,440,418
Hancock Whitney Corp.	24,428	1,249,981
Home BancShares, Inc.	51,508	1,395,352
International Bancshares Corp.	14,923	892,246
New York Community Bancorp, Inc.(x)	80,770	907,047
Old National Bancorp	92,451	1,725,136
Pinnacle Financial Partners, Inc.	21,554	2,111,645
Prosperity Bancshares, Inc.	25,766	1,856,956
SouthState Corp.	20,959	2,036,796
Synovus Financial Corp.	41,416	1,841,769
Texas Capital Bancshares, Inc.*	12,520	894,679
UMB Financial Corp.	12,570	1,321,233
United Bankshares, Inc.	37,720	1,399,412
Valley National Bancorp	124,576	1,128,658
Webster Financial Corp.	48,424	2,257,043
Western Alliance Bancorp	28,863	2,496,361
Wintrust Financial Corp.	19,183	2,081,931
Zions Bancorp NA	41,339	1,952,028

		46,697,629

Capital Markets (3.2%)
Affiliated Managers Group, Inc.	8,766	1,558,595
Carlyle Group, Inc. (The)	60,709	2,614,130
Evercore, Inc., Class A	10,665	2,701,871
Federated Hermes, Inc., Class B	23,925	879,722
Hamilton Lane, Inc., Class A	10,324	1,738,458
Houlihan Lokey, Inc., Class A	15,847	2,504,143
Interactive Brokers Group, Inc., Class A	31,112	4,335,768
Janus Henderson Group plc	40,655	1,547,736
Jefferies Financial Group, Inc.	48,981	3,014,781
Morningstar, Inc.	7,442	2,374,891
SEI Investments Co.	31,111	2,152,570
Stifel Financial Corp.	31,772	2,983,391

		28,406,056

Consumer Finance (0.6%)
Ally Financial, Inc.	79,161	2,817,340
FirstCash Holdings, Inc.	11,053	1,268,885
SLM Corp.	67,644	1,547,018

		5,633,243

Financial Services (1.2%)
Essent Group Ltd.	29,249	1,880,418
Euronet Worldwide, Inc.*	12,096	1,200,286
MGIC Investment Corp.	72,944	1,867,366
Voya Financial, Inc.	28,557	2,262,286
Western Union Co. (The)	98,426	1,174,222
WEX, Inc.*	11,563	2,425,108

		10,809,686

Insurance (4.2%)
American Financial Group, Inc.	19,043	2,563,188
Brighthouse Financial, Inc.*	17,596	792,348
CNO Financial Group, Inc.	30,961	1,086,731
Fidelity National Financial, Inc.	74,631	4,631,600
First American Financial Corp.	28,630	1,889,866
Hanover Insurance Group, Inc. (The)	10,042	1,487,321
Kemper Corp.	16,970	1,039,412
Kinsale Capital Group, Inc.	6,154	2,865,118
Old Republic International Corp.	68,402	2,422,799
Primerica, Inc.	9,647	2,557,902
Reinsurance Group of America, Inc.	18,627	4,058,264
RenaissanceRe Holdings Ltd.	14,524	3,956,338
RLI Corp.	11,033	1,709,894
Ryan Specialty Holdings, Inc., Class A	28,735	1,907,717
Selective Insurance Group, Inc.	16,817	1,569,026
Unum Group	47,989	2,852,466

		37,389,990

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	145,593	2,922,052
Starwood Property Trust, Inc. (REIT)	90,251	1,839,315

		4,761,367

Total Financials		133,697,971

Health Care (9.0%)
Biotechnology (2.5%)
Arrowhead Pharmaceuticals, Inc.*	36,143	700,090
BioMarin Pharmaceutical, Inc.*	52,836	3,713,842
Cytokinetics, Inc.*	32,725	1,727,880
Exelixis, Inc.*	79,331	2,058,639
Halozyme Therapeutics, Inc.*	35,434	2,028,242
Neurocrine Biosciences, Inc.*	28,098	3,237,452
Roivant Sciences Ltd.*	113,958	1,315,075
Sarepta Therapeutics, Inc.*	26,537	3,314,206
United Therapeutics Corp.*	12,382	4,437,090

		22,532,516

Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	58,801	1,591,155
Enovis Corp.*	14,363	618,327
Envista Holdings Corp.*	48,978	967,805
Globus Medical, Inc., Class A*	31,628	2,262,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	14,289	$1,148,550
Lantheus Holdings, Inc.*	19,359	2,124,650
LivaNova plc*	15,145	795,719
Masimo Corp.*	12,387	1,651,559
Neogen Corp.*	55,910	939,847
Penumbra, Inc.*	10,833	2,104,960

		14,205,239

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	25,716	1,630,652
Amedisys, Inc.*	8,319	802,867
Chemed Corp.	4,100	2,463,977
Encompass Health Corp.	27,860	2,692,390
Ensign Group, Inc. (The)	15,694	2,257,111
HealthEquity, Inc.*	24,400	1,997,140
Option Care Health, Inc.*	47,791	1,495,858
R1 RCM, Inc.*	44,286	627,533
Tenet Healthcare Corp.*	26,905	4,471,611

		18,439,139

Health Care Technology (0.2%)
Doximity, Inc., Class A*	34,353	1,496,760

Life Sciences Tools & Services (2.3%)
Avantor, Inc.*	190,161	4,919,465
Azenta, Inc.*	13,889	672,783
Bio-Rad Laboratories, Inc., Class A*	4,889	1,635,762
Bruker Corp.	29,939	2,067,587
Illumina, Inc.*	44,359	5,784,857
Medpace Holdings, Inc.*	6,937	2,315,571
Repligen Corp.*	14,558	2,166,522
Sotera Health Co.*	43,092	719,636

		20,282,183

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	17,038	1,898,204
Perrigo Co. plc	38,044	997,894

		2,896,098

Total Health Care		79,851,935

Industrials (20.5%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	25,323	2,752,610
Curtiss-Wright Corp.	10,654	3,501,863
Hexcel Corp.	22,540	1,393,648
Woodward, Inc.	16,601	2,847,238

		10,495,359

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	33,379	1,738,044

Building Products (3.4%)
AAON, Inc.	18,740	2,020,922
Advanced Drainage Systems, Inc.	19,453	3,057,234
Carlisle Cos., Inc.	12,942	5,820,665
Fortune Brands Innovations, Inc.	34,457	3,084,935
Lennox International, Inc.	8,992	5,433,776
Owens Corning	24,312	4,291,554
Simpson Manufacturing Co., Inc.	11,682	2,234,416
Trex Co., Inc.*	30,111	2,004,790
UFP Industries, Inc.	17,292	2,268,883

		30,217,175

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	12,556	1,451,976
Clean Harbors, Inc.*	14,450	3,492,709
MSA Safety, Inc.	10,500	1,862,070
RB Global, Inc.	51,197	4,120,847
Stericycle, Inc.*	25,607	1,562,027
Tetra Tech, Inc.	74,692	3,522,475

		16,012,104

Construction & Engineering (2.4%)
AECOM	37,352	3,857,341
Comfort Systems USA, Inc.	9,942	3,880,860
EMCOR Group, Inc.	13,016	5,603,778
Fluor Corp.*	48,002	2,290,175
MasTec, Inc.*	17,291	2,128,522
MDU Resources Group, Inc.	58,900	1,614,449
Valmont Industries, Inc.	5,609	1,626,330

		21,001,455

Electrical Equipment (1.4%)
Acuity Brands, Inc.	8,651	2,382,399
EnerSys	11,129	1,135,714
NEXTracker, Inc., Class A*	39,390	1,476,337
nVent Electric plc	46,746	3,284,374
Regal Rexnord Corp.	18,667	3,096,482
Sensata Technologies Holding plc	42,510	1,524,409

		12,899,715

Ground Transportation (1.5%)
Avis Budget Group, Inc.	4,941	432,782
Knight-Swift Transportation Holdings, Inc., Class A	44,502	2,400,883
Landstar System, Inc.	9,443	1,783,500
Ryder System, Inc.	12,356	1,801,505
Saia, Inc.*	7,389	3,230,914
XPO, Inc.*	32,440	3,487,624

		13,137,208

Machinery (4.2%)
AGCO Corp.	17,072	1,670,666
Chart Industries, Inc.(x)*	11,748	1,458,397
CNH Industrial NV	229,779	2,550,547
Crane Co.	13,754	2,176,983
Donaldson Co., Inc.	32,561	2,399,746
Esab Corp.	16,050	1,706,276
Flowserve Corp.	36,707	1,897,385
Graco, Inc.	45,787	4,006,820
ITT, Inc.	22,953	3,431,703
Lincoln Electric Holdings, Inc.	15,800	3,033,916
Middleby Corp. (The)*	14,950	2,079,993
Oshkosh Corp.	18,086	1,812,398
RBC Bearings, Inc.*	8,125	2,432,462
Terex Corp.	18,883	999,100
Timken Co. (The)	17,793	1,499,772
Toro Co. (The)	28,718	2,490,712
Watts Water Technologies, Inc., Class A	7,371	1,527,197

		37,174,073

Marine Transportation (0.2%)
Kirby Corp.*	16,126	1,974,306

Passenger Airlines (0.2%)
American Airlines Group, Inc.(x)*	174,652	1,963,088

Professional Services (2.5%)
CACI International, Inc., Class A*	6,303	3,180,242
Concentrix Corp.	13,251	679,114
ExlService Holdings, Inc.*	44,533	1,698,934
Exponent, Inc.	13,973	1,610,807
FTI Consulting, Inc.*	9,746	2,217,800
Genpact Ltd.	45,314	1,776,762
Insperity, Inc.	10,060	885,280
KBR, Inc.	37,261	2,426,809
ManpowerGroup, Inc.	12,580	924,882
Maximus, Inc.	16,243	1,513,198
Parsons Corp.*	12,067	1,251,106
Paylocity Holding Corp.*	12,087	1,993,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Science Applications International Corp.	14,355	$1,999,221

		22,158,147

Trading Companies & Distributors (1.5%)
Applied Industrial Technologies, Inc.	10,786	2,406,680
Core & Main, Inc., Class A*	52,938	2,350,447
GATX Corp.	10,237	1,355,891
MSC Industrial Direct Co., Inc., Class A	11,714	1,008,107
Watsco, Inc.	9,385	4,616,294
WESCO International, Inc.	12,504	2,100,422

		13,837,841

Total Industrials		182,608,515

Information Technology (8.3%)
Communications Equipment (0.4%)
Ciena Corp.*	40,083	2,468,712
Lumentum Holdings, Inc.*	19,065	1,208,340

		3,677,052

Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc.*	14,787	1,964,157
Avnet, Inc.	25,551	1,387,675
Belden, Inc.	11,506	1,347,698
Cognex Corp.	47,788	1,935,414
Coherent Corp.*	42,346	3,764,983
Crane NXT Co.	13,772	772,609
Fabrinet*	9,735	2,301,743
IPG Photonics Corp.*	7,491	556,731
Littelfuse, Inc.	6,974	1,849,853
Novanta, Inc.*	10,176	1,820,690
TD SYNNEX Corp.	21,184	2,543,775
Vishay Intertechnology, Inc.	33,071	625,373
Vontier Corp.	43,449	1,465,969

		22,336,670

IT Services (0.3%)
ASGN, Inc.*	12,601	1,174,791
Kyndryl Holdings, Inc.*	65,065	1,495,194

		2,669,985

Semiconductors & Semiconductor Equipment (2.1%)
Allegro MicroSystems, Inc.*	40,629	946,656
Amkor Technology, Inc.	29,846	913,288
Cirrus Logic, Inc.*	15,010	1,864,392
Lattice Semiconductor Corp.*	38,347	2,035,075
MACOM Technology Solutions Holdings, Inc.*	15,861	1,764,695
MKS Instruments, Inc.	18,042	1,961,346
Onto Innovation, Inc.*	13,864	2,877,612
Power Integrations, Inc.	15,309	981,613
Rambus, Inc.*	29,795	1,257,945
Silicon Laboratories, Inc.*	9,134	1,055,616
Synaptics, Inc.*	11,640	903,031
Universal Display Corp.	12,277	2,576,942

		19,138,211

Software (2.5%)
Altair Engineering, Inc., Class A*	16,346	1,561,207
Appfolio, Inc., Class A*	6,245	1,470,073
Aspen Technology, Inc.*	7,460	1,781,597
Blackbaud, Inc.*	11,396	965,013
CommVault Systems, Inc.*	12,287	1,890,355
Dolby Laboratories, Inc., Class A	16,448	1,258,765
Dropbox, Inc., Class A*	66,544	1,692,214
Dynatrace, Inc.*	81,621	4,364,275
Manhattan Associates, Inc.*	17,026	4,790,776
Qualys, Inc.*	10,190	1,309,007
Teradata Corp.*	26,955	817,815

		21,901,097

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	85,945	4,317,877

Total Information Technology		74,040,892

Materials (5.9%)
Chemicals (2.0%)
Arcadium Lithium plc(x)*	298,224	849,938
Ashland, Inc.	13,474	1,171,834
Avient Corp.	26,364	1,326,636
Axalta Coating Systems Ltd.*	61,698	2,232,851
Cabot Corp.	15,432	1,724,835
Chemours Co. (The)	43,370	881,278
NewMarket Corp.	1,995	1,101,021
Olin Corp.	33,619	1,613,040
RPM International, Inc.	35,745	4,325,145
Scotts Miracle-Gro Co. (The)	11,719	1,016,037
Westlake Corp.	9,294	1,396,795

		17,639,410

Construction Materials (0.5%)
Eagle Materials, Inc.	9,423	2,710,526
Knife River Corp.*	15,963	1,426,932

		4,137,458

Containers & Packaging (1.5%)
AptarGroup, Inc.	18,056	2,892,391
Berry Global Group, Inc.	31,820	2,163,124
Crown Holdings, Inc.	33,008	3,164,807
Graphic Packaging Holding Co.	85,336	2,525,092
Greif, Inc., Class A	7,296	457,167
Silgan Holdings, Inc.	22,062	1,158,255
Sonoco Products Co.	26,962	1,472,934

		13,833,770

Metals & Mining (1.7%)
Alcoa Corp.	70,694	2,727,375
Cleveland-Cliffs, Inc.(x)*	134,581	1,718,599
Commercial Metals Co.	31,998	1,758,610
Reliance, Inc.	15,298	4,424,335
Royal Gold, Inc.	18,555	2,603,266
United States Steel Corp.	62,335	2,202,296

		15,434,481

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	17,510	1,881,625

Total Materials		52,926,744

Real Estate (6.8%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	60,559	3,772,826

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	102,857	1,866,855
Omega Healthcare Investors, Inc. (REIT)	70,463	2,867,844
Sabra Health Care REIT, Inc. (REIT)	66,118	1,230,456

		5,965,155

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	62,028	874,595

Industrial REITs (1.1%)
EastGroup Properties, Inc. (REIT)	13,236	2,472,750
First Industrial Realty Trust, Inc. (REIT)	36,131	2,022,613
Rexford Industrial Realty, Inc. (REIT)	60,120	3,024,637
STAG Industrial, Inc. (REIT)	49,904	1,950,747

		9,470,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (0.6%)
COPT Defense Properties (REIT)	29,866	$905,836
Cousins Properties, Inc. (REIT)	42,380	1,249,362
Kilroy Realty Corp. (REIT)	29,656	1,147,687
Vornado Realty Trust (REIT)	45,889	1,808,027

		5,110,912

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	13,371	3,607,629

Residential REITs (0.9%)
American Homes 4 Rent (REIT), Class A	87,499	3,359,087
Equity LifeStyle Properties, Inc. (REIT)	51,509	3,674,652
Independence Realty Trust, Inc. (REIT)	63,679	1,305,419

		8,339,158

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	26,482	1,994,889
Brixmor Property Group, Inc. (REIT)	86,087	2,398,384
Kite Realty Group Trust (REIT)	62,006	1,646,879
NNN REIT, Inc. (REIT)	50,265	2,437,350

		8,477,502

Specialized REITs (1.7%)
CubeSmart (REIT)	62,525	3,365,721
EPR Properties (REIT)	20,928	1,026,309
Gaming and Leisure Properties, Inc. (REIT)	76,896	3,956,299
Lamar Advertising Co. (REIT), Class A	24,783	3,311,009
National Storage Affiliates Trust (REIT)	19,451	937,538
PotlatchDeltic Corp. (REIT)	20,479	922,579
Rayonier, Inc. (REIT)	37,498	1,206,686

		14,726,141

Total Real Estate		60,344,665

Utilities (2.4%)
Electric Utilities (0.8%)
ALLETE, Inc.	15,544	997,769
IDACORP, Inc.	13,822	1,424,910
OGE Energy Corp.	59,169	2,427,112
Portland General Electric Co.	27,923	1,337,512
TXNM Energy, Inc.	24,646	1,078,756

		7,266,059

Gas Utilities (0.9%)
National Fuel Gas Co.	25,285	1,532,524
New Jersey Resources Corp.	28,098	1,326,226
ONE Gas, Inc.	15,713	1,169,361
Southwest Gas Holdings, Inc.	17,064	1,258,641
Spire, Inc.	15,375	1,034,584
UGI Corp.	61,213	1,531,549

		7,852,885

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	15,148	1,165,487

Multi-Utilities (0.3%)
Black Hills Corp.	18,908	1,155,657
Northwestern Energy Group, Inc.	15,911	910,427

		2,066,084

Water Utilities (0.3%)
Essential Utilities, Inc.	70,529	2,720,304

Total Utilities		21,070,819

Total Common Stocks (90.7%) (Cost $529,785,937)		807,969,488

SHORT-TERM INVESTMENTS:
Investment Companies (5.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,100,000	1,100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	1,891,440	1,891,440
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	43,660,871	43,687,068

Total Investment Companies		46,678,508

Total Short-Term Investments (5.2%) (Cost $46,670,438)		46,678,508

Total Investments in Securities (95.9%) (Cost $576,456,375)		854,647,996
Other Assets Less Liabilities (4.1%)		36,292,764

Net Assets (100%)		$890,940,760

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $5,116,077. This was collateralized by $2,326,683 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/24/24 – 5/15/54 and by cash of $2,991,440 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	265	12/2024	USD	83,437,900	2,776,108

					2,776,108

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,473,540	$—	$—	$11,473,540
Consumer Discretionary	116,591,620	—	—	116,591,620
Consumer Staples	34,860,020	—	—	34,860,020
Energy	40,502,767	—	—	40,502,767
Financials	133,697,971	—	—	133,697,971
Health Care	79,851,935	—	—	79,851,935
Industrials	182,608,515	—	—	182,608,515
Information Technology	74,040,892	—	—	74,040,892
Materials	52,926,744	—	—	52,926,744
Real Estate	60,344,665	—	—	60,344,665
Utilities	21,070,819	—	—	21,070,819
Futures	2,776,108	—	—	2,776,108
Short-Term Investments
Investment Companies	46,678,508	—	—	46,678,508

Total Assets	$857,424,104	$—	$—	$857,424,104

Total Liabilities	$—	$—	$—	$—

Total	$857,424,104	$—	$—	$857,424,104

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,957,485
Aggregate gross unrealized depreciation	(35,454,214)

Net unrealized appreciation	$276,503,271

Federal income tax cost of investments in securities and derivative instruments, if applicable	$580,920,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	12,245	$461,147
AST SpaceMobile, Inc., Class A(x)*	161,437	4,221,578
ATN International, Inc.	12,388	400,628
Bandwidth, Inc., Class A*	30,369	531,761
Cogent Communications Holdings, Inc.(x)	53,013	4,024,747
Consolidated Communications Holdings, Inc.*	93,758	435,037
Globalstar, Inc.*	884,458	1,096,728
IDT Corp., Class B	18,944	723,092
Liberty Latin America Ltd., Class A*	38,177	365,736
Liberty Latin America Ltd., Class C*	156,644	1,486,551
Lumen Technologies, Inc.*	1,220,280	8,663,988
Shenandoah Telecommunications Co.	58,943	831,686

		23,242,679

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A*	407,324	1,853,324
Atlanta Braves Holdings, Inc., Class A*	12,563	529,530
Atlanta Braves Holdings, Inc., Class C*	60,871	2,422,666
Cinemark Holdings, Inc.*	133,152	3,706,952
Eventbrite, Inc., Class A*	100,703	274,919
Golden Matrix Group, Inc.(x)*	21,703	50,568
IMAX Corp.*	52,534	1,077,472
Lions Gate Entertainment Corp., Class A(x)*	75,961	594,774
Lions Gate Entertainment Corp., Class B*	144,491	999,878
LiveOne, Inc.*	77,585	73,613
Madison Square Garden Entertainment Corp., Class A*	46,701	1,986,194
Marcus Corp. (The)	29,074	438,145
Playstudios, Inc.*	101,675	153,529
Reservoir Media, Inc.*	22,437	181,964
Sphere Entertainment Co.*	32,491	1,435,453
Vivid Seats, Inc., Class A*	94,107	348,196

		16,127,177

Interactive Media & Services (0.5%)
Bumble, Inc., Class A(x)*	117,162	747,494
Cargurus, Inc., Class A*	106,642	3,202,459
Cars.com, Inc.*	80,133	1,343,029
EverQuote, Inc., Class A*	30,753	648,581
fuboTV, Inc.(x)*	357,152	507,156
Getty Images Holdings, Inc.(x)*	118,834	452,758
Grindr, Inc.(x)*	31,352	374,029
MediaAlpha, Inc., Class A*	35,751	647,451
Nextdoor Holdings, Inc.*	211,669	524,939
Outbrain, Inc.*	49,597	241,041
QuinStreet, Inc.*	64,282	1,229,715
Shutterstock, Inc.(x)	30,385	1,074,717
System1, Inc.*	29,966	33,562
TrueCar, Inc.*	108,857	375,557
Vimeo, Inc.*	175,203	884,775
Webtoon Entertainment, Inc.*	17,482	199,994
Yelp, Inc., Class A*	78,632	2,758,411
Ziff Davis, Inc.*	54,723	2,662,821
ZipRecruiter, Inc., Class A*	87,181	828,219

		18,736,708

Media (0.7%)
Advantage Solutions, Inc.(x)*	130,445	447,426
AMC Networks, Inc., Class A*	35,197	305,862
Boston Omaha Corp., Class A*	29,658	441,015
Cable One, Inc.	6,838	2,391,864
Cardlytics, Inc.(x)*	49,306	157,779
Clear Channel Outdoor Holdings, Inc.*	431,621	690,594
EchoStar Corp., Class A*	146,629	3,639,332
Emerald Holding, Inc.	19,145	95,534
Entravision Communications Corp., Class A	73,253	151,634
EW Scripps Co. (The), Class A*	69,908	156,943
Gambling.com Group Ltd.*	20,139	201,793
Gannett Co., Inc.*	174,578	981,128
Gray Television, Inc.	105,148	563,593
Ibotta, Inc., Class A*	9,170	564,964
iHeartMedia, Inc., Class A*	114,071	211,031
Innovid Corp.(x)*	121,890	219,402
Integral Ad Science Holding Corp.*	88,336	954,912
John Wiley & Sons, Inc., Class A	43,441	2,096,028
Magnite, Inc.*	151,135	2,093,220
National CineMedia, Inc.(x)*	85,648	603,818
PubMatic, Inc., Class A*	51,266	762,325
Scholastic Corp.	28,080	898,841
Sinclair, Inc.(x)	40,269	616,116
Stagwell, Inc., Class A*	104,199	731,477
TechTarget, Inc.*	31,582	772,180
TEGNA, Inc.	205,948	3,249,859
Thryv Holdings, Inc.*	38,991	671,815
Townsquare Media, Inc., Class A	16,505	167,691
WideOpenWest, Inc.*	60,645	318,386

		25,156,562

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	78,881	566,366
Spok Holdings, Inc.	22,690	341,711
Telephone and Data Systems, Inc.	118,809	2,762,309

		3,670,386

Total Communication Services		86,933,512

Consumer Discretionary (9.1%)
Automobile Components (1.1%)
Adient plc*	108,916	2,458,234
American Axle & Manufacturing Holdings, Inc.*	140,409	867,728
Cooper-Standard Holdings, Inc.*	19,453	269,813
Dana, Inc.	157,545	1,663,675
Dorman Products, Inc.*	31,466	3,559,434
Fox Factory Holding Corp.*	51,387	2,132,561
Gentherm, Inc.*	37,542	1,747,580
Goodyear Tire & Rubber Co. (The)*	342,552	3,031,585
Holley, Inc.*	54,482	160,722
LCI Industries	29,910	3,605,351
Luminar Technologies, Inc., Class A(x)*	405,436	364,771
Modine Manufacturing Co.*	62,365	8,281,448
Patrick Industries, Inc.	26,288	3,742,623
Phinia, Inc.	52,587	2,420,580
Solid Power, Inc.(x)*	178,324	240,737
Standard Motor Products, Inc.	24,984	829,469
Stoneridge, Inc.*	32,601	364,805
Visteon Corp.*	32,801	3,123,967
XPEL, Inc.(m)*	30,547	1,324,823

		40,189,906

Automobiles (0.1%)
Canoo, Inc.(x)*	70,771	69,603
Livewire Group, Inc.(x)*	22,374	136,482
Winnebago Industries, Inc.	34,253	1,990,442

		2,196,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Broadline Retail (0.0%)†
1stdibs.com, Inc.*	28,107	$123,952
Groupon, Inc.(x)*	28,016	273,996
Qurate Retail, Inc., Class B(x)*	1,484	6,352
Savers Value Village, Inc.(x)*	26,791	281,841

		686,141

Distributors (0.0%)†
A-Mark Precious Metals, Inc.(x)	20,987	926,786
GigaCloud Technology, Inc., Class A(x)*	28,549	656,056
Weyco Group, Inc.	6,830	232,493

		1,815,335

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	45,251	3,415,546
American Public Education, Inc.*	19,023	280,589
Carriage Services, Inc., Class A	16,736	549,443
Chegg, Inc.*	119,853	212,140
Coursera, Inc.*	167,756	1,331,983
European Wax Center, Inc., Class A*	41,273	280,656
Frontdoor, Inc.*	94,521	4,536,063
Graham Holdings Co., Class B	3,979	3,269,624
Laureate Education, Inc.	162,124	2,692,880
Lincoln Educational Services Corp.*	31,478	375,847
Mister Car Wash, Inc.*	113,133	736,496
Nerdy, Inc.(x)*	90,885	89,349
OneSpaWorld Holdings Ltd.	122,283	2,018,892
Perdoceo Education Corp.	72,777	1,618,561
Strategic Education, Inc.	26,797	2,480,062
Stride, Inc.*	51,475	4,391,332
Udemy, Inc.*	116,355	865,681
Universal Technical Institute, Inc.*	48,362	786,366

		29,931,510

Hotels, Restaurants & Leisure (1.7%)
Accel Entertainment, Inc., Class A*	62,445	725,611
Bally’s Corp.*	29,702	512,360
Biglari Holdings, Inc., Class B*	909	156,357
BJ’s Restaurants, Inc.*	22,795	742,205
Bloomin’ Brands, Inc.	95,449	1,577,772
Brinker International, Inc.*	53,293	4,078,513
Cheesecake Factory, Inc. (The)	58,898	2,388,314
Chuy’s Holdings, Inc.*	20,543	768,308
Cracker Barrel Old Country Store, Inc.(x)	27,250	1,235,788
Dave & Buster’s Entertainment, Inc.*	38,937	1,325,805
Denny’s Corp.*	62,690	404,351
Despegar.com Corp.*	74,497	923,763
Dine Brands Global, Inc.	18,763	585,968
El Pollo Loco Holdings, Inc.*	30,018	411,247
Empire Resorts, Inc.(r)*	6,727	—
Everi Holdings, Inc.*	94,486	1,241,546
First Watch Restaurant Group, Inc.*	36,304	566,342
Full House Resorts, Inc.*	36,488	183,170
Global Business Travel Group I(x)*	147,593	1,134,990
Golden Entertainment, Inc.	24,640	783,306
Hilton Grand Vacations, Inc.*	89,221	3,240,507
Inspired Entertainment, Inc.*	28,177	261,201
International Game Technology plc	136,937	2,916,758
Jack in the Box, Inc.	23,973	1,115,703
Krispy Kreme, Inc.	103,837	1,115,209
Kura Sushi USA, Inc., Class A(x)*	7,229	582,368
Life Time Group Holdings, Inc.*	71,754	1,752,233
Lindblad Expeditions Holdings, Inc.*	42,740	395,345
Monarch Casino & Resort, Inc.	15,252	1,209,026
Mondee Holdings, Inc., Class A(x)*	52,928	73,570
Nathan’s Famous, Inc.	3,278	265,190
ONE Group Hospitality, Inc. (The)*	23,270	85,634
Papa John’s International, Inc.(x)	40,306	2,171,284
PlayAGS, Inc.*	45,095	513,632
Portillo’s, Inc., Class A(x)*	65,092	876,789
Potbelly Corp.*	32,888	274,286
RCI Hospitality Holdings, Inc.(x)	10,059	448,128
Red Rock Resorts, Inc., Class A	59,817	3,256,437
Rush Street Interactive, Inc.*	92,764	1,006,489
Sabre Corp.*	457,761	1,679,983
Shake Shack, Inc., Class A*	45,844	4,731,559
Six Flags Entertainment Corp.	111,660	4,501,015
Super Group SGHC Ltd.	179,979	653,324
Sweetgreen, Inc., Class A*	119,142	4,223,584
Target Hospitality Corp.(x)*	40,262	313,238
United Parks & Resorts, Inc.(x)*	42,677	2,159,456
Vacasa, Inc., Class A(x)*	9,676	27,190
Xponential Fitness, Inc., Class A(x)*	28,964	359,154

		59,954,008

Household Durables (2.2%)
Beazer Homes USA, Inc.*	35,845	1,224,824
Cavco Industries, Inc.*	10,020	4,290,965
Century Communities, Inc.	33,947	3,495,862
Champion Homes, Inc.*	64,546	6,122,188
Cricut, Inc., Class A(x)	58,452	405,072
Dream Finders Homes, Inc., Class A*	33,783	1,223,282
Ethan Allen Interiors, Inc.	27,582	879,590
Flexsteel Industries, Inc.	5,228	231,548
GoPro, Inc., Class A*	162,704	221,277
Green Brick Partners, Inc.*	37,388	3,122,646
Hamilton Beach Brands Holding Co., Class A	9,577	291,428
Helen of Troy Ltd.*	27,457	1,698,216
Hooker Furnishings Corp.	12,418	224,517
Hovnanian Enterprises, Inc., Class A*	6,061	1,238,687
Installed Building Products, Inc.	28,914	7,120,651
iRobot Corp.*	35,135	305,323
KB Home	81,338	6,969,853
Landsea Homes Corp.*	23,499	290,213
La-Z-Boy, Inc.	51,133	2,195,140
Legacy Housing Corp.*	12,044	329,403
LGI Homes, Inc.*	24,991	2,961,933
Lifetime Brands, Inc.	14,232	93,077
Lovesac Co. (The)*	16,699	478,426
M/I Homes, Inc.*	32,186	5,515,393
Meritage Homes Corp.	43,250	8,869,278
Purple Innovation, Inc., Class A*	58,473	57,812
Sonos, Inc.*	147,861	1,817,212
Taylor Morrison Home Corp., Class A*	123,831	8,700,366
Traeger, Inc.*	41,969	154,446
Tri Pointe Homes, Inc.*	111,014	5,030,044
United Homes Group, Inc.*	3,046	18,703
Vizio Holding Corp., Class A(x)*	108,379	1,210,593
Worthington Enterprises, Inc.	37,866	1,569,546

		78,357,514

Leisure Products (0.4%)
Acushnet Holdings Corp.(x)	35,026	2,232,908
AMMO, Inc.(x)*	115,508	165,176
Clarus Corp.	35,111	158,000
Escalade, Inc.	11,574	162,846
Funko, Inc., Class A*	37,937	463,590
JAKKS Pacific, Inc.*	10,222	260,865
Johnson Outdoors, Inc., Class A	5,960	215,752
Latham Group, Inc.*	48,729	331,357
Malibu Boats, Inc., Class A*	24,601	954,765
Marine Products Corp.	10,495	101,697
MasterCraft Boat Holdings, Inc.*	19,325	351,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Peloton Interactive, Inc., Class A(x)*	410,815	$1,922,614
Smith & Wesson Brands, Inc.	55,447	719,702
Solo Brands, Inc., Class A(x)*	21,590	30,442
Sturm Ruger & Co., Inc.	19,148	798,089
Topgolf Callaway Brands Corp.*	172,856	1,897,959
Vista Outdoor, Inc.*	70,189	2,750,005

		13,517,675

Specialty Retail (2.2%)
1-800-Flowers.com, Inc., Class A*	29,659	235,196
Aaron’s Co., Inc. (The)	38,557	383,642
Abercrombie & Fitch Co., Class A*	60,681	8,489,272
Academy Sports & Outdoors, Inc.	85,333	4,980,034
American Eagle Outfitters, Inc.	220,135	4,928,823
America’s Car-Mart, Inc.*	6,777	284,092
Arhaus, Inc., Class A	62,086	764,279
Arko Corp.	96,844	679,845
Asbury Automotive Group, Inc.*	24,464	5,836,866
BARK, Inc.(x)*	154,432	251,724
Beyond, Inc.*	55,965	564,127
Boot Barn Holdings, Inc.*	35,706	5,972,900
Buckle, Inc. (The)	36,710	1,614,139
Build-A-Bear Workshop, Inc.	15,133	520,121
Caleres, Inc.	42,040	1,389,422
Camping World Holdings, Inc., Class A	51,115	1,238,005
Citi Trends, Inc.*	7,626	140,090
Designer Brands, Inc., Class A(x)	50,480	372,542
Destination XL Group, Inc.*	67,068	197,180
EVgo, Inc., Class A(x)*	120,354	498,266
Foot Locker, Inc.	100,282	2,591,287
Genesco, Inc.*	13,726	372,935
Group 1 Automotive, Inc.	16,002	6,129,406
GrowGeneration Corp.(x)*	69,644	148,342
Haverty Furniture Cos., Inc.	16,841	462,622
J Jill, Inc.	6,526	160,996
Lands’ End, Inc.*	16,966	293,003
Leslie’s, Inc.*	218,133	689,300
MarineMax, Inc.*	26,186	923,580
Monro, Inc.	36,308	1,047,849
National Vision Holdings, Inc.*	94,817	1,034,453
ODP Corp. (The)*	42,214	1,255,866
OneWater Marine, Inc., Class A(x)*	14,394	344,161
Petco Health & Wellness Co., Inc., Class A*	100,224	456,019
RealReal, Inc. (The)(x)*	118,614	372,448
Revolve Group, Inc., Class A*	46,067	1,141,540
RumbleON, Inc., Class B(x)*	17,737	84,960
Sally Beauty Holdings, Inc.*	124,350	1,687,429
Shoe Carnival, Inc.	21,826	957,070
Signet Jewelers Ltd.	51,548	5,316,661
Sleep Number Corp.*	25,738	471,520
Sonic Automotive, Inc., Class A	17,836	1,043,049
Stitch Fix, Inc., Class A*	109,708	309,377
ThredUp, Inc., Class A*	104,782	88,226
Tile Shop Holdings, Inc.*	31,637	208,488
Tilly’s, Inc., Class A*	19,907	101,526
Torrid Holdings, Inc.*	13,757	54,065
Upbound Group, Inc.	64,306	2,057,149
Urban Outfitters, Inc.*	77,813	2,981,016
Victoria’s Secret & Co.*	94,031	2,416,597
Warby Parker, Inc., Class A*	106,282	1,735,585
Winmark Corp.	3,463	1,326,087
Zumiez, Inc.*	20,329	433,008

		78,036,185

Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A*	158,002	1,080,734
G-III Apparel Group Ltd.*	48,584	1,482,784
Hanesbrands, Inc.*	428,738	3,151,224
Kontoor Brands, Inc.	67,194	5,495,125
Movado Group, Inc.	18,632	346,555
Oxford Industries, Inc.	17,706	1,536,172
Rocky Brands, Inc.	8,767	279,317
Steven Madden Ltd.	87,145	4,269,233
Superior Group of Cos., Inc.	15,438	239,135
Vera Bradley, Inc.*	31,011	169,320
Wolverine World Wide, Inc.	96,716	1,684,793

		19,734,392

Total Consumer Discretionary		324,419,193

Consumer Staples (2.5%)
Beverages (0.3%)
Duckhorn Portfolio, Inc. (The)*	61,274	356,002
MGP Ingredients, Inc.(x)	16,983	1,413,835
National Beverage Corp.	27,975	1,313,146
Primo Water Corp.	190,777	4,817,119
Vita Coco Co., Inc. (The)*	47,522	1,345,348

		9,245,450

Consumer Staples Distribution & Retail (0.7%)
Andersons, Inc. (The)	39,992	2,005,199
Chefs’ Warehouse, Inc. (The)*	42,751	1,795,970
HF Foods Group, Inc.*	48,544	173,302
Ingles Markets, Inc., Class A	17,555	1,309,603
Natural Grocers by Vitamin Cottage, Inc.	11,836	351,411
PriceSmart, Inc.	30,071	2,759,916
SpartanNash Co.	40,451	906,507
Sprouts Farmers Market, Inc.*	121,560	13,421,440
United Natural Foods, Inc.*	71,676	1,205,590
Village Super Market, Inc., Class A	10,042	319,235
Weis Markets, Inc.	19,894	1,371,293

		25,619,466

Food Products (0.9%)
Alico, Inc.	8,197	229,270
B&G Foods, Inc.(x)	94,582	839,888
Beyond Meat, Inc.(x)*	72,878	494,113
BRC, Inc., Class A(x)*	62,798	214,769
Calavo Growers, Inc.	19,918	568,261
Cal-Maine Foods, Inc.	49,408	3,697,695
Dole plc	92,014	1,498,908
Forafric Global plc(x)*	6,009	68,142
Fresh Del Monte Produce, Inc.	40,662	1,201,155
Hain Celestial Group, Inc. (The)*	108,969	940,402
J & J Snack Foods Corp.	18,477	3,180,261
John B Sanfilippo & Son, Inc.	10,676	1,006,854
Lancaster Colony Corp.	23,637	4,173,585
Lifeway Foods, Inc.*	5,320	137,894
Limoneira Co.	20,354	539,381
Mama’s Creations, Inc.*	38,542	281,357
Mission Produce, Inc.*	53,150	681,383
Seneca Foods Corp., Class A*	5,958	371,362
Simply Good Foods Co. (The)*	109,705	3,814,443
SunOpta, Inc.*	111,633	712,219
TreeHouse Foods, Inc.*	57,564	2,416,537
Utz Brands, Inc.(x)	78,011	1,380,795
Vital Farms, Inc.*	39,590	1,388,421
Westrock Coffee Co.(x)*	38,952	253,188
WK Kellogg Co.	79,406	1,358,637

		31,448,920

Household Products (0.3%)
Central Garden & Pet Co.(x)*	13,178	480,602
Central Garden & Pet Co., Class A*	60,723	1,906,702
Energizer Holdings, Inc.	86,050	2,732,948
Oil-Dri Corp. of America	5,928	408,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	16,362	$4,219,432

		9,748,657

Personal Care Products (0.2%)
Beauty Health Co. (The)(x)*	90,391	130,163
Edgewell Personal Care Co.	59,057	2,146,131
Herbalife Ltd.(x)*	121,572	874,103
Honest Co., Inc. (The)*	95,682	341,585
Inter Parfums, Inc.	22,088	2,859,954
Medifast, Inc.(x)*	13,678	261,797
Nature’s Sunshine Products, Inc.*	15,174	206,670
Nu Skin Enterprises, Inc., Class A	61,459	452,953
Olaplex Holdings, Inc.(x)*	164,306	386,119
USANA Health Sciences, Inc.*	13,797	523,182
Veru, Inc.*	152,010	116,896
Waldencast plc, Class A(x)*	31,065	113,076

		8,412,629

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	24,528	152,196
Turning Point Brands, Inc.	20,763	895,924
Universal Corp.	28,788	1,528,931
Vector Group Ltd.	175,958	2,625,293

		5,202,344

Total Consumer Staples		89,677,466

Energy (4.8%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	200,529	4,058,707
Atlas Energy Solutions, Inc.(x)	82,262	1,793,312
Borr Drilling Ltd.	287,133	1,576,360
Bristow Group, Inc., Class A*	29,839	1,035,115
Cactus, Inc., Class A	78,839	4,704,323
ChampionX Corp.	230,121	6,938,148
Core Laboratories, Inc.(x)	57,239	1,060,639
DMC Global, Inc.*	23,670	307,237
Drilling Tools International Corp.*	8,081	30,142
Expro Group Holdings NV*	115,213	1,978,207
Forum Energy Technologies, Inc.*	12,619	195,090
Geospace Technologies Corp.(x)*	14,264	147,490
Helix Energy Solutions Group, Inc.*	173,532	1,926,205
Helmerich & Payne, Inc.	116,932	3,557,071
Innovex International, Inc.*	41,011	602,041
Kodiak Gas Services, Inc.	23,797	690,113
Liberty Energy, Inc., Class A	194,928	3,721,176
Mammoth Energy Services, Inc.*	24,737	101,174
Nabors Industries Ltd.*	11,241	724,707
Natural Gas Services Group, Inc.*	12,309	235,225
Newpark Resources, Inc.*	100,547	696,791
Noble Corp. plc(x)	166,272	6,009,070
Oceaneering International, Inc.*	122,195	3,038,990
Oil States International, Inc.*	72,583	333,882
Patterson-UTI Energy, Inc.	471,619	3,607,885
ProFrac Holding Corp., Class A(x)*	29,304	198,974
ProPetro Holding Corp.*	106,770	817,858
Ranger Energy Services, Inc., Class A	19,880	236,771
RPC, Inc.	103,717	659,640
SEACOR Marine Holdings, Inc.*	29,377	283,488
Seadrill Ltd.*	82,768	3,289,200
Select Water Solutions, Inc., Class A	111,145	1,237,044
Solaris Energy Infrastructure, Inc., Class A	30,272	386,271
TETRA Technologies, Inc.*	153,278	475,162
Tidewater, Inc.*	58,806	4,221,683
Transocean Ltd.(x)*	878,659	3,734,301
Valaris Ltd.*	75,366	4,201,654

		68,811,146

Oil, Gas & Consumable Fuels (2.9%)
Aemetis, Inc.(x)*	43,395	99,809
Amplify Energy Corp.*	46,606	304,337
Ardmore Shipping Corp.	50,475	913,597
Berry Corp.	94,901	487,791
California Resources Corp.	83,276	4,369,492
Centrus Energy Corp., Class A*	17,072	936,399
Clean Energy Fuels Corp.*	205,251	638,331
CNX Resources Corp.*	179,203	5,836,642
Comstock Resources, Inc.(x)	113,017	1,257,879
CONSOL Energy, Inc.	35,284	3,692,471
Crescent Energy Co., Class A	173,628	1,901,227
CVR Energy, Inc.(x)	41,841	963,598
Delek US Holdings, Inc.	76,445	1,433,344
DHT Holdings, Inc.	160,959	1,775,378
Diversified Energy Co. plc(m)(x)	55,525	631,875
Dorian LPG Ltd.	43,603	1,500,815
Empire Petroleum Corp.(x)*	14,188	74,487
Encore Energy Corp.(x)*	216,402	874,264
Energy Fuels, Inc.(x)*	220,380	1,209,886
Evolution Petroleum Corp.	35,253	187,193
Excelerate Energy, Inc., Class A	20,831	458,490
FLEX LNG Ltd.(x)	36,396	925,914
FutureFuel Corp.	29,530	169,797
Golar LNG Ltd.	118,958	4,372,896
Granite Ridge Resources, Inc.(x)	61,021	362,465
Green Plains, Inc.*	77,510	1,049,485
Gulfport Energy Corp.*	15,713	2,378,163
Hallador Energy Co.*	30,054	283,409
HighPeak Energy, Inc.(x)	17,237	239,250
International Seaways, Inc.	48,439	2,497,515
Kinetik Holdings, Inc., Class A	45,370	2,053,446
Kosmos Energy Ltd.*	569,199	2,293,872
Magnolia Oil & Gas Corp., Class A	208,490	5,091,326
Murphy Oil Corp.	176,564	5,957,269
NACCO Industries, Inc., Class A	4,787	135,711
NextDecade Corp.(x)*	140,025	659,518
Nordic American Tankers Ltd.(x)	245,767	901,965
Northern Oil & Gas, Inc.	119,720	4,239,285
Par Pacific Holdings, Inc.*	67,602	1,189,795
PBF Energy, Inc., Class A	125,306	3,878,221
Peabody Energy Corp.(x)	153,045	4,061,814
PrimeEnergy Resources Corp.*	845	116,441
REX American Resources Corp.*	18,785	869,558
Riley Exploration Permian, Inc.	13,598	360,211
Ring Energy, Inc.(x)*	175,223	280,357
Sable Offshore Corp.(x)*	60,607	1,432,143
SandRidge Energy, Inc.	39,242	479,930
Scorpio Tankers, Inc.	56,468	4,026,168
SFL Corp. Ltd.	140,335	1,623,676
Sitio Royalties Corp., Class A	95,989	2,000,411
SM Energy Co.	138,668	5,542,560
Talos Energy, Inc.*	180,292	1,866,022
Teekay Corp.*	70,585	649,382
Teekay Tankers Ltd., Class A	29,193	1,700,492
Uranium Energy Corp.(x)*	478,333	2,970,448
Ur-Energy, Inc.*	390,864	465,128
VAALCO Energy, Inc.	126,938	728,624
Verde Clean Fuels, Inc.(x)*	4,626	18,458
Vital Energy, Inc.(x)*	35,009	941,742
Vitesse Energy, Inc.(x)	28,880	693,698
W&T Offshore, Inc.(x)	110,919	238,476
World Kinect Corp.	70,624	2,182,988

		101,475,334

Total Energy		170,286,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (16.2%)
Banks (8.9%)
1st Source Corp.	23,486	$1,406,342
ACNB Corp.	10,684	466,570
Amalgamated Financial Corp.	22,582	708,397
Amerant Bancorp, Inc., Class A	36,320	776,158
Ameris Bancorp	80,017	4,992,261
Ames National Corp.	11,527	210,137
Arrow Financial Corp.	20,638	591,485
Associated Banc-Corp.	184,832	3,981,281
Atlantic Union Bankshares Corp.	105,152	3,961,076
Axos Financial, Inc.*	66,423	4,176,678
Banc of California, Inc.	167,831	2,472,151
BancFirst Corp.	24,481	2,576,625
Bancorp, Inc. (The)*	53,527	2,863,695
Bank First Corp.	11,986	1,087,130
Bank of Hawaii Corp.	45,526	2,857,667
Bank of Marin Bancorp	19,640	394,568
Bank of NT Butterfield & Son Ltd. (The)	57,349	2,115,031
Bank7 Corp.	5,328	199,640
BankUnited, Inc.	88,360	3,219,838
Bankwell Financial Group, Inc.	8,305	248,735
Banner Corp.	38,240	2,277,574
Bar Harbor Bankshares	19,880	613,099
BayCom Corp.	14,306	339,338
BCB Bancorp, Inc.	20,682	255,216
Berkshire Hills Bancorp, Inc.	48,224	1,298,672
Blue Foundry Bancorp*	25,794	264,389
Bridgewater Bancshares, Inc.*	25,964	367,910
Brookline Bancorp, Inc.	97,511	983,886
Burke & Herbert Financial Services Corp.	15,859	967,240
Business First Bancshares, Inc.	29,493	757,085
Byline Bancorp, Inc.	39,415	1,055,140
Cadence Bank	203,568	6,483,641
California Bancorp*	25,958	383,919
Camden National Corp.	18,216	752,685
Capital Bancorp, Inc.(x)	12,051	309,831
Capital City Bank Group, Inc.	17,565	619,869
Capitol Federal Financial, Inc.	151,240	883,242
Carter Bankshares, Inc.*	27,896	485,111
Cathay General Bancorp	77,661	3,335,540
Central Pacific Financial Corp.	30,267	893,179
Chemung Financial Corp.	4,745	227,855
ChoiceOne Financial Services, Inc.	9,598	296,674
Citizens & Northern Corp.	18,456	363,399
Citizens Financial Services, Inc.(x)	5,453	320,364
City Holding Co.	16,344	1,918,622
Civista Bancshares, Inc.	20,674	368,411
CNB Financial Corp.	26,582	639,563
Coastal Financial Corp.*	13,804	745,278
Colony Bankcorp, Inc.	21,540	334,301
Columbia Financial, Inc.*	33,831	577,495
Community Financial System, Inc.	62,617	3,636,169
Community Trust Bancorp, Inc.	19,496	968,171
Community West Bancshares	21,158	407,503
ConnectOne Bancorp, Inc.	44,251	1,108,488
CrossFirst Bankshares, Inc.*	56,128	936,776
Customers Bancorp, Inc.*	36,030	1,673,594
CVB Financial Corp.	161,099	2,870,784
Dime Community Bancshares, Inc.	43,209	1,244,419
Eagle Bancorp, Inc.	32,665	737,576
Eastern Bankshares, Inc.	233,932	3,834,146
Enterprise Bancorp, Inc.	12,488	399,117
Enterprise Financial Services Corp.	45,536	2,334,175
Equity Bancshares, Inc., Class A	18,348	750,066
Esquire Financial Holdings, Inc.	9,005	587,216
ESSA Bancorp, Inc.	10,401	199,907
Farmers & Merchants Bancorp, Inc.	15,997	442,317
Farmers National Banc Corp.	46,072	696,609
FB Financial Corp.	44,523	2,089,464
Fidelity D&D Bancorp, Inc.(x)	6,036	297,816
Financial Institutions, Inc.	19,920	507,362
First Bancorp (Nasdaq Stock Exchange)	48,728	2,026,598
First Bancorp (New York Stock Exchange)	183,718	3,889,310
First Bancorp, Inc. (The)	12,867	338,659
First Bancshares, Inc. (The)	37,047	1,190,320
First Bank	26,927	409,290
First Busey Corp.	66,929	1,741,493
First Business Financial Services, Inc.	9,981	455,034
First Commonwealth Financial Corp.	113,126	1,940,111
First Community Bankshares, Inc.	21,499	927,682
First Financial Bancorp	114,723	2,894,461
First Financial Bankshares, Inc.	157,392	5,825,078
First Financial Corp.	14,983	657,005
First Financial Northwest, Inc.	8,697	195,856
First Foundation, Inc.	74,143	462,652
First Internet Bancorp	10,086	345,546
First Interstate BancSystem, Inc., Class A	97,491	2,991,024
First Merchants Corp.	73,523	2,735,056
First Mid Bancshares, Inc.	28,683	1,116,056
First of Long Island Corp. (The)	27,265	350,901
First Western Financial, Inc.*	9,057	181,140
Five Star Bancorp	21,008	624,568
Flushing Financial Corp.	33,704	491,404
FS Bancorp, Inc.	8,589	382,125
Fulton Financial Corp.	202,052	3,663,203
FVCBankcorp, Inc.*	18,153	236,897
German American Bancorp, Inc.	35,324	1,368,805
Glacier Bancorp, Inc.	138,000	6,306,600
Great Southern Bancorp, Inc.	11,024	631,785
Greene County Bancorp, Inc.	9,011	278,440
Guaranty Bancshares, Inc.	10,347	355,730
Hancock Whitney Corp.	105,462	5,396,491
Hanmi Financial Corp.	35,037	651,688
HarborOne Bancorp, Inc.	47,292	613,850
HBT Financial, Inc.	17,280	378,086
Heartland Financial USA, Inc.	51,625	2,927,138
Heritage Commerce Corp.	77,556	766,253
Heritage Financial Corp.	38,393	835,816
Hilltop Holdings, Inc.	57,981	1,864,669
Hingham Institution For Savings (The)(x)	1,996	485,647
Home Bancorp, Inc.	9,379	418,116
Home BancShares, Inc.	232,347	6,294,280
HomeStreet, Inc.	22,933	361,424
HomeTrust Bancshares, Inc.	19,498	664,492
Hope Bancorp, Inc.	128,909	1,619,097
Horizon Bancorp, Inc.	54,468	846,977
Independent Bank Corp.	25,897	863,665
Independent Bank Corp./MA	49,264	2,912,980
Independent Bank Group, Inc.	44,089	2,542,172
International Bancshares Corp.	66,224	3,959,533
Investar Holding Corp.	11,604	225,118
John Marshall Bancorp, Inc.	15,758	311,693
Kearny Financial Corp.	67,590	464,343
Lakeland Financial Corp.	27,733	1,805,973
LCNB Corp.	15,169	228,597
LINKBANCORP, Inc.(x)	22,620	144,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Live Oak Bancshares, Inc.	42,126	$1,995,509
Mercantile Bank Corp.	19,783	864,913
Metrocity Bankshares, Inc.	23,139	708,516
Metropolitan Bank Holding Corp.*	13,227	695,476
Mid Penn Bancorp, Inc.	18,777	560,118
Middlefield Banc Corp.	9,137	263,146
Midland States Bancorp, Inc.	23,448	524,766
MidWestOne Financial Group, Inc.	18,662	532,427
MVB Financial Corp.	14,562	281,920
National Bank Holdings Corp., Class A	43,853	1,846,211
National Bankshares, Inc.	6,717	200,838
NB Bancorp, Inc.*	48,803	905,784
NBT Bancorp, Inc.	55,921	2,473,386
New York Community Bancorp, Inc.(x)	305,804	3,434,179
Nicolet Bankshares, Inc.	16,237	1,552,744
Northeast Bank	8,598	663,164
Northeast Community Bancorp, Inc.	16,455	435,235
Northfield Bancorp, Inc.	47,990	556,684
Northrim Bancorp, Inc.	7,061	502,884
Northwest Bancshares, Inc.	142,338	1,904,482
Norwood Financial Corp.(x)	8,883	244,993
Oak Valley Bancorp	9,085	241,389
OceanFirst Financial Corp.	70,616	1,312,751
OFG Bancorp	52,875	2,375,145
Old National Bancorp	385,493	7,193,299
Old Second Bancorp, Inc.	53,397	832,459
Orange County Bancorp, Inc.	6,584	397,147
Origin Bancorp, Inc.	35,799	1,151,296
Orrstown Financial Services, Inc.	23,117	831,287
Pacific Premier Bancorp, Inc.	116,417	2,929,052
Park National Corp.	17,880	3,003,482
Parke Bancorp, Inc.	14,406	301,085
Pathward Financial, Inc.	28,733	1,896,665
PCB Bancorp	14,775	277,622
Peapack-Gladstone Financial Corp.	20,852	571,553
Peoples Bancorp of North Carolina, Inc.(x)	5,723	145,307
Peoples Bancorp, Inc.	42,911	1,291,192
Peoples Financial Services Corp.	10,796	506,117
Pioneer Bancorp, Inc.*	14,314	157,025
Plumas Bancorp	7,240	295,247
Ponce Financial Group, Inc.*	21,110	246,776
Preferred Bank	12,551	1,007,218
Premier Financial Corp.	43,920	1,031,242
Primis Financial Corp.	27,413	333,890
Princeton Bancorp, Inc.	6,869	254,016
Provident Bancorp, Inc.(x)*	17,669	190,649
Provident Financial Services, Inc.	141,134	2,619,447
QCR Holdings, Inc.	20,298	1,502,661
RBB Bancorp	21,672	498,889
Red River Bancshares, Inc.	5,487	285,324
Renasant Corp.	67,732	2,201,290
Republic Bancorp, Inc., Class A	10,930	713,729
S&T Bancorp, Inc.	42,527	1,784,858
Sandy Spring Bancorp, Inc.	53,955	1,692,568
Seacoast Banking Corp. of Florida	102,631	2,735,116
ServisFirst Bancshares, Inc.	61,278	4,929,815
Shore Bancshares, Inc.	37,723	527,745
Sierra Bancorp	16,521	477,127
Simmons First National Corp., Class A	150,795	3,248,124
SmartFinancial, Inc.	19,930	580,760
South Plains Financial, Inc.	15,084	511,649
Southern First Bancshares, Inc.*	9,837	335,245
Southern Missouri Bancorp, Inc.	11,781	665,509
Southern States Bancshares, Inc.	9,988	306,931
Southside Bancshares, Inc.	34,995	1,169,883
SouthState Corp.	92,575	8,996,439
Stellar Bancorp, Inc.	60,220	1,559,096
Sterling Bancorp, Inc.*	29,695	135,112
Stock Yards Bancorp, Inc.	31,484	1,951,693
Texas Capital Bancshares, Inc.*	56,314	4,024,198
Third Coast Bancshares, Inc.*	13,499	361,368
Timberland Bancorp, Inc.	9,795	296,397
Tompkins Financial Corp.	15,770	911,348
Towne Bank	88,039	2,910,569
TriCo Bancshares	39,390	1,679,984
Triumph Financial, Inc.*	26,882	2,138,194
TrustCo Bank Corp.	21,414	708,161
Trustmark Corp.	73,334	2,333,488
UMB Financial Corp.	55,103	5,791,876
United Bankshares, Inc.	160,685	5,961,414
United Community Banks, Inc.	139,819	4,065,937
Unity Bancorp, Inc.	9,305	316,928
Univest Financial Corp.	36,064	1,014,841
USCB Financial Holdings, Inc.	13,962	212,921
Valley National Bancorp	524,611	4,752,976
Veritex Holdings, Inc.	58,602	1,542,405
Virginia National Bankshares Corp.(x)	5,493	228,783
WaFd, Inc.	88,917	3,098,758
Washington Trust Bancorp, Inc.	21,357	687,909
WesBanco, Inc.	71,299	2,123,284
West Bancorp, Inc.	20,407	387,937
Westamerica Bancorp	28,920	1,429,226
WSFS Financial Corp.	71,019	3,621,259

		316,691,046

Capital Markets (1.5%)
AlTi Global, Inc.(x)*	39,342	147,139
Artisan Partners Asset Management, Inc., Class A	76,586	3,317,705
B Riley Financial, Inc.(x)	25,255	132,589
BGC Group, Inc., Class A	404,249	3,711,006
Brightsphere Investment Group, Inc.	33,731	856,767
Cohen & Steers, Inc.(x)	33,640	3,227,758
Diamond Hill Investment Group, Inc.	3,397	548,989
Donnelley Financial Solutions, Inc.*	31,351	2,063,836
Forge Global Holdings, Inc.(x)*	145,164	190,165
GCM Grosvenor, Inc., Class A	54,458	616,464
Hamilton Lane, Inc., Class A	46,482	7,827,104
MarketWise, Inc.	36,708	24,532
Moelis & Co., Class A	75,540	5,175,245
Open Lending Corp.*	124,207	760,147
P10, Inc., Class A	50,569	541,594
Patria Investments Ltd., Class A	68,921	769,848
Perella Weinberg Partners, Class A	65,232	1,259,630
Piper Sandler Cos.	21,237	6,027,273
PJT Partners, Inc., Class A	28,843	3,845,926
Silvercrest Asset Management Group, Inc., Class A	12,300	212,052
StepStone Group, Inc., Class A	75,164	4,271,570
StoneX Group, Inc.*	33,884	2,774,422
Value Line, Inc.	1,070	49,755
Victory Capital Holdings, Inc., Class A	50,062	2,773,435
Virtus Investment Partners, Inc.	8,308	1,740,111
WisdomTree, Inc.(x)	171,571	1,713,994

		54,579,056

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	6,716	235,597
Bread Financial Holdings, Inc.	41,520	1,975,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Portfolio Services, Inc.(x)*	11,897	$111,594
Encore Capital Group, Inc.*	28,373	1,341,192
Enova International, Inc.*	30,760	2,577,380
FirstCash Holdings, Inc.	46,609	5,350,713
Green Dot Corp., Class A*	53,463	626,052
LendingClub Corp.*	132,789	1,517,778
LendingTree, Inc.*	12,059	699,784
Medallion Financial Corp.	23,091	187,961
Moneylion, Inc.*	10,380	431,289
Navient Corp.	98,222	1,531,281
Nelnet, Inc., Class A	17,454	1,977,189
NerdWallet, Inc., Class A*	47,505	603,788
OppFi, Inc.(x)	21,215	100,347
PRA Group, Inc.*	47,311	1,057,874
PROG Holdings, Inc.	50,212	2,434,780
Regional Management Corp.	10,308	337,175
Upstart Holdings, Inc.*	92,987	3,720,410
World Acceptance Corp.*	4,237	499,881

		27,317,587

Financial Services (2.4%)
Acacia Research Corp.*	42,918	199,998
Alerus Financial Corp.(x)	21,898	501,026
AvidXchange Holdings, Inc.*	209,157	1,696,263
Banco Latinoamericano de Comercio Exterior SA, Class E	34,204	1,111,288
Burford Capital Ltd.(x)	243,151	3,224,182
Cannae Holdings, Inc.	69,344	1,321,697
Cantaloupe, Inc.*	71,583	529,714
Cass Information Systems, Inc.	16,947	702,962
Compass Diversified Holdings	82,372	1,822,892
Enact Holdings, Inc.	36,669	1,332,185
Essent Group Ltd.	126,456	8,129,856
Evertec, Inc.	77,205	2,616,477
Federal Agricultural Mortgage Corp., Class C	11,130	2,085,873
Flywire Corp.*	145,529	2,385,220
HA Sustainable Infrastructure Capital, Inc.	135,800	4,681,026
I3 Verticals, Inc., Class A*	27,912	594,805
International Money Express, Inc.*	38,851	718,355
Jackson Financial, Inc., Class A	89,173	8,135,253
Marqeta, Inc., Class A*	570,580	2,807,254
Merchants Bancorp	21,658	973,744
Mr Cooper Group, Inc.*	77,737	7,165,797
NCR Atleos Corp.*	87,796	2,504,820
NewtekOne, Inc.	30,462	379,556
NMI Holdings, Inc., Class A*	95,876	3,949,132
Onity Group, Inc.*	7,435	237,474
Pagseguro Digital Ltd., Class A*	228,384	1,966,386
Payoneer Global, Inc.*	295,937	2,228,406
Paysafe Ltd.*	39,703	890,538
Paysign, Inc.*	37,476	137,537
PennyMac Financial Services, Inc.	32,571	3,712,117
Priority Technology Holdings, Inc.*	19,499	133,178
Radian Group, Inc.	171,662	5,954,955
Remitly Global, Inc.*	176,941	2,369,240
Repay Holdings Corp., Class A*	110,887	904,838
Sezzle, Inc.(x)*	2,857	487,376
StoneCo Ltd., Class A*	346,202	3,898,234
SWK Holdings Corp.*	4,613	79,759
Velocity Financial, Inc.(x)*	11,597	227,417
Walker & Dunlop, Inc.	39,014	4,431,600
Waterstone Financial, Inc.	20,391	299,748

		87,528,178

Insurance (1.7%)
Ambac Financial Group, Inc.*	53,611	600,979
American Coastal Insurance Corp.*	30,117	339,419
AMERISAFE, Inc.	23,268	1,124,542
Baldwin Insurance Group, Inc. (The), Class A*	79,644	3,966,271
Bowhead Specialty Holdings, Inc.*	7,311	204,781
CNO Financial Group, Inc.	130,586	4,583,569
Crawford & Co., Class A	19,393	212,741
Donegal Group, Inc., Class A	19,873	292,928
Employers Holdings, Inc.	28,066	1,346,326
Enstar Group Ltd.*	15,432	4,962,777
F&G Annuities & Life, Inc.	21,059	941,758
Fidelis Insurance Holdings Ltd.	63,335	1,143,830
Genworth Financial, Inc., Class A*	494,958	3,390,462
GoHealth, Inc., Class A(x)*	4,864	45,624
Goosehead Insurance, Inc., Class A*	27,137	2,423,334
Greenlight Capital Re Ltd., Class A*	34,532	471,362
Hamilton Insurance Group Ltd., Class B*	47,600	920,584
HCI Group, Inc.	10,051	1,076,060
Heritage Insurance Holdings, Inc.*	28,347	346,967
Hippo Holdings, Inc.*	24,099	406,791
Horace Mann Educators Corp.	45,906	1,604,415
Investors Title Co.	1,725	396,405
James River Group Holdings Ltd.	37,853	237,338
Kingsway Financial Services, Inc.*	16,316	135,096
Lemonade, Inc.(x)*	61,526	1,014,564
Maiden Holdings Ltd.*	104,207	184,446
MBIA, Inc.	56,345	201,152
Mercury General Corp.	32,673	2,057,746
NI Holdings, Inc.*	9,304	145,887
Oscar Health, Inc., Class A*	234,820	4,980,532
Palomar Holdings, Inc.*	29,582	2,800,528
ProAssurance Corp.*	56,945	856,453
Root, Inc., Class A(x)*	10,628	401,526
Safety Insurance Group, Inc.	17,465	1,428,288
Selective Insurance Group, Inc.	73,798	6,885,353
Selectquote, Inc.*	171,374	371,882
SiriusPoint Ltd.*	122,113	1,751,100
Skyward Specialty Insurance Group, Inc.*	45,638	1,858,836
Stewart Information Services Corp.	30,979	2,315,370
Tiptree, Inc., Class A	31,275	612,052
Trupanion, Inc.(x)*	39,971	1,677,983
United Fire Group, Inc.	25,573	535,243
Universal Insurance Holdings, Inc.	30,785	682,196

		61,935,496

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AFC Gamma, Inc. (REIT)	19,093	194,940
AG Mortgage Investment Trust, Inc. (REIT)	32,842	246,643
Angel Oak Mortgage REIT, Inc. (REIT)	15,878	165,608
Apollo Commercial Real Estate Finance, Inc. (REIT)	175,313	1,611,126
Arbor Realty Trust, Inc. (REIT)(x)	203,356	3,164,219
Ares Commercial Real Estate Corp. (REIT)(x)	65,970	461,790
ARMOUR Residential REIT, Inc. (REIT)(x)	60,068	1,225,387
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	210,501	4,001,624
BrightSpire Capital, Inc. (REIT), Class A	162,919	912,346
Chicago Atlantic Real Estate Finance, Inc. (REIT)	21,210	328,967
Chimera Investment Corp. (REIT)	98,165	1,553,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Claros Mortgage Trust, Inc. (REIT)(x)	106,974	$801,235
Dynex Capital, Inc. (REIT)	84,972	1,084,243
Ellington Financial, Inc. (REIT)(x)	99,627	1,284,192
Franklin BSP Realty Trust, Inc. (REIT)	98,393	1,285,013
Granite Point Mortgage Trust, Inc. (REIT)	58,810	186,428
Invesco Mortgage Capital, Inc. (REIT)	61,571	578,152
KKR Real Estate Finance Trust, Inc. (REIT)	69,357	856,559
Ladder Capital Corp. (REIT)	142,037	1,647,629
MFA Financial, Inc. (REIT)	125,707	1,598,993
New York Mortgage Trust, Inc. (REIT)	110,827	701,535
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	148,141
Orchid Island Capital, Inc. (REIT)	81,627	670,974
PennyMac Mortgage Investment Trust (REIT)	108,377	1,545,456
Ready Capital Corp. (REIT)(x)	198,704	1,516,112
Redwood Trust, Inc. (REIT)	161,325	1,247,042
Seven Hills Realty Trust (REIT)	14,004	192,835
Sunrise Realty Trust, Inc. (REIT)(x)	6,364	91,578
TPG RE Finance Trust, Inc. (REIT)	71,803	612,480
Two Harbors Investment Corp. (REIT)	124,264	1,724,784

		31,639,983

Total Financials		579,691,346

Health Care (15.8%)
Biotechnology (8.1%)
2seventy bio, Inc.(x)*	63,052	297,605
4D Molecular Therapeutics, Inc.*	60,649	655,616
89bio, Inc.*	98,723	730,550
Absci Corp.(x)*	97,530	372,565
ACADIA Pharmaceuticals, Inc.*	143,830	2,212,105
ACELYRIN, Inc.*	89,056	439,046
Achieve Life Sciences, Inc.(x)*	40,453	191,747
Acrivon Therapeutics, Inc.(x)*	14,528	101,696
Actinium Pharmaceuticals, Inc.*	36,753	69,096
Acumen Pharmaceuticals, Inc.*	48,721	120,828
ADC Therapeutics SA(x)*	94,751	298,466
ADMA Biologics, Inc.*	271,611	5,429,504
Adverum Biotechnologies, Inc.*	24,635	172,938
Aerovate Therapeutics, Inc.(x)*	13,128	27,438
Agenus, Inc.(x)*	24,782	135,805
Agios Pharmaceuticals, Inc.*	68,029	3,022,528
Akebia Therapeutics, Inc.(x)*	240,450	317,394
Akero Therapeutics, Inc.*	81,250	2,331,063
Aldeyra Therapeutics, Inc.*	59,566	321,061
Alector, Inc.*	98,133	457,300
Alkermes plc*	197,651	5,532,251
Allogene Therapeutics, Inc.(x)*	151,243	423,480
Altimmune, Inc.(x)*	86,842	533,210
ALX Oncology Holdings, Inc.(x)*	40,769	74,200
Amicus Therapeutics, Inc.*	353,694	3,777,452
AnaptysBio, Inc.*	23,907	800,884
Anavex Life Sciences Corp.(x)*	89,422	507,917
Anika Therapeutics, Inc.*	15,878	392,187
Annexon, Inc.*	114,466	677,639
Apogee Therapeutics, Inc.(x)*	45,704	2,684,653
Applied Therapeutics, Inc.*	115,747	983,850
Arbutus Biopharma Corp.*	177,487	683,325
Arcellx, Inc.*	52,006	4,343,021
Arcturus Therapeutics Holdings, Inc.*	28,061	651,296
Arcus Biosciences, Inc.*	66,414	1,015,470
Arcutis Biotherapeutics, Inc.*	129,115	1,200,770
Ardelyx, Inc.*	283,076	1,950,394
ArriVent Biopharma, Inc.(x)*	33,277	782,009
Arrowhead Pharmaceuticals, Inc.*	143,653	2,782,559
ARS Pharmaceuticals, Inc.(x)*	59,802	867,129
Artiva Biotherapeutics, Inc.(x)*	15,372	237,497
Astria Therapeutics, Inc.*	55,637	612,563
Atossa Therapeutics, Inc.(x)*	149,501	227,242
Aura Biosciences, Inc.*	53,663	478,137
Aurinia Pharmaceuticals, Inc.*	161,805	1,186,031
Avid Bioservices, Inc.(x)*	75,989	864,755
Avidity Biosciences, Inc.*	130,308	5,985,046
Avita Medical, Inc.(x)*	32,334	346,620
Beam Therapeutics, Inc.*	91,804	2,249,198
BioCryst Pharmaceuticals, Inc.*	251,057	1,908,033
Biohaven Ltd.*	90,595	4,527,032
Biomea Fusion, Inc.(x)*	33,850	341,885
Black Diamond Therapeutics, Inc.*	44,797	194,867
Bluebird Bio, Inc.(x)*	250,403	130,084
Blueprint Medicines Corp.*	75,847	7,015,848
Boundless Bio, Inc.*	6,936	24,068
Bridgebio Pharma, Inc.*	169,327	4,311,065
C4 Therapeutics, Inc.(x)*	71,621	408,240
Cabaletta Bio, Inc.*	52,750	248,980
Candel Therapeutics, Inc.(x)*	24,330	168,607
Capricor Therapeutics, Inc.(x)*	30,331	461,335
Cardiff Oncology, Inc.(x)*	47,003	125,498
CareDx, Inc.*	60,973	1,903,882
Cargo Therapeutics, Inc.*	40,907	754,734
Caribou Biosciences, Inc.*	95,174	186,541
Cartesian Therapeutics, Inc.(x)*	8,614	138,858
Catalyst Pharmaceuticals, Inc.*	134,861	2,681,037
Celcuity, Inc.*	31,991	476,986
Celldex Therapeutics, Inc.*	77,851	2,646,155
Century Therapeutics, Inc.(x)*	52,805	90,297
CervoMed, Inc.(x)*	6,324	92,330
CG oncology, Inc.(x)*	56,958	2,149,025
Cibus, Inc., Class A(x)*	17,637	57,497
Cogent Biosciences, Inc.*	111,548	1,204,718
Coherus Biosciences, Inc.(x)*	134,653	140,039
Compass Therapeutics, Inc.(x)*	106,747	196,414
Corbus Pharmaceuticals Holdings, Inc.(x)*	12,358	254,946
Crinetics Pharmaceuticals, Inc.*	93,869	4,796,706
Cullinan Therapeutics, Inc.*	62,046	1,038,650
Cytokinetics, Inc.*	137,730	7,272,144
Day One Biopharmaceuticals, Inc.*	61,675	859,133
Denali Therapeutics, Inc.*	149,833	4,364,635
Design Therapeutics, Inc.*	39,341	211,655
Dianthus Therapeutics, Inc.(x)*	28,807	788,736
Disc Medicine, Inc.*	23,710	1,165,109
Dynavax Technologies Corp.*	158,256	1,762,972
Dyne Therapeutics, Inc.*	97,276	3,494,154
Editas Medicine, Inc.*	101,390	345,740
Elevation Oncology, Inc.(x)*	61,283	36,764
Eliem Therapeutics, Inc.(x)*	33,961	172,861
Enanta Pharmaceuticals, Inc.*	24,754	256,451
Entrada Therapeutics, Inc.*	29,701	474,622
Erasca, Inc.*	210,096	573,562
Fate Therapeutics, Inc.*	122,221	427,774
Fennec Pharmaceuticals, Inc.*	27,008	135,040
Fibrobiologics, Inc.(x)*	29,137	90,033
Foghorn Therapeutics, Inc.(x)*	30,078	280,026
Galectin Therapeutics, Inc.(x)*	21,188	58,267
Generation Bio Co.*	57,057	140,931
Geron Corp.*	699,463	3,175,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Greenwich Lifesciences, Inc.(x)*	6,644	$95,474
Gyre Therapeutics, Inc.(x)*	7,906	99,141
Halozyme Therapeutics, Inc.*	150,271	8,601,512
Heron Therapeutics, Inc.(x)*	143,250	285,067
HilleVax, Inc.(x)*	37,957	66,804
Humacyte, Inc.(x)*	107,663	585,687
Ideaya Biosciences, Inc.*	99,816	3,162,171
IGM Biosciences, Inc.(x)*	19,023	314,640
ImmunityBio, Inc.(x)*	172,510	641,737
Immunome, Inc.(x)*	62,461	913,180
Immunovant, Inc.*	69,665	1,986,149
Inhibrx Biosciences, Inc.*	12,666	198,350
Inmune Bio, Inc.(x)*	14,423	77,740
Inovio Pharmaceuticals, Inc.(x)*	30,902	178,614
Inozyme Pharma, Inc.(x)*	62,662	327,722
Insmed, Inc.*	189,427	13,828,171
Intellia Therapeutics, Inc.*	115,984	2,383,471
Invivyd, Inc.(x)*	90,800	92,616
Iovance Biotherapeutics, Inc.*	304,762	2,861,715
Ironwood Pharmaceuticals, Inc., Class A*	171,914	708,286
iTeos Therapeutics, Inc.*	31,766	324,331
Janux Therapeutics, Inc.*	34,136	1,550,798
Jasper Therapeutics, Inc.(x)*	13,540	254,687
KalVista Pharmaceuticals, Inc.*	46,547	539,014
Keros Therapeutics, Inc.*	35,311	2,050,510
Kiniksa Pharmaceuticals International plc, Class A(x)*	45,500	1,137,045
Kodiak Sciences, Inc.*	39,649	103,484
Korro Bio, Inc.(x)*	7,329	244,935
Krystal Biotech, Inc.*	29,912	5,444,881
Kura Oncology, Inc.*	88,420	1,727,727
Kymera Therapeutics, Inc.*	53,579	2,535,894
Kyverna Therapeutics, Inc.*	20,361	99,565
Larimar Therapeutics, Inc.(x)*	51,019	334,174
LENZ Therapeutics, Inc.(x)	15,262	362,320
Lexeo Therapeutics, Inc.*	27,336	247,117
Lexicon Pharmaceuticals, Inc.(x)*	139,899	219,641
Lineage Cell Therapeutics, Inc.(x)*	175,087	158,506
Lyell Immunopharma, Inc.*	197,325	272,308
MacroGenics, Inc.*	69,305	228,013
Madrigal Pharmaceuticals, Inc.(x)*	21,160	4,490,575
MannKind Corp.*	321,516	2,022,336
MeiraGTx Holdings plc*	46,675	194,635
Mersana Therapeutics, Inc.*	145,710	275,392
Metagenomi, Inc.*	7,891	17,123
MiMedx Group, Inc.*	144,003	851,058
Mineralys Therapeutics, Inc.*	34,730	420,580
Mirum Pharmaceuticals, Inc.*	47,447	1,850,433
Monte Rosa Therapeutics, Inc.(x)*	47,512	251,814
Myriad Genetics, Inc.*	107,797	2,952,560
Neurogene, Inc.(x)*	12,385	519,675
Nkarta, Inc.*	64,171	290,053
Novavax, Inc.(x)*	169,639	2,142,541
Nurix Therapeutics, Inc.*	76,903	1,728,010
Nuvalent, Inc., Class A*	41,746	4,270,616
Ocugen, Inc.(x)*	310,569	308,147
Olema Pharmaceuticals, Inc.*	48,576	579,997
Organogenesis Holdings, Inc., Class A*	83,395	238,510
ORIC Pharmaceuticals, Inc.*	74,605	764,701
Outlook Therapeutics, Inc.(x)*	17,081	91,213
Ovid therapeutics, Inc.*	67,144	79,230
PepGen, Inc.(x)*	18,581	158,868
Perspective Therapeutics, Inc.*	64,975	867,416
Poseida Therapeutics, Inc., Class A*	79,276	226,729
Praxis Precision Medicines, Inc.*	20,915	1,203,449
Precigen, Inc.(x)*	160,770	152,265
Prelude Therapeutics, Inc.(x)*	16,862	34,904
Prime Medicine, Inc.(x)*	69,142	267,580
ProKidney Corp., Class A(x)*	118,661	227,829
Protagonist Therapeutics, Inc.*	70,445	3,170,025
Prothena Corp. plc*	52,068	871,098
PTC Therapeutics, Inc.*	91,666	3,400,809
Puma Biotechnology, Inc.*	48,715	124,223
Pyxis Oncology, Inc.(x)*	57,614	211,443
Q32 Bio, Inc.(x)*	7,161	319,524
RAPT Therapeutics, Inc.*	33,634	67,604
Recursion Pharmaceuticals, Inc., Class A(x)*	286,645	1,888,991
REGENXBIO, Inc.*	56,130	588,804
Regulus Therapeutics, Inc.*	73,092	114,754
Relay Therapeutics, Inc.*	121,223	858,259
Renovaro, Inc.*	53,370	25,794
Replimune Group, Inc.*	72,524	794,863
REVOLUTION Medicines, Inc.*	183,782	8,334,514
Rhythm Pharmaceuticals, Inc.*	66,012	3,458,369
Rigel Pharmaceuticals, Inc.*	19,228	311,109
Rocket Pharmaceuticals, Inc.*	80,348	1,484,028
Sage Therapeutics, Inc.*	65,971	476,311
Sana Biotechnology, Inc.(x)*	161,369	671,295
Savara, Inc.(x)*	136,305	577,933
Scholar Rock Holding Corp.*	83,623	669,820
Sera Prognostics, Inc., Class A(x)*	32,192	251,098
Shattuck Labs, Inc.(x)*	47,308	165,105
Skye Bioscience, Inc.*	20,276	79,279
Soleno Therapeutics, Inc.*	27,903	1,408,822
Solid Biosciences, Inc.*	27,164	189,333
SpringWorks Therapeutics, Inc.*	82,850	2,654,514
Spyre Therapeutics, Inc.(x)*	42,075	1,237,426
Stoke Therapeutics, Inc.*	43,439	533,865
Summit Therapeutics, Inc.(x)*	105,644	2,313,604
Sutro Biopharma, Inc.*	99,387	343,879
Syndax Pharmaceuticals, Inc.*	100,396	1,932,623
Tango Therapeutics, Inc.*	58,140	447,678
Taysha Gene Therapies, Inc.*	208,262	418,607
Tenaya Therapeutics, Inc.(x)*	67,411	130,103
TG Therapeutics, Inc.(x)*	168,280	3,936,069
Tourmaline Bio, Inc.(x)	27,791	714,507
Travere Therapeutics, Inc.*	89,434	1,251,182
TScan Therapeutics, Inc.*	45,608	227,128
Twist Bioscience Corp.*	69,322	3,131,968
Tyra Biosciences, Inc.(x)*	24,683	580,297
UroGen Pharma Ltd.(x)*	45,105	572,833
Vanda Pharmaceuticals, Inc.*	69,184	324,473
Vaxcyte, Inc.*	143,955	16,449,738
Vera Therapeutics, Inc., Class A*	46,736	2,065,731
Veracyte, Inc.*	92,646	3,153,670
Verastem, Inc.(x)*	42,843	128,101
Vericel Corp.*	58,386	2,466,809
Verve Therapeutics, Inc.*	86,707	419,662
Vir Biotechnology, Inc.*	109,439	819,698
Viridian Therapeutics, Inc.*	74,739	1,700,312
Voyager Therapeutics, Inc.*	56,024	327,740
Werewolf Therapeutics, Inc.*	34,054	72,194
X4 Pharmaceuticals, Inc.*	201,029	134,549
XBiotech, Inc.(x)*	20,885	161,441
Xencor, Inc.*	72,216	1,452,264
XOMA Royalty Corp.*	9,154	242,398
Y-mAbs Therapeutics, Inc.(x)*	44,914	590,619
Zentalis Pharmaceuticals, Inc.*	67,793	249,478
Zura Bio Ltd., Class A(x)*	48,689	197,677
Zymeworks, Inc.*	68,413	858,583

		290,791,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (2.9%)
Accuray, Inc.*	108,458	$195,224
Alphatec Holdings, Inc.*	124,513	692,292
AngioDynamics, Inc.*	45,894	357,055
Artivion, Inc.*	48,255	1,284,548
AtriCure, Inc.*	56,486	1,583,867
Avanos Medical, Inc.*	53,901	1,295,241
Axogen, Inc.*	51,280	718,946
Axonics, Inc.*	61,296	4,266,202
Bioventus, Inc., Class A*	44,589	532,839
Cerus Corp.*	217,515	378,476
CONMED Corp.	37,078	2,666,650
CVRx, Inc.*	16,021	141,145
Embecta Corp.	70,556	994,840
Fractyl Health, Inc.*	34,879	88,244
Glaukos Corp.*	59,029	7,690,298
Haemonetics Corp.*	60,368	4,852,380
ICU Medical, Inc.*	25,789	4,699,272
Inari Medical, Inc.*	63,657	2,625,215
Inmode Ltd.*	96,791	1,640,607
Inogen, Inc.*	28,312	274,626
Integer Holdings Corp.*	40,191	5,224,830
Integra LifeSciences Holdings Corp.*	81,223	1,475,822
iRadimed Corp.	9,072	456,231
iRhythm Technologies, Inc.*	37,541	2,787,044
Lantheus Holdings, Inc.*	82,969	9,105,848
LeMaitre Vascular, Inc.	24,518	2,277,477
LivaNova plc*	65,629	3,448,148
Merit Medical Systems, Inc.*	68,919	6,811,265
Neogen Corp.*	262,744	4,416,727
NeuroPace, Inc.*	15,461	107,763
Nevro Corp.*	44,647	249,577
Novocure Ltd.*	129,260	2,020,334
Omnicell, Inc.*	54,944	2,395,558
OraSure Technologies, Inc.*	90,466	386,290
Orchestra BioMed Holdings, Inc.*	26,624	136,847
Orthofix Medical, Inc.*	40,463	632,032
OrthoPediatrics Corp.*	19,749	535,395
Paragon 28, Inc.(x)*	57,188	382,016
PROCEPT BioRobotics Corp.*	51,092	4,093,491
Pulmonx Corp.*	46,635	386,604
Pulse Biosciences, Inc.(x)*	21,334	374,198
RxSight, Inc.*	43,237	2,137,205
Sanara Medtech, Inc.(x)*	3,962	119,811
Semler Scientific, Inc.(x)*	5,999	141,276
SI-BONE, Inc.*	49,551	692,723
Sight Sciences, Inc.(x)*	41,537	261,683
STAAR Surgical Co.*	60,119	2,233,421
Stereotaxis, Inc.(x)*	63,157	128,840
Surmodics, Inc.*	16,711	648,053
Tactile Systems Technology, Inc.*	29,098	425,122
Tandem Diabetes Care, Inc.*	77,972	3,306,792
TransMedics Group, Inc.*	38,684	6,073,388
Treace Medical Concepts, Inc.*	58,968	342,014
UFP Technologies, Inc.*	8,805	2,788,543
Utah Medical Products, Inc.	3,437	229,970
Varex Imaging Corp.*	46,762	557,403
Zimvie, Inc.*	33,078	524,948
Zynex, Inc.(x)*	16,782	136,941

		105,429,597

Health Care Providers & Services (2.6%)
Accolade, Inc.*	90,091	346,850
AdaptHealth Corp., Class A*	123,681	1,388,938
Addus HomeCare Corp.*	20,857	2,774,607
agilon health, Inc.(x)*	373,847	1,469,219
AirSculpt Technologies, Inc.(x)*	14,813	75,102
Alignment Healthcare, Inc.*	121,559	1,436,827
AMN Healthcare Services, Inc.*	45,444	1,926,371
Ardent Health Partners, Inc.*	13,132	241,366
Astrana Health, Inc.*	52,250	3,027,365
Aveanna Healthcare Holdings, Inc.*	61,665	320,658
BrightSpring Health Services, Inc.(x)*	65,861	966,839
Brookdale Senior Living, Inc.*	233,174	1,583,251
Castle Biosciences, Inc.*	31,526	899,121
Community Health Systems, Inc.*	153,400	931,138
Concentra Group Holdings Parent, Inc.(x)*	26,032	582,076
CorVel Corp.*	10,622	3,472,226
Cross Country Healthcare, Inc.*	39,038	524,671
DocGo, Inc.(x)*	121,607	403,735
Enhabit, Inc.*	61,344	484,618
Ensign Group, Inc. (The)	67,013	9,637,810
Fulgent Genetics, Inc.*	25,444	552,898
GeneDx Holdings Corp., Class A(x)*	14,710	624,292
Guardant Health, Inc.*	142,158	3,261,104
HealthEquity, Inc.*	102,151	8,361,059
Hims & Hers Health, Inc.*	228,624	4,211,254
InfuSystem Holdings, Inc.*	21,117	141,484
Innovage Holding Corp.*	17,679	106,074
Joint Corp. (The)*	13,141	150,333
LifeStance Health Group, Inc.*	166,006	1,162,042
ModivCare, Inc.*	13,359	190,767
Nano-X Imaging Ltd.(x)*	66,186	402,411
National HealthCare Corp.	15,163	1,907,050
National Research Corp.	17,809	407,114
NeoGenomics, Inc.*	153,171	2,259,272
OPKO Health, Inc.(x)*	386,658	576,120
Option Care Health, Inc.*	206,797	6,472,746
Owens & Minor, Inc.*	91,946	1,442,633
PACS Group, Inc.*	47,131	1,883,826
Patterson Cos., Inc.	95,189	2,078,928
Pediatrix Medical Group, Inc.*	102,798	1,191,429
Pennant Group, Inc. (The)*	34,429	1,229,115
Performant Financial Corp.*	88,088	329,449
PetIQ, Inc., Class A*	32,988	1,015,041
Privia Health Group, Inc.*	122,519	2,231,071
Progyny, Inc.*	101,143	1,695,157
Quipt Home Medical Corp.*	47,655	139,153
RadNet, Inc.*	79,930	5,546,343
Select Medical Holdings Corp.	130,059	4,535,157
Sonida Senior Living, Inc.*	3,893	104,099
Surgery Partners, Inc.*	92,530	2,983,167
Talkspace, Inc.*	147,478	308,229
US Physical Therapy, Inc.	17,821	1,508,191
Viemed Healthcare, Inc.*	39,687	290,906

		91,790,702

Health Care Technology (0.4%)
Definitive Healthcare Corp., Class A*	65,821	294,220
Evolent Health, Inc., Class A*	139,106	3,933,918
Health Catalyst, Inc.*	71,651	583,239
HealthStream, Inc.	29,379	847,290
LifeMD, Inc.*	41,837	219,226
OptimizeRx Corp.*	21,294	164,390
Phreesia, Inc.*	66,604	1,517,905
Schrodinger, Inc.*	68,024	1,261,845
Simulations Plus, Inc.	19,120	612,222
Teladoc Health, Inc.*	207,436	1,904,263
Waystar Holding Corp.*	51,647	1,440,435

		12,778,953

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.(x)*	141,716	725,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Akoya Biosciences, Inc.(x)*	25,116	$68,316
BioLife Solutions, Inc.*	43,237	1,082,654
ChromaDex Corp.(x)*	56,729	207,061
Codexis, Inc.*	90,850	279,818
Conduit Pharmaceuticals, Inc.*	23,929	2,836
CryoPort, Inc.*	52,857	428,670
Cytek Biosciences, Inc.*	147,433	816,779
Harvard Bioscience, Inc.*	44,602	119,979
Lifecore Biomedical, Inc.(x)*	24,114	118,882
Maravai LifeSciences Holdings, Inc., Class A*	134,414	1,116,980
MaxCyte, Inc.*	125,926	489,852
Mesa Laboratories, Inc.	6,261	813,053
Nautilus Biotechnology, Inc., Class A*	54,163	154,365
OmniAb, Inc. (Earn Out Shares)(r)(x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	107,275	453,773
Pacific Biosciences of California, Inc.(x)*	332,574	565,376
Quanterix Corp.*	43,857	568,387
Quantum-Si, Inc.(x)*	117,987	104,088
Standard BioTools, Inc.(x)*	362,632	699,880

		8,816,335

Pharmaceuticals (1.6%)
Alto Neuroscience, Inc.*	24,839	284,158
Alumis, Inc.*	14,841	158,502
Amneal Pharmaceuticals, Inc.*	194,004	1,614,113
Amphastar Pharmaceuticals, Inc.*	46,031	2,233,884
ANI Pharmaceuticals, Inc.*	22,384	1,335,429
Aquestive Therapeutics, Inc.(x)*	89,770	447,055
Arvinas, Inc.*	76,915	1,894,417
Atea Pharmaceuticals, Inc.*	90,075	301,751
Avadel Pharmaceuticals plc (ADR)*	112,169	1,471,096
Axsome Therapeutics, Inc.*	43,935	3,948,438
Biote Corp., Class A*	31,330	174,821
Cassava Sciences, Inc.(x)*	48,475	1,426,619
Collegium Pharmaceutical, Inc.*	39,707	1,534,279
Contineum Therapeutics, Inc., Class A*	7,763	148,584
Corcept Therapeutics, Inc.*	97,364	4,506,006
CorMedix, Inc.(x)*	66,447	536,892
Edgewise Therapeutics, Inc.*	88,303	2,356,807
Enliven Therapeutics, Inc.(x)*	42,711	1,090,839
Esperion Therapeutics, Inc.(x)*	228,269	376,644
Evolus, Inc.*	67,247	1,089,401
EyePoint Pharmaceuticals, Inc.(x)*	60,903	486,615
Fulcrum Therapeutics, Inc.(x)*	75,280	268,750
Harmony Biosciences Holdings, Inc.*	36,710	1,468,400
Harrow, Inc.*	37,116	1,668,735
Innoviva, Inc.*	65,989	1,274,248
Ligand Pharmaceuticals, Inc.*	20,454	2,047,241
Liquidia Corp.(x)*	70,180	701,800
Longboard Pharmaceuticals, Inc.*	39,353	1,311,636
MediWound Ltd.(x)*	9,284	167,669
Mind Medicine MindMed, Inc.(x)*	87,536	498,080
Nektar Therapeutics*	211,917	275,492
Neumora Therapeutics, Inc.(x)*	101,414	1,339,679
Nuvation Bio, Inc.*	218,533	500,441
Ocular Therapeutix, Inc.*	188,972	1,644,056
Omeros Corp.(x)*	72,936	289,556
Pacira BioSciences, Inc.*	55,699	838,270
Phathom Pharmaceuticals, Inc.(x)*	41,368	747,933
Phibro Animal Health Corp., Class A	24,880	560,298
Pliant Therapeutics, Inc.*	69,462	778,669
Prestige Consumer Healthcare, Inc.*	59,576	4,295,430
Rapport Therapeutics, Inc.(x)*	10,388	212,746
Revance Therapeutics, Inc.*	125,980	653,836
Scilex Holding Co.(r)(x)*	68,788	54,061
scPharmaceuticals, Inc.(x)*	34,247	156,166
SIGA Technologies, Inc.(x)	56,176	379,188
Supernus Pharmaceuticals, Inc.*	60,270	1,879,219
Tarsus Pharmaceuticals, Inc.*	44,802	1,473,538
Telomir Pharmaceuticals, Inc.(x)*	6,570	42,179
Terns Pharmaceuticals, Inc.*	69,853	582,574
Theravance Biopharma, Inc.*	43,122	347,563
Third Harmonic Bio, Inc.(x)*	24,866	336,934
Trevi Therapeutics, Inc.(x)*	69,108	230,821
Ventyx Biosciences, Inc.(x)*	74,374	162,135
Verrica Pharmaceuticals, Inc.(x)*	23,670	34,322
WaVe Life Sciences Ltd.*	94,035	771,087
Xeris Biopharma Holdings, Inc.*	169,610	483,389
Zevra Therapeutics, Inc.(x)*	50,351	349,436

		56,241,927

Total Health Care		565,849,241

Industrials (15.4%)
Aerospace & Defense (1.0%)
AAR Corp.*	41,720	2,726,819
AeroVironment, Inc.*	31,580	6,331,790
AerSale Corp.*	42,953	216,913
Archer Aviation, Inc., Class A(x)*	284,710	862,671
Astronics Corp.*	35,301	687,664
Byrna Technologies, Inc.(x)*	20,824	353,383
Cadre Holdings, Inc.	31,781	1,206,089
Ducommun, Inc.*	16,812	1,106,734
Eve Holding, Inc.(x)*	32,076	103,926
Intuitive Machines, Inc.(x)*	35,456	285,421
Kratos Defense & Security Solutions, Inc.*	178,890	4,168,137
Leonardo DRS, Inc.*	76,696	2,164,361
Mercury Systems, Inc.*	66,498	2,460,426
Moog, Inc., Class A	34,502	6,970,094
National Presto Industries, Inc.	6,399	480,821
Park Aerospace Corp.	21,407	278,933
Redwire Corp.(x)*	27,203	186,885
Rocket Lab USA, Inc.(x)*	419,014	4,077,006
Terran Orbital Corp.(x)*	186,279	46,793
Triumph Group, Inc.*	88,074	1,135,274
V2X, Inc.*	15,046	840,470
Virgin Galactic Holdings, Inc.(x)*	24,392	148,791
VirTra, Inc.(x)*	12,655	78,714

		36,918,115

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	62,413	1,010,467
Forward Air Corp.(x)	29,967	1,060,832
Hub Group, Inc., Class A	73,725	3,350,801
Radiant Logistics, Inc.(x)*	41,187	264,832

		5,686,932

Building Products (1.4%)
American Woodmark Corp.*	18,840	1,760,598
Apogee Enterprises, Inc.	26,566	1,860,018
AZZ, Inc.	35,355	2,920,677
Caesarstone Ltd.*	22,179	101,136
CSW Industrials, Inc.	19,949	7,309,114
Gibraltar Industries, Inc.*	36,753	2,570,137
Griffon Corp.	45,478	3,183,460
Insteel Industries, Inc.	22,773	708,013
Janus International Group, Inc.*	171,794	1,736,837
JELD-WEN Holding, Inc.*	104,988	1,659,860
Masterbrand, Inc.*	152,366	2,824,866
Quanex Building Products Corp.	52,946	1,469,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Resideo Technologies, Inc.*	176,637	$3,557,469
Tecnoglass, Inc.(x)	27,294	1,874,006
UFP Industries, Inc.	73,213	9,606,278
Zurn Elkay Water Solutions Corp.	173,562	6,237,818

		49,379,539

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	76,622	4,042,577
ACCO Brands Corp.	114,816	628,044
ACV Auctions, Inc., Class A*	178,242	3,623,660
Aris Water Solutions, Inc., Class A	33,579	566,478
Bridger Aerospace Group Holdings, Inc.(x)*	7,566	16,797
BrightView Holdings, Inc.*	69,668	1,096,574
Brink’s Co. (The)	54,249	6,273,354
Casella Waste Systems, Inc., Class A*	69,152	6,879,932
CECO Environmental Corp.*	35,699	1,006,712
Cimpress plc*	20,885	1,710,899
CompX International, Inc.	1,414	41,303
CoreCivic, Inc.*	134,730	1,704,335
Deluxe Corp.	53,476	1,042,247
Driven Brands Holdings, Inc.*	72,529	1,034,989
Ennis, Inc.	28,779	699,905
Enviri Corp.*	96,457	997,365
GEO Group, Inc. (The)*	152,028	1,953,560
Healthcare Services Group, Inc.*	89,607	1,000,910
HNI Corp.	57,150	3,076,956
Interface, Inc., Class A	68,840	1,305,895
LanzaTech Global, Inc.(x)*	129,307	246,976
Liquidity Services, Inc.*	26,523	604,724
Matthews International Corp., Class A	36,507	846,962
MillerKnoll, Inc.	84,448	2,090,932
Montrose Environmental Group, Inc.*	38,716	1,018,231
NL Industries, Inc.	8,051	59,819
OPENLANE, Inc.*	129,521	2,186,314
Perma-Fix Environmental Services, Inc.(x)*	17,392	213,400
Pitney Bowes, Inc.	191,189	1,363,178
Quad/Graphics, Inc.	34,881	158,360
Quest Resource Holding Corp.(x)*	17,758	141,709
Steelcase, Inc., Class A	113,929	1,536,902
UniFirst Corp.	18,189	3,613,245
Viad Corp.*	25,154	901,268
Virco Mfg. Corp.(x)	12,536	173,122
VSE Corp.(x)	19,086	1,578,985

		55,436,619

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	39,246	1,488,993
Arcosa, Inc.	58,507	5,544,123
Argan, Inc.	14,995	1,520,943
Bowman Consulting Group Ltd., Class A*	15,930	383,594
Centuri Holdings, Inc.*	16,277	262,873
Concrete Pumping Holdings, Inc.*	29,164	168,860
Construction Partners, Inc., Class A*	51,802	3,615,780
Dycom Industries, Inc.*	34,285	6,757,573
Fluor Corp.*	206,198	9,837,707
Granite Construction, Inc.	53,274	4,223,563
Great Lakes Dredge & Dock Corp.*	79,875	841,084
IES Holdings, Inc.*	9,948	1,985,820
Limbach Holdings, Inc.*	12,418	940,788
Matrix Service Co.*	31,963	368,533
MYR Group, Inc.*	19,773	2,021,394
Northwest Pipe Co.*	10,943	493,858
Orion Group Holdings, Inc.*	36,912	212,982
Primoris Services Corp.	64,762	3,761,377
Southland Holdings, Inc.*	7,787	28,812
Sterling Infrastructure, Inc.*	36,490	5,291,780
Tutor Perini Corp.*	52,965	1,438,529

		51,188,966

Electrical Equipment (1.2%)
Allient, Inc.	17,264	327,843
American Superconductor Corp.*	41,397	976,969
Amprius Technologies, Inc.*	5,637	6,257
Array Technologies, Inc.*	185,483	1,224,188
Atkore, Inc.	44,298	3,753,813
Blink Charging Co.(x)*	117,383	201,899
Bloom Energy Corp., Class A(x)*	238,530	2,518,877
ChargePoint Holdings, Inc.(x)*	469,950	643,831
Energy Vault Holdings, Inc.(x)*	112,807	108,295
EnerSys	48,236	4,922,484
Enovix Corp.(x)*	184,336	1,721,698
Fluence Energy, Inc., Class A(x)*	74,076	1,682,266
Freyr Battery, Inc.(x)*	132,279	128,324
FuelCell Energy, Inc.(x)*	598,654	227,489
GrafTech International Ltd.(x)*	311,482	411,156
LSI Industries, Inc.	32,536	525,456
NANO Nuclear Energy, Inc.(x)*	4,368	62,943
Net Power, Inc.(x)*	24,720	173,287
NEXTracker, Inc., Class A*	173,602	6,506,603
NuScale Power Corp., Class A(x)*	94,278	1,091,739
Plug Power, Inc.(x)*	893,210	2,018,655
Powell Industries, Inc.	11,365	2,522,916
Preformed Line Products Co.	2,797	358,240
SES AI Corp.*	159,320	101,933
Shoals Technologies Group, Inc., Class A*	208,327	1,168,714
Stem, Inc.(x)*	185,760	64,682
Sunrun, Inc.(x)*	263,367	4,756,408
Thermon Group Holdings, Inc.*	40,453	1,207,118
TPI Composites, Inc.(x)*	58,504	266,193
Ultralife Corp.*	11,412	103,164
Vicor Corp.*	27,214	1,145,709

		40,929,149

Ground Transportation (0.4%)
ArcBest Corp.	28,385	3,078,353
Covenant Logistics Group, Inc., Class A	9,970	526,815
FTAI Infrastructure, Inc.	122,633	1,147,845
Heartland Express, Inc.	56,344	691,904
Hertz Global Holdings, Inc.(x)*	149,928	494,762
Marten Transport Ltd.	67,854	1,201,016
PAM Transportation Services, Inc.*	6,775	125,337
Proficient Auto Logistics, Inc.*	16,164	229,206
RXO, Inc.*	163,658	4,582,424
Universal Logistics Holdings, Inc.	7,967	343,457
Werner Enterprises, Inc.	74,562	2,877,348

		15,298,467

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	31,811	805,773

Machinery (3.4%)
374Water, Inc.(x)*	67,201	91,393
3D Systems Corp.(x)*	159,304	452,423
Alamo Group, Inc.	12,271	2,210,375
Albany International Corp., Class A	37,497	3,331,608
Astec Industries, Inc.	27,780	887,293
Atmus Filtration Technologies, Inc.	100,717	3,779,909
Barnes Group, Inc.	56,422	2,280,013
Blue Bird Corp.*	39,090	1,874,756
Chart Industries, Inc.(x)*	51,750	6,424,245
Columbus McKinnon Corp.	33,680	1,212,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Vehicle Group, Inc.*	38,091	$123,796
Douglas Dynamics, Inc.	27,520	759,002
Eastern Co. (The)(x)	5,561	180,454
Energy Recovery, Inc.*	68,647	1,193,771
Enerpac Tool Group Corp., Class A	65,338	2,737,009
Enpro, Inc.	25,343	4,110,128
ESCO Technologies, Inc.	31,044	4,004,055
Federal Signal Corp.	72,478	6,773,794
Franklin Electric Co., Inc.	54,059	5,666,464
Gencor Industries, Inc.*	12,254	255,618
Gorman-Rupp Co. (The)	25,238	983,020
Graham Corp.*	11,875	351,381
Greenbrier Cos., Inc. (The)	36,851	1,875,347
Helios Technologies, Inc.	39,637	1,890,685
Hillenbrand, Inc.	84,303	2,343,623
Hillman Solutions Corp.*	237,204	2,504,874
Hyliion Holdings Corp.(x)*	161,829	401,336
Hyster-Yale, Inc.	13,985	891,823
John Bean Technologies Corp.	38,062	3,749,488
Kadant, Inc.	14,126	4,774,588
Kennametal, Inc.	95,648	2,480,153
L B Foster Co., Class A*	10,693	218,458
Lindsay Corp.	12,926	1,611,097
Luxfer Holdings plc	32,639	422,675
Manitowoc Co., Inc. (The)*	42,898	412,679
Mayville Engineering Co., Inc.*	14,995	316,095
Miller Industries, Inc.	13,386	816,546
Mueller Industries, Inc.	134,991	10,002,833
Mueller Water Products, Inc., Class A	187,481	4,068,338
NN, Inc.(x)*	53,662	209,282
Omega Flex, Inc.	3,834	191,393
Park-Ohio Holdings Corp.	10,361	318,083
Proto Labs, Inc.*	31,250	917,813
REV Group, Inc.	62,791	1,761,916
Shyft Group, Inc. (The)	41,740	523,837
SPX Technologies, Inc.*	54,396	8,673,986
Standex International Corp.	13,931	2,546,308
Taylor Devices, Inc.(x)*	2,577	128,644
Tennant Co.	22,706	2,180,684
Terex Corp.	80,344	4,251,001
Titan International, Inc.*	61,699	501,613
Trinity Industries, Inc.	98,478	3,430,974
Twin Disc, Inc.(x)	11,989	149,743
Wabash National Corp.	52,553	1,008,492
Watts Water Technologies, Inc., Class A	32,929	6,822,560

		122,079,954

Marine Transportation (0.3%)
Costamare, Inc.	52,923	831,950
Genco Shipping & Trading Ltd.	50,364	982,098
Golden Ocean Group Ltd.(x)	148,747	1,990,235
Himalaya Shipping Ltd.	33,890	293,487
Matson, Inc.	41,142	5,867,672
Pangaea Logistics Solutions Ltd.	38,569	278,854
Safe Bulkers, Inc.	76,612	396,850

		10,641,146

Passenger Airlines (0.3%)
Allegiant Travel Co.	18,999	1,046,085
Blade Air Mobility, Inc.*	69,831	205,303
Frontier Group Holdings, Inc.(x)*	51,929	277,820
JetBlue Airways Corp.(x)*	375,158	2,461,037
Joby Aviation, Inc.(x)*	482,608	2,427,518
SkyWest, Inc.*	47,913	4,073,563
Spirit Airlines, Inc.(x)	134,642	323,141
Sun Country Airlines Holdings, Inc.*	46,492	521,175
Wheels Up Experience, Inc.(x)*	103,805	251,208

		11,586,850

Professional Services (2.1%)
Alight, Inc., Class A*	513,636	3,800,906
Asure Software, Inc.*	30,320	274,396
Barrett Business Services, Inc.	31,082	1,165,886
BlackSky Technology, Inc., Class A(x)*	18,537	87,865
CBIZ, Inc.*	57,842	3,892,188
Conduent, Inc.*	193,680	780,530
CRA International, Inc.	7,957	1,395,021
CSG Systems International, Inc.	36,538	1,777,574
DLH Holdings Corp.*	8,206	76,808
ExlService Holdings, Inc.*	189,492	7,229,120
Exponent, Inc.	60,830	7,012,482
First Advantage Corp.(x)*	61,540	1,221,569
FiscalNote Holdings, Inc.(x)*	77,195	98,810
Forrester Research, Inc.*	13,950	251,239
Franklin Covey Co.*	13,380	550,319
Heidrick & Struggles International, Inc.	24,789	963,301
HireQuest, Inc.(x)	5,706	80,797
Huron Consulting Group, Inc.*	21,191	2,303,462
IBEX Holdings Ltd.*	10,229	204,375
ICF International, Inc.	22,534	3,758,446
Innodata, Inc.(x)*	33,229	557,250
Insperity, Inc.	43,325	3,812,600
Kelly Services, Inc., Class A	37,492	802,704
Kforce, Inc.	22,639	1,391,167
Korn Ferry	63,145	4,751,030
Legalzoom.com, Inc.*	167,334	1,062,571
Maximus, Inc.	73,636	6,859,930
Mistras Group, Inc.*	22,331	253,903
NV5 Global, Inc.*	17,247	1,612,250
Planet Labs PBC*	253,133	564,487
Resources Connection, Inc.	39,412	382,296
Spire Global, Inc.(x)*	26,554	265,274
Sterling Check Corp.(x)*	40,466	676,592
TriNet Group, Inc.	38,530	3,736,254
TrueBlue, Inc.*	38,847	306,503
TTEC Holdings, Inc.	22,848	134,118
Upwork, Inc.*	151,668	1,584,931
Verra Mobility Corp., Class A*	201,442	5,602,102
Willdan Group, Inc.*	15,403	630,753
WNS Holdings Ltd.*	54,811	2,889,088

		74,800,897

Trading Companies & Distributors (2.1%)
Alta Equipment Group, Inc.	32,386	218,282
Applied Industrial Technologies, Inc.	46,469	10,368,628
Beacon Roofing Supply, Inc.*	76,908	6,647,158
BlueLinx Holdings, Inc.*	10,133	1,068,221
Boise Cascade Co.	47,876	6,749,559
Custom Truck One Source, Inc.(x)*	65,275	225,199
Distribution Solutions Group, Inc.*	12,828	494,006
DNOW, Inc.*	127,342	1,646,532
DXP Enterprises, Inc.*	15,302	816,515
EVI Industries, Inc.	4,651	89,904
FTAI Aviation Ltd.	122,552	16,287,161
GATX Corp.	42,840	5,674,158
Global Industrial Co.	16,520	561,184
GMS, Inc.*	48,549	4,397,083
H&E Equipment Services, Inc.	39,381	1,917,067
Herc Holdings, Inc.	33,999	5,420,461
Hudson Technologies, Inc.*	53,827	448,917
Karat Packaging, Inc.	8,705	225,373
McGrath RentCorp	29,240	3,078,387
MRC Global, Inc.*	103,395	1,317,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Rush Enterprises, Inc., Class A	73,482	$3,882,054
Rush Enterprises, Inc., Class B	10,384	497,913
Titan Machinery, Inc.*	25,525	355,563
Transcat, Inc.*	10,721	1,294,775
Willis Lease Finance Corp.	3,424	509,525
Xometry, Inc., Class A(x)*	51,452	945,173

		75,136,050

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	12,300	135,792

Total Industrials		550,024,249

Information Technology (11.6%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	96,664	573,218
Applied Optoelectronics, Inc.(x)*	45,181	646,540
Aviat Networks, Inc.*	13,391	289,647
Calix, Inc.*	70,688	2,741,988
Clearfield, Inc.*	15,147	590,127
CommScope Holding Co., Inc.*	255,031	1,558,239
Digi International, Inc.*	43,506	1,197,720
Extreme Networks, Inc.*	152,997	2,299,545
Harmonic, Inc.*	134,257	1,956,125
Infinera Corp.(x)*	242,594	1,637,510
NETGEAR, Inc.*	33,573	673,474
NetScout Systems, Inc.*	83,675	1,819,931
Ribbon Communications, Inc.*	110,603	359,460
Viasat, Inc.*	149,647	1,786,785
Viavi Solutions, Inc.*	267,274	2,410,811

		20,541,120

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.(x)*	30,619	106,248
Advanced Energy Industries, Inc.	45,050	4,741,062
Aeva Technologies, Inc.(x)*	31,627	104,053
Arlo Technologies, Inc.*	115,620	1,400,158
Badger Meter, Inc.	35,375	7,726,254
Bel Fuse, Inc., Class A	1,692	168,235
Bel Fuse, Inc., Class B	13,011	1,021,494
Belden, Inc.	48,879	5,725,197
Benchmark Electronics, Inc.	42,950	1,903,544
Climb Global Solutions, Inc.	4,834	481,176
CTS Corp.	35,933	1,738,439
Daktronics, Inc.*	44,166	570,183
ePlus, Inc.*	32,097	3,156,419
Evolv Technologies Holdings, Inc.(x)*	157,741	638,851
Fabrinet*	43,961	10,394,139
FARO Technologies, Inc.*	21,830	417,826
Insight Enterprises, Inc.*	33,823	7,285,136
Iteris, Inc.*	49,661	354,580
Itron, Inc.*	55,395	5,916,740
Kimball Electronics, Inc.*	29,210	540,677
Knowles Corp.*	104,506	1,884,243
Lightwave Logic, Inc.(x)*	145,593	401,837
Methode Electronics, Inc.	41,934	501,531
MicroVision, Inc.(x)*	250,407	285,464
Mirion Technologies, Inc., Class A*	239,801	2,654,597
Napco Security Technologies, Inc.	42,714	1,728,208
nLight, Inc.*	55,896	597,528
Novanta, Inc.*	43,166	7,723,261
OSI Systems, Inc.*	19,385	2,943,225
Ouster, Inc.*	52,511	330,819
PAR Technology Corp.(x)*	43,693	2,275,531
PC Connection, Inc.	13,870	1,046,214
Plexus Corp.*	32,829	4,488,053
Powerfleet, Inc.*	116,674	583,370
Richardson Electronics Ltd.	13,267	163,715
Rogers Corp.*	22,463	2,538,544
Sanmina Corp.*	65,096	4,455,821
ScanSource, Inc.*	29,994	1,440,612
SmartRent, Inc., Class A*	233,664	404,239
TTM Technologies, Inc.*	122,722	2,239,676
Vishay Intertechnology, Inc.	151,888	2,872,202
Vishay Precision Group, Inc.*	14,257	369,256

		96,318,357

IT Services (0.7%)
Applied Digital Corp.(x)*	141,438	1,166,864
ASGN, Inc.*	54,797	5,108,724
Backblaze, Inc., Class A*	48,444	309,557
BigBear.ai Holdings, Inc.(x)*	124,645	181,982
BigCommerce Holdings, Inc.*	86,291	504,802
Core Scientific, Inc.(x)*	216,506	2,567,761
Couchbase, Inc.*	47,695	768,843
DigitalOcean Holdings, Inc.*	79,217	3,199,575
Fastly, Inc., Class A*	157,655	1,193,448
Grid Dynamics Holdings, Inc.*	70,503	987,042
Hackett Group, Inc. (The)	29,677	779,615
Information Services Group, Inc.	48,821	161,109
Perficient, Inc.*	41,832	3,157,479
Rackspace Technology, Inc.(x)*	84,519	207,072
Squarespace, Inc., Class A*	73,060	3,392,176
Thoughtworks Holding, Inc.*	123,401	545,433
Tucows, Inc., Class A(x)*	10,118	211,365
Unisys Corp.*	83,056	471,758

		24,914,605

Semiconductors & Semiconductor Equipment (2.0%)
ACM Research, Inc., Class A*	61,936	1,257,301
Aehr Test Systems(x)*	32,121	412,755
Alpha & Omega Semiconductor Ltd.*	28,250	1,048,640
Ambarella, Inc.*	45,527	2,567,950
Axcelis Technologies, Inc.*	39,204	4,110,539
CEVA, Inc.*	28,105	678,736
Cohu, Inc.*	56,276	1,446,293
Credo Technology Group Holding Ltd.*	155,702	4,795,622
Diodes, Inc.*	55,293	3,543,728
Everspin Technologies, Inc.*	21,100	124,490
FormFactor, Inc.*	93,265	4,290,190
GCT Semiconductor Holding, Inc.(x)*	7,566	25,346
Ichor Holdings Ltd.*	39,755	1,264,607
Impinj, Inc.(x)*	27,656	5,988,077
indie Semiconductor, Inc., Class A(x)*	198,628	792,526
Kulicke & Soffa Industries, Inc.	65,091	2,937,557
MaxLinear, Inc., Class A*	96,086	1,391,325
Navitas Semiconductor Corp., Class A(x)*	152,577	373,814
NVE Corp.	5,546	442,959
PDF Solutions, Inc.*	37,689	1,193,987
Photronics, Inc.*	74,973	1,856,331
Power Integrations, Inc.	67,663	4,338,552
QuickLogic Corp.(x)*	16,254	124,668
Rambus, Inc.*	131,095	5,534,831
Rigetti Computing, Inc.(x)*	165,961	129,964
Semtech Corp.*	78,022	3,562,485
Silicon Laboratories, Inc.*	38,598	4,460,771
SiTime Corp.*	22,134	3,796,202
SkyWater Technology, Inc.(x)*	32,623	296,217
SMART Global Holdings, Inc.*	62,699	1,313,544
Synaptics, Inc.*	46,869	3,636,097
Ultra Clean Holdings, Inc.*	53,933	2,153,545
Veeco Instruments, Inc.*	67,463	2,235,049

		72,124,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Software (5.4%)
8x8, Inc.*	155,861	$317,956
A10 Networks, Inc.	86,405	1,247,688
ACI Worldwide, Inc.*	127,903	6,510,263
Adeia, Inc.	133,233	1,586,805
Agilysys, Inc.*	27,168	2,960,497
Airship AI Holdings, Inc.(x)*	12,093	27,814
Alarm.com Holdings, Inc.*	58,233	3,183,598
Alkami Technology, Inc.*	54,549	1,720,475
Altair Engineering, Inc., Class A*	69,184	6,607,764
American Software, Inc., Class A	36,816	411,971
Amplitude, Inc., Class A*	93,814	841,512
Appian Corp., Class A*	48,478	1,655,039
Arteris, Inc.*	32,653	252,081
Asana, Inc., Class A*	98,349	1,139,865
AudioEye, Inc.(x)*	8,655	197,767
Aurora Innovation, Inc., Class A(x)*	1,128,595	6,681,282
AvePoint, Inc.*	154,660	1,820,348
Bit Digital, Inc.(x)*	143,086	502,232
Blackbaud, Inc.*	49,694	4,208,088
BlackLine, Inc.*	69,600	3,837,744
Blend Labs, Inc., Class A*	279,116	1,046,685
Box, Inc., Class A*	169,696	5,554,150
Braze, Inc., Class A*	79,507	2,571,256
C3.ai, Inc., Class A*	102,016	2,471,848
Cerence, Inc.(x)*	45,943	144,720
Cipher Mining, Inc.(x)*	220,906	854,906
Cleanspark, Inc.(x)*	276,076	2,578,550
Clear Secure, Inc., Class A	105,937	3,510,752
Clearwater Analytics Holdings, Inc., Class A*	182,837	4,616,634
CommVault Systems, Inc.*	52,702	8,108,203
Consensus Cloud Solutions, Inc.*	22,321	525,660
CS Disco, Inc.*	36,151	212,568
Daily Journal Corp.*	1,660	813,566
Dave, Inc.*	9,576	382,657
Digimarc Corp.(x)*	18,554	498,732
Digital Turbine, Inc.(x)*	111,248	341,531
Domo, Inc., Class B*	41,828	314,128
D-Wave Quantum, Inc.(x)*	105,558	103,753
E2open Parent Holdings, Inc.*	243,632	1,074,417
eGain Corp.*	24,598	125,450
Enfusion, Inc., Class A*	58,758	557,613
Envestnet, Inc.*	55,960	3,504,215
EverCommerce, Inc.*	25,767	266,946
Freshworks, Inc., Class A*	248,047	2,847,580
Hut 8 Corp.(x)*	97,532	1,195,742
iLearningEngines Holdings, Inc.(x)*	34,069	56,895
Instructure Holdings, Inc.(x)*	26,688	628,502
Intapp, Inc.*	47,126	2,254,037
InterDigital, Inc.(x)	30,537	4,324,955
Jamf Holding Corp.*	98,232	1,704,325
Kaltura, Inc.*	115,721	157,381
Life360, Inc.(x)*	6,987	274,938
LiveRamp Holdings, Inc.*	79,688	1,974,669
MARA Holdings, Inc.(x)*	329,835	5,349,924
Matterport, Inc.*	319,459	1,437,566
Meridianlink, Inc.*	33,149	681,875
Mitek Systems, Inc.*	56,349	488,546
N-able, Inc.*	86,907	1,135,005
NCR Voyix Corp.*	176,770	2,398,769
NextNav, Inc.(x)*	90,694	679,298
Olo, Inc., Class A*	128,778	638,739
ON24, Inc.*	35,370	216,464
OneSpan, Inc.*	45,648	760,952
Ooma, Inc.*	28,867	328,795
Pagaya Technologies Ltd., Class A(x)*	56,111	593,093
PagerDuty, Inc.*	110,538	2,050,480
Porch Group, Inc.*	92,032	141,269
PowerSchool Holdings, Inc., Class A*	72,587	1,655,709
Prairie Operating Co.*	4,823	42,250
Progress Software Corp.	51,457	3,466,658
PROS Holdings, Inc.*	56,114	1,039,231
Q2 Holdings, Inc.*	71,333	5,690,233
Qualys, Inc.*	44,726	5,745,502
Rapid7, Inc.*	74,500	2,971,805
Red Violet, Inc.*	13,102	372,752
Rekor Systems, Inc.(x)*	83,844	98,936
ReposiTrak, Inc.(x)	13,518	249,677
Rimini Street, Inc.*	62,434	115,503
Riot Platforms, Inc.(x)*	344,025	2,552,666
Roadzen, Inc.(x)*	14,643	17,425
Sapiens International Corp. NV	37,586	1,400,830
SEMrush Holdings, Inc., Class A*	44,698	702,206
Silvaco Group, Inc.*	7,055	100,887
SolarWinds Corp.	67,604	882,232
SoundHound AI, Inc., Class A(x)*	353,064	1,645,278
SoundThinking, Inc.*	11,012	127,629
Sprinklr, Inc., Class A*	152,098	1,175,718
Sprout Social, Inc., Class A*	60,169	1,749,113
SPS Commerce, Inc.*	44,915	8,721,146
Telos Corp.*	66,492	238,706
Tenable Holdings, Inc.*	142,659	5,780,543
Terawulf, Inc.(x)*	280,518	1,312,824
Varonis Systems, Inc.*	133,239	7,528,004
Verint Systems, Inc.*	74,053	1,875,763
Vertex, Inc., Class A*	66,012	2,542,122
Viant Technology, Inc., Class A*	19,681	217,869
Weave Communications, Inc.*	47,998	614,374
WM Technology, Inc.*	91,551	79,649
Workiva, Inc., Class A*	60,998	4,826,162
Xperi, Inc.*	55,650	514,206
Yext, Inc.*	128,762	891,033
Zeta Global Holdings Corp., Class A*	215,403	6,425,472
Zuora, Inc., Class A*	166,726	1,437,178

		193,016,819

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A(x)	29,505	413,660
Corsair Gaming, Inc.*	55,520	386,419
CPI Card Group, Inc.*	6,011	167,286
Diebold Nixdorf, Inc.(x)*	30,707	1,371,375
Eastman Kodak Co.*	73,975	349,162
Immersion Corp.	36,399	324,679
IonQ, Inc.(x)*	241,689	2,112,362
Turtle Beach Corp.*	21,783	334,151
Xerox Holdings Corp.(x)	139,285	1,445,778

		6,904,872

Total Information Technology		413,820,471

Materials (4.1%)
Chemicals (1.8%)
AdvanSix, Inc.	30,455	925,223
American Vanguard Corp.	30,429	161,274
Arcadium Lithium plc(x)*	1,303,591	3,715,234
Arq, Inc.*	29,110	170,876
ASP Isotopes, Inc.(x)*	59,509	165,435
Aspen Aerogels, Inc.*	70,910	1,963,498
Avient Corp.	109,429	5,506,467
Balchem Corp.	38,949	6,855,024
Cabot Corp.	65,424	7,312,441
Core Molding Technologies, Inc.*	8,505	146,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ecovyst, Inc.*	140,235	$960,610
Hawkins, Inc.	23,220	2,959,853
HB Fuller Co.	65,951	5,235,190
Ingevity Corp.*	43,483	1,695,837
Innospec, Inc.	29,852	3,375,963
Intrepid Potash, Inc.*	13,423	322,152
Koppers Holdings, Inc.	25,008	913,542
Kronos Worldwide, Inc.	27,241	339,150
LSB Industries, Inc.*	64,844	521,346
Mativ Holdings, Inc.	65,616	1,114,816
Minerals Technologies, Inc.	38,788	2,995,597
Northern Technologies International Corp.(x)	8,536	104,907
Orion SA	70,081	1,248,143
Perimeter Solutions SA*	161,398	2,170,803
PureCycle Technologies, Inc.(x)*	150,002	1,425,019
Quaker Chemical Corp.	16,851	2,839,225
Rayonier Advanced Materials, Inc.*	76,030	650,817
Sensient Technologies Corp.	50,629	4,061,458
Stepan Co.	25,519	1,971,343
Tronox Holdings plc	143,088	2,093,377
Valhi, Inc.	3,234	107,919

		64,028,910

Construction Materials (0.4%)
Knife River Corp.*	68,704	6,141,451
Smith-Midland Corp.(x)*	5,133	171,391
Summit Materials, Inc., Class A*	146,607	5,722,071
United States Lime & Minerals, Inc.	12,735	1,243,700

		13,278,613

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	172,603	650,713
Greif, Inc., Class A	30,296	1,898,347
Greif, Inc., Class B	5,889	411,229
Myers Industries, Inc.	44,582	616,123
O-I Glass, Inc.*	187,049	2,454,083
Pactiv Evergreen, Inc.	50,303	578,988
Ranpak Holdings Corp., Class A*	54,023	352,770
TriMas Corp.	47,922	1,223,449

		8,185,702

Metals & Mining (1.6%)
Alpha Metallurgical Resources, Inc.	13,223	3,123,008
Arch Resources, Inc.	21,138	2,920,426
Caledonia Mining Corp. plc	18,310	273,918
Carpenter Technology Corp.	57,435	9,165,477
Century Aluminum Co.*	64,756	1,050,990
Coeur Mining, Inc.*	476,363	3,277,377
Commercial Metals Co.	140,126	7,701,325
Compass Minerals International, Inc.	42,203	507,280
Constellium SE*	156,425	2,543,471
Contango ORE, Inc.(x)*	11,988	230,889
Critical Metals Corp.(x)*	6,989	51,998
Dakota Gold Corp.*	77,904	183,853
Haynes International, Inc.	14,752	878,334
Hecla Mining Co.	707,220	4,717,157
i-80 Gold Corp.*	360,574	418,266
Ivanhoe Electric, Inc.(x)*	101,287	856,888
Kaiser Aluminum Corp.	19,573	1,419,434
Lifezone Metals Ltd.(x)*	41,674	291,718
Materion Corp.	25,034	2,800,303
Metallus, Inc.*	52,420	777,389
Metals Acquisition Ltd., Class A*	64,554	894,073
Novagold Resources, Inc.*	295,547	1,211,743
Olympic Steel, Inc.	13,505	526,695
Perpetua Resources Corp.(x)*	45,977	429,885
Piedmont Lithium, Inc.(x)*	20,645	184,360
Radius Recycling, Inc.	32,775	607,649
Ramaco Resources, Inc., Class A(x)	32,504	380,297
Ramaco Resources, Inc., Class B	5,732	61,676
Ryerson Holding Corp.	34,013	677,199
SSR Mining, Inc.	246,043	1,397,524
SunCoke Energy, Inc.	102,507	889,761
Tredegar Corp.*	30,697	223,781
Universal Stainless & Alloy Products, Inc.*	10,333	399,164
Warrior Met Coal, Inc.	62,407	3,987,807
Worthington Steel, Inc.	39,694	1,349,993

		56,411,108

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	19,870	567,090
Sylvamo Corp.	42,539	3,651,973

		4,219,063

Total Materials		146,123,396

Real Estate (5.8%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	90,424	1,736,141
Alpine Income Property Trust, Inc. (REIT)	14,322	260,660
American Assets Trust, Inc. (REIT)	59,781	1,597,348
Armada Hoffler Properties, Inc. (REIT)	82,273	891,017
Broadstone Net Lease, Inc. (REIT)	229,519	4,349,385
CTO Realty Growth, Inc. (REIT)	26,558	505,133
Empire State Realty Trust, Inc. (REIT), Class A	165,283	1,831,336
Essential Properties Realty Trust, Inc. (REIT)	213,204	7,280,917
Gladstone Commercial Corp. (REIT)	49,860	809,726
Global Net Lease, Inc. (REIT)	242,907	2,045,277
NexPoint Diversified Real Estate Trust (REIT)	44,254	276,588
One Liberty Properties, Inc. (REIT)	20,523	565,203

		22,148,731

Health Care REITs (0.6%)
American Healthcare REIT, Inc. (REIT)	100,582	2,625,190
CareTrust REIT, Inc. (REIT)	172,477	5,322,640
Community Healthcare Trust, Inc. (REIT)	32,998	598,914
Diversified Healthcare Trust (REIT)	264,093	1,106,550
Global Medical REIT, Inc. (REIT)	76,741	760,503
LTC Properties, Inc. (REIT)	52,387	1,922,079
National Health Investors, Inc. (REIT)	51,074	4,293,281
Sabra Health Care REIT, Inc. (REIT)	280,977	5,228,982
Strawberry Fields REIT, Inc. (REIT)	4,296	54,516
Universal Health Realty Income Trust (REIT)	16,013	732,595

		22,645,250

Hotel & Resort REITs (0.7%)
Apple Hospitality REIT, Inc. (REIT)	279,655	4,152,877
Braemar Hotels & Resorts, Inc. (REIT)	80,243	247,951
Chatham Lodging Trust (REIT)	61,677	525,488
DiamondRock Hospitality Co. (REIT)	261,150	2,279,839
Pebblebrook Hotel Trust (REIT)	145,257	1,921,750
RLJ Lodging Trust (REIT)	190,087	1,744,999
Ryman Hospitality Properties, Inc. (REIT)	71,208	7,636,346
Service Properties Trust (REIT)	204,363	931,895
Summit Hotel Properties, Inc. (REIT)	127,971	877,881
Sunstone Hotel Investors, Inc. (REIT)	249,144	2,571,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	124,653	$1,841,125

		24,731,317

Industrial REITs (0.5%)
Industrial Logistics Properties Trust (REIT)	77,515	368,971
Innovative Industrial Properties, Inc. (REIT)	34,310	4,618,126
LXP Industrial Trust (REIT)	353,483	3,552,504
Plymouth Industrial REIT, Inc. (REIT)	48,776	1,102,338
Terreno Realty Corp. (REIT)	115,402	7,712,316

		17,354,255

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	206,508	1,123,403
City Office REIT, Inc. (REIT)	51,847	302,786
COPT Defense Properties (REIT)	137,399	4,167,312
Douglas Emmett, Inc. (REIT)	116,762	2,051,508
Easterly Government Properties, Inc. (REIT), Class A	119,855	1,627,631
Equity Commonwealth (REIT)*	128,744	2,562,005
Franklin Street Properties Corp. (REIT)	114,683	202,989
Hudson Pacific Properties, Inc. (REIT)	166,742	797,027
JBG SMITH Properties (REIT)	103,225	1,804,373
NET Lease Office Properties (REIT)(x)	18,127	555,049
Orion Office REIT, Inc. (REIT)	67,166	268,664
Paramount Group, Inc. (REIT)	228,165	1,122,572
Peakstone Realty Trust (REIT)(x)	45,033	613,800
Piedmont Office Realty Trust, Inc. (REIT), Class A	153,696	1,552,330
Postal Realty Trust, Inc. (REIT), Class A	23,772	348,022
SL Green Realty Corp. (REIT)(x)	79,288	5,519,238

		24,618,709

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.(x)*	1,937	33,975
Anywhere Real Estate, Inc.*	116,913	593,918
Compass, Inc., Class A*	457,984	2,798,282
Cushman & Wakefield plc*	188,369	2,567,469
DigitalBridge Group, Inc.	192,342	2,717,792
eXp World Holdings, Inc.(x)	99,435	1,401,039
Forestar Group, Inc.*	23,272	753,315
FRP Holdings, Inc.*	15,026	448,676
Kennedy-Wilson Holdings, Inc.	138,290	1,528,105
Marcus & Millichap, Inc.	28,700	1,137,381
Maui Land & Pineapple Co., Inc.*	8,767	196,819
Newmark Group, Inc., Class A	163,537	2,539,730
Offerpad Solutions, Inc.(x)*	11,035	44,802
Opendoor Technologies, Inc.*	756,316	1,512,632
RE/MAX Holdings, Inc., Class A*	20,819	259,197
Real Brokerage, Inc. (The)*	114,820	637,251
Redfin Corp.(x)*	141,124	1,768,284
RMR Group, Inc. (The), Class A	19,686	499,631
St Joe Co. (The)	43,409	2,531,179
Star Holdings*	15,912	220,222
Stratus Properties, Inc.*	6,484	168,519
Tejon Ranch Co.*	24,548	430,817
Transcontinental Realty Investors, Inc.*	1,627	46,841

		24,835,876

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	175,817	1,589,386
BRT Apartments Corp. (REIT)	14,012	246,331
Centerspace (REIT)	18,212	1,283,400
Clipper Realty, Inc. (REIT)	13,165	75,040
Elme Communities (REIT)	106,430	1,872,104
Independence Realty Trust, Inc. (REIT)	274,069	5,618,414
NexPoint Residential Trust, Inc. (REIT)	27,917	1,228,627
UMH Properties, Inc. (REIT)	77,923	1,532,745
Veris Residential, Inc. (REIT)	94,730	1,691,878

		15,137,925

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	125,833	2,954,559
Alexander’s, Inc. (REIT)	2,663	645,405
CBL & Associates Properties, Inc. (REIT)(x)	28,055	706,986
Getty Realty Corp. (REIT)	60,087	1,911,367
InvenTrust Properties Corp. (REIT)	83,311	2,363,533
Kite Realty Group Trust (REIT)	263,539	6,999,596
Macerich Co. (The) (REIT)	262,690	4,791,466
NETSTREIT Corp. (REIT)(x)	92,096	1,522,347
Phillips Edison & Co., Inc. (REIT)	149,442	5,635,458
Retail Opportunity Investments Corp. (REIT)	150,395	2,365,713
Saul Centers, Inc. (REIT)	13,885	582,615
SITE Centers Corp. (REIT)	58,851	3,560,485
Tanger, Inc. (REIT)	129,495	4,296,644
Urban Edge Properties (REIT)	149,883	3,205,997
Whitestone REIT (REIT)	61,161	827,508

		42,369,679

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	53,436	558,406
Four Corners Property Trust, Inc. (REIT)	112,485	3,296,935
Gladstone Land Corp. (REIT)	40,825	567,468
Outfront Media, Inc. (REIT)	179,266	3,294,909
PotlatchDeltic Corp. (REIT)	96,753	4,358,723
Safehold, Inc. (REIT)	63,283	1,659,913
Uniti Group, Inc. (REIT)	291,716	1,645,278

		15,381,632

Total Real Estate		209,223,374

Utilities (2.6%)
Electric Utilities (0.7%)
ALLETE, Inc.	70,620	4,533,098
Genie Energy Ltd., Class B	16,274	264,453
Hawaiian Electric Industries, Inc.*	201,000	1,945,680
MGE Energy, Inc.	43,927	4,017,124
Otter Tail Corp.	50,226	3,925,664
Portland General Electric Co.	123,171	5,899,891
TXNM Energy, Inc.	108,351	4,742,523

		25,328,433

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	144,705	6,284,538
Chesapeake Utilities Corp.	26,760	3,322,789
New Jersey Resources Corp.	118,469	5,591,737
Northwest Natural Holding Co.	45,587	1,860,861
ONE Gas, Inc.	67,977	5,058,848
RGC Resources, Inc.	8,957	202,160
Southwest Gas Holdings, Inc.	73,625	5,430,580
Spire, Inc.	68,350	4,599,272

		32,350,785

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	90,977	289,307
Montauk Renewables, Inc.*	80,237	418,035
Ormat Technologies, Inc.	64,983	4,999,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sunnova Energy International, Inc.(x)*	131,558	$1,281,375

		6,988,509

Multi-Utilities (0.4%)
Avista Corp.	95,175	3,688,031
Black Hills Corp.	83,331	5,093,191
Northwestern Energy Group, Inc.	74,704	4,274,563
Unitil Corp.	18,950	1,147,991

		14,203,776

Water Utilities (0.4%)
American States Water Co.	44,771	3,728,977
Cadiz, Inc.(x)*	49,945	151,333
California Water Service Group	69,687	3,778,429
Consolidated Water Co. Ltd.	18,302	461,393
Global Water Resources, Inc.	13,097	164,891
Middlesex Water Co.	21,364	1,393,787
Pure Cycle Corp.*	22,979	247,484
SJW Group	39,269	2,281,922
York Water Co. (The)	16,400	614,344

		12,822,560

Total Utilities		91,694,063

Total Common Stocks (90.3%) (Cost $2,425,393,299)		3,227,742,791

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Empire Petroleum Corp., expiring 10/16/24*	14,188	178

Total Energy		178

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	—
Chinook Therapeutics, Inc., CVR *	68,139	34,070
Icosavax, Inc., CVR *	31,364	9,409
Inhibrx, Inc., CVR(r)*	38,335	18,615

Total Health Care		62,094

Total Rights (0.0%)† (Cost $45,838)		62,272

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/26/29(x)*	3,710	12,132

Total Health Care		12,132

Total Warrants (0.0%)† (Cost $—)		12,132

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	14,000,000	14,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.82% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	48,157,969	48,157,969
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	160,223,249	160,319,382
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	7,000,000	7,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.81% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		266,477,351

Total Short-Term Investments (7.5%) (Cost $266,377,323)		266,477,351

Total Investments in Securities (97.8%) (Cost $2,691,816,460)		3,494,294,546
Other Assets Less Liabilities (2.2%)		78,867,531

Net Assets (100%)		$3,573,162,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $1,956,698 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $180,494,865. This was collateralized by $81,930,880 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/15/24 – 5/15/54 and by cash of $106,157,969 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,102	12/2024	USD	348,850,920	10,658,581

					10,658,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$86,933,512	$—	$—		$86,933,512
Consumer Discretionary	324,419,193	—	—	(a)	324,419,193
Consumer Staples	89,677,466	—	—		89,677,466
Energy	170,286,480	—	—		170,286,480
Financials	579,691,346	—	—		579,691,346
Health Care	565,795,180	—	54,061		565,849,241
Industrials	550,024,249	—	—		550,024,249
Information Technology	413,820,471	—	—		413,820,471
Materials	146,123,396	—	—		146,123,396
Real Estate	209,223,374	—	—		209,223,374
Utilities	91,694,063	—	—		91,694,063
Futures	10,658,581	—	—		10,658,581
Rights
Energy	—	178	—		178
Health Care	—	43,479	18,615		62,094
Short-Term Investments
Investment Companies	266,477,351	—	—		266,477,351
Warrants
Health Care	—	12,132	—		12,132

Total Assets	$3,504,824,662	$55,789	$72,676		$3,504,953,127

Total Liabilities	$—	$—	$—		$—

Total	$3,504,824,662	$55,789	$72,676		$3,504,953,127

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,275,312,469
Aggregate gross unrealized depreciation	(493,782,765)

Net unrealized appreciation	$781,529,704

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,723,423,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
Ampol Ltd.	23,978	$506,102
ANZ Group Holdings Ltd.	304,615	6,418,953
APA Group	131,058	703,110
Aristocrat Leisure Ltd.	58,123	2,354,743
ASX Ltd.	20,292	896,866
BHP Group Ltd.	515,565	16,381,792
BlueScope Steel Ltd.	44,153	677,659
Brambles Ltd.	143,894	1,893,126
CAR Group Ltd.	34,179	885,167
Cochlear Ltd.	6,458	1,259,458
Coles Group Ltd.	135,175	1,687,765
Commonwealth Bank of Australia	170,161	15,927,389
Computershare Ltd.	54,846	958,182
Dexus (REIT)	116,718	611,653
Endeavour Group Ltd.	138,277	479,901
Fortescue Ltd.	174,395	2,493,346
Glencore plc	1,054,263	6,028,418
Goodman Group (REIT)	174,697	4,467,533
GPT Group (The) (REIT)	178,767	615,481
Insurance Australia Group Ltd.	245,738	1,250,398
Lottery Corp. Ltd. (The)	241,793	855,878
Macquarie Group Ltd.	36,961	5,937,748
Medibank Pvt Ltd.	287,889	726,467
Mineral Resources Ltd.	18,704	672,930
Mirvac Group (REIT)	397,355	590,629
National Australia Bank Ltd.	315,423	8,144,828
Northern Star Resources Ltd.	115,848	1,279,061
Orica Ltd.	51,538	660,951
Origin Energy Ltd.	179,584	1,242,796
Pilbara Minerals Ltd.(x)*	287,086	649,019
Pro Medicus Ltd.	5,938	731,758
Qantas Airways Ltd.*	79,472	407,677
QBE Insurance Group Ltd.	155,990	1,783,735
Ramsay Health Care Ltd.	18,774	540,203
REA Group Ltd.(x)	5,323	739,691
Reece Ltd.	21,243	418,561
Rio Tinto Ltd.	37,371	3,336,260
Rio Tinto plc	114,595	8,118,481
Santos Ltd.	322,766	1,566,473
Scentre Group (REIT)	539,352	1,361,016
SEEK Ltd.(x)	38,005	652,928
Seven Group Holdings Ltd.	20,899	619,553
Sonic Healthcare Ltd.	45,765	861,547
South32 Ltd.	468,559	1,221,247
Stockland (REIT)	258,057	934,856
Suncorp Group Ltd.	131,648	1,646,459
Telstra Group Ltd.	398,995	1,070,279
Transurban Group	316,593	2,873,849
Treasury Wine Estates Ltd.	78,855	654,197
Vicinity Ltd. (REIT)	394,424	602,634
Washington H Soul Pattinson & Co. Ltd.(x)	23,296	559,673
Wesfarmers Ltd.	116,619	5,678,387
Westpac Banking Corp.	353,089	7,743,108
WiseTech Global Ltd.	16,577	1,572,267
Woodside Energy Group Ltd.	193,025	3,362,885
Woolworths Group Ltd.	125,768	2,895,425

		139,210,498

Austria (0.2%)
Erste Group Bank AG	34,232	1,876,688
Mondi plc	43,702	830,253
OMV AG	14,592	623,085
Verbund AG	6,520	540,701
voestalpine AG	11,183	291,043

		4,161,770

Belgium (0.8%)
Ageas SA/NV	15,946	850,594
Anheuser-Busch InBev SA/NV	92,902	6,140,715
D’ieteren Group	2,008	424,466
Elia Group SA/NV	2,483	283,858
Groupe Bruxelles Lambert NV	8,927	695,100
KBC Group NV	23,394	1,859,850
Lotus Bakeries NV	45	603,105
Sofina SA	1,357	383,074
Syensqo SA(r)	7,575	671,280
UCB SA	12,892	2,324,818
Warehouses De Pauw CVA (REIT)	18,525	493,669

		14,730,529

Brazil (0.0%)†
Yara International ASA	17,381	550,272

Burkina Faso (0.0%)†
Endeavour Mining plc	16,398	388,262

Chile (0.1%)
Antofagasta plc	40,847	1,099,307

China (0.4%)
BOC Hong Kong Holdings Ltd.	391,500	1,253,993
Prosus NV	143,629	6,276,913
SITC International Holdings Co. Ltd.	107,000	289,046
Wharf Holdings Ltd. (The)	110,095	314,401
Wilmar International Ltd.	214,500	559,094

		8,693,447

Denmark (3.1%)
AP Moller - Maersk A/S, Class A(x)	326	528,197
AP Moller - Maersk A/S, Class B	431	724,711
Carlsberg A/S, Class B	9,538	1,136,034
Coloplast A/S, Class B(x)	13,229	1,728,558
Danske Bank A/S	71,151	2,140,942
Demant A/S*	10,197	398,345
DSV A/S	17,138	3,538,133
Genmab A/S*	6,827	1,651,558
Novo Nordisk A/S, Class B	328,271	38,569,655
Novonesis (Novozymes) B	38,217	2,751,900
Orsted A/S(m)*	19,694	1,309,296
Pandora A/S	8,665	1,426,580
ROCKWOOL A/S, Class B	837	392,968
Tryg A/S	35,816	849,330
Vestas Wind Systems A/S*	101,802	2,247,639
Zealand Pharma A/S*	6,513	790,716

		60,184,562

Finland (0.9%)
Elisa OYJ	15,502	821,733
Fortum OYJ	47,593	783,812
Kesko OYJ, Class B	29,519	629,744
Kone OYJ, Class B	33,497	2,002,322
Metso OYJ	60,055	641,762
Neste OYJ	45,320	879,308
Nokia OYJ	536,590	2,343,825
Nordea Bank Abp	318,752	3,757,531
Orion OYJ, Class B	11,938	654,074
Sampo OYJ, Class A	50,194	2,341,098
Stora Enso OYJ, Class R	55,736	713,489
UPM-Kymmene OYJ	53,703	1,797,569
Wartsila OYJ Abp	48,757	1,090,905

		18,457,172

France (8.6%)
Accor SA	18,655	809,867
Aeroports de Paris SA	3,476	446,131
Air Liquide SA	58,682	11,317,667
Airbus SE	60,407	8,823,502
Alstom SA*	32,509	674,352
Amundi SA(m)	6,565	489,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arkema SA	6,218	$591,794
AXA SA	184,628	7,096,559
BioMerieux	4,520	541,383
BNP Paribas SA	104,986	7,193,051
Bollore SE	80,836	538,546
Bouygues SA	20,147	674,145
Bureau Veritas SA	33,642	1,115,219
Capgemini SE	15,935	3,440,294
Carrefour SA	58,734	1,000,964
Cie de Saint-Gobain SA	46,178	4,200,657
Cie Generale des Etablissements Michelin SCA	69,070	2,803,237
Covivio SA (REIT)	6,038	366,641
Credit Agricole SA	108,055	1,650,863
Danone SA	65,456	4,760,826
Dassault Aviation SA	1,926	396,626
Dassault Systemes SE	68,396	2,712,690
Edenred SE	25,991	984,263
Eiffage SA	7,709	743,482
Engie SA	182,365	3,149,539
EssilorLuxottica SA	29,989	7,097,068
Eurazeo SE	4,772	391,756
Gecina SA (REIT)	4,388	505,058
Getlink SE	30,752	548,390
Hermes International SCA	3,220	7,907,061
Ipsen SA	3,511	431,864
Kering SA	7,398	2,115,181
Klepierre SA (REIT)	20,548	673,381
La Francaise des Jeux SAEM(m)	10,954	450,426
Legrand SA	26,857	3,088,243
L’Oreal SA	24,462	10,947,771
LVMH Moet Hennessy Louis Vuitton SE	28,034	21,485,363
Orange SA	185,197	2,120,274
Pernod Ricard SA	20,586	3,107,315
Publicis Groupe SA	22,826	2,495,140
Renault SA	20,575	892,990
Rexel SA	23,657	683,889
Safran SA	34,748	8,165,292
Sartorius Stedim Biotech	2,826	590,617
SEB SA	2,255	257,291
Societe Generale SA	74,508	1,853,677
Sodexo SA	9,063	743,016
Teleperformance SE	5,148	532,936
Thales SA	9,922	1,574,418
TotalEnergies SE	219,951	14,323,050
Unibail-Rodamco-Westfield (REIT)	11,685	1,022,363
Veolia Environnement SA	71,514	2,349,963
Vinci SA	50,760	5,930,042
Vivendi SE	72,033	832,305

		169,638,428

Germany (8.1%)
adidas AG	16,586	4,392,278
Allianz SE (Registered)	39,822	13,076,718
BASF SE	89,670	4,746,757
Bayer AG (Registered)	99,060	3,343,896
Bayerische Motoren Werke AG	32,360	2,852,185
Bayerische Motoren Werke AG (Preference)(q)	5,731	473,994
Bechtle AG	7,646	341,467
Beiersdorf AG	10,254	1,542,635
Brenntag SE	13,305	992,005
Carl Zeiss Meditec AG	4,428	350,700
Commerzbank AG	105,843	1,946,961
Continental AG	11,524	745,816
Covestro AG(m)*	19,902	1,239,290
CTS Eventim AG & Co. KGaA	6,451	670,340
Daimler Truck Holding AG	50,329	1,884,078
Deutsche Bank AG (Registered)	192,640	3,323,348
Deutsche Boerse AG	19,417	4,554,077
Deutsche Lufthansa AG (Registered)	62,613	458,611
Deutsche Post AG	103,966	4,632,662
Deutsche Telekom AG (Registered)	355,781	10,451,433
Dr Ing hc F Porsche AG (Preference)(m)(q)	10,947	871,274
E.ON SE	228,072	3,390,545
Evonik Industries AG	24,597	574,983
Fresenius Medical Care AG	20,537	873,052
Fresenius SE & Co. KGaA*	42,698	1,626,927
GEA Group AG	16,791	821,652
Hannover Rueck SE	6,004	1,711,607
Heidelberg Materials AG	13,546	1,471,684
Henkel AG & Co. KGaA	11,005	935,304
Henkel AG & Co. KGaA (Preference)(q)	17,100	1,606,543
Infineon Technologies AG	134,043	4,694,145
Knorr-Bremse AG	7,904	702,547
LEG Immobilien SE	7,516	784,604
Mercedes-Benz Group AG	76,332	4,931,599
Merck KGaA	13,139	2,310,857
MTU Aero Engines AG	5,494	1,712,381
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,873	7,633,341
Nemetschek SE	5,978	618,860
Porsche Automobil Holding SE (Preference)(q)	16,326	746,559
Puma SE	11,249	469,568
Rational AG	466	474,636
Rheinmetall AG	4,495	2,433,756
RWE AG	64,414	2,343,236
SAP SE	106,613	24,257,428
Sartorius AG (Preference)(q)	2,702	758,550
Scout24 SE(m)	7,188	618,102
Siemens AG (Registered)	77,261	15,595,799
Siemens Energy AG*	61,978	2,281,526
Siemens Healthineers AG(m)	27,839	1,669,067
Symrise AG, Class A	13,270	1,833,143
Talanx AG	6,122	515,192
Volkswagen AG (Preference)(q)	21,204	2,246,084
Vonovia SE	76,186	2,775,715
Zalando SE(m)*	23,247	766,489

		159,076,006

Hong Kong (1.7%)
AIA Group Ltd.	1,142,412	10,235,468
CK Asset Holdings Ltd.	209,152	920,136
CK Infrastructure Holdings Ltd.	68,000	465,355
CLP Holdings Ltd.	163,500	1,448,057
Futu Holdings Ltd. (ADR)*	6,388	611,012
Hang Seng Bank Ltd.	75,000	943,066
Henderson Land Development Co. Ltd.	159,025	507,319
HKT Trust & HKT Ltd.	362,013	463,352
Hong Kong & China Gas Co. Ltd.	1,115,722	918,544
Hong Kong Exchanges & Clearing Ltd.	122,858	5,155,268
Hongkong Land Holdings Ltd.	123,600	453,612
Jardine Matheson Holdings Ltd.	15,400	600,600
Link REIT (REIT)	248,380	1,254,065
MTR Corp. Ltd.	166,000	626,729
Power Assets Holdings Ltd.	133,500	855,213
Prudential plc	284,636	2,643,259
Sino Land Co. Ltd.	405,172	444,582
Sun Hung Kai Properties Ltd.	146,000	1,606,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Swire Pacific Ltd., Class A	45,000	$384,366
Techtronic Industries Co. Ltd.	144,500	2,195,238
WH Group Ltd.(m)	796,603	631,228
Wharf Real Estate Investment Co. Ltd.	186,900	661,159

		34,024,335

Ireland (0.4%)
AerCap Holdings NV	21,252	2,012,989
AIB Group plc	169,401	970,186
Bank of Ireland Group plc	105,428	1,177,093
Kerry Group plc, Class A	16,303	1,690,457
Kingspan Group plc	15,465	1,452,074

		7,302,799

Israel (0.6%)
Azrieli Group Ltd.	4,926	342,768
Bank Hapoalim BM	132,628	1,326,672
Bank Leumi Le-Israel BM	154,133	1,506,641
Check Point Software Technologies Ltd.*	9,182	1,770,382
Elbit Systems Ltd.	2,632	523,025
Global-e Online Ltd.*	9,898	380,479
ICL Group Ltd.	81,138	345,629
Israel Discount Bank Ltd., Class A	115,835	647,861
Mizrahi Tefahot Bank Ltd.	16,868	658,358
Nice Ltd.*	6,544	1,138,911
Teva Pharmaceutical Industries Ltd. (ADR)*	112,815	2,032,926
Wix.com Ltd.*	5,249	877,475

		11,551,127

Italy (2.3%)
Amplifon SpA	12,997	373,409
Banco BPM SpA	130,685	881,270
Coca-Cola HBC AG	22,005	783,738
Davide Campari-Milano NV	60,150	508,865
DiaSorin SpA	1,954	228,168
Enel SpA	824,095	6,581,924
Eni SpA	234,346	3,569,117
Ferrari NV	12,987	6,067,384
FinecoBank Banca Fineco SpA	61,745	1,056,746
Generali	105,474	3,046,748
Infrastrutture Wireless Italiane SpA(m)	36,130	444,410
Intesa Sanpaolo SpA	1,482,348	6,332,165
Leonardo SpA	32,785	730,622
Mediobanca Banca di Credito Finanziario SpA	53,490	912,487
Moncler SpA	22,026	1,398,030
Nexi SpA(m)*	69,067	468,365
Poste Italiane SpA(m)	47,177	661,165
Prysmian SpA	26,756	1,941,880
Recordati Industria Chimica e Farmaceutica SpA	9,799	554,114
Snam SpA	209,139	1,064,143
Telecom Italia SpA(x)*	1,086,535	301,764
Terna - Rete Elettrica Nazionale	149,445	1,345,477
UniCredit SpA	153,876	6,742,716

		45,994,707

Japan (20.1%)
Advantest Corp.	78,700	3,691,193
Aeon Co. Ltd.	64,200	1,741,630
AGC, Inc.	20,100	649,885
Aisin Corp.(x)	53,100	582,631
Ajinomoto Co., Inc.	46,500	1,794,322
ANA Holdings, Inc.	16,700	356,600
Asahi Group Holdings Ltd.	149,100	1,948,752
Asahi Kasei Corp.	127,700	961,360
Asics Corp.	66,800	1,394,794
Astellas Pharma, Inc.(x)	187,500	2,148,635
Bandai Namco Holdings, Inc.	62,600	1,426,875
Bridgestone Corp.	56,700	2,169,769
Brother Industries Ltd.(x)	22,000	425,535
Canon, Inc.	95,200	3,115,155
Capcom Co. Ltd.	33,400	773,388
Central Japan Railway Co.	75,400	1,740,141
Chiba Bank Ltd. (The)	47,800	383,298
Chubu Electric Power Co., Inc.	65,700	768,424
Chugai Pharmaceutical Co. Ltd.	67,900	3,274,885
Concordia Financial Group Ltd.	112,600	620,485
Dai Nippon Printing Co. Ltd.	39,200	696,040
Daifuku Co. Ltd.	32,000	614,841
Dai-ichi Life Holdings, Inc.	92,000	2,356,890
Daiichi Sankyo Co. Ltd.	188,000	6,159,624
Daikin Industries Ltd.	26,800	3,743,329
Daito Trust Construction Co. Ltd.	5,900	714,691
Daiwa House Industry Co. Ltd.	57,000	1,786,641
Daiwa Securities Group, Inc.(x)	138,600	969,163
Denso Corp.	190,400	2,815,761
Dentsu Group, Inc.	21,581	661,732
Disco Corp.	9,500	2,478,031
East Japan Railway Co.(x)	92,127	1,825,874
Eisai Co. Ltd.	26,300	978,073
ENEOS Holdings, Inc.	290,190	1,572,245
FANUC Corp.	97,000	2,827,831
Fast Retailing Co. Ltd.	19,500	6,433,745
Fuji Electric Co. Ltd.	13,400	803,674
FUJIFILM Holdings Corp.	114,800	2,945,781
Fujitsu Ltd.	168,900	3,449,685
Hamamatsu Photonics KK(x)	31,000	404,526
Hankyu Hanshin Holdings, Inc.(x)	23,900	735,333
Hikari Tsushin, Inc.	1,900	421,312
Hitachi Construction Machinery Co. Ltd.(x)	12,300	297,049
Hitachi Ltd.	471,300	12,398,576
Honda Motor Co. Ltd.	456,200	4,784,982
Hoshizaki Corp.	11,000	381,451
Hoya Corp.	36,100	4,969,480
Hulic Co. Ltd.	37,900	383,549
Ibiden Co. Ltd.(x)	11,000	338,668
Idemitsu Kosan Co. Ltd.(x)	99,385	710,856
Inpex Corp.	98,100	1,322,789
Isuzu Motors Ltd.(x)	62,300	837,024
ITOCHU Corp.(x)	120,300	6,426,602
Japan Airlines Co. Ltd.(x)	16,538	289,681
Japan Exchange Group, Inc.	105,200	1,358,139
Japan Post Bank Co. Ltd.	142,200	1,323,803
Japan Post Holdings Co. Ltd.	213,500	2,029,160
Japan Post Insurance Co. Ltd.	20,500	371,418
Japan Real Estate Investment Corp. (REIT)(x)	132	524,418
Japan Tobacco, Inc.	122,200	3,553,131
JFE Holdings, Inc.(x)	62,400	832,941
Kajima Corp.	44,600	830,247
Kansai Electric Power Co., Inc. (The)	71,700	1,182,320
Kao Corp.	47,700	2,359,362
Kawasaki Kisen Kaisha Ltd.(x)	40,200	619,258
KDDI Corp.(x)	156,400	4,999,141
Keisei Electric Railway Co. Ltd.(x)	14,300	424,747
Keyence Corp.	19,740	9,388,947
Kikkoman Corp.	69,500	787,240
Kirin Holdings Co. Ltd.	78,300	1,190,912
Kobe Bussan Co. Ltd.	16,600	522,515
Kokusai Electric Corp.(x)	14,400	318,608
Komatsu Ltd.	95,300	2,629,743
Konami Group Corp.	9,900	1,001,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kubota Corp.	102,500	$1,448,443
Kyocera Corp.	132,400	1,529,198
Kyowa Kirin Co. Ltd.	24,800	436,038
Lasertec Corp.	8,300	1,363,169
LY Corp.	281,400	820,950
M3, Inc.	47,900	479,250
Makita Corp.	23,800	801,641
Marubeni Corp.	144,800	2,357,502
MatsukiyoCocokara & Co.(x)	35,400	579,553
Mazda Motor Corp.(x)	60,600	451,153
McDonald’s Holdings Co. Japan Ltd.	8,376	398,621
Meiji Holdings Co. Ltd.	21,944	548,123
Minebea Mitsumi, Inc.(x)	37,200	729,376
Mitsubishi Chemical Group Corp.	138,800	887,412
Mitsubishi Corp.	339,900	6,982,465
Mitsubishi Electric Corp.	195,300	3,130,100
Mitsubishi Estate Co. Ltd.	116,100	1,824,400
Mitsubishi HC Capital, Inc.	87,200	613,085
Mitsubishi Heavy Industries Ltd.	330,190	4,864,688
Mitsubishi UFJ Financial Group, Inc.	1,128,800	11,415,626
Mitsui & Co. Ltd.	261,600	5,784,413
Mitsui Chemicals, Inc.	16,500	436,824
Mitsui Fudosan Co. Ltd.	270,200	2,515,412
Mitsui OSK Lines Ltd.(x)	34,900	1,196,155
Mizuho Financial Group, Inc.	243,343	4,970,987
MonotaRO Co. Ltd.(x)	25,500	425,370
MS&AD Insurance Group Holdings, Inc.	132,540	3,070,852
Murata Manufacturing Co. Ltd.	175,200	3,421,108
NEC Corp.	25,200	2,410,854
Nexon Co. Ltd.	34,600	681,167
Nidec Corp.	85,800	1,794,502
Nintendo Co. Ltd.	105,000	5,578,570
Nippon Building Fund, Inc. (REIT)	825	756,549
Nippon Paint Holdings Co. Ltd.	93,800	716,267
Nippon Prologis REIT, Inc. (REIT)	259	443,665
Nippon Sanso Holdings Corp.	18,000	652,872
Nippon Steel Corp.(x)	86,308	1,920,424
Nippon Telegraph & Telephone Corp.	3,019,300	3,083,898
Nippon Yusen KK(x)	47,100	1,710,642
Nissan Motor Co. Ltd.	233,600	654,194
Nissin Foods Holdings Co. Ltd.	20,400	568,744
Nitori Holdings Co. Ltd.(x)	8,000	1,213,150
Nitto Denko Corp.	75,500	1,254,700
Nomura Holdings, Inc.	311,600	1,610,846
Nomura Real Estate Holdings, Inc.	10,000	266,551
Nomura Research Institute Ltd.	37,598	1,386,463
NTT Data Group Corp.	64,900	1,162,533
Obayashi Corp.(x)	63,000	794,705
Obic Co. Ltd.	35,500	1,246,359
Olympus Corp.	116,100	2,195,984
Omron Corp.(x)	19,000	865,493
Ono Pharmaceutical Co. Ltd.(x)	38,800	516,029
Oracle Corp.	3,400	348,812
Oriental Land Co. Ltd.	111,200	2,861,142
ORIX Corp.	115,400	2,664,096
Osaka Gas Co. Ltd.	39,000	874,837
Otsuka Corp.	21,400	527,686
Otsuka Holdings Co. Ltd.	43,300	2,435,164
Pan Pacific International Holdings Corp.	39,700	1,020,640
Panasonic Holdings Corp.	237,900	2,057,469
Rakuten Group, Inc.*	146,900	946,047
Recruit Holdings Co. Ltd.	150,900	9,139,569
Renesas Electronics Corp.	171,600	2,482,215
Resona Holdings, Inc.	211,405	1,467,369
Ricoh Co. Ltd.(x)	58,500	627,840
Rohm Co. Ltd.(x)	32,300	360,924
SBI Holdings, Inc.(x)	29,020	665,305
SCREEN Holdings Co. Ltd.(x)	8,500	589,810
SCSK Corp.	13,600	280,043
Secom Co. Ltd.	42,400	1,561,771
Seiko Epson Corp.(x)	30,100	552,784
Sekisui Chemical Co. Ltd.	40,800	633,468
Sekisui House Ltd.	62,300	1,722,597
Seven & i Holdings Co. Ltd.	229,700	3,431,316
SG Holdings Co. Ltd.	35,900	384,915
Shimadzu Corp.	22,800	757,330
Shimano, Inc.	7,700	1,455,620
Shin-Etsu Chemical Co. Ltd.	183,100	7,614,463
Shionogi & Co. Ltd.	75,000	1,071,578
Shiseido Co. Ltd.	40,100	1,081,145
Shizuoka Financial Group, Inc.(x)	42,300	366,271
SMC Corp.	5,800	2,568,586
SoftBank Corp.(x)	2,901,000	3,778,516
SoftBank Group Corp.	104,000	6,097,812
Sompo Holdings, Inc.	95,875	2,135,299
Sony Group Corp.	634,500	12,261,776
Subaru Corp.(x)	60,200	1,039,599
SUMCO Corp.(x)	34,400	369,071
Sumitomo Corp.	105,100	2,335,637
Sumitomo Electric Industries Ltd.	75,900	1,212,235
Sumitomo Metal Mining Co. Ltd.	23,599	704,563
Sumitomo Mitsui Financial Group, Inc.	381,591	8,084,499
Sumitomo Mitsui Trust Holdings, Inc.	66,536	1,569,828
Sumitomo Realty & Development Co. Ltd.	29,900	999,822
Suntory Beverage & Food Ltd.	13,200	495,396
Suzuki Motor Corp.	154,800	1,715,213
Sysmex Corp.	50,400	991,343
T&D Holdings, Inc.	51,800	899,224
Taisei Corp.	17,600	766,575
Takeda Pharmaceutical Co. Ltd.	162,263	4,632,215
TDK Corp.	194,500	2,467,027
Terumo Corp.	136,000	2,554,879
TIS, Inc.(x)	20,700	525,835
Toho Co. Ltd.	11,200	452,987
Tokio Marine Holdings, Inc.	191,000	6,951,616
Tokyo Electric Power Co. Holdings, Inc.*	164,300	728,076
Tokyo Electron Ltd.	45,700	8,041,419
Tokyo Gas Co. Ltd.	38,700	898,535
Tokyu Corp.(x)	54,800	706,519
TOPPAN Holdings, Inc.	23,700	699,828
Toray Industries, Inc.	133,900	785,559
TOTO Ltd.(x)	13,900	516,154
Toyota Industries Corp.	15,500	1,188,989
Toyota Motor Corp.	1,046,450	18,511,735
Toyota Tsusho Corp.	67,200	1,208,641
Trend Micro, Inc.	12,500	738,041
Unicharm Corp.	41,700	1,503,782
West Japan Railway Co.	46,200	875,622
Yakult Honsha Co. Ltd.(x)	24,100	556,534
Yamaha Motor Co. Ltd.	90,300	804,202
Yaskawa Electric Corp.	24,400	848,504
Yokogawa Electric Corp.	22,600	574,730
Zensho Holdings Co. Ltd.(x)	10,200	563,209
ZOZO, Inc.	14,300	518,770

		397,578,921

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	449,307

Luxembourg (0.1%)
ArcelorMittal SA	47,683	1,249,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Eurofins Scientific SE	14,097	$892,879

		2,142,343

Macau (0.1%)
Galaxy Entertainment Group Ltd.	234,000	1,175,441
Sands China Ltd.*	266,400	682,633

		1,858,074

Netherlands (3.9%)
ABN AMRO Bank NV (CVA)(m)	43,692	788,142
Adyen NV(m)*	2,191	3,420,817
Aegon Ltd.	136,656	877,420
Akzo Nobel NV	17,616	1,241,265
Argenx SE*	6,038	3,231,553
ASM International NV	4,774	3,132,177
ASML Holding NV	40,731	33,805,290
ASR Nederland NV	15,496	758,972
BE Semiconductor Industries NV	7,772	982,367
Euronext NV(m)	8,166	885,819
EXOR NV	10,091	1,080,033
Heineken Holding NV	12,555	947,546
Heineken NV	29,083	2,578,245
IMCD NV	5,703	989,699
ING Groep NV	335,818	6,083,478
JDE Peet’s NV	10,624	221,858
Koninklijke Ahold Delhaize NV	97,433	3,365,438
Koninklijke KPN NV	408,105	1,666,761
Koninklijke Philips NV*	82,870	2,713,899
NN Group NV	26,970	1,344,370
OCI NV	9,365	266,662
Randstad NV	11,764	584,041
Universal Music Group NV	84,814	2,218,652
Wolters Kluwer NV	25,414	4,280,216

		77,464,720

New Zealand (0.2%)
Auckland International Airport Ltd.	133,903	635,462
Fisher & Paykel Healthcare Corp. Ltd.	58,682	1,295,504
Mercury NZ Ltd.	64,627	264,821
Meridian Energy Ltd.	123,596	466,412
Spark New Zealand Ltd.	194,516	374,435
Xero Ltd.*	14,779	1,526,898

		4,563,532

Norway (0.5%)
Aker BP ASA	31,201	668,786
DNB Bank ASA	86,251	1,768,673
Equinor ASA	85,399	2,158,251
Gjensidige Forsikring ASA	18,661	349,066
Kongsberg Gruppen ASA	8,763	856,956
Mowi ASA	45,702	821,756
Norsk Hydro ASA	137,654	893,001
Orkla ASA	78,262	737,534
Salmar ASA	7,336	384,772
Telenor ASA	66,075	845,273

		9,484,068

Poland (0.0%)†
InPost SA*	20,677	389,901

Portugal (0.2%)
EDP SA	312,032	1,424,782
Galp Energia SGPS SA	47,658	891,248
Jeronimo Martins SGPS SA	31,578	620,065

		2,936,095

Singapore (1.4%)
CapitaLand Ascendas REIT (REIT)	385,966	858,870
CapitaLand Integrated Commercial Trust (REIT)	581,650	959,423
CapitaLand Investment Ltd.	242,800	589,407
DBS Group Holdings Ltd.	202,610	5,998,296
Genting Singapore Ltd.	600,241	408,645
Grab Holdings Ltd., Class A*	191,566	727,951
Keppel Ltd.	149,100	769,137
Oversea-Chinese Banking Corp. Ltd.	340,306	3,998,149
Sea Ltd. (ADR)*	37,383	3,524,469
Sembcorp Industries Ltd.	97,900	421,993
Singapore Airlines Ltd.	145,200	768,224
Singapore Exchange Ltd.	83,800	744,599
Singapore Technologies Engineering Ltd.	178,900	648,647
Singapore Telecommunications Ltd.	757,500	1,909,590
STMicroelectronics NV	68,733	2,038,995
United Overseas Bank Ltd.	132,675	3,320,875

		27,687,270

South Africa (0.2%)
Anglo American plc	128,138	4,161,219

South Korea (0.0%)†
Delivery Hero SE(m)(x)*	18,045	727,544

Spain (2.5%)
Acciona SA	2,485	352,688
ACS Actividades de Construccion y Servicios SA	21,247	981,047
Aena SME SA(m)	7,661	1,685,102
Amadeus IT Group SA	45,694	3,302,109
Banco Bilbao Vizcaya Argentaria SA	593,255	6,410,986
Banco de Sabadell SA(x)	562,099	1,194,462
Banco Santander SA	1,608,808	8,238,781
CaixaBank SA	376,210	2,246,326
Cellnex Telecom SA(m)	54,007	2,190,095
EDP Renovaveis SA	29,019	507,472
Endesa SA	34,902	762,648
Grifols SA*	36,105	410,946
Iberdrola SA	622,521	9,625,204
Industria de Diseno Textil SA	110,305	6,524,849
Redeia Corp. SA	38,534	749,360
Repsol SA	124,221	1,637,886
Telefonica SA(x)	404,563	1,979,692

		48,799,653

Sweden (3.0%)
AddTech AB, Class B	26,492	793,520
Alfa Laval AB	29,801	1,430,798
Assa Abloy AB, Class B	101,761	3,422,811
Atlas Copco AB, Class A	275,464	5,328,447
Atlas Copco AB, Class B	160,513	2,746,905
Beijer Ref AB, Class B	39,857	655,201
Boliden AB	28,802	977,002
Epiroc AB, Class A	66,638	1,440,258
Epiroc AB, Class B	37,034	701,235
EQT AB	38,750	1,325,898
Essity AB, Class B	63,059	1,967,674
Evolution AB(m)	18,300	1,798,313
Fastighets AB Balder, Class B*	62,734	551,123
Getinge AB, Class B	24,437	526,476
H & M Hennes & Mauritz AB, Class B(x)	58,195	990,178
Hexagon AB, Class B	213,073	2,291,051
Holmen AB, Class B	9,014	389,997
Husqvarna AB, Class B	40,945	286,248
Industrivarden AB, Class C	17,064	627,224
Industrivarden AB, Class A	11,793	435,683
Indutrade AB	26,407	820,616
Investment AB Latour, Class B	12,639	394,135
Investor AB, Class B	177,570	5,464,782
L E Lundbergforetagen AB, Class B	6,766	387,072
Lifco AB, Class B	24,596	809,384
Nibe Industrier AB, Class B	154,395	846,175
Saab AB, Class B(x)	31,736	674,666
Sagax AB, Class B	18,491	526,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sandvik AB	106,552	$2,380,564
Securitas AB, Class B	52,381	664,830
Skandinaviska Enskilda Banken AB, Class A	160,230	2,449,397
Skanska AB, Class B	37,174	775,263
SKF AB, Class B	33,123	658,817
Svenska Cellulosa AB SCA, Class B	58,991	859,378
Svenska Handelsbanken AB, Class A	150,962	1,549,628
Swedbank AB, Class A	87,808	1,861,495
Swedish Orphan Biovitrum AB*	19,030	612,732
Tele2 AB, Class B	59,247	670,301
Telefonaktiebolaget LM Ericsson, Class B(x)	282,017	2,130,432
Telia Co. AB	234,555	758,458
Trelleborg AB, Class B	22,258	855,179
Volvo AB, Class A	21,221	565,846
Volvo AB, Class B	160,229	4,231,395
Volvo Car AB, Class B(x)*	74,215	204,028

		59,837,168

Switzerland (5.7%)
ABB Ltd. (Registered)	162,624	9,413,304
Adecco Group AG (Registered)	16,850	572,982
Avolta AG	9,041	382,428
Bachem Holding AG	3,890	327,250
Baloise Holding AG (Registered)	4,781	974,446
Banque Cantonale Vaudoise (Registered)	2,868	296,000
Barry Callebaut AG (Registered)	376	695,712
BKW AG	2,066	374,460
Chocoladefabriken Lindt & Spruengli AG	101	1,301,955
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	1,401,075
Cie Financiere Richemont SA (Registered)	54,650	8,639,653
Clariant AG (Registered)	24,093	364,377
DSM-Firmenich AG	19,101	2,629,081
EMS-Chemie Holding AG (Registered)(x)	667	559,544
Galderma Group AG*	4,850	450,416
Geberit AG (Registered)	3,336	2,173,416
Givaudan SA (Registered)	939	5,147,941
Helvetia Holding AG (Registered)	3,636	627,230
Julius Baer Group Ltd.	20,683	1,243,888
Kuehne + Nagel International AG (Registered)	4,994	1,361,866
Logitech International SA (Registered)	15,838	1,413,977
Lonza Group AG (Registered)	7,483	4,726,664
Novartis AG (Registered)	200,363	22,999,073
Partners Group Holding AG	2,275	3,413,777
Sandoz Group AG	41,845	1,743,809
Schindler Holding AG	4,173	1,222,785
Schindler Holding AG (Registered)	2,528	718,360
SGS SA (Registered)	15,604	1,739,329
SIG Group AG	29,724	662,367
Sika AG (Registered)	15,643	5,177,060
Sonova Holding AG (Registered)	5,070	1,819,892
Straumann Holding AG (Registered)	11,698	1,910,851
Swatch Group AG (The)(x)	2,697	577,576
Swatch Group AG (The) (Registered)	6,356	272,234
Swiss Life Holding AG (Registered)	2,928	2,442,451
Swiss Prime Site AG (Registered)	7,865	881,426
Swisscom AG (Registered)	2,611	1,704,469
Temenos AG (Registered)	6,730	470,746
UBS Group AG (Registered)	334,354	10,295,109
VAT Group AG(m)	2,650	1,348,875
Zurich Insurance Group AG	14,878	8,961,782

		113,439,636

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (9.9%)
3i Group plc	97,890	4,325,387
Admiral Group plc	25,155	936,286
Ashtead Group plc	44,542	3,445,588
Associated British Foods plc	34,814	1,085,885
AstraZeneca plc	157,595	24,415,526
Auto Trader Group plc(m)	94,796	1,099,828
Aviva plc	276,923	1,790,443
BAE Systems plc	312,970	5,178,012
Barclays plc	1,527,748	4,586,485
Barratt Developments plc	139,843	894,992
Berkeley Group Holdings plc	10,841	684,111
British American Tobacco plc	204,129	7,434,076
BT Group plc(x)	631,096	1,247,897
Bunzl plc	34,446	1,627,498
Centrica plc	549,271	856,617
CK Hutchison Holdings Ltd.	272,652	1,567,762
Coca-Cola Europacific Partners plc	20,811	1,638,866
Compass Group plc	172,943	5,535,315
Croda International plc	13,298	749,730
DCC plc	10,568	719,867
Diageo plc	226,185	7,871,421
Entain plc	68,715	701,141
Halma plc	37,645	1,312,593
Hargreaves Lansdown plc	32,162	479,224
HSBC Holdings plc	1,887,511	16,887,314
Imperial Brands plc	84,889	2,466,189
Informa plc	137,646	1,509,380
InterContinental Hotels Group plc	16,496	1,794,340
Intertek Group plc	16,223	1,119,170
J Sainsbury plc	156,102	616,501
JD Sports Fashion plc	289,119	595,461
Kingfisher plc	199,621	859,364
Land Securities Group plc (REIT)	65,818	572,850
Legal & General Group plc	602,746	1,823,619
Lloyds Banking Group plc	6,384,682	5,019,168
London Stock Exchange Group plc	48,736	6,659,106
M&G plc	223,370	619,368
Melrose Industries plc	135,340	824,556
National Grid plc	488,437	6,726,063
NatWest Group plc	676,481	3,110,305
Next plc	12,227	1,599,053
Pearson plc	62,442	846,088
Persimmon plc	30,386	667,665
Phoenix Group Holdings plc	75,978	568,333
Reckitt Benckiser Group plc	71,552	4,378,424
RELX plc	190,837	8,952,846
Rentokil Initial plc	254,863	1,241,653
Rolls-Royce Holdings plc*	855,631	6,030,830
Sage Group plc (The)	102,004	1,397,154
Schroders plc	78,548	366,712
Segro plc (REIT)	131,611	1,537,867
Severn Trent plc	27,358	966,345
Smith & Nephew plc	86,921	1,345,701
Smiths Group plc	33,861	759,186
Spirax Group plc	7,107	714,053
SSE plc	110,223	2,774,839
Standard Chartered plc	228,610	2,423,726
Taylor Wimpey plc	371,148	815,267
Tesco plc	718,017	3,443,351
Unilever plc	254,687	16,476,978
United Utilities Group plc	70,431	984,471
Vodafone Group plc	2,383,768	2,391,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Whitbread plc	18,509	$775,527
Wise plc, Class A*	60,513	543,263
WPP plc	114,802	1,171,394

		194,559,539

United States (8.2%)
Alcon, Inc.	51,174	5,098,354
BP plc	1,710,284	8,956,472
CSL Ltd.	49,127	9,723,200
CyberArk Software Ltd.*	4,364	1,272,586
Experian plc	93,375	4,907,370
Ferrovial SE	52,960	2,274,385
GSK plc	419,674	8,508,826
Haleon plc	744,668	3,911,649
Holcim AG	52,442	5,115,628
James Hardie Industries plc (CHDI)*	45,289	1,798,165
Monday.com Ltd.*	3,794	1,053,859
Nestle SA (Registered)	267,051	26,807,648
QIAGEN NV*	22,425	1,010,228
Roche Holding AG (BMV Mexico Stock Exchange)	71,722	22,931,380
Roche Holding AG (OTC US Exchange)	3,322	1,135,921
Sanofi SA	116,612	13,357,104
Schneider Electric SE	55,732	14,653,393
Shell plc	642,289	20,823,676
Stellantis NV	215,699	2,979,227
Swiss Re AG	30,739	4,238,484
Tenaris SA	51,041	803,098

		161,360,653

Total Common Stocks (90.2%) (Cost $1,163,366,483)		1,782,502,864

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,200,000	1,200,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	8,000,000	8,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	16,834,671	16,834,671
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		29,034,671

Total Short-Term Investments (1.5%) (Cost $29,034,671)		29,034,671

Total Investments in Securities (91.7%) (Cost $1,192,401,154)		1,811,537,535
Other Assets Less Liabilities (8.3%)		164,466,188

Net Assets (100%)		$1,976,003,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $23,563,637 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $40,340,481. This was collateralized by $13,698,524 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/15/24 – 5/15/54 and by cash of $29,034,671 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Financials	$367,581,381	18.6%
Industrials	308,580,419	15.6
Health Care	236,773,956	12.0
Consumer Discretionary	195,742,741	9.9
Consumer Staples	156,138,701	7.9
Information Technology	155,780,742	7.9
Materials	121,742,752	6.2
Communication Services	76,297,710	3.9
Energy	64,375,327	3.2
Utilities	60,485,936	3.0
Real Estate	39,003,199	2.0
Investment Companies	29,034,671	1.5
Cash and Other	164,466,188	8.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,336	12/2024	EUR	74,804,571	2,333,665
FTSE 100 Index	417	12/2024	GBP	46,209,063	(211,191)
SPI 200 Index	132	12/2024	AUD	18,949,765	293,877
TOPIX Index	254	12/2024	JPY	46,788,311	1,509,701

					3,926,052

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	4,495,823	USD	3,031,664	HSBC Bank plc	12/20/2024	79,034
EUR	8,693,979	USD	9,707,723	HSBC Bank plc	12/20/2024	1,685
GBP	4,596,830	USD	6,068,022	HSBC Bank plc	12/20/2024	76,565
USD	1,877,914	EUR	1,675,399	Deutsche Bank AG	12/20/2024	6,833
USD	2,105,098	JPY	297,492,343	HSBC Bank plc	12/20/2024	12,216

Total unrealized appreciation						176,333

JPY	846,081,262	USD	6,100,829	HSBC Bank plc	12/20/2024	(148,580)

Total unrealized depreciation						(148,580)

Net unrealized appreciation						27,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$139,210,498	$—		$139,210,498
Austria	—	4,161,770	—		4,161,770
Belgium	—	14,059,249	671,280		14,730,529
Brazil	—	550,272	—		550,272
Burkina Faso	—	388,262	—		388,262
Chile	—	1,099,307	—		1,099,307
China	—	8,693,447	—		8,693,447
Denmark	—	60,184,562	—		60,184,562
Finland	—	18,457,172	—		18,457,172
France	—	169,638,428	—		169,638,428
Germany	—	159,076,006	—		159,076,006
Hong Kong	1,211,612	32,812,723	—		34,024,335
Ireland	2,012,989	5,289,810	—		7,302,799
Israel	5,061,262	6,489,865	—		11,551,127
Italy	—	45,994,707	—		45,994,707
Japan	—	397,578,921	—		397,578,921
Jordan	—	449,307	—		449,307
Luxembourg	—	2,142,343	—		2,142,343
Macau	—	1,858,074	—		1,858,074
Netherlands	—	77,464,720	—		77,464,720
New Zealand	—	4,563,532	—		4,563,532
Norway	—	9,484,068	—		9,484,068
Poland	—	389,901	—		389,901
Portugal	—	2,936,095	—		2,936,095
Singapore	4,252,420	23,434,850	—		27,687,270
South Africa	—	4,161,219	—		4,161,219
South Korea	—	727,544	—		727,544
Spain	—	48,799,653	—		48,799,653
Sweden	—	59,837,168	—		59,837,168
Switzerland	—	113,439,636	—		113,439,636
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,638,866	192,920,673	—		194,559,539
United States	2,326,445	159,034,208	—		161,360,653
Forward Currency Contracts	—	176,333	—		176,333
Futures	4,137,243	—	—		4,137,243
Short-Term Investments
Investment Companies	29,034,671	—	—		29,034,671

Total Assets	$49,675,508	$1,765,504,323	$671,280		$1,815,851,111

Liabilities:
Forward Currency Contracts	$—	$(148,580)	$—		$(148,580)
Futures	(211,191)	—	—		(211,191)

Total Liabilities	$(211,191)	$(148,580)	$—		$(359,771)

Total	$49,464,317	$1,765,355,743	$671,280		$1,815,491,340

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$728,695,283
Aggregate gross unrealized depreciation	(142,236,078)

Net unrealized appreciation	$586,459,205

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,229,032,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	48,104	$1,058,288
BT Group plc(x)	59,585	117,820
Cellnex Telecom SA(m)	4,880	197,894
Deutsche Telekom AG (Registered)	32,167	944,939
Elisa OYJ	1,310	69,441
HKT Trust & HKT Ltd.	34,818	44,565
Infrastrutture Wireless Italiane SpA(m)	3,095	38,070
Koninklijke KPN NV	36,356	148,483
Nippon Telegraph & Telephone Corp.	275,266	281,155
Orange SA	17,150	196,346
Singapore Telecommunications Ltd.	68,409	172,453
Spark New Zealand Ltd.	16,708	32,162
Swisscom AG (Registered)	239	156,020
Telecom Italia SpA(x)*	91,775	25,489
Telefonica SA	36,556	178,884
Telenor ASA	5,671	72,547
Telia Co. AB(x)	21,729	70,263
Telstra Group Ltd.	37,245	99,907
Verizon Communications, Inc.	28,241	1,268,303

		5,173,029

Entertainment (0.7%)
Bollore SE	6,567	43,750
Capcom Co. Ltd.	3,168	73,356
CTS Eventim AG & Co. KGaA	575	59,750
Electronic Arts, Inc.	1,613	231,369
Konami Group Corp.	915	92,598
Live Nation Entertainment, Inc.*	1,051	115,074
Netflix, Inc.*	2,879	2,041,988
Nexon Co. Ltd.	3,062	60,281
Nintendo Co. Ltd.	9,563	508,075
Sea Ltd. (ADR)*	3,410	321,495
Take-Two Interactive Software, Inc.*	1,094	168,159
Toho Co. Ltd.	1,080	43,681
Universal Music Group NV	7,582	198,338
Walt Disney Co. (The)	12,167	1,170,344
Warner Bros Discovery, Inc.*	14,969	123,494

		5,251,752

Interactive Media & Services (2.9%)
Alphabet, Inc., Class A	39,308	6,519,232
Alphabet, Inc., Class C	32,224	5,387,531
Auto Trader Group plc(m)	8,302	96,320
CAR Group Ltd.	3,300	85,463
LY Corp.	24,662	71,948
Match Group, Inc.*	1,730	65,463
Meta Platforms, Inc., Class A	14,657	8,390,253
REA Group Ltd.	489	67,952
Scout24 SE(m)	691	59,420
SEEK Ltd.	3,286	56,454

		20,800,036

Media (0.3%)
Charter Communications, Inc., Class A*	651	210,976
Comcast Corp., Class A	25,917	1,082,553
Dentsu Group, Inc.	1,893	58,045
Fox Corp., Class A	1,507	63,791
Fox Corp., Class B	885	34,338
Informa plc	12,279	134,647
Interpublic Group of Cos., Inc. (The)	2,520	79,708
News Corp., Class A	2,538	67,587
News Corp., Class B	753	21,046
Omnicom Group, Inc.	1,321	136,578
Paramount Global, Class B(x)	3,990	42,374
Publicis Groupe SA	2,108	230,428
Vivendi SE	6,640	76,722
WPP plc	9,933	101,353

		2,340,146

Wireless Telecommunication Services (0.3%)
KDDI Corp.(x)	14,133	451,745
SoftBank Corp.	262,920	342,450
SoftBank Group Corp.	9,473	555,428
Tele2 AB, Class B	4,939	55,878
T-Mobile US, Inc.	3,288	678,512
Vodafone Group plc	208,162	208,838

		2,292,851

Total Communication Services		35,857,814

Consumer Discretionary (7.0%)
Automobile Components (0.2%)
Aisin Corp.(x)	4,737	51,976
Aptiv plc*	1,783	128,394
BorgWarner, Inc.	1,528	55,451
Bridgestone Corp.	5,301	202,856
Cie Generale des Etablissements Michelin SCA	6,256	253,902
Continental AG	1,013	65,560
Denso Corp.	17,424	257,678
Sumitomo Electric Industries Ltd.	6,621	105,747

		1,121,564

Automobiles (1.4%)
Bayerische Motoren Werke AG	2,937	258,865
Bayerische Motoren Werke AG (Preference)(q)	543	44,910
Dr Ing hc F Porsche AG (Preference)(m)(q)	1,049	83,490
Ferrari NV	1,161	542,406
Ford Motor Co.	26,194	276,609
General Motors Co.	7,540	338,094
Honda Motor Co. Ltd.(x)	41,377	433,994
Isuzu Motors Ltd.(x)	5,501	73,908
Mazda Motor Corp.(x)	5,279	39,301
Mercedes-Benz Group AG	6,900	445,790
Nissan Motor Co. Ltd.(x)	21,613	60,527
Porsche Automobil Holding SE (Preference)(q)	1,410	64,477
Renault SA	1,770	76,821
Stellantis NV	19,495	269,264
Subaru Corp.(x)	5,593	96,586
Suzuki Motor Corp.	14,515	160,829
Tesla, Inc.*	18,614	4,869,981
Toyota Motor Corp.	94,590	1,673,300
Volkswagen AG (Preference)(q)	1,899	201,156
Volvo Car AB, Class B*	6,438	17,699
Yamaha Motor Co. Ltd.	7,706	68,629

		10,096,636

Broadline Retail (1.8%)
Amazon.com, Inc.*	62,668	11,676,929
eBay, Inc.	3,281	213,626
Global-e Online Ltd.*	923	35,480
Next plc	1,104	144,382
Pan Pacific International Holdings Corp.	3,500	89,981
Prosus NV	13,061	570,795
Rakuten Group, Inc.*	13,889	89,446
Wesfarmers Ltd.	10,456	509,121

		13,329,760

Distributors (0.1%)
D’ieteren Group	198	41,855
Genuine Parts Co.	935	130,601
LKQ Corp.	1,766	70,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pool Corp.	257	$96,837

		339,792

Diversified Consumer Services (0.0%)†
Pearson plc	5,541	75,080

Hotels, Restaurants & Leisure (1.2%)
Accor SA	1,795	77,926
Airbnb, Inc., Class A*	2,952	374,343
Amadeus IT Group SA	4,150	299,903
Aristocrat Leisure Ltd.	5,231	211,924
Booking Holdings, Inc.	225	947,727
Caesars Entertainment, Inc.*	1,457	60,815
Carnival Corp.*	6,777	125,239
Chipotle Mexican Grill, Inc.*	9,188	529,413
Compass Group plc	15,669	501,511
Darden Restaurants, Inc.	795	130,483
Delivery Hero SE(m)*	1,702	68,622
Domino’s Pizza, Inc.	235	101,083
Entain plc	5,885	60,048
Evolution AB(m)	1,658	162,929
Expedia Group, Inc.*	836	123,745
Galaxy Entertainment Group Ltd.	20,292	101,932
Genting Singapore Ltd.	55,791	37,983
Hilton Worldwide Holdings, Inc.	1,653	381,016
InterContinental Hotels Group plc	1,493	162,400
La Francaise des Jeux SAEM(m)	938	38,570
Las Vegas Sands Corp.	2,371	119,356
Lottery Corp. Ltd. (The)	20,499	72,561
Marriott International, Inc., Class A	1,568	389,805
McDonald’s Corp.	4,813	1,465,607
McDonald’s Holdings Co. Japan Ltd.(x)	748	35,598
MGM Resorts International*	1,549	60,550
Norwegian Cruise Line Holdings Ltd.*	2,950	60,504
Oriental Land Co. Ltd.	10,038	258,275
Royal Caribbean Cruises Ltd.	1,593	282,534
Sands China Ltd.*	22,349	57,268
Sodexo SA	817	66,981
Starbucks Corp.	7,603	741,216
Whitbread plc	1,659	69,512
Wynn Resorts Ltd.	627	60,117
Yum! Brands, Inc.	1,886	263,493
Zensho Holdings Co. Ltd.(x)	881	48,646

		8,549,635

Household Durables (0.4%)
Barratt Developments plc	12,695	81,248
Berkeley Group Holdings plc	939	59,255
DR Horton, Inc.	1,969	375,626
Garmin Ltd.	1,032	181,663
Lennar Corp., Class A	1,622	304,092
Mohawk Industries, Inc.*	351	56,399
NVR, Inc.*	21	206,048
Panasonic Holdings Corp.	21,436	185,388
Persimmon plc	2,946	64,732
PulteGroup, Inc.	1,392	199,794
SEB SA	229	26,128
Sekisui Chemical Co. Ltd.	3,433	53,301
Sekisui House Ltd.	5,534	153,015
Sony Group Corp.	57,365	1,108,584
Taylor Wimpey plc	32,601	71,612

		3,126,885

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,459	124,430
Hasbro, Inc.	879	63,569
Shimano, Inc.	696	131,573

		319,572

Specialty Retail (1.1%)
AutoZone, Inc.*	115	362,255
Avolta AG	843	35,658
Best Buy Co., Inc.	1,317	136,046
CarMax, Inc.*	1,047	81,017
Fast Retailing Co. Ltd.	1,795	592,235
H & M Hennes & Mauritz AB, Class B(x)	5,217	88,766
Home Depot, Inc. (The)	6,653	2,695,796
Industria de Diseno Textil SA	10,051	594,545
JD Sports Fashion plc	23,868	49,158
Kingfisher plc	16,939	72,922
Lowe’s Cos., Inc.	3,823	1,035,460
Nitori Holdings Co. Ltd.(x)	730	110,700
O’Reilly Automotive, Inc.*	389	447,972
Ross Stores, Inc.	2,238	336,841
TJX Cos., Inc. (The)	7,582	891,188
Tractor Supply Co.	724	210,633
Ulta Beauty, Inc.*	320	124,518
Zalando SE(m)*	2,066	68,119
ZOZO, Inc.(x)	1,278	46,363

		7,980,192

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,492	395,109
Asics Corp.	6,252	130,543
Cie Financiere Richemont SA (Registered)	4,953	783,023
Deckers Outdoor Corp.*	1,023	163,117
Hermes International SCA	292	717,038
Kering SA	686	196,136
Lululemon Athletica, Inc.*	772	209,482
LVMH Moet Hennessy Louis Vuitton SE	2,535	1,942,834
Moncler SpA	2,025	128,531
NIKE, Inc., Class B	8,060	712,504
Pandora A/S	755	124,301
Puma SE	972	40,574
Ralph Lauren Corp.	269	52,151
Swatch Group AG (The)	266	56,965
Swatch Group AG (The) (Registered)	485	20,773
Tapestry, Inc.	1,545	72,584

		5,745,665

Total Consumer Discretionary		50,684,781

Consumer Staples (4.6%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	8,280	547,298
Asahi Group Holdings Ltd.	13,161	172,016
Brown-Forman Corp., Class B	1,230	60,516
Carlsberg A/S, Class B	880	104,813
Coca-Cola Co. (The)	26,023	1,870,013
Coca-Cola Europacific Partners plc	1,902	149,783
Coca-Cola HBC AG	2,011	71,624
Constellation Brands, Inc., Class A	1,051	270,832
Davide Campari-Milano NV	5,670	47,968
Diageo plc	20,877	726,536
Heineken Holding NV	1,194	90,113
Heineken NV	2,653	235,192
Keurig Dr Pepper, Inc.	7,096	265,958
Kirin Holdings Co. Ltd.	7,182	109,235
Molson Coors Beverage Co., Class B	1,179	67,816
Monster Beverage Corp.*	4,732	246,868
PepsiCo, Inc.	9,215	1,567,011
Pernod Ricard SA	1,867	281,811
Suntory Beverage & Food Ltd.	1,235	46,350
Treasury Wine Estates Ltd.	7,473	61,998

		6,993,751

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	6,056	164,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Carrefour SA	4,995	$85,126
Coles Group Ltd.	12,336	154,025
Costco Wholesale Corp.	2,974	2,636,510
Dollar General Corp.	1,475	124,741
Dollar Tree, Inc.*	1,356	95,354
Endeavour Group Ltd.	14,020	48,658
J Sainsbury plc	15,233	60,160
Jeronimo Martins SGPS SA	2,608	51,211
Kesko OYJ, Class B	2,515	53,654
Kobe Bussan Co. Ltd.	1,386	43,627
Koninklijke Ahold Delhaize NV	8,630	298,089
Kroger Co. (The)	4,455	255,272
MatsukiyoCocokara & Co.(x)	3,184	52,127
Seven & i Holdings Co. Ltd.	20,586	307,519
Sysco Corp.	3,299	257,520
Target Corp.	3,104	483,789
Tesco plc	63,802	305,971
Walgreens Boots Alliance, Inc.	4,807	43,071
Walmart, Inc.	29,140	2,353,055
Woolworths Group Ltd.	11,253	259,066

		8,132,833

Food Products (0.9%)
Ajinomoto Co., Inc.	4,275	164,962
Archer-Daniels-Midland Co.	3,208	191,646
Associated British Foods plc	3,091	96,412
Barry Callebaut AG (Registered)	33	61,060
Bunge Global SA	950	91,808
Campbell Soup Co.	1,322	64,672
Chocoladefabriken Lindt & Spruengli AG	9	116,016
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	127,371
Conagra Brands, Inc.	3,214	104,519
Danone SA	5,948	432,617
General Mills, Inc.	3,734	275,756
Hershey Co. (The)	991	190,054
Hormel Foods Corp.	1,950	61,815
J M Smucker Co. (The)	714	86,465
JDE Peet’s NV	1,122	23,430
Kellanova	1,800	145,278
Kerry Group plc, Class A	1,423	147,551
Kikkoman Corp.	6,205	70,285
Kraft Heinz Co. (The)	5,921	207,886
Lamb Weston Holdings, Inc.	964	62,409
Lotus Bakeries NV	4	53,609
McCormick & Co., Inc. (Non- Voting)	1,691	139,169
Meiji Holdings Co. Ltd.	2,173	54,278
Mondelez International, Inc., Class A	8,962	660,231
Mowi ASA	4,286	77,066
Nestle SA (Registered)	24,148	2,424,073
Nissin Foods Holdings Co. Ltd.	1,876	52,302
Orkla ASA	6,456	60,841
Salmar ASA	608	31,890
Tyson Foods, Inc., Class A	1,918	114,236
WH Group Ltd.(m)	76,558	60,665
Wilmar International Ltd.	18,116	47,219
Yakult Honsha Co. Ltd.(x)	2,356	54,406

		6,551,997

Household Products (0.7%)
Church & Dwight Co., Inc.	1,642	171,950
Clorox Co. (The)	831	135,378
Colgate-Palmolive Co.	5,482	569,086
Essity AB, Class B	5,612	175,115
Henkel AG & Co. KGaA	957	81,334
Henkel AG & Co. KGaA (Preference)(q)	1,559	146,468
Kimberly-Clark Corp.	2,260	321,553
Procter & Gamble Co. (The)	15,793	2,735,348
Reckitt Benckiser Group plc	6,431	393,527
Unicharm Corp.	3,676	132,564

		4,862,323

Personal Care Products (0.5%)
Beiersdorf AG	914	137,504
Estee Lauder Cos., Inc. (The), Class A	1,563	155,815
Haleon plc	67,304	353,540
Kao Corp.	4,244	209,919
Kenvue, Inc.	12,849	297,197
L’Oreal SA	2,218	992,648
Shiseido Co. Ltd.	3,643	98,220
Unilever plc	22,994	1,487,597

		3,732,440

Tobacco (0.4%)
Altria Group, Inc.	11,447	584,255
British American Tobacco plc	18,400	670,101
Imperial Brands plc	7,479	217,279
Japan Tobacco, Inc.	11,030	320,712
Philip Morris International, Inc.	10,431	1,266,324

		3,058,671

Total Consumer Staples		33,332,015

Energy (2.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,665	240,940
Halliburton Co.	5,923	172,063
Schlumberger NV	9,527	399,657
Tenaris SA	4,349	68,429

		881,089

Oil, Gas & Consumable Fuels (2.2%)
Aker BP ASA	2,910	62,375
Ampol Ltd.	2,195	46,330
APA Corp.	2,482	60,710
BP plc	152,298	797,559
Chevron Corp.	11,411	1,680,498
ConocoPhillips	7,791	820,237
Coterra Energy, Inc.	4,960	118,792
Devon Energy Corp.	4,201	164,343
Diamondback Energy, Inc.	1,197	206,363
ENEOS Holdings, Inc.(x)	26,542	143,804
Eni SpA	21,181	322,589
EOG Resources, Inc.	3,815	468,978
EQT Corp.	3,985	146,011
Equinor ASA	7,717	195,028
Exxon Mobil Corp.	29,806	3,493,859
Galp Energia SGPS SA	4,280	80,040
Hess Corp.	1,854	251,773
Idemitsu Kosan Co. Ltd.	8,937	63,922
Inpex Corp.	8,701	117,325
Kinder Morgan, Inc.	12,954	286,154
Marathon Oil Corp.	3,753	99,942
Marathon Petroleum Corp.	2,245	365,733
Neste OYJ	3,896	75,591
Occidental Petroleum Corp.	4,517	232,806
OMV AG	1,356	57,902
ONEOK, Inc.	3,918	357,047
Phillips 66	2,808	369,112
Repsol SA	11,212	147,833
Santos Ltd.	29,912	145,171
Shell plc	58,078	1,882,949
Targa Resources Corp.	1,470	217,575
TotalEnergies SE	19,888	1,295,092
Valero Energy Corp.	2,149	290,180
Williams Cos., Inc. (The)	8,178	373,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Woodside Energy Group Ltd.	17,492	$304,746

		15,741,695

Total Energy		16,622,784

Financials (10.3%)
Banks (3.8%)
ABN AMRO Bank NV (CVA)(m)	4,220	76,123
AIB Group plc	16,720	95,758
ANZ Group Holdings Ltd.	27,724	584,210
Banco Bilbao Vizcaya Argentaria SA	53,105	573,877
Banco BPM SpA	11,861	79,984
Banco de Sabadell SA(x)	50,102	106,467
Banco Santander SA	142,748	731,019
Bank Hapoalim BM	11,704	117,075
Bank Leumi Le-Israel BM	13,973	136,585
Bank of America Corp.	45,290	1,797,107
Bank of Ireland Group plc	9,368	104,593
Banque Cantonale Vaudoise (Registered)	277	28,589
Barclays plc	136,005	408,304
BNP Paribas SA	9,376	642,391
BOC Hong Kong Holdings Ltd.	34,204	109,557
CaixaBank SA	33,472	199,859
Chiba Bank Ltd. (The)	4,855	38,931
Citigroup, Inc.	12,799	801,217
Citizens Financial Group, Inc.	3,008	123,539
Commerzbank AG	9,274	170,593
Commonwealth Bank of Australia	15,424	1,443,715
Concordia Financial Group Ltd.	9,709	53,502
Credit Agricole SA	9,754	149,021
Danske Bank A/S	6,353	191,163
DBS Group Holdings Ltd.	18,148	537,274
DNB Bank ASA	8,248	169,134
Erste Group Bank AG	3,101	170,005
Fifth Third Bancorp	4,541	194,536
FinecoBank Banca Fineco SpA	5,627	96,304
Hang Seng Bank Ltd.	6,984	87,818
HSBC Holdings plc	170,671	1,526,971
Huntington Bancshares, Inc.	9,744	143,237
ING Groep NV	30,438	551,397
Intesa Sanpaolo SpA	134,771	575,703
Israel Discount Bank Ltd., Class A	11,393	63,721
Japan Post Bank Co. Ltd.	13,279	123,620
JPMorgan Chase & Co.	19,088	4,024,896
KBC Group NV	2,114	168,065
KeyCorp	6,227	104,302
Lloyds Banking Group plc	574,894	451,939
M&T Bank Corp.	1,120	199,494
Mediobanca Banca di Credito Finanziario SpA	4,603	78,523
Mitsubishi UFJ Financial Group, Inc.	102,336	1,034,930
Mizrahi Tefahot Bank Ltd.	1,427	55,696
Mizuho Financial Group, Inc.	22,271	454,950
National Australia Bank Ltd.	28,496	735,822
NatWest Group plc	61,228	281,512
Nordea Bank Abp	29,065	342,626
Oversea-Chinese Banking Corp. Ltd.	30,841	362,341
PNC Financial Services Group, Inc. (The)	2,667	492,995
Regions Financial Corp.	6,140	143,246
Resona Holdings, Inc.	19,306	134,004
Shizuoka Financial Group, Inc.	4,034	34,930
Skandinaviska Enskilda Banken AB, Class A	14,616	223,431
Societe Generale SA	6,656	165,594
Standard Chartered plc	19,978	211,807
Sumitomo Mitsui Financial Group, Inc.	34,497	730,864
Sumitomo Mitsui Trust Holdings, Inc.	5,968	140,807
Svenska Handelsbanken AB, Class A	13,433	137,890
Swedbank AB, Class A	7,819	165,760
Truist Financial Corp.	8,984	384,246
UniCredit SpA	13,575	594,845
United Overseas Bank Ltd.	11,517	288,272
US Bancorp	10,469	478,747
Wells Fargo & Co.	22,835	1,289,949
Westpac Banking Corp.	31,901	699,577

		27,614,959

Capital Markets (2.0%)
3i Group plc	8,967	396,218
Ameriprise Financial, Inc.	659	309,605
Amundi SA(m)	565	42,170
ASX Ltd.	1,786	78,938
Bank of New York Mellon Corp. (The)	4,951	355,779
BlackRock, Inc.	934	886,842
Blackstone, Inc.	4,831	739,771
Cboe Global Markets, Inc.	702	143,819
Charles Schwab Corp. (The)	10,022	649,526
CME Group, Inc.	2,416	533,090
Daiwa Securities Group, Inc.	12,250	85,658
Deutsche Bank AG (Registered)	17,457	301,161
Deutsche Boerse AG	1,750	410,446
EQT AB	3,440	117,706
Euronext NV(m)	740	80,273
FactSet Research Systems, Inc.	255	117,262
Franklin Resources, Inc.	2,070	41,710
Futu Holdings Ltd. (ADR)*	516	49,355
Goldman Sachs Group, Inc. (The)	2,119	1,049,138
Hargreaves Lansdown plc	3,276	48,813
Hong Kong Exchanges & Clearing Ltd.	11,070	464,510
Intercontinental Exchange, Inc.	3,852	618,785
Invesco Ltd.	3,019	53,014
Japan Exchange Group, Inc.	9,052	116,862
Julius Baer Group Ltd.	1,897	114,087
KKR & Co., Inc.	4,525	590,874
London Stock Exchange Group plc	4,405	601,883
Macquarie Group Ltd.	3,344	537,210
MarketAxess Holdings, Inc.	253	64,819
Moody’s Corp.	1,051	498,794
Morgan Stanley	8,358	871,238
MSCI, Inc.	528	307,787
Nasdaq, Inc.	2,776	202,676
Nomura Holdings, Inc.	27,673	143,058
Northern Trust Corp.	1,353	121,811
Partners Group Holding AG	209	313,617
Raymond James Financial, Inc.	1,243	152,218
S&P Global, Inc.	2,148	1,109,700
SBI Holdings, Inc.(x)	2,466	56,535
Schroders plc	7,424	34,660
Singapore Exchange Ltd.	8,150	72,416
State Street Corp.	2,003	177,205
T. Rowe Price Group, Inc.	1,493	162,632
UBS Group AG (Registered)	30,310	933,277

		14,756,948

Consumer Finance (0.2%)
American Express Co.	3,768	1,021,882
Capital One Financial Corp.	2,562	383,608
Discover Financial Services	1,684	236,248
Synchrony Financial	2,652	132,282

		1,774,020

Financial Services (2.1%)
Adyen NV(m)*	200	312,261
Berkshire Hathaway, Inc., Class B*	12,289	5,656,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Corpay, Inc.*	466	$145,746
Edenred SE	2,299	87,062
Eurazeo SE	420	34,480
EXOR NV	916	98,039
Fidelity National Information Services, Inc.	3,660	306,525
Fiserv, Inc.*	3,862	693,808
Global Payments, Inc.	1,707	174,831
Groupe Bruxelles Lambert NV	765	59,566
Industrivarden AB, Class A	1,119	41,340
Industrivarden AB, Class C	1,473	54,143
Investor AB, Class B	15,947	490,775
Jack Henry & Associates, Inc.	489	86,328
L E Lundbergforetagen AB, Class B	700	40,046
M&G plc	20,826	57,747
Mastercard, Inc., Class A	5,535	2,733,183
Mitsubishi HC Capital, Inc.	7,381	51,894
Nexi SpA(m)*	5,442	36,904
ORIX Corp.	10,613	245,009
PayPal Holdings, Inc.*	6,859	535,208
Sofina SA	142	40,086
Visa, Inc., Class A	11,207	3,081,365
Washington H Soul Pattinson & Co. Ltd.	2,161	51,917
Wise plc, Class A*	6,135	55,078

		15,169,476

Insurance (2.2%)
Admiral Group plc	2,398	89,255
Aegon Ltd.	12,435	79,841
Aflac, Inc.	3,381	377,996
Ageas SA/NV	1,472	78,520
AIA Group Ltd.	102,757	920,654
Allianz SE (Registered)	3,610	1,185,449
Allstate Corp. (The)	1,771	335,870
American International Group, Inc.	4,320	316,354
Aon plc, Class A	1,457	504,107
Arch Capital Group Ltd.*	2,513	281,154
Arthur J Gallagher & Co.	1,470	413,614
ASR Nederland NV	1,460	71,509
Assurant, Inc.	347	69,004
Aviva plc	24,656	159,413
AXA SA	16,742	643,513
Baloise Holding AG (Registered)	401	81,730
Brown & Brown, Inc.	1,588	164,517
Chubb Ltd.	2,520	726,743
Cincinnati Financial Corp.	1,048	142,654
Dai-ichi Life Holdings, Inc.	8,343	213,734
Erie Indemnity Co., Class A	167	90,150
Everest Group Ltd.	290	113,631
Generali	9,395	271,386
Gjensidige Forsikring ASA	1,842	34,456
Globe Life, Inc.	603	63,864
Hannover Rueck SE	555	158,218
Hartford Financial Services Group, Inc. (The)	1,966	231,221
Helvetia Holding AG (Registered)	342	58,997
Insurance Australia Group Ltd.	22,079	112,345
Japan Post Holdings Co. Ltd.	17,681	168,045
Japan Post Insurance Co. Ltd.	1,810	32,793
Legal & General Group plc	54,863	165,989
Loews Corp.	1,222	96,599
Marsh & McLennan Cos., Inc.	3,299	735,974
Medibank Pvt Ltd.	25,364	64,004
MetLife, Inc.	3,947	325,549
MS&AD Insurance Group Holdings, Inc.	11,818	273,814
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,232	677,883
NN Group NV	2,494	124,318
Phoenix Group Holdings plc	6,457	48,300
Poste Italiane SpA(m)	4,210	59,001
Principal Financial Group, Inc.	1,429	122,751
Progressive Corp. (The)	3,929	997,023
Prudential Financial, Inc.	2,395	290,035
Prudential plc	25,265	234,622
QBE Insurance Group Ltd.	13,837	158,225
Sampo OYJ, Class A	4,112	191,788
Sompo Holdings, Inc.	8,619	191,960
Suncorp Group Ltd.	11,718	146,551
Swiss Life Holding AG (Registered)	265	221,055
Swiss Re AG	2,779	383,186
T&D Holdings, Inc.	4,502	78,153
Talanx AG	595	50,072
Tokio Marine Holdings, Inc.	17,315	630,195
Travelers Cos., Inc. (The)	1,529	357,970
Tryg A/S	3,122	74,034
W.R. Berkley Corp.	2,005	113,744
Willis Towers Watson plc	681	200,575
Zurich Insurance Group AG	1,349	812,572

		16,016,679

Total Financials		75,332,082

Health Care (8.1%)
Biotechnology (1.0%)
AbbVie, Inc.	11,850	2,340,138
Amgen, Inc.	3,605	1,161,567
Argenx SE (Brussels Stock Exchange)*	36	19,460
Argenx SE (Vienna Stock Exchange)*	511	273,488
Biogen, Inc.*	977	189,382
CSL Ltd.	4,453	881,336
Genmab A/S*	579	140,069
Gilead Sciences, Inc.	8,353	700,315
Grifols SA*	2,747	31,266
Incyte Corp.*	1,072	70,859
Moderna, Inc.*	2,269	151,637
Regeneron Pharmaceuticals, Inc.*	712	748,483
Swedish Orphan Biovitrum AB*	1,795	57,796
Vertex Pharmaceuticals, Inc.*	1,732	805,519
Zealand Pharma A/S*	588	71,387

		7,642,702

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	11,673	1,330,839
Alcon, Inc.	4,604	458,686
Align Technology, Inc.*	471	119,785
Baxter International, Inc.	3,423	129,971
Becton Dickinson & Co.	1,939	467,493
BioMerieux	382	45,754
Boston Scientific Corp.*	9,880	827,944
Carl Zeiss Meditec AG	371	29,383
Cochlear Ltd.	603	117,599
Coloplast A/S, Class B(x)	1,162	151,832
Cooper Cos., Inc. (The)*	1,336	147,414
Demant A/S*	916	35,783
Dexcom, Inc.*	2,688	180,204
DiaSorin SpA	206	24,055
Edwards Lifesciences Corp.*	4,041	266,666
EssilorLuxottica SA	2,739	648,200
Fisher & Paykel Healthcare Corp. Ltd.	5,394	119,082
GE HealthCare Technologies, Inc.	2,849	267,379
Getinge AB, Class B	2,107	45,394
Hologic, Inc.*	1,558	126,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hoya Corp.	3,197	$440,095
IDEXX Laboratories, Inc.*	552	278,881
Insulet Corp.*	470	109,392
Intuitive Surgical, Inc.*	2,380	1,169,223
Koninklijke Philips NV*	7,359	240,999
Medtronic plc	8,605	774,708
Olympus Corp.	10,814	204,542
ResMed, Inc.	986	240,702
Siemens Healthineers AG(m)	2,597	155,701
Smith & Nephew plc	8,053	124,676
Solventum Corp.*	927	64,630
Sonova Holding AG (Registered)	467	167,631
STERIS plc	662	160,561
Straumann Holding AG (Registered)(x)	1,028	167,922
Stryker Corp.	2,300	830,898
Sysmex Corp.	4,627	91,011
Teleflex, Inc.	316	78,153
Terumo Corp.	12,320	231,442
Zimmer Biomet Holdings, Inc.	1,366	147,460

		11,219,005

Health Care Providers & Services (1.2%)
Amplifon SpA	1,147	32,954
Cardinal Health, Inc.	1,636	180,811
Cencora, Inc.	1,170	263,344
Centene Corp.*	3,529	265,663
Cigna Group (The)	1,875	649,575
CVS Health Corp.	8,440	530,707
DaVita, Inc.*	310	50,818
Elevance Health, Inc.	1,556	809,120
Fresenius Medical Care AG	1,892	80,431
Fresenius SE & Co. KGaA*	3,891	148,259
HCA Healthcare, Inc.	1,247	506,818
Henry Schein, Inc.*	850	61,965
Humana, Inc.	808	255,926
Labcorp Holdings, Inc.	563	125,819
McKesson Corp.	870	430,145
Molina Healthcare, Inc.*	393	135,412
Quest Diagnostics, Inc.	747	115,972
Ramsay Health Care Ltd.	1,693	48,714
Sonic Healthcare Ltd.	4,203	79,124
UnitedHealth Group, Inc.	6,195	3,622,093
Universal Health Services, Inc., Class B	399	91,375

		8,485,045

Health Care Technology (0.0%)†
M3, Inc.	4,109	41,112
Pro Medicus Ltd.	529	65,190

		106,302

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	1,957	290,575
Bachem Holding AG	311	26,163
Bio-Techne Corp.	1,057	84,486
Charles River Laboratories International, Inc.*	346	68,152
Danaher Corp.	4,312	1,198,822
Eurofins Scientific SE	1,244	78,793
IQVIA Holdings, Inc.*	1,162	275,359
Lonza Group AG (Registered)	665	420,050
Mettler-Toledo International, Inc.*	142	212,957
QIAGEN NV*	2,043	92,036
Revvity, Inc.	827	105,649
Sartorius AG (Preference)(q)	241	67,658
Sartorius Stedim Biotech	269	56,219
Thermo Fisher Scientific, Inc.	2,563	1,585,395
Waters Corp.*	398	143,236
West Pharmaceutical Services, Inc.	487	146,178

		4,851,728

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.(x)	16,682	191,165
AstraZeneca plc	14,289	2,213,734
Bayer AG (Registered)	9,050	305,494
Bristol-Myers Squibb Co.	13,602	703,768
Catalent, Inc.*	1,214	73,532
Chugai Pharmaceutical Co. Ltd.	6,217	299,852
Daiichi Sankyo Co. Ltd.	17,047	558,527
Eisai Co. Ltd.	2,330	86,651
Eli Lilly and Co.	5,292	4,688,395
Galderma Group AG*	438	40,677
GSK plc	38,193	774,357
Hikma Pharmaceuticals plc	1,533	39,167
Ipsen SA	347	42,682
Johnson & Johnson	16,150	2,617,269
Kyowa Kirin Co. Ltd.	2,269	39,894
Merck & Co., Inc.	17,006	1,931,201
Merck KGaA	1,190	209,294
Novartis AG (Registered)	18,166	2,085,221
Novo Nordisk A/S, Class B	29,683	3,487,555
Ono Pharmaceutical Co. Ltd.(x)	3,462	46,044
Orion OYJ, Class B	994	54,461
Otsuka Holdings Co. Ltd.	3,811	214,328
Pfizer, Inc.	38,017	1,100,212
Recordati Industria Chimica e Farmaceutica SpA	963	54,456
Roche Holding AG (BMV Mexico Stock Exchange)	6,475	2,070,225
Roche Holding AG (OTC US Exchange)	295	100,872
Sandoz Group AG	3,771	157,149
Sanofi SA	10,504	1,203,161
Shionogi & Co. Ltd.	6,915	98,799
Takeda Pharmaceutical Co. Ltd.(x)	14,613	417,166
Teva Pharmaceutical Industries Ltd. (ADR)*	10,319	185,948
UCB SA	1,164	209,905
Viatris, Inc.	8,007	92,961
Zoetis, Inc.	3,039	593,760

		26,987,882

Total Health Care		59,292,664

Industrials (7.6%)
Aerospace & Defense (1.4%)
Airbus SE	5,475	799,720
Axon Enterprise, Inc.*	482	192,607
BAE Systems plc	27,918	461,896
Boeing Co. (The)*	3,927	597,061
Dassault Aviation SA	182	37,480
Elbit Systems Ltd.	246	48,885
General Dynamics Corp.	1,730	522,806
General Electric Co.	7,274	1,371,731
Howmet Aerospace, Inc.	2,738	274,484
Huntington Ingalls Industries, Inc.	263	69,532
Kongsberg Gruppen ASA	810	79,212
L3Harris Technologies, Inc.	1,273	302,808
Leonardo SpA	3,727	83,057
Lockheed Martin Corp.	1,423	831,829
Melrose Industries plc	12,118	73,829
MTU Aero Engines AG	496	154,594
Northrop Grumman Corp.	922	486,880
Rheinmetall AG	401	217,116
Rolls-Royce Holdings plc*	78,364	552,341
RTX Corp.	8,924	1,081,232
Saab AB, Class B(x)	2,950	62,713
Safran SA	3,149	739,971
Singapore Technologies Engineering Ltd.	14,034	50,884
Textron, Inc.	1,257	111,345
Thales SA	871	138,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
TransDigm Group, Inc.	376	$536,601

		9,878,824

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	787	86,861
Deutsche Post AG	9,397	418,725
DSV A/S	1,577	325,571
Expeditors International of Washington, Inc.	947	124,436
FedEx Corp.	1,512	413,804
InPost SA*	1,842	34,734
SG Holdings Co. Ltd.	2,991	32,069
United Parcel Service, Inc., Class B	4,914	669,975

		2,106,175

Building Products (0.5%)
A.O. Smith Corp.	805	72,313
AGC, Inc.	1,770	57,229
Allegion plc	586	85,404
Assa Abloy AB, Class B	9,233	310,559
Builders FirstSource, Inc.*	781	151,405
Carrier Global Corp.	5,633	453,400
Cie de Saint-Gobain SA	4,179	380,149
Daikin Industries Ltd.	2,403	335,643
Geberit AG (Registered)	308	200,663
Johnson Controls International plc	4,482	347,848
Kingspan Group plc	1,424	133,705
Masco Corp.	1,464	122,888
Nibe Industrier AB, Class B	13,957	76,493
ROCKWOOL A/S, Class B	86	40,377
TOTO Ltd.(x)	1,315	48,830
Trane Technologies plc	1,514	588,537

		3,405,443

Commercial Services & Supplies (0.3%)
Brambles Ltd.	12,826	168,744
Cintas Corp.	2,299	473,318
Copart, Inc.*	5,875	307,850
Dai Nippon Printing Co. Ltd.	3,558	63,176
Rentokil Initial plc	23,251	113,275
Republic Services, Inc.	1,370	275,151
Rollins, Inc.	1,885	95,343
Secom Co. Ltd.	3,826	140,928
Securitas AB, Class B	4,529	57,483
TOPPAN Holdings, Inc.	2,163	63,871
Veralto Corp.	1,658	185,464
Waste Management, Inc.	2,450	508,620

		2,453,223

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,691	78,079
Bouygues SA	1,746	58,424
Eiffage SA	677	65,292
Ferrovial SE	4,806	206,395
Kajima Corp.	3,651	67,965
Obayashi Corp.(x)	5,958	75,156
Quanta Services, Inc.	988	294,572
Skanska AB, Class B(x)	3,134	65,360
Taisei Corp.	1,558	67,859
Vinci SA	4,609	538,447

		1,517,549

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	14,572	843,484
AMETEK, Inc.	1,553	266,666
Eaton Corp. plc	2,671	885,276
Emerson Electric Co.	3,842	420,200
Fuji Electric Co. Ltd.	1,256	75,329
GE Vernova, Inc.*	1,844	470,183
Generac Holdings, Inc.*	404	64,188
Hubbell, Inc., Class B	360	154,206
Legrand SA	2,416	277,812
Mitsubishi Electric Corp.	17,501	280,491
Nidec Corp.	7,604	159,037
Prysmian SpA	2,489	180,645
Rockwell Automation, Inc.	761	204,298
Schneider Electric SE	5,039	1,324,884
Siemens Energy AG*	5,889	216,785
Vestas Wind Systems A/S*	9,301	205,352

		6,028,836

Ground Transportation (0.5%)
Central Japan Railway Co.	7,136	164,690
CSX Corp.	13,007	449,132
East Japan Railway Co.(x)	8,366	165,807
Grab Holdings Ltd., Class A*	19,451	73,914
Hankyu Hanshin Holdings, Inc.(x)	2,123	65,318
JB Hunt Transport Services, Inc.	541	93,230
Keisei Electric Railway Co. Ltd.(x)	1,224	36,356
MTR Corp. Ltd.	14,557	54,960
Norfolk Southern Corp.	1,517	376,974
Old Dominion Freight Line, Inc.	1,265	251,280
Tokyu Corp.(x)	4,602	59,332
Uber Technologies, Inc.*	14,095	1,059,380
Union Pacific Corp.	4,087	1,007,364
West Japan Railway Co.	4,039	76,551

		3,934,288

Industrial Conglomerates (0.6%)
3M Co.	3,686	503,876
CK Hutchison Holdings Ltd.	24,919	143,285
DCC plc	911	62,055
Hikari Tsushin, Inc.	186	41,244
Hitachi Ltd.	42,725	1,123,974
Honeywell International, Inc.	4,369	903,116
Investment AB Latour, Class B	1,364	42,535
Jardine Matheson Holdings Ltd.	1,478	57,731
Keppel Ltd.	13,265	68,428
Lifco AB, Class B	2,147	70,652
Siemens AG (Registered)	7,004	1,413,818
Smiths Group plc	3,180	71,298
Swire Pacific Ltd., Class A	3,581	30,587

		4,532,599

Machinery (1.4%)
Alfa Laval AB	2,665	127,951
Alstom SA*	3,188	66,130
Atlas Copco AB, Class A	24,747	478,694
Atlas Copco AB, Class B	14,377	246,038
Caterpillar, Inc.	3,253	1,272,313
Cummins, Inc.	919	297,563
Daifuku Co. Ltd.	2,954	56,757
Daimler Truck Holding AG	4,548	170,255
Deere & Co.	1,719	717,390
Dover Corp.	922	176,784
Epiroc AB, Class A	6,069	131,170
Epiroc AB, Class B	3,592	68,014
FANUC Corp.	8,679	253,018
Fortive Corp.	2,350	185,485
GEA Group AG	1,428	69,878
Hitachi Construction Machinery Co. Ltd.(x)	973	23,498
Hoshizaki Corp.	1,049	36,377
Husqvarna AB, Class B(x)	3,229	22,574
IDEX Corp.	508	108,966
Illinois Tool Works, Inc.	1,813	475,133
Indutrade AB	2,517	78,218
Ingersoll Rand, Inc.	2,707	265,719
Knorr-Bremse AG	668	59,375
Komatsu Ltd.	8,526	235,270
Kone OYJ, Class B	3,130	187,099
Kubota Corp.	9,209	130,134
Makita Corp.	2,183	73,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Metso OYJ	5,726	$61,189
Minebea Mitsumi, Inc.	3,300	64,703
Mitsubishi Heavy Industries Ltd.	29,491	434,491
Nordson Corp.	365	95,860
Otis Worldwide Corp.	2,687	279,287
PACCAR, Inc.	3,517	347,058
Parker-Hannifin Corp.	862	544,629
Pentair plc	1,110	108,547
Rational AG	47	47,871
Sandvik AB	9,821	219,419
Schindler Holding AG	375	109,884
Schindler Holding AG (Registered)	216	61,379
SKF AB, Class B	3,139	62,435
SMC Corp.(x)	522	231,173
Snap-on, Inc.	353	102,268
Spirax Group plc	678	68,120
Stanley Black & Decker, Inc.	1,033	113,764
Techtronic Industries Co. Ltd.	12,532	190,386
Toyota Industries Corp.	1,336	102,483
Trelleborg AB, Class B	1,962	75,382
VAT Group AG(m)	249	126,743
Volvo AB, Class A	1,844	49,169
Volvo AB, Class B	14,634	386,461
Wartsila OYJ Abp	4,632	103,638
Westinghouse Air Brake Technologies Corp.	1,175	213,580
Xylem, Inc.	1,630	220,099
Yaskawa Electric Corp.	2,245	78,069

		10,511,419

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	27	43,746
AP Moller - Maersk A/S, Class B	42	70,622
Kawasaki Kisen Kaisha Ltd.(x)	3,577	55,101
Kuehne + Nagel International AG (Registered)	445	121,352
Mitsui OSK Lines Ltd.(x)	3,147	107,860
Nippon Yusen KK(x)	4,282	155,519
SITC International Holdings Co. Ltd.	12,260	33,119

		587,319

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,443	30,813
Delta Air Lines, Inc.	4,302	218,498
Deutsche Lufthansa AG (Registered)	5,510	40,358
Japan Airlines Co. Ltd.(x)	1,312	22,981
Qantas Airways Ltd.*	7,354	37,725
Singapore Airlines Ltd.	13,560	71,743
Southwest Airlines Co.	4,020	119,113
United Airlines Holdings, Inc.*	2,206	125,874

		667,105

Professional Services (0.7%)
Adecco Group AG (Registered)	1,551	52,742
Automatic Data Processing, Inc.	2,736	757,133
Broadridge Financial Solutions, Inc.	783	168,368
Bureau Veritas SA	2,926	96,996
Computershare Ltd.	4,900	85,605
Dayforce, Inc.*	1,061	64,986
Equifax, Inc.	830	243,904
Experian plc	8,466	444,935
Intertek Group plc	1,486	102,514
Jacobs Solutions, Inc.	840	109,956
Leidos Holdings, Inc.	904	147,352
Paychex, Inc.	2,150	288,508
Paycom Software, Inc.	326	54,302
Randstad NV	999	49,597
Recruit Holdings Co. Ltd.	13,725	831,283
RELX plc	17,204	807,101
SGS SA (Registered)	1,417	157,949
Teleperformance SE	501	51,865
Verisk Analytics, Inc.	956	256,170
Wolters Kluwer NV	2,290	385,681

		5,156,947

Trading Companies & Distributors (0.6%)
AddTech AB, Class B	2,394	71,708
AerCap Holdings NV	1,787	169,265
Ashtead Group plc	4,028	311,590
Beijer Ref AB, Class B(x)	3,323	54,626
Brenntag SE	1,197	89,247
Bunzl plc	3,116	147,224
Fastenal Co.	3,842	274,396
IMCD NV	525	91,108
ITOCHU Corp.	10,927	583,736
Marubeni Corp.	13,078	212,924
Mitsubishi Corp.	30,851	633,763
Mitsui & Co. Ltd.	23,736	524,843
MonotaRO Co. Ltd.(x)	2,307	38,483
Reece Ltd.	2,082	41,023
Rexel SA	2,084	60,245
Seven Group Holdings Ltd.	1,874	55,555
Sumitomo Corp.	9,569	212,652
Toyota Tsusho Corp.	5,905	106,206
United Rentals, Inc.	447	361,949
W.W. Grainger, Inc.	298	309,565

		4,350,108

Transportation Infrastructure (0.1%)
Aena SME SA(m)	691	151,991
Aeroports de Paris SA	319	40,943
Auckland International Airport Ltd.	12,269	58,225
Getlink SE	2,786	49,682
Transurban Group	28,484	258,561

		559,402

Total Industrials		55,689,237

Information Technology (16.2%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,728	663,241
Cisco Systems, Inc.	27,029	1,438,483
F5, Inc.*	391	86,098
Juniper Networks, Inc.	2,208	86,068
Motorola Solutions, Inc.	1,119	503,136
Nokia OYJ	49,119	214,552
Telefonaktiebolaget LM Ericsson, Class B(x)	25,551	193,019

		3,184,597

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,079	526,428
CDW Corp.	896	202,765
Corning, Inc.	5,167	233,290
Halma plc	3,496	121,897
Hamamatsu Photonics KK	2,680	34,972
Hexagon AB, Class B	19,123	205,619
Ibiden Co. Ltd.(x)	1,069	32,912
Jabil, Inc.	761	91,191
Keyence Corp.	1,773	843,293
Keysight Technologies, Inc.*	1,171	186,107
Kyocera Corp.	11,794	136,219
Murata Manufacturing Co. Ltd.	15,596	304,541
Omron Corp.(x)	1,620	73,795
Shimadzu Corp.	2,190	72,743
TDK Corp.	17,705	224,569
Teledyne Technologies, Inc.*	314	137,425
Trimble, Inc.*	1,638	101,703
Yokogawa Electric Corp.	2,119	53,887
Zebra Technologies Corp., Class A*	346	128,131

		3,711,487

IT Services (0.8%)
Accenture plc, Class A	4,202	1,485,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Akamai Technologies, Inc.*	1,017	$102,666
Amentum Holdings, Inc.*	840	27,090
Bechtle AG	754	33,673
Capgemini SE	1,431	308,946
Cognizant Technology Solutions Corp., Class A	3,325	256,624
EPAM Systems, Inc.*	382	76,029
Fujitsu Ltd.	15,234	311,146
Gartner, Inc.*	517	261,995
GoDaddy, Inc., Class A*	946	148,314
International Business Machines Corp.	6,180	1,366,274
NEC Corp.	2,237	214,011
Nomura Research Institute Ltd.	3,439	126,817
NTT Data Group Corp.	5,848	104,753
Obic Co. Ltd.	3,125	109,715
Otsuka Corp.	2,116	52,177
SCSK Corp.	1,414	29,116
TE Connectivity plc	2,039	307,869
TIS, Inc.(x)	1,949	49,510
VeriSign, Inc.*	563	106,947
Wix.com Ltd.*	487	81,412

		5,560,407

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	10,858	1,781,581
Advantest Corp.	7,078	331,973
Analog Devices, Inc.	3,329	766,236
Applied Materials, Inc.	5,555	1,122,388
ASM International NV	433	284,087
ASML Holding NV	3,683	3,056,760
BE Semiconductor Industries NV	710	89,743
Broadcom, Inc.	31,229	5,387,002
Disco Corp.	839	218,849
Enphase Energy, Inc.*	909	102,735
First Solar, Inc.*	718	179,098
Infineon Technologies AG	12,031	421,322
Intel Corp.	28,627	671,589
KLA Corp.	902	698,518
Kokusai Electric Corp.(x)	1,300	28,763
Lam Research Corp.	875	714,070
Lasertec Corp.	734	120,550
Microchip Technology, Inc.	3,599	288,964
Micron Technology, Inc.	7,439	771,499
Monolithic Power Systems, Inc.	327	302,312
NVIDIA Corp.	165,039	20,042,336
NXP Semiconductors NV	1,709	410,177
ON Semiconductor Corp.*	2,874	208,681
Qorvo, Inc.*	636	65,699
QUALCOMM, Inc.	7,474	1,270,954
Renesas Electronics Corp.	15,530	224,643
Rohm Co. Ltd.(x)	3,170	35,422
SCREEN Holdings Co. Ltd.(x)	754	52,320
Skyworks Solutions, Inc.	1,072	105,881
STMicroelectronics NV	6,236	184,994
SUMCO Corp.(x)	3,243	34,794
Teradyne, Inc.	1,095	146,653
Texas Instruments, Inc.	6,126	1,265,448
Tokyo Electron Ltd.	4,096	720,736

		42,106,777

Software (5.1%)
Adobe, Inc.*	2,975	1,540,395
ANSYS, Inc.*	586	186,717
Autodesk, Inc.*	1,445	398,069
Cadence Design Systems, Inc.*	1,837	497,882
Check Point Software Technologies Ltd.*	818	157,719
Crowdstrike Holdings, Inc., Class A*	1,549	434,448
CyberArk Software Ltd.*	397	115,769
Dassault Systemes SE	6,164	244,474
Fair Isaac Corp.*	164	318,737
Fortinet, Inc.*	4,259	330,285
Gen Digital, Inc.	3,634	99,681
Intuit, Inc.	1,875	1,164,375
Microsoft Corp.	49,868	21,458,200
Monday.com Ltd.*	344	95,553
Nemetschek SE	532	55,074
Nice Ltd.*	584	101,639
Oracle Corp.	380	38,985
Oracle Corp. (Moscow Stock Exchange)	10,723	1,827,199
Palantir Technologies, Inc., Class A*	13,510	502,572
Palo Alto Networks, Inc.*	2,172	742,390
PTC, Inc.*	806	145,612
Roper Technologies, Inc.	719	400,080
Sage Group plc (The)	9,240	126,561
Salesforce, Inc.	6,501	1,779,389
SAP SE	9,624	2,189,728
ServiceNow, Inc.*	1,382	1,236,047
Synopsys, Inc.*	1,028	520,569
Temenos AG (Registered)	554	38,751
Trend Micro, Inc.	1,136	67,073
Tyler Technologies, Inc.*	286	166,944
WiseTech Global Ltd.	1,535	145,589
Xero Ltd.*	1,336	138,029

		37,264,535

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	102,003	23,766,699
Brother Industries Ltd.(x)	2,150	41,586
Canon, Inc.	8,611	281,771
Dell Technologies, Inc., Class C	1,930	228,782
FUJIFILM Holdings Corp.	10,297	264,222
Hewlett Packard Enterprise Co.	8,719	178,391
HP, Inc.	6,565	235,487
Logitech International SA (Registered)	1,435	128,113
NetApp, Inc.	1,379	170,320
Ricoh Co. Ltd.(x)	5,011	53,780
Seagate Technology Holdings plc	1,399	153,233
Seiko Epson Corp.(x)	2,627	48,245
Super Micro Computer, Inc.*	338	140,743
Western Digital Corp.*	2,191	149,623

		25,840,995

Total Information Technology		117,668,798

Materials (2.5%)
Chemicals (1.3%)
Air Liquide SA	5,328	1,027,581
Air Products and Chemicals, Inc.	1,491	443,930
Akzo Nobel NV	1,571	110,696
Albemarle Corp.	789	74,726
Arkema SA	518	49,300
Asahi Kasei Corp.	11,545	86,914
BASF SE	8,223	435,291
Celanese Corp.	733	99,659
CF Industries Holdings, Inc.	1,210	103,818
Clariant AG (Registered)	1,987	30,051
Corteva, Inc.	4,644	273,021
Covestro AG(m)*	1,741	108,411
Croda International plc	1,222	68,895
Dow, Inc.	4,702	256,870
DSM-Firmenich AG	1,713	235,779
DuPont de Nemours, Inc.	2,801	249,597
Eastman Chemical Co.	784	87,769
Ecolab, Inc.	1,699	433,806
EMS-Chemie Holding AG (Registered)(x)	65	54,528
Evonik Industries AG	2,360	55,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Corp.	837	$55,192
Givaudan SA (Registered)	85	466,001
ICL Group Ltd.	7,128	30,364
International Flavors & Fragrances, Inc.	1,722	180,689
Linde plc	3,225	1,537,874
LyondellBasell Industries NV, Class A	1,745	167,346
Mitsubishi Chemical Group Corp.	12,462	79,675
Mitsui Chemicals, Inc.(x)	1,601	42,385
Mosaic Co. (The)	2,138	57,256
Nippon Paint Holdings Co. Ltd.	8,770	66,969
Nippon Sanso Holdings Corp.	1,632	59,194
Nitto Denko Corp.	6,540	108,685
Novonesis (Novozymes) B	3,246	233,735
OCI NV	973	27,706
Orica Ltd.	4,485	57,518
PPG Industries, Inc.	1,565	207,300
Sherwin-Williams Co. (The)	1,557	594,260
Shin-Etsu Chemical Co. Ltd.	16,609	690,708
Sika AG (Registered)	1,405	464,986
Syensqo SA(r)	683	60,526
Symrise AG, Class A	1,223	168,948
Toray Industries, Inc.	12,756	74,836
Yara International ASA	1,525	48,281

		9,766,244

Construction Materials (0.2%)
Heidelberg Materials AG	1,258	136,673
Holcim AG	4,802	468,427
James Hardie Industries plc (CHDI)*	3,973	157,745
Martin Marietta Materials, Inc.	410	220,683
Vulcan Materials Co.	886	221,881

		1,205,409

Containers & Packaging (0.1%)
Amcor plc	9,697	109,867
Avery Dennison Corp.	540	119,210
Ball Corp.	2,037	138,333
International Paper Co.	2,330	113,821
Packaging Corp. of America	598	128,809
SIG Group AG(x)	2,817	62,774
Smurfit WestRock plc	3,310	163,580

		836,394

Metals & Mining (0.8%)
Anglo American plc	11,707	380,179
Antofagasta plc	3,632	97,747
ArcelorMittal SA	4,320	113,199
BHP Group Ltd.	46,741	1,485,169
BlueScope Steel Ltd.	4,053	62,205
Boliden AB	2,519	85,448
Endeavour Mining plc	1,691	40,039
Fortescue Ltd.	15,597	222,992
Freeport-McMoRan, Inc.	9,640	481,229
Glencore plc	96,729	553,110
JFE Holdings, Inc.(x)	5,281	70,493
Mineral Resources Ltd.	1,629	58,608
Newmont Corp.	7,698	411,458
Nippon Steel Corp.(x)	7,992	177,829
Norsk Hydro ASA	12,952	84,023
Northern Star Resources Ltd.	10,584	116,856
Nucor Corp.	1,592	239,341
Pilbara Minerals Ltd.(x)*	26,336	59,538
Rio Tinto Ltd.	3,419	305,228
Rio Tinto plc	10,386	735,796
South32 Ltd.	41,714	108,723
Steel Dynamics, Inc.	963	121,415
Sumitomo Metal Mining Co. Ltd.	2,241	66,907
voestalpine AG	987	25,687

		6,103,219

Paper & Forest Products (0.1%)
Holmen AB, Class B	702	30,373
Mondi plc	4,065	77,227
Stora Enso OYJ, Class R	5,361	68,627
Svenska Cellulosa AB SCA, Class B	5,581	81,304
UPM-Kymmene OYJ	4,916	164,550

		422,081

Total Materials		18,333,347

Real Estate (1.5%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	514	31,211
GPT Group (The) (REIT)	17,642	60,740
Land Securities Group plc (REIT)	6,517	56,721
Mirvac Group (REIT)	36,342	54,019
Stockland (REIT)	21,985	79,645

		282,336

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,044	123,975
Healthpeak Properties, Inc. (REIT)	4,722	107,992
Ventas, Inc. (REIT)	2,772	177,768
Welltower, Inc. (REIT)	3,882	497,013

		906,748

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,713	82,949

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	34,319	76,368
Goodman Group (REIT)	15,747	402,699
Nippon Prologis REIT, Inc. (REIT)	21	35,973
Prologis, Inc. (REIT)	6,212	784,451
Segro plc (REIT)	11,833	138,268
Warehouses De Pauw CVA (REIT)	1,649	43,944

		1,481,703

Office REITs (0.1%)
BXP, Inc. (REIT)	975	78,449
Dexus (REIT)	9,906	51,912
Gecina SA (REIT)	424	48,802
Japan Real Estate Investment Corp. (REIT)(x)	12	47,674
Nippon Building Fund, Inc. (REIT)	70	64,192

		291,029

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	391	27,207
CapitaLand Investment Ltd.	21,867	53,083
CBRE Group, Inc., Class A*	2,021	251,574
CK Asset Holdings Ltd.	17,896	78,731
CoStar Group, Inc.*	2,749	207,385
Daito Trust Construction Co. Ltd.	568	68,804
Daiwa House Industry Co. Ltd.	5,205	163,149
Fastighets AB Balder, Class B*	6,104	53,624
Henderson Land Development Co. Ltd.	13,204	42,123
Hongkong Land Holdings Ltd.	10,154	37,265
Hulic Co. Ltd.	3,527	35,693
LEG Immobilien SE	686	71,612
Mitsubishi Estate Co. Ltd.	10,552	165,815
Mitsui Fudosan Co. Ltd.	24,619	229,189
Nomura Real Estate Holdings, Inc.(x)	1,009	26,895
Sagax AB, Class B	2,024	57,636
Sino Land Co. Ltd.	34,859	38,250
Sumitomo Realty & Development Co. Ltd.	2,658	88,880
Sun Hung Kai Properties Ltd.	13,196	145,220
Swiss Prime Site AG (Registered)	712	79,793
Vonovia SE	6,821	248,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Wharf Holdings Ltd. (The)	9,900	$28,272
Wharf Real Estate Investment Co. Ltd.	14,963	52,932

		2,251,644

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	953	214,663
Camden Property Trust (REIT)	715	88,324
Equity Residential (REIT)	2,289	170,439
Essex Property Trust, Inc. (REIT)	431	127,326
Invitation Homes, Inc. (REIT)	3,822	134,764
Mid-America Apartment Communities, Inc. (REIT)	784	124,577
UDR, Inc. (REIT)	2,014	91,315

		951,408

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	52,488	86,578
Federal Realty Investment Trust (REIT)	505	58,060
Kimco Realty Corp. (REIT)	4,523	105,024
Klepierre SA (REIT)	1,981	64,920
Link REIT (REIT)	23,560	118,954
Realty Income Corp. (REIT)	5,843	370,563
Regency Centers Corp. (REIT)	1,096	79,164
Scentre Group (REIT)	47,844	120,731
Simon Property Group, Inc. (REIT)	2,056	347,505
Unibail-Rodamco-Westfield (REIT)	1,091	95,455
Vicinity Ltd. (REIT)	35,636	54,448

		1,501,402

Specialized REITs (0.5%)
American Tower Corp. (REIT)	3,134	728,843
Crown Castle, Inc. (REIT)	2,915	345,806
Digital Realty Trust, Inc. (REIT)	2,065	334,179
Equinix, Inc. (REIT)	637	565,420
Extra Space Storage, Inc. (REIT)	1,422	256,230
Iron Mountain, Inc. (REIT)	1,968	233,857
Public Storage (REIT)	1,057	384,611
SBA Communications Corp. (REIT)	721	173,545
VICI Properties, Inc. (REIT), Class A	7,025	234,003
Weyerhaeuser Co. (REIT)	4,880	165,237

		3,421,731

Total Real Estate		11,170,950

Utilities (1.9%)
Electric Utilities (1.1%)
Acciona SA	227	32,217
Alliant Energy Corp.	1,721	104,447
American Electric Power Co., Inc.	3,570	366,282
BKW AG	195	35,344
Chubu Electric Power Co., Inc.	5,915	69,182
CK Infrastructure Holdings Ltd.	5,785	39,589
CLP Holdings Ltd.	14,957	132,468
Constellation Energy Corp.	2,098	545,522
Duke Energy Corp.	5,179	597,139
Edison International	2,591	225,650
EDP SA	28,901	131,966
Elia Group SA/NV	271	30,981
Endesa SA	2,925	63,915
Enel SpA	74,934	598,487
Entergy Corp.	1,434	188,729
Evergy, Inc.	1,543	95,681
Eversource Energy	2,372	161,415
Exelon Corp.	6,709	272,050
FirstEnergy Corp.	3,439	152,520
Fortum OYJ	4,132	68,050
Iberdrola SA	56,275	870,105
Kansai Electric Power Co., Inc. (The)	6,513	107,398
Mercury NZ Ltd.	6,420	26,307
NextEra Energy, Inc.	13,784	1,165,162
NRG Energy, Inc.	1,385	126,173
Origin Energy Ltd.	15,866	109,799
PG&E Corp.	14,340	283,502
Pinnacle West Capital Corp.	762	67,506
Power Assets Holdings Ltd.	12,627	80,890
PPL Corp.	4,949	163,713
Redeia Corp. SA	3,737	72,672
Southern Co. (The)	7,336	661,560
SSE plc	10,072	253,560
Terna - Rete Elettrica Nazionale	12,958	116,663
Tokyo Electric Power Co. Holdings, Inc.*	14,032	62,181
Verbund AG	627	51,997
Xcel Energy, Inc.	3,740	244,222

		8,375,044

Gas Utilities (0.1%)
APA Group	11,819	63,408
Atmos Energy Corp.	1,041	144,397
Hong Kong & China Gas Co. Ltd.	105,086	86,514
Osaka Gas Co. Ltd.	3,375	75,707
Snam SpA	18,572	94,498
Tokyo Gas Co. Ltd.	3,329	77,293

		541,817

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,770	95,686
EDP Renovaveis SA	2,873	50,242
Meridian Energy Ltd.	11,920	44,982
Orsted A/S(m)*	1,742	115,812
RWE AG	5,823	211,828
Vistra Corp.	2,310	273,827

		792,377

Multi-Utilities (0.5%)
Ameren Corp.	1,790	156,553
CenterPoint Energy, Inc.	4,372	128,624
Centrica plc	48,296	75,320
CMS Energy Corp.	2,004	141,542
Consolidated Edison, Inc.	2,320	241,582
Dominion Energy, Inc.	5,628	325,242
DTE Energy Co.	1,389	178,361
E.ON SE	20,682	307,461
Engie SA	16,826	290,594
National Grid plc	44,332	610,478
NiSource, Inc.	3,009	104,262
Public Service Enterprise Group, Inc.	3,342	298,140
Sembcorp Industries Ltd.	8,500	36,639
Sempra	4,248	355,260
Veolia Environnement SA	6,354	208,794
WEC Energy Group, Inc.	2,121	203,998

		3,662,850

Water Utilities (0.1%)
American Water Works Co., Inc.	1,307	191,136
Severn Trent plc	2,486	87,811
United Utilities Group plc	6,280	87,780

		366,727

Total Utilities		13,738,815

Total Common Stocks (66.9%) (Cost $372,334,253)		487,723,287

EXCHANGE TRADED FUNDS (ETF):
Equity (4.7%)
SPDR S&P MidCap 400 ETF Trust(x)	59,752	34,038,324

Total Exchange Traded Funds (4.7%) (Cost $25,333,174)		34,038,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (18.9%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	$884,061
6.125%, 11/15/27	1,896,100	2,039,066
5.250%, 11/15/28	1,649,300	1,755,013
U.S. Treasury Notes
5.000%, 8/31/25	2,027,000	2,043,788
2.250%, 11/15/25	338,700	332,541
4.500%, 11/15/25	309,100	311,044
1.625%, 2/15/26	681,000	661,155
0.750%, 5/31/26	1,177,000	1,120,884
4.625%, 6/30/26	21,945,300	22,281,645
1.500%, 8/15/26	2,167,700	2,082,737
0.875%, 9/30/26	6,709,700	6,354,294
2.000%, 11/15/26	3,908,200	3,777,368
1.250%, 12/31/26	827,900	785,985
1.500%, 1/31/27	990,600	943,867
2.250%, 2/15/27	1,962,300	1,901,442
1.875%, 2/28/27	497,800	477,989
2.375%, 5/15/27	2,289,900	2,219,507
2.250%, 8/15/27	5,527,100	5,325,822
2.250%, 11/15/27	3,255,500	3,127,010
3.875%, 12/31/27	994,200	1,003,268
2.750%, 2/15/28	2,037,000	1,982,341
3.625%, 3/31/28	1,835,600	1,838,466
3.500%, 4/30/28	1,531,500	1,527,212
2.875%, 5/15/28	881,000	859,473
3.625%, 5/31/28	846,000	847,053
4.000%, 6/30/28	517,500	525,059
2.875%, 8/15/28	137,000	133,425
4.375%, 8/31/28	1,527,100	1,570,541
4.625%, 9/30/28	845,400	877,857
4.875%, 10/31/28	166,300	174,362
3.125%, 11/15/28	2,244,400	2,203,788
4.375%, 11/30/28	826,000	850,845
3.750%, 12/31/28	1,383,100	1,391,743
4.000%, 1/31/29	1,038,600	1,055,717
2.625%, 2/15/29	5,503,000	5,287,923
4.250%, 2/28/29	7,281,500	7,479,837
4.625%, 4/30/29	5,290,200	5,521,754
2.375%, 5/15/29	704,000	667,734
4.500%, 5/31/29	5,037,900	5,236,504
4.250%, 6/30/29	8,765,200	9,017,305
1.625%, 8/15/29	2,297,000	2,099,407
3.500%, 9/30/29	1,856,600	1,850,020
1.500%, 2/15/30	473,100	424,390
0.625%, 5/15/30	1,183,500	1,004,073
0.625%, 8/15/30	1,464,800	1,233,275
0.875%, 11/15/30	1,636,700	1,391,752
1.625%, 5/15/31	1,207,500	1,063,499
1.250%, 8/15/31	1,243,400	1,060,776
1.375%, 11/15/31	801,300	685,586
1.875%, 2/15/32	2,614,500	2,306,672
2.875%, 5/15/32	860,100	812,462
2.750%, 8/15/32	945,400	882,561
4.125%, 11/15/32	887,100	911,770
3.500%, 2/15/33	451,900	443,681
3.375%, 5/15/33	1,044,200	1,014,418
3.875%, 8/15/33	1,067,700	1,075,381
4.500%, 11/15/33	1,711,200	1,805,381
4.000%, 2/15/34	3,947,000	4,011,132
4.375%, 5/15/34	4,502,800	4,711,563
3.875%, 8/15/34	511,100	514,123

Total U.S. Treasury Obligations		137,779,347

Total Long-Term Debt Securities (18.9%) (Cost $138,379,249)		137,779,347

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	86,560	86,560
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	8,092,634	8,092,634
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	58,103,769	58,138,631

Total Investment Companies		69,317,825

Total Short-Term Investments (9.5%) (Cost $69,306,733)		69,317,825

Total Investments in Securities (100.0%) (Cost $605,353,409)		728,858,783
Other Assets Less Liabilities (0.0%)†		(130,474)

Net Assets (100%)		$728,728,309

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $2,139,489 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $12,872,009. This was collateralized by $2,339,770 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/15/24 – 5/15/54 and by cash of $11,179,194 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.8
Finland	0.2
France	2.1
Germany	2.0
Hong Kong	0.4
Ireland	0.3
Israel	0.2
Italy	0.6
Japan	4.9
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.4
United Kingdom	2.4
United States	79.6
Cash and Other	0.0	#

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	355	12/2024	EUR	19,876,963	500,828
FTSE 100 Index	95	12/2024	GBP	10,527,245	(137,615)
MSCI EAFE E-Mini Index	6	12/2024	USD	746,340	10,381
Russell 2000 E-Mini Index	310	12/2024	USD	34,862,600	1,482,797
S&P 500 E-Mini Index	123	12/2024	USD	35,757,637	930,097
S&P 500 Micro E-Mini Index	6	12/2024	USD	174,427	4,531
TOPIX Index	32	12/2024	JPY	5,894,590	188,474

					2,979,493

Short Contracts
SPI 200 Index	(86)	12/2024	AUD	(12,346,059)	(175,979)
U.S. Treasury 2 Year Note	(76)	12/2024	USD	(15,826,406)	(31,567)
U.S. Treasury 5 Year Note	(25)	12/2024	USD	(2,747,070)	(1,745)
U.S. Treasury 10 Year Note	(129)	12/2024	USD	(14,742,281)	(14,295)

					(223,586)

					2,755,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	2,467,641,139	USD	16,979,899	Goldman Sachs International	10/17/2024	227,718
JPY	1,905,227,333	USD	13,050,990	JPMorgan Chase Bank	10/17/2024	234,743
USD	3,479,058	JPY	494,189,126	Citibank NA	10/17/2024	32,926
USD	4,758,298	JPY	681,487,237	HSBC Bank plc	10/17/2024	6,079
CHF	1,552,864	USD	1,820,821	Deutsche Bank AG	10/25/2024	19,227
EUR	4,326,429	USD	4,749,623	Deutsche Bank AG	10/25/2024	71,348
EUR	6,951,066	USD	7,699,612	Goldman Sachs International	10/25/2024	46,011
GBP	24,088,978	USD	31,898,047	Bank of America	11/8/2024	306,645
GBP	1,183,853	USD	1,562,280	Citibank NA	11/8/2024	20,420
AUD	6,154,521	USD	4,215,416	Barclays Bank plc	11/22/2024	42,306
SEK	18,811,643	USD	1,853,332	Morgan Stanley	11/22/2024	3,602

Total unrealized appreciation						1,011,025

USD	1,453,780	JPY	209,995,681	Citibank NA	10/17/2024	(10,584)
USD	1,881,690	JPY	270,023,977	Deutsche Bank AG	10/17/2024	(1,270)
USD	2,482,041	JPY	362,492,572	JPMorgan Chase Bank	10/17/2024	(45,731)
CHF	612,978	USD	729,134	Morgan Stanley	10/25/2024	(2,793)
EUR	10,610,876	USD	11,880,351	Bank of America	10/25/2024	(56,574)
USD	12,920,389	CHF	11,049,912	JPMorgan Chase Bank	10/25/2024	(173,069)
USD	4,437,335	CHF	3,755,823	Morgan Stanley	10/25/2024	(13,081)
USD	8,322,350	EUR	7,488,700	Citibank NA	10/25/2024	(22,363)
USD	19,054,390	EUR	17,132,527	JPMorgan Chase Bank	10/25/2024	(36,509)
USD	8,534,192	EUR	7,734,442	Morgan Stanley	10/25/2024	(84,353)
USD	7,004,838	GBP	5,367,310	Bank of America	11/8/2024	(170,749)
USD	717,433	GBP	547,025	Goldman Sachs International	11/8/2024	(13,888)
NOK	110,187,120	USD	10,544,153	Barclays Bank plc	11/22/2024	(98,663)
USD	4,962,822	AUD	7,338,587	Bank of America	11/22/2024	(114,041)
USD	917,365	NOK	9,725,250	JPMorgan Chase Bank	11/22/2024	(4,567)
USD	5,083,653	SEK	51,538,833	Citibank NA	11/22/2024	(3,847)
USD	396,314	NZD	626,962	JPMorgan Chase Bank	12/6/2024	(2,036)

Total unrealized depreciation						(854,118)

Net unrealized appreciation						156,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,278,456	$6,579,358	$—	$35,857,814
Consumer Discretionary	33,028,302	17,656,479	—	50,684,781
Consumer Staples	19,380,959	13,951,056	—	33,332,015
Energy	10,816,099	5,806,685	—	16,622,784
Financials	42,243,209	33,088,873	—	75,332,082
Health Care	38,080,536	21,212,128	—	59,292,664
Industrials	28,013,172	27,676,065	—	55,689,237
Information Technology	104,048,340	13,620,458	—	117,668,798
Materials	7,292,740	10,980,081	60,526	18,333,347
Real Estate	7,645,011	3,525,939	—	11,170,950
Utilities	8,259,883	5,478,932	—	13,738,815
Exchange Traded Fund	34,038,324	—	—	34,038,324
Forward Currency Contracts	—	1,011,025	—	1,011,025
Futures	3,117,108	—	—	3,117,108
Short-Term Investments
Investment Companies	69,317,825	—	—	69,317,825
U.S. Treasury Obligations	—	137,779,347	—	137,779,347

Total Assets	$434,559,964	$298,366,426	$60,526	$732,986,916

Liabilities:
Forward Currency Contracts	$—	$(854,118)	$—	$(854,118)
Futures	(361,201)	—	—	(361,201)

Total Liabilities	$(361,201)	$(854,118)	$—	$(1,215,319)

Total	$434,198,763	$297,512,308	$60,526	$731,771,597

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,053,714
Aggregate gross unrealized depreciation	(19,923,022)

Net unrealized appreciation	$121,130,692

Federal income tax cost of investments in securities and derivative instruments, if applicable	$610,640,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	61,801	$1,359,622
BT Group plc(x)	76,380	151,030
Cellnex Telecom SA(m)	6,256	253,694
Deutsche Telekom AG (Registered)	41,210	1,210,586
Elisa OYJ	1,679	89,001
HKT Trust & HKT Ltd.	44,715	57,232
Infrastrutture Wireless Italiane SpA(m)	3,967	48,795
Koninklijke KPN NV	46,609	190,358
Nippon Telegraph & Telephone Corp.	352,894	360,444
Orange SA	21,986	251,712
Singapore Telecommunications Ltd.	87,736	221,175
Spark New Zealand Ltd.	21,414	41,221
Swisscom AG (Registered)	306	199,758
Telecom Italia SpA(x)*	117,619	32,666
Telefonica SA	46,866	229,334
Telenor ASA	7,269	92,990
Telia Co. AB	27,850	90,056
Telstra Group Ltd.	47,739	128,057
Verizon Communications, Inc.	36,282	1,629,425

		6,637,156

Entertainment (0.7%)
Bollore SE	8,417	56,076
Capcom Co. Ltd.	4,086	94,613
CTS Eventim AG & Co. KGaA	737	76,583
Electronic Arts, Inc.	2,072	297,208
Konami Group Corp.	1,197	121,136
Live Nation Entertainment, Inc.*	1,350	147,811
Netflix, Inc.*	3,699	2,623,590
Nexon Co. Ltd.	3,961	77,980
Nintendo Co. Ltd.	12,281	652,480
Sea Ltd. (ADR)*	4,371	412,098
Take-Two Interactive Software, Inc.*	1,405	215,962
Toho Co. Ltd.	1,322	53,469
Universal Music Group NV	9,720	254,266
Walt Disney Co. (The)	15,631	1,503,546
Warner Bros Discovery, Inc.*	19,232	158,664

		6,745,482

Interactive Media & Services (2.8%)
Alphabet, Inc., Class A	50,500	8,375,425
Alphabet, Inc., Class C	41,399	6,921,499
Auto Trader Group plc(m)	10,641	123,458
CAR Group Ltd.	4,230	109,548
LY Corp.	31,555	92,058
Match Group, Inc.*	2,223	84,118
Meta Platforms, Inc., Class A	18,830	10,779,045
REA Group Ltd.	627	87,129
Scout24 SE(m)	885	76,102
SEEK Ltd.(x)	4,212	72,362

		26,720,744

Media (0.3%)
Charter Communications, Inc., Class A*	837	271,255
Comcast Corp., Class A	33,296	1,390,774
Dentsu Group, Inc.	2,345	71,904
Fox Corp., Class A	1,936	81,951
Fox Corp., Class B	1,137	44,116
Informa plc	15,742	172,621
Interpublic Group of Cos., Inc. (The)	3,237	102,386
News Corp., Class A	3,261	86,840
News Corp., Class B	968	27,056
Omnicom Group, Inc.	1,698	175,556
Paramount Global, Class B	5,126	54,438
Publicis Groupe SA	2,703	295,469
Vivendi SE	8,510	98,329
WPP plc	12,732	129,912

		3,002,607

Wireless Telecommunication Services (0.3%)
KDDI Corp.(x)	18,076	577,778
SoftBank Corp.(x)	336,790	438,665
SoftBank Group Corp.	12,181	714,206
Tele2 AB, Class B	6,330	71,616
T-Mobile US, Inc.	4,224	871,665
Vodafone Group plc	266,849	267,715

		2,941,645

Total Communication Services		46,047,634

Consumer Discretionary (6.8%)
Automobile Components (0.2%)
Aisin Corp.(x)	6,165	67,645
Aptiv plc*	2,291	164,975
BorgWarner, Inc.	1,963	71,237
Bridgestone Corp.	6,738	257,847
Cie Generale des Etablissements Michelin SCA	8,021	325,536
Continental AG	1,299	84,069
Denso Corp.	22,374	330,881
Sumitomo Electric Industries Ltd.	8,416	134,416

		1,436,606

Automobiles (1.4%)
Bayerische Motoren Werke AG	3,766	331,932
Bayerische Motoren Werke AG (Preference)(q)	695	57,481
Dr Ing hc F Porsche AG (Preference)(m)(q)	1,344	106,969
Ferrari NV	1,488	695,177
Ford Motor Co.	33,654	355,386
General Motors Co.	9,687	434,365
Honda Motor Co. Ltd.(x)	52,992	555,822
Isuzu Motors Ltd.(x)	7,090	95,257
Mazda Motor Corp.(x)	6,675	49,694
Mercedes-Benz Group AG	8,844	571,386
Nissan Motor Co. Ltd.(x)	27,706	77,590
Porsche Automobil Holding SE (Preference)(q)	1,808	82,677
Renault SA	2,269	98,479
Stellantis NV	24,990	345,161
Subaru Corp.(x)	7,113	122,835
Suzuki Motor Corp.	18,556	205,604
Tesla, Inc.*	23,915	6,256,881
Toyota Motor Corp.	121,258	2,145,058
Volkswagen AG (Preference)(q)	2,435	257,933
Volvo Car AB, Class B(x)*	8,692	23,896
Yamaha Motor Co. Ltd.	9,876	87,955

		12,957,538

Broadline Retail (1.8%)
Amazon.com, Inc.*	80,512	15,001,801
eBay, Inc.	4,215	274,439
Global-e Online Ltd.*	1,183	45,474
Next plc	1,415	185,054
Pan Pacific International Holdings Corp.	4,507	115,870
Prosus NV	16,741	731,620
Rakuten Group, Inc.*	17,714	114,079
Wesfarmers Ltd.	13,401	652,519

		17,120,856

Distributors (0.0%)†
D’ieteren Group	254	53,692
Genuine Parts Co.	1,201	167,756
LKQ Corp.	2,269	90,578
Pool Corp.	330	124,344

		436,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.0%)†
Pearson plc	7,103	$96,246

Hotels, Restaurants & Leisure (1.1%)
Accor SA	2,301	99,893
Airbnb, Inc., Class A*	3,792	480,864
Amadeus IT Group SA	5,320	384,454
Aristocrat Leisure Ltd.	6,707	271,721
Booking Holdings, Inc.	289	1,217,303
Caesars Entertainment, Inc.*	1,871	78,096
Carnival Corp.*	8,707	160,905
Chipotle Mexican Grill, Inc.*	11,804	680,147
Compass Group plc	20,084	642,820
Darden Restaurants, Inc.	1,021	167,577
Delivery Hero SE(m)(x)*	2,182	87,975
Domino’s Pizza, Inc.	301	129,472
Entain plc	7,542	76,956
Evolution AB(m)	2,126	208,919
Expedia Group, Inc.*	1,074	158,973
Galaxy Entertainment Group Ltd.	25,465	127,917
Genting Singapore Ltd.	71,727	48,832
Hilton Worldwide Holdings, Inc.	2,124	489,582
InterContinental Hotels Group plc	1,915	208,303
La Francaise des Jeux SAEM(m)	1,203	49,467
Las Vegas Sands Corp.	3,047	153,386
Lottery Corp. Ltd. (The)	26,274	93,002
Marriott International, Inc., Class A	2,014	500,680
McDonald’s Corp.	6,183	1,882,785
McDonald’s Holdings Co. Japan Ltd.(x)	1,006	47,876
MGM Resorts International*	1,990	77,789
Norwegian Cruise Line Holdings Ltd.*	3,790	77,733
Oriental Land Co. Ltd.	12,903	331,990
Royal Caribbean Cruises Ltd.	2,046	362,879
Sands China Ltd.*	28,793	73,780
Sodexo SA	1,032	84,607
Starbucks Corp.	9,767	952,185
Whitbread plc	2,126	89,079
Wynn Resorts Ltd.	806	77,279
Yum! Brands, Inc.	2,423	338,517
Zensho Holdings Co. Ltd.(x)	1,104	60,959

		10,974,702

Household Durables (0.4%)
Barratt Developments plc	16,271	104,134
Berkeley Group Holdings plc	1,204	75,977
DR Horton, Inc.	2,529	482,457
Garmin Ltd.	1,325	233,240
Lennar Corp., Class A	2,083	390,521
Mohawk Industries, Inc.*	452	72,627
NVR, Inc.*	27	264,919
Panasonic Holdings Corp.	27,514	237,954
Persimmon plc	3,775	82,947
PulteGroup, Inc.	1,789	256,775
SEB SA	294	33,545
Sekisui Chemical Co. Ltd.	4,495	69,790
Sekisui House Ltd.	7,002	193,605
Sony Group Corp.	73,825	1,426,676
Taylor Wimpey plc	41,787	91,790

		4,016,957

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	7,034	160,330
Hasbro, Inc.	1,129	81,649
Shimano, Inc.	897	169,570

		411,549

Specialty Retail (1.1%)
AutoZone, Inc.*	147	463,056
Avolta AG	1,081	45,726
Best Buy Co., Inc.	1,692	174,784
CarMax, Inc.*	1,345	104,076
Fast Retailing Co. Ltd.	2,287	754,563
H & M Hennes & Mauritz AB, Class B	6,687	113,778
Home Depot, Inc. (The)	8,547	3,463,244
Industria de Diseno Textil SA	12,882	762,006
JD Sports Fashion plc	30,590	63,002
Kingfisher plc	21,710	93,461
Lowe’s Cos., Inc.	4,911	1,330,144
Nitori Holdings Co. Ltd.(x)	944	143,152
O’Reilly Automotive, Inc.*	500	575,800
Ross Stores, Inc.	2,875	432,716
TJX Cos., Inc. (The)	9,741	1,144,957
Tractor Supply Co.	930	270,565
Ulta Beauty, Inc.*	411	159,928
Zalando SE(m)*	2,648	87,309
ZOZO, Inc.	1,565	56,775

		10,239,042

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,913	506,598
Asics Corp.	8,100	169,129
Cie Financiere Richemont SA (Registered)	6,347	1,003,401
Deckers Outdoor Corp.*	1,314	209,517
Hermes International SCA	374	918,398
Kering SA	879	251,317
Lululemon Athletica, Inc.*	991	268,908
LVMH Moet Hennessy Louis Vuitton SE	3,247	2,488,513
Moncler SpA	2,595	164,709
NIKE, Inc., Class B	10,356	915,471
Pandora A/S	968	159,369
Puma SE	1,246	52,012
Ralph Lauren Corp.	345	66,885
Swatch Group AG (The)	342	73,241
Swatch Group AG (The) (Registered)	621	26,598
Tapestry, Inc.	1,984	93,208

		7,367,274

Total Consumer Discretionary		65,057,140

Consumer Staples (4.5%)
Beverages (0.9%)
Anheuser-Busch InBev SA/NV	10,612	701,441
Asahi Group Holdings Ltd.	17,133	223,930
Brown-Forman Corp., Class B	1,580	77,736
Carlsberg A/S, Class B	1,128	134,352
Coca-Cola Co. (The)	33,433	2,402,495
Coca-Cola Europacific Partners plc	2,438	191,993
Coca-Cola HBC AG	2,578	91,819
Constellation Brands, Inc., Class A	1,350	347,881
Davide Campari-Milano NV	7,267	61,478
Diageo plc	26,758	931,200
Heineken Holding NV	1,530	115,472
Heineken NV	3,401	301,503
Keurig Dr Pepper, Inc.	9,117	341,705
Kirin Holdings Co. Ltd.	9,211	140,096
Molson Coors Beverage Co., Class B	1,514	87,085
Monster Beverage Corp.*	6,079	317,141
PepsiCo, Inc.	11,839	2,013,222
Pernod Ricard SA	2,393	361,207
Suntory Beverage & Food Ltd.	1,618	60,724
Treasury Wine Estates Ltd.	9,578	79,461

		8,981,941

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	7,747	210,162
Carrefour SA	6,403	109,122
Coles Group Ltd.	15,815	197,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Costco Wholesale Corp.	3,821	$3,387,393
Dollar General Corp.	1,895	160,260
Dollar Tree, Inc.*	1,741	122,427
Endeavour Group Ltd.	17,970	62,366
J Sainsbury plc	19,524	77,107
Jeronimo Martins SGPS SA	3,343	65,643
Kesko OYJ, Class B	3,224	68,779
Kobe Bussan Co. Ltd.	1,728	54,392
Koninklijke Ahold Delhaize NV	11,063	382,127
Kroger Co. (The)	5,724	327,985
MatsukiyoCocokara & Co.(x)	4,055	66,387
Seven & i Holdings Co. Ltd.	26,385	394,146
Sysco Corp.	4,239	330,896
Target Corp.	3,988	621,570
Tesco plc	81,786	392,216
Walgreens Boots Alliance, Inc.	6,176	55,337
Walmart, Inc.	37,437	3,023,038
Woolworths Group Ltd.	14,425	332,092

		10,440,908

Food Products (0.9%)
Ajinomoto Co., Inc.	5,459	210,650
Archer-Daniels-Midland Co.	4,121	246,189
Associated British Foods plc	3,962	123,579
Barry Callebaut AG (Registered)	42	77,713
Bunge Global SA	1,221	117,997
Campbell Soup Co.	1,698	83,066
Chocoladefabriken Lindt & Spruengli AG	12	154,688
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	127,370
Conagra Brands, Inc.	4,129	134,275
Danone SA	7,623	554,445
General Mills, Inc.	4,798	354,332
Hershey Co. (The)	1,273	244,136
Hormel Foods Corp.	2,505	79,408
J M Smucker Co. (The)	917	111,049
JDE Peet’s NV	1,438	30,029
Kellanova	2,312	186,601
Kerry Group plc, Class A	1,824	189,130
Kikkoman Corp.	7,980	90,391
Kraft Heinz Co. (The)	7,607	267,082
Lamb Weston Holdings, Inc.	1,238	80,148
Lotus Bakeries NV	5	67,012
McCormick & Co., Inc. (Non-Voting)	2,172	178,756
Meiji Holdings Co. Ltd.	2,786	69,589
Mondelez International, Inc., Class A	11,513	848,163
Mowi ASA	5,494	98,786
Nestle SA (Registered)	30,931	3,104,978
Nissin Foods Holdings Co. Ltd.	2,371	66,103
Orkla ASA	8,275	77,983
Salmar ASA	779	40,858
Tyson Foods, Inc., Class A	2,464	146,756
WH Group Ltd.(m)	98,515	78,063
Wilmar International Ltd.	23,161	60,369
Yakult Honsha Co. Ltd.(x)	2,997	69,209

		8,368,903

Household Products (0.7%)
Church & Dwight Co., Inc.	2,110	220,959
Clorox Co. (The)	1,068	173,988
Colgate-Palmolive Co.	7,043	731,134
Essity AB, Class B	7,194	224,479
Henkel AG & Co. KGaA	1,227	104,282
Henkel AG & Co. KGaA (Preference)(q)	1,999	187,806
Kimberly-Clark Corp.	2,903	413,039
Procter & Gamble Co. (The)	20,290	3,514,228
Reckitt Benckiser Group plc	8,243	504,407
Unicharm Corp.	4,734	170,717

		6,245,039

Personal Care Products (0.5%)
Beiersdorf AG	1,172	176,318
Estee Lauder Cos., Inc. (The), Class A	2,008	200,177
Haleon plc	86,273	453,181
Kao Corp.	5,534	273,726
Kenvue, Inc.	16,507	381,807
L’Oreal SA	2,841	1,271,467
Shiseido Co. Ltd.	4,694	126,556
Unilever plc	29,454	1,905,527

		4,788,759

Tobacco (0.4%)
Altria Group, Inc.	14,706	750,594
British American Tobacco plc	23,583	858,858
Imperial Brands plc	9,588	278,550
Japan Tobacco, Inc.	14,176	412,187
Philip Morris International, Inc.	13,401	1,626,881

		3,927,070

Total Consumer Staples		42,752,620

Energy (2.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	8,562	309,516
Halliburton Co.	7,609	221,042
Schlumberger NV	12,239	513,426
Tenaris SA	5,574	87,703

		1,131,687

Oil, Gas & Consumable Fuels (2.1%)
Aker BP ASA	3,730	79,952
Ampol Ltd.	2,813	59,374
APA Corp.	3,188	77,978
BP plc	195,159	1,022,015
Chevron Corp.	14,660	2,158,978
ConocoPhillips	10,009	1,053,747
Coterra Energy, Inc.	6,372	152,609
Devon Energy Corp.	5,397	211,131
Diamondback Energy, Inc.	1,538	265,151
ENEOS Holdings, Inc.(x)	34,067	184,575
Eni SpA	27,150	413,498
EOG Resources, Inc.	4,901	602,480
EQT Corp.	5,120	187,597
Equinor ASA	9,893	250,021
Exxon Mobil Corp.	38,293	4,488,705
Galp Energia SGPS SA	5,486	102,593
Hess Corp.	2,382	323,476
Idemitsu Kosan Co. Ltd.(x)	11,465	82,004
Inpex Corp.	11,105	149,741
Kinder Morgan, Inc.	16,643	367,644
Marathon Oil Corp.	4,821	128,383
Marathon Petroleum Corp.	2,885	469,995
Neste OYJ	4,994	96,895
Occidental Petroleum Corp.	5,803	299,087
OMV AG	1,738	74,213
ONEOK, Inc.	5,034	458,748
Phillips 66	3,608	474,272
Repsol SA	14,374	189,525
Santos Ltd.	38,348	186,113
Shell plc	74,392	2,411,866
Targa Resources Corp.	1,888	279,443
TotalEnergies SE	25,476	1,658,979
Valero Energy Corp.	2,761	372,818
Williams Cos., Inc. (The)	10,506	479,599
Woodside Energy Group Ltd.	22,422	390,637

		20,203,842

Total Energy		21,335,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (10.1%)
Banks (3.7%)
ABN AMRO Bank NV (CVA)(m)	5,409	$97,571
AIB Group plc	21,430	122,733
ANZ Group Holdings Ltd.	35,533	748,764
Banco Bilbao Vizcaya Argentaria SA	68,059	735,477
Banco BPM SpA	15,203	102,521
Banco de Sabadell SA(x)	64,223	136,474
Banco Santander SA	182,960	936,947
Bank Hapoalim BM	15,002	150,064
Bank Leumi Le-Israel BM	17,914	175,108
Bank of America Corp.	58,187	2,308,860
Bank of Ireland Group plc	12,008	134,068
Banque Cantonale Vaudoise (Registered)	356	36,742
Barclays plc	174,330	523,360
BNP Paribas SA	12,017	823,337
BOC Hong Kong Holdings Ltd.	43,620	139,717
CaixaBank SA	42,909	256,207
Chiba Bank Ltd. (The)	6,250	50,117
Citigroup, Inc.	16,444	1,029,394
Citizens Financial Group, Inc.	3,864	158,695
Commerzbank AG	11,890	218,714
Commonwealth Bank of Australia	19,758	1,849,386
Concordia Financial Group Ltd.	12,445	68,579
Credit Agricole SA	12,505	191,051
Danske Bank A/S	8,144	245,054
DBS Group Holdings Ltd.	23,451	694,270
DNB Bank ASA	10,574	216,832
Erste Group Bank AG	3,976	217,975
Fifth Third Bancorp	5,833	249,886
FinecoBank Banca Fineco SpA	7,213	123,448
Hang Seng Bank Ltd.	8,959	112,652
HSBC Holdings plc	218,624	1,956,000
Huntington Bancshares, Inc.	12,519	184,029
ING Groep NV	39,011	706,700
Intesa Sanpaolo SpA	172,721	737,815
Israel Discount Bank Ltd., Class A	14,602	81,668
Japan Post Bank Co. Ltd.	17,076	158,968
JPMorgan Chase & Co.	24,523	5,170,920
KBC Group NV	2,710	215,448
KeyCorp	8,000	134,000
Lloyds Banking Group plc	736,880	579,281
M&T Bank Corp.	1,439	256,315
Mediobanca Banca di Credito Finanziario SpA	5,900	100,648
Mitsubishi UFJ Financial Group, Inc.	131,068	1,325,499
Mizrahi Tefahot Bank Ltd.	1,829	71,386
Mizuho Financial Group, Inc.	28,500	582,195
National Australia Bank Ltd.	36,524	943,120
NatWest Group plc	78,494	360,897
Nordea Bank Abp	37,257	439,195
Oversea-Chinese Banking Corp. Ltd.	40,008	470,042
PNC Financial Services Group, Inc. (The)	3,426	633,296
Regions Financial Corp.	7,888	184,027
Resona Holdings, Inc.	24,739	171,714
Shizuoka Financial Group, Inc.(x)	5,165	44,723
Skandinaviska Enskilda Banken AB, Class A	18,737	286,428
Societe Generale SA	8,533	212,292
Standard Chartered plc	25,611	271,528
Sumitomo Mitsui Financial Group, Inc.	44,322	939,019
Sumitomo Mitsui Trust Holdings, Inc.	7,662	180,775
Svenska Handelsbanken AB, Class A	17,222	176,784
Swedbank AB, Class A	10,025	212,526
Truist Financial Corp.	11,542	493,651
UniCredit SpA	17,398	762,366
United Overseas Bank Ltd.	15,243	381,535
US Bancorp	13,450	615,069
Wells Fargo & Co.	29,337	1,657,247
Westpac Banking Corp.	40,887	896,636

		35,447,745

Capital Markets (2.0%)
3i Group plc	11,494	507,876
Ameriprise Financial, Inc.	846	397,459
Amundi SA(m)	725	54,112
ASX Ltd.	2,289	101,169
Bank of New York Mellon Corp. (The)	6,361	457,101
BlackRock, Inc.	1,200	1,139,412
Blackstone, Inc.	6,206	950,325
Cboe Global Markets, Inc.	902	184,793
Charles Schwab Corp. (The)	12,876	834,494
CME Group, Inc.	3,104	684,898
Daiwa Securities Group, Inc.	15,769	110,265
Deutsche Bank AG (Registered)	22,377	386,039
Deutsche Boerse AG	2,244	526,309
EQT AB	4,410	150,896
Euronext NV(m)	948	102,836
FactSet Research Systems, Inc.	328	150,831
Franklin Resources, Inc.	2,660	53,599
Futu Holdings Ltd. (ADR)*	638	61,025
Goldman Sachs Group, Inc. (The)	2,722	1,347,689
Hargreaves Lansdown plc	4,199	62,566
Hong Kong Exchanges & Clearing Ltd.	14,266	598,618
Intercontinental Exchange, Inc.	4,949	795,007
Invesco Ltd.	3,879	68,115
Japan Exchange Group, Inc.	11,682	150,815
Julius Baer Group Ltd.	2,432	146,262
KKR & Co., Inc.	5,813	759,062
London Stock Exchange Group plc	5,646	771,448
Macquarie Group Ltd.	4,286	688,542
MarketAxess Holdings, Inc.	325	83,265
Moody’s Corp.	1,350	640,696
Morgan Stanley	10,737	1,119,225
MSCI, Inc.	678	395,227
Nasdaq, Inc.	3,567	260,427
Nomura Holdings, Inc.	35,462	183,324
Northern Trust Corp.	1,738	156,472
Partners Group Holding AG	268	402,150
Raymond James Financial, Inc.	1,598	195,691
S&P Global, Inc.	2,760	1,425,871
SBI Holdings, Inc.(x)	3,195	73,248
Schroders plc	9,515	44,422
Singapore Exchange Ltd.	9,648	85,727
State Street Corp.	2,574	227,722
T. Rowe Price Group, Inc.	1,919	209,037
UBS Group AG (Registered)	38,831	1,195,647

		18,939,714

Consumer Finance (0.2%)
American Express Co.	4,841	1,312,879
Capital One Financial Corp.	3,291	492,761
Discover Financial Services	2,164	303,588
Synchrony Financial	3,407	169,941

		2,279,169

Financial Services (2.0%)
Adyen NV(m)*	257	401,255
Berkshire Hathaway, Inc., Class B*	15,788	7,266,585
Corpay, Inc.*	598	187,030
Edenred SE	2,946	111,563
Eurazeo SE	539	44,249
EXOR NV	1,174	125,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	4,702	$393,793
Fiserv, Inc.*	4,962	891,423
Global Payments, Inc.	2,193	224,607
Groupe Bruxelles Lambert NV	980	76,308
Industrivarden AB, Class A	1,435	53,015
Industrivarden AB, Class C	1,889	69,434
Investor AB, Class B	20,440	629,048
Jack Henry & Associates, Inc.	628	110,867
L E Lundbergforetagen AB, Class B	897	51,316
M&G plc	26,693	74,015
Mastercard, Inc., Class A	7,111	3,511,412
Mitsubishi HC Capital, Inc.	9,496	66,764
Nexi SpA(m)*	6,975	47,300
ORIX Corp.	13,679	315,790
PayPal Holdings, Inc.*	8,812	687,600
Sofina SA	182	51,378
Visa, Inc., Class A	14,398	3,958,730
Washington H Soul Pattinson & Co. Ltd.(x)	2,770	66,548
Wise plc, Class A*	7,863	70,591

		19,486,274

Insurance (2.2%)
Admiral Group plc	3,073	114,379
Aegon Ltd.	15,939	102,339
Aflac, Inc.	4,344	485,659
Ageas SA/NV	1,886	100,603
AIA Group Ltd.	131,541	1,178,545
Allianz SE (Registered)	4,625	1,518,754
Allstate Corp. (The)	2,276	431,643
American International Group, Inc.	5,550	406,426
Aon plc, Class A	1,872	647,693
Arch Capital Group Ltd.*	3,228	361,149
Arthur J Gallagher & Co.	1,888	531,227
ASR Nederland NV	1,871	91,639
Assurant, Inc.	446	88,692
Aviva plc	31,610	204,374
AXA SA	21,458	824,783
Baloise Holding AG (Registered)	514	104,762
Brown & Brown, Inc.	2,041	211,448
Chubb Ltd.	3,238	933,807
Cincinnati Financial Corp.	1,347	183,354
Dai-ichi Life Holdings, Inc.	10,665	273,220
Erie Indemnity Co., Class A	215	116,061
Everest Group Ltd.	373	146,153
Generali	12,045	347,935
Gjensidige Forsikring ASA	2,361	44,164
Globe Life, Inc.	774	81,974
Hannover Rueck SE	712	202,975
Hartford Financial Services Group, Inc. (The)	2,526	297,083
Helvetia Holding AG (Registered)	438	75,557
Insurance Australia Group Ltd.	28,303	144,015
Japan Post Holdings Co. Ltd.	22,690	215,652
Japan Post Insurance Co. Ltd.	2,305	41,762
Legal & General Group plc	70,336	212,803
Loews Corp.	1,570	124,108
Marsh & McLennan Cos., Inc.	4,239	945,679
Medibank Pvt Ltd.	32,510	82,037
MetLife, Inc.	5,070	418,174
MS&AD Insurance Group Holdings, Inc.	15,151	351,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,579	868,813
NN Group NV	3,196	159,311
Phoenix Group Holdings plc	8,276	61,906
Poste Italiane SpA(m)	5,396	75,623
Principal Financial Group, Inc.	1,836	157,712
Progressive Corp. (The)	5,048	1,280,980
Prudential Financial, Inc.	3,077	372,625
Prudential plc	32,389	300,779
QBE Insurance Group Ltd.	17,740	202,856
Sampo OYJ, Class A	5,269	245,751
Sompo Holdings, Inc.	11,160	248,552
Suncorp Group Ltd.	15,023	187,885
Swiss Life Holding AG (Registered)	339	282,784
Swiss Re AG	3,562	491,151
T&D Holdings, Inc.	5,825	101,119
Talanx AG	762	64,125
Tokio Marine Holdings, Inc.	22,149	806,133
Travelers Cos., Inc. (The)	1,965	460,046
Tryg A/S	4,002	94,902
W.R. Berkley Corp.	2,576	146,136
Willis Towers Watson plc	875	257,714
Zurich Insurance Group AG	1,728	1,040,863

		20,549,431

Total Financials		96,702,333

Health Care (7.9%)
Biotechnology (1.0%)
AbbVie, Inc.	15,224	3,006,436
Amgen, Inc.	4,631	1,492,154
Argenx SE (Brussels Stock Exchange)*	11	5,946
Argenx SE (Vienna Stock Exchange)*	691	369,825
Biogen, Inc.*	1,255	243,269
CSL Ltd.	5,705	1,129,132
Genmab A/S*	742	179,501
Gilead Sciences, Inc.	10,731	899,687
Grifols SA*	3,521	40,076
Incyte Corp.*	1,378	91,086
Moderna, Inc.*	2,916	194,876
Regeneron Pharmaceuticals, Inc.*	915	961,885
Swedish Orphan Biovitrum AB*	2,301	74,088
Vertex Pharmaceuticals, Inc.*	2,225	1,034,803
Zealand Pharma A/S*	754	91,540

		9,814,304

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	14,996	1,709,694
Alcon, Inc.	5,901	587,904
Align Technology, Inc.*	605	153,864
Baxter International, Inc.	4,397	166,954
Becton Dickinson & Co.	2,491	600,580
BioMerieux	489	58,570
Boston Scientific Corp.*	12,693	1,063,673
Carl Zeiss Meditec AG	475	37,620
Cochlear Ltd.	773	150,753
Coloplast A/S, Class B(x)	1,489	194,559
Cooper Cos., Inc. (The)*	1,716	189,343
Demant A/S*	1,174	45,862
Dexcom, Inc.*	3,454	231,556
DiaSorin SpA	264	30,827
Edwards Lifesciences Corp.*	5,192	342,620
EssilorLuxottica SA	3,510	830,662
Fisher & Paykel Healthcare Corp. Ltd.	6,914	152,638
GE HealthCare Technologies, Inc.	3,661	343,585
Getinge AB, Class B	2,700	58,169
Hologic, Inc.*	2,002	163,083
Hoya Corp.	4,123	567,567
IDEXX Laboratories, Inc.*	709	358,201
Insulet Corp.*	604	140,581
Intuitive Surgical, Inc.*	3,057	1,501,812
Koninklijke Philips NV*	9,434	308,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Medtronic plc	11,055	$995,282
Olympus Corp.	13,906	263,026
ResMed, Inc.	1,266	309,056
Siemens Healthineers AG(m)	3,330	199,648
Smith & Nephew plc	10,322	159,804
Solventum Corp.*	1,191	83,037
Sonova Holding AG (Registered)	598	214,654
STERIS plc	850	206,159
Straumann Holding AG (Registered)	1,318	215,293
Stryker Corp.	2,955	1,067,523
Sysmex Corp.	5,955	117,132
Teleflex, Inc.	406	100,412
Terumo Corp.	15,820	297,193
Zimmer Biomet Holdings, Inc.	1,755	189,452

		14,407,301

Health Care Providers & Services (1.1%)
Amplifon SpA	1,470	42,234
Cardinal Health, Inc.	2,102	232,313
Cencora, Inc.	1,504	338,520
Centene Corp.*	4,534	341,319
Cigna Group (The)	2,409	834,574
CVS Health Corp.	10,843	681,808
DaVita, Inc.*	398	65,244
Elevance Health, Inc.	1,999	1,039,480
Fresenius Medical Care AG	2,425	103,090
Fresenius SE & Co. KGaA*	4,988	190,058
HCA Healthcare, Inc.	1,602	651,101
Henry Schein, Inc.*	1,092	79,607
Humana, Inc.	1,038	328,776
Labcorp Holdings, Inc.	724	161,799
McKesson Corp.	1,118	552,762
Molina Healthcare, Inc.*	505	174,003
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	959	148,885
Ramsay Health Care Ltd.	2,170	62,440
Sonic Healthcare Ltd.	5,387	101,413
UnitedHealth Group, Inc.	7,959	4,653,468
Universal Health Services, Inc., Class B	513	117,482

		10,900,376

Health Care Technology (0.0%)†
M3, Inc.	5,247	52,497
Pro Medicus Ltd.	678	83,552

		136,049

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	2,515	373,427
Bachem Holding AG	398	33,482
Bio-Techne Corp.	1,358	108,545
Charles River Laboratories International, Inc.*	445	87,652
Danaher Corp.	5,540	1,540,231
Eurofins Scientific SE	1,595	101,024
IQVIA Holdings, Inc.*	1,493	353,796
Lonza Group AG (Registered)	853	538,801
Mettler-Toledo International, Inc.*	183	274,445
QIAGEN NV*	2,619	117,984
Revvity, Inc.	1,063	135,798
Sartorius AG (Preference)(q)	309	86,748
Sartorius Stedim Biotech	345	72,103
Thermo Fisher Scientific, Inc.	3,292	2,036,332
Waters Corp.*	512	184,264
West Pharmaceutical Services, Inc.	625	187,600

		6,232,232

Pharmaceuticals (3.6%)
Astellas Pharma, Inc.(x)	21,330	244,429
AstraZeneca plc	18,302	2,835,451
Bayer AG (Registered)	11,601	391,607
Bristol-Myers Squibb Co.	17,474	904,105
Catalent, Inc.*	1,560	94,489
Chugai Pharmaceutical Co. Ltd.	7,945	383,195
Daiichi Sankyo Co. Ltd.	21,868	716,482
Eisai Co. Ltd.	2,932	109,038
Eli Lilly and Co.	6,799	6,023,506
Galderma Group AG*	562	52,193
GSK plc	48,939	992,231
Hikma Pharmaceuticals plc	1,964	50,178
Ipsen SA	445	54,736
Johnson & Johnson	20,748	3,362,421
Kyowa Kirin Co. Ltd.	2,880	50,637
Merck & Co., Inc.	21,848	2,481,059
Merck KGaA	1,526	268,389
Novartis AG (Registered)	23,268	2,670,865
Novo Nordisk A/S, Class B	38,024	4,467,567
Ono Pharmaceutical Co. Ltd.(x)	4,378	58,226
Orion OYJ, Class B	1,274	69,802
Otsuka Holdings Co. Ltd.	4,933	277,429
Pfizer, Inc.	48,842	1,413,487
Recordati Industria Chimica e Farmaceutica SpA	1,234	69,780
Roche Holding AG (BMV Mexico Stock Exchange)	8,294	2,651,806
Roche Holding AG (OTC US Exchange)	378	129,253
Sandoz Group AG	4,835	201,489
Sanofi SA	13,456	1,541,292
Shionogi & Co. Ltd.	8,808	125,846
Takeda Pharmaceutical Co. Ltd.(x)	18,753	535,353
Teva Pharmaceutical Industries Ltd. (ADR)*	13,229	238,387
UCB SA	1,493	269,233
Viatris, Inc.	10,287	119,432
Zoetis, Inc.	3,905	762,959

		34,616,352

Total Health Care		76,106,614

Industrials (7.5%)
Aerospace & Defense (1.3%)
Airbus SE	7,016	1,024,810
Axon Enterprise, Inc.*	619	247,352
BAE Systems plc	35,784	592,038
Boeing Co. (The)*	5,045	767,042
Dassault Aviation SA	233	47,982
Elbit Systems Ltd.	315	62,596
General Dynamics Corp.	2,223	671,791
General Electric Co.	9,346	1,762,469
Howmet Aerospace, Inc.	3,518	352,680
Huntington Ingalls Industries, Inc.	338	89,360
Kongsberg Gruppen ASA	1,038	101,509
L3Harris Technologies, Inc.	1,635	388,917
Leonardo SpA	4,777	106,457
Lockheed Martin Corp.	1,828	1,068,576
Melrose Industries plc	15,532	94,628
MTU Aero Engines AG	636	198,230
Northrop Grumman Corp.	1,185	625,763
Rheinmetall AG	514	278,298
Rolls-Royce Holdings plc*	100,439	707,934
RTX Corp.	11,465	1,389,099
Saab AB, Class B(x)	3,781	80,379
Safran SA	4,036	948,403
Singapore Technologies Engineering Ltd.	18,170	65,880
Textron, Inc.	1,615	143,057
Thales SA	1,117	177,245
TransDigm Group, Inc.	484	690,731

		12,683,226

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,011	111,584
Deutsche Post AG	12,045	536,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
DSV A/S	2,022	$417,441
Expeditors International of Washington, Inc.	1,216	159,782
FedEx Corp.	1,942	531,486
InPost SA*	2,361	44,521
SG Holdings Co. Ltd.	3,805	40,797
United Parcel Service, Inc., Class B	6,314	860,851

		2,703,180

Building Products (0.5%)
A.O. Smith Corp.	1,034	92,884
AGC, Inc.	2,275	73,557
Allegion plc	753	109,742
Assa Abloy AB, Class B	11,836	398,113
Builders FirstSource, Inc.*	1,004	194,635
Carrier Global Corp.	7,236	582,426
Cie de Saint-Gobain SA	5,357	487,308
Daikin Industries Ltd.	3,098	432,718
Geberit AG (Registered)	395	257,344
Johnson Controls International plc	5,758	446,878
Kingspan Group plc	1,825	171,357
Masco Corp.	1,881	157,891
Nibe Industrier AB, Class B	17,890	98,048
ROCKWOOL A/S, Class B	110	51,645
TOTO Ltd.(x)	1,645	61,084
Trane Technologies plc	1,945	756,080

		4,371,710

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,444	216,344
Cintas Corp.	2,953	607,964
Copart, Inc.*	7,548	395,515
Dai Nippon Printing Co. Ltd.	4,528	80,400
Rentokil Initial plc	29,808	145,220
Republic Services, Inc.	1,760	353,478
Rollins, Inc.	2,421	122,454
Secom Co. Ltd.	4,860	179,014
Securitas AB, Class B	5,805	73,678
TOPPAN Holdings, Inc.	2,777	82,001
Veralto Corp.	2,130	238,262
Waste Management, Inc.	3,148	653,525

		3,147,855

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,168	100,104
Bouygues SA	2,238	74,886
Eiffage SA	868	83,713
Ferrovial SE	6,161	264,586
Kajima Corp.	4,725	87,958
Obayashi Corp.(x)	7,666	96,702
Quanta Services, Inc.	1,270	378,650
Skanska AB, Class B	4,016	83,754
Taisei Corp.	2,009	87,503
Vinci SA	5,907	690,086

		1,947,942

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	18,672	1,080,807
AMETEK, Inc.	1,996	342,733
Eaton Corp. plc	3,431	1,137,171
Emerson Electric Co.	4,936	539,850
Fuji Electric Co. Ltd.	1,602	96,081
GE Vernova, Inc.*	2,369	604,048
Generac Holdings, Inc.*	518	82,300
Hubbell, Inc., Class B	463	198,326
Legrand SA	3,097	356,119
Mitsubishi Electric Corp.	22,410	359,168
Nidec Corp.	9,778	204,506
Prysmian SpA	3,191	231,594
Rockwell Automation, Inc.	978	262,554
Schneider Electric SE	6,455	1,697,188
Siemens Energy AG*	7,550	277,930
Vestas Wind Systems A/S*	11,924	263,264

		7,733,639

Ground Transportation (0.5%)
Central Japan Railway Co.	9,100	210,017
CSX Corp.	16,710	576,996
East Japan Railway Co.(x)	10,670	211,470
Grab Holdings Ltd., Class A*	24,930	94,734
Hankyu Hanshin Holdings, Inc.(x)	2,725	83,840
JB Hunt Transport Services, Inc.	694	119,597
Keisei Electric Railway Co. Ltd.(x)	1,535	45,593
MTR Corp. Ltd.	18,124	68,427
Norfolk Southern Corp.	1,949	484,327
Old Dominion Freight Line, Inc.	1,625	322,790
Tokyu Corp.(x)	5,868	75,654
Uber Technologies, Inc.*	18,108	1,360,997
Union Pacific Corp.	5,251	1,294,267
West Japan Railway Co.	5,234	99,199

		5,047,908

Industrial Conglomerates (0.6%)
3M Co.	4,735	647,274
CK Hutchison Holdings Ltd.	31,535	181,328
DCC plc	1,167	79,493
Hikari Tsushin, Inc.	246	54,549
Hitachi Ltd.	54,705	1,439,134
Honeywell International, Inc.	5,613	1,160,263
Investment AB Latour, Class B	1,748	54,510
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,812	70,668
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	3,906
Keppel Ltd.	16,985	87,618
Lifco AB, Class B	2,752	90,560
Siemens AG (Registered)	8,973	1,811,277
Smiths Group plc	4,076	91,387
Swire Pacific Ltd., Class A	4,757	40,632

		5,812,599

Machinery (1.4%)
Alfa Laval AB	3,416	164,008
Alstom SA*	4,086	84,758
Atlas Copco AB, Class A	31,719	613,557
Atlas Copco AB, Class B	18,430	315,398
Caterpillar, Inc.	4,179	1,634,491
Cummins, Inc.	1,181	382,396
Daifuku Co. Ltd.	3,791	72,839
Daimler Truck Holding AG	5,830	218,247
Deere & Co.	2,209	921,882
Dover Corp.	1,185	227,212
Epiroc AB, Class A	7,780	168,151
Epiroc AB, Class B	4,603	87,157
FANUC Corp.	11,205	326,658
Fortive Corp.	3,020	238,369
GEA Group AG	1,831	89,598
Hitachi Construction Machinery Co. Ltd.(x)	1,263	30,502
Hoshizaki Corp.	1,289	44,699
Husqvarna AB, Class B	4,139	28,936
IDEX Corp.	653	140,069
Illinois Tool Works, Inc.	2,329	610,361
Indutrade AB	3,225	100,219
Ingersoll Rand, Inc.	3,478	341,400
Knorr-Bremse AG	856	76,086
Komatsu Ltd.	10,889	300,475
Kone OYJ, Class B	4,013	239,882
Kubota Corp.	11,773	166,366
Makita Corp.	2,776	93,502
Metso OYJ	7,339	78,426
Minebea Mitsumi, Inc.	4,269	83,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Heavy Industries Ltd.	37,890	$558,233
Nordson Corp.	469	123,173
Otis Worldwide Corp.	3,452	358,801
PACCAR, Inc.	4,518	445,836
Parker-Hannifin Corp.	1,108	700,057
Pentair plc	1,426	139,449
Rational AG	60	61,112
Sandvik AB	12,589	281,261
Schindler Holding AG	481	140,944
Schindler Holding AG (Registered)	277	78,713
SKF AB, Class B	4,023	80,018
SMC Corp.(x)	654	289,630
Snap-on, Inc.	454	131,528
Spirax Group plc	869	87,310
Stanley Black & Decker, Inc.	1,327	146,143
Techtronic Industries Co. Ltd.	16,452	249,938
Toyota Industries Corp.	1,709	131,096
Trelleborg AB, Class B	2,515	96,629
VAT Group AG(m)	319	162,374
Volvo AB, Class A	2,364	63,035
Volvo AB, Class B	18,758	495,369
Wartsila OYJ Abp	5,937	132,836
Westinghouse Air Brake Technologies Corp.	1,510	274,473
Xylem, Inc.	2,094	282,753
Yaskawa Electric Corp.	2,897	100,742

		13,490,799

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	35	56,708
AP Moller - Maersk A/S, Class B	54	90,799
Kawasaki Kisen Kaisha Ltd.(x)	4,663	71,831
Kuehne + Nagel International AG (Registered)	570	155,439
Mitsui OSK Lines Ltd.(x)	4,041	138,501
Nippon Yusen KK(x)	5,445	197,759
SITC International Holdings Co. Ltd.	14,800	39,980

		751,017

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,932	41,254
Delta Air Lines, Inc.	5,527	280,716
Deutsche Lufthansa AG (Registered)	7,062	51,726
Japan Airlines Co. Ltd.(x)	1,685	29,515
Qantas Airways Ltd.*	9,425	48,349
Singapore Airlines Ltd.	17,466	92,409
Southwest Airlines Co.	5,164	153,009
United Airlines Holdings, Inc.*	2,834	161,708

		858,686

Professional Services (0.7%)
Adecco Group AG (Registered)	1,988	67,602
Automatic Data Processing, Inc.	3,515	972,706
Broadridge Financial Solutions, Inc.	1,006	216,320
Bureau Veritas SA	3,750	124,311
Computershare Ltd.	6,280	109,714
Dayforce, Inc.(x)*	1,363	83,484
Equifax, Inc.	1,066	313,255
Experian plc	10,852	570,332
Intertek Group plc	1,905	131,419
Jacobs Solutions, Inc.	1,079	141,241
Leidos Holdings, Inc.	1,161	189,243
Paychex, Inc.	2,763	370,767
Paycom Software, Inc.	419	69,793
Randstad NV	1,281	63,597
Recruit Holdings Co. Ltd.	17,531	1,061,801
RELX plc	22,045	1,034,210
SGS SA (Registered)	1,817	202,535
Teleperformance SE	642	66,462
Verisk Analytics, Inc.	1,228	329,055
Wolters Kluwer NV	2,935	494,312

		6,612,159

Trading Companies & Distributors (0.6%)
AddTech AB, Class B	3,068	91,896
AerCap Holdings NV	2,291	217,004
Ashtead Group plc	5,164	399,466
Beijer Ref AB, Class B	4,259	70,013
Brenntag SE	1,534	114,373
Bunzl plc	3,994	188,708
Fastenal Co.	4,936	352,529
IMCD NV	673	116,793
ITOCHU Corp.	14,080	752,174
Marubeni Corp.	16,818	273,815
Mitsubishi Corp.	39,478	810,985
Mitsui & Co. Ltd.	30,432	672,902
MonotaRO Co. Ltd.(x)	2,966	49,476
Reece Ltd.	2,669	52,589
Rexel SA	2,671	77,215
Seven Group Holdings Ltd.	2,402	71,208
Sumitomo Corp.	12,248	272,187
Toyota Tsusho Corp.	7,561	135,990
United Rentals, Inc.	574	464,785
W.W. Grainger, Inc.	383	397,864

		5,581,972

Transportation Infrastructure (0.1%)
Aena SME SA(m)	886	194,883
Aeroports de Paris SA	409	52,494
Auckland International Airport Ltd.	15,725	74,626
Getlink SE	3,571	63,681
Transurban Group	36,517	331,480

		717,164

Total Industrials		71,459,856

Information Technology (15.8%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,220	852,080
Cisco Systems, Inc.	34,725	1,848,065
F5, Inc.*	502	110,540
Juniper Networks, Inc.	2,837	110,586
Motorola Solutions, Inc.	1,438	646,568
Nokia OYJ	62,967	275,040
Telefonaktiebolaget LM Ericsson, Class B(x)	32,756	247,448

		4,090,327

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	10,380	676,361
CDW Corp.	1,151	260,471
Corning, Inc.	6,638	299,706
Halma plc	4,482	156,277
Hamamatsu Photonics KK	3,326	43,402
Hexagon AB, Class B	24,515	263,596
Ibiden Co. Ltd.(x)	1,366	42,056
Jabil, Inc.	978	117,194
Keyence Corp.	2,301	1,094,426
Keysight Technologies, Inc.*	1,504	239,031
Kyocera Corp.	15,196	175,511
Murata Manufacturing Co. Ltd.	19,960	389,756
Omron Corp.(x)	2,061	93,883
Shimadzu Corp.	2,752	91,411
TDK Corp.	22,840	289,701
Teledyne Technologies, Inc.*	403	176,377
Trimble, Inc.*	2,105	130,700
Yokogawa Electric Corp.	2,710	68,917
Zebra Technologies Corp., Class A*	445	164,792

		4,773,568

IT Services (0.7%)
Accenture plc, Class A	5,399	1,908,438
Akamai Technologies, Inc.*	1,306	131,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Amentum Holdings, Inc.*	1,079	$34,798
Bechtle AG	967	43,186
Capgemini SE	1,834	395,952
Cognizant Technology Solutions Corp., Class A	4,272	329,713
EPAM Systems, Inc.*	491	97,724
Fujitsu Ltd.	19,530	398,889
Gartner, Inc.*	664	336,489
GoDaddy, Inc., Class A*	1,215	190,488
International Business Machines Corp.	7,939	1,755,154
NEC Corp.	2,859	273,517
Nomura Research Institute Ltd.	4,435	163,545
NTT Data Group Corp.	7,483	134,040
Obic Co. Ltd.	3,590	126,040
Otsuka Corp.	2,660	65,591
SCSK Corp.	1,824	37,559
TE Connectivity plc	2,620	395,594
TIS, Inc.	2,502	63,557
VeriSign, Inc.*	723	137,341
Wix.com Ltd.*	624	104,314

		7,123,770

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	13,950	2,288,916
Advantest Corp.	9,007	422,447
Analog Devices, Inc.	4,277	984,437
Applied Materials, Inc.	7,136	1,441,829
ASM International NV	555	364,130
ASML Holding NV	4,717	3,914,943
BE Semiconductor Industries NV	910	115,022
Broadcom, Inc.	40,121	6,920,873
Disco Corp.	1,059	276,235
Enphase Energy, Inc.*	1,167	131,894
First Solar, Inc.*	923	230,233
Infineon Technologies AG	15,421	540,039
Intel Corp.	36,778	862,812
KLA Corp.	1,159	897,541
Kokusai Electric Corp.(x)	1,700	37,614
Lam Research Corp.	1,124	917,274
Lasertec Corp.	972	159,639
Microchip Technology, Inc.	4,624	371,261
Micron Technology, Inc.	9,557	991,157
Monolithic Power Systems, Inc.	420	388,290
NVIDIA Corp.	212,031	25,749,045
NXP Semiconductors NV	2,196	527,062
ON Semiconductor Corp.*	3,692	268,076
Qorvo, Inc.*	818	84,499
QUALCOMM, Inc.	9,602	1,632,820
Renesas Electronics Corp.	19,915	288,073
Rohm Co. Ltd.(x)	4,067	45,445
SCREEN Holdings Co. Ltd.(x)	1,000	69,389
Skyworks Solutions, Inc.	1,377	136,006
STMicroelectronics NV	7,995	237,175
SUMCO Corp.(x)	4,092	43,902
Teradyne, Inc.	1,406	188,306
Texas Instruments, Inc.	7,870	1,625,706
Tokyo Electron Ltd.	5,335	938,752

		54,090,842

Software (5.0%)
Adobe, Inc.*	3,822	1,978,955
ANSYS, Inc.*	753	239,928
Autodesk, Inc.*	1,857	511,566
Cadence Design Systems, Inc.*	2,360	639,631
Check Point Software Technologies Ltd.*	1,049	202,258
Crowdstrike Holdings, Inc., Class A*	1,990	558,135
CyberArk Software Ltd.*	509	148,429
Dassault Systemes SE	7,902	313,405
Fair Isaac Corp.*	211	410,083
Fortinet, Inc.*	5,472	424,354
Gen Digital, Inc.	4,669	128,071
Intuit, Inc.	2,409	1,495,989
Microsoft Corp.	64,067	27,568,030
Monday.com Ltd.*	441	122,497
Nemetschek SE	682	70,603
Nice Ltd.*	749	130,355
Oracle Corp.	471	48,321
Oracle Corp. (Moscow Stock Exchange)	13,777	2,347,601
Palantir Technologies, Inc., Class A*	17,357	645,680
Palo Alto Networks, Inc.*	2,791	953,964
PTC, Inc.*	1,035	186,983
Roper Technologies, Inc.	924	514,151
Sage Group plc (The)	11,844	162,228
Salesforce, Inc.	8,352	2,286,026
SAP SE	12,328	2,804,963
ServiceNow, Inc.*	1,776	1,588,437
Synopsys, Inc.*	1,321	668,941
Temenos AG (Registered)	710	49,663
Trend Micro, Inc.	1,461	86,262
Tyler Technologies, Inc.*	368	214,809
WiseTech Global Ltd.	1,968	186,657
Xero Ltd.*	1,712	176,876

		47,863,851

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	131,046	30,533,718
Brother Industries Ltd.(x)	2,704	52,302
Canon, Inc.	11,038	361,188
Dell Technologies, Inc., Class C	2,479	293,861
FUJIFILM Holdings Corp.	13,240	339,740
Hewlett Packard Enterprise Co.	11,202	229,193
HP, Inc.	8,434	302,527
Logitech International SA (Registered)	1,840	164,270
NetApp, Inc.	1,772	218,860
Ricoh Co. Ltd.(x)	6,438	69,094
Seagate Technology Holdings plc	1,798	196,935
Seiko Epson Corp.(x)	3,376	62,000
Super Micro Computer, Inc.*	434	180,718
Western Digital Corp.*	2,814	192,168

		33,196,574

Total Information Technology		151,138,932

Materials (2.5%)
Chemicals (1.3%)
Air Liquide SA	6,825	1,316,299
Air Products and Chemicals, Inc.	1,916	570,470
Akzo Nobel NV	2,014	141,911
Albemarle Corp.	1,013	95,941
Arkema SA	664	63,196
Asahi Kasei Corp.	14,820	111,569
BASF SE	10,540	557,944
Celanese Corp.	942	128,074
CF Industries Holdings, Inc.	1,555	133,419
Clariant AG (Registered)	2,547	38,520
Corteva, Inc.	5,967	350,800
Covestro AG(m)*	2,231	138,923
Croda International plc	1,566	88,290
Dow, Inc.	6,041	330,020
DSM-Firmenich AG	2,196	302,260
DuPont de Nemours, Inc.	3,598	320,618
Eastman Chemical Co.	1,008	112,846
Ecolab, Inc.	2,183	557,385
EMS-Chemie Holding AG (Registered)(x)	83	69,628
Evonik Industries AG	3,025	70,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Corp.	1,076	$70,951
Givaudan SA (Registered)	109	597,578
ICL Group Ltd.	9,136	38,917
International Flavors & Fragrances, Inc.	2,212	232,105
Linde plc	4,143	1,975,631
LyondellBasell Industries NV, Class A	2,242	215,008
Mitsubishi Chemical Group Corp.(x)	15,978	102,155
Mitsui Chemicals, Inc.(x)	2,006	53,107
Mosaic Co. (The)	2,746	73,538
Nippon Paint Holdings Co. Ltd.	11,192	85,463
Nippon Sanso Holdings Corp.	2,049	74,319
Nitto Denko Corp.	8,350	138,765
Novonesis (Novozymes) B	4,161	299,622
OCI NV	1,247	35,508
Orica Ltd.	5,749	73,728
PPG Industries, Inc.	2,011	266,377
Sherwin-Williams Co. (The)	2,000	763,340
Shin-Etsu Chemical Co. Ltd.	21,309	886,164
Sika AG (Registered)	1,800	595,711
Syensqo SA(r)	875	77,541
Symrise AG, Class A	1,568	216,607
Toray Industries, Inc.	16,374	96,062
Yara International ASA	1,954	61,862

		12,528,885

Construction Materials (0.2%)
Heidelberg Materials AG	1,612	175,133
Holcim AG	6,155	600,410
James Hardie Industries plc (CHDI)*	5,094	202,253
Martin Marietta Materials, Inc.	527	283,658
Vulcan Materials Co.	1,138	284,989

		1,546,443

Containers & Packaging (0.1%)
Amcor plc	12,458	141,149
Avery Dennison Corp.	694	153,207
Ball Corp.	2,616	177,653
International Paper Co.	2,994	146,257
Packaging Corp. of America	769	165,643
SIG Group AG	3,610	80,445
Smurfit WestRock plc	4,253	210,183

		1,074,537

Metals & Mining (0.8%)
Anglo American plc	15,005	487,280
Antofagasta plc	4,655	125,279
ArcelorMittal SA	5,537	145,089
BHP Group Ltd.	59,874	1,902,463
BlueScope Steel Ltd.	5,195	79,733
Boliden AB	3,229	109,532
Endeavour Mining plc	2,167	51,309
Fortescue Ltd.	19,995	285,871
Freeport-McMoRan, Inc.	12,384	618,209
Glencore plc	123,977	708,917
JFE Holdings, Inc.(x)	6,810	90,903
Mineral Resources Ltd.	2,088	75,122
Newmont Corp.	9,890	528,621
Nippon Steel Corp.(x)	10,209	227,159
Norsk Hydro ASA	16,601	107,695
Northern Star Resources Ltd.	13,567	149,791
Nucor Corp.	2,046	307,596
Pilbara Minerals Ltd.(x)*	33,754	76,308
Rio Tinto Ltd.	4,384	391,377
Rio Tinto plc	13,312	943,088
South32 Ltd.	53,466	139,353
Steel Dynamics, Inc.	1,237	155,961
Sumitomo Metal Mining Co. Ltd.	2,877	85,895
voestalpine AG	1,265	32,922

		7,825,473

Paper & Forest Products (0.1%)
Holmen AB, Class B	900	38,939
Mondi plc	5,211	98,999
Stora Enso OYJ, Class R	6,871	87,958
Svenska Cellulosa AB SCA, Class B	7,154	104,219
UPM-Kymmene OYJ	6,302	210,943

		541,058

Total Materials		23,516,396

Real Estate (1.5%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	659	40,016
GPT Group (The) (REIT)	22,611	77,848
Land Securities Group plc (REIT)	8,353	72,701
Mirvac Group (REIT)	46,577	69,232
Stockland (REIT)	28,180	102,087

		361,884

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,342	159,363
Healthpeak Properties, Inc. (REIT)	6,066	138,729
Ventas, Inc. (REIT)	3,561	228,367
Welltower, Inc. (REIT)	4,988	638,614

		1,165,073

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,054	106,550

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	44,418	98,841
Goodman Group (REIT)	20,184	516,166
Nippon Prologis REIT, Inc. (REIT)	27	46,251
Prologis, Inc. (REIT)	7,981	1,007,841
Segro plc (REIT)	15,170	177,260
Warehouses De Pauw CVA (REIT)	2,113	56,309

		1,902,668

Office REITs (0.1%)
BXP, Inc. (REIT)	1,252	100,736
Dexus (REIT)	12,696	66,532
Gecina SA (REIT)	543	62,499
Japan Real Estate Investment Corp. (REIT)(x)	15	59,593
Nippon Building Fund, Inc. (REIT)	90	82,533

		371,893

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	501	34,861
CapitaLand Investment Ltd.	28,042	68,073
CBRE Group, Inc., Class A*	2,596	323,150
CK Asset Holdings Ltd.	22,590	99,382
CoStar Group, Inc.*	3,532	266,454
Daito Trust Construction Co. Ltd.	697	84,431
Daiwa House Industry Co. Ltd.	6,666	208,943
Fastighets AB Balder, Class B*	7,823	68,726
Henderson Land Development Co. Ltd.	16,985	54,185
Hongkong Land Holdings Ltd.	13,043	47,868
Hulic Co. Ltd.	4,486	45,398
LEG Immobilien SE	879	91,760
Mitsubishi Estate Co. Ltd.	13,532	212,642
Mitsui Fudosan Co. Ltd.	31,488	293,136
Nomura Real Estate Holdings, Inc.(x)	1,336	35,611
Sagax AB, Class B	2,594	73,867
Sino Land Co. Ltd.	46,300	50,804
Sumitomo Realty & Development Co. Ltd.	3,356	112,221
Sun Hung Kai Properties Ltd.	17,264	189,988
Swiss Prime Site AG (Registered)	913	102,319
Vonovia SE	8,745	318,610

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Wharf Holdings Ltd. (The)	13,000	$37,125
Wharf Real Estate Investment Co. Ltd.	20,012	70,792

		2,890,346

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,224	275,706
Camden Property Trust (REIT)	919	113,524
Equity Residential (REIT)	2,941	218,987
Essex Property Trust, Inc. (REIT)	553	163,367
Invitation Homes, Inc. (REIT)	4,910	173,127
Mid-America Apartment Communities, Inc. (REIT)	1,007	160,012
UDR, Inc. (REIT)	2,587	117,295

		1,222,018

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	66,633	109,910
Federal Realty Investment Trust (REIT)	648	74,501
Kimco Realty Corp. (REIT)	5,810	134,908
Klepierre SA (REIT)	2,540	83,239
Link REIT (REIT)	30,161	152,282
Realty Income Corp. (REIT)	7,506	476,030
Regency Centers Corp. (REIT)	1,408	101,700
Scentre Group (REIT)	61,330	154,762
Simon Property Group, Inc. (REIT)	2,642	446,551
Unibail-Rodamco-Westfield (REIT)	1,398	122,316
Vicinity Ltd. (REIT)	45,675	69,786

		1,925,985

Specialized REITs (0.5%)
American Tower Corp. (REIT)	4,026	936,287
Crown Castle, Inc. (REIT)	3,746	444,388
Digital Realty Trust, Inc. (REIT)	2,653	429,335
Equinix, Inc. (REIT)	818	726,081
Extra Space Storage, Inc. (REIT)	1,827	329,207
Iron Mountain, Inc. (REIT)	2,528	300,402
Public Storage (REIT)	1,358	494,136
SBA Communications Corp. (REIT)	926	222,888
VICI Properties, Inc. (REIT), Class A	9,026	300,656
Weyerhaeuser Co. (REIT)	6,269	212,268

		4,395,648

Total Real Estate		14,342,065

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA	291	41,301
Alliant Energy Corp.	2,211	134,186
American Electric Power Co., Inc.	4,586	470,524
BKW AG	249	45,131
Chubu Electric Power Co., Inc.	7,653	89,509
CK Infrastructure Holdings Ltd.	7,519	51,456
CLP Holdings Ltd.	19,381	171,650
Constellation Energy Corp.	2,695	700,754
Duke Energy Corp.	6,654	767,206
Edison International	3,329	289,923
EDP SA	37,045	169,153
Elia Group SA/NV	347	39,669
Endesa SA	3,749	81,920
Enel SpA	96,040	767,057
Entergy Corp.	1,843	242,557
Evergy, Inc.	1,982	122,904
Eversource Energy	3,048	207,416
Exelon Corp.	8,619	349,500
FirstEnergy Corp.	4,418	195,938
Fortum OYJ	5,296	87,220
Iberdrola SA	72,110	1,114,940
Kansai Electric Power Co., Inc. (The)	8,296	136,800
Mercury NZ Ltd.	8,228	33,716
NextEra Energy, Inc.	17,708	1,496,857
NRG Energy, Inc.	1,779	162,067
Origin Energy Ltd.	20,337	140,740
PG&E Corp.	18,423	364,223
Pinnacle West Capital Corp.	979	86,730
Power Assets Holdings Ltd.	16,292	104,368
PPL Corp.	6,359	210,356
Redeia Corp. SA	4,790	93,150
Southern Co. (The)	9,424	849,856
SSE plc	12,913	325,082
Terna - Rete Elettrica Nazionale	16,610	149,542
Tokyo Electric Power Co. Holdings, Inc.*	18,065	80,053
Verbund AG	804	66,675
Xcel Energy, Inc.	4,805	313,766

		10,753,895

Gas Utilities (0.1%)
APA Group	15,149	81,273
Atmos Energy Corp.	1,338	185,594
Hong Kong & China Gas Co. Ltd.	134,340	110,598
Osaka Gas Co. Ltd.	4,341	97,376
Snam SpA	23,804	121,120
Tokyo Gas Co. Ltd.	4,273	99,210

		695,171

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,128	122,928
EDP Renovaveis SA	3,682	64,389
Meridian Energy Ltd.	15,278	57,654
Orsted A/S(m)*	2,233	148,454
RWE AG	7,465	271,560
Vistra Corp.	2,968	351,827

		1,016,812

Multi-Utilities (0.5%)
Ameren Corp.	2,300	201,158
CenterPoint Energy, Inc.	5,617	165,252
Centrica plc	61,903	96,541
CMS Energy Corp.	2,575	181,872
Consolidated Edison, Inc.	2,981	310,412
Dominion Energy, Inc.	7,231	417,879
DTE Energy Co.	1,784	229,083
E.ON SE	26,512	394,131
Engie SA	21,568	372,491
National Grid plc	56,818	782,417
NiSource, Inc.	3,866	133,957
Public Service Enterprise Group, Inc.	4,294	383,068
Sembcorp Industries Ltd.	10,100	43,536
Sempra	5,457	456,369
Veolia Environnement SA	8,145	267,646
WEC Energy Group, Inc.	2,724	261,994

		4,697,806

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,680	245,683
Severn Trent plc	3,186	112,537
United Utilities Group plc	8,049	112,507

		470,727

Total Utilities		17,634,411

Total Common Stocks (65.4%) (Cost $325,601,477)		626,093,530

EXCHANGE TRADED FUNDS (ETF):
Equity (4.2%)
SPDR S&P MidCap 400 ETF Trust(x)	71,145	40,528,461

Total Exchange Traded Funds (4.2%) (Cost $24,637,562)		40,528,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.0%)
FHLB
3.250%, 11/16/28	$745,000	$735,418
4.750%, 12/8/28	1,290,000	1,345,629
FHLMC
6.750%, 3/15/31	1,000,000	1,169,285
6.250%, 7/15/32	2,282,000	2,650,889
FNMA
1.875%, 9/24/26	1,297,000	1,252,678
0.750%, 10/8/27	5,000,000	4,592,314
7.250%, 5/15/30	1,600,000	1,887,416
Tennessee Valley Authority
3.875%, 3/15/28	5,000,000	5,039,349

Total U.S. Government Agency Securities		18,672,978

U.S. Treasury Obligations (25.4%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,765,312
5.250%, 11/15/28	7,983,800	8,495,528
U.S. Treasury Notes
5.000%, 8/31/25	2,656,800	2,678,804
4.250%, 12/31/25	16,999,200	17,074,872
0.875%, 9/30/26	14,416,300	13,652,683
2.000%, 11/15/26	12,962,400	12,528,467
1.250%, 12/31/26	4,064,300	3,858,533
1.500%, 1/31/27	3,846,200	3,664,751
2.250%, 2/15/27	4,750,400	4,603,073
1.875%, 2/28/27	3,489,800	3,350,917
2.375%, 5/15/27	10,030,500	9,722,154
3.250%, 6/30/27	7,648,500	7,581,940
2.250%, 8/15/27	5,434,100	5,236,209
4.125%, 10/31/27	2,266,200	2,301,598
2.250%, 11/15/27#	12,465,600	11,973,600
3.875%, 12/31/27	4,047,600	4,084,519
4.000%, 2/29/28	4,072,800	4,127,256
3.500%, 4/30/28	3,366,000	3,356,576
3.625%, 5/31/28	2,970,400	2,974,097
4.000%, 6/30/28	6,503,900	6,598,904
4.375%, 8/31/28	4,128,300	4,245,736
4.625%, 9/30/28	2,842,100	2,951,216
3.125%, 11/15/28	588,400	577,753
4.375%, 11/30/28	2,428,400	2,501,442
3.750%, 12/31/28	4,964,900	4,995,926
4.000%, 1/31/29	1,818,800	1,848,775
2.625%, 2/15/29	1,585,100	1,523,149
4.250%, 2/28/29	1,811,900	1,861,253
4.125%, 3/31/29	6,083,400	6,218,693
4.625%, 4/30/29	4,178,200	4,361,081
2.375%, 5/15/29	4,216,300	3,999,102
4.500%, 5/31/29	3,948,200	4,103,846
4.250%, 6/30/29	3,041,400	3,128,877
1.625%, 8/15/29	6,028,100	5,509,548
3.500%, 9/30/29	3,657,000	3,644,039
1.750%, 11/15/29	1,913,800	1,751,902
1.500%, 2/15/30	1,323,900	1,187,593
0.625%, 5/15/30	5,588,700	4,741,416
0.625%, 8/15/30	2,614,600	2,201,338
1.625%, 5/15/31	3,247,100	2,859,864
1.250%, 8/15/31	15,571,900	13,284,785
1.375%, 11/15/31	2,185,600	1,869,983
1.875%, 2/15/32	1,371,100	1,209,668
2.875%, 5/15/32	4,249,400	4,014,041
4.125%, 11/15/32	2,182,600	2,243,299
3.500%, 2/15/33	1,568,400	1,539,874
3.375%, 5/15/33	4,686,500	4,552,836
2.750%, 8/15/32	2,982,400	2,784,165
3.875%, 8/15/33	3,094,900	3,117,165
4.500%, 11/15/33	3,472,000	3,663,091
4.000%, 2/15/34	3,123,500	3,174,252
4.375%, 5/15/34	3,648,100	3,817,237
3.875%, 8/15/34	1,342,400	1,350,339

Total U.S. Treasury Obligations		243,463,077

Total Long-Term Debt Securities (27.4%) (Cost $266,163,510)		262,136,055

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	8,161,432	8,161,432

Total Investment Companies		17,161,432

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (1.0%)
U.S. Treasury Bills
4.45%, 10/17/24(p)	$9,420,800	9,401,043

Total Short-Term Investments (2.8%) (Cost $26,560,471)		26,562,475

Total Investments in Securities (99.8%) (Cost $642,963,020)		955,320,521
Other Assets Less Liabilities (0.2%)		1,766,734

Net Assets (100%)		$957,087,255

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,109,593.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $2,743,730 or 0.3% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $42,503,792. This was collateralized by $26,560,957 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/15/24 - 5/15/54 and by cash of $17,161,432 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.2
France	2.1
Germany	1.9
Hong Kong	0.4
Ireland	0.3
Israel	0.1
Italy	0.6
Japan	4.8
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.9
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.4
United Arab Emirates	0.0	#
United Kingdom	2.4
United States	79.9
Cash and Other	0.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	228	12/2024	EUR	12,766,049	307,794
FTSE 100 Index	85	12/2024	GBP	9,419,114	(123,139)
MSCI EAFE E-Mini Index	4	12/2024	USD	497,560	8,400
Russell 2000 E-Mini Index	359	12/2024	USD	40,373,140	1,717,211
S&P 500 E-Mini Index	1	12/2024	USD	290,713	7,562
TOPIX Index	13	12/2024	JPY	2,394,677	71,094

					1,988,922

Short Contracts
SPI 200 Index	(115)	12/2024	AUD	(16,509,265)	(235,329)
U.S. Treasury 2 Year Note	(79)	12/2024	USD	(16,451,133)	(32,809)
U.S. Treasury 5 Year Note	(26)	12/2024	USD	(2,856,953)	(2,057)
U.S. Treasury 10 Year Note	(134)	12/2024	USD	(15,313,688)	(14,843)

					(285,038)

					1,703,884

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	2,862,215,331	USD	19,694,973	Goldman Sachs Bank USA	10/17/2024	264,130
JPY	1,894,285,640	USD	12,976,038	JPMorgan Chase Bank	10/17/2024	233,395
USD	3,829,894	JPY	544,024,239	Citibank NA	10/17/2024	36,247
USD	5,814,232	JPY	832,718,897	HSBC Bank plc	10/17/2024	7,428
CHF	1,776,158	USD	2,082,645	Deutsche Bank AG	10/25/2024	21,991
EUR	2,609,740	USD	2,865,014	Deutsche Bank AG	10/25/2024	43,038
EUR	7,852,369	USD	8,697,975	Goldman Sachs Bank USA	10/25/2024	51,977
GBP	26,520,303	USD	35,117,549	Bank of America	11/8/2024	337,595
GBP	949,582	USD	1,253,123	Citibank NA	11/8/2024	16,379
AUD	7,789,879	USD	5,335,522	Barclays Bank plc	11/22/2024	53,547
SEK	15,563,848	USD	1,533,358	Morgan Stanley	11/22/2024	2,980

Total unrealized appreciation						1,068,707

USD	2,015,272	JPY	291,101,956	Citibank NA	10/17/2024	(14,671)
USD	2,852,685	JPY	409,362,516	Deutsche Bank AG	10/17/2024	(1,926)
USD	2,837,523	JPY	414,409,495	JPMorgan Chase Bank	10/17/2024	(52,281)
EUR	12,043,710	USD	13,484,607	Bank of America	10/25/2024	(64,214)
USD	16,735,581	CHF	14,311,097	Goldman Sachs Bank USA	10/25/2024	(222,178)
USD	4,443,678	CHF	3,763,543	Morgan Stanley	10/25/2024	(15,886)
USD	9,981,176	EUR	8,981,362	Citibank NA	10/25/2024	(26,821)
USD	1,962,878	EUR	1,776,773	HSBC Bank plc	10/25/2024	(16,993)
USD	22,455,188	EUR	20,190,313	JPMorgan Chase Bank	10/25/2024	(43,025)
USD	8,984,852	EUR	8,142,870	Morgan Stanley	10/25/2024	(88,807)
USD	7,963,229	GBP	6,101,657	Bank of America	11/8/2024	(194,111)
USD	1,063,488	GBP	810,883	Goldman Sachs Bank USA	11/8/2024	(20,587)
NOK	127,371,319	USD	12,188,563	Barclays Bank plc	11/22/2024	(114,050)
USD	6,338,834	AUD	9,373,313	Bank of America	11/22/2024	(145,660)
USD	1,445,297	NOK	15,330,115	Morgan Stanley	11/22/2024	(7,964)
USD	5,937,479	SEK	60,195,049	Citibank NA	11/22/2024	(4,493)
USD	452,044	NZD	715,126	JPMorgan Chase Bank	12/6/2024	(2,322)

Total unrealized depreciation						(1,035,989)

Net unrealized appreciation						32,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$37,614,050	$8,433,584	$—		$46,047,634
Consumer Discretionary	42,428,835	22,628,305	—		65,057,140
Consumer Staples	24,898,929	17,853,691	—		42,752,620
Energy	13,895,825	7,439,704	—		21,335,529
Financials	54,269,591	42,432,742	—		96,702,333
Health Care	48,923,739	27,182,875	—	(a)	76,106,614
Industrials	36,061,691	35,398,165	—		71,459,856
Information Technology	133,674,900	17,464,032	—		151,138,932
Materials	9,369,649	14,069,206	77,541		23,516,396
Real Estate	9,821,160	4,520,905	—		14,342,065
Utilities	10,611,839	7,022,572	—		17,634,411
Exchange Traded Funds	40,528,461	—	—		40,528,461
Forward Currency Contracts	—	1,068,707	—		1,068,707
Futures	2,112,061	—	—		2,112,061
Short-Term Investments
Investment Companies	17,161,432	—	—		17,161,432
U.S. Treasury Obligation	—	9,401,043	—		9,401,043
U.S. Government Agency Securities	—	18,672,978	—		18,672,978
U.S. Treasury Obligations	—	243,463,077	—		243,463,077

Total Assets	$481,372,162	$477,051,586	$77,541		$958,501,289

Liabilities:
Forward Currency Contracts	$—	$(1,035,989)	$—		$(1,035,989)
Futures	(408,177)	—	—		(408,177)

Total Liabilities	$(408,177)	$(1,035,989)	$—		$(1,444,166)

Total	$480,963,985	$476,015,597	$77,541		$957,057,123

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,172,708
Aggregate gross unrealized depreciation	(30,119,365)

Net unrealized appreciation	$309,053,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$648,003,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	85,642	$1,884,124
BT Group plc(x)	120,784	238,832
Cellnex Telecom SA(m)	9,892	401,141
Deutsche Telekom AG (Registered)	65,165	1,914,289
Elisa OYJ	2,655	140,737
HKT Trust & HKT Ltd.	71,197	91,127
Infrastrutture Wireless Italiane SpA(m)	6,274	77,172
Koninklijke KPN NV	73,698	300,994
Nippon Telegraph & Telephone Corp.	557,953	569,891
Orange SA	34,764	398,004
Singapore Telecommunications Ltd.	138,709	349,673
Spark New Zealand Ltd.	33,868	65,195
Swisscom AG (Registered)	484	315,957
Telecom Italia SpA(x)*	186,008	51,660
Telefonica SA(x)	74,102	362,611
Telenor ASA	11,495	147,051
Telia Co. AB	44,044	142,421
Telstra Group Ltd.	75,496	202,513
Verizon Communications, Inc.	50,279	2,258,030

		9,911,422

Entertainment (0.6%)
Bollore SE	13,312	88,687
Capcom Co. Ltd.	6,446	149,259
CTS Eventim AG & Co. KGaA	1,165	121,058
Electronic Arts, Inc.	2,872	411,960
Konami Group Corp.	1,882	190,459
Live Nation Entertainment, Inc.*	1,871	204,856
Netflix, Inc.*	5,126	3,635,718
Nexon Co. Ltd.	6,260	123,240
Nintendo Co. Ltd.	19,393	1,030,335
Sea Ltd. (ADR)*	6,911	651,569
Take-Two Interactive Software, Inc.*	1,947	299,273
Toho Co. Ltd.	2,085	84,328
Universal Music Group NV	15,368	402,012
Walt Disney Co. (The)	21,662	2,083,668
Warner Bros Discovery, Inc.*	26,650	219,863

		9,696,285

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A	69,981	11,606,349
Alphabet, Inc., Class C	57,369	9,591,523
Auto Trader Group plc(m)	16,829	195,251
CAR Group Ltd.	6,689	173,232
LY Corp.	49,910	145,606
Match Group, Inc.*	3,080	116,547
Meta Platforms, Inc., Class A	26,095	14,937,822
REA Group Ltd.	991	137,711
Scout24 SE(m)	1,400	120,387
SEEK Ltd.(x)	6,661	114,436

		37,138,864

Media (0.2%)
Charter Communications, Inc., Class A*	1,159	375,609
Comcast Corp., Class A	46,141	1,927,310
Dentsu Group, Inc.	3,795	116,365
Fox Corp., Class A	2,683	113,571
Fox Corp., Class B	1,576	61,149
Informa plc	24,890	272,935
Interpublic Group of Cos., Inc. (The)	4,486	141,892
News Corp., Class A	4,519	120,341
News Corp., Class B	1,341	37,481
Omnicom Group, Inc.	2,353	243,277
Paramount Global, Class B	7,103	75,434
Publicis Groupe SA	4,273	467,087
Vivendi SE	13,459	155,512
WPP plc	20,135	205,449

		4,313,412

Wireless Telecommunication Services (0.3%)
KDDI Corp.(x)	28,686	916,914
SoftBank Corp.	533,530	694,916
SoftBank Group Corp.	19,215	1,126,629
Tele2 AB, Class B	10,012	113,273
T-Mobile US, Inc.	5,853	1,207,825
Vodafone Group plc	421,935	423,305

		4,482,862

Total Communication Services		65,542,845

Consumer Discretionary (5.6%)
Automobile Components (0.1%)
Aisin Corp.(x)	9,942	109,087
Aptiv plc*	3,174	228,560
BorgWarner, Inc.	2,720	98,709
Bridgestone Corp.	10,654	407,702
Cie Generale des Etablissements Michelin SCA	12,682	514,705
Continental AG	2,054	132,932
Denso Corp.	35,260	521,448
Sumitomo Electric Industries Ltd.	13,379	213,682

		2,226,825

Automobiles (1.1%)
Bayerische Motoren Werke AG	5,954	524,781
Bayerische Motoren Werke AG (Preference)(q)	1,100	90,978
Dr Ing hc F Porsche AG (Preference)(m)(q)	2,126	169,209
Ferrari NV	2,354	1,099,763
Ford Motor Co.	46,635	492,466
General Motors Co.	13,424	601,932
Honda Motor Co. Ltd.(x)	83,763	878,572
Isuzu Motors Ltd.(x)	11,246	151,094
Mazda Motor Corp.(x)	10,590	78,840
Mercedes-Benz Group AG	13,983	903,403
Nissan Motor Co. Ltd.	43,793	122,642
Porsche Automobil Holding SE (Preference)(q)	2,859	130,737
Renault SA	3,588	155,725
Stellantis NV	39,511	545,724
Subaru Corp.(x)	11,219	193,742
Suzuki Motor Corp.	29,328	324,960
Tesla, Inc.*	33,140	8,670,418
Toyota Motor Corp.	191,680	3,390,825
Volkswagen AG (Preference)(q)	3,850	407,820
Volvo Car AB, Class B(x)*	13,744	37,784
Yamaha Motor Co. Ltd.	15,646	139,342

		19,110,757

Broadline Retail (1.4%)
Amazon.com, Inc.*	111,571	20,789,024
eBay, Inc.	5,841	380,307
Global-e Online Ltd.*	1,870	71,883
Next plc	2,237	292,556
Pan Pacific International Holdings Corp.	7,157	183,998
Prosus NV	26,468	1,156,712
Rakuten Group, Inc.*	28,122	181,108
Wesfarmers Ltd.	21,186	1,031,584

		24,087,172

Distributors (0.0%)†
D’ieteren Group	401	84,766
Genuine Parts Co.	1,664	232,428
LKQ Corp.	3,144	125,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pool Corp.	457	$172,198

		614,900

Diversified Consumer Services (0.0%)†
Pearson plc	11,233	152,207

Hotels, Restaurants & Leisure (0.9%)
Accor SA	3,638	157,936
Airbnb, Inc., Class A*	5,255	666,387
Amadeus IT Group SA	8,411	607,827
Aristocrat Leisure Ltd.	10,604	429,601
Booking Holdings, Inc.	400	1,684,848
Caesars Entertainment, Inc.*	2,586	107,940
Carnival Corp.*	12,066	222,980
Chipotle Mexican Grill, Inc.*	16,357	942,490
Compass Group plc	31,753	1,016,305
Darden Restaurants, Inc.	1,415	232,244
Delivery Hero SE(m)(x)*	3,451	139,138
Domino’s Pizza, Inc.	418	179,798
Entain plc	11,928	121,709
Evolution AB(m)	3,362	330,379
Expedia Group, Inc.*	1,489	220,402
Galaxy Entertainment Group Ltd.	40,677	204,331
Genting Singapore Ltd.	113,289	77,127
Hilton Worldwide Holdings, Inc.	2,943	678,361
InterContinental Hotels Group plc	3,028	329,368
La Francaise des Jeux SAEM(m)	1,902	78,210
Las Vegas Sands Corp.	4,222	212,535
Lottery Corp. Ltd. (The)	41,552	147,082
Marriott International, Inc., Class A	2,791	693,843
McDonald’s Corp.	8,568	2,609,042
McDonald’s Holdings Co. Japan Ltd.(x)	1,633	77,716
MGM Resorts International*	2,757	107,771
Norwegian Cruise Line Holdings Ltd.*	5,252	107,718
Oriental Land Co. Ltd.	20,326	522,982
Royal Caribbean Cruises Ltd.	2,835	502,816
Sands China Ltd.*	45,428	116,406
Sodexo SA	1,632	133,797
Starbucks Corp.	13,535	1,319,527
Whitbread plc	3,363	140,910
Wynn Resorts Ltd.	1,117	107,098
Yum! Brands, Inc.	3,358	469,146
Zensho Holdings Co. Ltd.(x)	1,848	102,040

		15,797,810

Household Durables (0.4%)
Barratt Developments plc	25,732	164,684
Berkeley Group Holdings plc	1,903	120,087
DR Horton, Inc.	3,505	668,649
Garmin Ltd.	1,837	323,367
Lennar Corp., Class A	2,887	541,255
Mohawk Industries, Inc.*	626	100,586
NVR, Inc.*	37	363,037
Panasonic Holdings Corp.	43,495	376,165
Persimmon plc	5,971	131,199
PulteGroup, Inc.	2,479	355,811
SEB SA	465	53,056
Sekisui Chemical Co. Ltd.	7,025	109,071
Sekisui House Ltd.	11,186	309,293
Sony Group Corp.	116,340	2,248,282
Taylor Wimpey plc	66,086	145,165

		6,009,707

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	11,136	253,829
Hasbro, Inc.	1,565	113,181
Shimano, Inc.	1,397	264,091

		631,101

Specialty Retail (0.9%)
AutoZone, Inc.*	204	642,608
Avolta AG	1,709	72,289
Best Buy Co., Inc.	2,345	242,239
CarMax, Inc.*	1,864	144,236
Fast Retailing Co. Ltd.	3,533	1,165,663
H & M Hennes & Mauritz AB, Class B(x)	10,575	179,932
Home Depot, Inc. (The)	11,844	4,799,189
Industria de Diseno Textil SA	20,365	1,204,647
JD Sports Fashion plc	48,382	99,646
Kingfisher plc	34,335	147,811
Lowe’s Cos., Inc.	6,806	1,843,405
Nitori Holdings Co. Ltd.(x)	1,465	222,158
O’Reilly Automotive, Inc.*	693	798,059
Ross Stores, Inc.	3,984	599,632
TJX Cos., Inc. (The)	13,499	1,586,672
Tractor Supply Co.	1,288	374,718
Ulta Beauty, Inc.*	570	221,798
Zalando SE(m)*	4,187	138,052
ZOZO, Inc.	2,488	90,259

		14,573,013

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	3,025	801,076
Asics Corp.	12,800	267,266
Cie Financiere Richemont SA (Registered)	10,039	1,587,072
Deckers Outdoor Corp.*	1,821	290,358
Hermes International SCA	591	1,451,265
Kering SA	1,390	397,418
Lululemon Athletica, Inc.*	1,374	372,835
LVMH Moet Hennessy Louis Vuitton SE	5,136	3,936,250
Moncler SpA	4,104	260,488
NIKE, Inc., Class B	14,350	1,268,540
Pandora A/S	1,531	252,059
Puma SE	1,971	82,276
Ralph Lauren Corp.	478	92,670
Swatch Group AG (The)	540	115,644
Swatch Group AG (The) (Registered)	982	42,060
Tapestry, Inc.	2,750	129,195

		11,346,472

Total Consumer Discretionary		94,549,964

Consumer Staples (3.7%)
Beverages (0.8%)
Anheuser-Busch InBev SA/NV	16,777	1,108,941
Asahi Group Holdings Ltd.	26,946	352,187
Brown-Forman Corp., Class B	2,190	107,748
Carlsberg A/S, Class B	1,783	212,366
Coca-Cola Co. (The)	46,330	3,329,274
Coca-Cola Europacific Partners plc	3,855	303,581
Coca-Cola HBC AG	4,076	145,172
Constellation Brands, Inc., Class A	1,871	482,138
Davide Campari-Milano NV	11,493	97,230
Diageo plc	42,311	1,472,457
Heineken Holding NV	2,420	182,641
Heineken NV	5,377	476,678
Keurig Dr Pepper, Inc.	12,634	473,522
Kirin Holdings Co. Ltd.	14,486	220,326
Molson Coors Beverage Co., Class B	2,098	120,677
Monster Beverage Corp.*	8,424	439,480
PepsiCo, Inc.	16,406	2,789,840
Pernod Ricard SA	3,784	571,169
Suntory Beverage & Food Ltd.	2,567	96,340
Treasury Wine Estates Ltd.	15,148	125,671

		13,107,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	12,304	$333,785
Carrefour SA	10,125	172,554
Coles Group Ltd.	25,007	312,232
Costco Wholesale Corp.	5,295	4,694,123
Dollar General Corp.	2,626	222,081
Dollar Tree, Inc.*	2,413	169,682
Endeavour Group Ltd.	28,419	98,630
J Sainsbury plc	30,879	121,952
Jeronimo Martins SGPS SA	5,287	103,815
Kesko OYJ, Class B	5,099	108,780
Kobe Bussan Co. Ltd.	2,770	87,191
Koninklijke Ahold Delhaize NV	17,491	604,157
Kroger Co. (The)	7,931	454,446
MatsukiyoCocokara & Co.(x)	6,388	104,582
Seven & i Holdings Co. Ltd.	41,700	622,925
Sysco Corp.	5,874	458,525
Target Corp.	5,526	861,282
Tesco plc	129,311	620,129
Walgreens Boots Alliance, Inc.	8,558	76,680
Walmart, Inc.	51,880	4,189,310
Woolworths Group Ltd.	22,808	525,085

		14,941,946

Food Products (0.8%)
Ajinomoto Co., Inc.	8,691	335,365
Archer-Daniels-Midland Co.	5,711	341,175
Associated British Foods plc	6,266	195,443
Barry Callebaut AG (Registered)	67	123,970
Bunge Global SA	1,692	163,515
Campbell Soup Co.	2,354	115,158
Chocoladefabriken Lindt & Spruengli AG	18	232,032
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	254,741
Conagra Brands, Inc.	5,722	186,079
Danone SA	12,053	876,653
General Mills, Inc.	6,648	490,955
Hershey Co. (The)	1,764	338,300
Hormel Foods Corp.	3,471	110,031
J M Smucker Co. (The)	1,271	153,918
JDE Peet’s NV	2,275	47,508
Kellanova	3,204	258,595
Kerry Group plc, Class A	2,884	299,042
Kikkoman Corp.	12,645	143,232
Kraft Heinz Co. (The)	10,542	370,129
Lamb Weston Holdings, Inc.	1,716	111,094
Lotus Bakeries NV	8	107,218
McCormick & Co., Inc. (Non-Voting)	3,010	247,723
Meiji Holdings Co. Ltd.	4,365	109,030
Mondelez International, Inc., Class A	15,955	1,175,405
Mowi ASA	8,688	156,217
Nestle SA (Registered)	48,916	4,910,384
Nissin Foods Holdings Co. Ltd.	3,791	105,692
Orkla ASA	13,087	123,331
Salmar ASA	1,232	64,618
Tyson Foods, Inc., Class A	3,414	203,338
WH Group Ltd.(m)	155,482	123,204
Wilmar International Ltd.	36,015	93,873
Yakult Honsha Co. Ltd.(x)	4,752	109,736

		12,676,704

Household Products (0.5%)
Church & Dwight Co., Inc.	2,924	306,201
Clorox Co. (The)	1,479	240,944
Colgate-Palmolive Co.	9,759	1,013,082
Essity AB, Class B	11,376	354,973
Henkel AG & Co. KGaA	1,940	164,879
Henkel AG & Co. KGaA (Preference)(q)	3,160	296,882
Kimberly-Clark Corp.	4,023	572,392
Procter & Gamble Co. (The)	28,117	4,869,864
Reckitt Benckiser Group plc	13,032	797,457
Unicharm Corp.	7,560	272,628

		8,889,302

Personal Care Products (0.4%)
Beiersdorf AG	1,853	278,769
Estee Lauder Cos., Inc. (The), Class A	2,783	277,437
Haleon plc	136,405	716,519
Kao Corp.	8,698	430,225
Kenvue, Inc.	22,875	529,099
L’Oreal SA	4,492	2,010,359
Shiseido Co. Ltd.	7,497	202,128
Unilever plc	46,579	3,013,429

		7,457,965

Tobacco (0.3%)
Altria Group, Inc.	20,379	1,040,144
British American Tobacco plc	37,291	1,358,083
Imperial Brands plc	15,160	440,427
Japan Tobacco, Inc.	22,388	650,962
Philip Morris International, Inc.	18,571	2,254,519

		5,744,135

Total Consumer Staples		62,817,490

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	11,865	428,920
Halliburton Co.	10,545	306,332
Schlumberger NV	16,961	711,514
Tenaris SA	8,816	138,714

		1,585,480

Oil, Gas & Consumable Fuels (1.7%)
Aker BP ASA	5,900	126,465
Ampol Ltd.	4,449	93,905
APA Corp.	4,418	108,064
BP plc	308,675	1,616,479
Chevron Corp.	20,316	2,991,937
ConocoPhillips	13,870	1,460,234
Coterra Energy, Inc.	8,830	211,479
Devon Energy Corp.	7,479	292,578
Diamondback Energy, Inc.	2,131	367,384
ENEOS Holdings, Inc.(x)	53,827	291,634
Eni SpA	42,927	653,783
EOG Resources, Inc.	6,791	834,818
EQT Corp.	7,095	259,961
Equinor ASA	15,642	395,313
Exxon Mobil Corp.	53,066	6,220,397
Galp Energia SGPS SA	8,676	162,249
Hess Corp.	3,301	448,276
Idemitsu Kosan Co. Ltd.(x)	18,175	129,998
Inpex Corp.	17,624	237,644
Kinder Morgan, Inc.	23,063	509,462
Marathon Oil Corp.	6,681	177,915
Marathon Petroleum Corp.	3,997	651,151
Neste OYJ	7,898	153,239
Occidental Petroleum Corp.	8,042	414,485
OMV AG	2,749	117,383
ONEOK, Inc.	6,976	635,723
Phillips 66	4,999	657,119
Repsol SA	22,729	299,688
Santos Ltd.	60,636	294,283
Shell plc	117,648	3,814,270
Targa Resources Corp.	2,617	387,342
TotalEnergies SE	40,289	2,623,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Valero Energy Corp.	3,827	$516,760
Williams Cos., Inc. (The)	14,559	664,618
Woodside Energy Group Ltd.(x)	35,451	617,628

		29,437,254

Total Energy		31,022,734

Financials (8.4%)
Banks (3.2%)
ABN AMRO Bank NV (CVA)(m)	8,554	154,302
AIB Group plc	33,891	194,099
ANZ Group Holdings Ltd.	56,187	1,183,992
Banco Bilbao Vizcaya Argentaria SA	107,599	1,162,764
Banco BPM SpA	24,043	162,133
Banco de Sabadell SA(x)	101,564	215,824
Banco Santander SA	289,315	1,481,596
Bank Hapoalim BM	23,725	237,320
Bank Leumi Le-Israel BM	28,324	276,865
Bank of America Corp.	80,633	3,199,517
Bank of Ireland Group plc	18,990	212,021
Banque Cantonale Vaudoise (Registered)	562	58,003
Barclays plc	275,630	827,475
BNP Paribas SA	19,003	1,301,979
BOC Hong Kong Holdings Ltd.	69,163	221,532
CaixaBank SA	67,846	405,104
Chiba Bank Ltd. (The)	9,906	79,434
Citigroup, Inc.	22,787	1,426,466
Citizens Financial Group, Inc.	5,355	219,930
Commerzbank AG	18,800	345,822
Commonwealth Bank of Australia	31,246	2,924,684
Concordia Financial Group Ltd.	19,607	108,045
Credit Agricole SA	19,773	302,092
Danske Bank A/S	12,877	387,470
DBS Group Holdings Ltd.	37,613	1,113,538
DNB Bank ASA	16,719	342,842
Erste Group Bank AG	6,287	344,670
Fifth Third Bancorp	8,084	346,319
FinecoBank Banca Fineco SpA	11,406	195,210
Hang Seng Bank Ltd.	14,087	177,133
HSBC Holdings plc	345,738	3,093,273
Huntington Bancshares, Inc.	17,348	255,016
ING Groep NV	61,673	1,117,231
Intesa Sanpaolo SpA	273,069	1,166,472
Israel Discount Bank Ltd., Class A	23,093	129,158
Japan Post Bank Co. Ltd.	26,977	251,141
JPMorgan Chase & Co.	33,983	7,165,655
KBC Group NV	4,285	340,662
KeyCorp	11,086	185,690
Lloyds Banking Group plc	1,165,069	915,892
M&T Bank Corp.	1,995	355,349
Mediobanca Banca di Credito Finanziario SpA	9,330	159,161
Mitsubishi UFJ Financial Group, Inc.	207,350	2,096,944
Mizrahi Tefahot Bank Ltd.	2,893	112,914
Mizuho Financial Group, Inc.	45,069	920,665
National Australia Bank Ltd.	57,755	1,491,345
NatWest Group plc	124,101	570,588
Nordea Bank Abp	58,906	694,399
Oversea-Chinese Banking Corp. Ltd.	63,048	740,731
PNC Financial Services Group, Inc. (The)	4,748	877,668
Regions Financial Corp.	10,930	254,997
Resona Holdings, Inc.	39,072	271,200
Shizuoka Financial Group, Inc.(x)	8,106	70,189
Skandinaviska Enskilda Banken AB, Class A	29,626	452,885
Societe Generale SA	13,492	335,666
Standard Chartered plc	40,495	429,329
Sumitomo Mitsui Financial Group, Inc.	70,017	1,483,401
Sumitomo Mitsui Trust Holdings, Inc.	12,094	285,342
Svenska Handelsbanken AB, Class A	27,231	279,527
Swedbank AB, Class A	15,851	336,035
Truist Financial Corp.	15,995	684,106
UniCredit SpA	27,506	1,205,290
United Overseas Bank Ltd.	23,669	592,439
US Bancorp	18,638	852,316
Wells Fargo & Co.	40,655	2,296,601
Westpac Banking Corp.	64,653	1,417,816

		53,495,274

Capital Markets (1.6%)
3i Group plc	18,174	803,040
Ameriprise Financial, Inc.	1,173	551,087
Amundi SA(m)	1,146	85,534
ASX Ltd.	3,620	159,997
Bank of New York Mellon Corp. (The)	8,814	633,374
BlackRock, Inc.	1,663	1,579,035
Blackstone, Inc.	8,601	1,317,071
Cboe Global Markets, Inc.	1,250	256,088
Charles Schwab Corp. (The)	17,843	1,156,405
CME Group, Inc.	4,301	949,016
Daiwa Securities Group, Inc.	24,871	173,911
Deutsche Bank AG (Registered)	35,380	610,362
Deutsche Boerse AG	3,547	831,916
EQT AB	6,973	238,593
Euronext NV(m)	1,500	162,715
FactSet Research Systems, Inc.	454	208,772
Franklin Resources, Inc.	3,686	74,273
Futu Holdings Ltd. (ADR)*	1,059	101,293
Goldman Sachs Group, Inc. (The)	3,772	1,867,555
Hargreaves Lansdown plc	6,641	98,953
Hong Kong Exchanges & Clearing Ltd.	22,472	942,952
Intercontinental Exchange, Inc.	6,858	1,101,669
Invesco Ltd.	5,375	94,385
Japan Exchange Group, Inc.	18,620	240,386
Julius Baer Group Ltd.	3,846	231,301
KKR & Co., Inc.	8,055	1,051,822
London Stock Exchange Group plc	8,928	1,219,889
Macquarie Group Ltd.	6,776	1,088,558
MarketAxess Holdings, Inc.	451	115,546
Moody’s Corp.	1,871	887,958
Morgan Stanley	14,879	1,550,987
MSCI, Inc.	939	547,371
Nasdaq, Inc.	4,943	360,888
Nomura Holdings, Inc.	56,130	290,169
Northern Trust Corp.	2,408	216,792
Partners Group Holding AG	424	636,238
Raymond James Financial, Inc.	2,214	271,126
S&P Global, Inc.	3,825	1,976,071
SBI Holdings, Inc.(x)	5,049	115,752
Schroders plc	15,047	70,249
Singapore Exchange Ltd.	16,147	143,473
State Street Corp.	3,567	315,572
T. Rowe Price Group, Inc.	2,659	289,645
UBS Group AG (Registered)	61,403	1,890,662

		27,508,451

Consumer Finance (0.2%)
American Express Co.	6,708	1,819,210
Capital One Financial Corp.	4,561	682,918
Discover Financial Services	2,999	420,730
Synchrony Financial	4,721	235,483

		3,158,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Financial Services (1.6%)
Adyen NV(m)*	406	$633,889
Berkshire Hathaway, Inc., Class B*	21,879	10,070,029
Corpay, Inc.*	829	259,278
Edenred SE	4,659	176,433
Eurazeo SE	852	69,945
EXOR NV	1,856	198,647
Fidelity National Information Services, Inc.	6,516	545,715
Fiserv, Inc.*	6,877	1,235,453
Global Payments, Inc.	3,039	311,254
Groupe Bruxelles Lambert NV	1,550	120,691
Industrivarden AB, Class A	2,269	83,826
Industrivarden AB, Class C	2,987	109,794
Investor AB, Class B	32,317	994,568
Jack Henry & Associates, Inc.	871	153,766
L E Lundbergforetagen AB, Class B	1,419	81,179
M&G plc	42,216	117,058
Mastercard, Inc., Class A	9,854	4,865,905
Mitsubishi HC Capital, Inc.	15,016	105,574
Nexi SpA(m)*	11,031	74,805
ORIX Corp.	21,516	496,713
PayPal Holdings, Inc.*	12,211	952,824
Sofina SA	288	81,301
Visa, Inc., Class A	19,952	5,485,802
Washington H Soul Pattinson & Co. Ltd.(x)	4,380	105,227
Wise plc, Class A*	12,435	111,637

		27,441,313

Insurance (1.8%)
Admiral Group plc	4,860	180,893
Aegon Ltd.	25,207	161,845
Aflac, Inc.	6,020	673,036
Ageas SA/NV	2,983	159,120
AIA Group Ltd.	208,137	1,864,809
Allianz SE (Registered)	7,314	2,401,766
Allstate Corp. (The)	3,154	598,156
American International Group, Inc.	7,691	563,212
Aon plc, Class A	2,595	897,844
Arch Capital Group Ltd.*	4,473	500,439
Arthur J Gallagher & Co.	2,617	736,345
ASR Nederland NV	2,959	144,928
Assurant, Inc.	619	123,094
Aviva plc	49,980	323,145
AXA SA	33,931	1,304,208
Baloise Holding AG (Registered)	812	165,499
Brown & Brown, Inc.	2,828	292,981
Chubb Ltd.	4,487	1,294,006
Cincinnati Financial Corp.	1,866	254,000
Dai-ichi Life Holdings, Inc.	16,887	432,617
Erie Indemnity Co., Class A	298	160,866
Everest Group Ltd.	517	202,576
Generali	19,043	550,081
Gjensidige Forsikring ASA	3,734	69,847
Globe Life, Inc.	1,073	113,641
Hannover Rueck SE	1,126	320,998
Hartford Financial Services Group, Inc. (The)	3,500	411,635
Helvetia Holding AG (Registered)	693	119,546
Insurance Australia Group Ltd.	44,758	227,744
Japan Post Holdings Co. Ltd.	35,962	341,792
Japan Post Insurance Co. Ltd.	3,599	65,206
Legal & General Group plc	111,214	336,480
Loews Corp.	2,176	172,013
Marsh & McLennan Cos., Inc.	5,874	1,310,431
Medibank Pvt Ltd.	51,413	129,737
MetLife, Inc.	7,026	579,505
MS&AD Insurance Group Holdings, Inc.	24,029	556,734
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,498	1,374,475
NN Group NV	5,055	251,976
Phoenix Group Holdings plc	13,088	97,901
Poste Italiane SpA(m)	8,534	119,600
Principal Financial Group, Inc.	2,545	218,616
Progressive Corp. (The)	6,995	1,775,051
Prudential Financial, Inc.	4,264	516,370
Prudential plc	51,213	475,587
QBE Insurance Group Ltd.	28,050	320,750
Sampo OYJ, Class A	8,329	388,473
Sompo Holdings, Inc.	17,565	391,202
Suncorp Group Ltd.	23,753	297,067
Swiss Life Holding AG (Registered)	536	447,115
Swiss Re AG	5,632	776,575
T&D Holdings, Inc.	9,184	159,430
Talanx AG	1,205	101,406
Tokio Marine Holdings, Inc.	35,053	1,275,785
Travelers Cos., Inc. (The)	2,722	637,275
Tryg A/S	6,329	150,084
W.R. Berkley Corp.	3,570	202,526
Willis Towers Watson plc	1,213	357,265
Zurich Insurance Group AG	2,733	1,646,226

		30,721,530

Total Financials		142,324,909

Health Care (6.5%)
Biotechnology (0.8%)
AbbVie, Inc.	21,097	4,166,235
Amgen, Inc.	6,418	2,067,944
Argenx SE (Brussels Stock Exchange)*	11	5,946
Argenx SE (Vienna Stock Exchange)*	1,099	588,187
Biogen, Inc.*	1,740	337,282
CSL Ltd.	9,022	1,785,631
Genmab A/S*	1,173	283,767
Gilead Sciences, Inc.	14,870	1,246,701
Grifols SA*	5,568	63,375
Incyte Corp.*	1,909	126,185
Moderna, Inc.*	4,040	269,993
Regeneron Pharmaceuticals, Inc.*	1,267	1,331,921
Swedish Orphan Biovitrum AB*	3,638	117,137
Vertex Pharmaceuticals, Inc.*	3,083	1,433,842
Zealand Pharma A/S*	1,193	144,837

		13,968,983

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	20,782	2,369,356
Alcon, Inc.	9,330	929,528
Align Technology, Inc.*	839	213,374
Baxter International, Inc.	6,094	231,389
Becton Dickinson & Co.	3,452	832,277
BioMerieux	773	92,586
Boston Scientific Corp.*	17,589	1,473,958
Carl Zeiss Meditec AG	751	59,480
Cochlear Ltd.	1,223	238,513
Coloplast A/S, Class B(x)	2,355	307,714
Cooper Cos., Inc. (The)*	2,378	262,389
Demant A/S*	1,857	72,544
Dexcom, Inc.*	4,786	320,853
DiaSorin SpA	418	48,810
Edwards Lifesciences Corp.*	7,195	474,798
EssilorLuxottica SA	5,550	1,313,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Fisher & Paykel Healthcare Corp. Ltd.	10,935	$241,408
GE HealthCare Technologies, Inc.	5,073	476,101
Getinge AB, Class B	4,270	91,994
Hologic, Inc.*	2,774	225,970
Hoya Corp.	6,537	899,875
IDEXX Laboratories, Inc.*	983	496,631
Insulet Corp.*	837	194,812
Intuitive Surgical, Inc.*	4,237	2,081,511
Koninklijke Philips NV*	14,916	488,482
Medtronic plc	15,319	1,379,170
Olympus Corp.	22,026	416,613
ResMed, Inc.	1,755	428,431
Siemens Healthineers AG(m)	5,265	315,659
Smith & Nephew plc	16,324	252,726
Solventum Corp.*	1,650	115,038
Sonova Holding AG (Registered)	946	339,570
STERIS plc	1,178	285,712
Straumann Holding AG (Registered)	2,084	340,418
Stryker Corp.	4,095	1,479,360
Sysmex Corp.	9,407	185,031
Teleflex, Inc.	563	139,241
Terumo Corp.	25,092	471,375
Zimmer Biomet Holdings, Inc.	2,432	262,534

		20,848,670

Health Care Providers & Services (0.9%)
Amplifon SpA	2,324	66,769
Cardinal Health, Inc.	2,913	321,945
Cencora, Inc.	2,084	469,067
Centene Corp.*	6,283	472,984
Cigna Group (The)	3,339	1,156,763
CVS Health Corp.	15,025	944,772
DaVita, Inc.*	551	90,325
Elevance Health, Inc.	2,770	1,440,400
Fresenius Medical Care AG	3,834	162,988
Fresenius SE & Co. KGaA*	7,887	300,519
HCA Healthcare, Inc.	2,219	901,868
Henry Schein, Inc.*	1,513	110,298
Humana, Inc.	1,438	455,472
Labcorp Holdings, Inc.	1,003	224,150
McKesson Corp.	1,549	765,857
Molina Healthcare, Inc.*	700	241,192
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	1,330	206,483
Ramsay Health Care Ltd.	3,431	98,724
Sonic Healthcare Ltd.	8,520	160,393
UnitedHealth Group, Inc.	11,029	6,448,436
Universal Health Services, Inc., Class B	710	162,597

		15,202,002

Health Care Technology (0.0%)†
M3, Inc.	8,231	82,353
Pro Medicus Ltd.	1,072	132,106

		214,459

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	3,485	517,453
Bachem Holding AG	630	52,999
Bio-Techne Corp.	1,882	150,428
Charles River Laboratories International, Inc.*	617	121,530
Danaher Corp.	7,677	2,134,359
Eurofins Scientific SE	2,522	159,739
IQVIA Holdings, Inc.*	2,069	490,291
Lonza Group AG (Registered)	1,349	852,101
Mettler-Toledo International, Inc.*	253	379,424
QIAGEN NV*	4,142	186,594
Revvity, Inc.	1,473	188,176
Sartorius AG (Preference)(q)	489	137,280
Sartorius Stedim Biotech	545	113,902
Thermo Fisher Scientific, Inc.	4,563	2,822,535
Waters Corp.*	709	255,162
West Pharmaceutical Services, Inc.	866	259,939

		8,821,912

Pharmaceuticals (3.1%)
Astellas Pharma, Inc.(x)	33,812	387,465
AstraZeneca plc	28,944	4,484,171
Bayer AG (Registered)	18,342	619,158
Bristol-Myers Squibb Co.	24,215	1,252,884
Catalent, Inc.*	2,162	130,952
Chugai Pharmaceutical Co. Ltd.	12,565	606,022
Daiichi Sankyo Co. Ltd.	34,501	1,130,389
Eisai Co. Ltd.	4,670	173,673
Eli Lilly and Co.	9,422	8,347,327
Galderma Group AG*	888	82,468
GSK plc	77,403	1,569,334
Hikma Pharmaceuticals plc	3,107	79,381
Ipsen SA	704	86,594
Johnson & Johnson	28,752	4,659,549
Kyowa Kirin Co. Ltd.	4,491	78,962
Merck & Co., Inc.	30,276	3,438,143
Merck KGaA	2,413	424,393
Novartis AG (Registered)	36,798	4,223,933
Novo Nordisk A/S, Class B	60,131	7,064,992
Ono Pharmaceutical Co. Ltd.(x)	6,986	92,912
Orion OYJ, Class B	2,014	110,346
Otsuka Holdings Co. Ltd.	7,787	437,936
Pfizer, Inc.	67,684	1,958,775
Recordati Industria Chimica e Farmaceutica SpA	1,952	110,382
Roche Holding AG (BMV Mexico Stock Exchange)	13,117	4,193,844
Roche Holding AG (OTC US Exchange)	598	204,479
Sandoz Group AG	7,644	318,549
Sanofi SA	21,279	2,437,363
Shionogi & Co. Ltd.	14,229	203,300
Takeda Pharmaceutical Co. Ltd.(x)	29,717	848,348
Teva Pharmaceutical Industries Ltd. (ADR)*	20,917	376,924
UCB SA	2,360	425,580
Viatris, Inc.	14,256	165,512
Zoetis, Inc.	5,411	1,057,201

		51,781,241

Total Health Care		110,837,267

Industrials (6.2%)
Aerospace & Defense (1.1%)
Airbus SE	11,096	1,620,766
Axon Enterprise, Inc.*	858	342,857
BAE Systems plc	56,576	936,036
Boeing Co. (The)*	6,992	1,063,064
Dassault Aviation SA	368	75,783
Elbit Systems Ltd.	498	98,961
General Dynamics Corp.	3,080	930,776
General Electric Co.	12,951	2,442,300
Howmet Aerospace, Inc.	4,875	488,719
Huntington Ingalls Industries, Inc.	468	123,730
Kongsberg Gruppen ASA	1,642	160,575
L3Harris Technologies, Inc.	2,266	539,013
Leonardo SpA	7,555	168,365
Lockheed Martin Corp.	2,534	1,481,275
Melrose Industries plc	24,563	149,650
MTU Aero Engines AG	1,005	313,240
Northrop Grumman Corp.	1,642	867,091
Rheinmetall AG	813	440,188
Rolls-Royce Holdings plc*	158,784	1,119,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
RTX Corp.	15,889	$1,925,111
Saab AB, Class B(x)	5,980	127,127
Safran SA	6,382	1,499,680
Singapore Technologies Engineering Ltd.	28,648	103,871
Textron, Inc.	2,238	198,242
Thales SA	1,766	280,228
TransDigm Group, Inc.	670	956,177

		18,451,998

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,401	154,628
Deutsche Post AG	19,044	848,589
DSV A/S	3,196	659,813
Expeditors International of Washington, Inc.	1,686	221,540
FedEx Corp.	2,692	736,747
InPost SA*	3,734	70,411
SG Holdings Co. Ltd.	5,981	64,128
United Parcel Service, Inc., Class B	8,749	1,192,839

		3,948,695

Building Products (0.4%)
A.O. Smith Corp.	1,433	128,726
AGC, Inc.	3,630	117,367
Allegion plc	1,044	152,153
Assa Abloy AB, Class B	18,713	629,427
Builders FirstSource, Inc.*	1,391	269,659
Carrier Global Corp.	10,028	807,154
Cie de Saint-Gobain SA	8,469	770,396
Daikin Industries Ltd.	4,921	687,348
Geberit AG (Registered)	624	406,538
Johnson Controls International plc	7,979	619,250
Kingspan Group plc	2,886	270,979
Masco Corp.	2,607	218,832
Nibe Industrier AB, Class B	28,293	155,062
ROCKWOOL A/S, Class B	175	82,162
TOTO Ltd.(x)	2,655	98,589
Trane Technologies plc	2,695	1,047,627

		6,461,269

Commercial Services & Supplies (0.2%)
Brambles Ltd.	26,001	342,079
Cintas Corp.	4,092	842,461
Copart, Inc.*	10,459	548,052
Dai Nippon Printing Co. Ltd.	7,322	130,010
Rentokil Initial plc	47,133	229,625
Republic Services, Inc.	2,438	489,648
Rollins, Inc.	3,355	169,696
Secom Co. Ltd.	7,792	287,012
Securitas AB, Class B	9,181	116,527
TOPPAN Holdings, Inc.	4,474	132,111
Veralto Corp.	2,951	330,099
Waste Management, Inc.	4,362	905,551

		4,522,871

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	3,428	158,283
Bouygues SA	3,540	118,453
Eiffage SA	1,372	132,320
Ferrovial SE	9,742	418,373
Kajima Corp.	7,404	137,828
Obayashi Corp.(x)	12,122	152,911
Quanta Services, Inc.	1,760	524,744
Skanska AB, Class B	6,352	132,471
Taisei Corp.	3,114	135,632
Vinci SA	9,339	1,091,030

		3,002,045

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	29,533	1,709,484
AMETEK, Inc.	2,765	474,778
Eaton Corp. plc	4,755	1,575,997
Emerson Electric Co.	6,840	748,091
Fuji Electric Co. Ltd.	2,551	152,998
GE Vernova, Inc.*	3,282	836,844
Generac Holdings, Inc.*	718	114,076
Hubbell, Inc., Class B	641	274,572
Legrand SA	4,896	562,983
Mitsubishi Electric Corp.	35,491	568,819
Nidec Corp.	15,674	327,821
Prysmian SpA	5,046	366,226
Rockwell Automation, Inc.	1,355	363,763
Schneider Electric SE	10,209	2,684,212
Siemens Energy AG*	11,938	439,460
Vestas Wind Systems A/S*	18,854	416,269

		11,616,393

Ground Transportation (0.4%)
Central Japan Railway Co.	14,394	332,196
CSX Corp.	23,156	799,577
East Japan Railway Co.(x)	16,974	336,409
Grab Holdings Ltd., Class A*	39,428	149,826
Hankyu Hanshin Holdings, Inc.(x)	4,260	131,068
JB Hunt Transport Services, Inc.	962	165,782
Keisei Electric Railway Co. Ltd.(x)	2,394	71,108
MTR Corp. Ltd.	29,056	109,700
Norfolk Southern Corp.	2,701	671,199
Old Dominion Freight Line, Inc.	2,252	447,337
Tokyu Corp.(x)	9,370	120,804
Uber Technologies, Inc.*	25,094	1,886,065
Union Pacific Corp.	7,276	1,793,389
West Japan Railway Co.	8,192	155,262

		7,169,722

Industrial Conglomerates (0.5%)
3M Co.	6,562	897,025
CK Hutchison Holdings Ltd.	50,048	287,778
DCC plc	1,846	125,745
Hikari Tsushin, Inc.	292	64,749
Hitachi Ltd.	86,545	2,276,755
Honeywell International, Inc.	7,778	1,607,790
Investment AB Latour, Class B	2,764	86,193
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,875	112,125
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	3,906
Keppel Ltd.	26,825	138,378
Lifco AB, Class B	4,352	143,212
Siemens AG (Registered)	14,189	2,864,172
Smiths Group plc	6,446	144,524
Swire Pacific Ltd., Class A	7,572	64,676

		8,817,028

Machinery (1.2%)
Alfa Laval AB	5,402	259,359
Alstom SA*	6,462	134,045
Atlas Copco AB, Class A	50,151	970,098
Atlas Copco AB, Class B	29,141	498,698
Caterpillar, Inc.	5,792	2,265,367
Cummins, Inc.	1,637	530,044
Daifuku Co. Ltd.	5,992	115,129
Daimler Truck Holding AG	9,218	345,078
Deere & Co.	3,061	1,277,447
Dover Corp.	1,642	314,837
Epiroc AB, Class A	12,303	265,907
Epiroc AB, Class B	7,280	137,846
FANUC Corp.	17,690	515,715
Fortive Corp.	4,185	330,322
GEA Group AG	2,895	141,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Construction Machinery Co. Ltd.(x)	2,008	$48,494
Hoshizaki Corp.	2,028	70,326
Husqvarna AB, Class B	6,545	45,756
IDEX Corp.	904	193,908
Illinois Tool Works, Inc.	3,227	845,700
Indutrade AB	5,101	158,517
Ingersoll Rand, Inc.	4,819	473,033
Knorr-Bremse AG	1,354	120,350
Komatsu Ltd.	17,306	477,548
Kone OYJ, Class B	6,346	379,339
Kubota Corp.	18,664	263,744
Makita Corp.	4,475	150,729
Metso OYJ	11,607	124,035
Minebea Mitsumi, Inc.	6,741	132,170
Mitsubishi Heavy Industries Ltd.	59,850	881,770
Nordson Corp.	650	170,709
Otis Worldwide Corp.	4,784	497,249
PACCAR, Inc.	6,261	617,835
Parker-Hannifin Corp.	1,535	969,844
Pentair plc	1,977	193,331
Rational AG	96	97,779
Sandvik AB	19,906	444,736
Schindler Holding AG	760	222,697
Schindler Holding AG (Registered)	438	124,463
SKF AB, Class B	6,363	126,560
SMC Corp.(x)	1,026	454,374
Snap-on, Inc.	629	182,228
Spirax Group plc	1,374	138,048
Stanley Black & Decker, Inc.	1,839	202,529
Techtronic Industries Co. Ltd.	25,826	392,348
Toyota Industries Corp.	2,762	211,870
Trelleborg AB, Class B	3,977	152,801
VAT Group AG(m)	504	256,541
Volvo AB, Class A	3,738	99,672
Volvo AB, Class B	29,658	783,221
Wartsila OYJ Abp	9,390	210,095
Westinghouse Air Brake Technologies Corp.	2,092	380,263
Xylem, Inc.	2,901	391,722
Yaskawa Electric Corp.	4,559	158,538

		19,946,428

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	55	89,113
AP Moller - Maersk A/S, Class B	85	142,924
Kawasaki Kisen Kaisha Ltd.(x)	7,338	113,038
Kuehne + Nagel International AG (Registered)	902	245,976
Mitsui OSK Lines Ltd.(x)	6,402	219,421
Nippon Yusen KK(x)	8,600	312,346
SITC International Holdings Co. Ltd.	23,800	64,292

		1,187,110

Passenger Airlines (0.1%)
ANA Holdings, Inc.	2,935	62,672
Delta Air Lines, Inc.	7,659	389,001
Deutsche Lufthansa AG (Registered)	11,170	81,815
Japan Airlines Co. Ltd.	2,659	46,575
Qantas Airways Ltd.*	14,905	76,460
Singapore Airlines Ltd.	27,408	145,010
Southwest Airlines Co.	7,156	212,032
United Airlines Holdings, Inc.*	3,928	224,132

		1,237,697

Professional Services (0.6%)
Adecco Group AG (Registered)	3,144	106,911
Automatic Data Processing, Inc.	4,871	1,347,952
Broadridge Financial Solutions, Inc.	1,394	299,752
Bureau Veritas SA	5,931	196,610
Computershare Ltd.	9,932	173,516
Dayforce, Inc.(x)*	1,888	115,640
Equifax, Inc.	1,478	434,325
Experian plc	17,157	901,695
Intertek Group plc	3,013	207,857
Jacobs Solutions, Inc.	1,496	195,827
Leidos Holdings, Inc.	1,609	262,267
Paychex, Inc.	3,828	513,679
Paycom Software, Inc.	581	96,777
Randstad NV	2,026	100,584
Recruit Holdings Co. Ltd.	27,698	1,677,586
RELX plc	34,866	1,635,689
SGS SA (Registered)	2,873	320,244
Teleperformance SE	1,016	105,179
Verisk Analytics, Inc.	1,701	455,800
Wolters Kluwer NV	4,640	781,467

		9,929,357

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	4,852	145,333
AerCap Holdings NV	3,622	343,076
Ashtead Group plc	8,165	631,611
Beijer Ref AB, Class B	6,736	110,732
Brenntag SE	2,426	180,880
Bunzl plc	6,316	298,417
Fastenal Co.	6,840	488,513
IMCD NV	1,064	184,647
ITOCHU Corp.	22,172	1,184,461
Marubeni Corp.	26,617	433,354
Mitsubishi Corp.	62,440	1,282,686
Mitsui & Co. Ltd.	48,024	1,061,891
MonotaRO Co. Ltd.(x)	4,648	77,534
Reece Ltd.	4,221	83,168
Rexel SA	4,225	122,138
Seven Group Holdings Ltd.	3,799	112,622
Sumitomo Corp.	19,456	432,370
Toyota Tsusho Corp.	11,874	213,563
United Rentals, Inc.	795	643,735
W.W. Grainger, Inc.	531	551,608

		8,582,339

Transportation Infrastructure (0.0%)†
Aena SME SA(m)	1,400	307,942
Aeroports de Paris SA	647	83,040
Auckland International Airport Ltd.	24,870	118,025
Getlink SE	5,647	100,701
Transurban Group	57,732	524,058

		1,133,766

Total Industrials		106,006,718

Information Technology (12.6%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	3,077	1,181,014
Cisco Systems, Inc.	48,121	2,561,000
F5, Inc.*	696	153,259
Juniper Networks, Inc.	3,932	153,269
Motorola Solutions, Inc.	1,993	896,113
Nokia OYJ	99,562	434,887
Telefonaktiebolaget LM Ericsson, Class B(x)	51,792	391,250

		5,770,792

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	14,384	937,261
CDW Corp.	1,595	360,948
Corning, Inc.	9,198	415,290
Halma plc	7,088	247,142
Hamamatsu Photonics KK	5,178	67,569
Hexagon AB, Class B	38,762	416,785
Ibiden Co. Ltd.(x)	2,199	67,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil, Inc.	1,355	$162,370
Keyence Corp.	3,682	1,751,272
Keysight Technologies, Inc.*	2,085	331,369
Kyocera Corp.	23,952	276,642
Murata Manufacturing Co. Ltd.	31,640	617,830
Omron Corp.(x)	3,310	150,778
Shimadzu Corp.	4,403	146,251
TDK Corp.	36,050	457,256
Teledyne Technologies, Inc.*	559	244,652
Trimble, Inc.*	2,917	181,117
Yokogawa Electric Corp.	4,251	108,105
Zebra Technologies Corp., Class A*	616	228,117

		7,168,457

IT Services (0.6%)
Accenture plc, Class A	7,482	2,644,737
Akamai Technologies, Inc.*	1,810	182,719
Amentum Holdings, Inc.*	1,496	48,246
Bechtle AG	1,529	68,284
Capgemini SE	2,900	626,097
Cognizant Technology Solutions Corp., Class A	5,920	456,906
EPAM Systems, Inc.*	680	135,340
Fujitsu Ltd.	30,980	632,749
Gartner, Inc.*	920	466,219
GoDaddy, Inc., Class A*	1,684	264,017
International Business Machines Corp.	11,002	2,432,322
NEC Corp.	4,551	435,389
Nomura Research Institute Ltd.	7,047	259,865
NTT Data Group Corp.	11,799	211,352
Obic Co. Ltd.	5,855	205,562
Otsuka Corp.	4,244	104,649
SCSK Corp.	2,874	59,180
TE Connectivity plc	3,630	548,094
TIS, Inc.(x)	4,003	101,687
VeriSign, Inc.*	1,003	190,530
Wix.com Ltd.*	987	164,997

		10,238,941

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	19,331	3,171,831
Advantest Corp.	14,259	668,777
Analog Devices, Inc.	5,927	1,364,218
Applied Materials, Inc.	9,889	1,998,072
ASM International NV	877	575,391
ASML Holding NV	7,460	6,191,536
BE Semiconductor Industries NV	1,439	181,887
Broadcom, Inc.	55,599	9,590,828
Disco Corp.	1,758	458,566
Enphase Energy, Inc.*	1,617	182,753
First Solar, Inc.*	1,279	319,034
Infineon Technologies AG	24,383	853,885
Intel Corp.	50,965	1,195,639
KLA Corp.	1,606	1,243,703
Kokusai Electric Corp.(x)	2,600	57,527
Lam Research Corp.	1,557	1,270,637
Lasertec Corp.	1,462	240,115
Microchip Technology, Inc.	6,408	514,498
Micron Technology, Inc.	13,244	1,373,535
Monolithic Power Systems, Inc.	582	538,059
NVIDIA Corp.	293,825	35,682,108
NXP Semiconductors NV	3,043	730,350
ON Semiconductor Corp.*	5,116	371,473
Qorvo, Inc.*	1,133	117,039
QUALCOMM, Inc.	13,306	2,262,685
Renesas Electronics Corp.	31,386	454,002
Rohm Co. Ltd.(x)	6,398	71,492
SCREEN Holdings Co. Ltd.(x)	1,500	104,084
Skyworks Solutions, Inc.	1,908	188,453
STMicroelectronics NV	12,641	375,001
SUMCO Corp.(x)	6,513	69,877
Teradyne, Inc.	1,949	261,030
Texas Instruments, Inc.	10,906	2,252,852
Tokyo Electron Ltd.	8,341	1,467,691

		76,398,628

Software (4.0%)
Adobe, Inc.*	5,296	2,742,163
ANSYS, Inc.*	1,044	332,650
Autodesk, Inc.*	2,573	708,810
Cadence Design Systems, Inc.*	3,271	886,539
Check Point Software Technologies Ltd.*	1,658	319,679
Crowdstrike Holdings, Inc., Class A*	2,758	773,536
CyberArk Software Ltd.*	806	235,038
Dassault Systemes SE	12,494	495,531
Fair Isaac Corp.*	293	569,451
Fortinet, Inc.*	7,583	588,062
Gen Digital, Inc.	6,470	177,472
Intuit, Inc.	3,339	2,073,519
Microsoft Corp.	88,781	38,202,464
Monday.com Ltd.*	697	193,606
Nemetschek SE	1,078	111,598
Nice Ltd.*	1,185	206,236
Oracle Corp.	682	69,968
Oracle Corp. (Moscow Stock Exchange)	19,091	3,253,106
Palantir Technologies, Inc., Class A*	24,053	894,772
Palo Alto Networks, Inc.*	3,867	1,321,741
PTC, Inc.*	1,435	259,247
Roper Technologies, Inc.	1,280	712,243
Sage Group plc (The)	18,731	256,559
Salesforce, Inc.	11,574	3,167,919
SAP SE	19,496	4,435,883
ServiceNow, Inc.*	2,460	2,200,199
Synopsys, Inc.*	1,830	926,694
Temenos AG (Registered)	1,123	78,551
Trend Micro, Inc.	2,374	140,169
Tyler Technologies, Inc.*	510	297,697
WiseTech Global Ltd.	3,113	295,257
Xero Ltd.*	2,707	279,675

		67,206,034

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	181,600	42,312,800
Brother Industries Ltd.(x)	4,316	83,482
Canon, Inc.	17,446	570,872
Dell Technologies, Inc., Class C	3,436	407,304
FUJIFILM Holdings Corp.	20,924	536,912
Hewlett Packard Enterprise Co.	15,523	317,601
HP, Inc.	11,688	419,249
Logitech International SA (Registered)	2,909	259,708
NetApp, Inc.	2,455	303,217
Ricoh Co. Ltd.(x)	10,234	109,834
Seagate Technology Holdings plc	2,491	272,839
Seiko Epson Corp.(x)	5,424	99,611
Super Micro Computer, Inc.*	601	250,256
Western Digital Corp.*	3,900	266,331

		46,210,016

Total Information Technology		212,992,868

Materials (2.1%)
Chemicals (1.1%)
Air Liquide SA	10,793	2,081,585
Air Products and Chemicals, Inc.	2,655	790,500
Akzo Nobel NV	3,185	224,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Albemarle Corp.	1,404	$132,973
Arkema SA	1,051	100,028
Asahi Kasei Corp.	23,461	176,621
BASF SE	16,664	882,123
Celanese Corp.	1,305	177,428
CF Industries Holdings, Inc.	2,155	184,899
Clariant AG (Registered)	4,028	60,918
Corteva, Inc.	8,268	486,076
Covestro AG(m)*	3,528	219,687
Croda International plc	2,476	139,595
Dow, Inc.	8,372	457,362
DSM-Firmenich AG	3,472	477,890
DuPont de Nemours, Inc.	4,987	444,392
Eastman Chemical Co.	1,396	156,282
Ecolab, Inc.	3,025	772,373
EMS-Chemie Holding AG (Registered)(x)	131	109,895
Evonik Industries AG	4,785	111,855
FMC Corp.	1,491	98,317
Givaudan SA (Registered)	172	942,967
ICL Group Ltd.	14,448	61,545
International Flavors & Fragrances, Inc.	3,065	321,610
Linde plc	5,742	2,738,130
LyondellBasell Industries NV, Class A	3,106	297,865
Mitsubishi Chemical Group Corp.(x)	25,319	161,876
Mitsui Chemicals, Inc.(x)	3,228	85,459
Mosaic Co. (The)	3,806	101,925
Nippon Paint Holdings Co. Ltd.	17,725	135,350
Nippon Sanso Holdings Corp.	3,274	118,750
Nitto Denko Corp.	12,975	215,626
Novonesis (Novozymes) B	6,579	473,736
OCI NV	1,973	56,180
Orica Ltd.	9,092	116,601
PPG Industries, Inc.	2,787	369,166
Sherwin-Williams Co. (The)	2,772	1,057,989
Shin-Etsu Chemical Co. Ltd.	33,601	1,397,343
Sika AG (Registered)	2,846	941,885
Syensqo SA(r)	1,384	122,647
Symrise AG, Class A	2,479	342,454
Toray Industries, Inc.	25,908	151,996
Yara International ASA	3,091	97,859

		18,594,181

Construction Materials (0.1%)
Heidelberg Materials AG	2,549	276,932
Holcim AG	9,732	949,340
James Hardie Industries plc (CHDI)*	8,055	319,818
Martin Marietta Materials, Inc.	730	392,922
Vulcan Materials Co.	1,577	394,928

		2,333,940

Containers & Packaging (0.1%)
Amcor plc	17,263	195,590
Avery Dennison Corp.	962	212,371
Ball Corp.	3,626	246,242
International Paper Co.	4,149	202,678
Packaging Corp. of America	1,065	229,401
SIG Group AG	5,709	127,219
Smurfit WestRock plc	5,893	291,232

		1,504,733

Metals & Mining (0.7%)
Anglo American plc	23,725	770,458
Antofagasta plc	7,362	198,132
ArcelorMittal SA	8,756	229,438
BHP Group Ltd.	94,686	3,008,595
BlueScope Steel Ltd.	8,215	126,084
Boliden AB	5,106	173,202
Endeavour Mining plc	3,428	81,166
Fortescue Ltd.	31,616	452,018
Freeport-McMoRan, Inc.	17,162	856,727
Glencore plc	195,994	1,120,720
JFE Holdings, Inc.(x)	10,698	142,801
Mineral Resources Ltd.	3,302	118,799
Newmont Corp.	13,705	732,532
Nippon Steel Corp.(x)	16,188	360,197
Norsk Hydro ASA	26,254	170,317
Northern Star Resources Ltd.	21,454	236,871
Nucor Corp.	2,835	426,214
Pilbara Minerals Ltd.(x)*	53,383	120,684
Rio Tinto Ltd.	6,931	618,758
Rio Tinto plc	21,049	1,491,216
South32 Ltd.	84,555	220,383
Steel Dynamics, Inc.	1,714	216,101
Sumitomo Metal Mining Co. Ltd.	4,586	136,918
voestalpine AG	2,000	52,051

		12,060,382

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,423	61,567
Mondi plc	8,241	156,563
Stora Enso OYJ, Class R	10,867	139,111
Svenska Cellulosa AB SCA, Class B	11,313	164,807
UPM-Kymmene OYJ	9,965	333,553

		855,601

Total Materials		35,348,837

Real Estate (1.2%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	1,042	63,273
GPT Group (The) (REIT)	35,761	123,122
Land Securities Group plc (REIT)	13,211	114,983
Mirvac Group (REIT)	73,662	109,491
Stockland (REIT)	44,565	161,444

		572,313

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,860	220,875
Healthpeak Properties, Inc. (REIT)	8,406	192,245
Ventas, Inc. (REIT)	4,935	316,482
Welltower, Inc. (REIT)	6,912	884,943

		1,614,545

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	8,390	147,664

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	70,134	156,066
Goodman Group (REIT)	31,913	816,112
Nippon Prologis REIT, Inc. (REIT)	42	71,946
Prologis, Inc. (REIT)	11,059	1,396,531
Segro plc (REIT)	23,986	280,275
Warehouses De Pauw CVA (REIT)	3,342	89,060

		2,809,990

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,735	139,598
Dexus (REIT)	20,079	105,223
Gecina SA (REIT)	859	98,870
Japan Real Estate Investment Corp. (REIT)(x)	24	95,349
Nippon Building Fund, Inc. (REIT)	145	132,969

		572,009

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	792	55,110
CapitaLand Investment Ltd.	44,135	107,140
CBRE Group, Inc., Class A*	3,598	447,879
CK Asset Holdings Ltd.	35,920	158,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
CoStar Group, Inc.*	4,895	$369,279
Daito Trust Construction Co. Ltd.	1,046	126,706
Daiwa House Industry Co. Ltd.	10,508	329,369
Fastighets AB Balder, Class B*	12,373	108,698
Henderson Land Development Co. Ltd.	26,705	85,194
Hongkong Land Holdings Ltd.	20,613	75,650
Hulic Co. Ltd.	7,213	72,996
LEG Immobilien SE	1,390	145,104
Mitsubishi Estate Co. Ltd.	21,374	335,872
Mitsui Fudosan Co. Ltd.	49,806	463,666
Nomura Real Estate Holdings, Inc.(x)	2,048	54,589
Sagax AB, Class B	4,102	116,809
Sino Land Co. Ltd.	73,197	80,317
Sumitomo Realty & Development Co. Ltd.	5,368	179,500
Sun Hung Kai Properties Ltd.	27,176	299,067
Swiss Prime Site AG (Registered)	1,443	161,716
Vonovia SE	13,826	503,728
Wharf Holdings Ltd. (The)	20,100	57,400
Wharf Real Estate Investment Co. Ltd.	31,536	111,559

		4,445,373

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,696	382,024
Camden Property Trust (REIT)	1,274	157,377
Equity Residential (REIT)	4,075	303,425
Essex Property Trust, Inc. (REIT)	767	226,587
Invitation Homes, Inc. (REIT)	6,805	239,944
Mid-America Apartment Communities, Inc. (REIT)	1,396	221,825
UDR, Inc. (REIT)	3,585	162,544

		1,693,726

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	105,951	174,765
Federal Realty Investment Trust (REIT)	899	103,358
Kimco Realty Corp. (REIT)	8,052	186,967
Klepierre SA (REIT)	4,016	131,609
Link REIT (REIT)	47,692	240,796
Realty Income Corp. (REIT)	10,402	659,695
Regency Centers Corp. (REIT)	1,951	140,921
Scentre Group (REIT)	96,986	244,737
Simon Property Group, Inc. (REIT)	3,661	618,782
Unibail-Rodamco-Westfield (REIT)	2,211	193,448
Vicinity Ltd. (REIT)	72,236	110,368

		2,805,446

Specialized REITs (0.3%)
American Tower Corp. (REIT)	5,579	1,297,452
Crown Castle, Inc. (REIT)	5,190	615,690
Digital Realty Trust, Inc. (REIT)	3,676	594,887
Equinix, Inc. (REIT)	1,134	1,006,572
Extra Space Storage, Inc. (REIT)	2,531	456,061
Iron Mountain, Inc. (REIT)	3,504	416,380
Public Storage (REIT)	1,881	684,440
SBA Communications Corp. (REIT)	1,284	309,059
VICI Properties, Inc. (REIT), Class A	12,507	416,608
Weyerhaeuser Co. (REIT)	8,687	294,142

		6,091,291

Total Real Estate		20,752,357

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA	461	65,428
Alliant Energy Corp.	3,064	185,954
American Electric Power Co., Inc.	6,356	652,126
BKW AG	394	71,412
Chubu Electric Power Co., Inc.	12,033	140,737
CK Infrastructure Holdings Ltd.	11,661	79,802
CLP Holdings Ltd.	30,583	270,862
Constellation Energy Corp.	3,735	971,175
Duke Energy Corp.	9,221	1,063,181
Edison International	4,613	401,746
EDP SA	58,585	267,507
Elia Group SA/NV	549	62,762
Endesa SA	5,930	129,577
Enel SpA	151,865	1,212,923
Entergy Corp.	2,554	336,132
Evergy, Inc.	2,747	170,342
Eversource Energy	4,223	287,375
Exelon Corp.	11,944	484,329
FirstEnergy Corp.	6,122	271,511
Fortum OYJ	8,375	137,928
Iberdrola SA	114,049	1,763,386
Kansai Electric Power Co., Inc. (The)	13,193	217,550
Mercury NZ Ltd.	13,012	53,319
NextEra Energy, Inc.	24,540	2,074,366
NRG Energy, Inc.	2,465	224,562
Origin Energy Ltd.	32,162	222,574
PG&E Corp.	25,530	504,728
Pinnacle West Capital Corp.	1,356	120,128
Power Assets Holdings Ltd.	26,060	166,943
PPL Corp.	8,812	291,501
Redeia Corp. SA	7,576	147,328
Southern Co. (The)	13,060	1,177,751
SSE plc	20,416	513,968
Terna - Rete Elettrica Nazionale	26,267	236,486
Tokyo Electric Power Co. Holdings, Inc.*	28,490	126,250
Verbund AG	1,271	105,404
Xcel Energy, Inc.	6,659	434,833

		15,643,886

Gas Utilities (0.1%)
APA Group	23,958	128,532
Atmos Energy Corp.	1,854	257,168
Hong Kong & China Gas Co. Ltd.	212,652	175,071
Osaka Gas Co. Ltd.	6,854	153,747
Snam SpA	37,645	191,546
Tokyo Gas Co. Ltd.	6,715	155,908

		1,061,972

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	8,491	170,329
EDP Renovaveis SA	5,824	101,848
Meridian Energy Ltd.	24,163	91,184
Orsted A/S(m)*	3,532	234,814
RWE AG	11,804	429,403
Vistra Corp.	4,113	487,555

		1,515,133

Multi-Utilities (0.4%)
Ameren Corp.	3,187	278,735
CenterPoint Energy, Inc.	7,784	229,005
Centrica plc	97,898	152,677
CMS Energy Corp.	3,568	252,008
Consolidated Edison, Inc.	4,131	430,161
Dominion Energy, Inc.	10,020	579,056
DTE Energy Co.	2,473	317,558
E.ON SE	41,918	623,158
Engie SA	34,101	588,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
National Grid plc	89,844	$1,237,204
NiSource, Inc.	5,357	185,620
Public Service Enterprise Group, Inc.	5,950	530,800
Sembcorp Industries Ltd.	16,800	72,415
Sempra	7,562	632,410
Veolia Environnement SA	12,879	423,206
WEC Energy Group, Inc.	3,775	363,080

		6,896,035

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,327	340,300
Severn Trent plc	5,039	177,989
United Utilities Group plc	12,730	177,938

		696,227

Total Utilities		25,813,253

Total Common Stocks (53.5%) (Cost $400,787,700)		908,009,242

EXCHANGE TRADED FUNDS (ETF):
Equity (4.3%)
SPDR S&P MidCap 400 ETF Trust(x)	128,189	73,024,146

Total Exchange Traded Funds (4.3%) (Cost $64,336,307)		73,024,146

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.3%)
FHLB
3.250%, 11/16/28	$5,940,000	5,863,603
4.750%, 12/8/28	3,125,000	3,259,760
FHLMC
6.750%, 3/15/31	2,759,000	3,226,057
6.250%, 7/15/32	5,522,000	6,414,640
FNMA
1.875%, 9/24/26	8,398,000	8,111,019
7.250%, 5/15/30	10,000,000	11,796,351

Total U.S. Government Agency Securities		38,671,430

U.S. Treasury Obligations (35.6%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	8,987,076
6.125%, 11/15/27	18,708,100	20,118,687
5.250%, 11/15/28	23,441,400	24,943,895
U.S. Treasury Notes
4.625%, 6/30/25	11,204,800	11,242,547
2.250%, 11/15/25	3,495,500	3,431,932
0.375%, 12/31/25	4,885,000	4,679,045
0.375%, 1/31/26	4,821,900	4,607,360
1.625%, 2/15/26	12,939,100	12,562,049
0.750%, 4/30/26	3,326,000	3,173,923
0.750%, 5/31/26	24,585,400	23,413,230
0.750%, 8/31/26	6,812,400	6,447,076
0.875%, 9/30/26	3,793,200	3,592,278
3.500%, 9/30/26	7,001,900	6,981,663
2.000%, 11/15/26#	45,228,500	43,714,417
1.250%, 12/31/26	8,201,200	7,785,990
1.500%, 1/31/27	6,580,200	6,269,771
2.250%, 2/15/27	12,890,700	12,490,913
1.875%, 2/28/27	6,847,700	6,575,184
2.375%, 5/15/27	26,341,100	25,531,354
2.250%, 8/15/27	24,314,100	23,428,663
2.250%, 11/15/27	24,429,600	23,465,398
3.875%, 12/31/27	9,807,700	9,897,158
2.750%, 2/15/28	5,963,500	5,803,480
4.000%, 2/29/28	9,855,300	9,987,071
3.500%, 4/30/28	18,603,400	18,551,316
2.875%, 5/15/28	8,942,200	8,723,703
3.625%, 5/31/28	7,186,600	7,195,544
4.000%, 6/30/28	4,387,500	4,451,590
2.875%, 8/15/28	1,412,600	1,375,740
4.375%, 8/31/28	7,191,400	7,395,970
4.625%, 9/30/28	6,018,300	6,249,360
4.875%, 10/31/28	1,409,600	1,477,935
3.125%, 11/15/28	3,406,400	3,344,762
4.375%, 11/30/28	6,858,800	7,065,100
3.750%, 12/31/28	9,966,000	10,028,279
4.000%, 1/31/29	1,467,600	1,491,787
2.625%, 2/15/29	7,103,500	6,825,870
4.250%, 2/28/29	9,177,000	9,426,968
4.125%, 3/31/29	8,120,500	8,301,098
4.625%, 4/30/29	9,507,600	9,923,751
2.375%, 5/15/29	7,176,400	6,806,716
4.500%, 5/31/29	6,764,600	7,031,274
4.250%, 6/30/29	5,912,400	6,082,452
1.625%, 8/15/29	14,741,600	13,473,492
3.500%, 9/30/29	5,904,300	5,883,374
1.500%, 2/15/30	4,863,300	4,362,580
0.625%, 5/15/30	21,873,000	18,556,907
0.625%, 8/15/30	15,094,900	12,709,012
1.625%, 5/15/31	13,136,200	11,569,631
1.250%, 8/15/31	3,250,000	2,772,658
1.375%, 11/15/31	9,648,000	8,254,755
1.875%, 2/15/32	11,983,700	10,572,755
2.875%, 5/15/32	11,419,200	10,786,732
2.750%, 8/15/32	8,043,500	7,508,863
4.125%, 11/15/32	6,754,400	6,942,241
3.500%, 2/15/33	5,397,700	5,299,526
3.375%, 5/15/33	7,338,500	7,129,199
3.875%, 8/15/33	7,424,500	7,477,912
4.500%, 11/15/33	9,638,800	10,169,297
4.000%, 2/15/34	7,649,700	7,773,995
4.375%, 5/15/34	8,995,400	9,412,453
3.875%, 8/15/34	4,063,900	4,087,934

Total U.S. Treasury Obligations		605,622,691

Total Long-Term Debt Securities (37.9%) (Cost $659,751,476)		644,294,121

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	16,288,719	16,288,719
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	3,000,000	$3,000,000

Total Investment Companies		24,288,719

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.7%)
U.S. Treasury Bills
4.45%, 10/17/24(p)	$8,563,500	8,545,540
4.38%, 1/30/25(p)	3,358,500	3,309,411

Total U.S. Treasury Obligations		11,854,951

Total Short-Term Investments (2.1%) (Cost $36,135,991)		36,143,670

Total Investments in Securities (97.8%) (Cost $1,161,011,474)		1,661,471,179
Other Assets Less Liabilities (2.2%)		36,653,833

Net Assets (100%)		$1,698,125,012

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,497,856.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $4,337,631 or 0.3% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $58,735,675. This was collateralized by $36,259,231 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/15/24 - 5/15/54 and by cash of $24,288,719 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.7
Finland	0.2
France	1.8
Germany	1.7
Hong Kong	0.4
Ireland	0.3
Israel	0.1
Italy	0.5
Japan	4.3
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.8
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.7
Switzerland	1.2
United Arab Emirates	0.0	#
United Kingdom	2.1
United States	80.1
Cash and Other	2.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	244	12/2024	EUR	13,661,912	315,785
FTSE 100 Index	115	12/2024	GBP	12,743,506	(166,600)
MSCI EAFE E-Mini Index	9	12/2024	USD	1,119,510	14,544
Russell 2000 E-Mini Index	640	12/2024	USD	71,974,400	3,061,323
S&P 500 E-Mini Index	134	12/2024	USD	38,955,475	1,013,290
TOPIX Index	6	12/2024	JPY	1,105,236	32,812

					4,271,154

Short Contracts
SPI 200 Index	(184)	12/2024	AUD	(26,414,824)	(376,526)
U.S. Treasury 2 Year Note	(135)	12/2024	USD	(28,112,695)	(56,066)
U.S. Treasury 5 Year Note	(44)	12/2024	USD	(4,834,844)	(2,620)
U.S. Treasury 10 Year Note	(229)	12/2024	USD	(26,170,406)	2,379

					(432,833)

					3,838,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	4,346,018,165	USD	29,905,057	Goldman Sachs Bank USA	10/17/2024	401,058
JPY	2,726,994,494	USD	18,680,174	JPMorgan Chase Bank	10/17/2024	335,994
USD	5,588,377	JPY	793,811,072	Citibank NA	10/17/2024	52,890
USD	9,331,936	JPY	1,336,527,342	HSBC Bank plc	10/17/2024	11,922
CHF	1,631,054	USD	1,912,503	Deutsche Bank AG	10/25/2024	20,195
EUR	2,102,174	USD	2,307,800	Deutsche Bank AG	10/25/2024	34,668
EUR	11,885,761	USD	13,165,715	Goldman Sachs Bank USA	10/25/2024	78,675
GBP	39,666,575	USD	52,525,527	Bank of America	11/8/2024	504,940
GBP	1,228,122	USD	1,620,700	Citibank NA	11/8/2024	21,183
AUD	11,491,571	USD	7,870,922	Barclays Bank plc	11/22/2024	78,992
SEK	21,692,241	USD	2,137,130	Morgan Stanley	11/22/2024	4,154

Total unrealized appreciation						1,544,671

USD	3,081,577	JPY	445,127,634	Citibank NA	10/17/2024	(22,434)
USD	4,875,393	JPY	699,622,815	Deutsche Bank AG	10/17/2024	(3,291)
USD	4,778,227	JPY	697,841,836	JPMorgan Chase Bank	10/17/2024	(88,038)
EUR	17,946,001	USD	20,093,043	Bank of America	10/25/2024	(95,683)
USD	26,213,858	CHF	22,416,256	Goldman Sachs Bank USA	10/25/2024	(348,010)
USD	5,622,581	CHF	4,746,026	Morgan Stanley	10/25/2024	(1,164)
USD	15,795,085	EUR	14,212,892	Citibank NA	10/25/2024	(42,444)
USD	3,282,282	EUR	2,971,082	HSBC Bank plc	10/25/2024	(28,416)
USD	34,811,193	EUR	31,300,067	JPMorgan Chase Bank	10/25/2024	(66,699)
USD	13,384,297	EUR	12,130,038	Morgan Stanley	10/25/2024	(132,292)
USD	11,798,951	GBP	9,040,699	Bank of America	11/8/2024	(287,610)
USD	1,697,927	GBP	1,294,627	Goldman Sachs Bank USA	11/8/2024	(32,868)
NOK	194,194,678	USD	18,583,100	Barclays Bank plc	11/22/2024	(173,884)
USD	10,378,566	AUD	15,346,915	Bank of America	11/22/2024	(238,490)
USD	1,857,384	NOK	19,701,083	Morgan Stanley	11/22/2024	(10,234)
USD	9,231,092	SEK	93,586,202	Citibank NA	11/22/2024	(6,985)
USD	800,382	NZD	1,266,191	JPMorgan Chase Bank	12/6/2024	(4,112)

Total unrealized depreciation						(1,582,654)

Net unrealized depreciation						(37,983)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$52,205,191	$13,337,654	$—		$65,542,845
Consumer Discretionary	58,800,419	35,749,545	—		94,549,964
Consumer Staples	34,541,486	28,276,004	—		62,817,490
Energy	19,256,469	11,766,265	—		31,022,734
Financials	75,222,681	67,102,228	—		142,324,909
Health Care	67,842,181	42,995,086	—	(a)	110,837,267
Industrials	50,046,481	55,960,237	—		106,006,718
Information Technology	185,354,907	27,637,961	—		212,992,868
Materials	12,984,225	22,241,965	122,647		35,348,837
Real Estate	13,610,236	7,142,121	—		20,752,357
Utilities	14,705,525	11,107,728	—		25,813,253
Exchange Traded Funds	73,024,146	—	—		73,024,146
Forward Currency Contracts	—	1,544,671	—		1,544,671
Futures	4,440,133	—	—		4,440,133
Short-Term Investments
Investment Companies	24,288,719	—	—		24,288,719
U.S. Treasury Obligations	—	11,854,951	—		11,854,951
U.S. Government Agency Securities	—	38,671,430	—		38,671,430
U.S. Treasury Obligations	—	605,622,691	—		605,622,691

Total Assets	$686,322,799	$981,010,537	$122,647		$1,667,455,983

Liabilities:
Forward Currency Contracts	$—	$(1,582,654)	$—		$(1,582,654)
Futures	(601,812)	—	—		(601,812)

Total Liabilities	$(601,812)	$(1,582,654)	$—		$(2,184,466)

Total	$685,720,987	$979,427,883	$122,647		$1,665,271,517

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$555,782,904
Aggregate gross unrealized depreciation	(65,186,606)

Net unrealized appreciation	$490,596,298

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,174,675,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.9%)
ACM Auto Trust,
Series 2024-1A A
7.710%, 1/21/31§	$651,896	$656,279
Affirm Asset Securitization Trust,
Series 2022-X1 A
1.750%, 2/15/27§	13,150	13,134
Series 2024-X1 A
6.270%, 5/15/29§	921,724	925,608
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	411,781	412,812
BHG Securitization Trust,
Series 2022-A A
1.710%, 2/20/35§	50,700	50,371
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1
6.050%, 7/15/27§	1,478,000	1,501,652
CarMax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,152,554
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	605,140	581,612
Series 2021-N2 B
0.750%, 3/10/28	127,747	121,885
Series 2021-N3 C
1.020%, 6/12/28	231,254	222,740
Series 2024-P3 A2
4.610%, 11/10/27	2,017,000	2,018,345
Chase Auto Credit Linked Notes,
Series 2021-2 B
0.889%, 12/26/28§	75,493	75,170
CNH Equipment Trust,
Series 2022-C A2
5.420%, 7/15/26	344,666	344,749
CPS Auto Receivables Trust,
Series 2024-C A
5.880%, 2/15/28§	919,427	924,828
DT Auto Owner Trust,
Series 2023-1A A
5.480%, 4/15/27§	235,334	235,440
Enterprise Fleet Financing LLC,
Series 2023-2 A2
5.560%, 4/22/30§	1,903,939	1,921,707
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	160,926	158,991
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,757,479
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	680,504	676,890
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,110,836
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2
5.350%, 8/16/27§	1,788,000	1,793,671
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	2,380,000	2,411,099
Go Mortgage LLC,
1.433%, 8/15/26(l)	998,170	977,710
2.435%, 8/15/26(l)	876,000	859,208
2.638%, 8/15/26(l)	98,000	94,178
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
6.614%, 4/20/34(l)§	2,550,000	2,551,734
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,326,014	1,298,517
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,488,000	2,450,779
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	1,194,540	1,188,569
Kubota Credit Owner Trust,
Series 2023-1A A2
5.400%, 2/17/26§	919,510	920,018
LAD Auto Receivables Trust,
Series 2022-1A A
5.210%, 6/15/27§	473,051	473,729
Lendbuzz Securitization Trust,
Series 2024-2A A1
5.817%, 5/15/25§	165,634	165,734
Series 2024-3A A1
5.354%, 9/15/25§	463,000	463,441
Marlette Funding Trust,
Series 2024-1A A
5.950%, 7/17/34§	580,844	584,077
Mission Lane Credit Card Master Trust,
Series 2024-A A1
6.200%, 8/15/29§	1,026,000	1,036,942
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	1,445,013	1,338,850
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§	2,259,000	2,270,109
Oportun Issuance Trust,
Series 2024-2 A
5.860%, 2/9/32§	786,000	787,371
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§	1,066,887	1,081,406
Series 2024-9 B
5.306%, 3/15/32§	2,371,119	2,374,350
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§	717,532	729,598
Series 2024-3 A
6.258%, 10/15/31§	999,831	1,014,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Prosper Marketplace Issuance Trust,
Series 2024-1A A
6.120%, 8/15/29§	$1,293,949	$1,297,656
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	625,149	624,156
Research-Driven Pagaya Motor Trust,
Series 2024-1A A
7.090%, 6/25/32§	817,450	826,824
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B
5.721%, 8/16/32§	200,496	200,642
Series 2022-C B
6.451%, 12/15/32§	431,887	434,066
Santander Drive Auto Receivables Trust,
Series 2024-1 A2
5.710%, 2/16/27	1,497,054	1,498,876
Series 2024-4 A2
5.410%, 7/15/27	1,852,000	1,855,972
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	759,000	766,015
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	815,966	827,377
United Auto Credit Securitization Trust,
Series 2024-1 A
6.170%, 8/10/26§	226,599	227,176
Westlake Automobile Receivables Trust,
Series 2023-2A A2A
5.870%, 7/15/26§	318,679	318,970
Wheels Fleet Lease Funding LLC,
Series 2024-1A A1
5.490%, 2/18/39§	2,380,000	2,416,847
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	896,769	898,455

Total Asset-Backed Securities		54,921,267

Collateralized Mortgage Obligations (2.8%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
7.069%, 4/25/47(l)§	264,864	266,494
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
7.180%, 4/25/42(l)§	346,599	348,680
Series 2023-R02 1M1
7.580%, 1/25/43(l)§	900,120	918,301
Series 2023-R05 1M1
7.163%, 6/25/43(l)§	1,577,650	1,589,482
Series 2024-R02 1M1
6.380%, 2/25/44(l)§	769,662	769,956
Series 2024-R03 2M1
6.413%, 3/25/44(l)§	1,436,183	1,436,714
Series 2024-R04 1M1
6.380%, 5/25/44(l)§	1,440,058	1,440,055
Series 2024-R05 2M1
6.280%, 7/25/44(l)§	767,645	767,648
Series 2024-R06 1M1
6.393%, 9/25/44(l)§	1,640,241	1,641,074
FHLMC,
Series 3305 FT
5.857%, 7/15/34(l)	35,237	35,006
Series 3349 FE
5.947%, 7/15/37(l)	715,178	711,783
Series 3807 FM
5.957%, 2/15/41(l)	23,398	23,289
Series 3927 FH
5.907%, 9/15/41(l)	25,191	25,005
Series 4029 LD
1.750%, 1/15/27	67,277	66,963
Series 4087 FB
5.927%, 7/15/42(l)	664,120	659,198
Series 4286 VF
5.907%, 12/15/43(l)	520,215	515,596
Series 4350 KF
5.816%, 1/15/39(l)	215,369	208,496
Series 4457 BA
3.000%, 7/15/39	2,184,709	2,100,170
Series 4459 CA
5.000%, 12/15/34	211,121	214,332
Series 4483 A
3.000%, 12/15/29	79,531	78,087
Series 4486 JN
2.000%, 11/15/24	1,857	1,853
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A
7.780%, 3/25/52(l)§	1,644,130	1,671,497
Series 2023-DNA1 M1A
7.363%, 3/25/43(l)§	1,066,010	1,079,335
Series 2023-DNA2 M1A
7.363%, 4/25/43(l)§	694,651	705,209
Series 2023-HQA2 M1A
7.280%, 6/25/43(l)§	1,172,622	1,178,784
Series 2024-HQA1 M1
6.530%, 3/25/44(l)§	1,744,856	1,747,551
Series 2024-HQA2 M1
6.480%, 8/25/44(l)§	2,268,313	2,269,376
FNMA,
Series 2006-42 CF
5.845%, 6/25/36(l)	32,052	31,905
Series 2007-109 GF
6.075%, 12/25/37(l)	51,360	51,490
Series 2010-39 FT
6.345%, 10/25/35(l)	1,188,249	1,201,325
Series 2011-53 FT
5.975%, 6/25/41(l)	113,566	113,392
Series 2011-86 KF
5.945%, 9/25/41(l)	119,234	118,867
Series 2011-86 NF
5.945%, 9/25/41(l)	48,245	48,153
Series 2012-65 FA
5.845%, 6/25/42(l)	23,473	23,270
Series 2013-121 FA
5.795%, 12/25/43(l)	367,128	364,367
Series 2014-49 AF
5.786%, 8/25/44(l)	1,137,543	1,106,665
Series 2014-C04 1M2
10.295%, 11/25/24(l)	524,944	524,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-C01 1M2
9.695%, 2/25/25(l)	$129,070	$130,471
Series 2015-C02 1M2
9.395%, 5/25/25(l)	40,323	41,011
Series 2016-C02 1M2
11.395%, 9/25/28(l)	167,679	172,709
PMT Credit Risk Transfer Trust,
Series 2019-3R A
9.061%, 11/27/31(l)§	76,879	77,131

Total Collateralized Mortgage Obligations		26,475,629

Commercial Mortgage-Backed Securities (1.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§	1,250,000	1,046,938
BBCMS Mortgage Trust,
Series 2020-BID A
7.351%, 10/15/37(l)§	3,190,000	3,184,022
BFLD Mortgage Trust,
Series 2021-FPM A
6.811%, 6/15/38(l)§	4,795,000	4,783,476
CLNY Trust,
Series 2019-IKPR D
7.258%, 11/15/38(l)§	1,232,000	1,153,580
GCT Commercial Mortgage Trust,
Series 2021-GCT B
6.461%, 2/15/38(l)§	2,996,618	927,326
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	1,917,639	1,858,679
Series 2011-GC5 D
5.297%, 8/10/44(l)§	49,051	26,526
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	1,033,347	969,941

Total Commercial Mortgage-Backed Securities		13,950,488

Corporate Bonds (8.7%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25	1,728,000	1,717,128

Total Communication Services		1,717,128

Consumer Discretionary (0.8%)
Automobiles (0.5%)
BMW US Capital LLC
4.600%, 8/13/27§	1,419,000	1,435,127
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,462,103
Mercedes-Benz Finance North America LLC
4.750%, 8/1/27§	1,403,000	1,423,460

		4,320,690

Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.
5.000%, 5/17/29	880,000	911,217
Starbucks Corp.
4.850%, 2/8/27(x)	1,415,000	1,437,870

		2,349,087

Specialty Retail (0.1%)
Home Depot, Inc. (The)
4.875%, 6/25/27	746,000	764,955

Total Consumer Discretionary		7,434,732

Consumer Staples (0.7%)
Beverages (0.1%)
Keurig Dr Pepper, Inc.
5.050%, 3/15/29(x)	1,409,000	1,452,653

Consumer Staples Distribution & Retail (0.1%)
Kroger Co. (The)
4.700%, 8/15/26	653,000	657,647

Food Products (0.2%)
Campbell Soup Co.
5.300%, 3/20/26	1,401,000	1,420,941
General Mills, Inc.
4.700%, 1/30/27	382,000	386,252

		1,807,193

Tobacco (0.3%)
Philip Morris International, Inc.
5.000%, 11/17/25	1,509,000	1,520,283
4.875%, 2/13/26	1,517,000	1,531,413

		3,051,696

Total Consumer Staples		6,969,189

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
BP Capital Markets America, Inc.
5.017%, 11/17/27	1,401,000	1,439,667
Continental Resources, Inc.
4.375%, 1/15/28	1,426,000	1,404,439
Diamondback Energy, Inc.
5.200%, 4/18/27	756,000	770,940
Williams Cos., Inc. (The)
4.800%, 11/15/29	644,000	652,479

Total Energy		4,267,525

Financials (4.3%)
Banks (2.6%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	1,600,000	1,614,286
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)	400,000	408,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	$600,000	$593,771
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28(k)	400,000	408,987
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	424,000	429,107
Bank of Montreal
5.370%, 6/4/27	1,400,000	1,446,824
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26(k)	986,000	1,011,784
(SOFR + 1.49%), 5.674%, 3/12/28(k)	372,000	381,730
Canadian Imperial Bank of Commerce
(SOFR + 0.93%), 4.508%, 9/11/27(k)	1,409,000	1,416,456
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26(k)§	919,000	922,048
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26(k)	2,908,000	2,880,983
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,051,000	1,057,228
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28(k)	1,396,000	1,419,860
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	810,000	843,706
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)	467,000	480,854
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)	520,000	535,085
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)	691,000	703,159
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)	1,509,000	1,540,900
Skandinaviska Enskilda Banken AB
5.125%, 3/5/27§	305,000	311,556
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§	1,392,000	1,409,933
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)§	271,000	271,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§	892,000	886,202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27(k)§	502,000	515,439
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29	911,000	948,341
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§	270,000	271,721
Wells Fargo Bank NA
4.811%, 1/15/26	1,396,000	1,406,947

		24,116,728

Capital Markets (0.5%)
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	589,000	593,612
(SOFR + 2.52%), 7.146%, 7/13/27(k)	542,000	564,103
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28(k)	942,000	974,601
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	924,056
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26(k)§	596,000	594,323
(SOFR + 3.34%), 6.373%, 7/15/26(k)§	910,000	920,238

		4,570,933

Consumer Finance (0.8%)
American Express Co.
(United States SOFR Compounded Index + 0.75%), 5.645%, 4/23/27(k)	661,000	673,419
(SOFR + 0.97%), 5.389%, 7/28/27(k)	749,000	763,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Caterpillar Financial Services Corp.
5.150%, 8/11/25	$1,442,000	$1,453,221
General Motors Financial Co., Inc.
5.400%, 5/8/27	497,000	508,196
5.800%, 6/23/28	892,000	923,691
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	604,895
6.500%, 3/10/28§	768,000	801,867
5.950%, 6/11/29§	3,000	3,066
Synchrony Financial
4.875%, 6/13/25	853,000	850,807
3.950%, 12/1/27	895,000	868,075

		7,450,827

Financial Services (0.1%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)(x)§	1,611,000	1,553,065

Insurance (0.3%)
Athene Global Funding
5.620%, 5/8/26§	1,410,000	1,431,807
Met Tower Global Funding
5.250%, 4/12/29§	1,421,000	1,479,218

		2,911,025

Total Financials		40,602,578

Health Care (0.5%)
Health Care Providers & Services (0.1%)
Elevance Health, Inc.
5.150%, 6/15/29	316,000	327,451
McKesson Corp.
4.900%, 7/15/28	942,000	969,318

		1,296,769

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	1,442,000	1,467,052

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
4.950%, 2/20/26	713,000	722,433
Eli Lilly and Co.
4.500%, 2/9/27	1,414,000	1,432,991

		2,155,424

Total Health Care		4,919,245

Industrials (1.0%)
Aerospace & Defense (0.1%)
Boeing Co. (The)
3.250%, 2/1/28	954,000	902,462
6.298%, 5/1/29§	221,000	232,594

		1,135,056

Commercial Services & Supplies (0.1%)
Waste Management, Inc.
4.950%, 7/3/27	1,082,000	1,110,732

Ground Transportation (0.1%)
Ryder System, Inc.
5.375%, 3/15/29	933,000	966,721

Industrial Conglomerates (0.2%)
Honeywell International, Inc.
4.650%, 7/30/27	1,403,000	1,431,727

Machinery (0.2%)
CNH Industrial Capital LLC
3.950%, 5/23/25	1,680,000	1,669,189

Trading Companies & Distributors (0.3%)
Aircastle Ltd.
5.950%, 2/15/29§	297,000	307,115
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	387,434
1.950%, 1/30/26§	1,884,000	1,812,052
1.950%, 9/20/26§	623,000	590,240

		3,096,841

Total Industrials		9,410,266

Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Broadcom, Inc.
5.050%, 7/12/27	530,000	541,549
4.150%, 2/15/28	212,000	211,639

		753,188

Technology Hardware, Storage & Peripherals (0.0%)†
Hewlett Packard Enterprise Co.
4.400%, 9/25/27	573,000	573,768

Total Information Technology		1,326,956

Materials (0.2%)
Metals & Mining (0.2%)
Glencore Funding LLC
5.338%, 4/4/27§	1,403,000	1,437,073

Total Materials		1,437,073

Real Estate (0.2%)
Specialized REITs (0.2%)
American Tower Corp. (REIT)
5.250%, 7/15/28(x)	765,000	787,171
5.200%, 2/15/29	296,000	304,622
Crown Castle, Inc. (REIT)
5.600%, 6/1/29	599,000	625,592

Total Real Estate		1,717,385

Utilities (0.2%)
Electric Utilities (0.2%)
Eversource Energy
5.000%, 1/1/27	1,396,000	1,414,678
Pacific Gas and Electric Co.
5.550%, 5/15/29	217,000	225,066

Total Utilities		1,639,744

Total Corporate Bonds		81,441,821

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	651,251	614,459
3.500%, 11/1/49	3,301,119	3,114,732

Total Mortgage-Backed Securities		3,729,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	$18,000	$17,610
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,972
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,374
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	8,587
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,850
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	6,542
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	7,321
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	6,117
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	8,472
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	7,412
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	7,204
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,714
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	36,000	41,106
Los Angeles Community College District
6.600%, 8/1/42	31,000	36,010
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	30,000	30,383
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	9,023
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,446
6.648%, 11/15/39	6,000	6,675
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	11,416
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	35,261
North Texas Tollway Authority
6.718%, 1/1/49	8,000	9,486
Ohio State University (The)
4.910%, 6/1/40	6,000	5,921
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	9,392
5.561%, 12/1/49	7,000	7,416
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,577
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.918%, 4/1/40	1,000	1,178
7.043%, 4/1/50	6,000	7,402
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	7,257
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	999
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.600%, 3/15/40	$6,000	$6,289
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,296

Total Municipal Bonds		349,834

U.S. Government Agency Securities (40.3%)
FFCB
1.125%, 1/6/25	7,000,000	6,936,718
4.000%, 1/13/26	50,000,000	50,048,565
4.125%, 1/22/26	20,000,000	20,050,854
4.625%, 3/5/26	39,781,000	40,198,291
4.375%, 6/23/26	30,892,000	31,246,557
4.500%, 8/14/26	10,000,000	10,153,580
FHLB
4.500%, 10/3/24	45,000,000	44,998,380
4.625%, 3/14/25	50,000,000	50,028,200
1.875%, 9/11/26	20,000,000	19,335,806
4.125%, 1/15/27	2,400,000	2,423,853
4.750%, 4/9/27	10,695,000	10,982,999
4.000%, 6/30/28	40,000,000	40,554,036
5.500%, 7/15/36	12,000	13,625
FHLMC
1.500%, 2/12/25	25,500,000	25,221,293
0.375%, 7/21/25	12,900,000	12,524,259
0.375%, 9/23/25	3,000,000	2,895,830
FNMA
0.750%, 10/8/27	5,000,000	4,592,314
6.250%, 5/15/29	5,000,000	5,559,190

Total U.S. Government Agency Securities		377,764,350

U.S. Treasury Obligations (29.4%)
U.S. Treasury Notes
4.375%, 10/31/24	16,335,300	16,326,031
4.250%, 12/31/24	52,140,400	52,075,929
5.000%, 10/31/25	91,292,200	92,285,377
4.875%, 11/30/25	14,762,900	14,923,252
4.250%, 12/31/25	4,974,300	4,996,443
4.250%, 1/31/26	22,480,500	22,599,977
4.625%, 2/28/26	18,816,900	19,026,584
4.500%, 3/31/26	15,214,800	15,374,653
4.625%, 6/30/26	4,662,500	4,733,960
4.375%, 7/31/26	17,358,500	17,567,255
4.000%, 2/29/28	4,727,000	4,790,203
4.625%, 9/30/28	4,286,400	4,450,967
4.875%, 10/31/28	2,083,000	2,183,980
3.750%, 12/31/28	4,114,400	4,140,111

Total U.S. Treasury Obligations		275,474,722

Total Long-Term Debt Securities (89.0%) (Cost $832,303,428)		834,107,302

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	1,733,468	1,733,468

Total Investment Companies		1,933,468

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (9.7%)
U.S. Treasury Bills
4.55%, 10/24/24(p)	$18,935,200	18,877,955
4.59%, 11/14/24(p)	18,214,400	18,110,429
4.44%, 12/17/24(p)	15,271,100	15,125,737
4.48%, 1/16/25(p)	22,912,800	22,608,727
4.48%, 1/28/25(p)	17,000,000	16,749,809

Total U.S. Treasury Obligations		91,472,657

Total Short-Term Investments (9.9%) (Cost $93,338,979)		93,406,125

Total Investments in Securities (98.9%) (Cost $925,642,407)		927,513,427
Other Assets Less Liabilities (1.1%)		9,876,432

Net Assets (100%)		$937,389,859

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $96,457,400 or 10.3% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $1,888,176. This was collateralized by cash of $1,933,468 which was subsequently invested in investment companies.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	233	12/2024	USD	48,520,430	76,617

					76,617

Short Contracts
U.S. Treasury 5 Year Note	(591)	12/2024	USD	(64,940,742)	(185,608)
U.S. Treasury 10 Year Note	(42)	12/2024	USD	(4,799,813)	(4,621)
U.S. Treasury Ultra Bond	(4)	12/2024	USD	(532,375)	1,338

					(188,891)

					(112,274)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$54,921,267	$—	$54,921,267
Collateralized Mortgage Obligations	—	26,475,629	—	26,475,629
Commercial Mortgage-Backed Securities	—	13,950,488	—	13,950,488
Corporate Bonds
Communication Services	—	1,717,128	—	1,717,128
Consumer Discretionary	—	7,434,732	—	7,434,732
Consumer Staples	—	6,969,189	—	6,969,189
Energy	—	4,267,525	—	4,267,525
Financials	—	40,602,578	—	40,602,578
Health Care	—	4,919,245	—	4,919,245
Industrials	—	9,410,266	—	9,410,266
Information Technology	—	1,326,956	—	1,326,956
Materials	—	1,437,073	—	1,437,073
Real Estate	—	1,717,385	—	1,717,385
Utilities	—	1,639,744	—	1,639,744
Futures	77,955	—	—	77,955
Mortgage-Backed Securities	—	3,729,191	—	3,729,191
Municipal Bonds	—	349,834	—	349,834
Short-Term Investments
Investment Companies	1,933,468	—	—	1,933,468
U.S. Treasury Obligations	—	91,472,657	—	91,472,657
U.S. Government Agency Securities	—	377,764,350	—	377,764,350
U.S. Treasury Obligations	—	275,474,722	—	275,474,722

Total Assets	$2,011,423	$925,579,959	$—	$927,591,382

Liabilities:
Futures	$(190,229)	$—	$—	$(190,229)

Total Liabilities	$(190,229)	$—	$—	$(190,229)

Total	$1,821,194	$925,579,959	$—	$927,401,153

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,707,544
Aggregate gross unrealized depreciation	(5,378,965)

Net unrealized appreciation	$2,328,579

Federal income tax cost of investments in securities and derivative instruments, if applicable	$925,072,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	3,130	$117,876
AST SpaceMobile, Inc., Class A(x)*	50,280	1,314,822
ATN International, Inc.	6,850	221,529
Bandwidth, Inc., Class A*	10,300	180,353
Cogent Communications Holdings, Inc.	15,982	1,213,354
Consolidated Communications Holdings, Inc.*	24,252	112,529
Globalstar, Inc.(x)*	243,100	301,444
IDT Corp., Class B	8,000	305,360
Liberty Latin America Ltd., Class A*	11,960	114,577
Liberty Latin America Ltd., Class C*	48,523	460,483
Lumen Technologies, Inc.*	386,530	2,744,363
Shenandoah Telecommunications Co.	24,728	348,912

		7,435,602

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A*	106,260	483,483
Atlanta Braves Holdings, Inc., Class A*	4,800	202,320
Atlanta Braves Holdings, Inc., Class C*	19,160	762,568
Cinemark Holdings, Inc.*	40,640	1,131,418
Eventbrite, Inc., Class A*	32,100	87,633
Golden Matrix Group, Inc.(x)*	2,380	5,545
IMAX Corp.*	16,240	333,082
Lions Gate Entertainment Corp., Class A*	23,170	181,421
Lions Gate Entertainment Corp., Class B*	46,100	319,012
LiveOne, Inc.*	3,510	3,330
Madison Square Garden Entertainment Corp., Class A*	16,581	705,190
Marcus Corp. (The)	3,310	49,882
Playstudios, Inc.*	9,240	13,952
Reservoir Media, Inc.*	2,360	19,140
Sphere Entertainment Co.*	10,111	446,704
Vivid Seats, Inc., Class A*	33,450	123,765

		4,868,445

Interactive Media & Services (0.3%)
Bumble, Inc., Class A(x)*	31,400	200,332
Cargurus, Inc., Class A*	35,774	1,074,293
Cars.com, Inc.*	24,620	412,631
EverQuote, Inc., Class A*	9,590	202,253
Getty Images Holdings, Inc.(x)*	7,390	28,156
Grindr, Inc.*	12,980	154,851
MediaAlpha, Inc., Class A*	12,360	223,840
Nextdoor Holdings, Inc.*	15,350	38,068
Outbrain, Inc.*	1,400	6,804
QuinStreet, Inc.*	19,950	381,644
Shutterstock, Inc.(x)	9,700	343,089
System1, Inc.(x)*	2,320	2,598
TrueCar, Inc.*	36,210	124,925
Vimeo, Inc.*	52,100	263,105
Yelp, Inc., Class A*	27,700	971,716
Ziff Davis, Inc.*	16,800	817,488
ZipRecruiter, Inc., Class A*	29,100	276,450

		5,522,243

Media (0.4%)
Advantage Solutions, Inc.(x)*	36,260	124,372
AMC Networks, Inc., Class A(x)*	26,110	226,896
Boston Omaha Corp., Class A*	6,010	89,369
Cable One, Inc.	2,160	755,546
Cardlytics, Inc.(x)*	18,490	59,168
Clear Channel Outdoor Holdings, Inc.*	167,500	268,000
EchoStar Corp., Class A*	45,566	1,130,948
Emerald Holding, Inc.(x)	4,670	23,303
Entravision Communications Corp., Class A	4,710	9,750
EW Scripps Co. (The), Class A*	29,325	65,835
Gambling.com Group Ltd.*	3,340	33,467
Gannett Co., Inc.*	39,570	222,383
Gray Television, Inc.	41,800	224,048
Ibotta, Inc., Class A*	2,910	179,285
iHeartMedia, Inc., Class A*	53,250	98,513
Innovid Corp.*	3,330	5,994
Integral Ad Science Holding Corp.*	25,000	270,250
John Wiley & Sons, Inc., Class A	12,290	592,992
Magnite, Inc.*	48,238	668,096
National CineMedia, Inc.*	1,330	9,377
PubMatic, Inc., Class A*	15,200	226,024
Scholastic Corp.	13,300	425,733
Sinclair, Inc.(x)	17,470	267,291
Stagwell, Inc., Class A*	41,500	291,330
TechTarget, Inc.*	12,000	293,400
TEGNA, Inc.	71,950	1,135,371
Thryv Holdings, Inc.*	11,880	204,692
Townsquare Media, Inc., Class A	440	4,470
WideOpenWest, Inc.*	16,450	86,363

		7,992,266

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	25,100	180,218
Spok Holdings, Inc.	2,740	41,264
Telephone and Data Systems, Inc.	40,500	941,625

		1,163,107

Total Communication Services		26,981,663

Consumer Discretionary (12.8%)
Automobile Components (0.6%)
Adient plc*	34,950	788,821
American Axle & Manufacturing Holdings, Inc.*	47,100	291,078
Cooper-Standard Holdings, Inc.*	2,330	32,317
Dana, Inc.	47,000	496,320
Dorman Products, Inc.*	10,600	1,199,072
Fox Factory Holding Corp.*	16,800	697,200
Gentherm, Inc.*	10,230	476,207
Goodyear Tire & Rubber Co. (The)*	110,686	979,571
Holley, Inc.*	12,510	36,905
LCI Industries	9,900	1,193,346
Luminar Technologies, Inc., Class A(x)*	86,900	78,184
Modine Manufacturing Co.*	19,300	2,562,847
Patrick Industries, Inc.	7,950	1,131,841
Phinia, Inc.	17,350	798,621
Solid Power, Inc.(x)*	43,860	59,211
Standard Motor Products, Inc.	9,700	322,040
Stoneridge, Inc.*	9,400	105,186
Visteon Corp.*	10,100	961,924
XPEL, Inc.(m)*	7,900	342,623

		12,553,314

Automobiles (0.1%)
Canoo, Inc.(x)*	49,090	48,280
Livewire Group, Inc.(x)*	2,300	14,030
Winnebago Industries, Inc.	11,380	661,292

		723,602

Broadline Retail (0.6%)
1stdibs.com, Inc.*	1,120	4,939
Groupon, Inc.(x)*	7,650	74,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ollie’s Bargain Outlet Holdings, Inc.*	122,470	$11,904,084
Savers Value Village, Inc.(x)*	15,360	161,587

		12,145,427

Distributors (0.0%)†
A-Mark Precious Metals, Inc.(x)	6,400	282,624
GigaCloud Technology, Inc., Class A(x)*	8,970	206,131
Weyco Group, Inc.	220	7,489

		496,244

Diversified Consumer Services (1.5%)
Adtalem Global Education, Inc.*	14,813	1,118,085
American Public Education, Inc.*	1,960	28,910
Carriage Services, Inc., Class A	3,700	121,471
Chegg, Inc.*	95,290	168,663
Coursera, Inc.*	49,050	389,457
Duolingo, Inc., Class A*	73,410	20,703,088
European Wax Center, Inc., Class A*	16,720	113,696
Frontdoor, Inc.*	30,100	1,444,499
Graham Holdings Co., Class B	1,330	1,092,888
Laureate Education, Inc.	48,800	810,568
Lincoln Educational Services Corp.*	2,070	24,716
Mister Car Wash, Inc.*	35,770	232,863
Nerdy, Inc.(x)*	31,980	31,439
OneSpaWorld Holdings Ltd.	38,380	633,654
Perdoceo Education Corp.	20,470	455,253
Strategic Education, Inc.	8,431	780,289
Stride, Inc.*	15,020	1,281,356
Udemy, Inc.*	26,300	195,672
Universal Technical Institute, Inc.*	14,400	234,144

		29,860,711

Hotels, Restaurants & Leisure (3.3%)
Accel Entertainment, Inc., Class A*	19,860	230,773
Bally’s Corp.*	12,220	210,795
Biglari Holdings, Inc., Class B*	70	12,041
BJ’s Restaurants, Inc.*	6,700	218,152
Bloomin’ Brands, Inc.	30,970	511,934
Brinker International, Inc.*	16,340	1,250,500
Cava Group, Inc.*	93,470	11,576,259
Cheesecake Factory, Inc. (The)	16,830	682,456
Chuy’s Holdings, Inc.*	5,840	218,416
Cracker Barrel Old Country Store, Inc.(x)	8,485	384,795
Dave & Buster’s Entertainment, Inc.*	13,460	458,313
Denny’s Corp.*	25,242	162,811
Despegar.com Corp.*	23,490	291,276
Dine Brands Global, Inc.	3,420	106,807
DraftKings, Inc., Class A*	121,280	4,754,176
El Pollo Loco Holdings, Inc.*	5,010	68,637
Empire Resorts, Inc.(r)*	400	—
Everi Holdings, Inc.*	26,600	349,524
First Watch Restaurant Group, Inc.*	13,040	203,424
Full House Resorts, Inc.*	1,760	8,835
Global Business Travel Group I(x)*	47,940	368,659
Golden Entertainment, Inc.	6,400	203,456
Hilton Grand Vacations, Inc.*	28,740	1,043,837
Inspired Entertainment, Inc.*	1,610	14,925
International Game Technology plc	43,468	925,868
Jack in the Box, Inc.	7,550	351,377
Krispy Kreme, Inc.	32,583	349,941
Kura Sushi USA, Inc., Class A(x)*	2,400	193,344
Life Time Group Holdings, Inc.*	22,480	548,962
Lindblad Expeditions Holdings, Inc.*	16,440	152,070
Monarch Casino & Resort, Inc.	4,900	388,423
Mondee Holdings, Inc., Class A(x)*	3,840	5,338
Nathan’s Famous, Inc.	100	8,090
ONE Group Hospitality, Inc. (The)*	4,360	16,045
Papa John’s International, Inc.	13,066	703,865
PlayAGS, Inc.*	6,330	72,099
Portillo’s, Inc., Class A(x)*	20,630	277,886
Potbelly Corp.*	5,570	46,454
RCI Hospitality Holdings, Inc.(x)	3,990	177,754
Red Rock Resorts, Inc., Class A	18,260	994,074
Rush Street Interactive, Inc.*	20,800	225,680
Sabre Corp.*	118,700	435,629
Shake Shack, Inc., Class A*	14,070	1,452,165
Six Flags Entertainment Corp.	34,835	1,404,199
Super Group SGHC Ltd.	56,770	206,075
Sweetgreen, Inc., Class A*	36,291	1,286,516
Target Hospitality Corp.*	24,230	188,509
United Parks & Resorts, Inc.(x)*	13,700	693,220
Vacasa, Inc., Class A(x)*	950	2,670
Viking Holdings Ltd.*	390,037	13,608,391
Wingstop, Inc.	46,022	19,148,834
Xponential Fitness, Inc., Class A*	11,200	138,880

		67,333,159

Household Durables (2.7%)
Beazer Homes USA, Inc.*	11,200	382,704
Cavco Industries, Inc.*	2,990	1,280,438
Century Communities, Inc.	10,350	1,065,843
Champion Homes, Inc.*	19,960	1,893,206
Cricut, Inc., Class A(x)	24,030	166,528
Dream Finders Homes, Inc., Class A*	9,020	326,614
Ethan Allen Interiors, Inc.	8,510	271,384
Flexsteel Industries, Inc.	330	14,616
GoPro, Inc., Class A*	72,620	98,763
Green Brick Partners, Inc.*	12,010	1,003,075
Hamilton Beach Brands Holding Co., Class A	440	13,389
Helen of Troy Ltd.*	9,033	558,691
Hooker Furnishings Corp.	750	13,560
Hovnanian Enterprises, Inc., Class A*	1,820	371,953
Installed Building Products, Inc.	8,830	2,174,564
iRobot Corp.*	11,720	101,847
KB Home	26,549	2,274,984
Landsea Homes Corp.*	6,760	83,486
La-Z-Boy, Inc.	16,360	702,335
Legacy Housing Corp.*	3,260	89,161
LGI Homes, Inc.*	7,040	834,381
Lifetime Brands, Inc.	710	4,643
Lovesac Co. (The)(x)*	9,860	282,489
M/I Homes, Inc.*	10,040	1,720,454
Meritage Homes Corp.	13,270	2,721,279
NVR, Inc.*	1,427	14,001,439
Purple Innovation, Inc., Class A*	22,810	22,552
SharkNinja, Inc.	156,511	17,014,311
Sonos, Inc.*	52,188	641,390
Taylor Morrison Home Corp., Class A*	39,660	2,786,512
Traeger, Inc.*	6,850	25,208
Tri Pointe Homes, Inc.*	35,830	1,623,457
United Homes Group, Inc.*	210	1,289
Vizio Holding Corp., Class A(x)*	26,400	294,888
Worthington Enterprises, Inc.	11,699	484,924

		55,346,357

Leisure Products (0.2%)
Acushnet Holdings Corp.(x)	11,490	732,487
AMMO, Inc.(x)*	18,420	26,341
Clarus Corp.	5,410	24,345
Escalade, Inc.	340	4,784
Funko, Inc., Class A*	21,960	268,351
JAKKS Pacific, Inc.*	4,210	107,439
Johnson Outdoors, Inc., Class A	2,450	88,690
Latham Group, Inc.*	7,960	54,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Malibu Boats, Inc., Class A*	9,700	$376,457
Marine Products Corp.	1,850	17,927
MasterCraft Boat Holdings, Inc.*	5,840	106,346
Peloton Interactive, Inc., Class A*	129,190	604,609
Smith & Wesson Brands, Inc.	16,000	207,680
Solo Brands, Inc., Class A(x)*	2,870	4,047
Sturm Ruger & Co., Inc.	8,300	345,944
Topgolf Callaway Brands Corp.*	54,400	597,312
Vista Outdoor, Inc.*	21,126	827,717

		4,394,604

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	14,810	117,443
Aaron’s Co., Inc. (The)	25,860	257,307
Abercrombie & Fitch Co., Class A*	18,720	2,618,928
Academy Sports & Outdoors, Inc.	26,940	1,572,218
aka Brands Holding Corp.*	90	2,125
American Eagle Outfitters, Inc.	69,100	1,547,149
America’s Car-Mart, Inc.*	2,940	123,245
Arhaus, Inc., Class A	19,570	240,907
Arko Corp.	32,410	227,518
Asbury Automotive Group, Inc.*	7,710	1,839,529
BARK, Inc.*	19,330	31,508
Beyond, Inc.*	16,500	166,320
Boot Barn Holdings, Inc.*	10,850	1,814,988
Buckle, Inc. (The)	11,600	510,052
Build-A-Bear Workshop, Inc.	5,590	192,128
Burlington Stores, Inc.*	47,010	12,386,195
Caleres, Inc.	15,400	508,970
Camping World Holdings, Inc., Class A	16,900	409,318
Citi Trends, Inc.*	1,580	29,025
Designer Brands, Inc., Class A(x)	41,160	303,761
Destination XL Group, Inc.*	6,630	19,492
EVgo, Inc., Class A(x)*	37,150	153,801
Foot Locker, Inc.	30,200	780,368
Genesco, Inc.*	7,730	210,024
Group 1 Automotive, Inc.	5,247	2,009,811
GrowGeneration Corp.(x)*	44,600	94,998
Haverty Furniture Cos., Inc.	6,800	186,796
J Jill, Inc.	4,190	103,367
Lands’ End, Inc.*	3,410	58,891
Leslie’s, Inc.*	68,120	215,259
MarineMax, Inc.*	6,500	229,255
Monro, Inc.	14,850	428,571
National Vision Holdings, Inc.*	33,461	365,059
ODP Corp. (The)*	13,020	387,345
OneWater Marine, Inc., Class A*	2,850	68,143
Petco Health & Wellness Co., Inc., Class A*	54,130	246,291
RealReal, Inc. (The)(x)*	18,200	57,148
Revolve Group, Inc., Class A*	14,400	356,832
RumbleON, Inc., Class B(x)*	1,540	7,377
Sally Beauty Holdings, Inc.*	39,980	542,529
Shoe Carnival, Inc.(x)	6,400	280,640
Signet Jewelers Ltd.	17,000	1,753,380
Sleep Number Corp.*	13,570	248,602
Sonic Automotive, Inc., Class A	6,020	352,050
Stitch Fix, Inc., Class A*	69,600	196,272
ThredUp, Inc., Class A(x)*	9,570	8,058
Tile Shop Holdings, Inc.*	2,750	18,122
Tilly’s, Inc., Class A*	2,130	10,863
Torrid Holdings, Inc.*	7,090	27,864
Upbound Group, Inc.	20,530	656,755
Urban Outfitters, Inc.*	24,480	937,829
Victoria’s Secret & Co.*	29,980	770,486
Warby Parker, Inc., Class A*	30,400	496,432
Wayfair, Inc., Class A(x)*	188,511	10,590,548
Winmark Corp.	1,100	421,223
Zumiez, Inc.*	9,480	201,924

		48,391,039

Textiles, Apparel & Luxury Goods (1.4%)
Birkenstock Holding plc*	177,940	8,770,663
Deckers Outdoor Corp.*	78,634	12,538,191
Figs, Inc., Class A*	46,400	317,376
G-III Apparel Group Ltd.*	17,500	534,100
Hanesbrands, Inc.*	134,980	992,103
Kontoor Brands, Inc.	20,940	1,712,473
Movado Group, Inc.	7,660	142,476
Oxford Industries, Inc.	5,580	484,121
Rocky Brands, Inc.	740	23,576
Steven Madden Ltd.	28,043	1,373,827
Superior Group of Cos., Inc.	1,130	17,504
Vera Bradley, Inc.*	9,670	52,798
Wolverine World Wide, Inc.	32,200	560,924

		27,520,132

Total Consumer Discretionary		258,764,589

Consumer Staples (2.8%)
Beverages (0.2%)
Duckhorn Portfolio, Inc. (The)*	27,600	160,356
MGP Ingredients, Inc.(x)	5,400	449,550
National Beverage Corp.	10,800	506,952
Primo Water Corp.	58,934	1,488,084
Vita Coco Co., Inc. (The)*	15,000	424,650

		3,029,592

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	13,600	681,904
Chefs’ Warehouse, Inc. (The)*	14,200	596,542
HF Foods Group, Inc.*	6,420	22,919
Ingles Markets, Inc., Class A	6,200	462,520
Natural Grocers by Vitamin Cottage, Inc.	2,310	68,584
PriceSmart, Inc.	9,000	826,020
SpartanNash Co.	13,800	309,258
Sprouts Farmers Market, Inc.*	38,490	4,249,681
United Natural Foods, Inc.*	24,500	412,090
Village Super Market, Inc., Class A	900	28,611
Weis Markets, Inc.	5,800	399,794

		8,057,923

Food Products (1.2%)
Alico, Inc.	760	21,257
B&G Foods, Inc.	25,300	224,664
Beyond Meat, Inc.(x)*	30,310	205,502
BRC, Inc., Class A(x)*	26,700	91,314
Calavo Growers, Inc.	6,540	186,586
Cal-Maine Foods, Inc.	14,870	1,112,871
Dole plc	27,430	446,835
Forafric Global plc(x)*	620	7,031
Fresh Del Monte Produce, Inc.	12,400	366,296
Freshpet, Inc.*	109,885	15,028,971
Hain Celestial Group, Inc. (The)*	27,400	236,462
J & J Snack Foods Corp.	5,610	965,593
John B Sanfilippo & Son, Inc.	3,000	282,930
Lancaster Colony Corp.	7,800	1,377,246
Lifeway Foods, Inc.*	1,970	51,062
Limoneira Co.	1,670	44,255
Mama’s Creations, Inc.*	4,100	29,930
Mission Produce, Inc.*	20,610	264,220
Seneca Foods Corp., Class A*	1,140	71,056
Simply Good Foods Co. (The)*	33,823	1,176,026
SunOpta, Inc.*	35,600	227,128
TreeHouse Foods, Inc.*	15,950	669,581
Utz Brands, Inc.(x)	23,600	417,720
Vital Farms, Inc.*	15,330	537,623
Westrock Coffee Co.*	8,720	56,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
WK Kellogg Co.	25,060	$428,777

		24,527,616

Household Products (0.1%)
Central Garden & Pet Co.*	2,580	94,092
Central Garden & Pet Co., Class A*	18,707	587,400
Energizer Holdings, Inc.	27,300	867,048
Oil-Dri Corp. of America	710	48,983
WD-40 Co.	4,910	1,266,191

		2,863,714

Personal Care Products (0.8%)
Beauty Health Co. (The)(x)*	82,610	118,958
BellRing Brands, Inc.*	220,690	13,400,297
Edgewell Personal Care Co.	18,780	682,465
Herbalife Ltd.(x)*	36,100	259,559
Honest Co., Inc. (The)*	7,260	25,918
Inter Parfums, Inc.	6,840	885,643
Medifast, Inc.(x)*	13,600	260,304
Nature’s Sunshine Products, Inc.*	4,650	63,333
Nu Skin Enterprises, Inc., Class A	19,900	146,663
Olaplex Holdings, Inc.*	22,890	53,792
USANA Health Sciences, Inc.*	7,400	280,608
Veru, Inc.*	17,690	13,604
Waldencast plc, Class A*	3,400	12,376

		16,203,520

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	5,660	35,120
Turning Point Brands, Inc.	6,310	272,277
Universal Corp.	8,980	476,928
Vector Group Ltd.	60,794	907,046

		1,691,371

Total Consumer Staples		56,373,736

Energy (3.7%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	58,980	1,193,755
Atlas Energy Solutions, Inc.(x)	25,950	565,710
Borr Drilling Ltd.	80,000	439,200
Bristow Group, Inc., Class A*	7,973	276,583
Cactus, Inc., Class A	24,400	1,455,948
ChampionX Corp.	71,350	2,151,203
Core Laboratories, Inc.(x)	17,980	333,169
DMC Global, Inc.*	9,320	120,974
Drilling Tools International Corp.*	380	1,417
Expro Group Holdings NV*	36,183	621,262
Forum Energy Technologies, Inc.*	750	11,595
Geospace Technologies Corp.(x)*	910	9,409
Helix Energy Solutions Group, Inc.*	55,600	617,160
Helmerich & Payne, Inc.	36,280	1,103,638
Innovex International, Inc.*	15,700	230,476
Kodiak Gas Services, Inc.	6,040	175,160
Liberty Energy, Inc., Class A	56,890	1,086,030
Mammoth Energy Services, Inc.*	960	3,926
Nabors Industries Ltd.*	3,300	212,751
Natural Gas Services Group, Inc.*	660	12,613
Newpark Resources, Inc.*	27,260	188,912
Noble Corp. plc(x)	52,121	1,883,653
Oceaneering International, Inc.*	37,440	931,133
Oil States International, Inc.*	37,540	172,684
Patterson-UTI Energy, Inc.	152,517	1,166,755
ProFrac Holding Corp., Class A(x)*	25,520	173,281
ProPetro Holding Corp.*	33,200	254,312
Ranger Energy Services, Inc., Class A	2,700	32,157
RPC, Inc.	31,895	202,852
SEACOR Marine Holdings, Inc.*	3,780	36,477
Seadrill Ltd.*	28,430	1,129,808
Select Water Solutions, Inc., Class A	34,860	387,992
Solaris Energy Infrastructure, Inc., Class A	15,220	194,207
TechnipFMC plc	391,937	10,280,508
TETRA Technologies, Inc.*	60,500	187,550
Tidewater, Inc.*	17,460	1,253,453
Transocean Ltd.(x)*	278,620	1,184,135
Valaris Ltd.*	23,980	1,336,885

		31,618,733

Oil, Gas & Consumable Fuels (2.1%)
Aemetis, Inc.(x)*	4,550	10,465
Amplify Energy Corp.*	20,910	136,542
Ardmore Shipping Corp.	15,370	278,197
Berry Corp.	18,660	95,912
California Resources Corp.	27,300	1,432,431
Centrus Energy Corp., Class A*	5,390	295,642
Clean Energy Fuels Corp.*	30,290	94,202
CNX Resources Corp.*	54,690	1,781,253
Comstock Resources, Inc.(x)	35,700	397,341
CONSOL Energy, Inc.	10,600	1,109,290
Crescent Energy Co., Class A	52,308	572,773
CVR Energy, Inc.(x)	10,800	248,724
Delek US Holdings, Inc.	25,680	481,500
DHT Holdings, Inc.	51,900	572,457
Diversified Energy Co. plc(m)	17,950	204,271
Dorian LPG Ltd.	14,715	506,490
Empire Petroleum Corp.*	1,452	7,623
Encore Energy Corp.(x)*	54,640	220,746
Energy Fuels, Inc.(x)*	57,100	313,479
Evolution Petroleum Corp.	5,390	28,621
Excelerate Energy, Inc., Class A	9,450	207,995
FLEX LNG Ltd.	10,400	264,576
FutureFuel Corp.	18,910	108,732
Golar LNG Ltd.	37,320	1,371,883
Granite Ridge Resources, Inc.	11,660	69,260
Green Plains, Inc.*	22,100	299,234
Gulfport Energy Corp.*	4,950	749,183
Hallador Energy Co.*	11,570	109,105
HighPeak Energy, Inc.(x)	13,290	184,465
International Seaways, Inc.	14,415	743,237
Kinetik Holdings, Inc., Class A	13,510	611,463
Kosmos Energy Ltd.*	170,060	685,342
Magnolia Oil & Gas Corp., Class A	62,140	1,517,459
Murphy Oil Corp.	55,410	1,869,533
NACCO Industries, Inc., Class A	570	16,160
NextDecade Corp.*	43,400	204,414
Nordic American Tankers Ltd.	78,710	288,866
Northern Oil & Gas, Inc.	37,900	1,342,039
Par Pacific Holdings, Inc.*	21,190	372,944
PBF Energy, Inc., Class A	41,294	1,278,049
Peabody Energy Corp.	48,900	1,297,806
Permian Resources Corp.	809,609	11,018,778
PrimeEnergy Resources Corp.*	50	6,890
REX American Resources Corp.*	6,800	314,772
Riley Exploration Permian, Inc.	2,970	78,675
Ring Energy, Inc.(x)*	41,290	66,064
Sable Offshore Corp.*	19,280	455,586
SandRidge Energy, Inc.	15,990	195,558
Scorpio Tankers, Inc.	17,790	1,268,427
SFL Corp. Ltd.	47,800	553,046
Sitio Royalties Corp., Class A	30,957	645,144
SM Energy Co.	44,040	1,760,279
Talos Energy, Inc.*	66,240	685,584
Teekay Corp.*	9,820	90,344
Teekay Tankers Ltd., Class A	9,170	534,153
Uranium Energy Corp.(x)*	140,840	874,616
Ur-Energy, Inc.*	34,810	41,424
VAALCO Energy, Inc.	30,910	177,423
Verde Clean Fuels, Inc.(x)*	270	1,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vital Energy, Inc.(x)*	10,930	$294,017
Vitesse Energy, Inc.(x)	6,250	150,125
W&T Offshore, Inc.(x)	82,230	176,795
World Kinect Corp.	22,260	688,057

		42,456,538

Total Energy		74,075,271

Financials (12.5%)
Banks (4.8%)
1st Source Corp.	6,535	391,316
ACNB Corp.	760	33,189
Amalgamated Financial Corp.	10,010	314,014
Amerant Bancorp, Inc., Class A	10,400	222,248
Ameris Bancorp	24,920	1,554,759
Ames National Corp.	830	15,131
Arrow Financial Corp.	3,905	111,917
Associated Banc-Corp.	60,600	1,305,324
Atlantic Union Bankshares Corp.	34,676	1,306,245
Axos Financial, Inc.*	21,380	1,344,374
Banc of California, Inc.	51,210	754,323
BancFirst Corp.	8,200	863,050
Bancorp, Inc. (The)*	18,080	967,280
Bank First Corp.	3,580	324,706
Bank of Hawaii Corp.	15,040	944,061
Bank of Marin Bancorp	2,520	50,627
Bank of NT Butterfield & Son Ltd. (The)	18,080	666,790
Bank7 Corp.	560	20,983
BankUnited, Inc.	29,700	1,082,268
Bankwell Financial Group, Inc.	810	24,259
Banner Corp.	13,700	815,972
Bar Harbor Bankshares	1,860	57,362
BayCom Corp.	1,720	40,798
BCB Bancorp, Inc.	2,200	27,148
Berkshire Hills Bancorp, Inc.	20,400	549,372
Blue Foundry Bancorp*	2,300	23,575
Bridgewater Bancshares, Inc.*	4,730	67,024
Brookline Bancorp, Inc.	35,832	361,545
Burke & Herbert Financial Services Corp.	4,444	271,040
Business First Bancshares, Inc.	8,360	214,601
Byline Bancorp, Inc.	16,360	437,957
Cadence Bank	67,753	2,157,933
California Bancorp*	1,170	17,304
Camden National Corp.	5,055	208,873
Capital Bancorp, Inc.(x)	1,030	26,481
Capital City Bank Group, Inc.	5,870	207,152
Capitol Federal Financial, Inc.	60,600	353,904
Carter Bankshares, Inc.*	3,950	68,690
Cathay General Bancorp	29,001	1,245,593
Central Pacific Financial Corp.	8,730	257,622
Chemung Financial Corp.	440	21,129
ChoiceOne Financial Services, Inc.	650	20,091
Citizens & Northern Corp.	5,020	98,844
Citizens Financial Services, Inc.	404	23,735
City Holding Co.	5,540	650,341
Civista Bancshares, Inc.	4,090	72,884
CNB Financial Corp.(x)	4,020	96,721
Coastal Financial Corp.*	4,290	231,617
Colony Bankcorp, Inc.	2,290	35,541
Columbia Financial, Inc.*	13,360	228,055
Community Financial System, Inc.	19,366	1,124,584
Community Trust Bancorp, Inc.	6,100	302,926
Community West Bancshares	2,000	38,520
ConnectOne Bancorp, Inc.	13,940	349,197
CrossFirst Bankshares, Inc.*	16,830	280,893
Customers Bancorp, Inc.*	10,800	501,660
CVB Financial Corp.	51,335	914,790
Dime Community Bancshares, Inc.	15,719	452,707
Eagle Bancorp, Inc.	12,230	276,153
Eastern Bankshares, Inc.	77,404	1,268,652
Enterprise Bancorp, Inc.	1,600	51,136
Enterprise Financial Services Corp.	16,084	824,466
Equity Bancshares, Inc., Class A	4,430	181,098
Esquire Financial Holdings, Inc.	1,370	89,338
ESSA Bancorp, Inc.	790	15,184
Farmers & Merchants Bancorp, Inc.	1,910	52,811
Farmers National Banc Corp.	15,810	239,047
FB Financial Corp.	16,444	771,717
Fidelity D&D Bancorp, Inc.(x)	410	20,229
Financial Institutions, Inc.	3,150	80,231
First Bancorp (Nasdaq Stock Exchange)	17,188	714,849
First Bancorp (New York Stock Exchange)	64,080	1,356,574
First Bancorp, Inc. (The)	3,690	97,121
First Bancshares, Inc. (The)	11,630	373,672
First Bank	2,290	34,808
First Busey Corp.	18,701	486,600
First Business Financial Services, Inc.	660	30,089
First Commonwealth Financial Corp.	36,600	627,690
First Community Bankshares, Inc.	9,440	407,336
First Financial Bancorp	35,765	902,351
First Financial Bankshares, Inc.	48,240	1,785,362
First Financial Corp.	1,360	59,636
First Financial Northwest, Inc.	250	5,630
First Foundation, Inc.	28,540	178,090
First Internet Bancorp	510	17,473
First Interstate BancSystem, Inc., Class A	30,784	944,453
First Merchants Corp.	20,730	771,156
First Mid Bancshares, Inc.	7,700	299,607
First of Long Island Corp. (The)	6,730	86,615
First Western Financial, Inc.*	730	14,600
Five Star Bancorp	1,910	56,784
Flushing Financial Corp.	7,800	113,724
FS Bancorp, Inc.	650	28,918
Fulton Financial Corp.	68,260	1,237,554
FVCBankcorp, Inc.*	1,135	14,812
German American Bancorp, Inc.	10,730	415,788
Glacier Bancorp, Inc.	42,400	1,937,680
Great Southern Bancorp, Inc.	2,080	119,205
Greene County Bancorp, Inc.	1,370	42,333
Guaranty Bancshares, Inc.	1,870	64,291
Hancock Whitney Corp.	31,972	1,636,007
Hanmi Financial Corp.	13,010	241,986
HarborOne Bancorp, Inc.	8,440	109,551
HBT Financial, Inc.	2,740	59,951
Heartland Financial USA, Inc.	17,055	967,019
Heritage Commerce Corp.	15,990	157,981
Heritage Financial Corp.	15,266	332,341
Hilltop Holdings, Inc.	17,399	559,552
Hingham Institution For Savings (The)(x)	560	136,254
Home Bancorp, Inc.	1,400	62,412
Home BancShares, Inc.	71,075	1,925,422
HomeStreet, Inc.	14,590	229,938
HomeTrust Bancshares, Inc.	3,870	131,890
Hope Bancorp, Inc.	44,585	559,988
Horizon Bancorp, Inc.	17,900	278,345
Independent Bank Corp.	6,600	220,110
Independent Bank Corp./MA	15,885	939,280
Independent Bank Group, Inc.	13,962	805,049
International Bancshares Corp.	20,600	1,231,674
Investar Holding Corp.	350	6,790
John Marshall Bancorp, Inc.	940	18,593
Kearny Financial Corp.	34,525	237,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	10,455	$680,830
LCNB Corp.	1,450	21,852
LINKBANCORP, Inc.	540	3,461
Live Oak Bancshares, Inc.	12,400	587,388
Mercantile Bank Corp.	5,840	255,325
Metrocity Bankshares, Inc.	6,990	214,034
Metropolitan Bank Holding Corp.*	6,410	337,038
Mid Penn Bancorp, Inc.	2,080	62,046
Middlefield Banc Corp.	680	19,584
Midland States Bancorp, Inc.	6,950	155,541
MidWestOne Financial Group, Inc.	2,190	62,481
MVB Financial Corp.	1,420	27,491
National Bank Holdings Corp., Class A	14,100	593,610
National Bankshares, Inc.	670	20,033
NB Bancorp, Inc.*	14,870	275,987
NBT Bancorp, Inc.	16,295	720,728
New York Community Bancorp, Inc.(x)	96,883	1,087,996
Nicolet Bankshares, Inc.	4,800	459,024
Northeast Bank	1,210	93,327
Northeast Community Bancorp, Inc.	2,410	63,745
Northfield Bancorp, Inc.	22,000	255,200
Northrim Bancorp, Inc.	820	58,400
Northwest Bancshares, Inc.	55,870	747,541
Norwood Financial Corp.	780	21,512
Oak Valley Bancorp	770	20,459
OceanFirst Financial Corp.	24,343	452,536
OFG Bancorp	17,560	788,795
Old National Bancorp	120,206	2,243,044
Old Second Bancorp, Inc.	25,450	396,766
Orange County Bancorp, Inc.	570	34,382
Origin Bancorp, Inc.	10,870	349,579
Orrstown Financial Services, Inc.	6,950	249,922
Pacific Premier Bancorp, Inc.	38,550	969,918
Park National Corp.	5,220	876,856
Parke Bancorp, Inc.	900	18,810
Pathward Financial, Inc.	11,000	726,110
PCB Bancorp	1,050	19,730
Peapack-Gladstone Financial Corp.	5,440	149,110
Peoples Bancorp of North Carolina, Inc.(x)	190	4,824
Peoples Bancorp, Inc.	13,004	391,290
Peoples Financial Services Corp.	890	41,723
Pioneer Bancorp, Inc.*	920	10,092
Plumas Bancorp	480	19,574
Ponce Financial Group, Inc.*	2,580	30,160
Preferred Bank	4,900	393,225
Premier Financial Corp.	13,654	320,596
Primis Financial Corp.	4,930	60,047
Princeton Bancorp, Inc.	590	21,818
Provident Bancorp, Inc.(x)*	610	6,582
Provident Financial Services, Inc.	48,105	892,829
QCR Holdings, Inc.	5,800	429,374
RBB Bancorp	3,340	76,887
Red River Bancshares, Inc.	880	45,760
Renasant Corp.	20,560	668,200
Republic Bancorp, Inc., Class A	3,180	207,654
S&T Bancorp, Inc.	14,209	596,352
Sandy Spring Bancorp, Inc.	16,589	520,397
Seacoast Banking Corp. of Florida	31,385	836,410
ServisFirst Bancshares, Inc.	19,300	1,552,685
Shore Bancshares, Inc.	4,095	57,289
Sierra Bancorp	3,490	100,791
Simmons First National Corp., Class A	49,819	1,073,101
SmartFinancial, Inc.	2,440	71,102
South Plains Financial, Inc.	2,240	75,981
Southern First Bancshares, Inc.*	1,150	39,192
Southern Missouri Bancorp, Inc.	3,600	203,364
Southern States Bancshares, Inc.	740	22,740
Southside Bancshares, Inc.	14,736	492,624
SouthState Corp.	29,150	2,832,797
Stellar Bancorp, Inc.	24,164	625,606
Sterling Bancorp, Inc.*	1,320	6,006
Stock Yards Bancorp, Inc.	9,010	558,530
Texas Capital Bancshares, Inc.*	19,400	1,386,324
Third Coast Bancshares, Inc.*	1,610	43,100
Timberland Bancorp, Inc.	890	26,931
Tompkins Financial Corp.	7,351	424,814
Towne Bank	29,009	959,038
TriCo Bancshares	10,782	459,852
Triumph Financial, Inc.*	9,000	715,860
TrustCo Bank Corp.	6,930	229,175
Trustmark Corp.	23,320	742,042
UMB Financial Corp.	16,500	1,734,315
United Bankshares, Inc.	51,502	1,910,724
United Community Banks, Inc.	45,700	1,328,956
Unity Bancorp, Inc.	900	30,654
Univest Financial Corp.	11,100	312,354
USCB Financial Holdings, Inc.	1,680	25,620
Valley National Bancorp	167,509	1,517,632
Veritex Holdings, Inc.	17,824	469,128
Virginia National Bankshares Corp.(x)	730	30,405
WaFd, Inc.	28,748	1,001,868
Washington Trust Bancorp, Inc.	9,250	297,943
WesBanco, Inc.	22,675	675,262
West Bancorp, Inc.	5,140	97,711
Westamerica Bancorp	9,650	476,903
WSFS Financial Corp.	22,811	1,163,133

		96,558,765

Capital Markets (2.9%)
AlTi Global, Inc.(x)*	5,360	20,046
Artisan Partners Asset Management, Inc., Class A	22,740	985,097
B Riley Financial, Inc.(x)	15,760	82,740
BGC Group, Inc., Class A	152,750	1,402,245
Brightsphere Investment Group, Inc.	12,108	307,543
Cohen & Steers, Inc.	11,366	1,090,568
Diamond Hill Investment Group, Inc.	660	106,663
Donnelley Financial Solutions, Inc.*	9,220	606,952
Forge Global Holdings, Inc.*	27,100	35,501
GCM Grosvenor, Inc., Class A	7,480	84,674
Hamilton Lane, Inc., Class A	14,670	2,470,281
MarketWise, Inc.	11,700	7,819
Moelis & Co., Class A	26,090	1,787,426
Open Lending Corp.*	41,800	255,816
P10, Inc., Class A	19,800	212,058
Patria Investments Ltd., Class A	20,850	232,894
Perella Weinberg Partners, Class A	26,400	509,784
Piper Sandler Cos.	6,460	1,833,413
PJT Partners, Inc., Class A	87,193	11,626,315
Silvercrest Asset Management Group, Inc., Class A	1,100	18,964
StepStone Group, Inc., Class A	23,330	1,325,844
Stifel Financial Corp.	164,771	15,471,997
StoneX Group, Inc.*	9,669	791,698
TPG, Inc., Class A	251,600	14,482,096
Value Line, Inc.	210	9,765
Victory Capital Holdings, Inc., Class A	15,710	870,334
Virtus Investment Partners, Inc.	2,585	541,428
WisdomTree, Inc.(x)	53,000	529,470

		57,699,431

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,700	59,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Bread Financial Holdings, Inc.	18,200	$865,956
Consumer Portfolio Services, Inc.*	2,350	22,043
Encore Capital Group, Inc.*	11,250	531,788
Enova International, Inc.*	10,840	908,284
FirstCash Holdings, Inc.	14,954	1,716,719
Green Dot Corp., Class A*	22,730	266,168
LendingClub Corp.*	38,200	436,626
LendingTree, Inc.*	4,570	265,197
Medallion Financial Corp.	870	7,082
Moneylion, Inc.*	3,250	135,038
Navient Corp.	35,497	553,398
Nelnet, Inc., Class A	5,530	626,438
NerdWallet, Inc., Class A*	1,310	16,650
OppFi, Inc.(x)	11,320	53,544
PRA Group, Inc.*	17,960	401,586
PROG Holdings, Inc.	17,760	861,182
Regional Management Corp.	1,230	40,233
Upstart Holdings, Inc.*	27,640	1,105,876
World Acceptance Corp.*	1,910	225,342

		9,098,786

Financial Services (2.1%)
Acacia Research Corp.*	9,610	44,782
Alerus Financial Corp.	2,360	53,997
AvidXchange Holdings, Inc.*	66,390	538,423
Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	332,698
Burford Capital Ltd.(x)	76,550	1,015,053
Cannae Holdings, Inc.	27,500	524,150
Cantaloupe, Inc.*	15,310	113,294
Cass Information Systems, Inc.	5,093	211,258
Compass Diversified Holdings	30,690	679,170
Enact Holdings, Inc.	14,580	529,691
Essent Group Ltd.	39,040	2,509,882
Evertec, Inc.	28,186	955,223
Federal Agricultural Mortgage Corp., Class C	4,000	749,640
Flywire Corp.*	46,137	756,185
HA Sustainable Infrastructure Capital, Inc.(x)	42,950	1,480,486
I3 Verticals, Inc., Class A*	1,370	29,195
International Money Express, Inc.*	11,900	220,031
Jackson Financial, Inc., Class A	28,560	2,605,529
Marqeta, Inc., Class A*	187,960	924,763
Merchants Bancorp	5,910	265,714
Mr Cooper Group, Inc.*	23,871	2,200,429
NCR Atleos Corp.*	27,560	786,287
NewtekOne, Inc.	9,100	113,386
NMI Holdings, Inc., Class A*	30,920	1,273,595
Onity Group, Inc.*	790	25,233
Pagseguro Digital Ltd., Class A*	76,150	655,651
Payoneer Global, Inc.*	98,700	743,211
Paysafe Ltd.*	13,804	309,624
Paysign, Inc.*	13,830	50,756
PennyMac Financial Services, Inc.	9,710	1,106,649
Priority Technology Holdings, Inc.*	1,710	11,679
Radian Group, Inc.	58,626	2,033,736
Remitly Global, Inc.*	64,856	868,422
Repay Holdings Corp., Class A*	29,100	237,456
Sezzle, Inc.(x)*	920	156,943
Shift4 Payments, Inc., Class A(x)*	161,544	14,312,798
StoneCo Ltd., Class A*	111,640	1,257,066
SWK Holdings Corp.*	610	10,547
Velocity Financial, Inc.(x)*	1,010	19,806
Walker & Dunlop, Inc.	13,270	1,507,339
Waterstone Financial, Inc.	4,170	61,299

		42,281,076

Insurance (1.8%)
Ambac Financial Group, Inc.*	5,530	61,991
American Coastal Insurance Corp.*	11,560	130,281
AMERISAFE, Inc.	8,790	424,821
Baldwin Insurance Group, Inc. (The), Class A*	24,350	1,212,630
CNO Financial Group, Inc.	41,720	1,464,372
Crawford & Co., Class A	7,750	85,017
Donegal Group, Inc., Class A	7,660	112,908
Employers Holdings, Inc.	10,481	502,773
Enstar Group Ltd.*	4,750	1,527,552
F&G Annuities & Life, Inc.	6,980	312,145
Fidelis Insurance Holdings Ltd.	22,060	398,404
Genworth Financial, Inc., Class A*	160,038	1,096,260
GoHealth, Inc., Class A(x)*	1,210	11,350
Goosehead Insurance, Inc., Class A*	8,260	737,618
Greenlight Capital Re Ltd., Class A*	5,676	77,477
Hamilton Insurance Group Ltd., Class B*	14,860	287,392
HCI Group, Inc.	4,100	438,946
Heritage Insurance Holdings, Inc.*	2,890	35,374
Hippo Holdings, Inc.*	5,675	95,794
Horace Mann Educators Corp.	18,310	639,934
Investors Title Co.	230	52,854
James River Group Holdings Ltd.	33,910	212,616
Kingsway Financial Services, Inc.*	2,780	23,018
Lemonade, Inc.(x)*	25,930	427,586
Maiden Holdings Ltd.*	6,480	11,470
MBIA, Inc.	29,110	103,923
Mercury General Corp.	9,700	610,906
NI Holdings, Inc.*	4,320	67,738
Oscar Health, Inc., Class A*	74,280	1,575,479
Palomar Holdings, Inc.*	8,880	840,670
ProAssurance Corp.*	25,000	376,000
Root, Inc., Class A(x)*	2,880	108,806
Ryan Specialty Holdings, Inc., Class A	257,150	17,072,188
Safety Insurance Group, Inc.	5,424	443,575
Selective Insurance Group, Inc.	23,240	2,168,292
Selectquote, Inc.*	71,839	155,891
SiriusPoint Ltd.*	36,000	516,240
Skyward Specialty Insurance Group, Inc.*	14,190	577,959
Stewart Information Services Corp.	9,490	709,283
Tiptree, Inc., Class A	2,480	48,534
Trupanion, Inc.(x)*	15,000	629,700
United Fire Group, Inc.	9,620	201,347
Universal Insurance Holdings, Inc.	3,270	72,463

		36,659,577

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)	4,940	50,437
AG Mortgage Investment Trust, Inc. (REIT)	1,920	14,419
Angel Oak Mortgage REIT, Inc. (REIT)	2,660	27,744
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,888	486,041
Arbor Realty Trust, Inc. (REIT)(x)	77,200	1,201,232
Ares Commercial Real Estate Corp. (REIT)(x)	30,810	215,670
ARMOUR Residential REIT, Inc. (REIT)(x)	24,587	501,575
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	66,200	1,258,462
BrightSpire Capital, Inc. (REIT), Class A	47,630	266,728
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,650	56,611
Chimera Investment Corp. (REIT)	31,866	504,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Claros Mortgage Trust, Inc. (REIT)(x)	33,500	$250,915
Dynex Capital, Inc. (REIT)(x)	20,920	266,939
Ellington Financial, Inc. (REIT)(x)	27,810	358,471
Franklin BSP Realty Trust, Inc. (REIT)	30,600	399,636
Granite Point Mortgage Trust, Inc. (REIT)(x)	26,380	83,625
Invesco Mortgage Capital, Inc. (REIT)	24,779	232,675
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	232,180
Ladder Capital Corp. (REIT)	54,887	636,689
MFA Financial, Inc. (REIT)	38,105	484,696
New York Mortgage Trust, Inc. (REIT)	42,650	269,974
Nexpoint Real Estate Finance, Inc. (REIT)	1,960	30,635
Orchid Island Capital, Inc. (REIT)	16,450	135,219
PennyMac Mortgage Investment Trust (REIT)	40,863	582,706
Ready Capital Corp. (REIT)(x)	66,972	510,996
Redwood Trust, Inc. (REIT)	57,300	442,929
Seven Hills Realty Trust (REIT)	580	7,987
Sunrise Realty Trust, Inc. (REIT)	1,646	23,686
TPG RE Finance Trust, Inc. (REIT)	14,870	126,841
Two Harbors Investment Corp. (REIT)	48,175	668,669

		10,328,826

Total Financials		252,626,461

Health Care (19.0%)
Biotechnology (11.7%)
2seventy bio, Inc.(x)*	27,190	128,337
4D Molecular Therapeutics, Inc.*	23,690	256,089
89bio, Inc.*	23,690	175,306
Absci Corp.(x)*	17,630	67,347
ACADIA Pharmaceuticals, Inc.*	47,900	736,702
ACELYRIN, Inc.*	34,910	172,106
Achieve Life Sciences, Inc.*	2,130	10,096
Acrivon Therapeutics, Inc.*	1,610	11,270
Actinium Pharmaceuticals, Inc.*	10,020	18,838
Acumen Pharmaceuticals, Inc.*	4,050	10,044
ADC Therapeutics SA(x)*	7,340	23,121
ADMA Biologics, Inc.*	80,740	1,613,993
Adverum Biotechnologies, Inc.*	1,800	12,636
Aerovate Therapeutics, Inc.*	30,220	63,160
Agenus, Inc.(x)*	10,427	57,140
Agios Pharmaceuticals, Inc.*	20,370	905,039
Akebia Therapeutics, Inc.*	25,880	34,162
Akero Therapeutics, Inc.*	160,898	4,616,164
Aldeyra Therapeutics, Inc.*	26,990	145,476
Alector, Inc.*	31,460	146,604
Alkermes plc*	64,200	1,796,958
Allogene Therapeutics, Inc.(x)*	81,817	229,088
Altimmune, Inc.(x)*	23,570	144,720
ALX Oncology Holdings, Inc.(x)*	20,040	36,473
Amicus Therapeutics, Inc.*	105,789	1,129,827
AnaptysBio, Inc.*	7,730	258,955
Anavex Life Sciences Corp.(x)*	38,020	215,954
Anika Therapeutics, Inc.*	6,650	164,255
Annexon, Inc.*	50,620	299,670
Apogee Therapeutics, Inc.(x)*	99,157	5,824,482
Applied Therapeutics, Inc.*	36,420	309,570
Arbutus Biopharma Corp.*	38,940	149,919
Arcellx, Inc.*	16,470	1,375,410
Arcturus Therapeutics Holdings, Inc.*	10,200	236,742
Arcus Biosciences, Inc.*	245,499	3,753,680
Arcutis Biotherapeutics, Inc.*	40,580	377,394
Ardelyx, Inc.*	81,640	562,500
ArriVent Biopharma, Inc.(x)*	10,580	248,630
Arrowhead Pharmaceuticals, Inc.*	45,610	883,466
ARS Pharmaceuticals, Inc.(x)*	22,750	329,875
Ascendis Pharma A/S (ADR)*	35,269	5,266,014
Astria Therapeutics, Inc.*	22,800	251,028
Atossa Therapeutics, Inc.(x)*	8,690	13,209
Aura Biosciences, Inc.*	6,190	55,153
Aurinia Pharmaceuticals, Inc.*	48,800	357,704
Avid Bioservices, Inc.(x)*	34,840	396,479
Avidity Biosciences, Inc.*	38,610	1,773,357
Avita Medical, Inc.(x)*	5,430	58,210
Beam Therapeutics, Inc.(x)*	26,980	661,010
BioCryst Pharmaceuticals, Inc.*	77,400	588,240
Biohaven Ltd.*	28,680	1,433,140
Biomea Fusion, Inc.*	28,260	285,426
Black Diamond Therapeutics, Inc.*	5,780	25,143
Bluebird Bio, Inc.(x)*	110,370	57,337
Blueprint Medicines Corp.*	102,749	9,504,282
Boundless Bio, Inc.(x)*	1,160	4,025
Bridgebio Pharma, Inc.*	250,665	6,381,931
C4 Therapeutics, Inc.(x)*	17,510	99,807
Cabaletta Bio, Inc.*	29,480	139,146
Candel Therapeutics, Inc.(x)*	5,330	36,937
Capricor Therapeutics, Inc.(x)*	3,690	56,125
Cardiff Oncology, Inc.*	5,190	13,857
CareDx, Inc.*	16,490	514,900
Cargo Therapeutics, Inc.*	10,110	186,529
Caribou Biosciences, Inc.*	70,270	137,729
Cartesian Therapeutics, Inc.(x)*	1,167	18,812
Catalyst Pharmaceuticals, Inc.*	42,700	848,876
Celcuity, Inc.*	8,260	123,157
Celldex Therapeutics, Inc.*	22,630	769,194
Century Therapeutics, Inc.(x)*	6,580	11,252
CervoMed, Inc.(x)*	670	9,782
CG oncology, Inc.(x)*	17,800	671,594
Cibus, Inc., Class A(x)*	1,860	6,064
Cogent Biosciences, Inc.*	34,760	375,408
Coherus Biosciences, Inc.(x)*	67,360	70,054
Compass Therapeutics, Inc.(x)*	11,360	20,902
Corbus Pharmaceuticals Holdings, Inc.(x)*	3,030	62,509
Crinetics Pharmaceuticals, Inc.*	29,730	1,519,203
Cullinan Therapeutics, Inc.*	19,420	325,091
Cytokinetics, Inc.*	150,528	7,947,878
Day One Biopharmaceuticals, Inc.*	23,590	328,609
Denali Therapeutics, Inc.*	266,659	7,767,777
Design Therapeutics, Inc.*	13,030	70,101
Dianthus Therapeutics, Inc.(x)*	9,130	249,979
Disc Medicine, Inc.*	5,760	283,046
Dynavax Technologies Corp.*	47,500	529,150
Dyne Therapeutics, Inc.*	30,830	1,107,414
Editas Medicine, Inc.*	54,050	184,310
Elevation Oncology, Inc.(x)*	4,590	2,754
Eliem Therapeutics, Inc.(x)*	1,190	6,057
Enanta Pharmaceuticals, Inc.*	9,910	102,668
Entrada Therapeutics, Inc.*	2,490	39,790
Erasca, Inc.*	54,040	147,529
Exact Sciences Corp.*	168,770	11,496,612
Fate Therapeutics, Inc.*	57,600	201,600
Fennec Pharmaceuticals, Inc.*	4,120	20,600
Fibrobiologics, Inc.(x)*	3,500	10,815
Foghorn Therapeutics, Inc.(x)*	4,820	44,874
Galectin Therapeutics, Inc.*	1,350	3,712
Generation Bio Co.*	25,068	61,918
Geron Corp.*	219,980	998,709
Greenwich Lifesciences, Inc.*	380	5,461
Gyre Therapeutics, Inc.(x)*	540	6,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Halozyme Therapeutics, Inc.*	224,033	$12,823,649
Heron Therapeutics, Inc.(x)*	77,480	154,185
HilleVax, Inc.(x)*	6,490	11,422
Humacyte, Inc.(x)*	22,840	124,250
Ideaya Biosciences, Inc.*	28,550	904,464
IGM Biosciences, Inc.(x)*	15,810	261,497
ImmunityBio, Inc.(x)*	42,280	157,282
Immunome, Inc.(x)*	19,640	287,137
Immunovant, Inc.*	20,090	572,766
Inhibrx Biosciences, Inc.*	6,380	99,911
Inmune Bio, Inc.(x)*	1,280	6,899
Inovio Pharmaceuticals, Inc.(x)*	2,630	15,201
Inozyme Pharma, Inc.(x)*	15,750	82,372
Insmed, Inc.*	201,882	14,737,386
Intellia Therapeutics, Inc.*	195,375	4,014,956
Invivyd, Inc.*	3,550	3,621
Iovance Biotherapeutics, Inc.*	95,920	900,689
Ironwood Pharmaceuticals, Inc., Class A*	49,800	205,176
iTeos Therapeutics, Inc.*	13,030	133,036
Janux Therapeutics, Inc.(x)*	10,710	486,555
Jasper Therapeutics, Inc.*	1,040	19,562
KalVista Pharmaceuticals, Inc.*	13,410	155,288
Keros Therapeutics, Inc.*	11,260	653,868
Kiniksa Pharmaceuticals International plc, Class A(x)*	12,900	322,371
Kodiak Sciences, Inc.*	30,300	79,083
Korro Bio, Inc.(x)*	820	27,404
Krystal Biotech, Inc.*	9,480	1,725,644
Kura Oncology, Inc.*	26,400	515,856
Kymera Therapeutics, Inc.*	14,850	702,850
Kyverna Therapeutics, Inc.*	9,430	46,113
Larimar Therapeutics, Inc.(x)*	14,320	93,796
Legend Biotech Corp. (ADR)*	96,052	4,680,614
LENZ Therapeutics, Inc.(x)	2,388	56,691
Lexeo Therapeutics, Inc.*	3,800	34,352
Lexicon Pharmaceuticals, Inc.(x)*	79,450	124,736
Lineage Cell Therapeutics, Inc.(x)*	27,140	24,570
Lyell Immunopharma, Inc.*	70,062	96,686
MacroGenics, Inc.*	40,010	131,633
Madrigal Pharmaceuticals, Inc.(x)*	6,700	1,421,874
MannKind Corp.*	96,800	608,872
MeiraGTx Holdings plc*	17,720	73,892
Mersana Therapeutics, Inc.(x)*	57,620	108,902
Metagenomi, Inc.*	760	1,649
MiMedx Group, Inc.*	49,500	292,545
Mineralys Therapeutics, Inc.(x)*	5,410	65,515
Mirum Pharmaceuticals, Inc.*	14,990	584,610
Monte Rosa Therapeutics, Inc.(x)*	9,280	49,184
MoonLake Immunotherapeutics, Class A(x)*	76,519	3,858,088
Myriad Genetics, Inc.*	38,100	1,043,559
Natera, Inc.*	173,766	22,059,594
Neurocrine Biosciences, Inc.*	89,160	10,273,015
Neurogene, Inc.(x)*	1,000	41,960
Nkarta, Inc.*	28,760	129,995
Novavax, Inc.(x)*	53,960	681,515
Nurix Therapeutics, Inc.*	23,120	519,506
Nuvalent, Inc., Class A*	12,200	1,248,060
Ocugen, Inc.(x)*	49,910	49,521
Olema Pharmaceuticals, Inc.*	12,820	153,071
Organogenesis Holdings, Inc., Class A*	55,100	157,586
ORIC Pharmaceuticals, Inc.*	18,840	193,110
Outlook Therapeutics, Inc.(x)*	2,711	14,477
Ovid therapeutics, Inc.*	23,300	27,494
PDL BioPharma, Inc.(r)*	73,900	—
PepGen, Inc.*	3,390	28,984
Perspective Therapeutics, Inc.(x)*	17,840	238,164
Poseida Therapeutics, Inc., Class A*	19,380	55,427
Praxis Precision Medicines, Inc.*	6,590	379,189
Precigen, Inc.(x)*	63,910	60,529
Prelude Therapeutics, Inc.(x)*	1,810	3,747
Prime Medicine, Inc.(x)*	26,630	103,058
ProKidney Corp., Class A*	35,320	67,814
Protagonist Therapeutics, Inc.*	20,800	936,000
Prothena Corp. plc*	15,890	265,840
PTC Therapeutics, Inc.*	30,800	1,142,680
Puma Biotechnology, Inc.*	3,240	8,262
Pyxis Oncology, Inc.*	4,490	16,478
Q32 Bio, Inc.(x)*	580	25,880
RAPT Therapeutics, Inc.*	23,860	47,959
Recursion Pharmaceuticals, Inc., Class A*	78,965	520,379
REGENXBIO, Inc.*	18,700	196,163
Regulus Therapeutics, Inc.(x)*	13,440	21,101
Relay Therapeutics, Inc.*	37,500	265,500
Renovaro, Inc.(x)*	12,630	6,104
Replimune Group, Inc.*	18,280	200,349
REVOLUTION Medicines, Inc.*	58,206	2,639,642
Rhythm Pharmaceuticals, Inc.*	19,690	1,031,559
Rigel Pharmaceuticals, Inc.*	7,629	123,437
Rocket Pharmaceuticals, Inc.*	21,600	398,952
Sage Therapeutics, Inc.*	19,000	137,180
Sana Biotechnology, Inc.(x)*	68,660	285,626
Savara, Inc.(x)*	49,430	209,583
Scholar Rock Holding Corp.*	20,650	165,406
Sera Prognostics, Inc., Class A(x)*	1,670	13,026
Shattuck Labs, Inc.(x)*	3,620	12,634
Skye Bioscience, Inc.*	3,020	11,808
Soleno Therapeutics, Inc.*	8,400	424,116
Solid Biosciences, Inc.*	5,200	36,244
SpringWorks Therapeutics, Inc.*	24,980	800,359
Spyre Therapeutics, Inc.(x)*	13,230	389,094
Stoke Therapeutics, Inc.*	14,010	172,183
Summit Therapeutics, Inc.(x)*	38,600	845,340
Sutro Biopharma, Inc.*	28,210	97,607
Syndax Pharmaceuticals, Inc.*	31,390	604,257
Tango Therapeutics, Inc.*	29,230	225,071
Taysha Gene Therapies, Inc.*	35,590	71,536
Tenaya Therapeutics, Inc.(x)*	15,460	29,838
Tevogen Bio Holdings, Inc.(x)*	3,330	1,227
TG Therapeutics, Inc.*	54,400	1,272,416
Tourmaline Bio, Inc.(x)	3,090	79,444
Travere Therapeutics, Inc.*	24,000	335,760
TScan Therapeutics, Inc.*	2,430	12,101
Twist Bioscience Corp.*	20,373	920,452
Tyra Biosciences, Inc.(x)*	4,970	116,845
Ultragenyx Pharmaceutical, Inc.*	127,272	7,069,960
UroGen Pharma Ltd.(x)*	2,290	29,083
Vanda Pharmaceuticals, Inc.*	43,433	203,701
Vaxcyte, Inc.*	145,007	16,569,950
Vera Therapeutics, Inc., Class A*	14,600	645,320
Veracyte, Inc.*	28,100	956,524
Verastem, Inc.(x)*	6,940	20,751
Vericel Corp.*	20,300	857,675
Verve Therapeutics, Inc.(x)*	37,980	183,823
Viking Therapeutics, Inc.*	98,458	6,233,376
Vir Biotechnology, Inc.*	33,400	250,166
Viridian Therapeutics, Inc.*	23,900	543,725
Voyager Therapeutics, Inc.*	19,390	113,431
Werewolf Therapeutics, Inc.*	3,190	6,763
X4 Pharmaceuticals, Inc.*	63,910	42,775
XBiotech, Inc.(x)*	1,290	9,972
Xencor, Inc.*	27,600	555,036
Xenon Pharmaceuticals, Inc.*	114,066	4,490,778
XOMA Royalty Corp.*	880	23,302
Y-mAbs Therapeutics, Inc.(x)*	20,160	265,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zentalis Pharmaceuticals, Inc.*	45,340	$166,851
Zura Bio Ltd., Class A(x)*	9,510	38,611
Zymeworks, Inc.*	20,200	253,510

		236,991,651

Health Care Equipment & Supplies (2.8%)
Accuray, Inc.*	15,920	28,656
Alphatec Holdings, Inc.*	34,340	190,930
AngioDynamics, Inc.*	23,340	181,585
Artivion, Inc.*	16,300	433,906
AtriCure, Inc.*	341,571	9,577,651
Avanos Medical, Inc.*	17,200	413,316
Axogen, Inc.*	21,020	294,700
Axonics, Inc.*	19,460	1,354,416
Bioventus, Inc., Class A*	3,820	45,649
Cerus Corp.*	67,190	116,911
CONMED Corp.	12,921	929,278
CVRx, Inc.*	9,280	81,757
Embecta Corp.	20,900	294,690
Fractyl Health, Inc.*	1,870	4,731
Glaukos Corp.*	18,696	2,435,715
Haemonetics Corp.*	19,170	1,540,885
ICU Medical, Inc.*	8,190	1,492,382
Inari Medical, Inc.*	184,465	7,607,337
Inmode Ltd.*	29,700	503,415
Inogen, Inc.*	18,320	177,704
Integer Holdings Corp.*	12,370	1,608,100
Integra LifeSciences Holdings Corp.*	26,180	475,691
iRadimed Corp.	5,050	253,964
iRhythm Technologies, Inc.*	106,815	7,929,946
Lantheus Holdings, Inc.*	25,240	2,770,090
LeMaitre Vascular, Inc.	7,200	668,808
LivaNova plc*	20,032	1,052,481
Merit Medical Systems, Inc.*	21,865	2,160,918
Neogen Corp.*	84,112	1,413,923
NeuroPace, Inc.*	870	6,064
Nevro Corp.*	19,590	109,508
Novocure Ltd.*	40,680	635,828
Omnicell, Inc.*	18,100	789,160
OraSure Technologies, Inc.*	48,420	206,753
Orchestra BioMed Holdings, Inc.*	2,050	10,537
Orthofix Medical, Inc.*	17,685	276,240
OrthoPediatrics Corp.*	3,860	104,645
Paragon 28, Inc.(x)*	26,630	177,888
PROCEPT BioRobotics Corp.*	16,180	1,296,342
Pulmonx Corp.*	22,410	185,779
Pulse Biosciences, Inc.(x)*	2,990	52,445
RxSight, Inc.*	13,000	642,590
Sanara Medtech, Inc.(x)*	530	16,027
Semler Scientific, Inc.(x)*	5,830	137,296
SI-BONE, Inc.*	11,700	163,566
Sight Sciences, Inc.*	7,400	46,620
STAAR Surgical Co.*	19,100	709,565
Stereotaxis, Inc.(x)*	2,890	5,896
Surmodics, Inc.*	5,900	228,802
Tactile Systems Technology, Inc.*	13,510	197,381
Tandem Diabetes Care, Inc.*	24,740	1,049,223
TransMedics Group, Inc.*	11,900	1,868,300
Treace Medical Concepts, Inc.*	33,100	191,980
UFP Technologies, Inc.*	2,700	855,090
Utah Medical Products, Inc.	1,850	123,783
Varex Imaging Corp.*	11,400	135,888
Zimvie, Inc.*	6,670	105,853
Zynex, Inc.(x)*	7,990	65,198

		56,433,782

Health Care Providers & Services (1.8%)
Accolade, Inc.*	20,192	77,739
AdaptHealth Corp., Class A*	32,575	365,817
Addus HomeCare Corp.*	6,900	917,907
agilon health, Inc.*	117,850	463,151
AirSculpt Technologies, Inc.(x)*	5,090	25,806
Alignment Healthcare, Inc.*	29,700	351,054
AMN Healthcare Services, Inc.*	16,300	690,957
Astrana Health, Inc.*	14,500	840,130
Aveanna Healthcare Holdings, Inc.*	17,810	92,612
BrightSpring Health Services, Inc.(x)*	518,395	7,610,039
Brookdale Senior Living, Inc.*	87,780	596,026
Castle Biosciences, Inc.*	9,250	263,810
Community Health Systems, Inc.*	59,400	360,558
CorVel Corp.*	3,500	1,144,115
Cross Country Healthcare, Inc.*	10,380	139,507
DocGo, Inc.(x)*	43,420	144,155
Enhabit, Inc.*	23,070	182,253
Ensign Group, Inc. (The)	21,200	3,048,984
Fulgent Genetics, Inc.*	7,810	169,711
Guardant Health, Inc.*	42,620	977,703
HealthEquity, Inc.*	32,340	2,647,029
Hims & Hers Health, Inc.*	72,500	1,335,450
InfuSystem Holdings, Inc.*	1,270	8,509
Innovage Holding Corp.*	5,000	30,000
Joint Corp. (The)*	8,980	102,731
LifeStance Health Group, Inc.*	52,350	366,450
ModivCare, Inc.*	6,790	96,961
Nano-X Imaging Ltd.(x)*	25,800	156,864
National HealthCare Corp.	5,690	715,631
National Research Corp.	5,680	129,845
NeoGenomics, Inc.*	43,800	646,050
OPKO Health, Inc.*	93,190	138,853
Option Care Health, Inc.*	65,230	2,041,699
Owens & Minor, Inc.*	32,050	502,865
PACS Group, Inc.*	14,820	592,355
Patterson Cos., Inc.	31,990	698,662
Pediatrix Medical Group, Inc.*	30,200	350,018
Pennant Group, Inc. (The)*	12,610	450,177
Performant Financial Corp.*	4,770	17,840
PetIQ, Inc., Class A*	13,600	418,472
Privia Health Group, Inc.*	41,897	762,944
Progyny, Inc.*	29,100	487,716
Quipt Home Medical Corp.*	4,460	13,023
RadNet, Inc.*	25,260	1,752,791
Select Medical Holdings Corp.	39,319	1,371,054
Sonida Senior Living, Inc.*	300	8,022
Surgery Partners, Inc.*	29,100	938,184
Talkspace, Inc.*	11,840	24,746
US Physical Therapy, Inc.	6,200	524,706
Viemed Healthcare, Inc.*	5,600	41,048

		35,832,729

Health Care Technology (0.2%)
Definitive Healthcare Corp., Class A*	22,970	102,676
Evolent Health, Inc., Class A*	42,230	1,194,265
Health Catalyst, Inc.*	24,020	195,523
HealthStream, Inc.	7,430	214,281
LifeMD, Inc.*	8,730	45,745
OptimizeRx Corp.*	11,000	84,920
Phreesia, Inc.*	18,900	430,731
Schrodinger, Inc.*	23,900	443,345
Simulations Plus, Inc.	6,300	201,726
Teladoc Health, Inc.*	65,030	596,975
Waystar Holding Corp.*	16,200	451,818

		3,962,005

Life Sciences Tools & Services (1.2%)
Adaptive Biotechnologies Corp.(x)*	45,430	232,602
Akoya Biosciences, Inc.(x)*	11,280	30,682
BioLife Solutions, Inc.*	12,300	307,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
ChromaDex Corp.*	3,350	$12,227
Codexis, Inc.*	47,190	145,345
CryoPort, Inc.*	25,170	204,129
Cytek Biosciences, Inc.*	37,342	206,875
Harvard Bioscience, Inc.*	4,260	11,459
ICON plc*	42,747	12,281,640
Lifecore Biomedical, Inc.*	2,190	10,797
Maravai LifeSciences Holdings, Inc., Class A*	42,190	350,599
MaxCyte, Inc.*	23,130	89,976
Mesa Laboratories, Inc.	2,300	298,678
Nautilus Biotechnology, Inc., Class A*	4,460	12,711
OmniAb, Inc. (Earn Out Shares)(r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	44,884	189,859
Pacific Biosciences of California, Inc.(x)*	167,430	284,631
Quanterix Corp.*	17,340	224,726
Quantum-Si, Inc.(x)*	24,060	21,226
Repligen Corp.*	67,468	10,040,588
Standard BioTools, Inc.(x)*	115,250	222,432

		25,179,174

Pharmaceuticals (1.3%)
Alto Neuroscience, Inc.*	1,040	11,898
Amneal Pharmaceuticals, Inc.*	60,790	505,773
Amphastar Pharmaceuticals, Inc.*	16,400	795,892
ANI Pharmaceuticals, Inc.*	6,100	363,926
Aquestive Therapeutics, Inc.(x)*	13,760	68,525
Arvinas, Inc.*	24,540	604,420
Atea Pharmaceuticals, Inc.*	41,430	138,790
Avadel Pharmaceuticals plc (ADR)*	35,310	463,091
Axsome Therapeutics, Inc.*	13,920	1,250,990
Biote Corp., Class A*	4,100	22,878
Cassava Sciences, Inc.(x)*	14,600	429,678
Collegium Pharmaceutical, Inc.*	10,700	413,448
Contineum Therapeutics, Inc., Class A*	950	18,183
Corcept Therapeutics, Inc.*	30,220	1,398,582
CorMedix, Inc.(x)*	8,620	69,650
Edgewise Therapeutics, Inc.*	27,730	740,114
Enliven Therapeutics, Inc.(x)*	13,450	343,513
Esperion Therapeutics, Inc.(x)*	79,630	131,389
Evolus, Inc.*	25,280	409,536
EyePoint Pharmaceuticals, Inc.*	19,120	152,769
Fulcrum Therapeutics, Inc.(x)*	23,510	83,931
Harmony Biosciences Holdings, Inc.*	12,640	505,600
Harrow, Inc.*	11,060	497,258
Innoviva, Inc.*	20,000	386,200
Intra-Cellular Therapies, Inc.*	120,844	8,842,155
Ligand Pharmaceuticals, Inc.*	6,550	655,590
Liquidia Corp.(x)*	22,020	220,200
Longboard Pharmaceuticals, Inc.*	12,250	408,292
Lyra Therapeutics, Inc.(x)*	16,560	4,256
MediWound Ltd.(x)*	650	11,739
Mind Medicine MindMed, Inc.(x)*	27,500	156,475
Nektar Therapeutics*	16,400	21,320
Neumora Therapeutics, Inc.(x)*	32,130	424,437
Nuvation Bio, Inc.*	67,409	154,367
Ocular Therapeutix, Inc.*	59,440	517,128
Omeros Corp.(x)*	10,060	39,938
Pacira BioSciences, Inc.*	16,500	248,325
Phathom Pharmaceuticals, Inc.(x)*	19,610	354,549
Phibro Animal Health Corp., Class A	10,820	243,666
Pliant Therapeutics, Inc.*	21,660	242,809
Prestige Consumer Healthcare, Inc.*	18,560	1,338,176
Revance Therapeutics, Inc.*	44,310	229,969
Scilex Holding Co.(r)*	15,285	12,013
scPharmaceuticals, Inc.(x)*	6,570	29,959
SIGA Technologies, Inc.	29,780	201,015
Supernus Pharmaceuticals, Inc.*	17,900	558,122
Tarsus Pharmaceuticals, Inc.*	13,810	454,211
Telomir Pharmaceuticals, Inc.(x)*	390	2,504
Terns Pharmaceuticals, Inc.*	31,170	259,958
Theravance Biopharma, Inc.*	26,340	212,300
Third Harmonic Bio, Inc.(x)*	2,870	38,888
Trevi Therapeutics, Inc.(x)*	6,600	22,044
Ventyx Biosciences, Inc.(x)*	55,340	120,641
Verrica Pharmaceuticals, Inc.(x)*	4,830	7,003
WaVe Life Sciences Ltd.*	23,680	194,176
Xeris Biopharma Holdings, Inc.*	54,450	155,183
Zevra Therapeutics, Inc.(x)*	4,160	28,870

		26,216,312

Total Health Care		384,615,653

Industrials (21.7%)
Aerospace & Defense (4.2%)
AAR Corp.*	13,000	849,680
AeroVironment, Inc.*	10,000	2,005,000
AerSale Corp.*	13,950	70,448
Archer Aviation, Inc., Class A(x)*	89,180	270,215
Astronics Corp.*	10,200	198,696
Axon Enterprise, Inc.*	36,219	14,473,112
BWX Technologies, Inc.	141,401	15,370,289
Byrna Technologies, Inc.(x)*	1,660	28,170
Cadre Holdings, Inc.	12,930	490,694
Curtiss-Wright Corp.	40,339	13,259,026
Ducommun, Inc.*	4,930	324,542
Eve Holding, Inc.(x)*	2,740	8,878
Howmet Aerospace, Inc.	136,764	13,710,591
Kratos Defense & Security Solutions, Inc.*	53,970	1,257,501
Leonardo DRS, Inc.*	32,720	923,358
Mercury Systems, Inc.*	20,940	774,780
Moog, Inc., Class A	95,370	19,266,647
National Presto Industries, Inc.	1,670	125,484
Park Aerospace Corp.	2,540	33,096
Redwire Corp.(x)*	11,940	82,028
Rocket Lab USA, Inc.(x)*	132,910	1,293,214
Terran Orbital Corp.(x)*	101,560	25,512
Triumph Group, Inc.*	24,000	309,360
V2X, Inc.*	3,550	198,303
Virgin Galactic Holdings, Inc.(x)*	20,840	127,124
VirTra, Inc.(x)*	2,150	13,373

		85,489,121

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	27,700	448,463
Forward Air Corp.(x)	12,200	431,880
Hub Group, Inc., Class A	23,420	1,064,439
Radiant Logistics, Inc.*	3,460	22,248

		1,967,030

Building Products (3.9%)
American Woodmark Corp.*	7,200	672,840
Apogee Enterprises, Inc.	8,230	576,223
Armstrong World Industries, Inc.	114,540	15,053,992
AZEK Co., Inc. (The), Class A*	268,147	12,549,280
AZZ, Inc.	10,610	876,492
Caesarstone Ltd.*	650	2,964
Carlisle Cos., Inc.	31,246	14,052,888
CSW Industrials, Inc.	6,220	2,278,946
Gibraltar Industries, Inc.*	13,240	925,873
Griffon Corp.	13,880	971,600
Insteel Industries, Inc.	6,980	217,008
Janus International Group, Inc.*	54,200	547,962
JELD-WEN Holding, Inc.*	31,717	501,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Lennox International, Inc.	36,733	$22,197,385
Masterbrand, Inc.*	49,750	922,365
Quanex Building Products Corp.	16,780	465,645
Resideo Technologies, Inc.*	53,370	1,074,872
Tecnoglass, Inc.	8,580	589,103
UFP Industries, Inc.	22,574	2,961,935
Zurn Elkay Water Solutions Corp.	55,130	1,981,372

		79,420,191

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	23,150	1,221,394
ACCO Brands Corp.	5,820	31,835
ACV Auctions, Inc., Class A*	56,530	1,149,255
Aris Water Solutions, Inc., Class A	7,830	132,092
BrightView Holdings, Inc.*	21,830	343,604
Brink’s Co. (The)	17,166	1,985,076
Casella Waste Systems, Inc., Class A*	23,177	2,305,880
CECO Environmental Corp.*	11,060	311,892
Cimpress plc*	6,700	548,864
CompX International, Inc.	450	13,144
CoreCivic, Inc.*	40,740	515,361
Deluxe Corp.	16,600	323,534
Driven Brands Holdings, Inc.*	22,890	326,640
Ennis, Inc.	8,270	201,126
Enviri Corp.*	30,290	313,199
GEO Group, Inc. (The)*	46,000	591,100
Healthcare Services Group, Inc.*	34,500	385,365
HNI Corp.	17,200	926,048
Interface, Inc., Class A	18,510	351,135
LanzaTech Global, Inc.(x)*	15,750	30,083
Liquidity Services, Inc.*	3,420	77,976
Matthews International Corp., Class A	11,064	256,685
MillerKnoll, Inc.	29,440	728,934
Montrose Environmental Group, Inc.*	12,150	319,545
NL Industries, Inc.	740	5,498
OPENLANE, Inc.*	45,284	764,394
Perma-Fix Environmental Services, Inc.(x)*	1,070	13,129
Pitney Bowes, Inc.	64,600	460,598
Quad/Graphics, Inc.	4,940	22,428
Quest Resource Holding Corp.(x)*	610	4,868
Steelcase, Inc., Class A	31,120	419,809
Tetra Tech, Inc.	343,285	16,189,321
UniFirst Corp.	5,700	1,132,305
Viad Corp.*	6,280	225,012
Virco Mfg. Corp.(x)	3,120	43,087
VSE Corp.(x)	5,960	493,071

		33,163,287

Construction & Engineering (3.0%)
Ameresco, Inc., Class A*	14,800	561,512
API Group Corp.*	257,010	8,486,470
Arcosa, Inc.	18,610	1,763,484
Argan, Inc.	4,720	478,749
Bowman Consulting Group Ltd., Class A*	3,630	87,410
Centuri Holdings, Inc.*	3,260	52,649
Comfort Systems USA, Inc.	51,139	19,962,109
Concrete Pumping Holdings, Inc.*	6,740	39,025
Construction Partners, Inc., Class A*	15,500	1,081,900
Dycom Industries, Inc.*	11,300	2,227,230
Fluor Corp.*	65,230	3,112,123
Granite Construction, Inc.	219,431	17,396,490
Great Lakes Dredge & Dock Corp.*	38,830	408,880
IES Holdings, Inc.*	3,050	608,841
Limbach Holdings, Inc.*	3,650	276,524
Matrix Service Co.*	2,200	25,366
MYR Group, Inc.*	6,350	649,160
Northwest Pipe Co.*	1,730	78,075
Orion Group Holdings, Inc.*	4,260	24,580
Primoris Services Corp.	20,420	1,185,994
Southland Holdings, Inc.*	1,280	4,736
Sterling Infrastructure, Inc.*	11,400	1,653,228
Tutor Perini Corp.*	15,460	419,894

		60,584,429

Electrical Equipment (0.6%)
Allient, Inc.	2,960	56,210
American Superconductor Corp.*	13,040	307,744
Amprius Technologies, Inc.(x)*	19,140	21,245
Array Technologies, Inc.*	58,600	386,760
Atkore, Inc.	14,010	1,187,207
Blink Charging Co.(x)*	94,910	163,245
Bloom Energy Corp., Class A(x)*	75,990	802,454
ChargePoint Holdings, Inc.(x)*	148,290	203,157
Energy Vault Holdings, Inc.*	28,590	27,446
EnerSys	15,370	1,568,509
Enovix Corp.(x)*	64,820	605,419
Fluence Energy, Inc., Class A(x)*	21,840	495,986
Freyr Battery, Inc.*	16,060	15,580
FuelCell Energy, Inc.(x)*	195,800	74,404
GrafTech International Ltd.*	130,690	172,511
LSI Industries, Inc.	3,380	54,587
Net Power, Inc.(x)*	3,620	25,376
NEXTracker, Inc., Class A*	54,140	2,029,167
NuScale Power Corp., Class A(x)*	29,650	343,347
Plug Power, Inc.(x)*	241,100	544,886
Powell Industries, Inc.	3,450	765,866
Preformed Line Products Co.	610	78,129
SES AI Corp.*	21,930	14,031
Shoals Technologies Group, Inc., Class A*	65,770	368,970
SolarMax Technology, Inc.(x)*	1,150	726
Solidion Technology, Inc.(x)*	13,760	5,078
Stem, Inc.(x)*	108,768	37,873
Sunrun, Inc.(x)*	83,510	1,508,191
Thermon Group Holdings, Inc.*	12,820	382,549
TPI Composites, Inc.(x)*	34,270	155,929
Ultralife Corp.*	780	7,051
Vicor Corp.*	7,600	319,960

		12,729,593

Ground Transportation (1.7%)
ArcBest Corp.	9,485	1,028,648
Covenant Logistics Group, Inc., Class A	1,620	85,601
FTAI Infrastructure, Inc.	36,040	337,334
Heartland Express, Inc.	18,000	221,040
Marten Transport Ltd.	26,949	476,997
PAM Transportation Services, Inc.*	1,000	18,500
RXO, Inc.*	50,920	1,425,760
Saia, Inc.*	30,045	13,137,477
Universal Logistics Holdings, Inc.	1,830	78,891
Werner Enterprises, Inc.	22,747	877,807
XPO, Inc.*	147,945	15,905,567

		33,593,622

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,680	245,194

Machinery (2.6%)
374Water, Inc.*	2,540	3,454
3D Systems Corp.(x)*	47,910	136,064
Alamo Group, Inc.	3,760	677,289
Albany International Corp., Class A	11,350	1,008,447
Astec Industries, Inc.	11,400	364,116
Atmus Filtration Technologies, Inc.	30,639	1,149,882
Barnes Group, Inc.	17,742	716,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Bird Corp.*	12,280	$588,949
Chart Industries, Inc.*	16,400	2,035,896
Columbus McKinnon Corp.	9,300	334,800
Commercial Vehicle Group, Inc.*	5,960	19,370
Douglas Dynamics, Inc.	7,700	212,366
Eastern Co. (The)(x)	240	7,788
Energy Recovery, Inc.*	29,800	518,222
Enerpac Tool Group Corp., Class A	21,240	889,744
Enpro, Inc.	7,810	1,266,626
ESCO Technologies, Inc.	9,584	1,236,144
Federal Signal Corp.	22,990	2,148,645
Franklin Electric Co., Inc.	17,500	1,834,350
Gencor Industries, Inc.*	1,020	21,277
Gorman-Rupp Co. (The)	8,100	315,495
Graham Corp.*	790	23,376
Greenbrier Cos., Inc. (The)	11,947	607,983
Helios Technologies, Inc.	12,000	572,400
Hillenbrand, Inc.	27,341	760,080
Hillman Solutions Corp.*	68,330	721,565
Hyliion Holdings Corp.(x)*	48,430	120,106
Hyster-Yale, Inc.	4,150	264,646
ITT, Inc.	97,383	14,559,732
John Bean Technologies Corp.	12,500	1,231,375
Kadant, Inc.	4,316	1,458,808
Kennametal, Inc.	31,600	819,388
L B Foster Co., Class A*	630	12,871
Lindsay Corp.	5,100	635,664
Luxfer Holdings plc	5,230	67,729
Manitowoc Co., Inc. (The)*	11,960	115,055
Mayville Engineering Co., Inc.*	2,720	57,338
Miller Industries, Inc.	4,050	247,050
Mueller Industries, Inc.	41,760	3,094,416
Mueller Water Products, Inc., Class A	57,820	1,254,694
NN, Inc.*	1,780	6,942
Omega Flex, Inc.	1,110	55,411
Park-Ohio Holdings Corp.	1,050	32,235
Proto Labs, Inc.*	11,470	336,874
REV Group, Inc.	19,620	550,537
Shyft Group, Inc. (The)	11,100	139,305
SPX Technologies, Inc.*	17,200	2,742,712
Standex International Corp.	4,520	826,166
Taylor Devices, Inc.(x)*	190	9,485
Tennant Co.	6,900	662,676
Terex Corp.	24,780	1,311,110
Titan International, Inc.*	18,810	152,925
Trinity Industries, Inc.	34,700	1,208,948
Twin Disc, Inc.	540	6,745
Wabash National Corp.	19,000	364,610
Watts Water Technologies, Inc., Class A	10,012	2,074,386

		52,591,221

Marine Transportation (0.8%)
Costamare, Inc.	16,810	264,253
Genco Shipping & Trading Ltd.	15,680	305,760
Golden Ocean Group Ltd.	44,700	598,086
Himalaya Shipping Ltd.	2,990	25,893
Kirby Corp.*	110,260	13,499,132
Matson, Inc.	13,670	1,949,616
Pangaea Logistics Solutions Ltd.	8,280	59,864
Safe Bulkers, Inc.	18,910	97,954

		16,800,558

Passenger Airlines (0.2%)
Allegiant Travel Co.	6,490	357,340
Blade Air Mobility, Inc.*	24,410	71,765
Frontier Group Holdings, Inc.(x)*	35,160	188,106
JetBlue Airways Corp.(x)*	126,840	832,070
Joby Aviation, Inc.(x)*	153,530	772,256
SkyWest, Inc.*	16,560	1,407,931
Spirit Airlines, Inc.(x)	59,850	143,640
Sun Country Airlines Holdings, Inc.*	9,860	110,531
Wheels Up Experience, Inc.(x)*	8,910	21,562

		3,905,201

Professional Services (1.8%)
Alight, Inc., Class A*	154,280	1,141,672
Asure Software, Inc.*	5,300	47,965
Barrett Business Services, Inc.	9,840	369,098
BlackSky Technology, Inc., Class A(x)*	2,279	10,803
CBIZ, Inc.*	18,366	1,235,848
Conduent, Inc.*	53,440	215,363
CRA International, Inc.	2,700	473,364
CSG Systems International, Inc.	12,052	586,330
DLH Holdings Corp.*	450	4,212
ExlService Holdings, Inc.*	57,460	2,192,099
Exponent, Inc.	18,870	2,175,334
First Advantage Corp.(x)*	21,200	420,820
FiscalNote Holdings, Inc.(x)*	36,630	46,886
Forrester Research, Inc.*	6,020	108,420
Franklin Covey Co.*	1,530	62,929
FTI Consulting, Inc.*	55,138	12,547,203
Heidrick & Struggles International, Inc.	6,500	252,590
HireQuest, Inc.	670	9,487
Huron Consulting Group, Inc.*	7,669	833,620
IBEX Holdings Ltd.*	2,200	43,956
ICF International, Inc.	6,780	1,130,836
Innodata, Inc.(x)*	9,990	167,532
Insperity, Inc.	13,130	1,155,440
Kelly Services, Inc., Class A	10,390	222,450
Kforce, Inc.	6,990	429,536
Korn Ferry	21,250	1,598,850
Legalzoom.com, Inc.*	48,720	309,372
Maximus, Inc.	22,983	2,141,096
Mistras Group, Inc.*	2,650	30,131
NV5 Global, Inc.*	5,000	467,400
Planet Labs PBC*	50,230	112,013
Resources Connection, Inc.	14,320	138,904
Spire Global, Inc.(x)*	3,020	30,170
Sterling Check Corp.*	10,440	174,557
TriNet Group, Inc.	11,930	1,156,852
TrueBlue, Inc.*	17,230	135,945
TTEC Holdings, Inc.	19,510	114,524
Upwork, Inc.*	46,700	488,015
Verra Mobility Corp., Class A*	63,610	1,768,994
WNS Holdings Ltd.*	17,710	933,494

		35,484,110

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc.	10,560	71,174
Applied Industrial Technologies, Inc.	14,690	3,277,780
Beacon Roofing Supply, Inc.*	24,330	2,102,842
BlueLinx Holdings, Inc.*	2,730	287,797
Boise Cascade Co.	15,100	2,128,798
Custom Truck One Source, Inc.(x)*	32,210	111,124
Distribution Solutions Group, Inc.*	3,626	139,637
DNOW, Inc.*	37,300	482,289
DXP Enterprises, Inc.*	4,790	255,594
EVI Industries, Inc.	470	9,085
FTAI Aviation Ltd.	38,180	5,074,122
GATX Corp.	13,700	1,814,565
Global Industrial Co.	5,060	171,888
GMS, Inc.*	15,290	1,384,815
H&E Equipment Services, Inc.	11,720	570,530
Herc Holdings, Inc.	10,840	1,728,221
Hudson Technologies, Inc.*	17,570	146,534
Karat Packaging, Inc.	1,540	39,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
McGrath RentCorp	10,490	$1,104,387
MRC Global, Inc.*	30,200	384,748
Rush Enterprises, Inc., Class A	22,955	1,212,713
Rush Enterprises, Inc., Class B(x)	990	47,470
Titan Machinery, Inc.*	7,080	98,624
Transcat, Inc.*	4,350	525,350
Willis Lease Finance Corp.	400	59,524
Xometry, Inc., Class A(x)*	12,640	232,197

		23,461,679

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	570	6,293

Total Industrials		439,441,529

Information Technology (17.9%)
Communications Equipment (0.3%)
ADTRAN Holdings, Inc.*	39,880	236,488
Aviat Networks, Inc.*	2,790	60,348
Calix, Inc.*	25,500	989,145
Clearfield, Inc.*	4,000	155,840
CommScope Holding Co., Inc.*	79,970	488,617
Digi International, Inc.*	12,400	341,372
Extreme Networks, Inc.*	55,900	840,177
Harmonic, Inc.*	51,410	749,044
Infinera Corp.(x)*	73,990	499,433
NETGEAR, Inc.*	11,170	224,070
NetScout Systems, Inc.*	24,180	525,915
Ribbon Communications, Inc.*	21,470	69,777
Viasat, Inc.*	46,350	553,419
Viavi Solutions, Inc.*	81,870	738,467

		6,472,112

Electronic Equipment, Instruments & Components (3.6%)
908 Devices, Inc.*	12,100	41,987
Advanced Energy Industries, Inc.	13,920	1,464,941
Aeva Technologies, Inc.(x)*	12,160	40,006
Arlo Technologies, Inc.*	33,330	403,626
Badger Meter, Inc.	11,230	2,452,744
Bel Fuse, Inc., Class A	200	19,886
Bel Fuse, Inc., Class B	3,900	306,189
Belden, Inc.	14,738	1,726,262
Benchmark Electronics, Inc.	13,189	584,536
Climb Global Solutions, Inc.	230	22,894
Coherent Corp.*	166,490	14,802,626
CTS Corp.	11,962	578,722
Daktronics, Inc.*	14,140	182,547
ePlus, Inc.*	9,900	973,566
Evolv Technologies Holdings, Inc.(x)*	31,090	125,915
Fabrinet*	84,030	19,868,053
FARO Technologies, Inc.*	9,375	179,437
Insight Enterprises, Inc.*	10,655	2,294,980
Iteris, Inc.*	2,350	16,779
Itron, Inc.*	16,970	1,812,566
Kimball Electronics, Inc.*	7,460	138,085
Knowles Corp.*	33,000	594,990
Lightwave Logic, Inc.(x)*	44,230	122,075
Methode Electronics, Inc.	22,310	266,828
MicroVision, Inc.(x)*	80,940	92,272
Mirion Technologies, Inc., Class A*	76,840	850,619
Napco Security Technologies, Inc.	12,370	500,490
nLight, Inc.*	17,900	191,351
Novanta, Inc.*	81,081	14,507,013
OSI Systems, Inc.*	6,000	910,980
Ouster, Inc.*	8,850	55,755
PAR Technology Corp.(x)*	12,880	670,790
PC Connection, Inc.	4,260	321,332
Plexus Corp.*	9,995	1,366,416
Powerfleet, Inc.*	7,490	37,450
Richardson Electronics Ltd.	1,790	22,089
Rogers Corp.*	7,200	813,672
Sanmina Corp.*	20,080	1,374,476
ScanSource, Inc.*	9,400	451,482
SmartRent, Inc., Class A*	55,240	95,565
TTM Technologies, Inc.*	38,580	704,085
Vishay Intertechnology, Inc.	49,470	935,478
Vishay Precision Group, Inc.*	2,210	57,239

		72,978,794

IT Services (0.4%)
Applied Digital Corp.(x)*	30,530	251,872
ASGN, Inc.*	16,803	1,566,544
Backblaze, Inc., Class A*	2,890	18,467
BigBear.ai Holdings, Inc.(x)*	113,160	165,214
BigCommerce Holdings, Inc.*	21,200	124,020
Core Scientific, Inc.(x)*	68,130	808,022
Couchbase, Inc.*	14,200	228,904
DigitalOcean Holdings, Inc.*	27,870	1,125,669
Fastly, Inc., Class A*	40,600	307,342
Grid Dynamics Holdings, Inc.*	18,570	259,980
Hackett Group, Inc. (The)	14,040	368,831
Information Services Group, Inc.	3,700	12,210
Perficient, Inc.*	13,900	1,049,172
Rackspace Technology, Inc.(x)*	75,460	184,877
Squarespace, Inc., Class A*	23,200	1,077,176
Thoughtworks Holding, Inc.*	31,420	138,876
Tucows, Inc., Class A*	2,360	49,300
Unisys Corp.*	32,110	182,385

		7,918,861

Semiconductors & Semiconductor Equipment (3.8%)
ACM Research, Inc., Class A*	17,240	349,972
Aehr Test Systems(x)*	18,970	243,764
Alpha & Omega Semiconductor Ltd.*	11,900	441,728
Ambarella, Inc.*	13,900	784,030
Axcelis Technologies, Inc.*	12,500	1,310,625
CEVA, Inc.*	7,570	182,816
Cohu, Inc.*	17,387	446,846
Credo Technology Group Holding Ltd.*	48,624	1,497,619
Diodes, Inc.*	17,300	1,108,757
Everspin Technologies, Inc.*	1,330	7,847
FormFactor, Inc.*	29,140	1,340,440
GCT Semiconductor Holding, Inc.(x)*	4,470	14,975
Ichor Holdings Ltd.*	15,240	484,784
Impinj, Inc.(x)*	8,500	1,840,420
indie Semiconductor, Inc., Class A(x)*	59,500	237,405
Kulicke & Soffa Industries, Inc.	20,680	933,288
MACOM Technology Solutions Holdings, Inc.*	121,804	13,551,913
MaxLinear, Inc., Class A*	27,656	400,459
Monolithic Power Systems, Inc.	11,013	10,181,519
Navitas Semiconductor Corp., Class A(x)*	40,730	99,789
NVE Corp.	840	67,091
PDF Solutions, Inc.*	11,600	367,488
Photronics, Inc.*	22,740	563,042
Power Integrations, Inc.	21,160	1,356,779
QuickLogic Corp.(x)*	2,060	15,800
Rambus, Inc.*	40,648	1,716,159
Rigetti Computing, Inc.(x)*	35,480	27,784
Semtech Corp.*	383,690	17,519,285
Silicon Laboratories, Inc.*	11,754	1,358,410
SiTime Corp.*	7,020	1,204,000
SkyWater Technology, Inc.(x)*	13,110	119,039
SMART Global Holdings, Inc.*	18,530	388,204
Synaptics, Inc.*	14,902	1,156,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ultra Clean Holdings, Inc.*	18,200	$726,726
Universal Display Corp.	72,678	15,255,112
Veeco Instruments, Inc.*	21,239	703,648

		78,003,660

Software (9.0%)
8x8, Inc.*	53,370	108,875
A10 Networks, Inc.	23,000	332,120
ACI Worldwide, Inc.*	40,411	2,056,920
Adeia, Inc.	39,331	468,432
Agilysys, Inc.*	9,400	1,024,318
Airship AI Holdings, Inc.(x)*	54,280	124,844
Alarm.com Holdings, Inc.*	17,719	968,698
Alkami Technology, Inc.*	14,930	470,892
Altair Engineering, Inc., Class A*	21,840	2,085,938
American Software, Inc., Class A	16,520	184,859
Amplitude, Inc., Class A*	41,730	374,318
Appian Corp., Class A*	16,800	573,552
Arteris, Inc.(x)*	1,600	12,352
Asana, Inc., Class A*	29,600	343,064
AudioEye, Inc.(x)*	2,610	59,638
Aurora Innovation, Inc., Class A*	349,960	2,071,763
AvePoint, Inc.*	58,790	691,958
Blackbaud, Inc.*	16,410	1,389,599
BlackLine, Inc.*	20,900	1,152,426
Blend Labs, Inc., Class A*	88,200	330,750
Box, Inc., Class A*	54,400	1,780,512
Braze, Inc., Class A*	24,749	800,383
C3.ai, Inc., Class A*	30,310	734,411
Cerence, Inc.(x)*	35,050	110,407
Cipher Mining, Inc.(x)*	7,140	27,632
Cleanspark, Inc.(x)*	84,660	790,724
Clear Secure, Inc., Class A	31,970	1,059,486
Clearwater Analytics Holdings, Inc., Class A*	53,490	1,350,622
CommVault Systems, Inc.*	16,300	2,507,755
Consensus Cloud Solutions, Inc.*	9,440	222,312
CS Disco, Inc.*	16,090	94,609
CyberArk Software Ltd.*	17,948	5,233,816
Daily Journal Corp.*	510	249,951
Dave, Inc.*	2,500	99,900
Digimarc Corp.(x)*	4,950	133,056
Digital Turbine, Inc.*	81,100	248,977
Domo, Inc., Class B*	17,630	132,401
D-Wave Quantum, Inc.(x)*	31,730	31,187
E2open Parent Holdings, Inc.*	62,700	276,507
eGain Corp.*	3,010	15,351
Enfusion, Inc., Class A*	18,780	178,222
Envestnet, Inc.*	18,060	1,130,917
EverCommerce, Inc.*	16,000	165,760
Fair Isaac Corp.*	5,394	10,483,347
Freshworks, Inc., Class A*	638,505	7,330,037
HubSpot, Inc.*	18,605	9,890,418
Hut 8 Corp.(x)*	30,640	375,646
iLearningEngines Holdings, Inc.(x)*	4,860	8,116
Instructure Holdings, Inc.*	3,850	90,668
Intapp, Inc.*	14,510	694,013
InterDigital, Inc.	9,850	1,395,056
Jamf Holding Corp.*	26,790	464,807
Kaltura, Inc.*	3,250	4,420
Klaviyo, Inc., Class A(x)*	405,859	14,359,291
LiveRamp Holdings, Inc.*	24,757	613,478
Manhattan Associates, Inc.*	80,565	22,669,380
MARA Holdings, Inc.(x)*	104,456	1,694,276
Matterport, Inc.*	125,980	566,910
Meridianlink, Inc.*	15,500	318,835
Mitek Systems, Inc.*	14,300	123,981
Monday.com Ltd.*	51,012	14,169,603
N-able, Inc.*	24,800	323,888
NCR Voyix Corp.*	55,580	754,221
NextNav, Inc.(x)*	28,660	214,663
Nutanix, Inc., Class A*	219,374	12,997,909
Olo, Inc., Class A*	30,330	150,437
ON24, Inc.*	15,210	93,085
OneSpan, Inc.*	9,480	158,032
Ooma, Inc.*	1,010	11,504
Pagaya Technologies Ltd., Class A(x)*	17,550	185,504
PagerDuty, Inc.*	32,300	599,165
Porch Group, Inc.*	9,490	14,567
PowerSchool Holdings, Inc., Class A*	20,880	476,273
Progress Software Corp.	15,950	1,074,552
PROS Holdings, Inc.*	19,550	362,066
PTC, Inc.*	63,404	11,454,567
Q2 Holdings, Inc.*	22,500	1,794,825
Qualys, Inc.*	13,860	1,780,456
Rapid7, Inc.*	23,800	949,382
Red Violet, Inc.*	2,010	57,185
Rekor Systems, Inc.(x)*	10,350	12,213
ReposiTrak, Inc.	670	12,375
Rimini Street, Inc.*	18,190	33,652
Riot Platforms, Inc.(x)*	103,690	769,380
Roadzen, Inc.(x)*	3,620	4,308
Samsara, Inc., Class A*	286,280	13,775,794
Sapiens International Corp. NV	11,450	426,742
SEMrush Holdings, Inc., Class A*	9,710	152,544
SolarWinds Corp.	17,500	228,375
SoundHound AI, Inc., Class A(x)*	108,420	505,237
SoundThinking, Inc.*	1,680	19,471
Sprinklr, Inc., Class A*	47,520	367,330
Sprout Social, Inc., Class A*	17,700	514,539
SPS Commerce, Inc.*	14,220	2,761,097
Telos Corp.*	4,710	16,909
Tenable Holdings, Inc.*	45,050	1,825,426
Terawulf, Inc.(x)*	83,000	388,440
Varonis Systems, Inc.*	42,120	2,379,780
Verint Systems, Inc.*	23,121	585,655
Vertex, Inc., Class A*	20,730	798,312
Viant Technology, Inc., Class A*	3,570	39,520
Weave Communications, Inc.*	16,850	215,680
WM Technology, Inc.*	6,750	5,873
Workiva, Inc., Class A*	19,290	1,526,225
Xperi, Inc.*	27,892	257,722
Yext, Inc.*	56,900	393,748
Zeta Global Holdings Corp., Class A*	67,090	2,001,295
Zuora, Inc., Class A*	42,700	368,074

		181,290,493

Technology Hardware, Storage & Peripherals (0.8%)
CompoSecure, Inc., Class A(x)	6,900	96,738
Corsair Gaming, Inc.*	14,500	100,920
CPI Card Group, Inc.*	580	16,141
Diebold Nixdorf, Inc.*	9,660	431,415
Eastman Kodak Co.*	38,720	182,758
Immersion Corp.	14,280	127,378
IonQ, Inc.(x)*	75,790	662,405
Pure Storage, Inc., Class A*	282,990	14,217,418
Turtle Beach Corp.*	12,150	186,381
Xerox Holdings Corp.(x)	41,600	431,808

		16,453,362

Total Information Technology		363,117,282

Materials (2.2%)
Chemicals (1.0%)
AdvanSix, Inc.	8,300	252,154
American Vanguard Corp.	7,470	39,591
Arcadium Lithium plc*	413,988	1,179,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arq, Inc.*	2,290	$13,442
ASP Isotopes, Inc.*	8,340	23,185
Aspen Aerogels, Inc.*	22,260	616,379
Avient Corp.	36,084	1,815,747
Balchem Corp.	12,083	2,126,608
Cabot Corp.	20,210	2,258,872
Core Molding Technologies, Inc.*	870	14,973
Ecovyst, Inc.*	44,450	304,482
Hawkins, Inc.	7,200	917,784
HB Fuller Co.	20,920	1,660,629
Ingevity Corp.*	14,891	580,749
Innospec, Inc.	9,192	1,039,523
Intrepid Potash, Inc.*	2,090	50,160
Koppers Holdings, Inc.	7,660	279,820
Kronos Worldwide, Inc.	11,440	142,428
LSB Industries, Inc.*	16,580	133,303
Mativ Holdings, Inc.	25,098	426,415
Minerals Technologies, Inc.	12,120	936,028
Northern Technologies International Corp.(x)	340	4,179
Orion SA	20,100	357,981
Perimeter Solutions SA*	44,400	597,180
PureCycle Technologies, Inc.(x)*	42,310	401,945
Quaker Chemical Corp.	5,500	926,695
Rayonier Advanced Materials, Inc.*	4,880	41,773
Sensient Technologies Corp.	17,480	1,402,246
Stepan Co.	8,200	633,450
Tronox Holdings plc	52,520	768,368
Valhi, Inc.	1,860	62,068

		20,008,023

Construction Materials (0.2%)
Knife River Corp.*	21,080	1,884,341
Smith-Midland Corp.*	280	9,349
Summit Materials, Inc., Class A*	45,399	1,771,923
United States Lime & Minerals, Inc.	3,750	366,225

		4,031,838

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	42,850	161,544
Greif, Inc., Class A	8,570	536,996
Greif, Inc., Class B	1,520	106,142
Myers Industries, Inc.	19,000	262,580
O-I Glass, Inc.*	56,700	743,904
Pactiv Evergreen, Inc.	13,550	155,960
Ranpak Holdings Corp., Class A*	26,360	172,131
TriMas Corp.	13,530	345,421

		2,484,678

Metals & Mining (0.9%)
Alpha Metallurgical Resources, Inc.	4,250	1,003,765
Arch Resources, Inc.	6,600	911,856
Caledonia Mining Corp. plc	1,120	16,755
Carpenter Technology Corp.	18,150	2,896,377
Century Aluminum Co.*	23,600	383,028
Coeur Mining, Inc.*	150,930	1,038,399
Commercial Metals Co.	45,005	2,473,475
Compass Minerals International, Inc.	21,097	253,586
Constellium SE*	49,200	799,992
Contango ORE, Inc.*	1,360	26,194
Critical Metals Corp.(x)*	480	3,571
Dakota Gold Corp.*	4,180	9,865
Haynes International, Inc.	4,660	277,456
Hecla Mining Co.	219,421	1,463,538
i-80 Gold Corp.*	76,790	89,076
Ivanhoe Electric, Inc.(x)*	31,930	270,128
Kaiser Aluminum Corp.	5,690	412,639
Lifezone Metals Ltd.(x)*	940	6,580
Materion Corp.	7,700	861,322
Metallus, Inc.*	17,200	255,076
Metals Acquisition Ltd., Class A*	20,580	285,033
Novagold Resources, Inc.*	125,900	516,190
Olympic Steel, Inc.	4,270	166,530
Perpetua Resources Corp.*	4,470	41,795
Piedmont Lithium, Inc.(x)*	12,510	111,714
Radius Recycling, Inc.	13,230	245,284
Ramaco Resources, Inc., Class A(x)	15,630	182,871
Ramaco Resources, Inc., Class B	400	4,304
Ryerson Holding Corp.	8,640	172,022
SSR Mining, Inc.	77,530	440,370
SunCoke Energy, Inc.	32,100	278,628
Tredegar Corp.*	3,010	21,943
Universal Stainless & Alloy Products, Inc.*	1,500	57,945
Warrior Met Coal, Inc.	19,700	1,258,830
Worthington Steel, Inc.	11,699	397,883

		17,634,020

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	6,090	173,809
Sylvamo Corp.	12,900	1,107,465

		1,281,274

Total Materials		45,439,833

Real Estate (3.7%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	521,357
Alpine Income Property Trust, Inc. (REIT)	1,030	18,746
American Assets Trust, Inc. (REIT)	19,996	534,293
Armada Hoffler Properties, Inc. (REIT)	23,300	252,339
Broadstone Net Lease, Inc. (REIT)	73,000	1,383,350
CTO Realty Growth, Inc. (REIT)	2,850	54,207
Empire State Realty Trust, Inc. (REIT), Class A	57,300	634,884
Essential Properties Realty Trust, Inc. (REIT)	67,030	2,289,075
Gladstone Commercial Corp. (REIT)	20,570	334,057
Global Net Lease, Inc. (REIT)	72,432	609,877
NexPoint Diversified Real Estate Trust (REIT)	3,288	20,550
One Liberty Properties, Inc. (REIT)	1,600	44,064

		6,696,799

Health Care REITs (0.3%)
American Healthcare REIT, Inc. (REIT)	24,840	648,324
CareTrust REIT, Inc. (REIT)	51,780	1,597,931
Community Healthcare Trust, Inc. (REIT)	5,320	96,558
Diversified Healthcare Trust (REIT)	97,250	407,477
Global Medical REIT, Inc. (REIT)	22,500	222,975
LTC Properties, Inc. (REIT)	14,809	543,342
National Health Investors, Inc. (REIT)(x)	15,550	1,307,133
Sabra Health Care REIT, Inc. (REIT)	84,943	1,580,789
Strawberry Fields REIT, Inc. (REIT)(x)	150	1,904
Universal Health Realty Income Trust (REIT)	7,790	356,393

		6,762,826

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,248,885
Braemar Hotels & Resorts, Inc. (REIT)	6,140	18,973
Chatham Lodging Trust (REIT)	25,120	214,022
DiamondRock Hospitality Co. (REIT)	74,678	651,939
Pebblebrook Hotel Trust (REIT)	52,028	688,330
RLJ Lodging Trust (REIT)	58,587	537,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ryman Hospitality Properties, Inc. (REIT)	21,596	$2,315,955
Service Properties Trust (REIT)	81,700	372,552
Summit Hotel Properties, Inc. (REIT)	34,200	234,612
Sunstone Hotel Investors, Inc. (REIT)	81,314	839,160
Xenia Hotels & Resorts, Inc. (REIT)	42,701	630,694

		7,752,951

Industrial REITs (0.7%)
Industrial Logistics Properties Trust (REIT)	7,180	34,177
Innovative Industrial Properties, Inc. (REIT)	10,310	1,387,726
Lineage, Inc. (REIT)(x)	113,180	8,871,048
LXP Industrial Trust (REIT)	113,945	1,145,147
Plymouth Industrial REIT, Inc. (REIT)	16,450	371,770
Terreno Realty Corp. (REIT)	36,490	2,438,627

		14,248,495

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	68,000	369,920
City Office REIT, Inc. (REIT)	5,140	30,018
COPT Defense Properties (REIT)	45,200	1,370,916
Douglas Emmett, Inc. (REIT)	65,220	1,145,915
Easterly Government Properties, Inc. (REIT), Class A	36,600	497,028
Equity Commonwealth (REIT)*	37,780	751,822
Franklin Street Properties Corp. (REIT)	13,650	24,161
Hudson Pacific Properties, Inc. (REIT)	43,700	208,886
JBG SMITH Properties (REIT)	31,680	553,766
NET Lease Office Properties (REIT)(x)	2,200	67,364
Orion Office REIT, Inc. (REIT)	11,500	46,000
Paramount Group, Inc. (REIT)	74,800	368,016
Peakstone Realty Trust (REIT)(x)	22,880	311,854
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	429,250
Postal Realty Trust, Inc. (REIT), Class A	1,960	28,694
SL Green Realty Corp. (REIT)(x)	25,260	1,758,349

		7,961,959

Real Estate Management & Development (0.4%)
Anywhere Real Estate, Inc.*	36,840	187,147
Compass, Inc., Class A*	139,280	851,001
Cushman & Wakefield plc*	87,480	1,192,352
DigitalBridge Group, Inc.	60,275	851,686
eXp World Holdings, Inc.(x)	30,940	435,945
Forestar Group, Inc.*	6,800	220,116
FRP Holdings, Inc.*	1,280	38,221
Kennedy-Wilson Holdings, Inc.	44,526	492,012
Marcus & Millichap, Inc.	10,000	396,300
Maui Land & Pineapple Co., Inc.*	420	9,429
Newmark Group, Inc., Class A	51,130	794,049
Offerpad Solutions, Inc.(x)*	870	3,532
Opendoor Technologies, Inc.*	209,290	418,580
RE/MAX Holdings, Inc., Class A*	6,330	78,808
Real Brokerage, Inc. (The)*	36,050	200,077
Redfin Corp.(x)*	40,773	510,886
RMR Group, Inc. (The), Class A	2,730	69,287
St Joe Co. (The)	12,830	748,117
Star Holdings*	6,026	83,400
Stratus Properties, Inc.*	140	3,639
Tejon Ranch Co.*	1,940	34,047
Transcontinental Realty Investors, Inc.*	50	1,440

		7,620,071

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	59,600	538,784
BRT Apartments Corp. (REIT)	780	13,713
Centerspace (REIT)	5,632	396,887
Clipper Realty, Inc. (REIT)	1,700	9,690
Elme Communities (REIT)	32,300	568,157
Independence Realty Trust, Inc. (REIT)	84,588	1,734,054
NexPoint Residential Trust, Inc. (REIT)	8,700	382,887
UMH Properties, Inc. (REIT)	22,140	435,494
Veris Residential, Inc. (REIT)	30,070	537,050

		4,616,716

Retail REITs (0.7%)
Acadia Realty Trust (REIT)	38,586	905,999
Alexander’s, Inc. (REIT)	310	75,132
CBL & Associates Properties, Inc. (REIT)(x)	9,700	244,440
Getty Realty Corp. (REIT)	22,484	715,216
InvenTrust Properties Corp. (REIT)	24,700	700,739
Kite Realty Group Trust (REIT)	82,040	2,178,982
Macerich Co. (The) (REIT)	82,700	1,508,448
NETSTREIT Corp. (REIT)(x)	34,950	577,724
Phillips Edison & Co., Inc. (REIT)	46,908	1,768,901
Retail Opportunity Investments Corp. (REIT)	51,500	810,095
Saul Centers, Inc. (REIT)	1,640	68,814
SITE Centers Corp. (REIT)	19,075	1,154,037
Tanger, Inc. (REIT)	40,670	1,349,431
Urban Edge Properties (REIT)	48,300	1,033,137
Whitestone REIT (REIT)	18,120	245,164

		13,336,259

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)(x)	25,280	264,176
Four Corners Property Trust, Inc. (REIT)	39,060	1,144,848
Gladstone Land Corp. (REIT)	9,190	127,741
Outfront Media, Inc. (REIT)	58,300	1,071,554
PotlatchDeltic Corp. (REIT)	30,673	1,381,819
Safehold, Inc. (REIT)	18,269	479,196
Uniti Group, Inc. (REIT)	85,300	481,092

		4,950,426

Total Real Estate		73,946,502

Utilities (1.4%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,425,018
Genie Energy Ltd., Class B	10,780	175,175
Hawaiian Electric Industries, Inc.*	42,480	411,206
MGE Energy, Inc.	13,110	1,198,910
Otter Tail Corp.	15,380	1,202,101
Portland General Electric Co.	38,000	1,820,200
TXNM Energy, Inc.	33,200	1,453,164

		7,685,774

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	45,169	1,961,690
Chesapeake Utilities Corp.	8,340	1,035,578
New Jersey Resources Corp.	36,210	1,709,112
Northwest Natural Holding Co.	12,600	514,332
ONE Gas, Inc.	20,480	1,524,121
RGC Resources, Inc.	930	20,990
Southwest Gas Holdings, Inc.	23,700	1,748,112
Spire, Inc.	20,670	1,390,884

		9,904,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	46,830	$148,919
Montauk Renewables, Inc.*	37,360	194,646
Ormat Technologies, Inc.	19,920	1,532,645
Sunnova Energy International, Inc.(x)*	47,950	467,033

		2,343,243

Multi-Utilities (0.2%)
Avista Corp.	32,760	1,269,450
Black Hills Corp.	24,800	1,515,776
Northwestern Energy Group, Inc.	23,551	1,347,588
Unitil Corp.	5,800	351,364

		4,484,178

Water Utilities (0.2%)
American States Water Co.	13,500	1,124,415
Cadiz, Inc.(x)*	5,560	16,847
California Water Service Group	20,430	1,107,714
Consolidated Water Co. Ltd.	8,660	218,319
Global Water Resources, Inc.	1,320	16,619
Middlesex Water Co.	6,000	391,440
Pure Cycle Corp.*	2,450	26,386
SJW Group	11,900	691,509
York Water Co. (The)	4,680	175,313

		3,768,562

Total Utilities		28,186,576

Total Common Stocks (99.0%) (Cost $1,447,238,580)		2,003,569,095

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Empire Petroleum Corp., expiring 10/16/24*	1,452	18

Total Energy		18

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,252	—
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR *	19,340	9,671
Inhibrx, Inc., CVR(r)*	10,800	5,244

		15,714

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	798

Total Health Care		16,512

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	53,000

Total Materials		53,000

Total Rights (0.0%)† (Cost $40,722)		69,530

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	26,476,429	26,476,429
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	8,000,000	8,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	17,000,000	17,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		68,476,429

Total Short-Term Investments (3.4%) (Cost $68,476,429)		68,476,429

Total Investments in Securities (102.4%) (Cost $1,515,755,731)		2,072,115,054
Other Assets Less Liabilities (-2.4%)		(48,859,719)

Net Assets (100%)		$2,023,255,335

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $546,894 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $85,139,445. This was collateralized by $19,691,260 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/15/24 – 5/15/54 and by cash of $68,476,429 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	73	12/2024	USD	8,209,580	329,340

					329,340

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$26,981,663	$—	$—		$26,981,663
Consumer Discretionary	258,764,589	—	—	(a)	258,764,589
Consumer Staples	56,373,736	—	—		56,373,736
Energy	74,075,271	—	—		74,075,271
Financials	252,626,461	—	—		252,626,461
Health Care	384,603,640	—	12,013		384,615,653
Industrials	439,441,529	—	—		439,441,529
Information Technology	363,117,282	—	—		363,117,282
Materials	45,439,833	—	—		45,439,833
Real Estate	73,946,502	—	—		73,946,502
Utilities	28,186,576	—	—		28,186,576
Futures	329,340	—	—		329,340
Rights
Energy	—	18	—		18
Health Care	—	10,470	6,042		16,512
Materials	—	53,000	—		53,000
Short-Term Investments
Investment Companies	68,476,429	—	—		68,476,429

Total Assets	$2,072,362,851	$63,488	$18,055		$2,072,444,394

Total Liabilities	$—	$—	$—		$—

Total	$2,072,362,851	$63,488	$18,055		$2,072,444,394

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$724,560,940
Aggregate gross unrealized depreciation	(178,262,594)

Net unrealized appreciation	$546,298,346

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,526,146,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.0%)
Automobile Components (2.2%)
Aptiv plc*	5,518	$397,351

Household Durables (1.4%)
TopBuild Corp.*	593	241,238

Textiles, Apparel & Luxury Goods (1.4%)
On Holding AG, Class A*	4,996	250,550

Total Consumer Discretionary		889,139

Consumer Staples (5.4%)
Household Products (2.6%)
Procter & Gamble Co. (The)	2,743	475,088

Personal Care Products (2.8%)
Unilever plc (ADR)	7,716	501,231

Total Consumer Staples		976,319

Financials (9.1%)
Capital Markets (2.4%)
Intercontinental Exchange, Inc.	2,693	432,603

Financial Services (3.3%)
Visa, Inc., Class A	2,176	598,291

Insurance (3.4%)
Aflac, Inc.	5,476	612,217

Total Financials		1,643,111

Health Care (22.0%)
Health Care Equipment & Supplies (11.5%)
Alcon, Inc.	4,446	444,911
Becton Dickinson & Co.	1,675	403,843
GE HealthCare Technologies, Inc.	5,647	529,971
Hologic, Inc.*	3,263	265,804
STERIS plc	1,721	417,411

		2,061,940

Health Care Providers & Services (2.5%)
UnitedHealth Group, Inc.	764	446,696

Life Sciences Tools & Services (6.3%)
Bruker Corp.	4,887	337,496
Danaher Corp.	1,464	407,022
ICON plc*	1,349	387,581

		1,132,099

Pharmaceuticals (1.7%)
Johnson & Johnson	1,924	311,803

Total Health Care		3,952,538

Industrials (15.7%)
Aerospace & Defense (1.8%)
Hexcel Corp.	5,246	324,360

Commercial Services & Supplies (8.6%)
Tetra Tech, Inc.	8,950	422,082
Veralto Corp.	5,834	652,591
Waste Management, Inc.	2,311	479,764

		1,554,437

Construction & Engineering (1.9%)
AECOM	3,378	348,846

Electrical Equipment (2.0%)
Rockwell Automation, Inc.	1,336	358,663

Professional Services (1.4%)
Maximus, Inc.	2,634	245,383

Total Industrials		2,831,689

Information Technology (35.8%)
Communications Equipment (2.0%)
Arista Networks, Inc.*	926	355,417

Electronic Equipment, Instruments & Components (3.3%)
Flex Ltd.*	17,746	593,249

IT Services (4.3%)
Accenture plc, Class A	997	352,420
TE Connectivity plc	2,851	430,472

		782,892

Semiconductors & Semiconductor Equipment (10.8%)
Monolithic Power Systems, Inc.	452	417,874
NVIDIA Corp.	6,825	828,828
NXP Semiconductors NV	1,363	327,134
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,080	361,233

		1,935,069

Software (15.4%)
Adobe, Inc.*	835	432,346
Bentley Systems, Inc., Class B	3,747	190,385
Cadence Design Systems, Inc.*	1,345	364,535
Fair Isaac Corp.*	182	353,721
Intuit, Inc.	709	440,289
Microsoft Corp.	1,585	682,026
Palo Alto Networks, Inc.*	901	307,962

		2,771,264

Total Information Technology		6,437,891

Utilities (3.3%)
Electric Utilities (3.3%)
NextEra Energy, Inc.	7,103	600,417

Total Utilities		600,417

Total Common Stocks (96.3%) (Cost $13,712,855)		17,331,104

SHORT-TERM INVESTMENTS:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	416,971	417,221

Total Short-Term Investments (2.3%) (Cost $417,077)		417,221

Total Investments in Securities (98.6%) (Cost $14,129,932)		17,748,325
Other Assets Less Liabilities (1.4%)		254,190

Net Assets (100%)		$18,002,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$889,139	$—	$—	$889,139
Consumer Staples	976,319	—	—	976,319
Financials	1,643,111	—	—	1,643,111
Health Care	3,952,538	—	—	3,952,538
Industrials	2,831,689	—	—	2,831,689
Information Technology	6,437,891	—	—	6,437,891
Utilities	600,417	—	—	600,417
Short-Term Investment
Investment Company	417,221	—	—	417,221

Total Assets	$17,748,325	$—	$—	$17,748,325

Total Liabilities	$—	$—	$—	$—

Total	$17,748,325	$—	$—	$17,748,325

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,788,583
Aggregate gross unrealized depreciation	(171,360)

Net unrealized appreciation	$3,617,223

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,131,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.7%)
BCE, Inc.(x)	136,546	$4,747,231

Media (1.8%)
Fox Corp., Class B	45,786	1,776,497
Interpublic Group of Cos., Inc. (The)	261,294	8,264,729
Omnicom Group, Inc.	14,075	1,455,215

		11,496,441

Total Communication Services		16,243,672

Consumer Discretionary (2.1%)
Automobile Components (1.0%)
Aptiv plc*	39,723	2,860,453
BorgWarner, Inc.	99,547	3,612,561

		6,473,014

Hotels, Restaurants & Leisure (0.6%)
Darden Restaurants, Inc.	21,744	3,568,842
Empire Resorts, Inc.(r)*	45	—

		3,568,842

Household Durables (0.5%)
Mohawk Industries, Inc.*	21,266	3,417,021

Total Consumer Discretionary		13,458,877

Consumer Staples (11.1%)
Beverages (1.7%)
Heineken NV	56,310	4,991,953
Pernod Ricard SA	41,542	6,270,480

		11,262,433

Consumer Staples Distribution & Retail (2.4%)
Dollar Tree, Inc.*	68,169	4,793,644
Koninklijke Ahold Delhaize NV	303,254	10,474,710

		15,268,354

Food Products (3.3%)
Conagra Brands, Inc.	416,388	13,540,938
General Mills, Inc.	102,132	7,542,448

		21,083,386

Household Products (2.6%)
Henkel AG & Co. KGaA (Preference)(q)	48,941	4,598,000
Kimberly-Clark Corp.	59,543	8,471,778
Reckitt Benckiser Group plc	60,362	3,693,684

		16,763,462

Personal Care Products (1.1%)
Kenvue, Inc.	302,602	6,999,184

Total Consumer Staples		71,376,819

Energy (3.6%)
Energy Equipment & Services (1.2%)
Baker Hughes Co.	206,995	7,482,869

Oil, Gas & Consumable Fuels (2.4%)
Coterra Energy, Inc.	183,511	4,395,088
EQT Corp.	146,107	5,353,361
Occidental Petroleum Corp.	111,489	5,746,143

		15,494,592

Total Energy		22,977,461

Financials (15.7%)
Banks (4.8%)
Commerce Bancshares, Inc.	78,349	4,653,931
First Hawaiian, Inc.	138,315	3,201,992
PNC Financial Services Group, Inc. (The)	15,876	2,934,678
Truist Financial Corp.	191,013	8,169,626
US Bancorp	189,494	8,665,561
Westamerica Bancorp	65,853	3,254,455

		30,880,243

Capital Markets (5.3%)
Bank of New York Mellon Corp. (The)	160,569	11,538,488
Northern Trust Corp.	143,376	12,908,141
T. Rowe Price Group, Inc.	83,978	9,147,724

		33,594,353

Financial Services (0.5%)
Edenred SE	84,916	3,215,715

Insurance (5.1%)
Aflac, Inc.	18,364	2,053,095
Allstate Corp. (The)	60,472	11,468,515
Hanover Insurance Group, Inc. (The)	39,075	5,787,398
Reinsurance Group of America, Inc.	14,269	3,108,787
Willis Towers Watson plc	34,563	10,179,841

		32,597,636

Total Financials		100,287,947

Health Care (16.0%)
Health Care Equipment & Supplies (8.0%)
Becton Dickinson & Co.	34,485	8,314,334
Dentsply Sirona, Inc.	141,708	3,834,618
Envista Holdings Corp.*	210,169	4,152,939
GE HealthCare Technologies, Inc.	68,534	6,431,916
Hologic, Inc.*	54,519	4,441,118
Medtronic plc	57,670	5,192,030
Zimmer Biomet Holdings, Inc.	175,080	18,899,886

		51,266,841

Health Care Providers & Services (8.0%)
Cardinal Health, Inc.	72,801	8,045,967
Cencora, Inc.	6,941	1,562,280
Centene Corp.*	75,057	5,650,291
Henry Schein, Inc.*	180,007	13,122,510
Labcorp Holdings, Inc.	34,847	7,787,608
Quest Diagnostics, Inc.	66,130	10,266,682
Universal Health Services, Inc., Class B	20,960	4,800,050

		51,235,388

Total Health Care		102,502,229

Industrials (14.8%)
Aerospace & Defense (1.4%)
Huntington Ingalls Industries, Inc.	17,552	4,640,398
L3Harris Technologies, Inc.	18,935	4,504,068

		9,144,466

Building Products (0.5%)
Johnson Controls International plc	41,175	3,195,592

Commercial Services & Supplies (0.4%)
Republic Services, Inc.	11,857	2,381,360

Construction & Engineering (1.2%)
Vinci SA	63,583	7,428,090

Electrical Equipment (2.0%)
Atkore, Inc.	13,391	1,134,753
Emerson Electric Co.	105,193	11,504,959

		12,639,712

Ground Transportation (2.1%)
CSX Corp.	125,749	4,342,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	36,749	$9,132,126

		13,474,239

Machinery (2.9%)
Cummins, Inc.	9,713	3,144,972
Dover Corp.	8,197	1,571,693
Oshkosh Corp.	70,524	7,067,210
Timken Co. (The)	38,822	3,272,306
Weir Group plc (The)	115,596	3,347,468

		18,403,649

Passenger Airlines (1.1%)
Southwest Airlines Co.	250,428	7,420,182

Trading Companies & Distributors (3.2%)
Beacon Roofing Supply, Inc.*	82,759	7,152,861
Bunzl plc	106,319	5,023,340
MSC Industrial Direct Co., Inc., Class A	97,601	8,399,542

		20,575,743

Total Industrials		94,663,033

Information Technology (5.7%)
Communications Equipment (1.4%)
F5, Inc.*	30,197	6,649,379
Juniper Networks, Inc.	62,799	2,447,905

		9,097,284

IT Services (2.7%)
Amdocs Ltd.	93,105	8,144,825
Cognizant Technology Solutions Corp., Class A	50,522	3,899,288
TE Connectivity plc	33,657	5,081,871

		17,125,984

Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.*	40,491	2,940,052

Technology Hardware, Storage & Peripherals (1.2%)
HP, Inc.	210,575	7,553,325

Total Information Technology		36,716,645

Materials (3.0%)
Chemicals (0.9%)
Akzo Nobel NV	80,425	5,666,938

Containers & Packaging (2.1%)
Graphic Packaging Holding Co.	228,885	6,772,707
Packaging Corp. of America	30,388	6,545,575

		13,318,282

Total Materials		18,985,220

Real Estate (8.8%)
Health Care REITs (1.7%)
Healthpeak Properties, Inc. (REIT)	208,762	4,774,387
Ventas, Inc. (REIT)	92,543	5,934,782

		10,709,169

Residential REITs (1.8%)
Equity Residential (REIT)	109,774	8,173,772
Essex Property Trust, Inc. (REIT)	12,797	3,780,490

		11,954,262

Retail REITs (3.4%)
Agree Realty Corp. (REIT)	76,587	5,769,298
Realty Income Corp. (REIT)	162,576	10,310,570
Regency Centers Corp. (REIT)	80,543	5,817,621

		21,897,489

Specialized REITs (1.9%)
Public Storage (REIT)	18,366	6,682,837
VICI Properties, Inc. (REIT), Class A	162,575	5,415,373

		12,098,210

Total Real Estate		56,659,130

Utilities (12.0%)
Electric Utilities (6.9%)
Duke Energy Corp.	51,839	5,977,037
Edison International	124,813	10,869,964
Evergy, Inc.	136,520	8,465,605
Eversource Energy	135,468	9,218,597
Xcel Energy, Inc.	143,643	9,379,888

		43,911,091

Gas Utilities (2.0%)
ONE Gas, Inc.	86,583	6,443,507
Spire, Inc.	94,486	6,357,963

		12,801,470

Multi-Utilities (3.1%)
CMS Energy Corp.	10,680	754,328
Northwestern Energy Group, Inc.	187,232	10,713,415
WEC Energy Group, Inc.	89,430	8,601,378

		20,069,121

Total Utilities		76,781,682

Total Common Stocks (95.3%) (Cost $549,942,874)		610,652,715

MASTER LIMITED PARTNERSHIPS:
Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Enterprise Products Partners LP (Cost $10,566,375)	420,338	12,236,039

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	4,385,868	4,385,868
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	7,545,843	7,550,371

Total Investment Companies		11,936,239

Total Short-Term Investments (1.9%) (Cost $11,934,239)		11,936,239

Total Investments in Securities (99.1%) (Cost $572,443,488)		634,824,993
Other Assets Less Liabilities (0.9%)		5,745,910

Net Assets (100%)		$640,570,903

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $4,120,120. This was collateralized by cash of $4,385,868 which was subsequently invested in investment companies.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,112,284	CAD	5,539,739	Bank of America	12/20/2024	7,656
USD	999,763	EUR	894,683	UBS AG	12/20/2024	584

Total unrealized appreciation						8,240

GBP	193,869	USD	259,563	Bank of America	12/20/2024	(419)
USD	9,068,142	EUR	8,120,631	Citibank NA	12/20/2024	(952)
USD	9,061,650	EUR	8,120,631	Goldman Sachs & Co. LLC	12/20/2024	(7,445)
USD	9,067,456	EUR	8,120,631	JPMorgan Chase Bank	12/20/2024	(1,638)
USD	9,059,944	EUR	8,120,631	UBS AG	12/20/2024	(9,150)
USD	5,362,435	GBP	4,024,342	Bank of America	12/20/2024	(16,906)
USD	5,364,045	GBP	4,024,342	Goldman Sachs & Co. LLC	12/20/2024	(15,297)

Total unrealized depreciation						(51,807)

Net unrealized depreciation						(43,567)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$16,243,672	$—	$—		$16,243,672
Consumer Discretionary	13,458,877	—	—	(a)	13,458,877
Consumer Staples	41,347,992	30,028,827	—		71,376,819
Energy	22,977,461	—	—		22,977,461
Financials	97,072,232	3,215,715	—		100,287,947
Health Care	102,502,229	—	—		102,502,229
Industrials	78,864,135	15,798,898	—		94,663,033
Information Technology	36,716,645	—	—		36,716,645
Materials	13,318,282	5,666,938	—		18,985,220
Real Estate	56,659,130	—	—		56,659,130
Utilities	76,781,682	—	—		76,781,682
Forward Currency Contracts	—	8,240	—		8,240
Master Limited Partnerships
Energy	12,236,039	—	—		12,236,039
Short-Term Investments
Investment Companies	11,936,239	—	—		11,936,239

Total Assets	$580,114,615	$54,718,618	$—		$634,833,233

Liabilities:
Forward Currency Contracts	$—	$(51,807)	$—		$(51,807)

Total Liabilities	$—	$(51,807)	$—		$(51,807)

Total	$580,114,615	$54,666,811	$—		$634,781,426

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,606,764
Aggregate gross unrealized depreciation	(24,790,710)

Net unrealized appreciation	$62,816,054

Federal income tax cost of investments in securities and derivative instruments, if applicable	$571,965,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.2%)
iShares Core MSCI EAFE ETF	391,400	$30,548,770
iShares Core S&P 500 ETF	35,200	20,304,064
iShares Core S&P Mid-Cap ETF	84,900	5,290,968
iShares Russell 2000 ETF(x)	26,200	5,787,318
SPDR Portfolio S&P 500 ETF(x)	301,100	20,327,261
Vanguard S&P 500 ETF	38,500	20,315,295

Total Equity		102,573,676

Fixed Income (34.5%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	650,000	54,437,500

Total Exchange Traded Funds (99.7%) (Cost $137,103,912)		157,011,176

SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	6,081,390	6,081,390
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	575,885	576,231

Total Investment Companies		6,657,621

Total Short-Term Investments (4.2%) (Cost $6,657,564)		6,657,621

Total Investments in Securities (103.9%) (Cost $143,761,476)		163,668,797
Other Assets Less Liabilities (-3.9%)		(6,080,315)

Net Assets (100%)		$157,588,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $11,148,595. This was collateralized by $6,102,736 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 9/30/25 - 2/15/54 and by cash of $6,081,390 which was subsequently invested in investment companies.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$157,011,176	$—	$—	$157,011,176
Short-Term Investments
Investment Companies	6,657,621	—	—	6,657,621

Total Assets	$163,668,797	$—	$—	$163,668,797

Total Liabilities	$—	$—	$—	$—

Total	$163,668,797	$—	$—	$163,668,797

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,024,520
Aggregate gross unrealized depreciation	(733,614)

Net unrealized appreciation	$18,290,906

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,377,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Entertainment (2.1%)
Netflix, Inc.*	10,757	$7,629,617
Take-Two Interactive Software, Inc.*	39,467	6,066,473

		13,696,090

Interactive Media & Services (6.6%)
Alphabet, Inc., Class C	115,924	19,381,334
Meta Platforms, Inc., Class A	37,730	21,598,161
Pinterest, Inc., Class A*	85,713	2,774,530

		43,754,025

Media (0.8%)
Charter Communications, Inc., Class A*	15,779	5,113,658

Total Communication Services		62,563,773

Consumer Discretionary (10.9%)
Automobiles (0.1%)
General Motors Co.	24,300	1,089,612

Broadline Retail (2.0%)
Amazon.com, Inc.*	69,603	12,969,127

Hotels, Restaurants & Leisure (7.1%)
Aramark	181,556	7,031,664
Booking Holdings, Inc.	840	3,538,181
Chipotle Mexican Grill, Inc.*	90,609	5,220,891
Marriott International, Inc., Class A	25,822	6,419,349
Royal Caribbean Cruises Ltd.	110,283	19,559,793
Yum! Brands, Inc.	33,118	4,626,777

		46,396,655

Specialty Retail (1.7%)
Burlington Stores, Inc.*	21,091	5,557,057
Tractor Supply Co.	18,664	5,429,917

		10,986,974

Total Consumer Discretionary		71,442,368

Consumer Staples (3.9%)
Food Products (0.8%)
Kraft Heinz Co. (The)	147,910	5,193,120

Household Products (0.9%)
Church & Dwight Co., Inc.	58,485	6,124,549

Tobacco (2.2%)
Philip Morris International, Inc.	117,985	14,323,379

Total Consumer Staples		25,641,048

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
ConocoPhillips	37,778	3,977,268

Total Energy		3,977,268

Financials (14.6%)
Banks (2.9%)
JPMorgan Chase & Co.	55,018	11,601,095
Truist Financial Corp.	171,000	7,313,670

		18,914,765

Capital Markets (2.7%)
KKR & Co., Inc.	76,814	10,030,372
MSCI, Inc.	13,254	7,726,154

		17,756,526

Consumer Finance (1.1%)
Discover Financial Services	51,000	7,154,790

Financial Services (4.4%)
Mastercard, Inc., Class A	26,585	13,127,673
Toast, Inc., Class A*	212,457	6,014,658
Visa, Inc., Class A	34,403	9,459,105

		28,601,436

Insurance (3.5%)
Arch Capital Group Ltd.*	45,468	5,086,960
Marsh & McLennan Cos., Inc.	41,557	9,270,951
Progressive Corp. (The)	35,425	8,989,448

		23,347,359

Total Financials		95,774,876

Health Care (10.0%)
Biotechnology (4.8%)
AbbVie, Inc.	50,450	9,962,866
Alnylam Pharmaceuticals, Inc.*	14,560	4,004,437
Amgen, Inc.	25,921	8,352,006
Regeneron Pharmaceuticals, Inc.*	8,314	8,740,009

		31,059,318

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	47,876	5,458,343

Health Care Providers & Services (1.7%)
Elevance Health, Inc.	7,380	3,837,600
UnitedHealth Group, Inc.	12,803	7,485,658

		11,323,258

Life Sciences Tools & Services (1.8%)
Danaher Corp.	22,091	6,141,740
Mettler-Toledo International, Inc.*	3,879	5,817,336

		11,959,076

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	107,364	5,555,013

Total Health Care		65,355,008

Industrials (12.3%)
Aerospace & Defense (3.4%)
General Electric Co.	58,819	11,092,087
TransDigm Group, Inc.	7,772	11,091,654

		22,183,741

Air Freight & Logistics (1.2%)
FedEx Corp.	28,989	7,933,710

Building Products (1.5%)
Carrier Global Corp.	120,313	9,683,993

Electrical Equipment (0.8%)
GE Vernova, Inc.*	22,453	5,725,066

Ground Transportation (1.6%)
Saia, Inc.*	14,131	6,178,921
Union Pacific Corp.	16,950	4,177,836

		10,356,757

Machinery (1.0%)
Ingersoll Rand, Inc.	68,954	6,768,525

Professional Services (0.9%)
Dayforce, Inc.(x)*	96,795	5,928,694

Trading Companies & Distributors (1.9%)
FTAI Aviation Ltd.	92,512	12,294,845

Total Industrials		80,875,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (25.3%)
IT Services (0.9%)
Accenture plc, Class A	16,200	$5,726,376

Semiconductors & Semiconductor Equipment (12.0%)
Broadcom, Inc.	223,920	38,626,200
KLA Corp.	13,744	10,643,491
Micron Technology, Inc.	77,878	8,076,727
NVIDIA Corp.	167,280	20,314,483
Wolfspeed, Inc.(x)*	76,030	737,491

		78,398,392

Software (10.3%)
Atlassian Corp., Class A*	42,970	6,824,066
DocuSign, Inc.*	34,556	2,145,582
Microsoft Corp.	67,832	29,188,109
Salesforce, Inc.	53,277	14,582,448
ServiceNow, Inc.*	16,899	15,114,297

		67,854,502

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	59,377	13,834,841

Total Information Technology		165,814,111

Materials (3.8%)
Chemicals (2.3%)
Corteva, Inc.	88,379	5,195,801
Linde plc	20,231	9,647,355

		14,843,156

Metals & Mining (1.5%)
ATI, Inc.*	151,057	10,107,224

Total Materials		24,950,380

Real Estate (1.1%)
Health Care REITs (1.1%)
Welltower, Inc. (REIT)	55,510	7,106,945

Total Real Estate		7,106,945

Utilities (6.5%)
Electric Utilities (4.5%)
Constellation Energy Corp.	60,491	15,728,870
Southern Co. (The)	152,964	13,794,293

		29,523,163

Gas Utilities (2.0%)
Atmos Energy Corp.	94,500	13,108,095

Total Utilities		42,631,258

Total Common Stocks (98.5%) (Cost $353,277,230)		646,132,366

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	400,000	400,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	114,305	114,305

Total Investment Companies		714,305

Total Short-Term Investments (0.1%) (Cost $714,305)		714,305

Total Investments in Securities (98.6%) (Cost $353,991,535)		646,846,671
Other Assets Less Liabilities (1.4%)		9,073,782

Net Assets (100%)		$655,920,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $4,237,065. This was collateralized by $3,591,734 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/15/25 - 5/15/54 and by cash of $714,305 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$62,563,773	$—	$—	$62,563,773
Consumer Discretionary	71,442,368	—	—	71,442,368
Consumer Staples	25,641,048	—	—	25,641,048
Energy	3,977,268	—	—	3,977,268
Financials	95,774,876	—	—	95,774,876
Health Care	65,355,008	—	—	65,355,008
Industrials	80,875,331	—	—	80,875,331
Information Technology	165,814,111	—	—	165,814,111
Materials	24,950,380	—	—	24,950,380
Real Estate	7,106,945	—	—	7,106,945
Utilities	42,631,258	—	—	42,631,258
Short-Term Investments
Investment Companies	714,305	—	—	714,305

Total Assets	$646,846,671	$—	$—	$646,846,671

Total Liabilities	$—	$—	$—	$—

Total	$646,846,671	$—	$—	$646,846,671

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$304,148,011
Aggregate gross unrealized depreciation	(11,293,465)

Net unrealized appreciation	$292,854,546

Federal income tax cost of investments in securities and derivative instruments, if applicable	$353,992,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.9%)
Entertainment (3.7%)
Netflix, Inc.*	23,500	$16,667,845

Interactive Media & Services (8.2%)
Alphabet, Inc., Class A	45,800	7,595,930
Meta Platforms, Inc., Class A	52,103	29,825,841

		37,421,771

Total Communication Services		54,089,616

Consumer Discretionary (9.4%)
Automobiles (1.0%)
Tesla, Inc.*	16,800	4,395,384

Broadline Retail (7.8%)
Amazon.com, Inc.*	191,320	35,648,656

Hotels, Restaurants & Leisure (0.6%)
Starbucks Corp.	28,000	2,729,720

Total Consumer Discretionary		42,773,760

Consumer Staples (2.9%)
Beverages (1.3%)
Monster Beverage Corp.*	113,820	5,937,989

Consumer Staples Distribution & Retail (1.6%)
Target Corp.	45,200	7,044,872

Total Consumer Staples		12,982,861

Financials (10.4%)
Capital Markets (2.5%)
Intercontinental Exchange, Inc.	18,100	2,907,584
S&P Global, Inc.	16,432	8,489,100

		11,396,684

Financial Services (6.3%)
PayPal Holdings, Inc.*	96,800	7,553,304
Visa, Inc., Class A	77,461	21,297,902

		28,851,206

Insurance (1.6%)
Marsh & McLennan Cos., Inc.	32,196	7,182,606

Total Financials		47,430,496

Health Care (14.6%)
Health Care Equipment & Supplies (5.6%)
Alcon, Inc.	72,230	7,228,056
Intuitive Surgical, Inc.*	21,400	10,513,178
Stryker Corp.	21,300	7,694,838

		25,436,072

Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	23,945	14,000,163

Life Sciences Tools & Services (2.3%)
Thermo Fisher Scientific, Inc.	17,397	10,761,262

Pharmaceuticals (3.6%)
Eli Lilly and Co.	10,000	8,859,400
Zoetis, Inc.	39,100	7,639,358

		16,498,758

Total Health Care		66,696,255

Industrials (9.2%)
Electrical Equipment (2.0%)
Eaton Corp. plc	27,860	9,233,918

Ground Transportation (3.6%)
Uber Technologies, Inc.*	129,580	9,739,233
Union Pacific Corp.	26,200	6,457,776

		16,197,009

Industrial Conglomerates (1.5%)
Honeywell International, Inc.	33,200	6,862,772

Trading Companies & Distributors (2.1%)
W.W. Grainger, Inc.	9,140	9,494,724

Total Industrials		41,788,423

Information Technology (36.6%)
IT Services (1.8%)
Accenture plc, Class A	22,700	8,023,996

Semiconductors & Semiconductor Equipment (13.2%)
ASML Holding NV (Registered) (ADR)	9,340	7,782,555
NVIDIA Corp.	353,600	42,941,184
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	53,200	9,239,244

		59,962,983

Software (16.7%)
Adobe, Inc.*	15,729	8,144,162
Intuit, Inc.	10,900	6,768,900
Microsoft Corp.	80,327	34,564,708
Palo Alto Networks, Inc.*	28,950	9,895,110
Salesforce, Inc.	37,160	10,171,063
Workday, Inc., Class A*	27,690	6,767,713

		76,311,656

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	96,634	22,515,722

Total Information Technology		166,814,357

Materials (1.8%)
Chemicals (1.8%)
Sherwin-Williams Co. (The)	21,800	8,320,406

Total Materials		8,320,406

Real Estate (1.9%)
Specialized REITs (1.9%)
Equinix, Inc. (REIT)	10,000	8,876,300

Total Real Estate		8,876,300

Utilities (0.9%)
Electric Utilities (0.9%)
NextEra Energy, Inc.	46,100	3,896,833

Total Utilities		3,896,833

Total Investments in Securities (99.6%) (Cost $181,976,263)		453,669,307
Other Assets Less Liabilities (0.4%)		1,715,575

Net Assets (100%)		$455,384,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$54,089,616	$—	$—	$54,089,616
Consumer Discretionary	42,773,760	—	—	42,773,760
Consumer Staples	12,982,861	—	—	12,982,861
Financials	47,430,496	—	—	47,430,496
Health Care	66,696,255	—	—	66,696,255
Industrials	41,788,423	—	—	41,788,423
Information Technology	166,814,357	—	—	166,814,357
Materials	8,320,406	—	—	8,320,406
Real Estate	8,876,300	—	—	8,876,300
Utilities	3,896,833	—	—	3,896,833

Total Assets	$453,669,307	$—	$—	$453,669,307

Total Liabilities	$—	$—	$—	$—

Total	$453,669,307	$—	$—	$453,669,307

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$277,349,915
Aggregate gross unrealized depreciation	(5,683,884)

Net unrealized appreciation	$271,666,031

Federal income tax cost of investments in securities and derivative instruments, if applicable	$182,003,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	41,297	$908,534
Verizon Communications, Inc.	24,245	1,088,843

		1,997,377

Entertainment (0.9%)
Electronic Arts, Inc.	1,385	198,664
Live Nation Entertainment, Inc.*	26,598	2,912,215
Netflix, Inc.*	2,472	1,753,315
Take-Two Interactive Software, Inc.*	915	140,645
Walt Disney Co. (The)	10,445	1,004,705
Warner Bros Discovery, Inc.*	12,872	106,194

		6,115,738

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A	33,745	5,596,608
Alphabet, Inc., Class C	27,663	4,624,977
Match Group, Inc.*	1,439	54,452
Meta Platforms, Inc., Class A	12,583	7,203,013

		17,479,050

Media (0.8%)
Charter Communications, Inc., Class A*	559	181,161
Comcast Corp., Class A	22,249	929,341
Fox Corp., Class A	1,302	55,113
Fox Corp., Class B	870	33,756
Interpublic Group of Cos., Inc. (The)	2,102	66,486
News Corp., Class A	2,184	58,160
News Corp., Class B	775	21,661
Omnicom Group, Inc.	1,123	116,107
Paramount Global, Class B	3,140	33,347
Trade Desk, Inc. (The), Class A*	37,200	4,078,980

		5,574,112

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,822	582,348

Total Communication Services		31,748,625

Consumer Discretionary (9.6%)
Automobile Components (0.2%)
Aptiv plc*	1,561	112,408
BorgWarner, Inc.	1,418	51,459
Fox Factory Holding Corp.*	25,238	1,047,377

		1,211,244

Automobiles (0.7%)
Ford Motor Co.	22,250	234,960
General Motors Co.	6,465	289,891
Tesla, Inc.*	15,980	4,180,847

		4,705,698

Broadline Retail (3.9%)
Alibaba Group Holding Ltd. (ADR)	9,500	1,008,140
Amazon.com, Inc.*	53,800	10,024,554
eBay, Inc.	2,816	183,350
Global-e Online Ltd.*	65,017	2,499,253
MercadoLibre, Inc.*	6,245	12,814,490

		26,529,787

Distributors (0.0%)†
Genuine Parts Co.	797	111,325
LKQ Corp.	1,456	58,123
Pool Corp.	226	85,157

		254,605

Hotels, Restaurants & Leisure (1.1%)
Airbnb, Inc., Class A*	2,521	319,688
Booking Holdings, Inc.	193	812,939
Caesars Entertainment, Inc.*	1,159	48,377
Carnival Corp.*	6,031	111,453
Chipotle Mexican Grill, Inc.*	7,880	454,046
Darden Restaurants, Inc.	659	108,162
Domino’s Pizza, Inc.	209	89,899
Expedia Group, Inc.*	17,789	2,633,128
Hilton Worldwide Holdings, Inc.	1,419	327,079
Las Vegas Sands Corp.	2,077	104,556
Marriott International, Inc., Class A	1,346	334,616
McDonald’s Corp.	4,132	1,258,235
MGM Resorts International*	1,253	48,980
Norwegian Cruise Line Holdings Ltd.*	2,391	49,039
Royal Caribbean Cruises Ltd.	1,380	244,757
Starbucks Corp.	6,527	636,317
Wynn Resorts Ltd.	548	52,542
Yum! Brands, Inc.	1,643	229,544

		7,863,357

Household Durables (0.2%)
DR Horton, Inc.	1,686	321,638
Garmin Ltd.	869	152,970
Lennar Corp., Class A	1,382	259,097
Mohawk Industries, Inc.*	292	46,919
NVR, Inc.*	17	166,801
PulteGroup, Inc.	1,222	175,394

		1,122,819

Leisure Products (0.0%)†
Hasbro, Inc.	732	52,938

Specialty Retail (2.5%)
AutoZone, Inc.*	98	308,704
Best Buy Co., Inc.	1,092	112,804
Burlington Stores, Inc.*	21,751	5,730,953
CarMax, Inc.*	873	67,553
Home Depot, Inc. (The)	5,711	2,314,097
Lowe’s Cos., Inc.	26,422	7,156,399
O’Reilly Automotive, Inc.*	334	384,634
Ross Stores, Inc.	1,900	285,969
TJX Cos., Inc. (The)	6,509	765,068
Tractor Supply Co.	624	181,540
Ulta Beauty, Inc.*	282	109,732

		17,417,453

Textiles, Apparel & Luxury Goods (1.0%)
Crocs, Inc.*	39,885	5,775,747
Deckers Outdoor Corp.*	865	137,924
Lululemon Athletica, Inc.*	667	180,990
NIKE, Inc., Class B	6,920	611,728
Ralph Lauren Corp.	217	42,070
Tapestry, Inc.	1,256	59,007

		6,807,466

Total Consumer Discretionary		65,965,367

Consumer Staples (6.7%)
Beverages (2.4%)
Brown-Forman Corp., Class B	1,123	55,252
Coca-Cola Co. (The)	22,340	1,605,352
Constellation Brands, Inc., Class A	23,932	6,167,037
Keurig Dr Pepper, Inc.	6,112	229,078
Molson Coors Beverage Co., Class B	1,032	59,361
Monster Beverage Corp.*	130,502	6,808,289
PepsiCo, Inc.	7,911	1,345,265

		16,269,634

Consumer Staples Distribution & Retail (3.3%)
Casey’s General Stores, Inc.	18,460	6,935,607
Costco Wholesale Corp.	2,553	2,263,285
Dollar General Corp.	1,226	103,683
Dollar Tree, Inc.*	1,124	79,040
Kroger Co. (The)	3,873	221,923
Performance Food Group Co.*	129,377	10,139,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	2,832	$221,066
Target Corp.	2,647	412,561
Walgreens Boots Alliance, Inc.	4,183	37,480
Walmart, Inc.	25,067	2,024,160

		22,438,080

Food Products (0.3%)
Archer-Daniels-Midland Co.	2,722	162,612
Bunge Global SA	776	74,993
Campbell Soup Co.	1,218	59,585
Conagra Brands, Inc.	2,673	86,926
General Mills, Inc.	3,175	234,474
Hershey Co. (The)	859	164,739
Hormel Foods Corp.	1,762	55,855
J M Smucker Co. (The)	622	75,324
Kellanova	1,507	121,630
Kraft Heinz Co. (The)	5,084	178,499
Lamb Weston Holdings, Inc.	892	57,748
McCormick & Co., Inc. (Non-Voting)	1,455	119,747
Mondelez International, Inc., Class A	7,694	566,817
Tyson Foods, Inc., Class A	1,654	98,512

		2,057,461

Household Products (0.5%)
Church & Dwight Co., Inc.	1,411	147,760
Clorox Co. (The)	694	113,059
Colgate-Palmolive Co.	4,706	488,530
Kimberly-Clark Corp.	1,918	272,893
Procter & Gamble Co. (The)	13,558	2,348,246

		3,370,488

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,336	133,186
Kenvue, Inc.	11,190	258,825

		392,011

Tobacco (0.2%)
Altria Group, Inc.	9,827	501,570
Philip Morris International, Inc.	8,955	1,087,137

		1,588,707

Total Consumer Staples		46,116,381

Energy (3.2%)
Energy Equipment & Services (0.8%)
Baker Hughes Co.	141,926	5,130,625
Halliburton Co.	5,154	149,724
Schlumberger NV	8,133	341,179

		5,621,528

Oil, Gas & Consumable Fuels (2.4%)
APA Corp.	2,010	49,165
Chesapeake Energy Corp.(x)	32,396	2,664,571
Chevron Corp.	9,796	1,442,657
ConocoPhillips	6,688	704,113
Coterra Energy, Inc.	4,109	98,411
Devon Energy Corp.	3,683	144,079
Diamondback Energy, Inc.	18,042	3,110,441
EOG Resources, Inc.	3,275	402,596
EQT Corp.	3,422	125,382
Exxon Mobil Corp.	43,016	5,042,335
Hess Corp.	1,605	217,959
Kinder Morgan, Inc.	11,331	250,302
Marathon Oil Corp.	3,358	89,424
Marathon Petroleum Corp.	1,928	314,090
Occidental Petroleum Corp.	3,848	198,326
ONEOK, Inc.	3,332	303,645
Phillips 66	2,407	316,400
Targa Resources Corp.	1,236	182,940
Valero Energy Corp.	1,842	248,725
Williams Cos., Inc. (The)	6,971	318,226

		16,223,787

Total Energy		21,845,315

Financials (7.5%)
Banks (1.2%)
Bank of America Corp.	38,881	1,542,798
Citigroup, Inc.	10,988	687,849
Citizens Financial Group, Inc.	2,501	102,716
Fifth Third Bancorp	3,930	168,361
Huntington Bancshares, Inc.	8,344	122,657
JPMorgan Chase & Co.	16,387	3,455,363
KeyCorp	5,386	90,216
M&T Bank Corp.	979	174,379
PNC Financial Services Group, Inc. (The)‡	2,278	421,088
Regions Financial Corp.	5,131	119,706
Truist Financial Corp.	7,656	327,447
US Bancorp	8,926	408,186
Wells Fargo & Co.	19,604	1,107,430

		8,728,196

Capital Markets (3.5%)
Ameriprise Financial, Inc.	559	262,624
Bank of New York Mellon Corp. (The)	4,209	302,459
BlackRock, Inc.‡	802	761,507
Blackstone, Inc.	4,127	631,968
Cboe Global Markets, Inc.	606	124,151
Charles Schwab Corp. (The)	8,599	557,301
CME Group, Inc.	2,065	455,642
FactSet Research Systems, Inc.	214	98,408
Franklin Resources, Inc.	1,785	35,968
Goldman Sachs Group, Inc. (The)	1,819	900,605
Intercontinental Exchange, Inc.	27,102	4,353,665
Invesco Ltd.	2,812	49,379
KKR & Co., Inc.	94,592	12,351,823
MarketAxess Holdings, Inc.	206	52,777
Moody’s Corp.	900	427,131
Morgan Stanley	7,175	747,922
MSCI, Inc.	450	262,318
Nasdaq, Inc.	2,444	178,436
Northern Trust Corp.	1,131	101,824
Raymond James Financial, Inc.	1,108	135,686
S&P Global, Inc.	1,844	952,647
State Street Corp.	1,763	155,973
T. Rowe Price Group, Inc.	1,263	137,579

		24,037,793

Consumer Finance (0.2%)
American Express Co.	3,235	877,332
Capital One Financial Corp.	2,183	326,861
Discover Financial Services	1,471	206,367
Synchrony Financial	2,306	115,023

		1,525,583

Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	10,550	4,855,743
Corpay, Inc.*	403	126,042
Fidelity National Information Services, Inc.	3,142	263,142
Fiserv, Inc.*	3,316	595,719
Global Payments, Inc.	1,493	152,913
Jack Henry & Associates, Inc.	407	71,852
Mastercard, Inc., Class A	4,752	2,346,538
PayPal Holdings, Inc.*	5,888	459,441
Visa, Inc., Class A	9,621	2,645,294

		11,516,684

Insurance (0.9%)
Aflac, Inc.	2,903	324,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp. (The)	1,505	$285,423
American International Group, Inc.	3,709	271,610
Aon plc, Class A	1,246	431,104
Arch Capital Group Ltd.*	2,170	242,780
Arthur J Gallagher & Co.	1,254	352,838
Assurant, Inc.	298	59,260
Brown & Brown, Inc.	1,358	140,689
Chubb Ltd.	2,164	624,076
Cincinnati Financial Corp.	930	126,592
Erie Indemnity Co., Class A	144	77,734
Everest Group Ltd.	241	94,431
Globe Life, Inc.	525	55,603
Hartford Financial Services Group, Inc. (The)	1,682	197,820
Loews Corp.	1,030	81,422
Marsh & McLennan Cos., Inc.	2,832	631,791
MetLife, Inc.	3,355	276,720
Principal Financial Group, Inc.	1,238	106,344
Progressive Corp. (The)	3,373	855,932
Prudential Financial, Inc.	2,037	246,681
Travelers Cos., Inc. (The)	1,301	304,590
W.R. Berkley Corp.	1,780	100,979
Willis Towers Watson plc	591	174,067

		6,063,041

Total Financials		51,871,297

Health Care (9.4%)
Biotechnology (1.3%)
AbbVie, Inc.	10,173	2,008,964
Amgen, Inc.	3,095	997,240
Argenx SE (ADR)*	4,700	2,547,776
Biogen, Inc.*	844	163,601
Caris Life Sciences, Inc.(r)*	69,480	121,937
Gilead Sciences, Inc.	7,171	601,217
Incyte Corp.*	933	61,671
Moderna, Inc.*	1,949	130,252
Regeneron Pharmaceuticals, Inc.*	611	642,308
Ultragenyx Pharmaceutical, Inc.*	20,570	1,142,663
Vertex Pharmaceuticals, Inc.*	1,487	691,574

		9,109,203

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	10,021	1,142,494
Align Technology, Inc.*	414	105,288
Baxter International, Inc.	3,011	114,328
Becton Dickinson & Co.	1,652	398,297
Boston Scientific Corp.*	8,482	710,792
Cooper Cos., Inc. (The)*	1,116	123,139
Dexcom, Inc.*	2,334	156,471
Edwards Lifesciences Corp.*	3,536	233,341
GE HealthCare Technologies, Inc.	2,723	255,554
Hologic, Inc.*	1,333	108,586
IDEXX Laboratories, Inc.*	477	240,990
Insulet Corp.*	17,386	4,046,591
Intuitive Surgical, Inc.*	2,043	1,003,665
Medtronic plc	7,387	665,052
ResMed, Inc.	855	208,723
Solventum Corp.*	769	53,615
STERIS plc	562	136,307
Stryker Corp.	1,967	710,598
Teleflex, Inc.	259	64,056
Zimmer Biomet Holdings, Inc.	1,194	128,892

		10,606,779

Health Care Providers & Services (2.9%)
Cardinal Health, Inc.	1,427	157,712
Cencora, Inc.	1,008	226,881
Centene Corp.*	2,999	225,765
Cigna Group (The)	1,610	557,768
CVS Health Corp.	7,190	452,107
DaVita, Inc.*	244	39,999
Elevance Health, Inc.	1,336	694,720
HCA Healthcare, Inc.	1,070	434,880
HealthEquity, Inc.*	86,411	7,072,740
Henry Schein, Inc.*	781	56,935
Humana, Inc.	700	221,718
Labcorp Holdings, Inc.	495	110,623
McKesson Corp.	743	367,354
Molina Healthcare, Inc.*	344	118,529
Progyny, Inc.*	55,384	928,236
Quest Diagnostics, Inc.	663	102,931
Surgery Partners, Inc.*	156,722	5,052,717
UnitedHealth Group, Inc.	5,318	3,109,328
Universal Health Services, Inc., Class B	342	78,321

		20,009,264

Health Care Technology (0.3%)
Doximity, Inc., Class A*	45,099	1,964,964

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	1,658	246,180
Bio-Techne Corp.	885	70,738
Charles River Laboratories International, Inc.*	17,199	3,387,687
Danaher Corp.	3,702	1,029,230
ICON plc*	20,700	5,947,317
IQVIA Holdings, Inc.*	997	236,259
Mettler-Toledo International, Inc.*	124	185,963
Revvity, Inc.	685	87,509
Thermo Fisher Scientific, Inc.	2,200	1,360,854
Waters Corp.*	351	126,321
West Pharmaceutical Services, Inc.	421	126,367

		12,804,425

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	11,677	604,168
Catalent, Inc.*	986	59,722
Eli Lilly and Co.	4,543	4,024,825
Johnson & Johnson	13,865	2,246,962
Merck & Co., Inc.	14,599	1,657,863
Pfizer, Inc.	32,637	944,515
Viatris, Inc.	6,745	78,310
Zoetis, Inc.	2,609	509,746

		10,126,111

Total Health Care		64,620,746

Industrials (11.1%)
Aerospace & Defense (1.7%)
Axon Enterprise, Inc.*	411	164,236
Boeing Co. (The)*	3,386	514,807
General Dynamics Corp.	1,485	448,767
General Electric Co.	6,245	1,177,682
Howmet Aerospace, Inc.	2,375	238,094
Huntington Ingalls Industries, Inc.	240	63,451
L3Harris Technologies, Inc.	27,932	6,644,185
Lockheed Martin Corp.	1,222	714,332
Northrop Grumman Corp.	792	418,232
RTX Corp.	7,662	928,328
Textron, Inc.	1,126	99,741
TransDigm Group, Inc.	322	459,536

		11,871,391

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	679	74,941
Expeditors International of Washington, Inc.	812	106,697
FedEx Corp.	1,293	353,868
GXO Logistics, Inc.*	43,002	2,239,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	4,200	$572,628

		3,347,248

Building Products (0.8%)
A.O. Smith Corp.	668	60,006
Allegion plc	532	77,534
Builders FirstSource, Inc.*	660	127,948
Carrier Global Corp.	4,810	387,157
Johnson Controls International plc	3,910	303,455
Masco Corp.	1,258	105,596
Trane Technologies plc	1,300	505,349
Trex Co., Inc.*	57,688	3,840,867

		5,407,912

Commercial Services & Supplies (2.6%)
Cintas Corp.	1,973	406,201
Clean Harbors, Inc.*	10,700	2,586,297
Copart, Inc.*	153,150	8,025,060
Republic Services, Inc.	1,192	239,402
Rollins, Inc.	1,671	84,519
Veralto Corp.	1,430	159,960
Waste Connections, Inc.	33,100	5,918,942
Waste Management, Inc.	2,092	434,299

		17,854,680

Construction & Engineering (1.0%)
Quanta Services, Inc.	849	253,129
WillScot Holdings Corp.(x)*	171,949	6,465,283

		6,718,412

Electrical Equipment (1.8%)
AMETEK, Inc.	1,354	232,495
Eaton Corp. plc	2,293	759,992
Emerson Electric Co.	3,276	358,296
GE Vernova, Inc.*	1,571	400,574
Generac Holdings, Inc.*	360	57,197
Hubbell, Inc., Class B	300	128,505
nVent Electric plc	57,889	4,067,281
Rockwell Automation, Inc.	663	177,989
Shoals Technologies Group, Inc., Class A*	128,937	723,336
Vertiv Holdings Co., Class A	55,641	5,535,723

		12,441,388

Ground Transportation (1.0%)
CSX Corp.	11,166	385,562
JB Hunt Transport Services, Inc.	490	84,442
Norfolk Southern Corp.	1,292	321,062
Old Dominion Freight Line, Inc.	1,099	218,305
Saia, Inc.*	8,800	3,847,888
Uber Technologies, Inc.*	12,100	909,436
Union Pacific Corp.	3,509	864,898

		6,631,593

Industrial Conglomerates (0.2%)
3M Co.	3,164	432,519
Honeywell International, Inc.	3,751	775,369

		1,207,888

Machinery (0.7%)
Brain Corp.(r)*	52,300	240,057
Caterpillar, Inc.	2,793	1,092,398
Cummins, Inc.	800	259,032
Deere & Co.	1,476	615,979
Dover Corp.	780	149,557
Fortive Corp.	1,981	156,360
IDEX Corp.	427	91,592
Illinois Tool Works, Inc.	1,552	406,733
Ingersoll Rand, Inc.	2,367	232,345
Nordson Corp.	309	81,153
Otis Worldwide Corp.	2,282	237,191
PACCAR, Inc.	2,990	295,053
Parker-Hannifin Corp.	736	465,020
Pentair plc	933	91,238
Snap-on, Inc.	316	91,548
Stanley Black & Decker, Inc.	857	94,381
Westinghouse Air Brake Technologies Corp.	1,011	183,770
Xylem, Inc.	1,405	189,717

		4,973,124

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	3,723	189,091
Southwest Airlines Co.	3,460	102,520
United Airlines Holdings, Inc.*	1,831	104,477

		396,088

Professional Services (0.4%)
Automatic Data Processing, Inc.	2,349	650,039
Broadridge Financial Solutions, Inc.	664	142,780
Dayforce, Inc.(x)*	912	55,860
Equifax, Inc.	725	213,048
Jacobs Solutions, Inc.	715	93,593
Leidos Holdings, Inc.	761	124,043
Paychex, Inc.	1,865	250,264
Paycom Software, Inc.	301	50,138
Paycor HCM, Inc.*	72,316	1,026,164
Verisk Analytics, Inc.	837	224,283

		2,830,212

Trading Companies & Distributors (0.4%)
Fastenal Co.	3,360	239,971
H&E Equipment Services, Inc.	44,356	2,159,250
United Rentals, Inc.	379	306,888
W.W. Grainger, Inc.	257	266,974

		2,973,083

Total Industrials		76,653,019

Information Technology (31.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,489	571,508
Cisco Systems, Inc.	23,204	1,234,917
F5, Inc.*	321	70,684
Juniper Networks, Inc.	2,012	78,428
Motorola Solutions, Inc.	955	429,397

		2,384,934

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	6,886	448,692
CDW Corp.	781	176,740
Corning, Inc.	4,400	198,660
Jabil, Inc.	639	76,571
Keysight Technologies, Inc.*	992	157,658
Teledyne Technologies, Inc.*	270	118,168
Trimble, Inc.*	1,374	85,312
Zebra Technologies Corp., Class A*	305	112,948

		1,374,749

IT Services (1.4%)
Accenture plc, Class A	3,608	1,275,356
Akamai Technologies, Inc.*	860	86,817
Amentum Holdings, Inc.*	715	23,059
Cognizant Technology Solutions Corp., Class A	2,915	224,980
EPAM Systems, Inc.*	340	67,670
Gartner, Inc.*	451	228,549
GoDaddy, Inc., Class A*	792	124,170
International Business Machines Corp.	5,305	1,172,829
Shopify, Inc., Class A*	79,447	6,366,882
TE Connectivity plc	1,740	262,723
VeriSign, Inc.*	496	94,220

		9,927,255

Semiconductors & Semiconductor Equipment (8.0%)
Advanced Micro Devices, Inc.*	9,322	1,529,554
Analog Devices, Inc.	2,858	657,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Materials, Inc.	4,769	$963,576
Broadcom, Inc.	26,810	4,624,725
Enphase Energy, Inc.*	795	89,851
First Solar, Inc.*	620	154,653
Intel Corp.	24,489	574,512
KLA Corp.	774	599,393
Lam Research Corp.	751	612,876
Marvell Technology, Inc.	9,078	654,705
Microchip Technology, Inc.	3,064	246,008
Micron Technology, Inc.	6,380	661,670
Monolithic Power Systems, Inc.	3,182	2,941,759
NVIDIA Corp.	308,852	37,506,987
NXP Semiconductors NV	1,455	349,214
ON Semiconductor Corp.*	2,477	179,855
Qorvo, Inc.*	554	57,228
QUALCOMM, Inc.	6,416	1,091,041
Skyworks Solutions, Inc.	927	91,560
Teradyne, Inc.	919	123,082
Texas Instruments, Inc.	5,259	1,086,352

		54,796,427

Software (15.7%)
Adobe, Inc.*	11,414	5,909,941
ANSYS, Inc.*	493	157,085
AppLovin Corp., Class A*	31,300	4,086,215
Autodesk, Inc.*	9,455	2,604,663
Cadence Design Systems, Inc.*	1,597	432,835
Clear Secure, Inc., Class A	15,463	512,444
Crowdstrike Holdings, Inc., Class A*	6,023	1,689,271
CyberArk Software Ltd.*	8,400	2,449,524
Datadog, Inc., Class A*	19,046	2,191,433
DocuSign, Inc.*	64,835	4,025,605
Fair Isaac Corp.*	143	277,923
Fortinet, Inc.*	90,833	7,044,099
Gen Digital, Inc.	2,991	82,043
Gitlab, Inc., Class A*	33,538	1,728,549
HubSpot, Inc.*	11,255	5,983,158
Intuit, Inc.	1,610	999,810
Klaviyo, Inc., Class A(x)*	37,691	1,333,508
Microsoft Corp.	72,511	31,201,483
Oracle Corp.	9,206	1,568,702
Palantir Technologies, Inc., Class A*	11,598	431,446
Palo Alto Networks, Inc.*	1,865	637,457
PTC, Inc.*	679	122,668
Roper Technologies, Inc.	613	341,098
Salesforce, Inc.	5,581	1,527,575
SentinelOne, Inc., Class A*	115,038	2,751,709
ServiceNow, Inc.*	21,162	18,927,081
Sprout Social, Inc., Class A*	49,366	1,435,070
Synopsys, Inc.*	878	444,610
Tyler Technologies, Inc.*	245	143,011
Varonis Systems, Inc.*	48,300	2,728,950
Workday, Inc., Class A*	17,382	4,248,335

		108,017,301

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	159,618	37,190,994
Dell Technologies, Inc., Class C	1,657	196,421
Hewlett Packard Enterprise Co.	7,472	152,877
HP, Inc.	5,636	202,163
NetApp, Inc.	1,200	148,212
Seagate Technology Holdings plc	1,228	134,503
Super Micro Computer, Inc.*	294	122,422
Western Digital Corp.*	1,821	124,356

		38,271,948

Total Information Technology		214,772,614

Materials (2.0%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	1,269	377,832
Albemarle Corp.(x)	703	66,581
Ashland, Inc.	35,800	3,113,526
Celanese Corp.	612	83,208
CF Industries Holdings, Inc.	1,030	88,374
Corteva, Inc.	4,069	239,217
Dow, Inc.	4,118	224,966
DuPont de Nemours, Inc.	2,374	211,547
Eastman Chemical Co.	695	77,805
Ecolab, Inc.	1,450	370,228
FMC Corp.	742	48,927
International Flavors & Fragrances, Inc.	1,481	155,401
Linde plc	2,769	1,320,425
LyondellBasell Industries NV, Class A	1,502	144,042
Mosaic Co. (The)	1,784	47,776
PPG Industries, Inc.	1,365	180,808
Sherwin-Williams Co. (The)	1,337	510,293

		7,260,956

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	348	187,311
Summit Materials, Inc., Class A*	116,897	4,562,490
Vulcan Materials Co.	774	193,833

		4,943,634

Containers & Packaging (0.1%)
Amcor plc	8,298	94,017
Avery Dennison Corp.	446	98,459
Ball Corp.	1,792	121,695
International Paper Co.	2,019	98,628
Packaging Corp. of America	528	113,731
Smurfit WestRock plc	2,822	139,463

		665,993

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	8,237	411,191
Newmont Corp.	6,573	351,327
Nucor Corp.	1,398	210,175
Steel Dynamics, Inc.	801	100,990

		1,073,683

Total Materials		13,944,266

Real Estate (2.5%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	900	106,875
Healthpeak Properties, Inc. (REIT)	4,133	94,522
Ventas, Inc. (REIT)	2,327	149,230
Welltower, Inc. (REIT)	3,333	426,724

		777,351

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,140	72,864

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	5,333	673,451

Office REITs (0.0%)†
BXP, Inc. (REIT)	861	69,276

Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class A*	55,632	6,925,071
CoStar Group, Inc.*	2,372	178,944

		7,104,015

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	833	187,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Camden Property Trust (REIT)	589	$72,759
Equity Residential (REIT)	1,937	144,229
Essex Property Trust, Inc. (REIT)	364	107,533
Invitation Homes, Inc. (REIT)	3,202	112,903
Mid-America Apartment Communities, Inc. (REIT)	659	104,715
UDR, Inc. (REIT)	1,774	80,433

		810,205

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	454	52,196
Kimco Realty Corp. (REIT)	4,016	93,252
Realty Income Corp. (REIT)	4,978	315,705
Regency Centers Corp. (REIT)	928	67,030
Simon Property Group, Inc. (REIT)	1,765	298,320

		826,503

Specialized REITs (1.0%)
American Tower Corp. (REIT)	2,690	625,586
Crown Castle, Inc. (REIT)	2,481	294,321
Digital Realty Trust, Inc. (REIT)	1,773	286,925
Equinix, Inc. (REIT)	545	483,758
Extra Space Storage, Inc. (REIT)	1,215	218,931
Iron Mountain, Inc. (REIT)	1,720	204,388
Public Storage (REIT)	899	327,119
SBA Communications Corp. (REIT)	15,192	3,656,714
VICI Properties, Inc. (REIT), Class A	5,935	197,695
Weyerhaeuser Co. (REIT)	4,143	140,282

		6,435,719

Total Real Estate		16,769,384

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,534	93,098
American Electric Power Co., Inc.	3,093	317,342
Constellation Energy Corp.	1,798	467,516
Duke Energy Corp.	4,441	512,047
Edison International	2,231	194,298
Entergy Corp.	1,228	161,617
Evergy, Inc.	1,388	86,070
Eversource Energy	2,014	137,053
Exelon Corp.	5,817	235,879
FirstEnergy Corp.	3,034	134,558
NextEra Energy, Inc.	11,833	1,000,243
NRG Energy, Inc.	1,155	105,221
PG&E Corp.	12,124	239,691
Pinnacle West Capital Corp.	656	58,115
PPL Corp.	4,180	138,274
Southern Co. (The)	6,298	567,954
Xcel Energy, Inc.	3,225	210,593

		4,659,569

Gas Utilities (0.0%)†
Atmos Energy Corp.	861	119,429

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,253	85,315
Vistra Corp.	2,000	237,080

		322,395

Multi-Utilities (0.3%)
Ameren Corp.	1,530	133,814
CenterPoint Energy, Inc.	3,687	108,472
CMS Energy Corp.	1,696	119,789
Consolidated Edison, Inc.	2,011	209,405
Dominion Energy, Inc.	4,919	284,269
DTE Energy Co.	1,192	153,065
NiSource, Inc.	2,577	89,293
Public Service Enterprise Group, Inc.	2,883	257,192
Sempra	3,615	302,322
WEC Energy Group, Inc.	1,821	175,144

		1,832,765

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,123	164,228

Total Utilities		7,098,386

Total Common Stocks (88.8%) (Cost $411,567,434)		611,405,400

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	71,248

Total Preferred Stock (0.0%)† (Cost $300,834)		71,248

EXCHANGE TRADED FUNDS (ETF):
Equity (0.2%)
SPDR S&P Biotech ETF(x)	16,500	1,630,200

Total Exchange Traded Funds (0.2%) (Cost $1,647,662)		1,630,200

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.4%)
Communication Services (0.4%)
Entertainment (0.4%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29	$1,955,000	2,404,139

Total Communication Services		2,404,139

Total Long-Term Debt Securities (0.4%) (Cost $2,047,544)		2,404,139

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.3%)
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	400,000	400,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	6,410,697	6,410,697
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	63,233,100	63,271,040
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		71,081,737

Total Short-Term Investments (10.3%) (Cost $71,069,795)		71,081,737

Total Investments in Securities (99.7%) (Cost $486,633,269)		686,592,724
Other Assets Less Liabilities (0.3%)		2,136,291

Net Assets (100%)		$688,729,015

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $7,610,323. This was collateralized by $55,675 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/24/24 – 11/15/51 and by cash of $7,810,697 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	2,278	404,623	—	(56,237)	(9,868)	82,570	421,088	11,905	—
Capital Markets
BlackRock, Inc.	802	748,480	—	(98,623)	(10,223)	121,873	761,507	13,153	—

Total		1,153,103	—	(154,860)	(20,091)	204,443	1,182,595	25,058	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	235	12/2024	USD	68,317,438	1,577,066

					1,577,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,748,625	$—	$—	$31,748,625
Consumer Discretionary	65,965,367	—	—	65,965,367
Consumer Staples	46,116,381	—	—	46,116,381
Energy	21,845,315	—	—	21,845,315
Financials	51,871,297	—	—	51,871,297
Health Care	64,498,809	—	121,937	64,620,746
Industrials	76,412,962	—	240,057	76,653,019
Information Technology	214,772,614	—	—	214,772,614
Materials	13,944,266	—	—	13,944,266
Real Estate	16,769,384	—	—	16,769,384
Utilities	7,098,386	—	—	7,098,386
Convertible Bonds
Communication Services	—	2,404,139	—	2,404,139
Exchange Traded Funds	1,630,200	—	—	1,630,200
Futures	1,577,066	—	—	1,577,066
Preferred Stock
Information Technology	—	—	71,248	71,248
Short-Term Investments
Investment Companies	71,081,737	—	—	71,081,737

Total Assets	$685,332,409	$2,404,139	$433,242	$688,169,790

Total Liabilities	$—	$—	$—	$—

Total	$685,332,409	$2,404,139	$433,242	$688,169,790

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,623,972
Aggregate gross unrealized depreciation	(33,806,040)

Net unrealized appreciation	$198,817,932

Federal income tax cost of investments in securities and derivative instruments, if applicable	$489,351,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	995,078	$21,891,716
Cogent Communications Holdings, Inc.	4,300	326,456
Frontier Communications Parent, Inc.*	37,900	1,346,587
Globalstar, Inc.(x)*	75,500	93,620
Iridium Communications, Inc.	18,800	572,460
Liberty Global Ltd., Class A*	21,600	455,976
Liberty Global Ltd., Class C*	19,900	430,039
Lumen Technologies, Inc.*	135,700	963,470
Verizon Communications, Inc.	573,494	25,755,615

		51,835,939

Entertainment (1.3%)
Electronic Arts, Inc.	36,700	5,264,248
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	214,232
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	2,429,676
Liberty Media Corp.-Liberty Live, Class C*	9,934	509,912
Live Nation Entertainment, Inc.*	25,200	2,759,148
Madison Square Garden Sports Corp.*	2,500	520,650
Netflix, Inc.*	57,800	40,995,806
Playtika Holding Corp.	43,142	341,685
ROBLOX Corp., Class A*	68,100	3,014,106
Roku, Inc.*	18,500	1,381,210
Spotify Technology SA*	19,760	7,282,153
Take-Two Interactive Software, Inc.*	25,011	3,844,441
TKO Group Holdings, Inc., Class A*	10,800	1,336,068
Walt Disney Co. (The)	249,939	24,041,632
Warner Bros Discovery, Inc.*	314,246	2,592,530

		96,527,497

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A	794,640	131,791,044
Alphabet, Inc., Class C	665,900	111,331,821
Cargurus, Inc., Class A*	15,000	450,450
IAC, Inc.*	10,150	546,273
Match Group, Inc.*	44,698	1,691,373
Meta Platforms, Inc., Class A	296,187	169,549,286
Pinterest, Inc., Class A*	90,600	2,932,722
TripAdvisor, Inc.*	17,100	247,779
Trump Media & Technology Group Corp.(x)*	14,700	236,229
Yelp, Inc., Class A*	8,100	284,148
Ziff Davis, Inc.*	3,800	184,908
ZoomInfo Technologies, Inc., Class A*	42,500	438,600

		419,684,633

Media (0.6%)
Cable One, Inc.	500	174,895
Charter Communications, Inc., Class A*	12,879	4,173,826
Comcast Corp., Class A	534,648	22,332,247
EchoStar Corp., Class A*	22,400	555,968
Fox Corp., Class A	38,308	1,621,578
Fox Corp., Class B	18,600	721,680
Interpublic Group of Cos., Inc. (The)	61,700	1,951,571
John Wiley & Sons, Inc., Class A	800	38,600
Liberty Broadband Corp., Class A*	1,000	76,820
Liberty Broadband Corp., Class C*	22,328	1,725,731
New York Times Co. (The), Class A	31,600	1,759,172
News Corp., Class A	66,861	1,780,508
News Corp., Class B	13,800	385,710
Nexstar Media Group, Inc., Class A	6,272	1,037,075
Omnicom Group, Inc.	27,400	2,832,886
Paramount Global, Class B	95,316	1,012,256
Sirius XM Holdings, Inc.	43,290	1,023,809
TEGNA, Inc.	17,800	280,884
Trade Desk, Inc. (The), Class A*	61,660	6,761,019

		50,246,235

Wireless Telecommunication Services (0.2%)
Telephone and Data Systems, Inc.	9,400	218,550
T-Mobile US, Inc.	65,403	13,496,563

		13,715,113

Total Communication Services		632,009,417

Consumer Discretionary (10.4%)
Automobile Components (0.1%)
Adient plc*	15,253	344,260
Aptiv plc*	43,900	3,161,239
BorgWarner, Inc.	35,360	1,283,215
Dana, Inc.	19,100	201,696
Dorman Products, Inc.*	2,600	294,112
Fox Factory Holding Corp.*	6,900	286,350
Gentex Corp.	38,800	1,151,972
Goodyear Tire & Rubber Co. (The)*	39,400	348,690
LCI Industries	3,100	373,674
Lear Corp.	10,600	1,156,990
Modine Manufacturing Co.*	7,200	956,088
Phinia, Inc.	7,072	325,524
QuantumScape Corp., Class A(x)*	33,400	192,050
Visteon Corp.*	900	85,716

		10,161,576

Automobiles (1.5%)
Ford Motor Co.	559,936	5,912,924
General Motors Co.	161,200	7,228,208
Harley-Davidson, Inc.	20,850	803,351
Rivian Automotive, Inc., Class A(x)*	95,884	1,075,818
Tesla, Inc.*	378,227	98,955,530
Thor Industries, Inc.	10,700	1,175,823

		115,151,654

Broadline Retail (3.3%)
Amazon.com, Inc.*	1,255,960	234,023,027
Coupang, Inc., Class A*	161,600	3,967,280
Dillard’s, Inc., Class A(x)	400	153,476
eBay, Inc.	75,270	4,900,829
Etsy, Inc.*	20,900	1,160,577
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	981,720

		245,186,909

Distributors (0.1%)
Genuine Parts Co.	21,500	3,003,120
LKQ Corp.	37,900	1,512,968
Pool Corp.	6,400	2,411,520

		6,927,608

Diversified Consumer Services (0.1%)
ADT, Inc.	18,814	136,025
Bright Horizons Family Solutions, Inc.*	12,000	1,681,560
Coursera, Inc.*	13,100	104,014
Duolingo, Inc., Class A*	4,800	1,353,696
Graham Holdings Co., Class B	700	575,204
Grand Canyon Education, Inc.*	2,800	397,180
H&R Block, Inc.	25,450	1,617,348
Mister Car Wash, Inc.*	23,900	155,589
Service Corp. International	23,900	1,886,427
Strategic Education, Inc.	2,600	240,630

		8,147,673

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	60,000	7,608,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Aramark	35,100	$1,359,423
Booking Holdings, Inc.	4,680	19,712,722
Boyd Gaming Corp.	1,900	122,835
Caesars Entertainment, Inc.*	33,000	1,377,420
Carnival Corp.*	141,160	2,608,637
Cava Group, Inc.*	10,400	1,288,040
Chipotle Mexican Grill, Inc.*	195,000	11,235,900
Choice Hotels International, Inc.(x)	2,500	325,750
Churchill Downs, Inc.	13,200	1,784,772
Cracker Barrel Old Country Store, Inc.(x)	3,500	158,725
Darden Restaurants, Inc.	18,750	3,077,437
Domino’s Pizza, Inc.	5,100	2,193,714
DoorDash, Inc., Class A*	47,598	6,793,662
DraftKings, Inc., Class A*	61,700	2,418,640
Expedia Group, Inc.*	19,587	2,899,268
Hilton Grand Vacations, Inc.*	5,040	183,053
Hilton Worldwide Holdings, Inc.	33,787	7,787,903
Hyatt Hotels Corp., Class A	7,100	1,080,620
International Game Technology plc	11,100	236,430
Las Vegas Sands Corp.	57,000	2,869,380
Light & Wonder, Inc.*	15,800	1,433,534
Marriott International, Inc., Class A	32,305	8,031,023
McDonald’s Corp.	99,021	30,152,885
MGM Resorts International*	33,500	1,309,515
Norwegian Cruise Line Holdings Ltd.*	55,300	1,134,203
Papa John’s International, Inc.	5,200	280,124
Planet Fitness, Inc., Class A*	12,600	1,023,372
Red Rock Resorts, Inc., Class A	6,100	332,084
Royal Caribbean Cruises Ltd.	33,350	5,914,956
Starbucks Corp.	158,900	15,491,161
Texas Roadhouse, Inc., Class A	11,500	2,030,900
Travel + Leisure Co.	5,470	252,058
Vail Resorts, Inc.	6,500	1,132,885
Wendy’s Co. (The)	25,900	453,768
Wingstop, Inc.	4,000	1,664,320
Wyndham Hotels & Resorts, Inc.	14,570	1,138,500
Wynn Resorts Ltd.	15,800	1,514,904
Yum! Brands, Inc.	41,940	5,859,437

		156,272,560

Household Durables (0.6%)
Champion Homes, Inc.*	7,600	720,860
DR Horton, Inc.	42,400	8,088,648
Garmin Ltd.	21,900	3,855,057
Helen of Troy Ltd.*	1,700	105,145
Installed Building Products, Inc.	2,700	664,929
KB Home	10,100	865,469
Leggett & Platt, Inc.	10,100	137,562
Lennar Corp., Class A	34,989	6,559,738
Lennar Corp., Class B	1,300	224,822
LGI Homes, Inc.*	3,600	426,672
M/I Homes, Inc.*	3,600	616,896
Meritage Homes Corp.	5,500	1,127,885
Mohawk Industries, Inc.*	7,200	1,156,896
Newell Brands, Inc.	26,190	201,139
NVR, Inc.*	400	3,924,720
PulteGroup, Inc.	30,600	4,392,018
SharkNinja, Inc.	9,100	989,261
Sonos, Inc.*	13,700	168,373
Taylor Morrison Home Corp., Class A*	14,900	1,046,874
Tempur Sealy International, Inc.	25,500	1,392,300
Toll Brothers, Inc.	15,300	2,363,697
TopBuild Corp.*	4,711	1,916,482
Tri Pointe Homes, Inc.*	12,800	579,968
Whirlpool Corp.	11,020	1,179,140
Worthington Enterprises, Inc.	7,600	315,020

		43,019,571

Leisure Products (0.1%)
Acushnet Holdings Corp.(x)	6,600	420,750
Brunswick Corp.	14,900	1,248,918
Hasbro, Inc.	22,600	1,634,432
Mattel, Inc.*	54,800	1,043,940
Peloton Interactive, Inc., Class A*	44,903	210,146
Polaris, Inc.	7,900	657,596
Topgolf Callaway Brands Corp.*	16,300	178,974
YETI Holdings, Inc.*	12,900	529,287

		5,924,043

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A*	6,900	965,310
Advance Auto Parts, Inc.	8,500	331,415
American Eagle Outfitters, Inc.	25,800	577,662
Asbury Automotive Group, Inc.*	3,300	787,347
AutoNation, Inc.*	6,500	1,162,980
AutoZone, Inc.*	2,490	7,843,600
Bath & Body Works, Inc.	41,190	1,314,785
Best Buy Co., Inc.	31,110	3,213,663
Burlington Stores, Inc.*	10,000	2,634,800
CarMax, Inc.*	26,850	2,077,653
Carvana Co.*	12,800	2,228,608
Dick’s Sporting Goods, Inc.	8,300	1,732,210
Five Below, Inc.*	8,200	724,470
Floor & Decor Holdings, Inc., Class A*	16,700	2,073,639
Foot Locker, Inc.	12,100	312,664
GameStop Corp., Class A*	39,200	898,856
Gap, Inc. (The)	27,200	599,760
Group 1 Automotive, Inc.	1,900	727,776
Home Depot, Inc. (The)	134,140	54,353,528
Lithia Motors, Inc., Class A	4,300	1,365,852
Lowe’s Cos., Inc.	78,663	21,305,873
Monro, Inc.	1,800	51,948
Murphy USA, Inc.	2,555	1,259,283
O’Reilly Automotive, Inc.*	7,950	9,155,220
Penske Automotive Group, Inc.	2,000	324,840
Ross Stores, Inc.	47,620	7,167,286
Signet Jewelers Ltd.	6,300	649,782
TJX Cos., Inc. (The)	154,200	18,124,668
Tractor Supply Co.	16,700	4,858,531
Ulta Beauty, Inc.*	7,000	2,723,840
Upbound Group, Inc.	9,600	307,104
Valvoline, Inc.*	29,388	1,229,888
Victoria’s Secret & Co.*	13,730	352,861
Williams-Sonoma, Inc.	19,000	2,943,480

		156,381,182

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	8,600	137,170
Capri Holdings Ltd.*	15,600	662,064
Carter’s, Inc.	4,180	271,616
Columbia Sportswear Co.(x)	700	58,233
Crocs, Inc.*	9,300	1,346,733
Deckers Outdoor Corp.*	23,400	3,731,130
Lululemon Athletica, Inc.*	16,000	4,341,600
NIKE, Inc., Class B	164,520	14,543,568
PVH Corp.	11,881	1,197,961
Ralph Lauren Corp.	6,470	1,254,339
Skechers USA, Inc., Class A*	20,300	1,358,476
Tapestry, Inc.	41,827	1,965,033
Under Armour, Inc., Class A*	44,900	400,059
VF Corp.	60,000	1,197,000

		32,464,982

Total Consumer Discretionary		779,637,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.6%)
Beverages (1.2%)
Brown-Forman Corp., Class A	6,900	$331,752
Brown-Forman Corp., Class B	33,475	1,646,970
Celsius Holdings, Inc.*	24,900	780,864
Coca-Cola Co. (The)	528,340	37,966,512
Coca-Cola Consolidated, Inc.	700	921,480
Constellation Brands, Inc., Class A	21,700	5,591,873
Keurig Dr Pepper, Inc.	145,610	5,457,463
Molson Coors Beverage Co., Class B	30,150	1,734,228
Monster Beverage Corp.*	110,200	5,749,134
PepsiCo, Inc.	187,090	31,814,655

		91,994,931

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	61,400	1,134,672
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,707,336
Casey’s General Stores, Inc.	5,200	1,953,692
Costco Wholesale Corp.	59,950	53,146,874
Dollar General Corp.	32,300	2,731,611
Dollar Tree, Inc.*	27,923	1,963,545
Kroger Co. (The)	91,420	5,238,366
Maplebear, Inc.(x)*	23,600	961,464
Performance Food Group Co.*	23,132	1,812,855
Sprouts Farmers Market, Inc.*	16,300	1,799,683
Sysco Corp.	71,450	5,577,387
Target Corp.	64,560	10,062,322
US Foods Holding Corp.*	30,600	1,881,900
Walgreens Boots Alliance, Inc.	114,980	1,030,221
Walmart, Inc.	590,760	47,703,870

		138,705,798

Food Products (0.8%)
Archer-Daniels-Midland Co.	67,660	4,042,008
Bunge Global SA	22,080	2,133,811
Campbell Soup Co.	31,300	1,531,196
Conagra Brands, Inc.	77,592	2,523,292
Darling Ingredients, Inc.*	28,800	1,070,208
Flowers Foods, Inc.	5,500	126,885
Freshpet, Inc.*	6,100	834,297
General Mills, Inc.	76,300	5,634,755
Hershey Co. (The)	21,950	4,209,571
Hormel Foods Corp.	44,500	1,410,650
Ingredion, Inc.	12,200	1,676,646
J M Smucker Co. (The)	17,503	2,119,613
Kellanova	39,100	3,155,761
Kraft Heinz Co. (The)	118,536	4,161,799
Lamb Weston Holdings, Inc.	22,050	1,427,517
McCormick & Co., Inc. (Non-Voting)	39,700	3,267,310
Mondelez International, Inc., Class A	180,810	13,320,273
Post Holdings, Inc.*	9,400	1,088,050
Tyson Foods, Inc., Class A	39,200	2,334,752

		56,068,394

Household Products (1.1%)
Church & Dwight Co., Inc.	33,700	3,529,064
Clorox Co. (The)	19,950	3,250,055
Colgate-Palmolive Co.	114,720	11,909,083
Kimberly-Clark Corp.	49,000	6,971,720
Procter & Gamble Co. (The)	319,045	55,258,594

		80,918,516

Personal Care Products (0.2%)
BellRing Brands, Inc.*	19,717	1,197,216
Coty, Inc., Class A*	20,100	188,739
e.l.f. Beauty, Inc.*	7,400	806,822
Estee Lauder Cos., Inc. (The), Class A	34,800	3,469,212
Kenvue, Inc.	250,956	5,804,612

		11,466,601

Tobacco (0.5%)
Altria Group, Inc.	236,090	12,050,034
Philip Morris International, Inc.	210,130	25,509,782

		37,559,816

Total Consumer Staples		416,714,056

Energy (3.5%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	12,600	255,024
Baker Hughes Co.	143,384	5,183,332
Cactus, Inc., Class A	10,400	620,568
ChampionX Corp.	31,995	964,649
Halliburton Co.	125,730	3,652,456
Helmerich & Payne, Inc.	3,900	118,638
Innovex International, Inc.*	1,000	14,680
Liberty Energy, Inc., Class A	21,863	417,365
Noble Corp. plc(x)	13,200	477,048
NOV, Inc.	59,880	956,284
Oceaneering International, Inc.*	14,000	348,180
Patterson-UTI Energy, Inc.	51,000	390,150
Schlumberger NV	203,355	8,530,742
Seadrill Ltd.*	7,700	305,998
TechnipFMC plc	64,700	1,697,081
Valaris Ltd.*	9,900	551,925
Weatherford International plc	7,900	670,868

		25,154,988

Oil, Gas & Consumable Fuels (3.2%)
Antero Midstream Corp.	54,300	817,215
Antero Resources Corp.*	51,000	1,461,150
APA Corp.	56,117	1,372,622
California Resources Corp.	8,300	435,501
Cheniere Energy, Inc.	31,500	5,664,960
Chesapeake Energy Corp.(x)	19,700	1,620,325
Chevron Corp.	236,740	34,864,700
Chord Energy Corp.	7,345	956,539
Civitas Resources, Inc.	12,000	608,040
Clean Energy Fuels Corp.*	52,500	163,275
CNX Resources Corp.*	2,600	84,682
Comstock Resources, Inc.(x)	36,500	406,245
ConocoPhillips	161,012	16,951,343
CONSOL Energy, Inc.	4,700	491,855
Coterra Energy, Inc.	110,235	2,640,128
CVR Energy, Inc.(x)	11,200	257,936
Devon Energy Corp.	89,694	3,508,829
Diamondback Energy, Inc.	24,141	4,161,909
DT Midstream, Inc.	17,200	1,352,952
EOG Resources, Inc.	79,000	9,711,470
EQT Corp.	71,997	2,637,970
Excelerate Energy, Inc., Class A	4,700	103,447
Exxon Mobil Corp.#	610,812	71,599,383
Golar LNG Ltd.	11,300	415,388
Gulfport Energy Corp.*	1,900	287,565
Hess Corp.	40,720	5,529,776
HF Sinclair Corp.	23,686	1,055,685
HighPeak Energy, Inc.(x)	400	5,552
International Seaways, Inc.	5,100	262,956
Kinder Morgan, Inc.	276,171	6,100,617
Kosmos Energy Ltd.*	28,800	116,064
Magnolia Oil & Gas Corp., Class A	28,400	693,528
Marathon Oil Corp.	90,490	2,409,749
Marathon Petroleum Corp.	48,333	7,873,929
Matador Resources Co.	18,200	899,444
Murphy Oil Corp.	24,100	813,134
New Fortress Energy, Inc.(x)	17,693	160,829
Northern Oil & Gas, Inc.	3,200	113,312
Occidental Petroleum Corp.	87,535	4,511,554
ONEOK, Inc.	83,013	7,564,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ovintiv, Inc.	45,700	$1,750,767
PBF Energy, Inc., Class A	14,700	454,965
Peabody Energy Corp.(x)	23,500	623,690
Permian Resources Corp.	86,200	1,173,182
Phillips 66	58,188	7,648,813
Range Resources Corp.	38,900	1,196,564
Scorpio Tankers, Inc.	6,900	491,970
SM Energy Co.	19,000	759,430
Southwestern Energy Co.*	159,700	1,135,467
Targa Resources Corp.	30,900	4,573,509
Texas Pacific Land Corp.	3,000	2,654,220
Valero Energy Corp.	44,330	5,985,880
Viper Energy, Inc., Class A	9,000	405,990
Williams Cos., Inc. (The)	177,279	8,092,786
World Kinect Corp.	10,700	330,737

		237,964,503

Total Energy		263,119,491

Financials (13.6%)
Banks (3.4%)
Ameris Bancorp	6,900	430,491
Associated Banc-Corp.	25,800	555,732
Atlantic Union Bankshares Corp.	5,100	192,117
Axos Financial, Inc.*	8,300	521,904
BancFirst Corp.	3,600	378,900
Bank of America Corp.	917,546	36,408,225
Bank of Hawaii Corp.	7,400	464,498
Bank of NT Butterfield & Son Ltd. (The)	900	33,192
Bank OZK	17,300	743,727
BankUnited, Inc.	15,200	553,888
Banner Corp.	1,100	65,516
Berkshire Hills Bancorp, Inc.	300	8,079
BOK Financial Corp.	4,050	423,711
Brookline Bancorp, Inc.	5,500	55,495
Cadence Bank	29,750	947,538
Cathay General Bancorp	8,930	383,544
Citigroup, Inc.	260,884	16,331,338
Citizens Financial Group, Inc.	62,178	2,553,650
City Holding Co.	1,430	167,868
Columbia Banking System, Inc.	29,226	763,091
Columbia Financial, Inc.*	6,000	102,420
Comerica, Inc.	23,900	1,431,849
Commerce Bancshares, Inc.	18,473	1,097,296
Community Financial System, Inc.	7,000	406,490
Cullen/Frost Bankers, Inc.	12,200	1,364,692
CVB Financial Corp.	20,700	368,874
Dime Community Bancshares, Inc.	297	8,554
East West Bancorp, Inc.	24,200	2,002,308
Eastern Bankshares, Inc.	32,000	524,480
Enterprise Financial Services Corp.	100	5,126
FB Financial Corp.	600	28,158
Fifth Third Bancorp	94,245	4,037,456
First Bancorp	24,700	522,899
First Busey Corp.	1,833	47,695
First Citizens BancShares, Inc., Class A	1,572	2,893,973
First Commonwealth Financial Corp.	3,500	60,025
First Financial Bancorp	7,400	186,702
First Financial Bankshares, Inc.	18,000	666,180
First Financial Corp.	5,300	232,405
First Hawaiian, Inc.	9,300	215,295
First Horizon Corp.	92,350	1,434,195
First Interstate BancSystem, Inc., Class A	16,896	518,369
First Merchants Corp.	4,200	156,240
FNB Corp.	46,456	655,494
Fulton Financial Corp.	28,500	516,705
Glacier Bancorp, Inc.	20,100	918,570
Hancock Whitney Corp.	8,124	415,705
Heartland Financial USA, Inc.	800	45,360
Hilltop Holdings, Inc.	8,700	279,792
Home BancShares, Inc.	27,800	753,102
HomeStreet, Inc.	900	14,184
Hope Bancorp, Inc.	3,383	42,490
Huntington Bancshares, Inc.	196,424	2,887,433
Independent Bank Corp.	5,000	295,650
Independent Bank Group, Inc.	1,700	98,022
International Bancshares Corp.	6,800	406,572
JPMorgan Chase & Co.	390,125	82,261,758
Kearny Financial Corp.	9,432	64,798
KeyCorp	147,802	2,475,683
Live Oak Bancshares, Inc.	3,400	161,058
M&T Bank Corp.	23,612	4,205,769
NBT Bancorp, Inc.	2,600	114,998
New York Community Bancorp, Inc.(x)	44,966	504,968
NU Holdings Ltd., Class A*	437,000	5,965,050
OceanFirst Financial Corp.	3,200	59,488
Old National Bancorp	46,300	863,958
Pacific Premier Bancorp, Inc.	14,300	359,788
Park National Corp.	200	33,596
Pinnacle Financial Partners, Inc.	16,056	1,573,006
PNC Financial Services Group, Inc. (The)	56,818	10,502,807
Popular, Inc.	14,350	1,438,875
Prosperity Bancshares, Inc.	13,412	966,603
Regions Financial Corp.	144,700	3,375,851
Renasant Corp.	300	9,750
S&T Bancorp, Inc.	4,200	176,274
ServisFirst Bancshares, Inc.	6,300	506,835
Simmons First National Corp., Class A	7,700	165,858
SouthState Corp.	12,098	1,175,684
Synovus Financial Corp.	23,113	1,027,835
TFS Financial Corp.	22,800	293,208
Tompkins Financial Corp.	2,639	152,508
Towne Bank	6,179	204,278
Truist Financial Corp.	193,060	8,257,176
Trustmark Corp.	850	27,047
UMB Financial Corp.	4,900	515,039
United Bankshares, Inc.	20,400	756,840
United Community Banks, Inc.	14,900	433,292
US Bancorp	212,190	9,703,449
Valley National Bancorp	46,100	417,666
WaFd, Inc.	4,300	149,855
Webster Financial Corp.	34,188	1,593,503
Wells Fargo & Co.	481,373	27,192,761
WesBanco, Inc.	4,600	136,988
Western Alliance Bancorp	20,800	1,798,992
Wintrust Financial Corp.	11,500	1,248,095
WSFS Financial Corp.	8,990	458,400
Zions Bancorp NA	28,300	1,336,326

		260,288,977

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	4,640	824,992
Ameriprise Financial, Inc.	14,660	6,887,415
Ares Management Corp., Class A	22,481	3,503,439
Artisan Partners Asset Management, Inc., Class A	10,105	437,749
Bank of New York Mellon Corp. (The)	106,450	7,649,497
BGC Group, Inc., Class A	57,100	524,178
BlackRock, Inc.	19,963	18,955,068
Blackstone, Inc.	98,000	15,006,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Owl Capital, Inc., Class A	62,400	$1,208,064
Brightsphere Investment Group, Inc.	600	15,240
Carlyle Group, Inc. (The)	32,000	1,377,920
Cboe Global Markets, Inc.	14,300	2,929,641
Charles Schwab Corp. (The)	208,775	13,530,708
CME Group, Inc.	49,365	10,892,387
Cohen & Steers, Inc.	5,200	498,940
Coinbase Global, Inc., Class A*	27,100	4,828,407
Evercore, Inc., Class A	7,000	1,773,380
FactSet Research Systems, Inc.	6,200	2,851,070
Franklin Resources, Inc.	54,890	1,106,033
Goldman Sachs Group, Inc. (The)	42,600	21,091,686
Hamilton Lane, Inc., Class A	5,100	858,789
Houlihan Lokey, Inc., Class A	6,600	1,042,932
Interactive Brokers Group, Inc., Class A	14,040	1,956,614
Intercontinental Exchange, Inc.	79,216	12,725,258
Invesco Ltd.	66,200	1,162,472
Janus Henderson Group plc	18,600	708,102
Jefferies Financial Group, Inc.	24,488	1,507,236
KKR & Co., Inc.	95,291	12,443,099
Lazard, Inc.	12,500	629,750
LPL Financial Holdings, Inc.	10,600	2,465,878
MarketAxess Holdings, Inc.	5,660	1,450,092
Moelis & Co., Class A	5,900	404,209
Moody’s Corp.	22,450	10,654,546
Morgan Stanley	157,987	16,468,565
Morningstar, Inc.	3,200	1,021,184
MSCI, Inc.	11,134	6,490,343
Nasdaq, Inc.	52,300	3,818,423
Northern Trust Corp.	33,350	3,002,500
Piper Sandler Cos.	1,800	510,858
Raymond James Financial, Inc.	30,000	3,673,800
Robinhood Markets, Inc., Class A*	86,000	2,014,120
S&P Global, Inc.	43,034	22,232,225
SEI Investments Co.	16,150	1,117,419
State Street Corp.	41,850	3,702,470
StepStone Group, Inc., Class A	11,100	630,813
Stifel Financial Corp.	15,508	1,456,201
T. Rowe Price Group, Inc.	31,280	3,407,330
TPG, Inc., Class A	8,700	500,772
Tradeweb Markets, Inc., Class A	15,000	1,855,050
Victory Capital Holdings, Inc., Class A	8,700	481,980
Virtu Financial, Inc., Class A	15,500	472,130
XP, Inc., Class A	49,000	879,060

		237,636,774

Consumer Finance (0.6%)
Ally Financial, Inc.	37,869	1,347,758
American Express Co.	77,956	21,141,667
Capital One Financial Corp.	51,470	7,706,603
Credit Acceptance Corp.*	1,100	487,762
Discover Financial Services	37,370	5,242,637
FirstCash Holdings, Inc.	7,272	834,826
Navient Corp.	25,584	398,854
Nelnet, Inc., Class A	4,000	453,120
OneMain Holdings, Inc.	17,900	842,553
SLM Corp.	32,084	733,761
SoFi Technologies, Inc.(x)*	123,000	966,780
Synchrony Financial	55,052	2,745,994

		42,902,315

Financial Services (4.0%)
Affirm Holdings, Inc., Class A*	27,200	1,110,304
Apollo Global Management, Inc.	71,686	8,954,298
Berkshire Hathaway, Inc., Class B*	247,436	113,884,893
Block, Inc., Class A*	80,124	5,378,724
Burford Capital Ltd.	11,200	148,512
Corebridge Financial, Inc.	27,800	810,648
Corpay, Inc.*	10,500	3,283,980
Enact Holdings, Inc.	10,900	395,997
Essent Group Ltd.	17,600	1,131,504
Euronet Worldwide, Inc.*	10,000	992,300
Evertec, Inc.	2,500	84,725
Fidelity National Information Services, Inc.	82,269	6,890,029
Fiserv, Inc.*	80,002	14,372,359
Flywire Corp.*	14,600	239,294
Global Payments, Inc.	38,276	3,920,228
HA Sustainable Infrastructure Capital, Inc.(x)	12,700	437,769
Jack Henry & Associates, Inc.	11,430	2,017,852
Jackson Financial, Inc., Class A	11,800	1,076,514
Marqeta, Inc., Class A*	66,800	328,656
Mastercard, Inc., Class A	111,700	55,157,460
MGIC Investment Corp.	42,500	1,088,000
Mr Cooper Group, Inc.*	10,400	958,672
NCR Atleos Corp.*	3,300	94,149
PayPal Holdings, Inc.*	143,753	11,217,047
PennyMac Financial Services, Inc.	3,833	436,847
Radian Group, Inc.	26,500	919,285
Shift4 Payments, Inc., Class A(x)*	7,800	691,080
StoneCo Ltd., Class A*	41,000	461,660
Toast, Inc., Class A*	52,200	1,477,782
Visa, Inc., Class A	213,012	58,567,650
Voya Financial, Inc.	14,900	1,180,378
Walker & Dunlop, Inc.	3,700	420,283
Western Union Co. (The)	13,260	158,192
WEX, Inc.*	7,600	1,593,948

		299,881,019

Insurance (2.4%)
Aflac, Inc.	78,500	8,776,300
Allstate Corp. (The)	36,740	6,967,741
American Financial Group, Inc.	12,030	1,619,238
American International Group, Inc.	98,236	7,193,822
Aon plc, Class A	26,919	9,313,705
Arch Capital Group Ltd.*	53,900	6,030,332
Arthur J Gallagher & Co.	29,400	8,272,278
Assurant, Inc.	9,000	1,789,740
Assured Guaranty Ltd.	7,800	620,256
Axis Capital Holdings Ltd.	17,270	1,374,865
Baldwin Insurance Group, Inc. (The), Class A*	1,400	69,720
Brighthouse Financial, Inc.*	10,032	451,741
Brown & Brown, Inc.	32,900	3,408,440
Chubb Ltd.	55,551	16,020,353
Cincinnati Financial Corp.	24,720	3,364,886
CNA Financial Corp.	6,900	337,686
CNO Financial Group, Inc.	14,100	494,910
Employers Holdings, Inc.	600	28,782
Enstar Group Ltd.*	1,400	450,226
Everest Group Ltd.	6,100	2,390,163
F&G Annuities & Life, Inc.	7,736	345,954
Fidelity National Financial, Inc.	43,180	2,679,751
First American Financial Corp.	17,600	1,161,776
Genworth Financial, Inc., Class A*	71,100	487,035
Globe Life, Inc.	15,905	1,684,499
Hanover Insurance Group, Inc. (The)	6,190	916,801
Hartford Financial Services Group, Inc. (The)	41,510	4,881,991
Kemper Corp.	1,782	109,148
Kinsale Capital Group, Inc.	3,800	1,769,166
Lincoln National Corp.	30,350	956,328
Loews Corp.	25,392	2,007,238
Markel Group, Inc.*	1,760	2,760,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	67,750	$15,114,347
MBIA, Inc.	3,100	11,067
Mercury General Corp.	2,100	132,258
MetLife, Inc.	87,260	7,197,205
Old Republic International Corp.	47,894	1,696,405
Oscar Health, Inc., Class A*	32,200	682,962
Palomar Holdings, Inc.*	400	37,868
Primerica, Inc.	5,900	1,564,385
Principal Financial Group, Inc.	37,700	3,238,430
ProAssurance Corp.*	600	9,024
Progressive Corp. (The)	79,000	20,047,040
Prudential Financial, Inc.	48,931	5,925,544
Reinsurance Group of America, Inc.	9,310	2,028,370
RenaissanceRe Holdings Ltd.	6,560	1,786,944
RLI Corp.	8,880	1,376,222
Ryan Specialty Holdings, Inc., Class A	12,600	836,514
Selective Insurance Group, Inc.	8,800	821,040
Travelers Cos., Inc. (The)	33,370	7,812,584
Trupanion, Inc.(x)*	1,000	41,980
Unum Group	32,000	1,902,080
W.R. Berkley Corp.	50,400	2,859,192
White Mountains Insurance Group Ltd.	500	848,100
Willis Towers Watson plc	15,100	4,447,403

		179,152,536

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	103,900	1,086,794
Annaly Capital Management, Inc. (REIT)	69,288	1,390,610
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	26,651
Arbor Realty Trust, Inc. (REIT)(x)	34,900	543,044
Blackstone Mortgage Trust, Inc. (REIT), Class A	6,800	129,268
Claros Mortgage Trust, Inc. (REIT)	2,700	20,223
Rithm Capital Corp. (REIT)	66,550	755,342
Starwood Property Trust, Inc. (REIT)	57,200	1,165,736

		5,117,668

Total Financials		1,024,979,289

Health Care (11.7%)
Biotechnology (2.2%)
AbbVie, Inc.	239,530	47,302,384
ACADIA Pharmaceuticals, Inc.*	17,100	262,998
Agios Pharmaceuticals, Inc.*	2,300	102,189
Akero Therapeutics, Inc.*	6,600	189,354
Alector, Inc.*	1,800	8,388
Alkermes plc*	29,700	831,303
Allogene Therapeutics, Inc.(x)*	24,600	68,880
Alnylam Pharmaceuticals, Inc.*	17,300	4,758,019
ALX Oncology Holdings, Inc.*	2,700	4,914
Amgen, Inc.	73,668	23,736,566
Amicus Therapeutics, Inc.*	51,600	551,088
AnaptysBio, Inc.*	6,600	221,100
Anavex Life Sciences Corp.(x)*	23,900	135,752
Apellis Pharmaceuticals, Inc.*	14,000	403,760
Arcellx, Inc.*	4,900	409,199
Arcturus Therapeutics Holdings, Inc.*	400	9,284
Arcus Biosciences, Inc.*	6,200	94,798
Arrowhead Pharmaceuticals, Inc.*	22,200	430,014
Avidity Biosciences, Inc.*	14,500	665,985
Beam Therapeutics, Inc.(x)*	7,300	178,850
BioCryst Pharmaceuticals, Inc.*	35,300	268,280
Biogen, Inc.*	20,560	3,985,351
Biohaven Ltd.*	9,700	484,709
BioMarin Pharmaceutical, Inc.*	28,200	1,982,178
Blueprint Medicines Corp.*	8,700	804,750
Bridgebio Pharma, Inc.*	13,444	342,284
CareDx, Inc.*	4,800	149,880
Crinetics Pharmaceuticals, Inc.*	9,200	470,120
Cytokinetics, Inc.*	12,600	665,280
Denali Therapeutics, Inc.*	14,300	416,559
Dyne Therapeutics, Inc.*	10,800	387,936
Editas Medicine, Inc.*	11,500	39,215
Exact Sciences Corp.*	26,700	1,818,804
Exelixis, Inc.*	38,900	1,009,455
Fate Therapeutics, Inc.*	12,600	44,100
Gilead Sciences, Inc.	168,491	14,126,286
GRAIL, Inc.(x)*	4,016	55,260
Halozyme Therapeutics, Inc.*	17,900	1,024,596
Ideaya Biosciences, Inc.*	13,500	427,680
IGM Biosciences, Inc.*	600	9,924
ImmunityBio, Inc.(x)*	71,300	265,236
Immunovant, Inc.*	15,700	447,607
Incyte Corp.*	27,700	1,830,970
Insmed, Inc.*	21,200	1,547,600
Intellia Therapeutics, Inc.*	10,500	215,775
Ionis Pharmaceuticals, Inc.*	24,800	993,488
Iovance Biotherapeutics, Inc.*	25,100	235,689
Ironwood Pharmaceuticals, Inc., Class A*	4,000	16,480
Kodiak Sciences, Inc.*	3,500	9,135
Krystal Biotech, Inc.*	2,100	382,263
Kura Oncology, Inc.*	12,500	244,250
MacroGenics, Inc.*	6,700	22,043
Madrigal Pharmaceuticals, Inc.(x)*	2,400	509,328
Mersana Therapeutics, Inc.*	20,500	38,745
Moderna, Inc.*	44,417	2,968,388
Myriad Genetics, Inc.*	11,500	314,985
Natera, Inc.*	13,400	1,701,130
Neurocrine Biosciences, Inc.*	14,500	1,670,690
Nkarta, Inc.*	800	3,616
Novavax, Inc.*	12,200	154,086
Nuvalent, Inc., Class A*	4,800	491,040
Organogenesis Holdings, Inc., Class A*	25,100	71,786
PDL BioPharma, Inc.(r)*	46,000	—
Prothena Corp. plc*	3,300	55,209
PTC Therapeutics, Inc.*	8,000	296,800
Recursion Pharmaceuticals, Inc., Class A*	1,000	6,590
Regeneron Pharmaceuticals, Inc.*	14,100	14,822,484
REGENXBIO, Inc.*	7,400	77,626
Relay Therapeutics, Inc.*	22,001	155,767
Replimune Group, Inc.*	1,100	12,056
REVOLUTION Medicines, Inc.*	20,724	939,834
Rocket Pharmaceuticals, Inc.*	8,900	164,383
Roivant Sciences Ltd.*	31,600	364,664
Sage Therapeutics, Inc.*	8,600	62,092
Sana Biotechnology, Inc.(x)*	14,595	60,715
Sarepta Therapeutics, Inc.*	12,700	1,586,103
Stoke Therapeutics, Inc.*	500	6,145
TG Therapeutics, Inc.(x)*	25,900	605,801
Twist Bioscience Corp.*	6,900	311,742
Ultragenyx Pharmaceutical, Inc.*	17,800	988,790
United Therapeutics Corp.*	7,100	2,544,285
Vaxcyte, Inc.*	14,700	1,679,769
Veracyte, Inc.*	14,100	479,964
Vericel Corp.*	3,600	152,100
Vertex Pharmaceuticals, Inc.*	35,500	16,510,340
Viking Therapeutics, Inc.*	14,300	905,333
Vir Biotechnology, Inc.*	10,700	80,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Xencor, Inc.*	8,900	$178,979
Y-mAbs Therapeutics, Inc.(x)*	200	2,630
Zentalis Pharmaceuticals, Inc.*	6,900	25,392

		166,087,538

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	237,612	27,090,144
Align Technology, Inc.*	11,300	2,873,816
AtriCure, Inc.*	1,800	50,472
Avanos Medical, Inc.*	7,975	191,639
Axonics, Inc.*	5,700	396,720
Baxter International, Inc.	80,080	3,040,638
Becton Dickinson & Co.	39,313	9,478,364
Boston Scientific Corp.*	199,900	16,751,620
CONMED Corp.	4,500	323,640
Cooper Cos., Inc. (The)*	27,600	3,045,384
Dentsply Sirona, Inc.	34,405	930,999
Dexcom, Inc.*	55,200	3,700,608
Edwards Lifesciences Corp.*	82,100	5,417,779
Embecta Corp.	2,602	36,688
Enovis Corp.*	4,333	186,536
Envista Holdings Corp.*	21,763	430,037
GE HealthCare Technologies, Inc.	55,915	5,247,623
Glaukos Corp.*	6,800	885,904
Globus Medical, Inc., Class A*	19,837	1,419,139
Haemonetics Corp.*	8,200	659,116
Hologic, Inc.*	38,100	3,103,626
ICU Medical, Inc.*	1,700	309,774
IDEXX Laboratories, Inc.*	11,200	5,658,464
Inari Medical, Inc.*	8,100	334,044
Inmode Ltd.*	11,900	201,705
Inogen, Inc.*	3,600	34,920
Inspire Medical Systems, Inc.*	4,500	949,725
Insulet Corp.*	11,300	2,630,075
Integer Holdings Corp.*	3,500	455,000
Integra LifeSciences Holdings Corp.*	6,500	118,105
Intuitive Surgical, Inc.*	47,800	23,482,706
iRhythm Technologies, Inc.*	4,100	304,384
Lantheus Holdings, Inc.*	8,700	954,825
LivaNova plc*	5,100	267,954
Masimo Corp.*	9,200	1,226,636
Medtronic plc	185,985	16,744,229
Merit Medical Systems, Inc.*	7,800	770,874
Neogen Corp.*	32,700	549,687
Nevro Corp.*	1,700	9,503
Novocure Ltd.*	17,900	279,777
Omnicell, Inc.*	7,900	344,440
Penumbra, Inc.*	6,300	1,224,153
PROCEPT BioRobotics Corp.*	5,700	456,684
QuidelOrtho Corp.*	7,797	355,543
ResMed, Inc.	21,600	5,272,992
Solventum Corp.*	19,607	1,367,000
STAAR Surgical Co.*	3,500	130,025
STERIS plc	15,309	3,713,045
Stryker Corp.	49,770	17,979,910
Teleflex, Inc.	7,700	1,904,364
TransMedics Group, Inc.(x)*	4,400	690,800
Varex Imaging Corp.*	8,924	106,374
Zimmer Biomet Holdings, Inc.	32,100	3,465,195
Zimvie, Inc.*	1,480	23,488

		177,576,892

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.*	14,500	919,445
Accolade, Inc.*	9,200	35,420
AdaptHealth Corp., Class A*	16,900	189,787
Addus HomeCare Corp.*	200	26,606
agilon health, Inc.(x)*	38,700	152,091
Amedisys, Inc.*	6,100	588,711
AMN Healthcare Services, Inc.*	200	8,478
Astrana Health, Inc.*	7,300	422,962
Aveanna Healthcare Holdings, Inc.*	7,400	38,480
Brookdale Senior Living, Inc.*	36,435	247,394
Cardinal Health, Inc.	32,900	3,636,108
Castle Biosciences, Inc.*	200	5,704
Cencora, Inc.	23,400	5,266,872
Centene Corp.*	74,100	5,578,248
Chemed Corp.	2,100	1,262,037
Cigna Group (The)	38,276	13,260,337
CorVel Corp.*	1,700	555,713
CVS Health Corp.	173,234	10,892,954
DaVita, Inc.*	8,300	1,360,619
Elevance Health, Inc.	31,980	16,629,600
Encompass Health Corp.	18,500	1,787,840
Enhabit, Inc.*	9,250	73,075
Ensign Group, Inc. (The)	5,800	834,156
Fulgent Genetics, Inc.*	300	6,519
Guardant Health, Inc.*	19,600	449,624
HCA Healthcare, Inc.	26,300	10,689,109
HealthEquity, Inc.*	13,100	1,072,235
Henry Schein, Inc.*	19,200	1,399,680
Hims & Hers Health, Inc.*	26,800	493,656
Humana, Inc.	16,600	5,257,884
Innovage Holding Corp.*	1,200	7,200
Labcorp Holdings, Inc.	11,435	2,555,494
LifeStance Health Group, Inc.*	27,100	189,700
McKesson Corp.	18,080	8,939,114
ModivCare, Inc.*	200	2,856
Molina Healthcare, Inc.*	8,900	3,066,584
National Research Corp.	100	2,286
NeoGenomics, Inc.*	17,900	264,025
OPKO Health, Inc.(x)*	104,600	155,854
Option Care Health, Inc.*	23,425	733,202
Owens & Minor, Inc.*	12,400	194,556
PACS Group, Inc.*	9,400	375,718
Patterson Cos., Inc.	12,600	275,184
Pediatrix Medical Group, Inc.*	10,340	119,841
Pennant Group, Inc. (The)*	2,100	74,970
Premier, Inc., Class A	16,400	328,000
Privia Health Group, Inc.*	14,200	258,582
Progyny, Inc.*	8,900	149,164
Quest Diagnostics, Inc.	16,230	2,519,707
R1 RCM, Inc.*	27,600	391,092
RadNet, Inc.*	8,000	555,120
Select Medical Holdings Corp.	13,600	474,232
Surgery Partners, Inc.*	11,598	373,919
Tenet Healthcare Corp.*	14,000	2,326,800
UnitedHealth Group, Inc.	125,157	73,176,795
Universal Health Services, Inc., Class B	7,980	1,827,500

		182,478,839

Health Care Technology (0.1%)
Certara, Inc.*	16,330	191,224
Definitive Healthcare Corp., Class A*	12,000	53,640
Doximity, Inc., Class A*	13,800	601,266
Evolent Health, Inc., Class A*	7,400	209,272
Phreesia, Inc.*	6,100	139,019
Schrodinger, Inc.*	14,100	261,555
Teladoc Health, Inc.*	24,260	222,707
Veeva Systems, Inc., Class A*	22,700	4,764,049

		6,442,732

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	13,900	313,862
Adaptive Biotechnologies Corp.(x)*	13,507	69,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Agilent Technologies, Inc.	41,730	$6,196,070
Avantor, Inc.*	96,094	2,485,952
Azenta, Inc.*	7,987	386,890
Bio-Rad Laboratories, Inc., Class A*	4,000	1,338,320
Bio-Techne Corp.	25,800	2,062,194
Bruker Corp.	18,000	1,243,080
Charles River Laboratories International, Inc.*	9,050	1,782,579
Codexis, Inc.*	600	1,848
CryoPort, Inc.*	3,300	26,763
Danaher Corp.	89,460	24,871,669
Fortrea Holdings, Inc.*	235	4,700
Illumina, Inc.*	24,100	3,142,881
IQVIA Holdings, Inc.*	26,480	6,274,966
Maravai LifeSciences Holdings, Inc., Class A*	11,581	96,238
Medpace Holdings, Inc.*	4,500	1,502,100
Mettler-Toledo International, Inc.*	2,900	4,349,130
OmniAb, Inc. (Earn Out Shares)(r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	11,270	47,672
Pacific Biosciences of California, Inc.(x)*	3,200	5,440
QIAGEN NV*	34,854	1,588,297
Repligen Corp.*	9,700	1,443,554
Revvity, Inc.	18,600	2,376,150
Sotera Health Co.*	33,931	566,648
Thermo Fisher Scientific, Inc.	52,450	32,443,996
Waters Corp.*	9,500	3,418,955
West Pharmaceutical Services, Inc.	10,800	3,241,728

		101,280,838

Pharmaceuticals (3.3%)
Amneal Pharmaceuticals, Inc.*	20,200	168,064
Amphastar Pharmaceuticals, Inc.*	5,200	252,356
Arvinas, Inc.*	5,200	128,076
Atea Pharmaceuticals, Inc.*	12,500	41,875
Axsome Therapeutics, Inc.*	5,400	485,298
Bristol-Myers Squibb Co.	276,044	14,282,517
Catalent, Inc.*	27,600	1,671,732
Corcept Therapeutics, Inc.*	11,200	518,336
Elanco Animal Health, Inc.*	74,632	1,096,344
Eli Lilly and Co.	108,388	96,025,265
Harmony Biosciences Holdings, Inc.*	9,200	368,000
Innoviva, Inc.*	6,818	131,656
Intra-Cellular Therapies, Inc.*	12,000	878,040
Jazz Pharmaceuticals plc*	12,100	1,348,061
Johnson & Johnson	328,288	53,202,353
Ligand Pharmaceuticals, Inc.*	2,300	230,207
Merck & Co., Inc.	342,790	38,927,232
Organon & Co.	36,400	696,332
Pacira BioSciences, Inc.*	7,400	111,370
Perrigo Co. plc	13,700	359,351
Pfizer, Inc.	771,617	22,330,596
Phibro Animal Health Corp., Class A	1,200	27,024
Prestige Consumer Healthcare, Inc.*	6,000	432,600
Revance Therapeutics, Inc.*	9,300	48,267
Royalty Pharma plc, Class A	54,600	1,544,634
Theravance Biopharma, Inc.*	13,700	110,422
Ventyx Biosciences, Inc.(x)*	7,100	15,478
Viatris, Inc.	184,274	2,139,421
Zoetis, Inc.	62,800	12,269,864

		249,840,771

Total Health Care		883,707,610

Industrials (9.8%)
Aerospace & Defense (1.9%)
AeroVironment, Inc.*	3,700	741,850
Axon Enterprise, Inc.*	9,900	3,956,040
Boeing Co. (The)*	80,700	12,269,628
BWX Technologies, Inc.	17,800	1,934,860
Curtiss-Wright Corp.	5,900	1,939,271
General Dynamics Corp.	37,470	11,323,434
General Electric Co.	149,545	28,201,196
HEICO Corp.	6,941	1,814,933
HEICO Corp., Class A	11,245	2,291,281
Hexcel Corp.	12,900	797,607
Howmet Aerospace, Inc.	52,629	5,276,057
Huntington Ingalls Industries, Inc.	6,200	1,639,156
L3Harris Technologies, Inc.	25,991	6,182,479
Leonardo DRS, Inc.*	8,500	239,870
Loar Holdings, Inc.*	3,200	238,688
Lockheed Martin Corp.	29,060	16,987,314
Mercury Systems, Inc.*	5,400	199,800
Moog, Inc., Class A	3,000	606,060
Northrop Grumman Corp.	19,650	10,376,575
RTX Corp.	182,667	22,131,934
Textron, Inc.	25,900	2,294,222
TransDigm Group, Inc.	7,750	11,060,258
Woodward, Inc.	10,430	1,788,849

		144,291,362

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	20,430	2,254,859
Expeditors International of Washington, Inc.	19,400	2,549,160
FedEx Corp.	31,050	8,497,764
GXO Logistics, Inc.*	17,800	926,846
United Parcel Service, Inc., Class B	98,550	13,436,307

		27,664,936

Building Products (0.8%)
A.O. Smith Corp.	21,900	1,967,277
AAON, Inc.	8,700	938,208
Advanced Drainage Systems, Inc.	9,900	1,555,884
Allegion plc	14,212	2,071,257
Armstrong World Industries, Inc.	6,500	854,295
AZEK Co., Inc. (The), Class A*	24,200	1,132,560
Builders FirstSource, Inc.*	17,490	3,390,611
Carlisle Cos., Inc.	7,400	3,328,150
Carrier Global Corp.	113,371	9,125,232
CSW Industrials, Inc.	2,100	769,419
Fortune Brands Innovations, Inc.	23,350	2,090,526
Johnson Controls International plc	94,471	7,331,894
Lennox International, Inc.	4,910	2,967,064
Masco Corp.	32,100	2,694,474
Masterbrand, Inc.*	10,650	197,451
Owens Corning	14,070	2,483,636
Resideo Technologies, Inc.*	17,050	343,387
Simpson Manufacturing Co., Inc.	6,100	1,166,747
Trane Technologies plc	31,612	12,288,533
Trex Co., Inc.*	20,500	1,364,890
UFP Industries, Inc.	11,500	1,508,915
Zurn Elkay Water Solutions Corp.	14,900	535,506

		60,105,916

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	700	36,932
Brink’s Co. (The)	6,200	716,968
Casella Waste Systems, Inc., Class A*	6,200	616,838
Cintas Corp.	47,200	9,717,536
Clean Harbors, Inc.*	7,100	1,716,141
Copart, Inc.*	120,100	6,293,240
CoreCivic, Inc.*	4,100	51,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Deluxe Corp.	1,400	$27,286
Driven Brands Holdings, Inc.*	9,831	140,288
Matthews International Corp., Class A	7,100	164,720
MSA Safety, Inc.	5,900	1,046,306
OPENLANE, Inc.*	20,600	347,728
RB Global, Inc.	26,748	2,152,947
Republic Services, Inc.	28,935	5,811,305
Rollins, Inc.	35,450	1,793,061
Stericycle, Inc.*	21,800	1,329,800
Tetra Tech, Inc.	46,500	2,192,940
UniFirst Corp.	800	158,920
Veralto Corp.	32,486	3,633,884
Vestis Corp.	17,550	261,495
Waste Management, Inc.	54,250	11,262,300

		49,472,500

Construction & Engineering (0.3%)
AECOM	24,002	2,478,687
Ameresco, Inc., Class A*	5,000	189,700
API Group Corp.*	29,700	980,694
Arcosa, Inc.	4,080	386,621
Comfort Systems USA, Inc.	5,400	2,107,890
Dycom Industries, Inc.*	3,900	768,690
EMCOR Group, Inc.	6,900	2,970,657
Fluor Corp.*	22,300	1,063,933
MasTec, Inc.*	8,900	1,095,590
MDU Resources Group, Inc.	31,050	851,080
Quanta Services, Inc.	21,450	6,395,317
Valmont Industries, Inc.	3,100	898,845
WillScot Holdings Corp.(x)*	28,803	1,082,993

		21,270,697

Electrical Equipment (0.9%)
Acuity Brands, Inc.	6,100	1,679,879
AMETEK, Inc.	34,675	5,954,044
ChargePoint Holdings, Inc.(x)*	36,100	49,457
Eaton Corp. plc	53,997	17,896,765
Emerson Electric Co.	77,710	8,499,143
EnerSys	5,400	551,070
GE Vernova, Inc.*	38,411	9,794,037
Generac Holdings, Inc.*	11,100	1,763,568
Hubbell, Inc., Class B	8,700	3,726,645
NEXTracker, Inc., Class A*	17,700	663,396
nVent Electric plc	26,353	1,851,562
Regal Rexnord Corp.	11,922	1,977,621
Rockwell Automation, Inc.	15,600	4,187,976
Sensata Technologies Holding plc	27,100	971,806
Sunrun, Inc.*	29,300	529,158
Vertiv Holdings Co., Class A	48,500	4,825,265

		64,921,392

Ground Transportation (1.0%)
Avis Budget Group, Inc.	200	17,518
CSX Corp.	264,050	9,117,647
Heartland Express, Inc.	9,600	117,888
Hertz Global Holdings, Inc.(x)*	3,300	10,890
JB Hunt Transport Services, Inc.	12,450	2,145,509
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,668,943
Landstar System, Inc.	6,250	1,180,437
Norfolk Southern Corp.	31,770	7,894,845
Old Dominion Freight Line, Inc.	26,750	5,313,620
RXO, Inc.*	5,100	142,800
Ryder System, Inc.	9,200	1,341,360
Saia, Inc.*	3,800	1,661,588
Schneider National, Inc., Class B	1,895	54,083
Uber Technologies, Inc.*	271,589	20,412,629
U-Haul Holding Co.	12,600	907,200
Union Pacific Corp.	84,720	20,881,786
Werner Enterprises, Inc.	600	23,154
XPO, Inc.*	17,800	1,913,678

		74,805,575

Industrial Conglomerates (0.4%)
3M Co.	78,430	10,721,381
Honeywell International, Inc.	89,500	18,500,545

		29,221,926

Machinery (1.9%)
AGCO Corp.	12,400	1,213,464
Albany International Corp., Class A	1,700	151,045
Allison Transmission Holdings, Inc.	10,500	1,008,735
Barnes Group, Inc.	4,900	198,009
Caterpillar, Inc.	67,210	26,287,175
Chart Industries, Inc.*	6,500	806,910
CNH Industrial NV	144,100	1,599,510
Crane Co.	7,900	1,250,412
Cummins, Inc.	20,260	6,559,985
Deere & Co.	34,440	14,372,845
Donaldson Co., Inc.	18,700	1,378,190
Dover Corp.	21,190	4,062,971
Esab Corp.	6,033	641,368
Federal Signal Corp.	6,400	598,144
Flowserve Corp.	26,640	1,377,022
Fortive Corp.	47,530	3,751,543
Franklin Electric Co., Inc.	7,500	786,150
Graco, Inc.	29,480	2,579,795
Hillenbrand, Inc.	6,800	189,040
IDEX Corp.	12,240	2,625,480
Illinois Tool Works, Inc.	40,010	10,485,421
Ingersoll Rand, Inc.	54,866	5,385,646
ITT, Inc.	12,825	1,917,466
John Bean Technologies Corp.	800	78,808
Lincoln Electric Holdings, Inc.	9,660	1,854,913
Middleby Corp. (The)*	9,700	1,349,561
Mueller Industries, Inc.	17,000	1,259,700
Nordson Corp.	8,660	2,274,376
Oshkosh Corp.	11,600	1,162,436
Otis Worldwide Corp.	54,574	5,672,421
PACCAR, Inc.	73,645	7,267,289
Parker-Hannifin Corp.	18,110	11,442,260
Pentair plc	27,287	2,668,396
RBC Bearings, Inc.*	3,900	1,167,582
Snap-on, Inc.	7,300	2,114,883
SPX Technologies, Inc.*	4,900	781,354
Stanley Black & Decker, Inc.	21,835	2,404,688
Terex Corp.	9,000	476,190
Timken Co. (The)	12,640	1,065,426
Toro Co. (The)	15,880	1,377,272
Trinity Industries, Inc.	5,140	179,078
Watts Water Technologies, Inc., Class A	4,000	828,760
Westinghouse Air Brake Technologies Corp.	24,787	4,505,533
Xylem, Inc.	35,854	4,841,366

		143,998,618

Marine Transportation (0.0%)†
Kirby Corp.*	7,450	912,103
Matson, Inc.	4,600	656,052

		1,568,155

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,216,149
Allegiant Travel Co.	2,200	121,132
American Airlines Group, Inc.(x)*	105,200	1,182,448
Delta Air Lines, Inc.	89,150	4,527,929
Joby Aviation, Inc.(x)*	26,700	134,301
Southwest Airlines Co.	94,100	2,788,183
Spirit Airlines, Inc.(x)	13,100	31,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	52,840	$3,015,050

		13,016,632

Professional Services (0.9%)
Automatic Data Processing, Inc.	55,950	15,483,043
Booz Allen Hamilton Holding Corp.	20,300	3,304,028
Broadridge Financial Solutions, Inc.	18,309	3,936,984
CACI International, Inc., Class A*	3,800	1,917,328
CBIZ, Inc.*	1,220	82,094
Clarivate plc*	49,500	351,450
Concentrix Corp.	1,066	54,632
Conduent, Inc.*	1,586	6,392
Dayforce, Inc.(x)*	20,100	1,231,125
Equifax, Inc.	18,120	5,324,743
ExlService Holdings, Inc.*	22,500	858,375
Exponent, Inc.	8,400	968,352
FTI Consulting, Inc.*	4,800	1,092,288
Genpact Ltd.	30,000	1,176,300
Jacobs Solutions, Inc.	18,400	2,408,560
KBR, Inc.	18,700	1,217,931
Korn Ferry	1,400	105,336
Leidos Holdings, Inc.	18,348	2,990,724
ManpowerGroup, Inc.	1,480	108,810
Maximus, Inc.	10,400	968,864
Paychex, Inc.	47,210	6,335,110
Paycom Software, Inc.	8,700	1,449,159
Paycor HCM, Inc.*	3,600	51,084
Paylocity Holding Corp.*	5,700	940,329
Resources Connection, Inc.	13,850	134,345
Robert Half, Inc.	19,260	1,298,317
Science Applications International Corp.	9,001	1,253,569
SS&C Technologies Holdings, Inc.	30,200	2,241,142
TransUnion	30,305	3,172,934
TriNet Group, Inc.	2,800	271,516
Verisk Analytics, Inc.	21,000	5,627,160
Verra Mobility Corp., Class A*	22,700	631,287

		66,993,311

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	951,090
Applied Industrial Technologies, Inc.	4,300	959,459
Beacon Roofing Supply, Inc.*	7,600	656,868
Boise Cascade Co.	5,800	817,684
Core & Main, Inc., Class A*	23,100	1,025,640
Fastenal Co.	77,900	5,563,618
Ferguson Enterprises, Inc.	27,500	5,460,675
FTAI Aviation Ltd.	14,400	1,913,760
GATX Corp.	5,000	662,250
Herc Holdings, Inc.	1,500	239,145
MSC Industrial Direct Co., Inc., Class A	1,600	137,696
SiteOne Landscape Supply, Inc.*	6,700	1,011,097
United Rentals, Inc.	9,622	7,791,222
W.W. Grainger, Inc.	6,250	6,492,563
Watsco, Inc.	5,210	2,562,695
WESCO International, Inc.	8,586	1,442,276

		37,687,738

Total Industrials		735,018,758

Information Technology (28.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	36,500	14,009,430
Calix, Inc.*	1,500	58,185
Ciena Corp.*	21,000	1,293,390
Cisco Systems, Inc.	548,170	29,173,608
F5, Inc.*	10,600	2,334,120
Juniper Networks, Inc.	51,600	2,011,368
Lumentum Holdings, Inc.*	9,500	602,110
Motorola Solutions, Inc.	23,421	10,530,784
NetScout Systems, Inc.*	1,300	28,275
Ubiquiti, Inc.	2,117	469,381
Viavi Solutions, Inc.*	9,550	86,141

		60,596,792

Electronic Equipment, Instruments & Components (0.6%)
Advanced Energy Industries, Inc.	3,600	378,864
Aeva Technologies, Inc.(x)*	2,220	7,304
Amphenol Corp., Class A	166,360	10,840,018
Arrow Electronics, Inc.*	9,300	1,235,319
Avnet, Inc.	17,920	973,235
Badger Meter, Inc.	4,400	961,004
Belden, Inc.	5,100	597,363
CDW Corp.	19,151	4,333,871
Cognex Corp.	30,400	1,231,200
Coherent Corp.*	21,857	1,943,306
Corning, Inc.	105,290	4,753,844
Crane NXT Co.	5,500	308,550
Fabrinet*	5,100	1,205,844
Insight Enterprises, Inc.*	3,300	710,787
IPG Photonics Corp.*	4,400	327,008
Itron, Inc.*	4,010	428,308
Jabil, Inc.	17,800	2,132,974
Keysight Technologies, Inc.*	26,615	4,229,922
Littelfuse, Inc.	4,200	1,114,050
MicroVision, Inc.(x)*	33,100	37,734
Novanta, Inc.*	4,100	733,572
Plexus Corp.*	200	27,342
Rogers Corp.*	200	22,602
Sanmina Corp.*	5,700	390,165
TD SYNNEX Corp.	8,766	1,052,621
Teledyne Technologies, Inc.*	6,346	2,777,390
Trimble, Inc.*	41,500	2,576,735
Vishay Intertechnology, Inc.	5,000	94,550
Vontier Corp.	23,452	791,270
Zebra Technologies Corp., Class A*	7,100	2,629,272

		48,846,024

IT Services (1.3%)
Accenture plc, Class A	86,200	30,469,976
Akamai Technologies, Inc.*	22,100	2,230,995
Amdocs Ltd.	16,610	1,453,043
Amentum Holdings, Inc.*	18,400	593,400
ASGN, Inc.*	4,300	400,889
Cloudflare, Inc., Class A*	41,600	3,365,024
Cognizant Technology Solutions Corp., Class A	72,500	5,595,550
DXC Technology Co.*	21,096	437,742
EPAM Systems, Inc.*	8,800	1,751,464
Fastly, Inc., Class A*	13,300	100,681
Gartner, Inc.*	10,378	5,259,155
Globant SA*	6,398	1,267,700
GoDaddy, Inc., Class A*	20,900	3,276,702
International Business Machines Corp.	124,831	27,597,637
Kyndryl Holdings, Inc.*	32,800	753,744
MongoDB, Inc.*	10,100	2,730,535
Okta, Inc.*	22,800	1,694,952
Perficient, Inc.*	5,100	384,948
Rackspace Technology, Inc.*	9,900	24,255
Snowflake, Inc., Class A*	44,522	5,113,797
Squarespace, Inc., Class A*	6,500	301,795
Thoughtworks Holding, Inc.*	9,400	41,548
Twilio, Inc., Class A*	26,800	1,747,896
VeriSign, Inc.*	14,050	2,668,938

		99,262,366

Semiconductors & Semiconductor Equipment (9.7%)
Advanced Micro Devices, Inc.*	217,653	35,712,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Allegro MicroSystems, Inc.*	20,454	$476,578
Ambarella, Inc.*	1,700	95,889
Amkor Technology, Inc.	17,400	532,440
Analog Devices, Inc.	67,034	15,429,216
Applied Materials, Inc.	114,320	23,098,356
Astera Labs, Inc.(x)*	10,400	544,856
Axcelis Technologies, Inc.*	4,400	461,340
Broadcom, Inc.	614,800	106,053,000
Cirrus Logic, Inc.*	7,400	919,154
Credo Technology Group Holding Ltd.*	19,400	597,520
Diodes, Inc.*	5,900	378,131
Enphase Energy, Inc.*	20,100	2,271,702
Entegris, Inc.	22,073	2,483,875
First Solar, Inc.*	14,600	3,641,824
FormFactor, Inc.*	10,300	473,800
GLOBALFOUNDRIES, Inc.(x)*	10,300	414,575
Impinj, Inc.(x)*	3,800	822,776
Intel Corp.	579,990	13,606,565
KLA Corp.	18,480	14,311,097
Kulicke & Soffa Industries, Inc.	7,500	338,475
Lam Research Corp.	17,975	14,669,038
Lattice Semiconductor Corp.*	23,300	1,236,531
MACOM Technology Solutions Holdings, Inc.*	6,700	745,442
Marvell Technology, Inc.	115,861	8,355,895
Microchip Technology, Inc.	73,840	5,928,614
Micron Technology, Inc.	151,450	15,706,880
MKS Instruments, Inc.	9,500	1,032,745
Monolithic Power Systems, Inc.	6,800	6,286,600
NVIDIA Corp.	3,168,379	384,767,946
ON Semiconductor Corp.*	65,300	4,741,433
Onto Innovation, Inc.*	7,900	1,639,724
Power Integrations, Inc.	7,800	500,136
Qorvo, Inc.*	17,127	1,769,219
QUALCOMM, Inc.	151,005	25,678,400
Rambus, Inc.*	16,700	705,074
Semtech Corp.*	3,800	173,508
Silicon Laboratories, Inc.*	4,500	520,065
Skyworks Solutions, Inc.	24,900	2,459,373
Synaptics, Inc.*	5,900	457,722
Teradyne, Inc.	21,410	2,867,441
Texas Instruments, Inc.	123,090	25,426,701
Universal Display Corp.	7,600	1,595,240

		729,927,400

Software (10.0%)
8x8, Inc.*	18,300	37,332
ACI Worldwide, Inc.*	13,200	671,880
Adobe, Inc.*	61,520	31,853,826
Alarm.com Holdings, Inc.*	2,300	125,741
Alkami Technology, Inc.*	1,500	47,310
Altair Engineering, Inc., Class A*	5,900	563,509
ANSYS, Inc.*	13,200	4,205,916
Appfolio, Inc., Class A*	2,500	588,500
Appian Corp., Class A*	3,700	126,318
AppLovin Corp., Class A*	36,000	4,699,800
Aspen Technology, Inc.*	4,872	1,163,531
Atlassian Corp., Class A*	22,400	3,557,344
Aurora Innovation, Inc., Class A*	90,400	535,168
Autodesk, Inc.*	30,850	8,498,558
Bentley Systems, Inc., Class B	28,300	1,437,923
BILL Holdings, Inc.*	14,700	775,572
Blackbaud, Inc.*	4,300	364,124
BlackLine, Inc.*	3,500	192,990
Box, Inc., Class A*	22,100	723,333
Cadence Design Systems, Inc.*	38,830	10,524,095
CCC Intelligent Solutions Holdings, Inc.*	57,800	638,690
Cerence, Inc.(x)*	1,600	5,040
Cleanspark, Inc.(x)*	35,900	335,306
CommVault Systems, Inc.*	5,300	815,405
Confluent, Inc., Class A*	33,200	676,616
Consensus Cloud Solutions, Inc.*	2,166	51,009
Crowdstrike Holdings, Inc., Class A*	30,200	8,470,194
Datadog, Inc., Class A*	40,700	4,682,942
DocuSign, Inc.*	32,100	1,993,089
Dolby Laboratories, Inc., Class A	5,900	451,527
Domo, Inc., Class B*	800	6,008
DoubleVerify Holdings, Inc.*	19,700	331,748
Dropbox, Inc., Class A*	41,200	1,047,716
Dynatrace, Inc.*	31,400	1,678,958
Elastic NV*	10,000	767,600
Envestnet, Inc.*	6,400	400,768
Fair Isaac Corp.*	3,300	6,413,616
Five9, Inc.*	11,500	330,395
Fortinet, Inc.*	85,300	6,615,015
Freshworks, Inc., Class A*	24,200	277,816
Gen Digital, Inc.	87,016	2,386,849
Gitlab, Inc., Class A*	12,700	654,558
Guidewire Software, Inc.*	11,700	2,140,398
HashiCorp, Inc., Class A*	17,200	582,392
HubSpot, Inc.*	6,500	3,455,400
Informatica, Inc., Class A*	16,900	427,232
Instructure Holdings, Inc.*	8,700	204,885
Intapp, Inc.*	1,000	47,830
InterDigital, Inc.(x)	1,800	254,934
Intuit, Inc.	36,950	22,945,950
Jamf Holding Corp.*	2,000	34,700
LiveRamp Holdings, Inc.*	1,900	47,082
Manhattan Associates, Inc.*	9,200	2,588,696
MARA Holdings, Inc.(x)*	30,100	488,222
Microsoft Corp.	1,005,478	432,657,183
MicroStrategy, Inc., Class A(x)*	21,000	3,540,600
N-able, Inc.*	9,750	127,335
nCino, Inc.*	15,600	492,804
NCR Voyix Corp.*	15,200	206,264
Nutanix, Inc., Class A*	34,600	2,050,050
Oracle Corp.	213,821	36,435,098
Palantir Technologies, Inc., Class A*	269,200	10,014,240
Palo Alto Networks, Inc.*	43,000	14,697,400
Pegasystems, Inc.	5,300	387,377
PowerSchool Holdings, Inc., Class A*	16,000	364,960
Procore Technologies, Inc.*	14,500	894,940
PTC, Inc.*	16,150	2,917,659
Q2 Holdings, Inc.*	6,700	534,459
Qualys, Inc.*	5,500	706,530
Rapid7, Inc.*	7,100	283,219
Roper Technologies, Inc.	14,950	8,318,778
Salesforce, Inc.	127,651	34,939,355
SentinelOne, Inc., Class A*	33,300	796,536
ServiceNow, Inc.*	27,900	24,953,481
Smartsheet, Inc., Class A*	16,600	918,976
SolarWinds Corp.	9,750	127,238
SPS Commerce, Inc.*	6,400	1,242,688
Synopsys, Inc.*	20,920	10,593,679
Tenable Holdings, Inc.*	16,900	684,788
Teradata Corp.*	9,960	302,186
Tyler Technologies, Inc.*	6,000	3,502,320
UiPath, Inc., Class A*	57,700	738,560
Unity Software, Inc.(x)*	42,396	958,998
Varonis Systems, Inc.*	15,600	881,400
Verint Systems, Inc.*	1,400	35,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Workday, Inc., Class A*	28,480	$6,960,797
Workiva, Inc., Class A*	7,200	569,664
Yext, Inc.*	7,100	49,132
Zoom Video Communications, Inc., Class A*	39,100	2,726,834
Zscaler, Inc.*	12,100	2,068,374

		750,620,720

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	1,965,358	457,928,414
Corsair Gaming, Inc.*	4,303	29,949
Dell Technologies, Inc., Class C	34,000	4,030,360
Hewlett Packard Enterprise Co.	190,732	3,902,377
HP, Inc.	127,468	4,572,277
NetApp, Inc.	31,150	3,847,336
Pure Storage, Inc., Class A*	43,200	2,170,368
Super Micro Computer, Inc.*	6,900	2,873,160
Western Digital Corp.*	44,778	3,057,890

		482,412,131

Total Information Technology		2,171,665,433

Materials (2.6%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	30,780	9,164,437
Albemarle Corp.(x)	18,276	1,730,920
Arcadium Lithium plc*	13,137	37,440
Ashland, Inc.	10,264	892,660
Avient Corp.	12,500	629,000
Axalta Coating Systems Ltd.*	32,258	1,167,417
Balchem Corp.	5,700	1,003,200
Cabot Corp.	8,900	994,753
Celanese Corp.	13,800	1,876,248
CF Industries Holdings, Inc.	30,410	2,609,178
Chemours Co. (The)	4,600	93,472
Corteva, Inc.	97,990	5,760,832
Dow, Inc.	95,756	5,231,150
DuPont de Nemours, Inc.	60,232	5,367,274
Eastman Chemical Co.	17,028	1,906,285
Ecolab, Inc.	33,988	8,678,156
Element Solutions, Inc.	38,300	1,040,228
FMC Corp.	20,200	1,331,988
HB Fuller Co.	6,400	508,032
Huntsman Corp.	5,000	121,000
International Flavors & Fragrances, Inc.	39,447	4,139,174
Linde plc	66,000	31,472,760
LyondellBasell Industries NV, Class A	39,300	3,768,870
Mosaic Co. (The)	56,130	1,503,161
NewMarket Corp.	300	165,567
Olin Corp.	25,200	1,209,096
PPG Industries, Inc.	34,000	4,503,640
RPM International, Inc.	18,150	2,196,150
Sherwin-Williams Co. (The)	32,200	12,289,774
Westlake Corp.	5,200	781,508

		112,173,370

Construction Materials (0.3%)
CRH plc	94,400	8,754,656
Eagle Materials, Inc.	6,100	1,754,665
Knife River Corp.*	7,900	706,181
Martin Marietta Materials, Inc.	9,230	4,968,048
Summit Materials, Inc., Class A*	12,509	488,226
Vulcan Materials Co.	19,700	4,933,471

		21,605,247

Containers & Packaging (0.3%)
Amcor plc	186,929	2,117,906
AptarGroup, Inc.	10,000	1,601,900
Avery Dennison Corp.	11,350	2,505,626
Ball Corp.	45,100	3,062,741
Berry Global Group, Inc.	19,000	1,291,620
Crown Holdings, Inc.	17,450	1,673,106
Graphic Packaging Holding Co.	56,100	1,659,999
International Paper Co.	53,850	2,630,572
Packaging Corp. of America	13,000	2,800,200
Sealed Air Corp.	25,160	913,308
Smurfit WestRock plc	44,132	2,181,003
Sonoco Products Co.	15,460	844,580

		23,282,561

Metals & Mining (0.5%)
Alcoa Corp.	32,900	1,269,282
ATI, Inc.*	19,000	1,271,290
Carpenter Technology Corp.	6,700	1,069,186
Cleveland-Cliffs, Inc.*	72,400	924,548
Commercial Metals Co.	21,300	1,170,648
Freeport-McMoRan, Inc.	198,494	9,908,820
Newmont Corp.	158,508	8,472,253
Nucor Corp.	32,620	4,904,091
Reliance, Inc.	9,500	2,747,495
Royal Gold, Inc.	12,900	1,809,870
Southern Copper Corp.	13,151	1,521,176
Steel Dynamics, Inc.	21,100	2,660,288
United States Steel Corp.	38,200	1,349,606

		39,078,553

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,900	956,394

Total Materials		197,096,125

Real Estate (2.8%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	82,832
Broadstone Net Lease, Inc. (REIT)	5,600	106,120
Essential Properties Realty Trust, Inc. (REIT)	21,500	734,225
WP Carey, Inc. (REIT)	29,921	1,864,078

		2,787,255

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	2,978,250
CareTrust REIT, Inc. (REIT)	12,100	373,406
Diversified Healthcare Trust (REIT)	22,690	95,071
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	1,053,444
Healthpeak Properties, Inc. (REIT)	110,518	2,527,547
LTC Properties, Inc. (REIT)	2,400	88,056
Medical Properties Trust, Inc. (REIT)(x)	96,900	566,865
National Health Investors, Inc. (REIT)(x)	2,800	235,368
Omega Healthcare Investors, Inc. (REIT)	44,440	1,808,708
Sabra Health Care REIT, Inc. (REIT)	11,457	213,215
Ventas, Inc. (REIT)	61,779	3,961,887
Welltower, Inc. (REIT)	81,317	10,411,015

		24,312,832

Hotel & Resort REITs (0.0%)†
Apple Hospitality REIT, Inc. (REIT)	8,100	120,285
DiamondRock Hospitality Co. (REIT)	14,300	124,839
Host Hotels & Resorts, Inc. (REIT)	115,813	2,038,309
Park Hotels & Resorts, Inc. (REIT)	12,535	176,744
RLJ Lodging Trust (REIT)	15,000	137,700
Ryman Hospitality Properties, Inc. (REIT)	10,751	1,152,937
Service Properties Trust (REIT)	11,300	51,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sunstone Hotel Investors, Inc. (REIT)	8,400	$86,688
Xenia Hotels & Resorts, Inc. (REIT)	5,100	75,327

		3,964,357

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	37,100	1,048,817
EastGroup Properties, Inc. (REIT)	6,800	1,270,376
First Industrial Realty Trust, Inc. (REIT)	20,000	1,119,600
Innovative Industrial Properties, Inc. (REIT)	1,300	174,980
Lineage, Inc. (REIT)	8,297	650,319
LXP Industrial Trust (REIT)	11,700	117,585
Prologis, Inc. (REIT)	125,763	15,881,352
Rexford Industrial Realty, Inc. (REIT)	29,300	1,474,083
STAG Industrial, Inc. (REIT)	27,800	1,086,702
Terreno Realty Corp. (REIT)	11,600	775,228

		23,599,042

Office REITs (0.1%)
Brandywine Realty Trust (REIT)	11,500	62,560
BXP, Inc. (REIT)	20,970	1,687,246
COPT Defense Properties (REIT)	6,509	197,418
Cousins Properties, Inc. (REIT)	8,461	249,430
Easterly Government Properties, Inc. (REIT), Class A	8,200	111,356
Equity Commonwealth (REIT)*	17,700	352,230
Hudson Pacific Properties, Inc. (REIT)	24,500	117,110
JBG SMITH Properties (REIT)	9,600	167,808
Kilroy Realty Corp. (REIT)	7,800	301,860
NET Lease Office Properties (REIT)(x)	2,014	61,669
Orion Office REIT, Inc. (REIT)	5,069	20,276
Paramount Group, Inc. (REIT)	22,800	112,176
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	253,510
SL Green Realty Corp. (REIT)(x)	8,900	619,529
Vornado Realty Trust (REIT)	25,900	1,020,460

		5,334,638

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	43,350	5,396,208
Compass, Inc., Class A*	26,000	158,860
CoStar Group, Inc.*	60,150	4,537,716
Cushman & Wakefield plc*	1,700	23,171
DigitalBridge Group, Inc.	18,075	255,400
eXp World Holdings, Inc.(x)	20,570	289,831
Howard Hughes Holdings, Inc.*	3,400	263,262
Jones Lang LaSalle, Inc.*	6,600	1,780,746
Kennedy-Wilson Holdings, Inc.	25,100	277,355
Marcus & Millichap, Inc.	1,100	43,593
Newmark Group, Inc., Class A	27,319	424,264
Opendoor Technologies, Inc.*	73,000	146,000
Redfin Corp.(x)*	16,700	209,251
RMR Group, Inc. (The), Class A	271	6,878
Seaport Entertainment Group, Inc.(x)*	377	10,337
St Joe Co. (The)	5,300	309,043
Zillow Group, Inc., Class A*	4,600	284,878
Zillow Group, Inc., Class C*	27,124	1,731,868

		16,148,661

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,823,525
AvalonBay Communities, Inc. (REIT)	20,249	4,561,087
Camden Property Trust (REIT)	15,680	1,936,951
Elme Communities (REIT)	11,170	196,480
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,961,850
Equity Residential (REIT)	58,287	4,340,050
Essex Property Trust, Inc. (REIT)	8,677	2,563,360
Independence Realty Trust, Inc. (REIT)	45,500	932,750
Invitation Homes, Inc. (REIT)	94,496	3,331,929
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,977,468
Sun Communities, Inc. (REIT)	18,600	2,513,790
UDR, Inc. (REIT)	52,936	2,400,118
Veris Residential, Inc. (REIT)	5,300	94,658

		29,634,016

Retail REITs (0.4%)
Acadia Realty Trust (REIT)	9,000	211,320
Agree Realty Corp. (REIT)	13,200	994,356
Brixmor Property Group, Inc. (REIT)	45,300	1,262,058
Federal Realty Investment Trust (REIT)	12,380	1,423,329
Getty Realty Corp. (REIT)	3,100	98,611
InvenTrust Properties Corp. (REIT)	1,900	53,903
Kimco Realty Corp. (REIT)	99,485	2,310,042
Kite Realty Group Trust (REIT)	34,998	929,547
Macerich Co. (The) (REIT)	19,222	350,609
NNN REIT, Inc. (REIT)	27,190	1,318,443
Phillips Edison & Co., Inc. (REIT)	17,900	675,009
Realty Income Corp. (REIT)	119,341	7,568,606
Regency Centers Corp. (REIT)	26,006	1,878,413
Retail Opportunity Investments Corp. (REIT)	8,200	128,986
Simon Property Group, Inc. (REIT)	45,659	7,717,284
SITE Centers Corp. (REIT)	3,100	187,550
Tanger, Inc. (REIT)	5,300	175,854
Urban Edge Properties (REIT)	8,910	190,585

		27,474,505

Specialized REITs (1.1%)
American Tower Corp. (REIT)	64,100	14,907,096
Crown Castle, Inc. (REIT)	62,650	7,432,169
CubeSmart (REIT)	39,700	2,137,051
Digital Realty Trust, Inc. (REIT)	44,972	7,277,819
EPR Properties (REIT)	1,700	83,368
Equinix, Inc. (REIT)	13,461	11,948,387
Extra Space Storage, Inc. (REIT)	28,741	5,178,841
Four Corners Property Trust, Inc. (REIT)	8,600	252,066
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,897,785
Iron Mountain, Inc. (REIT)	39,355	4,676,555
Lamar Advertising Co. (REIT), Class A	13,639	1,822,170
National Storage Affiliates Trust (REIT)	3,000	144,600
PotlatchDeltic Corp. (REIT)	5,451	245,568
Public Storage (REIT)	21,802	7,933,094
Rayonier, Inc. (REIT)	27,025	869,664
Safehold, Inc. (REIT)	3,000	78,690
SBA Communications Corp. (REIT)	15,300	3,682,710
Uniti Group, Inc. (REIT)	33,900	191,196
VICI Properties, Inc. (REIT), Class A	148,900	4,959,859
Weyerhaeuser Co. (REIT)	111,535	3,776,575

		79,495,263

Total Real Estate		212,750,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (2.4%)
Electric Utilities (1.5%)
Alliant Energy Corp.	34,700	$2,105,943
American Electric Power Co., Inc.	72,170	7,404,642
Avangrid, Inc.	8,100	289,899
Constellation Energy Corp.	44,652	11,610,413
Duke Energy Corp.	104,985	12,104,771
Edison International	51,360	4,472,942
Entergy Corp.	33,200	4,369,452
Evergy, Inc.	36,209	2,245,320
Eversource Energy	54,358	3,699,062
Exelon Corp.	148,556	6,023,946
FirstEnergy Corp.	86,104	3,818,712
IDACORP, Inc.	6,850	706,167
NextEra Energy, Inc.	285,100	24,099,503
NRG Energy, Inc.	33,821	3,081,093
OGE Energy Corp.	36,900	1,513,638
PG&E Corp.	288,900	5,711,553
Pinnacle West Capital Corp.	15,000	1,328,850
Portland General Electric Co.	11,100	531,690
PPL Corp.	100,450	3,322,886
Southern Co. (The)	148,050	13,351,149
Xcel Energy, Inc.	75,680	4,941,904

		116,733,535

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,926,781
Brookfield Infrastructure Corp., Class A	15,261	662,785
National Fuel Gas Co.	13,700	830,357
New Jersey Resources Corp.	13,300	627,760
Southwest Gas Holdings, Inc.	5,900	435,184
UGI Corp.	39,575	990,167

		6,473,034

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	2,080,122
Brookfield Renewable Corp., Class A	2,300	75,118
Ormat Technologies, Inc.	5,200	400,088
Vistra Corp.	49,415	5,857,654

		8,412,982

Multi-Utilities (0.6%)
Ameren Corp.	40,500	3,542,130
CenterPoint Energy, Inc.	99,950	2,940,529
CMS Energy Corp.	45,600	3,220,728
Consolidated Edison, Inc.	50,000	5,206,500
Dominion Energy, Inc.	116,154	6,712,540
DTE Energy Co.	30,400	3,903,664
NiSource, Inc.	61,600	2,134,440
Public Service Enterprise Group, Inc.	67,800	6,048,438
Sempra	89,880	7,516,664
WEC Energy Group, Inc.	46,898	4,510,649

		45,736,282

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	4,080,096
Essential Utilities, Inc.	42,062	1,622,331

		5,702,427

Total Utilities		183,058,260

Total Common Stocks (99.6%) (Cost $1,761,898,229)		7,499,756,766

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR *	13,100	6,550
Mirati Therapeutics, Inc., CVR(r)*	7,300	2,738

Total Health Care		9,288

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Seaport Entertainment Group, Inc., expiring 10/10/24*	377	1,112

Total Real Estate		1,112

Total Rights (0.0%)† (Cost $7,664)		10,400

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	7,770,823	7,770,823
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		17,770,823

Total Short-Term Investments (0.2%) (Cost $17,770,823)		17,770,823

Total Investments in Securities (99.8%) (Cost $1,779,676,716)		7,517,537,989
Other Assets Less Liabilities (0.2%)		17,605,087

Net Assets (100%)		$7,535,143,076

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,869,320.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $21,384,077. This was collateralized by $4,512,285 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/15/24 - 5/15/54 and by cash of $17,770,823 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	17	12/2024	USD	1,911,820	81,316
S&P 500 E-Mini Index	122	12/2024	USD	35,466,925	922,548

					1,003,864

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$632,009,417	$—	$—		$632,009,417
Consumer Discretionary	779,637,758	—	—		779,637,758
Consumer Staples	416,714,056	—	—		416,714,056
Energy	263,119,491	—	—		263,119,491
Financials	1,024,979,289	—	—		1,024,979,289
Health Care	883,707,610	—	—	(a)	883,707,610
Industrials	735,018,758	—	—		735,018,758
Information Technology	2,171,665,433	—	—		2,171,665,433
Materials	197,096,125	—	—		197,096,125
Real Estate	212,750,569	—	—		212,750,569
Utilities	183,058,260	—	—		183,058,260
Futures	1,003,864	—	—		1,003,864
Rights
Health Care	—	6,550	2,738		9,288
Real Estate	1,112	—	—		1,112
Short-Term Investments
Investment Companies	17,770,823	—	—		17,770,823

Total Assets	$7,518,532,565	$6,550	$2,738		$7,518,541,853

Total Liabilities	$—	$—	$—		$—

Total	$7,518,532,565	$6,550	$2,738		$7,518,541,853

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,961,985,245
Aggregate gross unrealized depreciation	(246,086,648)

Net unrealized appreciation	$5,715,898,597

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,802,643,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$236,343	$223,345
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	380,412	355,685
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	2,411,625	2,465,887

Total Asset- Backed Securities		3,044,917

Corporate Bonds (31.5%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.539%, 2/20/26	600,000	599,802
3.800%, 2/15/27	1,000,000	989,997
2.300%, 6/1/27	500,000	476,789
1.650%, 2/1/28	185,000	170,106
4.100%, 2/15/28	453,000	451,205
4.350%, 3/1/29	1,665,000	1,672,208
4.300%, 2/15/30	5,159,000	5,153,877
5.400%, 2/15/34	3,000,000	3,137,936
Bell Canada (The)
5.100%, 5/11/33	500,000	509,885
5.200%, 2/15/34	2,000,000	2,052,577
British Telecommunications plc
5.125%, 12/4/28	500,000	513,007
9.625%, 12/15/30(e)	2,000,000	2,521,418
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	3,014,343
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	438,145
TELUS Corp.
2.800%, 2/16/27	400,000	385,565
Verizon Communications, Inc.
1.450%, 3/20/26(x)	790,000	757,842
3.000%, 3/22/27	375,000	364,815
2.100%, 3/22/28	750,000	698,554
4.329%, 9/21/28	7,238,000	7,264,915
3.875%, 2/8/29(x)	140,000	137,895
4.016%, 12/3/29	1,500,000	1,475,854
3.150%, 3/22/30	375,000	353,352
1.500%, 9/18/30	600,000	513,486
1.680%, 10/30/30	1,957,000	1,671,118
2.550%, 3/21/31	1,220,000	1,087,447
5.050%, 5/9/33	325,000	334,597

		36,746,735

Entertainment (0.2%)
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	603,943
1.850%, 2/15/31(x)	295,000	252,545
Netflix, Inc.
4.900%, 8/15/34	385,000	396,499
Take-Two Interactive Software, Inc.
5.000%, 3/28/26	500,000	504,722
4.950%, 3/28/28	500,000	509,010
5.400%, 6/12/29	95,000	98,379
Tencent Music Entertainment Group
2.000%, 9/3/30	215,000	186,487
TWDC Enterprises 18 Corp.
1.850%, 7/30/26	465,000	447,311
2.950%, 6/15/27	1,000,000	973,641
Walt Disney Co. (The)
3.700%, 10/15/25	1,040,000	1,036,017
1.750%, 1/13/26(x)	1,070,000	1,039,950
3.375%, 11/15/26	300,000	296,326
2.200%, 1/13/28	700,000	664,638
2.000%, 9/1/29	500,000	453,975
2.650%, 1/13/31	1,250,000	1,138,249
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,840,000	1,778,820
4.054%, 3/15/29(x)	555,000	524,366
4.279%, 3/15/32(x)	1,145,000	1,016,492

		11,921,370

Interactive Media & Services (0.1%)
Alphabet, Inc.
1.998%, 8/15/26	500,000	484,777
0.800%, 8/15/27	1,000,000	923,564
1.100%, 8/15/30	650,000	558,836
Baidu, Inc.
1.720%, 4/9/26	200,000	192,192
1.625%, 2/23/27	290,000	273,148
4.375%, 3/29/28	290,000	290,861
4.875%, 11/14/28	315,000	321,644
2.375%, 10/9/30	200,000	178,532
2.375%, 8/23/31	500,000	435,455
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	512,023
4.800%, 5/15/30	350,000	363,846
4.950%, 5/15/33	2,750,000	2,888,947
4.750%, 8/15/34	410,000	417,667
Weibo Corp.
3.375%, 7/8/30	500,000	459,050

		8,300,542

Media (0.5%)
Charter Communications Operating LLC
2.250%, 1/15/29	585,000	520,825
6.100%, 6/1/29	3,235,000	3,350,813
Comcast Corp.
3.950%, 10/15/25	1,750,000	1,746,509
3.150%, 3/1/26	2,000,000	1,971,930
4.150%, 10/15/28	5,025,000	5,023,814
4.550%, 1/15/29	350,000	355,531
5.100%, 6/1/29	295,000	307,002
3.400%, 4/1/30	2,500,000	2,391,185
4.650%, 2/15/33(x)	750,000	759,733
4.800%, 5/15/33	500,000	507,924
Discovery Communications LLC
4.900%, 3/11/26(x)	500,000	499,579
4.125%, 5/15/29	455,000	430,243
3.625%, 5/15/30	1,310,000	1,177,393
Fox Corp.
4.709%, 1/25/29	730,000	738,692
3.500%, 4/8/30(x)	2,000,000	1,898,873
6.500%, 10/13/33	450,000	490,995
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	252,187
2.400%, 3/1/31	1,750,000	1,528,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.375%, 6/15/33	$350,000	$357,258
Paramount Global
3.375%, 2/15/28	570,000	535,390

		24,844,205

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	484,100
2.875%, 5/7/30	1,450,000	1,336,581
4.700%, 7/21/32	405,000	406,527
Rogers Communications, Inc.
3.625%, 12/15/25	500,000	494,384
2.900%, 11/15/26	500,000	485,646
3.200%, 3/15/27	500,000	487,237
3.800%, 3/15/32	625,000	578,123
5.300%, 2/15/34	2,000,000	2,028,224
T-Mobile USA, Inc.
1.500%, 2/15/26	1,000,000	961,402
3.750%, 4/15/27	2,500,000	2,470,648
2.050%, 2/15/28	700,000	650,625
4.950%, 3/15/28(x)	305,000	312,073
4.800%, 7/15/28(x)	625,000	636,094
2.400%, 3/15/29	340,000	312,936
3.875%, 4/15/30(x)	3,000,000	2,916,510
5.200%, 1/15/33	2,610,000	2,694,711
5.750%, 1/15/34	2,000,000	2,144,022

		19,399,843

Total Communication Services		101,212,695

Consumer Discretionary (1.5%)
Automobile Components (0.0%)†
Aptiv plc
4.350%, 3/15/29	105,000	104,595
5.150%, 9/13/34	400,000	392,453
BorgWarner, Inc.
2.650%, 7/1/27(x)	300,000	287,911
5.400%, 8/15/34	75,000	76,412
Lear Corp.
4.250%, 5/15/29	125,000	123,109
Magna International, Inc.
4.150%, 10/1/25	250,000	249,295
5.980%, 3/21/26	500,000	500,093
2.450%, 6/15/30	300,000	270,387
5.500%, 3/21/33	500,000	528,086

		2,532,341

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,116,300
6.100%, 8/19/32	2,500,000	2,554,900
General Motors Co.
6.800%, 10/1/27	405,000	428,680
5.000%, 10/1/28	750,000	758,572
5.400%, 10/15/29	500,000	511,258
Honda Motor Co. Ltd.
2.534%, 3/10/27	165,000	159,253
2.967%, 3/10/32	200,000	182,214
Toyota Motor Corp.
5.275%, 7/13/26	240,000	245,057
5.118%, 7/13/28	500,000	519,103
3.669%, 7/20/28	355,000	351,420
2.760%, 7/2/29	250,000	236,632
2.362%, 3/25/31	600,000	538,099
5.123%, 7/13/33(x)	500,000	530,959

		9,132,447

Broadline Retail (0.3%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,736,746
2.125%, 2/9/31(x)	490,000	427,295
Amazon.com, Inc.
4.600%, 12/1/25	1,000,000	1,006,621
5.200%, 12/3/25	500,000	505,974
1.000%, 5/12/26	1,300,000	1,242,882
3.300%, 4/13/27	1,300,000	1,282,054
1.200%, 6/3/27	340,000	317,438
3.150%, 8/22/27	4,000,000	3,925,466
4.550%, 12/1/27	1,000,000	1,020,556
3.600%, 4/13/32(x)	1,650,000	1,594,349
4.700%, 12/1/32(x)	1,000,000	1,036,097
eBay, Inc.
3.600%, 6/5/27	750,000	740,999
2.700%, 3/11/30	700,000	644,659
2.600%, 5/10/31	1,000,000	890,282
JD.com, Inc.
3.875%, 4/29/26	500,000	495,630
3.375%, 1/14/30	320,000	304,848

		17,171,896

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	244,246
6.875%, 11/1/33	1,000,000	1,144,880

		1,389,126

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	32,709
Yale University Series 2020
1.482%, 4/15/30(x)	500,000	436,874

		469,583

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
3.600%, 6/1/26	500,000	496,965
4.625%, 4/13/30	1,500,000	1,535,478
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	315,063
Expedia Group, Inc.
4.625%, 8/1/27(x)	840,000	846,690
3.250%, 2/15/30	1,500,000	1,412,206
2.950%, 3/15/31	185,000	167,924
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	250,680
5.750%, 1/30/27	320,000	327,838
4.375%, 9/15/28	950,000	945,178
5.250%, 6/30/29	275,000	281,770
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	259,528
Marriott International, Inc.
5.000%, 10/15/27	165,000	168,287
5.550%, 10/15/28	585,000	611,435
4.900%, 4/15/29	185,000	188,513
Series AA
4.650%, 12/1/28	500,000	504,702
Series FF
4.625%, 6/15/30	725,000	731,218
Series R
3.125%, 6/15/26	500,000	490,666
Series X
4.000%, 4/15/28	500,000	494,051
McDonald’s Corp.
3.500%, 3/1/27	775,000	764,981
3.800%, 4/1/28	1,100,000	1,090,543
4.800%, 8/14/28	500,000	512,750
5.000%, 5/17/29	320,000	331,352
2.625%, 9/1/29	290,000	271,048
2.125%, 3/1/30(x)	220,000	197,826
4.600%, 9/9/32(x)	350,000	356,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.950%, 8/14/33	$500,000	$519,184
Starbucks Corp.
4.750%, 2/15/26	185,000	186,330
2.450%, 6/15/26	500,000	486,536
2.000%, 3/12/27	350,000	333,314
3.500%, 3/1/28(x)	750,000	735,395
4.000%, 11/15/28	800,000	796,484
2.250%, 3/12/30	350,000	315,544
3.000%, 2/14/32	220,000	200,136
4.800%, 2/15/33	355,000	363,147

		17,488,855

Household Durables (0.1%)
DR Horton, Inc.
2.600%, 10/15/25	350,000	343,185
1.300%, 10/15/26	275,000	260,332
1.400%, 10/15/27	750,000	693,642
Leggett & Platt, Inc.
3.500%, 11/15/27(x)	500,000	480,416
4.400%, 3/15/29(x)	350,000	336,214
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	131,331
3.625%, 5/15/30	350,000	336,479
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,221,571
PulteGroup, Inc.
5.000%, 1/15/27	424,000	429,494
Whirlpool Corp.
4.750%, 2/26/29	150,000	151,374
4.700%, 5/14/32(x)	285,000	281,753
5.500%, 3/1/33	100,000	101,910

		4,767,701

Leisure Products (0.0%)†
Hasbro, Inc.
3.550%, 11/19/26	250,000	245,116
3.500%, 9/15/27	290,000	280,760
3.900%, 11/19/29	500,000	482,451

		1,008,327

Specialty Retail (0.5%)
AutoNation, Inc.
4.500%, 10/1/25	215,000	213,801
3.800%, 11/15/27(x)	500,000	486,897
1.950%, 8/1/28	225,000	202,887
2.400%, 8/1/31	150,000	126,562
3.850%, 3/1/32(x)	300,000	275,581
AutoZone, Inc.
3.125%, 4/21/26	125,000	122,610
5.050%, 7/15/26	375,000	380,421
4.500%, 2/1/28	280,000	282,131
3.750%, 4/18/29	500,000	486,809
5.100%, 7/15/29	385,000	396,412
4.750%, 8/1/32	330,000	330,830
5.200%, 8/1/33	500,000	513,573
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,003,614
1.950%, 10/1/30	375,000	325,817
Home Depot, Inc. (The)
3.000%, 4/1/26	750,000	739,089
2.125%, 9/15/26	625,000	604,312
2.875%, 4/15/27	335,000	327,042
2.800%, 9/14/27	750,000	728,698
0.900%, 3/15/28	700,000	633,015
3.900%, 12/6/28	290,000	289,035
4.900%, 4/15/29	585,000	605,671
2.950%, 6/15/29	455,000	433,622
4.750%, 6/25/29	340,000	349,608
3.250%, 4/15/32	435,000	405,583
4.500%, 9/15/32	440,000	449,309
4.950%, 6/25/34	3,000,000	3,112,602
Lowe’s Cos., Inc.
4.800%, 4/1/26	200,000	201,561
2.500%, 4/15/26	750,000	732,628
3.350%, 4/1/27	180,000	176,547
3.100%, 5/3/27	750,000	731,091
1.300%, 4/15/28(x)	655,000	593,818
1.700%, 9/15/28(x)	250,000	227,557
3.650%, 4/5/29	680,000	663,845
1.700%, 10/15/30	655,000	563,172
2.625%, 4/1/31	1,750,000	1,571,439
3.750%, 4/1/32	500,000	476,046
5.000%, 4/15/33	415,000	427,210
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	494,693
4.350%, 6/1/28	800,000	800,602
4.700%, 6/15/32	250,000	251,402
5.000%, 8/19/34	500,000	503,703
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,329,146
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	484,403
1.150%, 5/15/28	300,000	271,469
Tractor Supply Co.
1.750%, 11/1/30	280,000	241,096
5.250%, 5/15/33	75,000	77,979

		24,644,938

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	970,397
2.850%, 3/27/30	1,000,000	940,241
Ralph Lauren Corp.
2.950%, 6/15/30	130,000	121,502
Tapestry, Inc.
7.850%, 11/27/33	610,000	657,640

		2,689,780

Total Consumer Discretionary		81,294,994

Consumer Staples (1.9%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,346,847
4.750%, 1/23/29	3,470,000	3,558,933
Brown-Forman Corp.
4.750%, 4/15/33(x)	800,000	814,840
Coca-Cola Co. (The)
2.900%, 5/25/27	500,000	488,792
1.450%, 6/1/27(x)	300,000	283,106
1.500%, 3/5/28	730,000	674,797
1.000%, 3/15/28	440,000	401,444
2.125%, 9/6/29	750,000	690,291
1.650%, 6/1/30	1,010,000	887,582
2.000%, 3/5/31(x)	835,000	736,785
4.650%, 8/14/34	280,000	286,080
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	248,202
5.250%, 6/1/29	125,000	130,010
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,194,068
Constellation Brands, Inc.
4.400%, 11/15/25(x)	335,000	334,589
5.000%, 2/2/26	85,000	84,832
3.500%, 5/9/27	300,000	294,380
4.350%, 5/9/27	500,000	501,601
4.650%, 11/15/28	310,000	313,328
3.150%, 8/1/29(x)	750,000	710,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 8/1/31	$475,000	$409,659
4.750%, 5/9/32	500,000	502,777
4.900%, 5/1/33	250,000	251,703
Diageo Capital plc
3.875%, 5/18/28	400,000	397,164
2.375%, 10/24/29	410,000	376,611
2.000%, 4/29/30(x)	245,000	218,147
5.625%, 10/5/33	1,500,000	1,611,033
Keurig Dr Pepper, Inc.
2.550%, 9/15/26	200,000	193,722
3.950%, 4/15/29	500,000	493,810
2.250%, 3/15/31	210,000	183,780
4.050%, 4/15/32	335,000	325,864
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	667,440
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	2,037,154
PepsiCo, Inc.
4.550%, 2/13/26	195,000	196,328
2.850%, 2/24/26	300,000	295,634
2.375%, 10/6/26	670,000	651,162
2.625%, 3/19/27	350,000	339,952
3.600%, 2/18/28(x)	500,000	495,495
4.450%, 5/15/28	300,000	306,137
2.625%, 7/29/29(x)	375,000	353,406
2.750%, 3/19/30	350,000	327,152
1.625%, 5/1/30	190,000	166,864
1.950%, 10/21/31(x)	3,130,000	2,716,008
3.900%, 7/18/32	200,000	196,297
4.450%, 2/15/33(x)	300,000	312,665
4.800%, 7/17/34	200,000	206,176

		28,213,264

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,454,239
Dollar General Corp.
4.150%, 11/1/25	125,000	124,227
3.875%, 4/15/27	500,000	492,974
4.625%, 11/1/27	400,000	401,543
5.200%, 7/5/28	415,000	424,081
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	429,222
Kroger Co. (The)
2.650%, 10/15/26	600,000	582,355
4.500%, 1/15/29	350,000	353,136
1.700%, 1/15/31	625,000	527,494
5.000%, 9/15/34	2,340,000	2,349,244
Sysco Corp.
2.400%, 2/15/30	115,000	104,068
5.950%, 4/1/30	2,000,000	2,145,402
2.450%, 12/14/31	180,000	156,695
Target Corp.
2.500%, 4/15/26	2,000,000	1,965,017
1.950%, 1/15/27	400,000	384,118
3.375%, 4/15/29(x)	750,000	731,889
4.500%, 9/15/32(x)	500,000	506,185
4.400%, 1/15/33	85,000	85,514
Walmart, Inc.
4.000%, 4/15/26	135,000	135,382
3.050%, 7/8/26	415,000	410,133
1.050%, 9/17/26	500,000	474,619
3.950%, 9/9/27	440,000	442,980
3.900%, 4/15/28	315,000	316,258
1.500%, 9/22/28	475,000	435,770
2.375%, 9/24/29	19,000	17,818
4.000%, 4/15/30	250,000	252,745
1.800%, 9/22/31	210,000	181,887
4.150%, 9/9/32	470,000	475,256
4.100%, 4/15/33	2,335,000	2,338,305

		19,698,556

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	486,499
2.900%, 3/1/32	340,000	307,814
Bunge Ltd. Finance Corp.
3.250%, 8/15/26	215,000	211,698
3.750%, 9/25/27	225,000	222,150
2.750%, 5/14/31(x)	750,000	675,560
4.650%, 9/17/34	200,000	199,843
Campbell Soup Co.
5.400%, 3/21/34(x)	750,000	784,549
Conagra Brands, Inc.
4.600%, 11/1/25	535,000	534,907
5.300%, 10/1/26	295,000	300,658
4.850%, 11/1/28	885,000	896,881
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	525,687
2.400%, 3/15/31(x)	160,000	139,466
General Mills, Inc.
4.200%, 4/17/28	375,000	375,042
2.250%, 10/14/31	875,000	761,241
4.950%, 3/29/33	180,000	184,290
Hershey Co. (The)
4.250%, 5/4/28	350,000	354,483
2.450%, 11/15/29	200,000	185,010
1.700%, 6/1/30	390,000	342,617
4.500%, 5/4/33(x)	355,000	360,432
Hormel Foods Corp.
1.700%, 6/3/28	535,000	492,212
1.800%, 6/11/30	415,000	364,700
Ingredion, Inc.
3.200%, 10/1/26	200,000	195,980
J M Smucker Co. (The)
3.375%, 12/15/27	850,000	829,983
2.375%, 3/15/30	185,000	167,204
JBS USA Holding Lux Sarl
5.125%, 2/1/28	2,500,000	2,536,168
Kellanova
3.400%, 11/15/27	650,000	635,542
4.300%, 5/15/28	500,000	502,404
5.250%, 3/1/33	180,000	187,644
McCormick & Co., Inc.
0.900%, 2/15/26	235,000	224,439
3.400%, 8/15/27	750,000	733,978
1.850%, 2/15/31	165,000	141,138
4.950%, 4/15/33	290,000	296,737
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	608,453
Mondelez International, Inc.
2.625%, 3/17/27	400,000	386,081
2.750%, 4/13/30	835,000	774,355
3.000%, 3/17/32	400,000	362,799
4.750%, 8/28/34	125,000	125,481
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	248,671
3.550%, 6/2/27	975,000	956,316
4.350%, 3/1/29	325,000	323,622
Unilever Capital Corp.
2.000%, 7/28/26	250,000	241,880
3.500%, 3/22/28	1,000,000	984,047
4.875%, 9/8/28	200,000	206,127
2.125%, 9/6/29	500,000	456,148
1.375%, 9/14/30	210,000	179,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 8/12/31	$345,000	$296,396
4.625%, 8/12/34	220,000	221,962

		21,528,672

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	182,776
Clorox Co. (The)
3.100%, 10/1/27	500,000	484,839
3.900%, 5/15/28	500,000	495,718
4.400%, 5/1/29	500,000	503,878
1.800%, 5/15/30	140,000	122,577
4.600%, 5/1/32(x)	500,000	505,903
Colgate-Palmolive Co.
3.100%, 8/15/27(x)	250,000	246,303
4.600%, 3/1/28	355,000	363,857
Kimberly-Clark Corp.
2.750%, 2/15/26	250,000	245,701
1.050%, 9/15/27	250,000	230,053
3.950%, 11/1/28	375,000	374,626
3.200%, 4/25/29	750,000	725,594
2.000%, 11/2/31	750,000	653,132
4.500%, 2/16/33	100,000	101,634
Procter & Gamble Co. (The)
0.550%, 10/29/25	500,000	481,627
4.100%, 1/26/26	125,000	125,506
1.000%, 4/23/26	350,000	335,131
2.450%, 11/3/26	500,000	487,156
1.900%, 2/1/27(x)	600,000	575,072
2.850%, 8/11/27	1,000,000	974,818
3.950%, 1/26/28	250,000	251,334
1.200%, 10/29/30	500,000	428,086
1.950%, 4/23/31	1,000,000	890,749
2.300%, 2/1/32	600,000	541,415
4.050%, 1/26/33(x)	250,000	250,431

		10,577,916

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27	500,000	489,849
4.375%, 5/15/28	225,000	227,267
1.950%, 3/15/31(x)	585,000	506,407
4.650%, 5/15/33	250,000	252,244
Haleon US Capital LLC
3.375%, 3/24/27	550,000	540,098
3.375%, 3/24/29	500,000	482,397
3.625%, 3/24/32	610,000	571,973

		3,070,235

Tobacco (0.3%)
Altria Group, Inc.
4.400%, 2/14/26	195,000	194,814
2.625%, 9/16/26	430,000	416,927
3.400%, 5/6/30	2,240,000	2,113,423
6.875%, 11/1/33	1,000,000	1,130,018
BAT Capital Corp.
3.215%, 9/6/26	750,000	733,991
2.259%, 3/25/28	350,000	325,334
3.462%, 9/6/29	750,000	712,941
4.906%, 4/2/30	1,500,000	1,520,166
6.343%, 8/2/30	500,000	541,341
4.742%, 3/16/32	500,000	497,880
7.750%, 10/19/32	110,000	129,423
6.421%, 8/2/33	500,000	546,543
BAT International Finance plc
1.668%, 3/25/26	350,000	336,079
4.448%, 3/16/28	500,000	499,388
5.931%, 2/2/29(x)	390,000	410,815
Philip Morris International, Inc.
4.875%, 2/13/26	1,375,000	1,388,064
0.875%, 5/1/26	300,000	284,876
3.125%, 8/17/27	1,000,000	978,376
4.875%, 2/15/28	1,500,000	1,531,885
5.250%, 9/7/28	500,000	518,737
5.125%, 2/15/30	1,500,000	1,553,206
2.100%, 5/1/30	120,000	107,039
1.750%, 11/1/30	300,000	259,266
5.375%, 2/15/33	1,500,000	1,561,952
5.625%, 9/7/33	500,000	530,843

		18,823,327

Total Consumer Staples		101,911,970

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	478,605
3.337%, 12/15/27	1,250,000	1,218,785
3.138%, 11/7/29	215,000	203,635
4.486%, 5/1/30	145,000	145,959
Halliburton Co.
3.800%, 11/15/25	38,000	37,723
2.920%, 3/1/30	2,000,000	1,854,464
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	89,692
Schlumberger Investment SA
4.500%, 5/15/28	500,000	506,420
2.650%, 6/26/30	1,350,000	1,239,146
4.850%, 5/15/33	270,000	275,210

		6,049,639

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
5.950%, 6/1/26	250,000	254,582
4.800%, 5/3/29	415,000	416,522
BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	743,790
3.119%, 5/4/26	500,000	492,285
4.234%, 11/6/28	1,250,000	1,253,008
4.970%, 10/17/29	500,000	514,668
1.749%, 8/10/30	3,300,000	2,877,501
2.721%, 1/12/32(x)	625,000	557,571
4.812%, 2/13/33	215,000	216,746
4.893%, 9/11/33	1,000,000	1,017,189
BP Capital Markets plc
3.279%, 9/19/27(x)	1,250,000	1,223,967
Canadian Natural Resources Ltd.
3.850%, 6/1/27(x)	1,300,000	1,282,350
2.950%, 7/15/30(x)	350,000	319,155
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,537,378
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	979,862
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,476,458
1.995%, 5/11/27	250,000	238,604
2.236%, 5/11/30	1,325,000	1,200,673
Chevron USA, Inc.
1.018%, 8/12/27	310,000	286,437
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	570,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	$200,000	$202,424
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	345,385
Devon Energy Corp.
5.850%, 12/15/25	500,000	505,037
5.200%, 9/15/34	1,000,000	992,545
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	748,846
5.150%, 1/30/30	375,000	384,225
Enbridge, Inc.
1.600%, 10/4/26(x)	270,000	256,071
4.250%, 12/1/26	500,000	499,440
3.125%, 11/15/29	750,000	708,204
5.700%, 3/8/33	275,000	289,927
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54(k)	2,000,000	2,095,211
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84(k)	355,000	397,600
Energy Transfer LP
5.950%, 12/1/25	250,000	252,757
4.750%, 1/15/26	1,250,000	1,251,139
3.900%, 7/15/26(x)	500,000	495,050
4.950%, 5/15/28	300,000	304,616
4.950%, 6/15/28	375,000	380,750
5.250%, 4/15/29	1,000,000	1,027,194
4.150%, 9/15/29	750,000	737,592
6.400%, 12/1/30	460,000	500,220
6.550%, 12/1/33	1,500,000	1,653,495
5.550%, 5/15/34	1,000,000	1,033,086
5.600%, 9/1/34	1,000,000	1,035,475
Enterprise Products Operating LLC
5.050%, 1/10/26	115,000	116,309
4.150%, 10/16/28	600,000	599,306
3.125%, 7/31/29	750,000	713,832
2.800%, 1/31/30	755,000	703,300
5.350%, 1/31/33	500,000	523,621
4.850%, 1/31/34	1,000,000	1,013,256
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78(k)	500,000	475,388
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77(k)	750,000	738,750
EOG Resources, Inc.
4.150%, 1/15/26	500,000	500,206
EQT Corp.
5.700%, 4/1/28	375,000	387,370
5.750%, 2/1/34(x)	2,000,000	2,052,573
Equinor ASA
1.750%, 1/22/26	415,000	402,849
3.625%, 9/10/28	600,000	590,263
2.375%, 5/22/30	375,000	341,886
Exxon Mobil Corp.
3.043%, 3/1/26	2,025,000	2,000,939
2.275%, 8/16/26	500,000	485,620
HF Sinclair Corp.
5.875%, 4/1/26	250,000	253,277
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,625,535
4.300%, 3/1/28	1,250,000	1,250,118
5.100%, 8/1/29	235,000	241,007
5.400%, 2/1/34	2,000,000	2,042,419
Marathon Oil Corp.
4.400%, 7/15/27	750,000	750,425
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	293,972
MPLX LP
1.750%, 3/1/26	350,000	336,932
4.125%, 3/1/27	2,085,000	2,073,056
2.650%, 8/15/30	455,000	408,778
Occidental Petroleum Corp.
5.200%, 8/1/29	320,000	326,531
5.375%, 1/1/32	2,000,000	2,025,659
ONEOK, Inc.
5.850%, 1/15/26	160,000	162,428
5.000%, 3/1/26	250,000	251,282
5.550%, 11/1/26	290,000	296,839
4.000%, 7/13/27	225,000	223,550
5.650%, 11/1/28	190,000	198,407
4.350%, 3/15/29	500,000	497,072
3.400%, 9/1/29	500,000	474,993
3.100%, 3/15/30	350,000	324,661
3.250%, 6/1/30	250,000	233,125
5.800%, 11/1/30	310,000	328,266
Ovintiv, Inc.
5.650%, 5/15/28	420,000	432,543
Phillips 66
1.300%, 2/15/26	140,000	134,605
3.900%, 3/15/28	500,000	494,327
Phillips 66 Co.
3.550%, 10/1/26	300,000	296,020
4.950%, 12/1/27(x)	500,000	511,075
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	336,670
5.100%, 3/29/26	160,000	162,222
1.900%, 8/15/30	1,000,000	874,897
2.150%, 1/15/31	260,000	227,671
Plains All American Pipeline LP
4.500%, 12/15/26	500,000	500,471
3.550%, 12/15/29	2,500,000	2,372,243
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	500,000	506,423
4.500%, 5/15/30	1,225,000	1,220,373
Spectra Energy Partners LP
3.375%, 10/15/26	315,000	309,071
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,061,838
6.500%, 3/30/34	2,000,000	2,205,767
TC PipeLines LP
3.900%, 5/25/27	200,000	196,652
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	733,256
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	248,314
4.724%, 9/10/34	250,000	251,229
TransCanada PipeLines Ltd.
4.875%, 1/15/26(x)	550,000	552,408
6.203%, 3/9/26	500,000	500,209
4.250%, 5/15/28	1,750,000	1,741,456
2.500%, 10/12/31	625,000	552,916
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	492,449
3.250%, 5/15/30	250,000	233,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Valero Energy Corp.
2.150%, 9/15/27	$750,000	$706,957
4.350%, 6/1/28	240,000	239,778
4.000%, 4/1/29	765,000	752,141
Valero Energy Partners LP
4.500%, 3/15/28	500,000	500,520
Western Midstream Operating LP
6.350%, 1/15/29	415,000	439,279
6.150%, 4/1/33	415,000	438,653
Williams Cos., Inc. (The)
5.400%, 3/2/26	385,000	389,809
3.750%, 6/15/27	500,000	492,070
5.300%, 8/15/28	500,000	514,572
2.600%, 3/15/31	1,165,000	1,028,938
4.650%, 8/15/32(x)	750,000	739,022
5.650%, 3/15/33	500,000	522,356
5.150%, 3/15/34	750,000	755,463

		85,487,615

Total Energy		91,537,254

Financials (13.1%)
Banks (7.4%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	994,126
Series 3a2
5.671%, 10/3/25	600,000	608,188
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	626,252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)	500,000	573,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35(k)	1,000,000	1,058,000
Banco Santander SA
1.849%, 3/25/26	600,000	575,749
4.250%, 4/11/27	1,000,000	994,643
5.294%, 8/18/27	435,000	444,906
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	485,000	459,131
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	197,924
4.379%, 4/12/28	1,200,000	1,193,900
5.588%, 8/8/28	500,000	519,874
3.306%, 6/27/29	800,000	763,355
3.490%, 5/28/30	200,000	188,473
2.749%, 12/3/30	1,745,000	1,537,159
2.958%, 3/25/31(x)	480,000	433,280
5.439%, 7/15/31	500,000	521,121
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	600,000	529,873
6.921%, 8/8/33	295,000	325,565
6.938%, 11/7/33	1,250,000	1,442,070
6.350%, 3/14/34	600,000	640,263
Bank of America Corp.
4.450%, 3/3/26	655,000	654,684
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,446,433
(SOFR + 1.29%), 5.080%, 1/20/27(k)	500,000	503,793
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27(k)	1,500,000	1,481,846
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,299,574
(SOFR + 1.34%), 5.933%, 9/15/27(k)	1,000,000	1,029,596
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28(k)	1,000,000	988,700
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	768,281
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)	1,500,000	1,475,574
(SOFR + 1.58%), 4.376%, 4/27/28(k)	1,250,000	1,251,495
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)	4,450,000	4,326,357
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29(k)	2,000,000	1,973,550
(SOFR + 1.63%), 5.202%, 4/25/29(k)	1,000,000	1,026,672
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	1,981,987
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)	2,250,000	2,242,448
(SOFR + 1.57%), 5.819%, 9/15/29(k)	1,000,000	1,052,717
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30(k)	1,300,000	1,229,381
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31(k)	2,500,000	2,259,400
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	866,113
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,291,963
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,777,201
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,294,588
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,181,418
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	437,643
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	994,423
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	1,025,429
(SOFR + 1.91%), 5.288%, 4/25/34(k)	1,000,000	1,034,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.84%), 5.872%, 9/15/34(k)	$1,750,000	$1,884,219
(SOFR + 1.65%), 5.468%, 1/23/35(k)	2,000,000	2,090,554
(SOFR + 1.91%), 5.425%, 8/15/35(k)	500,000	511,613
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,475,880
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,289,169
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	720,882
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	444,885
Bank of America NA
5.526%, 8/18/26	750,000	770,599
Bank of Montreal
5.300%, 6/5/26(x)	350,000	355,982
1.250%, 9/15/26(x)	500,000	473,701
(SOFR + 0.60%), 0.949%, 1/22/27(k)	1,200,000	1,146,337
2.650%, 3/8/27	265,000	256,263
5.203%, 2/1/28	500,000	515,611
5.717%, 9/25/28(x)	500,000	526,655
5.511%, 6/4/31	500,000	526,222
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	646,787
Series H
4.700%, 9/14/27	500,000	508,539
Bank of Nova Scotia (The)
4.750%, 2/2/26	120,000	120,638
1.050%, 3/2/26(x)	750,000	718,071
1.350%, 6/24/26(x)	500,000	476,186
2.700%, 8/3/26(x)	750,000	730,232
1.300%, 9/15/26	500,000	473,333
1.950%, 2/2/27	175,000	166,590
2.951%, 3/11/27	500,000	485,834
5.250%, 6/12/28(x)	200,000	206,810
5.450%, 8/1/29	295,000	308,493
4.850%, 2/1/30	125,000	127,784
2.150%, 8/1/31(x)	500,000	431,018
2.450%, 2/2/32	250,000	217,838
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	2,017,226
BankUnited, Inc.
5.125%, 6/11/30	750,000	732,187
Barclays plc
4.375%, 1/12/26	1,500,000	1,496,992
(SOFR + 2.21%), 5.829%, 5/9/27(k)	750,000	764,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	700,430
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	708,112
(SOFR + 1.34%), 4.837%, 9/10/28(k)	305,000	307,678
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	1,009,771
(SOFR + 1.74%), 5.690%, 3/12/30(k)	2,000,000	2,077,091
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	2,000,000	2,005,305
(SOFR + 1.56%), 4.942%, 9/10/30(k)	285,000	286,682
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	874,894
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	675,000	590,421
(SOFR + 2.98%), 6.224%, 5/9/34(k)	450,000	483,133
(SOFR + 3.57%), 7.119%, 6/27/34(k)	935,000	1,038,345
(SOFR + 2.62%), 6.692%, 9/13/34(k)	1,350,000	1,500,843
(SOFR + 1.91%), 5.335%, 9/10/35(k)	460,000	462,324
BPCE SA
3.375%, 12/2/26	500,000	490,215
Canadian Imperial Bank of Commerce
0.950%, 10/23/25	130,000	125,491
1.250%, 6/22/26	750,000	712,994
5.615%, 7/17/26(x)	200,000	205,118
5.926%, 10/2/26(x)	500,000	516,609
3.450%, 4/7/27	225,000	220,977
(SOFR + 0.93%), 4.508%, 9/11/27(k)	190,000	191,005
5.001%, 4/28/28	500,000	511,835
5.986%, 10/3/28	500,000	530,695
5.260%, 4/8/29(x)	500,000	518,678
(SOFR + 1.34%), 4.631%, 9/11/30(k)	160,000	161,061
3.600%, 4/7/32	225,000	209,862
6.092%, 10/3/33	250,000	272,177
Citibank NA
5.803%, 9/29/28	1,000,000	1,057,591
Citigroup, Inc.
4.600%, 3/9/26(x)	595,000	596,741
3.400%, 5/1/26	2,500,000	2,468,136
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,195,432
(SOFR + 0.77%), 1.462%, 6/9/27(k)	1,375,000	1,309,456
4.450%, 9/29/27	1,250,000	1,251,569
(SOFR + 1.28%), 3.070%, 2/24/28(k)(x)	1,000,000	972,371
(SOFR + 1.89%), 4.658%, 5/24/28(k)	715,000	720,166
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)	2,500,000	2,434,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)	$2,000,000	$1,977,664
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)	1,750,000	1,711,739
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,161,019
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,363,212
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,793,322
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	731,864
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	773,042
(SOFR + 1.35%), 3.057%, 1/25/33(k)(x)	800,000	711,716
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,403,698
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	502,530
(SOFR + 2.66%), 6.174%, 5/25/34(k)	715,000	760,061
(SOFR + 2.06%), 5.827%, 2/13/35(k)	3,000,000	3,127,108
(SOFR + 1.45%), 5.449%, 6/11/35(k)	1,000,000	1,041,137
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39(k)	500,000	497,927
Citizens Bank NA
3.750%, 2/18/26	500,000	493,054
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	499,496
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	483,551
2.500%, 2/6/30	150,000	133,070
3.250%, 4/30/30	470,000	435,071
(SOFR + 1.91%), 5.718%, 7/23/32(k)	300,000	309,736
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	500,000	493,598
Comerica Bank
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	236,889
Comerica, Inc.
4.000%, 2/1/29	450,000	434,629
Cooperatieve Rabobank UA
3.750%, 7/21/26	815,000	802,636
Discover Bank
3.450%, 7/27/26	840,000	822,129
4.650%, 9/13/28	625,000	623,959
2.700%, 2/6/30	250,000	223,931
Fifth Third Bancorp
(SOFR + 0.69%), 1.707%, 11/1/27(k)	310,000	293,319
3.950%, 3/14/28	750,000	740,330
(SOFR + 1.36%), 4.055%, 4/25/28(k)	290,000	286,309
(SOFR + 2.34%), 6.339%, 7/27/29(k)	105,000	111,388
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	500,000	502,693
(SOFR + 1.66%), 4.337%, 4/25/33(k)(x)	250,000	239,196
Fifth Third Bank NA
3.850%, 3/15/26	600,000	593,587
2.250%, 2/1/27	300,000	286,054
HSBC Holdings plc
4.375%, 11/23/26	1,815,000	1,804,590
(SOFR + 1.57%), 5.887%, 8/14/27(k)	1,750,000	1,795,359
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28(k)	1,250,000	1,236,662
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	1,005,926
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	504,831
(SOFR + 1.97%), 6.161%, 3/9/29(k)	380,000	399,691
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29(k)	1,120,000	1,119,726
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	412,185
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	1,165,000	1,131,978
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	5,188,843
(SOFR + 1.52%), 5.733%, 5/17/32(k)	370,000	388,631
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	524,950
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	693,482
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	413,042
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	506,187
(SOFR + 2.39%), 6.254%, 3/9/34(k)	750,000	817,684
(SOFR + 2.98%), 6.547%, 6/20/34(k)	1,000,000	1,091,247
(SOFR + 3.02%), 7.399%, 11/13/34(k)	1,000,000	1,145,015
(SOFR + 1.78%), 5.719%, 3/4/35(k)	750,000	795,724
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28(k)	250,000	249,989
(SOFR + 2.02%), 6.208%, 8/21/29(k)	500,000	528,234
2.550%, 2/4/30	500,000	449,891
(SOFR + 2.05%), 5.023%, 5/17/33(k)	420,000	416,126
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	406,790
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	249,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	$500,000	$492,715
ING Groep NV
3.950%, 3/29/27	1,250,000	1,240,467
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	359,763
(SOFR + 1.56%), 6.083%, 9/11/27(k)	250,000	257,688
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	495,951
4.050%, 4/9/29	560,000	552,631
(SOFR + 1.44%), 5.335%, 3/19/30(k)	1,000,000	1,032,917
(SOFR + 1.32%), 2.727%, 4/1/32(k)(x)	265,000	235,868
(SOFR + 2.09%), 6.114%, 9/11/34(k)	315,000	342,801
(SOFR + 1.77%), 5.550%, 3/19/35(k)	750,000	784,970
JPMorgan Chase & Co.
3.300%, 4/1/26	2,000,000	1,976,348
3.200%, 6/15/26	1,750,000	1,723,762
(SOFR + 0.80%), 1.045%, 11/19/26(k)	1,250,000	1,200,105
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27(k)	1,250,000	1,195,079
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,133,908
(SOFR + 0.77%), 1.470%, 9/22/27(k)	925,000	875,714
(SOFR + 1.17%), 2.947%, 2/24/28(k)	300,000	290,706
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	1,002,291
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	2,750,000	2,697,690
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,656,808
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29(k)	4,750,000	4,631,378
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29(k)	1,500,000	1,483,228
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	1,025,108
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29(k)	1,500,000	1,493,024
(SOFR + 1.45%), 5.299%, 7/24/29(k)	1,250,000	1,293,115
(SOFR + 1.57%), 6.087%, 10/23/29(k)	865,000	920,495
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29(k)	1,000,000	1,002,087
(SOFR + 1.16%), 5.581%, 4/22/30(k)	2,435,000	2,558,717
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30(k)	625,000	605,903
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	558,716
(SOFR + 1.13%), 4.995%, 7/22/30(k)	500,000	511,906
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,604,535
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	815,000	747,243
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	1,070,099
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	642,254
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	1,155,000	1,028,963
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,409,261
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	627,866
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	834,950
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	1,014,237
(SOFR + 1.85%), 5.350%, 6/1/34(k)	965,000	1,009,919
(SOFR + 1.81%), 6.254%, 10/23/34(k)	800,000	889,198
(SOFR + 1.62%), 5.336%, 1/23/35(k)	4,000,000	4,173,773
(SOFR + 1.49%), 5.766%, 4/22/35(k)	2,000,000	2,151,145
KeyBank NA
4.700%, 1/26/26	250,000	250,145
3.400%, 5/20/26	1,000,000	976,358
4.390%, 12/14/27	100,000	99,035
4.900%, 8/8/32	500,000	483,205
5.000%, 1/26/33	500,000	494,677
KeyCorp
4.150%, 10/29/25	310,000	307,773
2.250%, 4/6/27	750,000	709,523
Korea Development Bank (The)
0.800%, 4/27/26	300,000	284,646
0.800%, 7/19/26	500,000	471,095
1.000%, 9/9/26	400,000	376,776
1.375%, 4/25/27	500,000	467,715
4.375%, 2/15/28	525,000	529,515
1.625%, 1/19/31	500,000	423,650
2.000%, 10/25/31	500,000	426,985
4.250%, 9/8/32	500,000	493,365
5.625%, 10/23/33	400,000	434,404
Kreditanstalt fuer Wiederaufbau
0.625%, 1/22/26	3,600,000	3,448,685
3.625%, 4/1/26(x)	955,000	951,360
4.625%, 8/7/26	1,250,000	1,269,116
4.375%, 3/1/27(x)	5,000,000	5,081,136
3.000%, 5/20/27	1,575,000	1,548,051
3.750%, 2/15/28	1,420,000	1,424,153
2.875%, 4/3/28(x)	1,750,000	1,705,262
3.875%, 6/15/28(x)	735,000	740,500
4.000%, 3/15/29(x)	5,000,000	5,070,056
1.750%, 9/14/29	525,000	479,590
0.750%, 9/30/30(x)	400,000	337,874
4.125%, 7/15/33(x)	1,200,000	1,219,870
4.375%, 2/28/34	1,500,000	1,556,815
Landwirtschaftliche Rentenbank
0.875%, 3/30/26	600,000	573,293
1.750%, 7/27/26	500,000	481,947
4.625%, 4/17/29	450,000	466,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 9/3/30	$750,000	$635,496
5.000%, 10/24/33(x)	750,000	810,084
Lloyds Banking Group plc
4.582%, 12/10/25	1,000,000	994,979
4.650%, 3/24/26	1,750,000	1,743,768
3.750%, 1/11/27	1,385,000	1,369,406
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27(k)	220,000	225,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	393,911
4.375%, 3/22/28	1,350,000	1,348,255
4.550%, 8/16/28	850,000	853,842
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	500,000	520,807
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	1,000,000	1,047,324
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	335,000	334,527
(SOFR + 2.26%), 6.082%, 3/13/32(k)	1,000,000	1,052,838
Manufacturers & Traders Trust Co.
5.400%, 11/21/25	250,000	251,523
3.400%, 8/17/27	330,000	320,327
4.700%, 1/27/28	500,000	502,497
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	216,000	214,389
2.757%, 9/13/26	1,250,000	1,215,562
3.677%, 2/22/27	1,000,000	988,946
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)	500,000	475,614
3.287%, 7/25/27	1,000,000	976,179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,421,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	573,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	400,000	407,297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)	400,000	411,555
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29(k)	205,000	211,352
3.741%, 3/7/29	750,000	733,720
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29(k)(x)	215,000	221,264
3.195%, 7/18/29	1,000,000	953,157
2.559%, 2/25/30	1,000,000	911,239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30(k)	500,000	515,735
2.048%, 7/17/30	460,000	403,620
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	443,735
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	410,914
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)	600,000	630,418
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)	200,000	210,170
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)(x)	290,000	304,272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35(k)	1,000,000	1,048,240
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)	205,000	214,506
Mizuho Financial Group, Inc.
2.839%, 9/13/26	850,000	826,481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	474,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	$750,000	$713,360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)	500,000	520,189
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29(k)	1,000,000	992,044
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	474,367
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)	300,000	310,674
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30(k)	750,000	704,245
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31(k)	500,000	526,621
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31(k)	500,000	438,700
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31(k)	300,000	258,757
2.564%, 9/13/31	310,000	265,294
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	750,000	641,330
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.594%, 7/10/35(k)	1,000,000	1,054,105
Morgan Stanley Bank NA
4.754%, 4/21/26	360,000	363,249
National Australia Bank Ltd.
4.966%, 1/12/26	250,000	252,694
3.375%, 1/14/26	750,000	742,211
2.500%, 7/12/26	1,500,000	1,458,538
3.905%, 6/9/27	500,000	498,582
4.944%, 1/12/28	300,000	307,611
4.900%, 6/13/28	500,000	512,890
National Bank of Canada
(SOFR + 1.04%), 5.600%, 7/2/27(k)(x)	400,000	407,786
NatWest Group plc
4.800%, 4/5/26	1,750,000	1,756,082
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)	200,000	203,519
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	1,000,155
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	285,006
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	206,474
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29(k)	730,000	764,022
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	743,508
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	200,000	216,398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	1,000,000	1,061,418
Oesterreichische Kontrollbank AG
4.125%, 1/20/26	235,000	235,302
0.500%, 2/2/26(x)	935,000	892,606
3.625%, 9/9/27	409,000	407,806
4.250%, 3/1/28	545,000	554,593
4.125%, 1/18/29	1,000,000	1,014,471
PNC Bank NA
3.100%, 10/25/27	500,000	483,676
2.700%, 10/22/29	395,000	361,533
PNC Financial Services Group, Inc. (The)
2.600%, 7/23/26	350,000	339,491
1.150%, 8/13/26	500,000	473,449
(United States SOFR Compounded Index + 1.09%), 4.758%, 1/26/27(k)	225,000	225,700
3.150%, 5/19/27	750,000	730,427
(United States SOFR Compounded Index + 1.73%), 6.615%, 10/20/27(k)	355,000	370,531
3.450%, 4/23/29	750,000	726,978
(SOFR + 1.84%), 5.582%, 6/12/29(k)	440,000	457,310
2.550%, 1/22/30(x)	750,000	688,023
(SOFR + 1.20%), 5.492%, 5/14/30(k)	250,000	261,323
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	868,737
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	490,359
(SOFR + 1.93%), 5.068%, 1/24/34(k)	210,000	212,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.95%), 5.939%, 8/18/34(k)	$750,000	$805,480
(SOFR + 2.28%), 6.875%, 10/20/34(k)	400,000	458,102
(SOFR + 1.90%), 5.676%, 1/22/35(k)	1,000,000	1,058,409
(SOFR + 1.60%), 5.401%, 7/23/35(k)	2,000,000	2,081,041
Regions Financial Corp.
1.800%, 8/12/28	500,000	450,938
(SOFR + 1.49%), 5.722%, 6/6/30(k)	180,000	185,987
(SOFR + 2.06%), 5.502%, 9/6/35(k)	165,000	167,943
Royal Bank of Canada
4.875%, 1/12/26(x)	500,000	505,217
0.875%, 1/20/26(x)	750,000	718,549
1.200%, 4/27/26	750,000	716,551
1.150%, 7/14/26(x)	750,000	711,896
5.200%, 7/20/26(x)	500,000	509,372
1.400%, 11/2/26(x)	500,000	474,089
2.050%, 1/21/27	500,000	477,842
3.625%, 5/4/27	500,000	494,212
4.240%, 8/3/27	500,000	503,347
4.900%, 1/12/28	500,000	511,708
5.200%, 8/1/28	500,000	518,218
(SOFR + 1.10%), 4.969%, 8/2/30(k)	280,000	286,451
2.300%, 11/3/31	500,000	436,068
5.000%, 5/2/33(x)	500,000	515,215
5.150%, 2/1/34	3,000,000	3,114,160
Santander Holdings USA, Inc.
4.400%, 7/13/27	485,000	483,581
(SOFR + 1.25%), 2.490%, 1/6/28(k)	260,000	246,315
(SOFR + 2.36%), 6.499%, 3/9/29(k)	125,000	130,537
(SOFR + 2.70%), 6.565%, 6/12/29(k)	500,000	523,985
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.673%, 6/14/27(k)	1,000,000	950,852
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	475,780
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	732,289
(SOFR + 2.60%), 6.534%, 1/10/29(k)	235,000	248,657
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	443,066
Sumitomo Mitsui Financial Group, Inc.
0.948%, 1/12/26	500,000	478,531
5.464%, 1/13/26	500,000	507,153
1.402%, 9/17/26	1,000,000	947,437
3.010%, 10/19/26	1,000,000	974,853
2.174%, 1/14/27	220,000	209,894
3.364%, 7/12/27	750,000	735,000
3.352%, 10/18/27	750,000	732,982
5.800%, 7/13/28	500,000	525,787
4.306%, 10/16/28	750,000	748,466
2.472%, 1/14/29	500,000	462,773
3.040%, 7/16/29	1,000,000	939,466
3.202%, 9/17/29	350,000	329,430
2.724%, 9/27/29	350,000	323,196
5.710%, 1/13/30	320,000	338,990
2.750%, 1/15/30	400,000	367,611
2.130%, 7/8/30	750,000	659,094
5.852%, 7/13/30	500,000	532,959
1.710%, 1/12/31	500,000	420,958
2.222%, 9/17/31	1,000,000	861,660
5.766%, 1/13/33	1,500,000	1,613,231
5.776%, 7/13/33	500,000	537,566
5.808%, 9/14/33(x)	200,000	216,287
Synovus Bank
5.625%, 2/15/28	250,000	251,250
Toronto-Dominion Bank (The)
0.750%, 1/6/26	1,000,000	958,207
1.200%, 6/3/26(x)	1,025,000	977,698
5.532%, 7/17/26(x)	400,000	409,712
1.250%, 9/10/26(x)	750,000	710,932
5.264%, 12/11/26	260,000	266,332
1.950%, 1/12/27(x)	500,000	478,635
2.800%, 3/10/27	500,000	484,904
4.108%, 6/8/27(x)	500,000	499,551
4.693%, 9/15/27(x)	400,000	405,936
5.523%, 7/17/28(x)	400,000	417,786
2.000%, 9/10/31(x)	500,000	432,483
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	1,000,000	980,677
2.450%, 1/12/32(x)	500,000	436,407
3.200%, 3/10/32(x)	500,000	457,304
4.456%, 6/8/32(x)	265,000	262,077
Truist Bank
4.050%, 11/3/25	185,000	184,451
3.800%, 10/30/26	300,000	296,845
2.250%, 3/11/30	535,000	471,889
Truist Financial Corp.
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	910,614
(SOFR + 2.05%), 6.047%, 6/8/27(k)	115,000	117,945
(SOFR + 1.37%), 4.123%, 6/6/28(k)	315,000	311,835
(SOFR + 1.44%), 4.873%, 1/26/29(k)	205,000	207,190
3.875%, 3/19/29	750,000	729,852
(SOFR + 0.86%), 1.887%, 6/7/29(k)(x)	375,000	342,596
1.950%, 6/5/30	335,000	292,960
(SOFR + 2.24%), 4.916%, 7/28/33(k)	500,000	489,376
(SOFR + 1.85%), 5.122%, 1/26/34(k)	205,000	206,378
(SOFR + 2.36%), 5.867%, 6/8/34(k)(x)	500,000	531,818
(SOFR + 1.92%), 5.711%, 1/24/35(k)	2,000,000	2,104,307
US Bancorp
3.950%, 11/17/25	500,000	498,099
3.100%, 4/27/26	1,415,000	1,389,655
(SOFR + 0.73%), 2.215%, 1/27/28(k)	400,000	382,030
3.900%, 4/26/28	650,000	642,758
(SOFR + 1.66%), 4.548%, 7/22/28(k)	500,000	503,200
(SOFR + 1.23%), 4.653%, 2/1/29(k)	500,000	503,669
(SOFR + 2.02%), 5.775%, 6/12/29(k)(x)	500,000	522,821
1.375%, 7/22/30	600,000	511,885
(SOFR + 1.25%), 5.100%, 7/23/30(k)	415,000	426,961
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	349,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.11%), 4.967%, 7/22/33(k)	$350,000	$347,466
(SOFR + 1.60%), 4.839%, 2/1/34(k)	500,000	498,251
(SOFR + 2.26%), 5.836%, 6/12/34(k)	750,000	799,765
(SOFR + 1.86%), 5.678%, 1/23/35(k)	2,000,000	2,112,702
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	842,088
Webster Financial Corp.
4.100%, 3/25/29	500,000	482,588
Wells Fargo & Co.
3.000%, 4/22/26	4,000,000	3,930,909
3.000%, 10/23/26	1,500,000	1,465,106
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)	1,110,000	1,089,828
(SOFR + 1.51%), 3.526%, 3/24/28(k)	710,000	696,071
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)	8,035,000	7,864,372
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	958,643
(SOFR + 1.98%), 4.808%, 7/25/28(k)	665,000	672,495
(SOFR + 1.74%), 5.574%, 7/25/29(k)	435,000	452,057
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,157,400
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	2,625,000	2,378,390
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	1,950,451
(SOFR + 2.10%), 4.897%, 7/25/33(k)	625,000	630,237
(SOFR + 2.02%), 5.389%, 4/24/34(k)	325,000	336,439
(SOFR + 1.99%), 5.557%, 7/25/34(k)	600,000	627,488
(SOFR + 2.06%), 6.491%, 10/23/34(k)	1,430,000	1,597,555
(SOFR + 1.78%), 5.499%, 1/23/35(k)	2,000,000	2,089,302
Wells Fargo Bank NA
5.450%, 8/7/26	1,250,000	1,281,475
5.254%, 12/11/26	600,000	614,454
Westpac Banking Corp.
2.850%, 5/13/26	750,000	735,172
1.150%, 6/3/26	500,000	476,282
3.350%, 3/8/27	1,250,000	1,230,370
4.043%, 8/26/27	1,500,000	1,503,840
1.953%, 11/20/28	500,000	459,780
5.050%, 4/16/29	500,000	518,741
2.650%, 1/16/30	350,000	324,706
2.150%, 6/3/31	500,000	439,005
6.820%, 11/17/33	1,250,000	1,411,093
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,736,687
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	240,016
Zions Bancorp NA
3.250%, 10/29/29	500,000	445,000

		396,386,594

Capital Markets (2.7%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	194,569
5.500%, 8/20/34	250,000	253,108
Ameriprise Financial, Inc.
2.875%, 9/15/26(x)	500,000	488,774
4.500%, 5/13/32(x)	90,000	89,802
Apollo Debt Solutions BDC
6.700%, 7/29/31§	400,000	410,799
Ares Capital Corp.
2.150%, 7/15/26	285,000	270,853
7.000%, 1/15/27	110,000	114,435
2.875%, 6/15/27	500,000	473,449
2.875%, 6/15/28	500,000	460,521
5.950%, 7/15/29	315,000	322,807
3.200%, 11/15/31	500,000	432,926
Ares Strategic Income Fund
6.350%, 8/15/29§	500,000	508,367
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	385,137
2.550%, 10/13/26(x)	500,000	471,807
Bank of New York Mellon Corp. (The)
0.750%, 1/28/26	500,000	477,367
2.800%, 5/4/26	750,000	734,170
1.050%, 10/15/26	1,000,000	942,693
2.050%, 1/26/27	400,000	382,862
(SOFR + 1.03%), 4.947%, 4/26/27(k)	230,000	232,101
3.250%, 5/16/27	700,000	686,234
3.850%, 4/28/28	850,000	844,011
(SOFR + 1.15%), 3.992%, 6/13/28(k)	500,000	496,929
(SOFR + 1.17%), 4.543%, 2/1/29(k)	250,000	252,430
3.850%, 4/26/29	500,000	495,158
(SOFR + 1.76%), 4.596%, 7/26/30(k)	145,000	146,741
1.650%, 1/28/31(x)	500,000	428,576
1.800%, 7/28/31	750,000	634,960
2.500%, 1/26/32	200,000	176,194
(SOFR + 1.23%), 5.060%, 7/22/32(k)	300,000	308,214
(SOFR + 1.42%), 4.289%, 6/13/33(k)	500,000	489,421
(SOFR + 1.85%), 6.474%, 10/25/34(k)	1,000,000	1,125,702
(SOFR + 1.42%), 5.188%, 3/14/35(k)	1,000,000	1,035,486
Series J
1.900%, 1/25/29	500,000	457,196
(SOFR + 1.61%), 4.967%, 4/26/34(k)	350,000	357,012
BGC Group, Inc.
8.000%, 5/25/28	500,000	538,689
6.600%, 6/10/29	185,000	191,118
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	1,038,989
BlackRock TCP Capital Corp.
6.950%, 5/30/29	235,000	239,247
BlackRock, Inc.
3.200%, 3/15/27(x)	347,000	341,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 4/30/29(x)	$445,000	$431,969
4.750%, 5/25/33	900,000	921,750
Blackstone Private Credit Fund
2.625%, 12/15/26	1,000,000	945,875
3.250%, 3/15/27	500,000	476,631
4.000%, 1/15/29	250,000	237,456
Blackstone Secured Lending Fund
3.625%, 1/15/26	250,000	244,928
2.125%, 2/15/27	500,000	465,917
2.850%, 9/30/28	500,000	456,120
Blue Owl Capital Corp.
4.250%, 1/15/26	250,000	247,337
3.400%, 7/15/26(x)	500,000	483,719
2.875%, 6/11/28	750,000	687,262
Blue Owl Credit Income Corp.
4.700%, 2/8/27	300,000	294,239
7.950%, 6/13/28	500,000	534,151
6.600%, 9/15/29§	185,000	189,417
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	492,676
4.350%, 4/15/30	2,000,000	1,978,830
2.724%, 4/15/31	230,000	205,266
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	642,189
3.000%, 3/16/32	500,000	452,334
Charles Schwab Corp. (The)
1.150%, 5/13/26	375,000	357,079
5.875%, 8/24/26	335,000	344,769
3.200%, 3/2/27	500,000	488,450
2.450%, 3/3/27	210,000	201,333
3.300%, 4/1/27	455,000	445,307
2.000%, 3/20/28	1,200,000	1,116,831
(SOFR + 2.21%), 5.643%, 5/19/29(k)	500,000	521,347
3.250%, 5/22/29	500,000	479,237
(SOFR + 1.88%), 6.196%, 11/17/29(k)	280,000	299,064
2.300%, 5/13/31	750,000	658,478
2.900%, 3/3/32	280,000	251,075
(SOFR + 2.50%), 5.853%, 5/19/34(k)	250,000	267,786
(SOFR + 2.01%), 6.136%, 8/24/34(k)(x)	500,000	546,681
CI Financial Corp.
3.200%, 12/17/30	565,000	477,480
CME Group, Inc.
3.750%, 6/15/28(x)	350,000	347,165
2.650%, 3/15/32	355,000	320,085
Deutsche Bank AG
4.100%, 1/13/26	1,000,000	988,287
1.686%, 3/19/26	180,000	173,506
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	1,021,177
(SOFR + 2.52%), 7.146%, 7/13/27(k)	495,000	515,186
5.371%, 9/9/27	500,000	514,260
(SOFR + 1.22%), 2.311%, 11/16/27(k)	510,000	484,844
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,000,000	951,419
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	158,674
5.414%, 5/10/29	280,000	290,717
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	2,189,085
(SOFR + 3.65%), 7.079%, 2/10/34(k)	225,000	242,068
(SOFR + 2.05%), 5.403%, 9/11/35(k)	220,000	220,340
Eaton Vance Corp.
3.500%, 4/6/27	250,000	245,713
Franklin Resources, Inc.
1.600%, 10/30/30(x)	600,000	507,801
FS KKR Capital Corp.
3.400%, 1/15/26(x)	500,000	487,325
2.625%, 1/15/27	500,000	470,280
3.250%, 7/15/27	500,000	473,152
3.125%, 10/12/28	300,000	271,960
Goldman Sachs BDC, Inc.
2.875%, 1/15/26	250,000	243,834
Goldman Sachs Group, Inc. (The)
3.750%, 2/25/26	580,000	576,425
3.500%, 11/16/26	1,815,000	1,786,720
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	957,897
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	956,675
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,182,529
(SOFR + 0.91%), 1.948%, 10/21/27(k)	1,060,000	1,010,487
(SOFR + 1.11%), 2.640%, 2/24/28(k)	455,000	436,798
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,000,000	982,948
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)	1,000,000	983,339
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)(x)	2,000,000	1,988,805
2.600%, 2/7/30	6,515,000	5,960,787
(SOFR + 1.27%), 5.727%, 4/25/30(k)	300,000	314,624
(SOFR + 1.21%), 5.049%, 7/23/30(k)	345,000	352,826
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	486,032
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	943,647
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,851,842
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	630,621
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,000,000	898,482
(SOFR + 1.95%), 6.561%, 10/24/34(k)	3,000,000	3,375,026
(SOFR + 1.55%), 5.851%, 4/25/35(k)	1,000,000	1,074,677
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	461,210
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	318,767
HPS Corporate Lending Fund
6.250%, 9/30/29§	500,000	508,596
Intercontinental Exchange, Inc.
3.750%, 12/1/25	610,000	606,202
4.000%, 9/15/27(x)	600,000	600,464
3.750%, 9/21/28	535,000	527,998
4.350%, 6/15/29(x)	250,000	251,882
5.250%, 6/15/31	275,000	288,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Jefferies Financial Group, Inc.
4.850%, 1/15/27	$665,000	$673,317
5.875%, 7/21/28	270,000	281,106
2.625%, 10/15/31	1,500,000	1,296,585
Lazard Group LLC
4.500%, 9/19/28	350,000	347,663
4.375%, 3/11/29	500,000	494,656
Legg Mason, Inc.
4.750%, 3/15/26	250,000	251,640
Main Street Capital Corp.
3.000%, 7/14/26	325,000	311,378
6.500%, 6/4/27	65,000	66,491
Moody’s Corp.
2.000%, 8/19/31	1,250,000	1,075,497
4.250%, 8/8/32	250,000	245,567
Morgan Stanley
3.125%, 7/27/26	3,000,000	2,946,486
(SOFR + 1.77%), 6.138%, 10/16/26(k)	1,000,000	1,014,748
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,631,274
3.625%, 1/20/27	4,000,000	3,960,991
(SOFR + 1.30%), 5.050%, 1/28/27(k)	300,000	302,459
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,624,555
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,901,834
(SOFR + 1.00%), 2.475%, 1/21/28(k)	1,035,000	992,924
(SOFR + 1.61%), 4.210%, 4/20/28(k)	870,000	866,538
(SOFR + 2.24%), 6.296%, 10/18/28(k)	1,000,000	1,056,335
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)(x)	1,800,000	1,767,938
(SOFR + 1.73%), 5.123%, 2/1/29(k)	500,000	511,941
(SOFR + 1.59%), 5.164%, 4/20/29(k)(x)	765,000	785,143
(SOFR + 1.63%), 5.449%, 7/20/29(k)	430,000	446,012
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	950,000	950,914
(SOFR + 1.26%), 5.656%, 4/18/30(k)	665,000	699,764
(SOFR + 1.22%), 5.042%, 7/19/30(k)	225,000	230,874
(SOFR + 1.14%), 2.699%, 1/22/31(k)	4,140,000	3,786,276
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,921,692
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,715,470
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	807,614
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	731,766
(SOFR + 2.08%), 4.889%, 7/20/33(k)	750,000	759,704
(SOFR + 2.56%), 6.342%, 10/18/33(k)	925,000	1,025,760
(SOFR + 1.87%), 5.250%, 4/21/34(k)	910,000	940,160
(SOFR + 1.88%), 5.424%, 7/21/34(k)(x)	560,000	584,286
(SOFR + 1.73%), 5.466%, 1/18/35(k)	2,000,000	2,086,953
(SOFR + 1.58%), 5.831%, 4/19/35(k)	1,500,000	1,605,521
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	1,042,037
(SOFR + 2.62%), 5.297%, 4/20/37(k)	785,000	788,222
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	500,000	524,155
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39(k)	3,000,000	3,137,619
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29§	115,000	116,282
Nasdaq, Inc.
3.850%, 6/30/26	145,000	143,956
5.350%, 6/28/28	225,000	233,482
1.650%, 1/15/31	750,000	635,141
5.550%, 2/15/34	2,000,000	2,106,402
Nomura Holdings, Inc.
5.709%, 1/9/26	200,000	202,644
2.329%, 1/22/27	500,000	475,779
5.386%, 7/6/27	500,000	510,507
5.842%, 1/18/28	200,000	207,581
6.070%, 7/12/28	500,000	524,845
2.710%, 1/22/29(x)	500,000	462,270
3.103%, 1/16/30	750,000	692,781
2.679%, 7/16/30	1,000,000	893,255
2.608%, 7/14/31	685,000	594,659
2.999%, 1/22/32	500,000	437,951
6.181%, 1/18/33	200,000	215,659
6.087%, 7/12/33	500,000	536,511
Northern Trust Corp.
4.000%, 5/10/27	335,000	335,166
3.650%, 8/3/28	500,000	494,331
3.150%, 5/3/29	500,000	482,388
1.950%, 5/1/30	560,000	499,217
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	455,367
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	500,000	468,446
7.100%, 2/15/29	500,000	519,820
Oaktree Strategic Credit Fund
6.500%, 7/23/29§	120,000	121,762
Prospect Capital Corp.
3.706%, 1/22/26	250,000	242,478
3.364%, 11/15/26	270,000	252,646
3.437%, 10/15/28	500,000	440,882
S&P Global, Inc.
2.450%, 3/1/27	235,000	226,705
2.700%, 3/1/29	500,000	472,145
1.250%, 8/15/30	975,000	829,152
2.900%, 3/1/32	350,000	317,490
5.250%, 9/15/33	635,000	669,944
Sixth Street Lending Partners
6.500%, 3/11/29§	355,000	363,690
Sixth Street Specialty Lending, Inc.
2.500%, 8/1/26	310,000	295,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.950%, 8/14/28(x)	$355,000	$373,034
Stifel Financial Corp.
4.000%, 5/15/30	500,000	479,614
UBS AG
1.250%, 8/7/26	600,000	569,337
5.000%, 7/9/27	500,000	510,386
7.500%, 2/15/28	400,000	439,516
5.650%, 9/11/28	500,000	524,036
UBS Group AG
4.550%, 4/17/26	2,000,000	2,004,680

		146,774,222

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
4.450%, 10/1/25	350,000	349,192
1.750%, 1/30/26	655,000	631,246
4.450%, 4/3/26	500,000	498,783
2.450%, 10/29/26	795,000	762,559
3.650%, 7/21/27	1,000,000	978,658
4.625%, 10/15/27	500,000	502,270
3.875%, 1/23/28	500,000	491,666
5.750%, 6/6/28(x)	210,000	218,650
3.000%, 10/29/28	390,000	368,135
6.150%, 9/30/30	365,000	392,119
4.950%, 9/10/34	335,000	332,921
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55(k)	2,000,000	2,066,398
Ally Financial, Inc.
4.750%, 6/9/27	500,000	499,090
2.200%, 11/2/28	250,000	224,571
(SOFR + 3.26%), 6.992%, 6/13/29(k)	625,000	660,522
(SOFR + 2.29%), 6.184%, 7/26/35(k)	1,000,000	1,021,211
American Express Co.
4.200%, 11/6/25	1,075,000	1,074,890
4.900%, 2/13/26	170,000	171,303
3.125%, 5/20/26	500,000	491,719
1.650%, 11/4/26	1,460,000	1,387,833
2.550%, 3/4/27	335,000	322,725
3.300%, 5/3/27	1,150,000	1,125,956
(SOFR + 0.97%), 5.389%, 7/28/27(k)	500,000	509,740
(SOFR + 0.93%), 5.043%, 7/26/28(k)	375,000	383,197
4.050%, 5/3/29	335,000	334,975
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29(k)	500,000	517,037
(United States SOFR Compounded Index + 1.09%), 5.532%, 4/25/30(k)	500,000	522,868
(SOFR + 1.94%), 6.489%, 10/30/31(k)	335,000	369,046
(SOFR + 2.26%), 4.989%, 5/26/33(k)	265,000	266,982
(SOFR + 1.84%), 5.043%, 5/1/34(k)	750,000	766,346
(SOFR + 1.42%), 5.284%, 7/26/35(k)	1,500,000	1,560,987
American Honda Finance Corp.
5.250%, 7/7/26	300,000	305,859
1.300%, 9/9/26	415,000	393,425
2.300%, 9/9/26	720,000	695,851
2.350%, 1/8/27	500,000	480,832
4.700%, 1/12/28	350,000	355,655
5.125%, 7/7/28	500,000	516,172
4.600%, 4/17/30	500,000	505,451
5.850%, 10/4/30	440,000	474,181
1.800%, 1/13/31	350,000	299,357
5.050%, 7/10/31	500,000	513,345
4.900%, 1/10/34	1,000,000	1,013,378
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	277,098
Capital One Financial Corp.
4.200%, 10/29/25	750,000	744,923
3.750%, 3/9/27	1,150,000	1,135,788
3.650%, 5/11/27	500,000	491,238
3.800%, 1/31/28(x)	1,000,000	977,616
(SOFR + 2.06%), 4.927%, 5/10/28(k)	500,000	505,180
(SOFR + 2.64%), 6.312%, 6/8/29(k)	335,000	352,059
(SOFR + 1.79%), 3.273%, 3/1/30(k)	500,000	469,186
(SOFR + 2.60%), 5.247%, 7/26/30(k)	500,000	508,109
(SOFR + 1.56%), 5.463%, 7/26/30(k)	200,000	205,114
(SOFR + 3.07%), 7.624%, 10/30/31(k)	715,000	811,285
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	816,150
(SOFR + 1.27%), 2.618%, 11/2/32(k)	1,000,000	850,207
(SOFR + 2.37%), 5.268%, 5/10/33(k)(x)	500,000	502,497
(SOFR + 2.60%), 5.817%, 2/1/34(k)	500,000	518,260
(SOFR + 2.86%), 6.377%, 6/8/34(k)	335,000	361,588
Caterpillar Financial Services Corp.
0.800%, 11/13/25	350,000	337,366
4.800%, 1/6/26	250,000	252,307
2.400%, 8/9/26	250,000	243,086
1.150%, 9/14/26	400,000	379,658
1.700%, 1/8/27	355,000	338,290
3.600%, 8/12/27	500,000	497,214
Discover Financial Services
4.500%, 1/30/26	500,000	499,212
4.100%, 2/9/27	565,000	560,274
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34(k)	1,000,000	1,171,936
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	2,033,900
6.050%, 3/5/31(x)	3,000,000	3,077,910
7.122%, 11/7/33	2,805,000	3,029,961
6.125%, 3/8/34	3,000,000	3,040,260
General Motors Financial Co., Inc.
6.050%, 10/10/25	500,000	506,015
1.250%, 1/8/26	750,000	719,444
5.250%, 3/1/26	700,000	704,587
5.400%, 4/6/26	185,000	187,250
1.500%, 6/10/26	750,000	713,153
4.000%, 10/6/26	750,000	744,146
4.350%, 1/17/27	835,000	831,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.350%, 2/26/27	$500,000	$475,612
5.000%, 4/9/27	450,000	454,956
3.850%, 1/5/28	500,000	489,219
6.000%, 1/9/28	200,000	208,053
2.400%, 4/10/28	600,000	554,797
5.800%, 6/23/28	500,000	517,764
2.400%, 10/15/28	500,000	457,340
5.650%, 1/17/29	350,000	360,349
4.300%, 4/6/29	500,000	489,631
5.850%, 4/6/30	295,000	307,347
2.350%, 1/8/31	500,000	426,599
2.700%, 6/10/31	750,000	645,908
5.600%, 6/18/31	155,000	158,692
6.400%, 1/9/33	700,000	745,385
6.100%, 1/7/34	1,000,000	1,036,481
5.450%, 9/6/34(x)	220,000	218,136
John Deere Capital Corp.
0.700%, 1/15/26	500,000	479,232
5.050%, 3/3/26	300,000	304,349
4.750%, 6/8/26	215,000	217,841
2.650%, 6/10/26	500,000	489,297
5.150%, 9/8/26	500,000	511,977
2.350%, 3/8/27	250,000	240,366
1.750%, 3/9/27	175,000	165,833
2.800%, 9/8/27(x)	400,000	387,079
3.050%, 1/6/28	500,000	485,343
4.750%, 1/20/28(x)	530,000	541,562
4.900%, 3/3/28	300,000	308,597
4.950%, 7/14/28(x)	785,000	809,633
3.450%, 3/7/29	270,000	263,523
4.850%, 6/11/29	500,000	515,277
2.800%, 7/18/29	325,000	307,220
4.850%, 10/11/29	500,000	517,887
2.450%, 1/9/30	290,000	268,289
4.700%, 6/10/30	415,000	426,951
4.350%, 9/15/32	375,000	376,747
Series I
5.150%, 9/8/33	500,000	526,313
Series MTN1
5.050%, 6/12/34	1,000,000	1,041,173
PACCAR Financial Corp.
4.950%, 10/3/25	250,000	251,462
4.450%, 3/30/26(x)	100,000	100,667
1.100%, 5/11/26	350,000	333,897
5.050%, 8/10/26	220,000	224,486
2.000%, 2/4/27	350,000	333,898
4.600%, 1/10/28	100,000	101,616
4.950%, 8/10/28(x)	500,000	517,056
Synchrony Financial
3.700%, 8/4/26(x)	500,000	490,843
3.950%, 12/1/27	1,500,000	1,454,875
5.150%, 3/19/29	250,000	249,443
2.875%, 10/28/31	250,000	211,958
Toyota Motor Credit Corp.
0.800%, 1/9/26	500,000	479,391
5.000%, 8/14/26	1,000,000	1,017,089
1.150%, 8/13/27	590,000	544,634
3.050%, 1/11/28	500,000	484,538
4.625%, 1/12/28(x)	320,000	325,522
1.900%, 4/6/28	600,000	558,588
5.250%, 9/11/28	750,000	779,272
3.650%, 1/8/29(x)	500,000	492,739
5.050%, 5/16/29	500,000	518,502
4.450%, 6/29/29	500,000	506,618
2.150%, 2/13/30	500,000	451,060
4.550%, 5/17/30	750,000	761,649
1.650%, 1/10/31	550,000	470,407
2.400%, 1/13/32	500,000	436,813
4.700%, 1/12/33(x)	350,000	355,256
4.800%, 1/5/34	1,500,000	1,525,268

		85,459,276

Financial Services (0.6%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,378,425
Block Financial LLC
5.250%, 10/1/25	500,000	500,625
2.500%, 7/15/28	350,000	324,628
3.875%, 8/15/30	230,000	218,920
Corebridge Financial, Inc.
6.050%, 9/15/33	1,165,000	1,240,823
Fidelity National Information Services, Inc.
1.150%, 3/1/26	325,000	310,647
1.650%, 3/1/28	215,000	196,268
5.100%, 7/15/32	500,000	517,145
Fiserv, Inc.
3.200%, 7/1/26	250,000	245,776
2.250%, 6/1/27	1,000,000	950,390
5.375%, 8/21/28	500,000	518,748
4.200%, 10/1/28	465,000	462,869
3.500%, 7/1/29	890,000	860,147
2.650%, 6/1/30	1,500,000	1,364,191
5.600%, 3/2/33	225,000	237,361
5.625%, 8/21/33	500,000	528,160
5.150%, 8/12/34	500,000	512,250
Global Payments, Inc.
1.200%, 3/1/26	560,000	535,354
2.150%, 1/15/27	500,000	476,307
4.950%, 8/15/27(x)	315,000	320,438
4.450%, 6/1/28	500,000	497,244
5.300%, 8/15/29	300,000	307,697
2.900%, 5/15/30	235,000	213,696
2.900%, 11/15/31(x)	500,000	439,363
5.400%, 8/15/32(x)	500,000	512,863
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	284,420
5.670%, 6/8/32	250,000	259,662
Mastercard, Inc.
2.950%, 11/21/26	1,150,000	1,125,988
3.500%, 2/26/28	140,000	138,114
4.875%, 3/9/28	355,000	366,050
2.950%, 6/1/29	700,000	669,418
2.000%, 11/18/31	500,000	429,666
National Rural Utilities Cooperative Finance Corp.
3.250%, 11/1/25	250,000	247,240
1.000%, 6/15/26	500,000	474,015
3.050%, 4/25/27	350,000	340,993
3.400%, 2/7/28	500,000	488,832
4.800%, 3/15/28	145,000	148,293
5.050%, 9/15/28	1,250,000	1,287,351
3.900%, 11/1/28	250,000	247,058
5.150%, 6/15/29	500,000	520,806
5.800%, 1/15/33	165,000	179,167
5.000%, 8/15/34	600,000	614,272
ORIX Corp.
3.700%, 7/18/27	400,000	392,830
5.000%, 9/13/27	200,000	203,913
2.250%, 3/9/31	350,000	301,765
4.000%, 4/13/32	250,000	237,781
5.200%, 9/13/32	200,000	204,965
PayPal Holdings, Inc.
2.650%, 10/1/26	335,000	326,333
3.900%, 6/1/27	180,000	179,830
2.300%, 6/1/30	1,000,000	904,285
4.400%, 6/1/32(x)	500,000	500,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Shell International Finance BV
2.875%, 5/10/26	$1,250,000	$1,226,198
2.500%, 9/12/26(x)	1,000,000	970,535
2.750%, 4/6/30	415,000	385,925
Synchrony Bank
5.625%, 8/23/27	250,000	254,269
Visa, Inc.
3.150%, 12/14/25	2,450,000	2,424,639
0.750%, 8/15/27	465,000	428,349
2.750%, 9/15/27	300,000	291,200
Voya Financial, Inc.
3.650%, 6/15/26	625,000	617,157
5.000%, 9/20/34	110,000	109,282
Western Union Co. (The)
1.350%, 3/15/26	350,000	333,880
2.750%, 3/15/31	350,000	304,882
Woodside Finance Ltd.
5.100%, 9/12/34	1,000,000	990,886

		33,081,203

Insurance (0.8%)
Aflac, Inc.
1.125%, 3/15/26	205,000	196,046
Alleghany Corp.
3.625%, 5/15/30	500,000	484,597
Allstate Corp. (The)
0.750%, 12/15/25	185,000	177,290
3.280%, 12/15/26	500,000	490,679
5.050%, 6/24/29	125,000	128,716
1.450%, 12/15/30	300,000	251,132
5.250%, 3/30/33	390,000	405,304
American International Group, Inc.
5.125%, 3/27/33	665,000	683,232
Aon Corp.
2.850%, 5/28/27	180,000	174,783
4.500%, 12/15/28	650,000	653,363
3.750%, 5/2/29	350,000	341,714
2.800%, 5/15/30	500,000	459,965
2.050%, 8/23/31(x)	750,000	638,642
2.600%, 12/2/31(x)	355,000	313,004
5.000%, 9/12/32(x)	500,000	510,951
Aon Global Ltd.
3.875%, 12/15/25	600,000	596,427
Aon North America, Inc.
5.450%, 3/1/34	750,000	786,949
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	496,663
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	328,464
Assurant, Inc.
4.900%, 3/27/28	250,000	251,682
2.650%, 1/15/32	500,000	429,494
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	196,143
Athene Holding Ltd.
4.125%, 1/12/28	750,000	739,312
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	242,374
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	190,500
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	491,539
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	483,357
1.850%, 3/12/30	165,000	147,817
1.450%, 10/15/30	395,000	340,789
2.875%, 3/15/32	500,000	460,487
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,955,336
5.625%, 5/15/30	145,000	150,065
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	301,036
4.200%, 3/17/32	325,000	309,941
Chubb INA Holdings LLC
3.350%, 5/3/26	410,000	405,181
4.650%, 8/15/29	400,000	409,005
1.375%, 9/15/30	1,665,000	1,425,306
CNA Financial Corp.
4.500%, 3/1/26	500,000	500,339
3.450%, 8/15/27	500,000	488,931
3.900%, 5/1/29	210,000	205,730
2.050%, 8/15/30	170,000	148,905
Enstar Group Ltd.
4.950%, 6/1/29	350,000	351,092
F&G Annuities & Life, Inc.
6.500%, 6/4/29	85,000	87,581
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	252,158
4.625%, 4/29/30	750,000	747,486
3.375%, 3/3/31(x)	355,000	322,793
5.625%, 8/16/32	250,000	258,364
6.000%, 12/7/33§	500,000	524,638
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	476,798
3.400%, 6/15/30	300,000	278,870
First American Financial Corp.
4.000%, 5/15/30	180,000	171,043
2.400%, 8/15/31	315,000	264,460
5.450%, 9/30/34	100,000	99,639
Globe Life, Inc.
4.550%, 9/15/28	500,000	499,167
2.150%, 8/15/30	500,000	430,878
4.800%, 6/15/32	150,000	148,373
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	751,117
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	497,825
Kemper Corp.
2.400%, 9/30/30(x)	500,000	433,150
3.800%, 2/23/32	500,000	452,303
Lincoln National Corp.
3.625%, 12/12/26	500,000	493,755
3.400%, 3/1/32	750,000	679,850
Loews Corp.
3.750%, 4/1/26	300,000	298,319
3.200%, 5/15/30	60,000	56,515
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	997,313
2.484%, 5/19/27	350,000	335,959
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	738,836
3.703%, 3/16/32(x)	500,000	475,072
Markel Group, Inc.
3.500%, 11/1/27	350,000	341,626
3.350%, 9/17/29	90,000	85,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	$700,000	$708,537
2.375%, 12/15/31(x)	340,000	297,570
5.400%, 9/15/33(x)	1,350,000	1,428,782
Mercury General Corp.
4.400%, 3/15/27	300,000	296,637
MetLife, Inc.
3.600%, 11/13/25	1,300,000	1,290,830
5.375%, 7/15/33	200,000	212,435
Old Republic International Corp.
3.875%, 8/26/26	500,000	494,712
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	338,925
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	341,218
3.700%, 5/15/29	375,000	365,400
2.125%, 6/15/30	750,000	661,358
5.375%, 3/15/33	140,000	145,700
Progressive Corp. (The)
2.500%, 3/15/27	290,000	279,400
3.000%, 3/15/32	350,000	319,764
Prudential Financial, Inc.
1.500%, 3/10/26(x)	250,000	240,924
3.878%, 3/27/28	650,000	644,341
2.100%, 3/10/30	235,000	211,895
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)(x)	1,075,000	1,058,875
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	172,812
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	362,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54(k)	750,000	798,989
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,410,075
3.625%, 3/24/32	500,000	467,055
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	170,625
3.150%, 6/15/30	175,000	162,236
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	195,000	190,706
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	485,178
Trinity Acquisition plc
4.400%, 3/15/26	250,000	249,129
Unum Group
4.000%, 6/15/29	180,000	176,242
Willis North America, Inc.
4.650%, 6/15/27	200,000	201,421
4.500%, 9/15/28	500,000	500,241
2.950%, 9/15/29	540,000	499,703
5.350%, 5/15/33	500,000	513,570

		45,638,899

Total Financials		707,340,194

Health Care (2.7%)
Biotechnology (0.4%)
AbbVie, Inc.
3.200%, 5/14/26	1,500,000	1,481,111
2.950%, 11/21/26	1,430,000	1,399,219
3.200%, 11/21/29	1,790,000	1,708,291
5.050%, 3/15/34	4,000,000	4,176,686
Amgen, Inc.
5.507%, 3/2/26	335,000	335,065
2.600%, 8/19/26	1,150,000	1,117,613
2.200%, 2/21/27(x)	705,000	674,705
3.200%, 11/2/27	1,250,000	1,217,757
5.150%, 3/2/28	800,000	823,823
1.650%, 8/15/28(x)	600,000	545,512
3.000%, 2/22/29	290,000	276,661
4.050%, 8/18/29	500,000	495,267
2.450%, 2/21/30	950,000	864,695
5.250%, 3/2/30	600,000	625,984
3.350%, 2/22/32	290,000	269,563
4.200%, 3/1/33(x)	500,000	484,120
5.250%, 3/2/33	730,000	758,351
Biogen, Inc.
2.250%, 5/1/30	735,000	656,471
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	216,409
1.650%, 10/1/30	2,790,000	2,403,172
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	732,048

		21,262,523

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
3.750%, 11/30/26	978,000	977,579
1.150%, 1/30/28	170,000	155,999
1.400%, 6/30/30	160,000	139,686
Baxter International, Inc.
2.600%, 8/15/26	500,000	483,989
1.915%, 2/1/27	500,000	473,186
2.272%, 12/1/28	500,000	459,414
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,448,132
4.693%, 2/13/28	375,000	379,507
2.823%, 5/20/30	355,000	326,876
1.957%, 2/11/31	665,000	572,121
4.298%, 8/22/32	105,000	103,218
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	293,140
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	749,304
Smith & Nephew plc
2.032%, 10/14/30	500,000	434,060
Solventum Corp.
5.600%, 3/23/34§	1,000,000	1,034,127
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	381,919
Stryker Corp.
3.500%, 3/15/26	375,000	370,758
3.650%, 3/7/28	600,000	590,931
1.950%, 6/15/30	500,000	440,488
4.625%, 9/11/34	500,000	502,073
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	436,031

		10,752,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	$250,000	$232,406
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	98,732
Series 2020
2.211%, 6/15/30(x)	150,000	133,825
Banner Health
2.338%, 1/1/30	190,000	173,094
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	43,331
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	125,694
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,223,813
Cencora, Inc.
3.450%, 12/15/27(x)	400,000	390,575
2.800%, 5/15/30(x)	750,000	687,329
2.700%, 3/15/31	600,000	537,564
Cigna Group (The)
4.125%, 11/15/25	525,000	523,477
4.500%, 2/25/26	1,000,000	1,002,038
1.250%, 3/15/26	500,000	478,505
5.685%, 3/15/26	500,000	498,855
4.375%, 10/15/28	1,340,000	1,345,946
2.400%, 3/15/30	2,350,000	2,128,632
2.375%, 3/15/31(x)	450,000	395,311
5.400%, 3/15/33	500,000	522,233
CommonSpirit Health
1.547%, 10/1/25	330,000	317,939
6.073%, 11/1/27	390,000	409,481
3.347%, 10/1/29	185,000	176,454
2.782%, 10/1/30	340,000	308,812
CVS Health Corp.
5.000%, 2/20/26	275,000	276,967
2.875%, 6/1/26	1,500,000	1,463,804
3.000%, 8/15/26	250,000	244,210
1.300%, 8/21/27	1,500,000	1,376,420
4.300%, 3/25/28	2,587,000	2,577,390
5.000%, 1/30/29(x)	180,000	183,873
5.400%, 6/1/29(x)	335,000	346,978
3.250%, 8/15/29	335,000	315,924
5.125%, 2/21/30	400,000	408,855
1.750%, 8/21/30	2,000,000	1,700,811
5.250%, 1/30/31	180,000	185,172
5.550%, 6/1/31	2,000,000	2,085,087
5.250%, 2/21/33	400,000	407,937
5.300%, 6/1/33	195,000	198,546
Elevance Health, Inc.
4.900%, 2/8/26	180,000	179,665
1.500%, 3/15/26	750,000	721,700
3.650%, 12/1/27	715,000	705,172
5.150%, 6/15/29	310,000	321,234
2.875%, 9/15/29	200,000	187,492
2.250%, 5/15/30	165,000	147,573
2.550%, 3/15/31(x)	750,000	670,792
4.100%, 5/15/32	1,000,000	973,118
4.750%, 2/15/33	500,000	504,696
HCA, Inc.
5.250%, 6/15/26	1,000,000	1,007,128
4.500%, 2/15/27	820,000	820,836
3.125%, 3/15/27	235,000	228,116
5.200%, 6/1/28(x)	2,500,000	2,561,734
3.375%, 3/15/29	335,000	319,463
4.125%, 6/15/29	525,000	516,492
2.375%, 7/15/31	750,000	649,275
3.625%, 3/15/32	500,000	461,755
5.450%, 9/15/34	1,000,000	1,022,694
Humana, Inc.
5.700%, 3/13/26	375,000	374,169
1.350%, 2/3/27	540,000	504,671
3.950%, 3/15/27	375,000	371,398
5.750%, 3/1/28	200,000	208,500
3.700%, 3/23/29	625,000	608,514
3.125%, 8/15/29	625,000	589,481
5.375%, 4/15/31	750,000	775,547
5.875%, 3/1/33	200,000	211,893
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	367,638
Laboratory Corp. of America Holdings
1.550%, 6/1/26	1,070,000	1,021,726
McKesson Corp.
0.900%, 12/3/25	295,000	283,803
1.300%, 8/15/26(x)	1,665,000	1,583,794
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	120,205
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	387,324
Quest Diagnostics, Inc.
3.450%, 6/1/26	775,000	764,739
6.400%, 11/30/33	140,000	156,094
Sutter Health
Series 20A
2.294%, 8/15/30	415,000	371,470
UnitedHealth Group, Inc.
3.700%, 12/15/25	200,000	198,993
1.250%, 1/15/26	265,000	255,776
3.100%, 3/15/26	500,000	493,283
1.150%, 5/15/26	750,000	716,637
3.450%, 1/15/27	750,000	742,420
3.700%, 5/15/27	350,000	348,492
2.950%, 10/15/27	1,000,000	972,279
5.250%, 2/15/28	715,000	741,919
3.875%, 12/15/28(x)	250,000	248,255
4.250%, 1/15/29	500,000	503,895
4.000%, 5/15/29	390,000	388,423
2.875%, 8/15/29(x)	770,000	730,794
2.000%, 5/15/30	395,000	351,765
2.300%, 5/15/31	750,000	665,519
4.950%, 1/15/32	500,000	515,352
4.200%, 5/15/32	315,000	311,748
4.500%, 4/15/33	500,000	501,039
5.150%, 7/15/34	2,000,000	2,079,865
Universal Health Services, Inc.
1.650%, 9/1/26	625,000	591,106
5.050%, 10/15/34	245,000	240,454

		55,823,935

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	162,779
2.100%, 6/4/30	290,000	256,064
2.300%, 3/12/31	750,000	655,842
4.750%, 9/9/34	300,000	298,583
Illumina, Inc.
2.550%, 3/23/31	225,000	194,587
Revvity, Inc.
3.300%, 9/15/29	625,000	589,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 3/15/31	$415,000	$363,338
2.250%, 9/15/31(x)	355,000	301,997
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	500,000	508,686
1.750%, 10/15/28(x)	890,000	815,490
4.977%, 8/10/30	500,000	518,050
5.086%, 8/10/33	700,000	730,527

		5,395,137

Pharmaceuticals (1.0%)
Astrazeneca Finance LLC
1.200%, 5/28/26	250,000	239,299
4.875%, 3/3/28	500,000	513,138
1.750%, 5/28/28	400,000	368,907
4.900%, 3/3/30	500,000	518,842
2.250%, 5/28/31	325,000	288,250
4.875%, 3/3/33	500,000	518,594
5.000%, 2/26/34	3,000,000	3,120,666
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,488,478
Bristol-Myers Squibb Co.
0.750%, 11/13/25	600,000	577,649
3.200%, 6/15/26	600,000	591,984
1.125%, 11/13/27	600,000	551,325
3.900%, 2/20/28	2,750,000	2,736,460
3.400%, 7/26/29	773,000	749,655
1.450%, 11/13/30	355,000	304,172
5.900%, 11/15/33	665,000	732,445
5.200%, 2/22/34	3,000,000	3,153,677
Eli Lilly and Co.
5.000%, 2/27/26	220,000	219,786
3.375%, 3/15/29	258,000	252,031
4.700%, 2/9/34	2,000,000	2,038,076
4.600%, 8/14/34	355,000	359,389
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	497,128
Johnson & Johnson
2.450%, 3/1/26	750,000	735,831
2.950%, 3/3/27	500,000	491,083
0.950%, 9/1/27	625,000	578,891
1.300%, 9/1/30(x)	705,000	612,968
4.900%, 6/1/31	2,315,000	2,428,038
Merck & Co., Inc.
0.750%, 2/24/26	440,000	421,160
1.700%, 6/10/27	600,000	567,508
4.050%, 5/17/28	250,000	251,988
1.900%, 12/10/28	300,000	276,055
3.400%, 3/7/29	750,000	731,690
4.300%, 5/17/30(x)	500,000	507,455
1.450%, 6/24/30	895,000	776,095
2.150%, 12/10/31	570,000	498,099
4.500%, 5/17/33	295,000	298,874
Novartis Capital Corp.
2.000%, 2/14/27	750,000	720,230
3.100%, 5/17/27	1,000,000	981,250
4.200%, 9/18/34	1,250,000	1,227,022
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	1,170,000	1,177,890
4.450%, 5/19/28	2,000,000	2,029,218
4.650%, 5/19/30	1,500,000	1,535,068
4.750%, 5/19/33	1,195,000	1,216,946
Pfizer, Inc.
2.750%, 6/3/26	1,000,000	980,592
3.600%, 9/15/28(x)	1,350,000	1,335,463
3.450%, 3/15/29	1,000,000	978,302
1.700%, 5/28/30	250,000	220,364
1.750%, 8/18/31	490,000	418,897
Royalty Pharma plc
1.750%, 9/2/27(x)	455,000	424,200
5.150%, 9/2/29	390,000	399,398
2.200%, 9/2/30(x)	415,000	363,772
Sanofi SA
3.625%, 6/19/28	750,000	742,742
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,411,632
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,024,688
2.050%, 3/31/30	470,000	417,045
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	453,000	448,547
Viatris, Inc.
2.300%, 6/22/27	375,000	352,986
2.700%, 6/22/30	885,000	785,735
Zoetis, Inc.
4.500%, 11/13/25	750,000	750,560
3.000%, 9/12/27(x)	500,000	483,845
3.900%, 8/20/28	350,000	346,679
2.000%, 5/15/30(x)	500,000	441,114

		51,209,871

Total Health Care		144,444,004

Industrials (1.9%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.600%, 10/30/25	650,000	631,827
2.750%, 2/1/26	600,000	581,806
2.196%, 2/4/26	1,250,000	1,204,369
3.100%, 5/1/26	500,000	484,377
2.250%, 6/15/26	300,000	286,046
2.700%, 2/1/27	365,000	345,820
5.040%, 5/1/27	1,500,000	1,503,540
3.250%, 2/1/28	600,000	567,587
3.450%, 11/1/28	300,000	282,462
3.200%, 3/1/29(x)	500,000	462,867
2.950%, 2/1/30	750,000	669,966
5.150%, 5/1/30	1,000,000	1,001,569
6.388%, 5/1/31§	190,000	202,198
6.528%, 5/1/34§	2,000,000	2,139,850
General Dynamics Corp.
1.150%, 6/1/26	415,000	396,886
2.125%, 8/15/26	750,000	725,548
3.750%, 5/15/28	805,000	798,356
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	916,575
L3Harris Technologies, Inc.
3.850%, 12/15/26	245,000	243,408
5.400%, 1/15/27	335,000	343,450
4.400%, 6/15/28	1,750,000	1,752,658
5.400%, 7/31/33	750,000	780,955
Leidos, Inc.
4.375%, 5/15/30	95,000	93,366
5.750%, 3/15/33	375,000	393,322
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	619,714
4.450%, 5/15/28	480,000	486,802
4.750%, 2/15/34	2,000,000	2,050,493
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,458,122
RTX Corp.
3.500%, 3/15/27	715,000	702,759
3.125%, 5/4/27	1,250,000	1,216,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 3/15/31	$625,000	$678,153
1.900%, 9/1/31(x)	1,520,000	1,287,629
2.375%, 3/15/32	750,000	643,242
5.150%, 2/27/33	290,000	300,947
Textron, Inc.
4.000%, 3/15/26	175,000	173,877
3.650%, 3/15/27	250,000	246,024

		26,672,993

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	495,360
FedEx Corp.
3.250%, 4/1/26	500,000	492,459
3.400%, 2/15/28	500,000	487,896
4.200%, 10/17/28(x)	500,000	500,249
3.100%, 8/5/29(x)	750,000	713,129
GXO Logistics, Inc.
6.250%, 5/6/29	155,000	163,207
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	728,488
3.400%, 3/15/29	310,000	302,668
2.500%, 9/1/29	150,000	139,561
4.875%, 3/3/33	290,000	298,972

		4,321,989

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27	830,000	801,283
2.722%, 2/15/30	1,570,000	1,448,248
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	350,000	329,921
4.000%, 3/25/32	500,000	473,288
5.875%, 6/1/33(x)	315,000	337,315
Johnson Controls International plc
5.500%, 4/19/29	250,000	261,189
1.750%, 9/15/30	265,000	229,493
2.000%, 9/16/31	585,000	497,816
Lennox International, Inc.
1.700%, 8/1/27	100,000	93,243
5.500%, 9/15/28	250,000	260,274
Masco Corp.
1.500%, 2/15/28	375,000	340,200
2.000%, 10/1/30	500,000	433,323
2.000%, 2/15/31(x)	500,000	430,144
Owens Corning
3.400%, 8/15/26	285,000	280,579
3.950%, 8/15/29	250,000	244,611
Trane Technologies Financing Ltd.
3.500%, 3/21/26	500,000	493,864
3.800%, 3/21/29	500,000	491,997
5.250%, 3/3/33	135,000	141,298

		7,588,086

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	595,955
4.000%, 5/1/32	500,000	488,467
RELX Capital, Inc.
4.000%, 3/18/29	750,000	743,691
3.000%, 5/22/30(x)	250,000	233,434
4.750%, 5/20/32	105,000	105,911
Republic Services, Inc.
0.875%, 11/15/25	200,000	192,320
3.375%, 11/15/27	275,000	269,314
3.950%, 5/15/28(x)	750,000	745,075
4.875%, 4/1/29	555,000	569,616
5.000%, 11/15/29	500,000	516,717
Waste Connections, Inc.
3.500%, 5/1/29	750,000	728,725
5.000%, 3/1/34	1,000,000	1,024,389
Waste Management, Inc.
0.750%, 11/15/25	135,000	129,890
3.150%, 11/15/27	750,000	732,602
1.150%, 3/15/28	195,000	177,016
4.875%, 2/15/29	500,000	516,361
2.000%, 6/1/29	250,000	228,540
4.625%, 2/15/30(x)	500,000	510,640
4.150%, 4/15/32(x)	1,000,000	988,511
4.625%, 2/15/33(x)	500,000	507,227
4.875%, 2/15/34(x)	2,000,000	2,063,084

		12,067,485

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30(x)	1,000,000	919,361
5.250%, 8/9/34	175,000	178,463

		1,097,824

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	487,527
4.350%, 5/18/28	310,000	313,591
Emerson Electric Co.
0.875%, 10/15/26(x)	665,000	625,576
1.800%, 10/15/27	235,000	220,624
2.000%, 12/21/28	600,000	554,319
2.200%, 12/21/31	600,000	525,890
Hubbell, Inc.
3.150%, 8/15/27	150,000	145,239
3.500%, 2/15/28	500,000	486,998
2.300%, 3/15/31	290,000	254,446
Regal Rexnord Corp.
6.400%, 4/15/33(x)	2,000,000	2,139,200
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	292,126
1.750%, 8/15/31	200,000	169,499

		6,215,035

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.250%, 6/15/27	400,000	393,279
Canadian National Railway Co.
3.850%, 8/5/32	500,000	480,809
4.375%, 9/18/34	260,000	257,615
Canadian Pacific Railway Co.
1.750%, 12/2/26(x)	290,000	275,886
2.875%, 11/15/29	310,000	290,609
2.050%, 3/5/30(x)	180,000	160,852
2.450%, 12/2/31	335,000	294,247
CSX Corp.
3.350%, 11/1/25	500,000	494,514
2.600%, 11/1/26	750,000	729,358
3.250%, 6/1/27	550,000	539,385
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	497,037
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	489,817
3.150%, 6/1/27	365,000	355,781
2.550%, 11/1/29	500,000	462,232
5.050%, 8/1/30	355,000	368,875
Ryder System, Inc.
1.750%, 9/1/26	310,000	294,785
2.900%, 12/1/26	220,000	213,822
2.850%, 3/1/27	145,000	140,136
4.300%, 6/15/27	250,000	250,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.650%, 3/1/28	$750,000	$778,864
5.250%, 6/1/28	355,000	364,585
4.950%, 9/1/29	300,000	306,095
Uber Technologies, Inc.
4.800%, 9/15/34	1,000,000	998,888
Union Pacific Corp.
4.750%, 2/21/26	125,000	125,928
2.750%, 3/1/26	250,000	245,332
2.150%, 2/5/27	500,000	478,953
3.700%, 3/1/29	530,000	523,481
2.400%, 2/5/30	430,000	394,562
2.375%, 5/20/31	470,000	421,911
2.800%, 2/14/32	350,000	316,510

		11,944,159

Industrial Conglomerates (0.1%)
3M Co.
2.250%, 9/19/26	500,000	481,692
2.875%, 10/15/27	500,000	482,301
3.625%, 9/14/28	500,000	491,120
2.375%, 8/26/29	750,000	688,462
Honeywell International, Inc.
4.250%, 1/15/29	475,000	481,453
2.700%, 8/15/29(x)	295,000	278,343
4.700%, 2/1/30	600,000	615,983
1.950%, 6/1/30	1,000,000	891,958
1.750%, 9/1/31	960,000	823,960
4.750%, 2/1/32	600,000	611,302
Pentair Finance Sarl
4.500%, 7/1/29	250,000	248,234
5.900%, 7/15/32(x)	500,000	531,188

		6,625,996

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	327,131
1.900%, 3/12/31	350,000	309,683
CNH Industrial Capital LLC
5.450%, 10/14/25	85,000	85,739
1.875%, 1/15/26	875,000	846,863
1.450%, 7/15/26	500,000	475,548
CNH Industrial NV
3.850%, 11/15/27	655,000	647,842
Dover Corp.
3.150%, 11/15/25	250,000	246,127
2.950%, 11/4/29	105,000	98,229
IDEX Corp.
3.000%, 5/1/30	250,000	231,485
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	926,978
Ingersoll Rand, Inc.
5.176%, 6/15/29	350,000	361,723
Kennametal, Inc.
4.625%, 6/15/28	250,000	250,306
nVent Finance Sarl
2.750%, 11/15/31(x)	500,000	432,446
5.650%, 5/15/33	500,000	518,547
Oshkosh Corp.
4.600%, 5/15/28	250,000	250,419
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	764,621
5.250%, 8/16/28	185,000	191,635
2.565%, 2/15/30	925,000	845,546
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	355,898
3.250%, 6/14/29	270,000	258,856
4.500%, 9/15/29	250,000	252,624
Stanley Black & Decker, Inc.
3.400%, 3/1/26	355,000	350,124
6.272%, 3/6/26	500,000	500,095
6.000%, 3/6/28	500,000	525,983
4.250%, 11/15/28	350,000	348,996
3.000%, 5/15/32	285,000	255,610
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	500,000	491,063
4.700%, 9/15/28(e)	750,000	757,489
Xylem, Inc.
3.250%, 11/1/26	570,000	557,970
1.950%, 1/30/28	350,000	324,106

		12,789,682

Passenger Airlines (0.0%)†
Southwest Airlines Co.
3.000%, 11/15/26	250,000	243,310
5.125%, 6/15/27	850,000	864,790
3.450%, 11/16/27	250,000	242,470
2.625%, 2/10/30	350,000	316,740

		1,667,310

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28(x)	485,000	449,801
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	344,421
2.900%, 12/1/29	500,000	463,990
2.600%, 5/1/31	1,000,000	880,684
Equifax, Inc.
5.100%, 12/15/27	565,000	576,795
5.100%, 6/1/28	750,000	767,059
Thomson Reuters Corp.
3.350%, 5/15/26	570,000	561,222
Verisk Analytics, Inc.
4.125%, 3/15/29	500,000	496,358

		4,540,330

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.875%, 1/15/26(x)	790,000	774,076
3.750%, 6/1/26	375,000	370,817
1.875%, 8/15/26	375,000	358,289
2.200%, 1/15/27	750,000	714,014
5.850%, 12/15/27	500,000	520,384
5.300%, 2/1/28	250,000	256,159
2.100%, 9/1/28	455,000	415,932
3.000%, 2/1/30	250,000	230,473
3.125%, 12/1/30	350,000	319,960
5.200%, 7/15/31	250,000	255,395
2.875%, 1/15/32	750,000	658,659
Aircastle Ltd.
4.250%, 6/15/26	235,000	233,011

		5,107,169

Total Industrials		100,638,058

Information Technology (2.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.950%, 2/28/26	750,000	740,221
5.050%, 2/26/34	3,000,000	3,141,022
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	201,250
3.750%, 8/15/29	500,000	481,278
2.000%, 12/10/30	320,000	274,308
Motorola Solutions, Inc.
4.600%, 2/23/28(x)	550,000	554,715
4.600%, 5/23/29	350,000	352,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.600%, 6/1/32	$500,000	$527,331

		6,272,672

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	487,547
5.411%, 7/1/32	200,000	207,361
Amphenol Corp.
4.750%, 3/30/26	65,000	65,488
2.200%, 9/15/31	440,000	379,410
Avnet, Inc.
4.625%, 4/15/26	500,000	499,447
6.250%, 3/15/28(x)	500,000	525,093
3.000%, 5/15/31(x)	500,000	438,247
5.500%, 6/1/32	100,000	101,212
CDW LLC
2.670%, 12/1/26	715,000	688,835
3.276%, 12/1/28	535,000	506,917
3.569%, 12/1/31	750,000	685,133
5.550%, 8/22/34	175,000	178,401
Flex Ltd.
3.750%, 2/1/26	500,000	494,230
4.875%, 6/15/29	350,000	350,647
4.875%, 5/12/30	665,000	664,934
Jabil, Inc.
1.700%, 4/15/26	185,000	177,348
4.250%, 5/15/27	375,000	372,086
3.950%, 1/12/28	270,000	264,971
5.450%, 2/1/29	315,000	324,289
3.600%, 1/15/30	150,000	141,363
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	467,145
3.000%, 10/30/29	250,000	233,250
Teledyne Technologies, Inc.
1.600%, 4/1/26	500,000	479,270
2.250%, 4/1/28(x)	500,000	466,620
Trimble, Inc.
4.900%, 6/15/28(x)	450,000	456,762
Tyco Electronics Group SA
4.500%, 2/13/26	300,000	301,663
3.700%, 2/15/26	250,000	248,147
3.125%, 8/15/27	365,000	355,828
2.500%, 2/4/32	85,000	75,254
Vontier Corp.
1.800%, 4/1/26	310,000	295,662
2.400%, 4/1/28	500,000	460,711

		11,393,271

IT Services (0.2%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	445,826
DXC Technology Co.
1.800%, 9/15/26(x)	750,000	711,025
2.375%, 9/15/28	750,000	678,150
Genpact Luxembourg Sarl
1.750%, 4/10/26	200,000	191,303
6.000%, 6/4/29	125,000	130,556
International Business Machines Corp.
4.500%, 2/6/26	500,000	502,578
3.300%, 5/15/26	1,500,000	1,479,710
3.300%, 1/27/27	1,095,000	1,075,598
2.200%, 2/9/27	185,000	177,075
1.700%, 5/15/27	405,000	382,166
4.150%, 7/27/27	500,000	501,644
4.500%, 2/6/28	500,000	506,713
1.950%, 5/15/30	220,000	194,255
2.720%, 2/9/32	380,000	340,685
4.400%, 7/27/32	500,000	498,336
4.750%, 2/6/33	500,000	511,809

		8,327,429

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	63,208
Analog Devices, Inc.
3.500%, 12/5/26	500,000	495,339
3.450%, 6/15/27	500,000	493,296
1.700%, 10/1/28	340,000	311,760
2.100%, 10/1/31	435,000	378,160
Applied Materials, Inc.
4.800%, 6/15/29	135,000	139,018
1.750%, 6/1/30	585,000	513,756
Broadcom, Inc.
3.459%, 9/15/26	260,000	256,324
1.950%, 2/15/28§	515,000	477,894
4.110%, 9/15/28	1,942,000	1,935,922
4.000%, 4/15/29§	250,000	246,178
5.050%, 7/12/29	325,000	334,022
5.000%, 4/15/30	4,500,000	4,648,619
2.450%, 2/15/31§	1,250,000	1,104,649
5.150%, 11/15/31	1,000,000	1,037,652
4.150%, 4/15/32§	200,000	193,574
4.800%, 10/15/34	405,000	404,672
Intel Corp.
4.875%, 2/10/26	115,000	115,578
2.600%, 5/19/26(x)	500,000	485,117
3.150%, 5/11/27	1,000,000	967,358
3.750%, 8/5/27(x)	500,000	489,991
4.875%, 2/10/28	375,000	378,707
2.450%, 11/15/29	1,605,000	1,443,200
5.125%, 2/10/30(x)	355,000	361,942
3.900%, 3/25/30	1,000,000	960,033
2.000%, 8/12/31(x)	750,000	626,090
4.150%, 8/5/32	500,000	475,792
5.200%, 2/10/33	335,000	338,306
KLA Corp.
4.100%, 3/15/29	625,000	628,290
4.650%, 7/15/32	440,000	449,028
Lam Research Corp.
3.750%, 3/15/26	750,000	746,222
4.000%, 3/15/29	530,000	529,785
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	320,911
2.450%, 4/15/28	335,000	312,177
4.875%, 6/22/28(x)	350,000	353,324
2.950%, 4/15/31	290,000	261,557
5.950%, 9/15/33	470,000	504,305
Micron Technology, Inc.
4.975%, 2/6/26(x)	350,000	352,295
4.185%, 2/15/27	375,000	373,386
5.375%, 4/15/28	500,000	514,413
5.327%, 2/6/29	350,000	360,773
6.750%, 11/1/29	500,000	548,880
2.703%, 4/15/32	220,000	191,739
5.875%, 2/9/33	315,000	335,555
NVIDIA Corp.
3.200%, 9/16/26	850,000	839,522
1.550%, 6/15/28	1,000,000	923,676
2.000%, 6/15/31	1,000,000	882,815
NXP BV
5.350%, 3/1/26	500,000	504,790
3.875%, 6/18/26	500,000	496,150
3.150%, 5/1/27	165,000	160,222
4.400%, 6/1/27	115,000	115,152
5.550%, 12/1/28	335,000	347,799
4.300%, 6/18/29	750,000	745,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 5/1/30	$1,215,000	$1,146,832
2.500%, 5/11/31	500,000	436,280
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,476,268
2.150%, 5/20/30	500,000	450,520
4.250%, 5/20/32	260,000	259,317
Texas Instruments, Inc.
1.125%, 9/15/26	335,000	317,784
2.900%, 11/3/27	355,000	344,394
4.600%, 2/15/28	55,000	56,133
2.250%, 9/4/29(x)	320,000	295,159
1.900%, 9/15/31	600,000	522,143
3.650%, 8/16/32	140,000	134,332
4.900%, 3/14/33	650,000	678,104
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	455,998
4.125%, 4/22/29	500,000	498,220
4.250%, 4/22/32(x)	345,000	343,392

		38,889,505

Software (0.6%)
Adobe, Inc.
2.150%, 2/1/27	465,000	446,746
Autodesk, Inc.
3.500%, 6/15/27	1,000,000	982,078
2.850%, 1/15/30	195,000	180,816
Fortinet, Inc.
1.000%, 3/15/26	185,000	176,326
2.200%, 3/15/31	125,000	108,343
Intuit, Inc.
5.250%, 9/15/26	500,000	512,089
1.350%, 7/15/27	165,000	153,748
5.125%, 9/15/28(x)	500,000	519,708
5.200%, 9/15/33	650,000	685,674
Microsoft Corp.
2.400%, 8/8/26(x)	3,260,000	3,178,499
3.400%, 9/15/26	600,000	596,079
3.300%, 2/6/27	1,000,000	990,477
3.400%, 6/15/27	310,000	308,041
1.350%, 9/15/30	180,000	156,551
Oracle Corp.
5.800%, 11/10/25	145,000	147,324
1.650%, 3/25/26	680,000	653,946
2.650%, 7/15/26	2,805,000	2,726,124
3.250%, 11/15/27	1,000,000	972,928
4.500%, 5/6/28	610,000	617,188
6.150%, 11/9/29	295,000	319,281
2.950%, 4/1/30	5,000,000	4,640,602
4.650%, 5/6/30	1,000,000	1,016,990
4.900%, 2/6/33	525,000	533,412
4.700%, 9/27/34	500,000	498,814
Roper Technologies, Inc.
3.850%, 12/15/25	125,000	124,341
3.800%, 12/15/26	285,000	283,385
1.400%, 9/15/27	375,000	345,940
2.950%, 9/15/29	210,000	197,283
2.000%, 6/30/30	440,000	386,135
Salesforce, Inc.
3.700%, 4/11/28	375,000	373,083
1.500%, 7/15/28	650,000	596,058
1.950%, 7/15/31	1,200,000	1,037,923
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,716,741
VMware LLC
1.400%, 8/15/26	310,000	293,941
3.900%, 8/21/27	2,050,000	2,029,188
1.800%, 8/15/28	405,000	367,659

		28,873,461

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
0.700%, 2/8/26	1,000,000	959,122
4.421%, 5/8/26	355,000	354,454
2.450%, 8/4/26	1,675,000	1,633,388
2.050%, 9/11/26	750,000	725,901
3.350%, 2/9/27	1,500,000	1,485,012
3.200%, 5/11/27	923,000	910,100
3.000%, 6/20/27	2,060,000	2,021,067
1.200%, 2/8/28	1,000,000	920,210
4.000%, 5/10/28	355,000	359,019
1.400%, 8/5/28(x)	1,000,000	915,362
3.250%, 8/8/29	750,000	731,975
2.200%, 9/11/29(x)	750,000	693,706
4.150%, 5/10/30	225,000	230,217
1.650%, 5/11/30	440,000	390,203
3.350%, 8/8/32	750,000	714,326
4.300%, 5/10/33	500,000	514,510
Dell International LLC
6.020%, 6/15/26	319,000	326,617
4.900%, 10/1/26	1,300,000	1,314,206
5.250%, 2/1/28(x)	250,000	258,075
5.300%, 10/1/29	1,500,000	1,558,953
Hewlett Packard Enterprise Co.
1.750%, 4/1/26	600,000	576,835
6.102%, 4/1/26	500,000	498,515
5.250%, 7/1/28	500,000	515,492
4.850%, 10/15/31	500,000	497,690
HP, Inc.
1.450%, 6/17/26	750,000	715,096
4.750%, 1/15/28	500,000	507,613
2.650%, 6/17/31	750,000	662,485
4.200%, 4/15/32	500,000	483,042
NetApp, Inc.
2.375%, 6/22/27(x)	300,000	285,912
2.700%, 6/22/30	300,000	272,206
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	222,852
Western Digital Corp.
2.850%, 2/1/29	500,000	452,500

		22,706,661

Total Information Technology		116,462,999

Materials (0.8%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
1.500%, 10/15/25	130,000	126,507
1.850%, 5/15/27	195,000	184,862
2.050%, 5/15/30(x)	125,000	112,036
4.800%, 3/3/33	500,000	515,689
Albemarle Corp.
4.650%, 6/1/27	250,000	250,319
5.050%, 6/1/32(x)	250,000	249,668
Cabot Corp.
4.000%, 7/1/29	500,000	494,733
5.000%, 6/30/32	200,000	202,364
Celanese US Holdings LLC
1.400%, 8/5/26	250,000	236,011
6.165%, 7/15/27(x)	500,000	517,904
6.350%, 11/15/28	355,000	374,677
6.330%, 7/15/29	500,000	529,539
6.550%, 11/15/30	500,000	537,735
6.379%, 7/15/32	500,000	533,477
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	509,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
DuPont de Nemours, Inc.
4.493%, 11/15/25	$1,150,000	$1,148,051
4.725%, 11/15/28	1,000,000	1,019,709
Eastman Chemical Co.
5.000%, 8/1/29	125,000	127,718
5.750%, 3/8/33	750,000	789,998
Ecolab, Inc.
2.700%, 11/1/26	215,000	209,341
1.650%, 2/1/27	1,000,000	949,491
EIDP, Inc.
4.500%, 5/15/26	355,000	357,325
4.800%, 5/15/33	500,000	505,842
FMC Corp.
5.150%, 5/18/26	315,000	318,214
3.200%, 10/1/26	350,000	341,657
5.650%, 5/18/33	500,000	515,465
Huntsman International LLC
5.700%, 10/15/34	210,000	208,125
International Flavors & Fragrances, Inc.
4.450%, 9/26/28(x)	385,000	386,253
Linde, Inc.
4.700%, 12/5/25	500,000	503,439
3.200%, 1/30/26	350,000	346,309
1.100%, 8/10/30	500,000	425,069
LYB International Finance III LLC
1.250%, 10/1/25	241,000	232,813
2.250%, 10/1/30	270,000	238,680
5.625%, 5/15/33	500,000	529,931
Mosaic Co. (The)
4.050%, 11/15/27	750,000	743,337
5.375%, 11/15/28	105,000	108,686
NewMarket Corp.
2.700%, 3/18/31	500,000	438,152
Nutrien Ltd.
4.000%, 12/15/26	500,000	495,824
4.900%, 3/27/28	235,000	239,981
4.200%, 4/1/29	280,000	279,024
2.950%, 5/13/30(x)	500,000	464,868
PPG Industries, Inc.
1.200%, 3/15/26	510,000	487,650
2.800%, 8/15/29(x)	250,000	233,499
RPM International, Inc.
3.750%, 3/15/27	350,000	343,669
4.550%, 3/1/29(x)	500,000	501,213
2.950%, 1/15/32(x)	470,000	414,899
Sherwin-Williams Co. (The)
3.950%, 1/15/26	500,000	496,758
3.450%, 6/1/27	750,000	737,105
2.950%, 8/15/29	500,000	469,520
Westlake Corp.
3.600%, 8/15/26	500,000	493,141
3.375%, 6/15/30	280,000	263,940

		21,739,747

Construction Materials (0.0%)†
Eagle Materials, Inc.
2.500%, 7/1/31(x)	375,000	331,541
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	314,926
3.500%, 12/15/27	500,000	489,495
2.400%, 7/15/31(x)	250,000	218,364
Series CB
2.500%, 3/15/30	235,000	213,699
Vulcan Materials Co.
3.900%, 4/1/27	130,000	128,671

		1,696,696

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	336,043
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	487,676
2.630%, 6/19/30	220,000	197,229
2.690%, 5/25/31	490,000	432,227
Avery Dennison Corp.
4.875%, 12/6/28	300,000	305,676
5.750%, 3/15/33	250,000	267,886
Berry Global, Inc.
1.570%, 1/15/26	1,125,000	1,082,475
1.650%, 1/15/27(x)	500,000	469,350
5.500%, 4/15/28	250,000	256,300
Packaging Corp. of America
3.400%, 12/15/27	360,000	350,631
5.700%, 12/1/33	280,000	297,892
Sonoco Products Co.
2.250%, 2/1/27	415,000	395,000
5.000%, 9/1/34	290,000	285,332
WRKCo., Inc.
4.650%, 3/15/26	550,000	550,775
4.000%, 3/15/28	500,000	493,235
3.900%, 6/1/28	175,000	171,849

		6,379,576

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	362,863
3.750%, 10/1/30	200,000	185,626
BHP Billiton Finance USA Ltd.
4.875%, 2/27/26	500,000	505,035
5.250%, 9/8/26	500,000	510,764
4.750%, 2/28/28	500,000	509,598
5.100%, 9/8/28	500,000	517,331
5.250%, 9/8/30	500,000	526,786
4.900%, 2/28/33	530,000	543,255
5.250%, 9/8/33	500,000	523,009
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,498,049
Kinross Gold Corp.
6.250%, 7/15/33(x)	500,000	540,827
Nucor Corp.
4.300%, 5/23/27	500,000	503,778
3.950%, 5/1/28	1,350,000	1,342,893
Reliance, Inc.
2.150%, 8/15/30	275,000	241,759
Rio Tinto Finance USA plc
5.000%, 3/9/33	750,000	783,824
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	175,563
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,131,690
6.125%, 6/12/33	375,000	395,625

		10,798,275

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	482,250
Suzano Austria GmbH
2.500%, 9/15/28(x)	210,000	191,438
6.000%, 1/15/29	1,000,000	1,032,000
5.000%, 1/15/30	2,000,000	1,990,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Suzano International Finance BV
5.500%, 1/17/27	$625,000	$636,062

		4,332,250

Total Materials		44,946,544

Real Estate (1.4%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,475,630
5.550%, 1/15/28	500,000	517,664
GLP Capital LP (REIT)
5.375%, 4/15/26	750,000	750,353
5.750%, 6/1/28	385,000	395,395
3.250%, 1/15/32	250,000	220,492
Simon Property Group LP (REIT)
3.250%, 11/30/26	500,000	490,770
3.375%, 6/15/27	1,750,000	1,719,680
3.375%, 12/1/27	750,000	734,281
1.750%, 2/1/28(x)	500,000	462,166
2.450%, 9/13/29	750,000	688,886
2.650%, 7/15/30(x)	500,000	457,231
4.750%, 9/26/34	120,000	118,778
Store Capital LLC (REIT)
4.500%, 3/15/28	275,000	269,435
4.625%, 3/15/29(x)	250,000	244,575
2.750%, 11/18/30	250,000	217,996
2.700%, 12/1/31	500,000	423,029
WP Carey, Inc. (REIT)
4.250%, 10/1/26	400,000	398,191
3.850%, 7/15/29	250,000	242,260

		9,826,812

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.800%, 4/15/26	250,000	248,011
DOC DR LLC (REIT)
4.300%, 3/15/27	250,000	249,780
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	417,736
Healthpeak OP LLC (REIT)
3.250%, 7/15/26	175,000	171,910
1.350%, 2/1/27	1,000,000	934,603
2.125%, 12/1/28	795,000	725,782
3.500%, 7/15/29	200,000	191,993
5.250%, 12/15/32	375,000	384,795
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	130,605
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	710,917
Ventas Realty LP (REIT)
3.250%, 10/15/26	800,000	780,730
Welltower OP LLC (REIT)
2.700%, 2/15/27(x)	250,000	242,785
4.250%, 4/15/28	1,225,000	1,223,945
2.050%, 1/15/29	1,165,000	1,060,470

		7,474,062

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 6/30/26	750,000	738,469
3.250%, 10/1/26	300,000	295,213
2.125%, 4/15/27	500,000	476,229
3.375%, 12/15/27	680,000	666,783
4.875%, 6/15/28(x)	500,000	511,452
4.000%, 9/15/28	300,000	298,629
4.375%, 2/1/29	155,000	155,973
2.875%, 11/15/29	185,000	173,510
1.750%, 7/1/30	200,000	174,482
2.250%, 1/15/32(x)	500,000	428,728
5.000%, 3/15/34	750,000	769,495
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	215,558
2.150%, 9/1/31	200,000	167,953

		5,072,474

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29(x)	750,000	701,148
3.250%, 1/30/31	1,500,000	1,350,110
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	270,000	260,615
2.000%, 1/15/29(x)	425,000	377,738
Kilroy Realty LP (REIT)
4.375%, 10/1/25	400,000	397,594
4.750%, 12/15/28(x)	350,000	347,138
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28	250,000	279,653
6.875%, 7/15/29	175,000	183,170
3.150%, 8/15/30	500,000	436,280

		4,333,446

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,506,889
2.500%, 4/1/31	250,000	217,834

		1,724,723

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	495,090
2.375%, 7/15/31	160,000	137,319
3.625%, 4/15/32(x)	350,000	323,399
AvalonBay Communities, Inc. (REIT)
3.500%, 11/15/25	250,000	247,718
2.950%, 5/11/26	1,000,000	979,799
2.900%, 10/15/26	250,000	243,714
3.350%, 5/15/27	175,000	171,312
1.900%, 12/1/28	1,250,000	1,140,401
5.300%, 12/7/33	145,000	150,962
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	213,607
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	346,364
4.150%, 12/1/28	300,000	299,009
1.850%, 8/1/31	200,000	170,177
4.650%, 9/15/34	320,000	316,952
Essex Portfolio LP (REIT)
3.375%, 4/15/26	250,000	245,755
1.700%, 3/1/28	625,000	570,398
4.000%, 3/1/29	500,000	490,542
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	343,388
5.450%, 8/15/30	300,000	311,966
4.150%, 4/15/32	250,000	237,992
5.500%, 8/15/33	500,000	515,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Mid-America Apartments LP (REIT)
4.000%, 11/15/25	$350,000	$348,133
1.100%, 9/15/26	165,000	155,662
3.600%, 6/1/27	500,000	492,783
3.950%, 3/15/29	750,000	742,260
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	282,361
2.700%, 7/15/31	185,000	161,043
4.200%, 4/15/32	250,000	236,208
5.700%, 1/15/33	250,000	257,459
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	484,656
2.750%, 9/1/31	200,000	171,937
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	121,256
3.500%, 7/1/27	350,000	341,589
3.200%, 1/15/30	1,000,000	937,755
3.000%, 8/15/31	150,000	136,572

		12,821,458

Retail REITs (0.3%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	291,981
Brixmor Operating Partnership LP (REIT)
4.125%, 6/15/26	275,000	273,136
3.900%, 3/15/27	250,000	245,544
2.250%, 4/1/28	175,000	161,119
4.125%, 5/15/29	375,000	366,483
4.050%, 7/1/30(x)	375,000	364,366
2.500%, 8/16/31(x)	250,000	216,392
Federal Realty OP LP (REIT)
1.250%, 2/15/26	250,000	238,826
3.250%, 7/15/27	500,000	484,200
5.375%, 5/1/28	500,000	512,620
3.200%, 6/15/29	500,000	470,337
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	183,662
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	246,234
NNN REIT, Inc. (REIT)
4.000%, 11/15/25	200,000	198,653
3.600%, 12/15/26	250,000	246,658
4.300%, 10/15/28	665,000	661,678
Realty Income Corp. (REIT)
4.625%, 11/1/25	500,000	501,237
5.050%, 1/13/26	55,000	54,949
0.750%, 3/15/26	390,000	369,620
4.875%, 6/1/26	485,000	488,735
4.125%, 10/15/26	725,000	723,531
3.950%, 8/15/27	320,000	317,622
2.100%, 3/15/28	500,000	464,473
2.200%, 6/15/28	500,000	463,787
4.700%, 12/15/28	350,000	355,291
3.250%, 6/15/29	350,000	333,245
4.000%, 7/15/29	225,000	221,273
4.850%, 3/15/30(x)	155,000	158,439
5.625%, 10/13/32(x)	250,000	264,604
5.125%, 2/15/34	2,000,000	2,042,022
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	353,851
4.125%, 3/15/28	500,000	495,217
2.950%, 9/15/29	250,000	233,380

		13,003,165

Specialized REITs (0.4%)
American Tower Corp. (REIT)
1.600%, 4/15/26	600,000	575,355
1.450%, 9/15/26	500,000	473,596
2.750%, 1/15/27	350,000	338,111
3.650%, 3/15/27	400,000	393,706
1.500%, 1/31/28	350,000	318,461
5.500%, 3/15/28	500,000	517,449
5.250%, 7/15/28	355,000	365,288
5.800%, 11/15/28	415,000	435,870
3.950%, 3/15/29	500,000	489,474
2.900%, 1/15/30	240,000	221,781
2.100%, 6/15/30	250,000	220,240
1.875%, 10/15/30	1,000,000	859,834
2.700%, 4/15/31	600,000	534,986
2.300%, 9/15/31	355,000	304,942
5.650%, 3/15/33	250,000	263,414
Crown Castle, Inc. (REIT)
4.450%, 2/15/26	2,165,000	2,164,262
3.700%, 6/15/26	165,000	162,983
1.050%, 7/15/26	750,000	707,722
2.900%, 3/15/27	970,000	938,180
3.650%, 9/1/27	750,000	734,841
5.000%, 1/11/28	180,000	182,879
4.800%, 9/1/28	415,000	419,395
5.600%, 6/1/29	250,000	261,099
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	243,932
2.250%, 12/15/28	500,000	459,192
4.375%, 2/15/29	150,000	148,635
Equinix, Inc. (REIT)
1.450%, 5/15/26	350,000	334,319
2.900%, 11/18/26	455,000	442,661
1.800%, 7/15/27	215,000	201,408
1.550%, 3/15/28	375,000	341,487
2.000%, 5/15/28	350,000	322,525
3.200%, 11/18/29	455,000	428,634
2.500%, 5/15/31	750,000	662,546
3.900%, 4/15/32	500,000	476,679
Extra Space Storage LP (REIT)
3.500%, 7/1/26	500,000	493,559
3.875%, 12/15/27	400,000	394,281
5.700%, 4/1/28	330,000	343,208
3.900%, 4/1/29	165,000	160,837
4.000%, 6/15/29	500,000	490,598
5.500%, 7/1/30	355,000	370,461
2.400%, 10/15/31	350,000	300,132
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	250,000	239,221
1.500%, 11/9/26	250,000	237,113
3.094%, 9/15/27	300,000	292,278
1.850%, 5/1/28	280,000	258,528
1.950%, 11/9/28	415,000	381,503
5.125%, 1/15/29	295,000	307,211
3.385%, 5/1/29	320,000	310,572
2.300%, 5/1/31	280,000	248,480
2.250%, 11/9/31	310,000	268,663
5.100%, 8/1/33	95,000	98,163
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,350,000	1,358,117

		22,498,811

Total Real Estate		76,754,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	$250,000	$250,305
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	244,256
Alabama Power Co.
3.750%, 9/1/27	500,000	497,720
Series 20-A
1.450%, 9/15/30	500,000	427,579
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	387,100
2.300%, 3/1/30	150,000	134,384
5.625%, 3/1/33	190,000	200,096
Series J
4.300%, 12/1/28	500,000	500,050
Series N
1.000%, 11/1/25	315,000	302,894
Appalachian Power Co.
Series AA
2.700%, 4/1/31	500,000	445,843
Series BB
4.500%, 8/1/32	85,000	83,619
Arizona Public Service Co.
2.950%, 9/15/27	350,000	336,486
2.600%, 8/15/29	250,000	230,596
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	347,086
2.300%, 3/15/31	250,000	219,479
Avangrid, Inc.
3.800%, 6/1/29	750,000	727,902
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	681,338
2.250%, 6/15/31	500,000	438,679
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	203,458
Series AE
2.350%, 4/1/31	275,000	241,143
Series AG
3.000%, 3/1/32	200,000	179,844
Series Z
2.400%, 9/1/26	250,000	242,063
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	738,374
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	216,747
Series 122
2.950%, 8/15/27	500,000	485,697
Connecticut Light & Power Co. (The)
4.950%, 8/15/34	125,000	128,493
Series A
0.750%, 12/1/25	250,000	239,842
3.200%, 3/15/27	250,000	244,986
2.050%, 7/1/31(x)	500,000	428,561
DTE Electric Co.
Series A
1.900%, 4/1/28	320,000	297,302
3.000%, 3/1/32	250,000	228,049
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	498,399
2.450%, 8/15/29	300,000	277,879
2.550%, 4/15/31	375,000	336,341
2.850%, 3/15/32	220,000	198,000
4.950%, 1/15/33	500,000	513,026
Duke Energy Corp.
3.150%, 8/15/27	750,000	728,956
4.300%, 3/15/28	375,000	375,041
3.400%, 6/15/29	310,000	297,244
2.450%, 6/1/30	250,000	225,121
2.550%, 6/15/31	750,000	662,811
4.500%, 8/15/32	355,000	350,585
5.750%, 9/15/33(x)	500,000	537,475
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.450%, 9/1/54(k)	500,000	519,734
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	259,426
Duke Energy Florida LLC
3.200%, 1/15/27(x)	650,000	639,322
3.800%, 7/15/28	750,000	739,918
1.750%, 6/15/30	215,000	187,656
2.400%, 12/15/31	390,000	341,161
5.875%, 11/15/33(x)	225,000	245,834
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	36,502
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	339,900
2.000%, 8/15/31	500,000	428,682
5.100%, 3/15/34	500,000	520,584
Edison International
5.750%, 6/15/27	40,000	41,316
4.125%, 3/15/28	500,000	495,060
5.250%, 11/15/28	285,000	292,322
6.950%, 11/15/29(x)	100,000	110,280
Emera US Finance LP
3.550%, 6/15/26	665,000	652,583
2.639%, 6/15/31	335,000	290,741
Enel Americas SA
4.000%, 10/25/26(x)	165,000	162,773
Enel Chile SA
4.875%, 6/12/28	750,000	750,750
Entergy Arkansas LLC
3.500%, 4/1/26	300,000	297,025
Entergy Corp.
2.950%, 9/1/26	300,000	292,947
1.900%, 6/15/28	1,165,000	1,066,530
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54(k)	500,000	518,628
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	483,660
5.350%, 3/15/34	500,000	522,933
5.150%, 9/15/34	1,000,000	1,026,119
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	341,038
5.900%, 11/15/33(x)	300,000	322,492
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	319,500
Evergy, Inc.
2.900%, 9/15/29	500,000	464,053
Eversource Energy
4.750%, 5/15/26	250,000	251,581
2.900%, 3/1/27(x)	200,000	193,562
4.600%, 7/1/27(x)	350,000	351,942
2.550%, 3/15/31	500,000	437,665
3.375%, 3/1/32	200,000	181,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 5/15/33(x)	$500,000	$507,991
5.950%, 7/15/34	1,000,000	1,072,389
Series R
1.650%, 8/15/30	250,000	212,931
Series U
1.400%, 8/15/26	250,000	236,319
Exelon Corp.
3.400%, 4/15/26	500,000	493,588
2.750%, 3/15/27	500,000	482,445
5.150%, 3/15/28	150,000	153,768
3.350%, 3/15/32	500,000	462,774
5.300%, 3/15/33	300,000	309,660
Florida Power & Light Co.
4.450%, 5/15/26	250,000	251,614
5.050%, 4/1/28	585,000	602,401
4.400%, 5/15/28	375,000	378,118
4.625%, 5/15/30	500,000	508,908
4.800%, 5/15/33	500,000	510,716
Series A
3.300%, 5/30/27	250,000	245,449
Fortis, Inc.
3.055%, 10/4/26	750,000	729,603
Georgia Power Co.
3.250%, 4/1/26	350,000	345,370
3.250%, 3/30/27	500,000	489,419
4.650%, 5/16/28	500,000	509,506
4.700%, 5/15/32(x)	250,000	254,717
4.950%, 5/17/33	500,000	513,063
Series B
2.650%, 9/15/29	350,000	325,863
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,233,083
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	447,123
3.600%, 4/1/29	500,000	484,902
2.300%, 6/1/30(x)	125,000	111,341
ITC Holdings Corp.
3.250%, 6/30/26	300,000	294,497
3.350%, 11/15/27	400,000	388,812
MidAmerican Energy Co.
3.100%, 5/1/27	1,000,000	977,233
3.650%, 4/15/29	850,000	835,122
Mississippi Power Co.
3.950%, 3/30/28	250,000	246,950
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	400,000	379,774
3.550%, 5/1/27	1,500,000	1,478,273
4.625%, 7/15/27	500,000	504,295
4.900%, 2/28/28	500,000	510,193
1.900%, 6/15/28(x)	750,000	689,751
3.500%, 4/1/29(x)	500,000	483,474
5.000%, 2/28/30	500,000	516,368
2.250%, 6/1/30	2,500,000	2,233,493
2.440%, 1/15/32	400,000	345,863
5.000%, 7/15/32(x)	150,000	154,091
5.050%, 2/28/33	500,000	513,939
5.250%, 3/15/34	500,000	517,084
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)	1,000,000	1,075,373
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)(x)	500,000	496,250
Northern States Power Co.
2.250%, 4/1/31	300,000	263,879
NSTAR Electric Co.
3.200%, 5/15/27	500,000	489,196
3.250%, 5/15/29	500,000	479,891
1.950%, 8/15/31	500,000	424,003
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	196,959
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	344,712
5.400%, 1/15/33	350,000	367,429
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	525,000	504,700
4.300%, 5/15/28	500,000	502,659
3.700%, 11/15/28	1,250,000	1,229,494
2.750%, 5/15/30	185,000	170,542
4.150%, 6/1/32	95,000	92,559
4.550%, 9/15/32	180,000	180,243
Pacific Gas and Electric Co.
5.450%, 6/15/27	500,000	511,424
2.100%, 8/1/27	750,000	703,052
3.000%, 6/15/28(x)	520,000	494,721
6.100%, 1/15/29	500,000	528,403
4.200%, 3/1/29	350,000	344,505
4.550%, 7/1/30	3,500,000	3,471,371
3.250%, 6/1/31	1,085,000	988,088
6.150%, 1/15/33	85,000	91,055
6.400%, 6/15/33	500,000	544,538
5.800%, 5/15/34	500,000	526,920
PacifiCorp
5.450%, 2/15/34	2,000,000	2,079,603
PECO Energy Co.
3.150%, 10/15/25	700,000	691,555
4.900%, 6/15/33	210,000	214,959
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	489,616
5.250%, 9/1/34	115,000	117,876
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	1,021,589
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	344,201
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	251,750
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	205,403
Series J
2.200%, 8/15/31	250,000	213,383
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	334,341
2.250%, 9/15/26	450,000	434,511
3.700%, 5/1/28	500,000	493,067
3.650%, 9/1/28	300,000	295,089
3.200%, 5/15/29	250,000	239,324
2.450%, 1/15/30	165,000	150,794
1.900%, 8/15/31	235,000	199,346
5.200%, 8/1/33(x)	500,000	526,832
Southern California Edison Co.
4.900%, 6/1/26	500,000	503,316
5.300%, 3/1/28	310,000	320,347
2.850%, 8/1/29	660,000	619,272
2.250%, 6/1/30(x)	655,000	583,322
5.450%, 6/1/31	750,000	789,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/1/32	$315,000	$280,151
Series 20C
1.200%, 2/1/26	440,000	421,574
Series D
4.700%, 6/1/27	500,000	504,416
Series G
2.500%, 6/1/31	500,000	442,405
Southern Co. (The)
5.150%, 10/6/25	195,000	196,203
5.113%, 8/1/27(e)	500,000	511,435
4.850%, 6/15/28	500,000	511,308
5.500%, 3/15/29	200,000	209,542
5.700%, 10/15/32	310,000	326,879
Series 21-B
1.750%, 3/15/28	210,000	192,616
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	484,379
Series M
4.100%, 9/15/28	750,000	743,079
Series N
1.650%, 3/15/26	500,000	482,113
Tampa Electric Co.
2.400%, 3/15/31	140,000	122,605
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	191,473
Union Electric Co.
2.950%, 6/15/27	500,000	485,697
3.500%, 3/15/29	500,000	486,244
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	434,146
5.000%, 4/1/33	500,000	512,190
5.300%, 8/15/33	500,000	520,057
5.050%, 8/15/34	105,000	107,798
Series A
3.150%, 1/15/26	715,000	704,952
3.500%, 3/15/27	750,000	738,787
3.800%, 4/1/28	500,000	494,901
2.875%, 7/15/29	175,000	164,478
Series B
2.950%, 11/15/26	500,000	487,827
3.750%, 5/15/27	390,000	385,900
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	283,894
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	338,663
1.950%, 9/16/31	250,000	210,127
Xcel Energy, Inc.
3.350%, 12/1/26	500,000	489,353
1.750%, 3/15/27	415,000	390,160
4.000%, 6/15/28	500,000	493,271
2.600%, 12/1/29	350,000	319,847
2.350%, 11/15/31	500,000	427,916
5.450%, 8/15/33	250,000	258,467

		92,894,543

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	301,757
2.625%, 9/15/29	800,000	746,327
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,031,748
4.000%, 4/1/28	500,000	494,279
4.400%, 7/1/32	100,000	98,191
5.400%, 3/1/33(x)	500,000	525,593
National Fuel Gas Co.
5.500%, 10/1/26	250,000	254,836
3.950%, 9/15/27	300,000	293,723
4.750%, 9/1/28(x)	300,000	300,746
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	482,900
2.500%, 3/15/31	380,000	334,882
Southern California Gas Co.
2.950%, 4/15/27	280,000	271,874
Series TT
2.600%, 6/15/26	500,000	487,196
Southwest Gas Corp.
5.450%, 3/23/28	335,000	345,153
2.200%, 6/15/30	500,000	440,687
4.050%, 3/15/32	150,000	142,564
Spire Missouri, Inc.
Series 2034
5.150%, 8/15/34	220,000	228,107

		6,780,563

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,477,964
5.450%, 6/1/28	500,000	515,070
Constellation Energy Generation LLC
5.600%, 3/1/28(x)	310,000	322,820
5.800%, 3/1/33	355,000	379,746
Southern Power Co.
4.150%, 12/1/25	500,000	497,788
0.900%, 1/15/26	155,000	148,348

		3,341,736

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	472,154
1.750%, 3/15/28	375,000	344,639
Ameren Illinois Co.
3.800%, 5/15/28	350,000	345,374
1.550%, 11/15/30	210,000	178,730
Black Hills Corp.
3.950%, 1/15/26	350,000	346,881
5.950%, 3/15/28	200,000	209,518
3.050%, 10/15/29	250,000	232,574
2.500%, 6/15/30	315,000	279,695
CenterPoint Energy, Inc.
1.450%, 6/1/26	315,000	300,416
CMS Energy Corp.
3.000%, 5/15/26	210,000	205,057
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	544,369
2.400%, 6/15/31	750,000	667,320
5.200%, 3/1/33	500,000	522,315
Series B
3.125%, 11/15/27	300,000	290,851
Series D
4.000%, 12/1/28	500,000	499,104
Consumers Energy Co.
4.650%, 3/1/28	500,000	507,900
3.800%, 11/15/28	750,000	738,000
4.900%, 2/15/29	500,000	511,758
4.700%, 1/15/30	115,000	117,489
3.600%, 8/15/32	335,000	316,250
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	497,193
Series A
1.450%, 4/15/26	305,000	292,323
4.350%, 8/15/32(x)	250,000	245,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series C
2.250%, 8/15/31	$455,000	$392,841
Series D
2.850%, 8/15/26	450,000	438,164
DTE Energy Co.
2.850%, 10/1/26	750,000	730,784
4.950%, 7/1/27	130,000	132,090
4.875%, 6/1/28	415,000	422,753
2.950%, 3/1/30	250,000	230,460
5.850%, 6/1/34	1,000,000	1,071,983
Series C
3.400%, 6/15/29	164,000	156,445
NiSource, Inc.
3.490%, 5/15/27	1,250,000	1,228,563
5.250%, 3/30/28	450,000	462,932
5.200%, 7/1/29	175,000	181,026
2.950%, 9/1/29	350,000	327,684
5.400%, 6/30/33	210,000	218,256
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	500,000	425,751
2.450%, 11/15/31	500,000	436,998
6.125%, 10/15/33	500,000	542,962
Puget Energy, Inc.
2.379%, 6/15/28	625,000	576,851
4.224%, 3/15/32(x)	355,000	332,133
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	488,252
4.950%, 8/15/28	500,000	514,863
Series VVV
1.700%, 10/1/30(x)	235,000	203,374
Series XXX
3.000%, 3/15/32(x)	500,000	453,771
Sempra
5.400%, 8/1/26	500,000	509,452
3.250%, 6/15/27	500,000	486,884
3.700%, 4/1/29	445,000	431,066
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	37,875
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	522,211
5.150%, 9/15/32	250,000	257,794
5.750%, 9/15/33(x)	360,000	386,376
4.950%, 9/15/34	500,000	505,020
WEC Energy Group, Inc.
4.750%, 1/9/26	335,000	336,415
5.600%, 9/12/26	125,000	128,290
5.150%, 10/1/27	355,000	364,219
1.375%, 10/15/27	500,000	459,607
4.750%, 1/15/28	250,000	254,031
2.200%, 12/15/28	500,000	460,054
1.800%, 10/15/30	500,000	429,395

		24,202,787

Water Utilities (0.0%)†
American Water Capital Corp.
3.750%, 9/1/28	750,000	738,013
3.450%, 6/1/29	500,000	482,674
2.300%, 6/1/31	400,000	351,058
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	289,636

		1,861,381

Total Utilities		129,081,010

Total Corporate Bonds		1,695,624,673

Foreign Government Securities (2.0%)
Canada Government Bond
3.750%, 4/26/28	780,000	778,023
4.625%, 4/30/29(x)	335,000	348,568
Export Development Canada
4.375%, 6/29/26	1,350,000	1,361,119
3.000%, 5/25/27	1,000,000	982,307
3.875%, 2/14/28	750,000	754,901
4.125%, 2/13/29	1,500,000	1,526,281
4.750%, 6/5/34	295,000	314,792
Export-Import Bank of Korea
3.250%, 11/10/25	1,000,000	988,180
4.875%, 1/11/26	200,000	201,636
0.625%, 2/9/26	355,000	338,457
1.125%, 12/29/26	550,000	515,268
1.625%, 1/18/27	364,000	344,824
2.375%, 4/21/27	1,500,000	1,439,565
4.250%, 9/15/27	323,000	325,028
5.000%, 1/11/28	220,000	226,013
1.375%, 2/9/31	750,000	624,315
2.125%, 1/18/32	356,000	305,316
5.125%, 1/11/33	260,000	272,020
5.125%, 9/18/33	345,000	361,788
Italian Republic Government Bond
1.250%, 2/17/26	2,045,000	1,960,053
2.875%, 10/17/29	1,000,000	924,986
Japan Bank for International Cooperation
4.250%, 1/26/26	870,000	870,962
4.250%, 4/27/26	340,000	340,713
1.875%, 7/21/26	1,500,000	1,444,745
2.250%, 11/4/26	1,000,000	965,609
4.625%, 7/22/27	360,000	367,283
2.750%, 11/16/27	475,000	459,117
4.625%, 7/19/28	200,000	205,663
3.500%, 10/31/28	2,000,000	1,976,071
2.125%, 2/16/29	750,000	697,602
2.000%, 10/17/29	430,000	392,387
1.250%, 1/21/31	600,000	509,274
4.375%, 1/24/31	1,000,000	1,022,373
1.875%, 4/15/31	1,200,000	1,056,453
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	669,333
3.250%, 5/25/27	750,000	737,148
3.375%, 6/12/28	500,000	491,091
4.750%, 5/21/29	200,000	207,004
1.750%, 4/28/31	595,000	515,871
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,519,700
Province of Alberta
3.300%, 3/15/28	1,250,000	1,230,877
4.500%, 6/26/29	500,000	514,446
1.300%, 7/22/30	1,100,000	952,821
4.500%, 1/24/34	1,500,000	1,534,311
Province of British Columbia
2.250%, 6/2/26	1,000,000	968,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
0.900%, 7/20/26(x)	$500,000	$473,816
4.900%, 4/24/29	500,000	522,493
1.300%, 1/29/31	400,000	338,802
4.200%, 7/6/33	680,000	679,469
4.750%, 6/12/34	1,000,000	1,045,004
Province of Manitoba
2.125%, 6/22/26	1,000,000	969,035
1.500%, 10/25/28	585,000	535,650
4.300%, 7/27/33	500,000	503,629
4.900%, 5/31/34	1,000,000	1,052,641
Province of New Brunswick
3.625%, 2/24/28	600,000	597,688
Province of Ontario
1.050%, 4/14/26(x)	1,600,000	1,530,368
2.500%, 4/27/26	2,000,000	1,955,019
2.300%, 6/15/26	1,750,000	1,701,681
3.100%, 5/19/27	400,000	392,583
4.200%, 1/18/29	1,000,000	1,014,247
2.000%, 10/2/29	1,250,000	1,146,428
1.125%, 10/7/30	1,000,000	852,159
1.600%, 2/25/31	1,000,000	866,680
1.800%, 10/14/31(x)	1,500,000	1,301,028
Province of Quebec
2.500%, 4/20/26	1,000,000	977,782
2.750%, 4/12/27(x)	1,750,000	1,703,745
4.500%, 4/3/29	2,500,000	2,569,125
1.350%, 5/28/30(x)	1,000,000	871,810
1.900%, 4/21/31	1,250,000	1,101,257
4.250%, 9/5/34	1,000,000	1,005,614
Republic of Chile
3.125%, 1/21/26	3,512,000	3,443,516
2.750%, 1/31/27	200,000	193,000
2.450%, 1/31/31	325,000	289,737
Republic of Indonesia
4.150%, 9/20/27	200,000	200,680
3.500%, 1/11/28	1,000,000	982,280
4.550%, 1/11/28	400,000	405,652
4.100%, 4/24/28	800,000	801,552
4.750%, 2/11/29	2,500,000	2,563,550
2.150%, 7/28/31	1,250,000	1,084,825
3.550%, 3/31/32	200,000	188,390
4.650%, 9/20/32	200,000	202,030
4.850%, 1/11/33	400,000	408,668
4.700%, 2/10/34	2,000,000	2,015,600
Republic of Korea
2.750%, 1/19/27	1,750,000	1,709,435
3.500%, 9/20/28(x)	1,000,000	988,380
2.500%, 6/19/29	505,000	477,993
1.750%, 10/15/31	210,000	181,740
Republic of Panama
3.160%, 1/23/30	1,500,000	1,341,555
Republic of Peru
2.783%, 1/23/31	2,240,000	1,999,290
3.000%, 1/15/34	2,000,000	1,715,920
Republic of Philippines
5.170%, 10/13/27	200,000	206,064
3.000%, 2/1/28	1,150,000	1,108,612
4.625%, 7/17/28	240,000	243,722
3.750%, 1/14/29	975,000	959,761
2.457%, 5/5/30	3,360,000	3,050,678
5.250%, 5/14/34	1,000,000	1,047,790
Republic of Poland
3.250%, 4/6/26	1,500,000	1,481,580
4.625%, 3/18/29	500,000	512,495
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,451,719
3.250%, 1/17/28	750,000	708,281
5.375%, 3/12/29	500,000	507,500
2.500%, 1/15/30	515,000	451,912
4.500%, 1/17/33	220,000	206,319
5.500%, 3/12/34	1,250,000	1,248,828
Svensk Exportkredit AB
4.375%, 2/13/26(x)	355,000	356,180
2.250%, 3/22/27	500,000	481,443
4.125%, 6/14/28	500,000	506,472
4.875%, 10/4/30	600,000	631,196
United Mexican States
4.125%, 1/21/26	1,865,000	1,859,088
4.150%, 3/28/27	2,745,000	2,727,734
3.750%, 1/11/28	855,000	834,069
4.500%, 4/22/29	455,000	449,936
3.250%, 4/16/30	2,500,000	2,292,500
3.500%, 2/12/34	2,000,000	1,702,560

Total Foreign Government Securities		107,470,675

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	1,957
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,249
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	4,567
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,361
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	8,367
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	4,000	4,078
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,118
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	$204,000	$228,274
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
2.154%, 7/1/30	500,000	444,124
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,537
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	997,449
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	1,000,000	1,079,887
Ohio State University (The)
4.910%, 6/1/40	4,000	3,947
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,044
5.561%, 12/1/49	3,000	3,178
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	246,477
San Diego County Water Authority
6.138%, 5/1/49	4,000	4,385
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	4,000	4,934
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	467,656
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	250,000	247,978
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,074
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,276,899
University of California
1.316%, 5/15/27	250,000	234,023
1.614%, 5/15/30	125,000	110,044

Total Municipal Bonds		5,390,410

Supranational (2.4%)
African Development Bank
0.875%, 3/23/26	1,300,000	1,242,997
0.875%, 7/22/26(x)	1,159,000	1,099,523
4.375%, 3/14/28(x)	800,000	818,226
3.500%, 9/18/29	2,000,000	1,982,348
Asian Development Bank
4.250%, 1/9/26	400,000	401,262
0.500%, 2/4/26	4,000,000	3,820,409
1.000%, 4/14/26	1,300,000	1,245,075
2.000%, 4/24/26	1,000,000	971,890
4.875%, 5/21/26	1,000,000	1,016,736
1.750%, 8/14/26	1,000,000	964,916
2.625%, 1/12/27	2,500,000	2,439,744
1.500%, 1/20/27	2,000,000	1,903,861
2.500%, 11/2/27	2,500,000	2,414,922
2.750%, 1/19/28	1,000,000	972,045
3.750%, 4/25/28	1,040,000	1,042,876
1.250%, 6/9/28	500,000	458,609
4.500%, 8/25/28	1,531,000	1,576,399
3.125%, 9/26/28	400,000	392,914
4.375%, 3/6/29	1,000,000	1,028,729
1.875%, 3/15/29	1,000,000	926,985
1.750%, 9/19/29	500,000	456,002
1.875%, 1/24/30(x)	1,000,000	912,396
0.750%, 10/8/30	1,000,000	841,332
1.500%, 3/4/31	600,000	523,232
3.125%, 4/27/32	500,000	478,599
3.875%, 9/28/32	400,000	402,599
4.000%, 1/12/33	85,000	85,533
3.875%, 6/14/33	500,000	499,062
Asian Infrastructure Investment Bank (The)
0.500%, 1/27/26	2,500,000	2,390,375
3.750%, 9/14/27	400,000	400,956
4.250%, 3/13/34	500,000	513,165
Corp. Andina de Fomento
4.750%, 4/1/26	180,000	180,830
2.250%, 2/8/27	650,000	617,175
6.000%, 4/26/27	440,000	458,366
4.125%, 1/7/28	1,000,000	1,003,029
Council of Europe Development Bank
3.750%, 5/25/26	500,000	499,039
0.875%, 9/22/26	750,000	709,195
3.625%, 1/26/28	500,000	498,727
European Bank for Reconstruction & Development
0.500%, 11/25/25	600,000	576,304
0.500%, 1/28/26	750,000	716,084
4.375%, 3/9/28	1,400,000	1,431,768
4.250%, 3/13/34	1,500,000	1,537,558
European Investment Bank
0.375%, 12/15/25	2,000,000	1,915,056
0.375%, 3/26/26	3,375,000	3,204,410
2.125%, 4/13/26(x)	2,000,000	1,950,573
0.750%, 10/26/26(x)	1,111,000	1,045,664
1.375%, 3/15/27	2,500,000	2,366,092
4.375%, 3/19/27	1,500,000	1,525,201
2.375%, 5/24/27	1,000,000	967,199
0.625%, 10/21/27(x)	980,000	894,588
3.875%, 3/15/28	800,000	805,827
4.500%, 10/16/28	750,000	773,857
4.000%, 2/15/29	2,000,000	2,027,500
1.750%, 3/15/29(x)	800,000	737,200
4.750%, 6/15/29	833,000	871,293
1.625%, 10/9/29	410,000	371,754
3.625%, 7/15/30	960,000	956,438
0.750%, 9/23/30	750,000	633,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 2/14/31	$1,475,000	$1,268,836
1.625%, 5/13/31	750,000	657,931
4.375%, 10/10/31	250,000	259,165
3.750%, 2/14/33	815,000	807,461
4.125%, 2/13/34	3,500,000	3,555,661
Inter-American Development Bank
0.875%, 4/20/26	2,000,000	1,910,008
4.500%, 5/15/26	900,000	909,235
2.000%, 6/2/26	1,050,000	1,018,379
2.000%, 7/23/26	1,000,000	968,437
1.500%, 1/13/27	1,500,000	1,427,250
0.625%, 9/16/27	1,000,000	915,209
4.000%, 1/12/28	800,000	808,399
1.125%, 7/20/28	1,250,000	1,137,606
3.125%, 9/18/28	750,000	735,420
2.250%, 6/18/29	1,000,000	938,356
3.500%, 9/14/29(x)	800,000	793,667
1.125%, 1/13/31	3,800,000	3,244,214
3.625%, 9/17/31	800,000	792,173
4.500%, 9/13/33	800,000	834,112
4.375%, 7/17/34	1,000,000	1,034,192
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	758,899
4.250%, 2/14/29	2,000,000	2,038,589
International Bank for Reconstruction & Development
0.500%, 10/28/25	1,600,000	1,540,358
3.125%, 11/20/25	350,000	346,433
1.875%, 10/27/26	2,000,000	1,925,916
3.125%, 6/15/27	1,200,000	1,183,077
0.750%, 11/24/27	1,855,000	1,695,057
1.375%, 4/20/28	2,000,000	1,849,913
4.625%, 8/1/28	1,000,000	1,034,322
1.125%, 9/13/28	2,400,000	2,179,276
1.750%, 10/23/29	1,350,000	1,230,904
3.875%, 2/14/30	1,030,000	1,038,370
4.000%, 7/25/30	2,475,000	2,511,359
0.750%, 8/26/30	1,685,000	1,423,082
1.250%, 2/10/31	8,500,000	7,298,867
1.625%, 11/3/31	1,667,000	1,444,458
2.500%, 3/29/32	2,000,000	1,835,504
3.875%, 8/28/34	1,476,000	1,468,150
International Finance Corp.
0.750%, 10/8/26	1,000,000	942,191
4.500%, 7/13/28	450,000	464,087
4.250%, 7/2/29	1,400,000	1,434,684
0.750%, 8/27/30	750,000	633,370
Nordic Investment Bank
0.500%, 1/21/26	1,000,000	955,669
3.375%, 9/8/27	643,000	636,870
4.375%, 3/14/28	400,000	408,852
4.250%, 2/28/29	2,000,000	2,042,184

Total Supranational		127,834,146

U.S. Government Agency Securities (1.3%)
FFCB
1.040%, 1/25/29	10,000,000	8,925,273
1.380%, 1/14/31	15,000,000	12,849,244
FHLB
3.625%, 9/4/26	1,000,000	998,686
4.625%, 11/17/26	2,000,000	2,038,471
3.250%, 11/16/28(x)	5,000,000	4,935,693
5.500%, 7/15/36	3,000	3,406
FHLMC
0.600%, 10/20/25	10,000,000	9,636,497
FNMA
2.125%, 4/24/26	8,165,000	7,964,424
1.875%, 9/24/26	7,000,000	6,760,792
0.875%, 12/18/26	5,000,000	4,697,572
0.750%, 10/8/27	9,000,000	8,266,165
0.875%, 8/5/30	5,000,000	4,252,080
Tennessee Valley Authority
4.375%, 8/1/34	730,000	742,501
Series A
2.875%, 2/1/27	1,000,000	983,157

Total U.S. Government Agency Securities		73,053,961

U.S. Treasury Obligations (54.7%)
U.S. Treasury Notes
0.250%, 10/31/25	15,000,000	14,417,727
5.000%, 10/31/25	20,000,000	20,217,582
2.250%, 11/15/25	110,000,000	107,999,584
0.375%, 11/30/25	12,000,000	11,522,806
4.000%, 12/15/25	15,000,000	15,022,841
0.375%, 12/31/25	18,000,000	17,241,107
4.250%, 12/31/25	15,000,000	15,066,773
1.625%, 2/15/26	84,500,000	82,037,636
0.500%, 2/28/26	25,000,000	23,874,895
4.625%, 2/28/26	25,000,000	25,278,585
4.625%, 3/15/26	15,000,000	15,178,587
4.500%, 3/31/26	25,000,000	25,262,660
0.750%, 4/30/26	35,500,000	33,876,812
2.375%, 4/30/26	20,000,000	19,579,622
1.625%, 5/15/26	64,000,000	61,882,630
0.750%, 5/31/26	56,000,000	53,330,060
2.125%, 5/31/26	10,000,000	9,743,776
4.875%, 5/31/26	10,000,000	10,183,138
4.125%, 6/15/26	15,000,000	15,100,739
0.875%, 6/30/26	20,000,000	19,051,654
4.500%, 7/15/26	20,000,000	20,275,600
0.625%, 7/31/26	48,000,000	45,415,776
1.500%, 8/15/26	124,000,000	119,139,845
0.750%, 8/31/26	35,000,000	33,123,079
0.875%, 9/30/26	12,000,000	11,364,372
4.625%, 10/15/26	10,000,000	10,188,701
2.000%, 11/15/26	48,000,000	46,393,138
2.250%, 2/15/27	39,000,000	37,790,470
4.125%, 2/15/27	25,000,000	25,282,217
4.250%, 3/15/27	15,000,000	15,229,042
4.375%, 7/15/27	20,000,000	20,412,978
2.250%, 8/15/27	25,000,000	24,089,585
3.375%, 9/15/27	10,000,000	9,946,535
0.375%, 9/30/27	17,000,000	15,463,059
4.125%, 10/31/27	15,000,000	15,234,297
2.250%, 11/15/27	14,000,000	13,447,440
0.625%, 11/30/27	44,000,000	40,126,662
3.875%, 11/30/27	10,000,000	10,084,365
0.625%, 12/31/27	42,000,000	38,215,989
3.875%, 12/31/27	15,000,000	15,136,818
3.500%, 1/31/28	15,000,000	14,962,160
2.750%, 2/15/28	23,500,000	22,869,420
4.000%, 2/29/28	15,000,000	15,200,559
3.625%, 3/31/28	17,500,000	17,527,325
3.500%, 4/30/28	29,000,000	28,918,809
2.875%, 5/15/28	60,000,000	58,533,936
1.250%, 5/31/28	81,000,000	74,520,016
3.625%, 5/31/28	16,000,000	16,019,914
4.000%, 6/30/28	25,000,000	25,365,183
4.125%, 7/31/28	20,000,000	20,381,126
2.875%, 8/15/28	49,000,000	47,721,399
1.125%, 8/31/28	10,000,000	9,103,626
4.375%, 8/31/28	25,000,000	25,711,162
4.625%, 9/30/28	20,000,000	20,767,858
4.875%, 10/31/28	25,000,000	26,211,955
3.125%, 11/15/28	77,500,000	76,097,661
4.375%, 11/30/28	15,000,000	15,451,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 12/31/28	$38,000,000	$38,237,466
1.750%, 1/31/29	10,000,000	9,265,976
4.000%, 1/31/29	25,000,000	25,412,022
2.625%, 2/15/29	64,000,000	61,498,650
4.250%, 2/28/29	35,000,000	35,953,347
4.125%, 3/31/29	50,000,000	51,111,985
4.625%, 4/30/29	10,000,000	10,437,704
2.375%, 5/15/29	69,000,000	65,445,548
4.500%, 5/31/29	25,000,000	25,985,550
4.000%, 7/31/29	10,000,000	10,184,769
3.625%, 8/31/29	17,000,000	17,042,502
3.500%, 9/30/29	10,000,000	9,964,558
4.000%, 10/31/29	15,000,000	15,268,904
3.875%, 12/31/29	15,000,000	15,186,348
3.500%, 1/31/30	15,000,000	14,916,800
1.500%, 2/15/30	17,500,000	15,698,221
4.000%, 2/28/30	10,000,000	10,184,456
3.625%, 3/31/30	15,000,000	14,999,931
3.500%, 4/30/30	15,000,000	14,907,515
3.750%, 5/31/30	13,000,000	13,077,227
3.750%, 6/30/30	15,000,000	15,089,087
4.000%, 7/31/30	15,000,000	15,282,598
0.625%, 8/15/30	35,000,000	29,467,928
4.125%, 8/31/30	15,000,000	15,383,347
4.625%, 9/30/30	10,000,000	10,525,179
4.875%, 10/31/30	15,000,000	15,998,673
0.875%, 11/15/30	15,000,000	12,755,100
4.375%, 11/30/30	7,500,000	7,796,498
3.750%, 12/31/30	20,000,000	20,104,482
4.000%, 1/31/31	18,500,000	18,852,460
1.125%, 2/15/31	21,300,000	18,303,052
4.125%, 3/31/31	15,000,000	15,397,135
4.625%, 4/30/31	15,000,000	15,834,246
1.625%, 5/15/31	55,000,000	48,440,925
4.625%, 5/31/31	10,000,000	10,559,340
4.250%, 6/30/31	12,000,000	12,415,164
4.125%, 7/31/31	15,000,000	15,407,734
1.250%, 8/15/31	45,000,000	38,390,647
3.750%, 8/31/31	15,000,000	15,068,361
3.625%, 9/30/31	15,000,000	14,959,011
1.375%, 11/15/31	51,000,000	43,635,212
1.875%, 2/15/32	88,000,000	77,638,994
2.875%, 5/15/32	22,000,000	20,781,499
2.750%, 8/15/32	40,000,000	37,341,272
4.125%, 11/15/32	17,000,000	17,472,773
3.500%, 2/15/33	42,000,000	41,236,100
3.375%, 5/15/33	37,000,000	35,944,723
3.875%, 8/15/33	50,000,000	50,359,700
4.500%, 11/15/33	36,000,000	37,981,357
4.000%, 2/15/34	18,000,000	18,292,469
4.375%, 5/15/34	27,500,000	28,774,980
3.875%, 8/15/34	13,000,000	13,076,882

Total U.S. Treasury Obligations		2,940,938,869

Total Long-Term Debt Securities (92.1%) (Cost $5,078,481,717)		4,953,357,651

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(y)*	17,000	69,530
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)(x)(y)*	22,000	94,160

Total Preferred Stocks (0.0%)† (Cost $18,166)		163,690

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.1%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	25,300,000
Schwab Short-Term U.S. Treasury ETF	600,000	29,388,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	175,218,000
Vanguard Short-Term Treasury ETF	2,600,000	153,452,000

Total Exchange Traded Funds (7.1%) (Cost $392,715,080)		383,358,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	15,000,000	15,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	13,984,601	13,984,601
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	7,000,000	7,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		51,984,601

Total Short-Term Investments (1.0%) (Cost $51,984,601)		51,984,601

Total Investments in Securities (100.2%) (Cost $5,523,199,564)		5,388,863,942
Other Assets Less Liabilities (-0.2%)		(9,698,174)

Net Assets (100%)		$5,379,165,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $8,142,021 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(x)	All or a portion of security is on loan at September 30, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $51,682,207. This was collateralized by $922,830 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 12/26/24 – 2/15/51 and by cash of $51,984,601 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,044,917	$—	$3,044,917
Corporate Bonds
Communication Services	—	101,212,695	—	101,212,695
Consumer Discretionary	—	81,294,994	—	81,294,994
Consumer Staples	—	101,911,970	—	101,911,970
Energy	—	91,537,254	—	91,537,254
Financials	—	707,340,194	—	707,340,194
Health Care	—	144,444,004	—	144,444,004
Industrials	—	100,638,058	—	100,638,058
Information Technology	—	116,462,999	—	116,462,999
Materials	—	44,946,544	—	44,946,544
Real Estate	—	76,754,951	—	76,754,951
Utilities	—	129,081,010	—	129,081,010
Exchange Traded Funds	383,358,000	—	—	383,358,000
Foreign Government Securities	—	107,470,675	—	107,470,675
Municipal Bonds	—	5,390,410	—	5,390,410
Preferred Stocks
Financials	163,690	—	—	163,690
Short-Term Investments
Investment Companies	51,984,601	—	—	51,984,601
Supranational	—	127,834,146	—	127,834,146
U.S. Government Agency Securities	—	73,053,961	—	73,053,961
U.S. Treasury Obligations	—	2,940,938,869	—	2,940,938,869

Total Assets	$435,506,291	$4,953,357,651	$—	$5,388,863,942

Total Liabilities	$—	$—	$—	$—

Total	$435,506,291	$4,953,357,651	$—	$5,388,863,942

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,106,022
Aggregate gross unrealized depreciation	(180,848,784)

Net unrealized depreciation	$(134,742,762)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,523,606,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.9%)
Affirm Asset Securitization Trust,
Series 2023-A A
6.610%, 1/18/28§	$105,000	$105,444
Series 2023-B A
6.820%, 9/15/28§	270,000	275,465
Series 2023-X1 A
7.110%, 11/15/28§	45,786	45,965
Series 2024-A 1A
5.610%, 2/15/29§	525,000	530,877
Series 2024-A A
5.610%, 2/15/29§	150,000	151,679
American Credit Acceptance Receivables Trust,
Series 2022-4 C
7.860%, 2/15/29§	36,442	36,731
Series 2023-3 C
6.440%, 10/12/29§	370,000	372,515
Series 2023-4 B
6.630%, 2/14/28§	215,000	217,336
AmeriCredit Automobile Receivables Trust,
Series 2021-2 B
0.690%, 1/19/27	88,022	87,343
Series 2021-3 C
1.410%, 8/18/27	425,000	408,102
Series 2022-1 B
2.770%, 4/19/27	680,000	669,364
Series 2022-2 A3
4.380%, 4/18/28	188,148	187,720
Series 2023-1 B
5.570%, 3/20/28	450,000	459,676
Series 2024-1 A3
5.430%, 1/18/29	360,000	366,255
Aqua Finance Trust,
Series 2021-A A
1.540%, 7/17/46§	174,521	161,057
Auxilior Term Funding LLC,
Series 2023-1A A2
6.180%, 12/15/28§	127,283	128,465
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§	940,000	956,401
Series 2024-1A A
5.360%, 6/20/30§	120,000	123,656
BHG Securitization Trust,
Series 2022-C A
5.320%, 10/17/35§	14,021	14,021
Series 2024-1CON A
5.810%, 4/17/35§	134,961	137,412
Bridgecrest Lending Auto Securitization Trust,
Series 2023-1 A3
6.510%, 11/15/27	1,145,000	1,152,469
Series 2024-3 B
5.370%, 10/16/28	175,000	176,776
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3
0.500%, 10/20/25§	32,665	32,543
CarMax Auto Owner Trust,
Series 2021-4 A3
0.560%, 9/15/26	179,343	176,364
Series 2023-2 A3
5.050%, 1/18/28	550,000	554,283
Carvana Auto Receivables Trust,
Series 2021-P3 A3
0.700%, 11/10/26	200,236	197,529
Series 2023-N1 A
6.360%, 4/12/27§	125,814	126,227
Series 2023-P1 A3
5.980%, 12/10/27§	634,034	638,648
Series 2024-P2 A3
5.330%, 7/10/29	195,000	197,980
Chesapeake Funding II LLC,
Series 2023-1A A1
5.650%, 5/15/35§	301,933	304,331
Series 2024-1A A1
5.520%, 5/15/36§	190,553	192,380
Citizens Auto Receivables Trust,
Series 2024-1 A3
5.110%, 4/17/28§	150,000	151,733
Compass Datacenters Issuer II LLC,
Series 2024-2A A1
5.022%, 8/25/49§	320,000	321,030
Credit Acceptance Auto Loan Trust,
Series 2022-3A A
6.570%, 10/15/32§	735,000	740,148
Series 2023-1A A
6.480%, 3/15/33§	480,000	488,051
Series 2023-2A B
6.610%, 7/15/33§	435,000	444,676
Series 2023-3A C
7.620%, 12/15/33§	100,000	104,481
Series 2024-2A A
5.950%, 6/15/34§	265,000	270,705
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C A
6.050%, 1/20/31§	339,394	343,472
Dell Equipment Finance Trust,
Series 2023-3 A3
5.930%, 4/23/29§	620,000	630,160
DLLMT LLC,
Series 2023-1A A3
5.340%, 3/22/27§	590,000	593,961
Drive Auto Receivables Trust,
Series 2024-2 B
4.520%, 7/16/29	420,000	419,308
DT Auto Owner Trust,
Series 2021-4A C
1.500%, 9/15/27§	90,794	89,722
Series 2022-3A B
6.740%, 7/17/28§	565,000	567,054
Series 2023-2A B
5.410%, 2/15/29§	360,000	360,196
Enterprise Fleet Financing LLC,
Series 2021-2 A2
0.480%, 5/20/27§	33,240	33,099
Series 2022-3 A2
4.380%, 7/20/29§	71,025	70,837
Series 2023-2 A2
5.560%, 4/22/30§	304,874	307,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-1 A3
5.160%, 9/20/30§	$150,000	$154,142
Series 2024-3 A4
5.060%, 3/20/31§	245,000	249,717
Exeter Automobile Receivables Trust,
Series 2022-5A B
5.970%, 3/15/27	266,924	267,168
Series 2023-1A B
5.720%, 4/15/27	189,848	189,922
Series 2023-2A B
5.610%, 9/15/27	348,508	348,872
Series 2024-4A C
5.480%, 8/15/30	200,000	202,727
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	11,579	11,518
Series 2022-4 A3
6.320%, 6/15/27§	420,000	421,720
Series 2023-2 C
5.810%, 5/15/29§	460,000	465,462
Ford Credit Auto Owner Trust,
Series 2021-1 A
1.370%, 10/17/33§	275,000	262,560
Foursight Capital Automobile Receivables Trust,
Series 2022-1 A3
1.830%, 12/15/26§	37,946	37,870
Series 2022-2 A3
4.590%, 6/15/27§	114,830	114,790
Frontier Issuer LLC,
Series 2023-1 A2
6.600%, 8/20/53§	605,000	620,527
Series 2024-1 A2
6.190%, 6/20/54§	170,000	177,353
GECU Auto Receivables Trust,
Series 2023-1A A3
5.630%, 8/15/28§	340,000	345,205
GLS Auto Receivables Issuer Trust,
Series 2024-2A B
5.770%, 11/15/28§	395,000	402,519
Series 2024-3A B
5.080%, 1/16/29§	205,000	207,345
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	110,000	111,438
Series 2024-3A A2
5.590%, 10/15/29§	325,000	330,321
GM Financial Revolving Receivables Trust,
Series 2021-1 A
1.170%, 6/12/34§	195,000	183,790
Series 2024-1 A
4.980%, 12/11/36§	465,000	476,620
GreenSky Home Improvement Trust,
Series 2024-1 A3
5.550%, 6/25/59§	195,000	199,950
Harley-Davidson Motorcycle Trust,
Series 2021-B A3
0.560%, 11/16/26	61,322	61,009
Hertz Vehicle Financing III LLC,
Series 2023-3A A
5.940%, 2/25/28§	630,000	645,663
Series 2024-1A A
5.440%, 1/25/29§	375,000	382,253
Hertz Vehicle Financing LLC,
Series 2022-2A A
2.330%, 6/26/28§	400,000	376,671
Hilton Grand Vacations Trust,
Series 2022-2A C
5.570%, 1/25/37§	52,374	52,524
Huntington Auto Trust,
Series 2024-1A A3
5.230%, 1/16/29§	270,000	274,244
LAD Auto Receivables Trust,
Series 2023-4A B
6.390%, 10/16/28§	190,000	193,796
Series 2024-1A A4
5.170%, 9/15/28§	125,000	126,183
Series 2024-2A A3
5.610%, 8/15/28§	235,000	238,990
M&T Equipment 2023-LEAF1 Notes,
Series 2023-1A A3
5.740%, 7/15/30§	290,000	293,396
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3
0.460%, 6/15/26	139,317	137,487
Merchants Fleet Funding LLC,
Series 2023-1A A
7.210%, 5/20/36§	511,484	518,040
Mercury Financial Credit Card Master Trust,
Series 2024-2A A
6.560%, 7/20/29§	355,000	361,967
Mission Lane Credit Card Master Trust,
Series 2023-A A
7.230%, 7/17/28§	190,000	191,091
MVW LLC,
Series 2024-1A A
5.320%, 2/20/43§	141,310	144,212
Navient Private Education Refi Loan Trust,
Series 2019-GA A
2.400%, 10/15/68§	51,485	49,225
Series 2021-EA A
0.970%, 12/16/69§	828,401	732,268
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1
1.910%, 10/20/61§	695,000	640,940
Octane Receivables Trust,
Series 2024-2A A2
5.800%, 7/20/32§	470,000	475,409
OneMain Financial Issuance Trust,
Series 2022-S1 A
4.130%, 5/14/35§	805,000	801,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
PenFed Auto Receivables Owner Trust,
Series 2024-A A3
4.700%, 6/15/29§	$190,000	$191,159
Post Road Equipment Finance LLC,
Series 2024-1A A2
5.590%, 11/15/29§	105,000	106,040
Prestige Auto Receivables Trust,
Series 2021-1A C
1.530%, 2/15/28§	318,831	312,979
Series 2023-1A C
5.650%, 2/15/28§	350,000	351,956
Regional Management Issuance Trust,
Series 2024-1 A
5.830%, 7/15/36§	150,000	155,176
Republic Finance Issuance Trust,
Series 2024-A A
5.910%, 8/20/32§	235,000	238,758
Santander Drive Auto Receivables Trust,
Series 2022-3 B
4.130%, 8/16/27	387,405	386,271
Series 2022-4 B
4.420%, 11/15/27	450,000	448,596
Series 2023-1 C
5.090%, 5/15/30	115,000	115,870
Series 2023-3 C
5.770%, 11/15/30	155,000	158,938
Series 2023-4 B
5.770%, 12/15/28	325,000	331,748
Series 2023-5 B
6.160%, 12/17/29	495,000	511,390
Series 2024-3 A3
5.630%, 1/16/29	360,000	365,272
Series 2024-4 A3
4.850%, 1/16/29	275,000	276,373
SBNA Auto Lease Trust,
Series 2024-A A3
5.390%, 11/20/26§	220,000	221,837
Series 2024-B A3
5.560%, 11/22/27§	265,000	269,652
Series 2024-C A3
4.560%, 2/22/28§	105,000	105,142
SCF Equipment Leasing LLC,
Series 2022-1A A3
2.920%, 7/20/29§	188,440	186,773
Series 2023-1A A2
6.560%, 1/22/30§	312,600	315,496
Series 2024-1A A3
5.520%, 1/20/32§	190,000	195,753
SEB Funding LLC,
Series 2024-1A A2
7.386%, 4/30/54§	240,000	248,531
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	390,000	395,593
Sierra Timeshare Receivables Funding LLC,
Series 2024-2A A
5.140%, 6/20/41§	367,028	373,162
SMB Private Education Loan Trust,
Series 2021-D A1A
1.340%, 3/17/53§	182,133	168,261
SoFi Professional Loan Program Trust,
Series 2020-A A2FX
2.540%, 5/15/46§	50,469	47,988
Stream Innovations Issuer Trust,
Series 2024-1A A
6.270%, 7/15/44§	88,260	90,328
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	110,000	107,657
Toyota Auto Receivables Owner Trust,
Series 2021-C A3
0.430%, 1/15/26	136,964	135,717
United Auto Credit Securitization Trust,
Series 2022-2 C
5.810%, 5/10/27§	141,986	142,031
VStrong Auto Receivables Trust,
Series 2024-A B
5.770%, 7/15/30§	48,000	49,425
Westlake Automobile Receivables Trust,
Series 2023-3A C
6.020%, 9/15/28§	615,000	626,807
Series 2024-2A A3
5.560%, 2/15/28§	200,000	202,595
Wheels Fleet Lease Funding LLC,
Series 2023-1A A
5.800%, 4/18/38§	594,902	598,079
Series 2024-1A A1
5.490%, 2/18/39§	280,000	284,335
Series 2024-2A A1
4.870%, 6/21/39§	260,000	262,335
World Omni Auto Receivables Trust,
Series 2024-C A3
4.430%, 12/17/29	280,000	282,057
World Omni Select Auto Trust,
Series 2021-A B
0.850%, 8/16/27	300,000	295,939
Ziply Fiber Issuer LLC,
Series 2024-1A A2
6.640%, 4/20/54§	745,000	767,535

Total Asset-Backed Securities		37,923,272

Collateralized Mortgage Obligations (0.3%)
Connecticut Avenue Securities Trust,
Series 2024-R06 1B1
7.393%, 9/25/44(l)§	1,870,000	1,876,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA,
Series 2022-120 EI
5.500%, 2/20/47 IO	$1,596,439	$254,220

Total Collateralized Mortgage Obligations		2,130,356

Commercial Mortgage-Backed Securities (2.3%)
BANK,
Series 2020-BN27 A5
2.144%, 4/15/63	250,000	214,941
Series 2021-BN34 A5
2.438%, 6/15/63	660,000	558,045
Series 2021-BN37 A5
2.618%, 11/15/64(l)	755,000	657,043
BANK5,
Series 2023-5YR3 A3
6.724%, 9/15/56(l)	385,000	414,690
Series 2023-5YR4 A3
6.500%, 12/15/56	142,826	152,411
BANK5 Trust,
Series 2024-5YR6 A3
6.225%, 5/15/57	740,000	787,178
BBCMS Mortgage Trust,
Series 2020-BID A
7.351%, 10/15/37(l)§	215,000	214,597
Series 2021-C12 A5
2.689%, 11/15/54	755,000	667,568
Series 2024-5C25 A3
5.946%, 3/15/57	400,000	418,358
Benchmark Mortgage Trust,
Series 2021-B28 A5
2.224%, 8/15/54	780,000	670,902
Series 2023-V2 A3
5.812%, 5/15/55(l)	470,000	488,277
BPR Trust,
Series 2021-NRD A
6.622%, 12/15/38(l)§	420,000	408,830
Series 2022-OANA A
6.995%, 4/15/37(l)§	310,000	310,967
BX Trust,
Series 2024-VLT4 A
6.588%, 7/15/29(l)§	310,000	310,000
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D
4.996%, 5/10/58(l)§	1,300,000	1,210,072
CSMC LLC,
Series 2014-USA A1
3.304%, 9/15/37§	272,399	243,785
Series 2014-USA A2
3.953%, 9/15/37§	575,000	512,419
DC Commercial Mortgage Trust,
Series 2023-DC A
6.314%, 9/12/40§	295,000	309,293
DROP Mortgage Trust,
Series 2021-FILE A
6.361%, 10/15/43(l)§	420,000	397,686
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1
1.049%, 4/25/34 IO(l)	5,122,775	292,544
Series K738 A2
1.545%, 1/25/27	250,000	238,328
Series K-F107 AS
5.596%, 3/25/28(l)	750,936	747,187
GNMA,
Series 2024-67 EI
0.682%, 10/16/65 IO(l)	752,798	44,378
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A
2.954%, 11/5/34§	303,860	237,004
Series 2013-PEMB A
3.668%, 3/5/33(l)§	140,000	115,988
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7
3.914%, 8/5/34§	64,337	62,681
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24 D
3.257%, 5/15/48§	1,480,000	1,321,870
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4
2.041%, 7/15/53	275,000	240,473
Series 2021-L7 A5
2.574%, 10/15/54	775,000	678,668
SCOTT Trust,
Series 2023-SFS A
5.910%, 3/10/40§	480,000	494,223
SPGN Mortgage Trust,
Series 2022-TFLM A
6.647%, 2/15/39(l)§	760,000	748,612
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4
2.118%, 8/15/53	355,000	312,055
Series 2020-C58 A4
2.092%, 7/15/53	100,000	86,474
Series 2021-C60 A4
2.342%, 8/15/54	1,540,000	1,337,424
Series 2021-C61 A4
2.658%, 11/15/54	1,100,000	969,748
Series 2022-C62 A4
4.000%, 4/15/55(l)	715,000	683,917

Total Commercial Mortgage-Backed Securities		17,558,636

Corporate Bonds (25.3%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
Altice France SA
8.125%, 2/1/27§	200,000	162,500
CCO Holdings LLC
5.500%, 5/1/26§	144,000	143,280
6.375%, 9/1/29§	279,000	278,135
4.750%, 3/1/30§	112,000	102,620
4.750%, 2/1/32§	434,000	380,574
4.500%, 5/1/32(x)	436,000	375,466
4.500%, 6/1/33§	526,000	445,317
Level 3 Financing, Inc.
4.500%, 4/1/30§	308,000	240,240
Windstream Escrow LLC
7.750%, 8/15/28	285	4
7.750%, 8/15/28§	250,000	249,300
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	494,000	440,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 3/1/28§	$81,000	$67,230

		2,885,497

Entertainment (0.1%)
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	214,000	213,594
6.500%, 5/15/27§	230,000	234,025
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	360,000	366,487

		814,106

Interactive Media & Services (0.0%)†
Meta Platforms, Inc.
5.400%, 8/15/54	380,000	398,435

Media (0.9%)
Charter Communications Operating LLC
6.100%, 6/1/29	790,000	818,282
Cox Communications, Inc.
5.950%, 9/1/54§	775,000	773,199
CSC Holdings LLC
11.750%, 1/31/29§	496,000	477,400
Gray Television, Inc.
10.500%, 7/15/29§	106,000	110,585
4.750%, 10/15/30§	286,000	181,610
5.375%, 11/15/31§	150,000	94,500
McGraw-Hill Education, Inc.
8.000%, 8/1/29(x)§	425,000	425,582
Neptune Bidco US, Inc.
9.290%, 4/15/29§	443,000	432,931
Nexstar Media, Inc.
5.625%, 7/15/27§	325,000	322,010
Outfront Media Capital LLC
5.000%, 8/15/27§	327,000	323,321
Sinclair Television Group, Inc.
5.500%, 3/1/30§	255,000	182,963
Sirius XM Radio, Inc.
3.125%, 9/1/26§	372,000	359,333
3.875%, 9/1/31(x)§	474,000	412,973
Stagwell Global LLC
5.625%, 8/15/29§	446,000	431,897
TEGNA, Inc.
4.750%, 3/15/26§	271,000	267,612
5.000%, 9/15/29	261,000	248,013
Univision Communications, Inc.
7.375%, 6/30/30(x)§	253,000	245,410
8.500%, 7/31/31§	226,000	226,373
VZ Secured Financing BV
5.000%, 1/15/32§	330,000	303,049
Ziggo Bond Co. BV
6.000%, 1/15/27§	348,000	346,573

		6,983,616

Total Communication Services		11,081,654

Consumer Discretionary (2.6%)
Automobile Components (0.2%)
Aptiv plc
5.150%, 9/13/34	310,000	304,151
Clarios Global LP
6.750%, 5/15/28§	521,000	536,948
Denso Corp.
1.239%, 9/16/26§	565,000	531,744

		1,372,843

Automobiles (0.3%)
BMW US Capital LLC
4.850%, 8/13/31§	535,000	537,262
Hyundai Capital America
5.950%, 9/21/26§	440,000	453,046
4.750%, 9/26/31§	345,000	341,863
Nissan Motor Acceptance Co. LLC
5.550%, 9/13/29§	365,000	361,943
Volkswagen Group of America Finance LLC
5.250%, 3/22/29§	1,010,000	1,026,788

		2,720,902

Broadline Retail (0.1%)
Getty Images, Inc.
9.750%, 3/1/27§	780,000	779,025
K2016470219 South Africa Ltd.
3.000%, 12/31/22(h)(r)§	245,575	—

		779,025

Distributors (0.3%)
Genuine Parts Co.
4.950%, 8/15/29	435,000	441,810
LKQ Corp.
5.750%, 6/15/28	360,000	373,425
Resideo Funding, Inc.
6.500%, 7/15/32§	192,000	196,717
Ritchie Bros Holdings, Inc.
6.750%, 3/15/28§	374,000	385,781
7.750%, 3/15/31§	196,000	208,191
Velocity Vehicle Group LLC
8.000%, 6/1/29§	150,000	155,624
Verde Purchaser LLC
10.500%, 11/30/30§	257,000	278,051
Windsor Holdings III LLC
8.500%, 6/15/30§	320,000	341,184

		2,380,783

Diversified Consumer Services (0.1%)
Service Corp. International
5.750%, 10/15/32	202,000	203,347
Wand NewCo 3, Inc.
7.625%, 1/30/32§	220,000	231,803

		435,150

Hotels, Restaurants & Leisure (1.1%)
1011778 BC ULC
3.875%, 1/15/28§	294,000	282,607
5.625%, 9/15/29§	307,000	311,897
Caesars Entertainment, Inc.
7.000%, 2/15/30§	655,000	684,521
Carnival Corp.
6.000%, 5/1/29§	357,000	361,462
7.000%, 8/15/29§	189,000	200,813
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	182,000	195,979
CEC Entertainment LLC
6.750%, 5/1/26§	188,000	186,086
Churchill Downs, Inc.
5.500%, 4/1/27§	168,000	166,790
5.750%, 4/1/30§	361,000	359,560
Darden Restaurants, Inc.
4.550%, 10/15/29	390,000	389,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Dave & Buster’s, Inc.
7.625%, 11/1/25§	$414,000	$412,551
Expedia Group, Inc.
6.250%, 5/1/25§	290,000	290,506
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	206,500
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	233,000	233,583
3.625%, 2/15/32§	334,000	301,852
5.875%, 3/15/33§	185,000	188,541
Hyatt Hotels Corp.
5.250%, 6/30/29	420,000	430,340
Life Time, Inc.
5.750%, 1/15/26§	396,000	396,000
MajorDrive Holdings IV LLC
6.375%, 6/1/29(x)§	244,000	236,985
NCL Corp. Ltd.
8.375%, 2/1/28§	240,000	251,347
Ontario Gaming GTA LP
8.000%, 8/1/30§	374,000	388,025
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	261,000	263,093
6.000%, 2/1/33§	238,000	243,155
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	264,570
Six Flags Entertainment Corp.
6.625%, 5/1/32§	348,000	359,419
Station Casinos LLC
4.500%, 2/15/28§	182,000	175,175
4.625%, 12/1/31§	180,000	166,725
Vail Resorts, Inc.
6.500%, 5/15/32§	175,000	182,910
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	262,000	251,520
Yum! Brands, Inc.
5.375%, 4/1/32	256,000	254,912

		8,636,687

Household Durables (0.1%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	320,000	320,000
9.500%, 10/15/29§	127,000	127,317
M.D.C. Holdings, Inc.
3.966%, 8/6/61	360,000	303,516
Newell Brands, Inc.
6.625%, 9/15/29	158,000	159,778

		910,611

Specialty Retail (0.3%)
AutoNation, Inc.
3.500%, 11/15/24	170,000	169,515
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	119,000	125,503
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	365,000	277,895
eG Global Finance plc
12.000%, 11/30/28§	200,000	222,578
LBM Acquisition LLC
6.250%, 1/15/29§	274,000	258,240
LCM Investments Holdings II LLC
4.875%, 5/1/29§	250,000	240,000
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	330,000	327,703
White Cap Buyer LLC
6.875%, 10/15/28§	337,000	338,685

		1,960,119

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.
4.125%, 8/15/31§	270,000	244,566
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	353,000	379,708
S&S Holdings LLC
8.375%, 10/1/31§	278,000	280,085

		904,359

Total Consumer Discretionary		20,100,479

Consumer Staples (0.8%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	273,000	261,398
Suntory Holdings Ltd.
5.124%, 6/11/29§	240,000	248,326

		509,724

Consumer Staples Distribution & Retail (0.2%)
Kroger Co. (The)
5.500%, 9/15/54	190,000	191,266
Performance Food Group, Inc.
6.125%, 9/15/32§	159,000	162,646
Target Corp.
4.500%, 9/15/34	520,000	520,033
United Natural Foods, Inc.
6.750%, 10/15/28§	332,000	316,230
US Foods, Inc.
4.625%, 6/1/30§	297,000	286,234
7.250%, 1/15/32§	177,000	187,482

		1,663,891

Food Products (0.3%)
Campbell Soup Co.
5.250%, 10/13/54	390,000	387,134
Darling Ingredients, Inc.
6.000%, 6/15/30§	398,000	400,487
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	173,000	183,110
9.625%, 9/15/32§	79,000	81,725
Post Holdings, Inc.
5.625%, 1/15/28(x)§	162,000	162,834
5.500%, 12/15/29§	84,000	83,427
4.500%, 9/15/31(x)§	261,000	243,383
6.375%, 3/1/33§	158,000	159,943
6.250%, 10/15/34§	226,000	226,766
Sigma Holdco BV
7.875%, 5/15/26§	219,000	217,128
Simmons Foods, Inc.
4.625%, 3/1/29§	180,000	170,100

		2,316,037

Household Products (0.0%)†
Energizer Holdings, Inc.
4.750%, 6/15/28§	247,000	238,972
Kronos Acquisition Holdings, Inc.
10.750%, 6/30/32§	135,000	128,250

		367,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Personal Care Products (0.1%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	$95,000	$94,499
Prestige Brands, Inc.
3.750%, 4/1/31§	345,000	316,300

		410,799

Tobacco (0.1%)
Imperial Brands Finance plc
5.500%, 2/1/30§	800,000	824,400

Total Consumer Staples		6,092,073

Energy (2.7%)
Energy Equipment & Services (0.1%)
Helmerich & Payne, Inc.
5.500%, 12/1/34§	465,000	452,890
Transocean, Inc.
8.750%, 2/15/30§	199,750	208,239

		661,129

Oil, Gas & Consumable Fuels (2.6%)
Aethon United BR LP
8.250%, 2/15/26§	154,000	155,771
Antero Resources Corp.
7.625%, 2/1/29§	155,000	159,180
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	236,000	235,705
Baytex Energy Corp.
8.500%, 4/30/30§	3,300,000	3,422,100
Blue Racer Midstream LLC
6.625%, 7/15/26§	255,000	254,681
7.250%, 7/15/32§	128,000	133,920
Crescent Energy Finance LLC
7.625%, 4/1/32(x)§	260,000	259,350
Delek Logistics Partners LP
8.625%, 3/15/29§	453,000	475,650
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	230,000	234,025
Energy Transfer LP
7.500%, 7/1/38	170,000	201,934
Genesis Energy LP
8.000%, 1/15/27	133,000	135,993
7.750%, 2/1/28	377,000	380,770
Kinder Morgan, Inc.
5.950%, 8/1/54	490,000	505,757
Kinetik Holdings LP
5.875%, 6/15/30§	511,000	514,209
NGL Energy Operating LLC
8.375%, 2/15/32§	387,000	398,475
NuStar Logistics LP
5.750%, 10/1/25	213,000	212,734
6.000%, 6/1/26	165,000	166,029
Occidental Petroleum Corp.
6.050%, 10/1/54	375,000	378,448
ONEOK, Inc.
5.700%, 11/1/54	390,000	386,610
Permian Resources Operating LLC
5.875%, 7/1/29§	194,000	194,000
6.250%, 2/1/33§	166,000	168,371
Petroleos Mexicanos
5.350%, 2/12/28	8,740,000	8,167,530
Phillips 66 Co.
4.950%, 3/15/35	300,000	295,623
5.650%, 6/15/54	460,000	461,728
Pioneer Natural Resources Co.
5.100%, 3/29/26	480,000	486,667
Summit Midstream Holdings LLC
8.625%, 10/31/29§	465,000	485,111
Sunoco LP
4.500%, 4/30/30(x)	216,000	206,920
7.250%, 5/1/32§	228,000	241,363
TotalEnergies Capital SA
5.275%, 9/10/54	775,000	770,036

		20,088,690

Total Energy		20,749,819

Financials (8.9%)
Banks (2.7%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27(k)§	400,000	413,678
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26(k)§	495,000	509,163
ANZ New Zealand Int’l Ltd.
5.355%, 8/14/28§	285,000	295,388
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	730,000	723,925
(SOFR + 1.91%), 5.425%, 8/15/35(k)(x)	760,000	777,651
Bank of America NA
5.526%, 8/18/26	760,000	780,874
Bank of Ireland Group plc
(SOFR + 1.62%), 5.601%, 3/20/30(k)§	755,000	781,324
Bank of Montreal
5.511%, 6/4/31	490,000	515,697
Bank of New Zealand
2.285%, 1/27/27§	605,000	580,845
Bank of Nova Scotia (The)
5.450%, 8/1/29(x)	515,000	538,555
Banque Federative du Credit Mutuel SA
5.194%, 2/16/28§	475,000	487,282
Barclays plc
(SOFR + 1.91%), 5.335%, 9/10/35(k)	1,000,000	1,005,052
Canadian Imperial Bank of Commerce
5.237%, 6/28/27	580,000	595,635
(SOFR + 1.34%), 4.631%, 9/11/30(k)	265,000	266,757
Citigroup, Inc.
(SOFR + 1.34%), 4.542%, 9/19/30(k)	940,000	941,397
Citizens Financial Group, Inc.
(SOFR + 1.91%), 5.718%, 7/23/32(k)	355,000	366,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	$235,000	$231,991
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30(k)	185,000	190,559
Credit Agricole SA
(SOFR + 1.00%), 4.631%, 9/11/28(k)§	620,000	623,174
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26(k)§	350,000	338,113
Federation des Caisses
Desjardins du Quebec 5.700%, 3/14/28§	295,000	304,806
HSBC Holdings plc
(SOFR + 1.57%), 5.887%, 8/14/27(k)	445,000	456,534
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29(k)	295,000	311,658
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)	1,000,000	1,029,666
National Bank of Canada
5.600%, 12/18/28	255,000	266,016
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.964%, 8/15/30(k)	645,000	654,378
Nordea Bank Abp
4.375%, 9/10/29§	770,000	772,050
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35(k)	515,000	524,187
Royal Bank of Canada
(SOFR + 1.10%), 4.969%, 8/2/30(k)(x)	1,160,000	1,186,725
Santander Holdings USA, Inc.
(SOFR + 1.94%), 5.353%, 9/6/30(k)	935,000	945,108
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	415,000	421,566
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.018%, 2/8/30(k)§	340,000	369,862
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§	415,000	423,505
Swedbank AB
6.136%, 9/12/26§	380,000	392,609
5.407%, 3/14/29§	360,000	372,545
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29(k)	435,000	475,568
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	341,775
Westpac Banking Corp.
5.050%, 4/16/29	750,000	778,111

		20,990,250

Capital Markets (2.1%)
Antares Holdings LP
3.750%, 7/15/27§	375,000	355,108
Apollo Debt Solutions BDC
6.700%, 7/29/31§	455,000	467,284
Ares Capital Corp.
4.250%, 3/1/25	695,000	691,613
7.000%, 1/15/27	200,000	208,065
5.950%, 7/15/29(x)	245,000	251,072
Ares Strategic Income Fund
6.350%, 8/15/29§	230,000	233,849
Aretec Group, Inc.
7.500%, 4/1/29§	134,000	126,630
10.000%, 8/15/30(x)§	131,000	139,039
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	325,000	306,675
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27(k)	315,000	317,877
(SOFR + 1.23%), 5.060%, 7/22/32(k)	370,000	380,131
Blue Owl Capital Corp.
3.750%, 7/22/25	260,000	257,000
Blue Owl Capital Corp. II
8.450%, 11/15/26§	230,000	241,379
Blue Owl Credit Income Corp.
7.950%, 6/13/28	415,000	443,345
5.800%, 3/15/30§	330,000	326,373
Blue Owl Technology Finance Corp.
4.750%, 12/15/25§	375,000	368,875
Blue Owl Technology Finance Corp. II
6.750%, 4/4/29§	610,000	611,727
Cantor Fitzgerald LP
7.200%, 12/12/28§	275,000	291,614
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	195,000	202,952
5.414%, 5/10/29	270,000	280,335
FS KKR Capital Corp.
7.875%, 1/15/29	275,000	295,625
6.875%, 8/15/29	440,000	457,377
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.414%, 5/21/27(k)	420,000	426,911
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26(k)	790,000	796,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.21%), 5.049%, 7/23/30(k)	$465,000	$475,548
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,500,000	3,323,462
Hercules Capital, Inc.
3.375%, 1/20/27	495,000	471,013
HPS Corporate Lending Fund
6.250%, 9/30/29§	300,000	305,158
Jefferies Financial Group, Inc.
5.875%, 7/21/28	295,000	307,135
Main Street Capital Corp.
3.000%, 7/14/26	215,000	205,989
6.500%, 6/4/27	400,000	409,173
Morgan Stanley
(SOFR + 1.56%), 5.320%, 7/19/35(k)	500,000	516,363
New Mountain Finance Corp.
6.200%, 10/15/27	155,000	154,691
6.875%, 2/1/29	150,000	151,685
Oaktree Strategic Credit Fund
6.500%, 7/23/29§	200,000	202,936
Sixth Street Lending Partners
6.500%, 3/11/29§	350,000	358,567
5.750%, 1/15/30§	310,000	308,701
Sixth Street Specialty Lending, Inc.
6.125%, 3/1/29	125,000	128,454
State Street Corp.
(SOFR + 1.02%), 4.530%, 2/20/29(k)	290,000	292,651
UBS AG
5.000%, 7/9/27	425,000	433,828

		16,523,173

Consumer Finance (0.9%)
AerCap Ireland Capital DAC
4.625%, 9/10/29	285,000	284,942
American Honda Finance Corp.
4.400%, 9/5/29	1,015,000	1,019,089
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	392,016
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	224,000	236,934
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27(k)	335,000	352,428
(SOFR + 2.64%), 6.312%, 6/8/29(k)	35,000	36,782
Enova International, Inc.
9.125%, 8/1/29§	197,000	202,171
General Motors Financial Co., Inc.
6.050%, 10/10/25	435,000	440,233
GGAM Finance Ltd.
8.000%, 2/15/27§	172,000	179,042
8.000%, 6/15/28§	240,000	256,416
Hyundai Capital Services, Inc.
2.125%, 4/24/25§	270,000	265,996
John Deere Capital Corp.
4.900%, 3/7/31	500,000	516,974
Mitsubishi HC Finance America LLC
5.150%, 10/24/29§	755,000	772,786
PACCAR Financial Corp.
4.000%, 9/26/29	235,000	234,574
Synchrony Financial
4.875%, 6/13/25	320,000	319,177
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	285,000	291,921
Toyota Motor Credit Corp.
5.050%, 5/16/29	745,000	772,567

		6,574,048

Financial Services (1.6%)
Armor Holdco, Inc.
8.500%, 11/15/29§	222,000	212,203
Enact Holdings, Inc.
6.250%, 5/28/29	625,000	649,050
Essent Group Ltd.
6.250%, 7/1/29	535,000	556,502
Fiserv, Inc.
4.750%, 3/15/30	395,000	402,542
Freedom Mortgage Corp.
6.625%, 1/15/27§	1,850,000	1,850,000
12.000%, 10/1/28§	228,000	248,520
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	237,000	245,579
Global Payments, Inc.
1.500%, 11/15/24	450,000	447,616
JPMorgan Chase Bank NA
5.110%, 12/8/26	1,485,000	1,517,674
Mastercard, Inc.
4.550%, 1/15/35	620,000	621,615
National Rural Utilities Cooperative Finance Corp.
5.600%, 11/13/26	570,000	586,808
Nationwide Building Society
5.127%, 7/29/29§	620,000	637,396
NCR Atleos Corp.
9.500%, 4/1/29§	271,000	297,439
NMI Holdings, Inc.
6.000%, 8/15/29	300,000	307,975
NTT Finance Corp.
5.110%, 7/2/29§	745,000	767,524
ORIX Corp.
3.250%, 12/4/24	230,000	229,172
PayPal Holdings, Inc.
5.150%, 6/1/34	560,000	583,207
PHH Mortgage Corp.
7.875%, 3/15/26§	185,000	185,285
Radian Group, Inc.
6.200%, 5/15/29	200,000	208,991
Rocket Mortgage LLC
2.875%, 10/15/26§	189,000	181,671
Shift4 Payments LLC
4.625%, 11/1/26(x)§	406,000	401,835
6.750%, 8/15/32§	517,000	538,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Synchrony Bank
5.400%, 8/22/25	$465,000	$466,115
Western Union Co. (The)
1.350%, 3/15/26	175,000	166,940

		12,310,471

Insurance (1.6%)
Acrisure LLC
8.250%, 2/1/29§	380,000	390,735
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	152,000	151,430
American National Group, Inc.
5.750%, 10/1/29	280,000	281,810
Arthur J Gallagher & Co.
3.050%, 3/9/52	525,000	347,615
Athene Global Funding
5.349%, 7/9/27§	1,060,000	1,081,779
Baldwin Insurance Group Holdings LLC
7.125%, 5/15/31§	173,000	181,382
Brighthouse Financial Global Funding
1.750%, 1/13/25§	85,000	84,172
5.550%, 4/9/27§	610,000	622,831
BroadStreet Partners, Inc.
5.875%, 4/15/29§	250,000	238,340
Chubb INA Holdings LLC
4.650%, 8/15/29	505,000	516,369
CNO Global Funding
2.650%, 1/6/29§	775,000	708,711
Corebridge Global Funding
5.200%, 6/24/29§	425,000	438,476
F&G Global Funding
5.150%, 7/7/25§	485,000	484,575
5.875%, 6/10/27§	260,000	265,910
GA Global Funding Trust
2.250%, 1/6/27§	775,000	737,262
4.400%, 9/23/27(x)§	350,000	349,041
GTCR AP Finance, Inc.
8.000%, 5/15/27§	238,000	236,893
Hill City Funding Trust
4.046%, 8/15/41§	350,000	288,286
HUB International Ltd.
7.250%, 6/15/30§	290,000	301,509
Jackson National Life Global Funding
1.750%, 1/12/25§	450,000	445,392
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	268,543
MetLife, Inc.
5.300%, 12/15/34	1,030,000	1,076,308
New York Life Global Funding
5.000%, 6/6/29§	570,000	590,491
Northwestern Mutual Global Funding
4.900%, 6/12/28§	775,000	791,329
Panther Escrow Issuer LLC
7.125%, 6/1/31§	165,000	172,549
Principal Life Global Funding II
4.600%, 8/19/27§	270,000	273,435
Reinsurance Group of America, Inc.
5.750%, 9/15/34(x)	440,000	461,676
SiriusPoint Ltd.
7.000%, 4/5/29	415,000	435,606
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	264,941

		12,487,396

Total Financials		68,885,338

Health Care (1.3%)
Biotechnology (0.0%)†
Grifols SA
4.750%, 10/15/28§	210,000	196,598

Health Care Equipment & Supplies (0.2%)
GE HealthCare Technologies, Inc.
5.550%, 11/15/24	620,000	620,109
Medline Borrower LP
5.250%, 10/1/29§	206,000	200,946
Neogen Food Safety Corp.
8.625%, 7/20/30§	361,000	399,530
Stryker Corp.
4.625%, 9/11/34	340,000	341,410
Varex Imaging Corp.
7.875%, 10/15/27§	198,000	201,218

		1,763,213

Health Care Providers & Services (0.5%)
AdaptHealth LLC
5.125%, 3/1/30§	250,000	234,062
Centene Corp.
4.625%, 12/15/29	168,000	163,719
HCA, Inc.
5.450%, 4/1/31	354,000	368,024
HealthEquity, Inc.
4.500%, 10/1/29§	457,000	442,138
Heartland Dental LLC
10.500%, 4/30/28§	389,000	415,257
Icon Investments Six DAC
6.000%, 5/8/34	200,000	212,636
McKesson Corp.
4.250%, 9/15/29	200,000	200,495
Star Parent, Inc.
9.000%, 10/1/30§	258,000	275,738
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	321,000	335,044
Tenet Healthcare Corp.
6.250%, 2/1/27	220,000	219,679
UnitedHealth Group, Inc.
5.625%, 7/15/54	380,000	407,374
Universal Health Services, Inc.
4.625%, 10/15/29	230,000	228,452
US Acute Care Solutions LLC
9.750%, 5/15/29§	198,000	204,334

		3,706,952

Health Care Technology (0.2%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	199,504
5.700%, 5/15/28	750,000	778,977
6.250%, 2/1/29	343,000	363,308

		1,341,789

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.500%, 7/1/30§	165,000	166,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Illumina, Inc.
4.650%, 9/9/26	$320,000	$322,145

		488,587

Pharmaceuticals (0.3%)
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27(x)§	284,000	282,583
3.500%, 4/1/30§	236,000	231,731
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	405,000	391,460
Eli Lilly and Co.
4.600%, 8/14/34	385,000	389,760
Novartis Capital Corp.
4.200%, 9/18/34	535,000	525,165
Royalty Pharma plc
5.900%, 9/2/54(x)	375,000	386,427

		2,207,126

Total Health Care		9,704,265

Industrials (2.6%)
Aerospace & Defense (0.0%)†
Rolls-Royce plc
5.750%, 10/15/27§	200,000	206,040

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	158,000	160,765
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§	367,000	383,515
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28(x)§	241,000	243,277
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	220,000	203,500
EMRLD Borrower LP
6.625%, 12/15/30§	364,000	375,408
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	152,000	148,092
Standard Industries, Inc.
4.375%, 7/15/30§	278,000	262,485

		1,777,042

Commercial Services & Supplies (0.6%)
ACCO Brands Corp.
4.250%, 3/15/29§	180,000	168,651
ADT Security Corp. (The)
4.875%, 7/15/32§	230,000	219,466
Allied Universal Holdco LLC
9.750%, 7/15/27§	394,000	395,123
6.000%, 6/1/29§	48,000	42,600
7.875%, 2/15/31§	288,000	293,388
Aramark Services, Inc.
5.000%, 4/1/25§	360,000	358,650
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	108,815
6.319%, 12/4/28§	330,000	349,967
Garda World Security Corp.
9.500%, 11/1/27§	636,000	636,604
6.000%, 6/1/29§	305,000	292,239
8.250%, 8/1/32§	118,000	120,455
Madison IAQ LLC
5.875%, 6/30/29§	311,000	301,782
Matthews International Corp.
5.250%, 12/1/25§	639,000	639,000
8.625%, 10/1/27§	235,000	238,995
OPENLANE, Inc.
5.125%, 6/1/25§	118,000	117,115
Williams Scotsman, Inc.
7.375%, 10/1/31§	328,000	345,463

		4,628,313

Construction & Engineering (0.2%)
Arcosa, Inc.
6.875%, 8/15/32(x)§	90,000	94,206
Brand Industrial Services, Inc.
10.375%, 8/1/30§	219,000	234,330
Dycom Industries, Inc.
4.500%, 4/15/29§	270,000	260,628
Pike Corp.
5.500%, 9/1/28§	322,000	315,154
8.625%, 1/31/31§	196,000	209,720
Weekley Homes LLC
4.875%, 9/15/28§	196,000	190,365

		1,304,403

Electrical Equipment (0.0%)†
EnerSys
6.625%, 1/15/32§	198,000	204,682

Ground Transportation (0.3%)
Canadian National Railway Co.
4.375%, 9/18/34	395,000	391,376
NESCO Holdings II, Inc.
5.500%, 4/15/29§	383,000	351,762
RXO, Inc.
7.500%, 11/15/27(x)§	234,000	241,318
Ryder System, Inc.
3.350%, 9/1/25	160,000	158,173
4.950%, 9/1/29	295,000	300,993
Watco Cos. LLC
7.125%, 8/1/32§	367,000	381,221
XPO, Inc.
7.125%, 6/1/31§	272,000	283,900
7.125%, 2/1/32§	76,000	79,705

		2,188,448

Industrial Conglomerates (0.1%)
Honeywell International, Inc.
5.000%, 3/1/35	745,000	775,398

Machinery (0.3%)
ATS Corp.
4.125%, 12/15/28(x)§	224,000	210,000
Calderys Financing LLC
11.250%, 6/1/28§	200,000	214,946
Chart Industries, Inc.
7.500%, 1/1/30§	641,000	674,428
CNH Industrial Capital LLC
3.950%, 5/23/25	400,000	397,426
Daimler Truck Finance North America LLC
5.375%, 6/25/34§	465,000	479,223
Hillenbrand, Inc.
6.250%, 2/15/29	290,000	294,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	$242,000	$250,470
Terex Corp.
6.250%, 10/15/32§	45,000	45,000

		2,566,061

Professional Services (0.3%)
Automatic Data Processing, Inc.
4.450%, 9/9/34	565,000	566,294
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	235,000	233,179
Equifax, Inc.
5.100%, 6/1/28	295,000	301,710
4.800%, 9/15/29	375,000	379,275
Science Applications International Corp.
4.875%, 4/1/28§	161,000	156,572
VT Topco, Inc.
8.500%, 8/15/30§	223,000	237,495

		1,874,525

Trading Companies & Distributors (0.6%)
Air Lease Corp.
5.200%, 7/15/31(x)	560,000	572,085
Aircastle Ltd.
2.850%, 1/26/28§	450,000	419,471
6.500%, 7/18/28§	190,000	198,718
5.950%, 2/15/29§	180,000	186,130
Aviation Capital Group LLC
5.375%, 7/15/29§	450,000	458,923
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	210,000	216,703
EquipmentShare.com, Inc.
9.000%, 5/15/28§	246,000	257,070
8.625%, 5/15/32(x)§	106,000	111,035
GATX Corp.
5.400%, 3/15/27	200,000	205,114
Mitsubishi Corp.
5.000%, 7/2/29§	310,000	321,124
United Rentals North America, Inc.
6.000%, 12/15/29§	300,000	309,375
6.125%, 3/15/34§	252,000	260,505
WESCO Distribution, Inc.
7.250%, 6/15/28§	404,000	413,660
6.625%, 3/15/32§	216,000	224,925

		4,154,838

Total Industrials		19,679,750

Information Technology (2.0%)
Communications Equipment (0.1%)
CommScope LLC
6.000%, 3/1/26(x)§	406,000	393,820
8.250%, 3/1/27§	287,000	257,582
4.750%, 9/1/29(x)§	436,000	347,438
CommScope Technologies LLC
6.000%, 6/15/25§	267,000	258,322

		1,257,162

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.
5.150%, 8/21/29	570,000	578,314
5.875%, 4/10/34	250,000	258,607
CDW LLC
3.276%, 12/1/28	490,000	464,279
Flex Ltd.
6.000%, 1/15/28	370,000	383,768
5.250%, 1/15/32	445,000	449,152
Tyco Electronics Group SA
4.625%, 2/1/30	540,000	549,782
Zebra Technologies Corp.
6.500%, 6/1/32(x)§	184,000	192,295

		2,876,197

IT Services (0.3%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	413,000	399,578
Amentum Escrow Corp.
7.250%, 8/1/32§	64,000	66,585
DXC Technology Co.
2.375%, 9/15/28	790,000	714,318
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	151,000	158,882
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	373,000
Unisys Corp.
6.875%, 11/1/27§	410,000	395,650

		2,108,013

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.
5.050%, 7/12/29	655,000	673,183
Micron Technology, Inc.
6.750%, 11/1/29	415,000	455,570
Qorvo, Inc.
1.750%, 12/15/24	165,000	162,858

		1,291,611

Software (1.0%)
ACI Worldwide, Inc.
5.750%, 8/15/26(x)§	373,000	371,135
Alteryx, Inc.
8.750%, 3/15/28§	296,000	302,290
AthenaHealth Group, Inc.
6.500%, 2/15/30§	470,000	451,200
Camelot Finance SA
4.500%, 11/1/26§	334,000	329,244
Capstone Borrower, Inc.
8.000%, 6/15/30§	188,000	198,810
Central Parent LLC
8.000%, 6/15/29§	185,000	192,535
Central Parent, Inc.
7.250%, 6/15/29§	218,000	222,153
Clarivate Science Holdings Corp.
4.875%, 7/1/29(x)§	428,000	411,976
Cloud Software Group, Inc.
6.500%, 3/31/29§	194,000	192,121
9.000%, 9/30/29§	523,000	529,537
Gen Digital, Inc.
5.000%, 4/15/25§	362,000	360,643
7.125%, 9/30/30(x)§	267,000	280,430
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	307,280
McAfee Corp.
7.375%, 2/15/30§	422,000	411,450
NCR Voyix Corp.
5.000%, 10/1/28§	242,000	237,041
5.125%, 4/15/29§	114,000	110,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Open Text Corp.
6.900%, 12/1/27§	$198,000	$208,203
Open Text Holdings, Inc.
4.125%, 12/1/31§	441,000	406,196
Oracle Corp.
3.850%, 7/15/36	170,000	153,016
Rocket Software, Inc.
6.500%, 2/15/29§	286,000	272,057
SS&C Technologies, Inc.
5.500%, 9/30/27§	340,000	338,133
6.500%, 6/1/32§	379,000	390,590
UKG, Inc.
6.875%, 2/1/31§	124,000	127,828
ZoomInfo Technologies LLC
3.875%, 2/1/29§	683,000	628,360

		7,432,951

Technology Hardware, Storage & Peripherals (0.0%)†
Hewlett Packard Enterprise Co.
5.600%, 10/15/54	415,000	404,396

Total Information Technology		15,370,330

Materials (1.6%)
Chemicals (0.7%)
Avient Corp.
7.125%, 8/1/30§	208,000	217,377
6.250%, 11/1/31§	135,000	138,375
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	296,625
HB Fuller Co.
4.250%, 10/15/28	255,000	243,844
Huntsman International LLC
5.700%, 10/15/34	140,000	138,750
Illuminate Buyer LLC
9.000%, 7/1/28§	708,000	713,841
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	200,000	193,750
9.625%, 3/15/29§	200,000	214,000
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	288,000	279,360
LYB International Finance III LLC
5.500%, 3/1/34	705,000	732,434
Minerals Technologies, Inc.
5.000%, 7/1/28§	559,000	542,929
NOVA Chemicals Corp.
8.500%, 11/15/28§	225,000	239,773
Nufarm Australia Ltd.
5.000%, 1/27/30§	398,000	368,150
Olympus Water US Holding Corp.
6.250%, 10/1/29§	200,000	193,106
7.250%, 6/15/31§	398,000	412,925
WR Grace Holdings LLC
5.625%, 8/15/29(x)§	515,000	483,600

		5,408,839

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	150,000	149,051
Amcor Group Finance plc
5.450%, 5/23/29	520,000	538,072
ARD Finance SA
6.500%, 6/30/27 PIK§	634,000	142,016
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	410,000	363,875
Ardagh Packaging Finance plc
4.125%, 8/15/26(x)§	200,000	179,978
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	538,000	547,124
Graphic Packaging International LLC
6.375%, 7/15/32§	113,000	116,390
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	345,000	341,753
LABL, Inc.
6.750%, 7/15/26§	298,000	296,570
10.500%, 7/15/27§	522,000	520,042
5.875%, 11/1/28§	189,000	177,187
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	302,000	311,613
9.250%, 4/15/27§	742,000	758,005
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	176,000	176,220
7.250%, 5/15/31§	211,000	216,275
Sealed Air Corp.
6.125%, 2/1/28§	150,000	151,983
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	250,000	248,175
8.500%, 8/15/27(e)§	200,000	200,000

		5,434,329

Metals & Mining (0.2%)
ArcelorMittal SA
6.350%, 6/17/54	750,000	782,461
Glencore Funding LLC
5.893%, 4/4/54§	480,000	501,254
Kaiser Aluminum Corp.
4.500%, 6/1/31§	233,000	213,290

		1,497,005

Total Materials		12,340,173

Real Estate (0.5%)
Diversified REITs (0.1%)
Simon Property Group LP (REIT)
4.750%, 9/26/34	435,000	430,569
VICI Properties LP (REIT)
4.625%, 6/15/25§	232,000	229,666

		660,235

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	183,000	181,975
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	162,000	162,583
XHR LP (REIT)
6.375%, 8/15/25§	291,000	291,000

		635,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Industrial REITs (0.0%)†
Prologis LP (REIT)
5.000%, 1/31/35		$255,000	$259,906

Office REITs (0.1%)
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28		425,000	388,875

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§		294,000	298,163
Greystar Real Estate Partners LLC
7.750%, 9/1/30§		230,000	242,938
Howard Hughes Corp. (The)
4.375%, 2/1/31§		232,000	212,753

			753,854

Residential REITs (0.0%)†
ERP Operating LP (REIT)
4.650%, 9/15/34		345,000	341,713

Retail REITs (0.0%)†
Realty Income Corp. (REIT)
5.375%, 9/1/54		165,000	167,573

Specialized REITs (0.1%)
Crown Castle, Inc. (REIT)
5.200%, 9/1/34		520,000	525,882
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§		304,000	299,078

			824,960

Total Real Estate			4,032,674

Utilities (0.9%)
Electric Utilities (0.3%)
Alliant Energy Finance LLC
5.400%, 6/6/27§		310,000	317,551
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62(k)		395,000	372,023
Edison International
4.700%, 8/15/25		755,000	755,138
Entergy Corp.
0.900%, 9/15/25		145,000	140,142
New England Power Co.
2.807%, 10/6/50§		130,000	83,949
Public Service Electric & Gas Co.
2.700%, 5/1/50		40,000	26,787
Southwestern Public Service Co. Series 8
3.150%, 5/1/50		75,000	52,203
Vistra Operations Co. LLC
5.125%, 5/13/25§		630,000	627,911

			2,375,704

Gas Utilities (0.1%)
Atmos Energy Corp.
5.000%, 12/15/54		280,000	272,515
Southwest Gas Corp.
3.180%, 8/15/51		405,000	269,935

			542,450

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
3.300%, 7/15/25§		110,000	108,284
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		890,000	924,710

			1,032,994

Multi-Utilities (0.3%)
Ameren Corp.
5.000%, 1/15/29		190,000	194,137
CenterPoint Energy, Inc.
5.400%, 6/1/29		370,000	383,385
DTE Energy Co.
4.220%, 11/1/24(e)		775,000	774,246
4.950%, 7/1/27		310,000	314,983
NiSource, Inc.
5.200%, 7/1/29		445,000	460,321

			2,127,072

Water Utilities (0.1%)
Essential Utilities, Inc.
4.800%, 8/15/27		300,000	303,772
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		418,000	420,090

			723,862

Total Utilities			6,802,082

Total Corporate Bonds			194,838,637

Foreign Government Securities (11.5%)
Mex Bonos Desarr Fix Rt Series M
8.000%, 7/31/53	MXN	774,400,000	32,797,008
Notas do Tesouro Nacional
10.000%, 1/1/35	BRL	131,390,000	21,015,961
6.000%, 8/15/50 TIPS		49,737,753	8,664,527
Republic of Panama
3.870%, 7/23/60		$3,285,000	2,063,473
4.500%, 1/19/63		2,780,000	1,939,050
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	17,520,000	22,619,474

Total Foreign Government Securities			89,099,493

Mortgage-Backed Securities (18.3%)
FHLMC UMBS
4.000%, 6/1/38		$6,639	6,562
4.000%, 8/1/48		96,442	93,666
4.000%, 11/1/48		5,409	5,252
4.000%, 2/1/49		43,723	42,438
4.000%, 7/1/49		204,072	197,752
4.000%, 12/1/49		5,521	5,345
2.500%, 5/1/50		320,229	278,580
2.500%, 6/1/50		338,769	294,709
2.000%, 11/1/50		247,586	205,822
2.500%, 3/1/52		3,470,420	2,995,202
2.500%, 4/1/52		5,495,488	4,742,969
3.000%, 4/1/52		2,604,734	2,336,578
4.000%, 10/1/52		3,096,726	2,972,763
5.500%, 12/1/52		2,604,040	2,638,012
FNMA UMBS
4.000%, 10/1/48		234,592	227,767
3.500%, 8/1/49		1,872,304	1,758,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
3.000%, 7/1/50		$1,522,416	$1,379,482
3.000%, 8/1/50		724,445	655,128
2.500%, 9/1/50		183,265	159,315
3.500%, 1/1/51		2,410,268	2,262,801
2.000%, 2/1/52		18,908,094	15,645,487
2.000%, 3/1/52		1,075,800	889,956
3.000%, 3/1/52		2,549,565	2,293,662
3.000%, 4/1/52		5,558,960	4,994,508
2.500%, 5/1/52		2,696,275	2,325,378
3.000%, 5/1/52		5,533,250	4,969,475
3.000%, 7/1/52		2,647,844	2,375,250
3.500%, 8/1/52		3,010,809	2,811,781
5.500%, 12/1/52		6,488,932	6,573,586
5.500%, 1/1/53		10,216,221	10,346,307
5.500%, 2/1/54		3,037,684	3,072,566
GNMA
3.500%, 12/20/49		477,682	451,237
3.000%, 5/20/52		3,041,444	2,770,732
3.000%, 6/20/52		2,947,609	2,685,249
5.500%, 10/20/52		11,063,230	11,169,806
5.500%, 2/20/53		3,756,560	3,795,096
5.500%, 4/20/53		6,680,748	6,751,369
5.500%, 5/20/53		8,503,958	8,593,852
5.500%, 6/20/53		4,554,784	4,601,508
5.500%, 9/20/53		7,687,998	7,766,864
5.500%, 10/20/53		8,063,556	8,141,234
5.500%, 9/20/54		5,180,000	5,230,710

Total Mortgage-Backed Securities			141,514,093

U.S. Treasury Obligations (32.0%)
U.S. Treasury Bonds
1.750%, 8/15/41		15,095,000	10,685,855
2.000%, 11/15/41		5,505,000	4,043,289
3.250%, 5/15/42		1,800,000	1,598,008
3.375%, 8/15/42		3,370,000	3,037,207
3.875%, 2/15/43		270,000	260,204
3.875%, 5/15/43		1,575,000	1,514,459
4.375%, 8/15/43		1,095,000	1,124,752
4.750%, 11/15/43		1,105,000	1,190,812
4.625%, 5/15/44		1,640,000	1,736,579
4.125%, 8/15/44(x)		1,070,000	1,060,496
2.375%, 5/15/51		7,255,000	5,110,431
2.875%, 5/15/52		35,610,000	27,844,228
4.750%, 11/15/53		1,060,000	1,169,309
4.250%, 2/15/54		3,320,000	3,379,089
4.625%, 5/15/54		1,970,000	2,133,864
4.250%, 8/15/54		2,640,000	2,692,480
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 4.718%, 7/31/25(k)		15,660,000	15,645,217
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.743%, 4/30/26(k)		11,540,000	11,521,398
3.750%, 8/31/26		10,355,000	10,369,284
4.875%, 10/31/28		730,000	765,389
4.375%, 11/30/28		1,360,000	1,400,906
3.750%, 12/31/28		1,530,000	1,539,561
4.000%, 1/31/29		6,110,000	6,210,698
4.250%, 2/28/29		6,860,000	7,046,856
4.125%, 3/31/29		6,855,000	7,007,453
4.625%, 4/30/29		670,000	699,326
4.250%, 6/30/29		1,515,000	1,558,574
3.875%, 8/15/33		105,480,000	106,238,823
4.000%, 2/15/34		1,215,000	1,234,742
4.375%, 5/15/34		4,405,000	4,609,229
3.875%, 8/15/34		1,975,000	1,986,680

Total U.S. Treasury Obligations			246,415,198

Total Long-Term Debt Securities (94.6%) (Cost $744,030,448)			729,479,685

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (2.0%)
Arab Republic of Egypt
28.88%, 12/17/24(p)	EGP	428,800,000	8,365,330
28.80%, 2/4/25(p)		365,000,000	6,871,571

Total Foreign Government Treasury Bills			15,236,901

	Number of Shares		Value (Note 1)
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)		700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)		700,000	700,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)		2,334,352	2,334,352

Total Investment Companies			3,734,352

Total Short-Term Investments (2.5%) (Cost $19,395,451)			18,971,253

Total Investments in Securities (97.1%) (Cost $763,425,899)			748,450,938
Other Assets Less Liabilities (2.9%)			22,566,008

Net Assets (100%)			$771,016,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $148,312,325 or 19.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $22,619,474 or 2.9% of net assets.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $4,340,253. This was collateralized by $718,103 of a U.S. Government Treasury Security, at 3.500%, maturing 9/30/26 and by cash of $3,734,352 which was subsequently invested in investment companies.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Brazil	3.9
Canada	1.8
Egypt	2.0
Finland	0.1
France	0.4
Germany	0.4
Ireland	0.3
Italy	0.1
Japan	0.4
Luxembourg	0.2
Mexico	5.4
Netherlands	0.2
New Zealand	0.1
Norway	0.0	#
Panama	0.5
South Africa	0.0	#
South Korea	0.0	#
Spain	0.0	#
Sweden	0.2
Switzerland	0.1
United Kingdom	3.6
United States	77.2
Cash and Other	2.9

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	517	12/2024	GBP	68,035,126	(505,690)
U.S. Treasury 5 Year Note	958	12/2024	USD	105,267,735	267,398
U.S. Treasury 10 Year Note	2	12/2024	USD	228,563	181
U.S. Treasury 10 Year Ultra
Note	180	12/2024	USD	21,293,438	8,562

					(229,549)

Short Contracts
Canada 10 Year Bond	(570)	12/2024	CAD	(52,686,384)	(95,242)
Euro-Bund	(315)	12/2024	EUR	(47,308,652)	(483,615)

					(578,857)

					(808,406)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CLP	7,050,000,000	USD	7,571,202	HSBC Bank plc**	10/11/2024	267,581
NZD	12,210,000	USD	7,718,907	Citibank NA	10/11/2024	38,073
BRL	60,780,000	USD	11,010,870	HSBC Bank plc**	10/22/2024	118,636
USD	9,600,429	MXN	179,000,000	Citibank NA	10/29/2024	549,711
USD	13,902,303	COP	57,290,000,000	JPMorgan Chase Bank**	10/30/2024	335,230
EUR	10,250,000	USD	11,166,248	Goldman Sachs Bank USA	11/7/2024	261,678
EUR	17,020,000	USD	18,574,421	JPMorgan Chase Bank	11/7/2024	401,511
EUR	14,350,000	USD	15,777,495	UBS AG	11/7/2024	221,601
USD	11,643,531	EUR	10,430,000	Barclays Bank plc	11/7/2024	14,919
USD	11,172,800	EUR	10,000,000	Citibank NA	11/7/2024	23,604
TRY	282,700,000	USD	7,572,466	Citibank NA	11/22/2024	240,014
AUD	27,610,000	USD	18,775,628	Morgan Stanley	12/6/2024	326,672
KRW	15,100,000,000	USD	11,390,639	Citibank NA**	12/13/2024	206,026
USD	16,472,026	JPY	2,292,000,000	JPMorgan Chase Bank	12/13/2024	365,323

Total unrealized appreciation						3,370,579

USD	7,471,782	CLP	7,050,000,000	HSBC Bank plc**	10/11/2024	(367,000)
USD	7,550,693	NZD	12,210,000	Citibank NA	10/11/2024	(206,287)
USD	11,029,252	BRL	60,780,000	HSBC Bank plc**	10/22/2024	(100,254)
MXN	344,700,000	USD	17,821,639	Citibank NA	10/29/2024	(392,687)
MXN	146,100,000	USD	7,511,568	HSBC Bank plc	10/29/2024	(124,362)
COP	57,290,000,000	USD	13,907,365	JPMorgan Chase Bank**	10/30/2024	(340,291)
USD	7,837,298	EUR	7,080,000	Citibank NA	11/7/2024	(56,333)
NOK	123,000,000	USD	11,731,044	Citibank NA	11/12/2024	(71,199)
USD	30,984,173	CHF	26,140,000	UBS AG	12/12/2024	(150,000)
USD	10,303,093	GBP	7,840,000	Citibank NA	12/12/2024	(177,066)
USD	23,184,030	GBP	17,670,000	HSBC Bank plc	12/12/2024	(436,430)
JPY	2,292,000,000	USD	16,252,956	JPMorgan Chase Bank	12/13/2024	(146,254)
USD	11,455,449	KRW	15,100,000,000	Citibank NA**	12/13/2024	(141,215)
CLP	7,290,000,000	USD	8,144,341	HSBC Bank plc**	1/15/2025	(45,734)
CLP	3,080,000,000	USD	3,432,061	HSBC Bank plc**	2/14/2025	(11,872)

Total unrealized depreciation						(2,766,984)

Net unrealized appreciation						603,595

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$37,923,272	$—		$37,923,272
Collateralized Mortgage Obligations	—	2,130,356	—		2,130,356
Commercial Mortgage-Backed Securities	—	17,558,636	—		17,558,636
Corporate Bonds
Communication Services	—	11,081,654	—		11,081,654
Consumer Discretionary	—	20,100,479	—	(a)	20,100,479
Consumer Staples	—	6,092,073	—		6,092,073
Energy	—	20,749,819	—		20,749,819
Financials	—	68,885,338	—		68,885,338
Health Care	—	9,704,265	—		9,704,265
Industrials	—	19,679,750	—		19,679,750
Information Technology	—	15,370,330	—		15,370,330
Materials	—	12,340,173	—		12,340,173
Real Estate	—	4,032,674	—		4,032,674
Utilities	—	6,802,082	—		6,802,082
Foreign Government Securities	—	89,099,493	—		89,099,493
Forward Currency Contracts	—	3,370,579	—		3,370,579
Futures	276,141	—	—		276,141
Mortgage-Backed Securities	—	141,514,093	—		141,514,093
Short-Term Investments
Foreign Government Treasury Bills	—	15,236,901	—		15,236,901
Investment Companies	3,734,352	—	—		3,734,352
U.S. Treasury Obligations	—	246,415,198	—		246,415,198

Total Assets	$4,010,493	$748,087,165	$—		$752,097,658

Liabilities:
Forward Currency Contracts	$—	$(2,766,984)	$—		$(2,766,984)
Futures	(1,084,547)	—	—		(1,084,547)

Total Liabilities	$(1,084,547)	$(2,766,984)	$—		$(3,851,531)

Total	$2,925,946	$745,320,181	$—		$748,246,127

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,960,019
Aggregate gross unrealized depreciation	(41,347,636)

Net unrealized depreciation	$(25,387,617)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$773,633,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (5.9%)
Ambev SA*	284,391	$685,437
B3 SA - Brasil Bolsa Balcao	52,265	103,039
Banco Bradesco SA	15,196	36,625
Banco Bradesco SA (Preference)(q)*	48,381	131,084
Banco Bradesco SA (ADR)	180,732	480,747
Banco BTG Pactual SA	11,079	68,088
Banco do Brasil SA	15,588	78,059
BB Seguridade Participacoes SA	7,812	51,223
BRF SA*	5,274	22,954
CCR SA	9,110	20,485
Centrais Eletricas Brasileiras SA	10,350	74,665
Cia de Saneamento Basico do Estado de Sao Paulo*	3,896	64,551
Cia Energetica de Minas Gerais (Preference)(q)	13,635	28,658
Cia Paranaense de Energia - Copel (Preference)(q)	8,908	16,744
Cia Siderurgica Nacional SA	5,126	12,157
Cosan SA	9,832	23,643
Embraer SA*	6,169	54,593
Energisa SA	2,213	18,288
Engie Brasil Energia SA	2,486	19,408
Equatorial Energia SA	9,398	56,170
Gerdau SA (Preference)(q)	12,862	45,189
Hapvida Participacoes e Investimentos SA(m)*	39,784	29,358
Hypera SA*	3,296	15,912
Itau Unibanco Holding SA (Preference)(q)	44,136	294,013
Itau Unibanco Holding SA (ADR)	75,235	500,313
Itausa SA (Preference)(q)	54,129	110,390
Klabin SA	8,800	34,116
Localiza Rent a Car SA*	8,299	62,840
Natura & Co. Holding SA	6,494	16,749
NU Holdings Ltd., Class A*	25,975	354,559
Petroleo Brasileiro SA	34,166	246,350
Petroleo Brasileiro SA (Preference)(q)	41,223	273,019
Petroleo Brasileiro SA (ADR)	27,959	402,889
PRIO SA	6,935	55,262
Raia Drogasil SA	11,123	52,331
Rede D’Or Sao Luiz SA(m)*	7,027	40,064
Rumo SA	12,965	47,788
Sendas Distribuidora SA*	10,605	14,620
StoneCo Ltd., Class A*	2,203	24,806
Suzano SA	7,853	78,390
Telefonica Brasil SA	4,815	49,691
TIM SA	6,959	23,990
TOTVS SA*	3,956	20,812
Ultrapar Participacoes SA	6,680	26,094
Vale SA	29,613	346,102
Vibra Energia SA	10,611	45,442
WEG SA	14,388	144,258
XP, Inc., Class A	41,737	748,762

		6,150,727

Chile (0.8%)
Banco de Chile	462,284	58,962
Banco de Credito e Inversiones SA	655	20,386
Banco Santander Chile	707,561	36,783
Cencosud SA	11,427	23,062
Empresas Copec SA	4,090	27,379
Enel Americas SA	173,391	17,698
Enel Chile SA	382,107	21,032
Falabella SA*	6,082	22,521
Latam Airlines Group SA	1,771,009	22,785
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)	1,224	50,774
Sociedad Quimica y Minera de Chile SA (ADR)	13,365	557,053

		858,435

China (27.8%)
360 Security Technology, Inc., Class A	6,600	8,287
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	9,950
AAC Technologies Holdings, Inc.	8,075	33,136
Advanced Micro-Fabrication Equipment, Inc. China, Class A	803	18,770
Agricultural Bank of China Ltd., Class A	31,100	21,277
Agricultural Bank of China Ltd., Class H	242,452	114,149
Aier Eye Hospital Group Co. Ltd., Class A	6,500	14,740
Air China Ltd., Class A*	9,800	11,007
Airtac International Group	1,516	43,737
Akeso, Inc.(m)*	3,970	35,033
Alibaba Group Holding Ltd.	133,363	1,887,087
Alibaba Health Information Technology Ltd.*	40,386	27,794
Aluminum Corp. of China Ltd., Class A	13,700	17,379
Aluminum Corp. of China Ltd., Class H	27,304	21,706
Anhui Conch Cement Co. Ltd., Class H	10,537	30,972
Anhui Gujing Distillery Co. Ltd., Class A	300	8,681
ANTA Sports Products Ltd.	10,667	129,601
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	3,341
Autohome, Inc. (ADR)	529	17,256
Avary Holding Shenzhen Co. Ltd., Class A	2,200	11,216
AviChina Industry & Technology Co. Ltd., Class H	20,991	10,261
Baidu, Inc., Class A*	20,542	279,043
Baidu, Inc. (ADR)*	4,980	524,344
Bank of Beijing Co. Ltd., Class A	20,300	16,897
Bank of Chengdu Co. Ltd., Class A	6,200	13,918
Bank of China Ltd., Class H	723,556	341,588
Bank of China Ltd., Class A	29,700	21,166
Bank of Communications Co. Ltd., Class A	19,500	20,567
Bank of Communications Co. Ltd., Class H	71,634	54,920
Bank of Hangzhou Co. Ltd., Class A	5,900	11,857
Bank of Jiangsu Co. Ltd., Class A	14,100	16,881
Bank of Nanjing Co. Ltd., Class A	9,600	14,983
Bank of Ningbo Co. Ltd., Class A	6,500	23,810
Bank of Shanghai Co. Ltd., Class A	12,700	14,282
Baoshan Iron & Steel Co. Ltd., Class A	12,500	12,364
BeiGene Ltd.*	5,902	109,858
Beijing Enterprises Holdings Ltd.	4,062	14,578
Beijing Enterprises Water Group Ltd.	36,959	11,505
Beijing Kingsoft Office Software, Inc., Class A	346	13,138
Beijing Tong Ren Tang Co. Ltd., Class A	2,200	13,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,869	$21,809
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	19,370
Bilibili, Inc., Class Z*	1,500	37,395
Bloomage Biotechnology Corp. Ltd., Class A	643	6,461
BOC Aviation Ltd.(m)	89,700	741,937
Bosideng International Holdings Ltd.	26,968	15,472
BYD Co. Ltd., Class H	27,001	985,726
BYD Co. Ltd., Class A	801	35,084
BYD Electronic International Co. Ltd.	6,850	28,682
C&D International Investment Group Ltd.(x)	5,493	11,899
CGN Power Co. Ltd., Class H(m)	115,031	44,392
Changchun High-Tech Industry Group Co. Ltd., Class A	900	14,096
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	17,979
China CITIC Bank Corp. Ltd., Class H	77,354	49,355
China Coal Energy Co. Ltd., Class H	24,399	30,444
China Construction Bank Corp., Class H	857,962	648,947
China CSSC Holdings Ltd., Class A	3,800	22,623
China Eastern Airlines Corp. Ltd., Class A*	18,500	10,916
China Energy Engineering Corp. Ltd., Class A	32,000	10,992
China Everbright Bank Co. Ltd., Class A	27,100	13,905
China Everbright Bank Co. Ltd., Class H	38,342	13,021
China Feihe Ltd.(m)	25,661	19,410
China Galaxy Securities Co. Ltd., Class A	10,500	23,032
China Galaxy Securities Co. Ltd., Class H	25,162	23,499
China Gas Holdings Ltd.	20,606	19,164
China Hongqiao Group Ltd.	24,646	41,088
China International Capital Corp. Ltd., Class A	1,900	10,456
China International Capital Corp. Ltd., Class H(m)	12,618	22,562
China Jushi Co. Ltd., Class A	7,600	12,739
China Life Insurance Co. Ltd., Class H	65,859	132,331
China Life Insurance Co. Ltd., Class A	3,100	19,441
China Literature Ltd.(m)*	2,830	11,795
China Longyuan Power Group Corp. Ltd., Class H	27,731	25,149
China Mengniu Dairy Co. Ltd.	27,275	65,610
China Merchants Bank Co. Ltd., Class H	33,441	165,832
China Merchants Bank Co. Ltd., Class A	10,000	53,605
China Merchants Energy Shipping Co. Ltd., Class A	13,300	15,241
China Merchants Port Holdings Co. Ltd.	10,365	16,506
China Merchants Securities Co. Ltd., Class A	5,400	14,962
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	12,222
China Minsheng Banking Corp. Ltd., Class H	40,320	16,442
China Minsheng Banking Corp. Ltd., Class A	23,300	13,350
China National Building Material Co. Ltd., Class H	28,033	12,333
China National Nuclear Power Co. Ltd., Class A	12,300	19,547
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	12,350
China Oilfield Services Ltd., Class H	14,287	13,140
China Overseas Land & Investment Ltd.	30,956	63,395
China Pacific Insurance Group Co. Ltd., Class H	21,306	76,740
China Pacific Insurance Group Co. Ltd., Class A	3,300	18,391
China Petroleum & Chemical Corp., Class A	21,700	21,526
China Petroleum & Chemical Corp., Class H	222,383	138,456
China Power International Development Ltd.	42,899	20,473
China Railway Group Ltd., Class A	15,300	14,327
China Railway Group Ltd., Class H	27,671	14,523
China Resources Beer Holdings Co. Ltd.	13,811	60,404
China Resources Gas Group Ltd.	6,220	25,084
China Resources Land Ltd.	27,662	101,946
China Resources Microelectronics Ltd., Class A	1,732	11,639
China Resources Mixc Lifestyle Services Ltd.(m)	5,604	25,195
China Resources Pharmaceutical Group Ltd.(m)	1,242	960
China Resources Power Holdings Co. Ltd.	16,587	45,021
China Ruyi Holdings Ltd.(x)*	48,798	14,186
China Shenhua Energy Co. Ltd., Class A	3,400	21,129
China Shenhua Energy Co. Ltd., Class H	30,762	138,697
China Southern Airlines Co. Ltd., Class A*	12,300	11,465
China State Construction Engineering Corp. Ltd., Class A	18,400	16,207
China State Construction International Holdings Ltd.	13,950	21,713
China Taiping Insurance Holdings Co. Ltd.	11,196	18,003
China Tower Corp. Ltd., Class H(m)	362,798	48,069
China United Network Communications Ltd., Class A	23,100	17,614
China Vanke Co. Ltd., Class A*	13,400	18,564
China Vanke Co. Ltd., Class H(x)*	14,016	13,432
China Yangtze Power Co. Ltd., Class A	12,200	52,253
Chongqing Brewery Co. Ltd., Class A	800	7,996
Chongqing Changan Automobile Co. Ltd., Class A	8,450	17,921
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,834	8,725
Chow Tai Fook Jewellery Group Ltd.	17,069	19,212
CITIC Ltd.	47,016	55,520
CITIC Securities Co. Ltd., Class A	5,200	20,159
CITIC Securities Co. Ltd., Class H	13,770	36,401
CMOC Group Ltd., Class A	16,500	20,460
CMOC Group Ltd., Class H	27,294	26,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
CNGR Advanced Material Co. Ltd., Class A	560	$3,205
CNPC Capital Co. Ltd., Class A	19,400	20,379
Contemporary Amperex Technology Co. Ltd., Class A	2,059	73,922
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	13,555
COSCO SHIPPING Holdings Co. Ltd., Class A	9,000	20,152
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	37,816
Country Garden Holdings Co. Ltd.*	88,275	16,913
CRRC Corp. Ltd., Class H	32,579	21,289
CRRC Corp. Ltd., Class A	15,200	17,700
CSC Financial Co. Ltd., Class A	3,400	13,016
CSPC Pharmaceutical Group Ltd.	76,349	59,419
Daqin Railway Co. Ltd., Class A	12,800	12,515
Dongfang Electric Corp. Ltd., Class A	4,300	9,683
ENN Energy Holdings Ltd.	6,393	49,383
ENN Natural Gas Co. Ltd., Class A	5,100	14,960
Eve Energy Co. Ltd., Class A	2,400	16,686
Everbright Securities Co. Ltd., Class A	6,500	17,834
Far East Horizon Ltd.	16,103	11,786
Flat Glass Group Co. Ltd., Class A	1,700	4,899
Focus Media Information Technology Co. Ltd., Class A	11,600	11,689
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,200	28,836
Fosun International Ltd.	17,382	11,135
Foxconn Industrial Internet Co. Ltd., Class A	8,000	28,723
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	28,236
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	14,931
Ganfeng Lithium Group Co. Ltd., Class A	3,080	15,132
GCL Technology Holdings Ltd.*	173,521	31,250
GD Power Development Co. Ltd., Class A	22,100	17,230
Geely Automobile Holdings Ltd.	48,576	76,108
Genscript Biotech Corp.*	8,779	15,742
GF Securities Co. Ltd., Class A	8,300	19,756
GigaDevice Semiconductor, Inc., Class A*	1,600	20,153
Ginlong Technologies Co. Ltd., Class A	400	4,743
GoerTek, Inc., Class A	5,500	17,771
Goneo Group Co. Ltd., Class A	1,740	20,649
Gotion High-tech Co. Ltd., Class A	2,900	9,548
Great Wall Motor Co. Ltd., Class A	6,100	26,352
Great Wall Motor Co. Ltd., Class H	20,829	38,851
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	15,716
Guangdong Haid Group Co. Ltd., Class A	1,300	8,898
Guangdong Investment Ltd.	27,094	18,228
Guanghui Energy Co. Ltd., Class A	8,100	8,301
Guangzhou Automobile Group Co. Ltd., Class H(x)	20,379	7,996
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	4,223
Guosen Securities Co. Ltd., Class A	8,100	13,658
Guotai Junan Securities Co. Ltd., Class A(r)	5,300	11,104
H World Group Ltd. (ADR)	1,648	61,306
Haidilao International Holding Ltd.(m)	14,435	35,392
Haier Smart Home Co. Ltd., Class A	3,200	14,663
Haier Smart Home Co. Ltd., Class H	19,657	78,893
Haitian International Holdings Ltd.	5,159	16,591
Haitong Securities Co. Ltd., Class A(r)	7,600	9,500
Haitong Securities Co. Ltd., Class H(r)(x)	18,883	8,810
Hangzhou First Applied Material Co. Ltd., Class A	1,920	4,833
Hangzhou Silan Microelectronics Co. Ltd., Class A*	1,500	4,836
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	9,833
Hansoh Pharmaceutical Group Co. Ltd.(m)	8,200	22,098
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	11,583
Hengan International Group Co. Ltd.	6,606	22,774
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,000	27,552
Hoshine Silicon Industry Co. Ltd., Class A	700	5,989
Hua Hong Semiconductor Ltd.(m)	3,601	9,681
Huadian Power International Corp. Ltd., Class A	13,900	11,867
Huadong Medicine Co. Ltd., Class A	2,300	11,470
Huaneng Power International, Inc., Class A	10,000	10,989
Huaneng Power International, Inc., Class H	26,775	16,429
Huatai Securities Co. Ltd., Class H(m)	10,711	17,250
Huatai Securities Co. Ltd., Class A	5,300	13,295
Huaxia Bank Co. Ltd., Class A	22,700	24,039
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,967
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	11,951
Hundsun Technologies, Inc., Class A	2,800	9,127
Hygon Information Technology Co. Ltd., Class A	1,749	25,746
Iflytek Co. Ltd., Class A	1,900	12,035
Imeik Technology Development Co. Ltd., Class A	420	14,104
Industrial & Commercial Bank of China Ltd., Class H	1,016,895	606,957
Industrial & Commercial Bank of China Ltd., Class A	26,100	22,990
Industrial Bank Co. Ltd., Class A	8,600	23,620
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	8,852
Innovent Biologics, Inc.(m)*	9,939	60,218
iQIYI, Inc. (ADR)*	2,971	8,497
JA Solar Technology Co. Ltd., Class A	7,060	13,635
JD Health International, Inc.(m)*	9,566	43,069
JD Logistics, Inc.(m)*	17,101	30,797
JD.com, Inc., Class A	21,666	465,714
Jiangsu Expressway Co. Ltd., Class H	13,780	13,950
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	9,877
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	19,381
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	15,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	$22,620
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	9,052
Jiangxi Copper Co. Ltd., Class H	318,623	648,407
Jinko Solar Co. Ltd., Class A	10,288	12,918
Kanzhun Ltd. (ADR)	1,948	33,817
KE Holdings, Inc. (ADR)	5,454	108,589
Kingdee International Software Group Co. Ltd.*	22,327	25,849
Kingsoft Corp. Ltd.	8,075	30,695
Kuaishou Technology(m)*	20,017	141,234
Kunlun Energy Co. Ltd.	35,918	37,055
Kweichow Moutai Co. Ltd., Class A	600	149,485
Lenovo Group Ltd.	66,278	90,373
Lens Technology Co. Ltd., Class A	4,400	12,825
Li Auto, Inc., Class A*	10,456	145,397
Li Ning Co. Ltd.	20,187	51,157
Longfor Group Holdings Ltd.(m)	14,732	28,502
LONGi Green Energy Technology Co. Ltd., Class A	3,080	7,709
Luxshare Precision Industry Co. Ltd., Class A	2,900	17,964
Luzhou Laojiao Co. Ltd., Class A	600	12,802
Mango Excellent Media Co. Ltd., Class A	2,200	8,253
Maxscend Microelectronics Co. Ltd., Class A	480	6,355
Meituan, Class B(m)*	43,648	965,732
Metallurgical Corp. of China Ltd., Class A	31,200	14,853
Midea Group Co. Ltd., Class A	2,200	23,850
MINISO Group Holding Ltd.	3,453	16,501
Montage Technology Co. Ltd., Class A	1,153	10,991
Muyuan Foods Co. Ltd., Class A*	2,100	13,861
NARI Technology Co. Ltd., Class A	3,456	13,630
NAURA Technology Group Co. Ltd., Class A	400	20,865
NetEase, Inc.	17,623	341,177
New China Life Insurance Co. Ltd., Class A	3,400	22,495
New China Life Insurance Co. Ltd., Class H	6,085	18,982
New Hope Liuhe Co. Ltd., Class A*	6,100	9,051
New Oriental Education & Technology Group, Inc.	13,567	108,203
Ninestar Corp., Class A*	2,200	9,510
Ningbo Deye Technology Co. Ltd., Class A	1,512	21,912
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	13,848
NIO, Inc., Class A*	11,887	86,165
Nongfu Spring Co. Ltd., Class H(m)	17,805	78,331
Oppein Home Group, Inc., Class A	700	6,236
PDD Holdings, Inc. (ADR)*	6,090	820,993
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	20,890
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	27,389
PetroChina Co. Ltd., Class H	192,170	156,725
PetroChina Co. Ltd., Class A	17,200	22,113
Pharmaron Beijing Co. Ltd., Class A	1,350	5,840
PICC Property & Casualty Co. Ltd., Class H	55,754	82,621
Ping An Bank Co. Ltd., Class A	8,000	13,922
Ping An Insurance Group Co. of China Ltd., Class H	61,050	393,841
Ping An Insurance Group Co. of China Ltd., Class A	5,600	45,567
Poly Property Services Co. Ltd., Class H(m)(x)	146,000	647,002
Pop Mart International Group Ltd.(m)	4,180	28,633
Postal Savings Bank of China Co. Ltd., Class H(m)	68,063	40,713
Postal Savings Bank of China Co. Ltd., Class A	16,600	12,445
Qifu Technology, Inc. (ADR), Class A	726	21,642
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	9,788
Rongsheng Petrochemical Co. Ltd., Class A	15,100	22,275
SAIC Motor Corp. Ltd., Class A	10,500	21,895
Sanan Optoelectronics Co. Ltd., Class A	7,800	13,852
Sany Heavy Industry Co. Ltd., Class A	8,900	23,949
Satellite Chemical Co. Ltd., Class A	4,505	11,988
Seres Group Co. Ltd., Class A*	1,300	16,754
SG Micro Corp., Class A	1,170	15,842
Shaanxi Coal Industry Co. Ltd., Class A	5,300	20,834
Shandong Gold Mining Co. Ltd., Class A	4,600	19,204
Shandong Gold Mining Co. Ltd., Class H(m)	8,605	19,371
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	12,318
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	19,829
Shanghai Baosight Software Co. Ltd., Class A	3,456	16,250
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	7,099
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	166,500	333,692
Shanghai International Airport Co. Ltd., Class A	2,700	14,785
Shanghai International Port Group Co. Ltd., Class A	15,900	14,730
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	11,711
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	24,401
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	3,708
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	19,697
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	16,875
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	9,538
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	15,599
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	14,838
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	20,881
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	21,967
Shenzhou International Group Holdings Ltd.	80,685	732,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	$7,448
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	20,150
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	12,765
Silergy Corp.	2,576	38,095
Sinopharm Group Co. Ltd., Class H	203,776	545,231
Smoore International Holdings Ltd.(m)	12,083	20,051
Sunny Optical Technology Group Co. Ltd.	6,110	45,193
Suzhou Maxwell Technologies Co. Ltd., Class A	480	7,246
TAL Education Group (ADR)*	4,182	49,515
TCL Technology Group Corp., Class A	26,290	17,162
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,750	4,061
Tencent Holdings Ltd.	83,233	4,760,240
Tencent Music Entertainment Group (ADR)	6,640	80,012
Tianqi Lithium Corp., Class A	2,700	13,546
Tingyi Cayman Islands Holding Corp.	16,474	23,777
Tongcheng Travel Holdings Ltd.(m)	7,983	20,497
Topsports International Holdings Ltd.(m)	14,871	6,600
TravelSky Technology Ltd., Class H	613,983	913,015
Trina Solar Co. Ltd., Class A	1,157	3,697
Trip.com Group Ltd.*	4,812	303,928
Tsingtao Brewery Co. Ltd., Class H	5,436	42,515
Tsingtao Brewery Co. Ltd., Class A	1,000	11,167
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,959	17,415
Unisplendour Corp. Ltd., Class A	4,600	15,827
Vipshop Holdings Ltd. (ADR)	3,654	57,477
Wanhua Chemical Group Co. Ltd., Class A	1,300	16,920
Want Want China Holdings Ltd.	36,211	24,874
Weichai Power Co. Ltd., Class A	5,400	12,214
Weichai Power Co. Ltd., Class H	296,768	548,195
Wens Foodstuff Group Co. Ltd., Class A	4,700	13,492
Will Semiconductor Co. Ltd., Class A	1,505	22,995
Wingtech Technology Co. Ltd., Class A	2,400	11,196
Wuliangye Yibin Co. Ltd., Class A	1,900	44,009
WuXi AppTec Co. Ltd., Class A	1,000	7,463
WuXi AppTec Co. Ltd., Class H(m)(x)	3,043	21,373
Wuxi Biologics Cayman, Inc.(m)*	32,857	73,966
XCMG Construction Machinery Co. Ltd., Class A	19,500	21,595
Xiaomi Corp., Class B(m)*	135,608	392,493
Xinjiang Daqo New Energy Co. Ltd., Class A	3,122	11,658
Xinyi Solar Holdings Ltd.	39,532	21,460
XPeng, Inc., Class A*	9,054	61,669
Yadea Group Holdings Ltd.(m)	9,032	16,057
Yankuang Energy Group Co. Ltd., Class H	32,978	46,579
Yankuang Energy Group Co. Ltd., Class A	5,070	12,068
Yealink Network Technology Corp. Ltd., Class A	1,540	9,280
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	22,763
Yonyou Network Technology Co. Ltd., Class A*	7,500	12,293
YTO Express Group Co. Ltd., Class A	4,500	11,449
Yum China Holdings, Inc.	19,994	900,130
Yunnan Baiyao Group Co. Ltd., Class A	1,260	10,955
Yunnan Energy New Material Co. Ltd., Class A	900	4,388
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	11,053
Zhaojin Mining Industry Co. Ltd., Class H	11,548	20,470
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	17,502
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	12,026
Zhejiang Expressway Co. Ltd., Class H	16,432	11,499
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	4,374
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	6,001
Zhejiang Leapmotor Technology Co. Ltd.(m)*	4,442	19,142
Zhejiang NHU Co. Ltd., Class A	3,120	10,037
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	14,944
Zhongji Innolight Co. Ltd., Class A	1,120	24,721
Zhongsheng Group Holdings Ltd.	7,277	13,498
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	14,963
Zijin Mining Group Co. Ltd., Class A	9,400	24,304
Zijin Mining Group Co. Ltd., Class H	46,361	105,319
ZTE Corp., Class A	2,900	12,875
ZTE Corp., Class H	5,230	13,523
ZTO Express Cayman, Inc.	3,720	93,743

		28,716,487

Colombia (1.1%)
Bancolombia SA	2,059	17,888
Bancolombia SA (Preference)(q)	6,094	48,218
Bancolombia SA (ADR)(x)	24,817	778,757
Ecopetrol SA	547,562	244,747
Interconexion Electrica SA ESP	3,634	14,722

		1,104,332

Czech Republic (0.9%)
CEZ A/S	1,836	71,374
Komercni Banka A/S	23,169	816,296

		887,670

Egypt (0.1%)
Commercial International Bank - Egypt (CIB)	20,487	35,856
Eastern Co. SAE	36,347	19,574

		55,430

Greece (0.3%)
Alpha Services and Holdings SA	18,515	32,110
Eurobank Ergasias Services and Holdings SA	20,982	48,067
Hellenic Telecommunications Organization SA	1,630	28,106
JUMBO SA	1,066	30,496
Metlen Energy & Metals SA	987	38,871
National Bank of Greece SA	6,874	58,735
OPAP SA	1,568	27,857
Piraeus Financial Holdings SA	9,215	39,246
Public Power Corp. SA	3,212	43,048

		346,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong (0.1%)
Orient Overseas International Ltd.	986	$14,003
Sino Biopharmaceutical Ltd.	84,712	40,646

		54,649

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	5,502	41,128
OTP Bank Nyrt.	2,131	111,412
Richter Gedeon Nyrt.	1,130	34,795

		187,335

India (15.1%)
ABB India Ltd.	452	43,446
Adani Enterprises Ltd.	1,467	54,895
Adani Green Energy Ltd.*	2,560	58,125
Adani Ports & Special Economic Zone Ltd.	4,268	73,757
Adani Power Ltd.*	6,234	48,811
Ambuja Cements Ltd.	4,814	36,337
APL Apollo Tubes Ltd.	1,471	27,807
Apollo Hospitals Enterprise Ltd.	813	69,843
Ashok Leyland Ltd.	12,751	35,818
Asian Paints Ltd.	3,435	136,459
Astral Ltd.	1,050	24,928
AU Small Finance Bank Ltd.(m)	3,155	27,867
Aurobindo Pharma Ltd.	2,672	46,574
Avenue Supermarts Ltd.(m)*	1,333	81,065
Axis Bank Ltd.	20,378	299,635
Bajaj Auto Ltd.	561	82,649
Bajaj Finance Ltd.	2,483	228,237
Bajaj Finserv Ltd.	3,952	93,064
Bajaj Holdings & Investment Ltd.	228	28,553
Balkrishna Industries Ltd.	625	22,748
Bank of Baroda	8,875	26,243
Bharat Electronics Ltd.	35,964	122,353
Bharat Forge Ltd.	2,069	37,444
Bharat Heavy Electricals Ltd.	9,087	30,329
Bharat Petroleum Corp. Ltd.	13,348	58,926
Bharti Airtel Ltd.	22,472	458,430
Bosch Ltd.	64	28,776
Britannia Industries Ltd.	876	66,255
Canara Bank	15,728	20,895
CG Power & Industrial Solutions Ltd.	5,242	47,481
Cholamandalam Investment and Finance Co. Ltd.	4,513	86,597
Cipla Ltd.	5,287	104,357
Coal India Ltd.	16,235	98,832
Colgate-Palmolive India Ltd.	1,111	50,438
Container Corp. of India Ltd.	2,216	24,283
Cummins India Ltd.	1,204	54,683
Dabur India Ltd.	5,000	37,303
Divi’s Laboratories Ltd.	1,073	69,697
Dixon Technologies India Ltd.(m)	289	47,601
DLF Ltd.	6,460	69,005
Dr Reddy’s Laboratories Ltd.	973	78,391
Eicher Motors Ltd.	1,105	66,276
GAIL India Ltd.	18,839	54,019
GMR Airports Infrastructure Ltd.*	21,002	23,573
Godrej Consumer Products Ltd.	3,305	54,954
Godrej Properties Ltd.*	1,011	38,134
Grasim Industries Ltd.	2,123	70,822
Havells India Ltd.	2,025	48,640
HCL Technologies Ltd.	8,243	176,671
HDFC Asset Management Co. Ltd.(m)	742	38,067
HDFC Bank Ltd.	37,372	772,425
HDFC Bank Ltd. (ADR)	10,701	669,455
HDFC Life Insurance Co. Ltd.(m)	9,843	84,334
Hero MotoCorp Ltd.	1,052	71,711
Hindalco Industries Ltd.	13,286	119,889
Hindustan Aeronautics Ltd.(m)	1,774	93,581
Hindustan Petroleum Corp. Ltd.	8,424	44,286
Hindustan Unilever Ltd.	7,085	250,110
ICICI Bank Ltd.	46,366	704,332
ICICI Bank Ltd. (ADR)	28,005	835,949
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	50,441
ICICI Prudential Life Insurance Co. Ltd.(m)	2,904	27,035
IDFC First Bank Ltd.*	28,209	25,027
Indian Hotels Co. Ltd. (The), Class A	7,274	59,432
Indian Oil Corp. Ltd.	22,823	49,063
Indian Railway Catering & Tourism Corp. Ltd.	1,939	21,485
Indus Towers Ltd.*	10,660	49,935
IndusInd Bank Ltd.	2,542	43,911
Info Edge India Ltd.	573	55,389
Infosys Ltd.	29,626	663,075
InterGlobe Aviation Ltd.(m)*	1,506	86,036
ITC Ltd.	27,117	167,667
Jindal Stainless Ltd.	2,856	26,941
Jindal Steel & Power Ltd.	3,297	40,903
Jio Financial Services Ltd.*	26,609	111,324
JSW Energy Ltd.	3,031	26,514
JSW Steel Ltd.	5,842	71,807
Jubilant Foodworks Ltd.	3,199	26,031
Kotak Mahindra Bank Ltd.	9,956	220,258
Larsen & Toubro Ltd.	6,137	269,171
LTIMindtree Ltd.(m)	765	57,003
Lupin Ltd.	1,767	46,201
Macrotech Developers Ltd.(m)	3,172	46,724
Mahindra & Mahindra Ltd.	8,321	307,306
Mankind Pharma Ltd.*	868	26,109
Marico Ltd.	4,174	34,637
Maruti Suzuki India Ltd.	1,104	174,398
Max Healthcare Institute Ltd.	6,705	78,871
Mphasis Ltd.	683	24,535
MRF Ltd.	20	33,058
Muthoot Finance Ltd.	1,044	25,313
Nestle India Ltd.	3,350	107,532
NHPC Ltd.	26,127	29,603
NMDC Ltd.	8,922	26,075
NTPC Ltd.	39,087	206,720
Oil & Natural Gas Corp. Ltd.	27,150	96,417
Oil India Ltd.	4,295	29,760
Oracle Financial Services Software Ltd.	191	26,117
Page Industries Ltd.	50	25,599
PB Fintech Ltd.*	2,543	49,158
Persistent Systems Ltd.	884	57,495
Petronet LNG Ltd.	6,061	24,703
Phoenix Mills Ltd. (The)	1,704	37,529
PI Industries Ltd.	613	34,056
Pidilite Industries Ltd.	1,232	49,388
Polycab India Ltd.	398	33,033
Power Finance Corp. Ltd.	12,146	70,737
Power Grid Corp. of India Ltd.	41,114	173,113
Prestige Estates Projects Ltd.	1,237	27,238
Punjab National Bank	19,156	24,507
Rail Vikas Nigam Ltd.(m)	4,590	29,109
REC Ltd.	10,919	72,249
Reliance Industries Ltd.	26,591	937,065
Samvardhana Motherson International Ltd.	23,500	59,279
SBI Cards & Payment Services Ltd.	3,551	32,785
SBI Life Insurance Co. Ltd.(m)	3,685	81,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Shree Cement Ltd.	87	$27,313
Shriram Finance Ltd.	2,489	106,240
Siemens Ltd.	769	66,529
Solar Industries India Ltd.	235	32,333
Sona Blw Precision Forgings Ltd.(m)	3,537	31,377
SRF Ltd.	1,198	35,709
State Bank of India	16,309	153,337
Sun Pharmaceutical Industries Ltd.	8,901	204,646
Sundaram Finance Ltd.	578	36,357
Supreme Industries Ltd.	552	35,054
Suzlon Energy Ltd.*	78,004	74,512
Tata Communications Ltd.	1,008	25,678
Tata Consultancy Services Ltd.	8,070	411,053
Tata Consumer Products Ltd.	5,807	82,943
Tata Elxsi Ltd.	277	25,533
Tata Motors Ltd.	17,284	201,021
Tata Power Co. Ltd. (The)	11,620	66,918
Tata Steel Ltd.	70,152	141,097
Tech Mahindra Ltd.	4,625	87,046
Titan Co. Ltd.	3,297	150,446
Torrent Pharmaceuticals Ltd.	821	33,276
Torrent Power Ltd.	1,458	32,674
Trent Ltd.	1,544	139,559
Tube Investments of India Ltd.	906	46,878
TVS Motor Co. Ltd.	2,080	70,487
UltraTech Cement Ltd.	980	138,017
United Spirits Ltd.	2,349	44,566
UPL Ltd.	3,943	28,850
Varun Beverages Ltd.	9,700	70,179
Vedanta Ltd.	11,664	71,354
Vodafone Idea Ltd.*	209,033	25,842
Wipro Ltd.	11,040	71,331
Yes Bank Ltd.*	153,764	41,248
Zomato Ltd.*	57,991	189,125
Zydus Lifesciences Ltd.	2,216	28,256

		15,668,902

Indonesia (2.4%)
Adaro Energy Indonesia Tbk. PT	127,572	32,104
Amman Mineral Internasional PT*	57,619	35,298
Astra International Tbk. PT	183,159	61,093
Bank Central Asia Tbk. PT	482,549	329,083
Bank Mandiri Persero Tbk. PT	328,096	150,070
Bank Negara Indonesia Persero Tbk. PT	120,140	42,454
Bank Rakyat Indonesia Persero Tbk. PT	2,780,767	909,168
Chandra Asri Pacific Tbk. PT	67,504	37,787
Charoen Pokphand Indonesia Tbk. PT	64,683	20,080
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	31,199
Indah Kiat Pulp & Paper Tbk. PT	22,387	12,791
Indofood CBP Sukses Makmur Tbk. PT	22,879	18,625
Indofood Sukses Makmur Tbk. PT	1,205,949	561,555
Kalbe Farma Tbk. PT	184,272	20,995
Merdeka Copper Gold Tbk. PT*	99,426	17,863
Sumber Alfaria Trijaya Tbk. PT	177,863	37,123
Telkom Indonesia Persero Tbk. PT	432,651	85,444
Unilever Indonesia Tbk. PT	67,686	9,880
United Tractors Tbk. PT	14,428	25,873

		2,438,485

Kuwait (0.5%)
Boubyan Bank KSCP	11,880	22,176
Gulf Bank KSCP	15,913	15,791
Kuwait Finance House KSCP	88,997	208,685
Mabanee Co. KPSC	5,708	15,646
Mobile Telecommunications Co. KSCP	17,706	27,543
National Bank of Kuwait SAKP	73,812	213,447

		503,288

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	30,763

Malaysia (1.1%)
AMMB Holdings Bhd.	19,972	24,217
Axiata Group Bhd.	25,967	15,869
Celcomdigi Bhd.	39,934	36,026
CIMB Group Holdings Bhd.	56,596	110,488
Gamuda Bhd.	17,314	33,927
Genting Bhd.	16,499	16,925
Genting Malaysia Bhd.	23,476	13,778
Hong Leong Bank Bhd.	7,591	39,690
IHH Healthcare Bhd.	21,971	38,150
Inari Amertron Bhd.	22,380	15,740
IOI Corp. Bhd.	19,549	17,826
Kuala Lumpur Kepong Bhd.	3,372	16,797
Malayan Banking Bhd.	46,826	119,010
Malaysia Airports Holdings Bhd.	9,769	24,781
Maxis Bhd.	18,034	17,275
MISC Bhd.	10,465	19,796
MR DIY Group M Bhd.(m)	33,669	17,310
Nestle Malaysia Bhd.	550	13,872
Petronas Chemicals Group Bhd.	23,324	31,902
Petronas Dagangan Bhd.	3,152	13,652
Petronas Gas Bhd.	9,344	40,789
PPB Group Bhd.	4,905	17,200
Press Metal Aluminium Holdings Bhd.	30,517	37,448
Public Bank Bhd.	124,755	137,961
RHB Bank Bhd.	14,181	21,253
SD Guthrie Bhd.	17,851	20,736
Sime Darby Bhd.	29,543	17,625
Sunway Bhd.	22,652	23,072
Telekom Malaysia Bhd.	13,795	22,481
Tenaga Nasional Bhd.	23,207	81,268
YTL Corp. Bhd.	28,680	17,458
YTL Power International Bhd.	21,290	18,897

		1,093,219

Mexico (1.9%)
America Movil SAB de CV	162,970	133,836
Arca Continental SAB de CV	4,520	42,232
Banco del Bajio SA(m)	6,601	15,455
Cemex SAB de CV	136,177	83,338
Coca-Cola Femsa SAB de CV	4,244	37,500
Fibra Uno Administracion SA de CV (REIT)	24,588	28,634
Fomento Economico Mexicano SAB de CV	15,752	155,304
Gruma SAB de CV, Class B	1,820	33,725
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	21,323
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	56,882
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	46,005
Grupo Bimbo SAB de CV, Class A(x)	12,149	41,778
Grupo Carso SAB de CV(x)	4,856	29,974
Grupo Comercial Chedraui SA de CV(x)	2,734	20,478
Grupo Financiero Banorte SAB de CV, Class O	103,806	738,820
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	43,717
Grupo Mexico SAB de CV	26,998	150,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industrias Penoles SAB de CV*	1,546	$20,493
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	21,732
Operadora De Sites Mexicanos SAB de CV, Class A-1(x)	22,263	17,537
Prologis Property Mexico SA de CV (REIT)	6,269	20,498
Promotora y Operadora de Infraestructura SAB de CV	2,050	19,434
Southern Copper Corp.	820	94,849
Wal-Mart de Mexico SAB de CV	47,712	143,960

		2,018,331

Netherlands (0.0%)
Nebius Group NV, Class A(r)*	2,060	—

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)	2,366	32,745
Credicorp Ltd.	578	104,601

		137,346

Philippines (0.4%)
Ayala Corp.	3,097	37,112
Ayala Land, Inc.	63,229	41,297
Bank of the Philippine Islands	16,379	39,488
BDO Unibank, Inc.	18,767	52,914
International Container Terminal Services, Inc.	11,430	82,404
JG Summit Holdings, Inc.	38,365	19,033
Jollibee Foods Corp.	4,080	19,556
Metropolitan Bank & Trust Co.	15,777	22,129
SM Investments Corp.	2,687	45,840
SM Prime Holdings, Inc.	98,339	56,683
Universal Robina Corp.	8,243	15,254

		431,710

Poland (0.6%)
Alior Bank SA	831	20,010
Allegro.eu SA(m)*	5,040	45,581
Bank Polska Kasa Opieki SA	1,598	60,989
Budimex SA	116	18,007
CD Projekt SA	561	25,383
Dino Polska SA(m)*	396	36,081
KGHM Polska Miedz SA	1,393	57,671
LPP SA	9	36,921
mBank SA*	183	29,354
ORLEN SA	5,334	77,426
PGE Polska Grupa Energetyczna SA*	404	756
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	113,894
Powszechny Zaklad Ubezpieczen SA	5,218	57,047
Santander Bank Polska SA	306	36,117

		615,237

Qatar (0.5%)
Barwa Real Estate Co.	33,504	26,253
Commercial Bank PSQC (The)	25,888	31,285
Industries Qatar QSC	13,744	49,223
Masraf Al Rayan QSC	50,968	34,576
Mesaieed Petrochemical Holding Co.	46,863	20,979
Ooredoo QPSC	4,608	14,833
Qatar Electricity & Water Co. QSC	5,127	22,234
Qatar Fuel QSC	5,099	21,357
Qatar Gas Transport Co. Ltd.	27,866	33,292
Qatar International Islamic Bank QSC	8,410	25,385
Qatar Islamic Bank QPSC	15,864	93,023
Qatar National Bank QPSC	42,063	195,816

		568,256

Romania (0.0%)†
NEPI Rockcastle NV*	6,189	52,260

Russia (0.0%)
Gazprom PJSC(r)*	80,604	—
GMK Norilskiy Nickel PAO (ADR)(r)*	4,277	—
LUKOIL PJSC(r)*	2,799	—
Magnit PJSC(r)*	1,475	—
Mobile TeleSystems PJSC(r)*	26,722	—
Novatek PJSC (GDR)(m)(r)*	780	—
Novolipetsk Steel PJSC(r)*	12,566	—
PhosAgro PJSC (GDR)(m)(r)*	4,890	—
Rosneft Oil Co. PJSC(r)*	8,744	—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)*	1,815	—
Surgutneftegas PJSC (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)*	1,723	—
VTB Bank PJSC(r)*	22,126	—

		—

Saudi Arabia (2.7%)
ACWA Power Co.	1,270	167,442
Ades Holding Co.	3,523	18,895
Advanced Petrochemical Co.*	2,569	26,571
Al Rajhi Bank	17,049	396,298
Alinma Bank	10,656	80,955
Almarai Co. JSC	2,175	32,004
Arab National Bank	7,829	39,861
Arabian Internet & Communications Services Co.	209	15,711
Bank AlBilad	5,327	55,948
Bank Al-Jazira*	4,403	20,141
Banque Saudi Fransi	5,136	44,085
Bupa Arabia for Cooperative Insurance Co.	718	39,657
Co. for Cooperative Insurance (The)	639	25,142
Dallah Healthcare Co.	379	16,266
Dar Al Arkan Real Estate Development Co.*	6,528	27,146
Dr Sulaiman Al Habib Medical Services Group Co.	761	60,168
Elm Co.	209	64,816
Etihad Etisalat Co.	3,282	44,968
Jarir Marketing Co.	5,115	17,916
Mobile Telecommunications Co. Saudi Arabia	6,326	18,482
Mouwasat Medical Services Co.	852	22,689
Nahdi Medical Co.	493	17,294
Power & Water Utility Co. for Jubail & Yanbu	928	14,892
Riyad Bank	12,787	84,942
SABIC Agri-Nutrients Co.	2,029	64,255
Sahara International Petrochemical Co.	3,126	24,457
SAL Saudi Logistics Services	259	20,215
Saudi Arabian Mining Co.*	11,240	146,215
Saudi Arabian Oil Co.(m)	38,203	275,977
Saudi Aramco Base Oil Co.	440	15,553
Saudi Awwal Bank	8,758	80,894
Saudi Basic Industries Corp.	7,829	156,313
Saudi Electricity Co.	7,249	32,193
Saudi Industrial Investment Group	3,261	17,020
Saudi Investment Bank (The)	5,327	18,517
Saudi National Bank (The)	25,574	233,830
Saudi Research & Media Group*	313	23,979
Saudi Tadawul Group Holding Co.	418	25,271
Saudi Telecom Co.	17,397	202,657
Savola Group (The)*	7,430	53,476
Yanbu National Petrochemical Co.	2,398	27,295

		2,770,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (3.2%)
Absa Group Ltd.	7,635	$77,528
Anglo American Platinum Ltd.(x)	507	18,204
Aspen Pharmacare Holdings Ltd.	4,119	46,488
Bid Corp. Ltd.	3,037	77,826
Bidvest Group Ltd. (The)	2,950	49,992
Capitec Bank Holdings Ltd.	746	131,454
Clicks Group Ltd.	1,829	42,023
Discovery Ltd.	3,986	39,635
FirstRand Ltd.	224,926	1,081,311
Gold Fields Ltd.	7,581	117,957
Harmony Gold Mining Co. Ltd.	4,617	47,604
Impala Platinum Holdings Ltd.*	7,991	44,752
Kumba Iron Ore Ltd.	824	19,124
MTN Group Ltd.	17,059	90,669
Naspers Ltd., Class N	1,593	386,773
Nedbank Group Ltd.	4,331	74,944
Ninety One Ltd.	169,081	400,158
Northam Platinum Holdings Ltd.	2,662	16,800
Old Mutual Ltd.	35,801	28,388
Pepkor Holdings Ltd.(m)	21,278	29,668
Remgro Ltd.	3,981	36,251
Sanlam Ltd.(x)	18,533	94,395
Sasol Ltd.	4,588	30,817
Shoprite Holdings Ltd.	4,620	79,091
Sibanye Stillwater Ltd.(x)*	27,853	28,776
Standard Bank Group Ltd.	11,505	161,380
Vodacom Group Ltd.	6,142	38,916
Woolworths Holdings Ltd.	7,787	30,697

		3,321,621

South Korea (9.6%)
Alteogen, Inc.*	345	86,270
Amorepacific Corp.	217	24,509
Celltrion Pharm, Inc.*	323	16,969
Celltrion, Inc.	1,362	203,514
CJ CheilJedang Corp.	56	13,018
CJ Corp.	3,082	280,225
Cosmax, Inc.	8,749	976,794
CosmoAM&T Co. Ltd.*	208	19,946
Coway Co. Ltd.	373	19,025
DB Insurance Co. Ltd.	311	26,707
Doosan Bobcat, Inc.	386	11,984
Doosan Enerbility Co. Ltd.*	4,199	57,509
Ecopro BM Co. Ltd.*	452	63,772
Ecopro Co. Ltd.*	865	58,606
Ecopro Materials Co. Ltd.*	281	28,987
Enchem Co. Ltd.*	97	13,485
GS Holdings Corp.	417	13,568
Hana Financial Group, Inc.	2,776	124,821
Hankook Tire & Technology Co. Ltd.	502	15,912
Hanmi Pharm Co. Ltd.	63	15,489
Hanmi Semiconductor Co. Ltd.	421	34,866
Hanwha Aerospace Co. Ltd.	275	62,457
Hanwha Industrial Solutions Co. Ltd.*	305	7,767
Hanwha Ocean Co. Ltd.*	855	19,974
Hanwha Solutions Corp.	753	14,885
HD Hyundai Co. Ltd.	320	18,720
HD Hyundai Electric Co. Ltd.	188	47,370
HD Hyundai Heavy Industries Co. Ltd.*	144	20,328
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	372	53,395
HLB, Inc.*	1,119	73,334
HMM Co. Ltd.	2,351	33,313
HYBE Co. Ltd.	224	28,914
Hyundai Engineering & Construction Co. Ltd.	526	12,268
Hyundai Glovis Co. Ltd.	254	23,716
Hyundai Mobis Co. Ltd.	515	85,656
Hyundai Motor Co.	1,196	223,158
Hyundai Motor Co. (Preference) (Korea Stock Exchange)(q)	246	32,996
Hyundai Motor Co. (Preference) (OTC US Exchange)(q)	166	21,567
Hyundai Steel Co.	585	12,481
Industrial Bank of Korea	1,761	18,813
Kakao Corp.	2,876	79,504
KakaoBank Corp.	1,644	26,589
KB Financial Group, Inc.	3,562	220,361
Kia Corp.	2,302	175,858
Korea Aerospace Industries Ltd.	507	20,199
Korea Electric Power Corp.*	2,726	42,838
Korea Investment Holdings Co. Ltd.	282	15,828
Korea Zinc Co. Ltd.	73	38,406
Korean Air Lines Co. Ltd.	1,982	34,178
Krafton, Inc.*	251	65,739
KT&G Corp.	899	74,865
Kum Yang Co. Ltd.*	282	11,278
Kumho Petrochemical Co. Ltd.	123	14,852
L&F Co. Ltd.*	200	17,359
LG Chem Ltd.	450	122,677
LG Chem Ltd. (Preference)(q)	55	10,199
LG Corp.	944	57,101
LG Display Co. Ltd.*	2,065	17,275
LG Electronics, Inc.	1,095	87,335
LG Energy Solution Ltd.*	406	128,689
LG H&H Co. Ltd.	80	23,186
LG Innotek Co. Ltd.	96	16,004
LG Uplus Corp.	1,446	10,848
Lotte Chemical Corp.	200	15,523
Meritz Financial Group, Inc.	1,061	78,782
Mirae Asset Securities Co. Ltd.	1,943	12,511
NAVER Corp.	1,195	154,801
NCSoft Corp.	140	20,448
Orion Corp.	161	12,004
Posco DX Co. Ltd.	470	10,962
POSCO Future M Co. Ltd.	267	51,044
POSCO Holdings, Inc.	651	191,661
Posco International Corp.	468	20,435
Samsung Biologics Co. Ltd.(m)*	162	121,032
Samsung C&T Corp.	707	74,501
Samsung E&A Co. Ltd.*	1,058	17,799
Samsung Electro-Mechanics Co. Ltd.	486	49,243
Samsung Electronics Co. Ltd.	64,578	3,037,048
Samsung Electronics Co. Ltd. (Preference)(q)	7,495	291,730
Samsung Fire & Marine Insurance Co. Ltd.	264	69,548
Samsung Heavy Industries Co. Ltd.*	5,732	43,964
Samsung Life Insurance Co. Ltd.	603	42,976
Samsung SDI Co. Ltd.	501	145,009
Samsung SDS Co. Ltd.	334	39,512
Shinhan Financial Group Co. Ltd.	4,230	179,525
SK Biopharmaceuticals Co. Ltd.*	274	21,791
SK Bioscience Co. Ltd.*	456	19,318
SK Hynix, Inc.	4,871	650,361
SK Innovation Co. Ltd.*	598	53,549
SK Square Co. Ltd.*	912	56,351
SK Telecom Co. Ltd.	484	20,689
SK, Inc.	283	33,154
SKC Co. Ltd.*	48	5,256
S-Oil Corp.	304	14,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Woori Financial Group, Inc.	5,542	$65,689
Yuhan Corp.	494	53,869

		9,902,568

Taiwan (20.4%)
Accton Technology Corp.	5,128	86,205
Acer, Inc.	32,515	41,920
Advantech Co. Ltd.	4,455	45,259
Alchip Technologies Ltd.	655	40,877
ASE Technology Holding Co. Ltd.	299,021	1,426,767
Asia Cement Corp.	15,725	23,727
Asia Vital Components Co. Ltd.	2,825	52,668
Asustek Computer, Inc.	6,027	105,317
AUO Corp.*	66,949	36,070
Catcher Technology Co. Ltd.	4,883	36,492
Cathay Financial Holding Co. Ltd.	82,317	172,976
Chailease Holding Co. Ltd.	15,883	82,059
Chang Hwa Commercial Bank Ltd.	48,382	27,366
Cheng Shin Rubber Industry Co. Ltd.	13,228	21,652
China Airlines Ltd.	27,681	18,806
China Steel Corp.	107,475	78,620
Chunghwa Telecom Co. Ltd.	33,116	131,328
Compal Electronics, Inc.	47,199	49,665
CTBC Financial Holding Co. Ltd.	137,717	149,699
Delta Electronics, Inc.	17,744	213,344
E Ink Holdings, Inc.	6,857	63,486
E.Sun Financial Holding Co. Ltd.	128,238	113,664
Eclat Textile Co. Ltd.	1,360	23,421
eMemory Technology, Inc.	490	40,722
Eva Airways Corp.	20,580	24,387
Evergreen Marine Corp. Taiwan Ltd.	7,982	50,697
Far Eastern New Century Corp.	34,411	41,754
Far EasTone Telecommunications Co. Ltd.	16,092	46,120
Feng TAY Enterprise Co. Ltd.	87,120	429,454
First Financial Holding Co. Ltd.	102,685	88,906
Formosa Chemicals & Fibre Corp.	33,062	45,393
Formosa Plastics Corp.	32,974	55,744
Fortune Electric Co. Ltd.	1,120	22,261
Fubon Financial Holding Co. Ltd.	75,912	216,847
Gigabyte Technology Co. Ltd.	4,417	36,080
Global Unichip Corp.	752	26,139
Globalwafers Co. Ltd.	2,457	35,326
Hon Hai Precision Industry Co. Ltd.	269,112	1,594,442
Hotai Motor Co. Ltd.	2,895	64,859
Hua Nan Financial Holdings Co. Ltd.	79,428	64,503
Innolux Corp.*	70,356	35,904
Inventec Corp.	19,884	27,080
KGI Financial Holding Co. Ltd.	126,808	66,116
Largan Precision Co. Ltd.	926	74,322
Lite-On Technology Corp.	17,592	55,311
MediaTek, Inc.	50,558	1,877,163
Mega Financial Holding Co. Ltd.	107,652	133,687
Micro-Star International Co. Ltd.	163,015	896,295
Nan Ya Plastics Corp.	47,296	68,747
Nanya Technology Corp.*	8,913	13,336
Nien Made Enterprise Co. Ltd.	1,746	28,138
Novatek Microelectronics Corp.	4,946	80,958
Pegatron Corp.	15,898	51,743
PharmaEssentia Corp.*	1,651	33,180
Pou Chen Corp.	19,161	21,888
President Chain Store Corp.	5,487	51,148
Quanta Computer, Inc.	23,573	196,650
Realtek Semiconductor Corp.	4,073	60,619
Ruentex Development Co. Ltd.	14,695	22,730
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	41,676
Shin Kong Financial Holding Co. Ltd.*	136,202	51,861
SinoPac Financial Holdings Co. Ltd.	100,902	77,319
Synnex Technology International Corp.	9,642	22,089
Taishin Financial Holding Co. Ltd.	98,204	57,098
Taiwan Business Bank	58,683	29,577
Taiwan Cooperative Financial Holding Co. Ltd.	88,837	72,706
Taiwan Mobile Co. Ltd.	15,213	55,282
Taiwan Semiconductor Manufacturing Co. Ltd.	312,072	9,437,154
TCC Group Holdings Co. Ltd.	60,564	64,685
Unimicron Technology Corp.	11,840	53,875
Uni-President Enterprises Corp.	264,419	728,590
United Microelectronics Corp.	101,617	172,752
Vanguard International Semiconductor Corp.	7,815	25,559
Voltronic Power Technology Corp.	748	47,863
Walsin Lihwa Corp.	28,451	31,466
Wan Hai Lines Ltd.	6,967	21,575
Winbond Electronics Corp.*	22,800	15,382
Wistron Corp.	22,536	71,924
Wiwynn Corp.	777	42,107
WPG Holdings Ltd.	12,093	28,660
Yageo Corp.	3,790	74,611
Yang Ming Marine Transport Corp.	15,133	32,995
Yuanta Financial Holding Co. Ltd.	89,059	89,210
Zhen Ding Technology Holding Ltd.	5,748	20,615

		21,086,668

Thailand (2.1%)
Advanced Info Service PCL	10,424	84,228
Airports of Thailand PCL	37,552	74,690
Bangkok Dusit Medical Services PCL, Class F	97,473	92,391
Bumrungrad Hospital PCL	5,224	43,672
Central Pattana PCL	17,696	36,847
Charoen Pokphand Foods PCL	33,954	25,325
CP ALL PCL	51,162	104,144
Delta Electronics Thailand PCL	27,324	90,861
Gulf Energy Development PCL	25,702	45,529
Kasikornbank PCL	110,190	513,666
Minor International PCL	27,972	24,558
PTT Exploration & Production PCL	155,778	634,198
PTT Global Chemical PCL(x)	172,900	161,200
PTT PCL	87,053	91,984
SCB X PCL	7,376	24,986
Siam Cement PCL (The)	6,834	51,185
True Corp. PCL*	90,825	31,613

		2,131,077

Turkey (0.4%)
Akbank TAS	25,213	45,416
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	20,431
BIM Birlesik Magazalar A/S	5,030	72,992
Coca-Cola Icecek A/S	9,185	15,309
Eregli Demir ve Celik Fabrikalari TAS	11,314	17,700
Haci Omer Sabanci Holding A/S	8,743	24,889
KOC Holding A/S	6,608	36,366
Pegasus Hava Tasimaciligi A/S*	2,820	19,733
Sasa Polyester Sanayi A/S*	220,127	27,679
Tofas Turk Otomobil Fabrikasi A/S	1,594	10,045
Turk Hava Yollari AO*	4,461	37,178
Turkcell Iletisim Hizmetleri A/S	11,528	32,092
Turkiye Is Bankasi A/S, Class C	70,706	29,070
Turkiye Petrol Rafinerileri A/S	7,175	32,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Turkiye Sise ve Cam Fabrikalari A/S	11,139	$14,039
Yapi ve Kredi Bankasi A/S	30,053	27,173

		462,674

United Arab Emirates (0.8%)
Abu Dhabi Commercial Bank PJSC	25,127	57,600
Abu Dhabi Islamic Bank PJSC	12,467	43,174
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	26,357
ADNOC Drilling Co. PJSC	29,255	37,673
Aldar Properties PJSC	33,061	67,687
Americana Restaurants International plc - Foreign Co.	22,450	16,197
Dubai Islamic Bank PJSC	24,854	42,630
Emaar Properties PJSC	56,887	135,053
Emirates NBD Bank PJSC	16,262	89,876
Emirates Telecommunications Group Co. PJSC	32,256	162,463
First Abu Dhabi Bank PJSC	43,883	164,156
Multiply Group PJSC*	620	398

		843,264

United Kingdom (0.1%)
Anglogold Ashanti plc	4,104	109,026

United States (0.1%)
JBS SA	6,207	36,016
Legend Biotech Corp. (ADR)*	645	31,431

		67,447

Total Common Stocks (99.2%) (Cost $93,675,683)		102,614,149

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	20,000	20,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	377,593	377,593
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	126,508	126,584

Total Investment Companies		544,177

Total Short-Term Investments (0.5%) (Cost $544,170)		544,177

Total Investments in Securities (99.7%) (Cost $94,219,853)		103,158,326
Other Assets Less Liabilities (0.3%)		299,951

Net Assets (100%)		$103,458,277

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $5,107,643 or 4.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $525,093. This was collateralized by $149,043 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/15/24 - 2/15/54 and by cash of $417,593 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Financials	$24,708,725	23.9%
Information Technology	24,692,666	23.9
Consumer Discretionary	13,360,759	12.9
Communication Services	8,832,294	8.5
Consumer Staples	6,448,607	6.2
Industrials	6,403,592	6.2
Materials	6,069,951	5.9
Energy	4,702,019	4.6
Health Care	3,497,905	3.4
Utilities	2,100,608	2.0
Real Estate	1,797,023	1.7
Investment Companies	544,177	0.5
Cash and Other	299,951	0.3

		100.0%

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	11	12/2024	USD	644,985	43,448

					43,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$6,150,727	$—	$—		$6,150,727
Chile	557,053	301,382	—		858,435
China	2,683,578	26,003,495	29,414		28,716,487
Colombia	1,104,332	—	—		1,104,332
Czech Republic	—	887,670	—		887,670
Egypt	—	55,430	—		55,430
Greece	—	346,536	—		346,536
Hong Kong	—	54,649	—		54,649
Hungary	—	187,335	—		187,335
India	1,505,404	14,163,498	—		15,668,902
Indonesia	—	2,438,485	—		2,438,485
Kuwait	—	503,288	—		503,288
Luxembourg	—	30,763	—		30,763
Malaysia	—	1,093,219	—		1,093,219
Mexico	2,018,331	—	—		2,018,331
Netherlands	—	—	—	(a)	—	(a)
Peru	137,346	—	—		137,346
Philippines	—	431,710	—		431,710
Poland	—	615,237	—		615,237
Qatar	—	568,256	—		568,256
Romania	—	52,260	—		52,260
Russia	—	—	—	(a)	—	(a)
Saudi Arabia	—	2,770,406	—		2,770,406
South Africa	—	3,321,621	—		3,321,621
South Korea	—	9,902,568	—		9,902,568
Taiwan	—	21,086,668	—		21,086,668
Thailand	—	2,131,077	—		2,131,077
Turkey	—	462,674	—		462,674
United Arab Emirates	—	843,264	—		843,264
United Kingdom	—	109,026	—		109,026
United States	67,447	—	—		67,447
Futures	43,448	—	—		43,448
Short-Term Investments
Investment Companies	544,177	—	—		544,177

Total Assets	$14,811,843	$88,360,517	$29,414		$103,201,774

Total Liabilities	$—	$—	$—		$—

Total	$14,811,843	$88,360,517	$29,414		$103,201,774

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,517,024
Aggregate gross unrealized depreciation	(12,431,869)

Net unrealized appreciation	$8,085,155

Federal income tax cost of investments in securities and derivative instruments, if applicable	$95,116,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,548,952	$34,076,944
Verizon Communications, Inc.	909,361	40,839,402

		74,916,346

Entertainment (1.2%)
Electronic Arts, Inc.	51,937	7,449,843
Live Nation Entertainment, Inc.*	33,833	3,704,375
Netflix, Inc.*	92,710	65,756,422
Take-Two Interactive Software, Inc.*	35,215	5,412,898
Walt Disney Co. (The)	391,780	37,685,318
Warner Bros Discovery, Inc.*	482,003	3,976,525

		123,985,381

Interactive Media & Services (6.2%)
Alphabet, Inc., Class A	1,265,691	209,914,852
Alphabet, Inc., Class C	1,037,590	173,474,672
Match Group, Inc.*	55,712	2,108,142
Meta Platforms, Inc., Class A	471,956	270,166,493

		655,664,159

Media (0.5%)
Charter Communications, Inc., Class A*	20,968	6,795,309
Comcast Corp., Class A	834,517	34,857,775
Fox Corp., Class A	48,529	2,054,233
Fox Corp., Class B	28,499	1,105,761
Interpublic Group of Cos., Inc. (The)	81,137	2,566,363
News Corp., Class A	81,728	2,176,417
News Corp., Class B	24,249	677,760
Omnicom Group, Inc.	42,552	4,399,451
Paramount Global, Class B	128,472	1,364,373

		55,997,442

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	105,863	21,845,889

Total Communication Services		932,409,217

Consumer Discretionary (10.0%)
Automobile Components (0.0%)†
Aptiv plc*	57,411	4,134,166
BorgWarner, Inc.	49,204	1,785,613

		5,919,779

Automobiles (1.7%)
Ford Motor Co.	843,447	8,906,800
General Motors Co.	242,795	10,886,928
Tesla, Inc.*	599,383	156,816,574

		176,610,302

Broadline Retail (3.6%)
Amazon.com, Inc.*	2,017,902	375,995,680
eBay, Inc.	105,636	6,877,960

		382,873,640

Distributors (0.1%)
Genuine Parts Co.	30,096	4,203,809
LKQ Corp.	56,870	2,270,251
Pool Corp.	8,265	3,114,252

		9,588,312

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	95,051	12,053,417
Booking Holdings, Inc.	7,242	30,504,173
Caesars Entertainment, Inc.*	47,360	1,976,806
Carnival Corp.*	218,230	4,032,890
Chipotle Mexican Grill, Inc.*	295,841	17,046,358
Darden Restaurants, Inc.	25,591	4,200,251
Domino’s Pizza, Inc.	7,555	3,249,708
Expedia Group, Inc.*	26,929	3,986,031
Hilton Worldwide Holdings, Inc.	53,234	12,270,437
Las Vegas Sands Corp.	76,360	3,843,962
Marriott International, Inc., Class A	50,477	12,548,582
McDonald’s Corp.	154,964	47,188,088
MGM Resorts International*	49,873	1,949,536
Norwegian Cruise Line Holdings Ltd.*	94,984	1,948,122
Royal Caribbean Cruises Ltd.	51,280	9,095,021
Starbucks Corp.	244,799	23,865,454
Wynn Resorts Ltd.	20,201	1,936,872
Yum! Brands, Inc.	60,739	8,485,846

		200,181,554

Household Durables (0.4%)
DR Horton, Inc.	63,389	12,092,719
Garmin Ltd.	33,218	5,847,364
Lennar Corp., Class A	52,214	9,789,081
Mohawk Industries, Inc.*	11,317	1,818,416
NVR, Inc.*	665	6,524,847
PulteGroup, Inc.	44,830	6,434,450

		42,506,877

Leisure Products (0.0%)†
Hasbro, Inc.	28,308	2,047,235

Specialty Retail (1.9%)
AutoZone, Inc.*	3,690	11,623,647
Best Buy Co., Inc.	42,406	4,380,540
CarMax, Inc.*	33,717	2,609,021
Home Depot, Inc. (The)	214,213	86,799,108
Lowe’s Cos., Inc.	123,099	33,341,364
O’Reilly Automotive, Inc.*	12,531	14,430,700
Ross Stores, Inc.	72,060	10,845,751
TJX Cos., Inc. (The)	244,140	28,696,215
Tractor Supply Co.	23,302	6,779,251
Ulta Beauty, Inc.*	10,308	4,011,049

		203,516,646

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	32,936	5,251,645
Lululemon Athletica, Inc.*	24,843	6,741,148
NIKE, Inc., Class B	259,546	22,943,867
Ralph Lauren Corp.	8,654	1,677,751
Tapestry, Inc.	49,733	2,336,456

		38,950,867

Total Consumer Discretionary		1,062,195,212

Consumer Staples (5.8%)
Beverages (1.3%)
Brown-Forman Corp., Class B	39,602	1,948,418
Coca-Cola Co. (The)	837,935	60,214,009
Constellation Brands, Inc., Class A	33,848	8,722,291
Keurig Dr Pepper, Inc.	228,500	8,564,180
Molson Coors Beverage Co., Class B	37,954	2,183,114
Monster Beverage Corp.*	152,356	7,948,413
PepsiCo, Inc.	296,726	50,458,256

		140,038,681

Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	95,771	84,902,907
Dollar General Corp.	47,503	4,017,329
Dollar Tree, Inc.*	43,647	3,069,257
Kroger Co. (The)	143,451	8,219,742
Sysco Corp.	106,232	8,292,470
Target Corp.	99,941	15,576,804
Walgreens Boots Alliance, Inc.	154,786	1,386,883
Walmart, Inc.	938,307	75,768,290

		201,233,682

Food Products (0.7%)
Archer-Daniels-Midland Co.	103,291	6,170,604
Bunge Global SA	30,600	2,957,184
Campbell Soup Co.	42,567	2,082,378
Conagra Brands, Inc.	103,487	3,365,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	120,244	$8,880,019
Hershey Co. (The)	31,901	6,117,974
Hormel Foods Corp.	62,777	1,990,031
J M Smucker Co. (The)	22,992	2,784,331
Kellanova	57,955	4,677,548
Kraft Heinz Co. (The)	190,670	6,694,424
Lamb Weston Holdings, Inc.	31,037	2,009,335
McCormick & Co., Inc. (Non-Voting)	54,442	4,480,577
Mondelez International, Inc., Class A	288,566	21,258,657
Tyson Foods, Inc., Class A	61,744	3,677,473

		77,145,932

Household Products (1.2%)
Church & Dwight Co., Inc.	52,886	5,538,222
Clorox Co. (The)	26,757	4,358,983
Colgate-Palmolive Co.	176,511	18,323,607
Kimberly-Clark Corp.	72,758	10,352,008
Procter & Gamble Co. (The)	508,534	88,078,089

		126,650,909

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	50,339	5,018,295
Kenvue, Inc.	413,724	9,569,436

		14,587,731

Tobacco (0.6%)
Altria Group, Inc.	368,587	18,812,681
Philip Morris International, Inc.	335,876	40,775,346

		59,588,027

Total Consumer Staples		619,244,962

Energy (3.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	214,604	7,757,934
Halliburton Co.	190,713	5,540,213
Schlumberger NV	306,755	12,868,372

		26,166,519

Oil, Gas & Consumable Fuels (3.0%)
APA Corp.	79,909	1,954,574
Chevron Corp.	367,435	54,112,152
ConocoPhillips	250,859	26,410,436
Coterra Energy, Inc.	159,702	3,824,863
Devon Energy Corp.	135,275	5,291,958
Diamondback Energy, Inc.	38,538	6,643,951
EOG Resources, Inc.	122,832	15,099,738
EQT Corp.	128,325	4,701,828
Exxon Mobil Corp.#	959,762	112,503,302
Hess Corp.	59,706	8,108,075
Kinder Morgan, Inc.	417,130	9,214,402
Marathon Oil Corp.	120,841	3,217,996
Marathon Petroleum Corp.	72,300	11,778,393
Occidental Petroleum Corp.	145,455	7,496,751
ONEOK, Inc.	126,175	11,498,328
Phillips 66	90,421	11,885,840
Targa Resources Corp.	47,327	7,004,869
Valero Energy Corp.	69,210	9,345,426
Williams Cos., Inc. (The)	263,319	12,020,512

		322,113,394

Total Energy		348,279,913

Financials (12.8%)
Banks (3.1%)
Bank of America Corp.	1,458,349	57,867,288
Citigroup, Inc.	412,131	25,799,401
Citizens Financial Group, Inc.	96,844	3,977,383
Fifth Third Bancorp	146,205	6,263,422
Huntington Bancshares, Inc.	313,762	4,612,301
JPMorgan Chase & Co.	614,627	129,600,249
KeyCorp	200,496	3,358,308
M&T Bank Corp.	36,076	6,425,857
PNC Financial Services Group, Inc. (The)	85,869	15,872,885
Regions Financial Corp.	197,690	4,612,108
Truist Financial Corp.	289,288	12,372,848
US Bancorp	337,098	15,415,492
Wells Fargo & Co.	735,299	41,537,040

		327,714,582

Capital Markets (3.0%)
Ameriprise Financial, Inc.	21,211	9,965,140
Bank of New York Mellon Corp. (The)	159,417	11,455,706
BlackRock, Inc.	30,079	28,560,311
Blackstone, Inc.	155,555	23,820,137
Cboe Global Markets, Inc.	22,604	4,630,882
Charles Schwab Corp. (The)	322,718	20,915,354
CME Group, Inc.	77,789	17,164,143
FactSet Research Systems, Inc.	8,218	3,779,047
Franklin Resources, Inc.	66,659	1,343,179
Goldman Sachs Group, Inc. (The)	68,221	33,776,899
Intercontinental Exchange, Inc.	124,029	19,924,019
Invesco Ltd.	97,211	1,707,025
KKR & Co., Inc.	145,693	19,024,592
MarketAxess Holdings, Inc.	8,155	2,089,311
Moody’s Corp.	33,831	16,055,854
Morgan Stanley	269,114	28,052,443
MSCI, Inc.	16,990	9,903,981
Nasdaq, Inc.	89,394	6,526,656
Northern Trust Corp.	43,559	3,921,617
Raymond James Financial, Inc.	40,040	4,903,298
S&P Global, Inc.	69,171	35,735,122
State Street Corp.	64,509	5,707,111
T. Rowe Price Group, Inc.	48,087	5,238,117

		314,199,944

Consumer Finance (0.5%)
American Express Co.	121,324	32,903,069
Capital One Financial Corp.	82,490	12,351,228
Discover Financial Services	54,238	7,609,049
Synchrony Financial	85,379	4,258,704

		57,122,050

Financial Services (4.1%)
Berkshire Hathaway, Inc., Class B*	395,712	182,130,405
Corpay, Inc.*	14,999	4,691,087
Fidelity National Information Services, Inc.	117,856	9,870,440
Fiserv, Inc.*	124,371	22,343,250
Global Payments, Inc.	54,965	5,629,515
Jack Henry & Associates, Inc.	15,748	2,780,152
Mastercard, Inc., Class A	178,229	88,009,480
PayPal Holdings, Inc.*	220,849	17,232,848
Visa, Inc., Class A	360,858	99,217,907

		431,905,084

Insurance (2.1%)
Aflac, Inc.	108,882	12,173,008
Allstate Corp. (The)	57,039	10,817,446
American International Group, Inc.	139,109	10,186,952
Aon plc, Class A	46,930	16,237,311
Arch Capital Group Ltd.*	80,908	9,051,987
Arthur J Gallagher & Co.	47,331	13,317,523
Assurant, Inc.	11,189	2,225,045
Brown & Brown, Inc.	51,147	5,298,829
Chubb Ltd.	81,152	23,403,425
Cincinnati Financial Corp.	33,752	4,594,322
Erie Indemnity Co., Class A	5,388	2,908,550
Everest Group Ltd.	9,348	3,662,827
Globe Life, Inc.	19,403	2,054,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	63,298	$7,444,478
Loews Corp.	39,360	3,111,408
Marsh & McLennan Cos., Inc.	106,232	23,699,297
MetLife, Inc.	127,082	10,481,723
Principal Financial Group, Inc.	46,026	3,953,633
Progressive Corp. (The)	126,519	32,105,461
Prudential Financial, Inc.	77,121	9,339,353
Travelers Cos., Inc. (The)	49,239	11,527,835
W.R. Berkley Corp.	64,572	3,663,170
Willis Towers Watson plc	21,939	6,461,694

		227,720,249

Total Financials		1,358,661,909

Health Care (11.5%)
Biotechnology (1.9%)
AbbVie, Inc.	381,574	75,353,234
Amgen, Inc.	116,076	37,400,848
Biogen, Inc.*	31,467	6,099,563
Gilead Sciences, Inc.	268,949	22,548,684
Incyte Corp.*	34,533	2,282,631
Moderna, Inc.*	73,074	4,883,535
Regeneron Pharmaceuticals, Inc.*	22,924	24,098,626
Vertex Pharmaceuticals, Inc.*	55,756	25,931,001

		198,598,122

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	375,861	42,851,913
Align Technology, Inc.*	15,168	3,857,526
Baxter International, Inc.	110,211	4,184,712
Becton Dickinson & Co.	62,440	15,054,284
Boston Scientific Corp.*	318,124	26,658,791
Cooper Cos., Inc. (The)*	43,015	4,746,275
Dexcom, Inc.*	86,567	5,803,452
Edwards Lifesciences Corp.*	130,133	8,587,477
GE HealthCare Technologies, Inc.	91,745	8,610,268
Hologic, Inc.*	50,177	4,087,418
IDEXX Laboratories, Inc.*	17,780	8,982,812
Insulet Corp.*	15,147	3,525,464
Intuitive Surgical, Inc.*	76,625	37,643,564
Medtronic plc	277,074	24,944,972
ResMed, Inc.	31,741	7,748,613
Solventum Corp.*	29,848	2,081,002
STERIS plc	21,304	5,167,072
Stryker Corp.	74,065	26,756,722
Teleflex, Inc.	10,178	2,517,223
Zimmer Biomet Holdings, Inc.	43,994	4,749,152

		248,558,712

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	52,677	5,821,862
Cencora, Inc.	37,685	8,482,140
Centene Corp.*	113,636	8,554,518
Cigna Group (The)	60,390	20,921,512
CVS Health Corp.	271,755	17,087,954
DaVita, Inc.*	9,968	1,634,054
Elevance Health, Inc.	50,093	26,048,360
HCA Healthcare, Inc.	40,140	16,314,100
Henry Schein, Inc.*	27,372	1,995,419
Humana, Inc.	26,010	8,238,407
Labcorp Holdings, Inc.	18,138	4,053,480
McKesson Corp.	28,013	13,850,188
Molina Healthcare, Inc.*	12,659	4,361,785
Quest Diagnostics, Inc.	24,047	3,733,297
UnitedHealth Group, Inc.	199,481	116,632,551
Universal Health Services, Inc., Class B	12,845	2,941,633

		260,671,260

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	63,028	9,358,398
Bio-Techne Corp.	34,042	2,720,977
Charles River Laboratories International, Inc.*	11,154	2,197,003
Danaher Corp.	138,854	38,604,189
IQVIA Holdings, Inc.*	37,412	8,865,522
Mettler-Toledo International, Inc.*	4,584	6,874,625
Revvity, Inc.	26,644	3,403,771
Thermo Fisher Scientific, Inc.	82,521	51,045,015
Waters Corp.*	12,824	4,615,229
West Pharmaceutical Services, Inc.	15,671	4,703,807

		132,388,536

Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	437,968	22,660,464
Catalent, Inc.*	39,096	2,368,045
Eli Lilly and Co.	170,412	150,974,807
Johnson & Johnson	520,025	84,275,252
Merck & Co., Inc.	547,582	62,183,412
Pfizer, Inc.	1,224,149	35,426,872
Viatris, Inc.	257,830	2,993,406
Zoetis, Inc.	97,870	19,121,841

		380,004,099

Total Health Care		1,220,220,729

Industrials (8.4%)
Aerospace & Defense (1.9%)
Axon Enterprise, Inc.*	15,510	6,197,796
Boeing Co. (The)*	126,452	19,225,762
General Dynamics Corp.	55,708	16,834,958
General Electric Co.	234,238	44,172,602
Howmet Aerospace, Inc.	88,170	8,839,043
Huntington Ingalls Industries, Inc.	8,471	2,239,563
L3Harris Technologies, Inc.	40,981	9,748,150
Lockheed Martin Corp.	45,827	26,788,631
Northrop Grumman Corp.	29,697	15,682,095
RTX Corp.	287,365	34,817,143
Textron, Inc.	40,475	3,585,275
TransDigm Group, Inc.	12,121	17,298,243

		205,429,261

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	25,336	2,796,334
Expeditors International of Washington, Inc.	30,487	4,005,992
FedEx Corp.	48,685	13,324,111
United Parcel Service, Inc., Class B	158,240	21,574,442

		41,700,879

Building Products (0.6%)
A.O. Smith Corp.	25,914	2,327,855
Allegion plc	18,885	2,752,300
Builders FirstSource, Inc.*	25,157	4,876,936
Carrier Global Corp.	181,366	14,598,149
Johnson Controls International plc	144,308	11,199,744
Masco Corp.	47,147	3,957,519
Trane Technologies plc	48,750	18,950,587

		58,663,090

Commercial Services & Supplies (0.6%)
Cintas Corp.	74,013	15,237,796
Copart, Inc.*	189,171	9,912,560
Republic Services, Inc.	44,100	8,857,044
Rollins, Inc.	60,682	3,069,296
Veralto Corp.	53,381	5,971,199
Waste Management, Inc.	78,892	16,377,979

		59,425,874

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,827	9,489,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.7%)
AMETEK, Inc.	50,018	$8,588,591
Eaton Corp. plc	86,000	28,503,840
Emerson Electric Co.	123,717	13,530,928
GE Vernova, Inc.*	59,364	15,136,633
Generac Holdings, Inc.*	12,995	2,064,646
Hubbell, Inc., Class B	11,596	4,967,147
Rockwell Automation, Inc.	24,512	6,580,491

		79,372,276

Ground Transportation (1.0%)
CSX Corp.	418,816	14,461,716
JB Hunt Transport Services, Inc.	17,405	2,999,404
Norfolk Southern Corp.	48,842	12,137,237
Old Dominion Freight Line, Inc.	40,738	8,092,196
Uber Technologies, Inc.*	453,855	34,111,742
Union Pacific Corp.	131,602	32,437,261

		104,239,556

Industrial Conglomerates (0.4%)
3M Co.	118,674	16,222,736
Honeywell International, Inc.	140,672	29,078,309

		45,301,045

Machinery (1.7%)
Caterpillar, Inc.	104,750	40,969,820
Cummins, Inc.	29,606	9,586,127
Deere & Co.	55,363	23,104,641
Dover Corp.	29,694	5,693,528
Fortive Corp.	75,683	5,973,659
IDEX Corp.	16,354	3,507,933
Illinois Tool Works, Inc.	58,365	15,295,715
Ingersoll Rand, Inc.	87,163	8,555,920
Nordson Corp.	11,753	3,086,690
Otis Worldwide Corp.	86,530	8,993,928
PACCAR, Inc.	113,245	11,175,017
Parker-Hannifin Corp.	27,768	17,544,378
Pentair plc	35,752	3,496,188
Snap-on, Inc.	11,381	3,297,189
Stanley Black & Decker, Inc.	33,259	3,662,814
Westinghouse Air Brake Technologies Corp.	37,844	6,878,904
Xylem, Inc.	52,471	7,085,159

		177,907,610

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	138,527	7,035,786
Southwest Airlines Co.	129,433	3,835,100
United Airlines Holdings, Inc.*	71,036	4,053,314

		14,924,200

Professional Services (0.6%)
Automatic Data Processing, Inc.	88,094	24,378,253
Broadridge Financial Solutions, Inc.	25,212	5,421,336
Dayforce, Inc.(x)*	34,154	2,091,933
Equifax, Inc.	26,730	7,854,878
Jacobs Solutions, Inc.	27,049	3,540,714
Leidos Holdings, Inc.	29,102	4,743,626
Paychex, Inc.	69,239	9,291,182
Paycom Software, Inc.	10,513	1,751,150
Verisk Analytics, Inc.	30,767	8,244,325

		67,317,397

Trading Companies & Distributors (0.3%)
Fastenal Co.	123,706	8,835,083
United Rentals, Inc.	14,385	11,647,966
W.W. Grainger, Inc.	9,598	9,970,498

		30,453,547

Total Industrials		894,223,955

Information Technology (31.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	55,649	21,359,199
Cisco Systems, Inc.	870,325	46,318,697
F5, Inc.*	12,591	2,772,538
Juniper Networks, Inc.	71,107	2,771,751
Motorola Solutions, Inc.	36,042	16,205,564

		89,427,749

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	260,156	16,951,765
CDW Corp.	28,856	6,530,113
Corning, Inc.	166,367	7,511,470
Jabil, Inc.	24,507	2,936,674
Keysight Technologies, Inc.*	37,705	5,992,456
Teledyne Technologies, Inc.*	10,107	4,423,429
Trimble, Inc.*	52,755	3,275,558
Zebra Technologies Corp., Class A*	11,143	4,126,476

		51,747,941

IT Services (1.3%)
Accenture plc, Class A	135,315	47,831,146
Akamai Technologies, Inc.*	32,733	3,304,396
Amentum Holdings, Inc.*	27,049	872,330
Cognizant Technology Solutions Corp., Class A	107,074	8,263,971
EPAM Systems, Inc.*	12,299	2,447,870
Gartner, Inc.*	16,647	8,436,034
GoDaddy, Inc., Class A*	30,454	4,774,578
International Business Machines Corp.	198,991	43,992,930
TE Connectivity plc	65,654	9,913,098
VeriSign, Inc.*	18,132	3,444,355

		133,280,708

Semiconductors & Semiconductor Equipment (11.0%)
Advanced Micro Devices, Inc.*	349,633	57,367,783
Analog Devices, Inc.	107,195	24,673,073
Applied Materials, Inc.	178,863	36,139,269
Broadcom, Inc.	1,005,572	173,461,170
Enphase Energy, Inc.*	29,255	3,306,400
First Solar, Inc.*	23,125	5,768,300
Intel Corp.	921,778	21,624,912
KLA Corp.	29,039	22,488,092
Lam Research Corp.	28,165	22,984,893
Microchip Technology, Inc.	115,898	9,305,451
Micron Technology, Inc.	239,537	24,842,382
Monolithic Power Systems, Inc.	10,532	9,736,834
NVIDIA Corp.	5,314,216	645,358,391
NXP Semiconductors NV	55,029	13,207,510
ON Semiconductor Corp.*	92,536	6,719,039
Qorvo, Inc.*	20,492	2,116,824
QUALCOMM, Inc.	240,652	40,922,873
Skyworks Solutions, Inc.	34,503	3,407,861
Teradyne, Inc.	35,250	4,721,033
Texas Instruments, Inc.	197,241	40,744,073

		1,168,896,163

Software (10.2%)
Adobe, Inc.*	95,785	49,595,557
ANSYS, Inc.*	18,878	6,015,097
Autodesk, Inc.*	46,542	12,821,390
Cadence Design Systems, Inc.*	59,152	16,031,967
Crowdstrike Holdings, Inc., Class A*	49,876	13,988,722
Fair Isaac Corp.*	5,297	10,294,826
Fortinet, Inc.*	137,148	10,635,827
Gen Digital, Inc.	117,012	3,209,639
Intuit, Inc.	60,389	37,501,569
Microsoft Corp.	1,605,722	690,942,177
Oracle Corp.	345,294	58,838,098
Palantir Technologies, Inc., Class A*	435,027	16,183,004
Palo Alto Networks, Inc.*	69,949	23,908,568
PTC, Inc.*	25,952	4,688,488
Roper Technologies, Inc.	23,158	12,886,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce, Inc.	209,328	$57,295,167
ServiceNow, Inc.*	44,501	39,801,249
Synopsys, Inc.*	33,098	16,760,496
Tyler Technologies, Inc.*	9,218	5,380,731

		1,086,778,610

Technology Hardware, Storage & Peripherals (7.6%)
Apple, Inc.	3,284,474	765,282,442
Dell Technologies, Inc., Class C	62,144	7,366,550
Hewlett Packard Enterprise Co.	280,762	5,744,390
HP, Inc.	211,393	7,582,667
NetApp, Inc.	44,407	5,484,708
Seagate Technology Holdings plc	45,058	4,935,203
Super Micro Computer, Inc.*	10,879	4,530,016
Western Digital Corp.*	70,538	4,817,040

		805,743,016

Total Information Technology		3,335,874,187

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	48,026	14,299,261
Albemarle Corp.(x)	25,390	2,404,687
Celanese Corp.	23,604	3,209,200
CF Industries Holdings, Inc.	38,973	3,343,883
Corteva, Inc.	149,543	8,791,633
Dow, Inc.	151,416	8,271,856
DuPont de Nemours, Inc.	90,189	8,036,742
Eastman Chemical Co.	25,253	2,827,073
Ecolab, Inc.	54,706	13,968,083
FMC Corp.	26,965	1,778,072
International Flavors & Fragrances, Inc.	55,444	5,817,739
Linde plc	103,847	49,520,480
LyondellBasell Industries NV, Class A	56,182	5,387,854
Mosaic Co. (The)	68,834	1,843,375
PPG Industries, Inc.	50,399	6,675,852
Sherwin-Williams Co. (The)	50,135	19,135,025

		155,310,815

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,203	7,106,515
Vulcan Materials Co.	28,528	7,144,267

		14,250,782

Containers & Packaging (0.2%)
Amcor plc	312,230	3,537,566
Avery Dennison Corp.	17,394	3,839,899
Ball Corp.	65,578	4,453,402
International Paper Co.	75,041	3,665,753
Packaging Corp. of America	19,262	4,149,035
Smurfit WestRock plc	106,585	5,267,431

		24,913,086

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	310,397	15,495,018
Newmont Corp.	247,873	13,248,812
Nucor Corp.	51,271	7,708,082
Steel Dynamics, Inc.	31,000	3,908,480

		40,360,392

Total Materials		234,835,075

Real Estate (2.3%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	33,632	3,993,800
Healthpeak Properties, Inc. (REIT)	152,034	3,477,018
Ventas, Inc. (REIT)	89,252	5,723,731
Welltower, Inc. (REIT)	125,012	16,005,286

		29,199,835

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	151,745	2,670,712

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	200,020	25,258,526

Office REITs (0.0%)†
BXP, Inc. (REIT)	31,388	2,525,478

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	65,069	8,099,789
CoStar Group, Inc.*	88,531	6,678,779

		14,778,568

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	30,682	6,911,121
Camden Property Trust (REIT)	23,036	2,845,637
Equity Residential (REIT)	73,703	5,487,925
Essex Property Trust, Inc. (REIT)	13,871	4,097,771
Invitation Homes, Inc. (REIT)	123,072	4,339,519
Mid-America Apartment Communities, Inc. (REIT)	25,248	4,011,907
UDR, Inc. (REIT)	64,838	2,939,755

		30,633,635

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,252	1,868,492
Kimco Realty Corp. (REIT)	145,625	3,381,413
Realty Income Corp. (REIT)	188,129	11,931,141
Regency Centers Corp. (REIT)	35,287	2,548,780
Simon Property Group, Inc. (REIT)	66,206	11,190,138

		30,919,964

Specialized REITs (1.0%)
American Tower Corp. (REIT)	100,901	23,465,537
Crown Castle, Inc. (REIT)	93,877	11,136,628
Digital Realty Trust, Inc. (REIT)	66,485	10,759,268
Equinix, Inc. (REIT)	20,510	18,205,291
Extra Space Storage, Inc. (REIT)	45,782	8,249,459
Iron Mountain, Inc. (REIT)	63,368	7,530,019
Public Storage (REIT)	34,027	12,381,404
SBA Communications Corp. (REIT)	23,217	5,588,332
VICI Properties, Inc. (REIT), Class A	226,215	7,535,222
Weyerhaeuser Co. (REIT)	157,118	5,320,015

		110,171,175

Total Real Estate		246,157,893

Utilities (2.5%)
Electric Utilities (1.6%)
Alliant Energy Corp.	55,410	3,362,833
American Electric Power Co., Inc.	114,951	11,793,973
Constellation Energy Corp.	67,549	17,564,091
Duke Energy Corp.	166,771	19,228,696
Edison International	83,424	7,265,396
Entergy Corp.	46,188	6,078,803
Evergy, Inc.	49,677	3,080,471
Eversource Energy	76,383	5,197,863
Exelon Corp.	216,025	8,759,814
FirstEnergy Corp.	110,728	4,910,787
NextEra Energy, Inc.	443,830	37,516,950
NRG Energy, Inc.	44,583	4,061,511
PG&E Corp.	461,745	9,128,699
Pinnacle West Capital Corp.	24,532	2,173,290
PPL Corp.	159,370	5,271,959
Southern Co. (The)	236,207	21,301,147
Xcel Energy, Inc.	120,434	7,864,340

		174,560,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	33,534	$4,651,501

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	153,577	3,080,754
Vistra Corp.	74,394	8,818,665

		11,899,419

Multi-Utilities (0.7%)
Ameren Corp.	57,639	5,041,107
CenterPoint Energy, Inc.	140,788	4,141,983
CMS Energy Corp.	64,533	4,557,966
Consolidated Edison, Inc.	74,709	7,779,448
Dominion Energy, Inc.	181,231	10,473,339
DTE Energy Co.	44,721	5,742,624
NiSource, Inc.	96,889	3,357,204
Public Service Enterprise Group, Inc.	107,615	9,600,334
Sempra	136,775	11,438,493
WEC Energy Group, Inc.	68,281	6,567,267

		68,699,765

Water Utilities (0.1%)
American Water Works Co., Inc.	42,095	6,155,973

Total Utilities		265,967,281

Total Common Stocks (99.0%) (Cost $2,607,880,849)		10,518,070,333

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	227,544	227,544

Total Investment Companies		527,544

Total Short-Term Investments (0.0%)† (Cost $527,544)		527,544

Total Investments in Securities (99.0%) (Cost $2,608,408,393)		10,518,597,877
Other Assets Less Liabilities (1.0%)		102,618,299

Net Assets (100%)		$10,621,216,176

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,125,540.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $2,051,492. This was collateralized by $1,586,358 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/24/24 – 11/15/51 and by cash of $527,544 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	346	12/2024	USD	100,586,525	1,448,165

					1,448,165

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$932,409,217	$—	$—	$932,409,217
Consumer Discretionary	1,062,195,212	—	—	1,062,195,212
Consumer Staples	619,244,962	—	—	619,244,962
Energy	348,279,913	—	—	348,279,913
Financials	1,358,661,909	—	—	1,358,661,909
Health Care	1,220,220,729	—	—	1,220,220,729
Industrials	894,223,955	—	—	894,223,955
Information Technology	3,335,874,187	—	—	3,335,874,187
Materials	234,835,075	—	—	234,835,075
Real Estate	246,157,893	—	—	246,157,893
Utilities	265,967,281	—	—	265,967,281
Futures	1,448,165	—	—	1,448,165
Short-Term Investments
Investment Companies	527,544	—	—	527,544

Total Assets	$10,520,046,042	$—	$—	$10,520,046,042

Total Liabilities	$—	$—	$—	$—

Total	$10,520,046,042	$—	$—	$10,520,046,042

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,069,797,917
Aggregate gross unrealized depreciation	(176,379,066)

Net unrealized appreciation	$7,893,418,851

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,626,627,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	295,100	$6,492,200
Cellnex Telecom SA(m)	11,300	458,239

		6,950,439

Entertainment (1.7%)
IMAX Corp.*	15,200	311,752
Live Nation Entertainment, Inc.*	13,200	1,445,268
Netflix, Inc.*	13,802	9,789,344
ROBLOX Corp., Class A*	15,600	690,456
Sea Ltd. (ADR)*	11,200	1,055,936
Spotify Technology SA*	3,700	1,363,561
Take-Two Interactive Software, Inc.*	48	7,378
TKO Group Holdings, Inc., Class A*	7,300	903,083
Walt Disney Co. (The)	66,445	6,391,345

		21,958,123

Interactive Media & Services (6.8%)
Alphabet, Inc., Class A	18,820	3,121,297
Alphabet, Inc., Class C	283,640	47,421,771
Bumble, Inc., Class A(x)*	71,400	455,532
Match Group, Inc.*	17,700	669,768
Meta Platforms, Inc., Class A	61,329	35,107,173
Pinterest, Inc., Class A*	46,000	1,489,020
Snap, Inc., Class A*	94	1,006

		88,265,567

Media (0.2%)
Liberty Broadband Corp., Class A*	23,766	1,825,704

Total Communication Services		118,999,833

Consumer Discretionary (10.1%)
Automobile Components (0.1%)
Aptiv plc*	20,900	1,505,009

Automobiles (1.2%)
Tesla, Inc.*	57,660	15,085,586

Broadline Retail (4.2%)
Amazon.com, Inc.*	282,700	52,675,491
Etsy, Inc.*	10,000	555,300
PDD Holdings, Inc. (ADR)*	6,800	916,708

		54,147,499

Distributors (0.1%)
LKQ Corp.	32,100	1,281,432

Diversified Consumer Services (0.0%)†
Service Corp. International	11,000	868,230

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	19,000	2,409,390
Booking Holdings, Inc.	868	3,656,120
Caesars Entertainment, Inc.*	20,500	855,670
Churchill Downs, Inc.	12,700	1,717,167
Domino’s Pizza, Inc.	4,780	2,056,069
Flutter Entertainment plc*	4,760	1,118,452
Marriott International, Inc., Class A	16,910	4,203,826
McDonald’s Corp.	4,000	1,218,040
Red Rock Resorts, Inc., Class A	9,790	532,968
Restaurant Brands International, Inc.	32,800	2,366,780
Starbucks Corp.	27,200	2,651,728
Yum! Brands, Inc.	19,150	2,675,447

		25,461,657

Household Durables (0.0%)†
DR Horton, Inc.	1,066	203,361

Leisure Products (0.0%)†
Brunswick Corp.	5,900	494,538

Specialty Retail (1.9%)
Foot Locker, Inc.	23,100	596,904
Home Depot, Inc. (The)	11,520	4,667,904
Lowe’s Cos., Inc.	47,500	12,865,375
TJX Cos., Inc. (The)	51,170	6,014,521

		24,144,704

Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc., Class B	42,950	3,796,780
PVH Corp.	16,600	1,673,778
Tapestry, Inc.	42,760	2,008,865

		7,479,423

Total Consumer Discretionary		130,671,439

Consumer Staples (5.8%)
Beverages (2.1%)
Brown-Forman Corp., Class B	8,200	403,440
Coca-Cola Co. (The)	155,406	11,167,475
Constellation Brands, Inc., Class A	12,603	3,247,667
Diageo plc	9,814	341,535
Keurig Dr Pepper, Inc.	121,374	4,549,098
Monster Beverage Corp.*	59,471	3,102,602
PepsiCo, Inc.	22,003	3,741,610

		26,553,427

Consumer Staples Distribution & Retail (1.8%)
Alimentation Couche-Tard, Inc.	15,020	830,379
BJ’s Wholesale Club Holdings, Inc.*	7,700	635,096
Costco Wholesale Corp.	10,397	9,217,148
Dollar Tree, Inc.*	5,325	374,454
Target Corp.	19,150	2,984,719
Walmart, Inc.	115,963	9,364,012

		23,405,808

Food Products (0.4%)
Archer-Daniels-Midland Co.	15,300	914,022
J M Smucker Co. (The)	13,800	1,671,180
Lamb Weston Holdings, Inc.	10,941	708,320
Mondelez International, Inc., Class A	28,431	2,094,512

		5,388,034

Household Products (1.0%)
Procter & Gamble Co. (The)	74,274	12,864,257

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	12,237	1,219,907
Kenvue, Inc.	130,826	3,026,005

		4,245,912

Tobacco (0.2%)
Philip Morris International, Inc.	21,400	2,597,960

Total Consumer Staples		75,055,398

Energy (3.3%)
Energy Equipment & Services (0.1%)
Expro Group Holdings NV*	26,419	453,614
Weatherford International plc	5,149	437,253

		890,867

Oil, Gas & Consumable Fuels (3.2%)
Africa Oil Corp.(x)	559,143	723,502
Athabasca Oil Corp.*	304,021	1,079,005
DT Midstream, Inc.	6,590	518,370
Exxon Mobil Corp.	198,550	23,274,031
Galp Energia SGPS SA	106,080	1,983,794
Hess Corp.	9,014	1,224,101
Imperial Oil Ltd.	36,945	2,599,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kosmos Energy Ltd.*	90,588	$365,070
Marathon Petroleum Corp.	14,010	2,282,369
MEG Energy Corp.	144,146	2,708,233
Shell plc (ADR)	46,035	3,036,008
Valero Energy Corp.	14,086	1,902,033

		41,695,737

Total Energy		42,586,604

Financials (12.9%)
Banks (4.1%)
AIB Group plc	188,200	1,077,851
Bank of America Corp.	218,819	8,682,738
Citigroup, Inc.	90,710	5,678,446
Eurobank Ergasias Services and Holdings SA	669,670	1,534,122
HDFC Bank Ltd.	28,532	589,715
JPMorgan Chase & Co.	43,057	9,078,999
KeyCorp	85,007	1,423,867
M&T Bank Corp.	15,259	2,717,933
Pathward Financial, Inc.	14,511	957,871
Piraeus Financial Holdings SA	153,692	654,561
PNC Financial Services Group, Inc. (The)	19,629	3,628,421
UMB Financial Corp.	10,537	1,107,544
US Bancorp	114,000	5,213,220
Wells Fargo & Co.	186,551	10,538,266

		52,883,554

Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)	46,775	3,361,251
BlackRock, Inc.	1,935	1,837,302
Carlyle Group, Inc. (The)	24,843	1,069,740
Cboe Global Markets, Inc.	12,334	2,526,867
Charles Schwab Corp. (The)	10,000	648,100
Intercontinental Exchange, Inc.	28,600	4,594,304
London Stock Exchange Group plc	10,282	1,404,894
LPL Financial Holdings, Inc.	9,446	2,197,423
MarketAxess Holdings, Inc.	15,277	3,913,967
Morgan Stanley	67,550	7,041,412
Northern Trust Corp.	24,900	2,241,747
State Street Corp.	31,234	2,763,272
StepStone Group, Inc., Class A	22,723	1,291,348
Tradeweb Markets, Inc., Class A	11,168	1,381,147
UBS Group AG (Registered)	32,313	998,795
Virtu Financial, Inc., Class A	44,624	1,359,247

		38,630,816

Consumer Finance (0.2%)
Discover Financial Services	16,009	2,245,902
OneMain Holdings, Inc.	10,470	492,823

		2,738,725

Financial Services (3.2%)
Apollo Global Management, Inc.	29,488	3,683,346
AvidXchange Holdings, Inc.*	164,830	1,336,771
Berkshire Hathaway, Inc., Class A*	4	2,764,720
Block, Inc., Class A*	63,434	4,258,325
Corpay, Inc.*	10,400	3,252,704
Fiserv, Inc.*	29,792	5,352,133
PayPal Holdings, Inc.*	18,800	1,466,964
UWM Holdings Corp., Class A	153,944	1,311,603
Visa, Inc., Class A	65,916	18,123,604

		41,550,170

Insurance (2.4%)
Arthur J Gallagher & Co.	12,535	3,526,973
Chubb Ltd.	21,709	6,260,658
Direct Line Insurance Group plc	369,633	925,601
Everest Group Ltd.	3,578	1,401,968
Fairfax Financial Holdings Ltd.	1,774	2,239,940
Hartford Financial Services Group, Inc. (The)	27,203	3,199,345
Marsh & McLennan Cos., Inc.	26,941	6,010,268
Progressive Corp. (The)	8,777	2,227,251
Prudential plc	35,727	331,777
Travelers Cos., Inc. (The)	16,100	3,769,332
Unum Group	16,422	976,123

		30,869,236

Total Financials		166,672,501

Health Care (11.5%)
Biotechnology (1.6%)
Alnylam Pharmaceuticals, Inc.*	2,300	632,569
Argenx SE (ADR)*	5,456	2,957,588
BioNTech SE (ADR)(x)*	7,200	855,144
Exact Sciences Corp.*	24,800	1,689,376
Gilead Sciences, Inc.	95,070	7,970,669
Moderna, Inc.*	8,600	574,738
Regeneron Pharmaceuticals, Inc.*	5,023	5,280,379
Vertex Pharmaceuticals, Inc.*	1,322	614,836

		20,575,299

Health Care Equipment & Supplies (2.8%)
Boston Scientific Corp.*	188,367	15,785,155
Insulet Corp.*	10,200	2,374,050
Intuitive Surgical, Inc.*	15,595	7,661,356
Lantheus Holdings, Inc.*	4,439	487,180
Masimo Corp.*	3,951	526,787
Stryker Corp.	24,625	8,896,027

		35,730,555

Health Care Providers & Services (2.6%)
Cencora, Inc.	11,461	2,579,642
Elevance Health, Inc.	16,000	8,320,000
Surgery Partners, Inc.*	56,604	1,824,913
Tenet Healthcare Corp.*	22,474	3,735,179
UnitedHealth Group, Inc.	29,035	16,976,183

		33,435,917

Life Sciences Tools & Services (1.0%)
Danaher Corp.	30,192	8,393,980
IQVIA Holdings, Inc.*	14,460	3,426,586
Thermo Fisher Scientific, Inc.	3,069	1,898,391

		13,718,957

Pharmaceuticals (3.5%)
AstraZeneca plc (ADR)	27,995	2,181,090
Eli Lilly and Co.	24,653	21,841,079
Merck & Co., Inc.	89,250	10,135,230
Royalty Pharma plc, Class A	85,517	2,419,276
Teva Pharmaceutical Industries Ltd. (ADR)*	95,000	1,711,900
UCB SA	38,824	7,001,144

		45,289,719

Total Health Care		148,750,447

Industrials (8.6%)
Aerospace & Defense (2.6%)
Boeing Co. (The)*	31,295	4,758,092
General Electric Co.	46,073	8,688,446
Howmet Aerospace, Inc.	39,290	3,938,823
Lockheed Martin Corp.	11,495	6,719,517
Northrop Grumman Corp.	5,249	2,771,840
RTX Corp.	13,989	1,694,907
TransDigm Group, Inc.	3,600	5,137,668

		33,709,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.2%)
FedEx Corp.	8,900	$2,435,752

Building Products (0.8%)
Trane Technologies plc	26,049	10,126,028

Construction & Engineering (0.2%)
Quanta Services, Inc.	8,450	2,519,368

Electrical Equipment (1.2%)
AMETEK, Inc.	37,907	6,509,011
Eaton Corp. plc	16,250	5,385,900
GE Vernova, Inc.*	13,050	3,327,489

		15,222,400

Ground Transportation (1.0%)
CSX Corp.	97,040	3,350,791
Old Dominion Freight Line, Inc.	21,600	4,290,624
Uber Technologies, Inc.*	20,380	1,531,761
Union Pacific Corp.	14,840	3,657,763

		12,830,939

Machinery (2.4%)
Caterpillar, Inc.	13,916	5,442,826
Deere & Co.	3,690	1,539,948
Dover Corp.	29,400	5,637,156
Fortive Corp.	49,682	3,921,400
Ingersoll Rand, Inc.	65,270	6,406,903
Parker-Hannifin Corp.	13,444	8,494,188

		31,442,421

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	17,960	912,188

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	136,675	1,573,129

Total Industrials		110,771,518

Information Technology (29.9%)
Electronic Equipment, Instruments & Components (0.1%)
Hon Hai Precision Industry Co. Ltd.	163,000	965,747

IT Services (0.6%)
Capgemini SE	11,600	2,504,387
EPAM Systems, Inc.*	7,800	1,552,434
MongoDB, Inc.*	9,500	2,568,325
Twilio, Inc., Class A*	24,000	1,565,280

		8,190,426

Semiconductors & Semiconductor Equipment (11.3%)
Advanced Micro Devices, Inc.*	39,400	6,464,752
Alchip Technologies Ltd.	10,000	624,082
ASML Holding NV	7,800	6,473,724
Astera Labs, Inc.(x)*	2,200	115,258
Lattice Semiconductor Corp.*	22,100	1,172,847
Marvell Technology, Inc.	54,000	3,894,480
Micron Technology, Inc.	105,200	10,910,292
NVIDIA Corp.	760,500	92,355,120
NXP Semiconductors NV	17,100	4,104,171
ON Semiconductor Corp.*	62,900	4,567,169
Renesas Electronics Corp.	120,700	1,745,940
SolarEdge Technologies, Inc.*	32,000	733,120
Taiwan Semiconductor Manufacturing Co. Ltd.	425,000	12,852,132

		146,013,087

Software (12.2%)
Adobe, Inc.*	23,600	12,219,608
Autodesk, Inc.*	17,500	4,820,900
Elastic NV*	21,300	1,634,988
Five9, Inc.*	40,700	1,169,311
HubSpot, Inc.*	7,800	4,146,480
Intuit, Inc.	5,500	3,415,500
Microsoft Corp.	255,700	110,027,710
Salesforce, Inc.	40,000	10,948,400
Synopsys, Inc.*	11,800	5,975,402
Tenable Holdings, Inc.*	24,000	972,480
Workday, Inc., Class A*	7,000	1,710,870

		157,041,649

Technology Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	294,700	68,665,100
Dell Technologies, Inc., Class C	33,000	3,911,820
Wiwynn Corp.	19,000	1,029,656

		73,606,576

Total Information Technology		385,817,485

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	7,162	2,132,414
Axalta Coating Systems Ltd.*	23,274	842,286
Balchem Corp.	3,350	589,600
Chemours Co. (The)	45,093	916,290
Corteva, Inc.	23,525	1,383,035
Dow, Inc.	40,020	2,186,292
Ecolab, Inc.	11,160	2,849,483
Element Solutions, Inc.	28,595	776,640
Linde plc	14,267	6,803,362
Sherwin-Williams Co. (The)	1,860	709,906
Tronox Holdings plc	40,052	585,961

		19,775,269

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,092	1,126,019

Containers & Packaging (0.1%)
AptarGroup, Inc.	5,326	853,172
International Paper Co.	15,050	735,192

		1,588,364

Metals & Mining (0.5%)
ATI, Inc.*	7,490	501,156
First Quantum Minerals Ltd.*	47,590	648,867
Freeport-McMoRan, Inc.	33,106	1,652,651
Ivanhoe Mines Ltd., Class A*	43,285	643,938
Nucor Corp.	7,988	1,200,916
Teck Resources Ltd., Class B	10,180	531,803
Wheaton Precious Metals Corp.	12,601	769,669

		5,949,000

Total Materials		28,438,652

Real Estate (2.3%)
Health Care REITs (0.3%)
Omega Healthcare Investors, Inc. (REIT)	10,825	440,577
Ventas, Inc. (REIT)	20,621	1,322,425
Welltower, Inc. (REIT)	20,027	2,564,057

		4,327,059

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	18,225	2,301,453
Terreno Realty Corp. (REIT)	14,050	938,961

		3,240,414

Office REITs (0.0%)†
COPT Defense Properties (REIT)	10,006	303,482

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	16,023	1,994,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
DigitalBridge Group, Inc.	15,450	$218,309

		2,212,852

Residential REITs (0.3%)
Essex Property Trust, Inc. (REIT)	3,081	910,189
Invitation Homes, Inc. (REIT)	51,235	1,806,546
Mid-America Apartment Communities, Inc. (REIT)	5,640	896,196
Sun Communities, Inc. (REIT)	2,300	310,845

		3,923,776

Retail REITs (0.2%)
Macerich Co. (The) (REIT)	24,000	437,760
NNN REIT, Inc. (REIT)	11,600	562,484
Simon Property Group, Inc. (REIT)	2,918	493,200
SITE Centers Corp. (REIT)	12,371	748,446

		2,241,890

Specialized REITs (1.0%)
American Tower Corp. (REIT)	18,991	4,416,547
Crown Castle, Inc. (REIT)	14,599	1,731,879
CubeSmart (REIT)	19,094	1,027,830
Digital Realty Trust, Inc. (REIT)	9,525	1,541,431
Equinix, Inc. (REIT)	3,243	2,878,584
Extra Space Storage, Inc. (REIT)	388	69,914
Four Corners Property Trust, Inc. (REIT)	12,200	357,582
Public Storage (REIT)	3,100	1,127,997

		13,151,764

Total Real Estate		29,401,237

Utilities (2.5%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	14,900	1,528,740
Constellation Energy Corp.	8,466	2,201,330
Edison International	27,800	2,421,102
Entergy Corp.	14,900	1,960,989
Eversource Energy	24,400	1,660,420
FirstEnergy Corp.	25,500	1,130,925
NextEra Energy, Inc.	57,700	4,877,381
NRG Energy, Inc.	11,213	1,021,504
PG&E Corp.	155,800	3,080,166
PPL Corp.	35,400	1,171,032
Southern Co. (The)	13,900	1,253,502

		22,307,091

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	63,500	1,273,810
Vistra Corp.	14,000	1,659,560

		2,933,370

Multi-Utilities (0.6%)
CenterPoint Energy, Inc.	38,200	1,123,844
NiSource, Inc.	41,000	1,420,650
Public Service Enterprise Group, Inc.	19,350	1,726,213
Sempra	40,400	3,378,652

		7,649,359

Total Utilities		32,889,820

Total Common Stocks (98.3%) (Cost $779,811,926)		1,270,054,934

EXCHANGE TRADED FUNDS (ETF):
Equity (1.0%)
iShares Core S&P 500 ETF	21,200	12,228,584

Total Exchange Traded Funds (1.0%) (Cost $12,177,468)		12,228,584

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	287,443	287,443

Total Investment Companies		387,443

Total Short-Term Investments (0.0%)† (Cost $387,443)		387,443

Total Investments in Securities (99.3%) (Cost $792,376,837)		1,282,670,961
Other Assets Less Liabilities (0.7%)		9,232,976

Net Assets (100%)		$1,291,903,937

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $458,239 or 0.0% of net assets.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $780,034. This was collateralized by $427,617 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/24/24 – 11/15/51 and by cash of $387,443 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$118,541,594	$458,239	$—	$118,999,833
Consumer Discretionary	129,552,987	1,118,452	—	130,671,439
Consumer Staples	74,713,863	341,535	—	75,055,398
Energy	40,602,810	1,983,794	—	42,586,604
Financials	160,153,980	6,518,521	—	166,672,501
Health Care	141,749,303	7,001,144	—	148,750,447
Industrials	110,771,518	—	—	110,771,518
Information Technology	359,621,817	26,195,668	—	385,817,485
Materials	28,438,652	—	—	28,438,652
Real Estate	29,401,237	—	—	29,401,237
Utilities	32,889,820	—	—	32,889,820
Exchange Traded Fund	12,228,584	—	—	12,228,584
Short-Term Investments
Investment Companies	387,443	—	—	387,443

Total Assets	$1,239,053,608	$43,617,353	$—	$1,282,670,961

Total Liabilities	$—	$—	$—	$—

Total	$1,239,053,608	$43,617,353	$—	$1,282,670,961

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$516,251,853
Aggregate gross unrealized depreciation	(27,290,543)

Net unrealized appreciation	$488,961,310

Federal income tax cost of investments in securities and derivative instruments, if applicable	$793,709,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,069	$221,518
Verizon Communications, Inc.	5,899	264,924

		486,442

Entertainment (0.3%)
Electronic Arts, Inc.	342	49,057
Live Nation Entertainment, Inc.*	198	21,679
Netflix, Inc.*	596	422,725
Take-Two Interactive Software, Inc.*	223	34,277
Walt Disney Co. (The)	2,560	246,246
Warner Bros Discovery, Inc.*	3,112	25,674

		799,658

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A	8,161	1,353,502
Alphabet, Inc., Class C	6,688	1,118,167
Match Group, Inc.*	393	14,871
Meta Platforms, Inc., Class A	3,047	1,744,224

		4,230,764

Media (0.1%)
Charter Communications, Inc., Class A*	140	45,371
Comcast Corp., Class A	5,278	220,462
Fox Corp., Class A	325	13,757
Fox Corp., Class B	199	7,721
Interpublic Group of Cos., Inc. (The)	530	16,764
News Corp., Class A	536	14,274
News Corp., Class B	170	4,751
Omnicom Group, Inc.	271	28,019
Paramount Global, Class B(x)	688	7,307

		358,426

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	663	136,817

Total Communication Services		6,012,107

Consumer Discretionary (2.3%)
Automobile Components (0.0%)†
Aptiv plc*	382	27,508
BorgWarner, Inc.	333	12,084

		39,592

Automobiles (0.4%)
Ford Motor Co.	5,507	58,154
General Motors Co.	1,602	71,834
Tesla, Inc.*	3,866	1,011,461

		1,141,449

Broadline Retail (0.8%)
Amazon.com, Inc.*	13,023	2,426,576
eBay, Inc.	711	46,293

		2,472,869

Distributors (0.0%)†
Genuine Parts Co.	199	27,796
LKQ Corp.	370	14,771
Pool Corp.	55	20,724

		63,291

Hotels, Restaurants & Leisure (0.4%)
Airbnb, Inc., Class A*	620	78,622
Booking Holdings, Inc.	46	193,758
Caesars Entertainment, Inc.*	304	12,689
Carnival Corp.*	1,418	26,205
Chipotle Mexican Grill, Inc.*	1,950	112,359
Darden Restaurants, Inc.	171	28,066
Domino’s Pizza, Inc.	50	21,507
Expedia Group, Inc.*	178	26,348
Hilton Worldwide Holdings, Inc.	351	80,906
Las Vegas Sands Corp.	513	25,824
Marriott International, Inc., Class A	337	83,778
McDonald’s Corp.	977	297,506
MGM Resorts International*	352	13,760
Norwegian Cruise Line Holdings Ltd.*	573	11,752
Royal Caribbean Cruises Ltd.	332	58,884
Starbucks Corp.	1,590	155,009
Wynn Resorts Ltd.	133	12,752
Yum! Brands, Inc.	395	55,185

		1,294,910

Household Durables (0.1%)
DR Horton, Inc.	417	79,551
Garmin Ltd.	216	38,023
Lennar Corp., Class A	346	64,868
Mohawk Industries, Inc.*	73	11,730
NVR, Inc.*	3	29,435
PulteGroup, Inc.	294	42,198

		265,805

Leisure Products (0.0%)†
Hasbro, Inc.	182	13,162

Specialty Retail (0.5%)
AutoZone, Inc.*	24	75,601
Best Buy Co., Inc.	276	28,511
CarMax, Inc.*	222	17,178
Home Depot, Inc. (The)	1,364	552,693
Lowe’s Cos., Inc.	804	217,763
O’Reilly Automotive, Inc.*	83	95,583
Ross Stores, Inc.	473	71,191
TJX Cos., Inc. (The)	1,590	186,889
Tractor Supply Co.	151	43,930
Ulta Beauty, Inc.*	67	26,071

		1,315,410

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	216	34,441
Lululemon Athletica, Inc.*	161	43,687
NIKE, Inc., Class B	1,701	150,368
Ralph Lauren Corp.	58	11,245
Tapestry, Inc.	323	15,175

		254,916

Total Consumer Discretionary		6,861,404

Consumer Staples (1.4%)
Beverages (0.3%)
Brown-Forman Corp., Class B	256	12,595
Coca-Cola Co. (The)	5,445	391,278
Constellation Brands, Inc., Class A	228	58,753
Keurig Dr Pepper, Inc.	1,289	48,312
Molson Coors Beverage Co., Class B	266	15,300
Monster Beverage Corp.*	996	51,961
PepsiCo, Inc.	1,931	328,367

		906,566

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.	614	544,323
Dollar General Corp.	304	25,709
Dollar Tree, Inc.*	294	20,674
Kroger Co. (The)	940	53,862
Sysco Corp.	706	55,111
Target Corp.	650	101,309
Walgreens Boots Alliance, Inc.	1,021	9,148
Walmart, Inc.	6,083	491,202

		1,301,338

Food Products (0.2%)
Archer-Daniels-Midland Co.	694	41,460
Bunge Global SA	199	19,231
Campbell Soup Co.	272	13,306
Conagra Brands, Inc.	669	21,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	793	$58,563
Hershey Co. (The)	207	39,698
Hormel Foods Corp.	401	12,712
J M Smucker Co. (The)	149	18,044
Kellanova	370	29,863
Kraft Heinz Co. (The)	1,316	46,205
Lamb Weston Holdings, Inc.	203	13,142
McCormick & Co., Inc. (Non-Voting)	346	28,476
Mondelez International, Inc., Class A	1,886	138,942
Tyson Foods, Inc., Class A	399	23,764

		505,162

Household Products (0.3%)
Church & Dwight Co., Inc.	343	35,919
Clorox Co. (The)	174	28,347
Colgate-Palmolive Co.	1,152	119,589
Kimberly-Clark Corp.	472	67,156
Procter & Gamble Co. (The)	3,240	561,168

		812,179

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	327	32,599
Kenvue, Inc.	2,689	62,196

		94,795

Tobacco (0.1%)
Altria Group, Inc.	2,412	123,109
Philip Morris International, Inc.	2,183	265,016

		388,125

Total Consumer Staples		4,008,165

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,401	50,646
Halliburton Co.	1,243	36,109
Schlumberger NV	2,007	84,194

		170,949

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	506	12,377
Chevron Corp.	2,327	342,697
ConocoPhillips	1,645	173,186
Coterra Energy, Inc.	1,068	25,579
Devon Energy Corp.	888	34,738
Diamondback Energy, Inc.	250	43,100
EOG Resources, Inc.	811	99,696
EQT Corp.	808	29,605
Exxon Mobil Corp.	6,150	720,903
Hess Corp.	386	52,419
Kinder Morgan, Inc.	2,706	59,775
Marathon Oil Corp.	792	21,091
Marathon Petroleum Corp.	443	72,169
Occidental Petroleum Corp.	934	48,138
ONEOK, Inc.	820	74,727
Phillips 66	595	78,213
Targa Resources Corp.	311	46,031
Valero Energy Corp.	459	61,979
Williams Cos., Inc. (The)	1,711	78,107

		2,074,530

Total Energy		2,245,479

Financials (2.9%)
Banks (0.7%)
Bank of America Corp.	9,312	369,500
Citigroup, Inc.	2,679	167,705
Citizens Financial Group, Inc.	639	26,244
Fifth Third Bancorp	969	41,512
Huntington Bancshares, Inc.	2,071	30,444
JPMorgan Chase & Co.	3,950	832,897
KeyCorp	1,324	22,177
M&T Bank Corp.	234	41,680
PNC Financial Services Group, Inc. (The)	557	102,961
Regions Financial Corp.	1,290	30,096
Truist Financial Corp.	1,879	80,365
US Bancorp	2,191	100,194
Wells Fargo & Co.	4,697	265,334

		2,111,109

Capital Markets (0.7%)
Ameriprise Financial, Inc.	139	65,304
Bank of New York Mellon Corp. (The)	1,050	75,453
BlackRock, Inc.	196	186,104
Blackstone, Inc.	1,004	153,743
Cboe Global Markets, Inc.	150	30,730
Charles Schwab Corp. (The)	2,096	135,842
CME Group, Inc.	506	111,649
FactSet Research Systems, Inc.	54	24,832
Goldman Sachs Group, Inc. (The)	432	213,888
Intercontinental Exchange, Inc.	805	129,315
Invesco Ltd.	641	11,256
KKR & Co., Inc.	935	122,092
MarketAxess Holdings, Inc.	53	13,579
Moody’s Corp.	221	104,884
Morgan Stanley	1,757	183,150
MSCI, Inc.	111	64,705
Nasdaq, Inc.	534	38,987
Northern Trust Corp.	287	25,839
Raymond James Financial, Inc.	262	32,084
S&P Global, Inc.	449	231,962
State Street Corp.	423	37,423
T. Rowe Price Group, Inc.	311	33,877

		2,026,698

Consumer Finance (0.1%)
American Express Co.	771	209,095
Capital One Financial Corp.	537	80,405
Discover Financial Services	352	49,382
Synchrony Financial	564	28,133

		367,015

Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	2,557	1,176,885
Corpay, Inc.*	99	30,963
Fidelity National Information Services, Inc.	781	65,409
Fiserv, Inc.*	771	138,510
Global Payments, Inc.	357	36,564
Jack Henry & Associates, Inc.	102	18,007
Mastercard, Inc., Class A	1,153	569,351
PayPal Holdings, Inc.*	1,382	107,837
Visa, Inc., Class A	2,310	635,135

		2,778,661

Insurance (0.5%)
Aflac, Inc.	726	81,167
Allstate Corp. (The)	371	70,360
American International Group, Inc.	825	60,415
Aon plc, Class A	305	105,527
Arch Capital Group Ltd.*	525	58,737
Arthur J Gallagher & Co.	307	86,381
Assurant, Inc.	72	14,318
Brown & Brown, Inc.	332	34,395
Chubb Ltd.	510	147,079
Cincinnati Financial Corp.	215	29,266
Erie Indemnity Co., Class A	33	17,814
Everest Group Ltd.	61	23,902
Globe Life, Inc.	118	12,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	410	$48,220
Loews Corp.	255	20,158
Marsh & McLennan Cos., Inc.	695	155,047
MetLife, Inc.	839	69,201
Principal Financial Group, Inc.	303	26,028
Progressive Corp. (The)	822	208,591
Prudential Financial, Inc.	505	61,155
Travelers Cos., Inc. (The)	320	74,918
W.R. Berkley Corp.	426	24,167
Willis Towers Watson plc	142	41,823

		1,471,166

Total Financials		8,754,649

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.	2,480	489,750
Amgen, Inc.	751	241,980
Biogen, Inc.*	204	39,543
Gilead Sciences, Inc.	1,757	147,307
Incyte Corp.*	260	17,186
Moderna, Inc.*	469	31,343
Regeneron Pharmaceuticals, Inc.*	149	156,635
Vertex Pharmaceuticals, Inc.*	362	168,359

		1,292,103

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	2,443	278,526
Align Technology, Inc.*	98	24,923
Baxter International, Inc.	720	27,338
Becton Dickinson & Co.	406	97,887
Boston Scientific Corp.*	2,065	173,047
Cooper Cos., Inc. (The)*	279	30,785
Dexcom, Inc.*	558	37,408
Edwards Lifesciences Corp.*	846	55,828
GE HealthCare Technologies, Inc.	596	55,935
Hologic, Inc.*	333	27,126
IDEXX Laboratories, Inc.*	117	59,111
Insulet Corp.*	98	22,810
Intuitive Surgical, Inc.*	497	244,161
Medtronic plc	1,723	155,122
ResMed, Inc.	206	50,289
Solventum Corp.*	199	13,874
STERIS plc	137	33,228
Stryker Corp.	476	171,960
Teleflex, Inc.	66	16,323
Zimmer Biomet Holdings, Inc.	290	31,305

		1,606,986

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	343	37,908
Cencora, Inc.	234	52,669
Centene Corp.*	741	55,783
Cigna Group (The)	379	131,301
CVS Health Corp.	1,763	110,857
DaVita, Inc.*	73	11,967
Elevance Health, Inc.	326	169,520
HCA Healthcare, Inc.	252	102,420
Henry Schein, Inc.*	186	13,559
Humana, Inc.	168	53,212
Labcorp Holdings, Inc.	119	26,594
McKesson Corp.	184	90,973
Molina Healthcare, Inc.*	82	28,254
Quest Diagnostics, Inc.	156	24,219
UnitedHealth Group, Inc.	1,292	755,407
Universal Health Services, Inc., Class B	84	19,237

		1,683,880

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	412	61,174
Bio-Techne Corp.	221	17,665
Charles River Laboratories International, Inc.*	72	14,182
Danaher Corp.	881	244,936
IQVIA Holdings, Inc.*	217	51,422
Mettler-Toledo International, Inc.*	30	44,991
Revvity, Inc.	176	22,484
Thermo Fisher Scientific, Inc.	536	331,553
Waters Corp.*	83	29,871
West Pharmaceutical Services, Inc.	102	30,616

		848,894

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	2,847	147,304
Catalent, Inc.*	254	15,385
Eli Lilly and Co.	1,099	973,648
Johnson & Johnson	3,306	535,770
Merck & Co., Inc.	3,557	403,933
Pfizer, Inc.	7,958	230,304
Viatris, Inc.	1,716	19,923
Zoetis, Inc.	641	125,239

		2,451,506

Total Health Care		7,883,369

Industrials (1.9%)
Aerospace & Defense (0.4%)
Axon Enterprise, Inc.*	98	39,161
Boeing Co. (The)*	810	123,152
General Dynamics Corp.	339	102,446
General Electric Co.	1,500	282,870
Howmet Aerospace, Inc.	545	54,636
Huntington Ingalls Industries, Inc.	55	14,541
L3Harris Technologies, Inc.	266	63,273
Lockheed Martin Corp.	300	175,368
Northrop Grumman Corp.	195	102,974
RTX Corp.	1,867	226,206
Textron, Inc.	268	23,740
TransDigm Group, Inc.	79	112,743

		1,321,110

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	164	18,101
Expeditors International of Washington, Inc.	198	26,017
FedEx Corp.	320	87,577
United Parcel Service, Inc., Class B	1,021	139,203

		270,898

Building Products (0.1%)
A.O. Smith Corp.	177	15,900
Allegion plc	128	18,655
Builders FirstSource, Inc.*	171	33,150
Carrier Global Corp.	1,168	94,012
Johnson Controls International plc	951	73,807
Masco Corp.	309	25,938
Trane Technologies plc	318	123,616

		385,078

Commercial Services & Supplies (0.1%)
Cintas Corp.	484	99,646
Copart, Inc.*	1,229	64,400
Republic Services, Inc.	287	57,641
Rollins, Inc.	394	19,928
Veralto Corp.	309	34,565
Waste Management, Inc.	513	106,499

		382,679

Construction & Engineering (0.0%)†
Quanta Services, Inc.	205	61,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.2%)
AMETEK, Inc.	323	$55,462
Eaton Corp. plc	562	186,269
Emerson Electric Co.	803	87,824
GE Vernova, Inc.*	382	97,403
Generac Holdings, Inc.*	87	13,823
Hubbell, Inc., Class B	75	32,126
Rockwell Automation, Inc.	159	42,685

		515,592

Ground Transportation (0.2%)
CSX Corp.	2,751	94,992
JB Hunt Transport Services, Inc.	114	19,646
Norfolk Southern Corp.	317	78,775
Old Dominion Freight Line, Inc.	247	49,064
Uber Technologies, Inc.*	2,934	220,519
Union Pacific Corp.	859	211,726

		674,722

Industrial Conglomerates (0.1%)
3M Co.	777	106,216
Honeywell International, Inc.	915	189,139

		295,355

Machinery (0.4%)
Caterpillar, Inc.	663	259,313
Cummins, Inc.	192	62,168
Deere & Co.	364	151,908
Dover Corp.	190	36,431
Fortive Corp.	494	38,991
IDEX Corp.	106	22,737
Illinois Tool Works, Inc.	382	100,111
Ingersoll Rand, Inc.	567	55,657
Nordson Corp.	76	19,960
Otis Worldwide Corp.	570	59,246
PACCAR, Inc.	736	72,628
Parker-Hannifin Corp.	181	114,359
Pentair plc	231	22,589
Snap-on, Inc.	74	21,438
Stanley Black & Decker, Inc.	216	23,788
Westinghouse Air Brake Technologies Corp.	249	45,261
Xylem, Inc.	340	45,910

		1,152,495

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	906	46,016
Southwest Airlines Co.	857	25,393
United Airlines Holdings, Inc.*	458	26,133

		97,542

Professional Services (0.2%)
Automatic Data Processing, Inc.	575	159,120
Broadridge Financial Solutions, Inc.	166	35,695
Dayforce, Inc.(x)*	215	13,169
Equifax, Inc.	174	51,131
Jacobs Solutions, Inc.	176	23,038
Leidos Holdings, Inc.	190	30,970
Paychex, Inc.	451	60,520
Paycom Software, Inc.	68	11,327
Verisk Analytics, Inc.	201	53,860

		438,830

Trading Companies & Distributors (0.1%)
Fastenal Co.	804	57,422
United Rentals, Inc.	94	76,115
W.W. Grainger, Inc.	55	57,134

		190,671

Total Industrials		5,786,093

Information Technology (7.2%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	356	136,640
Cisco Systems, Inc.	5,536	294,626
F5, Inc.*	84	18,497
Juniper Networks, Inc.	459	17,892
Motorola Solutions, Inc.	234	105,213

		572,868

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,687	109,925
CDW Corp.	189	42,771
Corning, Inc.	1,083	48,897
Jabil, Inc.	169	20,251
Keysight Technologies, Inc.*	245	38,938
Teledyne Technologies, Inc.*	67	29,323
Trimble, Inc.*	343	21,297
Zebra Technologies Corp., Class A*	72	26,663

		338,065

IT Services (0.3%)
Accenture plc, Class A	883	312,123
Akamai Technologies, Inc.*	220	22,209
Amentum Holdings, Inc.*	176	5,676
Cognizant Technology Solutions Corp., Class A	696	53,717
EPAM Systems, Inc.*	81	16,121
Gartner, Inc.*	109	55,237
GoDaddy, Inc., Class A*	198	31,043
International Business Machines Corp.	1,290	285,193
TE Connectivity plc	433	65,379
VeriSign, Inc.*	122	23,175

		869,873

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	2,270	372,462
Analog Devices, Inc.	696	160,198
Applied Materials, Inc.	1,167	235,792
Broadcom, Inc.	6,483	1,118,317
Enphase Energy, Inc.*	193	21,813
First Solar, Inc.*	150	37,416
Intel Corp.	5,978	140,244
KLA Corp.	189	146,363
Lam Research Corp.	184	150,159
Microchip Technology, Inc.	759	60,940
Micron Technology, Inc.	1,552	160,958
Monolithic Power Systems, Inc.	68	62,866
NVIDIA Corp.	34,315	4,167,214
NXP Semiconductors NV	358	85,924
ON Semiconductor Corp.*	602	43,711
Qorvo, Inc.*	136	14,049
QUALCOMM, Inc.	1,528	259,836
Skyworks Solutions, Inc.	225	22,223
Teradyne, Inc.	219	29,331
Texas Instruments, Inc.	1,279	264,203

		7,554,019

Software (2.4%)
Adobe, Inc.*	615	318,435
ANSYS, Inc.*	123	39,192
Autodesk, Inc.*	300	82,644
Cadence Design Systems, Inc.*	382	103,534
Crowdstrike Holdings, Inc., Class A*	324	90,872
Fair Isaac Corp.*	35	68,023
Fortinet, Inc.*	890	69,020
Gen Digital, Inc.	774	21,231
Intuit, Inc.	394	244,674
Microsoft Corp.	10,361	4,458,338
Oracle Corp.	2,239	381,526
Palantir Technologies, Inc., Class A*	2,786	103,639
Palo Alto Networks, Inc.*	454	155,177
PTC, Inc.*	166	29,990
Roper Technologies, Inc.	150	83,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce, Inc.	1,364	$373,340
ServiceNow, Inc.*	288	257,584
Synopsys, Inc.*	214	108,367
Tyler Technologies, Inc.*	60	35,023

		7,024,075

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	21,201	4,939,833
Dell Technologies, Inc., Class C	388	45,994
Hewlett Packard Enterprise Co.	1,829	37,421
HP, Inc.	1,409	50,541
NetApp, Inc.	291	35,942
Seagate Technology Holdings plc	274	30,011
Super Micro Computer, Inc.*	71	29,564
Western Digital Corp.*	451	30,799

		5,200,105

Total Information Technology		21,559,005

Materials (0.5%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	312	92,895
Albemarle Corp.	165	15,627
Celanese Corp.	88	11,964
CF Industries Holdings, Inc.	257	22,051
Corteva, Inc.	979	57,555
Dow, Inc.	988	53,974
DuPont de Nemours, Inc.	587	52,308
Eastman Chemical Co.	169	18,919
Ecolab, Inc.	357	91,153
FMC Corp.	172	11,342
International Flavors & Fragrances, Inc.	359	37,670
Linde plc	675	321,880
LyondellBasell Industries NV, Class A	362	34,716
Mosaic Co. (The)	451	12,078
PPG Industries, Inc.	331	43,844
Sherwin-Williams Co. (The)	328	125,188

		1,003,164

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	87	46,828
Vulcan Materials Co.	186	46,580

		93,408

Containers & Packaging (0.1%)
Amcor plc	2,030	23,000
Avery Dennison Corp.	113	24,946
Ball Corp.	436	29,609
International Paper Co.	488	23,839
Packaging Corp. of America	126	27,140
Smurfit WestRock plc	718	35,483

		164,017

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,017	100,689
Newmont Corp.	1,611	86,108
Nucor Corp.	337	50,665
Steel Dynamics, Inc.	207	26,098

		263,560

Total Materials		1,524,149

Real Estate (0.5%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	220	26,125
Healthpeak Properties, Inc. (REIT)	988	22,596
Ventas, Inc. (REIT)	568	36,426
Welltower, Inc. (REIT)	782	100,119

		185,266

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	984	17,318

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	1,300	164,164

Office REITs (0.0%)†
BXP, Inc. (REIT)	203	16,333

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	429	53,402
CoStar Group, Inc.*	575	43,378

		96,780

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	199	44,825
Camden Property Trust (REIT)	150	18,529
Equity Residential (REIT)	484	36,039
Essex Property Trust, Inc. (REIT)	90	26,588
Invitation Homes, Inc. (REIT)	804	28,349
Mid-America Apartment Communities, Inc. (REIT)	164	26,060
UDR, Inc. (REIT)	425	19,269

		199,659

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	105	12,072
Kimco Realty Corp. (REIT)	943	21,896
Realty Income Corp. (REIT)	1,223	77,563
Regency Centers Corp. (REIT)	230	16,613
Simon Property Group, Inc. (REIT)	395	66,763

		194,907

Specialized REITs (0.2%)
American Tower Corp. (REIT)	659	153,257
Crown Castle, Inc. (REIT)	610	72,364
Digital Realty Trust, Inc. (REIT)	411	66,512
Equinix, Inc. (REIT)	133	118,055
Extra Space Storage, Inc. (REIT)	297	53,516
Iron Mountain, Inc. (REIT)	412	48,958
Public Storage (REIT)	222	80,779
SBA Communications Corp. (REIT)	151	36,346
VICI Properties, Inc. (REIT), Class A	1,468	48,899
Weyerhaeuser Co. (REIT)	1,024	34,673

		713,359

Total Real Estate		1,587,786

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	360	21,848
American Electric Power Co., Inc.	670	68,742
Constellation Energy Corp.	443	115,189
Duke Energy Corp.	1,084	124,985
Edison International	543	47,290
Entergy Corp.	295	38,825
Evergy, Inc.	323	20,029
Eversource Energy	491	33,413
Exelon Corp.	1,404	56,932
FirstEnergy Corp.	727	32,243
NextEra Energy, Inc.	2,885	243,869
NRG Energy, Inc.	293	26,692
PG&E Corp.	3,001	59,330
Pinnacle West Capital Corp.	160	14,175
PPL Corp.	1,038	34,337
Southern Co. (The)	1,535	138,426
Xcel Energy, Inc.	780	50,934

		1,127,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	212	$29,407

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	988	19,819
Vistra Corp.	459	54,410

		74,229

Multi-Utilities (0.2%)
Ameren Corp.	369	32,273
CenterPoint Energy, Inc.	898	26,419
CMS Energy Corp.	409	28,888
Consolidated Edison, Inc.	486	50,607
Dominion Energy, Inc.	1,177	68,019
DTE Energy Co.	288	36,982
NiSource, Inc.	630	21,829
Public Service Enterprise Group, Inc.	696	62,090
Sempra	889	74,347
WEC Energy Group, Inc.	444	42,704

		444,158

Water Utilities (0.0%)†
American Water Works Co., Inc.	272	39,777

Total Utilities		1,714,830

Total Common Stocks (22.7%) (Cost $36,974,757)		67,937,036

EXCHANGE TRADED FUNDS (ETF):
Equity (32.7%)
iShares Core MSCI EAFE ETF	950,318	74,172,320
iShares Core S&P Mid-Cap ETF	192,904	12,021,777
iShares Russell 2000 ETF(x)	53,278	11,768,578

Total Exchange Traded Funds (32.7%) (Cost $74,277,572)		97,962,675

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.4%)
U.S. Treasury Notes
2.250%, 2/15/27	$9,565,500	9,268,839
2.375%, 5/15/27	17,697,000	17,152,980
0.500%, 10/31/27	4,959,000	4,515,614
1.000%, 7/31/28	9,958,000	9,039,237
2.875%, 8/15/28	15,232,000	14,834,538
1.250%, 9/30/28	13,372,500	12,213,702
1.375%, 10/31/28	11,537,500	10,570,760
3.125%, 8/31/29	9,150,500	8,954,788
3.875%, 9/30/29	9,088,000	9,197,915
0.625%, 8/15/30	23,235,500	19,562,915
1.125%, 2/15/31	10,342,500	8,887,292
1.625%, 5/15/31	6,690,000	5,892,178

Total U.S. Treasury Obligations		130,090,758

Total Long-Term Debt Securities (43.4%) (Cost $128,336,116)		130,090,758

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	1,230	1,230

Total Short-Term Investments (0.0%)† (Cost $1,230)		1,230

Total Investments in Securities (98.8%) (Cost $239,589,675)		295,991,699
Other Assets Less Liabilities (1.2%)		3,622,502

Net Assets (100%)		$299,614,201

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $10,608,846. This was collateralized by $12,426,165 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54 and by cash of $1,230 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Micro E-Mini Index	31	12/2024	USD	901,209	17,220

					17,220

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,012,107	$—	$—	$6,012,107
Consumer Discretionary	6,861,404	—	—	6,861,404
Consumer Staples	4,008,165	—	—	4,008,165
Energy	2,245,479	—	—	2,245,479
Financials	8,754,649	—	—	8,754,649
Health Care	7,883,369	—	—	7,883,369
Industrials	5,786,093	—	—	5,786,093
Information Technology	21,559,005	—	—	21,559,005
Materials	1,524,149	—	—	1,524,149
Real Estate	1,587,786	—	—	1,587,786
Utilities	1,714,830	—	—	1,714,830
Exchange Traded Funds	97,962,675	—	—	97,962,675
Futures	17,220	—	—	17,220
Short-Term Investment
Investment Company	1,230	—	—	1,230
U.S. Treasury Obligations	—	130,090,758	—	130,090,758

Total Assets	$165,918,161	$130,090,758	$—	$296,008,919

Total Liabilities	$—	$—	$—	$—

Total	$165,918,161	$130,090,758	$—	$296,008,919

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,903,642
Aggregate gross unrealized depreciation	(3,578,574)

Net unrealized appreciation	$56,325,068

Federal income tax cost of investments in securities and derivative instruments, if applicable	$239,683,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.4%)
Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.	23,500	$7,155,985

Specialty Retail (3.7%)
Lowe’s Cos., Inc.	24,825	6,723,851
Ross Stores, Inc.	41,019	6,173,770

		12,897,621

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	29,575	2,614,430

Total Consumer Discretionary		22,668,036

Consumer Staples (11.1%)
Beverages (1.8%)
PepsiCo, Inc.	37,912	6,446,936

Consumer Staples Distribution & Retail (3.8%)
Casey’s General Stores, Inc.	4,275	1,606,160
Target Corp.	26,500	4,130,290
Walmart, Inc.	92,300	7,453,225

		13,189,675

Food Products (2.4%)
McCormick & Co., Inc. (Non-Voting)	40,000	3,292,000
Mondelez International, Inc., Class A	71,225	5,247,146

		8,539,146

Household Products (3.1%)
Colgate-Palmolive Co.	36,000	3,737,160
Procter & Gamble Co. (The)	40,775	7,062,230

		10,799,390

Total Consumer Staples		38,975,147

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Chevron Corp.	26,745	3,938,736
EOG Resources, Inc.	24,912	3,062,432
Exxon Mobil Corp.	26,132	3,063,193

Total Energy		10,064,361

Financials (9.9%)
Banks (2.0%)
JPMorgan Chase & Co.	33,800	7,127,068

Capital Markets (4.1%)
Charles Schwab Corp. (The)	56,750	3,677,967
Morgan Stanley	38,425	4,005,422
Nasdaq, Inc.	91,100	6,651,211

		14,334,600

Financial Services (2.7%)
Visa, Inc., Class A	34,800	9,568,260

Insurance (1.1%)
Erie Indemnity Co., Class A	7,385	3,986,571

Total Financials		35,016,499

Health Care (16.3%)
Biotechnology (1.5%)
AbbVie, Inc.	25,950	5,124,606

Health Care Equipment & Supplies (7.5%)
Abbott Laboratories	55,350	6,310,454
Becton Dickinson & Co.	27,000	6,509,700
STERIS plc	8,900	2,158,606
Stryker Corp.	31,250	11,289,375

		26,268,135

Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	18,925	11,065,069

Life Sciences Tools & Services (2.6%)
Danaher Corp.	15,792	4,390,492
West Pharmaceutical Services, Inc.	15,951	4,787,852

		9,178,344

Pharmaceuticals (1.6%)
Johnson & Johnson	34,650	5,615,379

Total Health Care		57,251,533

Industrials (17.8%)
Aerospace & Defense (3.5%)
General Dynamics Corp.	18,600	5,620,920
RTX Corp.	55,100	6,675,916

		12,296,836

Air Freight & Logistics (1.2%)
United Parcel Service, Inc., Class B	32,200	4,390,148

Building Products (3.3%)
Carlisle Cos., Inc.	12,200	5,486,950
Johnson Controls International plc	77,000	5,975,970

		11,462,920

Commercial Services & Supplies (1.8%)
Cintas Corp.	31,575	6,500,661

Electrical Equipment (1.5%)
nVent Electric plc	75,400	5,297,604

Ground Transportation (0.8%)
JB Hunt Transport Services, Inc.	15,575	2,684,040

Industrial Conglomerates (1.9%)
Honeywell International, Inc.	32,850	6,790,423

Machinery (2.0%)
Donaldson Co., Inc.	29,736	2,191,543
Dover Corp.	25,475	4,884,577

		7,076,120

Trading Companies & Distributors (1.8%)
W.W. Grainger, Inc.	6,025	6,258,830

Total Industrials		62,757,582

Information Technology (26.1%)
IT Services (2.7%)
Accenture plc, Class A	26,450	9,349,546

Semiconductors & Semiconductor Equipment (7.7%)
Analog Devices, Inc.	39,494	9,090,334
Broadcom, Inc.	49,550	8,547,375
Texas Instruments, Inc.	45,650	9,429,920

		27,067,629

Software (13.4%)
Microsoft Corp.	69,500	29,905,850
Oracle Corp.	26,625	4,536,900
Roper Technologies, Inc.	22,925	12,756,387

		47,199,137

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	34,900	8,131,700

Total Information Technology		91,748,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (7.1%)
Chemicals (7.1%)
Air Products and Chemicals, Inc.	15,625	$4,652,188
Ecolab, Inc.	21,725	5,547,044
Linde plc	25,100	11,969,186
Sherwin-Williams Co. (The)	7,800	2,977,026

Total Materials		25,145,444

Utilities (1.0%)
Electric Utilities (1.0%)
NextEra Energy, Inc.	40,000	3,381,200

Total Utilities		3,381,200

Total Common Stocks (98.6%) (Cost $206,580,919)		347,007,814

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	624,229	624,604

Total Short-Term Investments (0.2%) (Cost $624,629)		624,604

Total Investments in Securities (98.8%) (Cost $207,205,548)		347,632,418
Other Assets Less Liabilities (1.2%)		4,301,370

Net Assets (100%)		$351,933,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,668,036	$—	$—	$22,668,036
Consumer Staples	38,975,147	—	—	38,975,147
Energy	10,064,361	—	—	10,064,361
Financials	35,016,499	—	—	35,016,499
Health Care	57,251,533	—	—	57,251,533
Industrials	62,757,582	—	—	62,757,582
Information Technology	91,748,012	—	—	91,748,012
Materials	25,145,444	—	—	25,145,444
Utilities	3,381,200	—	—	3,381,200
Short-Term Investment
Investment Company	624,604	—	—	624,604

Total Assets	$347,632,418	$—	$—	$347,632,418

Total Liabilities	$—	$—	$—	$—

Total	$347,632,418	$—	$—	$347,632,418

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,688,239
Aggregate gross unrealized depreciation	(294,481)

Net unrealized appreciation	$140,393,758

Federal income tax cost of investments in securities and derivative instruments, if applicable	$207,238,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	415	$15,629
AST SpaceMobile, Inc., Class A(x)*	5,473	143,119
ATN International, Inc.	299	9,670
Bandwidth, Inc., Class A*	960	16,810
Cogent Communications Holdings, Inc.	1,823	138,402
Consolidated Communications Holdings, Inc.*	3,093	14,351
Globalstar, Inc.*	30,192	37,438
IDT Corp., Class B	686	26,185
Liberty Latin America Ltd., Class A*	1,553	14,878
Liberty Latin America Ltd., Class C*	5,533	52,508
Lumen Technologies, Inc.*	41,243	292,825
Shenandoah Telecommunications Co.	2,016	28,446

		790,261

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A*	13,907	63,277
Atlanta Braves Holdings, Inc., Class A*	560	23,604
Atlanta Braves Holdings, Inc., Class C*	1,800	71,640
Cinemark Holdings, Inc.*	4,568	127,173
Eventbrite, Inc., Class A*	3,272	8,932
IMAX Corp.*	1,834	37,615
Lions Gate Entertainment Corp., Class A*	3,105	24,312
Lions Gate Entertainment Corp., Class B*	4,257	29,459
LiveOne, Inc.*	3,400	3,226
Madison Square Garden Entertainment Corp., Class A*	1,619	68,856
Marcus Corp. (The)	1,042	15,703
Playstudios, Inc.*	3,467	5,235
Reservoir Media, Inc.*	816	6,618
Sphere Entertainment Co.*	1,099	48,554
Vivid Seats, Inc., Class A*	2,977	11,015

		545,219

Interactive Media & Services (0.2%)
Bumble, Inc., Class A(x)*	4,060	25,903
Cargurus, Inc., Class A*	3,655	109,760
Cars.com, Inc.*	2,428	40,693
EverQuote, Inc., Class A*	1,039	21,913
fuboTV, Inc.(x)*	11,509	16,343
Getty Images Holdings, Inc.(x)*	4,250	16,192
Grindr, Inc.*	1,030	12,288
MediaAlpha, Inc., Class A*	1,235	22,366
Nextdoor Holdings, Inc.*	7,219	17,903
Outbrain, Inc.*	1,596	7,757
QuinStreet, Inc.*	2,141	40,957
Shutterstock, Inc.	1,004	35,511
System1, Inc.*	1,090	1,221
TrueCar, Inc.*	3,824	13,193
Vimeo, Inc.*	6,380	32,219
Webtoon Entertainment, Inc.*	617	7,058
Yelp, Inc., Class A*	2,714	95,207
Ziff Davis, Inc.*	1,818	88,464
ZipRecruiter, Inc., Class A*	2,971	28,224

		633,172

Media (0.9%)
Advantage Solutions, Inc.(x)*	4,429	15,191
AMC Networks, Inc., Class A*	1,313	11,410
Boston Omaha Corp., Class A*	977	14,528
Cable One, Inc.	5,371	1,878,722
Cardlytics, Inc.(x)*	1,525	4,880
Clear Channel Outdoor Holdings, Inc.*	15,280	24,448
EchoStar Corp., Class A*	5,038	125,043
Emerald Holding, Inc.	687	3,428
Entravision Communications Corp., Class A	2,600	5,382
EW Scripps Co. (The), Class A*	2,577	5,785
Gambling.com Group Ltd.*	684	6,854
Gannett Co., Inc.*	6,243	35,086
Gray Television, Inc.	3,418	18,321
Ibotta, Inc., Class A*	323	19,900
iHeartMedia, Inc., Class A*	4,455	8,242
Innovid Corp.*	4,513	8,123
Integral Ad Science Holding Corp.*	2,991	32,333
John Wiley & Sons, Inc., Class A	1,474	71,121
Magnite, Inc.*	5,207	72,117
National CineMedia, Inc.*	3,003	21,171
PubMatic, Inc., Class A*	1,736	25,814
Scholastic Corp.	974	31,178
Sinclair, Inc.(x)	1,332	20,380
Stagwell, Inc., Class A*	3,237	22,724
TechTarget, Inc.*	1,069	26,137
TEGNA, Inc.	7,294	115,099
Thryv Holdings, Inc.*	1,266	21,813
Townsquare Media, Inc., Class A	514	5,222
WideOpenWest, Inc.*	2,201	11,555

		2,662,007

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,914	20,923
Spok Holdings, Inc.	782	11,777
Telephone and Data Systems, Inc.	4,082	94,906

		127,606

Total Communication Services		4,758,265

Consumer Discretionary (10.8%)
Automobile Components (0.8%)
Adient plc*	3,763	84,931
American Axle & Manufacturing Holdings, Inc.*	5,110	31,580
Cooper-Standard Holdings, Inc.*	733	10,167
Dana, Inc.	5,404	57,066
Dorman Products, Inc.*	1,086	122,848
Fox Factory Holding Corp.*	1,750	72,625
Gentherm, Inc.*	1,323	61,586
Goodyear Tire & Rubber Co. (The)*	12,071	106,828
Holley, Inc.*	2,154	6,354
LCI Industries	7,052	850,048
Luminar Technologies, Inc., Class A(x)*	14,346	12,907
Modine Manufacturing Co.*	2,086	277,000
Patrick Industries, Inc.	894	127,279
Phinia, Inc.	1,880	86,537
Solid Power, Inc.(x)*	2,718	3,669
Standard Motor Products, Inc.	896	29,747
Stoneridge, Inc.*	1,067	11,940
Visteon Corp.*	1,069	101,812
XPEL, Inc.(m)*	1,095	47,490

		2,102,414

Automobiles (0.0%)†
Canoo, Inc.(x)*	3,169	3,117
Livewire Group, Inc.(x)*	485	2,958
Winnebago Industries, Inc.	1,183	68,744

		74,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Broadline Retail (0.0%)†
1stdibs.com, Inc.*	1,162	$5,124
Groupon, Inc.(x)*	970	9,487
Qurate Retail, Inc., Class B(x)*	58	248
Savers Value Village, Inc.(x)*	1,051	11,057

		25,916

Distributors (0.0%)†
A-Mark Precious Metals, Inc.(x)	651	28,748
GigaCloud Technology, Inc., Class A(x)*	994	22,842
Weyco Group, Inc.	214	7,285

		58,875

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	1,509	113,899
American Public Education, Inc.*	665	9,809
Carriage Services, Inc., Class A	582	19,107
Chegg, Inc.*	4,588	8,121
Coursera, Inc.*	5,694	45,210
European Wax Center, Inc., Class A*	1,381	9,391
Frontdoor, Inc.*	3,249	155,920
Graham Holdings Co., Class B	125	102,715
Laureate Education, Inc.	5,552	92,219
Lincoln Educational Services Corp.*	1,042	12,441
Mister Car Wash, Inc.*	3,967	25,825
Nerdy, Inc.(x)*	2,299	2,260
OneSpaWorld Holdings Ltd.	4,256	70,267
Perdoceo Education Corp.	2,629	58,469
Strategic Education, Inc.	919	85,053
Stride, Inc.*	1,762	150,316
Udemy, Inc.*	3,505	26,077
Universal Technical Institute, Inc.*	1,722	28,000

		1,015,099

Hotels, Restaurants & Leisure (3.7%)
Accel Entertainment, Inc., Class A*	2,235	25,971
Bally’s Corp.*	991	17,095
Biglari Holdings, Inc., Class B*	32	5,504
BJ’s Restaurants, Inc.*	783	25,494
Bloomin’ Brands, Inc.	3,268	54,020
Boyd Gaming Corp.	14,195	917,707
Brinker International, Inc.*	48,854	3,738,797
Cheesecake Factory, Inc. (The)	2,045	82,925
Chuy’s Holdings, Inc.*	714	26,703
Cracker Barrel Old Country Store, Inc.(x)	890	40,361
Dalata Hotel Group plc	264,031	1,205,015
Dave & Buster’s Entertainment, Inc.*	1,181	40,213
Denny’s Corp.*	1,963	12,661
Despegar.com Corp.*	2,605	32,302
Dine Brands Global, Inc.	579	18,082
El Pollo Loco Holdings, Inc.*	1,259	17,248
Empire Resorts, Inc.(r)*	191	—
Everi Holdings, Inc.*	3,430	45,070
First Watch Restaurant Group, Inc.*	1,286	20,062
Full House Resorts, Inc.*	1,439	7,224
Global Business Travel Group I(x)*	5,317	40,888
Golden Entertainment, Inc.	961	30,550
Hilton Grand Vacations, Inc.*	77,502	2,814,873
Inspired Entertainment, Inc.*	947	8,779
International Game Technology plc	4,709	100,302
Jack in the Box, Inc.	860	40,024
Krispy Kreme, Inc.	3,587	38,524
Kura Sushi USA, Inc., Class A(x)*	236	19,012
Life Time Group Holdings, Inc.*	2,493	60,879
Lindblad Expeditions Holdings, Inc.*	1,458	13,486
Monarch Casino & Resort, Inc.	436	34,562
Mondee Holdings, Inc., Class A(x)*	1,997	2,776
Nathan’s Famous, Inc.	124	10,032
ONE Group Hospitality, Inc. (The)*	1,016	3,739
Papa John’s International, Inc.	1,376	74,125
PlayAGS, Inc.*	1,625	18,509
Portillo’s, Inc., Class A(x)*	2,393	32,234
Potbelly Corp.*	1,058	8,824
RCI Hospitality Holdings, Inc.	355	15,815
Red Rock Resorts, Inc., Class A	2,036	110,840
Rush Street Interactive, Inc.*	3,323	36,054
Sabre Corp.*	15,935	58,481
Shake Shack, Inc., Class A*	1,574	162,452
Six Flags Entertainment Corp.	3,788	152,694
Super Group SGHC Ltd.	6,374	23,138
Sweetgreen, Inc., Class A*	4,088	144,920
Target Hospitality Corp.*	1,297	10,091
United Parks & Resorts, Inc.*	1,478	74,787
Xponential Fitness, Inc., Class A(x)*	1,075	13,330

		10,487,174

Household Durables (1.9%)
Beazer Homes USA, Inc.*	1,192	40,731
Cavco Industries, Inc.*	347	148,599
Century Communities, Inc.	5,959	613,658
Champion Homes, Inc.*	2,163	205,161
Cricut, Inc., Class A(x)	2,104	14,581
Dream Finders Homes, Inc., Class A*	1,201	43,488
Ethan Allen Interiors, Inc.	930	29,658
Flexsteel Industries, Inc.	213	9,434
GoPro, Inc., Class A*	5,201	7,073
Green Brick Partners, Inc.*	1,247	104,149
Hamilton Beach Brands Holding Co., Class A	415	12,628
Helen of Troy Ltd.*	1,012	62,592
Hooker Furnishings Corp.	484	8,751
Hovnanian Enterprises, Inc., Class A*	206	42,100
Installed Building Products, Inc.	992	244,300
iRobot Corp.*	1,070	9,298
KB Home	2,786	238,732
Landsea Homes Corp.*	942	11,634
La-Z-Boy, Inc.	1,775	76,201
Legacy Housing Corp.*	576	15,754
LGI Homes, Inc.*	864	102,401
Lifetime Brands, Inc.	637	4,166
Lovesac Co. (The)*	610	17,477
M/I Homes, Inc.*	6,658	1,140,915
Meritage Homes Corp.	4,740	972,032
Purple Innovation, Inc., Class A*	2,560	2,531
Sonos, Inc.*	5,101	62,691
Taylor Morrison Home Corp., Class A*	12,454	875,018
Traeger, Inc.*	1,512	5,564
Tri Pointe Homes, Inc.*	3,868	175,259
United Homes Group, Inc.*	271	1,664
Vizio Holding Corp., Class A(x)*	3,765	42,055
Worthington Enterprises, Inc.	1,343	55,667

		5,395,962

Leisure Products (2.0%)
Acushnet Holdings Corp.(x)	1,228	78,285
AMMO, Inc.(x)*	2,830	4,047
BRP, Inc.(x)	16,773	998,232
Brunswick Corp.	3,541	296,807
Clarus Corp.	1,149	5,170
Escalade, Inc.	438	6,163
Funko, Inc., Class A*	1,271	15,532
JAKKS Pacific, Inc.*	318	8,115
Johnson Outdoors, Inc., Class A	238	8,616
Latham Group, Inc.*	1,677	11,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Malibu Boats, Inc., Class A*	794	$30,815
Marine Products Corp.	412	3,992
MasterCraft Boat Holdings, Inc.*	706	12,856
Mattel, Inc.*	203,980	3,885,819
Peloton Interactive, Inc., Class A(x)*	14,327	67,050
Smith & Wesson Brands, Inc.	1,844	23,935
Solo Brands, Inc., Class A*	966	1,362
Sturm Ruger & Co., Inc.	569	23,716
Topgolf Callaway Brands Corp.*	5,870	64,453
Vista Outdoor, Inc.*	2,413	94,541

		5,640,910

Specialty Retail (1.4%)
1-800-Flowers.com, Inc., Class A*	1,073	8,509
Aaron’s Co., Inc. (The)	1,327	13,204
Abercrombie & Fitch Co., Class A*	2,082	291,272
Academy Sports & Outdoors, Inc.	2,858	166,793
American Eagle Outfitters, Inc.	7,548	169,000
America’s Car-Mart, Inc.*	252	10,564
Arhaus, Inc., Class A	2,170	26,713
Arko Corp.	3,204	22,492
Asbury Automotive Group, Inc.*	838	199,938
BARK, Inc.(x)*	5,208	8,489
Beyond, Inc.*	1,836	18,507
Boot Barn Holdings, Inc.*	1,225	204,918
Buckle, Inc. (The)	1,278	56,194
Build-A-Bear Workshop, Inc.	457	15,707
Caleres, Inc.	1,383	45,708
Camping World Holdings, Inc., Class A	1,753	42,458
Citi Trends, Inc.*	341	6,264
Designer Brands, Inc., Class A(x)	1,797	13,262
Destination XL Group, Inc.*	2,531	7,441
EVgo, Inc., Class A(x)*	4,432	18,348
Foot Locker, Inc.	3,453	89,226
Genesco, Inc.*	438	11,900
Group 1 Automotive, Inc.	3,859	1,478,151
GrowGeneration Corp.(x)*	2,513	5,353
Haverty Furniture Cos., Inc.	558	15,328
J Jill, Inc.	200	4,934
Lands’ End, Inc.*	283	4,887
Leslie’s, Inc.*	7,178	22,682
MarineMax, Inc.*	868	30,614
Monro, Inc.	1,195	34,488
National Vision Holdings, Inc.*	3,133	34,181
ODP Corp. (The)*	1,510	44,923
OneWater Marine, Inc., Class A*	475	11,357
Petco Health & Wellness Co., Inc., Class A*	3,517	16,002
RealReal, Inc. (The)(x)*	4,146	13,018
Revolve Group, Inc., Class A*	1,669	41,358
RumbleON, Inc., Class B(x)*	664	3,181
Sally Beauty Holdings, Inc.*	3,992	54,171
Shoe Carnival, Inc.	755	33,107
Signet Jewelers Ltd.	1,768	182,352
Sleep Number Corp.*	878	16,085
Sonic Automotive, Inc., Class A	587	34,328
Stitch Fix, Inc., Class A*	3,918	11,049
ThredUp, Inc., Class A(x)*	3,158	2,659
Tile Shop Holdings, Inc.*	1,392	9,173
Tilly’s, Inc., Class A*	971	4,952
Torrid Holdings, Inc.*	861	3,384
Upbound Group, Inc.	2,279	72,905
Urban Outfitters, Inc.*	2,557	97,959
Victoria’s Secret & Co.*	3,325	85,452
Warby Parker, Inc., Class A*	3,609	58,935
Winmark Corp.	121	46,335
Zumiez, Inc.*	671	14,292

		3,934,502

Textiles, Apparel & Luxury Goods (0.6%)
Dr Martens plc	641,317	482,721
Figs, Inc., Class A*	4,378	29,945
G-III Apparel Group Ltd.*	1,683	51,365
Hanesbrands, Inc.*	14,623	107,479
Kontoor Brands, Inc.	2,230	182,369
Movado Group, Inc.	625	11,625
Oxford Industries, Inc.	613	53,184
PVH Corp.	4,263	429,838
Rocky Brands, Inc.	317	10,100
Steven Madden Ltd.	2,748	134,625
Superior Group of Cos., Inc.	551	8,535
Vera Bradley, Inc.*	1,154	6,301
Wolverine World Wide, Inc.	3,286	57,242

		1,565,329

Total Consumer Discretionary		30,301,000

Consumer Staples (1.5%)
Beverages (0.1%)
Duckhorn Portfolio, Inc. (The)*	2,199	12,776
MGP Ingredients, Inc.(x)	586	48,784
National Beverage Corp.	973	45,673
Primo Water Corp.	6,535	165,009
Vita Coco Co., Inc. (The)*	1,687	47,759

		320,001

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	1,351	67,739
Chefs’ Warehouse, Inc. (The)*	1,425	59,864
HF Foods Group, Inc.*	1,470	5,248
Ingles Markets, Inc., Class A	600	44,760
Natural Grocers by Vitamin Cottage, Inc.	405	12,024
PriceSmart, Inc.	1,038	95,268
SpartanNash Co.	1,415	31,710
Sprouts Farmers Market, Inc.*	4,170	460,410
United Natural Foods, Inc.*	2,366	39,796
Village Super Market, Inc., Class A	382	12,144
Weis Markets, Inc.	681	46,941

		875,904

Food Products (0.8%)
Alico, Inc.	313	8,755
B&G Foods, Inc.(x)	2,819	25,033
Beyond Meat, Inc.(x)*	2,427	16,455
BRC, Inc., Class A*	2,395	8,191
Calavo Growers, Inc.	711	20,285
Cal-Maine Foods, Inc.	1,697	127,003
Dole plc	3,179	51,786
Forafric Global plc(x)*	233	2,642
Fresh Del Monte Produce, Inc.	1,399	41,326
Glanbia plc	62,882	1,106,654
Hain Celestial Group, Inc. (The)*	3,458	29,843
J & J Snack Foods Corp.	631	108,608
John B Sanfilippo & Son, Inc.	359	33,857
Lancaster Colony Corp.	810	143,022
Lifeway Foods, Inc.*	246	6,376
Limoneira Co.	685	18,152
Mama’s Creations, Inc.*	1,394	10,176
Mission Produce, Inc.*	1,799	23,063
Seneca Foods Corp., Class A*	135	8,415
Simply Good Foods Co. (The)*	3,778	131,361
SunOpta, Inc.*	3,136	20,008
TreeHouse Foods, Inc.*	2,064	86,647
Utz Brands, Inc.(x)	2,692	47,648
Vital Farms, Inc.*	1,393	48,853
Westrock Coffee Co.*	1,249	8,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
WK Kellogg Co.	2,779	$47,549

		2,179,826

Household Products (0.1%)
Central Garden & Pet Co.*	552	20,131
Central Garden & Pet Co., Class A*	1,912	60,037
Energizer Holdings, Inc.	2,976	94,518
Oil-Dri Corp. of America	202	13,936
WD-40 Co.	543	140,029

		328,651

Personal Care Products (0.1%)
Beauty Health Co. (The)*	3,549	5,110
Edgewell Personal Care Co.	2,084	75,732
Herbalife Ltd.*	4,068	29,249
Honest Co., Inc. (The)*	3,393	12,113
Inter Parfums, Inc.	754	97,628
Medifast, Inc.(x)*	434	8,307
Nature’s Sunshine Products, Inc.*	580	7,900
Nu Skin Enterprises, Inc., Class A	2,021	14,895
Olaplex Holdings, Inc.*	5,874	13,804
USANA Health Sciences, Inc.*	466	17,671
Veru, Inc.*	6,461	4,968
Waldencast plc, Class A*	765	2,785

		290,162

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	757	4,697
Turning Point Brands, Inc.	705	30,421
Universal Corp.	969	51,463
Vector Group Ltd.	6,078	90,684

		177,265

Total Consumer Staples		4,171,809

Energy (4.4%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	6,667	134,940
Atlas Energy Solutions, Inc.(x)	2,878	62,740
Borr Drilling Ltd.	10,043	55,136
Bristow Group, Inc., Class A*	1,129	39,165
Cactus, Inc., Class A	2,711	161,765
ChampionX Corp.	7,704	232,276
Core Laboratories, Inc.	1,943	36,004
DMC Global, Inc.*	848	11,007
Expro Group Holdings NV*	4,012	68,886
Forum Energy Technologies, Inc.*	432	6,679
Geospace Technologies Corp.(x)*	603	6,235
Helix Energy Solutions Group, Inc.*	6,104	67,754
Helmerich & Payne, Inc.	4,001	121,710
Hunting plc	238,473	1,195,599
Innovex International, Inc.*	1,409	20,684
John Wood Group plc*	883,382	1,496,375
Kodiak Gas Services, Inc.	860	24,940
Liberty Energy, Inc., Class A	6,682	127,559
Mammoth Energy Services, Inc.*	1,025	4,192
Nabors Industries Ltd.*	374	24,112
Natural Gas Services Group, Inc.*	454	8,676
Newpark Resources, Inc.*	2,679	18,566
Noble Corp. plc(x)	5,715	206,540
Oceaneering International, Inc.*	4,183	104,031
Oil States International, Inc.*	2,737	12,590
Patterson-UTI Energy, Inc.	16,524	126,409
ProFrac Holding Corp., Class A(x)*	1,025	6,960
ProPetro Holding Corp.*	3,702	28,357
Ranger Energy Services, Inc., Class A	827	9,850
RPC, Inc.	3,248	20,657
SEACOR Marine Holdings, Inc.*	1,060	10,229
Seadrill Ltd.*	2,793	110,994
Select Water Solutions, Inc., Class A	3,865	43,018
Solaris Energy Infrastructure, Inc., Class A	991	12,645
TechnipFMC plc	23,005	603,421
TETRA Technologies, Inc.*	5,111	15,844
Tidewater, Inc.*	2,019	144,944
Transocean Ltd.*	30,185	128,286
Valaris Ltd.*	2,598	144,839

		5,654,614

Oil, Gas & Consumable Fuels (2.4%)
Aemetis, Inc.(x)*	1,712	3,938
Amplify Energy Corp.*	1,561	10,193
Ardmore Shipping Corp.	1,703	30,824
Berry Corp.	3,455	17,759
California Resources Corp.	2,855	149,802
Centrus Energy Corp., Class A*	607	33,294
Clean Energy Fuels Corp.*	7,363	22,899
CNX Resources Corp.*	5,776	188,124
Comstock Resources, Inc.(x)	3,760	41,849
CONSOL Energy, Inc.	1,211	126,731
Crescent Energy Co., Class A	5,714	62,568
CVR Energy, Inc.	1,447	33,324
Delek US Holdings, Inc.	2,413	45,244
DHT Holdings, Inc.	5,597	61,735
Diversified Energy Co. plc(m)	1,991	22,658
Dorian LPG Ltd.	1,433	49,324
Empire Petroleum Corp.(x)*	371	1,948
Encore Energy Corp.(x)*	7,600	30,704
Energy Fuels, Inc.(x)*	7,355	40,379
Evolution Petroleum Corp.	1,387	7,365
Excelerate Energy, Inc., Class A	748	16,463
FLEX LNG Ltd.	1,328	33,784
FutureFuel Corp.	1,238	7,119
Golar LNG Ltd.	4,096	150,569
Granite Ridge Resources, Inc.	2,436	14,470
Green Plains, Inc.*	2,354	31,873
Gulfport Energy Corp.*	549	83,091
Hallador Energy Co.*	1,005	9,477
HighPeak Energy, Inc.(x)	468	6,496
International Seaways, Inc.	1,672	86,208
Kinetik Holdings, Inc., Class A	1,621	73,366
Kosmos Energy Ltd.*	19,820	79,875
Magnolia Oil & Gas Corp., Class A	7,168	175,043
Murphy Oil Corp.	6,003	202,541
NACCO Industries, Inc., Class A	181	5,131
NextDecade Corp.*	4,898	23,070
Nordic American Tankers Ltd.	8,329	30,567
Northern Oil & Gas, Inc.	3,927	139,055
Par Pacific Holdings, Inc.*	2,455	43,208
PBF Energy, Inc., Class A	4,299	133,054
Peabody Energy Corp.	5,298	140,609
REX American Resources Corp.*	734	33,977
Riley Exploration Permian, Inc.	470	12,450
Ring Energy, Inc.(x)*	5,276	8,442
Sable Offshore Corp.*	2,138	50,521
SandRidge Energy, Inc.	1,479	18,088
Scorpio Tankers, Inc.	1,939	138,251
SFL Corp. Ltd.	4,749	54,946
Sitio Royalties Corp., Class A	3,420	71,273
SM Energy Co.	4,736	189,298
Talos Energy, Inc.*	5,786	59,885
Teekay Corp.*	2,368	21,786
Teekay Tankers Ltd., Class A	993	57,842
Uranium Energy Corp.(x)*	16,663	103,477
Ur-Energy, Inc.(x)*	11,649	13,862
VAALCO Energy, Inc.	4,444	25,509
Verde Clean Fuels, Inc.(x)*	189	754
Veren, Inc.	548,810	3,380,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vital Energy, Inc.(x)*	1,212	$32,603
Vitesse Energy, Inc.(x)	1,028	24,693
W&T Offshore, Inc.(x)	4,166	8,957
World Kinect Corp.	2,439	75,389

		6,847,960

Total Energy		12,502,574

Financials (20.8%)
Banks (13.4%)
1st Source Corp.	778	46,587
ACNB Corp.	366	15,983
Amalgamated Financial Corp.	741	23,245
Amerant Bancorp, Inc., Class A	1,071	22,887
Ameris Bancorp	2,788	173,943
Ames National Corp.	379	6,909
Arrow Financial Corp.	680	19,489
Associated Banc-Corp.	6,198	133,505
Atlantic Union Bankshares Corp.	36,386	1,370,661
Axos Financial, Inc.*	2,314	145,504
Banc of California, Inc.	5,888	86,730
BancFirst Corp.	825	86,831
Bancorp, Inc. (The)*	1,996	106,786
Bank First Corp.	406	36,824
Bank of Hawaii Corp.	1,559	97,858
Bank of Marin Bancorp	690	13,862
Bank of NT Butterfield & Son Ltd. (The)	1,925	70,994
Bank7 Corp.	164	6,145
BankUnited, Inc.	3,022	110,122
Bankwell Financial Group, Inc.	248	7,428
Banner Corp.	1,386	82,550
Bar Harbor Bankshares	647	19,953
BayCom Corp.	490	11,623
BCB Bancorp, Inc.	663	8,181
Berkshire Hills Bancorp, Inc.	1,688	45,458
Blue Foundry Bancorp*	982	10,066
Bridgewater Bancshares, Inc.*	891	12,625
Brookline Bancorp, Inc.	3,663	36,960
Burke & Herbert Financial Services Corp.	620	37,814
Business First Bancshares, Inc.	982	25,208
Byline Bancorp, Inc.	1,319	35,310
Cadence Bank	7,326	233,333
California Bancorp*	1,030	15,234
Camden National Corp.	28,003	1,157,084
Capital Bancorp, Inc.(x)	398	10,233
Capital City Bank Group, Inc.	570	20,115
Capitol Federal Financial, Inc.	5,113	29,860
Carter Bankshares, Inc.*	945	16,434
Cathay General Bancorp	2,814	120,861
Central Pacific Financial Corp.	1,132	33,405
Chemung Financial Corp.	154	7,395
ChoiceOne Financial Services, Inc.	307	9,489
Citizens & Northern Corp.	660	12,995
Citizens Financial Services, Inc.	187	10,986
City Holding Co.	589	69,143
Civista Bancshares, Inc.	703	12,527
CNB Financial Corp.	903	21,726
Coastal Financial Corp.*	465	25,105
Colony Bankcorp, Inc.	685	10,631
Columbia Banking System, Inc.	160,987	4,203,371
Columbia Financial, Inc.*	1,187	20,262
Community Financial System, Inc.	2,151	124,909
Community Trust Bancorp, Inc.	636	31,584
Community West Bancshares	465	8,956
ConnectOne Bancorp, Inc.	1,500	37,575
CrossFirst Bankshares, Inc.*	1,879	31,361
Customers Bancorp, Inc.*	1,173	54,486
CVB Financial Corp.	5,396	96,157
Dime Community Bancshares, Inc.	1,340	38,592
Eagle Bancorp, Inc.	1,210	27,322
Eastern Bankshares, Inc.	7,987	130,907
Enterprise Bancorp, Inc.	405	12,944
Enterprise Financial Services Corp.	1,532	78,530
Equity Bancshares, Inc., Class A	596	24,364
Esquire Financial Holdings, Inc.	292	19,041
ESSA Bancorp, Inc.	382	7,342
Farmers & Merchants Bancorp, Inc.	541	14,959
Farmers National Banc Corp.	1,483	22,423
FB Financial Corp.	1,471	69,034
Fidelity D&D Bancorp, Inc.(x)	205	10,115
Financial Institutions, Inc.	674	17,167
First Bancorp (Nasdaq Stock Exchange)	42,506	1,767,825
First Bancorp (New York Stock Exchange)	6,550	138,664
First Bancorp, Inc. (The)	426	11,212
First Bancshares, Inc. (The)	1,272	40,869
First Bank	872	13,254
First Busey Corp.	2,257	58,727
First Business Financial Services, Inc.	341	15,546
First Commonwealth Financial Corp.	78,126	1,339,861
First Community Bankshares, Inc.	709	30,593
First Financial Bancorp	4,002	100,970
First Financial Bankshares, Inc.	5,241	193,969
First Financial Corp.	590	25,872
First Financial Northwest, Inc.	312	7,026
First Foundation, Inc.	2,895	18,065
First Internet Bancorp	344	11,785
First Interstate BancSystem, Inc., Class A	124,535	3,820,734
First Merchants Corp.	2,414	89,801
First Mid Bancshares, Inc.	994	38,677
First of Long Island Corp. (The)	925	11,905
First Western Financial, Inc.*	305	6,100
Five Star Bancorp	689	20,484
Flushing Financial Corp.	1,117	16,286
FS Bancorp, Inc.	292	12,991
Fulton Financial Corp.	6,992	126,765
FVCBankcorp, Inc.*	705	9,200
German American Bancorp, Inc.	39,416	1,527,370
Glacier Bancorp, Inc.	4,715	215,476
Great Southern Bancorp, Inc.	357	20,460
Greene County Bancorp, Inc.	298	9,208
Guaranty Bancshares, Inc.	217	7,460
Hancock Whitney Corp.	3,592	183,803
Hanmi Financial Corp.	1,091	20,293
HarborOne Bancorp, Inc.	1,607	20,859
HBT Financial, Inc.	612	13,391
Heartland Financial USA, Inc.	1,755	99,509
Heritage Commerce Corp.	2,606	25,747
Heritage Financial Corp.	1,303	28,366
Hilltop Holdings, Inc.	1,928	62,004
Hingham Institution For Savings (The)(x)	69	16,788
Home Bancorp, Inc.	320	14,266
Home BancShares, Inc.	7,800	211,302
HomeStreet, Inc.	743	11,710
HomeTrust Bancshares, Inc.	614	20,925
Hope Bancorp, Inc.	4,577	57,487
Horizon Bancorp, Inc.	1,778	27,648
Independent Bank Corp.	836	27,881
Independent Bank Corp./MA	1,782	105,370
Independent Bank Group, Inc.	1,467	84,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
International Bancshares Corp.	2,238	$133,810
Investar Holding Corp.	431	8,361
John Marshall Bancorp, Inc.	548	10,839
Kearny Financial Corp.	2,196	15,087
Lakeland Financial Corp.	1,001	65,185
LCNB Corp.	465	7,008
LINKBANCORP, Inc.	1,070	6,859
Live Oak Bancshares, Inc.	1,435	67,976
Mercantile Bank Corp.	653	28,549
Metrocity Bankshares, Inc.	579	17,729
Metropolitan Bank Holding Corp.*	437	22,977
Mid Penn Bancorp, Inc.	619	18,465
Middlefield Banc Corp.	346	9,965
Midland States Bancorp, Inc.	735	16,449
MidWestOne Financial Group, Inc.	602	17,175
MVB Financial Corp.	499	9,661
National Bank Holdings Corp., Class A	1,527	64,287
National Bankshares, Inc.	254	7,595
NB Bancorp, Inc.*	1,649	30,605
NBT Bancorp, Inc.	1,869	82,666
New York Community Bancorp, Inc.(x)	10,496	117,870
Nicolet Bankshares, Inc.	551	52,692
Northeast Bank	287	22,136
Northeast Community Bancorp, Inc.	510	13,490
Northfield Bancorp, Inc.	1,624	18,838
Northrim Bancorp, Inc.	239	17,022
Northwest Bancshares, Inc.	5,169	69,161
Norwood Financial Corp.	325	8,964
Oak Valley Bancorp	296	7,865
OceanFirst Financial Corp.	2,381	44,263
OFG Bancorp	1,873	84,135
Old National Bancorp	13,310	248,365
Old Second Bancorp, Inc.	1,803	28,109
Orange County Bancorp, Inc.	225	13,572
Origin Bancorp, Inc.	1,215	39,074
Orrstown Financial Services, Inc.	846	30,422
Pacific Premier Bancorp, Inc.	3,831	96,388
Park National Corp.	597	100,284
Parke Bancorp, Inc.	460	9,614
Pathward Financial, Inc.	1,068	70,499
PCB Bancorp	419	7,873
Peapack-Gladstone Financial Corp.	692	18,968
Peoples Bancorp of North Carolina, Inc.	221	5,611
Peoples Bancorp, Inc.	37,557	1,130,090
Peoples Financial Services Corp.	381	17,861
Pioneer Bancorp, Inc.*	535	5,869
Plumas Bancorp	241	9,828
Ponce Financial Group, Inc.*	900	10,521
Preferred Bank	517	41,489
Premier Financial Corp.	1,463	34,351
Primis Financial Corp.	828	10,085
Princeton Bancorp, Inc.	224	8,284
Provident Bancorp, Inc.(x)*	664	7,165
Provident Financial Services, Inc.	5,027	93,301
QCR Holdings, Inc.	678	50,192
RBB Bancorp	705	16,229
Red River Bancshares, Inc.	191	9,932
Renasant Corp.	2,265	73,613
Republic Bancorp, Inc., Class A	358	23,377
S&T Bancorp, Inc.	1,533	64,340
Sandy Spring Bancorp, Inc.	33,260	1,043,366
Seacoast Banking Corp. of Florida	63,912	1,703,255
ServisFirst Bancshares, Inc.	2,100	168,945
Shore Bancshares, Inc.	910	12,731
Sierra Bancorp	601	17,357
Simmons First National Corp., Class A	5,260	113,300
SmartFinancial, Inc.	700	20,398
South Plains Financial, Inc.	527	17,876
Southern First Bancshares, Inc.*	332	11,315
Southern Missouri Bancorp, Inc.	384	21,692
Southern States Bancshares, Inc.	330	10,141
Southside Bancshares, Inc.	1,112	37,174
SouthState Corp.	44,068	4,282,528
Stellar Bancorp, Inc.	2,034	52,660
Sterling Bancorp, Inc.*	817	3,717
Stock Yards Bancorp, Inc.	1,095	67,879
Texas Capital Bancshares, Inc.*	1,919	137,132
Third Coast Bancshares, Inc.*	538	14,402
Timberland Bancorp, Inc.	332	10,046
Tompkins Financial Corp.	527	30,455
Towne Bank	2,746	90,783
TriCo Bancshares	36,626	1,562,099
Triumph Financial, Inc.*	898	71,427
TrustCo Bank Corp.	778	25,728
Trustmark Corp.	2,460	78,277
UMB Financial Corp.	1,908	200,550
United Bankshares, Inc.	5,473	203,048
United Community Banks, Inc.	4,856	141,212
Unity Bancorp, Inc.	314	10,695
Univest Financial Corp.	1,197	33,684
USCB Financial Holdings, Inc.	400	6,100
Valley National Bancorp	17,862	161,830
Veritex Holdings, Inc.	1,923	50,613
Virginia National Bankshares Corp.(x)	208	8,663
WaFd, Inc.	2,949	102,773
Washington Trust Bancorp, Inc.	705	22,708
WesBanco, Inc.	2,383	70,966
West Bancorp, Inc.	709	13,478
Westamerica Bancorp	1,044	51,594
WSFS Financial Corp.	64,902	3,309,353

		37,910,029

Capital Markets (1.5%)
AlTi Global, Inc.(x)*	1,396	5,221
Artisan Partners Asset Management, Inc., Class A	2,668	115,578
B Riley Financial, Inc.(x)	811	4,258
BGC Group, Inc., Class A	14,604	134,065
Brightsphere Investment Group, Inc.	1,144	29,058
Cohen & Steers, Inc.	1,138	109,191
Diamond Hill Investment Group, Inc.	112	18,100
Donnelley Financial Solutions, Inc.*	1,109	73,006
Forge Global Holdings, Inc.*	4,833	6,331
GCM Grosvenor, Inc., Class A	1,800	20,376
Hamilton Lane, Inc., Class A	1,590	267,740
Moelis & Co., Class A	2,725	186,690
Open Lending Corp.*	4,059	24,841
P10, Inc., Class A	1,866	19,985
Patria Investments Ltd., Class A	2,151	24,027
Perella Weinberg Partners, Class A	2,227	43,003
Piper Sandler Cos.	719	204,059
PJT Partners, Inc., Class A	977	130,273
Silvercrest Asset Management Group, Inc., Class A	360	6,206
StepStone Group, Inc., Class A	2,508	142,530
StoneX Group, Inc.*	1,201	98,338
Value Line, Inc.	34	1,581
Victory Capital Holdings, Inc., Class A	43,983	2,436,658
Virtus Investment Partners, Inc.	280	58,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
WisdomTree, Inc.(x)	5,775	$57,692

		4,217,453

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	220	7,718
Bread Financial Holdings, Inc.	20,912	994,993
Consumer Portfolio Services, Inc.(x)*	337	3,161
Encore Capital Group, Inc.*	970	45,852
Enova International, Inc.*	1,005	84,209
FirstCash Holdings, Inc.	1,574	180,695
Green Dot Corp., Class A*	1,919	22,471
LendingClub Corp.*	4,427	50,601
LendingTree, Inc.*	437	25,359
Medallion Financial Corp.	939	7,643
Moneylion, Inc.*	360	14,958
Navient Corp.	3,342	52,102
Nelnet, Inc., Class A	613	69,441
NerdWallet, Inc., Class A*	1,690	21,480
PRA Group, Inc.*	1,604	35,865
PROG Holdings, Inc.	1,789	86,749
Regional Management Corp.	354	11,579
Upstart Holdings, Inc.*	3,188	127,552
World Acceptance Corp.*	148	17,461

		1,859,889

Financial Services (1.1%)
Acacia Research Corp.*	1,672	7,791
Alerus Financial Corp.	740	16,931
AvidXchange Holdings, Inc.*	7,363	59,714
Banco Latinoamericano de Comercio Exterior SA, Class E	1,132	36,779
Burford Capital Ltd.	8,293	109,965
Cannae Holdings, Inc.	2,331	44,429
Cantaloupe, Inc.*	2,520	18,648
Cass Information Systems, Inc.	606	25,137
Compass Diversified Holdings	2,823	62,473
Enact Holdings, Inc.	1,198	43,523
Essent Group Ltd.	4,319	277,668
Evertec, Inc.	2,669	90,452
Federal Agricultural Mortgage Corp., Class C	378	70,841
Flywire Corp.*	4,815	78,918
HA Sustainable Infrastructure Capital, Inc.(x)	4,654	160,423
I3 Verticals, Inc., Class A*	972	20,713
International Money Express, Inc.*	1,304	24,111
Jackson Financial, Inc., Class A	3,174	289,564
Marqeta, Inc., Class A*	19,751	97,175
Merchants Bancorp	709	31,877
Mr Cooper Group, Inc.*	2,642	243,540
NCR Atleos Corp.*	3,057	87,216
NewtekOne, Inc.	1,025	12,771
NMI Holdings, Inc., Class A*	3,087	127,154
Onity Group, Inc.*	283	9,039
Pagseguro Digital Ltd., Class A*	8,000	68,880
Payoneer Global, Inc.*	10,739	80,865
Paysafe Ltd.*	1,400	31,402
Paysign, Inc.*	1,436	5,270
PennyMac Financial Services, Inc.	1,107	126,165
Priority Technology Holdings, Inc.*	766	5,232
Radian Group, Inc.	6,109	211,921
Remitly Global, Inc.*	6,145	82,282
Repay Holdings Corp., Class A*	3,880	31,661
Sezzle, Inc.(x)*	100	17,059
StoneCo Ltd., Class A*	11,847	133,397
SWK Holdings Corp.*	160	2,766
Velocity Financial, Inc.(x)*	373	7,315
Walker & Dunlop, Inc.	1,330	151,075
Waterstone Financial, Inc.	728	10,702

		3,012,844

Insurance (3.8%)
Ambac Financial Group, Inc.*	1,741	19,517
American Coastal Insurance Corp.*	1,355	15,271
AMERISAFE, Inc.	769	37,166
Baldwin Insurance Group, Inc. (The), Class A*	2,726	135,755
Bowhead Specialty Holdings, Inc.*	208	5,826
CNO Financial Group, Inc.	97,468	3,421,127
Crawford & Co., Class A	366	4,015
Donegal Group, Inc., Class A	676	9,964
Employers Holdings, Inc.	1,063	50,992
Enstar Group Ltd.*	524	168,513
F&G Annuities & Life, Inc.	751	33,585
Fidelis Insurance Holdings Ltd.	2,329	42,062
Genworth Financial, Inc., Class A*	17,584	120,450
GoHealth, Inc., Class A(x)*	172	1,613
Goosehead Insurance, Inc., Class A*	921	82,245
Greenlight Capital Re Ltd., Class A*	1,144	15,616
Hamilton Insurance Group Ltd., Class B*	1,544	29,861
Hanover Insurance Group, Inc. (The)	20,789	3,079,059
HCI Group, Inc.	344	36,829
Heritage Insurance Holdings, Inc.*	968	11,848
Hippo Holdings, Inc.*	858	14,483
Horace Mann Educators Corp.	65,811	2,300,094
Investors Title Co.	53	12,179
James River Group Holdings Ltd.	1,303	8,170
Kingsway Financial Services, Inc.*	468	3,875
Lemonade, Inc.(x)*	2,134	35,190
Maiden Holdings Ltd.*	3,993	7,068
MBIA, Inc.	1,940	6,926
Mercury General Corp.	1,108	69,782
NI Holdings, Inc.*	358	5,613
Oscar Health, Inc., Class A*	7,800	165,438
Palomar Holdings, Inc.*	1,013	95,901
ProAssurance Corp.*	2,115	31,810
Root, Inc., Class A(x)*	366	13,827
Safety Insurance Group, Inc.	585	47,841
Selective Insurance Group, Inc.	2,518	234,929
Selectquote, Inc.*	3,217	6,981
SiriusPoint Ltd.*	4,178	59,912
Skyward Specialty Insurance Group, Inc.*	1,420	57,837
Stewart Information Services Corp.	1,089	81,392
Tiptree, Inc., Class A	1,240	24,267
Trupanion, Inc.(x)*	1,370	57,513
TWFG, Inc., Class A*	229	6,210
United Fire Group, Inc.	925	19,360
Universal Insurance Holdings, Inc.	991	21,960

		10,709,872

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AFC Gamma, Inc. (REIT)	711	7,259
AG Mortgage Investment Trust, Inc. (REIT)	1,219	9,155
Angel Oak Mortgage REIT, Inc. (REIT)	418	4,360
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,900	54,221
Arbor Realty Trust, Inc. (REIT)(x)	7,279	113,261
Ares Commercial Real Estate Corp. (REIT)(x)	2,247	15,729
ARMOUR Residential REIT, Inc. (REIT)(x)	1,987	40,535
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	7,186	136,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
BrightSpire Capital, Inc. (REIT), Class A	5,346	$29,938
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	11,167
Chimera Investment Corp. (REIT)	3,415	54,059
Claros Mortgage Trust, Inc. (REIT)	3,688	27,623
Dynex Capital, Inc. (REIT)	2,707	34,541
Ellington Financial, Inc. (REIT)(x)	3,093	39,869
Franklin BSP Realty Trust, Inc. (REIT)	3,430	44,796
Granite Point Mortgage Trust, Inc. (REIT)	2,040	6,467
Invesco Mortgage Capital, Inc. (REIT)	1,846	17,334
KKR Real Estate Finance Trust, Inc. (REIT)	2,315	28,590
Ladder Capital Corp. (REIT)	4,698	54,497
MFA Financial, Inc. (REIT)	4,237	53,895
New York Mortgage Trust, Inc. (REIT)	3,703	23,440
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,502
Orchid Island Capital, Inc. (REIT)	2,993	24,602
PennyMac Mortgage Investment Trust (REIT)	3,935	56,113
Ready Capital Corp. (REIT)(x)	6,578	50,190
Redwood Trust, Inc. (REIT)	5,712	44,154
Seven Hills Realty Trust (REIT)	542	7,463
Sunrise Realty Trust, Inc. (REIT)	237	3,410
TPG RE Finance Trust, Inc. (REIT)	2,375	20,259
Two Harbors Investment Corp. (REIT)	4,399	61,058

		1,080,093

Total Financials		58,790,180

Health Care (7.4%)
Biotechnology (3.5%)
2seventy bio, Inc.(x)*	2,209	10,426
4D Molecular Therapeutics, Inc.*	2,111	22,820
89bio, Inc.*	3,152	23,325
Absci Corp.(x)*	3,383	12,923
ACADIA Pharmaceuticals, Inc.*	4,953	76,177
ACELYRIN, Inc.*	2,895	14,272
Achieve Life Sciences, Inc.*	1,459	6,916
Acrivon Therapeutics, Inc.*	390	2,730
Actinium Pharmaceuticals, Inc.*	1,144	2,151
Acumen Pharmaceuticals, Inc.*	2,399	5,950
ADC Therapeutics SA*	2,966	9,343
ADMA Biologics, Inc.*	9,321	186,327
Adverum Biotechnologies, Inc.*	929	6,522
Aerovate Therapeutics, Inc.(x)*	447	934
Agenus, Inc.(x)*	753	4,126
Agios Pharmaceuticals, Inc.*	2,339	103,922
Akebia Therapeutics, Inc.*	7,668	10,122
Akero Therapeutics, Inc.*	2,806	80,504
Aldeyra Therapeutics, Inc.*	2,048	11,039
Alector, Inc.*	3,340	15,564
Alkermes plc*	6,697	187,449
Allogene Therapeutics, Inc.(x)*	5,657	15,840
Altimmune, Inc.(x)*	2,327	14,288
ALX Oncology Holdings, Inc.(x)*	1,660	3,021
Amicus Therapeutics, Inc.*	12,144	129,698
AnaptysBio, Inc.*	851	28,509
Anavex Life Sciences Corp.(x)*	3,015	17,125
Anika Therapeutics, Inc.*	595	14,697
Annexon, Inc.*	3,568	21,123
Apogee Therapeutics, Inc.*	1,602	94,101
Applied Therapeutics, Inc.*	4,073	34,621
Arbutus Biopharma Corp.*	5,773	22,226
Arcellx, Inc.*	1,784	148,982
Arcturus Therapeutics Holdings, Inc.*	948	22,003
Arcus Biosciences, Inc.*	2,196	33,577
Arcutis Biotherapeutics, Inc.*	4,501	41,859
Ardelyx, Inc.*	9,618	66,268
ArriVent Biopharma, Inc.(x)*	1,115	26,203
Arrowhead Pharmaceuticals, Inc.*	4,941	95,707
ARS Pharmaceuticals, Inc.(x)*	2,085	30,233
Artiva Biotherapeutics, Inc.(x)*	552	8,528
Astria Therapeutics, Inc.*	1,987	21,877
Atossa Therapeutics, Inc.(x)*	6,232	9,473
Aura Biosciences, Inc.*	1,920	17,107
Aurinia Pharmaceuticals, Inc.*	5,627	41,246
Avid Bioservices, Inc.(x)*	2,730	31,067
Avidity Biosciences, Inc.*	4,472	205,399
Avita Medical, Inc.(x)*	1,033	11,074
Beam Therapeutics, Inc.*	3,164	77,518
BioCryst Pharmaceuticals, Inc.*	8,754	66,530
Biohaven Ltd.*	2,969	148,361
Biomea Fusion, Inc.(x)*	874	8,827
Black Diamond Therapeutics, Inc.*	1,574	6,847
Bluebird Bio, Inc.(x)*	10,123	5,259
Blueprint Medicines Corp.*	2,602	240,685
Bridgebio Pharma, Inc.*	5,818	148,126
C4 Therapeutics, Inc.*	2,484	14,159
Cabaletta Bio, Inc.*	2,115	9,983
Candel Therapeutics, Inc.*	743	5,149
Capricor Therapeutics, Inc.(x)*	1,107	16,837
Cardiff Oncology, Inc.*	2,272	6,066
CareDx, Inc.*	2,064	64,448
Cargo Therapeutics, Inc.*	1,381	25,479
Caribou Biosciences, Inc.*	3,240	6,350
Cartesian Therapeutics, Inc.(x)*	384	6,190
Catalyst Pharmaceuticals, Inc.*	4,481	89,082
Celcuity, Inc.*	1,070	15,954
Celldex Therapeutics, Inc.*	2,673	90,855
Century Therapeutics, Inc.(x)*	2,836	4,850
CervoMed, Inc.(x)*	257	3,752
CG oncology, Inc.(x)*	1,940	73,196
Cibus, Inc., Class A(x)*	714	2,328
Cogent Biosciences, Inc.*	3,798	41,018
Coherus Biosciences, Inc.(x)*	3,363	3,498
Compass Therapeutics, Inc.(x)*	4,014	7,386
Corbus Pharmaceuticals Holdings, Inc.(x)*	431	8,892
Crinetics Pharmaceuticals, Inc.*	3,220	164,542
Cullinan Therapeutics, Inc.*	2,060	34,484
Cytokinetics, Inc.*	4,718	249,110
Day One Biopharmaceuticals, Inc.*	2,148	29,922
Denali Therapeutics, Inc.*	5,145	149,874
Design Therapeutics, Inc.*	1,620	8,716
Dianthus Therapeutics, Inc.(x)*	1,013	27,736
Disc Medicine, Inc.*	809	39,754
Dynavax Technologies Corp.*	5,096	56,769
Dyne Therapeutics, Inc.*	3,340	119,973
Editas Medicine, Inc.*	3,056	10,421
Elevation Oncology, Inc.(x)*	2,664	1,598
Eliem Therapeutics, Inc.(x)*	1,033	5,258
Enanta Pharmaceuticals, Inc.*	867	8,982
Entrada Therapeutics, Inc.*	941	15,037
Erasca, Inc.*	7,069	19,298
Fate Therapeutics, Inc.*	4,143	14,501
Fennec Pharmaceuticals, Inc.*	798	3,990
Fibrobiologics, Inc.(x)*	1,284	3,968
Foghorn Therapeutics, Inc.(x)*	1,017	9,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Generation Bio Co.*	2,252	$5,562
Geron Corp.*	23,832	108,197
Greenwich Lifesciences, Inc.(x)*	334	4,800
Gyre Therapeutics, Inc.(x)*	289	3,624
Halozyme Therapeutics, Inc.*	5,163	295,530
Heron Therapeutics, Inc.(x)*	4,710	9,373
HilleVax, Inc.*	1,426	2,510
Humacyte, Inc.(x)*	3,892	21,172
Ideaya Biosciences, Inc.*	3,393	107,490
IGM Biosciences, Inc.*	762	12,603
ImmunityBio, Inc.(x)*	6,003	22,331
Immunome, Inc.*	2,178	31,842
Immunovant, Inc.*	2,459	70,106
Inhibrx Biosciences, Inc.*	653	10,226
Inmune Bio, Inc.(x)*	718	3,870
Inovio Pharmaceuticals, Inc.(x)*	1,076	6,219
Inozyme Pharma, Inc.(x)*	2,139	11,187
Insmed, Inc.*	6,429	469,317
Intellia Therapeutics, Inc.*	3,987	81,933
Invivyd, Inc.(x)*	4,243	4,328
Iovance Biotherapeutics, Inc.*	10,479	98,398
Ironwood Pharmaceuticals, Inc., Class A*	5,617	23,142
iTeos Therapeutics, Inc.*	1,450	14,805
Janux Therapeutics, Inc.*	1,188	53,971
Jasper Therapeutics, Inc.*	480	9,029
KalVista Pharmaceuticals, Inc.*	1,613	18,679
Keros Therapeutics, Inc.*	1,248	72,471
Kiniksa Pharmaceuticals International plc, Class A(x)*	1,312	32,787
Kodiak Sciences, Inc.*	1,411	3,683
Korro Bio, Inc.(x)*	258	8,622
Krystal Biotech, Inc.*	1,027	186,945
Kura Oncology, Inc.*	3,001	58,640
Kymera Therapeutics, Inc.*	1,841	87,135
Larimar Therapeutics, Inc.(x)*	1,858	12,170
LENZ Therapeutics, Inc.(x)	539	12,796
Lexeo Therapeutics, Inc.*	977	8,832
Lexicon Pharmaceuticals, Inc.(x)*	6,850	10,755
Lineage Cell Therapeutics, Inc.(x)*	5,676	5,138
Lyell Immunopharma, Inc.*	8,064	11,128
MacroGenics, Inc.*	2,411	7,932
Madrigal Pharmaceuticals, Inc.(x)*	726	154,072
MannKind Corp.*	10,974	69,026
MeiraGTx Holdings plc*	1,434	5,980
Mersana Therapeutics, Inc.*	4,031	7,619
MiMedx Group, Inc.*	4,694	27,742
Mineralys Therapeutics, Inc.*	1,210	14,653
Mirum Pharmaceuticals, Inc.*	1,623	63,297
Monte Rosa Therapeutics, Inc.(x)*	1,384	7,335
Myriad Genetics, Inc.*	3,701	101,370
Neurogene, Inc.(x)*	436	18,295
Nkarta, Inc.*	2,241	10,129
Novavax, Inc.(x)*	5,846	73,835
Nurix Therapeutics, Inc.*	2,564	57,613
Nuvalent, Inc., Class A*	1,426	145,880
Ocugen, Inc.(x)*	10,840	10,755
Olema Pharmaceuticals, Inc.*	1,729	20,644
Organogenesis Holdings, Inc., Class A*	2,281	6,524
ORIC Pharmaceuticals, Inc.*	2,608	26,732
Ovid therapeutics, Inc.*	2,623	3,095
PepGen, Inc.*	181	1,548
Perspective Therapeutics, Inc.*	2,407	32,133
Poseida Therapeutics, Inc., Class A*	2,989	8,549
Praxis Precision Medicines, Inc.*	731	42,062
Precigen, Inc.(x)*	4,941	4,680
Prelude Therapeutics, Inc.(x)*	436	903
Prime Medicine, Inc.(x)*	2,612	10,108
ProKidney Corp., Class A*	4,265	8,189
Protagonist Therapeutics, Inc.*	2,302	103,590
Prothena Corp. plc*	1,727	28,893
PTC Therapeutics, Inc.*	3,152	116,939
Puma Biotechnology, Inc.*	2,169	5,531
Pyxis Oncology, Inc.*	2,098	7,700
Q32 Bio, Inc.(x)*	250	11,155
RAPT Therapeutics, Inc.*	1,299	2,611
Recursion Pharmaceuticals, Inc., Class A(x)*	9,772	64,397
REGENXBIO, Inc.*	1,905	19,983
Regulus Therapeutics, Inc.*	3,000	4,710
Relay Therapeutics, Inc.*	4,117	29,148
Replimune Group, Inc.*	2,599	28,485
REVOLUTION Medicines, Inc.*	6,306	285,977
Rhythm Pharmaceuticals, Inc.*	2,266	118,716
Rigel Pharmaceuticals, Inc.*	729	11,795
Rocket Pharmaceuticals, Inc.*	2,723	50,294
Sage Therapeutics, Inc.*	2,132	15,393
Sana Biotechnology, Inc.(x)*	5,600	23,296
Savara, Inc.(x)*	5,266	22,328
Scholar Rock Holding Corp.*	3,052	24,447
Sera Prognostics, Inc., Class A(x)*	1,169	9,118
Shattuck Labs, Inc.(x)*	1,806	6,303
Soleno Therapeutics, Inc.*	932	47,057
Solid Biosciences, Inc.*	1,107	7,716
SpringWorks Therapeutics, Inc.*	2,693	86,284
Spyre Therapeutics, Inc.(x)*	1,467	43,144
Stoke Therapeutics, Inc.*	1,581	19,430
Summit Therapeutics, Inc.(x)*	3,623	79,344
Sutro Biopharma, Inc.*	4,109	14,217
Syndax Pharmaceuticals, Inc.*	3,481	67,009
Tango Therapeutics, Inc.*	1,974	15,200
Taysha Gene Therapies, Inc.*	6,776	13,620
Tenaya Therapeutics, Inc.*	2,013	3,885
TG Therapeutics, Inc.*	5,778	135,147
Tourmaline Bio, Inc.(x)	978	25,144
Travere Therapeutics, Inc.*	2,985	41,760
TScan Therapeutics, Inc.*	1,627	8,102
Twist Bioscience Corp.*	2,381	107,574
Tyra Biosciences, Inc.(x)*	619	14,553
UroGen Pharma Ltd.(x)*	1,455	18,479
Vanda Pharmaceuticals, Inc.*	2,430	11,397
Vaxcyte, Inc.*	4,942	564,722
Vera Therapeutics, Inc., Class A*	1,598	70,632
Veracyte, Inc.*	3,180	108,247
Verastem, Inc.(x)*	1,051	3,143
Vericel Corp.*	2,005	84,711
Verve Therapeutics, Inc.*	2,626	12,710
Vir Biotechnology, Inc.*	3,882	29,076
Viridian Therapeutics, Inc.*	2,651	60,310
Voyager Therapeutics, Inc.*	2,054	12,016
Werewolf Therapeutics, Inc.*	1,262	2,675
X4 Pharmaceuticals, Inc.*	5,415	3,624
XBiotech, Inc.(x)*	766	5,921
Xencor, Inc.*	2,459	49,450
XOMA Royalty Corp.*	322	8,527
Y-mAbs Therapeutics, Inc.(x)*	1,522	20,014
Zentalis Pharmaceuticals, Inc.*	2,378	8,751
Zura Bio Ltd., Class A(x)*	1,841	7,474
Zymeworks, Inc.*	2,251	28,250

		9,952,590

Health Care Equipment & Supplies (1.8%)
Accuray, Inc.*	4,103	7,385
Alphatec Holdings, Inc.*	4,354	24,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
AngioDynamics, Inc.*	1,005	$7,819
Artivion, Inc.*	1,604	42,699
AtriCure, Inc.*	1,959	54,930
Avanos Medical, Inc.*	1,875	45,056
Axogen, Inc.*	1,775	24,886
Axonics, Inc.*	2,109	146,786
Bioventus, Inc., Class A*	1,590	19,001
Cerus Corp.(x)*	7,555	13,146
CONMED Corp.	1,277	91,842
CVRx, Inc.*	489	4,308
Embecta Corp.	2,290	32,289
Envista Holdings Corp.*	77,973	1,540,747
Fractyl Health, Inc.*	2,050	5,187
Glaukos Corp.*	2,025	263,817
Haemonetics Corp.*	2,077	166,949
ICU Medical, Inc.*	857	156,163
Inari Medical, Inc.*	2,190	90,316
Inmode Ltd.*	3,291	55,782
Inogen, Inc.*	950	9,215
Integer Holdings Corp.*	1,380	179,400
Integra LifeSciences Holdings Corp.*	2,903	52,748
iRadimed Corp.	315	15,841
iRhythm Technologies, Inc.*	1,324	98,294
Lantheus Holdings, Inc.*	2,814	308,837
LeMaitre Vascular, Inc.	839	77,935
LivaNova plc*	2,257	118,583
Merit Medical Systems, Inc.*	2,368	234,029
Neogen Corp.*	9,030	151,794
NeuroPace, Inc.*	765	5,332
Nevro Corp.*	1,458	8,150
Novocure Ltd.*	4,511	70,507
Omnicell, Inc.*	1,889	82,360
OraSure Technologies, Inc.*	2,772	11,836
Orchestra BioMed Holdings, Inc.*	1,122	5,767
Orthofix Medical, Inc.*	1,438	22,462
OrthoPediatrics Corp.*	740	20,061
Paragon 28, Inc.(x)*	1,788	11,944
PROCEPT BioRobotics Corp.*	1,753	140,450
Pulmonx Corp.*	1,522	12,617
Pulse Biosciences, Inc.(x)*	786	13,786
RxSight, Inc.*	1,441	71,229
Sanara Medtech, Inc.(x)*	167	5,050
SI-BONE, Inc.*	1,685	23,556
Sight Sciences, Inc.*	1,454	9,160
STAAR Surgical Co.*	2,048	76,083
Stereotaxis, Inc.(x)*	2,934	5,985
Surmodics, Inc.*	560	21,717
Tactile Systems Technology, Inc.*	958	13,996
Tandem Diabetes Care, Inc.*	2,553	108,273
TransMedics Group, Inc.*	1,328	208,496
Treace Medical Concepts, Inc.*	1,841	10,678
UFP Technologies, Inc.*	284	89,943
Utah Medical Products, Inc.	140	9,367
Varex Imaging Corp.*	1,530	18,238
Zimvie, Inc.*	1,053	16,711
Zynex, Inc.(x)*	485	3,958

		5,137,704

Health Care Providers & Services (1.1%)
Accolade, Inc.*	2,735	10,530
AdaptHealth Corp., Class A*	4,213	47,312
Addus HomeCare Corp.*	693	92,190
agilon health, Inc.(x)*	11,419	44,877
AirSculpt Technologies, Inc.(x)*	535	2,712
Alignment Healthcare, Inc.*	4,328	51,157
AMN Healthcare Services, Inc.*	1,569	66,510
Ardent Health Partners, Inc.*	442	8,124
Astrana Health, Inc.*	1,784	103,365
Aveanna Healthcare Holdings, Inc.*	3,000	15,600
BrightSpring Health Services, Inc.(x)*	2,150	31,562
Brookdale Senior Living, Inc.*	7,922	53,790
Castle Biosciences, Inc.*	1,071	30,545
Community Health Systems, Inc.*	5,087	30,878
Concentra Group Holdings Parent, Inc.(x)*	892	19,945
CorVel Corp.*	367	119,969
Cross Country Healthcare, Inc.*	1,398	18,789
DocGo, Inc.*	4,539	15,069
Enhabit, Inc.*	2,030	16,037
Ensign Group, Inc. (The)	2,297	330,354
Fulgent Genetics, Inc.*	738	16,037
GeneDx Holdings Corp., Class A(x)*	515	21,857
Guardant Health, Inc.*	4,884	112,039
HealthEquity, Inc.*	3,504	286,802
Hims & Hers Health, Inc.*	7,854	144,671
InfuSystem Holdings, Inc.*	799	5,353
Innovage Holding Corp.*	953	5,718
Joint Corp. (The)*	451	5,159
LifeStance Health Group, Inc.*	5,728	40,096
Nano-X Imaging Ltd.(x)*	1,963	11,935
National HealthCare Corp.	517	65,023
National Research Corp.	634	14,493
NeoGenomics, Inc.*	5,277	77,836
OPKO Health, Inc.(x)*	13,480	20,085
Option Care Health, Inc.*	7,047	220,571
Owens & Minor, Inc.*	3,122	48,984
PACS Group, Inc.*	1,673	66,870
Patterson Cos., Inc.	3,329	72,705
Pediatrix Medical Group, Inc.*	3,830	44,390
Pennant Group, Inc. (The)*	1,168	41,698
Performant Financial Corp.*	2,960	11,070
PetIQ, Inc., Class A*	1,125	34,616
Privia Health Group, Inc.*	4,222	76,883
Progyny, Inc.*	3,354	56,213
Quipt Home Medical Corp.*	1,775	5,183
RadNet, Inc.*	2,736	189,851
Select Medical Holdings Corp.	4,423	154,230
Surgery Partners, Inc.*	3,178	102,459
Talkspace, Inc.*	5,208	10,885
US Physical Therapy, Inc.	619	52,386
Viemed Healthcare, Inc.*	1,502	11,010

		3,136,423

Health Care Technology (0.2%)
Definitive Healthcare Corp., Class A*	1,986	8,877
Evolent Health, Inc., Class A*	4,778	135,122
Health Catalyst, Inc.*	2,421	19,707
HealthStream, Inc.	1,009	29,100
LifeMD, Inc.*	1,470	7,703
OptimizeRx Corp.*	969	7,481
Phreesia, Inc.*	2,363	53,853
Schrodinger, Inc.*	2,301	42,683
Simulations Plus, Inc.	655	20,973
Teladoc Health, Inc.*	7,211	66,197
Waystar Holding Corp.*	1,735	48,389

		440,085

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp.(x)*	4,956	25,375
Akoya Biosciences, Inc.(x)*	657	1,787
BioLife Solutions, Inc.*	1,628	40,765
ChromaDex Corp.*	2,104	7,680
Codexis, Inc.*	2,907	8,954
CryoPort, Inc.*	1,749	14,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cytek Biosciences, Inc.*	4,876	$27,013
Harvard Bioscience, Inc.*	1,721	4,630
Lifecore Biomedical, Inc.(x)*	1,093	5,388
Maravai LifeSciences Holdings, Inc., Class A*	4,679	38,882
MaxCyte, Inc.*	4,525	17,602
Mesa Laboratories, Inc.	212	27,530
Nautilus Biotechnology, Inc., Class A*	2,090	5,957
OmniAb, Inc. (Earn Out Shares)(r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	3,388	14,331
Pacific Biosciences of California, Inc.(x)*	10,163	17,277
Quanterix Corp.*	1,430	18,533
Quantum-Si, Inc.*	3,948	3,483
Standard BioTools, Inc.(x)*	12,781	24,667

		304,038

Pharmaceuticals (0.7%)
Alto Neuroscience, Inc.*	911	10,422
Alumis, Inc.*	503	5,372
Amneal Pharmaceuticals, Inc.*	6,741	56,085
Amphastar Pharmaceuticals, Inc.*	1,518	73,669
ANI Pharmaceuticals, Inc.*	783	46,714
Aquestive Therapeutics, Inc.(x)*	3,146	15,667
Arvinas, Inc.*	2,659	65,491
Atea Pharmaceuticals, Inc.*	3,426	11,477
Avadel Pharmaceuticals plc (ADR)*	3,915	51,345
Axsome Therapeutics, Inc.*	1,508	135,524
Biote Corp., Class A*	1,326	7,399
Cassava Sciences, Inc.(x)*	1,797	52,886
Collegium Pharmaceutical, Inc.*	1,348	52,087
Contineum Therapeutics, Inc., Class A*	323	6,182
Corcept Therapeutics, Inc.*	3,346	154,853
CorMedix, Inc.*	1,963	15,861
Edgewise Therapeutics, Inc.*	3,075	82,072
Enliven Therapeutics, Inc.(x)*	1,491	38,080
Esperion Therapeutics, Inc.(x)*	8,005	13,208
Evolus, Inc.*	2,341	37,924
EyePoint Pharmaceuticals, Inc.*	1,652	13,200
Fulcrum Therapeutics, Inc.(x)*	2,629	9,386
Harmony Biosciences Holdings, Inc.*	1,295	51,800
Harrow, Inc.*	1,264	56,830
Innoviva, Inc.*	2,290	44,220
Ligand Pharmaceuticals, Inc.*	704	70,463
Liquidia Corp.(x)*	2,453	24,530
Longboard Pharmaceuticals, Inc.*	1,194	39,796
MediWound Ltd.*	300	5,418
Mind Medicine MindMed, Inc.(x)*	3,050	17,355
Nektar Therapeutics*	7,563	9,832
Neumora Therapeutics, Inc.(x)*	3,563	47,067
Nuvation Bio, Inc.*	8,097	18,542
Ocular Therapeutix, Inc.*	6,592	57,350
Omeros Corp.(x)*	2,678	10,632
Pacira BioSciences, Inc.*	1,941	29,212
Phathom Pharmaceuticals, Inc.(x)*	1,412	25,529
Phibro Animal Health Corp., Class A	893	20,110
Pliant Therapeutics, Inc.*	2,247	25,189
Prestige Consumer Healthcare, Inc.*	1,975	142,398
Rapport Therapeutics, Inc.(x)*	348	7,127
Revance Therapeutics, Inc.*	4,575	23,744
Scilex Holding Co.(r)*	3,124	2,455
scPharmaceuticals, Inc.(x)*	1,270	5,791
SIGA Technologies, Inc.	2,069	13,966
Supernus Pharmaceuticals, Inc.*	2,079	64,823
Tarsus Pharmaceuticals, Inc.*	1,388	45,651
Terns Pharmaceuticals, Inc.*	2,594	21,634
Theravance Biopharma, Inc.*	1,520	12,251
Third Harmonic Bio, Inc.(x)*	857	11,612
Trevi Therapeutics, Inc.(x)*	1,831	6,116
Ventyx Biosciences, Inc.(x)*	2,058	4,486
Verrica Pharmaceuticals, Inc.(x)*	918	1,331
WaVe Life Sciences Ltd.*	2,601	21,328
Xeris Biopharma Holdings, Inc.*	5,890	16,787
Zevra Therapeutics, Inc.(x)*	1,526	10,590

		1,920,869

Total Health Care		20,891,709

Industrials (21.2%)
Aerospace & Defense (3.8%)
AAR Corp.*	1,426	93,203
AeroVironment, Inc.*	1,083	217,141
AerSale Corp.*	2,146	10,837
Archer Aviation, Inc., Class A(x)*	9,890	29,967
Astronics Corp.*	847	16,500
Babcock International Group plc	295,018	1,864,049
Byrna Technologies, Inc.(x)*	733	12,439
Cadre Holdings, Inc.	1,103	41,859
Ducommun, Inc.*	562	36,996
Eve Holding, Inc.(x)*	796	2,579
Intuitive Machines, Inc.(x)*	1,438	11,576
Kratos Defense & Security Solutions, Inc.*	6,124	142,689
Leonardo DRS, Inc.*	2,710	76,476
Melrose Industries plc	235,405	1,434,201
Mercury Systems, Inc.*	2,269	83,953
Moog, Inc., Class A	1,176	237,576
National Presto Industries, Inc.	214	16,080
Park Aerospace Corp.	807	10,515
QinetiQ Group plc	717,716	4,312,220
Redwire Corp.(x)*	1,149	7,894
Rocket Lab USA, Inc.(x)*	14,400	140,112
Senior plc	823,110	1,681,498
Terran Orbital Corp.(x)*	3,748	941
Triumph Group, Inc.*	3,092	39,856
V2X, Inc.*	579	32,343
Virgin Galactic Holdings, Inc.(x)*	694	4,233
VirTra, Inc.(x)*	712	4,429

		10,562,162

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	1,843	29,838
Forward Air Corp.	1,040	36,816
Hub Group, Inc., Class A	2,527	114,852
Radiant Logistics, Inc.(x)*	1,582	10,173

		191,679

Building Products (1.9%)
American Woodmark Corp.*	2,735	255,586
Apogee Enterprises, Inc.	905	63,364
AZZ, Inc.	1,145	94,588
Caesarstone Ltd.*	1,120	5,107
CSW Industrials, Inc.	686	251,344
Gibraltar Industries, Inc.*	1,266	88,531
Griffon Corp.	1,600	112,000
Insteel Industries, Inc.	765	23,784
Janus International Group, Inc.*	5,463	55,231
JELD-WEN Holding, Inc.*	3,555	56,205
Masterbrand, Inc.*	5,244	97,224
Quanex Building Products Corp.	1,830	50,782
Resideo Technologies, Inc.*	5,763	116,067
Tecnoglass, Inc.	952	65,364
UFP Industries, Inc.	27,781	3,645,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zurn Elkay Water Solutions Corp.	5,808	$208,739

		5,189,061

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	2,617	138,073
ACCO Brands Corp.	3,613	19,763
ACV Auctions, Inc., Class A*	6,124	124,501
Aris Water Solutions, Inc., Class A	1,109	18,709
BrightView Holdings, Inc.*	2,221	34,959
Brink’s Co. (The)	1,860	215,090
Casella Waste Systems, Inc., Class A*	2,369	235,692
CECO Environmental Corp.*	1,207	34,037
Cimpress plc*	728	59,638
CoreCivic, Inc.*	4,622	58,468
Deluxe Corp.	1,802	35,121
Driven Brands Holdings, Inc.*	2,163	30,866
Ennis, Inc.	821	19,967
Enviri Corp.*	3,208	33,171
GEO Group, Inc. (The)*	4,879	62,695
Healthcare Services Group, Inc.*	3,043	33,990
HNI Corp.	46,709	2,514,813
Interface, Inc., Class A	2,365	44,864
LanzaTech Global, Inc.(x)*	5,103	9,747
Liquidity Services, Inc.*	888	20,246
Matthews International Corp., Class A	1,170	27,144
MillerKnoll, Inc.	2,782	68,882
Montrose Environmental Group, Inc.*	1,347	35,426
NL Industries, Inc.	460	3,418
OPENLANE, Inc.*	4,444	75,015
Perma-Fix Environmental Services, Inc.(x)*	555	6,810
Pitney Bowes, Inc.	6,870	48,983
Quad/Graphics, Inc.	839	3,809
Quest Resource Holding Corp.*	791	6,312
Steelcase, Inc., Class A	3,758	50,695
UniFirst Corp.	623	123,759
Viad Corp.*	843	30,205
Virco Mfg. Corp.(x)	456	6,297
VSE Corp.	641	53,030

		4,284,195

Construction & Engineering (3.2%)
Ameresco, Inc., Class A*	1,308	49,626
Arcosa, Inc.	2,008	190,278
Argan, Inc.	517	52,439
Bowman Consulting Group Ltd., Class A*	605	14,568
Centuri Holdings, Inc.*	579	9,351
Construction Partners, Inc., Class A*	1,777	124,035
Dycom Industries, Inc.*	1,176	231,790
Fluor Corp.*	6,950	331,584
Granite Construction, Inc.	1,823	144,527
Great Lakes Dredge & Dock Corp.*	2,684	28,263
IES Holdings, Inc.*	337	67,272
Limbach Holdings, Inc.*	423	32,046
Matrix Service Co.*	1,120	12,914
MYR Group, Inc.*	633	64,712
Northwest Pipe Co.*	410	18,503
Orion Group Holdings, Inc.*	1,299	7,495
Primoris Services Corp.	49,811	2,893,023
Southland Holdings, Inc.*	165	610
Sterling Infrastructure, Inc.*	1,210	175,474
Tutor Perini Corp.*	1,987	53,967
Valmont Industries, Inc.	8,946	2,593,893
WillScot Holdings Corp.*	53,118	1,997,237

		9,093,607

Electrical Equipment (1.8%)
Allient, Inc.	541	10,273
American Superconductor Corp.*	1,446	34,125
Amprius Technologies, Inc.(x)*	237	263
Array Technologies, Inc.*	6,581	43,435
Atkore, Inc.	1,520	128,805
Blink Charging Co.(x)*	4,339	7,463
Bloom Energy Corp., Class A(x)*	8,427	88,989
ChargePoint Holdings, Inc.(x)*	16,445	22,530
Energy Vault Holdings, Inc.(x)*	4,313	4,140
EnerSys	1,656	168,995
Enovix Corp.(x)*	6,296	58,805
Fluence Energy, Inc., Class A(x)*	2,520	57,229
Freyr Battery, Inc.(x)*	4,749	4,607
FuelCell Energy, Inc.(x)*	17,768	6,752
GrafTech International Ltd.(x)*	12,266	16,191
LSI Industries, Inc.	1,151	18,589
Net Power, Inc.(x)*	896	6,281
NEXTracker, Inc., Class A*	5,911	221,544
NuScale Power Corp., Class A*	3,288	38,075
Plug Power, Inc.(x)*	30,566	69,079
Powell Industries, Inc.	387	85,910
Preformed Line Products Co.	110	14,089
Regal Rexnord Corp.	21,940	3,639,407
SES AI Corp.*	5,492	3,514
Shoals Technologies Group, Inc., Class A*	6,908	38,754
Sunrun, Inc.*	9,047	163,389
Thermon Group Holdings, Inc.*	1,380	41,179
TPI Composites, Inc.(x)*	1,843	8,386
Ultralife Corp.*	542	4,900
Vicor Corp.*	879	37,006

		5,042,704

Ground Transportation (0.9%)
ArcBest Corp.	974	105,630
Covenant Logistics Group, Inc., Class A	361	19,075
FTAI Infrastructure, Inc.	4,119	38,554
Heartland Express, Inc.	1,818	22,325
Hertz Global Holdings, Inc.(x)*	5,199	17,157
Knight-Swift Transportation Holdings, Inc., Class A	30,122	1,625,082
Marten Transport Ltd.	2,371	41,967
PAM Transportation Services, Inc.*	268	4,958
Proficient Auto Logistics, Inc.*	563	7,983
RXO, Inc.*	22,624	633,472
Universal Logistics Holdings, Inc.	183	7,889
Werner Enterprises, Inc.	2,619	101,067

		2,625,159

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	1,058	26,799

Machinery (4.6%)
374Water, Inc.*	2,605	3,543
3D Systems Corp.*	5,273	14,975
Alamo Group, Inc.	436	78,537
Albany International Corp., Class A	1,229	109,197
Astec Industries, Inc.	890	28,427
Atmus Filtration Technologies, Inc.	3,468	130,154
Barnes Group, Inc.	1,975	79,810
Blue Bird Corp.*	1,362	65,322
Chart Industries, Inc.*	25,485	3,163,708
Columbus McKinnon Corp.	10,084	363,024
Commercial Vehicle Group, Inc.*	1,413	4,592
Douglas Dynamics, Inc.	928	25,594
Eastern Co. (The)(x)	272	8,826
Energy Recovery, Inc.*	2,233	38,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Enerpac Tool Group Corp., Class A	2,251	$94,294
Enpro, Inc.	869	140,934
ESCO Technologies, Inc.	1,071	138,138
Federal Signal Corp.	2,397	224,024
Franklin Electric Co., Inc.	1,875	196,537
Gates Industrial Corp. plc*	76,261	1,338,381
Gencor Industries, Inc.*	464	9,679
Gorman-Rupp Co. (The)	867	33,770
Graham Corp.*	434	12,842
Greenbrier Cos., Inc. (The)	1,270	64,630
Helios Technologies, Inc.	1,376	65,635
Hillenbrand, Inc.	2,975	82,705
Hillman Solutions Corp.*	7,600	80,256
Hyliion Holdings Corp.(x)*	6,493	16,103
Hyster-Yale, Inc.	474	30,227
John Bean Technologies Corp.	1,315	129,541
Kadant, Inc.	468	158,184
Kennametal, Inc.	3,279	85,024
L B Foster Co., Class A*	384	7,845
Lindsay Corp.	446	55,589
Luxfer Holdings plc	1,239	16,045
Manitowoc Co., Inc. (The)*	1,407	13,535
Mayville Engineering Co., Inc.*	486	10,245
Miller Industries, Inc.	452	27,572
Mueller Industries, Inc.	4,625	342,712
Mueller Water Products, Inc., Class A	191,547	4,156,570
NN, Inc.(x)*	2,140	8,346
Omega Flex, Inc.	149	7,438
Park-Ohio Holdings Corp.	369	11,328
Proto Labs, Inc.*	1,051	30,868
REV Group, Inc.	2,175	61,031
Shyft Group, Inc. (The)	1,385	17,382
SPX Technologies, Inc.*	1,863	297,074
Standex International Corp.	481	87,917
Taylor Devices, Inc.(x)*	39	1,947
Tennant Co.	805	77,312
Terex Corp.	2,758	145,926
Timken Co. (The)	876	73,838
Titan International, Inc.*	2,105	17,114
Trinity Industries, Inc.	3,383	117,864
Twin Disc, Inc.	569	7,107
Wabash National Corp.	1,895	36,365
Watts Water Technologies, Inc., Class A	1,134	234,953

		12,879,368

Marine Transportation (0.1%)
Costamare, Inc.	1,629	25,608
Genco Shipping & Trading Ltd.	1,750	34,125
Golden Ocean Group Ltd.	5,398	72,225
Himalaya Shipping Ltd.	1,210	10,479
Matson, Inc.	1,408	200,809
Pangaea Logistics Solutions Ltd.	764	5,524
Safe Bulkers, Inc.	2,881	14,923

		363,693

Passenger Airlines (0.1%)
Allegiant Travel Co.	650	35,789
Blade Air Mobility, Inc.*	2,500	7,350
Frontier Group Holdings, Inc.(x)*	1,633	8,737
JetBlue Airways Corp.(x)*	12,679	83,174
Joby Aviation, Inc.(x)*	16,009	80,525
SkyWest, Inc.*	1,640	139,433
Spirit Airlines, Inc.(x)	4,522	10,853
Sun Country Airlines Holdings, Inc.*	1,545	17,319
Wheels Up Experience, Inc.(x)*	3,799	9,194

		392,374

Professional Services (1.2%)
Alight, Inc., Class A*	17,333	128,264
Asure Software, Inc.*	1,305	11,810
Barrett Business Services, Inc.	1,107	41,523
BlackSky Technology, Inc., Class A*	650	3,081
CBIZ, Inc.*	1,983	133,436
Conduent, Inc.*	6,674	26,896
CRA International, Inc.	276	48,388
CSG Systems International, Inc.	1,225	59,596
ExlService Holdings, Inc.*	6,506	248,204
Exponent, Inc.	2,042	235,402
First Advantage Corp.(x)*	2,209	43,849
FiscalNote Holdings, Inc.*	2,739	3,506
Forrester Research, Inc.*	473	8,519
Franklin Covey Co.*	446	18,344
Heidrick & Struggles International, Inc.	864	33,575
HireQuest, Inc.(x)	236	3,342
Huron Consulting Group, Inc.*	736	80,003
IBEX Holdings Ltd.*	394	7,872
ICF International, Inc.	772	128,762
Innodata, Inc.(x)*	1,110	18,615
Insperity, Inc.	1,486	130,768
Kelly Services, Inc., Class A	1,319	28,240
Kforce, Inc.	15,754	968,083
Korn Ferry	2,149	161,691
Legalzoom.com, Inc.*	5,153	32,721
Maximus, Inc.	2,525	235,229
Mistras Group, Inc.*	916	10,415
NV5 Global, Inc.*	591	55,247
Planet Labs PBC*	7,295	16,268
Resources Connection, Inc.	1,162	11,271
Spire Global, Inc.(x)*	945	9,440
Sterling Check Corp.(x)*	1,464	24,478
TriNet Group, Inc.	1,347	130,619
TrueBlue, Inc.*	1,319	10,407
TTEC Holdings, Inc.	825	4,843
Upwork, Inc.*	5,048	52,752
Verra Mobility Corp., Class A*	6,891	191,639
Willdan Group, Inc.*	598	24,488
WNS Holdings Ltd.*	1,824	96,143

		3,477,729

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	939	6,329
Applied Industrial Technologies, Inc.	1,536	342,728
Beacon Roofing Supply, Inc.*	2,636	227,829
BlueLinx Holdings, Inc.*	385	40,587
Boise Cascade Co.	1,639	231,066
Custom Truck One Source, Inc.*	2,461	8,490
Distribution Solutions Group, Inc.*	434	16,713
DNOW, Inc.*	4,158	53,763
DXP Enterprises, Inc.*	517	27,587
EVI Industries, Inc.	209	4,040
FTAI Aviation Ltd.	4,166	553,661
GATX Corp.	1,438	190,463
Global Industrial Co.	539	18,310
GMS, Inc.*	1,657	150,074
H&E Equipment Services, Inc.	1,314	63,966
Herc Holdings, Inc.	3,828	610,298
Hudson Technologies, Inc.*	1,790	14,929
Karat Packaging, Inc.	450	11,651
McGrath RentCorp	25,620	2,697,274
MRC Global, Inc.*	3,428	43,673
Rush Enterprises, Inc., Class A	2,518	133,026
Rush Enterprises, Inc., Class B	398	19,084
Titan Machinery, Inc.*	794	11,060
Transcat, Inc.*	367	44,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Lease Finance Corp.	125	$18,601
Xometry, Inc., Class A(x)*	1,782	32,735

		5,572,260

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	577	6,370

Total Industrials		59,707,160

Information Technology (10.3%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	3,192	18,929
Applied Optoelectronics, Inc.(x)*	1,567	22,424
Aviat Networks, Inc.*	434	9,387
Calix, Inc.*	2,433	94,376
Clearfield, Inc.*	535	20,844
CommScope Holding Co., Inc.*	8,487	51,856
Digi International, Inc.*	1,478	40,689
Extreme Networks, Inc.*	5,163	77,600
Harmonic, Inc.*	4,572	66,614
Infinera Corp.(x)*	8,122	54,823
Lumentum Holdings, Inc.*	11,039	699,652
NETGEAR, Inc.*	1,246	24,995
NetScout Systems, Inc.*	2,863	62,270
Ribbon Communications, Inc.*	3,750	12,187
Viasat, Inc.(x)*	5,140	61,372
Viavi Solutions, Inc.*	9,113	82,199

		1,400,217

Electronic Equipment, Instruments & Components (4.0%)
908 Devices, Inc.*	903	3,133
Advanced Energy Industries, Inc.	1,549	163,017
Aeva Technologies, Inc.(x)*	689	2,267
Arlo Technologies, Inc.*	3,939	47,701
Badger Meter, Inc.	1,191	260,126
Bel Fuse, Inc., Class A	83	8,253
Bel Fuse, Inc., Class B	428	33,602
Belden, Inc.	1,678	196,544
Benchmark Electronics, Inc.	39,162	1,735,660
Climb Global Solutions, Inc.	183	18,216
Coherent Corp.*	10,158	903,148
CTS Corp.	1,259	60,910
Daktronics, Inc.*	1,532	19,778
ePlus, Inc.*	1,089	107,092
Evolv Technologies Holdings, Inc.*	4,630	18,752
Fabrinet*	1,509	356,788
FARO Technologies, Inc.*	766	14,661
Insight Enterprises, Inc.*	1,155	248,775
Iteris, Inc.*	1,879	13,416
Itron, Inc.*	1,901	203,046
Kimball Electronics, Inc.*	964	17,844
Knowles Corp.*	207,064	3,733,364
Lightwave Logic, Inc.*	4,960	13,690
Methode Electronics, Inc.	1,805	21,588
MicroVision, Inc.(x)*	7,782	8,871
Mirion Technologies, Inc., Class A*	8,271	91,560
Napco Security Technologies, Inc.	1,492	60,366
nLight, Inc.*	1,820	19,456
Novanta, Inc.*	1,485	265,696
OSI Systems, Inc.*	625	94,894
Ouster, Inc.*	1,833	11,548
PAR Technology Corp.(x)*	1,525	79,422
PC Connection, Inc.	471	35,528
Plexus Corp.*	1,125	153,799
Powerfleet, Inc.*	3,833	19,165
Richardson Electronics Ltd.	526	6,491
Rogers Corp.*	796	89,956
Sanmina Corp.*	27,900	1,909,755
ScanSource, Inc.*	1,035	49,711
SmartRent, Inc., Class A*	7,548	13,058
TTM Technologies, Inc.*	4,178	76,248
Vishay Intertechnology, Inc.	5,351	101,187
Vishay Precision Group, Inc.*	431	11,163

		11,299,245

IT Services (0.3%)
Applied Digital Corp.(x)*	5,090	41,992
ASGN, Inc.*	1,868	174,154
Backblaze, Inc., Class A*	1,691	10,805
BigBear.ai Holdings, Inc.(x)*	4,984	7,277
BigCommerce Holdings, Inc.*	2,879	16,842
Core Scientific, Inc.(x)*	7,071	83,862
Couchbase, Inc.*	1,331	21,456
DigitalOcean Holdings, Inc.*	2,716	109,699
Fastly, Inc., Class A*	5,600	42,392
Grid Dynamics Holdings, Inc.*	2,299	32,186
Hackett Group, Inc. (The)	1,110	29,160
Information Services Group, Inc.	1,713	5,653
Perficient, Inc.*	1,436	108,389
Rackspace Technology, Inc.(x)*	2,744	6,723
Squarespace, Inc., Class A*	2,513	116,678
Thoughtworks Holding, Inc.*	4,073	18,003
Tucows, Inc., Class A*	330	6,894
Unisys Corp.*	2,884	16,381

		848,546

Semiconductors & Semiconductor Equipment (1.5%)
ACM Research, Inc., Class A*	2,198	44,619
Aehr Test Systems(x)*	1,138	14,623
Alpha & Omega Semiconductor Ltd.*	939	34,856
Ambarella, Inc.*	1,568	88,443
Axcelis Technologies, Inc.*	1,348	141,338
CEVA, Inc.*	955	23,063
Cohu, Inc.*	71,876	1,847,213
Credo Technology Group Holding Ltd.*	5,463	168,260
Diodes, Inc.*	1,932	123,822
Everspin Technologies, Inc.*	875	5,163
FormFactor, Inc.*	3,204	147,384
Ichor Holdings Ltd.*	1,379	43,866
Impinj, Inc.(x)*	936	202,663
indie Semiconductor, Inc., Class A(x)*	5,739	22,899
Kulicke & Soffa Industries, Inc.	2,086	94,141
MaxLinear, Inc., Class A*	3,353	48,552
Navitas Semiconductor Corp., Class A(x)*	5,813	14,242
NVE Corp.	198	15,814
PDF Solutions, Inc.*	1,249	39,568
Photronics, Inc.*	2,551	63,163
Power Integrations, Inc.	2,343	150,233
QuickLogic Corp.(x)*	625	4,794
Rambus, Inc.*	4,505	190,201
Rigetti Computing, Inc.(x)*	7,158	5,606
Semtech Corp.*	2,682	122,460
Silicon Laboratories, Inc.*	1,312	151,628
SiTime Corp.*	761	130,519
SkyWater Technology, Inc.(x)*	1,127	10,233
SMART Global Holdings, Inc.*	2,189	45,860
Synaptics, Inc.*	1,542	119,628
Ultra Clean Holdings, Inc.*	1,882	75,148
Veeco Instruments, Inc.*	2,355	78,021

		4,268,023

Software (3.9%)
8x8, Inc.*	4,741	9,672
A10 Networks, Inc.	2,934	42,367
ACI Worldwide, Inc.*	88,219	4,490,347
Adeia, Inc.	4,503	53,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Agilysys, Inc.*	937	$102,105
Alarm.com Holdings, Inc.*	1,898	103,764
Alkami Technology, Inc.*	1,823	57,497
Altair Engineering, Inc., Class A*	2,366	225,977
American Software, Inc., Class A	1,376	15,397
Amplitude, Inc., Class A*	3,318	29,762
Appian Corp., Class A*	1,671	57,048
Arteris, Inc.*	1,169	9,025
Asana, Inc., Class A*	3,318	38,456
AudioEye, Inc.*	243	5,553
Aurora Innovation, Inc., Class A*	38,231	226,328
AvePoint, Inc.*	5,376	63,275
Bit Digital, Inc.(x)*	5,071	17,799
Blackbaud, Inc.*	1,644	139,214
BlackLine, Inc.*	2,389	131,729
Blend Labs, Inc., Class A*	9,781	36,679
Box, Inc., Class A*	5,829	190,783
Braze, Inc., Class A*	2,715	87,803
C3.ai, Inc., Class A*	3,421	82,891
Cerence, Inc.(x)*	1,633	5,144
Cipher Mining, Inc.(x)*	7,313	28,301
Cleanspark, Inc.(x)*	9,388	87,684
Clear Secure, Inc., Class A	3,633	120,398
Clearwater Analytics Holdings, Inc., Class A*	6,216	156,954
CommVault Systems, Inc.*	1,807	278,007
Consensus Cloud Solutions, Inc.*	737	17,356
CS Disco, Inc.*	1,040	6,115
Daily Journal Corp.*	56	27,446
Dave, Inc.*	331	13,227
Digimarc Corp.(x)*	578	15,537
Digital Turbine, Inc.(x)*	4,132	12,685
Domo, Inc., Class B*	1,316	9,883
D-Wave Quantum, Inc.(x)*	5,503	5,409
E2open Parent Holdings, Inc.*	8,174	36,047
Enfusion, Inc., Class A*	2,003	19,008
Envestnet, Inc.*	2,021	126,555
EverCommerce, Inc.*	742	7,687
Freshworks, Inc., Class A*	8,636	99,141
Hut 8 Corp.*	3,397	41,647
iLearningEngines Holdings, Inc.(x)*	1,242	2,074
Instructure Holdings, Inc.*	986	23,220
Intapp, Inc.*	1,591	76,098
InterDigital, Inc.	1,047	148,287
Jamf Holding Corp.*	3,069	53,247
Kaltura, Inc.*	3,651	4,965
Life360, Inc.*	161	6,335
LiveRamp Holdings, Inc.*	2,761	68,418
MARA Holdings, Inc.(x)*	11,316	183,546
Matterport, Inc.*	11,037	49,666
Meridianlink, Inc.*	1,097	22,565
Mitek Systems, Inc.*	1,848	16,022
N-able, Inc.*	2,957	38,618
NCR Voyix Corp.*	6,022	81,719
NextNav, Inc.(x)*	3,178	23,803
Olo, Inc., Class A*	4,336	21,507
ON24, Inc.*	1,418	8,678
OneSpan, Inc.*	1,567	26,122
Ooma, Inc.*	1,003	11,424
Pagaya Technologies Ltd., Class A(x)*	2,130	22,514
PagerDuty, Inc.*	3,781	70,138
Porch Group, Inc.*	3,693	5,669
PowerSchool Holdings, Inc., Class A*	2,539	57,915
Progress Software Corp.	1,684	113,451
PROS Holdings, Inc.*	1,999	37,021
Q2 Holdings, Inc.*	2,435	194,240
Qualys, Inc.*	1,537	197,443
Rapid7, Inc.*	2,562	102,198
Red Violet, Inc.*	429	12,205
Rekor Systems, Inc.(x)*	3,667	4,327
ReposiTrak, Inc.(x)	497	9,180
Rimini Street, Inc.*	2,281	4,220
Riot Platforms, Inc.(x)*	12,010	89,114
Sapiens International Corp. NV	1,274	47,482
SEMrush Holdings, Inc., Class A*	1,501	23,581
Silvaco Group, Inc.*	361	5,162
SolarWinds Corp.	2,345	30,602
SoundHound AI, Inc., Class A(x)*	12,023	56,027
SoundThinking, Inc.*	440	5,100
Sprinklr, Inc., Class A*	5,248	40,567
Sprout Social, Inc., Class A*	2,044	59,419
SPS Commerce, Inc.*	1,540	299,022
Telos Corp.*	2,384	8,559
Tenable Holdings, Inc.*	4,880	197,738
Terawulf, Inc.(x)*	9,750	45,630
Varonis Systems, Inc.*	4,563	257,809
Verint Systems, Inc.*	2,411	61,071
Vertex, Inc., Class A*	2,246	86,493
Viant Technology, Inc., Class A*	614	6,797
Weave Communications, Inc.*	1,400	17,920
WM Technology, Inc.*	5,401	4,699
Workiva, Inc., Class A*	2,090	165,361
Xperi, Inc.*	1,850	17,094
Yext, Inc.*	4,338	30,019
Zeta Global Holdings Corp., Class A*	7,316	218,236
Zuora, Inc., Class A*	6,072	52,341

		10,854,011

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A(x)	1,162	16,291
Corsair Gaming, Inc.*	1,239	8,623
CPI Card Group, Inc.*	187	5,204
Diebold Nixdorf, Inc.*	1,071	47,831
Eastman Kodak Co.*	2,333	11,012
Immersion Corp.	1,658	14,789
IonQ, Inc.(x)*	8,405	73,460
Turtle Beach Corp.*	714	10,953
Xerox Holdings Corp.(x)	4,815	49,980

		238,143

Total Information Technology		28,908,185

Materials (5.2%)
Chemicals (3.3%)
AdvanSix, Inc.	1,049	31,869
American Vanguard Corp.	1,172	6,212
Arcadium Lithium plc*	44,851	127,825
Arq, Inc.*	1,204	7,067
Ashland, Inc.	2,024	176,027
ASP Isotopes, Inc.(x)*	2,098	5,832
Aspen Aerogels, Inc.*	2,243	62,109
Avient Corp.	46,390	2,334,345
Balchem Corp.	1,307	230,032
Cabot Corp.	2,177	243,323
Core Molding Technologies, Inc.*	341	5,869
Ecovyst, Inc.*	4,930	33,770
Elementis plc	1,342,387	2,921,779
Hawkins, Inc.	800	101,976
HB Fuller Co.	2,266	179,875
Ingevity Corp.*	1,507	58,773
Innospec, Inc.	1,032	116,709
Intrepid Potash, Inc.*	272	6,528
Koppers Holdings, Inc.	847	30,941
Kronos Worldwide, Inc.	966	12,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
LSB Industries, Inc.*	2,755	$22,150
Mativ Holdings, Inc.	2,211	37,565
Minerals Technologies, Inc.	1,329	102,639
Northern Technologies International Corp.(x)	409	5,027
Olin Corp.	17,763	852,269
Orion SA	2,243	39,948
Perimeter Solutions SA*	5,539	74,499
PureCycle Technologies, Inc.(x)*	5,102	48,469
Quaker Chemical Corp.	579	97,556
Rayonier Advanced Materials, Inc.*	2,704	23,146
Sensient Technologies Corp.	1,744	139,904
Stepan Co.	884	68,289
Tronox Holdings plc	70,346	1,029,162
Valhi, Inc.	115	3,837

		9,237,348

Construction Materials (0.1%)
Knife River Corp.*	2,270	202,915
Smith-Midland Corp.*	231	7,713
Summit Materials, Inc., Class A*	5,012	195,618
United States Lime & Minerals, Inc.	445	43,459

		449,705

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	6,121	23,076
Greif, Inc., Class A	1,061	66,482
Greif, Inc., Class B	118	8,240
Myers Industries, Inc.	1,413	19,528
O-I Glass, Inc.*	6,411	84,112
Pactiv Evergreen, Inc.	2,108	24,263
Ranpak Holdings Corp., Class A*	1,818	11,872
TriMas Corp.	1,841	47,001

		284,574

Metals & Mining (1.3%)
Alpha Metallurgical Resources, Inc.	455	107,462
Arch Resources, Inc.	727	100,442
Caledonia Mining Corp. plc	722	10,801
Carpenter Technology Corp.	1,970	314,373
Century Aluminum Co.*	2,139	34,716
Coeur Mining, Inc.*	16,352	112,502
Commercial Metals Co.	27,414	1,506,673
Compass Minerals International, Inc.	1,383	16,624
Constellium SE*	5,360	87,154
Contango ORE, Inc.*	591	11,383
Dakota Gold Corp.*	2,064	4,871
Haynes International, Inc.	504	30,008
Hecla Mining Co.	24,740	165,016
i-80 Gold Corp.*	8,497	9,856
Ivanhoe Electric, Inc.(x)*	3,541	29,957
Kaiser Aluminum Corp.	694	50,329
Lifezone Metals Ltd.(x)*	1,547	10,829
Materion Corp.	852	95,305
Metallus, Inc.*	1,766	26,190
Metals Acquisition Ltd., Class A*	1,806	25,013
Novagold Resources, Inc.*	9,788	40,131
Olympic Steel, Inc.	367	14,313
Perpetua Resources Corp.*	1,661	15,530
Piedmont Lithium, Inc.(x)*	773	6,903
Radius Recycling, Inc.	1,040	19,282
Ramaco Resources, Inc., Class A(x)	1,217	14,239
Ramaco Resources, Inc., Class B	200	2,152
Ryerson Holding Corp.	28,167	560,805
SSR Mining, Inc.	8,597	48,831
SunCoke Energy, Inc.	3,378	29,321
Tredegar Corp.*	1,302	9,491
Universal Stainless & Alloy Products, Inc.*	369	14,254
Warrior Met Coal, Inc.	2,146	137,129
Worthington Steel, Inc.	1,347	45,811

		3,707,696

Paper & Forest Products (0.4%)
Clearwater Paper Corp.*	694	19,807
Louisiana-Pacific Corp.	8,756	940,920
Sylvamo Corp.	1,456	124,997

		1,085,724

Total Materials		14,765,047

Real Estate (4.7%)
Diversified REITs (0.8%)
Alexander & Baldwin, Inc. (REIT)	83,748	1,607,961
Alpine Income Property Trust, Inc. (REIT)	573	10,429
American Assets Trust, Inc. (REIT)	1,942	51,890
Armada Hoffler Properties, Inc. (REIT)	2,784	30,151
Broadstone Net Lease, Inc. (REIT)	7,807	147,943
CTO Realty Growth, Inc. (REIT)	967	18,392
Empire State Realty Trust, Inc. (REIT), Class A	6,058	67,123
Essential Properties Realty Trust, Inc. (REIT)	7,432	253,803
Gladstone Commercial Corp. (REIT)	1,392	22,606
Global Net Lease, Inc. (REIT)	8,310	69,970
NexPoint Diversified Real Estate Trust (REIT)	1,439	8,994
One Liberty Properties, Inc. (REIT)	714	19,663

		2,308,925

Health Care REITs (0.3%)
American Healthcare REIT, Inc. (REIT)	3,467	90,489
CareTrust REIT, Inc. (REIT)	5,783	178,463
Community Healthcare Trust, Inc. (REIT)	1,123	20,382
Diversified Healthcare Trust (REIT)	9,040	37,878
Global Medical REIT, Inc. (REIT)	2,135	21,158
LTC Properties, Inc. (REIT)	1,778	65,235
National Health Investors, Inc. (REIT)	1,732	145,592
Sabra Health Care REIT, Inc. (REIT)	9,578	178,246
Strawberry Fields REIT, Inc. (REIT)(x)	241	3,058
Universal Health Realty Income Trust (REIT)	532	24,339

		764,840

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	9,435	140,110
Braemar Hotels & Resorts, Inc. (REIT)	2,943	9,094
Chatham Lodging Trust (REIT)	2,227	18,974
DiamondRock Hospitality Co. (REIT)	8,914	77,819
Pebblebrook Hotel Trust (REIT)	5,059	66,931
RLJ Lodging Trust (REIT)	6,468	59,376
Ryman Hospitality Properties, Inc. (REIT)	2,427	260,271
Service Properties Trust (REIT)	6,604	30,114
Summit Hotel Properties, Inc. (REIT)	4,395	30,150
Sunstone Hotel Investors, Inc. (REIT)	36,812	379,900
Xenia Hotels & Resorts, Inc. (REIT)	4,220	62,329

		1,135,068

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	2,766	13,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Innovative Industrial Properties, Inc. (REIT)	1,166	$156,944
LXP Industrial Trust (REIT)	12,030	120,901
Plymouth Industrial REIT, Inc. (REIT)	1,660	37,516
STAG Industrial, Inc. (REIT)	3,518	137,519
Terreno Realty Corp. (REIT)	3,954	264,246

		730,292

Office REITs (1.0%)
Brandywine Realty Trust (REIT)	7,032	38,254
City Office REIT, Inc. (REIT)	1,704	9,951
COPT Defense Properties (REIT)	4,660	141,338
Douglas Emmett, Inc. (REIT)	3,777	66,362
Easterly Government Properties, Inc. (REIT), Class A	4,018	54,564
Equity Commonwealth (REIT)*	4,481	89,172
Franklin Street Properties Corp. (REIT)	4,251	7,524
Highwoods Properties, Inc. (REIT)	59,168	1,982,720
Hudson Pacific Properties, Inc. (REIT)	5,345	25,549
JBG SMITH Properties (REIT)	3,643	63,680
NET Lease Office Properties (REIT)(x)	629	19,260
Orion Office REIT, Inc. (REIT)	2,521	10,084
Paramount Group, Inc. (REIT)	7,636	37,569
Peakstone Realty Trust (REIT)(x)	1,420	19,355
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,110	51,611
Postal Realty Trust, Inc. (REIT), Class A	804	11,771
SL Green Realty Corp. (REIT)(x)	2,750	191,427

		2,820,191

Real Estate Management & Development (0.7%)
Anywhere Real Estate, Inc.*	3,350	17,018
Colliers International Group, Inc.	7,825	1,187,913
Compass, Inc., Class A*	16,290	99,532
Cushman & Wakefield plc*	6,741	91,880
DigitalBridge Group, Inc.	6,579	92,961
eXp World Holdings, Inc.(x)	3,431	48,343
Forestar Group, Inc.*	787	25,475
FRP Holdings, Inc.*	550	16,423
Kennedy-Wilson Holdings, Inc.	4,771	52,720
Marcus & Millichap, Inc.	971	38,481
Maui Land & Pineapple Co., Inc.*	332	7,453
Newmark Group, Inc., Class A	5,786	89,857
Opendoor Technologies, Inc.*	26,251	52,502
RE/MAX Holdings, Inc., Class A*	778	9,686
Real Brokerage, Inc. (The)*	4,031	22,372
Redfin Corp.*	4,853	60,808
RMR Group, Inc. (The), Class A	674	17,106
St Joe Co. (The)	1,492	86,999
Star Holdings*	492	6,809
Stratus Properties, Inc.*	244	6,342
Tejon Ranch Co.*	924	16,216
Transcontinental Realty Investors, Inc.*	56	1,612

		2,048,508

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	5,907	53,399
BRT Apartments Corp. (REIT)	500	8,790
Centerspace (REIT)	623	43,903
Clipper Realty, Inc. (REIT)	606	3,454
Elme Communities (REIT)	3,643	64,081
Independence Realty Trust, Inc. (REIT)	9,354	191,757
NexPoint Residential Trust, Inc. (REIT)	937	41,237
UMH Properties, Inc. (REIT)	2,712	53,345
Veris Residential, Inc. (REIT)	3,249	58,027

		517,993

Retail REITs (0.9%)
Acadia Realty Trust (REIT)	4,281	100,518
Alexander’s, Inc. (REIT)	93	22,540
CBL & Associates Properties, Inc. (REIT)(x)	929	23,411
Getty Realty Corp. (REIT)	2,048	65,147
InvenTrust Properties Corp. (REIT)	2,820	80,003
Kite Realty Group Trust (REIT)	46,108	1,224,629
Macerich Co. (The) (REIT)	8,968	163,576
NETSTREIT Corp. (REIT)(x)	3,124	51,640
Phillips Edison & Co., Inc. (REIT)	5,245	197,789
Retail Opportunity Investments Corp. (REIT)	5,130	80,695
Saul Centers, Inc. (REIT)	563	23,623
SITE Centers Corp. (REIT)	2,055	124,328
Tanger, Inc. (REIT)	4,407	146,224
Urban Edge Properties (REIT)	5,211	111,463
Whitestone REIT (REIT)	2,031	27,479

		2,443,065

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	1,921	20,075
Four Corners Property Trust, Inc. (REIT)	3,797	111,290
Gladstone Land Corp. (REIT)	1,411	19,613
Outfront Media, Inc. (REIT)	6,126	112,596
PotlatchDeltic Corp. (REIT)	3,288	148,124
Safehold, Inc. (REIT)	2,143	56,211
Uniti Group, Inc. (REIT)	9,705	54,736

		522,645

Total Real Estate		13,291,527

Utilities (1.9%)
Electric Utilities (0.7%)
ALLETE, Inc.	2,404	154,313
Genie Energy Ltd., Class B	534	8,678
Hawaiian Electric Industries, Inc.*	6,953	67,305
IDACORP, Inc.	10,415	1,073,682
MGE Energy, Inc.	1,509	137,998
Otter Tail Corp.	1,712	133,810
Portland General Electric Co.	4,207	201,515
TXNM Energy, Inc.	3,727	163,131

		1,940,432

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	4,838	210,114
Chesapeake Utilities Corp.	915	113,616
New Jersey Resources Corp.	3,953	186,582
Northwest Natural Holding Co.	1,570	64,087
ONE Gas, Inc.	2,331	173,473
RGC Resources, Inc.	352	7,945
Southwest Gas Holdings, Inc.	2,521	185,949
Spire, Inc.	2,412	162,303

		1,104,069

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	2,629	8,360
Montauk Renewables, Inc.*	2,861	14,906
Ormat Technologies, Inc.	2,162	166,344
Sunnova Energy International, Inc.(x)*	4,376	42,622

		232,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.6%)
Avista Corp.	3,102	$120,203
Black Hills Corp.	21,175	1,294,216
Northwestern Energy Group, Inc.	2,552	146,025
Unitil Corp.	669	40,528

		1,600,972

Water Utilities (0.1%)
American States Water Co.	1,543	128,517
Cadiz, Inc.(x)*	1,784	5,406
California Water Service Group	2,396	129,911
Consolidated Water Co. Ltd.	608	15,328
Global Water Resources, Inc.	500	6,295
Middlesex Water Co.	717	46,777
Pure Cycle Corp.*	795	8,562
SJW Group	1,438	83,562
York Water Co. (The)	440	16,482

		440,840

Total Utilities		5,318,545

Total Common Stocks (89.9%) (Cost $191,508,174)		253,406,001

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Empire Petroleum Corp., expiring 10/16/24*	371	5

Total Energy		5

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Chinook Therapeutics, Inc., CVR *	2,552	1,276
Icosavax, Inc., CVR *	1,211	363
Inhibrx, Inc., CVR(r)*	1,372	666

Total Health Care		2,305

Total Rights (0.0%)† (Cost $1,694)		2,310

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29(x)*	152	497

Total Health Care		497

Total Warrants (0.0%)† (Cost $—)		497

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	3,823,120	3,823,120
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	17,475,920	17,486,405

Total Investment Companies		22,909,525

Total Short-Term Investments (8.1%) (Cost $22,903,737)		22,909,525

Total Investments in Securities (98.0%) (Cost $214,413,605)		276,318,333
Other Assets Less Liabilities (2.0%)		5,775,601

Net Assets (100%)		$282,093,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $70,148 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $6,650,286. This was collateralized by $1,546,108 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/15/24 – 5/15/54 and by cash of $5,423,647 of which $5,423,120 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	1,107	97,826	10,785	(10,702)	4,724	23,532	126,165	753	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	3,935	53,132	5,434	—	—	(2,453)	56,113	2,843	—

Total		150,958	16,219	(10,702)	4,724	21,079	182,278	3,596	—

**	Not affiliated at September 30, 2024.

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	241	12/2024	USD	27,102,860	784,629

					784,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$4,758,265	$—	$—		$4,758,265
Consumer Discretionary	28,613,264	1,687,736	—	(a)	30,301,000
Consumer Staples	3,065,155	1,106,654	—		4,171,809
Energy	9,810,600	2,691,974	—		12,502,574
Financials	58,790,180	—	—		58,790,180
Health Care	20,889,254	—	2,455		20,891,709
Industrials	50,415,192	9,291,968	—		59,707,160
Information Technology	28,908,185	—	—		28,908,185
Materials	11,843,268	2,921,779	—		14,765,047
Real Estate	13,291,527	—	—		13,291,527
Utilities	5,318,545	—	—		5,318,545
Futures	784,629	—	—		784,629
Rights
Energy	—	5	—		5
Health Care	—	1,639	666		2,305
Short-Term Investments
Investment Companies	22,909,525	—	—		22,909,525
Warrants
Health Care	—	497	—		497

Total Assets	$259,397,589	$17,702,252	$3,121		$277,102,962

Total Liabilities	$—	$—	$—		$—

Total	$259,397,589	$17,702,252	$3,121		$277,102,962

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,200,655
Aggregate gross unrealized depreciation	(21,014,331)

Net unrealized appreciation	$60,186,324

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,916,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.9%)
Ampol Ltd.	6,434	$135,802
ANZ Group Holdings Ltd.	75,942	1,600,276
APA Group	31,283	167,829
Aristocrat Leisure Ltd.	14,576	590,519
ASX Ltd.	5,166	228,327
BHP Group Ltd.	127,269	4,043,902
BlueScope Steel Ltd.	10,906	167,385
Brambles Ltd.	35,633	468,802
CAR Group Ltd.	9,170	237,484
Cochlear Ltd.	1,659	323,543
Coles Group Ltd.	34,526	431,084
Commonwealth Bank of Australia	42,266	3,956,177
Computershare Ltd.	13,019	227,447
Dexus (REIT)	26,630	139,553
Endeavour Group Ltd.	39,880	138,407
Fortescue Ltd.	43,339	619,623
Glencore plc	261,867	1,497,391
Goodman Group (REIT)	43,160	1,103,732
GPT Group (The) (REIT)	45,997	158,364
Insurance Australia Group Ltd.	59,727	303,911
Lottery Corp. Ltd. (The)	56,302	199,293
Macquarie Group Ltd.	9,187	1,475,882
Medibank Pvt Ltd.	66,367	167,472
Mineral Resources Ltd.	4,430	159,382
Mirvac Group (REIT)	109,125	162,204
National Australia Bank Ltd.	77,474	2,000,528
Northern Star Resources Ltd.	29,126	321,576
Orica Ltd.	12,051	154,548
Origin Energy Ltd.	42,041	290,941
Pilbara Minerals Ltd.(x)*	69,371	156,828
Pro Medicus Ltd.	1,448	178,442
Qantas Airways Ltd.*	19,047	97,708
QBE Insurance Group Ltd.	38,455	439,730
Ramsay Health Care Ltd.	4,747	136,590
REA Group Ltd.(x)	1,263	175,508
Reece Ltd.	5,262	103,680
Rio Tinto Ltd.	9,261	826,767
Rio Tinto plc	28,464	2,016,531
Santos Ltd.	82,343	399,633
Scentre Group (REIT)	128,405	324,021
SEEK Ltd.(x)	9,150	157,197
Seven Group Holdings Ltd.	4,999	148,196
Sonic Healthcare Ltd.	11,311	212,935
South32 Ltd.	111,580	290,821
Stockland (REIT)	58,663	212,517
Suncorp Group Ltd.	32,271	403,598
Telstra Group Ltd.	97,970	262,798
Transurban Group	77,230	701,050
Treasury Wine Estates Ltd.	19,570	162,357
Vicinity Ltd. (REIT)	105,610	161,360
Washington H Soul Pattinson & Co. Ltd.(x)	5,605	134,657
Wesfarmers Ltd.	28,654	1,395,214
Westpac Banking Corp.	86,630	1,899,763
WiseTech Global Ltd.	4,186	397,027
Woodside Energy Group Ltd.	47,512	827,755
Woolworths Group Ltd.	30,905	711,493

		34,405,560

Austria (0.1%)
Erste Group Bank AG	8,317	455,960
Mondi plc	11,547	219,371
OMV AG	3,620	154,576
Verbund AG	1,629	135,092
voestalpine AG	2,964	77,139

		1,042,138

Belgium (0.2%)
Ageas SA/NV	4,003	213,529
Anheuser-Busch InBev SA/NV	22,690	1,499,783
D’ieteren Group	520	109,921
Elia Group SA/NV	688	78,652
Groupe Bruxelles Lambert NV	2,192	170,680
KBC Group NV	5,775	459,119
Lotus Bakeries NV	11	147,426
Sofina SA	382	107,837
Syensqo SA(r)	1,927	170,767
UCB SA	3,140	566,237
Warehouses De Pauw CVA (REIT)	4,655	124,050

		3,648,001

Brazil (1.2%)
Itau Unibanco Holding SA (Preference)(q)	661,017	4,403,383
Localiza Rent a Car SA*	359,327	2,720,825
NU Holdings Ltd., Class A*	122,559	1,672,930
Raia Drogasil SA	599,484	2,820,415
Rede D’Or Sao Luiz SA(m)*	207,164	1,181,143
Vale SA	150,242	1,755,954
WEG SA	591,566	5,931,188
Yara International ASA	4,355	137,877

		20,623,715

Burkina Faso (0.0%)†
Endeavour Mining plc	5,020	118,861

Canada (0.1%)
Canadian Pacific Kansas City Ltd.	19,397	1,659,219

Chile (0.2%)
Antofagasta plc	125,817	3,386,088

China (3.9%)
Airtac International Group	45,109	1,301,392
Alibaba Group Holding Ltd.	575,800	8,147,572
Baidu, Inc. (ADR)*	7,277	766,195
Bank of Ningbo Co. Ltd., Class A	296,300	1,085,348
BOC Hong Kong Holdings Ltd.	94,000	301,086
BYD Co. Ltd., Class H	111,500	4,070,531
China Construction Bank Corp., Class H	6,852,420	5,183,047
China Merchants Bank Co. Ltd., Class H	639,500	3,171,238
China Resources Beer Holdings Co. Ltd.	188,500	824,431
JD.com, Inc., Class A	47,354	1,017,881
JD.com, Inc. (ADR)	185,804	7,432,160
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	211,004	1,572,884
KE Holdings, Inc. (ADR)	36,927	735,217
Kweichow Moutai Co. Ltd., Class A	9,047	2,253,981
Meituan, Class B(m)*	81,080	1,793,932
NARI Technology Co. Ltd., Class A	431,240	1,700,718
NetEase, Inc.	83,500	1,616,541
NXP Semiconductors NV	2,374	569,784
Ping An Insurance Group Co. of China Ltd., Class H	212,000	1,367,636
Postal Savings Bank of China Co. Ltd., Class H(m)	1,737,000	1,039,003
Prosus NV	35,795	1,564,323
Proya Cosmetics Co. Ltd., Class A	68,332	1,072,201
Shenzhen Inovance Technology Co. Ltd., Class A	184,300	1,640,446
SITC International Holdings Co. Ltd.	37,000	99,950
Tencent Holdings Ltd.	260,100	14,875,571
Trip.com Group Ltd. (ADR)*	47,720	2,836,000
Wharf Holdings Ltd. (The)	28,000	79,960
Wilmar International Ltd.	52,600	137,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Yum China Holdings, Inc.	24,335	$1,095,562

		69,351,692

Denmark (1.4%)
AP Moller - Maersk A/S, Class A(x)	78	126,379
AP Moller - Maersk A/S, Class B(x)	117	196,731
Carlsberg A/S, Class B	2,463	293,358
Coloplast A/S, Class B(x)	3,165	413,552
Danske Bank A/S	17,187	517,159
Demant A/S*	2,617	102,233
DSV A/S	4,348	897,643
Genmab A/S*	1,581	382,469
Novo Nordisk A/S, Class B	171,872	20,193,815
Novonesis (Novozymes) B	8,866	638,416
Orsted A/S(m)*	4,648	309,008
Pandora A/S	2,067	340,305
ROCKWOOL A/S, Class B	254	119,252
Tryg A/S(x)	8,896	210,957
Vestas Wind Systems A/S*	25,319	559,006
Zealand Pharma A/S*	1,608	195,220

		25,495,503

Finland (0.3%)
Elisa OYJ	3,659	193,957
Fortum OYJ	10,998	181,127
Kesko OYJ, Class B	6,590	140,588
Kone OYJ, Class B	8,510	508,695
Metso OYJ	15,106	161,426
Neste OYJ	10,510	203,917
Nokia OYJ	132,809	580,110
Nordea Bank Abp	79,685	939,347
Orion OYJ, Class B	3,005	164,642
Sampo OYJ, Class A	12,612	588,236
Stora Enso OYJ, Class R	14,171	181,406
UPM-Kymmene OYJ	13,424	449,334
Wartsila OYJ Abp	12,700	284,154

		4,576,939

France (3.4%)
Accor SA	4,661	202,347
Aeroports de Paris SA	913	117,180
Air Liquide SA	14,576	2,811,191
Airbus SE	66,426	9,702,683
Alstom SA*	8,968	186,028
Amundi SA(m)	1,552	115,836
Arkema SA	1,458	138,764
AXA SA	45,859	1,762,686
BioMerieux	1,089	130,435
BNP Paribas SA	25,606	1,754,379
Bollore SE	19,284	128,474
Bouygues SA	4,968	166,236
Bureau Veritas SA	8,292	274,877
Capgemini SE	3,923	846,958
Carrefour SA	13,155	224,192
Cie de Saint-Gobain SA	11,510	1,047,026
Cie Generale des Etablissements Michelin SCA	16,875	684,879
Covivio SA (REIT)	1,249	75,842
Credit Agricole SA	26,102	398,786
Danone SA	16,259	1,182,569
Dassault Aviation SA	538	110,792
Dassault Systemes SE	42,053	1,667,887
Edenred SE	6,189	234,373
Eiffage SA	1,792	172,826
Engie SA	46,290	799,452
EssilorLuxottica SA	17,483	4,137,451
Eurazeo SE	1,240	101,798
Gecina SA (REIT)	1,246	143,414
Getlink SE	7,331	130,731
Hermes International SCA	791	1,942,387
Ipsen SA	998	122,757
Kering SA	1,880	537,516
Klepierre SA (REIT)	5,507	180,471
La Francaise des Jeux SAEM(m)	2,399	98,646
Legrand SA	6,667	766,628
L’Oreal SA	6,026	2,696,888
LVMH Moet Hennessy Louis Vuitton SE	18,352	14,065,042
Orange SA	47,787	547,101
Pernod Ricard SA	5,105	770,565
Publicis Groupe SA	5,743	627,775
Renault SA	4,971	215,750
Rexel SA	5,778	167,033
Safran SA	8,631	2,028,164
Sartorius Stedim Biotech	723	151,103
SEB SA	566	64,579
Societe Generale SA	18,362	456,826
Sodexo SA	2,298	188,398
Teleperformance SE	1,376	142,448
Thales SA	2,374	376,705
TotalEnergies SE	54,243	3,532,265
Unibail-Rodamco-Westfield (REIT)	2,894	253,206
Veolia Environnement SA	17,002	558,689
Vinci SA	12,471	1,456,926
Vivendi SE	18,830	217,571

		61,615,531

Germany (2.8%)
adidas AG	4,091	1,083,372
Allianz SE (Registered)(x)	15,022	4,932,913
BASF SE	22,537	1,193,015
Bayer AG (Registered)	24,545	828,548
Bayerische Motoren Werke AG	7,979	703,263
Bayerische Motoren Werke AG (Preference)(q)	1,503	124,309
Bechtle AG	2,040	91,106
Beiersdorf AG	2,604	391,752
Brenntag SE	3,240	241,570
Carl Zeiss Meditec AG	1,094	86,645
Commerzbank AG	25,336	466,051
Continental AG	2,680	173,446
Covestro AG(m)*	4,680	291,422
CTS Eventim AG & Co. KGaA	1,574	163,558
Daimler Truck Holding AG	12,423	465,058
Deutsche Bank AG (Registered)	48,169	830,992
Deutsche Boerse AG	4,760	1,116,414
Deutsche Lufthansa AG (Registered)	14,228	104,213
Deutsche Post AG	25,030	1,115,322
Deutsche Telekom AG (Registered)	87,823	2,579,891
Dr Ing hc F Porsche AG (Preference)(m)(q)	2,829	225,161
E.ON SE	56,691	842,775
Evonik Industries AG	6,490	151,711
Fresenius Medical Care AG	5,097	216,680
Fresenius SE & Co. KGaA*	10,429	397,377
GEA Group AG	3,718	181,937
Hannover Rueck SE	1,542	439,590
Heidelberg Materials AG	3,474	377,427
Henkel AG & Co. KGaA	2,618	222,501
Henkel AG & Co. KGaA (Preference)(q)	4,347	408,400
Infineon Technologies AG	32,976	1,154,810
Knorr-Bremse AG	1,921	170,748
LEG Immobilien SE	1,822	190,201
Mercedes-Benz Group AG	18,842	1,217,329
Merck KGaA	3,295	579,517
MTU Aero Engines AG	1,375	428,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	3,365	$1,851,524
Nemetschek SE	1,515	156,837
Porsche Automobil Holding SE (Preference)(q)	3,771	172,441
Puma SE	2,652	110,703
Rational AG	126	128,335
Rheinmetall AG	1,100	595,580
RWE AG	16,085	585,136
SAP SE	68,847	15,664,611
Sartorius AG (Preference)(q)	622	174,618
Scout24 SE(m)	1,825	156,933
Siemens AG (Registered)	19,074	3,850,251
Siemens Energy AG*	15,117	556,485
Siemens Healthineers AG(m)	6,987	418,900
Symrise AG, Class A	3,412	471,340
Talanx AG	1,729	145,503
Volkswagen AG (Preference)(q)	5,117	542,030
Vonovia SE	18,794	684,729
Zalando SE(m)*	5,735	189,092

		50,642,635

Hong Kong (0.5%)
AIA Group Ltd.	280,400	2,512,251
CK Asset Holdings Ltd.	50,264	221,130
CK Infrastructure Holdings Ltd.	17,500	119,760
CLP Holdings Ltd.	42,000	371,978
Futu Holdings Ltd. (ADR)*	1,340	128,171
Hang Seng Bank Ltd.	19,100	240,167
Henderson Land Development Co. Ltd.	39,474	125,929
HKT Trust & HKT Ltd.	101,260	129,606
Hong Kong & China Gas Co. Ltd.	279,856	230,398
Hong Kong Exchanges & Clearing Ltd.	30,028	1,260,011
Hongkong Land Holdings Ltd.	26,200	96,154
Jardine Matheson Holdings Ltd. (London Stock Exchange)	3,600	140,400
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	600	23,436
Link REIT (REIT)	65,500	330,708
MTR Corp. Ltd.	38,500	145,356
Power Assets Holdings Ltd.	34,500	221,010
Prudential plc	68,677	637,766
Sino Land Co. Ltd.	93,001	102,047
Sun Hung Kai Properties Ltd.	37,500	412,682
Swire Pacific Ltd., Class A	10,000	85,415
Techtronic Industries Co. Ltd.	35,500	539,314
WH Group Ltd.(m)	197,966	156,868
Wharf Real Estate Investment Co. Ltd.	43,100	152,466

		8,383,023

India (5.0%)
Axis Bank Ltd.	131,926	1,939,819
Bajaj Auto Ltd.	31,601	4,655,591
Bajaj Finance Ltd.	26,423	2,428,799
CG Power & Industrial Solutions Ltd.	116,276	1,053,198
Coforge Ltd.	5,406	452,630
Delhivery Ltd.*	274,367	1,391,459
DLF Ltd.	1,329,746	14,204,109
HDFC Asset Management Co. Ltd.(m)	44,428	2,279,313
HDFC Bank Ltd.	266,112	5,500,148
Hindalco Industries Ltd.	287,061	2,590,361
Hitachi Energy India Ltd.	13,184	2,288,334
ICICI Bank Ltd.	448,227	6,808,884
ICICI Bank Ltd. (ADR)	143,866	4,294,400
IDFC First Bank Ltd.*	716,607	635,787
Infosys Ltd.	162,994	3,648,055
Infosys Ltd. (ADR)(x)	57,962	1,290,814
Larsen & Toubro Ltd.	60,609	2,658,330
Macrotech Developers Ltd.(m)	140,845	2,074,660
Mahindra & Mahindra Ltd.	210,707	7,781,711
MakeMyTrip Ltd.*	19,016	1,767,537
Max Healthcare Institute Ltd.	196,304	2,309,114
Pidilite Industries Ltd.	56,188	2,252,448
Reliance Industries Ltd.	170,665	6,014,222
Samvardhana Motherson International Ltd.	559,984	1,412,569
Star Health & Allied Insurance Co. Ltd.*	201,484	1,459,655
State Bank of India	456,398	4,291,057
United Breweries Ltd.	65,575	1,702,303

		89,185,307

Indonesia (0.5%)
Bank Central Asia Tbk. PT	4,039,100	2,754,538
Bank Mandiri Persero Tbk. PT	4,717,600	2,157,819
Bank Rakyat Indonesia Persero Tbk. PT	5,321,000	1,739,693
Cisarua Mountain Dairy PT Tbk.	4,149,100	1,548,376

		8,200,426

Ireland (0.2%)
Accenture plc, Class A	5,913	2,090,127
AerCap Holdings NV	4,881	462,328
AIB Group plc	42,924	245,832
Bank of Ireland Group plc	26,896	300,291
Kerry Group plc, Class A	4,071	422,122
Kingspan Group plc	3,879	364,216
TE Connectivity plc	2,825	426,547

		4,311,463

Israel (0.3%)
Azrieli Group Ltd.	972	67,635
Bank Hapoalim BM	31,800	318,094
Bank Leumi Le-Israel BM	39,041	381,623
Check Point Software Technologies Ltd.*	2,231	430,159
Elbit Systems Ltd.	703	139,699
Global-e Online Ltd.*	2,358	90,642
ICL Group Ltd.	21,227	90,422
Israel Discount Bank Ltd., Class A	32,262	180,440
Mizrahi Tefahot Bank Ltd.	3,575	139,532
Nice Ltd.*	1,613	280,725
Nice Ltd. (ADR)(x)*	14,919	2,590,983
Teva Pharmaceutical Industries Ltd. (ADR)*	27,852	501,893
Wix.com Ltd.*	1,399	233,871

		5,445,718

Italy (0.8%)
Amplifon SpA	3,278	94,178
Banco BPM SpA	31,041	209,324
Brunello Cucinelli SpA	22,040	2,373,648
Coca-Cola HBC AG	5,312	189,194
Davide Campari-Milano NV	16,216	137,186
DiaSorin SpA	539	62,939
Enel SpA	205,374	1,640,291
Eni SpA	57,847	881,017
Ferrari NV	4,326	2,021,060
FinecoBank Banca Fineco SpA	15,929	272,620
Generali	25,998	750,984
Infrastrutture Wireless Italiane SpA(m)	8,799	108,230
Intesa Sanpaolo SpA	369,326	1,577,655
Leonardo SpA	9,832	219,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mediobanca Banca di Credito Finanziario SpA	13,332	$227,431
Moncler SpA	14,552	923,642
Nexi SpA(m)*	15,168	102,859
Poste Italiane SpA(m)	11,470	160,747
Prysmian SpA	6,441	467,471
Recordati Industria Chimica e Farmaceutica SpA	2,443	138,147
Snam SpA	50,504	256,975
Telecom Italia SpA(x)*	277,848	77,167
Terna - Rete Elettrica Nazionale	36,117	325,167
UniCredit SpA	37,068	1,624,288

		14,841,329

Japan (6.2%)
Advantest Corp.	19,500	914,590
Aeon Co. Ltd.	16,700	453,041
AGC, Inc.	4,700	151,963
Aisin Corp.	13,500	148,127
Ajinomoto Co., Inc.	12,000	463,051
ANA Holdings, Inc.	4,400	93,954
Asahi Group Holdings Ltd.	36,900	482,287
Asahi Kasei Corp.	32,600	245,421
Asics Corp.	16,400	342,434
Astellas Pharma, Inc.(x)	45,500	521,402
Bandai Namco Holdings, Inc.	15,400	351,020
Bridgestone Corp.	14,500	554,879
Brother Industries Ltd.(x)	5,500	106,384
Canon, Inc.	23,500	768,972
Capcom Co. Ltd.	67,900	1,572,247
Central Japan Railway Co.	19,800	456,960
Chiba Bank Ltd. (The)	13,100	105,046
Chubu Electric Power Co., Inc.	16,200	189,474
Chugai Pharmaceutical Co. Ltd.	16,900	815,104
Concordia Financial Group Ltd.	28,200	155,397
Dai Nippon Printing Co. Ltd.	10,200	181,113
Daifuku Co. Ltd.	7,300	140,261
Dai-ichi Life Holdings, Inc.	23,200	594,346
Daiichi Sankyo Co. Ltd.	46,700	1,530,077
Daikin Industries Ltd.	6,700	935,832
Daito Trust Construction Co. Ltd.	1,400	169,588
Daiwa House Industry Co. Ltd.	13,800	432,555
Daiwa Securities Group, Inc.	34,900	244,039
Denso Corp.	47,400	700,982
Dentsu Group, Inc.	5,286	162,083
Disco Corp.	2,300	599,944
East Japan Railway Co.(x)	22,311	442,184
Eisai Co. Ltd.	6,000	223,134
ENEOS Holdings, Inc.	72,033	390,274
FANUC Corp.	23,600	688,008
Fast Retailing Co. Ltd.	4,800	1,583,691
Fuji Electric Co. Ltd.	3,400	203,917
FUJIFILM Holdings Corp.	27,800	713,351
Fujitsu Ltd.	41,700	851,698
Hamamatsu Photonics KK(x)	7,600	99,174
Hankyu Hanshin Holdings, Inc.	5,600	172,296
Hikari Tsushin, Inc.	400	88,697
Hitachi Construction Machinery Co. Ltd.(x)	2,400	57,961
Hitachi Ltd.	117,100	3,080,571
Honda Motor Co. Ltd.	113,300	1,188,379
Hoshizaki Corp.	2,800	97,097
Hoya Corp.	18,700	2,574,218
Hulic Co. Ltd.	9,000	91,080
Ibiden Co. Ltd.	2,900	89,285
Idemitsu Kosan Co. Ltd.	24,295	173,771
Inpex Corp.	23,200	312,831
Isuzu Motors Ltd.	13,900	186,752
ITOCHU Corp.(x)	30,000	1,602,644
Japan Airlines Co. Ltd.	3,588	62,848
Japan Exchange Group, Inc.	24,400	315,006
Japan Post Bank Co. Ltd.	36,500	339,795
Japan Post Holdings Co. Ltd.	48,400	460,006
Japan Post Insurance Co. Ltd.	5,300	96,025
Japan Real Estate Investment Corp. (REIT)(x)	33	131,105
Japan Tobacco, Inc.	30,100	875,198
JFE Holdings, Inc.(x)	14,700	196,222
Kajima Corp.	10,600	197,323
Kansai Electric Power Co., Inc. (The)	17,900	295,168
Kao Corp.	11,600	573,765
Kawasaki Kisen Kaisha Ltd.(x)	9,900	152,504
KDDI Corp.(x)	37,500	1,198,643
Keisei Electric Railway Co. Ltd.(x)	3,299	97,989
Keyence Corp.	19,972	9,499,293
Kikkoman Corp.	16,200	183,500
Kirin Holdings Co. Ltd.	19,500	296,587
Kobe Bussan Co. Ltd.	3,900	122,759
Kokusai Electric Corp.(x)	3,600	79,652
Komatsu Ltd.	23,600	651,227
Konami Group Corp.	2,500	253,001
Kubota Corp.	25,900	365,997
Kyocera Corp.	32,000	369,595
Kyowa Kirin Co. Ltd.	6,100	107,251
Lasertec Corp.	2,000	328,475
LY Corp.	67,200	196,048
M3, Inc.	10,900	109,057
Makita Corp.	5,300	178,517
Marubeni Corp.	36,400	592,632
MatsukiyoCocokara & Co.	8,700	142,432
Mazda Motor Corp.(x)	15,160	112,863
McDonald’s Holdings Co. Japan Ltd.	2,110	100,417
Meiji Holdings Co. Ltd.(x)	5,488	137,081
Minebea Mitsumi, Inc.	8,800	172,541
Mitsubishi Chemical Group Corp.	32,300	206,509
Mitsubishi Corp.	83,300	1,711,207
Mitsubishi Electric Corp.	49,000	785,330
Mitsubishi Estate Co. Ltd.	28,000	439,993
Mitsubishi HC Capital, Inc.	21,000	147,647
Mitsubishi Heavy Industries Ltd.	80,900	1,191,899
Mitsubishi UFJ Financial Group, Inc.	278,300	2,814,465
Mitsui & Co. Ltd.	65,000	1,437,259
Mitsui Chemicals, Inc.	4,000	105,897
Mitsui Fudosan Co. Ltd.	67,900	632,111
Mitsui OSK Lines Ltd.(x)	8,800	301,609
Mizuho Financial Group, Inc.	60,953	1,245,142
MonotaRO Co. Ltd.	6,300	105,091
MS&AD Insurance Group Holdings, Inc.	32,121	744,219
Murata Manufacturing Co. Ltd.	42,400	827,939
NEC Corp.	6,300	602,714
Nexon Co. Ltd.	9,000	177,182
Nidec Corp.	21,000	439,214
Nintendo Co. Ltd.	26,200	1,391,986
Nippon Building Fund, Inc. (REIT)	200	183,406
Nippon Paint Holdings Co. Ltd.	25,200	192,430
Nippon Prologis REIT, Inc. (REIT)	53	90,789
Nippon Sanso Holdings Corp.	4,000	145,083
Nippon Steel Corp.(x)	21,891	487,093
Nippon Telegraph & Telephone Corp.	744,800	760,735
Nippon Yusen KK(x)	11,500	417,673
Nissan Motor Co. Ltd.	61,900	173,350
Nissin Foods Holdings Co. Ltd.	5,100	142,186
Nitori Holdings Co. Ltd.(x)	2,000	303,288
Nitto Denko Corp.	18,000	299,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Holdings, Inc.	74,000	$382,550
Nomura Real Estate Holdings, Inc.(x)	2,600	69,303
Nomura Research Institute Ltd.	9,554	352,313
NTT Data Group Corp.	16,600	297,350
Obayashi Corp.	15,500	195,523
Obic Co. Ltd.	8,000	280,870
Olympus Corp.	28,500	539,066
Omron Corp.(x)	4,700	214,096
Ono Pharmaceutical Co. Ltd.(x)	9,400	125,017
Oracle Corp.	800	82,073
Oriental Land Co. Ltd.	27,600	710,139
ORIX Corp.	29,400	678,721
Osaka Gas Co. Ltd.	9,200	206,372
Otsuka Corp.	5,800	143,018
Otsuka Holdings Co. Ltd.	10,700	601,761
Pan Pacific International Holdings Corp.	9,200	236,521
Panasonic Holdings Corp.	59,300	512,854
Rakuten Group, Inc.*	36,800	236,995
Recruit Holdings Co. Ltd.	37,500	2,271,265
Renesas Electronics Corp.	42,400	613,321
Resona Holdings, Inc.	53,305	369,992
Ricoh Co. Ltd.(x)	14,900	159,911
Rohm Co. Ltd.(x)	8,700	97,215
SBI Holdings, Inc.(x)	6,460	148,100
SCREEN Holdings Co. Ltd.(x)	2,100	145,718
SCSK Corp.	3,600	74,129
Secom Co. Ltd.	10,600	390,443
Seiko Epson Corp.(x)	7,300	134,064
Sekisui Chemical Co. Ltd.	8,900	138,183
Sekisui House Ltd.	14,700	406,455
Seven & i Holdings Co. Ltd.	55,300	826,085
SG Holdings Co. Ltd.	7,200	77,197
Shimadzu Corp.	5,900	195,976
Shimano, Inc.	1,900	359,179
Shin-Etsu Chemical Co. Ltd.	45,500	1,892,179
Shionogi & Co. Ltd.	19,500	278,610
Shiseido Co. Ltd.	10,400	280,397
Shizuoka Financial Group, Inc.(x)	10,900	94,382
SMC Corp.	1,400	620,003
SoftBank Corp.(x)	721,000	939,093
SoftBank Group Corp.	26,000	1,524,453
Sompo Holdings, Inc.	22,743	506,525
Sony Group Corp.	157,500	3,043,703
Subaru Corp.	15,500	267,671
SUMCO Corp.(x)	9,100	97,632
Sumitomo Corp.	26,400	586,687
Sumitomo Electric Industries Ltd.	17,900	285,889
Sumitomo Metal Mining Co. Ltd.	6,500	194,062
Sumitomo Mitsui Financial Group, Inc.	94,821	2,008,905
Sumitomo Mitsui Trust Holdings, Inc.	16,804	396,468
Sumitomo Realty & Development Co. Ltd.	7,000	234,072
Suntory Beverage & Food Ltd.	3,700	138,861
Suzuki Motor Corp.	40,300	446,532
Sysmex Corp.	12,900	253,737
T&D Holdings, Inc.	12,000	208,314
Taisei Corp.	4,000	174,222
Takeda Pharmaceutical Co. Ltd.	39,990	1,141,617
TDK Corp.	308,500	3,912,997
Terumo Corp.	34,400	646,234
TIS, Inc.(x)	4,900	124,473
Toho Co. Ltd.	2,800	113,247
Tokio Marine Holdings, Inc.	47,400	1,725,165
Tokyo Electric Power Co. Holdings, Inc.*	37,400	165,734
Tokyo Electron Ltd.	11,300	1,988,360
Tokyo Gas Co. Ltd.	8,900	206,640
Tokyu Corp.	12,300	158,580
TOPPAN Holdings, Inc.	6,100	180,125
Toray Industries, Inc.	35,600	208,857
TOTO Ltd.(x)	3,800	141,107
Toyota Industries Corp.	3,800	291,494
Toyota Motor Corp.	258,270	4,568,805
Toyota Tsusho Corp.	16,500	296,765
Trend Micro, Inc.	3,300	194,843
Unicharm Corp.	9,900	357,013
West Japan Railway Co.	10,800	204,691
Yakult Honsha Co. Ltd.(x)	6,400	147,793
Yamaha Motor Co. Ltd.	21,000	187,024
Yaskawa Electric Corp.	6,400	222,558
Yokogawa Electric Corp.	5,400	137,325
Zensho Holdings Co. Ltd.(x)	2,400	132,520
ZOZO, Inc.(x)	3,700	134,227

		111,319,054

Jordan (0.0%)†
Hikma Pharmaceuticals plc	4,300	109,861

Luxembourg (0.0%)†
ArcelorMittal SA	11,585	303,568
Eurofins Scientific SE	3,494	221,304

		524,872

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	55,000	276,279
Sands China Ltd.*	63,987	163,963

		440,242

Malaysia (0.2%)
CIMB Group Holdings Bhd.	934,300	1,823,964
Malayan Banking Bhd.	675,500	1,716,804

		3,540,768

Mexico (0.6%)
Gruma SAB de CV, Class B	206,548	3,827,380
Grupo Financiero Banorte SAB de
CV, Class O	286,391	2,038,336
Qualitas Controladora SAB de CV	274,705	2,148,531
Wal-Mart de Mexico SAB de CV	613,416	1,850,840

		9,865,087

Netherlands (1.4%)
ABN AMRO Bank NV (CVA)(m)	10,690	192,833
Adyen NV(m)*	541	844,666
Aegon Ltd.	33,079	212,389
Akzo Nobel NV	4,329	305,032
Argenx SE*	1,505	805,480
ASM International NV	1,160	761,065
ASML Holding NV	14,503	12,036,977
ASR Nederland NV	3,742	183,278
BE Semiconductor Industries NV	7,285	920,811
Euronext NV(m)	2,105	228,343
EXOR NV	2,605	278,811
Heineken Holding NV	3,351	252,905
Heineken NV	7,272	644,672
IMCD NV	1,463	253,889
ING Groep NV	83,413	1,511,060
JDE Peet’s NV	3,428	71,586
Koninklijke Ahold Delhaize NV	23,456	810,195
Koninklijke KPN NV	99,699	407,185
Koninklijke Philips NV*	20,124	659,038
NN Group NV	6,509	324,453
OCI NV	2,474	70,446
Randstad NV	2,902	144,074
Universal Music Group NV	44,543	1,165,201
Wolters Kluwer NV	6,275	1,056,833

		24,141,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
New Zealand (0.1%)
Auckland International Airport Ltd.	34,873	$165,497
Fisher & Paykel Healthcare Corp. Ltd.	14,130	311,944
Mercury NZ Ltd.	18,569	76,090
Meridian Energy Ltd.	33,496	126,403
Spark New Zealand Ltd.	44,840	86,315
Xero Ltd.*	3,705	382,783

		1,149,032

Norway (0.1%)
Aker BP ASA	8,298	177,866
DNB Bank ASA	20,956	429,726
Equinor ASA	21,080	532,745
Gjensidige Forsikring ASA	4,621	86,439
Kongsberg Gruppen ASA	2,256	220,620
Mowi ASA	11,333	203,776
Norsk Hydro ASA	31,876	206,789
Orkla ASA	18,001	169,640
Salmar ASA	1,800	94,409
Telenor ASA	15,952	204,068

		2,326,078

Poland (0.3%)
Allegro.eu SA(m)*	362,113	3,274,916
InPost SA*	5,043	95,095
Powszechny Zaklad Ubezpieczen SA	239,574	2,619,193

		5,989,204

Portugal (0.0%)†
EDP SA	77,333	353,113
Galp Energia SGPS SA	11,496	214,986
Jeronimo Martins SGPS SA	7,131	140,024

		708,123

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	91,715	204,089
CapitaLand Integrated Commercial Trust (REIT)	147,068	242,586
CapitaLand Investment Ltd.	65,000	157,790
DBS Group Holdings Ltd.	50,240	1,487,362
Genting Singapore Ltd.	160,157	109,035
Grab Holdings Ltd., Class A*	53,015	201,457
Keppel Ltd.	37,200	191,897
Oversea-Chinese Banking Corp. Ltd.	85,478	1,004,254
Sea Ltd. (ADR)*	9,163	863,888
Sembcorp Industries Ltd.	23,300	100,433
Singapore Airlines Ltd.	36,750	194,437
Singapore Exchange Ltd.	22,200	197,257
Singapore Technologies Engineering Ltd.	36,400	131,978
Singapore Telecommunications Ltd.	187,000	471,410
STMicroelectronics NV	16,936	502,414
United Overseas Bank Ltd.	31,367	785,121

		6,845,408

South Africa (0.7%)
Anglo American plc	32,086	1,041,977
AVI Ltd.	294,512	1,875,058
Capitec Bank Holdings Ltd.	22,437	3,953,678
Clicks Group Ltd.	94,122	2,162,559
Standard Bank Group Ltd.(x)	217,912	3,056,633

		12,089,905

South Korea (1.3%)
DB Insurance Co. Ltd.	13,259	1,138,629
Delivery Hero SE(m)*	4,453	179,537
HYBE Co. Ltd.	4,032	520,457
Hyundai Marine & Fire Insurance Co. Ltd.	36,773	927,972
Hyundai Motor Co.	6,122	1,142,287
Kangwon Land, Inc.	33,499	434,716
KB Financial Group, Inc.	35,528	2,197,916
Kia Corp.	21,486	1,641,394
Korea Zinc Co. Ltd.	3,882	2,042,377
KT&G Corp.	16,219	1,350,653
NAVER Corp.	8,937	1,157,703
Samsung Electronics Co. Ltd.	157,251	7,395,379
Samsung Life Insurance Co. Ltd.	3,592	256,002
SK Hynix, Inc.	24,858	3,318,962
SK Square Co. Ltd.*	2,382	147,179

		23,851,163

Spain (0.9%)
Acciona SA	635	90,123
ACS Actividades de Construccion y Servicios SA	4,621	213,368
Aena SME SA(m)	1,912	420,561
Amadeus IT Group SA	60,721	4,388,045
Banco Bilbao Vizcaya Argentaria SA	145,007	1,567,012
Banco de Sabadell SA(x)	137,096	291,329
Banco Santander SA	389,842	1,996,399
CaixaBank SA	94,120	561,985
Cellnex Telecom SA(m)	12,493	506,617
EDP Renovaveis SA	7,134	124,756
Endesa SA	7,941	173,520
Grifols SA*	7,525	85,649
Iberdrola SA	153,666	2,375,930
Industria de Diseno Textil SA	27,544	1,629,305
Redeia Corp. SA	10,446	203,141
Repsol SA	30,449	401,478
Telefonica SA	99,865	488,680

		15,517,898

Sweden (1.6%)
AddTech AB, Class B	6,539	195,864
Alfa Laval AB	7,234	347,317
Assa Abloy AB, Class B	202,675	6,817,133
Atlas Copco AB, Class A	492,382	9,524,407
Atlas Copco AB, Class B	39,165	670,242
Beijer Ref AB, Class B	9,263	152,273
Boliden AB	6,852	232,429
Epiroc AB, Class A	17,063	368,785
Epiroc AB, Class B	9,677	183,233
EQT AB	9,639	329,815
Essity AB, Class B	15,813	493,424
Evolution AB(m)	4,429	435,231
Fastighets AB Balder, Class B*	16,094	141,387
Getinge AB, Class B	6,126	131,980
H & M Hennes & Mauritz AB, Class B(x)	14,180	241,270
Hexagon AB, Class B	51,306	551,664
Holmen AB, Class B	1,818	78,657
Husqvarna AB, Class B	7,670	53,621
Industrivarden AB, Class A	3,255	120,253
Industrivarden AB, Class C	4,078	149,896
Indutrade AB	6,581	204,509
Investment AB Latour, Class B	3,593	112,044
Investor AB, Class B	43,705	1,345,037
L E Lundbergforetagen AB, Class B	1,791	102,460
Lifco AB, Class B	6,146	202,247
Nibe Industrier AB, Class B	39,229	214,998
Saab AB, Class B(x)	7,786	165,520
Sagax AB, Class B	5,739	163,425
Sandvik AB	27,121	605,932
Securitas AB, Class B	12,981	164,757
Skandinaviska Enskilda Banken AB, Class A	40,559	620,016
Skanska AB, Class B	8,186	170,719
SKF AB, Class B	8,196	163,019
Svenska Cellulosa AB SCA, Class B	16,129	234,967
Svenska Handelsbanken AB, Class A	35,636	365,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Swedbank AB, Class A	21,713	$460,307
Swedish Orphan Biovitrum AB*	4,684	150,816
Tele2 AB, Class B	12,911	146,071
Telefonaktiebolaget LM Ericsson, Class B(x)	68,788	519,643
Telia Co. AB	58,810	190,168
Trelleborg AB, Class B	5,429	208,589
Volvo AB, Class A	5,239	139,695
Volvo AB, Class B	40,110	1,059,242
Volvo Car AB, Class B(x)*	19,776	54,367

		28,983,233

Switzerland (1.7%)
ABB Ltd. (Registered)	39,792	2,303,314
Adecco Group AG (Registered)	4,160	141,460
Avolta AG	2,191	92,678
Bachem Holding AG	945	79,499
Baloise Holding AG (Registered)	1,151	234,593
Banque Cantonale Vaudoise (Registered)	724	74,723
Barry Callebaut AG (Registered)	88	162,826
BKW AG	516	93,524
Chocoladefabriken Lindt & Spruengli AG	25	322,266
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	254,741
Cie Financiere Richemont SA (Registered)	13,574	2,145,922
Clariant AG (Registered)	4,844	73,260
DSM-Firmenich AG	4,613	634,938
EMS-Chemie Holding AG (Registered)(x)	166	139,257
Galderma Group AG*	1,197	111,165
Geberit AG (Registered)	835	544,005
Givaudan SA (Registered)	233	1,277,391
Helvetia Holding AG (Registered)	883	152,322
Julius Baer Group Ltd.	5,044	303,349
Kuehne + Nagel International AG (Registered)	1,193	325,332
Logitech International SA (Registered)	3,841	342,915
Lonza Group AG (Registered)	5,523	3,488,623
Novartis AG (Registered)	49,583	5,691,485
Partners Group Holding AG	577	865,824
Sandoz Group AG	10,100	420,898
Schindler Holding AG	1,064	311,776
Schindler Holding AG (Registered)	623	177,033
SGS SA (Registered)	3,805	424,132
SIG Group AG	7,547	168,177
Sika AG (Registered)	3,850	1,274,160
Sonova Holding AG (Registered)	1,276	458,024
Straumann Holding AG (Registered)	2,783	454,599
Swatch Group AG (The)(x)	763	163,400
Swatch Group AG (The) (Registered)	1,422	60,906
Swiss Life Holding AG (Registered)	739	616,452
Swiss Prime Site AG (Registered)	1,917	214,837
Swisscom AG (Registered)	643	419,752
Temenos AG (Registered)	1,565	109,468
UBS Group AG (Registered)	83,050	2,557,196
VAT Group AG(m)	698	355,288
Zurich Insurance Group AG	3,696	2,226,290

		30,267,800

Taiwan (2.7%)
Advantech Co. Ltd.	100,000	1,015,910
Delta Electronics, Inc.	129,000	1,551,025
E Ink Holdings, Inc.	252,000	2,333,149
Fubon Financial Holding Co. Ltd.	575,400	1,643,662
Hon Hai Precision Industry Co. Ltd.	750,000	4,443,620
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000,133	30,244,333
Unimicron Technology Corp.	425,000	1,933,863
United Microelectronics Corp.	1,905,000	3,238,557
Wiwynn Corp.	41,127	2,228,771

		48,632,890

Thailand (0.1%)
Tisco Financial Group PCL(x)	584,700	1,753,509

United Kingdom (2.7%)
3i Group plc	24,313	1,074,299
Admiral Group plc	6,667	248,150
Ashtead Group plc	11,117	859,966
Associated British Foods plc	8,562	267,058
AstraZeneca plc	39,005	6,042,880
Auto Trader Group plc(m)	22,457	260,547
Aviva plc	67,930	439,201
BAE Systems plc	76,406	1,264,119
Barclays plc	371,434	1,115,090
Barratt Developments plc	34,356	219,878
Berkeley Group Holdings plc	2,624	165,585
British American Tobacco plc	50,103	1,824,677
BT Group plc	166,892	330,004
Bunzl plc	8,579	405,339
Centrica plc	131,085	204,434
CK Hutchison Holdings Ltd.	65,764	378,146
Coca-Cola Europacific Partners plc	5,295	416,981
Compass Group plc	43,003	1,376,379
Croda International plc	3,458	194,959
DCC plc	2,424	165,117
Diageo plc	55,528	1,932,419
Entain plc	15,757	160,778
Halma plc	9,501	331,278
Hargreaves Lansdown plc	9,000	134,103
HSBC Holdings plc	465,924	4,168,561
Imperial Brands plc	20,942	608,405
Informa plc	34,234	375,399
InterContinental Hotels Group plc	4,035	438,904
Intertek Group plc	3,904	269,324
J Sainsbury plc	39,906	157,603
JD Sports Fashion plc	69,051	142,215
Kingfisher plc	46,258	199,140
Land Securities Group plc (REIT)	17,028	148,204
Legal & General Group plc	149,815	453,268
Lloyds Banking Group plc	1,570,016	1,234,231
London Stock Exchange Group plc	12,030	1,643,735
M&G plc	53,747	149,032
Melrose Industries plc	32,477	197,865
National Grid plc	121,322	1,670,675
NatWest Group plc	165,224	759,662
Next plc	2,949	385,672
Pearson plc	15,125	204,944
Persimmon plc	7,872	172,970
Phoenix Group Holdings plc	16,903	126,438
Reckitt Benckiser Group plc	17,457	1,068,232
RELX plc	46,929	2,201,607
Rentokil Initial plc	63,095	307,389
Rolls-Royce Holdings plc*	212,529	1,497,989
Sage Group plc (The)	25,570	350,234
Schroders plc	18,884	88,162
Segro plc (REIT)	31,262	365,295
Severn Trent plc	6,823	241,003
Smith & Nephew plc	21,703	336,003
Smiths Group plc	9,163	205,440
Spirax Group plc	1,808	181,653
SSE plc	27,919	702,854
Standard Chartered plc	54,573	578,584
Taylor Wimpey plc	95,429	209,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tesco plc	174,159	$835,204
Unilever plc	62,771	4,060,970
United Utilities Group plc	16,562	231,501
Vodafone Group plc	587,640	589,548
Whitbread plc	4,670	195,673
Wise plc, Class A*	14,512	130,283
WPP plc	27,263	278,181

		47,973,059

United States (36.6%)
3M Co.	5,185	708,790
A.O. Smith Corp.	1,117	100,340
Abbott Laboratories	16,423	1,872,386
AbbVie, Inc.	16,673	3,292,584
Adobe, Inc.*	18,755	9,710,964
Advanced Micro Devices, Inc.*	15,277	2,506,650
AES Corp. (The)	7,064	141,704
Aflac, Inc.	4,758	531,944
Agilent Technologies, Inc.	2,815	417,971
Air Products and Chemicals, Inc.	2,079	619,001
Airbnb, Inc., Class A*	4,099	519,794
Akamai Technologies, Inc.*	1,452	146,579
Albemarle Corp.(x)	1,168	110,621
Alcon, Inc.	12,618	1,257,104
Alexandria Real Estate Equities, Inc. (REIT)	1,419	168,506
Align Technology, Inc.*	679	172,683
Allegion plc	834	121,547
Alliant Energy Corp.	2,309	140,133
Allstate Corp. (The)	2,539	481,521
Alphabet, Inc., Class A	232,146	38,501,414
Alphabet, Inc., Class C	45,337	7,579,893
Altria Group, Inc.	16,105	821,999
Amazon.com, Inc.*	109,092	20,327,112
Amcor plc	13,623	154,349
Amentum Holdings, Inc.*	1,184	38,184
Ameren Corp.	2,497	218,388
American Electric Power Co., Inc.	5,086	521,824
American Express Co.	5,301	1,437,631
American International Group, Inc.	6,078	445,092
American Tower Corp. (REIT)	4,409	1,025,357
American Water Works Co., Inc.	1,846	269,959
Ameriprise Financial, Inc.	927	435,514
AMETEK, Inc.	2,214	380,166
Amgen, Inc.	5,072	1,634,249
Amphenol Corp., Class A	11,290	735,656
Analog Devices, Inc.	59,740	13,750,356
ANSYS, Inc.*	803	255,860
Aon plc, Class A	2,044	707,204
APA Corp.	3,278	80,180
Apple, Inc.	143,514	33,438,762
Applied Materials, Inc.	7,815	1,579,021
Aptiv plc*	2,587	186,290
Arch Capital Group Ltd.*	3,553	397,510
Archer-Daniels-Midland Co.	4,429	264,588
Arista Networks, Inc.*	2,449	939,975
Arthur J Gallagher & Co.	2,044	575,120
Assurant, Inc.	480	95,453
AT&T, Inc.	67,681	1,488,982
Atmos Energy Corp.	1,517	210,423
Autodesk, Inc.*	2,064	568,591
Automatic Data Processing, Inc.	3,849	1,065,134
AutoZone, Inc.*	158	497,706
AvalonBay Communities, Inc. (REIT)	1,314	295,979
Avantor, Inc.*	15,955	412,756
Avery Dennison Corp.	747	164,908
Axon Enterprise, Inc.*	672	268,531
Baker Hughes Co.	9,535	344,690
Ball Corp.	2,879	195,513
Bank of America Corp.	63,722	2,528,489
Bank of New York Mellon Corp. (The)	6,877	494,181
Baxter International, Inc.	4,761	180,775
Becton Dickinson & Co.	2,707	652,658
Berkshire Hathaway, Inc., Class B*	17,291	7,958,356
Best Buy Co., Inc.	1,815	187,490
Biogen, Inc.*	1,389	269,244
Bio-Techne Corp.	1,435	114,700
BlackRock, Inc.‡	1,315	1,248,606
Blackstone, Inc.	6,772	1,036,996
Boeing Co. (The)*	5,568	846,559
Booking Holdings, Inc.	316	1,331,030
BorgWarner, Inc.	2,281	82,777
Boston Scientific Corp.*	29,734	2,491,709
BP plc	415,892	2,177,957
Bristol-Myers Squibb Co.	19,137	990,148
Broadcom, Inc.	56,595	9,762,637
Broadridge Financial Solutions, Inc.	1,067	229,437
Brown & Brown, Inc.	2,219	229,888
Brown-Forman Corp., Class B	1,829	89,987
Builders FirstSource, Inc.*	1,083	209,950
Bunge Global SA	1,305	126,115
BXP, Inc. (REIT)	1,367	109,989
Cadence Design Systems, Inc.*	2,556	692,753
Caesars Entertainment, Inc.*	2,035	84,941
Camden Property Trust (REIT)	1,052	129,954
Campbell Soup Co.	1,927	94,269
Capital One Financial Corp.	3,553	531,991
Cardinal Health, Inc.	2,239	247,454
CarMax, Inc.*	1,475	114,135
Carnival Corp.*	9,397	173,657
Carrier Global Corp.	7,840	631,042
Catalent, Inc.*	1,698	102,848
Caterpillar, Inc.	4,577	1,790,156
Cboe Global Markets, Inc.	992	203,231
CBRE Group, Inc., Class A*	2,841	353,648
CDW Corp.	1,233	279,028
Celanese Corp.	1,026	139,495
Cencora, Inc.	1,662	374,083
Centene Corp.*	4,933	371,356
CenterPoint Energy, Inc.	6,062	178,344
CF Industries Holdings, Inc.	1,744	149,635
CH Robinson Worldwide, Inc.	1,048	115,668
Charles River Laboratories International, Inc.*	522	102,818
Charles Schwab Corp. (The)	14,101	913,886
Charter Communications, Inc., Class A*	923	299,126
Chevron Corp.	16,055	2,364,420
Chipotle Mexican Grill, Inc.*	12,923	744,623
Chubb Ltd.	3,546	1,022,631
Church & Dwight Co., Inc.	2,318	242,741
Cigna Group (The)	2,639	914,255
Cincinnati Financial Corp.	1,512	205,813
Cintas Corp.	3,234	665,816
Cisco Systems, Inc.	38,029	2,023,903
Citigroup, Inc.	18,008	1,127,301
Citizens Financial Group, Inc.	4,134	169,783
Clorox Co. (The)	1,151	187,509
CME Group, Inc.	3,387	747,342
CMS Energy Corp.	2,723	192,325
Coca-Cola Co. (The)	36,613	2,631,010
Cognizant Technology Solutions Corp., Class A	4,766	367,840
Colgate-Palmolive Co.	7,713	800,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Comcast Corp., Class A	36,464	$1,523,101
Conagra Brands, Inc.	4,757	154,698
ConocoPhillips	10,961	1,153,974
Consolidated Edison, Inc.	3,265	339,984
Constellation Brands, Inc., Class A	1,474	379,835
Constellation Energy Corp.	2,933	762,639
Cooper Cos., Inc. (The)*	1,869	206,225
Copart, Inc.*	8,442	442,361
Corning, Inc.	7,128	321,829
Corpay, Inc.*	675	211,113
Corteva, Inc.	6,485	381,253
CoStar Group, Inc.*	3,860	291,198
Costco Wholesale Corp.	4,185	3,710,086
Coterra Energy, Inc.	7,318	175,266
Crowdstrike Holdings, Inc., Class A*	2,155	604,413
Crown Castle, Inc. (REIT)	4,080	484,010
CSL Ltd.	12,203	2,415,214
CSX Corp.	18,235	629,655
Cummins, Inc.	1,310	424,165
CVS Health Corp.	11,788	741,229
CyberArk Software Ltd.*	1,050	306,190
Danaher Corp.	11,103	3,086,856
Darden Restaurants, Inc.	1,085	178,081
DaVita, Inc.*	480	78,686
Dayforce, Inc.(x)*	1,544	94,570
Deckers Outdoor Corp.*	1,391	221,795
Deere & Co.	2,419	1,009,521
Dell Technologies, Inc., Class C	2,715	321,836
Delta Air Lines, Inc.	6,138	311,749
Devon Energy Corp.	5,999	234,681
Dexcom, Inc.*	3,891	260,853
Diamondback Energy, Inc.	1,704	293,770
Digital Realty Trust, Inc. (REIT)	2,905	470,116
Discover Financial Services	2,354	330,243
Dollar General Corp.	2,077	175,652
Dollar Tree, Inc.*	1,875	131,850
Dominion Energy, Inc.	8,087	467,348
Domino’s Pizza, Inc.	340	146,248
Dover Corp.	1,339	256,740
Dow, Inc.	6,731	367,715
DR Horton, Inc.	2,770	528,433
DTE Energy Co.	1,935	248,473
Duke Energy Corp.	7,285	839,961
DuPont de Nemours, Inc.	3,970	353,767
Eastman Chemical Co.	1,155	129,302
Eaton Corp. plc	3,758	1,245,552
eBay, Inc.	4,616	300,548
Ecolab, Inc.	7,219	1,843,227
Edison International	3,593	312,914
Edwards Lifesciences Corp.*	5,752	379,574
Electronic Arts, Inc.	2,312	331,633
Elevance Health, Inc.	2,189	1,138,280
Eli Lilly and Co.	10,961	9,710,788
Emerson Electric Co.	5,335	583,489
Enphase Energy, Inc.*	1,315	148,621
Entergy Corp.	2,009	264,404
EOG Resources, Inc.	5,367	659,765
EPAM Systems, Inc.*	547	108,869
EQT Corp.	5,599	205,147
Equifax, Inc.	17,789	5,227,476
Equinix, Inc. (REIT)	894	793,541
Equity Residential (REIT)	3,155	234,921
Erie Indemnity Co., Class A	235	126,858
Essex Property Trust, Inc. (REIT)	596	176,070
Estee Lauder Cos., Inc. (The), Class A	2,158	215,131
Everest Group Ltd.	393	153,989
Evergy, Inc.	2,173	134,748
Eversource Energy	3,345	227,627
Exelon Corp.	9,503	385,347
Expedia Group, Inc.*	1,145	169,483
Expeditors International of Washington, Inc.	1,310	172,134
Experian plc	23,193	1,218,920
Extra Space Storage, Inc. (REIT)	2,000	360,380
Exxon Mobil Corp.	41,937	4,915,855
F5, Inc.*	566	124,633
FactSet Research Systems, Inc.	345	158,648
Fair Isaac Corp.*	235	456,727
Fastenal Co.	5,478	391,239
Federal Realty Investment Trust (REIT)	713	81,974
FedEx Corp.	2,119	579,928
Ferrovial SE	13,264	569,627
Fidelity National Information Services, Inc.	5,098	426,958
Fifth Third Bancorp	6,460	276,746
First Solar, Inc.*	993	247,694
FirstEnergy Corp.	4,739	210,175
Fiserv, Inc.*	5,434	976,218
FMC Corp.	1,203	79,326
Ford Motor Co.	37,837	399,559
Fortinet, Inc.*	6,079	471,426
Fortive Corp.	3,229	254,865
Fox Corp., Class A	2,269	96,047
Fox Corp., Class B	1,150	44,620
Franklin Resources, Inc.	2,857	57,569
Freeport-McMoRan, Inc.	13,419	669,876
Garmin Ltd.	1,431	251,899
Gartner, Inc.*	722	365,881
GE HealthCare Technologies, Inc.	4,500	422,325
GE Vernova, Inc.*	2,618	667,538
Gen Digital, Inc.	5,432	149,000
Generac Holdings, Inc.*	563	89,449
General Dynamics Corp.	2,434	735,555
General Electric Co.	10,235	1,930,116
General Mills, Inc.	5,377	397,091
General Motors Co.	10,559	473,466
Genuine Parts Co.	1,298	181,305
Gilead Sciences, Inc.	11,752	985,288
Global Payments, Inc.	2,401	245,910
Globe Life, Inc.	856	90,659
GoDaddy, Inc., Class A*	1,284	201,306
Goldman Sachs Group, Inc. (The)	2,981	1,475,923
GSK plc	104,662	2,122,006
Haleon plc	183,818	965,573
Halliburton Co.	8,398	243,962
Hartford Financial Services Group, Inc. (The)	2,818	331,425
Hasbro, Inc.	1,242	89,821
HCA Healthcare, Inc.	1,754	712,878
Healthpeak Properties, Inc. (REIT)	7,036	160,913
Henry Schein, Inc.*	1,137	82,887
Hershey Co. (The)	1,398	268,108
Hess Corp.	2,653	360,277
Hewlett Packard Enterprise Co.	12,363	252,947
Hilton Worldwide Holdings, Inc.	2,300	530,150
Holcim AG	13,161	1,283,833
Hologic, Inc.*	2,215	180,434
Home Depot, Inc. (The)	9,360	3,792,672
Honeywell International, Inc.	6,147	1,270,646
Hormel Foods Corp.	2,879	91,264
Host Hotels & Resorts, Inc. (REIT)	6,806	119,786
Howmet Aerospace, Inc.	3,847	385,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
HP, Inc.	9,237	$331,331
Hubbell, Inc., Class B	491	210,320
Humana, Inc.	1,129	357,599
Huntington Bancshares, Inc.	13,563	199,376
Huntington Ingalls Industries, Inc.	394	104,166
IDEX Corp.	705	151,223
IDEXX Laboratories, Inc.*	2,827	1,428,257
Illinois Tool Works, Inc.	2,546	667,230
Illumina, Inc.*	3,322	433,222
Incyte Corp.*	1,534	101,397
Ingersoll Rand, Inc.	3,875	380,370
Insulet Corp.*	664	154,546
Intel Corp.	40,171	942,412
Intercontinental Exchange, Inc.	5,417	870,187
International Business Machines Corp.	8,695	1,922,291
International Flavors & Fragrances, Inc.	2,388	250,573
International Paper Co.	3,420	167,067
Interpublic Group of Cos., Inc. (The)	3,672	116,145
Intuit, Inc.	17,805	11,056,905
Intuitive Surgical, Inc.*	10,843	5,326,841
Invesco Ltd.	4,538	79,687
Invitation Homes, Inc. (REIT)	5,236	184,621
IQVIA Holdings, Inc.*	13,109	3,106,440
Iron Mountain, Inc. (REIT)	2,828	336,051
J M Smucker Co. (The)	945	114,440
Jabil, Inc.	1,007	120,669
Jack Henry & Associates, Inc.	647	114,221
Jacobs Solutions, Inc.	1,184	154,986
James Hardie Industries plc (CHDI)*	10,793	428,528
JB Hunt Transport Services, Inc.	725	124,939
Johnson & Johnson	22,722	3,682,327
Johnson Controls International plc	6,407	497,247
JPMorgan Chase & Co.	26,856	5,662,856
Juniper Networks, Inc.	3,269	127,426
Kellanova	2,525	203,793
Kenvue, Inc.	18,209	421,174
Keurig Dr Pepper, Inc.	9,918	371,727
KeyCorp	8,355	139,946
Keysight Technologies, Inc.*	1,603	254,765
Kimberly-Clark Corp.	3,249	462,268
Kimco Realty Corp. (REIT)	6,347	147,377
Kinder Morgan, Inc.	18,067	399,100
KKR & Co., Inc.	6,422	838,585
KLA Corp.	1,269	982,726
Kraft Heinz Co. (The)	8,331	292,501
Kroger Co. (The)	6,268	359,156
L3Harris Technologies, Inc.	1,830	435,302
Labcorp Holdings, Inc.	779	174,091
Lam Research Corp.	3,018	2,462,929
Lamb Weston Holdings, Inc.	1,448	93,744
Las Vegas Sands Corp.	3,446	173,472
Leidos Holdings, Inc.	1,229	200,327
Lennar Corp., Class A	2,323	435,516
Linde plc	6,366	3,035,691
Live Nation Entertainment, Inc.*	1,532	167,739
LKQ Corp.	2,480	99,002
Lockheed Martin Corp.	2,002	1,170,289
Loews Corp.	1,721	136,045
Lowe’s Cos., Inc.	5,379	1,456,902
Lululemon Athletica, Inc.*	1,091	296,043
LyondellBasell Industries NV, Class A	2,520	241,668
M&T Bank Corp.	1,600	284,992
Marathon Oil Corp.	5,383	143,349
Marathon Petroleum Corp.	3,159	514,633
MarketAxess Holdings, Inc.	352	90,182
Marriott International, Inc., Class A	11,914	2,961,820
Marsh & McLennan Cos., Inc.	4,642	1,035,584
Martin Marietta Materials, Inc.	586	315,415
Marvell Technology, Inc.	72,851	5,254,014
Masco Corp.	2,137	179,380
Mastercard, Inc., Class A	7,788	3,845,714
Match Group, Inc.*	2,281	86,313
McCormick & Co., Inc. (Non-Voting)	2,367	194,804
McDonald’s Corp.	6,771	2,061,837
McKesson Corp.	1,217	601,709
Medtronic plc	12,107	1,089,993
Merck & Co., Inc.	23,926	2,717,037
Meta Platforms, Inc., Class A	63,666	36,444,965
MetLife, Inc.	5,485	452,403
Mettler-Toledo International, Inc.*	203	304,439
MGM Resorts International*	2,409	94,168
Microchip Technology, Inc.	4,968	398,881
Micron Technology, Inc.	10,467	1,085,533
Microsoft Corp.	84,108	36,191,672
Mid-America Apartment Communities, Inc. (REIT)	1,089	173,042
Moderna, Inc.*	3,182	212,653
Mohawk Industries, Inc.*	529	85,000
Molina Healthcare, Inc.*	569	196,055
Molson Coors Beverage Co., Class B	1,560	89,731
Monday.com Ltd.*	925	256,937
Mondelez International, Inc., Class A	12,609	928,905
Monolithic Power Systems, Inc.	458	423,421
Monster Beverage Corp.*	6,657	347,296
Moody’s Corp.	1,476	700,495
Morgan Stanley	11,759	1,225,758
Mosaic Co. (The)	2,792	74,770
Motorola Solutions, Inc.	1,566	704,121
MSCI, Inc.	760	443,027
Nasdaq, Inc.	3,847	280,869
Nestle SA (Registered)	65,920	6,617,313
NetApp, Inc.	1,961	242,203
Netflix, Inc.*	6,497	4,608,127
Newmont Corp.	10,770	575,657
News Corp., Class A	3,581	95,362
News Corp., Class B	1,004	28,062
NextEra Energy, Inc.	19,393	1,639,290
NIKE, Inc., Class B	11,341	1,002,544
NiSource, Inc.	4,089	141,684
Nordson Corp.	543	142,608
Norfolk Southern Corp.	2,103	522,596
Northern Trust Corp.	1,925	173,308
Northrop Grumman Corp.	1,298	685,435
Norwegian Cruise Line Holdings Ltd.*	4,124	84,583
NRG Energy, Inc.	2,017	183,749
Nucor Corp.	2,225	334,507
NVIDIA Corp.	304,934	37,031,185
NVR, Inc.*	29	284,542
Occidental Petroleum Corp.	6,336	326,557
Old Dominion Freight Line, Inc.	1,794	356,360
Omnicom Group, Inc.	1,789	184,965
ON Semiconductor Corp.*	4,106	298,137
ONEOK, Inc.	5,487	500,030
Oracle Corp. (Moscow Stock Exchange)	15,088	2,570,995
O’Reilly Automotive, Inc.*	547	629,925
Otis Worldwide Corp.	3,747	389,463
PACCAR, Inc.	4,916	485,111
Packaging Corp. of America	824	177,490
Palantir Technologies, Inc., Class A*	19,008	707,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	3,056	$1,044,541
Paramount Global, Class B(x)	5,237	55,617
Parker-Hannifin Corp.	1,208	763,239
Paychex, Inc.	3,083	413,708
Paycom Software, Inc.	500	83,285
PayPal Holdings, Inc.*	9,650	752,990
Pentair plc	1,529	149,521
PepsiCo, Inc.	12,965	2,204,698
Pfizer, Inc.	53,489	1,547,972
PG&E Corp.	20,453	404,356
Phathom Pharmaceuticals, Inc.(x)*	56,684	1,024,847
Philip Morris International, Inc.	14,676	1,781,666
Phillips 66	3,916	514,758
Pinnacle West Capital Corp.	1,054	93,374
PNC Financial Services Group, Inc. (The)‡	3,717	687,087
Pool Corp.	386	145,445
PPG Industries, Inc.	2,241	296,843
PPL Corp.	6,781	224,315
Principal Financial Group, Inc.	2,077	178,414
Procter & Gamble Co. (The)	22,220	3,848,504
Progressive Corp. (The)	5,528	1,402,785
Prologis, Inc. (REIT)	8,740	1,103,687
Prudential Financial, Inc.	3,349	405,564
PTC, Inc.*	1,094	197,642
Public Service Enterprise Group, Inc.	4,702	419,465
Public Storage (REIT)	1,473	535,981
PulteGroup, Inc.	1,955	280,601
QIAGEN NV*	5,625	253,402
Qorvo, Inc.*	921	95,139
QUALCOMM, Inc.	13,660	2,322,883
Quanta Services, Inc.	1,390	414,429
Quest Diagnostics, Inc.	1,095	169,999
Ralph Lauren Corp.	413	80,068
Raymond James Financial, Inc.	1,711	209,529
Realty Income Corp. (REIT)	8,100	513,702
Regency Centers Corp. (REIT)	1,617	116,796
Regeneron Pharmaceuticals, Inc.*	1,002	1,053,342
Regions Financial Corp.	8,986	209,643
Republic Services, Inc.	1,962	394,048
ResMed, Inc.	1,404	342,744
Revvity, Inc.	1,204	153,811
Roche Holding AG (BMV Mexico Stock Exchange)	17,740	5,671,937
Roche Holding AG (OTC US Exchange)	817	279,364
Rockwell Automation, Inc.	1,074	288,326
Rollins, Inc.	2,745	138,842
Roper Technologies, Inc.	999	555,884
Ross Stores, Inc.	3,111	468,237
Royal Caribbean Cruises Ltd.	2,246	398,351
RTX Corp.	12,556	1,521,285
S&P Global, Inc.	25,627	13,239,421
Salesforce, Inc.	9,147	2,503,625
Sanofi SA	28,549	3,270,092
SBA Communications Corp. (REIT)	1,048	252,254
Schlumberger NV	13,323	558,900
Schneider Electric SE	13,741	3,612,867
Seagate Technology Holdings plc	1,937	212,160
Sempra	6,106	510,645
ServiceNow, Inc.*	1,944	1,738,694
Shell plc	158,546	5,140,226
Sherwin-Williams Co. (The)	2,191	836,239
Simon Property Group, Inc. (REIT)	2,893	488,975
Skyworks Solutions, Inc.	1,491	147,266
Smurfit WestRock plc	4,657	230,149
Snap-on, Inc.	513	148,621
Solventum Corp.*	1,249	87,080
Southern Co. (The)	10,321	930,748
Southwest Airlines Co.	5,511	163,291
Stanley Black & Decker, Inc.	1,424	156,825
Starbucks Corp.	10,696	1,042,753
State Street Corp.	2,879	254,705
Steel Dynamics, Inc.	1,402	176,764
Stellantis NV	53,244	735,404
STERIS plc	930	225,562
Stryker Corp.	3,220	1,163,257
Super Micro Computer, Inc.*	479	199,456
Swiss Re AG	7,561	1,042,558
Synchrony Financial	3,749	187,000
Synopsys, Inc.*	2,644	1,338,895
Sysco Corp.	4,560	355,954
T. Rowe Price Group, Inc.	2,079	226,465
Take-Two Interactive Software, Inc.*	1,485	228,259
Tapestry, Inc.	2,266	106,457
Targa Resources Corp.	2,110	312,301
Target Corp.	4,340	676,432
Teledyne Technologies, Inc.*	446	195,196
Teleflex, Inc.	474	117,230
Tenaris SA	11,492	180,819
Teradyne, Inc.	1,458	195,270
Tesla, Inc.*	26,190	6,852,090
Texas Instruments, Inc.	8,618	1,780,220
Textron, Inc.	1,835	162,544
Thermo Fisher Scientific, Inc.	5,447	3,369,351
TJX Cos., Inc. (The)	15,638	1,838,091
T-Mobile US, Inc.	4,626	954,621
Tractor Supply Co.	1,009	293,548
Trane Technologies plc	2,130	827,995
TransDigm Group, Inc.	526	750,670
Travelers Cos., Inc. (The)	2,131	498,910
Trimble, Inc.*	2,338	145,166
Truist Financial Corp.	12,462	533,000
Tyler Technologies, Inc.*	402	234,655
Tyson Foods, Inc., Class A	2,715	161,705
Uber Technologies, Inc.*	19,831	1,490,498
UDR, Inc. (REIT)	2,845	128,992
Ulta Beauty, Inc.*	454	176,660
Union Pacific Corp.	5,750	1,417,260
United Airlines Holdings, Inc.*	3,013	171,922
United Parcel Service, Inc., Class B	6,891	939,519
United Rentals, Inc.	627	507,701
UnitedHealth Group, Inc.	8,716	5,096,071
Universal Health Services, Inc., Class B	550	125,956
US Bancorp	14,633	669,167
Valero Energy Corp.	3,005	405,765
Ventas, Inc. (REIT)	3,791	243,117
Veralto Corp.	2,363	264,325
VeriSign, Inc.*	802	152,348
Verisk Analytics, Inc.	1,333	357,191
Verizon Communications, Inc.	39,734	1,784,454
Vertex Pharmaceuticals, Inc.*	2,436	1,132,935
Viatris, Inc.	10,901	126,561
VICI Properties, Inc. (REIT), Class A	9,883	329,203
Visa, Inc., Class A	40,043	11,009,823
Vistra Corp.	3,300	391,182
Vulcan Materials Co.	1,260	315,542
W.R. Berkley Corp.	2,986	169,396
W.W. Grainger, Inc.	416	432,145
Walgreens Boots Alliance, Inc.	6,864	61,501
Walmart, Inc.	40,980	3,309,135
Walt Disney Co. (The)	17,119	1,646,677
Warner Bros Discovery, Inc.*	20,920	172,590
Waste Management, Inc.	3,431	712,276
Waters Corp.*	578	208,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
WEC Energy Group, Inc.	2,930	$281,807
Wells Fargo & Co.	32,129	1,814,967
Welltower, Inc. (REIT)	5,462	699,300
West Pharmaceutical Services, Inc.	692	207,711
Western Digital Corp.*	3,061	209,036
Westinghouse Air Brake Technologies Corp.	1,609	292,468
Weyerhaeuser Co. (REIT)	6,756	228,758
Williams Cos., Inc. (The)	11,343	517,808
Willis Towers Watson plc	974	286,872
Wynn Resorts Ltd.	902	86,484
Xcel Energy, Inc.	5,431	354,644
Xylem, Inc.	2,301	310,704
Yum! Brands, Inc.	2,674	373,585
Zebra Technologies Corp., Class A*	483	178,865
Zimmer Biomet Holdings, Inc.	1,946	210,071
Zoetis, Inc.	7,048	1,377,038

		655,635,791

Total Common Stocks (80.4%) (Cost $605,563,755)		1,438,597,347

SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	700,000	700,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	6,631,359	6,631,359
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	81,723,265	81,772,298
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		91,803,657

Total Short-Term Investments (5.1%) (Cost $91,782,746)		91,803,657

Total Investments in Securities (85.5%) (Cost $697,346,501)		1,530,401,004
Other Assets Less Liabilities (14.5%)		259,944,851

Net Assets (100%)		$1,790,345,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $17,400,292 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $17,731,067. This was collateralized by $8,659,413 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/24/24 – 5/15/54 and by cash of $10,031,359 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Information Technology	$329,873,335	18.4%
Financials	249,508,695	13.9
Consumer Discretionary	165,934,334	9.3
Industrials	164,425,570	9.2
Health Care	150,495,799	8.4
Communication Services	136,210,181	7.6
Investment Companies	91,803,657	5.1
Consumer Staples	86,810,721	4.9
Materials	54,308,063	3.0
Real Estate	37,366,174	2.1
Energy	37,077,328	2.1
Utilities	26,587,147	1.5
Cash and Other	259,944,851	14.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	3,717	680,411	—	(108,778)	82,381	33,073	687,087	19,522	—
Capital Markets
BlackRock, Inc.	1,315	1,237,995	—	(173,945)	131,434	53,122	1,248,606	21,502	—

Total		1,918,406	—	(282,723)	213,815	86,195	1,935,693	41,024	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,220	12/2024	EUR	68,309,563	2,153,236
FTSE 100 Index	379	12/2024	GBP	41,998,165	(187,926)
S&P 500 E-Mini Index	622	12/2024	USD	180,823,175	4,190,760
SPI 200 Index	120	12/2024	AUD	17,227,059	268,426
TOPIX Index	230	12/2024	JPY	42,367,368	1,423,548

					7,848,044

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,415,868	USD	1,629,090	HSBC Bank plc	12/20/2024	42,469
EUR	5,726,476	USD	6,394,200	HSBC Bank plc	12/20/2024	1,110
GBP	3,027,801	USD	3,996,834	HSBC Bank plc	12/20/2024	50,431
USD	346,895	JPY	49,038,395	Citibank NA	12/20/2024	1,906
USD	825,387	JPY	116,642,099	Deutsche Bank AG	12/20/2024	4,801

Total unrealized appreciation						100,717

JPY	557,289,579	USD	4,018,442	HSBC Bank plc	12/20/2024	(97,865)
USD	539,355	EUR	483,399	Deutsche Bank AG	12/20/2024	(504)

Total unrealized depreciation						(98,369)

Net unrealized appreciation						2,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$34,405,560	$—	$34,405,560
Austria	—	1,042,138	—	1,042,138
Belgium	—	3,477,234	170,767	3,648,001
Brazil	20,485,838	137,877	—	20,623,715
Burkina Faso	—	118,861	—	118,861
Canada	1,659,219	—	—	1,659,219
Chile	—	3,386,088	—	3,386,088
China	13,434,918	55,916,774	—	69,351,692
Denmark	—	25,495,503	—	25,495,503
Finland	—	4,576,939	—	4,576,939
France	—	61,615,531	—	61,615,531
Germany	—	50,642,635	—	50,642,635
Hong Kong	268,571	8,114,452	—	8,383,023
India	7,352,751	81,832,556	—	89,185,307
Indonesia	—	8,200,426	—	8,200,426
Ireland	2,979,002	1,332,461	—	4,311,463
Israel	3,847,548	1,598,170	—	5,445,718
Italy	—	14,841,329	—	14,841,329
Japan	—	111,319,054	—	111,319,054
Jordan	—	109,861	—	109,861
Luxembourg	—	524,872	—	524,872
Macau	—	440,242	—	440,242
Malaysia	—	3,540,768	—	3,540,768
Mexico	9,865,087	—	—	9,865,087
Netherlands	—	24,141,222	—	24,141,222
New Zealand	—	1,149,032	—	1,149,032
Norway	—	2,326,078	—	2,326,078
Poland	—	5,989,204	—	5,989,204
Portugal	—	708,123	—	708,123
Singapore	1,065,345	5,780,063	—	6,845,408
South Africa	—	12,089,905	—	12,089,905
South Korea	—	23,851,163	—	23,851,163
Spain	—	15,517,898	—	15,517,898
Sweden	—	28,983,233	—	28,983,233
Switzerland	—	30,267,800	—	30,267,800
Taiwan	—	48,632,890	—	48,632,890
Thailand	—	1,753,509	—	1,753,509
United Kingdom	416,981	47,556,078	—	47,973,059
United States	616,393,047	39,242,744	—	655,635,791
Forward Currency Contracts	—	100,717	—	100,717
Futures	8,035,970	—	—	8,035,970
Short-Term Investments
Investment Companies	91,803,657	—	—	91,803,657

Total Assets	$777,607,934	$760,758,990	$170,767	$1,538,537,691

Liabilities:
Forward Currency Contracts	$—	$(98,369)	$—	$(98,369)
Futures	(187,926)	—	—	(187,926)

Total Liabilities	$(187,926)	$(98,369)	$—	$(286,295)

Total	$777,420,008	$760,660,621	$170,767	$1,538,251,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$864,066,093
Aggregate gross unrealized depreciation	(42,289,973)

Net unrealized appreciation	$821,776,120

Federal income tax cost of investments in securities and derivative instruments, if applicable	$716,475,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.1%)
iShares Core S&P 500 ETF	38,800	$22,380,616
SPDR S&P 500 ETF Trust	235,252	134,978,188
Vanguard S&P 500 ETF	41,900	22,109,373

Total Equity		179,468,177

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	2,005,000	167,918,750

Total Exchange Traded Funds (62.1%) (Cost $289,584,052)		347,386,927

SHORT-TERM INVESTMENTS:
Investment Companies (47.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	14,000,000	14,000,000
Fidelity Government Portfolio, Institutional Shares 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Funds - Government Fund 4.84% (7 day yield) ‡	42,744,041	42,744,041
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.80% (7 day yield) ‡	38,745,557	38,745,557
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.77% (7 day yield) ‡	40,741,487	40,741,487
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	34,657,040	34,657,040
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	76,598,282	76,644,241
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	10,000,000	10,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		267,532,366

Total Short-Term Investments (47.9%) (Cost $267,515,466)		267,532,366

Total Investments in Securities (110.0%) (Cost $557,099,518)		614,919,293
Other Assets Less Liabilities (-10.0%)		(55,809,478)

Net Assets (100%)		$559,109,815

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $67,134,000. This was collateralized by cash of $68,657,040 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 4.84% (7 day yield)	42,744,041	30,649,498	12,094,543	—	—	—	42,744,041	1,420,893	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.80% (7 day yield)	38,745,557	26,794,345	11,951,212	—	—	—	38,745,557	1,259,015	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.77% (7 day yield)	40,741,487	28,721,259	12,020,228	—	—	—	40,741,487	1,342,566	—

Total		86,165,102	36,065,983	—	—	—	122,231,085	4,022,474	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	864	12/2024	EUR	48,376,608	1,566,897
FTSE 100 Index	295	12/2024	GBP	32,689,865	(344,576)
Russell 2000 E-Mini Index	300	12/2024	USD	33,738,000	625,620
S&P 500 E-Mini Index	48	12/2024	USD	13,954,200	275,779
S&P Midcap 400 E-Mini Index	155	12/2024	USD	48,803,300	1,259,628
TOPIX Index	175	12/2024	JPY	32,236,041	1,117,278

					4,500,626

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$347,386,927	$—	$—	$347,386,927
Futures	4,845,202	—	—	4,845,202
Short-Term Investments
Investment Companies	267,532,366	—	—	267,532,366

Total Assets	$619,764,495	$—	$—	$619,764,495

Liabilities:
Futures	$(344,576)	$—	$—	$(344,576)

Total Liabilities	$(344,576)	$—	$—	$(344,576)

Total	$619,419,919	$—	$—	$619,419,919

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,740,356
Aggregate gross unrealized depreciation	(1,888,660)

Net unrealized appreciation	$57,851,696

Federal income tax cost of investments in securities and derivative instruments, if applicable	$561,568,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Entertainment (1.0%)
Electronic Arts, Inc.	10,844	$1,555,464

Media (0.8%)
Omnicom Group, Inc.	12,649	1,307,780

Total Communication Services		2,863,244

Consumer Discretionary (7.5%)
Hotels, Restaurants & Leisure (1.9%)
Domino’s Pizza, Inc.	1,663	715,323
Red Rock Resorts, Inc., Class A	16,788	913,939
Royal Caribbean Cruises Ltd.	8,099	1,436,438

		3,065,700

Household Durables (1.5%)
Lennar Corp., Class A	13,267	2,487,297

Specialty Retail (4.1%)
Foot Locker, Inc.	47,960	1,239,286
RH*	1,345	449,808
Ross Stores, Inc.	11,721	1,764,128
Ulta Beauty, Inc.*	4,422	1,720,689
Wayfair, Inc., Class A(x)*	25,638	1,440,343

		6,614,254

Total Consumer Discretionary		12,167,251

Consumer Staples (4.2%)
Beverages (1.7%)
Coca-Cola Europacific Partners plc	20,708	1,630,755
Constellation Brands, Inc., Class A	4,233	1,090,802

		2,721,557

Consumer Staples Distribution & Retail (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	14,008	1,155,380
Performance Food Group Co.*	16,759	1,313,402

		2,468,782

Food Products (1.0%)
Kraft Heinz Co. (The)	46,680	1,638,935

Total Consumer Staples		6,829,274

Energy (5.2%)
Oil, Gas & Consumable Fuels (5.2%)
Chesapeake Energy Corp.(x)	10,326	849,313
Diamondback Energy, Inc.	12,200	2,103,280
DT Midstream, Inc.	16,486	1,296,789
Marathon Oil Corp.	62,003	1,651,140
Permian Resources Corp.	65,640	893,360
Phillips 66	12,108	1,591,597

Total Energy		8,385,479

Financials (16.9%)
Banks (4.9%)
Citizens Financial Group, Inc.	35,229	1,446,855
East West Bancorp, Inc.	18,887	1,562,710
Huntington Bancshares, Inc.	116,233	1,708,625
M&T Bank Corp.	11,161	1,987,997
Pinnacle Financial Partners, Inc.	13,846	1,356,493

		8,062,680

Capital Markets (2.3%)
Nasdaq, Inc.	27,276	1,991,421
Raymond James Financial, Inc.	13,903	1,702,561

		3,693,982

Financial Services (3.0%)
Fidelity National Information Services, Inc.	45,063	3,774,026
Voya Financial, Inc.	14,630	1,158,989

		4,933,015

Insurance (6.7%)
Allstate Corp. (The)	14,954	2,836,026
American Financial Group, Inc.	8,689	1,169,540
Arch Capital Group Ltd.*	13,663	1,528,617
Arthur J Gallagher & Co.	5,379	1,513,489
Globe Life, Inc.	8,411	890,809
Prudential Financial, Inc.	7,631	924,114
Unum Group	33,637	1,999,383

		10,861,978

Total Financials		27,551,655

Health Care (8.0%)
Biotechnology (1.4%)
Biogen, Inc.*	7,116	1,379,366
Roivant Sciences Ltd.*	84,867	979,365

		2,358,731

Health Care Equipment & Supplies (2.7%)
Cooper Cos., Inc. (The)*	22,704	2,505,159
Zimmer Biomet Holdings, Inc.	17,819	1,923,561

		4,428,720

Health Care Providers & Services (2.0%)
Cencora, Inc.	8,157	1,835,978
Humana, Inc.	4,291	1,359,131

		3,195,109

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	5,708	847,524
Mettler-Toledo International, Inc.*	1,506	2,258,548

		3,106,072

Total Health Care		13,088,632

Industrials (19.1%)
Aerospace & Defense (2.3%)
L3Harris Technologies, Inc.	8,151	1,938,878
Woodward, Inc.	10,627	1,822,637

		3,761,515

Construction & Engineering (0.4%)
Comfort Systems USA, Inc.	1,645	642,126

Electrical Equipment (5.2%)
AMETEK, Inc.	15,452	2,653,263
GE Vernova, Inc.*	16,882	4,304,572
Rockwell Automation, Inc.	5,965	1,601,364

		8,559,199

Ground Transportation (1.0%)
Old Dominion Freight Line, Inc.	4,439	881,763
Saia, Inc.*	1,887	825,110

		1,706,873

Machinery (6.2%)
Fortive Corp.	31,374	2,476,350
IDEX Corp.	7,023	1,506,433
Ingersoll Rand, Inc.	20,699	2,031,814
ITT, Inc.	8,679	1,297,597
Stanley Black & Decker, Inc.	15,385	1,694,350
Xylem, Inc.	7,630	1,030,279

		10,036,823

Passenger Airlines (1.5%)
United Airlines Holdings, Inc.*	41,685	2,378,546

Trading Companies & Distributors (2.5%)
Fastenal Co.	26,542	1,895,630
United Rentals, Inc.	2,689	2,177,364

		4,072,994

Total Industrials		31,158,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (7.0%)
Electronic Equipment, Instruments & Components (1.8%)
Keysight Technologies, Inc.*	7,176	$1,140,482
Zebra Technologies Corp., Class A*	5,012	1,856,044

		2,996,526

Semiconductors & Semiconductor Equipment (2.6%)
Marvell Technology, Inc.	39,679	2,861,649
MKS Instruments, Inc.	11,946	1,298,650

		4,160,299

Software (1.3%)
Dynatrace, Inc.*	15,150	810,070
Klaviyo, Inc., Class A(x)*	37,844	1,338,921

		2,148,991

Technology Hardware, Storage & Peripherals (1.3%)
Hewlett Packard Enterprise Co.	99,804	2,041,990

Total Information Technology		11,347,806

Materials (8.6%)
Chemicals (3.5%)
Ashland, Inc.	26,130	2,272,526
Celanese Corp.	9,540	1,297,059
RPM International, Inc.	18,175	2,199,175

		5,768,760

Construction Materials (1.0%)
Martin Marietta Materials, Inc.	3,035	1,633,589

Containers & Packaging (2.3%)
Avery Dennison Corp.	7,196	1,588,589
Ball Corp.	30,784	2,090,541

		3,679,130

Metals & Mining (1.8%)
Steel Dynamics, Inc.	23,005	2,900,470

Total Materials		13,981,949

Real Estate (9.1%)
Health Care REITs (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	12,885	1,530,093
Ventas, Inc. (REIT)	13,683	877,491

		2,407,584

Residential REITs (3.4%)
American Homes 4 Rent (REIT), Class A	25,605	982,976
AvalonBay Communities, Inc. (REIT)	13,234	2,980,959
Equity LifeStyle Properties, Inc. (REIT)	23,036	1,643,388

		5,607,323

Specialized REITs (4.2%)
Digital Realty Trust, Inc. (REIT)	9,213	1,490,940
Extra Space Storage, Inc. (REIT)	11,793	2,124,981
VICI Properties, Inc. (REIT), Class A	94,363	3,143,231

		6,759,152

Total Real Estate		14,774,059

Utilities (10.4%)
Electric Utilities (2.7%)
Eversource Energy	32,528	2,213,530
NRG Energy, Inc.	4,522	411,954
PG&E Corp.	89,563	1,770,661

		4,396,145

Independent Power and Renewable Electricity Producers (1.9%)
AES Corp. (The)	123,479	2,476,989
Vistra Corp.	5,423	642,843

		3,119,832

Multi-Utilities (5.8%)
CenterPoint Energy, Inc.	72,393	2,129,802
CMS Energy Corp.	28,807	2,034,638
NiSource, Inc.	94,325	3,268,361
Public Service Enterprise Group, Inc.	22,602	2,016,325

		9,449,126

Total Utilities		16,965,103

Total Common Stocks (97.8%) (Cost $129,382,190)		159,112,528

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	668,857	668,857
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	634,779	635,160

Total Investment Companies		1,704,017

Total Short-Term Investments (1.0%) (Cost $1,704,017)		1,704,017

Total Investments in Securities (98.8%) (Cost $131,086,207)		160,816,545
Other Assets Less Liabilities (1.2%)		1,941,960

Net Assets (100%)		$162,758,505

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $3,071,589. This was collateralized by $2,077,227 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 11/21/24 – 5/15/54 and by cash of $1,068,857 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,863,244	$—	$—	$2,863,244
Consumer Discretionary	12,167,251	—	—	12,167,251
Consumer Staples	6,829,274	—	—	6,829,274
Energy	8,385,479	—	—	8,385,479
Financials	27,551,655	—	—	27,551,655
Health Care	13,088,632	—	—	13,088,632
Industrials	31,158,076	—	—	31,158,076
Information Technology	11,347,806	—	—	11,347,806
Materials	13,981,949	—	—	13,981,949
Real Estate	14,774,059	—	—	14,774,059
Utilities	16,965,103	—	—	16,965,103
Short-Term Investments
Investment Companies	1,704,017	—	—	1,704,017

Total Assets	$160,816,545	$—	$—	$160,816,545

Total Liabilities	$—	$—	$—	$—

Total	$160,816,545	$—	$—	$160,816,545

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,028,760
Aggregate gross unrealized depreciation	(2,403,262)

Net unrealized appreciation	$29,625,498

Federal income tax cost of investments in securities and derivative instruments, if applicable	$131,191,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	36,160	$795,520
Verizon Communications, Inc.	21,229	953,394

		1,748,914

Entertainment (0.3%)
Electronic Arts, Inc.	1,212	173,849
Live Nation Entertainment, Inc.*	790	86,497
Netflix, Inc.*	2,164	1,534,860
Take-Two Interactive Software, Inc.*	822	126,350
Walt Disney Co. (The)	9,146	879,754
Warner Bros Discovery, Inc.*	11,252	92,829

		2,894,139

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A	29,547	4,900,370
Alphabet, Inc., Class C	24,222	4,049,676
Match Group, Inc.*	1,301	49,230
Meta Platforms, Inc., Class A	11,018	6,307,144

		15,306,420

Media (0.2%)
Charter Communications, Inc., Class A*	489	158,475
Comcast Corp., Class A	19,481	813,721
Fox Corp., Class A	1,133	47,960
Fox Corp., Class B	665	25,802
Interpublic Group of Cos., Inc. (The)	1,894	59,907
News Corp., Class A	1,908	50,810
News Corp., Class B	566	15,820
Omnicom Group, Inc.	987	102,046
Paramount Global, Class B	2,999	31,850

		1,306,391

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,471	509,915

Total Communication Services		21,765,779

Consumer Discretionary (3.1%)
Automobile Components (0.0%)†
Aptiv plc*	1,340	96,494
BorgWarner, Inc.	1,149	41,697

		138,191

Automobiles (0.5%)
Ford Motor Co.	19,690	207,926
General Motors Co.	5,668	254,153
Tesla, Inc.*	13,992	3,660,727

		4,122,806

Broadline Retail (1.1%)
Amazon.com, Inc.*	47,107	8,777,448
eBay, Inc.	2,466	160,561

		8,938,009

Distributors (0.1%)
Genuine Parts Co.	703	98,195
LKQ Corp.	1,328	53,014
Pool Corp.	193	72,722

		223,931

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	2,219	281,391
Booking Holdings, Inc.	169	711,848
Caesars Entertainment, Inc.*	1,091	45,538
Carnival Corp.*	5,095	94,156
Chipotle Mexican Grill, Inc.*	6,906	397,924
Darden Restaurants, Inc.	597	97,986
Domino’s Pizza, Inc.	176	75,705
Expedia Group, Inc.*	629	93,105
Hilton Worldwide Holdings, Inc.	1,243	286,511
Las Vegas Sands Corp.	1,783	89,756
Marriott International, Inc., Class A	1,178	292,851
McDonald’s Corp.	3,618	1,101,717
MGM Resorts International*	1,164	45,501
Norwegian Cruise Line Holdings Ltd.*	2,217	45,471
Royal Caribbean Cruises Ltd.	1,194	211,768
Starbucks Corp.	5,715	557,155
Wynn Resorts Ltd.	472	45,255
Yum! Brands, Inc.	1,418	198,109

		4,671,747

Household Durables (0.1%)
DR Horton, Inc.	1,480	282,340
Garmin Ltd.	775	136,423
Lennar Corp., Class A	1,219	228,538
Mohawk Industries, Inc.*	264	42,419
NVR, Inc.*	16	156,989
PulteGroup, Inc.	1,047	150,276

		996,985

Leisure Products (0.0%)†
Hasbro, Inc.	661	47,804

Specialty Retail (0.6%)
AutoZone, Inc.*	86	270,903
Bath & Body Works, Inc.	1,126	35,942
Best Buy Co., Inc.	990	102,267
CarMax, Inc.*	787	60,898
Home Depot, Inc. (The)	5,001	2,026,405
Lowe’s Cos., Inc.	2,874	778,423
O’Reilly Automotive, Inc.*	293	337,419
Ross Stores, Inc.	1,682	253,158
TJX Cos., Inc. (The)	5,699	669,860
Tractor Supply Co.	544	158,266
Ulta Beauty, Inc.*	241	93,778

		4,787,319

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	769	122,617
Lululemon Athletica, Inc.*	580	157,383
NIKE, Inc., Class B	6,059	535,615
Ralph Lauren Corp.	202	39,162
Tapestry, Inc.	1,161	54,544

		909,321

Total Consumer Discretionary		24,836,113

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	924	45,461
Coca-Cola Co. (The)	19,561	1,405,654
Constellation Brands, Inc., Class A	790	203,575
Keurig Dr Pepper, Inc.	5,334	199,918
Molson Coors Beverage Co., Class B	886	50,963
Monster Beverage Corp.*	3,557	185,569
PepsiCo, Inc.	6,927	1,177,936

		3,269,076

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	2,236	1,982,259
Dollar General Corp.	1,109	93,788
Dollar Tree, Inc.*	1,019	71,656
Kroger Co. (The)	3,349	191,898
Sysco Corp.	2,480	193,589
Target Corp.	2,333	363,621
Walgreens Boots Alliance, Inc.	3,613	32,372
Walmart, Inc.	21,904	1,768,748

		4,697,931

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,411	144,033
Bunge Global SA	714	69,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell Soup Co.	994	$48,626
Conagra Brands, Inc.	2,416	78,568
General Mills, Inc.	2,807	207,297
Hershey Co. (The)	745	142,876
Hormel Foods Corp.	1,466	46,472
J M Smucker Co. (The)	537	65,031
Kellanova	1,353	109,201
Kraft Heinz Co. (The)	4,451	156,275
Lamb Weston Holdings, Inc.	725	46,937
McCormick & Co., Inc. (Non- Voting)	1,271	104,603
Mondelez International, Inc., Class A	6,736	496,241
Tyson Foods, Inc., Class A	1,441	85,826

		1,800,987

Household Products (0.4%)
Church & Dwight Co., Inc.	1,235	129,329
Clorox Co. (The)	625	101,819
Colgate-Palmolive Co.	4,121	427,801
Kimberly-Clark Corp.	1,699	241,734
Procter & Gamble Co. (The)	11,872	2,056,230

		2,956,913

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,175	117,136
Kenvue, Inc.	9,658	223,389

		340,525

Tobacco (0.2%)
Altria Group, Inc.	8,605	439,199
Philip Morris International, Inc.	7,841	951,898

		1,391,097

Total Consumer Staples		14,456,529

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,010	181,111
Halliburton Co.	4,452	129,331
Schlumberger NV	7,161	300,404

		610,846

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	1,865	45,618
Chevron Corp.	8,578	1,263,282
ConocoPhillips	5,856	616,520
Coterra Energy, Inc.	3,728	89,286
Devon Energy Corp.	3,158	123,541
Diamondback Energy, Inc.	945	162,918
EOG Resources, Inc.	2,867	352,440
EQT Corp.	2,996	109,773
Exxon Mobil Corp.	22,405	2,626,314
Hess Corp.	1,394	189,305
Kinder Morgan, Inc.	9,738	215,112
Marathon Oil Corp.	2,821	75,123
Marathon Petroleum Corp.	1,688	274,992
Occidental Petroleum Corp.	3,396	175,030
ONEOK, Inc.	2,945	268,378
Phillips 66	2,111	277,491
Targa Resources Corp.	1,105	163,551
Valero Energy Corp.	1,616	218,209
Williams Cos., Inc. (The)	6,147	280,611

		7,527,494

Total Energy		8,138,340

Financials (3.8%)
Banks (0.9%)
Bank of America Corp.	34,045	1,350,906
Citigroup, Inc.	9,621	602,275
Citizens Financial Group, Inc.	2,261	92,859
Fifth Third Bancorp	3,413	146,213
Huntington Bancshares, Inc.	7,325	107,677
JPMorgan Chase & Co.	14,348	3,025,419
KeyCorp	4,681	78,407
M&T Bank Corp.	842	149,977
PNC Financial Services Group, Inc. (The)	2,005	370,624
Regions Financial Corp.	4,615	107,668
Truist Financial Corp.	6,753	288,826
US Bancorp	7,869	359,849
Wells Fargo & Co.	17,165	969,651

		7,650,351

Capital Markets (0.8%)
Ameriprise Financial, Inc.	495	232,556
Bank of New York Mellon Corp. (The)	3,722	267,463
BlackRock, Inc.	702	666,556
Blackstone, Inc.	3,631	556,015
Cboe Global Markets, Inc.	528	108,171
Charles Schwab Corp. (The)	7,534	488,279
CME Group, Inc.	1,816	400,700
FactSet Research Systems, Inc.	192	88,291
Franklin Resources, Inc.	1,556	31,353
Intercontinental Exchange, Inc.	2,895	465,053
Invesco Ltd.	2,269	39,844
KKR & Co., Inc.	3,401	444,103
MarketAxess Holdings, Inc.	190	48,678
Moody’s Corp.	790	374,926
Morgan Stanley	6,282	654,836
MSCI, Inc.	397	231,423
Nasdaq, Inc.	2,087	152,372
Northern Trust Corp.	1,017	91,561
Raymond James Financial, Inc.	935	114,500
S&P Global, Inc.	1,615	834,341
State Street Corp.	1,506	133,236
T. Rowe Price Group, Inc.	1,123	122,328

		6,546,585

Consumer Finance (0.2%)
American Express Co.	2,832	768,038
Capital One Financial Corp.	1,926	288,380
Discover Financial Services	1,266	177,607
Synchrony Financial	1,993	99,411

		1,333,436

Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	9,238	4,251,882
Corpay, Inc.*	350	109,466
Fidelity National Information Services, Inc.	2,751	230,396
Fiserv, Inc.*	2,903	521,524
Global Payments, Inc.	1,283	131,405
Jack Henry & Associates, Inc.	368	64,967
Mastercard, Inc., Class A	4,161	2,054,702
PayPal Holdings, Inc.*	5,156	402,322
Visa, Inc., Class A	8,424	2,316,179

		10,082,843

Insurance (0.7%)
Aflac, Inc.	2,542	284,196
Allstate Corp. (The)	1,332	252,614
American International Group, Inc.	3,247	237,778
Aon plc, Class A	1,096	379,205
Arch Capital Group Ltd.*	1,889	211,341
Arthur J Gallagher & Co.	1,105	310,914
Assurant, Inc.	261	51,902
Brown & Brown, Inc.	1,194	123,698
Chubb Ltd.	1,894	546,211
Cincinnati Financial Corp.	788	107,263
Erie Indemnity Co., Class A	126	68,017
Everest Group Ltd.	218	85,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Globe Life, Inc.	453	$47,977
Hartford Financial Services Group, Inc. (The)	1,478	173,828
Loews Corp.	919	72,647
Marsh & McLennan Cos., Inc.	2,480	553,263
MetLife, Inc.	2,967	244,718
Principal Financial Group, Inc.	1,074	92,257
Progressive Corp. (The)	2,954	749,607
Prudential Financial, Inc.	1,800	217,980
Travelers Cos., Inc. (The)	1,149	269,004
W.R. Berkley Corp.	1,516	86,003
Willis Towers Watson plc	512	150,799

		5,316,641

Total Financials		30,929,856

Health Care (3.5%)
Biotechnology (0.6%)
AbbVie, Inc.	8,908	1,759,152
Amgen, Inc.	2,710	873,189
Biogen, Inc.*	735	142,472
Gilead Sciences, Inc.	6,279	526,431
Incyte Corp.*	806	53,277
Moderna, Inc.*	1,706	114,012
Regeneron Pharmaceuticals, Inc.*	535	562,414
Vertex Pharmaceuticals, Inc.*	1,302	605,534

		4,636,481

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	8,774	1,000,324
Align Technology, Inc.*	354	90,029
Baxter International, Inc.	2,573	97,697
Becton Dickinson & Co.	1,458	351,524
Boston Scientific Corp.*	7,426	622,299
Cooper Cos., Inc. (The)*	1,004	110,781
Dexcom, Inc.*	2,021	135,488
Edwards Lifesciences Corp.*	3,038	200,478
GE HealthCare Technologies, Inc.	2,303	216,137
Hologic, Inc.*	1,171	95,390
IDEXX Laboratories, Inc.*	415	209,666
Insulet Corp.*	354	82,393
Intuitive Surgical, Inc.*	1,789	878,882
Medtronic plc	6,468	582,314
ResMed, Inc.	741	180,893
Solventum Corp.*	697	48,595
STERIS plc	497	120,542
Stryker Corp.	1,729	624,618
Teleflex, Inc.	238	58,862
Zimmer Biomet Holdings, Inc.	1,027	110,865

		5,817,777

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	1,230	135,939
Cencora, Inc.	880	198,070
Centene Corp.*	2,653	199,718
Cigna Group (The)	1,410	488,480
CVS Health Corp.	6,344	398,911
DaVita, Inc.*	233	38,196
Elevance Health, Inc.	1,169	607,880
HCA Healthcare, Inc.	937	380,825
Henry Schein, Inc.*	639	46,583
Humana, Inc.	607	192,261
Labcorp Holdings, Inc.	423	94,532
McKesson Corp.	654	323,351
Molina Healthcare, Inc.*	296	101,990
Quest Diagnostics, Inc.	561	87,095
UnitedHealth Group, Inc.	4,657	2,722,855
Universal Health Services, Inc., Class B	300	68,703

		6,085,389

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,471	218,414
Bio-Techne Corp.	795	63,544
Charles River Laboratories International, Inc.*	260	51,212
Danaher Corp.	3,242	901,341
IQVIA Holdings, Inc.*	873	206,875
Mettler-Toledo International, Inc.*	107	160,468
Revvity, Inc.	622	79,460
Thermo Fisher Scientific, Inc.	1,926	1,191,366
Waters Corp.*	299	107,607
West Pharmaceutical Services, Inc.	366	109,859

		3,090,146

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	10,224	528,990
Catalent, Inc.*	913	55,301
Eli Lilly and Co.	3,978	3,524,269
Johnson & Johnson	12,140	1,967,408
Merck & Co., Inc.	12,783	1,451,638
Pfizer, Inc.	28,577	827,018
Viatris, Inc.	6,019	69,881
Zoetis, Inc.	2,285	446,443

		8,870,948

Total Health Care		28,500,741

Industrials (2.6%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	362	144,655
Boeing Co. (The)*	2,952	448,822
General Dynamics Corp.	1,300	392,860
General Electric Co.	5,468	1,031,155
Howmet Aerospace, Inc.	2,058	206,315
Huntington Ingalls Industries, Inc.	198	52,347
L3Harris Technologies, Inc.	957	227,642
Lockheed Martin Corp.	1,070	625,479
Northrop Grumman Corp.	693	365,953
RTX Corp.	6,708	812,741
Textron, Inc.	945	83,708
TransDigm Group, Inc.	283	403,878

		4,795,555

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	591	65,229
Expeditors International of Washington, Inc.	712	93,557
FedEx Corp.	1,137	311,174
United Parcel Service, Inc., Class B	3,694	503,640

		973,600

Building Products (0.2%)
A.O. Smith Corp.	605	54,347
Allegion plc	439	63,980
Builders FirstSource, Inc.*	587	113,796
Carrier Global Corp.	4,234	340,794
Johnson Controls International plc	3,369	261,468
Masco Corp.	1,101	92,418
Trane Technologies plc	1,138	442,375

		1,369,178

Commercial Services & Supplies (0.2%)
Cintas Corp.	1,728	355,761
Copart, Inc.*	4,416	231,398
Republic Services, Inc.	1,030	206,865
Rollins, Inc.	1,417	71,672
Veralto Corp.	1,246	139,378
Waste Management, Inc.	1,842	382,399

		1,387,473

Construction & Engineering (0.0%)†
Quanta Services, Inc.	743	221,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.2%)
AMETEK, Inc.	1,168	$200,557
Eaton Corp. plc	2,008	665,531
Emerson Electric Co.	2,888	315,861
GE Vernova, Inc.*	1,386	353,402
Generac Holdings, Inc.*	303	48,141
Hubbell, Inc., Class B	271	116,083
Rockwell Automation, Inc.	572	153,559

		1,853,134

Ground Transportation (0.3%)
CSX Corp.	9,777	337,600
JB Hunt Transport Services, Inc.	406	69,966
Norfolk Southern Corp.	1,140	283,290
Old Dominion Freight Line, Inc.	951	188,907
Uber Technologies, Inc.*	10,595	796,320
Union Pacific Corp.	3,072	757,186

		2,433,269

Industrial Conglomerates (0.1%)
3M Co.	2,770	378,659
Honeywell International, Inc.	3,284	678,836

		1,057,495

Machinery (0.5%)
Caterpillar, Inc.	2,445	956,288
Cummins, Inc.	691	223,739
Deere & Co.	1,292	539,190
Dover Corp.	693	132,876
Fortive Corp.	1,767	139,469
IDEX Corp.	382	81,939
Illinois Tool Works, Inc.	1,363	357,201
Ingersoll Rand, Inc.	2,035	199,755
Nordson Corp.	274	71,961
Otis Worldwide Corp.	2,020	209,959
PACCAR, Inc.	2,644	260,910
Parker-Hannifin Corp.	648	409,419
Pentair plc	835	81,655
Snap-on, Inc.	266	77,063
Stanley Black & Decker, Inc.	776	85,461
Westinghouse Air Brake Technologies Corp.	883	160,503
Xylem, Inc.	1,225	165,412

		4,152,800

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	3,234	164,255
Southwest Airlines Co.	3,022	89,542
United Airlines Holdings, Inc.*	1,658	94,605

		348,402

Professional Services (0.2%)
Automatic Data Processing, Inc.	2,057	569,234
Broadridge Financial Solutions, Inc.	589	126,653
Dayforce, Inc.(x)*	797	48,816
Equifax, Inc.	624	183,369
Jacobs Solutions, Inc.	635	83,121
Leidos Holdings, Inc.	679	110,677
Paychex, Inc.	1,616	216,851
Paycom Software, Inc.	245	40,810
Verisk Analytics, Inc.	718	192,395

		1,571,926

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,888	206,261
United Rentals, Inc.	336	272,069
W.W. Grainger, Inc.	224	232,694

		711,024

Total Industrials		20,875,381

Information Technology (9.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,299	498,582
Cisco Systems, Inc.	20,317	1,081,270
F5, Inc.*	294	64,739
Juniper Networks, Inc.	1,660	64,707
Motorola Solutions, Inc.	841	378,139

		2,087,437

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	6,073	395,717
CDW Corp.	674	152,526
Corning, Inc.	3,884	175,362
Jabil, Inc.	572	68,543
Keysight Technologies, Inc.*	880	139,858
Teledyne Technologies, Inc.*	236	103,288
Trimble, Inc.*	1,232	76,495
Zebra Technologies Corp., Class A*	260	96,283

		1,208,072

IT Services (0.4%)
Accenture plc, Class A	3,159	1,116,643
Akamai Technologies, Inc.*	764	77,126
Amentum Holdings, Inc.*	635	20,479
Cognizant Technology Solutions Corp., Class A	2,500	192,950
EPAM Systems, Inc.*	287	57,122
Gartner, Inc.*	389	197,130
GoDaddy, Inc., Class A*	711	111,470
International Business Machines Corp.	4,645	1,026,917
TE Connectivity plc	1,554	234,638
VeriSign, Inc.*	423	80,353

		3,114,828

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	8,162	1,339,221
Analog Devices, Inc.	2,502	575,885
Applied Materials, Inc.	4,175	843,559
Broadcom, Inc.	23,475	4,049,437
Enphase Energy, Inc.*	683	77,193
First Solar, Inc.*	540	134,698
Intel Corp.	21,519	504,836
KLA Corp.	678	525,050
Lam Research Corp.	657	536,165
Microchip Technology, Inc.	2,706	217,265
Micron Technology, Inc.	5,592	579,946
Monolithic Power Systems, Inc.	246	227,427
NVIDIA Corp.	124,058	15,065,603
NXP Semiconductors NV	1,285	308,413
ON Semiconductor Corp.*	2,160	156,838
Qorvo, Inc.*	478	49,377
QUALCOMM, Inc.	5,618	955,341
Skyworks Solutions, Inc.	805	79,510
Teradyne, Inc.	823	110,224
Texas Instruments, Inc.	4,605	951,255

		27,287,243

Software (3.1%)
Adobe, Inc.*	2,236	1,157,756
ANSYS, Inc.*	441	140,516
Autodesk, Inc.*	1,087	299,447
Cadence Design Systems, Inc.*	1,381	374,292
Crowdstrike Holdings, Inc., Class A*	1,164	326,467
Fair Isaac Corp.*	124	240,997
Fortinet, Inc.*	3,202	248,315
Gen Digital, Inc.	2,732	74,939
Intuit, Inc.	1,410	875,610
Microsoft Corp.	37,485	16,129,796
Oracle Corp.	8,061	1,373,594
Palantir Technologies, Inc., Class A*	10,156	377,803
Palo Alto Networks, Inc.*	1,633	558,159
PTC, Inc.*	606	109,480
Roper Technologies, Inc.	541	301,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce, Inc.	4,887	$1,337,621
ServiceNow, Inc.*	1,039	929,271
Synopsys, Inc.*	773	391,439
Tyler Technologies, Inc.*	215	125,500

		25,372,036

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	76,675	17,865,275
Dell Technologies, Inc., Class C	1,451	172,001
Hewlett Packard Enterprise Co.	6,554	134,095
HP, Inc.	4,935	177,018
NetApp, Inc.	1,037	128,080
Seagate Technology Holdings plc	1,059	115,992
Super Micro Computer, Inc.*	254	105,766
Western Digital Corp.*	1,647	112,474

		18,810,701

Total Information Technology		77,880,317

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,121	333,767
Albemarle Corp.(x)	593	56,163
Celanese Corp.	551	74,914
CF Industries Holdings, Inc.	910	78,078
Corteva, Inc.	3,491	205,236
Dow, Inc.	3,535	193,117
DuPont de Nemours, Inc.	2,105	187,577
Eastman Chemical Co.	590	66,050
Ecolab, Inc.	1,277	326,056
FMC Corp.	629	41,476
International Flavors & Fragrances, Inc.	1,289	135,255
Linde plc	2,424	1,155,909
LyondellBasell Industries NV, Class A	1,312	125,821
Mosaic Co. (The)	1,607	43,035
PPG Industries, Inc.	1,177	155,905
Sherwin-Williams Co. (The)	1,170	446,554

		3,624,913

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	308	165,781
Vulcan Materials Co.	666	166,787

		332,568

Containers & Packaging (0.1%)
Amcor plc	7,289	82,584
Avery Dennison Corp.	406	89,629
Ball Corp.	1,531	103,970
International Paper Co.	1,752	85,585
Packaging Corp. of America	450	96,930
Smurfit WestRock plc	2,488	122,957

		581,655

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	7,246	361,720
Newmont Corp.	5,787	309,315
Nucor Corp.	1,197	179,957
Steel Dynamics, Inc.	724	91,282

		942,274

Total Materials		5,481,410

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	785	93,219
Healthpeak Properties, Inc. (REIT)	3,549	81,166
Ventas, Inc. (REIT)	2,084	133,647
Welltower, Inc. (REIT)	2,918	373,591

		681,623

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,542	62,339

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,669	589,601

Office REITs (0.0%)†
BXP, Inc. (REIT)	733	58,977

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,519	189,085
CoStar Group, Inc.*	2,067	155,934

		345,019

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	716	161,279
Camden Property Trust (REIT)	538	66,459
Equity Residential (REIT)	1,721	128,146
Essex Property Trust, Inc. (REIT)	324	95,716
Invitation Homes, Inc. (REIT)	2,873	101,302
Mid-America Apartment Communities, Inc. (REIT)	589	93,592
UDR, Inc. (REIT)	1,514	68,645

		715,139

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	379	43,574
Kimco Realty Corp. (REIT)	3,400	78,948
Realty Income Corp. (REIT)	4,392	278,541
Regency Centers Corp. (REIT)	824	59,517
Simon Property Group, Inc. (REIT)	1,546	261,305

		721,885

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,356	547,911
Crown Castle, Inc. (REIT)	2,192	260,037
Digital Realty Trust, Inc. (REIT)	1,552	251,160
Equinix, Inc. (REIT)	479	425,175
Extra Space Storage, Inc. (REIT)	1,069	192,623
Iron Mountain, Inc. (REIT)	1,479	175,750
Public Storage (REIT)	794	288,913
SBA Communications Corp. (REIT)	542	130,459
VICI Properties, Inc. (REIT), Class A	5,281	175,910
Weyerhaeuser Co. (REIT)	3,668	124,199

		2,572,137

Total Real Estate		5,746,720

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,294	78,533
American Electric Power Co., Inc.	2,683	275,276
Constellation Energy Corp.	1,577	410,051
Duke Energy Corp.	3,893	448,863
Edison International	1,948	169,651
Entergy Corp.	1,078	141,876
Evergy, Inc.	1,160	71,932
Eversource Energy	1,802	122,626
Exelon Corp.	5,043	204,494
FirstEnergy Corp.	2,585	114,645
NextEra Energy, Inc.	10,361	875,815
NRG Energy, Inc.	1,041	94,835
PG&E Corp.	10,779	213,101
Pinnacle West Capital Corp.	573	50,762
PPL Corp.	3,720	123,058
Southern Co. (The)	5,514	497,252
Xcel Energy, Inc.	2,811	183,558

		4,076,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	783	$108,610

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,585	71,915
Vistra Corp.	1,733	205,430

		277,345

Multi-Utilities (0.2%)
Ameren Corp.	1,346	117,721
CenterPoint Energy, Inc.	3,287	96,704
CMS Energy Corp.	1,506	106,369
Consolidated Edison, Inc.	1,744	181,603
Dominion Energy, Inc.	4,231	244,509
DTE Energy Co.	1,044	134,060
NiSource, Inc.	2,262	78,378
Public Service Enterprise Group, Inc.	2,512	224,095
Sempra	3,193	267,031
WEC Energy Group, Inc.	1,594	153,311

		1,603,781

Water Utilities (0.0%)†
American Water Works Co., Inc.	983	143,754

Total Utilities		6,209,818

Total Common Stocks (30.3%) (Cost $119,084,795)		244,821,004

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (42.2%)
U.S. Treasury Notes
4.125%, 11/15/32	$331,810,000	341,037,703

Total Long-Term Debt Securities (42.2%) (Cost $326,964,658)		341,037,703

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $280)	274	480

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.2%)
Goldman Sachs Financial Square Funds - Government Fund 4.84% (7 day yield) ‡	38,547,984	38,547,984
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.80% (7 day yield) ‡	37,762,090	37,762,090
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.77% (7 day yield) ‡	37,367,944	37,367,944
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	37,644	37,644
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	74,362,070	74,406,687

Total Investment Companies		188,122,349

Total Short-Term Investments (23.2%) (Cost $188,088,347)		188,122,349

Total Investments in Securities (95.7%) (Cost $634,138,080)		773,981,536
Other Assets Less Liabilities (4.3%)		34,762,756

Net Assets (100%)		$808,744,292

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $75,107. This was collateralized by $39,851 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54 and by cash of $37,644 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 4.84% (7 day yield)	38,547,984	35,791,076	2,756,908	—	—	—	38,547,984	1,455,683	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.80% (7 day yield)	37,762,090	35,061,446	2,700,644	—	—	—	37,762,090	1,415,649	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.77% (7 day yield)	37,367,944	34,695,430	2,672,514	—	—	—	37,367,944	1,407,874	—

Total		105,547,952	8,130,066	—	—	—	113,678,018	4,279,206	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,080	12/2024	EUR	60,470,761	1,958,621
FTSE 100 Index	358	12/2024	GBP	39,671,090	(418,168)
Russell 2000 E-Mini Index	356	12/2024	USD	40,035,760	760,471
S&P Midcap 400 E-Mini Index	192	12/2024	USD	60,453,120	1,579,151
TOPIX Index	215	12/2024	JPY	39,604,279	1,338,210

					5,218,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,765,779	$—	$—	$21,765,779
Consumer Discretionary	24,836,113	—	—	24,836,113
Consumer Staples	14,456,529	—	—	14,456,529
Energy	8,138,340	—	—	8,138,340
Financials	30,929,856	—	—	30,929,856
Health Care	28,500,741	—	—	28,500,741
Industrials	20,875,381	—	—	20,875,381
Information Technology	77,880,317	—	—	77,880,317
Materials	5,481,410	—	—	5,481,410
Real Estate	5,746,720	—	—	5,746,720
Utilities	6,209,818	—	—	6,209,818
Futures	5,636,453	—	—	5,636,453
Rights
Health Care	—	480	—	480
Short-Term Investments
Investment Companies	188,122,349	—	—	188,122,349
U.S. Treasury Obligations	—	341,037,703	—	341,037,703

Total Assets	$438,579,806	$341,038,183	$—	$779,617,989

Liabilities:
Futures	$(418,168)	$—	$—	$(418,168)

Total Liabilities	$(418,168)	$—	$—	$(418,168)

Total	$438,161,638	$341,038,183	$—	$779,199,821

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,571,332
Aggregate gross unrealized depreciation	(7,081,695)

Net unrealized appreciation	$138,489,637

Federal income tax cost of investments in securities and derivative instruments, if applicable	$640,710,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (98.7%)
Communication Services (6.9%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
2.750%, 6/1/31	$160,000	$144,279
2.250%, 2/1/32	2,783,000	2,380,375
2.550%, 12/1/33	10,390,000	8,718,632
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	3,480,000	4,195,965
Orange SA
9.000%, 3/1/31(e)	3,750,000	4,631,753
TELUS Corp.
3.400%, 5/13/32	2,287,000	2,083,289
Verizon Communications, Inc.
4.016%, 12/3/29	784,000	771,380
3.150%, 3/22/30	151,000	142,283
1.680%, 10/30/30	170,000	145,166
1.750%, 1/20/31(x)	1,061,000	905,402
2.550%, 3/21/31	5,085,000	4,532,515
5.050%, 5/9/33	980,000	1,008,939
4.500%, 8/10/33	2,610,000	2,570,537

		32,230,515

Entertainment (0.5%)
Electronic Arts, Inc.
1.850%, 2/15/31	380,000	325,311
Tencent Music Entertainment Group
2.000%, 9/3/30	4,400,000	3,816,472
Walt Disney Co. (The)
2.000%, 9/1/29	280,000	254,226
Warnermedia Holdings, Inc.
4.279%, 3/15/32	4,710,000	4,181,379

		8,577,388

Interactive Media & Services (0.2%)
Baidu, Inc.
3.425%, 4/7/30	3,000,000	2,861,340
2.375%, 10/9/30	200,000	178,532
Meta Platforms, Inc.
3.850%, 8/15/32	370,000	358,966

		3,398,838

Media (2.7%)
Charter Communications Operating LLC
2.800%, 4/1/31	4,250,000	3,635,875
4.400%, 4/1/33	80,000	73,252
6.650%, 2/1/34(x)	1,870,000	1,958,638
Comcast Corp.
1.500%, 2/15/31	14,890,000	12,550,056
4.800%, 5/15/33	4,670,000	4,744,014
4.200%, 8/15/34	4,430,000	4,266,180
Fox Corp.
6.500%, 10/13/33	3,960,000	4,320,757
Paramount Global
4.950%, 1/15/31	1,710,000	1,610,098
5.500%, 5/15/33	470,000	436,670
Time Warner Cable Enterprises LLC
8.375%, 7/15/33	7,380,000	8,491,576

		42,087,116

Wireless Telecommunication Services (1.5%)
America Movil SAB de CV
2.875%, 5/7/30	1,200,000	1,106,136
Rogers Communications, Inc.
5.300%, 2/15/34	4,200,000	4,259,271
Telefonica Europe BV
8.250%, 9/15/30(x)	178,000	209,316
T-Mobile USA, Inc.
3.875%, 4/15/30	147,000	142,909
2.550%, 2/15/31	22,000	19,566
3.500%, 4/15/31	15,333,000	14,403,517
2.250%, 11/15/31	1,558,000	1,342,044
2.700%, 3/15/32(x)	163,000	143,448
5.050%, 7/15/33(x)	1,880,000	1,921,976
Vodafone Group plc
7.875%, 2/15/30	12,000	14,038

		23,562,221

Total Communication Services		109,856,078

Consumer Discretionary (4.0%)
Automobile Components (0.1%)
Aptiv plc
3.250%, 3/1/32	1,978,000	1,757,694
Magna International, Inc.
5.500%, 3/21/33	630,000	665,388

		2,423,082

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	1,610,000	1,362,897
6.100%, 8/19/32	780,000	797,129
General Motors Co.
5.600%, 10/15/32	520,000	536,222
Mercedes-Benz Finance North America LLC
8.500%, 1/18/31	250,000	302,208

		2,998,456

Broadline Retail (0.5%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)	5,200,000	4,534,556
Amazon.com, Inc.
1.500%, 6/3/30	3,380,000	2,949,230

		7,483,786

Distributors (0.0%)†
LKQ Corp.
6.250%, 6/15/33	300,000	316,286

Hotels, Restaurants & Leisure (1.0%)
Booking Holdings, Inc.
4.625%, 4/13/30	800,000	818,921
Marriott International, Inc.
5.300%, 5/15/34(x)	4,100,000	4,217,568
Series GG
3.500%, 10/15/32	2,830,000	2,586,965
Series HH
2.850%, 4/15/31	1,120,000	1,006,846
Series II
2.750%, 10/15/33	5,770,000	4,899,269
Starbucks Corp.
3.000%, 2/14/32	3,080,000	2,801,908

		16,331,477

Household Durables (0.0%)†
M.D.C. Holdings, Inc.
3.850%, 1/15/30	598,000	575,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
PulteGroup, Inc.
7.875%, 6/15/32	$90,000	$107,260

		682,596

Leisure Products (0.0%)†
Hasbro, Inc.
3.900%, 11/19/29	470,000	453,504

Specialty Retail (1.8%)
AutoZone, Inc.
4.750%, 8/1/32	410,000	411,031
5.200%, 8/1/33	2,150,000	2,208,362
6.550%, 11/1/33	5,410,000	6,031,584
Best Buy Co., Inc.
1.950%, 10/1/30	8,030,000	6,976,834
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	5,030,000	4,512,020
Home Depot, Inc. (The)
4.500%, 9/15/32	4,700,000	4,799,430
Lowe’s Cos., Inc.
4.500%, 4/15/30	1,060,000	1,073,168
2.625%, 4/1/31(x)	1,440,000	1,293,070
Tractor Supply Co.
5.250%, 5/15/33	840,000	873,369

		28,178,868

Textiles, Apparel & Luxury Goods (0.4%)
Tapestry, Inc.
7.700%, 11/27/30	5,180,000	5,559,367
VF Corp.
2.950%, 4/23/30	154,000	134,547

		5,693,914

Total Consumer Discretionary		64,561,969

Consumer Staples (6.3%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30(x)	6,546,000	6,346,753
4.900%, 1/23/31	2,383,000	2,471,942
PepsiCo, Inc.
4.450%, 2/15/33(x)	130,000	135,488

		8,954,183

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.
1.600%, 4/20/30	290,000	256,766
Dollar General Corp.
5.450%, 7/5/33(x)	6,840,000	6,945,218
Dollar Tree, Inc.
2.650%, 12/1/31	700,000	600,910
Sysco Corp.
5.950%, 4/1/30	410,000	439,808

		8,242,702

Food Products (1.5%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	5,630,000	5,646,045
Kellanova
2.100%, 6/1/30	1,630,000	1,461,533
Pilgrim’s Pride Corp.
4.250%, 4/15/31(x)	5,190,000	4,913,650
3.500%, 3/1/32	1,210,000	1,069,773
6.250%, 7/1/33	380,000	402,188
6.875%, 5/15/34	3,790,000	4,199,169
Unilever Capital Corp.
2.125%, 9/6/29	1,402,000	1,279,038
4.625%, 8/12/34	4,200,000	4,237,453

		23,208,849

Household Products (0.2%)
Clorox Co. (The)
1.800%, 5/15/30	80,000	70,044
Procter & Gamble Co. (The)
4.550%, 1/29/34	2,589,000	2,670,026

		2,740,070

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The)
2.375%, 12/1/29(x)	1,780,000	1,632,346
1.950%, 3/15/31(x)	2,890,000	2,501,738
4.650%, 5/15/33	4,230,000	4,267,965
Haleon US Capital LLC
3.625%, 3/24/32	500,000	468,831

		8,870,880

Tobacco (3.0%)
Altria Group, Inc.
2.450%, 2/4/32	12,250,000	10,438,026
6.875%, 11/1/33	4,090,000	4,621,775
BAT Capital Corp.
3.462%, 9/6/29	736,000	699,633
4.906%, 4/2/30	4,630,000	4,692,247
6.343%, 8/2/30	4,130,000	4,471,479
6.421%, 8/2/33	280,000	306,064
6.000%, 2/20/34	8,241,000	8,795,864
Philip Morris International, Inc.
5.625%, 11/17/29	680,000	721,551
2.100%, 5/1/30	8,000	7,136
1.750%, 11/1/30	530,000	458,036
5.750%, 11/17/32	4,210,000	4,502,850
5.375%, 2/15/33(x)	2,770,000	2,884,405
5.625%, 9/7/33	870,000	923,668
5.250%, 2/13/34	4,230,000	4,381,819

		47,904,553

Total Consumer Staples		99,921,237

Energy (6.7%)
Energy Equipment & Services (0.1%)
Halliburton Co.
2.920%, 3/1/30	130,000	120,540
NOV, Inc.
3.600%, 12/1/29	1,690,000	1,602,097

		1,722,637

Oil, Gas & Consumable Fuels (6.6%)
Boardwalk Pipelines LP
3.600%, 9/1/32	840,000	758,741
BP Capital Markets America, Inc.
1.749%, 8/10/30	640,000	558,061
4.812%, 2/13/33	4,440,000	4,476,047
4.893%, 9/11/33	1,930,000	1,963,174
4.989%, 4/10/34	4,200,000	4,292,546
Cheniere Energy Partners LP
4.500%, 10/1/29	5,260,000	5,154,590
4.000%, 3/1/31	8,550,000	8,069,404
5.950%, 6/30/33	9,230,000	9,777,431
Enbridge, Inc.
5.700%, 3/8/33	132,000	139,165
Energy Transfer LP
6.550%, 12/1/33	4,220,000	4,651,832
EOG Resources, Inc.
4.375%, 4/15/30	850,000	854,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
EQT Corp.
7.000%, 2/1/30(e)	$310,000	$337,863
5.750%, 2/1/34	3,740,000	3,838,312
Exxon Mobil Corp.
2.610%, 10/15/30	5,220,000	4,796,953
Hess Corp.
7.125%, 3/15/33	70,000	80,413
Kinder Morgan Energy Partners LP
7.300%, 8/15/33(x)	2,234,000	2,589,705
Kinder Morgan, Inc.
2.000%, 2/15/31	2,580,000	2,215,651
5.400%, 2/1/34	2,506,000	2,559,150
MPLX LP
2.650%, 8/15/30	260,000	233,587
Occidental Petroleum Corp.
6.625%, 9/1/30	1,180,000	1,269,482
ONEOK, Inc.
6.350%, 1/15/31	4,240,000	4,586,465
6.100%, 11/15/32	2,780,000	2,986,030
6.050%, 9/1/33	1,060,000	1,130,608
Ovintiv, Inc.
6.250%, 7/15/33	1,670,000	1,768,467
Phillips 66
2.150%, 12/15/30	3,810,000	3,334,319
Pioneer Natural Resources Co.
1.900%, 8/15/30	70,000	61,243
Targa Resources Corp.
4.200%, 2/1/33	550,000	520,280
Targa Resources Partners LP
5.500%, 3/1/30	7,810,000	7,936,777
4.875%, 2/1/31	13,810,000	13,672,093
4.000%, 1/15/32	2,240,000	2,102,840
TotalEnergies Capital International SA
2.829%, 1/10/30	140,000	131,339
TransCanada PipeLines Ltd.
4.100%, 4/15/30	4,650,000	4,556,058
2.500%, 10/12/31	4,650,000	4,113,696

		105,516,693

Total Energy		107,239,330

Financials (34.4%)
Banks (18.9%)
Banco Santander SA
2.749%, 12/3/30	3,000,000	2,642,680
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	4,800,000	4,238,987
6.921%, 8/8/33(x)	2,400,000	2,648,661
6.938%, 11/7/33	2,000,000	2,307,312
6.350%, 3/14/34	4,000,000	4,268,423
Bank of America Corp.
(SOFR + 2.15%), 2.592%, 4/29/31(k)	17,180,000	15,550,721
(SOFR + 1.53%), 1.898%, 7/23/31(k)	5,280,000	4,573,078
(SOFR + 1.32%), 2.687%, 4/22/32(k)	930,000	826,398
(SOFR + 1.21%), 2.572%, 10/20/32(k)	8,231,000	7,203,150
(SOFR + 1.33%), 2.972%, 2/4/33(k)	130,000	116,109
(SOFR + 1.83%), 4.571%, 4/27/33(k)	7,170,000	7,130,017
(SOFR + 2.16%), 5.015%, 7/22/33(k)(x)	4,750,000	4,870,787
Bank of Nova Scotia (The)
4.850%, 2/1/30	139,000	142,096
2.150%, 8/1/31	910,000	784,454
2.450%, 2/2/32(x)	786,000	684,882
Barclays plc
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	10,800,000	10,828,648
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33(k)	4,400,000	4,593,346
Canadian Imperial Bank of Commerce
3.600%, 4/7/32	151,000	140,841
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31(k)	4,850,000	4,804,153
(SOFR + 2.11%), 2.572%, 6/3/31(k)	9,500,000	8,518,278
(SOFR + 1.17%), 2.561%, 5/1/32(k)	3,010,000	2,638,218
(SOFR + 1.18%), 2.520%, 11/3/32(k)	4,630,000	3,999,090
5.875%, 2/22/33	2,770,000	2,944,049
(SOFR + 2.09%), 4.910%, 5/24/33(k)	5,560,000	5,588,134
6.000%, 10/31/33(x)	4,060,000	4,349,565
(SOFR + 2.34%), 6.270%, 11/17/33(k)(x)	3,390,000	3,714,983
(SOFR + 2.66%), 6.174%, 5/25/34(k)	4,130,000	4,390,283
Citizens Financial Group, Inc.
2.500%, 2/6/30	7,190,000	6,378,483
3.250%, 4/30/30(x)	11,390,000	10,543,531
Discover Bank
2.700%, 2/6/30	250,000	223,931
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	149,000	149,803
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	400,000	388,662
(SOFR + 2.39%), 2.848%, 6/4/31(k)	14,200,000	12,892,663
(SOFR + 1.95%), 2.357%, 8/18/31(k)	5,600,000	4,920,405
(SOFR + 2.53%), 4.762%, 3/29/33(k)	1,200,000	1,180,121
(SOFR + 4.25%), 8.113%, 11/3/33(k)	2,600,000	3,083,939
(SOFR + 3.02%), 7.399%, 11/13/34(k)	200,000	229,003
Huntington National Bank (The)
5.650%, 1/10/30	4,750,000	4,960,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33(k)	$4,400,000	$4,263,203
JPMorgan Chase & Co.
(SOFR + 1.75%), 4.565%, 6/14/30(k)	3,876,000	3,901,950
(SOFR + 2.04%), 2.522%, 4/22/31(k)	1,610,000	1,461,247
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	5,080,000	4,348,881
(SOFR + 1.18%), 2.545%, 11/8/32(k)	700,000	613,266
(SOFR + 1.26%), 2.963%, 1/25/33(k)	240,000	215,268
(SOFR + 1.80%), 4.586%, 4/26/33(k)	5,770,000	5,769,654
(SOFR + 2.08%), 4.912%, 7/25/33(k)	940,000	958,840
(SOFR + 2.58%), 5.717%, 9/14/33(k)	3,320,000	3,507,570
KeyBank NA
5.000%, 1/26/33	19,500,000	19,292,395
KeyCorp
2.550%, 10/1/29(x)	1,623,000	1,470,725
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33(k)	550,000	537,132
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)	2,000,000	2,334,918
Mitsubishi UFJ Financial Group, Inc.
2.559%, 2/25/30	600,000	546,743
Mizuho Financial Group, Inc.
2.564%, 9/13/31	5,800,000	4,963,559
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32(k)	5,260,000	4,493,843
PNC Bank NA
2.700%, 10/22/29	7,000,000	6,406,904
PNC Financial Services Group, Inc. (The)
2.550%, 1/22/30	4,090,000	3,752,021
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	280,000	274,601
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	4,540,000	4,899,411
Royal Bank of Canada
2.300%, 11/3/31	1,106,000	964,582
5.150%, 2/1/34	5,600,000	5,813,099
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.174%, 1/9/30(k)	2,880,000	2,995,336
(SOFR + 3.28%), 7.660%, 11/9/31(k)	1,700,000	1,906,416
Sumitomo Mitsui Financial Group, Inc.
2.750%, 1/15/30	6,800,000	6,249,393
2.130%, 7/8/30	9,073,000	7,973,281
2.142%, 9/23/30	173,000	151,193
1.710%, 1/12/31	6,000,000	5,051,499
2.222%, 9/17/31	3,200,000	2,757,312
Toronto-Dominion Bank (The)
2.000%, 9/10/31	1,311,000	1,133,970
2.450%, 1/12/32	1,696,000	1,480,293
Truist Financial Corp.
1.950%, 6/5/30	9,010,000	7,879,323
(SOFR + 2.24%), 4.916%, 7/28/33(k)(x)	540,000	528,526
US Bancorp
1.375%, 7/22/30	8,380,000	7,149,333
(SOFR + 2.11%), 4.967%, 7/22/33(k)	3,820,000	3,792,338
(SOFR + 2.09%), 5.850%, 10/21/33(k)(x)	1,480,000	1,573,905
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	360,000	326,179
(SOFR + 2.10%), 4.897%, 7/25/33(k)	7,270,000	7,330,918
Westpac Banking Corp.
2.150%, 6/3/31	2,290,000	2,010,642

		300,527,719

Capital Markets (8.3%)
Ares Capital Corp.
3.200%, 11/15/31	9,490,000	8,216,927
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	13,790,000	11,674,793
2.500%, 1/26/32	760,000	669,536
(SOFR + 1.42%), 4.289%, 6/13/33(k)	40,000	39,154
BlackRock Funding, Inc.
5.000%, 3/14/34(x)	4,256,000	4,421,937
BlackRock, Inc.
2.400%, 4/30/30	2,350,000	2,149,990
Blue Owl Finance LLC
6.250%, 4/18/34§	7,430,000	7,754,664
Brookfield Capital Finance LLC
6.087%, 6/14/33	3,230,000	3,481,084
Brookfield Finance, Inc.
6.350%, 1/5/34	3,830,000	4,212,572
Charles Schwab Corp. (The)
2.300%, 5/13/31	1,999,000	1,755,064
1.950%, 12/1/31	6,130,000	5,130,841
2.900%, 3/3/32	3,610,000	3,237,074
Deutsche Bank AG
(SOFR + 2.26%), 3.742%, 1/7/33(k)	4,800,000	4,198,782
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	215,172
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	8,880,000	8,124,603
3.800%, 3/15/30	7,370,000	7,143,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.09%), 1.992%, 1/27/32(k)	$340,000	$289,914
(SOFR + 1.41%), 3.102%, 2/24/33(k)	640,000	575,029
Intercontinental Exchange, Inc.
4.600%, 3/15/33	1,410,000	1,423,300
Jefferies Financial Group, Inc.
6.200%, 4/14/34	3,940,000	4,219,522
LPL Holdings, Inc.
6.000%, 5/20/34	4,210,000	4,378,298
Moody’s Corp.
4.250%, 8/8/32	4,630,000	4,547,906
Morgan Stanley
(SOFR + 3.12%), 3.622%, 4/1/31(k)	8,480,000	8,147,977
(SOFR + 1.03%), 1.794%, 2/13/32(k)	4,690,000	3,961,108
(SOFR + 1.02%), 1.928%, 4/28/32(k)	4,780,000	4,047,865
(SOFR + 1.29%), 2.943%, 1/21/33(k)	50,000	44,620
(SOFR + 2.08%), 4.889%, 7/20/33(k)	8,980,000	9,096,189
(SOFR + 2.56%), 6.342%, 10/18/33(k)	1,620,000	1,796,466
Nomura Holdings, Inc.
2.679%, 7/16/30(x)	983,000	878,070
2.999%, 1/22/32	10,600,000	9,284,560
6.087%, 7/12/33	400,000	429,209
Northern Trust Corp.
1.950%, 5/1/30	950,000	846,887
S&P Global, Inc.
2.500%, 12/1/29	9,000	8,301
5.250%, 9/15/33	4,970,000	5,243,503
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33(k)	650,000	572,844

		132,217,385

Consumer Finance (3.1%)
AerCap Ireland Capital DAC
6.150%, 9/30/30	750,000	805,724
3.300%, 1/30/32	1,800,000	1,618,573
3.400%, 10/29/33	9,900,000	8,742,478
Ally Financial, Inc.
8.000%, 11/1/31	530,000	599,960
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33(k)	1,000,000	988,225
American Honda Finance Corp.
4.600%, 4/17/30	420,000	424,579
Capital One Financial Corp.
(SOFR + 2.60%), 5.247%, 7/26/30(k)	830,000	843,461
(SOFR + 3.07%), 7.624%, 10/30/31(k)	4,310,000	4,890,404
(SOFR + 1.34%), 2.359%, 7/29/32(k)	5,210,000	4,252,143
Discover Financial Services
6.700%, 11/29/32	7,300,000	8,003,243
Ford Motor Credit Co. LLC
7.200%, 6/10/30	200,000	215,808
General Motors Financial Co., Inc.
5.850%, 4/6/30	1,000,000	1,041,853
2.350%, 1/8/31	560,000	477,790
3.100%, 1/12/32	2,540,000	2,214,360
6.400%, 1/9/33	2,550,000	2,715,332
6.100%, 1/7/34	5,380,000	5,576,270
5.950%, 4/4/34	1,540,000	1,591,756
Toyota Motor Credit Corp.
2.150%, 2/13/30	60,000	54,128
3.375%, 4/1/30	40,000	38,288
1.650%, 1/10/31	180,000	153,951
4.800%, 1/5/34	4,293,000	4,365,318

		49,613,644

Financial Services (0.8%)
Global Payments, Inc.
2.900%, 5/15/30	262,000	238,248
5.400%, 8/15/32	860,000	882,124
Jackson Financial, Inc.
3.125%, 11/23/31	7,200,000	6,297,918
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	269,000	224,066
Shell International Finance BV
2.375%, 11/7/29(x)	5,230,000	4,826,234
Western Union Co. (The)
2.750%, 3/15/31	1,090,000	949,489

		13,418,079

Insurance (3.3%)
Alleghany Corp.
3.625%, 5/15/30	1,110,000	1,075,805
Allstate Corp. (The)
1.450%, 12/15/30	4,390,000	3,674,907
American International Group, Inc.
5.125%, 3/27/33	4,230,000	4,345,973
Aon Corp.
2.800%, 5/15/30	380,000	349,573
5.350%, 2/28/33	4,020,000	4,178,838
Aon North America, Inc.
5.450%, 3/1/34	4,208,000	4,415,310
Athene Holding Ltd.
6.650%, 2/1/33	3,600,000	3,948,317
Chubb INA Holdings LLC
5.000%, 3/15/34	3,540,000	3,656,398
CNO Financial Group, Inc.
6.450%, 6/15/34	3,980,000	4,180,822
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32	4,890,000	5,053,603
Lincoln National Corp.
3.050%, 1/15/30	906,000	840,050
3.400%, 1/15/31	1,168,000	1,078,279
MetLife, Inc.
4.550%, 3/23/30	1,780,000	1,818,590
Progressive Corp. (The)
4.950%, 6/15/33	2,250,000	2,330,120
Willis North America, Inc.
2.950%, 9/15/29	1,210,000	1,119,704
5.350%, 5/15/33	9,690,000	9,952,986

		52,019,275

Total Financials		547,796,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (9.5%)
Biotechnology (0.8%)
Amgen, Inc.
2.450%, 2/21/30	$1,860,000	$1,692,981
2.000%, 1/15/32	5,170,000	4,377,112
3.350%, 2/22/32	690,000	641,374
5.250%, 3/2/33	5,220,000	5,422,727
Biogen, Inc.
2.250%, 5/1/30	1,050,000	937,816

		13,072,010

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.
3.950%, 4/1/30	1,710,000	1,672,627
2.539%, 2/1/32	6,270,000	5,412,686
Becton Dickinson & Co.
4.298%, 8/22/32	440,000	432,534
Dentsply Sirona, Inc.
3.250%, 6/1/30	4,520,000	4,138,411
DH Europe Finance II Sarl
2.600%, 11/15/29	2,550,000	2,373,035
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	400,000	428,250
5.905%, 11/22/32(x)	2,100,000	2,269,540
Medtronic Global Holdings SCA
4.500%, 3/30/33	138,000	138,611
Smith & Nephew plc
2.032%, 10/14/30	1,910,000	1,658,110
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	590,000	514,516

		19,038,320

Health Care Providers & Services (4.6%)
Ascension Health
Series B
2.532%, 11/15/29	1,052,000	977,104
Centene Corp.
4.625%, 12/15/29	9,720,000	9,472,334
3.375%, 2/15/30	2,040,000	1,883,124
2.500%, 3/1/31	11,350,000	9,715,487
2.625%, 8/1/31	13,920,000	11,904,384
Cigna Group (The)
5.250%, 2/15/34	4,180,000	4,311,372
CVS Health Corp.
1.750%, 8/21/30	940,000	799,381
5.250%, 1/30/31	4,560,000	4,691,022
2.125%, 9/15/31(x)	5,180,000	4,374,533
5.250%, 2/21/33	1,640,000	1,672,540
5.300%, 6/1/33	2,480,000	2,525,102
Elevance Health, Inc.
4.750%, 2/15/33	850,000	857,983
HCA, Inc.
3.500%, 9/1/30	6,470,000	6,094,104
2.375%, 7/15/31	760,000	657,932
Humana, Inc.
2.150%, 2/3/32	9,550,000	8,005,069
UnitedHealth Group, Inc.
4.500%, 4/15/33	4,710,000	4,719,788

		72,661,259

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc.
3.700%, 3/15/32	1,990,000	1,838,791
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	1,340,000	1,398,437

		3,237,228

Pharmaceuticals (2.7%)
Johnson & Johnson
1.300%, 9/1/30	20,900,000	18,171,673
4.950%, 5/15/33	3,930,000	4,202,793
4.375%, 12/5/33(x)	6,320,000	6,515,413
Merck & Co., Inc.
1.450%, 6/24/30	1,590,000	1,378,761
2.150%, 12/10/31	680,000	594,223
4.500%, 5/17/33	2,270,000	2,299,813
Novartis Capital Corp.
2.200%, 8/14/30	3,187,000	2,890,095
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33(x)	3,490,000	3,554,095
Royalty Pharma plc
2.200%, 9/2/30(x)	990,000	867,792
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	982,000	871,358
Viatris, Inc.
2.700%, 6/22/30	2,040,000	1,811,184

		43,157,200

Total Health Care		151,166,017

Industrials (5.6%)
Aerospace & Defense (2.3%)
Boeing Co. (The)
6.125%, 2/15/33	4,260,000	4,442,198
3.600%, 5/1/34	9,990,000	8,476,785
Northrop Grumman Corp.
4.700%, 3/15/33	4,760,000	4,811,808
RTX Corp.
1.900%, 9/1/31	11,730,000	9,936,773
2.375%, 3/15/32	1,340,000	1,149,258
5.150%, 2/27/33	4,010,000	4,161,366
Textron, Inc.
6.100%, 11/15/33	3,940,000	4,258,386

		37,236,574

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
2.500%, 9/1/29	650,000	604,763
4.875%, 3/3/33	1,550,000	1,597,953

		2,202,716

Building Products (0.0%)†
Masco Corp.
2.000%, 10/1/30	350,000	303,327
Trane Technologies Financing Ltd.
5.250%, 3/3/33	133,000	139,204

		442,531

Commercial Services & Supplies (0.7%)
RELX Capital, Inc.
3.000%, 5/22/30	40,000	37,350
Republic Services, Inc.
5.000%, 12/15/33	120,000	123,690
5.000%, 4/1/34(x)	4,240,000	4,357,155
Waste Connections, Inc.
4.200%, 1/15/33	4,890,000	4,743,052
Waste Management, Inc.
4.625%, 2/15/30	1,220,000	1,245,962

		10,507,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Electrical Equipment (0.1%)
Regal Rexnord Corp.
6.400%, 4/15/33(x)	$830,000	$887,768

Ground Transportation (0.6%)
Norfolk Southern Corp.
3.000%, 3/15/32	157,000	142,408
Ryder System, Inc.
6.600%, 12/1/33	8,290,000	9,247,321
Union Pacific Corp.
2.400%, 2/5/30	156,000	143,143
2.800%, 2/14/32	756,000	683,662

		10,216,534

Machinery (0.1%)
Flowserve Corp.
2.800%, 1/15/32	880,000	754,632

Professional Services (0.4%)
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	60,000	52,841
Concentrix Corp.
6.850%, 8/2/33(x)	1,040,000	1,076,622
Equifax, Inc.
2.350%, 9/15/31(x)	700,000	607,142
Jacobs Engineering Group, Inc.
5.900%, 3/1/33(x)	4,080,000	4,270,671
Verisk Analytics, Inc.
5.750%, 4/1/33	90,000	96,533

		6,103,809

Trading Companies & Distributors (1.3%)
Air Lease Corp.
3.000%, 2/1/30	5,230,000	4,821,492
3.125%, 12/1/30	5,320,000	4,863,386
2.875%, 1/15/32	6,290,000	5,523,957
GATX Corp.
4.000%, 6/30/30	500,000	485,549
6.050%, 3/15/34(x)	4,127,000	4,440,570

		20,134,954

Total Industrials		88,486,727

Information Technology (8.0%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
5.050%, 2/26/34	4,132,000	4,326,234

Electronic Equipment, Instruments & Components (0.3%)
Allegion US Holding Co., Inc.
5.411%, 7/1/32(x)	500,000	518,403
Flex Ltd.
5.250%, 1/15/32	110,000	111,026
TD SYNNEX Corp.
6.100%, 4/12/34	3,290,000	3,476,178

		4,105,607

IT Services (1.1%)
International Business Machines Corp.
1.950%, 5/15/30	700,000	618,086
2.720%, 2/9/32	600,000	537,924
4.750%, 2/6/33	600,000	614,170
Kyndryl Holdings, Inc.
3.150%, 10/15/31(x)	4,050,000	3,552,608
6.350%, 2/20/34	11,772,000	12,561,337

		17,884,125

Semiconductors & Semiconductor Equipment (2.0%)
Analog Devices, Inc.
2.100%, 10/1/31	163,000	141,701
Applied Materials, Inc.
1.750%, 6/1/30	2,450,000	2,151,629
Broadcom, Inc.
4.150%, 11/15/30	148,000	145,357
4.300%, 11/15/32	150,000	146,972
2.600%, 2/15/33§	6,180,000	5,278,454
Intel Corp.
2.450%, 11/15/29	156,000	140,274
5.125%, 2/10/30	135,000	137,640
3.900%, 3/25/30	144,000	138,245
4.150%, 8/5/32	143,000	136,076
5.200%, 2/10/33	1,995,000	2,014,687
KLA Corp.
4.650%, 7/15/32	136,000	138,790
Micron Technology, Inc.
6.750%, 11/1/29	129,000	141,611
4.663%, 2/15/30	143,000	143,304
2.703%, 4/15/32	3,792,000	3,304,877
5.875%, 2/9/33	456,000	485,756
NVIDIA Corp.
2.850%, 4/1/30	151,000	142,746
2.000%, 6/15/31(x)	164,000	144,782
NXP BV
3.400%, 5/1/30(x)	153,000	144,416
2.500%, 5/11/31	36,000	31,412
5.000%, 1/15/33(x)	3,790,000	3,828,393
QUALCOMM, Inc.
2.150%, 5/20/30	157,000	141,463
1.650%, 5/20/32	7,960,000	6,599,149
Skyworks Solutions, Inc.
3.000%, 6/1/31	590,000	519,023
Texas Instruments, Inc.
1.750%, 5/4/30	6,962,000	6,146,164
3.650%, 8/16/32	145,000	139,130
4.900%, 3/14/33	132,000	137,707
Xilinx, Inc.
2.375%, 6/1/30	158,000	143,170

		32,762,928

Software (0.7%)
Fortinet, Inc.
2.200%, 3/15/31	330,000	286,024
Intuit, Inc.
5.200%, 9/15/33	990,000	1,044,334
Oracle Corp.
6.250%, 11/9/32	4,660,000	5,156,565
4.900%, 2/6/33	570,000	579,133
Roper Technologies, Inc.
1.750%, 2/15/31(x)	60,000	50,676
VMware LLC
2.200%, 8/15/31	4,800,000	4,112,289

		11,229,021

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.
2.200%, 9/11/29	370,000	342,228
1.650%, 5/11/30	4,190,000	3,715,798
1.250%, 8/20/30	5,600,000	4,840,670
1.650%, 2/8/31	25,810,000	22,522,746
1.700%, 8/5/31(x)	9,640,000	8,328,956
3.350%, 8/8/32	9,470,000	9,019,552
4.300%, 5/10/33	4,170,000	4,291,015
Dell International LLC
5.300%, 10/1/29	10,000	10,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Western Digital Corp.
3.100%, 2/1/32	$4,720,000	$4,012,000

		57,083,358

Total Information Technology		127,391,273

Materials (3.7%)
Chemicals (1.5%)
Albemarle Corp.
5.050%, 6/1/32(x)	3,160,000	3,155,806
Celanese US Holdings LLC
6.550%, 11/15/30	820,000	881,885
6.379%, 7/15/32	4,400,000	4,694,599
CF Industries, Inc.
5.150%, 3/15/34	4,331,000	4,369,616
Eastman Chemical Co.
5.750%, 3/8/33(x)	660,000	695,199
Ecolab, Inc.
2.125%, 2/1/32	3,900,000	3,384,659
FMC Corp.
5.650%, 5/18/33	830,000	855,672
Huntsman International LLC
2.950%, 6/15/31	1,150,000	993,198
LYB International Finance III LLC
5.625%, 5/15/33	850,000	900,883
5.500%, 3/1/34	4,200,000	4,363,435

		24,294,952

Containers & Packaging (0.6%)
Berry Global, Inc.
5.650%, 1/15/34§	7,455,000	7,660,534
WRKCo., Inc.
3.000%, 6/15/33	2,440,000	2,135,134

		9,795,668

Metals & Mining (1.5%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	6,800,000	6,311,284
ArcelorMittal SA
6.800%, 11/29/32	2,490,000	2,772,975
BHP Billiton Finance USA Ltd.
5.250%, 9/8/30	1,720,000	1,812,144
4.900%, 2/28/33(x)	735,000	753,382
5.250%, 9/8/33	1,400,000	1,464,424
Kinross Gold Corp.
6.250%, 7/15/33	1,210,000	1,308,802
Newmont Corp.
2.800%, 10/1/29	145,000	136,036
2.250%, 10/1/30	144,000	128,845
2.600%, 7/15/32	475,000	420,272
5.350%, 3/15/34	4,230,000	4,425,029
Nucor Corp.
3.125%, 4/1/32(x)	156,000	142,567
Rio Tinto Alcan, Inc.
7.250%, 3/15/31	118,000	135,504
6.125%, 12/15/33	3,830,000	4,257,939
Rio Tinto Finance USA plc
5.000%, 3/9/33	134,000	140,043
Yamana Gold, Inc.
2.630%, 8/15/31	121,000	104,426

		24,313,672

Paper & Forest Products (0.1%)
Suzano Austria GmbH
3.125%, 1/15/32	1,250,000	1,087,187

Total Materials		59,491,479

Real Estate (4.2%)
Diversified REITs (0.3%)
American Assets Trust LP (REIT)
3.375%, 2/1/31	120,000	104,173
GLP Capital LP (REIT)
4.000%, 1/15/30	3,470,000	3,311,074
4.000%, 1/15/31	40,000	37,464
3.250%, 1/15/32	350,000	308,689
Simon Property Group LP (REIT)
2.200%, 2/1/31	450,000	393,271
2.250%, 1/15/32	430,000	369,700

		4,524,371

Health Care REITs (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32	550,000	453,493
1.875%, 2/1/33	10,440,000	8,343,794
Healthcare Realty Holdings LP (REIT)
3.100%, 2/15/30	1,900,000	1,747,208
2.000%, 3/15/31(x)	2,480,000	2,070,108
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33	550,000	471,646
Sabra Health Care LP (REIT)
3.900%, 10/15/29	7,060,000	6,692,104

		19,778,353

Office REITs (1.9%)
Boston Properties LP (REIT)
3.250%, 1/30/31	5,610,000	5,049,412
2.550%, 4/1/32	2,370,000	1,967,026
2.450%, 10/1/33(x)	5,470,000	4,358,726
Highwoods Realty LP (REIT)
2.600%, 2/1/31(x)	3,030,000	2,578,417
Kilroy Realty LP (REIT)
3.050%, 2/15/30	7,730,000	6,903,661
2.650%, 11/15/33	12,130,000	9,452,229

		30,309,471

Residential REITs (0.2%)
Essex Portfolio LP (REIT)
1.650%, 1/15/31	4,370,000	3,651,435

Retail REITs (0.5%)
Federal Realty OP LP (REIT)
3.500%, 6/1/30	830,000	781,862
Kimco Realty OP LLC (REIT)
2.250%, 12/1/31	1,350,000	1,146,971
Realty Income Corp. (REIT)
3.200%, 2/15/31	1,250,000	1,158,431
1.800%, 3/15/33	5,960,000	4,736,418

		7,823,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Specialized REITs (0.0%)†
Crown Castle, Inc. (REIT)
5.100%, 5/1/33	$500,000	$505,631

Total Real Estate		66,592,943

Utilities (9.4%)
Electric Utilities (6.3%)
AEP Texas, Inc.
5.700%, 5/15/34	4,060,000	4,252,636
Alabama Power Co.
3.940%, 9/1/32	2,620,000	2,538,355
Arizona Public Service Co.
2.200%, 12/15/31	510,000	431,129
DTE Electric Co.
5.200%, 3/1/34(x)	4,235,000	4,416,034
Duke Energy Carolinas LLC
4.950%, 1/15/33	4,680,000	4,801,922
Duke Energy Indiana LLC
5.250%, 3/1/34	4,220,000	4,429,759
Entergy Corp.
2.400%, 6/15/31	4,750,000	4,125,167
Entergy Louisiana LLC
1.600%, 12/15/30	680,000	578,367
2.350%, 6/15/32(x)	6,010,000	5,165,575
Eversource Energy
2.550%, 3/15/31	4,980,000	4,359,142
Series R
1.650%, 8/15/30	480,000	408,827
Florida Power & Light Co.
5.100%, 4/1/33	700,000	729,204
4.800%, 5/15/33	3,060,000	3,125,584
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	930,000	804,131
Pacific Gas and Electric Co.
4.550%, 7/1/30	4,900,000	4,859,920
5.900%, 6/15/32(x)	4,500,000	4,749,380
6.400%, 6/15/33	3,730,000	4,062,256
PacifiCorp
5.450%, 2/15/34	4,030,000	4,190,401
PPL Electric Utilities Corp.
4.850%, 2/15/34(x)	4,106,000	4,194,644
Progress Energy, Inc.
7.000%, 10/30/31	90,000	102,385
Southern Co. (The)
5.700%, 10/15/32	2,580,000	2,720,478
5.200%, 6/15/33	9,310,000	9,624,523
Virginia Electric and Power Co.
2.300%, 11/15/31	13,700,000	11,895,616
Xcel Energy, Inc.
5.450%, 8/15/33	13,420,000	13,874,537

		100,439,972

Gas Utilities (1.0%)
ONE Gas, Inc.
4.250%, 9/1/32	1,280,000	1,256,542
Southern California Gas Co.
5.200%, 6/1/33	8,700,000	9,049,684
Southwest Gas Corp.
4.050%, 3/15/32(x)	5,080,000	4,828,164

		15,134,390

Multi-Utilities (2.1%)
Ameren Illinois Co.
4.950%, 6/1/33(x)	1,680,000	1,722,988
Berkshire Hathaway Energy Co.
1.650%, 5/15/31	9,700,000	8,176,757
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	8,000	7,579
National Grid plc
5.809%, 6/12/33	4,400,000	4,693,688
5.418%, 1/11/34	12,640,000	13,095,937
NiSource, Inc.
1.700%, 2/15/31	7,500,000	6,321,456
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	260,000	227,239

		34,245,644

Total Utilities		149,820,006

Total Corporate Bonds		1,572,323,161

Total Long-Term Debt Securities (98.7%) (Cost $1,468,174,040)		1,572,323,161

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Shares 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	6,643,749	6,643,749
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	1,231,215	1,231,954
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		12,875,703

Total Short-Term Investments (0.8%) (Cost $12,875,821)		12,875,703

Total Investments in Securities (99.5%) (Cost $1,481,049,861)		1,585,198,864
Other Assets Less Liabilities (0.5%)		7,676,147

Net Assets (100%)		$1,592,875,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $20,693,652 or 1.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $11,378,103. This was collateralized by cash of $11,643,749 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Australia	0.8%
Belgium	0.5
Brazil	0.1
Canada	2.8
China	1.0
France	0.3
Germany	0.5
Ireland	0.7
Japan	2.7
Luxembourg	0.2
Mexico	0.1
Netherlands	0.3
Spain	1.0
Switzerland	0.2
United Kingdom	5.3
United States	83.0
Cash and Other	0.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$109,856,078	$—	$109,856,078
Consumer Discretionary	—	64,561,969	—	64,561,969
Consumer Staples	—	99,921,237	—	99,921,237
Energy	—	107,239,330	—	107,239,330
Financials	—	547,796,102	—	547,796,102
Health Care	—	151,166,017	—	151,166,017
Industrials	—	88,486,727	—	88,486,727
Information Technology	—	127,391,273	—	127,391,273
Materials	—	59,491,479	—	59,491,479
Real Estate	—	66,592,943	—	66,592,943
Utilities	—	149,820,006	—	149,820,006
Short-Term Investments
Investment Companies	12,875,703	—	—	12,875,703

Total Assets	$12,875,703	$1,572,323,161	$—	$1,585,198,864

Total Liabilities	$—	$—	$—	$—

Total	$12,875,703	$1,572,323,161	$—	$1,585,198,864

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,270,075
Aggregate gross unrealized depreciation	(172,009)

Net unrealized appreciation	$104,098,066

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,481,100,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.1%)
Financials (0.1%)
Financial Services (0.1%)
Private Export Funding Corp.
Series NN
3.250%, 6/15/25	$2,500,000	$2,482,144

Total Financials		2,482,144

Total Corporate Bonds		2,482,144

U.S. Government Agency Securities (50.1%)
FFCB
4.750%, 2/21/25	17,502,000	17,513,975
4.250%, 9/30/25(x)	15,000,000	15,035,594
5.125%, 10/10/25	10,000,000	10,115,532
5.125%, 10/20/25	4,925,000	4,978,608
0.600%, 11/24/25	15,000,000	14,426,569
4.500%, 3/13/26	20,000,000	20,192,360
4.625%, 4/1/26	10,000,000	10,119,130
4.750%, 5/28/26	10,000,000	10,162,537
4.375%, 6/23/26	32,000,000	32,367,274
4.500%, 8/14/26	10,000,000	10,153,580
4.750%, 9/1/26	10,000,000	10,188,397
0.680%, 1/13/27	5,000,000	4,666,989
0.700%, 1/27/27	15,000,000	13,993,104
4.500%, 3/26/27	20,000,000	20,425,200
4.750%, 5/6/27	15,000,000	15,419,416
4.500%, 5/20/27	15,000,000	15,327,765
4.500%, 8/28/28	10,000,000	10,327,300
1.040%, 1/25/29	15,000,000	13,387,910
4.125%, 3/20/29	15,000,000	15,298,404
1.230%, 7/29/30	5,000,000	4,303,058
1.240%, 9/3/30	10,000,000	8,565,776
1.380%, 1/14/31	30,000,000	25,698,489
1.990%, 3/17/31	10,000,000	8,853,291
FHLB
4.625%, 6/6/25	9,000,000	9,022,155
0.550%, 1/20/26	5,000,000	4,782,062
0.625%, 1/22/26	25,000,000	23,950,278
0.650%, 1/28/26	15,000,000	14,355,893
0.700%, 1/28/26	20,000,000	19,173,480
0.600%, 2/12/26	10,000,000	9,553,393
0.680%, 2/24/26	5,000,000	4,743,401
0.750%, 2/24/26	25,000,000	23,937,655
0.650%, 2/26/26	10,000,000	9,550,281
1.050%, 8/13/26	36,000,000	34,221,456
3.625%, 9/4/26	57,000,000	56,925,073
1.875%, 9/11/26	24,000,000	23,202,967
4.625%, 11/17/26	25,000,000	25,480,892
1.500%, 11/23/26	50,000,000	47,688,835
1.250%, 12/21/26	50,000,000	47,711,690
4.125%, 1/15/27	22,245,000	22,466,086
1.700%, 1/28/27	69,245,000	65,662,956
0.830%, 2/10/27	10,000,000	9,351,312
1.020%, 2/24/27	15,000,000	14,078,081
0.900%, 2/26/27	35,000,000	32,749,360
1.115%, 2/26/27	30,000,000	28,217,340
4.750%, 4/9/27	47,460,000	48,738,022
4.125%, 9/10/27	20,000,000	20,293,896
1.100%, 2/25/28	15,000,000	13,771,860
4.800%, 3/6/28	10,000,000	10,110,747
4.500%, 3/10/28	6,200,000	6,368,373
3.250%, 6/9/28	25,000,000	24,704,122
4.000%, 6/30/28	10,000,000	10,138,509
1.000%, 8/16/28	5,000,000	4,455,457
3.250%, 11/16/28	69,335,000	68,443,248
2.125%, 12/14/29	3,195,000	2,964,781
4.500%, 9/13/30	10,000,000	10,384,560
4.750%, 3/10/34	10,000,000	10,526,812
FHLMC
5.150%, 1/24/25	10,000,000	9,999,913
5.150%, 2/14/25	10,000,000	10,001,484
0.600%, 10/15/25	10,905,000	10,519,119
0.600%, 11/12/25	5,000,000	4,814,541
0.640%, 11/24/25	15,000,000	14,431,323
0.625%, 11/25/25	10,000,000	9,624,705
0.620%, 12/1/25	15,000,000	14,433,770
5.550%, 4/15/26	15,000,000	15,002,599
0.750%, 6/23/26	15,000,000	14,228,675
5.625%, 6/11/27	20,000,000	19,991,830
5.300%, 8/6/27	22,500,000	22,495,792
5.000%, 8/13/27	20,000,000	20,005,602
5.000%, 9/23/27	13,000,000	12,987,493
5.500%, 2/21/29	10,000,000	10,001,639
5.625%, 4/9/29	10,000,000	10,000,130
5.500%, 7/24/29	20,000,000	20,018,018
4.920%, 8/14/29	19,500,000	19,522,171
5.030%, 8/16/29	11,500,000	11,536,783
4.900%, 8/27/29	1,000,000	999,924
6.750%, 9/15/29	20,000,000	22,885,960
4.030%, 10/10/29	15,000,000	14,961,855
6.750%, 3/15/31	18,000,000	21,047,130
6.250%, 7/15/32(x)	45,000,000	52,274,322
FNMA
0.580%, 10/20/25	20,000,000	19,291,022
0.560%, 10/22/25	10,000,000	9,628,627
0.540%, 10/27/25	10,000,000	9,635,870
0.600%, 10/29/25	10,000,000	9,639,427
0.500%, 11/7/25	38,385,000	36,984,523
0.560%, 11/17/25	10,000,000	9,608,886
0.650%, 12/10/25	10,000,000	9,618,728
0.650%, 12/17/25	10,000,000	9,603,762
2.125%, 4/24/26	119,485,000	116,549,803
1.875%, 9/24/26	95,000,000	91,753,603
0.875%, 12/18/26	10,000,000	9,395,145
0.750%, 10/8/27	60,000,000	55,107,768
6.250%, 5/15/29	25,000,000	27,795,947
7.125%, 1/15/30	27,500,000	31,988,641
0.875%, 8/5/30	121,805,000	103,584,909
6.625%, 11/15/30	45,000,000	51,980,139
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,227,409
Tennessee Valley Authority
3.875%, 3/15/28	10,500,000	10,582,633
1.500%, 9/15/31	10,420,000	8,908,019
4.375%, 8/1/34	15,380,000	15,643,378
Series A
2.875%, 2/1/27	48,000,000	47,191,551
Series E
6.750%, 11/1/25	15,779,000	16,226,524

Total U.S. Government Agency Securities		2,137,976,383

U.S. Treasury Obligations (41.3%)
U.S. Treasury Notes
4.250%, 10/15/25	15,000,000	15,040,751
5.000%, 10/31/25	20,000,000	20,217,582
4.875%, 11/30/25	15,000,000	15,162,927
4.000%, 12/15/25	30,000,000	30,045,681
0.375%, 12/31/25	11,750,000	11,254,612
4.250%, 12/31/25	15,000,000	15,066,772
3.875%, 1/15/26	25,000,000	25,009,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
0.375%, 1/31/26	$10,000,000	$9,555,072
4.250%, 1/31/26	15,000,000	15,079,720
1.625%, 2/15/26	6,000,000	5,825,158
4.000%, 2/15/26	25,000,000	25,066,407
0.500%, 2/28/26	6,000,000	5,729,975
4.625%, 2/28/26	15,000,000	15,167,151
4.625%, 3/15/26	25,000,000	25,297,645
0.750%, 3/31/26	7,000,000	6,694,761
2.250%, 3/31/26	14,000,000	13,692,059
0.750%, 4/30/26	10,000,000	9,542,764
4.875%, 4/30/26	10,000,000	10,170,682
1.625%, 5/15/26	12,000,000	11,602,993
3.625%, 5/15/26	20,000,000	19,964,854
0.750%, 5/31/26	8,000,000	7,618,580
4.875%, 5/31/26	10,000,000	10,183,138
4.125%, 6/15/26	17,500,000	17,617,528
0.875%, 6/30/26	14,000,000	13,336,158
4.625%, 6/30/26	15,000,000	15,229,897
4.500%, 7/15/26	20,000,000	20,275,600
0.625%, 7/31/26	11,000,000	10,407,782
4.375%, 7/31/26	15,000,000	15,180,392
1.500%, 8/15/26	15,500,000	14,892,481
4.375%, 8/15/26	15,000,000	15,187,236
1.375%, 8/31/26	1,615,000	1,546,917
3.750%, 8/31/26	20,000,000	20,027,588
4.625%, 9/15/26	25,000,000	25,446,195
0.875%, 9/30/26	15,000,000	14,205,465
4.625%, 10/15/26	20,000,000	20,377,402
2.000%, 11/15/26	20,000,000	19,330,474
4.375%, 12/15/26	20,000,000	20,312,444
4.000%, 1/15/27	15,000,000	15,118,960
2.250%, 2/15/27	10,000,000	9,689,864
4.375%, 7/15/27	15,000,000	15,309,733
3.750%, 8/15/27	15,000,000	15,068,034
2.250%, 11/15/27	18,500,000	17,769,831
3.875%, 11/30/27	10,000,000	10,084,365
0.625%, 12/31/27	10,000,000	9,099,045
3.875%, 12/31/27	25,000,000	25,228,030
3.500%, 1/31/28	17,000,000	16,957,114
2.750%, 2/15/28	25,600,000	24,913,070
1.250%, 3/31/28	15,000,000	13,855,091
1.250%, 4/30/28	10,000,000	9,217,070
2.875%, 5/15/28	51,500,000	50,241,628
1.250%, 5/31/28	16,500,000	15,180,003
3.625%, 5/31/28	20,000,000	20,024,892
1.250%, 6/30/28	5,000,000	4,591,975
4.000%, 6/30/28	17,500,000	17,755,628
4.125%, 7/31/28	20,000,000	20,381,126
2.875%, 8/15/28	35,000,000	34,086,714
1.125%, 8/31/28	10,000,000	9,103,626
4.375%, 8/31/28	15,000,000	15,426,697
1.250%, 9/30/28	15,000,000	13,700,171
4.625%, 9/30/28	25,000,000	25,959,822
4.875%, 10/31/28	15,000,000	15,727,173
3.125%, 11/15/28	62,500,000	61,369,081
4.375%, 11/30/28	10,000,000	10,300,781
3.750%, 12/31/28	10,000,000	10,062,491
4.000%, 1/31/29	15,000,000	15,247,213
2.625%, 2/15/29	22,000,000	21,140,161
4.125%, 3/31/29	10,000,000	10,222,397
4.625%, 4/30/29	21,000,000	21,919,178
2.375%, 5/15/29	21,000,000	19,918,210
3.250%, 6/30/29	15,000,000	14,773,225
4.250%, 6/30/29	5,000,000	5,143,810
4.000%, 7/31/29	10,000,000	10,184,769
1.625%, 8/15/29	12,500,000	11,424,720
3.625%, 8/31/29	10,000,000	10,025,001
4.000%, 10/31/29	25,000,000	25,448,173
3.875%, 12/31/29	20,000,000	20,248,464
1.500%, 2/15/30	11,900,000	10,674,790
4.000%, 2/28/30	15,000,000	15,276,684
0.625%, 5/15/30	15,000,000	12,725,900
3.750%, 6/30/30	20,000,000	20,118,782
4.000%, 7/31/30	15,000,000	15,282,598
0.625%, 8/15/30	21,500,000	18,101,727
4.125%, 8/31/30	10,000,000	10,255,565
4.625%, 9/30/30	15,000,000	15,787,768
4.875%, 10/31/30	15,000,000	15,998,673
0.875%, 11/15/30	19,000,000	16,156,460
4.375%, 11/30/30	10,000,000	10,395,331
3.750%, 12/31/30	10,000,000	10,052,241
4.000%, 1/31/31	10,000,000	10,190,519
1.125%, 2/15/31	20,600,000	17,701,543
4.125%, 3/31/31	10,000,000	10,264,757
4.625%, 4/30/31	15,000,000	15,834,246
1.625%, 5/15/31	15,000,000	13,211,162
4.125%, 7/31/31	5,000,000	5,135,912
1.250%, 8/15/31	25,000,000	21,328,138
3.750%, 8/31/31(x)	10,000,000	10,045,574
1.375%, 11/15/31	23,500,000	20,106,421
1.875%, 2/15/32	19,000,000	16,762,965
2.875%, 5/15/32	23,000,000	21,726,113
2.750%, 8/15/32	21,000,000	19,604,168
4.125%, 11/15/32	3,000,000	3,083,431
3.500%, 2/15/33	35,000,000	34,363,417
3.375%, 5/15/33	24,500,000	23,801,236
3.875%, 8/15/33	28,000,000	28,201,432
4.500%, 11/15/33	16,000,000	16,880,603
4.000%, 2/15/34	17,500,000	17,784,345
4.375%, 5/15/34	18,500,000	19,357,714
3.875%, 8/15/34	10,000,000	10,059,140

Total U.S. Treasury Obligations		1,764,549,377

Total Long-Term Debt Securities (91.5%) (Cost $3,978,316,731)		3,905,007,904

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.8%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	950,000	48,070,000
Schwab Short-Term U.S. Treasury ETF(x)	950,000	46,531,000
Vanguard Intermediate-Term Treasury ETF	2,600,000	157,092,000
Vanguard Short-Term Treasury ETF	1,400,000	82,628,000

Total Exchange Traded Funds (7.8%) (Cost $343,108,630)		334,321,000

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	12,751,948	$12,751,948
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		34,751,948

Total Short-Term Investments (0.8%) (Cost $34,751,948)		34,751,948

Total Investments in Securities (100.1%) (Cost $4,356,177,309)		4,274,080,852
Other Assets Less Liabilities (-0.1%)		(6,305,285)

Net Assets (100%)		$4,267,775,567

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $35,973,371. This was collateralized by $2,075,338 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.875%, maturing 10/24/24 - 11/15/51 and by cash of $34,751,948 which was subsequently invested in investment companies.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$2,482,144	$—	$2,482,144
Exchange Traded Funds	334,321,000	—	—	334,321,000
Short-Term Investments
Investment Companies	34,751,948	—	—	34,751,948
U.S. Government Agency Securities	—	2,137,976,383	—	2,137,976,383
U.S. Treasury Obligations	—	1,764,549,377	—	1,764,549,377

Total Assets	$369,072,948	$3,905,007,904	$—	$4,274,080,852

Total Liabilities	$—	$—	$—	$—

Total	$369,072,948	$3,905,007,904	$—	$4,274,080,852

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,635,317
Aggregate gross unrealized depreciation	(112,830,717)

Net unrealized depreciation	$(82,195,400)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,356,276,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.2%)
Ampol Ltd.	8,251	$174,153
ANZ Group Holdings Ltd.	107,531	2,265,931
APA Group	47,177	253,099
Aristocrat Leisure Ltd.	45,842	1,857,202
ASX Ltd.	6,892	304,613
BHP Group Ltd.	180,301	5,728,964
BlueScope Steel Ltd.	16,566	254,254
Brambles Ltd.	49,560	652,031
CAR Group Ltd.	12,233	316,810
Cochlear Ltd.	2,280	444,652
Coles Group Ltd.	48,915	610,742
Commonwealth Bank of Australia	59,545	5,573,524
Computershare Ltd.	18,430	321,980
Dexus (REIT)	38,548	202,008
Endeavour Group Ltd.	49,158	170,607
Fortescue Ltd.	60,170	860,258
Glencore plc	365,050	2,087,405
Goodman Group (REIT)	60,397	1,544,535
GPT Group (The) (REIT)	70,490	242,692
Insurance Australia Group Ltd.	86,559	440,441
Lottery Corp. Ltd. (The)	141,890	502,250
Macquarie Group Ltd.	13,015	2,090,847
Medibank Pvt Ltd.	104,347	263,312
Mineral Resources Ltd.	6,237	224,394
Mirvac Group (REIT)	137,923	205,009
National Australia Bank Ltd.	109,760	2,834,214
Northern Star Resources Ltd.	40,316	445,123
Orica Ltd.	16,806	215,529
Origin Energy Ltd.	60,817	420,879
Pilbara Minerals Ltd.(x)*	95,291	215,426
Pro Medicus Ltd.	2,092	257,804
Qantas Airways Ltd.*	31,253	160,322
QBE Insurance Group Ltd.	54,180	619,544
Ramsay Health Care Ltd.	6,686	192,383
REA Group Ltd.(x)	1,970	273,754
Reece Ltd.	7,719	152,091
Rio Tinto Ltd.	13,258	1,183,595
Rio Tinto plc	40,325	2,856,824
Rio Tinto plc (ADR)	24,562	1,748,078
Santos Ltd.	117,688	571,172
Scentre Group (REIT)	184,336	465,158
SEEK Ltd.(x)	11,770	202,209
Seven Group Holdings Ltd.	7,259	215,194
Sonic Healthcare Ltd.	15,661	294,825
South32 Ltd.	162,685	424,020
Stockland (REIT)	87,103	315,546
Suncorp Group Ltd.	45,115	564,232
Telstra Group Ltd.	139,486	374,163
Transurban Group	111,194	1,009,355
Treasury Wine Estates Ltd.	27,669	229,548
Vicinity Ltd. (REIT)	134,818	205,986
Washington H Soul Pattinson & Co. Ltd.(x)	8,103	194,670
Wesfarmers Ltd.	40,504	1,972,212
Westpac Banking Corp.	122,731	2,691,444
WiseTech Global Ltd.	13,199	1,251,876
Woodside Energy Group Ltd.	67,923	1,183,356
Woolworths Group Ltd.	43,653	1,004,977

		52,337,222

Austria (0.4%)
Erste Group Bank AG	63,871	3,501,577
Mondi plc	16,278	309,250
OMV AG	5,396	230,412
Verbund AG	2,427	201,270
voestalpine AG	4,513	117,453

		4,359,962

Belgium (0.5%)
Ageas SA/NV	5,711	304,637
Anheuser-Busch InBev SA/NV	48,048	3,175,917
D’ieteren Group	734	155,158
Elia Group SA/NV	1,053	120,380
Groupe Bruxelles Lambert NV	2,859	222,616
KBC Group NV	8,168	649,366
Lotus Bakeries NV	16	214,437
Sofina SA	533	150,463
Syensqo SA(r)	2,757	244,319
UCB SA	4,475	806,978
Warehouses De Pauw CVA (REIT)	6,344	169,060

		6,213,331

Brazil (0.3%)
Ambev SA*	586,400	1,413,336
Banco Bradesco SA (ADR)	380,925	1,013,261
Hypera SA*	47,761	230,577
Petroleo Brasileiro SA (ADR)	63,586	916,274
Pluxee NV*	4,157	87,633
Yara International ASA	5,543	175,488

		3,836,569

Burkina Faso (0.0%)†
Endeavour Mining plc	5,967	141,283

Canada (1.1%)
Agnico Eagle Mines Ltd.	26,112	2,103,518
CAE, Inc.*	130,735	2,454,332
Canadian National Railway Co.	17,069	1,998,756
Canadian Pacific Kansas City Ltd.	13,262	1,134,249
Element Fleet Management Corp.	62,061	1,319,734
Franco-Nevada Corp.	13,749	1,707,684
Magna International, Inc.	23,852	978,453
RB Global, Inc.	25,656	2,064,887

		13,761,613

Chile (0.1%)
Antofagasta plc	13,666	367,790
Sociedad Quimica y Minera de Chile SA (ADR)	19,731	822,388

		1,190,178

China (1.3%)
Alibaba Group Holding Ltd.	61,100	864,565
Anhui Conch Cement Co. Ltd., Class H	148,000	435,023
Baidu, Inc. (ADR)*	11,654	1,227,050
BOC Hong Kong Holdings Ltd.	134,543	430,947
BYD Co. Ltd., Class H	47,500	1,734,083
China Life Insurance Co. Ltd., Class H	554,000	1,113,152
China Resources Gas Group Ltd.	134,500	542,405
Kingsoft Corp. Ltd.	89,800	341,348
Ping An Insurance Group Co. of China Ltd., Class H	98,500	635,435
Prosus NV	66,004	2,884,525
SITC International Holdings Co. Ltd.	47,000	126,964
Tencent Holdings Ltd.	26,800	1,532,739
TravelSky Technology Ltd., Class H	633,000	941,294
Wharf Holdings Ltd. (The)	37,315	106,561
Wilmar International Ltd.	64,455	168,002
Yum China Holdings, Inc. (New York Stock exchange)	15,174	683,133
Yum China Holdings, Inc. (Hong Kong Stock exchange)(x)	40,800	1,932,448

		15,699,674

Colombia (0.2%)
Bancolombia SA (ADR)	47,111	1,478,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ecopetrol SA (ADR)(x)	71,410	$637,692

		2,116,035

Denmark (2.2%)
AP Moller - Maersk A/S, Class A(x)	108	174,986
AP Moller - Maersk A/S, Class B	151	253,901
Carlsberg A/S, Class B	3,513	418,420
Coloplast A/S, Class B(x)	4,412	576,491
Danske Bank A/S	24,850	747,739
Demant A/S*	3,889	151,923
DSV A/S	17,643	3,642,390
Genmab A/S*	2,236	540,923
Novo Nordisk A/S, Class B	145,217	17,062,030
Novonesis (Novozymes) B	12,540	902,971
Orsted A/S(m)*	6,830	454,072
Pandora A/S	2,824	464,935
ROCKWOOL A/S, Class B	311	146,013
Tryg A/S(x)	12,147	288,050
Vestas Wind Systems A/S*	35,768	789,705
Zealand Pharma A/S*	2,274	276,077

		26,890,626

Finland (0.6%)
Elisa OYJ	4,933	261,490
Fortum OYJ	16,101	265,168
Kesko OYJ, Class B	9,032	192,684
Kone OYJ, Class B	33,797	2,020,255
Metso OYJ	21,250	227,083
Neste OYJ	15,682	304,265
Nokia OYJ	191,316	835,668
Nordea Bank Abp	112,864	1,330,470
Orion OYJ, Class B	3,626	198,666
Sampo OYJ, Class A	17,844	832,262
Stora Enso OYJ, Class R	21,063	269,632
UPM-Kymmene OYJ	19,108	639,591
Wartsila OYJ Abp	17,969	402,044

		7,779,278

France (7.5%)
Accor SA	6,785	294,556
Aeroports de Paris SA	1,194	153,245
Air Liquide SA	33,874	6,533,088
Airbus SE	30,478	4,451,847
Alstom SA*	11,635	241,351
Amundi SA(m)	2,098	156,588
Arkema SA	2,188	208,241
AXA SA	91,104	3,501,771
BioMerieux	1,416	169,601
BNP Paribas SA	61,997	4,247,686
Bollore SE	23,698	157,881
Bouygues SA	6,892	230,615
Bureau Veritas SA	11,017	365,209
Capgemini SE	34,734	7,498,912
Carrefour SA	18,874	321,657
Cie de Saint-Gobain SA	16,168	1,470,748
Cie Generale des Etablissements Michelin SCA	23,978	973,158
Covivio SA (REIT)	1,895	115,069
Credit Agricole SA	38,549	588,951
Danone SA	40,435	2,940,968
Dassault Aviation SA	647	133,239
Dassault Systemes SE	50,429	2,000,092
Edenred SE	40,302	1,526,211
Eiffage SA	2,648	255,382
Engie SA	65,705	1,134,760
EssilorLuxottica SA	21,859	5,173,057
Eurazeo SE	1,565	128,478
Gecina SA (REIT)	1,476	169,887
Getlink SE	10,799	192,575
Hermes International SCA	1,120	2,750,282
Ipsen SA	1,432	176,140
Kering SA	4,594	1,313,482
Klepierre SA (REIT)	7,622	249,782
La Francaise des Jeux SAEM(m)	3,585	147,414
Legrand SA	9,441	1,085,606
L’Oreal SA	8,608	3,852,441
LVMH Moet Hennessy Louis Vuitton SE	16,069	12,315,342
Orange SA	66,362	759,762
Pernod Ricard SA	20,583	3,106,863
Publicis Groupe SA	8,269	903,895
Renault SA	19,198	833,226
Rexel SA	8,321	240,548
Safran SA	24,475	5,751,282
Sartorius Stedim Biotech	978	204,396
SEB SA	844	96,299
Societe Generale SA	25,335	630,307
Sodexo SA	7,191	589,543
Teleperformance SE	9,108	942,887
Thales SA	10,353	1,642,809
TotalEnergies SE	76,845	5,004,091
Unibail-Rodamco-Westfield (REIT)	4,277	374,210
Veolia Environnement SA	68,454	2,249,411
Vinci SA	17,891	2,090,118
Vivendi SE	25,097	289,983

		92,934,942

Germany (8.0%)
adidas AG	5,795	1,534,623
Allianz SE (Registered)	20,632	6,775,121
BASF SE	31,734	1,679,866
Bayer AG (Registered)	35,144	1,186,331
Bayerische Motoren Werke AG	11,407	1,005,404
Bayerische Motoren Werke AG (Preference)(q)	2,047	169,301
Bechtle AG	2,663	118,928
Beiersdorf AG	3,679	553,477
Brenntag SE	4,821	359,448
Carl Zeiss Meditec AG	1,381	109,376
Commerzbank AG	102,378	1,883,223
Continental AG	26,353	1,705,528
Covestro AG(m)*	6,835	425,613
CTS Eventim AG & Co. KGaA	2,273	236,193
Daimler Truck Holding AG	34,136	1,277,889
Deutsche Bank AG (Registered)	67,788	1,169,451
Deutsche Boerse AG	14,842	3,481,053
Deutsche Lufthansa AG (Registered)	20,689	151,537
Deutsche Post AG	81,629	3,637,339
Deutsche Telekom AG (Registered)	231,035	6,786,891
Dr Ing hc F Porsche AG (Preference)(m)(q)	14,874	1,183,825
E.ON SE	79,766	1,185,811
Evonik Industries AG	9,879	230,933
Fresenius Medical Care AG	7,283	309,609
Fresenius SE & Co. KGaA*	15,604	594,561
GEA Group AG	35,543	1,739,264
Hannover Rueck SE	2,196	626,031
Heidelberg Materials AG	14,509	1,576,308
Henkel AG & Co. KGaA	3,593	305,366
Henkel AG & Co. KGaA (Preference)(q)	5,954	559,377
Infineon Technologies AG	46,514	1,628,906
Knorr-Bremse AG	2,737	243,278
LEG Immobilien SE	2,818	294,174
Mercedes-Benz Group AG	26,652	1,721,912
Merck KGaA	33,540	5,898,938
MTU Aero Engines AG	9,038	2,816,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,760	$2,619,095
Nemetschek SE	2,092	216,570
Porsche Automobil Holding SE (Preference)(q)	5,354	244,829
Puma SE	3,881	162,005
Rational AG	170	173,150
Rheinmetall AG	4,693	2,540,960
RWE AG	39,955	1,453,473
SAP SE	67,181	15,285,549
Sartorius AG (Preference)(q)	965	270,911
Scout24 SE(m)	2,597	223,318
Siemens AG (Registered)	51,953	10,487,161
Siemens Energy AG*	21,840	803,971
Siemens Healthineers AG(m)	54,716	3,280,457
Symrise AG, Class A	16,612	2,294,814
Talanx AG	2,131	179,332
Volkswagen AG (Preference)(q)	7,227	765,537
Vonovia SE	42,978	1,565,835
Zalando SE(m)*	35,516	1,171,016

		98,899,850

Hong Kong (1.3%)
AIA Group Ltd.	720,452	6,454,907
CK Asset Holdings Ltd.	66,705	293,460
CK Infrastructure Holdings Ltd.	24,340	166,570
CLP Holdings Ltd.	57,564	509,822
Futu Holdings Ltd. (ADR)*	2,212	211,578
Hang Seng Bank Ltd.	27,574	346,721
Henderson Land Development Co. Ltd.	54,906	175,160
HKT Trust & HKT Ltd.	131,042	167,725
Hong Kong & China Gas Co. Ltd.	396,330	326,288
Hong Kong Exchanges & Clearing Ltd.	43,039	1,805,968
Hongkong Land Holdings Ltd.	36,900	129,150
Jardine Matheson Holdings Ltd.	5,300	206,700
Link REIT (REIT)	89,078	449,753
MTR Corp. Ltd.	51,618	194,883
Power Assets Holdings Ltd.	47,496	304,264
Prudential plc	293,230	2,723,067
Sino Land Co. Ltd.	135,239	148,393
Sun Hung Kai Properties Ltd.	53,278	586,316
Swire Pacific Ltd., Class A	14,831	126,678
Techtronic Industries Co. Ltd.	48,500	736,810
WH Group Ltd.(m)	288,823	228,863
Wharf Real Estate Investment Co. Ltd.	62,330	220,492

		16,513,568

India (0.7%)
HDFC Bank Ltd.	67,607	1,397,338
HDFC Bank Ltd. (ADR)	26,359	1,649,019
ICICI Bank Ltd. (ADR)	83,843	2,502,714
ITC Ltd.	70,797	437,744
Kotak Mahindra Bank Ltd.	23,270	514,806
Reliance Industries Ltd.	31,165	1,098,252
UPL Ltd.	86,279	631,279

		8,231,152

Ireland (0.5%)
AerCap Holdings NV	6,904	653,947
AIB Group plc	59,360	339,964
Bank of Ireland Group plc	36,925	412,264
Kerry Group plc, Class A	32,001	3,318,181
Kingspan Group plc	10,427	979,035

		5,703,391

Israel (0.5%)
Azrieli Group Ltd.	1,541	107,228
Bank Hapoalim BM	43,874	438,870
Bank Leumi Le-Israel BM	54,479	532,529
Check Point Software Technologies Ltd.*	16,469	3,175,388
Elbit Systems Ltd.	1,027	204,083
Global-e Online Ltd.*	3,471	133,425
ICL Group Ltd.	29,531	125,795
Israel Discount Bank Ltd., Class A	41,985	234,821
Mizrahi Tefahot Bank Ltd.	5,865	228,911
Nice Ltd.*	2,207	384,104
Teva Pharmaceutical Industries Ltd. (ADR)*	40,214	724,656
Wix.com Ltd.*	1,882	314,614

		6,604,424

Italy (1.9%)
Amplifon SpA	4,234	121,645
Banco BPM SpA	45,793	308,803
Coca-Cola HBC AG	7,632	271,824
Davide Campari-Milano NV	20,566	173,987
DiaSorin SpA	799	93,299
Enel SpA	290,663	2,321,482
Eni SpA	81,823	1,246,174
Ferrari NV	4,486	2,095,810
FinecoBank Banca Fineco SpA	21,355	365,484
Generali	36,338	1,049,668
Infrastrutture Wireless Italiane SpA(m)	12,840	157,936
Intesa Sanpaolo SpA	522,728	2,232,944
Leonardo SpA	147,633	3,290,040
Mediobanca Banca di Credito Finanziario SpA	19,344	329,990
Moncler SpA	8,009	508,346
Nexi SpA(m)*	22,358	151,617
Poste Italiane SpA(m)	16,865	236,356
Prysmian SpA	59,284	4,302,677
Recordati Industria Chimica e Farmaceutica SpA	3,886	219,746
Snam SpA	73,519	374,080
Telecom Italia SpA(x)*	347,867	96,613
Terna - Rete Elettrica Nazionale	49,164	442,631
UniCredit SpA	82,260	3,604,563

		23,995,715

Japan (15.2%)
Advantest Corp.	50,800	2,382,625
Aeon Co. Ltd.(x)	23,052	625,359
AGC, Inc.	7,250	234,411
Aisin Corp.	17,514	192,170
Ajinomoto Co., Inc.	16,468	635,460
ANA Holdings, Inc.	6,130	130,896
Asahi Group Holdings Ltd.	52,461	685,671
Asahi Kasei Corp.	46,878	352,910
Asics Corp.	23,600	492,772
Astellas Pharma, Inc.(x)	64,350	737,411
Bandai Namco Holdings, Inc.	21,957	500,478
Bridgestone Corp.	20,564	786,933
Brother Industries Ltd.(x)	8,515	164,701
Canon, Inc.	33,230	1,087,359
Capcom Co. Ltd.	12,200	282,495
Central Japan Railway Co.	27,000	623,128
Chiba Bank Ltd. (The)	17,672	141,708
Chubu Electric Power Co., Inc.	21,654	253,264
Chugai Pharmaceutical Co. Ltd.	44,241	2,133,788
Concordia Financial Group Ltd.	35,600	196,175
Dai Nippon Printing Co. Ltd.	14,762	262,116
Daifuku Co. Ltd.	10,800	207,509
Dai-ichi Life Holdings, Inc.	32,400	830,035
Daiichi Sankyo Co. Ltd.	66,161	2,167,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Daikin Industries Ltd.	9,223	$1,288,236
Daito Trust Construction Co. Ltd.	2,038	246,871
Daiwa House Industry Co. Ltd.	19,958	625,575
Daiwa Securities Group, Inc.	46,776	327,082
Denso Corp.	199,748	2,954,005
Dentsu Group, Inc.	6,974	213,842
Disco Corp.	3,200	834,705
East Japan Railway Co.(x)	32,275	639,661
Eisai Co. Ltd.	9,154	340,429
ENEOS Holdings, Inc.	100,738	545,797
FANUC Corp.	100,720	2,936,280
Fast Retailing Co. Ltd.	6,748	2,226,406
Fuji Electric Co. Ltd.	4,757	285,304
FUJIFILM Holdings Corp.	39,304	1,008,545
Fujitsu Ltd.	58,940	1,203,815
Hamamatsu Photonics KK(x)	10,400	135,712
Hankyu Hanshin Holdings, Inc.(x)	8,700	267,674
Hikari Tsushin, Inc.	700	155,220
Hitachi Construction Machinery Co. Ltd.(x)	3,651	88,173
Hitachi Ltd.	575,310	15,134,786
Honda Motor Co. Ltd.	160,512	1,683,575
Hoshizaki Corp.	3,600	124,838
Hoya Corp.	19,102	2,629,557
Hulic Co. Ltd.	13,300	134,596
Ibiden Co. Ltd.(x)	4,200	129,309
Idemitsu Kosan Co. Ltd.	31,675	226,557
IHI Corp.	18,000	932,155
Inpex Corp.	34,400	463,853
Isuzu Motors Ltd.(x)	21,069	283,070
ITOCHU Corp.	42,532	2,272,122
Japan Airlines Co. Ltd.(x)	5,458	95,603
Japan Exchange Group, Inc.	36,200	467,345
Japan Post Bank Co. Ltd.	51,700	481,298
Japan Post Holdings Co. Ltd.	68,500	651,042
Japan Post Insurance Co. Ltd.	6,200	112,331
Japan Real Estate Investment Corp. (REIT)(x)	47	186,725
Japan Tobacco, Inc.	42,900	1,247,376
JFE Holdings, Inc.(x)	21,176	282,666
Kajima Corp.	13,969	260,039
Kansai Electric Power Co., Inc. (The)	25,923	427,466
Kao Corp.	16,867	834,284
Kawasaki Kisen Kaisha Ltd.(x)	14,700	226,445
KDDI Corp.(x)	53,200	1,700,475
Keisei Electric Railway Co. Ltd.(x)	4,577	135,949
Keyence Corp.	13,332	6,341,106
Kikkoman Corp.	25,115	284,482
Kirin Holdings Co. Ltd.	28,091	427,253
Kobe Bussan Co. Ltd.	5,100	160,532
Kokusai Electric Corp.(x)	5,000	110,628
Komatsu Ltd.	33,272	918,120
Konami Group Corp.	3,488	352,986
Kose Corp.	2,900	187,327
Kubota Corp.	35,208	497,530
Kyocera Corp.	47,232	545,522
Kyowa Kirin Co. Ltd.	8,967	157,660
Lasertec Corp.	2,800	459,864
LY Corp.	308,900	901,178
M3, Inc.	15,600	156,081
Makita Corp.	7,492	252,348
Marubeni Corp.	51,368	836,327
MatsukiyoCocokara & Co.(x)	12,600	206,281
Mazda Motor Corp.(x)	20,935	155,856
McDonald’s Holdings Co. Japan Ltd.(x)	3,080	146,580
Meiji Holdings Co. Ltd.	8,864	221,407
Minebea Mitsumi, Inc.	13,600	266,654
Mitsubishi Chemical Group Corp.	46,459	297,034
Mitsubishi Corp.	117,952	2,423,053
Mitsubishi Electric Corp.	67,671	1,084,572
Mitsubishi Estate Co. Ltd.	40,811	641,306
Mitsubishi HC Capital, Inc.(x)	29,400	206,705
Mitsubishi Heavy Industries Ltd.	113,750	1,675,878
Mitsubishi UFJ Financial Group, Inc.	586,416	5,930,462
Mitsui & Co. Ltd.	92,008	2,034,451
Mitsui Chemicals, Inc.	6,257	165,649
Mitsui Fudosan Co. Ltd.	95,781	891,668
Mitsui OSK Lines Ltd.(x)	12,600	431,850
Mizuho Financial Group, Inc.	86,904	1,775,266
MonotaRO Co. Ltd.(x)	8,000	133,449
MS&AD Insurance Group Holdings, Inc.	45,208	1,047,435
Murata Manufacturing Co. Ltd.	137,739	2,689,612
NEC Corp.	8,574	820,264
Nexon Co. Ltd.	11,600	228,368
Nidec Corp.	30,368	635,145
Nintendo Co. Ltd.	37,090	1,970,564
Nippon Building Fund, Inc. (REIT)	285	261,353
Nippon Paint Holdings Co. Ltd.	31,800	242,828
Nippon Prologis REIT, Inc. (REIT)	90	154,169
Nippon Sanso Holdings Corp.	78,500	2,847,247
Nippon Steel Corp.(x)	31,029	690,421
Nippon Telegraph & Telephone Corp.	1,068,400	1,091,258
Nippon Yusen KK(x)	15,832	575,008
Nissan Motor Co. Ltd.	83,347	233,412
Nissin Foods Holdings Co. Ltd.	6,618	184,507
Nitori Holdings Co. Ltd.(x)	2,750	417,020
Nitto Denko Corp.	25,555	424,687
Nomura Holdings, Inc.	108,408	560,425
Nomura Real Estate Holdings, Inc.	3,675	97,957
Nomura Research Institute Ltd.	55,177	2,034,706
NTT Data Group Corp.	23,000	411,992
Obayashi Corp.(x)	23,366	294,747
Obic Co. Ltd.	48,500	1,702,773
Olympus Corp.	41,308	781,324
Omron Corp.(x)	6,244	284,428
Ono Pharmaceutical Co. Ltd.(x)	13,775	183,203
Oracle Corp.	9,440	968,466
Oriental Land Co. Ltd.	39,320	1,011,692
ORIX Corp.	41,210	951,364
Osaka Gas Co. Ltd.	13,673	306,709
Otsuka Corp.	8,268	203,874
Otsuka Holdings Co. Ltd.	15,100	849,214
Pan Pacific International Holdings Corp.	13,200	339,356
Panasonic Holdings Corp.	81,286	702,999
Rakuten Group, Inc.*	51,300	330,376
Recruit Holdings Co. Ltd.	53,100	3,216,111
Renesas Electronics Corp.	59,900	866,461
Resona Holdings, Inc.	74,459	516,822
Resonac Holdings Corp.	31,000	793,738
Ricoh Co. Ltd.(x)	20,280	217,651
Rohm Co. Ltd.(x)	12,004	134,134
SBI Holdings, Inc.(x)	8,860	203,122
SCREEN Holdings Co. Ltd.(x)	3,000	208,168
SCSK Corp.	5,800	119,430
Secom Co. Ltd.	14,454	532,402
Seiko Epson Corp.(x)	11,100	203,851
Sekisui Chemical Co. Ltd.	13,614	211,373
Sekisui House Ltd.	21,470	593,646
Seven & i Holdings Co. Ltd.	77,836	1,162,734
SG Holdings Co. Ltd.	10,900	116,868
Shimadzu Corp.	8,040	267,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Shimano, Inc.	2,636	$498,314
Shin-Etsu Chemical Co. Ltd.	64,420	2,678,994
Shionogi & Co. Ltd.	27,021	386,068
Shiseido Co. Ltd.	13,722	369,962
Shizuoka Financial Group, Inc.(x)	16,224	140,482
SMC Corp.(x)	5,848	2,589,843
SoftBank Corp.(x)	1,012,000	1,318,117
SoftBank Group Corp.	36,844	2,160,267
Sompo Holdings, Inc.	32,181	716,726
Sony Group Corp.	382,320	7,388,372
Subaru Corp.	22,080	381,302
Sugi Holdings Co. Ltd.	26,800	497,028
SUMCO Corp.(x)	186,200	1,997,707
Sumitomo Corp.	37,328	829,540
Sumitomo Electric Industries Ltd.	24,960	398,648
Sumitomo Metal Mining Co. Ltd.	9,291	277,389
Sumitomo Mitsui Financial Group, Inc.	215,856	4,573,189
Sumitomo Mitsui Trust Holdings, Inc.	80,966	1,910,285
Sumitomo Realty & Development Co. Ltd.	10,326	345,290
Suntory Beverage & Food Ltd.	4,500	168,885
Suzuki Motor Corp.	161,344	1,787,722
Sysmex Corp.	17,700	348,150
T&D Holdings, Inc.	17,368	301,501
Taisei Corp.	5,736	249,834
Takeda Pharmaceutical Co. Ltd.	56,077	1,600,862
TDK Corp.	69,065	876,017
Terumo Corp.	104,300	1,959,367
TIS, Inc.	7,000	177,819
Toho Co. Ltd.	3,846	155,553
Tokio Marine Holdings, Inc.	67,245	2,447,442
Tokyo Electric Power Co. Holdings, Inc.*	51,758	229,359
Tokyo Electron Ltd.	25,308	4,453,222
Tokyo Gas Co. Ltd.	12,242	284,234
Tokyu Corp.(x)	16,605	214,083
TOPPAN Holdings, Inc.	8,455	249,664
Toray Industries, Inc.	51,174	300,226
TOTO Ltd.(x)	5,533	205,459
Toyota Industries Corp.	5,418	415,609
Toyota Motor Corp.	413,250	7,310,406
Toyota Tsusho Corp.	22,142	398,240
Trend Micro, Inc.	4,282	252,824
Unicharm Corp.	14,382	518,643
West Japan Railway Co.	16,000	303,246
Yakult Honsha Co. Ltd.(x)	9,614	222,013
Yamaha Motor Co. Ltd.	31,296	278,719
Yaskawa Electric Corp.	8,440	293,499
Yokogawa Electric Corp.	7,703	195,891
Zensho Holdings Co. Ltd.(x)	3,600	198,780
ZOZO, Inc.	26,300	954,101

		187,532,294

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,872	150,024

Luxembourg (0.2%)
ArcelorMittal SA	16,696	437,494
Eurofins Scientific SE	33,500	2,121,831

		2,559,325

Macau (0.1%)
Galaxy Entertainment Group Ltd.	79,000	396,837
Sands China Ltd.*	343,200	879,428

		1,276,265

Mexico (0.2%)
Grupo Financiero Banorte SAB de CV, Class O	376,441	2,679,251

Netherlands (3.4%)
ABN AMRO Bank NV (CVA)(m)	14,928	269,280
Adyen NV(m)*	773	1,206,888
Aegon Ltd.	48,688	312,609
Akzo Nobel NV	24,435	1,721,749
Argenx SE*	2,094	1,120,714
ASM International NV	1,669	1,095,015
ASML Holding NV	22,614	18,768,820
ASR Nederland NV	5,544	271,537
BE Semiconductor Industries NV	2,746	347,090
Euronext NV(m)	2,737	296,900
EXOR NV	3,471	371,499
Heineken Holding NV	4,697	354,490
Heineken NV	87,287	7,738,103
IMCD NV	2,119	367,732
ING Groep NV	118,171	2,140,715
JDE Peet’s NV	3,496	73,006
Koninklijke Ahold Delhaize NV	33,590	1,160,234
Koninklijke KPN NV	143,812	587,349
Koninklijke Philips NV*	29,281	958,920
NN Group NV	9,864	491,689
OCI NV	3,384	96,357
Randstad NV	3,640	180,713
Universal Music Group NV	29,389	768,788
Wolters Kluwer NV	8,827	1,486,640

		42,186,837

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	225,083
Fisher & Paykel Healthcare Corp. Ltd.	21,124	466,348
Mercury NZ Ltd.	24,243	99,340
Meridian Energy Ltd.	47,056	177,574
Spark New Zealand Ltd.	69,117	133,047
Xero Ltd.*	5,202	537,447

		1,638,839

Norway (0.7%)
Aker BP ASA	11,060	237,068
DNB Bank ASA	125,422	2,571,918
Equinor ASA	29,817	753,552
Equinor ASA (ADR)	72,669	1,840,706
Gjensidige Forsikring ASA	7,924	148,224
Kongsberg Gruppen ASA	3,138	306,873
Mowi ASA	16,001	287,710
Norsk Hydro ASA	340,979	2,212,028
Orkla ASA	24,405	229,990
Salmar ASA	2,512	131,754
Telenor ASA	23,354	298,759

		9,018,582

Peru (0.1%)
Credicorp Ltd.	6,553	1,185,896

Poland (0.0%)†
InPost SA*	7,286	137,390

Portugal (0.1%)
EDP SA	113,941	520,271
Galp Energia SGPS SA	16,844	314,998
Jeronimo Martins SGPS SA	10,833	212,716

		1,047,985

Singapore (1.2%)
CapitaLand Ascendas REIT (REIT)	132,012	293,759
CapitaLand Integrated Commercial Trust (REIT)	202,376	333,816
CapitaLand Investment Ltd.	89,102	216,299
DBS Group Holdings Ltd.	212,226	6,282,979
Genting Singapore Ltd.	221,838	151,028
Grab Holdings Ltd., Class A*	76,593	291,053
Keppel Ltd.	52,985	273,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Oversea-Chinese Banking Corp. Ltd.	119,052	$1,398,705
Sea Ltd. (ADR)*	13,102	1,235,257
Sembcorp Industries Ltd.	34,300	147,848
Singapore Airlines Ltd.	52,805	279,381
Singapore Exchange Ltd.	31,902	283,463
Singapore Technologies Engineering Ltd.	170,219	617,172
Singapore Telecommunications Ltd.	264,519	666,829
STMicroelectronics NV	24,529	727,664
United Overseas Bank Ltd.	45,921	1,149,409

		14,347,987

South Africa (0.3%)
Anglo American plc	99,934	3,245,308

South Korea (0.6%)
Amorepacific Corp.	7,281	822,363
Delivery Hero SE(m)*	6,209	250,336
LG Electronics, Inc.	16,170	1,289,693
NAVER Corp.	5,834	755,739
Samsung Electronics Co. Ltd.	69,812	3,283,198
SK Hynix, Inc.	4,319	576,659

		6,977,988

Spain (2.1%)
Acciona SA	878	124,612
ACS Actividades de Construccion y Servicios SA	6,536	301,790
Aena SME SA(m)	2,590	569,692
Amadeus IT Group SA	87,412	6,316,889
Banco Bilbao Vizcaya Argentaria SA	205,107	2,216,481
Banco de Sabadell SA(x)	198,087	420,936
Banco Santander SA	1,048,819	5,371,051
CaixaBank SA	128,175	765,325
Cellnex Telecom SA(m)	55,169	2,237,216
EDP Renovaveis SA	10,423	182,273
Endesa SA	11,493	251,135
Grifols SA*	11,323	128,878
Iberdrola SA	217,357	3,360,699
Industria de Diseno Textil SA	38,939	2,303,350
Redeia Corp. SA	15,192	295,435
Repsol SA	42,687	562,839
Telefonica SA(x)	141,256	691,223

		26,099,824

Sweden (2.0%)
AddTech AB, Class B	9,250	277,067
Alfa Laval AB	10,326	495,769
Assa Abloy AB, Class B	110,081	3,702,661
Atlas Copco AB, Class A	95,633	1,849,880
Atlas Copco AB, Class B	56,085	959,799
Beijer Ref AB, Class B	13,400	220,280
Boliden AB	9,797	332,327
Epiroc AB, Class A	23,273	503,003
Epiroc AB, Class B	13,253	250,944
EQT AB	13,608	465,621
Essity AB, Class B	21,747	678,587
Evolution AB(m)	6,569	645,526
Fastighets AB Balder, Class B*	21,823	191,717
Getinge AB, Class B	8,757	188,663
H & M Hennes & Mauritz AB, Class B	20,538	349,450
Hexagon AB, Class B	73,828	793,830
Holmen AB, Class B	2,559	110,717
Husqvarna AB, Class B	13,436	93,932
Industrivarden AB, Class A	3,925	145,006
Industrivarden AB, Class C	5,853	215,140
Indutrade AB	10,229	317,873
Investment AB Latour, Class B	5,060	157,791
Investor AB, Class B	61,664	1,897,732
L E Lundbergforetagen AB, Class B	2,955	169,051
Lifco AB, Class B	8,726	287,148
Nibe Industrier AB, Class B	53,656	294,066
Saab AB, Class B(x)	11,299	240,202
Sagax AB, Class B	6,735	191,787
Sandvik AB	37,833	845,257
Securitas AB, Class B	16,511	209,561
Skandinaviska Enskilda Banken AB, Class A	56,573	864,818
Skanska AB, Class B	11,588	241,667
SKF AB, Class B	12,984	258,252
Svenska Cellulosa AB SCA, Class B	21,592	314,551
Svenska Handelsbanken AB, Class A	50,393	517,285
Swedbank AB, Class A	30,591	648,517
Swedish Orphan Biovitrum AB*	24,824	799,288
Tele2 AB, Class B	18,272	206,724
Telefonaktiebolaget LM Ericsson, Class B(x)	99,239	749,678
Telia Co. AB	85,187	275,461
Trelleborg AB, Class B	7,844	301,376
Volvo AB, Class A	7,466	199,076
Volvo AB, Class B	56,727	1,498,071
Volvo Car AB, Class B(x)*	25,415	69,870

		24,025,021

Switzerland (4.6%)
ABB Ltd. (Registered)	56,284	3,257,935
Adecco Group AG (Registered)	13,937	473,926
Avolta AG	3,160	133,666
Bachem Holding AG	1,370	115,253
Baloise Holding AG (Registered)	1,570	319,992
Banque Cantonale Vaudoise (Registered)	1,022	105,478
Barry Callebaut AG (Registered)	133	246,090
BKW AG	740	134,124
Chocoladefabriken Lindt & Spruengli AG	34	438,282
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	509,482
Cie Financiere Richemont SA (Registered)	19,040	3,010,046
Clariant AG (Registered)	7,711	116,619
DSM-Firmenich AG	23,417	3,223,139
EMS-Chemie Holding AG (Registered)(x)	247	207,207
Galderma Group AG*	1,693	157,228
Geberit AG (Registered)	1,193	777,244
Givaudan SA (Registered)	330	1,809,181
Helvetia Holding AG (Registered)	1,255	216,494
Julius Baer Group Ltd.	32,755	1,969,906
Kuehne + Nagel International AG (Registered)	1,760	479,953
Logitech International SA (Registered)	5,573	497,543
Lonza Group AG (Registered)	6,863	4,335,038
Novartis AG (Registered)	88,502	10,158,881
Novartis AG (ADR)	16,609	1,910,367
Partners Group Holding AG	801	1,201,950
Sandoz Group AG	14,874	619,845
Schindler Holding AG	1,504	440,707
Schindler Holding AG (Registered)	813	231,023
SGS SA (Registered)	5,333	594,453
SIG Group AG	11,744	261,702
Sika AG (Registered)	15,139	5,010,260
Sonova Holding AG (Registered)	4,743	1,702,515
Straumann Holding AG (Registered)	3,896	636,406
Swatch Group AG (The)(x)	1,091	233,643
Swatch Group AG (The) (Registered)	2,170	92,943
Swiss Life Holding AG (Registered)	1,009	841,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Prime Site AG (Registered)	2,880	$322,760
Swisscom AG (Registered)	899	586,870
Temenos AG (Registered)	2,296	160,599
UBS Group AG (Registered)	188,610	5,807,499
VAT Group AG(m)	967	492,212
Zurich Insurance Group AG	5,182	3,121,384

		56,961,523

Taiwan (1.5%)
ASE Technology Holding Co. Ltd.	438,000	2,089,899
Delta Electronics, Inc.	103,000	1,238,415
Hon Hai Precision Industry Co. Ltd.	351,040	2,079,851
MediaTek, Inc.	71,000	2,636,152
Taiwan Semiconductor Manufacturing Co. Ltd.	298,000	9,011,613
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,113	1,756,325

		18,812,255

Thailand (0.1%)
Advanced Info Service PCL	43,400	350,680
Kasikornbank PCL	97,100	452,645

		803,325

United Kingdom (8.9%)
3i Group plc	34,820	1,538,563
Admiral Group plc	8,926	332,232
Ashtead Group plc	15,597	1,206,520
Associated British Foods plc	12,109	377,692
AstraZeneca plc	82,776	12,824,135
Auto Trader Group plc(m)	32,070	372,078
Aviva plc	94,632	611,842
BAE Systems plc	255,214	4,222,453
Barclays plc	1,498,167	4,497,679
Barratt Developments plc	87,649	560,952
Berkeley Group Holdings plc	3,745	236,325
British American Tobacco plc	70,983	2,585,096
BT Group plc(x)	226,347	447,567
Bunzl plc	11,978	565,934
Burberry Group plc	26,802	251,189
Centrica plc	194,761	303,740
CK Hutchison Holdings Ltd.	95,205	547,433
Coca-Cola Europacific Partners plc	7,426	584,798
Compass Group plc	59,937	1,918,379
Croda International plc	4,744	267,463
DCC plc	3,630	247,267
Diageo plc	186,019	6,473,612
Entain plc	226,459	2,310,698
Flutter Entertainment plc, Class DI*	8,598	2,040,133
Halma plc	72,170	2,516,399
Hargreaves Lansdown plc	11,878	176,986
Hays plc	296,000	367,244
HSBC Holdings plc	979,689	8,765,150
Imperial Brands plc	29,161	847,183
Informa plc	47,747	523,578
InterContinental Hotels Group plc	5,883	639,919
Intertek Group plc	36,725	2,533,534
J Sainsbury plc	63,054	249,022
JD Sports Fashion plc	99,550	205,030
Kingfisher plc	64,086	275,889
Land Securities Group plc (REIT)	23,701	206,283
Legal & General Group plc	212,284	642,269
Lloyds Banking Group plc	2,220,740	1,745,783
London Stock Exchange Group plc	24,102	3,293,208
M&G plc	79,704	221,006
Melrose Industries plc	519,688	3,166,189
National Grid plc	442,440	6,092,658
NatWest Group plc	231,425	1,064,039
Next plc	4,258	556,863
Pearson plc	21,769	294,970
Persimmon plc	10,927	240,096
Phoenix Group Holdings plc	23,370	174,813
Reckitt Benckiser Group plc	54,829	3,355,107
RELX plc (London Stock Exchange)	66,449	3,117,360
RELX plc (Turquoise Stock Exchange)	57,744	2,711,235
Rentokil Initial plc	379,960	1,851,107
Rolls-Royce Holdings plc*	494,114	3,482,713
Sage Group plc (The)	34,919	478,287
Schroders plc	27,361	127,738
Segro plc (REIT)	45,856	535,825
Severn Trent plc	9,824	347,005
Smith & Nephew plc	30,497	472,151
Smiths Group plc	12,868	288,509
Spirax Group plc	2,556	256,806
SSE plc	39,051	983,100
Standard Chartered plc	78,625	833,583
Taylor Wimpey plc	129,022	283,411
Tesco plc	244,841	1,174,169
Unilever plc	105,189	6,805,203
United Utilities Group plc	24,400	341,059
Vodafone Group plc	812,939	815,579
Whitbread plc	6,705	280,940
Wise plc, Class A*	21,831	195,990
WPP plc	134,764	1,375,078

		110,233,846

United States (8.0%)
Alcon, Inc.	17,876	1,780,947
BP plc	1,044,724	5,471,045
Carnival Corp.*	92,121	1,702,396
CRH plc	10,400	947,994
CSL Ltd.	17,139	3,392,145
CyberArk Software Ltd.*	1,463	426,625
Everest Group Ltd.	4,885	1,914,090
Experian plc	69,333	3,643,831
Ferrovial SE	18,836	808,918
GSK plc	146,813	2,976,611
Haleon plc	420,285	2,207,705
Holcim AG	18,548	1,809,326
ICON plc*	9,640	2,769,668
James Hardie Industries plc (CHDI)*	15,684	622,721
Linde plc	6,745	3,216,421
Monday.com Ltd.*	1,337	371,379
Nestle SA (Registered)	147,411	14,797,706
QIAGEN NV*	31,585	1,422,878
Roche Holding AG (BMV Mexico Stock Exchange)	43,570	13,930,457
Roche Holding AG (OTC US Exchange)	1,087	371,688
Sanofi SA	72,306	8,282,156
Schneider Electric SE	40,134	10,552,273
Shell plc (BMV Mexico Stock Exchange)	114,530	3,769,214
Shell plc (London Stock Exchange)	224,259	7,270,710
Smurfit WestRock plc	25,057	1,252,228
Stellantis NV	75,312	1,040,207
Swiss Re AG	10,790	1,487,792
Tenaris SA	38,457	605,097

		98,844,228

Total Common Stocks (80.7%) (Cost $574,074,782)		996,972,806

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares China Large-Cap ETF(x)	181,010	5,752,498
iShares Core MSCI EAFE ETF	336,500	26,263,825
iShares Latin America 40 ETF(x)	43,447	1,125,712
iShares MSCI Australia ETF(x)	64,115	1,738,158
iShares MSCI Austria ETF(x)	60,637	1,384,040
iShares MSCI Belgium ETF‡	75,297	1,571,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
iShares MSCI France ETF	40,767	$1,646,987
iShares MSCI Germany ETF(x)	246,210	8,331,746
iShares MSCI Indonesia ETF(x)	22,100	497,250
iShares MSCI Ireland ETF	13,700	939,968
iShares MSCI Israel ETF(x)	19,500	1,316,679
iShares MSCI Italy ETF(x)	136,424	5,315,079
iShares MSCI Mexico ETF(x)	7,248	389,290
iShares MSCI New Zealand ETF(x)	13,100	647,336
iShares MSCI Norway ETF	43,600	1,067,764
iShares MSCI Poland ETF(x)	8,300	201,192
iShares MSCI Singapore ETF(x)	45,363	1,004,790
iShares MSCI Spain ETF	82,121	2,898,050
JPMorgan BetaBuilders Japan ETF(x)	14,850	880,308
SPDR Portfolio Developed World ex-US ETF	257,400	9,667,944
SPDR S&P Emerging Asia Pacific ETF(x)	7,579	933,126
Vanguard FTSE Developed Markets ETF(x)	157,200	8,301,732
Vanguard FTSE Emerging Markets ETF	102,100	4,885,485
Vanguard FTSE Europe ETF(x)	282,100	20,057,310
Vanguard FTSE Pacific ETF(x)	53,500	4,193,865

Total Exchange Traded Funds (9.0%) (Cost $81,177,688)		111,011,771

SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	14,834,924	14,834,924
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	6,000,000	6,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		42,834,924

Total Short-Term Investments (3.5%) (Cost $42,834,924)		42,834,924

Total Investments in Securities (93.2%) (Cost $698,087,394)		1,150,819,501
Other Assets Less Liabilities (6.8%)		84,322,397

Net Assets (100%)		$1,235,141,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $14,157,203 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $59,995,075. This was collateralized by $19,411,847 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/15/24 - 5/15/54 and by cash of $42,834,924 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Financials	$187,033,246	15.1%
Industrials	186,058,571	15.1
Health Care	127,789,897	10.3
Information Technology	116,343,334	9.4
Exchange Traded Funds	111,011,771	9.0
Consumer Discretionary	108,103,306	8.8
Consumer Staples	84,648,722	6.9
Materials	74,754,778	6.1
Investment Companies	42,834,924	3.5
Communication Services	37,012,685	3.0
Energy	33,427,277	2.7
Utilities	27,587,770	2.2
Real Estate	14,213,220	1.1
Cash and Other	84,322,397	6.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x)**	60,637	1,411,933	—	(103,845)	23,608	52,344	1,384,040	61,214	—
iShares MSCI Belgium ETF	75,297	1,467,899	—	(53,123)	(476)	157,337	1,571,637	28,648	—
iShares MSCI Norway ETF**	43,600	1,062,488	—	—	—	5,276	1,067,764	38,165	—

Total		3,942,320	—	(156,968)	23,132	214,957	4,023,441	128,027	—

**	Not affiliated at September 30, 2024.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	839	12/2024	EUR	46,976,822	1,474,427
FTSE 100 Index	261	12/2024	GBP	28,922,219	(130,860)
SPI 200 Index	83	12/2024	AUD	11,915,383	185,184
TOPIX Index	158	12/2024	JPY	29,104,540	974,213

					2,502,964

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,519,063	USD	1,698,662	Toronto Dominion Bank	12/20/2024	44,299
EUR	4,716,684	USD	5,266,569	Toronto Dominion Bank	12/20/2024	1,008
GBP	2,493,887	USD	3,292,016	Toronto Dominion Bank	12/20/2024	41,566
USD	734,526	EUR	655,211	BNP Paribas	12/20/2024	2,788
USD	632,323	GBP	472,069	BNP Paribas	12/20/2024	1,308
USD	451,951	JPY	63,903,976	Natwest Markets plc	12/20/2024	2,382
USD	494,943	JPY	69,718,763	Standard Chartered Bank	12/20/2024	4,466

Total unrealized appreciation						97,817

JPY	459,018,591	USD	3,309,744	Toronto Dominion Bank	12/20/2024	(80,511)

Total unrealized depreciation						(80,511)

Net unrealized appreciation						17,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,748,078	$50,589,144	$—	$52,337,222
Austria	—	4,359,962	—	4,359,962
Belgium	—	5,969,012	244,319	6,213,331
Brazil	3,573,448	263,121	—	3,836,569
Burkina Faso	—	141,283	—	141,283
Canada	13,761,613	—	—	13,761,613
Chile	822,388	367,790	—	1,190,178
China	1,910,183	13,789,491	—	15,699,674
Colombia	2,116,035	—	—	2,116,035
Denmark	—	26,890,626	—	26,890,626
Finland	—	7,779,278	—	7,779,278
France	—	92,934,942	—	92,934,942
Germany	—	98,899,850	—	98,899,850
Hong Kong	547,428	15,966,140	—	16,513,568
India	4,151,733	4,079,419	—	8,231,152
Ireland	653,947	5,049,444	—	5,703,391
Israel	4,348,083	2,256,341	—	6,604,424
Italy	—	23,995,715	—	23,995,715
Japan	—	187,532,294	—	187,532,294
Jordan	—	150,024	—	150,024
Luxembourg	—	2,559,325	—	2,559,325
Macau	—	1,276,265	—	1,276,265
Mexico	2,679,251	—	—	2,679,251
Netherlands	—	42,186,837	—	42,186,837
New Zealand	—	1,638,839	—	1,638,839
Norway	1,840,706	7,177,876	—	9,018,582
Peru	1,185,896	—	—	1,185,896
Poland	—	137,390	—	137,390
Portugal	—	1,047,985	—	1,047,985
Singapore	1,526,310	12,821,677	—	14,347,987
South Africa	—	3,245,308	—	3,245,308
South Korea	—	6,977,988	—	6,977,988
Spain	—	26,099,824	—	26,099,824
Sweden	—	24,025,021	—	24,025,021
Switzerland	1,910,367	55,051,156	—	56,961,523
Taiwan	1,756,325	17,055,930	—	18,812,255
Thailand	—	803,325	—	803,325
United Kingdom	2,624,931	107,608,915	—	110,233,846
United States	10,400,579	88,443,649	—	98,844,228
Exchange Traded Funds	111,011,771	—	—	111,011,771
Forward Currency Contracts	—	97,817	—	97,817
Futures	2,633,824	—	—	2,633,824
Short-Term Investments
Investment Companies	42,834,924	—	—	42,834,924

Total Assets	$214,037,820	$939,269,003	$244,319	$1,153,551,142

Liabilities:
Forward Currency Contracts	$—	$(80,511)	$—	$(80,511)
Futures	(130,860)	—	—	(130,860)

Total Liabilities	$(130,860)	$(80,511)	$—	$(211,371)

Total	$213,906,960	$939,188,492	$244,319	$1,153,339,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$473,975,099
Aggregate gross unrealized depreciation	(55,291,293)

Net unrealized appreciation	$418,683,806

Federal income tax cost of investments in securities and derivative instruments, if applicable	$734,655,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)†
Arcadium Lithium plc (CRDI)*	39,196	$114,896

Australia (10.4%)
AGL Energy Ltd.	66,115	540,733
ALS Ltd.	52,913	527,504
Amotiv Ltd.(x)	15,385	111,151
AMP Ltd.	283,572	260,743
Ampol Ltd.	26,022	549,244
Ansell Ltd.	15,937	350,484
ANZ Group Holdings Ltd.	327,656	6,904,481
APA Group	140,137	751,818
ARB Corp. Ltd.	8,451	277,523
Arena REIT (REIT)	42,491	122,205
Aristocrat Leisure Ltd.	68,913	2,791,880
ASX Ltd.	21,172	935,760
Atlas Arteria Ltd.	115,650	390,978
AUB Group Ltd.	11,712	249,228
Audinate Group Ltd.*	8,349	56,451
Aurizon Holdings Ltd.	200,997	490,526
AVZ Minerals Ltd.(r)(x)*	316,830	—
Bank of Queensland Ltd.(x)	72,230	308,606
Bapcor Ltd.(x)	37,063	136,061
Beach Energy Ltd.	174,379	146,477
Bega Cheese Ltd.	29,619	107,710
Bellevue Gold Ltd.*	139,712	127,499
Bendigo & Adelaide Bank Ltd.(x)	62,055	499,805
BHP Group Ltd.	553,793	17,596,466
BlueScope Steel Ltd.	48,054	737,531
Boss Energy Ltd.*	44,736	101,754
Brambles Ltd.	152,074	2,000,745
Breville Group Ltd.(x)	10,963	258,756
Brickworks Ltd.	9,495	191,614
BWP Trust (REIT)	60,772	157,555
Capricorn Metals Ltd.*	41,225	163,880
CAR Group Ltd.	41,185	1,066,608
Centuria Capital Group (REIT)(x)	89,973	130,004
Centuria Industrial REIT (REIT)	58,239	128,843
Challenger Ltd.	56,601	254,352
Champion Iron Ltd.	42,431	215,610
Charter Hall Group (REIT)	51,649	570,249
Charter Hall Long Wale REIT (REIT)	72,628	200,845
Charter Hall Retail REIT (REIT)	56,486	140,976
Charter Hall Social Infrastructure REIT (REIT)	37,120	73,139
Cleanaway Waste Management Ltd.	243,439	494,807
Cochlear Ltd.	7,145	1,393,439
Codan Ltd.	12,946	144,278
Coles Group Ltd.	146,259	1,826,158
Collins Foods Ltd.(x)	12,090	73,053
Commonwealth Bank of Australia	182,748	17,105,556
Computershare Ltd.	61,124	1,067,862
Coronado Global Resources, Inc. (CRDI)(m)(x)	91,531	76,252
Corporate Travel Management Ltd.	14,061	125,402
Credit Corp. Group Ltd.	7,433	79,806
Data#3 Ltd.	16,893	88,527
De Grey Mining Ltd.*	217,218	208,741
Deep Yellow Ltd.(x)*	105,861	100,632
Deterra Royalties Ltd.	46,181	128,986
Dexus (REIT)	117,447	615,473
Domino’s Pizza Enterprises Ltd.	7,447	182,514
Downer EDI Ltd.	73,333	277,829
Eagers Automotive Ltd.	18,606	140,467
Elders Ltd.	17,257	100,814
Emerald Resources NL*	63,053	168,264
Endeavour Group Ltd.	166,233	576,924
Evolution Mining Ltd.	216,850	695,625
EVT Ltd.	11,518	85,841
Flight Centre Travel Group Ltd.	21,001	324,501
Fortescue Ltd.	184,916	2,643,766
Genesis Minerals Ltd.*	122,517	174,486
Glencore plc	1,987,673	11,365,783
Gold Road Resources Ltd.	118,297	139,852
Goodman Group (REIT)	190,792	4,879,131
GPT Group (The) (REIT)	209,173	720,167
GrainCorp Ltd., Class A	24,497	155,811
Guzman y Gomez Ltd.*	5,093	140,666
Harvey Norman Holdings Ltd.(x)	68,029	232,808
Healius Ltd.(x)*	79,287	94,556
Helia Group Ltd.	31,634	88,793
HMC Capital Ltd. (REIT)	29,238	165,752
HomeCo Daily Needs REIT (REIT)(m)	195,349	168,143
HUB24 Ltd.	8,862	357,618
IDP Education Ltd.(x)	30,393	334,094
IGO Ltd.	73,731	298,707
Iluka Resources Ltd.	46,729	225,173
Incitec Pivot Ltd.	191,088	410,858
Ingenia Communities Group (REIT)	40,946	142,389
Inghams Group Ltd.(x)	40,586	82,774
Insignia Financial Ltd.	73,241	133,171
Insurance Australia Group Ltd.	258,821	1,316,968
IPH Ltd.	24,347	102,340
IRESS Ltd.(x)*	20,397	139,887
JB Hi-Fi Ltd.	11,939	659,827
Johns Lyng Group Ltd.(x)	24,939	64,311
Judo Capital Holdings Ltd.*	121,131	138,177
Kelsian Group Ltd.(x)	23,862	68,133
Lendlease Corp. Ltd.	71,556	351,239
Lifestyle Communities Ltd.	12,496	72,828
Liontown Resources Ltd.(x)*	180,064	100,212
Lottery Corp. Ltd. (The)	243,045	860,309
Lovisa Holdings Ltd.(x)	7,308	181,886
Lynas Rare Earths Ltd.*	94,923	526,313
Macquarie Group Ltd.	38,758	6,226,434
Magellan Financial Group Ltd.	18,158	125,786
Medibank Pvt Ltd.	300,726	758,860
Megaport Ltd.*	17,417	88,142
Metcash Ltd.	119,193	295,007
Mineral Resources Ltd.	19,099	687,141
Mirvac Group (REIT)	430,872	640,449
Monadelphous Group Ltd.	10,675	95,278
National Australia Bank Ltd.	336,812	8,697,133
National Storage REIT (REIT)	149,637	263,801
Netwealth Group Ltd.	13,593	233,622
Neuren Pharmaceuticals Ltd.*	14,203	148,663
New Hope Corp. Ltd.(x)	56,307	202,814
NEXTDC Ltd.*	65,761	795,618
nib holdings Ltd.	52,969	217,524
Nine Entertainment Co. Holdings Ltd.	145,453	126,201
Northern Star Resources Ltd.	125,486	1,385,473
NRW Holdings Ltd.	50,996	126,217
Nufarm Ltd.	41,746	114,579
Orica Ltd.	53,180	682,009
Origin Energy Ltd.	188,117	1,301,847
Orora Ltd.	146,705	276,889
Paladin Energy Ltd.*	32,647	260,689
Perpetual Ltd.	12,462	160,423
Perseus Mining Ltd.	150,227	271,073
PEXA Group Ltd.*	14,139	144,670
Pilbara Minerals Ltd.(x)*	309,051	698,676
Pinnacle Investment Management Group Ltd.	17,521	218,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PolyNovo Ltd.*	75,371	$136,001
Premier Investments Ltd.	10,983	233,867
Pro Medicus Ltd.	5,929	730,649
Qantas Airways Ltd.*	177,931	912,753
QBE Insurance Group Ltd.	164,012	1,875,466
Qube Holdings Ltd.	192,961	526,944
Ramelius Resources Ltd.	125,049	190,196
Ramsay Health Care Ltd.	20,321	584,716
REA Group Ltd.	5,626	781,797
Reece Ltd.	26,099	514,241
Region RE Ltd. (REIT)	126,867	200,855
Regis Resources Ltd.*	82,494	116,346
Rio Tinto Ltd.	40,534	3,618,633
Rio Tinto plc	174,815	12,384,765
Sandfire Resources Ltd.*	49,942	374,277
Santos Ltd.	354,644	1,721,186
Scentre Group (REIT)	567,280	1,431,490
SEEK Ltd.(x)	38,963	669,386
Seven Group Holdings Ltd.	21,830	647,152
Sigma Healthcare Ltd.(x)	156,477	155,780
SiteMinder Ltd.*	26,768	116,958
SmartGroup Corp. Ltd.	14,631	84,765
Sonic Healthcare Ltd.	52,458	987,546
South32 Ltd.	504,896	1,315,956
Stanmore Resources Ltd.	35,434	78,391
Star Entertainment Group Ltd. (The)(x)*	266,119	54,275
Steadfast Group Ltd.	120,803	473,542
Stockland (REIT)	260,670	944,322
Suncorp Group Ltd.	138,932	1,737,556
Super Retail Group Ltd.	17,262	216,842
Tabcorp Holdings Ltd.	249,365	87,061
Technology One Ltd.	32,758	540,363
Telix Pharmaceuticals Ltd.*	31,426	450,388
Telstra Group Ltd.	1,261,697	3,384,424
TPG Telecom Ltd.	46,697	158,837
Transurban Group	338,899	3,076,330
Treasury Wine Estates Ltd.	88,604	735,077
Vault Minerals Ltd.*	742,803	166,899
Ventia Services Group Pty. Ltd.	93,415	293,850
Vicinity Ltd. (REIT)	422,526	645,571
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	123,644	250,460
Washington H Soul Pattinson & Co. Ltd.(x)	26,803	643,926
Waypoint REIT Ltd. (REIT)	73,364	133,901
Webjet Group Ltd.*	42,930	29,680
Webjet Ltd.*	42,930	218,145
Wesfarmers Ltd.	123,914	6,033,593
West African Resources Ltd.*	124,189	148,964
Westgold Resources Ltd.	102,984	190,099
Westpac Banking Corp.	377,732	8,283,520
Whitehaven Coal Ltd.	91,353	455,993
WiseTech Global Ltd.	20,452	1,939,797
Woodside Energy Group Ltd.	207,336	3,612,212
Woolworths Group Ltd.	133,393	3,070,968
Worley Ltd.	53,572	549,259
Yancoal Australia Ltd.	43,268	183,369
Zip Co. Ltd.*	138,216	262,778

		188,850,250

Austria (0.1%)
Mondi plc	72,169	1,371,071

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	175,854	11,623,747

Brazil (0.0%)†
Karoon Energy Ltd.(x)	87,689	94,876

Burkina Faso (0.0%)†
Endeavour Mining plc	32,722	774,771

Chile (0.1%)
Antofagasta plc	56,584	1,522,834

China (0.6%)
Prosus NV	266,311	11,638,395

Finland (0.7%)
Nokia OYJ	969,412	4,234,392
Nordea Bank Abp	642,597	7,575,100

		11,809,492

France (12.8%)
Air Liquide SA	105,975	20,438,801
Airbus SE	107,863	15,755,283
AXA SA	338,241	13,000,993
BNP Paribas SA	195,698	13,408,128
Cie de Saint-Gobain SA	92,388	8,404,224
Danone SA	118,077	8,588,121
EssilorLuxottica SA	56,778	13,436,837
Hermes International SCA	6,440	15,814,121
Kering SA	13,045	3,729,730
L’Oreal SA	44,284	19,818,948
LVMH Moet Hennessy Louis Vuitton SE	46,848	35,904,484
Pernod Ricard SA	36,267	5,474,255
Safran SA	69,329	16,291,342
TotalEnergies SE	439,511	28,620,638
Vinci SA	108,060	12,624,119

		231,310,024

Germany (10.6%)
adidas AG	30,481	8,071,929
Allianz SE (Registered)	71,805	23,579,272
BASF SE	163,605	8,660,569
Bayer AG (Registered)	180,085	6,078,999
Bayerische Motoren Werke AG	54,671	4,818,659
Deutsche Boerse AG	34,828	8,168,584
Deutsche Post AG	182,595	8,136,323
Deutsche Telekom AG (Registered)	656,472	19,284,540
Infineon Technologies AG	239,384	8,383,156
Mercedes-Benz Group AG	129,294	8,353,327
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	24,519	13,491,090
SAP SE	187,068	42,563,182
Siemens AG (Registered)	137,847	27,825,605
Volkswagen AG (Preference)(q)	37,799	4,003,948

		191,419,183

Hong Kong (0.2%)
Prudential plc	449,935	4,178,301

Indonesia (0.0%)†
Nickel Industries Ltd.	229,316	146,647

Italy (3.0%)
Coca-Cola HBC AG	33,457	1,191,616
Enel SpA	1,423,992	11,373,212
Eni SpA	411,096	6,261,041
Ferrari NV	21,314	9,957,668
Intesa Sanpaolo SpA	2,957,238	12,632,472
UniCredit SpA	300,069	13,148,768

		54,564,777

Japan (24.3%)
77 Bank Ltd. (The)	5,460	148,728
ABC-Mart, Inc.	11,100	235,554
Acom Co. Ltd.(x)	36,258	96,167
ADEKA Corp.	5,816	118,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Advantest Corp.	48,664	$2,282,442
Aeon Co. Ltd.	60,540	1,642,341
Aeon Delight Co. Ltd.	2,300	64,891
Aeon Hokkaido Corp.	6,749	43,201
Aeon Mall Co. Ltd.	9,610	139,812
AGC, Inc.	16,996	549,525
Ai Holdings Corp.	4,238	70,238
Aica Kogyo Co. Ltd.	4,388	103,712
Aichi Financial Group, Inc.(x)	5,726	93,863
Aichi Steel Corp.	2,010	54,891
Aiful Corp.	20,636	46,233
Ain Holdings, Inc.	2,727	103,103
Air Water, Inc.	14,881	208,267
Airtrip Corp.*	8,559	72,474
Aisan Industry Co. Ltd.	7,700	74,790
Aisin Corp.(x)	40,680	446,355
Ajinomoto Co., Inc.	40,815	1,574,952
Alfresa Holdings Corp.(x)	21,104	331,262
Alpen Co. Ltd.	4,000	59,363
Alpha Systems, Inc.	3,196	64,598
Alps Alpine Co. Ltd.(x)	16,017	172,066
Alps Logistics Co. Ltd.(x)	2,959	118,792
Amada Co. Ltd.(x)	27,419	278,053
Amano Corp.	5,299	158,758
Amvis Holdings, Inc.	4,377	58,654
ANA Holdings, Inc.	45,238	965,980
Anritsu Corp.	11,754	88,896
Aozora Bank Ltd.(x)	10,221	189,450
Appier Group, Inc.(x)*	8,814	109,282
Arclands Corp.	3,733	45,531
ARE Holdings, Inc.(x)	5,730	72,360
Argo Graphics, Inc.	3,309	121,332
Ariake Japan Co. Ltd.(x)	1,540	56,682
Artience Co. Ltd.	1,695	45,640
As One Corp.	5,908	119,044
Asahi Group Holdings Ltd.	125,655	1,642,323
Asahi Intecc Co. Ltd.	21,990	385,714
Asahi Kasei Corp.	115,868	872,285
Asics Corp.	60,744	1,268,344
ASKUL Corp.	4,548	68,445
Astellas Pharma, Inc.(x)	149,430	1,712,376
Autobacs Seven Co. Ltd.(x)	5,122	52,744
Awa Bank Ltd. (The)(x)	2,224	37,880
Axial Retailing, Inc.	8,516	55,697
Azbil Corp.	47,328	382,147
AZ-COM MARUWA Holdings, Inc.	4,260	33,997
Bandai Namco Holdings, Inc.	47,836	1,090,351
Base Co. Ltd.	2,953	64,001
BayCurrent, Inc.	13,549	500,010
Bic Camera, Inc.	10,045	110,637
BIPROGY, Inc.	5,369	181,550
BML, Inc.	2,892	53,363
Bridgestone Corp.	50,963	1,950,228
Brother Industries Ltd.(x)	22,856	442,092
Bunka Shutter Co. Ltd.	6,786	85,223
Calbee, Inc.(x)	7,612	184,997
Canon Electronics, Inc.	2,833	45,158
Canon Marketing Japan, Inc.	5,165	166,962
Canon, Inc.	86,583	2,833,187
Capcom Co. Ltd.	34,230	792,607
Central Glass Co. Ltd.	3,878	91,739
Central Japan Railway Co.	67,460	1,556,896
Change Holdings, Inc.(x)	12,222	118,627
Chiba Bank Ltd. (The)	45,706	366,507
Chilled & Frozen Logistics Holdings Co. Ltd.(x)	2,880	114,619
Chiyoda Co. Ltd.	15,392	105,380
Chofu Seisakusho Co. Ltd.	3,200	43,795
Chubu Electric Power Co., Inc.	61,364	717,710
Chudenko Corp.(x)	4,078	95,194
Chugai Pharmaceutical Co. Ltd.	54,313	2,619,570
Chugin Financial Group, Inc.(x)	13,443	133,658
Chugoku Electric Power Co., Inc. (The)(x)	24,265	164,946
Citizen Watch Co. Ltd.(x)	16,406	103,989
CKD Corp.	4,836	99,092
Cleanup Corp.	10,500	51,139
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	197,742
Colowide Co. Ltd.(x)	5,764	69,320
COMSYS Holdings Corp.	10,500	228,301
Comture Corp.	3,705	44,854
Concordia Financial Group Ltd.	96,536	531,964
Cosel Co. Ltd.	4,700	38,359
Cosmo Energy Holdings Co. Ltd.(x)	5,287	287,442
Cosmos Pharmaceutical Corp.	3,986	207,641
Create Restaurants Holdings, Inc.(x)	11,134	87,383
Create SD Holdings Co. Ltd.	2,762	61,591
Credit Saison Co. Ltd.	13,432	334,667
Curves Holdings Co. Ltd.	10,714	56,282
CyberAgent, Inc.	39,456	279,878
Cybozu, Inc.	27	368
Dai Nippon Printing Co. Ltd.	40,046	711,062
Daicel Corp.	29,000	268,864
Daiei Kankyo Co. Ltd.(x)	5,958	128,922
Daifuku Co. Ltd.	27,252	523,614
Daihen Corp.(x)	2,153	97,670
Daiho Corp.	1,428	34,427
Dai-ichi Life Holdings, Inc.	81,738	2,093,994
Daiichi Sankyo Co. Ltd.	150,058	4,916,494
Daiki Aluminium Industry Co. Ltd.	6,333	47,588
Daikin Industries Ltd.	20,859	2,913,511
Daio Paper Corp.(x)	8,061	50,825
Daiseki Co. Ltd.	2,316	60,347
Daishi Hokuetsu Financial Group, Inc.(x)	6,376	104,296
Daito Trust Construction Co. Ltd.	6,252	757,330
Daiwa House Industry Co. Ltd.	47,129	1,477,239
Daiwa Securities Group, Inc.(x)	131,703	920,936
Daiwabo Holdings Co. Ltd.(x)	8,725	164,969
DCM Holdings Co. Ltd.	10,117	111,148
Denka Co. Ltd.(x)	5,919	92,764
Denso Corp.	141,704	2,095,612
Dentsu Group, Inc.	18,243	559,380
Dentsu Soken, Inc.	2,820	108,699
Descente Ltd.	2,954	89,303
Dexerials Corp.(x)	16,359	230,546
DIC Corp.	8,900	200,819
Digital Arts, Inc.(x)	1,151	39,481
Digital Garage, Inc.	3,387	72,111
dip Corp.	2,786	55,051
Disco Corp.	8,440	2,201,535
DMG Mori Co. Ltd.	11,229	235,635
Doutor Nichires Holdings Co. Ltd.	5,044	80,507
Dowa Holdings Co. Ltd.	5,600	204,752
DTS Corp.	4,573	128,862
Duskin Co. Ltd.(x)	4,370	117,364
DyDo Group Holdings, Inc.(x)	4,246	89,514
Earth Corp.	1,236	45,837
East Japan Railway Co.(x)	93,621	1,855,484
Ebara Corp.	35,025	567,199
EDION Corp.(x)	43	550
Eiken Chemical Co. Ltd.(x)	478	7,729
Eisai Co. Ltd.	21,105	784,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Eizo Corp.	5,266	$79,764
Elan Corp.(x)	9,238	64,018
Elecom Co. Ltd.	4,016	40,544
Electric Power Development Co. Ltd.	14,178	236,259
Elematec Corp.	7,571	91,026
ENEOS Holdings, Inc.(x)	269,697	1,461,215
en-Japan, Inc.	2,579	43,640
euglena Co. Ltd.(x)*	9,207	28,699
Exedy Corp.	3,400	75,582
EXEO Group, Inc.	19,600	212,126
Ezaki Glico Co. Ltd.	4,571	139,587
Fancl Corp.	6,642	129,027
FANUC Corp.	85,695	2,498,257
Fast Retailing Co. Ltd.	10,055	3,317,503
Food & Life Cos. Ltd.	9,290	185,994
FP Corp.	3,160	62,958
Fudo Tetra Corp.(x)	6,411	102,103
Fuji Co. Ltd.	3,941	57,994
Fuji Corp.	5,877	93,271
Fuji Electric Co. Ltd.	9,979	598,497
Fuji Kyuko Co. Ltd.	2,194	42,178
Fuji Media Holdings, Inc.	20,394	243,706
Fuji Oil Holdings, Inc.	4,030	88,914
Fuji Seal International, Inc.	4,473	78,614
Fuji Soft, Inc.	3,706	232,584
FUJIFILM Holdings Corp.	93,672	2,403,634
Fujikura Ltd.(x)	21,309	714,328
Fujimi, Inc.	7	115
Fujimori Kogyo Co. Ltd.	2,520	77,235
Fujitec Co. Ltd.(x)	4,034	139,383
Fujitsu General Ltd.	4,465	65,550
Fujitsu Ltd.	157,860	3,224,199
Fukui Computer Holdings, Inc.	1,895	35,520
Fukuoka Financial Group, Inc.	16,400	418,886
Fukushima Galilei Co. Ltd.	2,372	90,275
Fukuyama Transporting Co. Ltd.(x)	2,128	56,263
FULLCAST Holdings Co. Ltd.	4,492	50,132
Funai Soken Holdings, Inc.	3,831	64,292
Furukawa Electric Co. Ltd.	5,789	145,324
Fuso Chemical Co. Ltd.(x)	1,687	46,716
Futaba Industrial Co. Ltd.	9,500	45,608
Future Corp.	8,216	104,040
Fuyo General Lease Co. Ltd.(x)	1,985	151,922
G-7 Holdings, Inc.	5,406	62,777
Genky DrugStores Co. Ltd.	3,812	99,328
Geo Holdings Corp.	6,023	64,494
Giken Ltd.	5,478	69,063
GLOBERIDE, Inc.	2,998	38,506
Glory Ltd.(x)	4,557	81,105
GMO GlobalSign Holdings KK	3,313	66,548
GMO internet group, Inc.	7,656	133,704
GMO Payment Gateway, Inc.	3,903	238,973
Goldwin, Inc.(x)	2,916	167,950
Gree, Inc.	19,104	62,207
GS Yuasa Corp.	5,471	108,392
Gunma Bank Ltd. (The)	29,571	180,605
Gunze Ltd.	2,242	87,824
H2O Retailing Corp.(x)	14,548	208,313
Hachijuni Bank Ltd. (The)	43,000	251,463
Hakuhodo DY Holdings, Inc.(x)	27,115	220,542
Hamamatsu Photonics KK	26,724	348,728
Hankyu Hanshin Holdings, Inc.(x)	22,548	693,736
Hanwa Co. Ltd.	3,585	123,969
Haseko Corp.(x)	16,475	214,642
Hazama Ando Corp.(x)	13,966	108,735
Heiwa Corp.	4,550	67,178
Heiwa Real Estate Co. Ltd.	3,878	110,087
Heiwado Co. Ltd.	2,453	40,791
Hikari Tsushin, Inc.	1,831	406,011
Hino Motors Ltd.(x)*	22,963	73,990
Hioki EE Corp.	1,430	81,785
Hirogin Holdings, Inc.(x)	36,500	280,877
Hirose Electric Co. Ltd.	2,789	353,367
HIS Co. Ltd.(x)*	3,292	38,549
Hitachi Construction Machinery Co. Ltd.(x)	6,567	158,595
Hitachi Ltd.	416,837	10,965,808
Hitachi Zosen Corp.	13,019	89,767
Hokkaido Electric Power Co., Inc.(x)	22,712	152,541
Hokkaido Gas Co. Ltd.	8,550	35,455
Hokkoku Financial Holdings, Inc.	1,084	32,092
Hokuetsu Corp.(x)	10,903	118,949
Hokuhoku Financial Group, Inc.(x)	10,686	116,172
Hokuriku Electric Power Co.	17,392	111,909
Honda Motor Co. Ltd.(x)	406,929	4,268,189
Horiba Ltd.	3,816	248,090
Hoshizaki Corp.	11,077	384,121
Hosiden Corp.	6,570	95,539
House Foods Group, Inc.	5,762	122,116
Hoya Corp.	33,736	4,644,055
Hulic Co. Ltd.	40,493	409,790
Hyakugo Bank Ltd. (The)(x)	17,673	67,015
Hyakujushi Bank Ltd. (The)	2,900	49,939
Ibiden Co. Ltd.(x)	10,054	309,542
Ichibanya Co. Ltd.	6,340	45,921
Ichigo, Inc.	44,705	114,154
Idec Corp.(x)	3,977	70,588
Idemitsu Kosan Co. Ltd.(x)	93,600	669,479
IDOM, Inc.	10,714	80,136
IHI Corp.	12,915	668,821
Iida Group Holdings Co. Ltd.(x)	15,482	238,168
Iino Kaiun Kaisha Ltd.(x)	12,669	110,625
Inaba Denki Sangyo Co. Ltd.(x)	6,062	161,541
Inabata & Co. Ltd.	2,307	53,451
Infomart Corp.	19,428	44,202
INFRONEER Holdings, Inc.(x)	20,727	169,090
Inpex Corp.	72,014	971,043
Insource Co. Ltd.	9,158	65,121
Internet Initiative Japan, Inc.	9,252	194,406
IR Japan Holdings Ltd.	6,362	38,909
Iriso Electronics Co. Ltd.	1,764	31,310
Isetan Mitsukoshi Holdings Ltd.(x)	29,788	461,354
Isuzu Motors Ltd.(x)	53,195	714,695
Ito En Ltd.	6,216	147,610
ITOCHU Corp.	122,147	6,525,272
Itoham Yonekyu Holdings, Inc.	2,537	68,224
Iwatani Corp.	15,176	217,939
Iyogin Holdings, Inc.	24,000	226,933
Izumi Co. Ltd.	3,455	85,266
J Front Retailing Co. Ltd.	22,829	245,643
JAC Recruitment Co. Ltd.	16,260	86,433
Jaccs Co. Ltd.(x)	1,844	49,332
JAFCO Group Co. Ltd.(x)	5,476	77,039
Japan Airlines Co. Ltd.(x)	40,833	715,235
Japan Airport Terminal Co. Ltd.	6,373	228,492
Japan Aviation Electronics Industry Ltd.	3,585	63,431
Japan Cash Machine Co. Ltd.	6,102	38,932
Japan Elevator Service Holdings Co. Ltd.	4,050	87,636
Japan Exchange Group, Inc.	92,372	1,192,529
Japan Lifeline Co. Ltd.	7,771	66,234
Japan Material Co. Ltd.	5,450	70,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Petroleum Exploration Co. Ltd.(x)	14,050	$101,862
Japan Post Bank Co. Ltd.	183,826	1,711,318
Japan Post Holdings Co. Ltd.	182,777	1,737,160
Japan Post Insurance Co. Ltd.	19,609	355,275
Japan Pulp & Paper Co. Ltd.	25,430	119,254
Japan Securities Finance Co. Ltd.	6,741	89,817
Japan Steel Works Ltd. (The)	5,779	202,009
Japan Tobacco, Inc.	103,866	3,020,045
Japan Wool Textile Co. Ltd. (The)	5,449	50,083
JCR Pharmaceuticals Co. Ltd.(x)	34,162	156,162
JCU Corp.	1,541	37,366
Jeol Ltd.	3,266	126,322
JFE Holdings, Inc.(x)	47,231	630,459
JGC Holdings Corp.	18,595	162,047
JMDC, Inc.	2,736	88,805
Joyful Honda Co. Ltd.	6,398	92,726
JTEKT Corp.	17,798	126,496
Juroku Financial Group, Inc.	3,200	87,946
JVCKenwood Corp.	19,300	180,612
K&O Energy Group, Inc.	2,655	59,021
Kadokawa Corp.	9,702	215,608
Kagome Co. Ltd.	8,701	194,210
Kajima Corp.	40,971	762,692
Kakaku.com, Inc.(x)	13,130	227,611
Kaken Pharmaceutical Co. Ltd.	2,834	75,383
Kameda Seika Co. Ltd.	1,676	52,184
Kamigumi Co. Ltd.(x)	8,622	195,506
Kanamoto Co. Ltd.	2,948	61,021
Kandenko Co. Ltd.	10,349	160,284
Kaneka Corp.	6,200	168,324
Kanematsu Corp.	8,108	136,464
Kansai Electric Power Co., Inc. (The)	65,172	1,074,675
Kansai Paint Co. Ltd.(x)	18,311	325,133
Kao Corp.	41,450	2,050,221
Kappa Create Co. Ltd.(x)	4,080	47,578
Katitas Co. Ltd.(x)	5,812	80,513
Kato Sangyo Co. Ltd.	2,563	75,611
Kawasaki Heavy Industries Ltd.(x)	14,020	566,263
Kawasaki Kisen Kaisha Ltd.(x)	42,996	662,328
KDDI Corp.(x)	126,694	4,049,624
KeePer Technical Laboratory Co. Ltd.(x)	2,208	65,829
Keihan Holdings Co. Ltd.	8,105	170,813
Keihanshin Building Co. Ltd.	3,858	43,110
Keikyu Corp.(x)	24,606	200,221
Keio Corp.	8,634	205,690
Keisei Electric Railway Co. Ltd.(x)	10,951	325,273
Keiyo Bank Ltd. (The)	17,682	86,119
Kewpie Corp.	13,000	323,813
Key Coffee, Inc.(x)	4,000	55,940
Keyence Corp.	17,078	8,122,818
KH Neochem Co. Ltd.	3,353	48,991
Kikkoman Corp.	60,880	689,599
Kinden Corp.	15,000	328,753
Kintetsu Department Store Co. Ltd.	2,816	41,361
Kintetsu Group Holdings Co. Ltd.(x)	17,144	425,364
Kirin Holdings Co. Ltd.	70,527	1,072,688
Kissei Pharmaceutical Co. Ltd.	3,193	78,756
Ki-Star Real Estate Co. Ltd.	2,056	55,933
Kitano Construction Corp.	1	28
Kitz Corp.	6,541	47,376
Koa Corp.(x)	13,134	103,537
Kobayashi Pharmaceutical Co. Ltd.	4,615	183,123
Kobe Bussan Co. Ltd.	14,292	449,866
Kobe Steel Ltd.(x)	33,016	393,160
Koei Tecmo Holdings Co. Ltd.(x)	11,028	126,950
Kohnan Shoji Co. Ltd.	2,315	61,288
Koito Manufacturing Co. Ltd.(x)	19,178	263,535
Kokusai Electric Corp.(x)	8,829	195,347
Kokuyo Co. Ltd.	7,982	140,563
Komatsu Ltd.	81,280	2,242,870
KOMEDA Holdings Co. Ltd.	4,896	94,224
Komeri Co. Ltd.(x)	3,475	89,459
Komori Corp.	7,900	61,892
Konami Group Corp.	7,496	758,597
Konica Minolta, Inc.(x)	43,791	125,896
Konoike Transport Co. Ltd.	6,036	104,614
Kosaido Holdings Co. Ltd.(x)	14,890	52,836
Kose Corp.	3,360	217,041
Koshidaka Holdings Co. Ltd.	10,956	77,372
Kotobuki Spirits Co. Ltd.(x)	8,160	103,359
K’s Holdings Corp.(x)	17,800	191,035
Kubota Corp.	90,523	1,279,194
Kumagai Gumi Co. Ltd.	3,271	81,931
Kumiai Chemical Industry Co. Ltd.	9,350	54,776
Kura Sushi, Inc.(x)	3,446	90,151
Kuraray Co. Ltd.	28,183	415,612
Kureha Corp.(x)	3,963	78,391
Kurita Water Industries Ltd.(x)	9,006	386,370
Kusuri no Aoki Holdings Co. Ltd.(x)	4,806	111,452
KYB Corp.	1,923	64,423
Kyocera Corp.	104,876	1,211,300
Kyoei Steel Ltd.(x)	7,738	93,141
Kyoritsu Maintenance Co. Ltd.(x)	5,340	89,245
Kyoto Financial Group, Inc.(x)	21,664	332,289
Kyowa Kirin Co. Ltd.	20,521	360,804
Kyudenko Corp.(x)	3,588	168,834
Kyushu Electric Power Co., Inc.	39,593	430,434
Kyushu Financial Group, Inc.	34,349	166,601
Kyushu Railway Co.(x)	11,748	337,993
Lasertec Corp.	7,782	1,278,094
Leopalace21 Corp.	15,452	64,292
Life Corp.	3,042	76,830
Link And Motivation, Inc.(x)	10,606	46,638
Lintec Corp.	4,900	112,677
Lion Corp.	21,636	243,118
LITALICO, Inc.(x)	3,942	34,175
Lixil Corp.(x)	29,006	345,812
LY Corp.	255,834	746,364
M&A Capital Partners Co. Ltd.	5,986	96,084
M&A Research Institute Holdings, Inc.*	1,754	36,429
M3, Inc.	33,824	338,417
Mabuchi Motor Co. Ltd.	9,052	140,071
Macnica Holdings, Inc.(x)	13,743	189,902
Maeda Kosen Co. Ltd.	6,346	82,788
Makino Milling Machine Co. Ltd.	2,098	85,686
Makita Corp.	22,583	760,649
Mandom Corp.(x)	4,260	36,724
Mani, Inc.	8,732	110,635
Marubeni Corp.	149,832	2,439,429
Maruha Nichiro Corp.	3,726	82,207
Marui Group Co. Ltd.(x)	15,023	249,869
Maruichi Steel Tube Ltd.	7,800	182,511
MARUKA FURUSATO Corp.	3,674	57,618
Maruwa Co. Ltd.	889	259,479
Marvelous, Inc.	10,228	41,773
Matsuda Sangyo Co. Ltd.	4,000	89,198
Matsui Securities Co. Ltd.	14,747	80,238
MatsukiyoCocokara & Co.(x)	34,299	561,528
Matsuya Co. Ltd.	7,173	43,170
Max Co. Ltd.	4,510	112,966
Maxell Ltd.	5,700	72,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mazda Motor Corp.(x)	57,715	$429,675
Mebuki Financial Group, Inc.	77,629	310,300
Media Do Co. Ltd.	9,544	91,373
Medipal Holdings Corp.(x)	17,687	306,484
Medley, Inc.(x)*	1,414	37,631
MedPeer, Inc.	9,655	37,753
Megachips Corp.	3,355	121,385
Megmilk Snow Brand Co. Ltd.	3,437	64,711
Meidensha Corp.	4,400	102,404
Meiji Holdings Co. Ltd.	21,858	545,975
Meiko Electronics Co. Ltd.	2,286	98,136
MEITEC Group Holdings, Inc.(x)	5,817	128,340
Melco Holdings, Inc.(x)	2,177	34,717
Menicon Co. Ltd.	890	9,035
Mercari, Inc.(x)*	10,481	182,820
METAWATER Co. Ltd.	3,652	45,229
Micronics Japan Co. Ltd.	3,035	83,094
Milbon Co. Ltd.	2,308	50,873
Mimasu Semiconductor Industry Co. Ltd.(x)	3,269	83,815
Minebea Mitsumi, Inc.	30,892	605,696
Mirait One Corp.(x)	7,953	117,531
Miroku Jyoho Service Co. Ltd.	2,998	38,694
MISUMI Group, Inc.	26,577	478,932
Mitani Sekisan Co. Ltd.(x)	1,611	63,667
Mitsubishi Chemical Group Corp.(x)	125,208	800,512
Mitsubishi Corp.	347,225	7,132,940
Mitsubishi Electric Corp.	190,940	3,060,221
Mitsubishi Estate Co. Ltd.	109,351	1,718,346
Mitsubishi Gas Chemical Co., Inc.(x)	14,524	279,869
Mitsubishi HC Capital, Inc.	74,540	524,075
Mitsubishi Heavy Industries Ltd.	308,400	4,543,656
Mitsubishi Logisnext Co. Ltd.	11,132	100,612
Mitsubishi Logistics Corp.(x)	4,016	145,914
Mitsubishi Materials Corp.(x)	14,300	256,201
Mitsubishi Motors Corp.	75,000	200,644
Mitsubishi Pencil Co. Ltd.(x)	3,972	66,575
Mitsubishi Research Institute, Inc.	2,488	72,013
Mitsubishi Shokuhin Co. Ltd.	2,092	76,562
Mitsubishi UFJ Financial Group, Inc.	1,019,248	10,307,719
Mitsui & Co. Ltd.	270,810	5,988,062
Mitsui Chemicals, Inc.(x)	14,798	391,765
Mitsui Fudosan Co. Ltd.	232,083	2,160,564
Mitsui High-Tec, Inc.(x)	9,160	57,398
Mitsui Mining & Smelting Co. Ltd.	5,900	200,327
Mitsui OSK Lines Ltd.(x)	36,801	1,261,310
Mitsuuroko Group Holdings Co. Ltd.	1,703	20,511
Miura Co. Ltd.	8,004	195,582
MIXI, Inc.	3,456	66,367
Mizuho Financial Group, Inc.	228,316	4,664,017
Mizuho Leasing Co. Ltd.	9,980	68,535
Mizuno Corp.	2,073	131,253
Mochida Pharmaceutical Co. Ltd.(x)	2,534	59,152
Modec, Inc.	6,780	159,682
Monex Group, Inc.(x)	14,185	59,415
Money Forward, Inc.*	4,020	163,821
Monogatari Corp. (The)	2,978	80,601
MonotaRO Co. Ltd.(x)	23,996	400,281
Morinaga & Co. Ltd.	8,494	169,585
Morinaga Milk Industry Co. Ltd.	7,816	191,043
Morita Holdings Corp.	3,388	51,931
MOS Food Services, Inc.(x)	3,648	90,867
MS&AD Insurance Group Holdings, Inc.	112,365	2,603,412
Murata Manufacturing Co. Ltd.	152,200	2,971,990
Musashi Seimitsu Industry Co. Ltd.	5,616	76,352
Nabtesco Corp.	11,042	189,687
Nachi-Fujikoshi Corp.	2,183	47,313
Nagase & Co. Ltd.(x)	11,432	254,610
Nagawa Co. Ltd.	1,145	58,475
Nagoya Railroad Co. Ltd.(x)	17,631	213,572
Namura Shipbuilding Co. Ltd.(x)	6,921	67,175
Nankai Electric Railway Co. Ltd.	9,800	160,884
Nanto Bank Ltd. (The)(x)	2,711	56,776
NEC Corp.	22,530	2,155,418
NEC Networks & System Integration Corp.	6,683	128,754
NET One Systems Co. Ltd.	7,723	192,316
Nexon Co. Ltd.	38,447	756,902
Nextage Co. Ltd.(x)	4,194	53,605
NGK Insulators Ltd.(x)	22,442	292,148
NH Foods Ltd.	6,942	257,587
NHK Spring Co. Ltd.	14,535	183,856
Nichias Corp.	4,359	172,571
Nichicon Corp.	10,871	72,007
Nichiha Corp.	3,077	74,396
Nichirei Corp.	9,587	297,966
Nidec Corp.	75,750	1,584,307
Nifco, Inc.	5,877	148,678
Nihon Kohden Corp.(x)	15,936	235,838
Nihon M&A Center Holdings, Inc.(x)	30,043	136,853
Nihon Parkerizing Co. Ltd.	12,170	105,082
Nihon Yamamura Glass Co. Ltd.(x)	5,562	58,629
Nikkon Holdings Co. Ltd.(x)	10,982	144,682
Nikon Corp.(x)	26,926	278,299
Nintendo Co. Ltd.	107,772	5,725,844
Nippn Corp.	4,887	75,451
Nippon Ceramic Co. Ltd.	1,836	32,306
Nippon Chemi-Con Corp.*	3,503	25,470
Nippon Densetsu Kogyo Co. Ltd.	4,340	57,947
Nippon Electric Glass Co. Ltd.	6,101	142,714
Nippon Express Holdings, Inc.	6,057	317,800
Nippon Gas Co. Ltd.	8,442	134,919
Nippon Kanzai Holdings Co. Ltd.	4,458	83,127
Nippon Kayaku Co. Ltd.(x)	10,745	93,376
Nippon Light Metal Holdings Co. Ltd.	5,252	59,490
Nippon Paint Holdings Co. Ltd.	92,331	705,050
Nippon Paper Industries Co. Ltd.(x)	9,600	65,458
Nippon Parking Development Co. Ltd.	46,787	75,523
Nippon Sanso Holdings Corp.	15,957	578,771
Nippon Sharyo Ltd.	3,791	56,789
Nippon Shinyaku Co. Ltd.	4,816	124,852
Nippon Shokubai Co. Ltd.	9,848	118,813
Nippon Signal Co. Ltd.	8,900	59,199
Nippon Soda Co. Ltd.(x)	1,900	32,970
Nippon Steel Corp.(x)	79,924	1,778,375
Nippon Telegraph & Telephone Corp.	5,123,665	5,233,286
Nippon Television Holdings, Inc.	13,631	212,870
Nippon Yusen KK(x)	43,984	1,597,471
Nipro Corp.(x)	13,900	137,670
Nishimatsu Construction Co. Ltd.(x)	3,295	116,623
Nishimatsuya Chain Co. Ltd.	6,093	104,457
Nishi-Nippon Financial Holdings, Inc.	10,611	120,488
Nishi-Nippon Railroad Co. Ltd.	5,600	89,148
Nissan Chemical Corp.(x)	9,008	321,273
Nissan Motor Co. Ltd.(x)	236,553	662,464
Nissha Co. Ltd.	6,603	89,219
Nisshin Seifun Group, Inc.	18,778	237,591
Nisshinbo Holdings, Inc.	12,062	80,467
Nissin Foods Holdings Co. Ltd.	18,948	528,263
Nissui Corp.	20,317	129,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Niterra Co. Ltd.(x)	14,152	$393,371
Nitori Holdings Co. Ltd.(x)	6,542	992,054
Nitta Corp.	1,728	44,365
Nitto Boseki Co. Ltd.(x)	2,757	112,985
Nitto Denko Corp.	55,965	930,057
Nitto Kogyo Corp.(x)	2,395	50,158
NOF Corp.	15,399	263,570
Nohmi Bosai Ltd.(x)	4,847	98,340
Nojima Corp.	7,218	101,748
NOK Corp.	6,744	105,295
Nomura Co. Ltd.	11,318	64,416
Nomura Holdings, Inc.	281,320	1,454,310
Nomura Micro Science Co. Ltd.(x)	3,627	61,222
Nomura Real Estate Holdings, Inc.(x)	10,820	288,408
Nomura Research Institute Ltd.	37,740	1,391,699
Noritsu Koki Co. Ltd.	3,829	116,422
Noritz Corp.	4,795	60,786
North Pacific Bank Ltd.(x)	27,366	73,496
NPR-RIKEN Corp.(x)	3,200	51,120
NS Solutions Corp.(x)	5,888	153,012
NSD Co. Ltd.	5,948	130,982
NSK Ltd.(x)	30,498	152,973
NTN Corp.(x)	37,117	66,190
NTT Data Group Corp.	44,542	797,867
Nxera Pharma Co. Ltd.*	5,980	51,260
Obara Group, Inc.	1,415	39,775
Obayashi Corp.(x)	56,756	715,941
Obic Co. Ltd.	27,955	981,464
Odakyu Electric Railway Co. Ltd.(x)	28,087	312,479
Ogaki Kyoritsu Bank Ltd. (The)(x)	2,098	26,596
Ohsho Food Service Corp.(x)	2,223	44,066
Oiles Corp.	4,560	64,597
Oji Holdings Corp.(x)	68,133	272,105
Okamoto Industries, Inc.	2,906	105,746
Okamura Corp.(x)	6,912	95,078
Okasan Securities Group, Inc.(x)	21,773	93,924
Oki Electric Industry Co. Ltd.	8,423	57,081
OKUMA Corp.	2,346	49,997
Okumura Corp.(x)	2,739	82,708
Olympus Corp.	97,382	1,841,941
Omron Corp.(x)	13,100	596,735
Ono Pharmaceutical Co. Ltd.(x)	36,152	480,811
Onward Holdings Co. Ltd.	15,000	55,001
Open House Group Co. Ltd.	5,846	219,848
Open Up Group, Inc.	4,768	67,809
Optex Group Co. Ltd.	5,977	64,500
Optorun Co. Ltd.	5,119	63,326
Oracle Corp.	3,300	338,553
Organo Corp.(x)	2,229	108,562
Orient Corp.	6,542	42,695
Oriental Land Co. Ltd.	94,115	2,421,550
ORIX Corp.	101,966	2,353,962
Osaka Gas Co. Ltd.	34,309	769,610
Osaka Organic Chemical Industry Ltd.	3,454	75,100
Osaka Soda Co. Ltd.(x)	8,950	119,499
Otsuka Corp.	19,060	469,985
Otsuka Holdings Co. Ltd.	42,539	2,392,366
PAL GROUP Holdings Co. Ltd.	5,007	88,417
PALTAC Corp.	3,995	122,581
Pan Pacific International Holdings Corp.	39,509	1,015,730
Panasonic Holdings Corp.	204,905	1,772,113
Paramount Bed Holdings Co. Ltd.	3,001	54,080
Park24 Co. Ltd.*	10,900	135,942
Pasona Group, Inc.	3,788	57,957
PeptiDream, Inc.(x)*	8,788	162,706
Persol Holdings Co. Ltd.	180,660	322,793
PHC Holdings Corp.(x)	4,990	36,594
Pigeon Corp.	10,057	117,696
PILLAR Corp.	3,146	90,839
Pilot Corp.	3,440	106,150
Piolax, Inc.(x)	4,502	73,204
Pola Orbis Holdings, Inc.	8,224	84,629
Pressance Corp.	6,138	82,082
Prestige International, Inc.	10,559	51,647
Prima Meat Packers Ltd.(x)	3,652	60,322
Raito Kogyo Co. Ltd.	6,051	91,149
Rakus Co. Ltd.	8,231	128,082
Rakuten Bank Ltd.*	7,719	173,204
Rakuten Group, Inc.*	122,910	791,550
Recruit Holdings Co. Ltd.	126,537	7,663,973
Relo Group, Inc.	8,020	104,794
Renesas Electronics Corp.	130,761	1,891,474
Rengo Co. Ltd.	15,192	105,586
RENOVA, Inc.(x)*	5,261	36,971
Resona Holdings, Inc.	192,487	1,336,059
Resonac Holdings Corp.	16,494	422,320
Resorttrust, Inc.(x)	7,178	143,635
Ricoh Co. Ltd.(x)	46,040	494,115
Ricoh Leasing Co. Ltd.(x)	1,550	53,329
Riken Keiki Co. Ltd.(x)	4,281	114,378
Rinnai Corp.	11,100	272,702
Riso Kyoiku Co. Ltd.(x)	22,934	41,169
Rohm Co. Ltd.(x)	30,360	339,246
Rohto Pharmaceutical Co. Ltd.	16,720	415,542
Roland Corp.	1,717	44,739
Rorze Corp.	8,920	122,264
Round One Corp.	18,870	143,765
RS Technologies Co. Ltd.	3,414	85,513
Ryohin Keikaku Co. Ltd.	21,429	392,722
Saibu Gas Holdings Co. Ltd.	4,157	52,785
Saizeriya Co. Ltd.	2,656	105,519
Sakai Moving Service Co. Ltd.	3,080	53,810
Sakata Seed Corp.	2,341	57,497
SAMTY HOLDINGS Co. Ltd.	3,211	62,377
San ju San Financial Group, Inc.(x)	2,610	29,909
San-A Co. Ltd.	3,652	65,430
San-Ai Obbli Co. Ltd.	7,598	102,822
Sangetsu Corp.(x)	3,239	63,394
San-In Godo Bank Ltd. (The)(x)	5,829	49,479
Sankyo Co. Ltd.	17,735	259,871
Sankyu, Inc.	4,962	166,200
Sanrio Co. Ltd.(x)	15,519	445,945
Sansan, Inc.*	4,408	65,909
Santen Pharmaceutical Co. Ltd.	30,999	374,102
Sanwa Holdings Corp.(x)	21,000	551,574
Sanyo Chemical Industries Ltd.	1,868	53,873
Sanyo Denki Co. Ltd.(x)	1,435	96,149
Sanyo Special Steel Co. Ltd.(x)	3,355	44,679
Sapporo Holdings Ltd.	6,302	346,791
Sato Holdings Corp.	5,385	78,494
Sawai Group Holdings Co. Ltd.(x)	11,838	167,820
SBI Holdings, Inc.(x)	26,709	612,323
SBS Holdings, Inc.	2,809	53,219
SCREEN Holdings Co. Ltd.(x)	5,568	386,361
SCSK Corp.	12,294	253,151
Secom Co. Ltd.	35,098	1,292,808
Sega Sammy Holdings, Inc.	13,520	269,036
Seibu Holdings, Inc.	22,730	504,654
Seiko Epson Corp.(x)	24,121	442,981
Seiko Group Corp.	4,175	112,999
Seino Holdings Co. Ltd.(x)	10,346	173,267
Seiren Co. Ltd.(x)	5,033	94,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sekisui Chemical Co. Ltd.	33,017	$512,628
Sekisui House Ltd.	53,648	1,483,369
Sekisui Jushi Corp.	5,073	81,500
Senko Group Holdings Co. Ltd.(x)	10,158	88,134
Seven & i Holdings Co. Ltd.	191,007	2,853,310
SG Holdings Co. Ltd.	31,903	342,060
Sharp Corp.*	28,919	191,110
Shibuya Corp.	2,975	78,657
SHIFT, Inc.*	1,134	107,778
Shiga Bank Ltd. (The)	2,831	63,918
Shikoku Electric Power Co., Inc.	18,249	161,571
Shikoku Kasei Holdings Corp.	5,724	81,922
Shimadaya Corp.*	2,177	28,779
Shimadzu Corp.	21,141	702,224
Shimamura Co. Ltd.	5,000	272,186
Shimano, Inc.	7,143	1,350,324
Shimizu Corp.(x)	57,596	394,125
Shimojima Co. Ltd.	5,300	48,013
Shin Nippon Biomedical Laboratories Ltd.(x)	4,508	36,541
Shin-Etsu Chemical Co. Ltd.	154,282	6,416,027
Shinko Electric Industries Co. Ltd.(x)*	5,402	206,308
Shinmaywa Industries Ltd.	11,106	102,309
Shionogi & Co. Ltd.	63,834	912,041
Ship Healthcare Holdings, Inc.	5,252	85,453
Shiseido Co. Ltd.	35,968	969,741
Shizuoka Financial Group, Inc.(x)	40,645	351,941
Shizuoka Gas Co. Ltd.	6,571	48,600
SHO-BOND Holdings Co. Ltd.	4,612	182,009
Shoei Co. Ltd.	4,748	73,768
Showa Sangyo Co. Ltd.(x)	2,573	52,275
Siix Corp.	7,281	55,978
Simplex Holdings, Inc.	1,627	27,395
Sintokogio Ltd.	7,500	50,304
Skylark Holdings Co. Ltd.	24,496	393,794
SMC Corp.	5,135	2,274,084
SMK Corp.(x)	8,249	131,433
SMS Co. Ltd.	6,512	97,708
Socionext, Inc.	12,015	237,082
SoftBank Corp.(x)	2,787,300	3,630,423
SoftBank Group Corp.	84,453	4,951,716
Sohgo Security Services Co. Ltd.(x)	31,635	227,812
Sojitz Corp.	18,298	428,407
Solasto Corp.(x)	42,724	165,872
Sompo Holdings, Inc.	79,506	1,770,734
Sony Group Corp.	595,025	11,498,918
Sotetsu Holdings, Inc.(x)	6,169	102,370
Square Enix Holdings Co. Ltd.(x)	8,069	319,728
Stanley Electric Co. Ltd.	13,307	246,604
Starts Corp., Inc.	1,577	38,129
Strike Co. Ltd.	2,743	83,020
Subaru Corp.(x)	52,689	909,891
Sugi Holdings Co. Ltd.	9,816	182,046
SUMCO Corp.(x)	32,710	350,940
Sumitomo Bakelite Co. Ltd.	4,992	139,522
Sumitomo Chemical Co. Ltd.	130,222	369,215
Sumitomo Corp.	109,290	2,428,751
Sumitomo Electric Industries Ltd.	63,561	1,015,163
Sumitomo Forestry Co. Ltd.	14,704	725,865
Sumitomo Heavy Industries Ltd.	10,441	249,901
Sumitomo Metal Mining Co. Ltd.	21,852	652,405
Sumitomo Mitsui Construction Co. Ltd.	15,803	43,981
Sumitomo Mitsui Financial Group, Inc.	355,362	7,528,804
Sumitomo Mitsui Trust Holdings, Inc.	62,048	1,463,940
Sumitomo Osaka Cement Co. Ltd.	3,791	107,775
Sumitomo Pharma Co. Ltd.(x)*	15,798	65,511
Sumitomo Realty & Development Co. Ltd.	24,192	808,953
Sumitomo Riko Co. Ltd.	10,079	102,175
Sumitomo Rubber Industries Ltd.	16,520	180,171
Sumitomo Warehouse Co. Ltd. (The)	5,783	108,357
Sundrug Co. Ltd.	6,166	181,644
Suntory Beverage & Food Ltd.	12,637	474,267
Suruga Bank Ltd.(x)	11,788	91,450
Suzuken Co. Ltd.	7,488	260,654
Suzuki Motor Corp.	128,280	1,421,367
SWCC Corp.(x)	3,116	124,228
Sysmex Corp.	45,183	888,727
Systena Corp.	23,296	60,134
T Hasegawa Co. Ltd.	3,525	80,323
T&D Holdings, Inc.	48,636	844,299
Tadano Ltd.	8,952	59,508
Taihei Dengyo Kaisha Ltd.	3,251	117,169
Taiheiyo Cement Corp.(x)	12,822	300,555
Taikisha Ltd.	2,538	86,439
Taisei Corp.	17,402	757,951
Taiyo Holdings Co. Ltd.	3,818	98,289
Taiyo Yuden Co. Ltd.(x)	8,275	167,861
Takamatsu Construction Group Co. Ltd.(x)	3,899	79,676
Takara Bio, Inc.	4,701	32,905
Takara Holdings, Inc.	9,479	80,264
Takara Standard Co. Ltd.	6,958	77,265
Takasago Thermal Engineering Co. Ltd.(x)	4,491	160,610
Takashimaya Co. Ltd.(x)	22,874	181,910
Takeda Pharmaceutical Co. Ltd.(x)	151,513	4,325,329
Takeuchi Manufacturing Co. Ltd.	3,225	99,179
Takuma Co. Ltd.	5,495	61,287
Tamron Co. Ltd.	3,214	99,959
Tamura Corp.	15,075	63,877
TBS Holdings, Inc.	11,930	323,473
TDK Corp.	138,330	1,754,570
TechMatrix Corp.	5,615	93,841
TechnoPro Holdings, Inc.	10,275	198,673
Teijin Ltd.(x)	14,506	142,915
Terumo Corp.	94,982	1,784,320
THK Co. Ltd.	9,493	166,049
TIS, Inc.(x)	18,861	479,120
TKC Corp.	2,570	68,396
Toagosei Co. Ltd.	10,197	114,616
Tobishima Corp.(r)	6,530	65,380
Tobu Railway Co. Ltd.	17,551	305,654
Toda Corp.	32,000	209,712
Toei Co. Ltd.(x)	2,174	68,824
Toho Bank Ltd. (The)	26,176	47,717
Toho Co. Ltd.	10,791	436,445
Toho Gas Co. Ltd.(x)	5,799	160,141
Toho Holdings Co. Ltd.(x)	4,972	157,021
Toho Titanium Co. Ltd.(x)	3,893	30,662
Tohoku Electric Power Co., Inc.	41,248	393,467
Tokai Carbon Co. Ltd.	15,000	96,121
Tokai Corp.	2,615	39,027
TOKAI Holdings Corp.	9,977	67,404
Tokai Rika Co. Ltd.	7,712	105,170
Token Corp.	853	67,065
Tokio Marine Holdings, Inc.	164,347	5,981,556
Tokuyama Corp.	6,205	124,489
Tokyo Century Corp.	12,872	143,833
Tokyo Electric Power Co. Holdings, Inc.*	150,110	665,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Electron Ltd.	36,172	$6,364,863
Tokyo Gas Co. Ltd.	35,205	817,388
Tokyo Ohka Kogyo Co. Ltd.	6,882	167,064
Tokyo Seimitsu Co. Ltd.(x)	3,298	173,247
Tokyo Steel Manufacturing Co. Ltd.	9,358	129,179
Tokyo Tatemono Co. Ltd.	19,659	314,120
Tokyotokeiba Co. Ltd.	2,059	62,819
Tokyu Construction Co. Ltd.	14,461	71,035
Tokyu Corp.(x)	46,695	602,024
Tokyu Fudosan Holdings Corp.	57,534	394,702
Tomy Co. Ltd.(x)	9,500	258,577
Topcon Corp.	8,062	86,692
TOPPAN Holdings, Inc.	21,338	630,082
Toray Industries, Inc.	117,437	688,975
Toridoll Holdings Corp.(x)	4,525	117,120
Torii Pharmaceutical Co. Ltd.	2,128	57,373
Toshiba TEC Corp.	2,627	63,425
Tosho Co. Ltd.	11,530	54,632
Tosoh Corp.(x)	24,847	330,717
Totetsu Kogyo Co. Ltd.	1,687	40,026
TOTO Ltd.(x)	12,927	480,024
Towa Corp.(x)	5,697	87,085
Towa Pharmaceutical Co. Ltd.(x)	3,403	71,268
Toyo Seikan Group Holdings Ltd.	12,145	190,213
Toyo Suisan Kaisha Ltd.	9,479	616,588
Toyo Tire Corp.	11,244	163,272
Toyobo Co. Ltd.(x)	9,549	65,841
Toyoda Gosei Co. Ltd.(x)	5,066	86,181
Toyota Boshoku Corp.	5,878	76,397
Toyota Industries Corp.	14,488	1,111,360
Toyota Motor Corp.	905,749	16,022,730
Toyota Tsusho Corp.	51,021	917,650
TPR Co. Ltd.(x)	4,102	62,761
Trancom Co. Ltd.	1,347	99,906
Transcosmos, Inc.	3,331	82,160
TRE Holdings Corp.	8,081	92,828
Trend Micro, Inc.	8,105	478,546
Tri Chemical Laboratories, Inc.	2,576	62,462
Trusco Nakayama Corp.	3,910	67,250
TS Tech Co. Ltd.	8,940	108,449
TSI Holdings Co. Ltd.(x)	14,450	88,173
Tsubakimoto Chain Co.	7,779	101,699
Tsugami Corp.	7,561	77,964
Tsumura & Co.	5,336	167,515
Tsuruha Holdings, Inc.	3,954	249,524
TV Asahi Holdings Corp.	4,061	56,115
UACJ Corp.(x)	4,186	149,120
UBE Corp.(x)	10,241	190,213
Uchida Yoko Co. Ltd.	1,541	72,909
Ulvac, Inc.	4,000	212,044
U-Next Holdings Co. Ltd.	1,895	72,253
Unicharm Corp.	36,148	1,303,566
United Arrows Ltd.	2,708	39,021
United Super Markets Holdings, Inc.(x)	5,338	31,495
USS Co. Ltd.	35,606	336,055
UT Group Co. Ltd.	2,834	54,265
V Technology Co. Ltd.	7,027	121,741
Valor Holdings Co. Ltd.(x)	4,076	62,476
Visional, Inc.*	2,145	118,350
Wacoal Holdings Corp.	3,211	100,111
Wacom Co. Ltd.	10,900	51,798
Weathernews, Inc.(x)	1,408	56,722
Welcia Holdings Co. Ltd.	9,748	138,225
West Japan Railway Co.	43,272	820,128
WingArc1st, Inc.	5,403	120,484
Wowow, Inc.	12,967	93,379
Xebio Holdings Co. Ltd.	5,148	44,916
Yakult Honsha Co. Ltd.(x)	25,208	582,121
Yamada Holdings Co. Ltd.	65,127	203,322
Yamaguchi Financial Group, Inc.	23,000	247,963
Yamaha Corp.(x)	32,289	277,116
Yamaha Motor Co. Ltd.	78,513	699,229
YA-MAN Ltd.(x)	5,286	31,262
Yamato Holdings Co. Ltd.	23,993	272,775
Yamato Kogyo Co. Ltd.	4,045	201,427
Yamazaki Baking Co. Ltd.	13,933	275,849
Yamazen Corp.(x)	9,283	87,776
Yaoko Co. Ltd.(x)	2,104	142,321
Yaskawa Electric Corp.	19,929	693,026
Yellow Hat Ltd.(x)	3,916	70,841
Yodogawa Steel Works Ltd.(x)	3,034	118,004
Yokogawa Bridge Holdings Corp.	4,453	82,383
Yokogawa Electric Corp.(x)	18,255	464,234
Yokohama Rubber Co. Ltd. (The)	9,294	207,705
Yoshinoya Holdings Co. Ltd.(x)	6,683	146,052
Yuasa Trading Co. Ltd.	3,071	106,409
Zenkoku Hosho Co. Ltd.	5,062	198,782
Zenrin Co. Ltd.	13,250	80,574
Zensho Holdings Co. Ltd.(x)	9,793	540,736
Zojirushi Corp.(x)	6,115	70,329
ZOZO, Inc.	11,482	416,540
Zuken, Inc.	3,038	75,884

		440,868,411

Jordan (0.0%)†
Hikma Pharmaceuticals plc	26,466	676,183

Mexico (0.0%)†
Fresnillo plc	30,143	246,433

Netherlands (5.2%)
Adyen NV(m)*	5,351	8,354,539
ASML Holding NV	73,247	60,792,420
ING Groep NV	605,532	10,969,456
Koninklijke Ahold Delhaize NV	171,728	5,931,664
Wolters Kluwer NV	45,555	7,672,355

		93,720,434

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)*	78,942	340,558
Auckland International Airport Ltd.	29,769	139,949
Chorus Ltd.	47,379	260,406
Fisher & Paykel Healthcare Corp. Ltd.	19,160	425,338
Fletcher Building Ltd.*	37,483	68,672
Spark New Zealand Ltd.	24,145	47,073
Xero Ltd.*	15,672	1,619,158

		2,901,154

Nigeria (0.0%)†
Airtel Africa plc(m)	196,005	298,736

Russia (0.0%)
Evraz plc(r)*	91,874	—

South Africa (0.4%)
Anglo American plc	203,457	6,607,168

Spain (3.0%)
Banco Bilbao Vizcaya Argentaria SA	1,056,448	11,416,463
Banco Santander SA	2,840,206	14,544,827
Iberdrola SA	1,064,999	16,466,646
Industria de Diseno Textil SA	203,727	12,051,021

		54,478,957

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (17.9%)
3i Group plc	151,865	6,710,337
Admiral Group plc	47,579	1,770,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ashtead Group plc	71,409	$5,523,909
Associated British Foods plc	52,327	1,632,134
AstraZeneca plc	245,022	37,960,221
Auto Trader Group plc(m)	145,831	1,691,939
Aviva plc	441,881	2,856,977
B&M European Value Retail SA	152,460	846,308
BAE Systems plc	496,495	8,214,389
Barclays plc	2,406,894	7,225,788
Barratt Developments plc	223,544	1,430,677
Beazley plc	105,782	1,076,246
Berkeley Group Holdings plc	16,200	1,022,285
British American Tobacco plc	326,687	11,897,456
British Land Co. plc (The) (REIT)	151,433	881,504
BT Group plc(x)	1,032,817	2,042,240
Bunzl plc	55,242	2,610,064
Centrica plc	854,608	1,332,806
Compass Group plc	278,449	8,912,201
ConvaTec Group plc(m)	270,242	820,151
Croda International plc	22,799	1,285,389
Darktrace plc*	69,477	535,774
DCC plc	16,117	1,097,851
Diageo plc	363,515	12,650,616
Diploma plc	21,900	1,298,240
DS Smith plc	224,934	1,388,750
easyJet plc	105,026	730,155
Entain plc	99,533	1,015,595
Frasers Group plc*	16,814	187,366
Halma plc	61,955	2,160,226
Hargreaves Lansdown plc	62,111	925,473
Hiscox Ltd.	50,553	774,545
Howden Joinery Group plc	89,756	1,088,394
HSBC Holdings plc	3,029,072	27,100,712
IMI plc	42,589	1,031,741
Imperial Brands plc	139,638	4,056,752
Informa plc	217,612	2,386,260
InterContinental Hotels Group plc	26,266	2,857,065
Intermediate Capital Group plc	43,202	1,286,869
International Consolidated Airlines Group SA	599,860	1,647,273
Intertek Group plc	26,316	1,815,452
J Sainsbury plc	295,240	1,166,006
JD Sports Fashion plc	408,252	840,824
Kingfisher plc	300,699	1,294,503
Land Securities Group plc (REIT)	121,779	1,059,909
Legal & General Group plc	977,352	2,956,996
Lloyds Banking Group plc	10,194,962	8,014,531
London Stock Exchange Group plc	81,264	11,103,611
LondonMetric Property plc (REIT)	323,000	884,398
M&G plc	354,896	984,068
Marks & Spencer Group plc	333,429	1,660,968
Melrose Industries plc	213,351	1,299,837
National Grid plc	798,957	11,002,105
NatWest Group plc	1,086,546	4,995,690
Next plc	19,479	2,547,472
Pearson plc	109,172	1,479,279
Persimmon plc	52,286	1,148,868
Phoenix Group Holdings plc	122,414	915,686
Reckitt Benckiser Group plc	114,144	6,984,723
RELX plc	305,699	14,341,433
Rentokil Initial plc	412,420	2,009,247
Rightmove plc	129,978	1,072,881
Rolls-Royce Holdings plc*	1,391,121	9,805,178
Sage Group plc (The)	163,929	2,245,344
Schroders plc	137,899	643,799
Segro plc (REIT)	220,936	2,581,625
Severn Trent plc	43,172	1,524,931
Smith & Nephew plc	142,991	2,213,770
Smiths Group plc	56,668	1,270,533
Spirax Group plc	12,062	1,211,891
SSE plc	178,754	4,500,091
Standard Chartered plc	343,512	3,641,919
Taylor Wimpey plc	578,636	1,271,037
Tesco plc	1,131,726	5,427,350
Unilever plc	403,030	26,074,030
UNITE Group plc (The) (REIT)	66,919	840,993
United Utilities Group plc	111,550	1,559,225
Virgin Money UK plc (CHDI)(r)	123,166	359,336
Vistry Group plc*	50,121	875,141
Vodafone Group plc	3,514,154	3,525,565
Weir Group plc (The)	42,437	1,228,905
Whitbread plc	29,321	1,228,550
WPP plc	175,453	1,790,253

		325,361,554

United States (8.2%)
Alcoa Corp. (CRDI)(x)	7,325	292,201
Amcor plc (CHDI)	60,739	686,148
Block, Inc. (CRDI)*	4,623	307,977
BP plc	2,696,771	14,122,540
CSL Ltd.	52,769	10,444,023
Experian plc	149,991	7,882,853
GSK plc	653,962	13,258,979
Haleon plc	1,128,866	5,929,794
James Hardie Industries plc (CHDI)*	47,110	1,870,466
Life360, Inc. (CRDI)(m)*	24,286	318,005
Light & Wonder, Inc. (CRDI)(x)*	2,413	221,257
Newmont Corp. (CRDI)	14,875	801,316
News Corp. (CHDI), Class B	3,597	100,317
Reliance Worldwide Corp. Ltd.	85,752	348,001
ResMed, Inc. (CHDI)	64,765	1,565,792
Sanofi SA	210,871	24,153,825
Schneider Electric SE	105,516	27,742,903
Shell plc	1,029,417	33,374,767
Sims Ltd.	17,511	153,265
Stellantis NV	393,231	5,431,293

		149,005,722

Total Common Stocks (98.3%) (Cost $1,180,334,140)		1,783,584,016

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	81,015	1,115,624
Scottish Mortgage Investment Trustplc	214,725	2,402,831

		3,518,455

United States (0.1%)
Pershing Square Holdings Ltd.	24,427	1,154,122

Total Closed End Funds (0.3%) (Cost $2,598,780)		4,672,577

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	17,812,180	17,812,180
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	500,000	500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	5,000,000	$5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		29,512,180

Total Short-Term Investments (1.6%) (Cost $29,512,180)		29,512,180

Total Investments in Securities (100.2%) (Cost $1,212,445,100)		1,817,768,773
Other Assets Less Liabilities (-0.2%)		(2,992,913)

Net Assets (100%)		$1,814,775,860

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $11,978,225 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $57,587,501. This was collateralized by $32,220,807 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 10/15/24 – 5/15/54 and by cash of $29,512,180 which was subsequently invested in investment companies.

Glossary:

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Financials	$354,097,850	19.5%
Industrials	314,778,660	17.3
Consumer Discretionary	235,744,180	13.0
Information Technology	185,860,047	10.2
Consumer Staples	166,127,506	9.2
Health Care	148,598,342	8.2
Materials	130,049,832	7.2
Energy	94,050,687	5.2
Communication Services	69,320,756	3.8
Utilities	56,577,010	3.1
Investment Companies	29,512,180	1.6
Real Estate	28,379,146	1.6
Closed End Funds	4,672,577	0.3
Cash and Other	(2,992,913)	(0.2)

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	123	12/2024	EUR	6,886,948	192,111
FTSE 100 Index	34	12/2024	GBP	3,767,645	(33,903)
SPI 200 Index	12	12/2024	AUD	1,722,706	6,985
TOPIX Index	15	12/2024	JPY	2,763,089	93,870

					259,063

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$4,672,577	$—		$4,672,577
Common Stocks
Argentina	—	114,896	—		114,896
Australia	—	188,850,250	—	(a)	188,850,250
Austria	—	1,371,071	—		1,371,071
Belgium	—	11,623,747	—		11,623,747
Brazil	—	94,876	—		94,876
Burkina Faso	—	774,771	—		774,771
Chile	—	1,522,834	—		1,522,834
China	—	11,638,395	—		11,638,395
Finland	—	11,809,492	—		11,809,492
France	—	231,310,024	—		231,310,024
Germany	—	191,419,183	—		191,419,183
Hong Kong	—	4,178,301	—		4,178,301
Indonesia	—	146,647	—		146,647
Italy	—	54,564,777	—		54,564,777
Japan	—	440,803,031	65,380		440,868,411
Jordan	—	676,183	—		676,183
Mexico	—	246,433	—		246,433
Netherlands	—	93,720,434	—		93,720,434
New Zealand	—	2,901,154	—		2,901,154
Nigeria	—	298,736	—		298,736
Russia	—	—	—	(a)	—	(a)
South Africa	—	6,607,168	—		6,607,168
Spain	—	54,478,957	—		54,478,957
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	—	325,002,218	359,336		325,361,554
United States	—	149,005,722	—		149,005,722
Futures	292,966	—	—		292,966
Short-Term Investments
Investment Companies	29,512,180	—	—		29,512,180

Total Assets	$29,805,146	$1,787,831,877	$424,716		$1,818,061,739

Liabilities:
Futures	$(33,903)	$—	$—		$(33,903)

Total Liabilities	$(33,903)	$—	$—		$(33,903)

Total	$29,771,243	$1,787,831,877	$424,716		$1,818,027,836

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$711,259,343
Aggregate gross unrealized depreciation	(138,026,022)

Net unrealized appreciation	$573,233,321

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,244,794,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)†
Arcadium Lithium plc (CRDI)*	15,739	$46,136

Australia (7.1%)
AGL Energy Ltd.	21,601	176,667
ALS Ltd.	20,942	208,776
Amotiv Ltd.	5,659	40,884
AMP Ltd.(x)	92,528	85,079
Ampol Ltd.	8,904	187,936
Ansell Ltd.	5,830	128,212
ANZ Group Holdings Ltd.	112,825	2,377,488
APA Group	54,107	290,277
ARB Corp. Ltd.	3,357	110,241
Aristocrat Leisure Ltd.	23,477	951,126
ASX Ltd.	7,978	352,612
Atlas Arteria Ltd.	51,075	172,669
AUB Group Ltd.	4,347	92,503
Audinate Group Ltd.*	2,740	18,526
Aurizon Holdings Ltd.	70,013	170,864
Bank of Queensland Ltd.	21,396	91,415
Bapcor Ltd.	12,735	46,751
Beach Energy Ltd.	52,506	44,105
Bega Cheese Ltd.	10,108	36,758
Bellevue Gold Ltd.*	38,882	35,483
Bendigo & Adelaide Bank Ltd.	18,893	152,169
BHP Group Ltd.	190,693	6,059,164
BlueScope Steel Ltd.	17,075	262,067
Boss Energy Ltd.*	15,367	34,953
Brambles Ltd.	213,365	2,807,113
Breville Group Ltd.	5,221	123,230
Brickworks Ltd.	3,128	63,125
BWP Trust (REIT)	31,654	82,065
Capricorn Metals Ltd.*	13,680	54,382
CAR Group Ltd.	14,536	376,453
Centuria Capital Group (REIT)	28,828	41,654
Challenger Ltd.	17,638	79,261
Champion Iron Ltd.	15,522	78,874
Charter Hall Group (REIT)	20,235	223,412
Charter Hall Long Wale REIT (REIT)	29,555	81,731
Charter Hall Retail REIT (REIT)	19,075	47,607
Charter Hall Social Infrastructure REIT (REIT)	15,900	31,329
Cleanaway Waste Management Ltd.	94,245	191,559
Cochlear Ltd.	2,460	479,756
Coles Group Ltd.	50,974	636,450
Collins Foods Ltd.	5,548	33,523
Commonwealth Bank of Australia	62,928	5,890,179
Computershare Ltd.	21,500	375,614
Coronado Global Resources, Inc. (CRDI)(m)(x)	32,910	27,417
Corporate Travel Management Ltd.	4,838	43,147
Credit Corp. Group Ltd.	2,888	31,008
Data#3 Ltd.	5,527	28,964
De Grey Mining Ltd.*	89,733	86,231
Deep Yellow Ltd.*	35,770	34,003
Deterra Royalties Ltd.	11,262	31,455
Dexus (REIT)	39,692	208,003
Domino’s Pizza Enterprises Ltd.	2,970	72,790
Downer EDI Ltd.	25,221	95,552
Eagers Automotive Ltd.	9,018	68,082
Elders Ltd.	5,260	30,728
Emerald Resources NL*	18,647	49,762
Endeavour Group Ltd.	53,755	186,561
Evolution Mining Ltd.	78,043	250,351
Flight Centre Travel Group Ltd.(x)	7,568	116,938
Fortescue Ltd.	63,674	910,355
Genesis Minerals Ltd.*	36,242	51,615
Glencore plc	1,630,493	9,323,379
Gold Road Resources Ltd.	41,019	48,493
Goodman Group (REIT)	66,620	1,703,676
GPT Group (The) (REIT)	75,112	258,605
GrainCorp Ltd., Class A	8,036	51,112
Harvey Norman Holdings Ltd.	19,394	66,370
Healius Ltd.(x)*	10,625	12,671
Helia Group Ltd.	10,987	30,839
HomeCo Daily Needs REIT (REIT)(m)	75,836	65,274
HUB24 Ltd.	3,470	140,029
IDP Education Ltd.(x)	10,762	118,301
IGO Ltd.	20,056	81,253
Iluka Resources Ltd.	18,566	89,464
Incitec Pivot Ltd.	80,263	172,573
Ingenia Communities Group (REIT)	12,768	44,401
Inghams Group Ltd.(x)	11,667	23,795
Insignia Financial Ltd.	24,263	44,116
Insurance Australia Group Ltd.	96,002	488,490
IPH Ltd.	8,971	37,709
IRESS Ltd.*	7,655	52,499
JB Hi-Fi Ltd.	4,187	231,401
Johns Lyng Group Ltd.(x)	7,025	18,116
Judo Capital Holdings Ltd.*	33,650	38,385
Kelsian Group Ltd.(x)	6,435	18,374
Lendlease Corp. Ltd.	26,590	130,519
Lifestyle Communities Ltd.	3,641	21,220
Liontown Resources Ltd.(x)*	87,574	48,738
Lottery Corp. Ltd. (The)	82,886	293,393
Lovisa Holdings Ltd.	2,652	66,005
Lynas Rare Earths Ltd.*	38,711	214,638
Macquarie Group Ltd.	13,346	2,144,022
Magellan Financial Group Ltd.	4,295	29,753
Medibank Pvt Ltd.	106,160	267,887
Megaport Ltd.*	8,385	42,434
Metcash Ltd.	45,279	112,067
Mineral Resources Ltd.	6,913	248,715
Mirvac Group (REIT)	159,119	236,515
Monadelphous Group Ltd.	3,274	29,222
National Australia Bank Ltd.	115,978	2,994,775
National Storage REIT (REIT)	49,559	87,370
Netwealth Group Ltd.	3,292	56,580
Neuren Pharmaceuticals Ltd.*	4,985	52,178
New Hope Corp. Ltd.(x)	19,950	71,859
NEXTDC Ltd.*	24,528	296,755
nib holdings Ltd.	17,468	71,734
Nine Entertainment Co. Holdings Ltd.	38,897	33,749
Northern Star Resources Ltd.	44,310	489,220
NRW Holdings Ltd.	18,286	45,258
Nufarm Ltd.	16,854	46,259
Orica Ltd.	19,013	243,833
Origin Energy Ltd.	67,931	470,111
Orora Ltd.	40,922	77,236
Paladin Energy Ltd.*	10,687	85,337
Perpetual Ltd.	4,518	58,160
Perseus Mining Ltd.	43,423	78,353
PEXA Group Ltd.*	3,591	36,743
Pilbara Minerals Ltd.(x)*	118,627	268,182
Pinnacle Investment Management Group Ltd.	6,284	78,417
PolyNovo Ltd.*	29,660	53,519
Premier Investments Ltd.	3,961	84,344
Pro Medicus Ltd.	2,092	257,804
Qantas Airways Ltd.*	64,630	331,540
QBE Insurance Group Ltd.	59,398	679,212
Qube Holdings Ltd.	68,053	185,841
Ramelius Resources Ltd.	62,904	95,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ramsay Health Care Ltd.	7,806	$224,610
REA Group Ltd.	2,060	286,260
Reece Ltd.	8,185	161,273
Region RE Ltd. (REIT)	46,044	72,896
Regis Resources Ltd.*	33,584	47,365
Rio Tinto Ltd.	13,549	1,209,574
Rio Tinto plc	60,896	4,314,176
Sandfire Resources Ltd.*	21,595	161,838
Santos Ltd.	122,118	592,673
Scentre Group (REIT)	184,772	466,259
SEEK Ltd.	14,554	250,038
Seven Group Holdings Ltd.	7,636	226,370
Sigma Healthcare Ltd.(x)	60,517	60,247
SiteMinder Ltd.*	9,363	40,910
SmartGroup Corp. Ltd.	5,560	32,212
Sonic Healthcare Ltd.	18,678	351,622
South32 Ltd.	170,303	443,876
Stanmore Resources Ltd.	13,611	30,112
Star Entertainment Group Ltd. (The)*	98,193	20,026
Steadfast Group Ltd.	42,645	167,166
Stockland (REIT)	97,057	351,606
Suncorp Group Ltd.	49,045	613,382
Super Retail Group Ltd.	5,904	74,165
Tabcorp Holdings Ltd.	82,114	28,669
Technology One Ltd.	11,605	191,432
Telix Pharmaceuticals Ltd.*	10,024	143,661
Telstra Group Ltd.	445,395	1,194,744
TPG Telecom Ltd.	22,358	76,049
Transurban Group	115,922	1,052,273
Treasury Wine Estates Ltd.	32,710	271,369
Vault Minerals Ltd.*	244,918	55,030
Ventia Services Group Pty. Ltd.	28,163	88,591
Vicinity Ltd. (REIT)	144,176	220,284
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	41,074	83,202
Washington H Soul Pattinson & Co. Ltd.(x)	9,794	235,295
Waypoint REIT Ltd. (REIT)	35,784	65,312
Webjet Group Ltd.*	17,419	12,043
Webjet Ltd.*	17,419	88,513
Wesfarmers Ltd.	42,668	2,077,581
West African Resources Ltd.*	32,110	38,516
Westpac Banking Corp.	130,068	2,852,342
Whitehaven Coal Ltd.	32,179	160,623
WiseTech Global Ltd.	7,353	697,405
Woodside Energy Group Ltd.	71,306	1,242,295
Woolworths Group Ltd.	46,761	1,076,530
Worley Ltd.	17,400	178,397

		72,850,313

Austria (0.1%)
Mondi plc	26,668	506,640

Belgium (0.9%)
Anheuser-Busch InBev SA/NV	110,173	7,282,308
Liberty Global Ltd., Class A*	110,495	2,332,550

		9,614,858

Brazil (0.0%)†
Karoon Energy Ltd.(x)	36,590	39,589

Burkina Faso (0.0%)†
Endeavour Mining plc	11,944	282,803

Canada (0.5%)
Open Text Corp.	161,052	5,361,057

Chile (0.1%)
Antofagasta plc	20,526	552,412

China (1.6%)
Alibaba Group Holding Ltd.	448,200	6,342,031
Prosus NV	240,999	10,532,203

		16,874,234

Denmark (0.5%)
DSV A/S	24,500	5,058,015

Finland (0.4%)
Nokia OYJ	337,611	1,474,685
Nordea Bank Abp	228,605	2,694,855

		4,169,540

France (12.4%)
Accor SA	103,897	4,510,465
Air Liquide SA	37,468	7,226,242
Airbus SE	77,935	11,383,774
AXA SA	119,585	4,596,497
BNP Paribas SA	216,525	14,835,077
Capgemini SE	16,600	3,583,864
Cie de Saint-Gobain SA	32,664	2,971,334
Danone SA	75,749	5,509,469
Edenred SE	171,500	6,494,596
EssilorLuxottica SA	20,207	4,782,101
Hermes International SCA	2,277	5,591,421
Kering SA	34,187	9,774,493
L’Oreal SA	15,657	7,007,164
LVMH Moet Hennessy Louis Vuitton SE	16,563	12,693,946
Pernod Ricard SA	21,222	3,203,315
Publicis Groupe SA	14,405	1,574,630
Safran SA	24,511	5,759,741
TotalEnergies SE	155,389	10,118,819
Vinci SA	38,205	4,463,303
Worldline SA(m)*	254,300	1,850,738

		127,930,989

Germany (13.8%)
adidas AG	22,377	5,925,841
Allianz SE (Registered)	42,410	13,926,564
BASF SE	58,233	3,082,613
Bayer AG (Registered)(x)	390,964	13,197,488
Bayerische Motoren Werke AG	106,640	9,399,166
Brenntag SE	58,100	4,331,866
Continental AG	137,020	8,867,734
Daimler Truck Holding AG	142,900	5,349,495
Deutsche Boerse AG	12,314	2,888,134
Deutsche Post AG	63,478	2,828,541
Deutsche Telekom AG (Registered)	227,328	6,677,994
Fresenius Medical Care AG	187,300	7,962,347
Fresenius SE & Co. KGaA*	167,700	6,389,894
Henkel AG & Co. KGaA	26,830	2,280,255
Infineon Technologies AG	85,877	3,007,387
Mercedes-Benz Group AG	155,512	10,047,199
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,669	4,769,944
SAP SE	66,138	15,048,238
Siemens AG (Registered)(x)	70,836	14,298,857
thyssenkrupp AG	321,000	1,241,691
Volkswagen AG (Preference)(q)	13,507	1,430,761

		142,952,009

Hong Kong (0.8%)
Prudential plc	913,531	8,483,464

India (0.2%)
Axis Bank Ltd.	135,000	1,985,018

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	3,411,900	1,560,595
Nickel Industries Ltd.	38,546	24,650

		1,585,245

Italy (2.8%)
Coca-Cola HBC AG	11,789	419,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Enel SpA	503,453	$4,021,004
Eni SpA	149,754	2,280,771
Ferrari NV	7,536	3,520,737
Intesa Sanpaolo SpA	2,234,233	9,544,002
Ryanair Holdings plc (ADR)(x)	94,500	4,269,510
UniCredit SpA	106,089	4,648,730

		28,704,635

Japan (15.8%)
&Do Holdings Co. Ltd.	3,300	23,971
77 Bank Ltd. (The)	1,400	38,135
A&A Material Corp.	200	1,638
A&D HOLON Holdings Co. Ltd.	1,200	17,625
ABC-Mart, Inc.	2,400	50,931
Achilles Corp.	1,000	10,332
Acom Co. Ltd.(x)	1,400	3,713
Adastria Co. Ltd.	760	17,635
ADEKA Corp.	1,500	30,438
Advan Group Co. Ltd.	1,400	8,757
Advance Create Co. Ltd.(x)	200	1,302
Advanex, Inc.*	200	1,245
Advantest Corp.	17,100	802,025
Adways, Inc.	1,700	3,927
Aeon Co. Ltd.	21,899	594,080
Aeon Fantasy Co. Ltd.	400	6,320
AEON Financial Service Co. Ltd.	1,500	13,129
Aeon Hokkaido Corp.	900	5,761
Aeon Mall Co. Ltd.	3,160	45,974
AGC, Inc.	6,100	197,229
Ai Holdings Corp.	600	9,944
Aica Kogyo Co. Ltd.	700	16,545
Aichi Corp.	2,100	17,154
Aichi Financial Group, Inc.(x)	32	525
Aichi Steel Corp.	600	16,385
Aichi Tokei Denki Co. Ltd.	300	4,214
Aida Engineering Ltd.	3,300	17,611
Aiful Corp.	6,900	15,459
Aigan Co. Ltd.*	900	1,002
Ain Holdings, Inc.	1,000	37,808
Aiphone Co. Ltd.	800	15,686
Air Water, Inc.	5,900	82,573
Airport Facilities Co. Ltd.	1,200	4,776
Airtech Japan Ltd.	300	2,440
Aisan Industry Co. Ltd.(x)	1,500	14,569
Aisin Corp.	12,444	136,540
Aizawa Securities Group Co. Ltd.(x)	2,200	27,063
Ajinomoto Co., Inc.	13,900	536,367
Akebono Brake Industry Co. Ltd.*	5,700	5,076
Akita Bank Ltd. (The)(x)	800	12,090
Alconix Corp.	800	7,587
Alfresa Holdings Corp.(x)	6,100	95,750
Alleanza Holdings Co. Ltd.	111	850
Alpen Co. Ltd.	700	10,389
Alpha Corp.	300	2,469
Alpha Systems, Inc.	360	7,276
Alps Alpine Co. Ltd.(x)	6,032	64,800
Alps Logistics Co. Ltd.(x)	900	36,131
Altech Co. Ltd.	500	755
Altech Corp.	1,100	21,254
Amada Co. Ltd.(x)	5,300	53,747
Amano Corp.	600	17,976
Amuse, Inc.	600	5,844
Amvis Holdings, Inc.(x)	2,100	28,141
ANA Holdings, Inc.	16,300	348,058
Anest Iwata Corp.	2,000	18,521
Anicom Holdings, Inc.	6,400	30,191
Anritsu Corp.	5,200	39,328
Anycolor, Inc.*	1,700	29,629
AOKI Holdings, Inc.	2,200	18,277
Aoyama Trading Co. Ltd.(x)	1,600	14,995
Aozora Bank Ltd.(x)	4,300	79,702
Appier Group, Inc.(x)*	3,800	47,115
Arakawa Chemical Industries Ltd.	1,000	8,516
Araya Industrial Co. Ltd.	200	6,624
Arclands Corp.	1,400	17,076
Arcs Co. Ltd.	1,500	26,728
ARE Holdings, Inc.(x)	2,400	30,308
Argo Graphics, Inc.	800	29,334
Ariake Japan Co. Ltd.(x)	800	29,445
Arisawa Manufacturing Co. Ltd.	2,000	19,788
Artience Co. Ltd.	200	5,385
Artner Co. Ltd.	1,500	18,942
As One Corp.	3,000	60,449
Asahi Co. Ltd.	500	5,994
Asahi Diamond Industrial Co. Ltd.	4,000	23,935
Asahi Group Holdings Ltd.	42,900	560,707
Asahi Intecc Co. Ltd.	7,000	122,783
Asahi Kasei Corp.	42,000	316,187
Asahi Kogyosha Co. Ltd.	800	7,286
Asahi Net, Inc.	1,000	4,425
ASAHI YUKIZAI Corp.(x)	800	22,654
Asanuma Corp.	4,000	18,981
Asics Corp.	22,000	459,363
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	15,432
ASKUL Corp.	1,800	27,089
Astellas Pharma, Inc.(x)	53,700	615,369
Astena Holdings Co. Ltd.	1,000	3,569
Atsugi Co. Ltd.*	1,100	5,847
Autobacs Seven Co. Ltd.	100	1,030
Avantia Co. Ltd.	1,000	5,399
Avex, Inc.	2,300	23,636
Awa Bank Ltd. (The)(x)	100	1,703
Axell Corp.	400	3,696
Axial Retailing, Inc.	2,800	18,313
Azbil Corp.	18,400	148,570
AZ-COM MARUWA Holdings, Inc.	2,000	15,961
Azuma Shipping Co. Ltd.	600	1,344
Bandai Namco Holdings, Inc.	16,400	373,814
Bando Chemical Industries Ltd.	2,000	24,616
Bank of Iwate Ltd. (The)(x)	800	12,613
Bank of Nagoya Ltd. (The)(x)	99	4,271
Bank of Saga Ltd. (The)(x)	700	10,155
Bank of the Ryukyus Ltd.	2,500	17,290
BayCurrent, Inc.	5,000	184,519
Belc Co. Ltd.	600	26,843
Belluna Co. Ltd.	3,000	15,091
Bic Camera, Inc.(x)	3,300	36,346
BIPROGY, Inc.	2,100	71,011
BML, Inc.	1,400	25,833
Bookoff Group Holdings Ltd.	700	6,638
BP Castrol KK	500	3,061
Bridgestone Corp.	17,900	684,989
Brother Industries Ltd.(x)	8,200	158,608
Bunka Shutter Co. Ltd.	100	1,256
CAC Holdings Corp.	700	8,625
Calbee, Inc.(x)	2,900	70,480
Canare Electric Co. Ltd.	100	1,010
Canon Electronics, Inc.	1,100	17,534
Canon Marketing Japan, Inc.	1,200	38,791
Canon, Inc.	30,400	994,755
Capcom Co. Ltd.	11,200	259,340
Carlit Co. Ltd.	1,000	8,231
Casio Computer Co. Ltd.(x)	1,600	13,231
Cawachi Ltd.	800	15,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Central Glass Co. Ltd.	1,100	$26,022
Central Japan Railway Co.	23,900	551,583
Central Security Patrols Co. Ltd.	500	9,904
Central Sports Co. Ltd.(x)	400	6,749
Change Holdings, Inc.(x)	1,000	9,706
Chiba Bank Ltd. (The)	15,800	126,697
Chiba Kogyo Bank Ltd. (The)	2,300	16,627
Chino Corp.	400	6,373
Chiyoda Co. Ltd.	1,600	10,954
Chiyoda Integre Co. Ltd.	400	9,393
Chofu Seisakusho Co. Ltd.	1,200	16,423
Chori Co. Ltd.(x)	800	20,901
Chubu Electric Power Co., Inc.	21,900	256,141
Chubu Shiryo Co. Ltd.	1,200	12,365
Chudenko Corp.(x)	700	16,340
Chuetsu Pulp & Paper Co. Ltd.	400	3,543
Chugai Pharmaceutical Co. Ltd.	18,900	911,566
Chugai Ro Co. Ltd.	400	7,272
Chugin Financial Group, Inc.(x)	4,200	41,759
Chugoku Electric Power Co., Inc. (The)(x)	9,800	66,617
Chugoku Marine Paints Ltd.	600	8,508
Chuo Spring Co. Ltd.	400	3,251
CI Takiron Corp.	3,000	18,076
Citizen Watch Co. Ltd.(x)	2,700	17,114
CKD Corp.	2,900	59,422
Cleanup Corp.	1,200	5,844
CMK Corp.	2,400	6,796
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	34,310
COLOPL, Inc.*	1,700	6,281
Colowide Co. Ltd.(x)	2,300	27,661
Computer Engineering & Consulting Ltd.	1,600	20,818
Computer Institute of Japan Ltd.	4,320	12,534
COMSYS Holdings Corp.	2,414	52,487
Concordia Financial Group Ltd.	34,446	189,815
Core Corp.	400	5,285
Corona Corp., Class A	500	3,256
Cosel Co. Ltd.	1,800	14,691
Cosmo Energy Holdings Co. Ltd.(x)	1,500	81,552
Cosmos Pharmaceutical Corp.	1,200	62,511
Create Medic Co. Ltd.	300	1,998
Create Restaurants Holdings, Inc.	3,900	30,608
Create SD Holdings Co. Ltd.	100	2,230
Credit Saison Co. Ltd.	4,700	117,103
Cresco Ltd.	1,200	11,372
CTI Engineering Co. Ltd.	700	22,014
CyberAgent, Inc.(x)	13,600	96,470
Cybozu, Inc.	2,000	27,233
Dai Nippon Printing Co. Ltd.	11,800	209,522
Dai Nippon Toryo Co. Ltd.	1,400	10,617
Daicel Corp.	8,200	76,024
Dai-Dan Co. Ltd.(x)	1,000	20,456
Daido Kogyo Co. Ltd.	400	2,352
Daido Metal Co. Ltd.	1,000	3,361
Daido Steel Co. Ltd.(x)	2,700	26,385
Daidoh Ltd.(x)	1,600	10,208
Daifuku Co. Ltd.	10,500	201,745
Daihen Corp.(x)	600	27,219
Daiho Corp.	800	19,287
Daiichi Jitsugyo Co. Ltd.	1,200	19,312
Dai-ichi Life Holdings, Inc.	27,700	709,629
Daiichi Sankyo Co. Ltd.	52,700	1,726,661
Daiichikosho Co. Ltd.(x)	1,800	21,817
Daiken Medical Co. Ltd.	400	1,456
Daiki Aluminium Industry Co. Ltd.	2,000	15,029
Daikin Industries Ltd.	7,100	991,703
Daikoku Denki Co. Ltd.(x)	500	11,585
Dainichi Co. Ltd.	600	2,638
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	16,726
Daio Paper Corp.(x)	2,800	17,654
Daiseki Co. Ltd.	1,279	33,327
Daishi Hokuetsu Financial Group, Inc.(x)	2,100	34,351
Daisue Construction Co. Ltd.	400	4,464
Daisyo Corp.	600	4,475
Daito Bank Ltd. (The)	700	3,404
Daito Trust Construction Co. Ltd.	2,300	278,608
Daitron Co. Ltd.	500	9,824
Daiwa House Industry Co. Ltd.	16,800	526,589
Daiwa Industries Ltd.	1,000	10,214
Daiwa Securities Group, Inc.	45,700	319,558
Daiwabo Holdings Co. Ltd.(x)	3,050	57,668
Danto Holdings Corp.(x)*	1,000	2,442
DCM Holdings Co. Ltd.	2,500	27,466
Dear Life Co. Ltd.	1,000	5,719
DeNA Co. Ltd.	900	11,165
Denka Co. Ltd.(x)	2,600	40,748
Denso Corp.	49,600	733,517
Dentsu Group, Inc.	6,700	205,440
Dentsu Soken, Inc.	500	19,273
Denyo Co. Ltd.	1,100	19,700
Descente Ltd.	600	18,139
Dexerials Corp.	4,500	63,418
DIC Corp.	2,699	60,900
Digital Arts, Inc.(x)	400	13,721
Digital Garage, Inc.	1,700	36,194
Dijet Industrial Co. Ltd.	100	529
dip Corp.	1,200	23,712
Disco Corp.	3,000	782,536
DKK Co. Ltd.	600	8,057
DKS Co. Ltd.	400	8,962
DMG Mori Co. Ltd.	3,900	81,840
Doshisha Co. Ltd.	1,000	14,980
Doutor Nichires Holdings Co. Ltd.	2,100	33,518
Dowa Holdings Co. Ltd.	900	32,907
DTS Corp.	1,000	28,179
Duskin Co. Ltd.(x)	1,400	37,600
DyDo Group Holdings, Inc.(x)	1,000	21,082
Dynic Corp.	400	2,096
Eagle Industry Co. Ltd.	1,000	14,242
Earth Corp.	100	3,708
East Japan Railway Co.(x)	34,300	679,795
Ebara Corp.	13,500	218,621
Ebara Jitsugyo Co. Ltd.	600	16,991
Echo Trading Co. Ltd.	300	1,939
Econach Holdings Co. Ltd.*	750	600
Eco’s Co. Ltd.	400	5,897
eGuarantee, Inc.	1,600	15,797
Ehime Bank Ltd. (The)	1,400	10,121
Eiken Chemical Co. Ltd.(x)	2,000	32,340
Eisai Co. Ltd.	7,900	293,794
Eizo Corp.	200	3,029
Elecom Co. Ltd.	1,400	14,134
Electric Power Development Co. Ltd.	3,700	61,656
Elematec Corp.	1,800	21,641
ENEOS Holdings, Inc.	94,750	513,354
en-Japan, Inc.	1,100	18,613
Enplas Corp.	200	9,045
Enshu Ltd.	200	866
eRex Co. Ltd.(x)*	1,900	9,531
Escrow Agent Japan, Inc.	27,600	27,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Eslead Corp.	500	$16,559
ESPEC Corp.	1,200	21,424
euglena Co. Ltd.(x)*	8,500	26,495
Exedy Corp.	1,500	33,345
EXEO Group, Inc.	6,116	66,192
Ezaki Glico Co. Ltd.	900	27,484
Faith, Inc.	400	1,091
FALCO HOLDINGS Co. Ltd.	600	9,831
Fancl Corp.	2,700	52,450
FANUC Corp.	29,700	865,841
Fast Retailing Co. Ltd.	3,600	1,187,768
FCC Co. Ltd.	1,800	29,807
Feed One Co. Ltd.	1,504	9,292
Felissimo Corp.	300	1,887
FIDEA Holdings Co. Ltd.(x)	700	6,921
Financial Partners Group Co. Ltd.	1,800	27,803
FINDEX, Inc.	1,700	10,125
First Baking Co. Ltd.*	100	439
Food & Life Cos. Ltd.(x)	3,200	64,067
Foster Electric Co. Ltd.	1,100	13,883
FP Corp.	800	15,939
France Bed Holdings Co. Ltd.	1,600	13,548
F-Tech, Inc.	400	1,431
Fudo Tetra Corp.	980	15,608
Fuji Co. Ltd.	1,300	19,130
Fuji Corp.	1,700	26,980
Fuji Corp. Ltd.	1,200	5,995
Fuji Electric Co. Ltd.	3,600	215,912
Fuji Kosan Co. Ltd.	400	4,214
Fuji Kyuko Co. Ltd.	1,500	28,836
Fuji Media Holdings, Inc.	5,200	62,139
Fuji Oil Co. Ltd.	3,300	8,105
Fuji Oil Holdings, Inc.	1,600	35,301
Fuji Seal International, Inc.	2,400	42,181
Fuji Soft, Inc.	1,300	81,586
Fujibo Holdings, Inc.	500	15,811
Fujicco Co. Ltd.	1,000	11,960
FUJIFILM Holdings Corp.	34,210	877,833
Fujikura Composites, Inc.	800	6,596
Fujikura Kasei Co. Ltd.	1,600	5,188
Fujikura Ltd.(x)	6,900	231,304
Fujimi, Inc.	1,800	29,682
Fujimori Kogyo Co. Ltd.	900	27,584
Fujita Kanko, Inc.*	300	20,268
Fujitec Co. Ltd.(x)	1,400	48,373
Fujitsu General Ltd.	2,000	29,362
Fujitsu Ltd.	210,500	4,299,341
Fujiya Co. Ltd.	700	13,491
FuKoKu Co. Ltd.	500	6,140
Fukuda Corp.	200	7,487
Fukui Bank Ltd. (The)	1,000	12,767
Fukui Computer Holdings, Inc.	400	7,498
Fukuoka Financial Group, Inc.	4,784	122,192
Fukushima Bank Ltd. (The)	1,500	2,536
Fukushima Galilei Co. Ltd.	600	22,835
Fukuyama Transporting Co. Ltd.(x)	400	10,576
FULLCAST Holdings Co. Ltd.	1,000	11,160
Funai Soken Holdings, Inc.	2,340	39,270
Furukawa Co. Ltd.	2,100	23,583
Furukawa Electric Co. Ltd.	2,300	57,738
Fuso Pharmaceutical Industries Ltd.	400	6,254
Futaba Corp.	2,100	7,276
Futaba Industrial Co. Ltd.	3,500	16,803
Future Corp.	2,000	25,326
Fuyo General Lease Co. Ltd.(x)	100	7,653
G-7 Holdings, Inc.	1,200	13,935
Gakken Holdings Co. Ltd.	2,000	14,013
Gakujo Co. Ltd.	400	4,962
Gecoss Corp.	800	4,948
Genki Global Dining Concepts Corp.	600	18,556
Geo Holdings Corp.	300	3,212
giftee, Inc.*	1,900	14,158
GLOBERIDE, Inc.	1,000	12,844
Glory Ltd.(x)	200	3,560
GMO internet group, Inc.	1,600	27,942
GMO Payment Gateway, Inc.	1,500	91,842
Godo Steel Ltd.(x)	700	20,090
Goldcrest Co. Ltd.(x)	1,100	24,836
Goldwin, Inc.(x)	1,300	74,875
Gourmet Kineya Co. Ltd.(x)	4,200	30,654
Gree, Inc.	5,100	16,607
GS Yuasa Corp.	1,300	25,756
GSI Creos Corp.	600	8,333
Gun-Ei Chemical Industry Co. Ltd.	300	5,644
GungHo Online Entertainment, Inc.	2,600	55,736
Gunma Bank Ltd. (The)	14,200	86,726
Gunze Ltd.	800	31,338
Gurunavi, Inc.*	2,000	4,731
H.U. Group Holdings, Inc.(x)	2,900	53,500
H2O Retailing Corp.(x)	2,660	38,089
Hachijuni Bank Ltd. (The)	15,816	92,492
Hakudo Co. Ltd.	400	6,610
Hakuhodo DY Holdings, Inc.	7,400	60,189
Hakuto Co. Ltd.(x)	700	22,769
Hakuyosha Co. Ltd.	100	1,610
Hamakyorex Co. Ltd.	2,400	20,840
Hamamatsu Photonics KK(x)	10,400	135,712
Hankyu Hanshin Holdings, Inc.(x)	7,100	218,446
Hanwa Co. Ltd.	1,300	44,954
Happinet Corp.	600	17,304
Hard Off Corp. Co. Ltd.	500	6,881
Harima Chemicals Group, Inc.	1,100	6,452
Haruyama Holdings, Inc.	500	2,011
Haseko Corp.(x)	2,300	29,965
Hayashikane Sangyo Co. Ltd.	400	1,333
Hazama Ando Corp.	4,020	31,299
Heiwa Corp.	1,820	26,871
Heiwa Real Estate Co. Ltd.	700	19,871
Heiwado Co. Ltd.	2,100	34,921
Helios Techno Holding Co. Ltd.	1,100	7,202
Hibiya Engineering Ltd.	400	9,476
Hiday Hidaka Corp.	1,640	30,763
Hikari Tsushin, Inc.	400	88,697
Hino Motors Ltd.(x)*	15,000	48,332
Hirakawa Hewtech Corp.	400	4,133
Hirogin Holdings, Inc.(x)	5,900	45,402
Hirose Electric Co. Ltd.	1,023	129,614
HIS Co. Ltd.(x)*	3,100	36,301
Hisaka Works Ltd.	1,000	7,313
Hisamitsu Pharmaceutical Co., Inc.	600	16,127
Hitachi Construction Machinery Co. Ltd.(x)	2,700	65,206
Hitachi Ltd.	146,340	3,849,793
Hitachi Zosen Corp.	400	2,758
Hochiki Corp.(x)	1,000	14,757
Hodogaya Chemical Co. Ltd.	200	6,345
Hokkaido Electric Power Co., Inc.(x)	7,100	47,686
Hokkaido Gas Co. Ltd.	2,000	8,294
Hokkan Holdings Ltd.	600	7,193
Hokko Chemical Industry Co. Ltd.	1,000	9,184
Hokkoku Financial Holdings, Inc.	500	14,803
Hokuetsu Corp.(x)	2,300	25,092
Hokuhoku Financial Group, Inc.	2,900	31,527
Hokuriku Electric Industry Co. Ltd.	400	3,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hokuriku Electric Power Co.	3,300	$21,234
Hokushin Co. Ltd.	800	590
Hokuto Corp.	1,400	17,738
Honda Motor Co. Ltd.	142,800	1,497,798
Honeys Holdings Co. Ltd.(x)	1,080	12,932
Hoosiers Holdings Co. Ltd.	2,000	14,472
Horiba Ltd.	1,400	91,018
Hoshizaki Corp.	4,000	138,709
Hosiden Corp.	600	8,725
Hosokawa Micron Corp.(x)	800	22,821
House Foods Group, Inc.	1,400	29,671
House of Rose Co. Ltd.	2,700	28,292
Howa Machinery Ltd.	600	3,632
Hoya Corp.	11,900	1,638,139
Hulic Co. Ltd.	14,800	149,776
Hyakugo Bank Ltd. (The)(x)	11,000	41,712
Hyakujushi Bank Ltd. (The)	1,400	24,109
Ibiden Co. Ltd.(x)	2,900	89,285
Ichibanya Co. Ltd.	4,000	28,972
Ichigo, Inc.	10,100	25,790
Ichiken Co. Ltd.	200	3,458
Ichikoh Industries Ltd.	2,000	6,220
Ichinen Holdings Co. Ltd.	1,300	16,589
Ichiyoshi Securities Co. Ltd.	2,700	12,662
Icom, Inc.	600	11,672
Idec Corp.(x)	1,400	24,849
Idemitsu Kosan Co. Ltd.	31,110	222,516
IDOM, Inc.	3,300	24,683
IHI Corp.	4,600	238,217
Iida Group Holdings Co. Ltd.	5,976	91,932
Iino Kaiun Kaisha Ltd.(x)	4,300	37,547
Ikegami Tsushinki Co. Ltd.	300	1,413
Imasen Electric Industrial	800	3,084
Impress Holdings, Inc.	1,000	1,051
Inaba Denki Sangyo Co. Ltd.	1,500	39,972
Inaba Seisakusho Co. Ltd.	600	7,251
Inageya Co. Ltd.(x)	1,000	8,481
Ines Corp.	1,600	18,179
I-Net Corp.	550	5,912
Infomart Corp.	6,800	15,471
INFRONEER Holdings, Inc.(x)	6,012	49,046
Inpex Corp.	25,500	343,844
Intage Holdings, Inc.	300	3,313
Integrated Design & Engineering Holdings Co. Ltd.	800	23,823
Internet Initiative Japan, Inc.	2,900	60,936
Inui Global Logistics Co. Ltd.	490	3,924
I’rom Group Co. Ltd.*	300	5,792
Iseki & Co. Ltd.	1,300	9,000
Isetan Mitsukoshi Holdings Ltd.(x)	10,500	162,623
Ishihara Sangyo Kaisha Ltd.	2,100	22,019
Ishii Iron Works Co. Ltd.(x)	100	5,796
Ishikawa Seisakusho Ltd.*	200	2,119
Ishizuka Glass Co. Ltd.	100	1,656
Isuzu Motors Ltd.(x)	16,700	224,371
Itfor, Inc.	1,300	12,446
Ito En Ltd.	2,100	49,868
ITOCHU Corp.(x)	42,900	2,291,781
Itochu Enex Co. Ltd.	2,700	29,268
Itochu-Shokuhin Co. Ltd.	300	15,008
Itoham Yonekyu Holdings, Inc.	14	376
Itoki Corp.	2,600	26,954
IwaiCosmo Holdings, Inc.	1,100	15,269
Iwatani Corp.	5,600	80,420
Iyogin Holdings, Inc.	5,600	52,951
Izumi Co. Ltd.	1,700	41,954
Izutsuya Co. Ltd.	600	1,824
J Front Retailing Co. Ltd.	6,600	71,017
Jaccs Co. Ltd.(x)	700	18,727
JAFCO Group Co. Ltd.(x)	2,200	30,951
JANOME Corp.	1,200	6,896
Japan Airlines Co. Ltd.(x)	15,200	266,245
Japan Airport Terminal Co. Ltd.	2,100	75,292
Japan Asia Investment Co. Ltd.*	800	1,152
Japan Cash Machine Co. Ltd.	1,100	7,018
Japan Communications, Inc.*	1,100	1,248
Japan Display, Inc.(x)*	17,300	2,768
Japan Electronic Materials Corp.	500	8,694
Japan Elevator Service Holdings Co. Ltd.	2,200	47,605
Japan Exchange Group, Inc.	31,400	405,376
Japan Foundation Engineering Co. Ltd.	1,700	8,090
Japan Lifeline Co. Ltd.	1,800	15,342
Japan Material Co. Ltd.	1,900	24,496
Japan Medical Dynamic Marketing, Inc.	1,000	5,003
Japan Oil Transportation Co. Ltd.	100	1,969
Japan Petroleum Exploration Co. Ltd.(x)	7,000	50,750
Japan Post Bank Co. Ltd.	65,200	606,976
Japan Post Holdings Co. Ltd.	66,900	635,835
Japan Post Insurance Co. Ltd.	4,800	86,966
Japan Property Management Center Co. Ltd.	200	1,614
Japan Pulp & Paper Co. Ltd.	6,000	28,137
Japan Securities Finance Co. Ltd.	2,346	31,258
Japan Steel Works Ltd. (The)	1,700	59,425
Japan Tobacco, Inc.	36,500	1,061,287
Japan Transcity Corp.	2,000	12,246
Japan Wool Textile Co. Ltd. (The)	400	3,676
JBCC Holdings, Inc.	1,000	29,709
JCR Pharmaceuticals Co. Ltd.(x)	3,500	15,999
JCU Corp.	800	19,398
Jeol Ltd.	1,200	46,414
JFE Holdings, Inc.(x)	16,744	223,506
JGC Holdings Corp.	6,600	57,516
JINS Holdings, Inc.	500	18,299
JK Holdings Co. Ltd.	1,100	7,638
JMDC, Inc.(x)	800	25,966
JMS Co. Ltd.	500	1,729
Joban Kosan Co. Ltd.*	3,700	42,374
J-Oil Mills, Inc.	1,000	14,618
Joshin Denki Co. Ltd.	1,000	18,828
JSP Corp.	800	10,787
JTEKT Corp.	7,500	53,305
Juki Corp.	1,400	3,896
Juroku Financial Group, Inc.	400	10,993
Justsystems Corp.	900	22,418
JVCKenwood Corp.	5,800	54,277
K&O Energy Group, Inc.	500	11,115
Kadokawa Corp.	3,468	77,069
Kaga Electronics Co. Ltd.	800	15,585
Kagome Co. Ltd.	2,100	46,873
Kajima Corp.	11,800	219,662
Kakaku.com, Inc.(x)	5,200	90,143
Kaken Pharmaceutical Co. Ltd.	500	13,300
Kamei Corp.	1,000	13,512
Kamigumi Co. Ltd.(x)	1,900	43,083
Kanaden Corp.	1,000	9,977
Kanagawa Chuo Kotsu Co. Ltd.(x)	200	4,599
Kanamoto Co. Ltd.	1,000	20,699
Kandenko Co. Ltd.	2,900	44,915
Kaneka Corp.	400	10,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kanematsu Corp.	2,500	$42,077
Kansai Electric Power Co., Inc. (The)	24,100	397,405
Kansai Paint Co. Ltd.(x)	5,700	101,210
Kanto Denka Kogyo Co. Ltd.	2,000	13,192
Kao Corp.	14,000	692,475
Kappa Create Co. Ltd.(x)	1,800	20,990
Kasai Kogyo Co. Ltd.*	1,000	1,099
Kasumigaseki Capital Co. Ltd.(x)	400	41,691
Katakura & Co-op Agri Corp.	55	375
Katakura Industries Co. Ltd.	1,400	20,076
Katitas Co. Ltd.(x)	1,700	23,550
Kato Sangyo Co. Ltd.	100	2,950
Kato Works Co. Ltd.	400	3,284
KAWADA TECHNOLOGIES, Inc.	600	10,608
Kawai Musical Instruments Manufacturing Co. Ltd.(x)	400	7,957
Kawasaki Heavy Industries Ltd.(x)	5,200	210,026
Kawasaki Kisen Kaisha Ltd.(x)	15,891	244,792
KDDI Corp.(x)	44,500	1,422,390
KeePer Technical Laboratory Co. Ltd.(x)	400	11,926
Keihan Holdings Co. Ltd.	3,200	67,440
Keihanshin Building Co. Ltd.	1,400	15,644
Keihin Co. Ltd.	200	2,784
Keikyu Corp.(x)	8,400	68,351
Keio Corp.	3,600	85,764
Keisei Electric Railway Co. Ltd.(x)	3,964	117,741
Keiyo Bank Ltd. (The)	2,500	12,176
Kewpie Corp.	2,400	59,781
Key Coffee, Inc.(x)	1,200	16,782
Keyence Corp.	6,060	2,882,321
KH Neochem Co. Ltd.	1,500	21,917
Kikkoman Corp.	21,500	243,535
Kimoto Co. Ltd.	2,200	3,567
Kimura Chemical Plants Co. Ltd.	1,100	5,403
Kimura Unity Co. Ltd.	400	4,013
Kinden Corp.	5,000	109,584
King Jim Co. Ltd.(x)	1,000	5,817
Kinki Sharyo Co. Ltd. (The)	100	1,001
Kintetsu Department Store Co. Ltd.	100	1,469
Kintetsu Group Holdings Co. Ltd.(x)	6,600	163,754
Kirin Holdings Co. Ltd.	25,600	389,366
Kisoji Co. Ltd.(x)	1,400	23,436
Kissei Pharmaceutical Co. Ltd.	1,200	29,598
Ki-Star Real Estate Co. Ltd.	900	24,484
Kitagawa Corp.	500	4,209
Kita-Nippon Bank Ltd. (The)	300	4,957
Kitano Construction Corp.	300	8,391
Kitazawa Sangyo Co. Ltd.	1,000	2,435
Kitz Corp.	800	5,794
Kiyo Bank Ltd. (The)(x)	1,900	22,143
KNT-CT Holdings Co. Ltd.*	400	3,743
Koa Corp.	1,500	11,825
Koatsu Gas Kogyo Co. Ltd.	1,000	6,032
Kobayashi Pharmaceutical Co. Ltd.	1,700	67,456
Kobayashi Yoko Co. Ltd.	300	553
Kobe Bussan Co. Ltd.	4,600	144,793
Kobe Steel Ltd.(x)	12,900	153,615
Koei Tecmo Holdings Co. Ltd.(x)	3,524	40,567
Kohnan Shoji Co. Ltd.	1,100	29,122
Kohsoku Corp.	700	12,342
Koito Manufacturing Co. Ltd.(x)	6,300	86,572
Kojima Co. Ltd.	1,500	10,009
Kokusai Electric Corp.(x)	3,100	68,589
Kokuyo Co. Ltd.	1,500	26,415
KOMAIHALTEC, Inc.	200	2,327
Komatsu Ltd.	151,390	4,177,511
Komatsu Matere Co. Ltd.	2,000	10,645
Komatsu Wall Industry Co. Ltd.	800	8,461
KOMEDA Holdings Co. Ltd.	1,400	26,943
Komeri Co. Ltd.(x)	100	2,574
Komori Corp.	3,400	26,637
Konaka Co. Ltd.*	1,400	2,386
Konami Group Corp.	2,300	232,760
Konica Minolta, Inc.(x)	16,600	47,724
Kosaido Holdings Co. Ltd.(x)	4,500	15,968
Kose Corp.	1,500	96,893
Kose R E Co. Ltd.	800	3,902
Kosei Securities Co. Ltd. (The)	200	605
Kotobuki Spirits Co. Ltd.	4,000	50,666
Kourakuen Holdings Corp.*	700	5,995
Krosaki Harima Corp.	800	12,396
KRS Corp.	600	8,203
K’s Holdings Corp.(x)	2,300	24,684
Kubota Corp.	31,600	446,544
Kumagai Gumi Co. Ltd.	1,000	25,048
Kumiai Chemical Industry Co. Ltd.	1,340	7,850
Kura Sushi, Inc.(x)	1,200	31,393
Kurabo Industries Ltd.	200	6,749
Kuraray Co. Ltd.	8,200	120,925
Kuraudia Holdings Co. Ltd.	200	515
Kureha Corp.(x)	600	11,868
Kurimoto Ltd.	600	17,095
Kurita Water Industries Ltd.	3,500	150,155
Kusuri no Aoki Holdings Co. Ltd.(x)	2,400	55,656
KYB Corp.	700	23,451
Kyocera Corp.	36,900	426,189
Kyodo Printing Co. Ltd.	300	6,909
Kyoei Sangyo Co. Ltd.	100	1,541
Kyoei Steel Ltd.(x)	1,300	15,648
Kyoei Tanker Co. Ltd.	200	1,426
Kyokuto Boeki Kaisha Ltd.	400	4,091
Kyokuto Kaihatsu Kogyo Co. Ltd.	600	10,537
Kyokuto Securities Co. Ltd.	1,600	15,474
Kyokuyo Co. Ltd.	500	15,185
Kyorin Pharmaceutical Co. Ltd.	400	4,230
Kyoritsu Co. Ltd.	1,000	1,058
Kyoritsu Maintenance Co. Ltd.(x)	800	13,370
Kyosan Electric Manufacturing Co. Ltd.	2,000	7,013
Kyoto Financial Group, Inc.	6,800	104,301
Kyoto Kimono Yuzen Holdings Co. Ltd.*	700	414
Kyowa Electronic Instruments Co. Ltd.	1,000	2,929
Kyowa Kirin Co. Ltd.	6,800	119,559
Kyowa Leather Cloth Co. Ltd.	700	3,185
Kyudenko Corp.(x)	1,200	56,466
Kyushu Electric Power Co., Inc.	13,800	150,026
Kyushu Financial Group, Inc.	5,970	28,956
Kyushu Railway Co.(x)	4,100	117,958
Land Business Co. Ltd.	1,000	1,392
LAND Co. Ltd.	1,300	72
Lasertec Corp.	2,700	443,441
LEC, Inc.	1,200	10,954
Leopalace21 Corp.	7,300	30,373
Life Corp.	700	17,680
Link And Motivation, Inc.(x)	5,900	25,944
Lintec Corp.	900	20,696
Lion Corp.	6,100	68,544
Lixil Corp.(x)	9,140	108,968
Look Holdings, Inc.	400	7,222
LY Corp.	84,400	246,227
M&A Capital Partners Co. Ltd.	900	14,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
M3, Inc.	14,500	$145,076
Mabuchi Motor Co. Ltd.	3,200	49,517
Macnica Holdings, Inc.(x)	3,150	43,527
Maezawa Industries, Inc.	900	7,921
Maezawa Kasei Industries Co. Ltd.	900	11,071
Maezawa Kyuso Industries Co. Ltd.	800	7,069
Makino Milling Machine Co. Ltd.	500	20,421
Makita Corp.	7,200	242,513
Management Solutions Co. Ltd.	300	3,442
Mandom Corp.(x)	1,400	12,069
Mani, Inc.	3,300	41,811
Marche Corp.*	300	417
Mars Group Holdings Corp.	600	13,755
Marubeni Construction Material Lease Co. Ltd.	100	1,989
Marubeni Corp.	52,900	861,270
Marubun Corp.	900	6,556
Marudai Food Co. Ltd.	1,200	15,179
Maruha Nichiro Corp.	1,300	28,682
Marui Group Co. Ltd.(x)	2,800	46,571
Maruichi Steel Tube Ltd.	400	9,360
MARUKA FURUSATO Corp.	1,216	19,070
Marusan Securities Co. Ltd.(x)	3,900	24,964
Maruwa Co. Ltd.	100	29,188
Maruwn Corp.	600	2,046
Maruyama Manufacturing Co., Inc.	200	3,354
Maruzen CHI Holdings Co. Ltd.	600	1,365
Maruzen Showa Unyu Co. Ltd.	800	30,391
Matsuda Sangyo Co. Ltd.	800	17,840
Matsui Construction Co. Ltd.	1,000	5,364
Matsui Securities Co. Ltd.	1,000	5,441
MatsukiyoCocokara & Co.(x)	12,360	202,352
Matsuya Co. Ltd.	2,200	13,241
Matsuyafoods Holdings Co. Ltd.	500	21,882
Max Co. Ltd.	700	17,533
Mazda Motor Corp.(x)	19,300	143,684
Mebuki Financial Group, Inc.	24,660	98,571
MEC Co. Ltd.	800	20,484
Media Do Co. Ltd.	2,200	21,062
Medical System Network Co. Ltd.	400	1,205
Medipal Holdings Corp.(x)	5,700	98,771
Medley, Inc.(x)*	900	23,952
Megachips Corp.	1,100	39,798
Megmilk Snow Brand Co. Ltd.	400	7,531
Meidensha Corp.	800	18,619
Meiji Holdings Co. Ltd.(x)	6,900	172,350
Meiji Shipping Group Co. Ltd.	1,100	5,503
Meiko Electronics Co. Ltd.	1,000	42,929
Meiko Network Japan Co. Ltd.	900	4,258
MEITEC Group Holdings, Inc.(x)	1,600	35,301
Meito Sangyo Co. Ltd.	600	7,573
Meiwa Corp.	900	4,077
Meiwa Estate Co. Ltd.	700	4,705
Melco Holdings, Inc.	600	9,568
Menicon Co. Ltd.	2,900	29,439
Mercari, Inc.(x)*	3,600	62,795
Micronics Japan Co. Ltd.	1,100	30,117
Midac Holdings Co. Ltd.	1,500	18,525
Milbon Co. Ltd.	1,140	25,128
Mimasu Semiconductor Industry Co. Ltd.(x)	1,000	25,639
Minebea Mitsumi, Inc.	10,737	210,519
Ministop Co. Ltd.(x)	900	10,107
Mirait One Corp.(x)	1,100	16,256
Mirarth Holdings, Inc.	4,400	15,399
MISUMI Group, Inc.	9,200	165,789
Mitachi Co. Ltd.	200	1,635
Mitani Sekisan Co. Ltd.(x)	800	31,616
Mito Securities Co. Ltd.	3,000	9,727
Mitsuba Corp.	2,000	12,496
Mitsubishi Chemical Group Corp.	44,120	282,079
Mitsubishi Corp.	122,430	2,515,043
Mitsubishi Electric Corp.	66,700	1,069,010
Mitsubishi Estate Co. Ltd.	37,300	586,134
Mitsubishi Gas Chemical Co., Inc.(x)	4,500	86,712
Mitsubishi HC Capital, Inc.(x)	25,820	181,535
Mitsubishi Heavy Industries Ltd.	106,500	1,569,064
Mitsubishi Kakoki Kaisha Ltd.	300	7,379
Mitsubishi Logisnext Co. Ltd.	1,000	9,038
Mitsubishi Logistics Corp.	1,200	43,600
Mitsubishi Materials Corp.(x)	2,200	39,416
Mitsubishi Motors Corp.	26,200	70,091
Mitsubishi Paper Mills Ltd.	1,800	6,675
Mitsubishi Pencil Co. Ltd.(x)	100	1,676
Mitsubishi Research Institute, Inc.	400	11,578
Mitsubishi Shokuhin Co. Ltd.	200	7,320
Mitsubishi Steel Manufacturing Co. Ltd.	700	6,604
Mitsubishi UFJ Financial Group, Inc.	361,500	3,655,872
Mitsuboshi Belting Ltd.	400	11,063
Mitsui & Co. Ltd.	95,500	2,111,665
Mitsui Chemicals, Inc.	5,331	141,134
Mitsui DM Sugar Holdings Co. Ltd.	1,000	23,413
Mitsui E&S Co. Ltd.(x)	3,400	26,755
Mitsui Fudosan Co. Ltd.	82,300	766,167
Mitsui High-Tec, Inc.(x)	4,000	25,065
Mitsui Matsushima Holdings Co. Ltd.(x)	800	26,857
Mitsui Mining & Smelting Co. Ltd.	1,600	54,326
Mitsui OSK Lines Ltd.(x)	13,400	459,269
Mitsui-Soko Holdings Co. Ltd.(x)	1,000	43,208
Mitsumura Printing Co. Ltd.	100	1,067
Mitsuuroko Group Holdings Co. Ltd.	1,900	22,883
Miura Co. Ltd.	3,000	73,307
Miyaji Engineering Group, Inc.	1,600	23,144
Miyakoshi Holdings, Inc.*	300	4,058
Miyazaki Bank Ltd. (The)(x)	800	14,890
Miyoshi Oil & Fat Co. Ltd.	400	4,470
Mizuho Financial Group, Inc.	80,137	1,637,031
Mizuho Leasing Co. Ltd.	4,200	28,843
Mizuno Corp.	200	12,663
Mochida Pharmaceutical Co. Ltd.(x)	1,000	23,343
Modec, Inc.	1,000	23,552
Monex Group, Inc.(x)	7,000	29,320
Money Forward, Inc.*	700	28,526
Monogatari Corp. (The)	1,400	37,892
MonotaRO Co. Ltd.(x)	9,400	156,803
Morinaga & Co. Ltd.	3,500	69,878
Morinaga Milk Industry Co. Ltd.	1,000	24,443
Morita Holdings Corp.	2,000	30,656
Morozoff Ltd.	400	12,649
Mortgage Service Japan Ltd.	4,900	14,353
Mory Industries, Inc.	400	14,416
MOS Food Services, Inc.(x)	100	2,491
MrMax Holdings Ltd.	1,200	6,045
MS&AD Insurance Group Holdings, Inc.	39,600	917,502
Murata Manufacturing Co. Ltd.	53,885	1,052,206
Musashi Seimitsu Industry Co. Ltd.	2,400	32,629
Musashino Bank Ltd. (The)(x)	300	5,563
Mutoh Holdings Co. Ltd.	100	1,655
Nabtesco Corp.	3,800	65,279
NAC Co. Ltd.	800	3,056
Nachi-Fujikoshi Corp.	500	10,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nagaileben Co. Ltd.	1,200	$21,174
Nagano Keiki Co. Ltd.	800	13,882
Nagase & Co. Ltd.	2,200	48,998
Nagawa Co. Ltd.	400	20,428
Nagoya Railroad Co. Ltd.(x)	7,800	94,485
Naigai Co. Ltd.*	300	488
Nakabayashi Co. Ltd.	1,000	3,618
Nakamuraya Co. Ltd.	300	6,784
Nakano Corp.	1,000	3,409
Nakayama Steel Works Ltd.	600	3,240
Nakayamafuku Co. Ltd.	700	1,802
Nakayo, Inc.	200	1,623
Namura Shipbuilding Co. Ltd.(x)	1,024	9,939
Nankai Electric Railway Co. Ltd.	1,300	21,342
Nanto Bank Ltd. (The)(x)	1,100	23,037
Natori Co. Ltd.	600	8,854
NEC Capital Solutions Ltd.	300	7,838
NEC Corp.	7,900	755,784
NEC Networks & System Integration Corp.	1,200	23,119
NET One Systems Co. Ltd.	1,100	27,392
Net Protections Holdings, Inc.*	100	236
Neturen Co. Ltd.	1,700	11,674
Nexon Co. Ltd.	14,200	279,554
Nextage Co. Ltd.(x)	2,000	25,563
NEXYZ Group Corp.	500	2,978
NGK Insulators Ltd.(x)	6,000	78,107
NH Foods Ltd.	2,200	81,632
NHK Spring Co. Ltd.	5,700	72,100
Nice Corp.	500	6,499
Nichia Steel Works Ltd.	1,000	2,101
Nichias Corp.	1,500	59,384
Nichiban Co. Ltd.	500	6,645
Nichicon Corp.	700	4,637
Nichiden Corp.(x)	1,000	23,308
Nichiha Corp.	1,200	29,014
Nichimo Co. Ltd.	200	2,569
Nichirei Corp.	3,400	105,673
Nichireki Co. Ltd.	1,000	17,408
Nidec Corp.	26,410	552,364
Nifco, Inc.	2,300	58,186
Nihon Chouzai Co. Ltd.	600	5,648
Nihon Dempa Kogyo Co. Ltd.	900	6,719
Nihon Kohden Corp.(x)	5,200	76,955
Nihon M&A Center Holdings, Inc.	7,200	32,798
Nihon Nohyaku Co. Ltd.	2,000	8,419
Nihon Parkerizing Co. Ltd.	3,100	26,767
Nihon Trim Co. Ltd.	200	5,010
Nihon Yamamura Glass Co. Ltd.(x)	500	5,270
Nikkato Corp.	400	1,514
Nikkiso Co. Ltd.	4,000	28,165
Nikko Co. Ltd.	1,000	4,794
Nikkon Holdings Co. Ltd.(x)	2,800	36,888
Nikon Corp.(x)	8,300	85,786
Nintendo Co. Ltd.	38,100	2,024,224
Nippn Corp.	2,000	30,878
Nippon Air Conditioning Services Co. Ltd.	1,200	8,742
Nippon Beet Sugar Manufacturing Co. Ltd.	700	13,174
Nippon Carbide Industries Co., Inc.	300	3,559
Nippon Carbon Co. Ltd.	600	18,848
Nippon Ceramic Co. Ltd.	800	14,077
Nippon Chemical Industrial Co. Ltd.	400	7,974
Nippon Chemi-Con Corp.*	700	5,090
Nippon Chemiphar Co. Ltd.	100	1,099
Nippon Chutetsukan KK	100	908
Nippon Coke & Engineering Co. Ltd.	10,000	6,888
Nippon Concrete Industries Co. Ltd.	1,000	2,373
Nippon Denko Co. Ltd.	5,000	10,645
Nippon Densetsu Kogyo Co. Ltd.	2,000	26,704
Nippon Electric Glass Co. Ltd.	1,800	42,105
Nippon Express Holdings, Inc.	2,300	120,677
Nippon Felt Co. Ltd.	700	2,367
Nippon Filcon Co. Ltd.	900	3,288
Nippon Fine Chemical Co. Ltd.	1,000	16,038
Nippon Gas Co. Ltd.	3,300	52,740
Nippon Hume Corp.	1,000	9,268
Nippon Kanzai Holdings Co. Ltd.	800	14,917
Nippon Kayaku Co. Ltd.(x)	5,000	43,451
Nippon Kinzoku Co. Ltd.*	300	1,413
Nippon Koshuha Steel Co. Ltd.(x)	500	1,360
Nippon Light Metal Holdings Co. Ltd.	1,480	16,764
Nippon Paint Holdings Co. Ltd.	26,700	203,884
Nippon Paper Industries Co. Ltd.(x)	2,800	19,092
Nippon Parking Development Co. Ltd.	13,000	20,985
Nippon Road Co. Ltd. (The)	2,000	23,949
Nippon Sanso Holdings Corp.	5,600	203,116
Nippon Seisen Co. Ltd.	1,000	8,551
Nippon Sharyo Ltd.	400	5,992
Nippon Sheet Glass Co. Ltd.*	3,800	9,862
Nippon Shinyaku Co. Ltd.	1,700	44,072
Nippon Shokubai Co. Ltd.	4,000	48,259
Nippon Signal Co. Ltd.	2,800	18,624
Nippon Soda Co. Ltd.(x)	800	13,882
Nippon Steel Corp.(x)	27,615	614,457
Nippon Telegraph & Telephone Corp.	1,798,200	1,836,673
Nippon Television Holdings, Inc.	5,300	82,768
Nippon Thompson Co. Ltd.(x)	4,000	13,108
Nippon Yakin Kogyo Co. Ltd.(x)	650	20,487
Nippon Yusen KK	15,300	555,686
Nipro Corp.(x)	500	4,952
Nishimatsu Construction Co. Ltd.(x)	900	31,855
Nishimatsuya Chain Co. Ltd.	700	12,001
Nishi-Nippon Financial Holdings, Inc.	4,000	45,420
Nishi-Nippon Railroad Co. Ltd.	1,100	17,511
Nissan Chemical Corp.	2,900	103,429
Nissan Motor Co. Ltd.	79,920	223,815
Nissan Shatai Co. Ltd.	900	6,506
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,054
Nissei Plastic Industrial Co. Ltd.	1,000	6,408
Nissha Co. Ltd.	2,200	29,726
Nisshin Group Holdings Co. Ltd.	2,600	8,955
Nisshin Seifun Group, Inc.	5,605	70,918
Nisshinbo Holdings, Inc.	4,468	29,806
Nissin Corp.	800	23,044
Nissin Foods Holdings Co. Ltd.	6,200	172,854
Nissui Corp.	6,400	40,856
Niterra Co. Ltd.(x)	4,800	133,421
Nitori Holdings Co. Ltd.(x)	2,300	348,781
Nitta Corp.	1,100	28,241
Nittetsu Mining Co. Ltd.	600	17,826
Nitto Boseki Co. Ltd.(x)	1,000	40,981
Nitto Denko Corp.	19,600	325,723
Nitto Fuji Flour Milling Co. Ltd.	200	9,713
Nitto Kogyo Corp.(x)	300	6,283
Nitto Kohki Co. Ltd.	700	11,976
Nitto Seiko Co. Ltd.	1,000	3,959
Nitto Seimo Co. Ltd.	100	987
Nittoc Construction Co. Ltd.	750	5,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
NOF Corp.	6,600	$112,966
Nohmi Bosai Ltd.(x)	1,000	20,289
Nojima Corp.	3,100	43,699
NOK Corp.	2,900	45,278
Nomura Co. Ltd.	4,000	22,766
Nomura Holdings, Inc.	101,000	522,129
Nomura Micro Science Co. Ltd.(x)	1,100	18,567
Nomura Real Estate Holdings, Inc.	2,800	74,634
Nomura Research Institute Ltd.	13,109	483,407
Noritake Co. Ltd.	1,200	32,604
Noritsu Koki Co. Ltd.	1,100	33,446
Noritz Corp.	2,300	29,157
North Pacific Bank Ltd.(x)	11,400	30,617
NPR-RIKEN Corp.(x)	1,208	19,298
NS Solutions Corp.(x)	2,000	51,974
NS United Kaiun Kaisha Ltd.	400	12,552
NSD Co. Ltd.	2,260	49,768
NSK Ltd.(x)	9,100	45,644
NSW, Inc.	400	8,419
NTN Corp.(x)	13,000	23,182
NTT Data Group Corp.	16,400	293,768
Nxera Pharma Co. Ltd.*	2,700	23,144
Obara Group, Inc.(x)	800	22,487
Obayashi Corp.(x)	19,300	243,457
OBIC Business Consultants Co. Ltd.	1,200	61,977
Obic Co. Ltd.	10,500	368,641
Odakyu Electric Railway Co. Ltd.(x)	10,499	116,806
Oenon Holdings, Inc.	3,000	8,871
Ogaki Kyoritsu Bank Ltd. (The)(x)	1,600	20,283
Ohara, Inc.	400	3,999
Ohashi Technica, Inc.	600	7,306
Ohsho Food Service Corp.(x)	1,800	35,681
OIE Sangyo Co. Ltd.	300	4,129
Oiles Corp.	1,560	22,099
Oisix ra daichi, Inc.(x)*	2,200	21,736
Oita Bank Ltd. (The)(x)	700	14,977
Oizumi Corp.	400	999
Oji Holdings Corp.(x)	21,500	85,865
Okabe Co. Ltd.	2,700	14,878
Okamura Corp.(x)	1,700	23,384
Okasan Securities Group, Inc.(x)	6,000	25,883
Okaya Electric Industries Co. Ltd.	600	981
Oki Electric Industry Co. Ltd.	3,600	24,397
Okinawa Electric Power Co., Inc. (The)	2,273	16,432
Okinawa Financial Group, Inc.	1,080	17,118
OKUMA Corp.	600	12,787
Okumura Corp.(x)	300	9,059
Okura Industrial Co. Ltd.	600	11,175
Okuwa Co. Ltd.	1,000	6,171
Olympic Group Corp.	800	2,772
Olympus Corp.	34,100	644,988
Omron Corp.(x)	4,800	218,651
Ono Pharmaceutical Co. Ltd.(x)	12,400	164,916
ONO Sokki Co. Ltd.	500	2,021
Onoken Co. Ltd.	1,000	10,353
Onward Holdings Co. Ltd.	1,000	3,667
Open House Group Co. Ltd.(x)	2,000	75,213
Open Up Group, Inc.	3,000	42,665
Optex Group Co. Ltd.	1,600	17,266
Optorun Co. Ltd.	1,000	12,371
Oracle Corp.	1,300	133,369
Organo Corp.(x)	700	34,093
Orient Corp.	1,650	10,768
Oriental Land Co. Ltd.	33,200	854,226
Oriental Shiraishi Corp.(x)	450	1,221
Origin Co. Ltd.	200	1,662
ORIX Corp.	35,600	821,853
Osaka Gas Co. Ltd.	12,000	269,181
Osaka Soda Co. Ltd.(x)	500	6,676
Osaka Steel Co. Ltd.	800	19,064
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	19,011
Osaki Electric Co. Ltd.	1,000	5,135
OSG Corp.	2,200	30,989
Otsuka Corp.	6,600	162,744
Otsuka Holdings Co. Ltd.	13,200	742,359
Oyo Corp.	1,200	22,727
Pacific Industrial Co. Ltd.	2,000	19,078
Pacific Metals Co. Ltd.*	899	8,619
Pack Corp. (The)	900	23,013
PAL GROUP Holdings Co. Ltd.	800	14,127
PALTAC Corp.	1,050	32,218
Pan Pacific International Holdings Corp.	13,600	349,640
Panasonic Holdings Corp.	73,385	634,667
Paris Miki Holdings, Inc.(x)	1,500	3,486
Park24 Co. Ltd.*	4,000	49,887
Pasco Corp.	200	2,974
Pasona Group, Inc.	1,000	15,300
Pegasus Co. Ltd.	1,200	4,116
Penta-Ocean Construction Co. Ltd.	2,700	12,008
PeptiDream, Inc.(x)*	3,500	64,801
Persol Holdings Co. Ltd.	61,800	110,421
Pharma Foods International Co. Ltd.	700	4,340
PIA Corp.*	300	6,366
Pigeon Corp.	4,300	50,322
PILLAR Corp.	1,000	28,875
Pilot Corp.	1,100	33,943
Piolax, Inc.(x)	1,500	24,390
Pola Orbis Holdings, Inc.	3,000	30,871
Poplar Co. Ltd.*	300	438
Premium Group Co. Ltd.	2,400	35,368
Press Kogyo Co. Ltd.	5,000	20,038
Prima Meat Packers Ltd.(x)	1,400	23,125
Procrea Holdings, Inc.(x)	1,176	14,368
Pronexus, Inc.	1,300	11,261
PS Construction Co. Ltd.	800	5,839
Raito Kogyo Co. Ltd.	800	12,051
Raiznext Corp.	200	2,300
Raksul, Inc.	2,200	19,991
Rakus Co. Ltd.	2,000	31,122
Rakuten Bank Ltd.*	2,800	62,828
Rakuten Group, Inc.*	43,600	280,787
Rasa Corp.	500	4,975
Rasa Industries Ltd.	400	7,459
Recruit Holdings Co. Ltd.	44,600	2,701,291
Relo Group, Inc.	3,600	47,040
Renaissance, Inc.(x)	500	3,500
Renesas Electronics Corp.	39,300	568,479
Rengo Co. Ltd.	300	2,085
RENOVA, Inc.(x)*	2,800	19,676
Resol Holdings Co. Ltd.	100	3,190
Resona Holdings, Inc.	68,700	476,849
Resonac Holdings Corp.	6,100	156,187
Resorttrust, Inc.(x)	1,900	38,020
Restar Corp.	700	13,199
Rheon Automatic Machinery Co. Ltd.	1,000	9,435
Rhythm Co. Ltd.	600	17,074
Ricoh Co. Ltd.(x)	16,400	176,010
Ricoh Leasing Co. Ltd.(x)	800	27,525
Right On Co. Ltd.*	900	1,998
Riken Keiki Co. Ltd.	700	18,702
Riken Technos Corp.	2,000	14,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ringer Hut Co. Ltd.(x)	900	$13,764
Rinnai Corp.	3,500	85,987
Riso Kagaku Corp.	400	9,504
Riso Kyoiku Co. Ltd.(x)	3,900	7,001
Rock Field Co. Ltd.(x)	1,200	12,257
Rohm Co. Ltd.(x)	9,600	107,272
Rohto Pharmaceutical Co. Ltd.	6,600	164,030
Rorze Corp.	4,000	54,827
Round One Corp.	4,900	37,332
Royal Holdings Co. Ltd.	1,800	30,984
Ryobi Ltd.	1,400	18,965
Ryoden Corp.	500	8,586
Ryohin Keikaku Co. Ltd.	7,100	130,119
Ryoyo Ryosan Holdings, Inc.(x)	1,224	21,631
S Foods, Inc.	500	9,612
Sagami Holdings Corp.	1,000	11,501
Saibu Gas Holdings Co. Ltd.	1,300	16,507
Saizeriya Co. Ltd.	600	23,837
Sakai Chemical Industry Co. Ltd.	800	14,255
Sakai Heavy Industries Ltd.	400	6,735
Sakai Moving Service Co. Ltd.	800	13,977
Sakata INX Corp.	2,000	22,418
Sakata Seed Corp.	1,100	27,017
Sakura Internet, Inc.(x)	1,000	29,849
Sala Corp.	1,000	5,733
SAMTY HOLDINGS Co. Ltd.	900	17,483
San Holdings, Inc.	800	6,574
San ju San Financial Group, Inc.(x)	990	11,345
San-A Co. Ltd.	1,600	28,666
San-Ai Obbli Co. Ltd.	2,000	27,066
Sanden Corp.*	1,400	1,403
Sangetsu Corp.(x)	1,800	35,230
San-In Godo Bank Ltd. (The)(x)	3,400	28,861
Sanix, Inc.*	1,800	3,594
Sanken Electric Co. Ltd.*	400	18,663
Sanko Metal Industrial Co. Ltd.	100	2,787
Sankyo Co. Ltd.	6,400	93,779
Sankyo Seiko Co. Ltd.	2,000	8,071
Sankyo Tateyama, Inc.	1,700	8,836
Sankyu, Inc.	800	26,796
Sanoh Industrial Co. Ltd.	1,400	7,189
Sanrio Co. Ltd.(x)	6,000	172,413
Sanritsu Corp.	300	1,630
Sansan, Inc.*	1,100	16,447
Sanshin Electronics Co. Ltd.	1,500	20,738
Santen Pharmaceutical Co. Ltd.	10,700	129,130
Sanwa Holdings Corp.	6,300	165,472
Sanyo Chemical Industries Ltd.	600	17,304
Sanyo Industries Ltd.	100	2,105
Sanyo Shokai Ltd.	600	9,936
Sanyo Special Steel Co. Ltd.(x)	1,200	15,981
Sapporo Holdings Ltd.	2,400	132,069
Sata Construction Co. Ltd.	800	5,026
Sato Holdings Corp.	1,200	17,492
Sato Shoji Corp.	1,000	9,574
Satori Electric Co. Ltd.	900	11,998
Sawai Group Holdings Co. Ltd.	2,400	34,023
SAXA, Inc.	300	4,907
SBI ARUHI Corp.	2,100	11,894
SBI Holdings, Inc.(x)	9,260	212,292
SCREEN Holdings Co. Ltd.(x)	1,800	124,901
Scroll Corp.	1,700	11,414
SCSK Corp.	4,596	94,638
Secom Co. Ltd.	12,200	449,378
Sega Sammy Holdings, Inc.	6,700	133,324
Seibu Holdings, Inc.	6,900	153,195
Seika Corp.	800	22,126
Seikagaku Corp.	2,400	14,194
Seikitokyu Kogyo Co. Ltd.(x)	600	6,400
Seiko Epson Corp.(x)	8,400	154,265
Seiko Group Corp.	1,200	32,479
Seino Holdings Co. Ltd.(x)	1,300	21,771
Seiren Co. Ltd.(x)	1,300	24,440
Sekisui Chemical Co. Ltd.	11,700	181,656
Sekisui House Ltd.	17,900	494,935
Sekisui Jushi Corp.	1,000	16,065
Sekisui Kasei Co. Ltd.	1,000	2,727
Senko Group Holdings Co. Ltd.(x)	4,000	34,705
Senshu Ikeda Holdings, Inc.(x)	6,880	15,557
Senshukai Co. Ltd.*	2,200	4,638
Seven & i Holdings Co. Ltd.	64,408	962,143
SG Holdings Co. Ltd.	10,200	109,363
Sharp Corp.*	13,000	85,910
Shibaura Mechatronics Corp.	600	32,729
Shibusawa Warehouse Co. Ltd. (The)	600	12,545
Shibuya Corp.	700	18,508
SHIFT, Inc.*	500	47,521
Shiga Bank Ltd. (The)	200	4,516
Shikibo Ltd.	700	5,192
Shikoku Bank Ltd. (The)(x)	1,600	10,720
Shikoku Electric Power Co., Inc.	2,700	23,905
Shikoku Kasei Holdings Corp.	1,000	14,312
Shima Seiki Manufacturing Ltd.	900	7,139
Shimadaya Corp.*	600	7,932
Shimadzu Corp.	8,200	272,373
Shimamura Co. Ltd.	1,500	81,656
Shimano, Inc.	2,500	472,604
Shimizu Bank Ltd. (The)	400	4,102
Shimizu Corp.	19,700	134,806
Shimojima Co. Ltd.	800	7,247
Shin Nippon Air Technologies Co. Ltd.(x)	900	21,698
Shin Nippon Biomedical Laboratories Ltd.(x)	700	5,674
Shinagawa Refractories Co. Ltd.	1,500	17,732
Shindengen Electric Manufacturing Co. Ltd.	400	6,526
Shin-Etsu Chemical Co. Ltd.	54,100	2,249,822
Shin-Etsu Polymer Co. Ltd.	2,500	26,961
Shingakukai Holdings Co. Ltd.	600	948
Shinko Electric Industries Co. Ltd.(x)*	2,100	80,201
Shinko Shoji Co. Ltd.	2,200	14,144
Shinmaywa Industries Ltd.	1,800	16,582
Shinnihon Corp.	1,600	17,712
Shinsho Corp.	300	13,463
Shinwa Co. Ltd.	600	10,746
Shinyei Kaisha	100	1,158
Shionogi & Co. Ltd.	22,500	321,473
Ship Healthcare Holdings, Inc.	3,100	50,439
Shiseido Co. Ltd.	13,200	355,888
Shizuoka Financial Group, Inc.(x)	10,500	90,918
Shizuoka Gas Co. Ltd.	3,000	22,188
SHO-BOND Holdings Co. Ltd.	1,000	39,464
Shobunsha Holdings, Inc.	700	1,904
Shochiku Co. Ltd.	400	29,431
Shoei Co. Ltd.	1,600	24,859
Showa Sangyo Co. Ltd.(x)	1,000	20,317
Shuei Yobiko Co. Ltd.*	200	383
Siix Corp.	1,400	10,764
Simplex Holdings, Inc.	1,900	31,992
Sinanen Holdings Co. Ltd.	400	15,864
Sinfonia Technology Co. Ltd.	1,400	49,191
Sinko Industries Ltd.(x)	200	6,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sintokogio Ltd.	2,600	$17,439
SK Japan Co. Ltd.	200	1,041
SKY Perfect JSAT Holdings, Inc.	3,600	22,343
Skylark Holdings Co. Ltd.	8,300	133,429
SMC Corp.	1,800	797,147
SMK Corp.	300	4,780
SMS Co. Ltd.	2,800	42,012
SNT Corp.	2,400	3,540
Socionext, Inc.(x)	4,700	92,741
Soda Nikka Co. Ltd.	1,000	8,071
SoftBank Corp.(x)	961,000	1,251,690
SoftBank Group Corp.	29,812	1,747,961
Sohgo Security Services Co. Ltd.(x)	9,900	71,292
Sojitz Corp.	7,200	168,572
Sompo Holdings, Inc.	26,350	586,859
Sony Group Corp.	211,000	4,077,596
Sotetsu Holdings, Inc.(x)	3,000	49,783
SPK Corp.	400	5,394
S-Pool, Inc.	3,800	8,989
Square Enix Holdings Co. Ltd.(x)	2,600	103,023
SRA Holdings	600	17,826
ST Corp.	600	6,170
St Marc Holdings Co. Ltd.	800	12,079
Stanley Electric Co. Ltd.	3,700	68,568
Starzen Co. Ltd.	800	16,164
Stella Chemifa Corp.	500	14,350
Strike Co. Ltd.	700	21,186
Studio Alice Co. Ltd.	500	7,180
Subaru Corp.	19,800	341,928
Sugi Holdings Co. Ltd.	4,800	89,020
Sugimoto & Co. Ltd.	1,200	11,455
SUMCO Corp.(x)	10,700	114,798
Sumida Corp.	700	4,461
Suminoe Textile Co. Ltd.	300	4,285
Sumiseki Holdings, Inc.	1,000	6,408
Sumitomo Bakelite Co. Ltd.	1,300	36,334
Sumitomo Chemical Co. Ltd.	44,800	127,020
Sumitomo Corp.	39,080	868,475
Sumitomo Densetsu Co. Ltd.	900	27,553
Sumitomo Electric Industries Ltd.	22,900	365,747
Sumitomo Forestry Co. Ltd.	4,800	236,953
Sumitomo Heavy Industries Ltd.	3,900	93,345
Sumitomo Metal Mining Co. Ltd.	7,800	232,874
Sumitomo Mitsui Construction Co. Ltd.	7,200	20,038
Sumitomo Mitsui Financial Group, Inc.	124,650	2,640,871
Sumitomo Mitsui Trust Holdings, Inc.	21,182	499,761
Sumitomo Osaka Cement Co. Ltd.	200	5,686
Sumitomo Pharma Co. Ltd.(x)*	4,700	19,490
Sumitomo Realty & Development Co. Ltd.	8,700	290,918
Sumitomo Riko Co. Ltd.	2,000	20,275
Sumitomo Rubber Industries Ltd.	4,484	48,904
Sumitomo Seika Chemicals Co. Ltd.	400	14,333
Sumitomo Warehouse Co. Ltd. (The)	100	1,874
Sun Frontier Fudousan Co. Ltd.	1,000	12,232
Sundrug Co. Ltd.	2,300	67,756
Suntory Beverage & Food Ltd.	3,800	142,614
Sun-Wa Technos Corp.	600	7,965
Suruga Bank Ltd.	5,500	42,668
Suzuden Corp.	300	3,699
Suzuken Co. Ltd.	1,990	69,271
Suzuki Motor Corp.	44,000	487,528
SWCC Corp.	500	19,934
Sysmex Corp.	16,100	316,679
Systena Corp.	17,200	44,399
T Hasegawa Co. Ltd.(x)	1,600	36,459
T RAD Co. Ltd.	400	9,490
T&D Holdings, Inc.	17,000	295,112
Tac Co. Ltd.	700	794
Tachibana Eletech Co. Ltd.	840	14,933
Tachi-S Co. Ltd.(x)	1,600	20,305
Tadano Ltd.	600	3,988
Taihei Dengyo Kaisha Ltd.	500	18,021
Taiheiyo Cement Corp.(x)	3,278	76,838
Taiheiyo Kouhatsu, Inc.	400	2,065
Taiho Kogyo Co. Ltd.	800	3,407
Taiko Pharmaceutical Co. Ltd.*	1,200	3,273
Taisei Corp.	5,000	217,777
Taisei Lamick Co. Ltd.	300	5,494
Taiyo Holdings Co. Ltd.	300	7,723
Taiyo Yuden Co. Ltd.(x)	2,700	54,770
Takachiho Koheki Co. Ltd.(x)	500	13,585
Takadakiko Co. Ltd.	300	2,417
Takamatsu Construction Group Co. Ltd.	1,000	20,435
Takano Co. Ltd.	400	2,149
Takaoka Toko Co. Ltd.	400	5,004
Taka-Q Co. Ltd.*	500	445
Takara & Co. Ltd.	700	13,588
Takara Holdings, Inc.	1,400	11,855
Takara Standard Co. Ltd.	2,500	27,761
Takasago International Corp.	800	30,670
Takasago Thermal Engineering Co. Ltd.(x)	1,100	39,339
Takashima & Co. Ltd.	800	6,835
Takashimaya Co. Ltd.(x)	6,800	54,078
Take And Give Needs Co. Ltd.	600	3,457
Takeda Pharmaceutical Co. Ltd.	53,500	1,527,295
Takeuchi Manufacturing Co. Ltd.	900	27,678
Takihyo Co. Ltd.	200	1,688
Takuma Co. Ltd.	4,000	44,613
Tamron Co. Ltd.	800	24,881
Tamura Corp.	3,000	12,712
Tanaka Co. Ltd.	300	1,436
Tanseisha Co. Ltd.	1,950	11,329
Tatsuta Electric Wire and Cable Co. Ltd.*	2,000	10,812
Taya Co. Ltd.*	200	502
Tayca Corp.	1,000	11,459
TBK Co. Ltd.	1,000	2,004
TBS Holdings, Inc.	3,700	100,323
TDC Soft, Inc.	1,600	13,860
TDK Corp.	48,000	608,829
Teac Corp.	600	359
TechMatrix Corp.	2,400	40,110
TechnoPro Holdings, Inc.	4,500	87,010
Teijin Ltd.(x)	5,200	51,231
Teikoku Electric Manufacturing Co. Ltd.	800	15,101
Teikoku Sen-I Co. Ltd.	1,000	21,395
Teikoku Tsushin Kogyo Co. Ltd.	400	6,621
Tekken Corp.	800	13,114
Ten Allied Co. Ltd.*	800	1,614
Tenma Corp.	1,100	19,930
TerraSky Co. Ltd.*	1,100	16,348
Terumo Corp.	33,300	625,570
T-Gaia Corp.(x)	600	15,321
THK Co. Ltd.	4,000	69,967
Tigers Polymer Corp.	600	3,073
TIS, Inc.	6,800	172,738
Titan Kogyo Ltd.	100	629
Toa Corp./Hyogo	1,000	6,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Toa Corp./Tokyo	4,400	$30,002
TOA ROAD Corp.	2,000	19,189
Toabo Corp.	400	1,105
Toagosei Co. Ltd.	600	6,744
Tobishima Corp.(r)	800	8,010
Tobu Railway Co. Ltd.	7,500	130,614
TOC Co. Ltd.	4,700	20,406
Tocalo Co. Ltd.(x)	2,400	31,994
Tochigi Bank Ltd. (The)	6,000	10,979
Toda Corp.	8,800	57,671
Toda Kogyo Corp.*	100	1,231
Toei Co. Ltd.(x)	1,000	31,658
Toenec Corp.	1,000	6,471
Toho Bank Ltd. (The)	10,000	18,229
Toho Co. Ltd.	3,100	125,380
Toho Co. Ltd./Kobe	400	7,692
Toho Gas Co. Ltd.(x)	2,000	55,230
Toho Holdings Co. Ltd.(x)	1,900	60,004
Toho Titanium Co. Ltd.(x)	2,100	16,540
Toho Zinc Co. Ltd.*	700	5,114
Tohoku Bank Ltd. (The)	600	4,634
Tohoku Electric Power Co., Inc.	15,000	143,086
Tohto Suisan Co. Ltd.	200	8,906
Tokai Carbon Co. Ltd.	6,400	41,012
TOKAI Holdings Corp.	2,400	16,214
Tokai Rika Co. Ltd.	500	6,819
Tokai Senko KK	100	482
Tokai Tokyo Financial Holdings, Inc.	9,600	32,262
Token Corp.	120	9,435
Tokio Marine Holdings, Inc.	58,000	2,110,962
Tokushu Tokai Paper Co. Ltd.(x)	800	20,651
Tokuyama Corp.	2,200	44,138
Tokyo Century Corp.	2,200	24,583
Tokyo Electric Power Co. Holdings, Inc.*	55,800	247,271
Tokyo Electron Device Ltd.	1,200	30,057
Tokyo Electron Ltd.	12,800	2,252,301
Tokyo Energy & Systems, Inc.	1,000	7,688
Tokyo Gas Co. Ltd.	12,400	287,903
Tokyo Individualized Educational Institute, Inc.	900	2,542
Tokyo Keiki, Inc.	800	17,840
Tokyo Kikai Seisakusho Ltd.*	300	758
Tokyo Kiraboshi Financial Group, Inc.(x)	351	10,098
Tokyo Ohka Kogyo Co. Ltd.	2,800	67,971
Tokyo Rope Manufacturing Co. Ltd.	800	6,034
Tokyo Sangyo Co. Ltd.	1,000	4,801
Tokyo Seimitsu Co. Ltd.	1,200	63,037
Tokyo Steel Manufacturing Co. Ltd.	1,300	17,945
Tokyo Tatemono Co. Ltd.	5,491	87,738
Tokyo Tekko Co. Ltd.	400	14,333
Tokyo Theatres Co., Inc.(x)	3,700	27,958
Tokyotokeiba Co. Ltd.	800	24,408
Tokyu Construction Co. Ltd.	4,940	24,266
Tokyu Corp.(x)	18,000	232,068
Tokyu Fudosan Holdings Corp.	15,400	105,649
Toli Corp.	3,000	7,974
Tomato Bank Ltd.	400	3,181
Tomen Devices Corp.	100	4,084
Tomoe Corp.	1,800	11,046
Tomoe Engineering Co. Ltd.	400	11,981
Tomoegawa Corp.	400	2,068
Tomoku Co. Ltd.	800	13,108
TOMONY Holdings, Inc.(x)	9,400	24,330
Tomy Co. Ltd.(x)	2,100	57,159
Tonami Holdings Co. Ltd.	200	8,725
Top Culture Co. Ltd.*	400	448
Topcon Corp.	2,800	30,109
TOPPAN Holdings, Inc.	6,900	203,747
Topy Industries Ltd.	1,000	13,742
Toray Industries, Inc.	40,900	239,950
Toridoll Holdings Corp.(x)	2,200	56,942
Torigoe Co. Ltd. (The)	1,200	5,678
Torii Pharmaceutical Co. Ltd.	800	21,569
Tose Co. Ltd.	300	1,313
Toshiba TEC Corp.	600	14,486
Tosoh Corp.	8,400	111,805
Totetsu Kogyo Co. Ltd.	1,000	23,726
TOTO Ltd.(x)	4,400	163,387
Tottori Bank Ltd. (The)	300	2,772
Toukei Computer Co. Ltd.	400	13,484
Tow Co. Ltd.	1,200	2,747
Towa Bank Ltd. (The)	1,300	5,337
Towa Corp.(x)	2,100	32,101
Towa Pharmaceutical Co. Ltd.	200	4,189
Toyo Construction Co. Ltd.(x)	100	928
Toyo Corp.	1,600	17,968
Toyo Denki Seizo KK	400	3,209
Toyo Engineering Corp.	1,600	8,082
Toyo Kanetsu KK	600	16,719
Toyo Logistics Co. Ltd.	200	1,823
Toyo Machinery & Metal Co. Ltd.	1,000	4,369
Toyo Securities Co. Ltd.	4,000	11,605
Toyo Seikan Group Holdings Ltd.	2,700	42,287
Toyo Shutter Co. Ltd.	200	1,106
Toyo Sugar Refining Co. Ltd.	200	1,976
Toyo Suisan Kaisha Ltd.	3,000	195,143
Toyo Tanso Co. Ltd.	700	27,713
Toyo Tire Corp.	3,000	43,562
Toyo Wharf & Warehouse Co. Ltd.	300	2,672
Toyobo Co. Ltd.(x)	1,700	11,722
Toyoda Gosei Co. Ltd.(x)	600	10,207
Toyota Boshoku Corp.	1,800	23,395
Toyota Industries Corp.	5,200	398,887
Toyota Motor Corp.	320,440	5,668,594
Toyota Tsusho Corp.	16,600	298,563
TPR Co. Ltd.	1,500	22,950
Transcosmos, Inc.	100	2,467
TRE Holdings Corp.	2,900	33,313
Trend Micro, Inc.	2,500	147,608
Tri Chemical Laboratories, Inc.	1,300	31,522
Trusco Nakayama Corp.	1,400	24,079
TS Tech Co. Ltd.	2,100	25,475
Tsubakimoto Chain Co.	2,700	35,299
Tsubakimoto Kogyo Co. Ltd.	600	7,226
Tsudakoma Corp.*	300	793
Tsugami Corp.	3,000	30,934
Tsukamoto Corp. Co. Ltd.	200	1,673
Tsukishima Holdings Co. Ltd.	2,000	17,909
Tsukuba Bank Ltd.	5,400	8,867
Tsumura & Co.	1,500	47,090
Tsuruha Holdings, Inc.	1,500	94,660
Tsutsumi Jewelry Co. Ltd.	500	7,372
TV Asahi Holdings Corp.	2,700	37,309
Tv Tokyo Holdings Corp.	500	12,976
TYK Corp.	1,000	2,804
UACJ Corp.(x)	1,226	43,675
UBE Corp.(x)	900	16,716
Uchida Yoko Co. Ltd.	400	18,925
Ueki Corp.	200	2,190
Ulvac, Inc.	1,200	63,613
Unicafe, Inc.	300	1,952
Unicharm Corp.	12,600	454,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Unipres Corp.	1,600	$12,435
United Arrows Ltd.	1,100	15,850
United Super Markets Holdings, Inc.(x)	3,520	20,769
Unitika Ltd.*	2,900	6,295
Ushio, Inc.	3,900	55,084
USS Co. Ltd.	14,600	137,797
UT Group Co. Ltd.	1,600	30,636
Valor Holdings Co. Ltd.(x)	500	7,664
Vision, Inc.	500	4,352
Visional, Inc.*	700	38,622
Vital KSK Holdings, Inc.	2,300	19,187
Wacoal Holdings Corp.	1,600	49,884
Wacom Co. Ltd.	1,300	6,178
Wakachiku Construction Co. Ltd.	700	16,730
Wakamoto Pharmaceutical Co. Ltd.	1,000	1,844
Warabeya Nichiyo Holdings Co. Ltd.	700	11,319
WATAMI Co. Ltd.	1,400	8,455
Weathernews, Inc.(x)	300	12,086
Welcia Holdings Co. Ltd.	4,500	63,809
West Japan Railway Co.	13,400	253,968
Wood One Co. Ltd.	400	2,226
W-Scope Corp.(x)*	3,400	8,587
Xebio Holdings Co. Ltd.	1,400	12,215
YAC Holdings Co. Ltd.(x)	500	7,553
Yahagi Construction Co. Ltd.	1,700	18,144
Yakult Honsha Co. Ltd.(x)	8,500	196,288
YAMABIKO Corp.	2,000	35,359
Yamada Holdings Co. Ltd.	9,472	29,571
Yamagata Bank Ltd. (The)	1,400	9,848
Yamaguchi Financial Group, Inc.	6,800	73,311
Yamaha Corp.(x)	8,700	74,667
Yamaha Motor Co. Ltd.	28,500	253,818
Yamaichi Electronics Co. Ltd.(x)	1,200	20,990
YA-MAN Ltd.(x)	3,200	18,925
Yamanashi Chuo Bank Ltd. (The)(x)	1,400	15,585
Yamashita Health Care Holdings, Inc.	100	1,952
Yamatane Corp.	600	12,691
Yamato Corp.	1,000	6,756
Yamato Holdings Co. Ltd.	6,800	77,309
Yamato International, Inc.	700	1,559
Yamato Kogyo Co. Ltd.	500	24,898
Yamaura Corp.	500	4,029
Yamaya Corp.	110	2,296
Yamazaki Baking Co. Ltd.	2,900	57,415
Yamazawa Co. Ltd.	300	2,524
Yaoko Co. Ltd.	500	33,822
Yaskawa Electric Corp.	6,800	236,468
Yasuda Logistics Corp.	1,000	11,244
Yellow Hat Ltd.(x)	2,200	39,798
Yodogawa Steel Works Ltd.(x)	900	35,004
Yokogawa Bridge Holdings Corp.	100	1,850
Yokogawa Electric Corp.	6,400	162,755
Yokohama Rubber Co. Ltd. (The)	2,800	62,575
Yokorei Co. Ltd.	2,600	17,167
Yokowo Co. Ltd.	1,000	10,367
Yomeishu Seizo Co. Ltd.	500	8,301
Yondenko Corp.	1,200	10,604
Yondoshi Holdings, Inc.	900	11,666
Yorozu Corp.	700	5,250
Yoshinoya Holdings Co. Ltd.(x)	1,400	30,596
Yuken Kogyo Co. Ltd.	200	3,027
Yurtec Corp.	2,000	21,318
Yushin Precision Equipment Co. Ltd.	1,200	5,394
Yushiro Chemical Industry Co. Ltd.	600	6,521
Zenkoku Hosho Co. Ltd.	1,500	58,904
Zenrin Co. Ltd.	2,550	15,507
Zensho Holdings Co. Ltd.(x)	3,200	176,693
Zeon Corp.	4,300	40,674
Zeria Pharmaceutical Co. Ltd.	1,100	17,373
Zojirushi Corp.	1,800	20,702
ZOZO, Inc.	3,500	126,972
Zuken, Inc.	800	19,983

		162,911,765

Jordan (0.0%)†
Hikma Pharmaceuticals plc	8,329	212,799

Luxembourg (0.4%)
Eurofins Scientific SE	71,400	4,522,350

Mexico (0.0%)†
Fresnillo plc	9,528	77,896

Netherlands (4.4%)
Adyen NV(m)*	1,889	2,949,304
Akzo Nobel NV	71,300	5,023,969
ASML Holding NV	25,896	21,492,764
EXOR NV	38,200	4,088,522
ING Groep NV	217,460	3,939,376
Koninklijke Ahold Delhaize NV	145,815	5,036,602
Wolters Kluwer NV	16,106	2,712,566

		45,243,103

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	31,169	134,464
Auckland International Airport Ltd.	6,589	30,976
Chorus Ltd.	14,715	80,877
Fisher & Paykel Healthcare Corp. Ltd.	7,356	163,298
Fletcher Building Ltd.(x)*	17,976	32,933
Xero Ltd.*	5,716	590,551

		1,033,099

Nigeria (0.0%)†
Airtel Africa plc(m)	51,559	78,582

South Africa (0.2%)
Anglo American plc	71,693	2,328,196

South Korea (0.9%)
NAVER Corp.	34,305	4,443,884
Samsung Electronics Co. Ltd. (Preference)(q)	115,787	4,506,812

		8,950,696

Spain (2.2%)
Amadeus IT Group SA	48,993	3,540,513
Banco Bilbao Vizcaya Argentaria SA	373,508	4,036,299
Banco Santander SA	1,004,155	5,142,325
Iberdrola SA	376,531	5,821,792
Industria de Diseno Textil SA	72,028	4,260,657

		22,801,586

Sweden (0.9%)
Sandvik AB	114,600	2,560,370
SKF AB, Class B	186,800	3,715,455
Volvo AB, Class B	116,400	3,073,941

		9,349,766

Switzerland (1.2%)
Cie Financiere Richemont SA (Registered)	19,000	3,003,722
Novartis AG (Registered)	24,400	2,800,804
Schindler Holding AG	5,700	1,670,231
Swatch Group AG (The)	21,196	4,539,227

		12,013,984

United Kingdom (14.6%)
3i Group plc	53,513	2,364,536
Admiral Group plc	16,922	629,848
Ashtead Group plc	68,662	5,311,413
Associated British Foods plc	19,161	597,652
AstraZeneca plc	85,352	13,223,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Auto Trader Group plc(m)	53,719	$623,251
Aviva plc	161,870	1,046,569
B&M European Value Retail SA	56,004	310,879
BAE Systems plc	174,952	2,894,538
Barclays plc	838,427	2,517,059
Barratt Developments plc	75,703	484,498
Beazley plc	34,283	348,802
Berkeley Group Holdings plc	5,449	343,854
British American Tobacco plc	113,799	4,144,391
BT Group plc(x)	392,585	776,278
Bunzl plc	35,451	1,674,982
Centrica plc	315,344	491,795
Compass Group plc	158,196	5,063,313
ConvaTec Group plc(m)	97,733	296,608
Croda International plc	8,460	476,968
Darktrace plc*	24,420	188,315
DCC plc	5,604	381,731
Diageo plc	182,128	6,338,202
Diploma plc	7,180	425,633
DS Smith plc	80,044	494,194
easyJet plc	34,772	241,740
Entain plc	35,012	357,249
Frasers Group plc*	7,567	84,323
Halma plc	22,889	798,086
Hargreaves Lansdown plc	22,638	337,313
Howden Joinery Group plc	32,410	393,008
HSBC Holdings plc	1,055,158	9,440,361
IMI plc	11,292	273,555
Imperial Brands plc	48,642	1,413,144
Informa plc	75,804	831,241
InterContinental Hotels Group plc	9,149	995,176
Intermediate Capital Group plc	16,103	479,664
International Consolidated Airlines Group SA	219,006	601,411
Intertek Group plc	9,111	628,537
J Sainsbury plc	113,698	449,033
JD Sports Fashion plc	156,770	322,879
Kingfisher plc	110,263	474,680
Land Securities Group plc (REIT)	42,270	367,899
Legal & General Group plc	344,393	1,041,967
Lloyds Banking Group plc	12,869,451	10,117,018
London Stock Exchange Group plc	28,635	3,912,580
LondonMetric Property plc (REIT)	112,518	308,083
M&G plc	132,682	367,905
Marks & Spencer Group plc	113,747	566,628
Melrose Industries plc	76,927	468,676
National Grid plc	276,852	3,812,414
NatWest Group plc	363,501	1,671,294
Next plc	7,102	928,803
Pearson plc	40,040	542,542
Persimmon plc	18,360	403,420
Phoenix Group Holdings plc	42,528	318,119
Reckitt Benckiser Group plc	128,848	7,884,493
RELX plc	106,488	4,995,733
Rentokil Initial plc	149,046	726,129
Rightmove plc	48,311	398,775
Rolls-Royce Holdings plc*	485,111	3,419,257
Sage Group plc (The)	59,971	821,426
Schroders plc	1,198,178	5,593,849
Segro plc (REIT)	71,665	837,401
Severn Trent plc	15,972	564,166
Smith & Nephew plc	272,786	4,223,240
Smiths Group plc	114,888	2,575,864
Spirax Group plc	4,477	449,812
SSE plc	62,988	1,585,708
Standard Chartered plc	119,660	1,268,637
Taylor Wimpey plc	192,890	423,704
Tesco plc	394,230	1,890,585
Unilever plc	140,393	9,082,727
UNITE Group plc (The) (REIT)	18,779	236,002
United Utilities Group plc	40,904	571,748
Virgin Money UK plc (CHDI)(r)	42,653	124,440
Vistry Group plc*	17,060	297,877
Vodafone Group plc	1,224,133	1,228,108
Weir Group plc (The)	11,200	324,333
Whitbread plc	11,026	461,990
WPP plc	597,322	6,094,836

		150,478,121

United States (6.8%)
Alcoa Corp. (CRDI)	2,294	91,510
Amcor plc (CHDI)	24,507	276,847
Block, Inc. (CRDI)*	1,701	113,318
BP plc	939,403	4,919,497
CNH Industrial NV	960,900	10,665,990
CSL Ltd.	18,171	3,596,398
Experian plc	52,853	2,777,716
GSK plc	230,439	4,672,115
Haleon plc	391,207	2,054,962
Holcim AG	18,179	1,773,331
James Hardie Industries plc (CHDI)*	17,494	694,586
Life360, Inc. (CRDI)(m)*	8,300	108,682
Light & Wonder, Inc. (CRDI)*	619	56,758
Newmont Corp. (CRDI)	6,281	338,357
News Corp. (CHDI), Class B	1,221	34,053
Reliance Worldwide Corp. Ltd.	24,282	98,542
ResMed, Inc. (CHDI)	22,301	539,160
Roche Holding AG	11,950	3,820,724
Sanofi SA	74,554	8,539,649
Schneider Electric SE	37,305	9,808,456
Shell plc	358,591	11,625,892
Sims Ltd.	6,752	59,097
Smurfit WestRock plc	39,600	1,957,032
Stellantis NV	139,786	1,930,719

		70,553,391

Total Common Stocks (88.9%) (Cost $695,495,864)		917,552,291

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	20,158	277,587
Scottish Mortgage Investment Trustplc	74,798	837,010

		1,114,597

United States (0.0%)†
Pershing Square Holdings Ltd.	7,968	376,471

Total Closed End Funds (0.1%) (Cost $959,805)		1,491,068

	Number of Rights	Value (Note 1)
RIGHTS:
New Zealand (0.0%)†
Fletcher Building Ltd.,expiring 10/8/24* (Cost $—)	4,003	1,230

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	400,000	400,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	400,000	400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	7,791,046	$7,791,046
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		9,591,046

Total Short-Term Investments (0.9%) (Cost $9,591,046)		9,591,046

Total Investments in Securities (89.9%) (Cost $706,046,715)		928,635,635
Other Assets Less Liabilities (10.1%)		103,887,602

Net Assets (100%)		$1,032,523,237

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $6,083,058 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $17,428,550. This was collateralized by $9,147,503 of various U.S. Government Treasury Securities,ranging from 0.000% – 5.250%, maturing 10/15/24 – 5/15/54 and by cash of $9,591,046 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Financials	$180,605,258	17.5%
Industrials	173,996,401	16.9
Consumer Discretionary	148,995,771	14.4
Health Care	92,070,573	8.9
Information Technology	82,358,351	8.0
Consumer Staples	77,824,364	7.6
Materials	61,083,830	5.9
Communication Services	38,161,817	3.7
Energy	32,980,738	3.2
Utilities	19,989,506	1.9
Investment Companies	9,591,046	0.9
Real Estate	9,486,912	0.9
Closed End Funds	1,491,068	0.1
Cash and Other	103,887,602	10.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	749	12/2024	EUR	41,937,592	1,304,972
FTSE 100 Index	235	12/2024	GBP	26,041,079	(111,145)
SPI 200 Index	74	12/2024	AUD	10,623,353	160,861
TOPIX Index	141	12/2024	JPY	25,973,039	829,789

					2,184,477

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,732,468	USD	1,168,253	HSBC Bank plc	12/20/2024	30,456
EUR	4,077,583	USD	4,553,041	HSBC Bank plc	12/20/2024	790
GBP	2,207,767	USD	2,914,352	HSBC Bank plc	12/20/2024	36,773
USD	727,982	EUR	649,476	Deutsche Bank AG	12/20/2024	2,649
USD	452,124	JPY	63,694,991	HSBC Bank plc	12/20/2024	4,025

Total unrealized appreciation						74,693

JPY	406,356,052	USD	2,930,107	HSBC Bank plc	12/20/2024	(71,360)
USD	740,452	AUD	1,074,883	Deutsche Bank AG	12/20/2024	(3,269)

Total unrealized depreciation						(74,629)

Net unrealized appreciation						64

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$1,491,068	$—		$1,491,068
Common Stocks
Argentina	—	46,136	—		46,136
Australia	—	72,850,313	—	(a)	72,850,313
Austria	—	506,640	—		506,640
Belgium	2,332,550	7,282,308	—		9,614,858
Brazil	—	39,589	—		39,589
Burkina Faso	—	282,803	—		282,803
Canada	5,361,057	—	—		5,361,057
Chile	—	552,412	—		552,412
China	—	16,874,234	—		16,874,234
Denmark	—	5,058,015	—		5,058,015
Finland	—	4,169,540	—		4,169,540
France	—	127,930,989	—		127,930,989
Germany	—	142,952,009	—		142,952,009
Hong Kong	—	8,483,464	—		8,483,464
India	—	1,985,018	—		1,985,018
Indonesia	—	1,585,245	—		1,585,245
Italy	4,269,510	24,435,125	—		28,704,635
Japan	—	162,903,755	8,010		162,911,765
Jordan	—	212,799	—		212,799
Luxembourg	—	4,522,350	—		4,522,350
Mexico	—	77,896	—		77,896
Netherlands	—	45,243,103	—		45,243,103
New Zealand	—	1,033,099	—		1,033,099
Nigeria	—	78,582	—		78,582
South Africa	—	2,328,196	—		2,328,196
South Korea	—	8,950,696	—		8,950,696
Spain	—	22,801,586	—		22,801,586
Sweden	—	9,349,766	—		9,349,766
Switzerland	—	12,013,984	—		12,013,984
United Kingdom	—	150,353,681	124,440		150,478,121
United States	12,623,022	57,930,369	—		70,553,391
Forward Currency Contracts	—	74,778	—		74,778
Futures	2,295,622	—	—		2,295,622
Rights
New Zealand	—	1,230	—		1,230
Short-Term Investments
Investment Companies	9,591,046	—	—		9,591,046

Total Assets	$36,472,807	$894,400,778	$132,450		$931,006,035

Liabilities:
Forward Currency Contracts	$—	$(74,629)	$—		$(74,629)
Futures	(111,145)	—	—		(111,145)

Total Liabilities	$(111,145)	$(74,629)	$—		$(185,774)

Total	$36,361,662	$894,326,149	$132,450		$930,820,261

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,788,719
Aggregate gross unrealized depreciation	(89,378,496)

Net unrealized appreciation	$210,410,223

Federal income tax cost of investments in securities and derivative instruments, if applicable	$720,409,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Entertainment (1.7%)
Walt Disney Co. (The)	36,373	$3,498,719
Warner Bros Discovery, Inc.*	178,104	1,469,358

		4,968,077

Interactive Media & Services (4.1%)
Alphabet, Inc., Class A	36,257	6,013,224
Meta Platforms, Inc., Class A	11,428	6,541,844

		12,555,068

Media (2.2%)
Charter Communications, Inc., Class A*	11,698	3,791,088
Comcast Corp., Class A	71,451	2,984,508

		6,775,596

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc.	11,707	2,415,856

Total Communication Services		26,714,597

Consumer Discretionary (3.8%)
Broadline Retail (1.1%)
eBay, Inc.	54,286	3,534,561

Hotels, Restaurants & Leisure (2.7%)
Las Vegas Sands Corp.	79,218	3,987,834
Starbucks Corp.	42,932	4,185,441

		8,173,275

Total Consumer Discretionary		11,707,836

Consumer Staples (10.1%)
Beverages (2.1%)
Anheuser-Busch InBev SA/NV	5,161	341,136
Coca-Cola Co. (The)	29,606	2,127,487
Keurig Dr Pepper, Inc.	104,508	3,916,960

		6,385,583

Consumer Staples Distribution & Retail (1.5%)
Sysco Corp.	58,736	4,584,932

Food Products (1.2%)
Kraft Heinz Co. (The)	73,185	2,569,526
Tyson Foods, Inc., Class A	18,079	1,076,785

		3,646,311

Household Products (2.7%)
Kimberly-Clark Corp.	28,083	3,995,649
Reckitt Benckiser Group plc	66,560	4,072,953

		8,068,602

Tobacco (2.6%)
Philip Morris International, Inc.	66,456	8,067,758

Total Consumer Staples		30,753,186

Energy (8.6%)
Energy Equipment & Services (0.4%)
Tenaris SA	75,610	1,189,676

Oil, Gas & Consumable Fuels (8.2%)
Cheniere Energy, Inc.	15,652	2,814,856
Chevron Corp.	37,994	5,595,376
ConocoPhillips	19,009	2,001,268
EQT Corp.	8,523	312,283
Exxon Mobil Corp.	33,191	3,890,649
Hess Corp.	15,386	2,089,419
Marathon Oil Corp.	97,794	2,604,254
Suncor Energy, Inc.	151,548	5,595,152

		24,903,257

Total Energy		26,092,933

Financials (20.2%)
Banks (13.0%)
Bank of America Corp.	213,608	8,475,966
Citigroup, Inc.	70,509	4,413,863
Citizens Financial Group, Inc.	114,749	4,712,742
Fifth Third Bancorp	110,335	4,726,751
Huntington Bancshares, Inc.	290,809	4,274,892
M&T Bank Corp.	21,294	3,792,887
Wells Fargo & Co.	166,067	9,381,125

		39,778,226

Capital Markets (3.6%)
Goldman Sachs Group, Inc. (The)	7,487	3,706,889
Morgan Stanley	20,741	2,162,042
State Street Corp.	57,401	5,078,266

		10,947,197

Insurance (3.6%)
Allstate Corp. (The)	16,549	3,138,518
American International Group, Inc.	61,574	4,509,064
MetLife, Inc.	40,243	3,319,242

		10,966,824

Total Financials		61,692,247

Health Care (15.7%)
Health Care Equipment & Supplies (3.6%)
Baxter International, Inc.	42,158	1,600,739
Becton Dickinson & Co.	14,658	3,534,044
Dentsply Sirona, Inc.	36,951	999,894
GE HealthCare Technologies, Inc.	17,549	1,646,974
Medtronic plc	35,315	3,179,409

		10,961,060

Health Care Providers & Services (5.5%)
CVS Health Corp.	71,678	4,507,113
Elevance Health, Inc.	12,911	6,713,720
Henry Schein, Inc.*	39,467	2,877,144
Humana, Inc.	8,728	2,764,507

		16,862,484

Pharmaceuticals (6.6%)
AstraZeneca plc	22,381	3,467,394
Bristol-Myers Squibb Co.	41,064	2,124,651
Johnson & Johnson	31,542	5,111,696
Merck & Co., Inc.	32,115	3,646,979
Sanofi SA (ADR)	99,825	5,752,915

		20,103,635

Total Health Care		47,927,179

Industrials (11.6%)
Aerospace & Defense (2.4%)
General Electric Co.	21,297	4,016,188
Textron, Inc.	36,310	3,216,340

		7,232,528

Air Freight & Logistics (1.8%)
FedEx Corp.	19,558	5,352,633

Building Products (1.8%)
Johnson Controls International plc	71,957	5,584,583

Electrical Equipment (2.9%)
Eaton Corp. plc	13,151	4,358,768
Emerson Electric Co.	42,230	4,618,695

		8,977,463

Machinery (2.7%)
Caterpillar, Inc.	11,277	4,410,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Westinghouse Air Brake
Technologies Corp.	21,214	$3,856,069

		8,266,729

Total Industrials		35,413,936

Information Technology (10.7%)
Communications Equipment (2.9%)
Cisco Systems, Inc.	117,725	6,265,324
F5, Inc.*	10,909	2,402,162

		8,667,486

IT Services (2.0%)
Cognizant Technology Solutions Corp., Class A	46,916	3,620,977
DXC Technology Co.*	125,368	2,601,386

		6,222,363

Semiconductors & Semiconductor Equipment (3.1%)
Intel Corp.	100,168	2,349,941
NXP Semiconductors NV	16,489	3,957,525
QUALCOMM, Inc.	19,229	3,269,892

		9,577,358

Software (2.7%)
Microsoft Corp.	18,726	8,057,798

Total Information Technology		32,525,005

Materials (3.2%)
Chemicals (2.3%)
CF Industries Holdings, Inc.	38,755	3,325,179
Corteva, Inc.	59,560	3,501,533

		6,826,712

Containers & Packaging (0.9%)
International Paper Co.	58,458	2,855,673

Total Materials		9,682,385

Real Estate (0.4%)
Specialized REITs (0.4%)
SBA Communications Corp. (REIT)	5,483	1,319,758

Total Real Estate		1,319,758

Utilities (1.5%)
Multi-Utilities (1.5%)
Dominion Energy, Inc.	77,531	4,480,517

Total Utilities		4,480,517

Total Common Stocks (94.6%) (Cost $187,249,015)		288,309,579

SHORT-TERM INVESTMENTS:
Investment Company (3.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	9,833,327	9,839,227

Total Short-Term Investments (3.2%) (Cost $9,837,766)		9,839,227

Total Investments in Securities (97.8%) (Cost $197,086,781)		298,148,806
Other Assets Less Liabilities (2.2%)		6,564,951

Net Assets (100%)		$304,713,757

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	259,048	USD	191,118	Deutsche Bank AG	10/11/2024	460
GBP	69,802	USD	91,616	Deutsche Bank AG	10/11/2024	1,705
USD	3,013,814	CAD	4,069,023	Deutsche Bank AG	10/11/2024	4,587
USD	76,251	EUR	68,376	CIBC World Markets, Inc.	10/11/2024	110
USD	135,437	EUR	121,112	Royal Bank of Canada	10/11/2024	571
USD	79,474	GBP	59,417	Goldman Sachs International	10/11/2024	37

Total unrealized appreciation						7,470

CAD	195,906	USD	145,083	Royal Bank of Canada	10/11/2024	(202)
GBP	60,467	USD	81,107	CIBC World Markets, Inc.	10/11/2024	(265)
USD	90,240	CAD	122,516	Royal Bank of Canada	10/11/2024	(366)
USD	80,240	EUR	72,684	CIBC World Markets, Inc.	10/11/2024	(698)
USD	3,175,321	EUR	2,858,628	Deutsche Bank AG	10/11/2024	(7,933)
USD	98,266	EUR	88,299	Goldman Sachs International	10/11/2024	(60)
USD	68,857	EUR	62,441	Royal Bank of Canada	10/11/2024	(675)
USD	3,864,621	GBP	2,936,823	Deutsche Bank AG	10/11/2024	(61,754)

Total unrealized depreciation						(71,953)

Net unrealized depreciation						(64,483)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,714,597	$—	$—	$26,714,597
Consumer Discretionary	11,707,836	—	—	11,707,836
Consumer Staples	26,339,097	4,414,089	—	30,753,186
Energy	24,903,257	1,189,676	—	26,092,933
Financials	61,692,247	—	—	61,692,247
Health Care	44,459,785	3,467,394	—	47,927,179
Industrials	35,413,936	—	—	35,413,936
Information Technology	32,525,005	—	—	32,525,005
Materials	9,682,385	—	—	9,682,385
Real Estate	1,319,758	—	—	1,319,758
Utilities	4,480,517	—	—	4,480,517
Forward Currency Contracts	—	7,470	—	7,470
Short-Term Investment
Investment Company	9,839,227	—	—	9,839,227

Total Assets	$289,077,647	$9,078,629	$—	$298,156,276

Liabilities:
Forward Currency Contracts	$—	$(71,953)	$—	$(71,953)

Total Liabilities	$—	$(71,953)	$—	$(71,953)

Total	$289,077,647	$9,006,676	$—	$298,084,323

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,863,500
Aggregate gross unrealized depreciation	(5,592,025)

Net unrealized appreciation	$100,271,475

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,812,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (0.6%)
Canadian Pacific Kansas City Ltd.	33,357	$2,853,358

China (3.3%)
JD.com, Inc. (ADR)	319,514	12,780,560
Tencent Holdings Ltd.	57,200	3,271,367

		16,051,927

Denmark (3.8%)
Novo Nordisk A/S, Class B	160,221	18,824,900

France (7.1%)
Airbus SE	90,697	13,247,888
Dassault Systemes SE	43,714	1,733,764
EssilorLuxottica SA	17,254	4,083,257
LVMH Moet Hennessy Louis Vuitton SE	20,162	15,452,233

		34,517,142

Germany (4.0%)
Allianz SE (Registered)	8,825	2,897,947
SAP SE	73,220	16,659,590

		19,557,537

India (7.1%)
DLF Ltd.	2,331,009	24,899,422
HDFC Bank Ltd.	106,391	2,198,947
ICICI Bank Ltd. (ADR)	247,398	7,384,831

		34,483,200

Israel (0.9%)
Nice Ltd. (ADR)(x)*	25,656	4,455,678

Italy (1.2%)
Brunello Cucinelli SpA	37,902	4,081,941
Ferrari NV	1,966	918,494
Moncler SpA	15,739	998,983

		5,999,418

Japan (4.7%)
Capcom Co. Ltd.	103,300	2,391,946
Hoya Corp.	17,000	2,340,198
Keyence Corp.	26,256	12,488,156
TDK Corp.	450,000	5,707,775

		22,928,075

Netherlands (1.8%)
ASML Holding NV	7,650	6,349,230
BE Semiconductor Industries NV	9,102	1,150,476
Universal Music Group NV	41,265	1,079,452

		8,579,158

Spain (1.2%)
Amadeus IT Group SA	84,725	6,122,711

Sweden (5.1%)
Assa Abloy AB, Class B	305,625	10,279,937
Atlas Copco AB, Class A	749,460	14,497,203

		24,777,140

Switzerland (0.8%)
Lonza Group AG (Registered)	6,373	4,025,528

United States (57.1%)
Adobe, Inc.*	25,698	13,305,910
Alphabet, Inc., Class A	311,950	51,736,907
Amazon.com, Inc.*	35,975	6,703,222
Analog Devices, Inc.	97,042	22,336,157
Avantor, Inc.*	27,988	724,050
Boston Scientific Corp.*	27,230	2,281,874
Broadcom, Inc.	22,278	3,842,955
Danaher Corp.	8,659	2,407,375
Ecolab, Inc.	8,325	2,125,622
Eli Lilly and Co.	6,199	5,491,942
Equifax, Inc.	28,566	8,394,405
IDEXX Laboratories, Inc.*	3,531	1,783,932
Illumina, Inc.*	5,827	759,899
Intuit, Inc.	26,750	16,611,750
Intuitive Surgical, Inc.*	12,888	6,331,488
IQVIA Holdings, Inc.*	19,730	4,675,418
Lam Research Corp.	3,148	2,569,020
Linde plc	3,142	1,498,294
Marriott International, Inc., Class A	16,694	4,150,128
Marvell Technology, Inc.	128,232	9,248,092
Meta Platforms, Inc., Class A	76,102	43,563,829
Microsoft Corp.	23,981	10,319,024
Netflix, Inc.*	4,181	2,965,458
NVIDIA Corp.	125,070	15,188,501
Phathom Pharmaceuticals, Inc.(x)*	97,430	1,761,534
QUALCOMM, Inc.	5,491	933,745
S&P Global, Inc.	39,018	20,157,479
Synopsys, Inc.*	2,118	1,072,534
Thermo Fisher Scientific, Inc.	3,245	2,007,260
TJX Cos., Inc. (The)	8,760	1,029,650
Visa, Inc., Class A	42,788	11,764,561
Zoetis, Inc.	4,828	943,295

		278,685,310

Total Common Stocks (98.7%) (Cost $208,082,369)		481,861,082

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	2,010,375	2,010,375
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	2,585,386	2,586,938
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		5,997,313

Total Short-Term Investments (1.2%) (Cost $5,997,047)		5,997,313

Total Investments in Securities (99.9%) (Cost $214,079,416)		487,858,395
Other Assets Less Liabilities (0.1%)		394,293

Net Assets (100%)		$488,252,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $3,385,735. This was collateralized by cash of $3,410,375 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Information Technology	$143,972,357	29.5%
Communication Services	105,008,959	21.5
Health Care	58,441,950	12.0
Consumer Discretionary	52,237,922	10.7
Industrials	49,272,791	10.1
Financials	44,403,765	9.1
Real Estate	24,899,422	5.1
Investment Companies	5,997,313	1.2
Materials	3,623,916	0.7
Cash and Other	394,293	0.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$2,853,358	$—	$—	$2,853,358
China	12,780,560	3,271,367	—	16,051,927
Denmark	—	18,824,900	—	18,824,900
France	—	34,517,142	—	34,517,142
Germany	—	19,557,537	—	19,557,537
India	7,384,831	27,098,369	—	34,483,200
Israel	4,455,678	—	—	4,455,678
Italy	—	5,999,418	—	5,999,418
Japan	—	22,928,075	—	22,928,075
Netherlands	—	8,579,158	—	8,579,158
Spain	—	6,122,711	—	6,122,711
Sweden	—	24,777,140	—	24,777,140
Switzerland	—	4,025,528	—	4,025,528
United States	278,685,310	—	—	278,685,310
Short-Term Investments
Investment Companies	5,997,313	—	—	5,997,313

Total Assets	$312,157,050	$175,701,345	$—	$487,858,395

Total Liabilities	$—	$—	$—	$—

Total	$312,157,050	$175,701,345	$—	$487,858,395

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,973,166
Aggregate gross unrealized depreciation	(2,482,614)

Net unrealized appreciation	$273,490,552

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,367,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
Dexus (REIT)	546,353	$2,863,126
Glencore plc	516,727	2,954,715
GPT Group (The) (REIT)	337,888	1,163,323
Rio Tinto plc	15,191	1,076,206
Transurban Group	181,207	1,644,893

		9,702,263

Austria (0.4%)
Mondi plc	48,497	921,349

Belgium (2.1%)
Elia Group SA/NV	40,486	4,628,380

Canada (9.0%)
Agnico Eagle Mines Ltd.	12,789	1,030,250
Cameco Corp.	23,533	1,124,232
Canadian Apartment Properties REIT (REIT)	38,400	1,561,326
Enbridge, Inc.	73,652	2,991,934
Gibson Energy, Inc.	217,507	3,571,910
Nutrien Ltd.(x)	85,733	4,119,773
RioCan REIT (REIT)	289,500	4,362,461
West Fraser Timber Co. Ltd.	13,460	1,311,416

		20,073,302

Chile (0.6%)
Lundin Mining Corp.	121,522	1,273,220

China (0.6%)
ENN Energy Holdings Ltd.	174,800	1,350,263

Finland (1.3%)
Stora Enso OYJ, Class R	229,935	2,943,450

France (5.7%)
Aeroports de Paris SA	8,369	1,074,129
Gecina SA (REIT)	14,254	1,640,631
Getlink SE	129,219	2,304,319
TotalEnergies SE	15,931	1,037,415
Vinci SA	58,473	6,831,114

		12,887,608

Hong Kong (2.0%)
Hong Kong & China Gas Co. Ltd.	948,000	780,463
Link REIT (REIT)	499,600	2,522,469
Wharf Real Estate Investment Co. Ltd.	319,000	1,128,463

		4,431,395

Italy (2.1%)
Infrastrutture Wireless Italiane SpA(m)	386,190	4,750,256

Japan (4.0%)
GLP J-REIT (REIT)	2,600	2,400,557
Mitsui Fudosan Co. Ltd.	401,600	3,738,673
Nippon Prologis REIT, Inc. (REIT)	1,354	2,319,393
Tokyo Gas Co. Ltd.	23,500	545,622

		9,004,245

Mexico (1.0%)
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	6,569	1,143,137
Grupo Aeroportuario del Sureste SAB de CV (ADR)	3,905	1,104,178

		2,247,315

New Zealand (1.2%)
Auckland International Airport Ltd.	586,095	2,781,426

Singapore (3.1%)
CapitaLand Ascendas REIT (REIT)	712,200	1,584,821
CapitaLand Investment Ltd.	1,256,900	3,051,179
Frasers Logistics & Commercial Trust (REIT)(m)	2,500,400	2,237,277

		6,873,277

Spain (2.7%)
Cellnex Telecom SA(m)	150,135	6,088,283

Sweden (1.1%)
Billerud Aktiebolag	110,510	1,267,685
Svenska Cellulosa AB SCA, Class B	75,795	1,104,178

		2,371,863

United Kingdom (9.5%)
Land Securities Group plc (REIT)	320,481	2,789,321
LondonMetric Property plc (REIT)	944,835	2,587,028
National Grid plc	634,605	8,738,882
Safestore Holdings plc (REIT)	86,801	1,040,956
Segro plc (REIT)	248,314	2,901,535
Severn Trent plc	47,785	1,687,872
Tritax Big Box REIT plc (REIT)	504,600	1,073,328
United Utilities Group plc	41,969	586,635

		21,405,557

United States (48.3%)
Alexandria Real Estate Equities, Inc. (REIT)	43,422	5,156,363
American Homes 4 Rent (REIT), Class A	27,640	1,061,100
American Tower Corp. (REIT)	17,399	4,046,311
CenterPoint Energy, Inc.	79,695	2,344,627
Cheniere Energy, Inc.	31,303	5,629,532
Chevron Corp.	16,929	2,493,134
ConocoPhillips	21,112	2,222,671
Corteva, Inc.	16,582	974,856
Devon Energy Corp.	46,211	1,807,774
Digital Realty Trust, Inc. (REIT)	19,940	3,226,890
DigitalBridge Group, Inc.	86,720	1,225,354
EOG Resources, Inc.	14,765	1,815,061
Equinix, Inc. (REIT)	10,589	9,399,114
Essential Utilities, Inc.	32,917	1,269,609
Extra Space Storage, Inc. (REIT)	6,530	1,176,641
Exxon Mobil Corp.	37,244	4,365,742
Ferrovial SE	53,031	2,277,434
Freeport-McMoRan, Inc.	21,683	1,082,415
Healthpeak Properties, Inc. (REIT)	38,703	885,138
Host Hotels & Resorts, Inc. (REIT)	163,092	2,870,419
International Paper Co.	15,014	733,434
Invitation Homes, Inc. (REIT)	29,474	1,039,253
Newmont Corp.	66,362	3,547,049
ONEOK, Inc.	35,325	3,219,167
PG&E Corp.	81,264	1,606,589
PotlatchDeltic Corp. (REIT)	23,940	1,078,497
Prologis, Inc. (REIT)	80,309	10,141,421
Public Storage (REIT)	9,182	3,341,054
Rexford Industrial Realty, Inc. (REIT)	55,501	2,792,255
RLJ Lodging Trust (REIT)	197,208	1,810,369
SBA Communications Corp. (REIT)	6,847	1,648,073
Sempra	16,920	1,415,020
Shell plc	40,166	1,302,223
Simon Property Group, Inc. (REIT)	27,505	4,648,895
Smurfit WestRock plc	23,482	1,160,480
Sun Communities, Inc. (REIT)	42,165	5,698,600
Targa Resources Corp.	23,206	3,434,720
Terreno Realty Corp. (REIT)	49,169	3,285,964
Weyerhaeuser Co. (REIT)	38,130	1,291,082

		108,524,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zambia (0.5%)
First Quantum Minerals Ltd.*	88,826	$1,211,099

Total Investments in Securities (99.5%) (Cost $208,649,287)		223,468,881
Other Assets Less Liabilities (0.5%)		1,048,053

Net Assets (100%)		$224,516,934

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $13,075,816 or 5.8% of net assets.

(x)

All or a portion of security is on loan at September 30, 2024. The Portfolio had loaned securities with a total value of $3,711,873. This was collateralized by $3,936,010 of various U.S. Government Treasury Securities, ranging from 0.750% – 3.875%, maturing 11/15/24 – 2/15/48.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Real Estate	$106,788,660	47.6%
Energy	35,015,515	15.6
Materials	26,711,575	11.9
Utilities	24,953,962	11.1
Industrials	19,160,630	8.5
Communication Services	10,838,539	4.8
Cash and Other	1,048,053	0.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$9,702,263	$—	$9,702,263
Austria	—	921,349	—	921,349
Belgium	—	4,628,380	—	4,628,380
Canada	20,073,302	—	—	20,073,302
Chile	1,273,220	—	—	1,273,220
China	—	1,350,263	—	1,350,263
Finland	—	2,943,450	—	2,943,450
France	—	12,887,608	—	12,887,608
Hong Kong	—	4,431,395	—	4,431,395
Italy	—	4,750,256	—	4,750,256
Japan	—	9,004,245	—	9,004,245
Mexico	2,247,315	—	—	2,247,315
New Zealand	—	2,781,426	—	2,781,426
Singapore	—	6,873,277	—	6,873,277
Spain	—	6,088,283	—	6,088,283
Sweden	—	2,371,863	—	2,371,863
United Kingdom	—	21,405,557	—	21,405,557
United States	104,944,673	3,579,657	—	108,524,330
Zambia	1,211,099	—	—	1,211,099

Total Assets	$129,749,609	$93,719,272	$—	$223,468,881

Total Liabilities	$—	$—	$—	$—

Total	$129,749,609	$93,719,272	$—	$223,468,881

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,197,428
Aggregate gross unrealized depreciation	(8,298,744)

Net unrealized appreciation	$13,898,684

Federal income tax cost of investments in securities and derivative instruments, if applicable	$209,570,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	18,064	$397,408
Verizon Communications, Inc.	10,605	476,270

		873,678

Entertainment (0.4%)
Electronic Arts, Inc.	606	86,925
Live Nation Entertainment, Inc.*	395	43,248
Netflix, Inc.*	1,081	766,721
Take-Two Interactive Software, Inc.*	411	63,175
Walt Disney Co. (The)	4,569	439,492
Warner Bros Discovery, Inc.*	5,621	46,373

		1,445,934

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A	14,760	2,447,946
Alphabet, Inc., Class C	12,100	2,022,999
Match Group, Inc.*	650	24,596
Meta Platforms, Inc., Class A	5,504	3,150,710

		7,646,251

Media (0.2%)
Charter Communications, Inc., Class A*	245	79,400
Comcast Corp., Class A	9,732	406,506
Fox Corp., Class A	566	23,959
Fox Corp., Class B	332	12,881
Interpublic Group of Cos., Inc. (The)	946	29,922
News Corp., Class A	953	25,378
News Corp., Class B	283	7,910
Omnicom Group, Inc.	493	50,971
Paramount Global, Class B	1,498	15,909

		652,836

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,235	254,855

Total Communication Services		10,873,554

Consumer Discretionary (3.3%)
Automobile Components (0.0%)†
Aptiv plc*	670	48,247
BorgWarner, Inc.	574	20,830

		69,077

Automobiles (0.6%)
Ford Motor Co.	9,836	103,868
General Motors Co.	2,831	126,942
Tesla, Inc.*	6,990	1,828,794

		2,059,604

Broadline Retail (1.2%)
Amazon.com, Inc.*	23,532	4,384,718
eBay, Inc.	1,232	80,215

		4,464,933

Distributors (0.0%)†
Genuine Parts Co.	351	49,027
LKQ Corp.	663	26,467
Pool Corp.	96	36,173

		111,667

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	1,108	140,505
Booking Holdings, Inc.	84	353,818
Caesars Entertainment, Inc.*	545	22,748
Carnival Corp.*	2,545	47,032
Chipotle Mexican Grill, Inc.*	3,450	198,789
Darden Restaurants, Inc.	298	48,911
Domino’s Pizza, Inc.	88	37,852
Expedia Group, Inc.*	314	46,478
Hilton Worldwide Holdings, Inc.	621	143,141
Las Vegas Sands Corp.	890	44,803
Marriott International, Inc., Class A	589	146,425
McDonald’s Corp.	1,807	550,250
MGM Resorts International*	582	22,750
Norwegian Cruise Line Holdings Ltd.*	1,108	22,725
Royal Caribbean Cruises Ltd.	597	105,884
Starbucks Corp.	2,855	278,334
Wynn Resorts Ltd.	236	22,628
Yum! Brands, Inc.	708	98,915

		2,331,988

Household Durables (0.2%)
DR Horton, Inc.	739	140,979
Garmin Ltd.	387	68,124
Lennar Corp., Class A	609	114,175
Mohawk Industries, Inc.*	132	21,210
NVR, Inc.*	8	78,494
PulteGroup, Inc.	523	75,066

		498,048

Leisure Products (0.0%)†
Hasbro, Inc.	330	23,866

Specialty Retail (0.6%)
AutoZone, Inc.*	43	135,452
Best Buy Co., Inc.	495	51,134
CarMax, Inc.*	393	30,410
Home Depot, Inc. (The)	2,498	1,012,190
Lowe’s Cos., Inc.	1,436	388,941
O’Reilly Automotive, Inc.*	146	168,134
Ross Stores, Inc.	840	126,428
TJX Cos., Inc. (The)	2,847	334,636
Tractor Supply Co.	272	79,133
Ulta Beauty, Inc.*	120	46,694

		2,373,152

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	384	61,229
Lululemon Athletica, Inc.*	290	78,691
NIKE, Inc., Class B	3,027	267,587
Ralph Lauren Corp.	101	19,581
Tapestry, Inc.	580	27,248

		454,336

Total Consumer Discretionary		12,386,671

Consumer Staples (1.9%)
Beverages (0.4%)
Brown-Forman Corp., Class B	462	22,730
Coca-Cola Co. (The)	9,772	702,216
Constellation Brands, Inc., Class A	395	101,788
Keurig Dr Pepper, Inc.	2,665	99,884
Molson Coors Beverage Co., Class B	443	25,481
Monster Beverage Corp.*	1,777	92,706
PepsiCo, Inc.	3,460	588,373

		1,633,178

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,117	990,243
Dollar General Corp.	554	46,852
Dollar Tree, Inc.*	509	35,793
Kroger Co. (The)	1,673	95,863
Sysco Corp.	1,239	96,716
Target Corp.	1,165	181,577
Walgreens Boots Alliance, Inc.	1,805	16,173
Walmart, Inc.	10,942	883,566

		2,346,783

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,205	71,987
Bunge Global SA	357	34,500
Campbell Soup Co.	496	24,264
Conagra Brands, Inc.	1,207	39,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	1,402	$103,538
Hershey Co. (The)	372	71,342
Hormel Foods Corp.	732	23,204
J M Smucker Co. (The)	268	32,455
Kellanova	676	54,560
Kraft Heinz Co. (The)	2,224	78,085
Lamb Weston Holdings, Inc.	362	23,436
McCormick & Co., Inc. (Non- Voting)	635	52,260
Mondelez International, Inc., Class A	3,365	247,900
Tyson Foods, Inc., Class A	720	42,883

		899,666

Household Products (0.4%)
Church & Dwight Co., Inc.	617	64,612
Clorox Co. (The)	312	50,828
Colgate-Palmolive Co.	2,058	213,641
Kimberly-Clark Corp.	848	120,654
Procter & Gamble Co. (The)	5,930	1,027,076

		1,476,811

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	587	58,518
Kenvue, Inc.	4,825	111,602

		170,120

Tobacco (0.2%)
Altria Group, Inc.	4,298	219,370
Philip Morris International, Inc.	3,917	475,524

		694,894

Total Consumer Staples		7,221,452

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,503	90,484
Halliburton Co.	2,224	64,607
Schlumberger NV	3,577	150,055

		305,146

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	932	22,797
Chevron Corp.	4,285	631,052
ConocoPhillips	2,925	307,944
Coterra Energy, Inc.	1,862	44,595
Devon Energy Corp.	1,578	61,731
Diamondback Energy, Inc.	449	77,408
EOG Resources, Inc.	1,432	176,036
EQT Corp.	1,497	54,850
Exxon Mobil Corp.	11,193	1,312,043
Hess Corp.	696	94,517
Kinder Morgan, Inc.	4,864	107,446
Marathon Oil Corp.	1,409	37,522
Marathon Petroleum Corp.	843	137,333
Occidental Petroleum Corp.	1,696	87,412
ONEOK, Inc.	1,471	134,052
Phillips 66	1,054	138,548
Targa Resources Corp.	552	81,701
Valero Energy Corp.	807	108,969
Williams Cos., Inc. (The)	3,071	140,191

		3,756,147

Total Energy		4,061,293

Financials (4.2%)
Banks (1.0%)
Bank of America Corp.	17,007	674,838
Citigroup, Inc.	4,806	300,856
Citizens Financial Group, Inc.	1,129	46,368
Fifth Third Bancorp	1,705	73,042
Huntington Bancshares, Inc.	3,659	53,787
JPMorgan Chase & Co.	7,168	1,511,444
KeyCorp	2,338	39,161
M&T Bank Corp.	421	74,988
PNC Financial Services Group, Inc. (The)	1,001	185,035
Regions Financial Corp.	2,305	53,776
Truist Financial Corp.	3,374	144,306
US Bancorp	3,931	179,765
Wells Fargo & Co.	8,575	484,402

		3,821,768

Capital Markets (1.0%)
Ameriprise Financial, Inc.	247	116,043
Bank of New York Mellon Corp. (The)	1,859	133,588
BlackRock, Inc.	351	333,278
Blackstone, Inc.	1,814	277,778
Cboe Global Markets, Inc.	264	54,086
Charles Schwab Corp. (The)	3,763	243,880
CME Group, Inc.	907	200,130
FactSet Research Systems, Inc.	96	44,146
Franklin Resources, Inc.	777	15,657
Goldman Sachs Group, Inc. (The)	796	394,108
Intercontinental Exchange, Inc.	1,446	232,285
KKR & Co., Inc.	1,699	221,855
MarketAxess Holdings, Inc.	95	24,339
Moody’s Corp.	395	187,463
Morgan Stanley	3,138	327,105
MSCI, Inc.	198	115,420
Nasdaq, Inc.	1,042	76,076
Northern Trust Corp.	508	45,735
Raymond James Financial, Inc.	467	57,189
S&P Global, Inc.	807	416,912
State Street Corp.	752	66,529
T. Rowe Price Group, Inc.	561	61,110

		3,644,712

Consumer Finance (0.2%)
American Express Co.	1,415	383,748
Capital One Financial Corp.	962	144,040
Discover Financial Services	633	88,804
Synchrony Financial	996	49,680

		666,272

Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	4,615	2,124,100
Corpay, Inc.*	175	54,733
Fidelity National Information Services, Inc.	1,374	115,073
Fiserv, Inc.*	1,450	260,493
Global Payments, Inc.	641	65,651
Jack Henry & Associates, Inc.	184	32,483
Mastercard, Inc., Class A	2,078	1,026,116
PayPal Holdings, Inc.*	2,576	201,005
Visa, Inc., Class A	4,208	1,156,990

		5,036,644

Insurance (0.7%)
Aflac, Inc.	1,270	141,986
Allstate Corp. (The)	665	126,117
American International Group, Inc.	1,622	118,779
Aon plc, Class A	547	189,257
Arch Capital Group Ltd.*	944	105,615
Arthur J Gallagher & Co.	552	155,316
Assurant, Inc.	130	25,852
Brown & Brown, Inc.	596	61,746
Chubb Ltd.	946	272,817
Cincinnati Financial Corp.	394	53,631
Erie Indemnity Co., Class A	63	34,009
Everest Group Ltd.	109	42,709
Globe Life, Inc.	226	23,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	738	$86,796
Loews Corp.	459	36,284
Marsh & McLennan Cos., Inc.	1,239	276,408
MetLife, Inc.	1,482	122,235
Principal Financial Group, Inc.	537	46,128
Progressive Corp. (The)	1,475	374,296
Prudential Financial, Inc.	899	108,869
Travelers Cos., Inc. (The)	574	134,385
W.R. Berkley Corp.	757	42,945
Willis Towers Watson plc	256	75,400

		2,655,516

Total Financials		15,824,912

Health Care (3.7%)
Biotechnology (0.6%)
AbbVie, Inc.	4,450	878,786
Amgen, Inc.	1,354	436,273
Biogen, Inc.*	367	71,139
Gilead Sciences, Inc.	3,136	262,922
Incyte Corp.*	403	26,638
Moderna, Inc.*	852	56,939
Regeneron Pharmaceuticals, Inc.*	267	280,681
Vertex Pharmaceuticals, Inc.*	650	302,302

		2,315,680

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	4,383	499,706
Align Technology, Inc.*	177	45,015
Baxter International, Inc.	1,285	48,791
Becton Dickinson & Co.	728	175,521
Boston Scientific Corp.*	3,710	310,898
Cooper Cos., Inc. (The)*	502	55,391
Dexcom, Inc.*	1,010	67,710
Edwards Lifesciences Corp.*	1,518	100,173
GE HealthCare Technologies, Inc.	1,070	100,419
Hologic, Inc.*	585	47,654
IDEXX Laboratories, Inc.*	207	104,581
Insulet Corp.*	177	41,197
Intuitive Surgical, Inc.*	894	439,195
Medtronic plc	3,231	290,887
ResMed, Inc.	370	90,324
Solventum Corp.*	348	24,263
STERIS plc	248	60,150
Stryker Corp.	864	312,129
Teleflex, Inc.	119	29,431
Zimmer Biomet Holdings, Inc.	513	55,378

		2,898,813

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	614	67,859
Cencora, Inc.	439	98,810
Centene Corp.*	1,325	99,746
Cigna Group (The)	704	243,894
CVS Health Corp.	3,169	199,267
DaVita, Inc.*	116	19,016
Elevance Health, Inc.	584	303,680
HCA Healthcare, Inc.	468	190,209
Henry Schein, Inc.*	319	23,255
Humana, Inc.	303	95,972
Labcorp Holdings, Inc.	212	47,378
McKesson Corp.	327	161,675
Molina Healthcare, Inc.*	148	50,995
Quest Diagnostics, Inc.	280	43,470
UnitedHealth Group, Inc.	2,326	1,359,966
Universal Health Services, Inc., Class B	150	34,352

		3,039,544

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	735	109,133
Bio-Techne Corp.	397	31,732
Charles River Laboratories International, Inc.*	130	25,606
Danaher Corp.	1,619	450,115
IQVIA Holdings, Inc.*	436	103,319
Mettler-Toledo International, Inc.*	53	79,484
Revvity, Inc.	311	39,730
Thermo Fisher Scientific, Inc.	962	595,064
Waters Corp.*	150	53,984
West Pharmaceutical Services, Inc.	183	54,929

		1,543,096

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	5,107	264,236
Catalent, Inc.*	456	27,620
Eli Lilly and Co.	1,987	1,760,363
Johnson & Johnson	6,064	982,732
Merck & Co., Inc.	6,386	725,194
Pfizer, Inc.	14,276	413,147
Viatris, Inc.	3,007	34,911
Zoetis, Inc.	1,141	222,929

		4,431,132

Total Health Care		14,228,265

Industrials (2.7%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	181	72,328
Boeing Co. (The)*	1,475	224,259
General Dynamics Corp.	650	196,430
General Electric Co.	2,732	515,200
Howmet Aerospace, Inc.	1,028	103,057
Huntington Ingalls Industries, Inc.	99	26,174
L3Harris Technologies, Inc.	478	113,702
Lockheed Martin Corp.	534	312,155
Northrop Grumman Corp.	346	182,712
RTX Corp.	3,351	406,007
Textron, Inc.	472	41,810
TransDigm Group, Inc.	141	201,225

		2,395,059

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	295	32,559
Expeditors International of Washington, Inc.	356	46,779
FedEx Corp.	568	155,450
United Parcel Service, Inc., Class B	1,845	251,547

		486,335

Building Products (0.2%)
A.O. Smith Corp.	302	27,129
Allegion plc	219	31,917
Builders FirstSource, Inc.*	293	56,801
Carrier Global Corp.	2,115	170,236
Johnson Controls International plc	1,683	130,618
Masco Corp.	550	46,167
Trane Technologies plc	569	221,187

		684,055

Commercial Services & Supplies (0.2%)
Cintas Corp.	863	177,674
Copart, Inc.*	2,206	115,594
Republic Services, Inc.	514	103,232
Rollins, Inc.	708	35,811
Veralto Corp.	623	69,689
Waste Management, Inc.	920	190,992

		692,992

Construction & Engineering (0.0%)†
Quanta Services, Inc.	371	110,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.2%)
AMETEK, Inc.	583	$100,107
Eaton Corp. plc	1,003	332,434
Emerson Electric Co.	1,443	157,821
GE Vernova, Inc.*	692	176,446
Generac Holdings, Inc.*	152	24,150
Hubbell, Inc., Class B	135	57,827
Rockwell Automation, Inc.	286	76,780

		925,565

Ground Transportation (0.3%)
CSX Corp.	4,884	168,644
JB Hunt Transport Services, Inc.	203	34,983
Norfolk Southern Corp.	570	141,645
Old Dominion Freight Line, Inc.	475	94,354
Uber Technologies, Inc.*	5,293	397,822
Union Pacific Corp.	1,535	378,347

		1,215,795

Industrial Conglomerates (0.1%)
3M Co.	1,384	189,193
Honeywell International, Inc.	1,640	339,004

		528,197

Machinery (0.6%)
Caterpillar, Inc.	1,222	477,949
Cummins, Inc.	345	111,708
Deere & Co.	646	269,595
Dover Corp.	346	66,342
Fortive Corp.	883	69,695
IDEX Corp.	191	40,970
Illinois Tool Works, Inc.	681	178,470
Ingersoll Rand, Inc.	1,016	99,731
Nordson Corp.	137	35,980
Otis Worldwide Corp.	1,009	104,875
PACCAR, Inc.	1,321	130,356
Parker-Hannifin Corp.	324	204,710
Pentair plc	417	40,778
Snap-on, Inc.	133	38,531
Stanley Black & Decker, Inc.	388	42,730
Westinghouse Air Brake Technologies Corp.	441	80,161
Xylem, Inc.	612	82,638

		2,075,219

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,615	82,026
Southwest Airlines Co.	1,509	44,711
United Airlines Holdings, Inc.*	828	47,246

		173,983

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,027	284,202
Broadridge Financial Solutions, Inc.	294	63,219
Dayforce, Inc.*	398	24,378
Equifax, Inc.	312	91,684
Jacobs Solutions, Inc.	315	41,233
Leidos Holdings, Inc.	339	55,257
Paychex, Inc.	807	108,291
Paycom Software, Inc.	123	20,488
Verisk Analytics, Inc.	359	96,198

		784,950

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,443	103,059
United Rentals, Inc.	168	136,035
W.W. Grainger, Inc.	112	116,347

		355,441

Total Industrials		10,428,205

Information Technology (10.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	649	249,099
Cisco Systems, Inc.	10,150	540,183
F5, Inc.*	147	32,369
Juniper Networks, Inc.	829	32,315
Motorola Solutions, Inc.	420	188,845

		1,042,811

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,034	197,696
CDW Corp.	337	76,263
Corning, Inc.	1,940	87,591
Jabil, Inc.	286	34,271
Keysight Technologies, Inc.*	440	69,929
Teledyne Technologies, Inc.*	118	51,644
Trimble, Inc.*	615	38,185
Zebra Technologies Corp., Class A*	130	48,142

		603,721

IT Services (0.4%)
Accenture plc, Class A	1,578	557,791
Akamai Technologies, Inc.*	382	38,563
Amentum Holdings, Inc.*	315	10,159
Cognizant Technology Solutions Corp., Class A	1,249	96,398
EPAM Systems, Inc.*	143	28,461
Gartner, Inc.*	194	98,311
GoDaddy, Inc., Class A*	355	55,657
International Business Machines Corp.	2,321	513,127
TE Connectivity plc	766	115,658
VeriSign, Inc.*	211	40,082

		1,554,207

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	4,077	668,954
Analog Devices, Inc.	1,250	287,712
Applied Materials, Inc.	2,086	421,476
Broadcom, Inc.	11,727	2,022,908
Enphase Energy, Inc.*	341	38,540
First Solar, Inc.*	270	67,349
Intel Corp.	10,750	252,195
KLA Corp.	339	262,525
Lam Research Corp.	328	267,674
Microchip Technology, Inc.	1,352	108,552
Micron Technology, Inc.	2,793	289,662
Monolithic Power Systems, Inc.	123	113,714
NVIDIA Corp.	61,973	7,526,001
NXP Semiconductors NV	642	154,086
ON Semiconductor Corp.*	1,079	78,346
Qorvo, Inc.*	239	24,689
QUALCOMM, Inc.	2,806	477,160
Skyworks Solutions, Inc.	402	39,706
Teradyne, Inc.	411	55,045
Texas Instruments, Inc.	2,300	475,111

		13,631,405

Software (3.3%)
Adobe, Inc.*	1,117	578,360
ANSYS, Inc.*	220	70,099
Autodesk, Inc.*	543	149,586
Cadence Design Systems, Inc.*	690	187,011
Crowdstrike Holdings, Inc., Class A*	582	163,233
Fair Isaac Corp.*	62	120,498
Fortinet, Inc.*	1,599	124,002
Gen Digital, Inc.	1,365	37,442
Intuit, Inc.	704	437,184
Microsoft Corp.	18,726	8,057,798
Oracle Corp.	4,027	686,201
Palantir Technologies, Inc., Class A*	5,073	188,716
Palo Alto Networks, Inc.*	816	278,909
PTC, Inc.*	303	54,740
Roper Technologies, Inc.	270	150,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce, Inc.	2,441	$668,126
ServiceNow, Inc.*	519	464,188
Synopsys, Inc.*	386	195,466
Tyler Technologies, Inc.*	108	63,042

		12,674,840

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	38,303	8,924,599
Dell Technologies, Inc., Class C	725	85,941
Hewlett Packard Enterprise Co.	3,274	66,986
HP, Inc.	2,465	88,420
NetApp, Inc.	518	63,978
Seagate Technology Holdings plc	529	57,941
Super Micro Computer, Inc.*	127	52,883
Western Digital Corp.*	823	56,203

		9,396,951

Total Information Technology		38,903,935

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	560	166,734
Albemarle Corp.(x)	296	28,034
Celanese Corp.	275	37,389
CF Industries Holdings, Inc.	455	39,039
Corteva, Inc.	1,744	102,530
Dow, Inc.	1,766	96,477
DuPont de Nemours, Inc.	1,052	93,744
Eastman Chemical Co.	294	32,913
Ecolab, Inc.	638	162,901
FMC Corp.	314	20,705
International Flavors & Fragrances, Inc.	644	67,575
Linde plc	1,211	577,477
LyondellBasell Industries NV, Class A	655	62,815
Mosaic Co. (The)	803	21,504
PPG Industries, Inc.	588	77,886
Sherwin-Williams Co. (The)	585	223,277

		1,811,000

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	154	82,891
Vulcan Materials Co.	333	83,393

		166,284

Containers & Packaging (0.1%)
Amcor plc	3,641	41,253
Avery Dennison Corp.	203	44,814
Ball Corp.	765	51,951
International Paper Co.	875	42,744
Packaging Corp. of America	225	48,465
Smurfit WestRock plc	1,243	61,429

		290,656

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,620	180,710
Newmont Corp.	2,891	154,524
Nucor Corp.	598	89,903
Steel Dynamics, Inc.	362	45,641

		470,778

Total Materials		2,738,718

Real Estate (0.8%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	392	46,550
Healthpeak Properties, Inc. (REIT)	1,773	40,549
Ventas, Inc. (REIT)	1,041	66,759
Welltower, Inc. (REIT)	1,458	186,668

		340,526

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,770	31,152

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,333	294,611

Office REITs (0.0%)†
BXP, Inc. (REIT)	366	29,448

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	759	94,480
CoStar Group, Inc.*	1,032	77,854

		172,334

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	358	80,639
Camden Property Trust (REIT)	269	33,229
Equity Residential (REIT)	860	64,036
Essex Property Trust, Inc. (REIT)	162	47,858
Invitation Homes, Inc. (REIT)	1,435	50,598
Mid-America Apartment Communities, Inc. (REIT)	294	46,717
UDR, Inc. (REIT)	756	34,277

		357,354

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	190	21,844
Kimco Realty Corp. (REIT)	1,698	39,428
Realty Income Corp. (REIT)	2,194	139,144
Regency Centers Corp. (REIT)	412	29,759
Simon Property Group, Inc. (REIT)	772	130,483

		360,658

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,177	273,723
Crown Castle, Inc. (REIT)	1,095	129,900
Digital Realty Trust, Inc. (REIT)	775	125,418
Equinix, Inc. (REIT)	239	212,144
Extra Space Storage, Inc. (REIT)	534	96,221
Iron Mountain, Inc. (REIT)	739	87,815
Public Storage (REIT)	397	144,456
SBA Communications Corp. (REIT)	271	65,230
VICI Properties, Inc. (REIT), Class A	2,638	87,872
Weyerhaeuser Co. (REIT)	1,832	62,032

		1,284,811

Total Real Estate		2,870,894

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	646	39,206
American Electric Power Co., Inc.	1,341	137,587
Constellation Energy Corp.	788	204,896
Duke Energy Corp.	1,945	224,258
Edison International	973	84,738
Entergy Corp.	539	70,938
Evergy, Inc.	579	35,904
Eversource Energy	900	61,245
Exelon Corp.	2,519	102,145
FirstEnergy Corp.	1,291	57,256
NextEra Energy, Inc.	5,176	437,527
NRG Energy, Inc.	520	47,372
PG&E Corp.	5,385	106,461
Pinnacle West Capital Corp.	286	25,337
PPL Corp.	1,859	61,496
Southern Co. (The)	2,755	248,446
Xcel Energy, Inc.	1,404	91,681

		2,036,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	391	$54,236

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,791	35,927
Vistra Corp.	866	102,656

		138,583

Multi-Utilities (0.2%)
Ameren Corp.	672	58,773
CenterPoint Energy, Inc.	1,642	48,308
CMS Energy Corp.	753	53,184
Consolidated Edison, Inc.	871	90,697
Dominion Energy, Inc.	2,113	122,110
DTE Energy Co.	522	67,030
NiSource, Inc.	1,130	39,155
Public Service Enterprise Group, Inc.	1,255	111,959
Sempra	1,595	133,390
WEC Energy Group, Inc.	796	76,559

		801,165

Water Utilities (0.0%)†
American Water Works Co., Inc.	491	71,804

Total Utilities		3,102,281

Total Common Stocks (32.3%) (Cost $48,323,151)		122,640,180

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (48.6%)
U.S. Treasury Notes
5.000%, 10/31/25	$9,015,200	9,113,277
2.250%, 11/15/25	4,600,000	4,516,346
4.000%, 2/15/26	3,750,000	3,759,961
0.500%, 2/28/26	5,841,200	5,578,321
4.625%, 3/15/26	10,350,200	10,473,427
4.875%, 4/30/26	2,583,100	2,627,189
4.125%, 6/15/26	4,900,000	4,932,908
4.500%, 7/15/26	400,000	405,512
4.375%, 7/31/26	3,714,400	3,759,070
4.625%, 10/15/26	3,081,300	3,139,444
4.625%, 11/15/26	2,759,300	2,813,845
1.250%, 11/30/26	3,900,000	3,707,610
4.375%, 12/15/26	345,500	350,897
1.250%, 12/31/26	3,800,000	3,607,614
4.500%, 4/15/27	4,341,500	4,434,974
2.750%, 4/30/27	6,800,000	6,658,518
4.625%, 6/15/27	3,052,300	3,133,895
4.375%, 7/15/27	478,900	488,789
3.125%, 8/31/27	4,700,000	4,639,957
4.125%, 10/31/27	2,428,100	2,466,026
2.250%, 11/15/27	3,800,000	3,650,019
1.125%, 2/29/28	4,120,100	3,795,966
4.000%, 2/29/28	1,200,000	1,216,045
1.250%, 3/31/28	1,148,200	1,060,561
3.625%, 3/31/28	8,012,100	8,024,610
4.000%, 6/30/28	600,000	608,764
4.375%, 8/31/28	4,856,400	4,994,548
1.375%, 12/31/28	2,670,000	2,439,163
1.875%, 2/28/29	4,420,000	4,112,935
4.250%, 2/28/29	2,867,000	2,945,093
4.125%, 3/31/29	5,519,600	5,642,354
2.375%, 5/15/29	2,605,600	2,471,376
3.250%, 6/30/29	1,941,400	1,912,049
3.625%, 8/31/29	9,729,500	9,753,825
1.750%, 11/15/29	3,439,300	3,148,352
1.500%, 2/15/30	2,537,600	2,276,332
4.000%, 2/28/30	4,400,000	4,481,161
3.750%, 5/31/30	1,835,000	1,845,901
0.625%, 8/15/30	1,110,200	934,723
4.625%, 9/30/30	534,600	562,676
4.875%, 10/31/30	2,772,900	2,957,515
0.875%, 11/15/30	2,414,800	2,053,401
1.125%, 2/15/31	2,065,400	1,774,795
4.250%, 2/28/31	3,717,700	3,842,052
4.625%, 4/30/31	2,031,000	2,143,957
1.625%, 5/15/31	2,182,500	1,922,224
1.250%, 8/15/31	963,400	821,901
3.750%, 8/31/31	706,100	709,318
1.375%, 11/15/31	2,307,500	1,974,279
1.875%, 2/15/32	2,200,000	1,940,975
2.875%, 5/15/32	2,040,800	1,927,767
2.750%, 8/15/32	1,279,300	1,194,267
4.125%, 11/15/32	2,490,000	2,559,247
3.500%, 2/15/33	2,646,900	2,598,758
3.875%, 8/15/33	2,297,300	2,313,827
4.500%, 11/15/33	641,900	677,229
4.000%, 2/15/34	3,382,200	3,437,155
4.375%, 5/15/34	1,162,900	1,216,815
3.875%, 8/15/34	2,319,300	2,333,016

Total U.S. Treasury Obligations		184,882,531

Total Long-Term Debt Securities (48.6%) (Cost $185,261,973)		184,882,531

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $127)	124	217

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (15.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	2,744	2,744
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	59,484,299	59,519,990

Total Investment Companies		59,522,734

Total Short-Term Investments (15.7%) (Cost $59,500,997)		59,522,734

Total Investments in Securities (96.6%) (Cost $293,086,248)		367,045,662
Other Assets Less Liabilities (3.4%)		12,994,933

Net Assets (100%)		$380,040,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $25,193. This was collateralized by $23,329 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/24/24 – 11/15/51 and by cash of $2,744 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	380	12/2024	USD	47,268,200	1,240,378
Russell 2000 E-Mini Index	63	12/2024	USD	7,084,980	186,480
S&P 500 E-Mini Index	25	12/2024	USD	7,267,813	240,897
S&P Midcap 400 E-Mini Index	25	12/2024	USD	7,871,500	341,579

					2,009,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,873,554	$—	$—	$10,873,554
Consumer Discretionary	12,386,671	—	—	12,386,671
Consumer Staples	7,221,452	—	—	7,221,452
Energy	4,061,293	—	—	4,061,293
Financials	15,824,912	—	—	15,824,912
Health Care	14,228,265	—	—	14,228,265
Industrials	10,428,205	—	—	10,428,205
Information Technology	38,903,935	—	—	38,903,935
Materials	2,738,718	—	—	2,738,718
Real Estate	2,870,894	—	—	2,870,894
Utilities	3,102,281	—	—	3,102,281
Futures	2,009,334	—	—	2,009,334
Rights
Health Care	—	217	—	217
Short-Term Investments
Investment Companies	59,522,734	—	—	59,522,734
U.S. Treasury Obligations	—	184,882,531	—	184,882,531

Total Assets	$184,172,248	$184,882,748	$—	$369,054,996

Total Liabilities	$—	$—	$—	$—

Total	$184,172,248	$184,882,748	$—	$369,054,996

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,472,559
Aggregate gross unrealized depreciation	(5,310,691)

Net unrealized appreciation	$73,161,868

Federal income tax cost of investments in securities and derivative instruments, if applicable	$295,893,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	19,930	$438,460
Verizon Communications, Inc.	11,701	525,492

		963,952

Entertainment (0.4%)
Electronic Arts, Inc.	668	95,818
Live Nation Entertainment, Inc.*	409	44,781
Netflix, Inc.*	1,193	846,159
Take-Two Interactive Software, Inc.*	444	68,247
Walt Disney Co. (The)	5,041	484,894
Warner Bros Discovery, Inc.*	6,063	50,020

		1,589,919

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A	16,303	2,703,853
Alphabet, Inc., Class C	13,351	2,232,154
Match Group, Inc.*	717	27,131
Meta Platforms, Inc., Class A	6,080	3,480,435

		8,443,573

Media (0.2%)
Charter Communications, Inc., Class A*	270	87,502
Comcast Corp., Class A	10,738	448,526
Fox Corp., Class A	624	26,414
Fox Corp., Class B	369	14,317
Interpublic Group of Cos., Inc. (The)	1,056	33,401
News Corp., Class A	1,021	27,189
News Corp., Class B	320	8,944
Omnicom Group, Inc.	544	56,244
Paramount Global, Class B	1,375	14,603

		717,140

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,362	281,062

Total Communication Services		11,995,646

Consumer Discretionary (3.7%)
Automobile Components (0.0%)†
Aptiv plc*	739	53,215
BorgWarner, Inc.	637	23,117

		76,332

Automobiles (0.6%)
Ford Motor Co.	10,853	114,608
General Motors Co.	3,124	140,080
Tesla, Inc.*	7,712	2,017,690

		2,272,378

Broadline Retail (1.4%)
Amazon.com, Inc.*	25,996	4,843,835
eBay, Inc.	1,359	88,484

		4,932,319

Distributors (0.0%)†
Genuine Parts Co.	390	54,475
LKQ Corp.	746	29,780
Pool Corp.	107	40,318

		124,573

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,223	155,089
Booking Holdings, Inc.	93	391,727
Caesars Entertainment, Inc.*	605	25,253
Carnival Corp.*	2,825	52,206
Chipotle Mexican Grill, Inc.*	3,807	219,359
Darden Restaurants, Inc.	332	54,491
Domino’s Pizza, Inc.	98	42,154
Expedia Group, Inc.*	349	51,659
Hilton Worldwide Holdings, Inc.	685	157,893
Las Vegas Sands Corp.	983	49,484
Marriott International, Inc., Class A	649	161,341
McDonald’s Corp.	1,994	607,193
MGM Resorts International*	642	25,096
Norwegian Cruise Line Holdings Ltd.*	1,200	24,612
Royal Caribbean Cruises Ltd.	662	117,412
Starbucks Corp.	3,150	307,094
Wynn Resorts Ltd.	260	24,929
Yum! Brands, Inc.	788	110,091

		2,577,083

Household Durables (0.2%)
DR Horton, Inc.	816	155,668
Garmin Ltd.	430	75,693
Lennar Corp., Class A	672	125,986
Mohawk Industries, Inc.*	148	23,781
NVR, Inc.*	9	88,306
PulteGroup, Inc.	577	82,817

		552,251

Leisure Products (0.0%)†
Hasbro, Inc.	366	26,469

Specialty Retail (0.7%)
AutoZone, Inc.*	47	148,052
Best Buy Co., Inc.	539	55,679
CarMax, Inc.*	434	33,583
Home Depot, Inc. (The)	2,756	1,116,731
Lowe’s Cos., Inc.	1,584	429,026
O’Reilly Automotive, Inc.*	161	185,408
Ross Stores, Inc.	927	139,523
TJX Cos., Inc. (The)	3,141	369,193
Tractor Supply Co.	302	87,861
Ulta Beauty, Inc.*	134	52,142

		2,617,198

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	424	67,607
Lululemon Athletica, Inc.*	320	86,832
NIKE, Inc., Class B	3,340	295,256
Ralph Lauren Corp.	109	21,132
Tapestry, Inc.	643	30,208

		501,035

Total Consumer Discretionary		13,679,638

Consumer Staples (2.2%)
Beverages (0.5%)
Brown-Forman Corp., Class B	501	24,649
Coca-Cola Co. (The)	10,782	774,795
Constellation Brands, Inc., Class A	436	112,353
Keurig Dr Pepper, Inc.	2,919	109,404
Molson Coors Beverage Co., Class B	488	28,070
Monster Beverage Corp.*	1,960	102,253
PepsiCo, Inc.	3,818	649,251

		1,800,775

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,232	1,092,192
Dollar General Corp.	614	51,926
Dollar Tree, Inc.*	562	39,520
Kroger Co. (The)	1,846	105,776
Sysco Corp.	1,367	106,708
Target Corp.	1,286	200,436
Walgreens Boots Alliance, Inc.	2,047	18,341
Walmart, Inc.	12,073	974,895

		2,589,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.3%)
Archer-Daniels-Midland Co.	1,329	$79,394
Bunge Global SA	396	38,269
Campbell Soup Co.	550	26,906
Conagra Brands, Inc.	1,315	42,764
General Mills, Inc.	1,547	114,246
Hershey Co. (The)	409	78,438
Hormel Foods Corp.	812	25,740
J M Smucker Co. (The)	297	35,967
Kellanova	721	58,192
Kraft Heinz Co. (The)	2,453	86,125
Lamb Weston Holdings, Inc.	404	26,155
McCormick & Co., Inc. (Non-Voting)	704	57,939
Mondelez International, Inc., Class A	3,713	273,537
Tyson Foods, Inc., Class A	794	47,291

		990,963

Household Products (0.4%)
Church & Dwight Co., Inc.	681	71,314
Clorox Co. (The)	344	56,041
Colgate-Palmolive Co.	2,271	235,753
Kimberly-Clark Corp.	936	133,174
Procter & Gamble Co. (The)	6,543	1,133,248

		1,629,530

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	652	64,998
Kenvue, Inc.	5,356	123,884

		188,882

Tobacco (0.2%)
Altria Group, Inc.	4,743	242,082
Philip Morris International, Inc.	4,322	524,691

		766,773

Total Consumer Staples		7,966,717

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,761	99,810
Halliburton Co.	2,476	71,928
Schlumberger NV	3,947	165,577

		337,315

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	966	23,628
Chevron Corp.	4,728	696,293
ConocoPhillips	3,228	339,844
Coterra Energy, Inc.	2,082	49,864
Devon Energy Corp.	1,741	68,108
Diamondback Energy, Inc.	499	86,028
EOG Resources, Inc.	1,580	194,229
EQT Corp.	1,660	60,822
Exxon Mobil Corp.	12,349	1,447,550
Hess Corp.	773	104,974
Kinder Morgan, Inc.	5,401	119,308
Marathon Oil Corp.	1,578	42,022
Marathon Petroleum Corp.	930	151,506
Occidental Petroleum Corp.	1,883	97,050
ONEOK, Inc.	1,623	147,904
Phillips 66	1,163	152,876
Targa Resources Corp.	609	90,138
Valero Energy Corp.	891	120,312
Williams Cos., Inc. (The)	3,388	154,662

		4,147,118

Total Energy		4,484,433

Financials (4.8%)
Banks (1.2%)
Bank of America Corp.	18,764	744,555
Citigroup, Inc.	5,303	331,968
Citizens Financial Group, Inc.	1,246	51,173
Fifth Third Bancorp	1,881	80,582
Huntington Bancshares, Inc.	4,054	59,594
JPMorgan Chase & Co.	7,908	1,667,481
KeyCorp	2,580	43,215
M&T Bank Corp.	467	83,182
PNC Financial Services Group, Inc. (The)	1,105	204,259
Regions Financial Corp.	2,563	59,795
Truist Financial Corp.	3,722	159,190
US Bancorp	4,337	198,331
Wells Fargo & Co.	9,461	534,452

		4,217,777

Capital Markets (1.1%)
Ameriprise Financial, Inc.	273	128,258
Bank of New York Mellon Corp. (The)	2,051	147,385
BlackRock, Inc.	387	367,460
Blackstone, Inc.	2,002	306,566
Cboe Global Markets, Inc.	294	60,232
Charles Schwab Corp. (The)	4,152	269,091
CME Group, Inc.	1,001	220,871
FactSet Research Systems, Inc.	107	49,204
Franklin Resources, Inc.	769	15,495
Goldman Sachs Group, Inc. (The)	878	434,707
Intercontinental Exchange, Inc.	1,596	256,381
KKR & Co., Inc.	1,862	243,140
MarketAxess Holdings, Inc.	106	27,157
Moody’s Corp.	435	206,447
Morgan Stanley	3,463	360,983
MSCI, Inc.	219	127,662
Nasdaq, Inc.	1,157	84,472
Northern Trust Corp.	554	49,877
Raymond James Financial, Inc.	509	62,332
S&P Global, Inc.	890	459,792
State Street Corp.	830	73,430
T. Rowe Price Group, Inc.	619	67,428

		4,018,370

Consumer Finance (0.2%)
American Express Co.	1,561	423,343
Capital One Financial Corp.	1,061	158,864
Discover Financial Services	701	98,343
Synchrony Financial	1,099	54,818

		735,368

Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	5,092	2,343,644
Corpay, Inc.*	193	60,363
Fidelity National Information Services, Inc.	1,516	126,965
Fiserv, Inc.*	1,600	287,440
Global Payments, Inc.	714	73,128
Jack Henry & Associates, Inc.	204	36,014
Mastercard, Inc., Class A	2,293	1,132,283
PayPal Holdings, Inc.*	2,842	221,761
Visa, Inc., Class A	4,643	1,276,593

		5,558,191

Insurance (0.8%)
Aflac, Inc.	1,401	156,632
Allstate Corp. (The)	738	139,962
American International Group, Inc.	1,790	131,082
Aon plc, Class A	604	208,978
Arch Capital Group Ltd.*	1,046	117,026
Arthur J Gallagher & Co.	611	171,917
Assurant, Inc.	145	28,835
Brown & Brown, Inc.	662	68,583
Chubb Ltd.	1,044	301,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	438	$59,621
Erie Indemnity Co., Class A	69	37,248
Everest Group Ltd.	122	47,803
Globe Life, Inc.	235	24,889
Hartford Financial Services Group, Inc. (The)	814	95,735
Loews Corp.	508	40,157
Marsh & McLennan Cos., Inc.	1,367	304,964
MetLife, Inc.	1,635	134,855
Principal Financial Group, Inc.	592	50,853
Progressive Corp. (The)	1,628	413,121
Prudential Financial, Inc.	992	120,131
Travelers Cos., Inc. (The)	634	148,432
W.R. Berkley Corp.	847	48,050
Willis Towers Watson plc	282	83,057

		2,933,010

Total Financials		17,462,716

Health Care (4.3%)
Biotechnology (0.7%)
AbbVie, Inc.	4,910	969,627
Amgen, Inc.	1,494	481,382
Biogen, Inc.*	407	78,893
Gilead Sciences, Inc.	3,461	290,170
Incyte Corp.*	444	29,349
Moderna, Inc.*	933	62,352
Regeneron Pharmaceuticals, Inc.*	295	310,116
Vertex Pharmaceuticals, Inc.*	717	333,462

		2,555,351

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	4,836	551,352
Align Technology, Inc.*	196	49,847
Baxter International, Inc.	1,375	52,209
Becton Dickinson & Co.	803	193,603
Boston Scientific Corp.*	4,093	342,993
Cooper Cos., Inc. (The)*	556	61,349
Dexcom, Inc.*	1,112	74,549
Edwards Lifesciences Corp.*	1,674	110,467
GE HealthCare Technologies, Inc.	1,187	111,400
Hologic, Inc.*	653	53,193
IDEXX Laboratories, Inc.*	229	115,695
Insulet Corp.*	195	45,386
Intuitive Surgical, Inc.*	986	484,392
Medtronic plc	3,565	320,957
ResMed, Inc.	409	99,845
Solventum Corp.*	373	26,006
STERIS plc	276	66,941
Stryker Corp.	948	342,475
Teleflex, Inc.	132	32,646
Zimmer Biomet Holdings, Inc.	566	61,100

		3,196,405

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	681	75,264
Cencora, Inc.	485	109,164
Centene Corp.*	1,462	110,059
Cigna Group (The)	777	269,184
CVS Health Corp.	3,497	219,891
DaVita, Inc.*	128	20,983
Elevance Health, Inc.	645	335,400
HCA Healthcare, Inc.	516	209,718
Henry Schein, Inc.*	349	25,442
Humana, Inc.	337	106,742
Labcorp Holdings, Inc.	236	52,741
McKesson Corp.	360	177,991
Molina Healthcare, Inc.*	163	56,163
Quest Diagnostics, Inc.	311	48,283
UnitedHealth Group, Inc.	2,567	1,500,874
Universal Health Services, Inc., Class B	167	38,245

		3,356,144

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	811	120,417
Bio-Techne Corp.	419	33,491
Charles River Laboratories International, Inc.*	143	28,167
Danaher Corp.	1,787	496,822
IQVIA Holdings, Inc.*	481	113,982
Mettler-Toledo International, Inc.*	59	88,482
Revvity, Inc.	349	44,585
Thermo Fisher Scientific, Inc.	1,062	656,921
Waters Corp.*	166	59,742
West Pharmaceutical Services, Inc.	204	61,233

		1,703,842

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	5,635	291,555
Catalent, Inc.*	506	30,648
Eli Lilly and Co.	2,193	1,942,866
Johnson & Johnson	6,691	1,084,344
Merck & Co., Inc.	7,046	800,144
Pfizer, Inc.	15,751	455,834
Viatris, Inc.	3,315	38,487
Zoetis, Inc.	1,259	245,983

		4,889,861

Total Health Care		15,701,603

Industrials (3.1%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	198	79,121
Boeing Co. (The)*	1,614	245,393
General Dynamics Corp.	717	216,677
General Electric Co.	3,014	568,380
Howmet Aerospace, Inc.	1,134	113,684
Huntington Ingalls Industries, Inc.	108	28,553
L3Harris Technologies, Inc.	527	125,357
Lockheed Martin Corp.	590	344,890
Northrop Grumman Corp.	382	201,723
RTX Corp.	3,697	447,929
Textron, Inc.	521	46,150
TransDigm Group, Inc.	156	222,632

		2,640,489

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	328	36,201
Expeditors International of Washington, Inc.	395	51,903
FedEx Corp.	626	171,324
United Parcel Service, Inc., Class B	2,040	278,134

		537,562

Building Products (0.2%)
A.O. Smith Corp.	338	30,362
Allegion plc	242	35,269
Builders FirstSource, Inc.*	324	62,810
Carrier Global Corp.	2,334	187,864
Johnson Controls International plc	1,857	144,122
Masco Corp.	616	51,707
Trane Technologies plc	627	243,734

		755,868

Commercial Services & Supplies (0.2%)
Cintas Corp.	952	195,998
Copart, Inc.*	2,447	128,223
Republic Services, Inc.	567	113,876
Rollins, Inc.	786	39,756
Veralto Corp.	687	76,848
Waste Management, Inc.	1,015	210,714

		765,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)†
Quanta Services, Inc.	409	$121,943

Electrical Equipment (0.3%)
AMETEK, Inc.	646	110,925
Eaton Corp. plc	1,107	366,904
Emerson Electric Co.	1,599	174,883
GE Vernova, Inc.*	767	195,570
Generac Holdings, Inc.*	170	27,009
Hubbell, Inc., Class B	150	64,252
Rockwell Automation, Inc.	315	84,565

		1,024,108

Ground Transportation (0.4%)
CSX Corp.	5,389	186,082
JB Hunt Transport Services, Inc.	228	39,291
Norfolk Southern Corp.	628	156,058
Old Dominion Freight Line, Inc.	524	104,087
Uber Technologies, Inc.*	5,840	438,935
Union Pacific Corp.	1,693	417,291

		1,341,744

Industrial Conglomerates (0.2%)
3M Co.	1,527	208,741
Honeywell International, Inc.	1,810	374,145

		582,886

Machinery (0.6%)
Caterpillar, Inc.	1,348	527,230
Cummins, Inc.	383	124,012
Deere & Co.	712	297,139
Dover Corp.	384	73,628
Fortive Corp.	974	76,878
IDEX Corp.	212	45,474
Illinois Tool Works, Inc.	751	196,815
Ingersoll Rand, Inc.	1,128	110,724
Nordson Corp.	152	39,920
Otis Worldwide Corp.	1,113	115,685
PACCAR, Inc.	1,457	143,777
Parker-Hannifin Corp.	357	225,560
Pentair plc	464	45,374
Snap-on, Inc.	147	42,587
Stanley Black & Decker, Inc.	429	47,246
Westinghouse Air Brake Technologies Corp.	487	88,522
Xylem, Inc.	678	91,550

		2,292,121

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,782	90,508
Southwest Airlines Co.	1,674	49,601
United Airlines Holdings, Inc.*	920	52,495

		192,604

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,133	313,535
Broadridge Financial Solutions, Inc.	324	69,670
Dayforce, Inc.*	442	27,072
Equifax, Inc.	346	101,676
Jacobs Solutions, Inc.	348	45,553
Leidos Holdings, Inc.	378	61,614
Paychex, Inc.	896	120,234
Paycom Software, Inc.	135	22,487
Verisk Analytics, Inc.	399	106,916

		868,757

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,601	114,343
United Rentals, Inc.	186	150,610
W.W. Grainger, Inc.	122	126,735

		391,688

Total Industrials		11,515,185

Information Technology (11.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	710	272,512
Cisco Systems, Inc.	11,198	595,958
F5, Inc.*	162	35,672
Juniper Networks, Inc.	909	35,433
Motorola Solutions, Inc.	464	208,628

		1,148,203

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,347	218,091
CDW Corp.	371	83,957
Corning, Inc.	2,156	97,343
Jabil, Inc.	315	37,746
Keysight Technologies, Inc.*	482	76,604
Teledyne Technologies, Inc.*	130	56,896
Trimble, Inc.*	683	42,408
Zebra Technologies Corp., Class A*	143	52,956

		666,001

IT Services (0.5%)
Accenture plc, Class A	1,741	615,409
Akamai Technologies, Inc.*	426	43,005
Amentum Holdings, Inc.*	348	11,223
Cognizant Technology Solutions Corp., Class A	1,378	106,354
EPAM Systems, Inc.*	158	31,447
Gartner, Inc.*	214	108,446
GoDaddy, Inc., Class A*	394	61,771
International Business Machines Corp.	2,560	565,965
TE Connectivity plc	845	127,586
VeriSign, Inc.*	233	44,261

		1,715,467

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	4,499	738,196
Analog Devices, Inc.	1,379	317,404
Applied Materials, Inc.	2,301	464,917
Broadcom, Inc.	12,939	2,231,977
Enphase Energy, Inc.*	381	43,061
First Solar, Inc.*	290	72,338
Intel Corp.	11,860	278,236
KLA Corp.	374	289,629
Lam Research Corp.	362	295,421
Microchip Technology, Inc.	1,491	119,712
Micron Technology, Inc.	3,082	319,634
Monolithic Power Systems, Inc.	136	125,732
NVIDIA Corp.	68,456	8,313,297
NXP Semiconductors NV	708	169,927
ON Semiconductor Corp.*	1,191	86,479
Qorvo, Inc.*	270	27,891
QUALCOMM, Inc.	3,096	526,475
Skyworks Solutions, Inc.	448	44,249
Teradyne, Inc.	437	58,527
Texas Instruments, Inc.	2,538	524,275

		15,047,377

Software (3.8%)
Adobe, Inc.*	1,232	637,905
ANSYS, Inc.*	244	77,746
Autodesk, Inc.*	598	164,737
Cadence Design Systems, Inc.*	761	206,254
Crowdstrike Holdings, Inc., Class A*	642	180,062
Fair Isaac Corp.*	68	132,159
Fortinet, Inc.*	1,773	137,496
Gen Digital, Inc.	1,506	41,310
Intuit, Inc.	777	482,517
Microsoft Corp.	20,684	8,900,325
Oracle Corp.	4,443	757,087
Palantir Technologies, Inc., Class A*	5,597	208,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	900	$307,620
PTC, Inc.*	335	60,521
Roper Technologies, Inc.	299	166,376
Salesforce, Inc.	2,693	737,101
ServiceNow, Inc.*	573	512,485
Synopsys, Inc.*	427	216,229
Tyler Technologies, Inc.*	118	68,879

		13,995,017

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	42,309	9,857,997
Dell Technologies, Inc., Class C	800	94,832
Hewlett Packard Enterprise Co.	3,636	74,393
HP, Inc.	2,720	97,566
NetApp, Inc.	577	71,265
Seagate Technology Holdings plc	584	63,965
Super Micro Computer, Inc.*	140	58,296
Western Digital Corp.*	913	62,349

		10,380,663

Total Information Technology		42,952,728

Materials (0.8%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	618	184,003
Albemarle Corp.	327	30,970
Celanese Corp.	281	38,205
CF Industries Holdings, Inc.	501	42,986
Corteva, Inc.	1,924	113,112
Dow, Inc.	1,962	107,184
DuPont de Nemours, Inc.	1,169	104,170
Eastman Chemical Co.	329	36,832
Ecolab, Inc.	704	179,752
FMC Corp.	349	23,013
International Flavors & Fragrances, Inc.	714	74,920
Linde plc	1,336	637,085
LyondellBasell Industries NV, Class A	721	69,144
Mosaic Co. (The)	899	24,075
PPG Industries, Inc.	646	85,569
Sherwin-Williams Co. (The)	645	246,177

		1,997,197

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	170	91,503
Vulcan Materials Co.	370	92,659

		184,162

Containers & Packaging (0.1%)
Amcor plc	4,043	45,807
Avery Dennison Corp.	225	49,671
Ball Corp.	849	57,656
International Paper Co.	978	47,775
Packaging Corp. of America	248	53,419
Smurfit WestRock plc	1,371	67,755

		322,083

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,994	199,381
Newmont Corp.	3,189	170,452
Nucor Corp.	660	99,224
Steel Dynamics, Inc.	399	50,306

		519,363

Total Materials		3,022,805

Real Estate (0.9%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	433	51,419
Healthpeak Properties, Inc. (REIT)	1,968	45,008
Ventas, Inc. (REIT)	1,132	72,595
Welltower, Inc. (REIT)	1,609	206,000

		375,022

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,972	34,707

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,574	325,045

Office REITs (0.0%)†
BXP, Inc. (REIT)	404	32,506

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	837	104,190
CoStar Group, Inc.*	1,142	86,152

		190,342

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	397	89,424
Camden Property Trust (REIT)	296	36,565
Equity Residential (REIT)	948	70,588
Essex Property Trust, Inc. (REIT)	179	52,880
Invitation Homes, Inc. (REIT)	1,584	55,852
Mid-America Apartment Communities, Inc. (REIT)	325	51,643
UDR, Inc. (REIT)	847	38,403

		395,355

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	209	24,028
Kimco Realty Corp. (REIT)	1,867	43,352
Realty Income Corp. (REIT)	2,421	153,540
Regency Centers Corp. (REIT)	460	33,226
Simon Property Group, Inc. (REIT)	852	144,005

		398,151

Specialized REITs (0.4%)
American Tower Corp. (REIT)	1,298	301,863
Crown Castle, Inc. (REIT)	1,208	143,305
Digital Realty Trust, Inc. (REIT)	855	138,365
Equinix, Inc. (REIT)	264	234,334
Extra Space Storage, Inc. (REIT)	592	106,672
Iron Mountain, Inc. (REIT)	815	96,846
Public Storage (REIT)	438	159,375
SBA Communications Corp. (REIT)	301	72,451
VICI Properties, Inc. (REIT), Class A	2,918	97,199
Weyerhaeuser Co. (REIT)	2,039	69,041

		1,419,451

Total Real Estate		3,170,579

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	717	43,515
American Electric Power Co., Inc.	1,474	151,232
Constellation Energy Corp.	871	226,478
Duke Energy Corp.	2,146	247,434
Edison International	1,076	93,709
Entergy Corp.	598	78,703
Evergy, Inc.	640	39,686
Eversource Energy	985	67,029
Exelon Corp.	2,797	113,418
FirstEnergy Corp.	1,433	63,554
NextEra Energy, Inc.	5,711	482,751
NRG Energy, Inc.	583	53,111
PG&E Corp.	5,977	118,165
Pinnacle West Capital Corp.	317	28,083
PPL Corp.	2,063	68,244
Southern Co. (The)	3,039	274,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	1,554	$101,476

		2,250,645

Gas Utilities (0.0%)†
Atmos Energy Corp.	422	58,535

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,988	39,879
Vistra Corp.	955	113,206

		153,085

Multi-Utilities (0.2%)
Ameren Corp.	746	65,245
CenterPoint Energy, Inc.	1,789	52,632
CMS Energy Corp.	835	58,976
Consolidated Edison, Inc.	967	100,694
Dominion Energy, Inc.	2,344	135,460
DTE Energy Co.	579	74,349
NiSource, Inc.	1,254	43,451
Public Service Enterprise Group, Inc.	1,393	124,270
Sempra	1,760	147,189
WEC Energy Group, Inc.	883	84,927

		887,193

Water Utilities (0.0%)†
American Water Works Co., Inc.	545	79,701

Total Utilities		3,429,159

Total Common Stocks (36.9%) (Cost $87,518,161)		135,381,209

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.2%)
Communication Services (3.5%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.
4.300%, 2/15/30	$500,000	499,503
2.750%, 6/1/31	300,000	270,524
2.250%, 2/1/32	402,000	343,841
2.550%, 12/1/33	406,000	340,690
5.400%, 2/15/34	386,000	403,748
British Telecommunications plc
9.625%, 12/15/30(e)	175,000	220,624
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	300,000	361,721
Sprint Capital Corp.
8.750%, 3/15/32	200,000	247,531
Verizon Communications, Inc.
4.016%, 12/3/29	620,000	610,020
3.150%, 3/22/30	125,000	117,784
2.550%, 3/21/31	437,000	389,520
2.355%, 3/15/32	550,000	472,538
4.500%, 8/10/33	409,000	402,816
6.400%, 9/15/33	298,000	331,452

		5,012,312

Entertainment (0.3%)
Walt Disney Co. (The)
2.650%, 1/13/31	400,000	364,240
Warnermedia Holdings, Inc.
4.279%, 3/15/32	1,000,000	887,766

		1,252,006

Interactive Media & Services (0.3%)
Alphabet, Inc.
1.100%, 8/15/30	478,000	410,959
Meta Platforms, Inc.
3.850%, 8/15/32	500,000	485,089

		896,048

Media (0.7%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	320,812
6.550%, 6/1/34	273,000	283,579
Comcast Corp.
3.400%, 4/1/30(x)	525,000	502,149
4.250%, 10/15/30	200,000	199,599
4.250%, 1/15/33	690,000	676,732
4.800%, 5/15/33	326,000	331,166
Paramount Global
7.875%, 7/30/30	100,000	109,221
4.950%, 1/15/31	250,000	235,395

		2,658,653

Wireless Telecommunication Services (0.8%)
T-Mobile USA, Inc.
3.875%, 4/15/30	1,320,000	1,283,264
2.550%, 2/15/31	970,000	862,704
3.500%, 4/15/31	361,000	339,116
5.050%, 7/15/33	261,000	266,828
5.150%, 4/15/34	276,000	283,804

		3,035,716

Total Communication Services		12,854,735

Consumer Discretionary (1.8%)
Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32	1,510,000	1,278,245
General Motors Co.
5.600%, 10/15/32	500,000	515,599

		1,793,844

Broadline Retail (0.4%)
Amazon.com, Inc.
2.100%, 5/12/31	452,000	399,611
3.600%, 4/13/32	300,000	289,882
4.700%, 12/1/32	225,000	233,122
eBay, Inc.
2.700%, 3/11/30	353,000	325,092

		1,247,707

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
Series FF
4.625%, 6/15/30	334,000	336,864
McDonald’s Corp.
2.125%, 3/1/30(x)	150,000	134,882
3.600%, 7/1/30	200,000	194,263
Starbucks Corp.
3.550%, 8/15/29	345,000	336,149
2.550%, 11/15/30	250,000	225,833

		1,227,991

Specialty Retail (0.6%)
AutoZone, Inc.
4.000%, 4/15/30	315,000	308,013
Home Depot, Inc. (The)
2.700%, 4/15/30	200,000	186,004
3.250%, 4/15/32	270,000	251,741
4.950%, 6/25/34	408,000	423,314
Lowe’s Cos., Inc.
1.700%, 10/15/30	175,000	150,466
2.625%, 4/1/31	390,000	350,206
3.750%, 4/1/32	300,000	285,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.150%, 7/1/33(x)	$321,000	$334,445

		2,289,817

Total Consumer Discretionary		6,559,359

Consumer Staples (2.7%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	300,000	290,869
4.900%, 1/23/31	140,000	145,225
Coca-Cola Co. (The)
1.650%, 6/1/30	250,000	219,699
1.375%, 3/15/31(x)	320,000	270,977
2.250%, 1/5/32	200,000	177,542
Constellation Brands, Inc.
2.250%, 8/1/31	250,000	215,610
Diageo Capital plc
5.625%, 10/5/33	312,000	335,095
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	200,000	175,028
PepsiCo, Inc.
2.750%, 3/19/30	350,000	327,152
3.900%, 7/18/32	400,000	392,593

		2,549,790

Consumer Staples Distribution & Retail (0.6%)
Dollar General Corp.
5.450%, 7/5/33(x)	233,000	236,584
Kroger Co. (The)
2.200%, 5/1/30(x)	326,000	289,546
Sysco Corp.
2.400%, 2/15/30	100,000	90,494
Target Corp.
4.500%, 9/15/32	500,000	506,185
Walmart, Inc.
1.800%, 9/22/31	480,000	415,741
4.100%, 4/15/33	675,000	675,955

		2,214,505

Food Products (0.4%)
Archer-Daniels-Midland Co.
3.250%, 3/27/30	315,000	300,583
General Mills, Inc.
2.875%, 4/15/30	200,000	185,466
JBS USA Holding Lux Sarl
5.500%, 1/15/30	300,000	303,512
5.750%, 4/1/33	146,000	150,945
Mondelez International, Inc.
2.750%, 4/13/30	280,000	259,664
Pilgrim’s Pride Corp.
6.250%, 7/1/33(x)	179,000	189,452
Unilever Capital Corp.
5.900%, 11/15/32	100,000	111,161

		1,500,783

Household Products (0.2%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	445,000	425,058
1.200%, 10/29/30	200,000	171,234

		596,292

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	248,000	250,226
Haleon US Capital LLC
3.625%, 3/24/32	361,000	338,495

		588,721

Tobacco (0.6%)
Altria Group, Inc.
4.800%, 2/14/29	260,000	262,891
2.450%, 2/4/32	320,000	272,667
6.875%, 11/1/33	241,000	272,335
BAT Capital Corp.
2.726%, 3/25/31	540,000	481,854
Philip Morris International, Inc.
2.100%, 5/1/30	250,000	222,998
5.750%, 11/17/32	350,000	374,346
5.375%, 2/15/33	200,000	208,261
5.250%, 2/13/34(x)	274,000	283,834

		2,379,186

Total Consumer Staples		9,829,277

Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
BP Capital Markets America, Inc.
3.633%, 4/6/30	100,000	96,871
1.749%, 8/10/30	155,000	135,155
2.721%, 1/12/32	420,000	374,688
4.812%, 2/13/33	350,000	352,841
Burlington Resources LLC
7.200%, 8/15/31	100,000	115,354
Cheniere Energy Partners LP
4.500%, 10/1/29	419,000	410,603
Chevron Corp.
2.236%, 5/11/30	220,000	199,357
ConocoPhillips Co.
5.050%, 9/15/33	332,000	342,905
Devon Energy Corp.
7.875%, 9/30/31	165,000	191,874
Diamondback Energy, Inc.
6.250%, 3/15/33	224,000	241,416
Enbridge, Inc.
5.700%, 3/8/33	300,000	316,284
Energy Transfer LP
5.250%, 4/15/29	350,000	359,518
3.750%, 5/15/30	380,000	362,667
5.750%, 2/15/33	326,000	340,827
6.550%, 12/1/33	298,000	328,494
Enterprise Products Operating LLC
2.800%, 1/31/30	300,000	279,457
5.350%, 1/31/33	100,000	104,724
Series D
6.875%, 3/1/33	100,000	114,596
EQT Corp.
5.750%, 2/1/34	661,000	678,375
Exxon Mobil Corp.
3.482%, 3/19/30	350,000	339,399
2.610%, 10/15/30	325,000	298,661
Hess Corp.
7.300%, 8/15/31	210,000	240,012
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	287,000	332,697
Kinder Morgan, Inc.
2.000%, 2/15/31	100,000	85,878
7.750%, 1/15/32	100,000	116,614
4.800%, 2/1/33	250,000	244,507
5.200%, 6/1/33	200,000	201,487
5.400%, 2/1/34	272,000	277,769
MPLX LP
2.650%, 8/15/30	225,000	202,143
4.950%, 9/1/32	300,000	299,452
5.500%, 6/1/34	408,000	419,022
Occidental Petroleum Corp.
6.625%, 9/1/30	250,000	268,958
6.125%, 1/1/31	625,000	659,194
ONEOK, Inc.
3.100%, 3/15/30	125,000	115,950
6.350%, 1/15/31	350,000	378,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.100%, 11/15/32	$100,000	$107,411
Phillips 66 Co.
5.300%, 6/30/33	384,000	394,830
Pioneer Natural Resources Co.
2.150%, 1/15/31	298,000	260,946
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	200,000	199,245
Targa Resources Partners LP
5.500%, 3/1/30	200,000	203,246
4.875%, 2/1/31	400,000	396,006
4.000%, 1/15/32	200,000	187,754
TotalEnergies Capital International SA
2.829%, 1/10/30	205,000	192,318
TransCanada PipeLines Ltd.
4.100%, 4/15/30	180,000	176,364
Valero Energy Corp.
2.800%, 12/1/31	200,000	175,866
7.500%, 4/15/32	50,000	58,179
Williams Cos., Inc. (The)
2.600%, 3/15/31	450,000	397,444
4.650%, 8/15/32	350,000	344,877
5.650%, 3/15/33	100,000	104,471

Total Energy		13,025,306

Financials (14.0%)
Banks (8.0%)
Banco Santander SA
2.749%, 12/3/30(x)	200,000	176,179
2.958%, 3/25/31(x)	200,000	180,533
6.921%, 8/8/33	400,000	441,443
Bank of America Corp.
(SOFR + 1.53%), 1.898%, 7/23/31(k)	200,000	173,223
(SOFR + 1.32%), 2.687%, 4/22/32(k)	1,100,000	977,460
(SOFR + 1.21%), 2.572%, 10/20/32(k)	404,000	353,550
(SOFR + 1.33%), 2.972%, 2/4/33(k)	800,000	714,519
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	994,424
(SOFR + 2.16%), 5.015%, 7/22/33(k)(x)	1,000,000	1,025,429
(SOFR + 1.91%), 5.288%, 4/25/34(k)	500,000	517,415
(SOFR + 1.84%), 5.872%, 9/15/34(k)	263,000	283,171
(SOFR + 1.65%), 5.468%, 1/23/35(k)	396,000	413,930
Bank of Nova Scotia (The)
4.850%, 2/1/30	327,000	334,283
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	222,821
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)	600,000	690,034
(SOFR + 2.98%), 6.224%, 5/9/34(k)	200,000	214,726
(SOFR + 2.62%), 6.692%, 9/13/34(k)	252,000	280,157
Citibank NA
5.570%, 4/30/34	394,000	419,597
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31(k)	850,000	841,965
(SOFR + 2.11%), 2.572%, 6/3/31(k)	850,000	762,162
(SOFR + 1.35%), 3.057%, 1/25/33(k)	250,000	222,411
(SOFR + 1.94%), 3.785%, 3/17/33(k)	700,000	655,059
(SOFR + 2.34%), 6.270%, 11/17/33(k)	300,000	328,759
(SOFR + 2.66%), 6.174%, 5/25/34(k)	250,000	265,756
HSBC Holdings plc
(SOFR + 1.19%), 2.804%, 5/24/32(k)	1,200,000	1,058,723
(SOFR + 2.87%), 5.402%, 8/11/33(k)	600,000	619,821
(SOFR + 2.39%), 6.254%, 3/9/34(k)	200,000	218,049
(SOFR + 3.02%), 7.399%, 11/13/34(k)	249,000	285,109
ING Groep NV
(SOFR + 1.77%), 5.550%, 3/19/35(k)	337,000	352,713
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	700,000	647,363
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	312,000	286,061
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	800,000	712,702
(SOFR + 1.80%), 4.586%, 4/26/33(k)	351,000	350,979
(SOFR + 1.81%), 6.254%, 10/23/34(k)	315,000	350,122
(SOFR + 1.49%), 5.766%, 4/22/35(k)	650,000	699,122
(SOFR + 1.46%), 5.294%, 7/22/35(k)	784,000	814,686
KeyBank NA
5.000%, 1/26/33	300,000	296,806
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)	200,000	201,496
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	261,000	273,352
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	410,915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35(k)	485,000	508,396
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	500,000	532,440
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	400,000	407,415
PNC Financial Services Group, Inc. (The)
2.550%, 1/22/30	270,000	247,689
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	200,000	215,833
(SOFR + 1.93%), 5.068%, 1/24/34(k)	300,000	304,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.28%), 6.875%, 10/20/34(k)	$367,000	$420,309
Royal Bank of Canada
5.000%, 2/1/33(x)	250,000	257,954
5.150%, 2/1/34	425,000	441,173
Sumitomo Mitsui Financial Group, Inc.
3.040%, 7/16/29	450,000	422,760
2.130%, 7/8/30	200,000	175,758
5.766%, 1/13/33	200,000	215,097
Toronto-Dominion Bank (The)
3.200%, 3/10/32	372,000	340,234
Truist Financial Corp.
(SOFR + 2.24%), 4.916%, 7/28/33(k)	350,000	342,563
(SOFR + 2.36%), 5.867%, 6/8/34(k)	300,000	319,091
US Bancorp
1.375%, 7/22/30	200,000	170,628
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	347,466
(SOFR + 2.09%), 5.850%, 10/21/33(k)	150,000	159,517
(SOFR + 1.60%), 4.839%, 2/1/34(k)	200,000	199,300
(SOFR + 2.26%), 5.836%, 6/12/34(k)(x)	200,000	213,271
(SOFR + 1.86%), 5.678%, 1/23/35(k)	193,000	203,876
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	555,000	513,886
(SOFR + 1.50%), 3.350%, 3/2/33(k)	530,000	484,187
(SOFR + 2.10%), 4.897%, 7/25/33(k)	902,000	909,558
(SOFR + 1.99%), 5.557%, 7/25/34(k)	458,000	478,983
(SOFR + 2.06%), 6.491%, 10/23/34(k)	375,000	418,939
(SOFR + 1.78%), 5.499%, 1/23/35(k)	269,000	281,011
Westpac Banking Corp.
2.650%, 1/16/30	200,000	185,546
2.150%, 6/3/31	150,000	131,702
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.110%, 7/24/34(k)	400,000	386,528

		29,302,147

Capital Markets (3.1%)
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	250,000	211,653
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33(k)(x)	200,000	216,053
Series J
(SOFR + 1.61%), 4.967%, 4/26/34(k)	200,000	204,007
BlackRock, Inc.
1.900%, 1/28/31(x)	173,000	151,039
4.750%, 5/25/33(x)	200,000	204,833
Brookfield Capital Finance LLC
6.087%, 6/14/33	200,000	215,547
Charles Schwab Corp. (The)
(SOFR + 2.50%), 5.853%, 5/19/34(k)	406,000	434,885
(SOFR + 2.01%), 6.136%, 8/24/34(k)	381,000	416,571
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31(k)	500,000	464,774
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	440,000	402,570
3.800%, 3/15/30	450,000	436,178
(SOFR + 1.28%), 2.615%, 4/22/32(k)	200,000	176,383
(SOFR + 1.25%), 2.383%, 7/21/32(k)	650,000	562,475
(SOFR + 1.26%), 2.650%, 10/21/32(k)	403,000	352,972
(SOFR + 1.41%), 3.102%, 2/24/33(k)	200,000	179,697
(SOFR + 1.55%), 5.851%, 4/25/35(k)	391,000	420,199
Intercontinental Exchange, Inc.
4.600%, 3/15/33	300,000	302,830
Jefferies Financial Group, Inc.
6.200%, 4/14/34	322,000	344,844
Morgan Stanley
(SOFR + 1.14%), 2.699%, 1/22/31(k)	600,000	548,736
(SOFR + 3.12%), 3.622%, 4/1/31(k)	700,000	672,592
(SOFR + 1.18%), 2.239%, 7/21/32(k)	800,000	686,188
(SOFR + 2.56%), 6.342%, 10/18/33(k)	500,000	554,465
(SOFR + 1.87%), 5.250%, 4/21/34(k)	250,000	258,286
(SOFR + 1.58%), 5.831%, 4/19/35(k)	1,291,000	1,381,818
Nasdaq, Inc.
5.550%, 2/15/34	383,000	403,376
Nomura Holdings, Inc.
3.103%, 1/16/30	400,000	369,483
S&P Global, Inc.
2.900%, 3/1/32	450,000	408,202
State Street Corp.
2.400%, 1/24/30	454,000	418,271
(SOFR + 1.73%), 4.164%, 8/4/33(k)	200,000	194,476

		11,593,403

Consumer Finance (1.8%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	400,000	377,574
3.300%, 1/30/32	500,000	449,604
3.400%, 10/29/33	397,000	350,582
Ally Financial, Inc.
8.000%, 11/1/31(x)	195,000	220,740
American Express Co.
(SOFR + 2.26%), 4.989%, 5/26/33(k)	416,000	419,111
(SOFR + 1.84%), 5.043%, 5/1/34(k)	545,000	556,878
(SOFR + 1.63%), 5.915%, 4/25/35(k)	326,000	346,823
(SOFR + 1.42%), 5.284%, 7/26/35(k)	209,000	217,498
Capital One Financial Corp.
(SOFR + 3.07%), 7.624%, 10/30/31(k)	248,000	281,397
(SOFR + 2.37%), 5.268%, 5/10/33(k)	488,000	490,437
(SOFR + 2.86%), 6.377%, 6/8/34(k)	200,000	215,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Ford Motor Credit Co. LLC
7.122%, 11/7/33	$256,000	$276,531
6.125%, 3/8/34	401,000	406,382
General Motors Financial Co., Inc.
5.550%, 7/15/29	271,000	279,160
3.600%, 6/21/30	400,000	372,671
6.100%, 1/7/34	270,000	279,850
5.950%, 4/4/34(x)	339,000	350,393
John Deere Capital Corp.
1.450%, 1/15/31	360,000	306,494
Toyota Motor Credit Corp.
3.375%, 4/1/30	490,000	469,028

		6,667,026

Financial Services (0.5%)
Fiserv, Inc.
5.450%, 3/15/34	429,000	448,571
Global Payments, Inc.
5.300%, 8/15/29	303,000	310,774
Mastercard, Inc.
3.350%, 3/26/30	200,000	193,116
4.850%, 3/9/33	194,000	200,498
PayPal Holdings, Inc.
2.850%, 10/1/29	209,000	196,145
Shell International Finance BV
2.375%, 11/7/29	240,000	221,471
2.750%, 4/6/30	200,000	185,988

		1,756,563

Insurance (0.6%)
Allstate Corp. (The)
5.350%, 6/1/33	253,000	264,579
Aon Corp.
2.800%, 5/15/30	350,000	321,976
Aon North America, Inc.
5.450%, 3/1/34(x)	193,000	202,508
Athene Holding Ltd.
5.875%, 1/15/34	249,000	259,714
Chubb INA Holdings LLC
1.375%, 9/15/30	335,000	286,774
MetLife, Inc.
4.550%, 3/23/30	224,000	228,856
Progressive Corp. (The)
3.200%, 3/26/30	196,000	186,502
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	301,000	311,535

		2,062,444

Total Financials		51,381,583

Health Care (4.0%)
Biotechnology (0.7%)
AbbVie, Inc.
3.200%, 11/21/29	550,000	524,894
4.950%, 3/15/31	240,000	249,255
Amgen, Inc.
4.050%, 8/18/29	300,000	297,161
5.250%, 3/2/30	300,000	312,992
2.300%, 2/25/31	500,000	442,231
5.250%, 3/2/33	600,000	623,302
Gilead Sciences, Inc.
5.250%, 10/15/33	125,000	131,583

		2,581,418

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
2.539%, 2/1/32	280,000	241,715
Becton Dickinson & Co.
1.957%, 2/11/31	50,000	43,017
5.110%, 2/8/34	354,000	362,799
GE HealthCare Technologies, Inc.
5.905%, 11/22/32(x)	275,000	297,201

		944,732

Health Care Providers & Services (2.0%)
Centene Corp.
4.625%, 12/15/29	330,000	321,592
3.000%, 10/15/30	700,000	628,264
2.500%, 3/1/31	700,000	599,193
Cigna Group (The)
5.400%, 3/15/33	250,000	261,117
CVS Health Corp.
3.250%, 8/15/29	300,000	282,917
5.250%, 2/21/33	1,000,000	1,019,842
5.700%, 6/1/34(x)	273,000	283,549
Elevance Health, Inc.
2.550%, 3/15/31	200,000	178,878
4.100%, 5/15/32	360,000	350,323
5.500%, 10/15/32(x)	400,000	423,357
HCA, Inc.
4.125%, 6/15/29	465,000	457,464
3.500%, 9/1/30	530,000	499,208
3.625%, 3/15/32	300,000	277,053
Humana, Inc.
5.875%, 3/1/33	200,000	211,893
Quest Diagnostics, Inc.
6.400%, 11/30/33	269,000	299,923
UnitedHealth Group, Inc.
5.300%, 2/15/30	200,000	210,515
2.300%, 5/15/31	375,000	332,759
4.200%, 5/15/32	400,000	395,871
5.350%, 2/15/33(x)	250,000	264,846
4.500%, 4/15/33	125,000	125,260

		7,423,824

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.300%, 3/12/31	155,000	135,541
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	350,000	365,263

		500,804

Pharmaceuticals (0.9%)
AstraZeneca plc
1.375%, 8/6/30	375,000	322,787
Bristol-Myers Squibb Co.
2.950%, 3/15/32	200,000	181,853
5.900%, 11/15/33	317,000	349,150
5.200%, 2/22/34(x)	371,000	390,005
Johnson & Johnson
1.300%, 9/1/30	150,000	130,419
Merck & Co., Inc.
2.150%, 12/10/31	520,000	454,406
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	200,000	204,676
4.750%, 5/19/33	550,000	560,101
Pfizer, Inc.
2.625%, 4/1/30	350,000	324,879
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	354,932

		3,273,208

Total Health Care		14,723,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (2.0%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
5.150%, 5/1/30	$1,200,000	$1,201,883
General Electric Co.
6.750%, 3/15/32	160,000	183,128
L3Harris Technologies, Inc.
5.400%, 7/31/33	329,000	342,579
Lockheed Martin Corp.
5.250%, 1/15/33	281,000	298,141
Northrop Grumman Corp.
4.700%, 3/15/33	300,000	303,265
RTX Corp.
2.250%, 7/1/30	350,000	313,515
1.900%, 9/1/31	100,000	84,712
5.150%, 2/27/33	150,000	155,662

		2,882,885

Air Freight & Logistics (0.1%)
FedEx Corp.
2.400%, 5/15/31	250,000	220,612
United Parcel Service, Inc.
4.450%, 4/1/30	200,000	204,169

		424,781

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	300,000	276,735

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
2.300%, 3/1/30	225,000	203,610
Waste Management, Inc.
4.150%, 4/15/32(x)	525,000	518,969

		722,579

Ground Transportation (0.2%)
CSX Corp.
2.400%, 2/15/30(x)	214,000	195,583
Norfolk Southern Corp.
3.000%, 3/15/32	280,000	253,975
Union Pacific Corp.
2.375%, 5/20/31	220,000	197,490
2.800%, 2/14/32	400,000	361,726

		1,008,774

Industrial Conglomerates (0.1%)
Honeywell International, Inc.
1.750%, 9/1/31	100,000	85,829
5.000%, 2/15/33	225,000	234,604

		320,433

Machinery (0.3%)
Cummins, Inc.
5.150%, 2/20/34	257,000	269,352
Deere & Co.
3.100%, 4/15/30	500,000	474,347
Ingersoll Rand, Inc.
5.700%, 8/14/33	320,000	341,923

		1,085,622

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.875%, 1/15/32	284,000	249,412
GATX Corp.
4.000%, 6/30/30	417,000	404,949

		654,361

Total Industrials		7,376,170

Information Technology (2.5%)
Communications Equipment (0.4%)
Cisco Systems, Inc.
4.950%, 2/26/31	1,287,000	1,343,674
Motorola Solutions, Inc.
5.400%, 4/15/34	336,000	350,213

		1,693,887

IT Services (0.1%)
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	333,000	341,200

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
4.150%, 11/15/30	200,000	196,429
2.450%, 2/15/31§	500,000	441,859
4.300%, 11/15/32	150,000	146,972
3.419%, 4/15/33§	400,000	362,453
3.469%, 4/15/34§	582,000	523,673
Intel Corp.
2.450%, 11/15/29	100,000	89,919
3.900%, 3/25/30	175,000	168,006
4.150%, 8/5/32(x)	200,000	190,317
5.200%, 2/10/33	500,000	504,934
Micron Technology, Inc.
6.750%, 11/1/29	100,000	109,776
5.875%, 2/9/33	329,000	350,469
QUALCOMM, Inc.
2.150%, 5/20/30	284,000	255,895
Texas Instruments, Inc.
4.900%, 3/14/33	198,000	206,561

		3,547,263

Software (0.7%)
Intuit, Inc.
5.200%, 9/15/33	329,000	347,056
Oracle Corp.
2.950%, 4/1/30	300,000	278,436
2.875%, 3/25/31	300,000	272,335
6.250%, 11/9/32	675,000	746,927
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	187,888
1.750%, 2/15/31(x)	200,000	168,921
Salesforce, Inc.
1.950%, 7/15/31	313,000	270,725
Workday, Inc.
3.800%, 4/1/32	422,000	399,040

		2,671,328

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
1.650%, 5/11/30	557,000	493,962
1.250%, 8/20/30	50,000	43,220
1.650%, 2/8/31	250,000	218,159
Dell International LLC
5.400%, 4/15/34	328,000	341,643

		1,096,984

Total Information Technology		9,350,662

Materials (0.5%)
Chemicals (0.2%)
Celanese US Holdings LLC
6.350%, 11/15/28	241,000	254,358
Dow Chemical Co. (The)
7.375%, 11/1/29	75,000	85,112
2.100%, 11/15/30	200,000	177,735

		517,205

Metals & Mining (0.3%)
ArcelorMittal SA
6.800%, 11/29/32(x)	317,000	353,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
BHP Billiton Finance USA Ltd.
5.250%, 9/8/33	$329,000	$344,140
Freeport-McMoRan, Inc.
4.625%, 8/1/30	270,000	269,649
Newmont Corp.
2.250%, 10/1/30	289,000	258,585

		1,225,399

Total Materials		1,742,604

Real Estate (1.4%)
Diversified REITs (0.2%)
Simon Property Group LP (REIT)
2.450%, 9/13/29	300,000	275,555
VICI Properties LP (REIT)
5.125%, 5/15/32	279,000	279,636

		555,191

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	200,000	185,473
Welltower OP LLC (REIT)
2.800%, 6/1/31	400,000	360,162

		545,635

Industrial REITs (0.1%)
Prologis LP (REIT)
2.250%, 4/15/30	400,000	360,403

Office REITs (0.2%)
Boston Properties LP (REIT)
3.250%, 1/30/31	461,000	414,934
6.500%, 1/15/34	267,000	289,168

		704,102

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	94,275

Retail REITs (0.1%)
Realty Income Corp. (REIT)
3.250%, 1/15/31(x)	250,000	232,646
5.625%, 10/13/32	200,000	211,684

		444,330

Specialized REITs (0.7%)
American Tower Corp. (REIT)
3.800%, 8/15/29	450,000	436,865
1.875%, 10/15/30	290,000	249,352
Crown Castle, Inc. (REIT)
2.250%, 1/15/31	250,000	216,479
2.100%, 4/1/31	260,000	221,986
5.800%, 3/1/34	198,000	209,231
Equinix, Inc. (REIT)
3.200%, 11/18/29	315,000	296,746
3.900%, 4/15/32	150,000	143,004
Extra Space Storage LP (REIT)
2.350%, 3/15/32	368,000	309,519
Public Storage Operating Co. (REIT)
5.100%, 8/1/33	230,000	237,659
Weyerhaeuser Co. (REIT)
7.375%, 3/15/32	206,000	238,073

		2,558,914

Total Real Estate		5,262,850

Utilities (3.2%)
Electric Utilities (2.4%)
American Electric Power Co., Inc.
2.300%, 3/1/30	190,000	170,219
5.625%, 3/1/33	300,000	315,942
Appalachian Power Co.
Series AA
2.700%, 4/1/31	200,000	178,337
CenterPoint Energy Houston Electric LLC
5.150%, 3/1/34	260,000	267,730
DTE Electric Co.
5.200%, 3/1/34	271,000	282,585
Duke Energy Corp.
2.450%, 6/1/30	455,000	409,720
2.550%, 6/15/31	400,000	353,499
4.500%, 8/15/32	980,000	967,812
Duke Energy Florida LLC
5.875%, 11/15/33	242,000	264,409
Entergy Corp.
2.800%, 6/15/30	540,000	493,827
Eversource Energy
Series R
1.650%, 8/15/30	400,000	340,689
Exelon Corp.
4.050%, 4/15/30	150,000	147,635
3.350%, 3/15/32	250,000	231,387
Georgia Power Co.
4.700%, 5/15/32(x)	400,000	407,548
Series B
2.650%, 9/15/29(x)	200,000	186,207
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	830,000	741,520
5.050%, 2/28/33	200,000	205,575
Pacific Gas and Electric Co.
5.550%, 5/15/29	328,000	340,191
4.550%, 7/1/30(x)	575,000	570,297
2.500%, 2/1/31	200,000	174,970
6.950%, 3/15/34	239,000	272,108
PPL Electric Utilities Corp.
4.850%, 2/15/34	395,000	403,528
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	127,242
Southern California Edison Co.
2.250%, 6/1/30	200,000	178,113
5.950%, 11/1/32	150,000	163,059
Southern Co. (The)
Series A
3.700%, 4/30/30	285,000	274,847
Xcel Energy, Inc.
2.600%, 12/1/29	350,000	319,847

		8,788,843

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
5.400%, 3/1/33	100,000	105,119
5.400%, 7/1/34	277,000	286,555

		391,674

Multi-Utilities (0.7%)
Ameren Corp.
3.500%, 1/15/31	250,000	235,771
Berkshire Hathaway Energy Co.
3.700%, 7/15/30(x)	150,000	146,054
CenterPoint Energy, Inc.
2.950%, 3/1/30	200,000	184,186
Consolidated Edison Co. of New York, Inc.
2.400%, 6/15/31	390,000	347,006
Dominion Energy, Inc.
5.375%, 11/15/32	315,000	329,067
Series C
3.375%, 4/1/30	400,000	378,935
Series F
5.250%, 8/1/33	274,000	281,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
DTE Energy Co.
2.950%, 3/1/30	$300,000	$276,551
NiSource, Inc.
3.600%, 5/1/30	260,000	249,347
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	100,000	87,400

		2,516,295

Water Utilities (0.0%)†
American Water Capital Corp.
4.450%, 6/1/32	189,000	188,912

Total Utilities		11,885,724

Total Corporate Bonds		143,992,256

Total Long-Term Debt Securities (39.2%) (Cost $140,894,357)		143,992,256

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	208

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	2,000,113	2,000,113
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	82,473,991	82,523,475

Total Investment Companies		85,123,588

Total Short-Term Investments (23.2%) (Cost $85,105,114)		85,123,588

Total Investments in Securities (99.3%) (Cost $313,517,753)		364,497,261
Other Assets Less Liabilities (0.7%)		2,579,778

Net Assets (100%)		$367,077,039

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $1,327,985 or 0.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.
(x)	All or a portion of security is on loan at September 30, 2024.
(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $2,537,543. This was collateralized by cash of $2,600,113 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

CVR — Contingent Value Right

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	464	12/2024	USD	57,716,960	1,514,149
Russell 2000 E-Mini Index	76	12/2024	USD	8,546,960	225,855
S&P 500 E-Mini Index	29	12/2024	USD	8,430,663	279,440
S&P Midcap 400 E-Mini Index	30	12/2024	USD	9,445,800	380,150

					2,399,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,995,646	$—	$—	$11,995,646
Consumer Discretionary	13,679,638	—	—	13,679,638
Consumer Staples	7,966,717	—	—	7,966,717
Energy	4,484,433	—	—	4,484,433
Financials	17,462,716	—	—	17,462,716
Health Care	15,701,603	—	—	15,701,603
Industrials	11,515,185	—	—	11,515,185
Information Technology	42,952,728	—	—	42,952,728
Materials	3,022,805	—	—	3,022,805
Real Estate	3,170,579	—	—	3,170,579
Utilities	3,429,159	—	—	3,429,159
Corporate Bonds
Communication Services	—	12,854,735	—	12,854,735
Consumer Discretionary	—	6,559,359	—	6,559,359
Consumer Staples	—	9,829,277	—	9,829,277
Energy	—	13,025,306	—	13,025,306
Financials	—	51,381,583	—	51,381,583
Health Care	—	14,723,986	—	14,723,986
Industrials	—	7,376,170	—	7,376,170
Information Technology	—	9,350,662	—	9,350,662
Materials	—	1,742,604	—	1,742,604
Real Estate	—	5,262,850	—	5,262,850
Utilities	—	11,885,724	—	11,885,724
Futures	2,399,594	—	—	2,399,594
Rights
Health Care	—	208	—	208
Short-Term Investments
Investment Companies	85,123,588	—	—	85,123,588

Total Assets	$222,904,391	$143,992,464	$—	$366,896,855

Total Liabilities	$—	$—	$—	$—

Total	$222,904,391	$143,992,464	$—	$366,896,855

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,641,863
Aggregate gross unrealized depreciation	(3,932,271)

Net unrealized appreciation	$50,709,592

Federal income tax cost of investments in securities and derivative instruments, if applicable	$316,187,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Entertainment (2.1%)
Liberty Media Corp.-Liberty Formula One, Class A*	47,284	$3,382,225
Liberty Media Corp.-Liberty Formula One, Class C*	365,298	28,285,024

		31,667,249

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	92,817	4,516,475

Total Communication Services		36,183,724

Consumer Discretionary (6.6%)
Hotels, Restaurants & Leisure (3.0%)
Aramark	602,595	23,338,504
DoorDash, Inc., Class A*	94,093	13,429,894
Empire Resorts, Inc.(r)*	111	—
Entain plc	823,191	8,399,514

		45,167,912

Specialty Retail (2.4%)
Burlington Stores, Inc.*	39,535	10,416,682
CarMax, Inc.*	250,201	19,360,553
Wayfair, Inc., Class A(x)*	124,432	6,990,590

		36,767,825

Textiles, Apparel & Luxury Goods (1.2%)
Gildan Activewear, Inc.	376,940	17,757,643

Total Consumer Discretionary		99,693,380

Consumer Staples (0.4%)
Consumer Staples Distribution & Retail (0.4%)
Dollar Tree, Inc.*	92,771	6,523,657

Total Consumer Staples		6,523,657

Financials (12.4%)
Capital Markets (2.5%)
Cboe Global Markets, Inc.	43,173	8,844,853
Charles Schwab Corp. (The)	182,661	11,838,259
LPL Financial Holdings, Inc.	74,694	17,376,065

		38,059,177

Financial Services (4.1%)
Fidelity National Information Services, Inc.	123,954	10,381,148
Global Payments, Inc.	107,472	11,007,282
WEX, Inc.*	193,134	40,505,994

		61,894,424

Insurance (5.8%)
Intact Financial Corp.	235,102	45,144,729
Ryan Specialty Holdings, Inc., Class A	158,542	10,525,603
W.R. Berkley Corp.	555,324	31,503,531

		87,173,863

Total Financials		187,127,464

Health Care (18.2%)
Biotechnology (3.0%)
Argenx SE (ADR)*	25,121	13,617,592
Ascendis Pharma A/S (ADR)*	67,371	10,059,164
Sarepta Therapeutics, Inc.*	67,047	8,373,500
Vaxcyte, Inc.*	122,094	13,951,681

		46,001,937

Health Care Equipment & Supplies (9.4%)
Boston Scientific Corp.*	538,259	45,106,104
Cooper Cos., Inc. (The)*	108,969	12,023,639
Dentsply Sirona, Inc.	322,911	8,737,972
ICU Medical, Inc.*	93,990	17,126,858
STERIS plc	49,516	12,009,611
Teleflex, Inc.	190,699	47,163,677

		142,167,861

Life Sciences Tools & Services (5.8%)
Avantor, Inc.*	870,317	22,515,101
Illumina, Inc.*	79,288	10,339,948
Revvity, Inc.	294,853	37,667,471
Waters Corp.*	45,403	16,340,085

		86,862,605

Total Health Care		275,032,403

Industrials (25.8%)
Aerospace & Defense (1.2%)
L3Harris Technologies, Inc.	78,915	18,771,511

Commercial Services & Supplies (4.8%)
Cimpress plc*	125,613	10,290,217
Clean Harbors, Inc.*	60,237	14,559,885
RB Global, Inc.	195,466	15,733,058
Rentokil Initial plc	868,259	4,230,024
Rentokil Initial plc (ADR)(x)	430,928	10,743,035
Veralto Corp.	145,325	16,256,055

		71,812,274

Construction & Engineering (0.8%)
API Group Corp.*	370,806	12,244,014

Electrical Equipment (1.6%)
Sensata Technologies Holding plc	677,599	24,298,700

Ground Transportation (3.1%)
JB Hunt Transport Services, Inc.	173,718	29,936,823
TFI International, Inc.	124,363	17,024,051

		46,960,874

Machinery (4.2%)
Fortive Corp.	318,506	25,139,679
Ingersoll Rand, Inc.	203,035	19,929,916
Westinghouse Air Brake Technologies Corp.	97,576	17,736,389

		62,805,984

Passenger Airlines (1.1%)
Ryanair Holdings plc (ADR)	384,095	17,353,412

Professional Services (7.1%)
Broadridge Financial Solutions, Inc.	129,906	27,933,687
Dayforce, Inc.(x)*	254,190	15,569,138
SS&C Technologies Holdings, Inc.	618,295	45,883,672
TransUnion	138,955	14,548,589
UL Solutions, Inc., Class A	68,901	3,396,819

		107,331,905

Trading Companies & Distributors (1.9%)
Ferguson Enterprises, Inc.	143,865	28,567,273

Total Industrials		390,145,947

Information Technology (24.4%)
Electronic Equipment, Instruments & Components (5.5%)
CDW Corp.	72,638	16,437,979
Flex Ltd.*	1,075,195	35,943,769
Teledyne Technologies, Inc.*	69,762	30,532,037

		82,913,785

IT Services (6.2%)
Amdocs Ltd.	343,610	30,059,003
GoDaddy, Inc., Class A*	349,737	54,831,767
TE Connectivity plc	57,632	8,701,855

		93,592,625

Semiconductors & Semiconductor Equipment (6.1%)
KLA Corp.	20,328	15,742,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Lam Research Corp.	7,668	$6,257,701
Microchip Technology, Inc.	101,414	8,142,530
NXP Semiconductors NV	131,805	31,634,518
ON Semiconductor Corp.*	408,768	29,680,645

		91,457,601

Software (6.6%)
AppLovin Corp., Class A*	113,840	14,861,812
Constellation Software, Inc.	22,500	73,200,488
Dynatrace, Inc.*	99,438	5,316,950
Topicus.com, Inc.	69,369	6,545,803

		99,925,053

Total Information Technology		367,889,064

Materials (1.3%)
Chemicals (1.3%)
Corteva, Inc.	326,231	19,179,120

Total Materials		19,179,120

Real Estate (1.6%)
Industrial REITs (0.3%)
Lineage, Inc. (REIT)	53,641	4,204,382

Specialized REITs (1.3%)
Lamar Advertising Co. (REIT), Class A	153,697	20,533,919

Total Real Estate		24,738,301

Utilities (4.6%)
Electric Utilities (2.1%)
Alliant Energy Corp.	505,213	30,661,377

Multi-Utilities (2.5%)
Ameren Corp.	228,694	20,001,577
DTE Energy Co.	139,183	17,872,489

		37,874,066

Total Utilities		68,535,443

Total Common Stocks (97.7%) (Cost $960,298,324)		1,475,048,503

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	916,884	916,884
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	8,200,111	8,205,031
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		13,121,915

Total Short-Term Investments (0.9%) (Cost $13,121,915)		13,121,915

Total Investments in Securities (98.6%) (Cost $973,420,239)		1,488,170,418
Other Assets Less Liabilities (1.4%)		21,873,983

Net Assets (100%)		$1,510,044,401

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $4,795,015. This was collateralized by cash of $4,916,884 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Country Diversification
As a Percentage of Total Net Assets
Canada	11.2%
China	2.1
Denmark	0.7
Ireland	1.3
Italy	1.2
Netherlands	1.3
United Kingdom	1.5
United States	79.3
Cash and Other	1.4

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$36,183,724	$—	$—		$36,183,724
Consumer Discretionary	91,293,866	8,399,514	—	(a)	99,693,380
Consumer Staples	6,523,657	—	—		6,523,657
Financials	187,127,464	—	—		187,127,464
Health Care	275,032,403	—	—		275,032,403
Industrials	385,915,923	4,230,024	—		390,145,947
Information Technology	367,889,064	—	—		367,889,064
Materials	19,179,120	—	—		19,179,120
Real Estate	24,738,301	—	—		24,738,301
Utilities	68,535,443	—	—		68,535,443
Short-Term Investments
Investment Companies	13,121,915	—	—		13,121,915

Total Assets	$1,475,540,880	$12,629,538	$—		$1,488,170,418

Total Liabilities	$—	$—	$—		$—

Total	$1,475,540,880	$12,629,538	$—		$1,488,170,418

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$577,876,443
Aggregate gross unrealized depreciation	(63,514,124)

Net unrealized appreciation	$514,362,319

Federal income tax cost of investments in securities and derivative instruments, if applicable	$973,808,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.5%)
Vanguard S&P 500 ETF	251,295	$132,600,833

Fixed Income (35.0%)
iShares 1-3 Year Treasury Bond ETF	1,279,811	106,416,285
iShares 3-7 Year Treasury Bond ETF	813,662	97,318,043
iShares 7-10 Year Treasury Bond ETF	331,672	32,543,656
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	29,702,168

Total Fixed Income		265,980,152

Total Exchange Traded Funds (52.5%) (Cost $352,896,702)		398,580,985

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (3.2%)
U.S. Treasury Notes
4.125%, 1/31/25	$24,665,200	24,619,256

Total Long-Term Debt Securities (3.2%) (Cost $24,591,332)		24,619,256

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (31.8%)
FFCB
3.07%, 10/3/24(o)(p)	35,000,000	34,991,054
4.35%, 10/21/24(o)(p)	15,000,000	14,962,001
4.37%, 10/23/24(o)(p)	25,000,000	24,930,332
4.38%, 10/24/24(o)(p)	20,000,000	19,941,734
FHLB
0.00%, 10/1/24(o)(p)	35,640,000	35,640,000
4.08%, 10/9/24(o)(p)	10,000,000	9,989,800
4.31%, 10/17/24(o)(p)	10,000,000	9,979,689
4.55%, 11/15/24(o)(p)	3,800,000	3,778,055
4.50%, 12/20/24(o)(p)	2,545,000	2,519,493
FHLMC
0.00%, 10/1/24(o)(p)	25,000,000	25,000,000
FNMA
0.00%, 10/1/24(o)(p)	25,000,000	25,000,000
3.90%, 10/7/24(o)(p)	25,000,000	24,981,043
4.34%, 10/23/24(o)(p)	10,000,000	9,972,378

Total U.S. Government Agency Securities		241,685,579

U.S. Treasury Obligations (13.2%)
U.S. Treasury Bills
0.00%, 10/1/24(p)	20,000,000	20,000,000
3.14%, 10/3/24(p)	20,000,000	19,994,762
4.12%, 10/8/24(p)	10,000,000	9,990,861
4.19%, 10/10/24(p)	10,000,000	9,988,361
4.50%, 10/22/24(p)	20,000,000	19,945,108
4.59%, 11/19/24(p)	20,000,000	19,873,420

Total U.S. Treasury Obligations		99,792,512

Total Short-Term Investments (45.0%) (Cost $341,453,492)		341,478,091

Total Investments in Securities (100.7%) (Cost $718,941,526)		764,678,332
Other Assets Less Liabilities (-0.7%)		(5,283,606)

Net Assets (100%)		$759,394,726

(o)	Discount Note Security. Effective rate calculated as of September 30, 2024.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,335	12/2024	EUR	74,748,579	2,649,411
FTSE 100 Index	304	12/2024	GBP	33,687,183	(190,092)
Russell 2000 E-Mini Index	746	12/2024	USD	83,895,160	1,568,319
S&P 500 E-Mini Index	452	12/2024	USD	131,402,050	2,771,765
TOPIX Index	197	12/2024	JPY	36,288,572	1,018,105

					7,817,508

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$398,580,985	$—	$—	$398,580,985
Futures	8,007,600	—	—	8,007,600
Short-Term Investments
U.S. Government Agency Securities	—	241,685,579	—	241,685,579
U.S. Treasury Obligations	—	99,792,512	—	99,792,512
U.S. Treasury Obligations	—	24,619,256	—	24,619,256

Total Assets	$406,588,585	$366,097,347	$—	$772,685,932

Liabilities:
Futures	$(190,092)	$—	$—	$(190,092)

Total Liabilities	$(190,092)	$—	$—	$(190,092)

Total	$406,398,493	$366,097,347	$—	$772,495,840

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,639,992
Aggregate gross unrealized depreciation	(2,455,849)

Net unrealized appreciation	$44,184,143

Federal income tax cost of investments in securities and derivative instruments, if applicable	$728,311,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.8%)
Entertainment (4.0%)
Netflix, Inc.*	114,425	$81,158,220
Spotify Technology SA*	73,542	27,102,433

		108,260,653

Interactive Media & Services (10.4%)
Alphabet, Inc., Class C	700,042	117,040,022
Meta Platforms, Inc., Class A	280,996	160,853,350

		277,893,372

Media (0.4%)
Trade Desk, Inc. (The), Class A*	95,950	10,520,918

Total Communication Services		396,674,943

Consumer Discretionary (14.4%)
Automobiles (1.5%)
Tesla, Inc.*	151,491	39,634,590

Broadline Retail (7.2%)
Amazon.com, Inc.*	902,022	168,073,759
MercadoLibre, Inc.*	12,602	25,858,800

		193,932,559

Hotels, Restaurants & Leisure (3.3%)
Airbnb, Inc., Class A*	10,584	1,342,157
Booking Holdings, Inc.	3,325	14,005,299
Chipotle Mexican Grill, Inc.*	129,660	7,471,009
DoorDash, Inc., Class A*	168,091	23,991,628
McDonald’s Corp.	82,219	25,036,508
Starbucks Corp.	165,856	16,169,302

		88,015,903

Household Durables (1.7%)
DR Horton, Inc.	243,639	46,479,012

Specialty Retail (0.7%)
AutoZone, Inc.*	6,237	19,646,800

Total Consumer Discretionary		387,708,864

Consumer Staples (1.7%)
Beverages (1.7%)
Celsius Holdings, Inc.*	204,858	6,424,347
Coca-Cola Co. (The)	497,962	35,783,549
Monster Beverage Corp.*	63,777	3,327,246

Total Consumer Staples		45,535,142

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Cheniere Energy, Inc.	21,954	3,948,207
ConocoPhillips	98,309	10,349,972

Total Energy		14,298,179

Financials (7.1%)
Capital Markets (2.9%)
Blackstone, Inc.	137,980	21,128,877
Goldman Sachs Group, Inc. (The)	49,781	24,647,071
KKR & Co., Inc.	235,204	30,712,938

		76,488,886

Financial Services (4.2%)
Berkshire Hathaway, Inc., Class B*	57,966	26,679,431
Block, Inc., Class A*	41,739	2,801,939
Mastercard, Inc., Class A	154,486	76,285,187
PayPal Holdings, Inc.*	103,820	8,101,075

		113,867,632

Total Financials		190,356,518

Health Care (10.6%)
Biotechnology (1.8%)
Regeneron Pharmaceuticals, Inc.*	45,275	47,594,891

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	124,842	14,233,237
Edwards Lifesciences Corp.*	89,014	5,874,034
Intuitive Surgical, Inc.*	107,268	52,697,550

		72,804,821

Health Care Providers & Services (0.7%)
McKesson Corp.	39,770	19,663,083

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.	8,099	5,009,798

Pharmaceuticals (5.2%)
Eli Lilly and Co.	156,301	138,473,308

Total Health Care		283,545,901

Industrials (7.5%)
Aerospace & Defense (1.5%)
TransDigm Group, Inc.	27,206	38,826,499

Building Products (1.1%)
Trane Technologies plc	76,016	29,549,700

Construction & Engineering (0.8%)
Quanta Services, Inc.	71,705	21,378,846

Electrical Equipment (1.6%)
Eaton Corp. plc	84,897	28,138,262
Vertiv Holdings Co., Class A	147,089	14,633,884

		42,772,146

Ground Transportation (1.0%)
Uber Technologies, Inc.*	349,813	26,291,945

Industrial Conglomerates (0.9%)
3M Co.	178,508	24,402,044

Trading Companies & Distributors (0.6%)
W.W. Grainger, Inc.	16,534	17,175,684

Total Industrials		200,396,864

Information Technology (38.4%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	72,457	27,810,446

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	291,920	19,021,507

IT Services (1.1%)
International Business Machines Corp.	85,344	18,867,851
MongoDB, Inc.*	13,145	3,553,751
Shopify, Inc., Class A*	91,091	7,300,033

		29,721,635

Semiconductors & Semiconductor Equipment (13.6%)
Advanced Micro Devices, Inc.*	23,740	3,895,259
ASML Holding NV (Registered) (ADR)	4,214	3,511,315
Broadcom, Inc.	366,723	63,259,718
Lam Research Corp.	25,701	20,974,072
NVIDIA Corp.	2,042,263	248,012,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	143,194	$24,868,502

		364,521,285

Software (16.8%)
Adobe, Inc.*	4,890	2,531,944
Fair Isaac Corp.*	9,287	18,049,470
HubSpot, Inc.*	22,054	11,723,907
Intuit, Inc.	37,580	23,337,180
Microsoft Corp.	612,214	263,435,684
Oracle Corp.	335,888	57,235,315
Palo Alto Networks, Inc.*	40,416	13,814,189
Salesforce, Inc.	13,444	3,679,757
ServiceNow, Inc.*	46,879	41,928,109
Synopsys, Inc.*	30,701	15,546,679

		451,282,234

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	600,299	139,869,667

Total Information Technology		1,032,226,774

Materials (0.2%)
Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	112,991	5,640,511

Total Materials		5,640,511

Total Investments in Securities (95.2%) (Cost $1,222,401,081)		2,556,383,696
Other Assets Less Liabilities (4.8%)		128,146,886

Net Assets (100%)		$2,684,530,582

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$396,674,943	$—	$—	$396,674,943
Consumer Discretionary	387,708,864	—	—	387,708,864
Consumer Staples	45,535,142	—	—	45,535,142
Energy	14,298,179	—	—	14,298,179
Financials	190,356,518	—	—	190,356,518
Health Care	283,545,901	—	—	283,545,901
Industrials	200,396,864	—	—	200,396,864
Information Technology	1,032,226,774	—	—	1,032,226,774
Materials	5,640,511	—	—	5,640,511

Total Assets	$2,556,383,696	$—	$—	$2,556,383,696

Total Liabilities	$—	$—	$—	$—

Total	$2,556,383,696	$—	$—	$2,556,383,696

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,345,593,191
Aggregate gross unrealized depreciation	(12,909,583)

Net unrealized appreciation	$1,332,683,608

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,223,700,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Entertainment (0.7%)
Live Nation Entertainment, Inc.*	71,396	$7,817,148

Media (0.5%)
Comcast Corp., Class A	137,087	5,726,124

Total Communication Services		13,543,272

Consumer Discretionary (8.9%)
Automobile Components (0.5%)
Gentex Corp.	185,027	5,493,452

Broadline Retail (1.2%)
Amazon.com, Inc.*	72,463	13,502,031

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.*	465,786	8,607,725
McDonald’s Corp.	73,017	22,234,407
Yum China Holdings, Inc.	50,901	2,291,563
Yum! Brands, Inc.	10,399	1,452,844

		34,586,539

Household Durables (0.8%)
Mohawk Industries, Inc.*	60,311	9,690,771

Leisure Products (0.2%)
Brunswick Corp.	31,212	2,616,190

Specialty Retail (1.7%)
Lowe’s Cos., Inc.	40,244	10,900,088
Ulta Beauty, Inc.*	22,095	8,597,606

		19,497,694

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	83,626	3,549,088
Kontoor Brands, Inc.	56,327	4,606,422
Tapestry, Inc.	185,086	8,695,340

		16,850,850

Total Consumer Discretionary		102,237,527

Consumer Staples (8.8%)
Consumer Staples Distribution & Retail (3.7%)
BJ’s Wholesale Club Holdings, Inc.*	136,021	11,219,012
Performance Food Group Co.*	285,339	22,362,018
Walmart, Inc.	114,243	9,225,122

		42,806,152

Food Products (3.1%)
Archer-Daniels-Midland Co.	89,254	5,332,034
Hershey Co. (The)	38,594	7,401,557
Lamb Weston Holdings, Inc.	110,854	7,176,688
Mondelez International, Inc., Class A	217,146	15,997,146

		35,907,425

Tobacco (2.0%)
Philip Morris International, Inc.	183,783	22,311,256

Total Consumer Staples		101,024,833

Energy (6.2%)
Oil, Gas & Consumable Fuels (6.2%)
Chevron Corp.	172,509	25,405,401
EQT Corp.	220,654	8,084,763
Exxon Mobil Corp.	275,011	32,236,789
Hess Corp.	42,889	5,824,326

Total Energy		71,551,279

Financials (22.4%)
Banks (10.3%)
Bank of America Corp.	604,325	23,979,616
Citigroup, Inc.	315,444	19,746,794
Fifth Third Bancorp	364,322	15,607,554
First Citizens BancShares, Inc., Class A	4,350	8,008,132
Truist Financial Corp.	561,441	24,012,832
Wells Fargo & Co.	482,040	27,230,440

		118,585,368

Capital Markets (2.0%)
CME Group, Inc.	46,909	10,350,471
Jefferies Financial Group, Inc.	54,070	3,328,009
LPL Financial Holdings, Inc.	12,861	2,991,854
Northern Trust Corp.	78,380	7,056,551

		23,726,885

Financial Services (9.1%)
Affirm Holdings, Inc., Class A*	55,027	2,246,202
Berkshire Hathaway, Inc., Class B*	68,586	31,567,392
Block, Inc., Class A*	333,458	22,385,036
Corpay, Inc.*	52,097	16,293,858
Fidelity National Information Services, Inc.	97,347	8,152,811
Fiserv, Inc.*	102,884	18,483,111
MGIC Investment Corp.	217,360	5,564,416

		104,692,826

Insurance (1.0%)
MetLife, Inc.	102,740	8,473,995
Oscar Health, Inc., Class A*	159,603	3,385,180

		11,859,175

Total Financials		258,864,254

Health Care (15.2%)
Biotechnology (4.7%)
AbbVie, Inc.	132,122	26,091,453
Biogen, Inc.*	32,779	6,353,881
BioMarin Pharmaceutical, Inc.*	59,852	4,206,997
Neurocrine Biosciences, Inc.*	14,882	1,714,704
Regeneron Pharmaceuticals, Inc.*	10,483	11,020,149
Vertex Pharmaceuticals, Inc.*	10,572	4,916,826

		54,304,010

Health Care Providers & Services (8.1%)
Cardinal Health, Inc.	144,993	16,024,626
CVS Health Corp.	406,623	25,568,454
Humana, Inc.	19,753	6,256,565
Labcorp Holdings, Inc.	36,564	8,171,323
McKesson Corp.	26,622	13,162,449
UnitedHealth Group, Inc.	42,317	24,741,904

		93,925,321

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	419,656	21,713,002
Elanco Animal Health, Inc.*	385,496	5,662,936

		27,375,938

Total Health Care		175,605,269

Industrials (12.8%)
Aerospace & Defense (0.5%)
Textron, Inc.	65,560	5,807,305

Air Freight & Logistics (1.1%)
FedEx Corp.	44,465	12,169,181

Building Products (3.7%)
Carrier Global Corp.	266,848	21,478,595
Masco Corp.	82,551	6,929,331
Owens Corning	45,577	8,045,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	16,490	$6,410,158

		42,863,336

Electrical Equipment (2.3%)
Emerson Electric Co.	117,404	12,840,476
GE Vernova, Inc.*	26,334	6,714,643
Regal Rexnord Corp.	44,980	7,461,282

		27,016,401

Ground Transportation (1.5%)
CSX Corp.	377,764	13,044,191
Uber Technologies, Inc.*	49,887	3,749,507

		16,793,698

Industrial Conglomerates (1.4%)
Honeywell International, Inc.	80,131	16,563,879

Machinery (0.4%)
Middleby Corp. (The)*	36,929	5,137,932

Passenger Airlines (1.1%)
Delta Air Lines, Inc.	124,385	6,317,514
Southwest Airlines Co.	199,763	5,918,978

		12,236,492

Professional Services (0.5%)
Genpact Ltd.	146,407	5,740,618

Trading Companies & Distributors (0.3%)
WESCO International, Inc.	17,017	2,858,516

Total Industrials		147,187,358

Information Technology (8.9%)
Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	134,004	6,050,281

IT Services (0.3%)
Globant SA*	17,671	3,501,332

Semiconductors & Semiconductor Equipment (2.1%)
First Solar, Inc.*	19,497	4,863,332
Intel Corp.	151,858	3,562,589
Microchip Technology, Inc.	98,930	7,943,090
Micron Technology, Inc.	75,991	7,881,026

		24,250,037

Software (1.9%)
Aspen Technology, Inc.*	14,909	3,560,567
Oracle Corp.	39,722	6,768,629
Salesforce, Inc.	43,509	11,908,848

		22,238,044

Technology Hardware, Storage & Peripherals (4.1%)
Hewlett Packard Enterprise Co.	872,407	17,849,447
Seagate Technology Holdings plc	135,451	14,835,948
Western Digital Corp.*	203,886	13,923,375

		46,608,770

Total Information Technology		102,648,464

Materials (4.3%)
Chemicals (1.3%)
Chemours Co. (The)	377,033	7,661,310
FMC Corp.	106,936	7,051,360

		14,712,670

Containers & Packaging (1.7%)
Graphic Packaging Holding Co.	289,434	8,564,352
International Paper Co.	108,117	5,281,515
Silgan Holdings, Inc.	119,154	6,255,585

		20,101,452

Metals & Mining (1.3%)
Alcoa Corp.	135,443	5,225,391
Freeport-McMoRan, Inc.	201,917	10,079,697

		15,305,088

Total Materials		50,119,210

Real Estate (6.4%)
Industrial REITs (0.1%)
Lineage, Inc. (REIT)	10,400	815,152

Office REITs (0.4%)
Vornado Realty Trust (REIT)	130,622	5,146,507

Real Estate Management & Development (0.4%)
Zillow Group, Inc., Class C*	72,160	4,607,416

Residential REITs (0.8%)
Equity LifeStyle Properties, Inc. (REIT)	132,222	9,432,717

Specialized REITs (4.7%)
Digital Realty Trust, Inc. (REIT)	106,691	17,265,805
Equinix, Inc. (REIT)	18,056	16,027,047
Outfront Media, Inc. (REIT)	258,218	4,746,047
SBA Communications Corp. (REIT)	67,017	16,130,992

		54,169,891

Total Real Estate		74,171,683

Utilities (3.1%)
Electric Utilities (0.5%)
NextEra Energy, Inc.	76,215	6,442,454

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp. (The)	613,807	12,312,968

Multi-Utilities (1.5%)
CMS Energy Corp.	52,937	3,738,940
Dominion Energy, Inc.	126,248	7,295,872
NiSource, Inc.	183,932	6,373,244

		17,408,056

Total Utilities		36,163,478

Total Common Stocks (98.2%) (Cost $974,300,240)		1,133,116,627

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (1.6%)
FFCB
0.00%, 10/1/24(o)(p)	$10,000,000	10,000,000
FHLB
0.00%, 10/1/24(o)(p)	8,397,000	8,397,000

Total U.S. Government Agency Securities		18,397,000

Total Short-Term Investments (1.6%) (Cost $18,397,000)		18,397,000

Total Investments in Securities (99.8%) (Cost $992,697,240)		1,151,513,627
Other Assets Less Liabilities (0.2%)		2,455,915

Net Assets (100%)		$1,153,969,542

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2024.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,543,272	$—	$—	$13,543,272
Consumer Discretionary	102,237,527	—	—	102,237,527
Consumer Staples	101,024,833	—	—	101,024,833
Energy	71,551,279	—	—	71,551,279
Financials	258,864,254	—	—	258,864,254
Health Care	175,605,269	—	—	175,605,269
Industrials	147,187,358	—	—	147,187,358
Information Technology	102,648,464	—	—	102,648,464
Materials	50,119,210	—	—	50,119,210
Real Estate	74,171,683	—	—	74,171,683
Utilities	36,163,478	—	—	36,163,478
Short-Term Investments
U.S. Government Agency Securities	—	18,397,000	—	18,397,000

Total Assets	$1,133,116,627	$18,397,000	$—	$1,151,513,627

Total Liabilities	$—	$—	$—	$—

Total	$1,133,116,627	$18,397,000	$—	$1,151,513,627

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,193,385
Aggregate gross unrealized depreciation	(16,074,036)

Net unrealized appreciation	$157,119,349

Federal income tax cost of investments in securities and derivative instruments, if applicable	$994,394,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	510,054	$11,221,188
Verizon Communications, Inc.	213,192	9,574,453

		20,795,641

Entertainment (1.5%)
Electronic Arts, Inc.	5,447	781,318
Live Nation Entertainment, Inc.*	3,274	358,470
Netflix, Inc.*	22,823	16,187,669
Take-Two Interactive Software, Inc.*	16,487	2,534,217
Walt Disney Co. (The)	119,015	11,448,053
Warner Bros Discovery, Inc.*	49,468	408,111

		31,717,838

Interactive Media & Services (5.1%)
Alphabet, Inc., Class A	188,926	31,333,377
Alphabet, Inc., Class C	144,206	24,109,801
Match Group, Inc.*	5,608	212,207
Meta Platforms, Inc., Class A	89,523	51,246,546
Pinterest, Inc., Class A*	29,415	952,163

		107,854,094

Media (0.4%)
Charter Communications, Inc., Class A*	7,501	2,430,924
Comcast Corp., Class A	85,213	3,559,347
Fox Corp., Class A	4,687	198,401
Fox Corp., Class B	2,869	111,317
Interpublic Group of Cos., Inc. (The)	8,199	259,334
News Corp., Class A	8,160	217,301
News Corp., Class B	2,666	74,515
Omnicom Group, Inc.	4,269	441,372
Paramount Global, Class B	11,916	126,548

		7,419,059

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	10,810	2,230,751

Total Communication Services		170,017,383

Consumer Discretionary (7.8%)
Automobile Components (0.0%)†
Aptiv plc*	6,108	439,837
BorgWarner, Inc.	4,724	171,434

		611,271

Automobiles (0.9%)
Ford Motor Co.	87,992	929,195
General Motors Co.	32,759	1,468,914
Tesla, Inc.*	61,204	16,012,803

		18,410,912

Broadline Retail (2.9%)
Amazon.com, Inc.*	319,960	59,618,147
eBay, Inc.	10,630	692,119

		60,310,266

Distributors (0.0%)†
Genuine Parts Co.	3,085	430,913
LKQ Corp.	5,641	225,189
Pool Corp.	867	326,685

		982,787

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	9,635	1,221,814
Aramark	58,575	2,268,610
Booking Holdings, Inc.	1,022	4,304,787
Caesars Entertainment, Inc.*	4,932	205,862
Carnival Corp.*	21,857	403,917
Chipotle Mexican Grill, Inc.*	59,975	3,455,760
Darden Restaurants, Inc.	2,525	414,428
Domino’s Pizza, Inc.	740	318,304
DoorDash, Inc., Class A*	36,930	5,271,019
Expedia Group, Inc.*	2,874	425,409
Hilton Worldwide Holdings, Inc.	5,412	1,247,466
Las Vegas Sands Corp.	8,214	413,493
Marriott International, Inc., Class A	14,084	3,501,282
McDonald’s Corp.	15,824	4,818,566
MGM Resorts International*	4,988	194,981
Norwegian Cruise Line Holdings Ltd.*	10,465	214,637
Royal Caribbean Cruises Ltd.	41,889	7,429,433
Starbucks Corp.	24,997	2,436,958
Wynn Resorts Ltd.	1,881	180,350
Yum! Brands, Inc.	16,826	2,350,760

		41,077,836

Household Durables (0.4%)
DR Horton, Inc.	6,473	1,234,854
Garmin Ltd.	3,317	583,892
Lennar Corp., Class A	5,315	996,456
Mohawk Industries, Inc.*	1,234	198,279
NVR, Inc.*	68	667,202
PulteGroup, Inc.	4,629	664,400
TopBuild Corp.*	10,245	4,167,769

		8,512,852

Leisure Products (0.0%)†
Hasbro, Inc.	2,833	204,883

Specialty Retail (1.4%)
AutoZone, Inc.*	373	1,174,965
Best Buy Co., Inc.	4,502	465,057
Burlington Stores, Inc.*	6,965	1,835,138
CarMax, Inc.*	3,446	266,651
Home Depot, Inc. (The)	21,874	8,863,345
Lowe’s Cos., Inc.	12,570	3,404,584
O’Reilly Automotive, Inc.*	6,606	7,607,470
Ross Stores, Inc.	7,313	1,100,680
TJX Cos., Inc. (The)	24,929	2,930,155
Tractor Supply Co.	8,149	2,370,788
Ulta Beauty, Inc.*	1,074	417,915

		30,436,748

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	3,316	528,736
Lululemon Athletica, Inc.*	2,503	679,189
NIKE, Inc., Class B	26,502	2,342,777
Ralph Lauren Corp.	893	173,126
Tapestry, Inc.	5,391	253,269

		3,977,097

Total Consumer Discretionary		164,524,652

Consumer Staples (5.4%)
Beverages (1.2%)
Brown-Forman Corp., Class B	3,904	192,077
Coca-Cola Co. (The)	215,268	15,469,158
Coca-Cola Consolidated, Inc.	1,650	2,172,060
Constellation Brands, Inc., Class A	3,456	890,577
Keurig Dr Pepper, Inc.	23,255	871,597
Molson Coors Beverage Co., Class B	3,673	211,271
Monster Beverage Corp.*	15,557	811,609
PepsiCo, Inc.	30,299	5,152,345

		25,770,694

Consumer Staples Distribution & Retail (1.4%)
Costco Wholesale Corp.	9,779	8,669,279
Dollar General Corp.	4,837	409,065
Dollar Tree, Inc.*	4,568	321,222
Kroger Co. (The)	14,483	829,876
Sysco Corp.	11,087	865,451
Target Corp.	10,176	1,586,031
Walgreens Boots Alliance, Inc.	16,560	148,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Walmart, Inc.	189,659	$15,314,964

		28,144,266

Food Products (0.4%)
Archer-Daniels-Midland Co.	10,547	630,078
Bunge Global SA	3,095	299,101
Campbell Soup Co.	4,189	204,926
Conagra Brands, Inc.	10,969	356,712
General Mills, Inc.	12,169	898,681
Hershey Co. (The)	3,293	631,531
Hormel Foods Corp.	6,203	196,635
J M Smucker Co. (The)	2,478	300,086
Kellanova	5,744	463,598
Kraft Heinz Co. (The)	19,469	683,557
Lamb Weston Holdings, Inc.	2,975	192,601
McCormick & Co., Inc. (Non-Voting)	5,753	473,472
Mondelez International, Inc., Class A	29,466	2,170,760
Tyson Foods, Inc., Class A	6,555	390,416

		7,892,154

Household Products (0.9%)
Church & Dwight Co., Inc.	25,240	2,643,133
Clorox Co. (The)	2,677	436,110
Colgate-Palmolive Co.	18,024	1,871,071
Kimberly-Clark Corp.	7,524	1,070,515
Procter & Gamble Co. (The)	76,858	13,311,805

		19,332,634

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	5,003	498,749
Kenvue, Inc.	42,674	987,050

		1,485,799

Tobacco (1.4%)
Altria Group, Inc.	37,637	1,920,992
British American Tobacco plc (ADR)	180,672	6,608,982
Philip Morris International, Inc.	177,947	21,602,766

		30,132,740

Total Consumer Staples		112,758,287

Energy (2.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	21,677	783,623
Halliburton Co.	19,674	571,530
Schlumberger NV	31,043	1,302,254

		2,657,407

Oil, Gas & Consumable Fuels (2.1%)
Antero Resources Corp.*	132,990	3,810,164
APA Corp.	7,840	191,766
Chevron Corp.	37,519	5,525,423
ConocoPhillips	25,615	2,696,747
Coterra Energy, Inc.	16,443	393,810
Devon Energy Corp.	14,106	551,827
Diamondback Energy, Inc.	3,871	667,360
EOG Resources, Inc.	12,542	1,541,788
EQT Corp.	13,225	484,564
Exxon Mobil Corp.	135,529	15,886,709
Hess Corp.	6,178	838,972
Kinder Morgan, Inc.	42,145	930,983
Kosmos Energy Ltd.*	674,475	2,718,134
Marathon Oil Corp.	12,467	331,996
Marathon Petroleum Corp.	7,383	1,202,765
Occidental Petroleum Corp.	14,983	772,224
ONEOK, Inc.	12,884	1,174,119
Phillips 66	9,201	1,209,472
Targa Resources Corp.	4,792	709,264
Valero Energy Corp.	7,017	947,506
Williams Cos., Inc. (The)	26,766	1,221,868

		43,807,461

Total Energy		46,464,868

Financials (10.6%)
Banks (2.3%)
Bank of America Corp.	148,913	5,908,868
Citigroup, Inc.	42,083	2,634,396
Citizens Financial Group, Inc.	10,172	417,764
Fifth Third Bancorp	15,044	644,485
Huntington Bancshares, Inc.	32,047	471,091
JPMorgan Chase & Co.	120,606	25,430,981
KeyCorp	20,056	335,938
M&T Bank Corp.	3,647	649,604
PNC Financial Services Group, Inc. (The)‡	8,768	1,620,765
Regions Financial Corp.	20,420	476,398
Truist Financial Corp.	85,931	3,675,269
US Bancorp	34,312	1,569,088
Wells Fargo & Co.	75,082	4,241,382

		48,076,029

Capital Markets (2.6%)
Ameriprise Financial, Inc.	2,166	1,017,608
Bank of New York Mellon Corp. (The)	16,279	1,169,809
BlackRock, Inc.‡	3,072	2,916,895
Blackstone, Inc.	15,857	2,428,182
Cboe Global Markets, Inc.	14,329	2,935,582
Charles Schwab Corp. (The)	32,953	2,135,684
CME Group, Inc.	19,112	4,217,063
FactSet Research Systems, Inc.	867	398,690
Franklin Resources, Inc.	7,151	144,093
Goldman Sachs Group, Inc. (The)	6,966	3,448,936
Intercontinental Exchange, Inc.	83,493	13,412,316
Invesco Ltd.	10,647	186,961
KKR & Co., Inc.	39,506	5,158,694
MarketAxess Holdings, Inc.	802	205,472
Moody’s Corp.	3,437	1,631,166
Morgan Stanley	27,480	2,864,515
MSCI, Inc.	6,012	3,504,575
Nasdaq, Inc.	8,968	654,754
Northern Trust Corp.	4,460	401,534
Raymond James Financial, Inc.	4,142	507,229
S&P Global, Inc.	7,063	3,648,887
State Street Corp.	6,713	593,899
T. Rowe Price Group, Inc.	4,848	528,093

		54,110,637

Consumer Finance (0.4%)
American Express Co.	12,389	3,359,897
Capital One Financial Corp.	8,363	1,252,192
Discover Financial Services	22,500	3,156,525
Synchrony Financial	8,929	445,378

		8,213,992

Financial Services (3.2%)
Berkshire Hathaway, Inc., Class B*	53,972	24,841,153
Corpay, Inc.*	1,580	494,161
Fidelity National Information Services, Inc.	11,956	1,001,315
Fiserv, Inc.*	12,700	2,281,555
Global Payments, Inc.	5,696	583,384
Jack Henry & Associates, Inc.	1,567	276,638
Mastercard, Inc., Class A	26,891	13,278,776
PayPal Holdings, Inc.*	22,551	1,759,654
Toast, Inc., Class A*	74,642	2,113,115
Visa, Inc., Class A	71,929	19,776,879

		66,406,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Insurance (2.0%)
Aflac, Inc.	11,118	$1,242,992
Allstate Corp. (The)	22,840	4,331,606
American International Group, Inc.	14,205	1,040,232
Aon plc, Class A	4,784	1,655,216
Arch Capital Group Ltd.*	23,012	2,574,582
Arthur J Gallagher & Co.	4,896	1,377,587
Assurant, Inc.	1,210	240,621
Brown & Brown, Inc.	5,118	530,225
Chubb Ltd.	8,286	2,389,599
Cincinnati Financial Corp.	3,425	466,211
Erie Indemnity Co., Class A	550	296,901
Everest Group Ltd.	960	376,157
Globe Life, Inc.	2,057	217,857
Hartford Financial Services Group, Inc. (The)	6,574	773,168
Kinsale Capital Group, Inc.	8,415	3,917,771
Loews Corp.	4,157	328,611
Marsh & McLennan Cos., Inc.	26,152	5,834,250
MetLife, Inc.	12,858	1,060,528
Principal Financial Group, Inc.	4,721	405,534
Progressive Corp. (The)	40,239	10,211,049
Prudential Financial, Inc.	7,836	948,940
Travelers Cos., Inc. (The)	4,988	1,167,791
W.R. Berkley Corp.	6,670	378,389
Willis Towers Watson plc	2,270	668,583

		42,434,400

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	282,975	2,959,919

Total Financials		222,201,607

Health Care (10.4%)
Biotechnology (1.5%)
AbbVie, Inc.	55,562	10,972,384
Alnylam Pharmaceuticals, Inc.*	5,247	1,443,082
Amgen, Inc.	20,384	6,567,929
Biogen, Inc.*	3,246	629,205
Gilead Sciences, Inc.	27,463	2,302,498
Incyte Corp.*	3,582	236,770
Moderna, Inc.*	7,457	498,351
Regeneron Pharmaceuticals, Inc.*	5,168	5,432,808
Vertex Pharmaceuticals, Inc.*	5,693	2,647,701

		30,730,728

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	54,064	6,163,837
Align Technology, Inc.*	1,537	390,890
Baxter International, Inc.	11,346	430,807
Becton Dickinson & Co.	22,850	5,509,135
Boston Scientific Corp.*	32,484	2,722,159
Cooper Cos., Inc. (The)*	4,302	474,683
Dexcom, Inc.*	8,929	598,600
Edwards Lifesciences Corp.*	13,179	869,682
GE HealthCare Technologies, Inc.	10,173	954,736
Hologic, Inc.*	5,187	422,533
IDEXX Laboratories, Inc.*	1,835	927,079
Insulet Corp.*	1,577	367,047
Intuitive Surgical, Inc.*	12,607	6,193,441
Medtronic plc	28,292	2,547,129
ResMed, Inc.	3,217	785,334
Solventum Corp.*	2,870	200,096
STERIS plc	2,194	532,133
Stryker Corp.	7,537	2,722,816
Teleflex, Inc.	1,082	267,600
Zimmer Biomet Holdings, Inc.	4,623	499,053

		33,578,790

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	5,388	595,482
Cencora, Inc.	3,776	849,902
Centene Corp.*	11,534	868,280
Cigna Group (The)	25,183	8,724,398
CVS Health Corp.	27,561	1,733,036
DaVita, Inc.*	1,018	166,881
Elevance Health, Inc.	7,710	4,009,200
HCA Healthcare, Inc.	4,099	1,665,957
Henry Schein, Inc.*	2,765	201,568
Humana, Inc.	2,637	835,243
Labcorp Holdings, Inc.	1,859	415,449
McKesson Corp.	2,856	1,412,063
Molina Healthcare, Inc.*	1,276	439,659
Quest Diagnostics, Inc.	2,440	378,810
UnitedHealth Group, Inc.	40,367	23,601,778
Universal Health Services, Inc., Class B	1,299	297,484

		46,195,190

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	6,382	947,599
Bio-Techne Corp.	3,696	295,421
Charles River Laboratories International, Inc.*	1,196	235,576
Danaher Corp.	44,286	12,312,394
IQVIA Holdings, Inc.*	3,820	905,225
Mettler-Toledo International, Inc.*	1,721	2,580,984
Revvity, Inc.	2,642	337,516
Thermo Fisher Scientific, Inc.	8,426	5,212,071
Waters Corp.*	1,309	471,096
West Pharmaceutical Services, Inc.	1,607	482,357

		23,780,239

Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	81,078	4,194,976
Catalent, Inc.*	3,807	230,590
Eli Lilly and Co.	38,532	34,137,040
Johnson & Johnson	79,475	12,879,718
Merck & Co., Inc.	55,914	6,349,594
Novo Nordisk A/S (ADR)	79,730	9,493,451
Pfizer, Inc.	124,999	3,617,471
Viatris, Inc.	26,222	304,437
Zoetis, Inc.	58,994	11,526,248

		82,733,525

Total Health Care		217,018,472

Industrials (6.5%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	1,582	632,167
Boeing Co. (The)*	13,002	1,976,824
General Dynamics Corp.	5,688	1,718,914
General Electric Co.	42,696	8,051,612
Howmet Aerospace, Inc.	9,076	909,869
Huntington Ingalls Industries, Inc.	813	214,941
L3Harris Technologies, Inc.	4,132	982,879
Lockheed Martin Corp.	4,679	2,735,156
Northrop Grumman Corp.	3,032	1,601,108
RTX Corp.	29,343	3,555,198
Textron, Inc.	4,254	376,819
TransDigm Group, Inc.	3,851	5,495,878

		28,251,365

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,503	276,256
Expeditors International of Washington, Inc.	3,198	420,217
FedEx Corp.	14,606	3,997,370
United Parcel Service, Inc., Class B	16,125	2,198,483

		6,892,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Building Products (0.5%)
A.O. Smith Corp.	2,555	$229,516
Allegion plc	1,914	278,946
Builders FirstSource, Inc.*	2,569	498,026
Carrier Global Corp.	61,995	4,989,977
Johnson Controls International plc	14,657	1,137,530
Masco Corp.	4,704	394,854
Trane Technologies plc	4,972	1,932,766

		9,461,615

Commercial Services & Supplies (0.3%)
Cintas Corp.	7,558	1,556,041
Copart, Inc.*	19,248	1,008,595
Republic Services, Inc.	4,478	899,361
Rollins, Inc.	6,315	319,413
Veralto Corp.	5,451	609,749
Waste Management, Inc.	8,013	1,663,499

		6,056,658

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	12,955	5,056,984
Quanta Services, Inc.	3,232	963,621

		6,020,605

Electrical Equipment (0.7%)
AMETEK, Inc.	5,039	865,247
Eaton Corp. plc	23,951	7,938,320
Emerson Electric Co.	12,633	1,381,671
GE Vernova, Inc.*	13,492	3,440,190
Generac Holdings, Inc.*	1,292	205,273
Hubbell, Inc., Class B	1,157	495,601
Rockwell Automation, Inc.	2,518	675,982

		15,002,284

Ground Transportation (1.0%)
CSX Corp.	42,766	1,476,710
JB Hunt Transport Services, Inc.	1,691	291,410
Norfolk Southern Corp.	4,962	1,233,057
Old Dominion Freight Line, Inc.	4,180	830,315
Saia, Inc.*	19,816	8,664,744
Uber Technologies, Inc.*	46,344	3,483,215
Union Pacific Corp.	18,831	4,641,465

		20,620,916

Industrial Conglomerates (0.2%)
3M Co.	12,118	1,656,531
Honeywell International, Inc.	14,364	2,969,182

		4,625,713

Machinery (1.0%)
Caterpillar, Inc.	10,696	4,183,420
Cummins, Inc.	3,042	984,969
Deere & Co.	5,653	2,359,166
Dover Corp.	3,051	584,999
Fortive Corp.	7,816	616,917
IDEX Corp.	1,680	360,360
Illinois Tool Works, Inc.	5,960	1,561,937
Ingersoll Rand, Inc.	32,936	3,232,998
Nordson Corp.	1,261	331,176
Otis Worldwide Corp.	8,836	918,414
PACCAR, Inc.	11,460	1,130,873
Parker-Hannifin Corp.	2,832	1,789,314
Pentair plc	3,644	356,347
Snap-on, Inc.	1,195	346,203
Stanley Black & Decker, Inc.	3,250	357,922
Westinghouse Air Brake Technologies Corp.	3,949	717,810
Xylem, Inc.	5,260	710,258

		20,543,083

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	14,284	725,484
Southwest Airlines Co.	13,523	400,687
United Airlines Holdings, Inc.*	7,549	430,746

		1,556,917

Professional Services (0.4%)
Automatic Data Processing, Inc.	8,995	2,489,186
Broadridge Financial Solutions, Inc.	2,533	544,671
Dayforce, Inc.(x)*	35,405	2,168,556
Equifax, Inc.	2,743	806,058
Jacobs Solutions, Inc.	2,753	360,368
Leidos Holdings, Inc.	3,062	499,106
Paychex, Inc.	7,024	942,551
Paycom Software, Inc.	1,114	185,559
Verisk Analytics, Inc.	3,101	830,944

		8,826,999

Trading Companies & Distributors (0.4%)
Fastenal Co.	12,545	895,964
FTAI Aviation Ltd.	32,059	4,260,641
United Rentals, Inc.	1,486	1,203,259
W.W. Grainger, Inc.	992	1,030,499

		7,390,363

Total Industrials		135,248,844

Information Technology (23.0%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	5,719	2,195,067
Cisco Systems, Inc.	88,870	4,729,662
F5, Inc.*	1,255	276,351
Juniper Networks, Inc.	7,041	274,458
Motorola Solutions, Inc.	3,672	1,651,041

		9,126,579

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	26,447	1,723,287
CDW Corp.	2,902	656,723
Corning, Inc.	17,167	775,090
Jabil, Inc.	2,397	287,232
Keysight Technologies, Inc.*	3,784	601,391
Teledyne Technologies, Inc.*	1,053	460,856
Trimble, Inc.*	5,359	332,740
Zebra Technologies Corp., Class A*	1,159	429,201

		5,266,520

IT Services (0.7%)
Accenture plc, Class A	19,140	6,765,607
Akamai Technologies, Inc.*	3,207	323,747
Amentum Holdings, Inc.*	2,753	88,784
Cognizant Technology Solutions Corp., Class A	11,120	858,242
EPAM Systems, Inc.*	1,251	248,987
Gartner, Inc.*	1,733	878,215
GoDaddy, Inc., Class A*	3,034	475,670
International Business Machines Corp.	20,319	4,492,124
TE Connectivity plc	6,847	1,033,829
VeriSign, Inc.*	1,794	340,788

		15,505,993

Semiconductors & Semiconductor Equipment (8.9%)
Advanced Micro Devices, Inc.*	35,701	5,857,820
Analog Devices, Inc.	10,946	2,519,441
Applied Materials, Inc.	18,264	3,690,241
Broadcom, Inc.	197,819	34,123,778
Enphase Energy, Inc.*	3,114	351,944
First Solar, Inc.*	2,307	575,458
Intel Corp.	94,107	2,207,750
KLA Corp.	7,586	5,874,674
Lam Research Corp.	2,876	2,347,046
Microchip Technology, Inc.	11,764	944,532
Micron Technology, Inc.	49,913	5,176,477
Monolithic Power Systems, Inc.	14,209	13,136,220
NVIDIA Corp.	745,411	90,522,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NXP Semiconductors NV	5,573	$1,337,576
ON Semiconductor Corp.*	112,600	8,175,886
Qorvo, Inc.*	2,101	217,033
QUALCOMM, Inc.	24,573	4,178,639
Skyworks Solutions, Inc.	3,418	337,596
Teradyne, Inc.	3,596	481,612
Texas Instruments, Inc.	20,140	4,160,320
Wolfspeed, Inc.(x)*	24,367	236,360

		186,453,115

Software (8.5%)
Adobe, Inc.*	9,781	5,064,406
ANSYS, Inc.*	1,893	603,167
AppLovin Corp., Class A*	58,125	7,588,219
Atlassian Corp., Class A*	14,417	2,289,564
Autodesk, Inc.*	4,801	1,322,580
Cadence Design Systems, Inc.*	6,103	1,654,096
Crowdstrike Holdings, Inc., Class A*	5,151	1,444,701
DocuSign, Inc.*	10,189	632,635
Fair Isaac Corp.*	550	1,068,936
Fortinet, Inc.*	14,004	1,086,010
Gen Digital, Inc.	11,658	319,779
Intuit, Inc.	16,241	10,085,661
Microsoft Corp.	243,478	104,768,583
Oracle Corp.	35,258	6,007,963
Palantir Technologies, Inc., Class A*	44,421	1,652,461
Palo Alto Networks, Inc.*	7,143	2,441,477
PTC, Inc.*	2,630	475,136
Roper Technologies, Inc.	2,344	1,304,295
Salesforce, Inc.	39,018	10,679,617
ServiceNow, Inc.*	17,673	15,806,555
Synopsys, Inc.*	3,360	1,701,470
Tyler Technologies, Inc.*	942	549,864

		178,547,175

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	354,811	82,670,963
Dell Technologies, Inc., Class C	6,346	752,255
Hewlett Packard Enterprise Co.	28,159	576,133
HP, Inc.	21,586	774,290
NetApp, Inc.	4,438	548,137
Seagate Technology Holdings plc	4,702	515,010
Super Micro Computer, Inc.*	1,081	450,129
Western Digital Corp.*	7,317	499,678

		86,786,595

Total Information Technology		481,685,977

Materials (2.1%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	4,878	1,452,376
Albemarle Corp.(x)	2,577	244,068
Celanese Corp.	2,381	323,721
CF Industries Holdings, Inc.	3,991	342,428
Corteva, Inc.	152,436	8,961,712
Dow, Inc.	15,671	856,107
DuPont de Nemours, Inc.	9,162	816,426
Eastman Chemical Co.	2,637	295,212
Ecolab, Inc.	5,577	1,423,975
FMC Corp.	2,560	168,806
International Flavors & Fragrances, Inc.	5,552	582,571
Linde plc	17,189	8,196,747
LyondellBasell Industries NV, Class A	5,888	564,659
Mosaic Co. (The)	6,784	181,676
PPG Industries, Inc.	5,225	692,103
Sherwin-Williams Co. (The)	17,574	6,707,469

		31,810,056

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,370	737,402
Vulcan Materials Co.	2,881	721,489

		1,458,891

Containers & Packaging (0.1%)
Amcor plc	30,998	351,207
Avery Dennison Corp.	1,771	390,966
Ball Corp.	6,529	443,384
International Paper Co.	7,954	388,553
Packaging Corp. of America	1,977	425,846
Smurfit WestRock plc	10,883	537,838

		2,537,794

Metals & Mining (0.4%)
ATI, Inc.*	49,795	3,331,783
Freeport-McMoRan, Inc.	31,492	1,572,081
Newmont Corp.	25,311	1,352,873
Nucor Corp.	5,189	780,114
Steel Dynamics, Inc.	3,320	418,586

		7,455,437

Total Materials		43,262,178

Real Estate (1.3%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,425	406,719
Healthpeak Properties, Inc. (REIT)	15,871	362,970
Ventas, Inc. (REIT)	9,303	596,601
Welltower, Inc. (REIT)	31,503	4,033,329

		5,399,619

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	14,686	258,473

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	20,424	2,579,143

Office REITs (0.0%)†
BXP, Inc. (REIT)	3,243	260,932

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	6,547	814,970
CoStar Group, Inc.*	8,886	670,360

		1,485,330

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	3,203	721,476
Camden Property Trust (REIT)	2,472	305,366
Equity Residential (REIT)	7,386	549,961
Essex Property Trust, Inc. (REIT)	1,378	407,089
Invitation Homes, Inc. (REIT)	12,842	452,809
Mid-America Apartment Communities, Inc. (REIT)	2,588	411,233
UDR, Inc. (REIT)	6,706	304,050

		3,151,984

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,662	191,080
Kimco Realty Corp. (REIT)	14,394	334,229
Realty Income Corp. (REIT)	19,160	1,215,127
Regency Centers Corp. (REIT)	3,580	258,584
Simon Property Group, Inc. (REIT)	6,760	1,142,575

		3,141,595

Specialized REITs (0.5%)
American Tower Corp. (REIT)	10,303	2,396,066
Crown Castle, Inc. (REIT)	9,586	1,137,187
Digital Realty Trust, Inc. (REIT)	6,789	1,098,664
Equinix, Inc. (REIT)	2,094	1,858,697
Extra Space Storage, Inc. (REIT)	4,724	851,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Iron Mountain, Inc. (REIT)	6,536	$776,673
Public Storage (REIT)	3,475	1,264,448
SBA Communications Corp. (REIT)	2,322	558,905
VICI Properties, Inc. (REIT), Class A	22,820	760,134
Weyerhaeuser Co. (REIT)	15,690	531,264

		11,233,256

Total Real Estate		27,510,332

Utilities (3.1%)
Electric Utilities (2.3%)
Alliant Energy Corp.	5,641	342,352
American Electric Power Co., Inc.	61,854	6,346,220
Constellation Energy Corp.	26,976	7,014,300
Duke Energy Corp.	58,165	6,706,424
Edison International	8,518	741,833
Entergy Corp.	4,658	613,039
Evergy, Inc.	5,196	322,204
Eversource Energy	7,672	522,080
Exelon Corp.	22,238	901,751
FirstEnergy Corp.	11,462	508,340
NextEra Energy, Inc.	108,305	9,155,022
NRG Energy, Inc.	4,725	430,447
PG&E Corp.	46,976	928,715
Pinnacle West Capital Corp.	2,520	223,247
PPL Corp.	15,935	527,130
Southern Co. (The)	129,253	11,656,036
Xcel Energy, Inc.	12,431	811,744

		47,750,884

Gas Utilities (0.2%)
Atmos Energy Corp.	34,437	4,776,756

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	15,295	306,818
Vistra Corp.	7,386	875,536

		1,182,354

Multi-Utilities (0.5%)
Ameren Corp.	5,780	505,519
CenterPoint Energy, Inc.	14,888	438,005
CMS Energy Corp.	68,638	4,847,902
Consolidated Edison, Inc.	7,659	797,532
Dominion Energy, Inc.	18,457	1,066,630
DTE Energy Co.	4,618	592,997
NiSource, Inc.	10,047	348,128
Public Service Enterprise Group, Inc.	11,166	996,119
Sempra	13,882	1,160,952
WEC Energy Group, Inc.	7,076	680,570

		11,434,354

Water Utilities (0.0%)†
American Water Works Co., Inc.	4,314	630,879

Total Utilities		65,775,227

Total Common Stocks (80.5%) (Cost $638,289,142)		1,686,467,827

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	110,344	63,648,626
iShares Morningstar Growth ETF	88,790	7,461,911
iShares Morningstar U.S. Equity ETF(x)‡	401,408	31,803,556
iShares Morningstar Value ETF(x)	6,126	503,557
iShares Russell 1000 ETF(x)	102,899	32,350,417
SPDR Portfolio S&P 500 Growth ETF(x)	78,900	6,543,966
SPDR Portfolio S&P 500 Value ETF(x)	8,100	428,166
Vanguard Growth ETF	20,100	7,716,993
Vanguard Large-Cap ETF	120,113	31,624,552
Vanguard Russell 1000 Growth ETF(x)	74,000	7,142,480
Vanguard Russell 1000 Value ETF(x)	6,400	533,312
Vanguard Value ETF(x)	3,100	541,167

Total Exchange Traded Funds (9.1%) (Cost $54,460,547)		190,298,703

SHORT-TERM INVESTMENTS:
Investment Companies (6.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	12,937,261	12,937,261
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	96,889,422	96,947,556
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		131,884,817

Total Short-Term Investments (6.3%) (Cost $131,848,363)		131,884,817

Total Investments in Securities (95.9%) (Cost $824,598,052)		2,008,651,347
Other Assets Less Liabilities (4.1%)		86,884,047

Net Assets (100%)		$2,095,535,394

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $37,108,514. This was collateralized by $3,179,361 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/24/24 – 2/15/54 and by cash of $34,937,261 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	8,768	1,605,175	—	(252,684)	189,692	78,582	1,620,765	45,351	—
Capital Markets
BlackRock, Inc.	3,072	2,936,281	—	(444,203)	333,877	90,940	2,916,895	50,424	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF (x)	401,408	30,736,750	—	(4,714,035)	2,992,566	2,788,275	31,803,556	285,193	—

Total		35,278,206	—	(5,410,922)	3,516,135	2,957,797	36,341,216	380,968	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	716	12/2024	USD	208,150,150	4,747,126

					4,747,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$170,017,383	$—	$—	$170,017,383
Consumer Discretionary	164,524,652	—	—	164,524,652
Consumer Staples	112,758,287	—	—	112,758,287
Energy	46,464,868	—	—	46,464,868
Financials	222,201,607	—	—	222,201,607
Health Care	217,018,472	—	—	217,018,472
Industrials	135,248,844	—	—	135,248,844
Information Technology	481,685,977	—	—	481,685,977
Materials	43,262,178	—	—	43,262,178
Real Estate	27,510,332	—	—	27,510,332
Utilities	65,775,227	—	—	65,775,227
Exchange Traded Funds	190,298,703	—	—	190,298,703
Futures	4,747,126	—	—	4,747,126
Short-Term Investments
Investment Companies	131,884,817	—	—	131,884,817

Total Assets	$2,013,398,473	$—	$—	$2,013,398,473

Total Liabilities	$—	$—	$—	$—

Total	$2,013,398,473	$—	$—	$2,013,398,473

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,199,554,998
Aggregate gross unrealized depreciation	(21,128,480)

Net unrealized appreciation	$1,178,426,518

Federal income tax cost of investments in securities and derivative instruments, if applicable	$834,971,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.7%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	951	$28,958

Entertainment (1.4%)
Liberty Media Corp.-Liberty Formula One, Class A*	739	52,861
Liberty Media Corp.-Liberty Formula One, Class C*	6,564	508,250
Live Nation Entertainment, Inc.*	14,136	1,547,751
Madison Square Garden Sports Corp.*	133	27,698
Netflix, Inc.*	38,323	27,181,354
ROBLOX Corp., Class A*	45,741	2,024,497
Roku, Inc.*	1,697	126,698
Spotify Technology SA*	13,160	4,849,855
TKO Group Holdings, Inc., Class A*	968	119,751

		36,438,715

Interactive Media & Services (11.1%)
Alphabet, Inc., Class A	526,478	87,316,376
Alphabet, Inc., Class C	441,164	73,758,209
Meta Platforms, Inc., Class A	196,254	112,343,640
Pinterest, Inc., Class A*	53,833	1,742,574
TripAdvisor, Inc.*	512	7,419
Trump Media & Technology Group Corp.(x)*	3,230	51,906

		275,220,124

Media (0.2%)
Liberty Broadband Corp., Class A*	363	27,885
Liberty Broadband Corp., Class C*	2,420	187,042
Nexstar Media Group, Inc., Class A	1,090	180,232
Trade Desk, Inc. (The), Class A*	39,569	4,338,741

		4,733,900

Total Communication Services		316,421,697

Consumer Discretionary (14.1%)
Automobiles (2.6%)
Tesla, Inc.*	248,936	65,129,126

Broadline Retail (6.4%)
Amazon.com, Inc.*	832,073	155,040,162
Coupang, Inc., Class A*	103,687	2,545,516
Etsy, Inc.*	6,788	376,937

		157,962,615

Distributors (0.1%)
Pool Corp.	3,337	1,257,382

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	774	108,461
Duolingo, Inc., Class A*	3,284	926,154
Grand Canyon Education, Inc.*	845	119,863
H&R Block, Inc.	2,422	153,918

		1,308,396

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	39,140	4,963,343
Booking Holdings, Inc.	2,866	12,071,936
Cava Group, Inc.*	6,753	836,359
Chipotle Mexican Grill, Inc.*	122,330	7,048,655
Choice Hotels International, Inc.(x)	2,120	276,236
Churchill Downs, Inc.	6,236	843,169
Darden Restaurants, Inc.	5,626	923,395
Domino’s Pizza, Inc.	1,086	467,132
DoorDash, Inc., Class A*	27,111	3,869,553
DraftKings, Inc., Class A*	40,531	1,588,815
Dutch Bros, Inc., Class A*	3,863	123,732
Expedia Group, Inc.*	11,320	1,675,586
Hilton Worldwide Holdings, Inc.	11,284	2,600,962
Hyatt Hotels Corp., Class A	568	86,450
Las Vegas Sands Corp.	31,679	1,594,721
Light & Wonder, Inc.*	8,078	732,917
McDonald’s Corp.	4,130	1,257,626
Norwegian Cruise Line Holdings Ltd.*	38,315	785,841
Planet Fitness, Inc., Class A*	4,230	343,561
Royal Caribbean Cruises Ltd.	7,382	1,309,271
Starbucks Corp.	78,748	7,677,142
Texas Roadhouse, Inc., Class A	5,968	1,053,949
Vail Resorts, Inc.	2,855	497,598
Wendy’s Co. (The)	7,596	133,082
Wingstop, Inc.	2,626	1,092,626
Wyndham Hotels & Resorts, Inc.	599	46,806
Wynn Resorts Ltd.	686	65,774
Yum! Brands, Inc.	9,687	1,353,371

		55,319,608

Household Durables (0.0%)†
SharkNinja, Inc.	1,173	127,517
Tempur Sealy International, Inc.	15,017	819,928
TopBuild Corp.*	227	92,346

		1,039,791

Leisure Products (0.0%)†
Hasbro, Inc.	10,880	786,842
YETI Holdings, Inc.*	2,272	93,220

		880,062

Specialty Retail (2.3%)
AutoZone, Inc.*	1,394	4,391,156
Burlington Stores, Inc.*	5,676	1,495,512
CarMax, Inc.*	985	76,219
Carvana Co.*	3,390	590,233
Dick’s Sporting Goods, Inc.(x)	458	95,585
Five Below, Inc.*	3,873	342,180
Floor & Decor Holdings, Inc., Class A*	3,430	425,903
Home Depot, Inc. (The)	70,896	28,727,059
Murphy USA, Inc.	1,659	817,671
O’Reilly Automotive, Inc.*	4,774	5,497,738
RH*	261	87,286
Ross Stores, Inc.	6,804	1,024,070
TJX Cos., Inc. (The)	59,979	7,049,932
Tractor Supply Co.	9,657	2,809,511
Ulta Beauty, Inc.*	3,709	1,443,246
Valvoline, Inc.*	11,561	483,828
Williams-Sonoma, Inc.	6,744	1,044,781

		56,401,910

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	958	138,728
Deckers Outdoor Corp.*	13,579	2,165,172
Lululemon Athletica, Inc.*	10,806	2,932,208
NIKE, Inc., Class B	66,576	5,885,318
Skechers USA, Inc., Class A*	1,026	68,660

		11,190,086

Total Consumer Discretionary		350,488,976

Consumer Staples (3.6%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	161	46,551
Celsius Holdings, Inc.*	15,763	494,328
Coca-Cola Co. (The)	199,234	14,316,955
Monster Beverage Corp.*	51,269	2,674,704
PepsiCo, Inc.	97,279	16,542,294

		34,074,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (1.5%)
Casey’s General Stores, Inc.	573	$215,282
Costco Wholesale Corp.	39,708	35,201,936
Performance Food Group Co.*	1,956	153,292
Sysco Corp.	27,693	2,161,715

		37,732,225

Food Products (0.0%)†
Freshpet, Inc.*	1,329	181,767
Hershey Co. (The)	1,812	347,506
Lamb Weston Holdings, Inc.	4,134	267,635
Pilgrim’s Pride Corp.*	347	15,979

		812,887

Household Products (0.6%)
Clorox Co. (The)	11,113	1,810,419
Colgate-Palmolive Co.	40,027	4,155,203
Kimberly-Clark Corp.	12,376	1,760,857
Procter & Gamble Co. (The)	47,130	8,162,916

		15,889,395

Personal Care Products (0.1%)
e.l.f. Beauty, Inc.*	4,811	524,544
Estee Lauder Cos., Inc. (The), Class A	7,451	742,790

		1,267,334

Total Consumer Staples		89,776,673

Energy (0.4%)
Energy Equipment & Services (0.0%)†
Weatherford International plc	6,459	548,498

Oil, Gas & Consumable Fuels (0.4%)
Antero Midstream Corp.	11,589	174,414
Cheniere Energy, Inc.	10,506	1,889,399
Civitas Resources, Inc.(x)	2,460	124,648
EQT Corp.	3,271	119,849
Hess Corp.	16,182	2,197,516
Matador Resources Co.	800	39,536
New Fortress Energy, Inc.(x)	3,083	28,025
Permian Resources Corp.	12,477	169,812
Targa Resources Corp.	19,672	2,911,653
Texas Pacific Land Corp.	1,681	1,487,248
Viper Energy, Inc., Class A	2,648	119,451

		9,261,551

Total Energy		9,810,049

Financials (6.3%)
Banks (0.2%)
NU Holdings Ltd., Class A*	284,891	3,888,762
Popular, Inc.	658	65,978

		3,954,740

Capital Markets (1.6%)
Ameriprise Financial, Inc.	8,181	3,843,516
Ares Management Corp., Class A	16,384	2,553,283
Blackstone, Inc.	63,201	9,677,969
Blue Owl Capital, Inc., Class A	44,909	869,438
Charles Schwab Corp. (The)	13,355	865,537
Coinbase Global, Inc., Class A*	14,843	2,644,577
FactSet Research Systems, Inc.	1,205	554,119
Goldman Sachs Group, Inc. (The)	7,598	3,761,846
Houlihan Lokey, Inc., Class A	432	68,265
Jefferies Financial Group, Inc.	4,406	271,189
KKR & Co., Inc.	17,370	2,268,175
Lazard, Inc.	9,170	461,985
LPL Financial Holdings, Inc.	6,664	1,550,246
Moody’s Corp.	14,151	6,715,923
Morgan Stanley	6,134	639,408
Morningstar, Inc.	2,389	762,378
MSCI, Inc.	3,983	2,321,810
TPG, Inc., Class A	1,865	107,349
Tradeweb Markets, Inc., Class A	4,104	507,542
XP, Inc., Class A	3,688	66,163

		40,510,718

Consumer Finance (0.2%)
Ally Financial, Inc.	3,341	118,906
American Express Co.	18,846	5,111,035
Credit Acceptance Corp.*	438	194,218
SoFi Technologies, Inc.(x)*	14,572	114,536

		5,538,695

Financial Services (3.6%)
Apollo Global Management, Inc.	34,945	4,364,980
Block, Inc., Class A*	20,987	1,408,857
Corpay, Inc.*	6,113	1,911,902
Equitable Holdings, Inc.‡	29,245	1,229,167
Fiserv, Inc.*	16,321	2,932,068
Mastercard, Inc., Class A	74,016	36,549,101
Shift4 Payments, Inc., Class A(x)*	5,485	485,971
Toast, Inc., Class A*	39,705	1,124,049
UWM Holdings Corp., Class A	5,800	49,416
Visa, Inc., Class A	141,119	38,800,669
Western Union Co. (The)	5,326	63,539
WEX, Inc.*	341	71,518

		88,991,237

Insurance (0.7%)
Allstate Corp. (The)	3,669	695,826
Arthur J Gallagher & Co.	1,333	375,066
Brown & Brown, Inc.	9,407	974,565
Everest Group Ltd.	628	246,069
Kinsale Capital Group, Inc.	1,971	917,638
Markel Group, Inc.*	271	425,085
Marsh & McLennan Cos., Inc.	6,049	1,349,471
Progressive Corp. (The)	44,135	11,199,698
RLI Corp.	226	35,026
Ryan Specialty Holdings, Inc., Class A	9,158	608,000

		16,826,444

Total Financials		155,821,834

Health Care (7.7%)
Biotechnology (1.6%)
AbbVie, Inc.	68,552	13,537,649
Alnylam Pharmaceuticals, Inc.*	10,040	2,761,301
Amgen, Inc.	37,417	12,056,132
Apellis Pharmaceuticals, Inc.*	9,347	269,567
Exact Sciences Corp.*	6,450	439,374
Exelixis, Inc.*	21,368	554,500
Incyte Corp.*	840	55,524
Ionis Pharmaceuticals, Inc.*	13,025	521,782
Natera, Inc.*	10,131	1,286,130
Neurocrine Biosciences, Inc.*	8,927	1,028,569
Regeneron Pharmaceuticals, Inc.*	786	826,275
Sarepta Therapeutics, Inc.*	8,106	1,012,358
Ultragenyx Pharmaceutical, Inc.*	8,067	448,122
Vertex Pharmaceuticals, Inc.*	11,579	5,385,161
Viking Therapeutics, Inc.*	9,413	595,937

		40,778,381

Health Care Equipment & Supplies (1.2%)
Align Technology, Inc.*	3,931	999,732
Dexcom, Inc.*	35,837	2,402,512
Edwards Lifesciences Corp.*	10,223	674,616
GE HealthCare Technologies, Inc.	3,715	348,653
IDEXX Laboratories, Inc.*	7,380	3,728,524
Inspire Medical Systems, Inc.*	2,622	553,373
Insulet Corp.*	6,252	1,455,153
Intuitive Surgical, Inc.*	31,641	15,544,274
Masimo Corp.*	1,994	265,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Penumbra, Inc.*	3,300	$641,223
ResMed, Inc.	3,554	867,602
Stryker Corp.	9,626	3,477,489

		30,959,011

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	12,952	1,431,455
Cencora, Inc.	14,870	3,346,939
Chemed Corp.	136	81,732
Cigna Group (The)	2,272	787,112
DaVita, Inc.*	4,513	739,816
Elevance Health, Inc.	3,332	1,732,640
HCA Healthcare, Inc.	4,138	1,681,807
McKesson Corp.	5,007	2,475,561
Molina Healthcare, Inc.*	3,280	1,130,157
UnitedHealth Group, Inc.	5,601	3,274,793

		16,682,012

Health Care Technology (0.1%)
Doximity, Inc., Class A*	823	35,858
Veeva Systems, Inc., Class A*	13,205	2,771,333

		2,807,191

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	6,242	140,945
Bruker Corp.	6,196	427,896
Fortrea Holdings, Inc.*	809	16,180
IQVIA Holdings, Inc.*	1,823	431,996
Medpace Holdings, Inc.*	2,274	759,061
Repligen Corp.*	713	106,109
Waters Corp.*	3,218	1,158,126
West Pharmaceutical Services, Inc.	3,945	1,184,131

		4,224,444

Pharmaceuticals (3.9%)
Eli Lilly and Co.	71,705	63,526,328
Intra-Cellular Therapies, Inc.*	9,213	674,115
Merck & Co., Inc.	227,115	25,791,179
Zoetis, Inc.	33,791	6,602,086

		96,593,708

Total Health Care		192,044,747

Industrials (4.6%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	6,428	2,568,629
Boeing Co. (The)*	8,538	1,298,118
BWX Technologies, Inc.	1,665	180,985
General Electric Co.	20,962	3,953,014
HEICO Corp.	3,945	1,031,539
HEICO Corp., Class A	7,270	1,481,335
Howmet Aerospace, Inc.	2,213	221,853
Loar Holdings, Inc.*	859	64,073
Lockheed Martin Corp.	6,119	3,576,923
Spirit AeroSystems Holdings, Inc., Class A*	1,297	42,165
TransDigm Group, Inc.	985	1,405,723

		15,824,357

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	2,060	270,684

Building Products (0.3%)
AAON, Inc.	6,113	659,226
Advanced Drainage Systems, Inc.	2,378	373,727
Armstrong World Industries, Inc.	1,310	172,173
AZEK Co., Inc. (The), Class A*	9,020	422,136
Builders FirstSource, Inc.*	978	189,595
Carlisle Cos., Inc.	556	250,061
Lennox International, Inc.	2,869	1,733,708
Simpson Manufacturing Co., Inc.	357	68,283
Trane Technologies plc	6,914	2,687,679
Trex Co., Inc.*	9,701	645,893

		7,202,481

Commercial Services & Supplies (0.8%)
Cintas Corp.	29,382	6,049,166
Copart, Inc.*	72,786	3,813,986
Rollins, Inc.	25,014	1,265,208
Tetra Tech, Inc.	5,128	241,837
Veralto Corp.	9,949	1,112,895
Waste Management, Inc.	35,910	7,454,916

		19,938,008

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	3,146	1,228,041
EMCOR Group, Inc.	1,644	707,791
Quanta Services, Inc.	3,979	1,186,339
WillScot Holdings Corp.*	4,860	182,736

		3,304,907

Electrical Equipment (0.2%)
Generac Holdings, Inc.*	2,582	410,228
Rockwell Automation, Inc.	944	253,426
Vertiv Holdings Co., Class A	32,051	3,188,754

		3,852,408

Ground Transportation (1.1%)
Avis Budget Group, Inc.	605	52,992
Lyft, Inc., Class A*	22,263	283,853
Old Dominion Freight Line, Inc.	17,586	3,493,283
Saia, Inc.*	1,384	605,168
Uber Technologies, Inc.*	179,954	13,525,343
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	299	23,166
U-Haul Holding Co. (New York Stock Exchange)	3,887	279,864
Union Pacific Corp.	26,172	6,450,875
XPO, Inc.*	10,232	1,100,042

		25,814,586

Industrial Conglomerates (0.1%)
3M Co.	9,205	1,258,323
Honeywell International, Inc.	9,046	1,869,899

		3,128,222

Machinery (0.2%)
Caterpillar, Inc.	6,219	2,432,375
Illinois Tool Works, Inc.	9,944	2,606,024
Lincoln Electric Holdings, Inc.	1,378	264,604

		5,303,003

Passenger Airlines (0.0%)†
American Airlines Group, Inc.(x)*	4,218	47,410

Professional Services (0.8%)
Automatic Data Processing, Inc.	34,165	9,454,481
Booz Allen Hamilton Holding Corp.	11,462	1,865,555
Broadridge Financial Solutions, Inc.	9,571	2,058,052
Dayforce, Inc.(x)*	1,429	87,526
Equifax, Inc.	2,211	649,725
KBR, Inc.	1,024	66,693
Paychex, Inc.	10,337	1,387,122
Paycom Software, Inc.	2,872	478,389
Paycor HCM, Inc.*	630	8,940
Paylocity Holding Corp.*	3,924	647,342
TransUnion	990	103,653
Verisk Analytics, Inc.	12,752	3,417,026

		20,224,504

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A*	11,283	500,965
Fastenal Co.	43,202	3,085,487
Ferguson Enterprises, Inc.	1,213	240,865
SiteOne Landscape Supply, Inc.*	1,473	222,291
United Rentals, Inc.	1,440	1,166,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	3,386	$3,517,411

		8,733,030

Total Industrials		113,643,600

Information Technology (48.4%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	23,067	8,853,576
Motorola Solutions, Inc.	7,024	3,158,201
Ubiquiti, Inc.	167	37,028

		12,048,805

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	61,668	4,018,287
CDW Corp.	6,050	1,369,115
Cognex Corp.	831	33,655
Jabil, Inc.	811	97,182
Zebra Technologies Corp., Class A*	980	362,914

		5,881,153

IT Services (0.6%)
Cloudflare, Inc., Class A*	26,846	2,171,573
EPAM Systems, Inc.*	313	62,296
Gartner, Inc.*	6,748	3,419,617
Globant SA*	2,831	560,934
GoDaddy, Inc., Class A*	12,657	1,984,364
MongoDB, Inc.*	6,319	1,708,342
Okta, Inc.*	6,385	474,661
Snowflake, Inc., Class A*	28,307	3,251,342
Twilio, Inc., Class A*	3,026	197,356
VeriSign, Inc.*	492	93,460

		13,923,945

Semiconductors & Semiconductor Equipment (16.1%)
Advanced Micro Devices, Inc.*	95,160	15,613,853
Applied Materials, Inc.	68,480	13,836,384
Astera Labs, Inc.(x)*	99	5,187
Broadcom, Inc.	407,279	70,255,627
Enphase Energy, Inc.*	11,795	1,333,071
Entegris, Inc.	13,479	1,516,792
KLA Corp.	12,063	9,341,708
Lam Research Corp.	11,698	9,546,504
Lattice Semiconductor Corp.*	10,556	560,207
Marvell Technology, Inc.	6,139	442,745
MKS Instruments, Inc.	353	38,375
Monolithic Power Systems, Inc.	4,205	3,887,522
NVIDIA Corp.	2,096,083	254,548,319
Onto Innovation, Inc.*	1,127	233,920
QUALCOMM, Inc.	93,818	15,953,751
Teradyne, Inc.	12,737	1,705,866
Texas Instruments, Inc.	9,864	2,037,606
Universal Display Corp.	2,104	441,630

		401,299,067

Software (18.6%)
Adobe, Inc.*	39,711	20,561,562
Appfolio, Inc., Class A*	2,028	477,391
AppLovin Corp., Class A*	23,480	3,065,314
Atlassian Corp., Class A*	14,051	2,231,439
Autodesk, Inc.*	19,291	5,314,285
Bentley Systems, Inc., Class B	12,543	637,310
BILL Holdings, Inc.*	2,283	120,451
Cadence Design Systems, Inc.*	24,408	6,615,300
Confluent, Inc., Class A*	22,160	451,621
Crowdstrike Holdings, Inc., Class A*	20,312	5,696,907
Datadog, Inc., Class A*	26,761	3,079,121
DocuSign, Inc.*	18,186	1,129,169
DoubleVerify Holdings, Inc.*	7,315	123,185
Dropbox, Inc., Class A*	6,577	167,253
Dynatrace, Inc.*	26,395	1,411,341
Elastic NV*	7,283	559,043
Fair Isaac Corp.*	1,797	3,492,505
Five9, Inc.*	6,559	188,440
Fortinet, Inc.*	46,111	3,575,908
Gitlab, Inc., Class A*	10,605	546,582
Guidewire Software, Inc.*	3,333	609,739
HashiCorp, Inc., Class A*	9,874	334,334
HubSpot, Inc.*	4,375	2,325,750
Intuit, Inc.	24,456	15,187,176
Manhattan Associates, Inc.*	5,482	1,542,525
Microsoft Corp.#	666,121	286,631,866
MicroStrategy, Inc., Class A(x)*	883	148,874
nCino, Inc.*	4,572	144,429
Nutanix, Inc., Class A*	6,174	365,810
Oracle Corp.	140,683	23,972,383
Palantir Technologies, Inc., Class A*	180,134	6,700,985
Palo Alto Networks, Inc.*	27,578	9,426,160
Pegasystems, Inc.	3,990	291,629
Procore Technologies, Inc.*	9,424	581,649
PTC, Inc.*	6,433	1,162,186
RingCentral, Inc., Class A*	7,354	232,607
Salesforce, Inc.	71,217	19,492,805
SentinelOne, Inc., Class A*	3,960	94,723
ServiceNow, Inc.*	18,390	16,447,832
Smartsheet, Inc., Class A*	11,968	662,548
Synopsys, Inc.*	13,628	6,901,083
Teradata Corp.*	8,685	263,503
Tyler Technologies, Inc.*	3,226	1,883,081
UiPath, Inc., Class A*	34,139	436,979
Unity Software, Inc.(x)*	11,820	267,368
Workday, Inc., Class A*	18,950	4,631,570
Zscaler, Inc.*	8,195	1,400,853

		461,584,574

Technology Hardware, Storage & Peripherals (12.4%)
Apple, Inc.	1,302,063	303,380,679
Dell Technologies, Inc., Class C	3,845	455,786
HP, Inc.	21,190	760,085
NetApp, Inc.	8,263	1,020,563
Pure Storage, Inc., Class A*	23,960	1,203,751
Super Micro Computer, Inc.*	4,435	1,846,734

		308,667,598

Total Information Technology		1,203,405,142

Materials (0.7%)
Chemicals (0.5%)
Celanese Corp.	2,490	338,540
Chemours Co. (The)	987	20,056
Ecolab, Inc.	19,405	4,954,679
RPM International, Inc.	2,571	311,091
Sherwin-Williams Co. (The)	19,133	7,302,492

		12,926,858

Construction Materials (0.1%)
Eagle Materials, Inc.	2,254	648,363
Martin Marietta Materials, Inc.	307	165,243
Vulcan Materials Co.	3,056	765,314

		1,578,920

Containers & Packaging (0.0%)†
Avery Dennison Corp.	2,704	596,935
Sealed Air Corp.	703	25,519

		622,454

Metals & Mining (0.1%)
Cleveland-Cliffs, Inc.(x)*	13,485	172,203
Southern Copper Corp.	7,758	897,368

		1,069,571

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	4,024	432,419

Total Materials		16,630,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.6%)
Real Estate Management & Development (0.0%)†
Jones Lang LaSalle, Inc.*	1,311	$353,721

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	7,415	1,253,283

Specialized REITs (0.5%)
American Tower Corp. (REIT)	41,810	9,723,334
Equinix, Inc. (REIT)	458	406,535
Iron Mountain, Inc. (REIT)	14,883	1,768,547
Lamar Advertising Co. (REIT), Class A	1,964	262,390
Public Storage (REIT)	2,152	783,048

		12,943,854

Total Real Estate		14,550,858

Utilities (0.2%)
Electric Utilities (0.1%)
Constellation Energy Corp.	4,484	1,165,930
NRG Energy, Inc.	7,601	692,451

		1,858,381

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	30,915	3,664,664

Total Utilities		5,523,045

Total Common Stocks (99.3%) (Cost $563,909,579)		2,468,116,843

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	758,480	758,480
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		858,480

Total Short-Term Investments (0.0%)† (Cost $858,480)		858,480

Total Investments in Securities (99.3%) (Cost $564,768,059)		2,468,975,323
Other Assets Less Liabilities (0.7%)		18,200,304

Net Assets (100%)		$2,487,175,627

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,606,000.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $1,220,684. This was collateralized by $395,245 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/24/24 - 5/15/54 and by cash of $858,480 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	29,245	1,068,963	25,700	(126,112)	32,924	227,692	1,229,167	20,769	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	63	12/2024	USD	18,314,888	332,808

					332,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$316,421,697	$—	$—	$316,421,697
Consumer Discretionary	350,488,976	—	—	350,488,976
Consumer Staples	89,776,673	—	—	89,776,673
Energy	9,810,049	—	—	9,810,049
Financials	155,821,834	—	—	155,821,834
Health Care	192,044,747	—	—	192,044,747
Industrials	113,643,600	—	—	113,643,600
Information Technology	1,203,405,142	—	—	1,203,405,142
Materials	16,630,222	—	—	16,630,222
Real Estate	14,550,858	—	—	14,550,858
Utilities	5,523,045	—	—	5,523,045
Futures	332,808	—	—	332,808
Short-Term Investments
Investment Companies	858,480	—	—	858,480

Total Assets	$2,469,308,131	$—	$—	$2,469,308,131

Total Liabilities	$—	$—	$—	$—

Total	$2,469,308,131	$—	$—	$2,469,308,131

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,920,726,319
Aggregate gross unrealized depreciation	(16,786,467)

Net unrealized appreciation	$1,903,939,852

Federal income tax cost of investments in securities and derivative instruments, if applicable	$565,368,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	1,317	$40,102

Entertainment (2.3%)
Liberty Media Corp.-Liberty Formula One, Class A*	567	40,558
Liberty Media Corp.-Liberty Formula One, Class C*	5,031	389,550
Live Nation Entertainment, Inc.*	10,835	1,186,324
Madison Square Garden Sports Corp.*	179	37,278
Netflix, Inc.*	101,102	71,708,616
ROBLOX Corp., Class A*	35,061	1,551,800
Roku, Inc.*	1,301	97,133
Spotify Technology SA*	23,358	8,608,124
TKO Group Holdings, Inc., Class A*	742	91,793
Walt Disney Co. (The)	248,487	23,901,964

		107,613,140

Interactive Media & Services (7.6%)
Alphabet, Inc., Class A	530,853	88,041,970
Alphabet, Inc., Class C	626,776	104,790,679
Meta Platforms, Inc., Class A	289,438	165,685,889
Pinterest, Inc., Class A*	41,264	1,335,716
TripAdvisor, Inc.*	2,719	39,398
Trump Media & Technology Group Corp.*	2,625	42,184

		359,935,836

Media (0.1%)
Liberty Broadband Corp., Class A*	607	46,630
Liberty Broadband Corp., Class C*	1,855	143,373
Nexstar Media Group, Inc., Class A	836	138,233
Trade Desk, Inc. (The), Class A*	47,644	5,224,164

		5,552,400

Total Communication Services		473,141,478

Consumer Discretionary (12.2%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A*	259,472	3,554,766

Automobiles (1.9%)
Tesla, Inc.*	337,996	88,429,894

Broadline Retail (4.6%)
Alibaba Group Holding Ltd. (ADR)	43,936	4,662,488
Amazon.com, Inc.*	1,105,199	205,931,730
Coupang, Inc., Class A*	79,477	1,951,160
Etsy, Inc.*	5,203	288,923
MercadoLibre, Inc.*	2,274	4,666,157

		217,500,458

Distributors (0.0%)†
Pool Corp.	2,558	963,854

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	593	83,097
Duolingo, Inc., Class A*	2,517	709,844
Grand Canyon Education, Inc.*	648	91,919
H&R Block, Inc.	1,857	118,013

		1,002,873

Hotels, Restaurants & Leisure (2.7%)
Airbnb, Inc., Class A*	123,267	15,631,488
Booking Holdings, Inc.	5,792	24,396,599
Cava Group, Inc.*	5,176	641,048
Chipotle Mexican Grill, Inc.*	117,013	6,742,289
Choice Hotels International, Inc.	1,625	211,737
Churchill Downs, Inc.	4,780	646,304
Darden Restaurants, Inc.	4,313	707,893
Domino’s Pizza, Inc.	12,003	5,162,970
DoorDash, Inc., Class A*	51,401	7,336,465
DraftKings, Inc., Class A*	31,067	1,217,826
Dutch Bros, Inc., Class A*	2,961	94,841
Expedia Group, Inc.*	8,677	1,284,370
Hilton Worldwide Holdings, Inc.	8,650	1,993,825
Hyatt Hotels Corp., Class A	436	66,359
Las Vegas Sands Corp.	24,579	1,237,307
Light & Wonder, Inc.*	6,192	561,800
McDonald’s Corp.	53,321	16,236,778
Norwegian Cruise Line Holdings Ltd.*	29,369	602,358
Planet Fitness, Inc., Class A*	3,242	263,315
Royal Caribbean Cruises Ltd.	5,645	1,001,197
Starbucks Corp.	282,557	27,546,482
Texas Roadhouse, Inc., Class A	4,575	807,945
Vail Resorts, Inc.	2,188	381,347
Wendy’s Co. (The)	5,823	102,019
Wingstop, Inc.	2,013	837,569
Wyndham Hotels & Resorts, Inc.	473	36,960
Wynn Resorts Ltd.	526	50,433
Yum China Holdings, Inc.	90,248	4,062,965
Yum! Brands, Inc.	35,891	5,014,332

		124,876,821

Household Durables (0.2%)
DR Horton, Inc.	43,965	8,387,203
SharkNinja, Inc.	899	97,730
Tempur Sealy International, Inc.	11,511	628,501
TopBuild Corp.*	174	70,785

		9,184,219

Leisure Products (0.1%)
Hasbro, Inc.	8,339	603,076
Mattel, Inc.*	310,175	5,908,834
YETI Holdings, Inc.*	1,741	71,433

		6,583,343

Specialty Retail (1.5%)
AutoZone, Inc.*	2,194	6,911,188
Best Buy Co., Inc.	84,850	8,765,005
Burlington Stores, Inc.*	4,411	1,162,210
CarMax, Inc.*	766	59,273
Carvana Co.*	2,808	488,901
Dick’s Sporting Goods, Inc.	44,995	9,390,456
Five Below, Inc.*	2,969	262,311
Floor & Decor Holdings, Inc., Class A*	2,665	330,913
Home Depot, Inc. (The)	54,343	22,019,784
Murphy USA, Inc.	1,310	645,660
O’Reilly Automotive, Inc.*	3,660	4,214,856
RH*	203	67,889
Ross Stores, Inc.	5,288	795,897
TJX Cos., Inc. (The)	45,975	5,403,901
Tractor Supply Co.	7,505	2,183,430
Ulta Beauty, Inc.*	2,883	1,121,833
Valvoline, Inc.*	8,862	370,875
Williams-Sonoma, Inc.	54,996	8,519,980

		72,714,362

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.*	985	142,638
Deckers Outdoor Corp.*	10,408	1,659,555
Lululemon Athletica, Inc.*	52,268	14,182,922
LVMH Moet Hennessy Louis Vuitton SE (ADR)	76,475	11,747,325
NIKE, Inc., Class B	139,631	12,343,380
Ralph Lauren Corp.	46,049	8,927,520
Skechers USA, Inc., Class A*	787	52,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class A*	336,310	$2,996,522

		52,052,528

Total Consumer Discretionary		576,863,118

Consumer Staples (2.8%)
Beverages (1.8%)
Boston Beer Co., Inc. (The), Class A*	11,763	3,401,154
Celsius Holdings, Inc.*	48,810	1,530,682
Coca-Cola Co. (The)	432,090	31,049,987
Heineken NV (ADR)	187,900	8,365,308
Monster Beverage Corp.*	343,178	17,903,596
PepsiCo, Inc.	137,865	23,443,943

		85,694,670

Consumer Staples Distribution & Retail (0.6%)
Casey’s General Stores, Inc.	439	164,937
Costco Wholesale Corp.	30,437	26,983,009
Performance Food Group Co.*	1,499	117,477
Sysco Corp.	21,227	1,656,979

		28,922,402

Food Products (0.0%)†
Freshpet, Inc.*	1,215	166,176
Hershey Co. (The)	1,389	266,383
Lamb Weston Holdings, Inc.	3,272	211,829
Pilgrim’s Pride Corp.*	266	12,249

		656,637

Household Products (0.4%)
Clorox Co. (The)	8,518	1,387,667
Colgate-Palmolive Co.	30,681	3,184,995
Kimberly-Clark Corp.	9,486	1,349,668
Procter & Gamble Co. (The)	55,270	9,572,764

		15,495,094

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	3,688	402,103
Estee Lauder Cos., Inc. (The), Class A	5,711	569,329

		971,432

Total Consumer Staples		131,740,235

Energy (0.2%)
Energy Equipment & Services (0.0%)†
Weatherford International plc	4,951	420,439

Oil, Gas & Consumable Fuels (0.2%)
Antero Midstream Corp.	8,883	133,689
Cheniere Energy, Inc.	12,015	2,160,778
Civitas Resources, Inc.	1,885	95,513
ConocoPhillips	17,740	1,867,667
EQT Corp.	2,507	91,856
Hess Corp.	12,535	1,702,253
Matador Resources Co.	730	36,077
New Fortress Energy, Inc.	3,026	27,506
Permian Resources Corp.	9,563	130,152
Targa Resources Corp.	15,173	2,245,756
Texas Pacific Land Corp.	1,325	1,172,281
Viper Energy, Inc., Class A	2,030	91,573

		9,755,101

Total Energy		10,175,540

Financials (5.4%)
Banks (0.1%)
NU Holdings Ltd., Class A*	218,372	2,980,778
Popular, Inc.	504	50,536

		3,031,314

Capital Markets (1.5%)
Ameriprise Financial, Inc.	6,271	2,946,179
Ares Management Corp., Class A	12,558	1,957,039
Blackstone, Inc.	73,225	11,212,944
Blue Owl Capital, Inc., Class A	34,423	666,429
Charles Schwab Corp. (The)	10,237	663,460
Coinbase Global, Inc., Class A*	11,378	2,027,218
FactSet Research Systems, Inc.	14,308	6,579,534
Goldman Sachs Group, Inc. (The)	14,807	7,331,094
Houlihan Lokey, Inc., Class A	331	52,305
Jefferies Financial Group, Inc.	3,377	207,854
KKR & Co., Inc.	55,757	7,280,749
Lazard, Inc.	7,029	354,121
LPL Financial Holdings, Inc.	5,108	1,188,274
Moody’s Corp.	10,847	5,147,878
Morgan Stanley	4,702	490,136
Morningstar, Inc.	1,831	584,309
MSCI, Inc.	27,413	15,979,860
SEI Investments Co.	83,532	5,779,579
TPG, Inc., Class A	1,430	82,311
Tradeweb Markets, Inc., Class A	3,146	389,066
XP, Inc., Class A	2,827	50,716

		70,971,055

Consumer Finance (0.1%)
Ally Financial, Inc.	2,561	91,146
American Express Co.	14,446	3,917,755
Credit Acceptance Corp.*	336	148,989
SoFi Technologies, Inc.*	11,170	87,796

		4,245,686

Financial Services (3.4%)
Apollo Global Management, Inc.	26,786	3,345,839
Berkshire Hathaway, Inc., Class B*	10,460	4,814,320
Block, Inc., Class A*	88,031	5,909,521
Corpay, Inc.*	4,746	1,484,359
Equitable Holdings, Inc.‡	20,973	881,495
Fiserv, Inc.*	12,510	2,247,421
Mastercard, Inc., Class A	107,788	53,225,714
PayPal Holdings, Inc.*	275,556	21,501,635
Shift4 Payments, Inc., Class A*	4,204	372,474
Toast, Inc., Class A*	30,434	861,587
UWM Holdings Corp., Class A	4,446	37,880
Visa, Inc., Class A	248,786	68,403,711
WEX, Inc.*	261	54,740

		163,140,696

Insurance (0.3%)
Allstate Corp. (The)	2,812	533,296
Arthur J Gallagher & Co.	1,022	287,560
Brown & Brown, Inc.	7,211	747,060
Everest Group Ltd.	481	188,470
Kinsale Capital Group, Inc.	1,511	703,476
Markel Group, Inc.*	208	326,265
Marsh & McLennan Cos., Inc.	4,637	1,034,468
Progressive Corp. (The)	33,830	8,584,701
RLI Corp.	173	26,811
Ryan Specialty Holdings, Inc., Class A	7,020	466,058

		12,898,165

Total Financials		254,286,916

Health Care (6.7%)
Biotechnology (1.5%)
AbbVie, Inc.	52,546	10,376,784
Alnylam Pharmaceuticals, Inc.*	56,212	15,459,986
Amgen, Inc.	28,680	9,240,983
Apellis Pharmaceuticals, Inc.*	7,165	206,639
CRISPR Therapeutics AG*	54,767	2,572,954
Exact Sciences Corp.*	4,944	336,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Exelixis, Inc.*	16,379	$425,035
Incyte Corp.*	644	42,568
Ionis Pharmaceuticals, Inc.*	9,984	399,959
Natera, Inc.*	7,765	985,767
Neurocrine Biosciences, Inc.*	6,843	788,450
Regeneron Pharmaceuticals, Inc.*	19,978	21,001,673
Sarepta Therapeutics, Inc.*	6,214	776,067
Ultragenyx Pharmaceutical, Inc.*	6,184	343,521
Vertex Pharmaceuticals, Inc.*	8,875	4,127,585
Viking Therapeutics, Inc.*	7,215	456,782

		67,541,538

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	106,224	12,110,598
Align Technology, Inc.*	3,013	766,266
Dexcom, Inc.*	27,469	1,841,522
Edwards Lifesciences Corp.*	23,899	1,577,095
GE HealthCare Technologies, Inc.	4,073	382,251
IDEXX Laboratories, Inc.*	5,657	2,858,030
Inspire Medical Systems, Inc.*	2,010	424,211
Insulet Corp.*	4,792	1,115,338
Intuitive Surgical, Inc.*	56,207	27,612,813
Masimo Corp.*	1,577	210,261
Penumbra, Inc.*	2,530	491,604
ResMed, Inc.	2,724	664,983
Stryker Corp.	7,378	2,665,376

		52,720,348

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	9,928	1,097,242
Cencora, Inc.	11,398	2,565,462
Chemed Corp.	104	62,501
Cigna Group (The)	1,741	603,152
DaVita, Inc.*	3,460	567,198
Elevance Health, Inc.	2,554	1,328,080
HCA Healthcare, Inc.	3,172	1,289,196
McKesson Corp.	10,983	5,430,215
Molina Healthcare, Inc.*	2,514	866,224
UnitedHealth Group, Inc.	17,451	10,203,250

		24,012,520

Health Care Technology (0.4%)
Doximity, Inc., Class A*	205,025	8,932,939
Veeva Systems, Inc., Class A*	51,369	10,780,812

		19,713,751

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A*	4,784	108,023
Bruker Corp.	4,749	327,966
Illumina, Inc.*	36,215	4,722,798
IQVIA Holdings, Inc.*	1,398	331,284
Medpace Holdings, Inc.*	1,743	581,813
Repligen Corp.*	547	81,404
Thermo Fisher Scientific, Inc.	18,901	11,691,592
Waters Corp.*	2,467	887,849
West Pharmaceutical Services, Inc.	3,024	907,684

		19,640,413

Pharmaceuticals (2.8%)
Eli Lilly and Co.	86,580	76,704,685
Intra-Cellular Therapies, Inc.*	7,062	516,727
Merck & Co., Inc.	174,087	19,769,320
Novartis AG (ADR)	33,892	3,898,258
Novo Nordisk A/S (ADR)	110,723	13,183,788
Roche Holding AG (ADR)	102,450	4,092,877
Zoetis, Inc.	65,453	12,788,207

		130,953,862

Total Health Care		314,582,432

Industrials (3.3%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	4,995	1,996,002
Boeing Co. (The)*	120,213	18,277,185
BWX Technologies, Inc.	1,276	138,701
General Electric Co.	16,067	3,029,915
HEICO Corp.	3,024	790,716
HEICO Corp., Class A	5,573	1,135,554
Howmet Aerospace, Inc.	1,696	170,024
Loar Holdings, Inc.*	659	49,155
Lockheed Martin Corp.	4,690	2,741,586
Spirit AeroSystems Holdings, Inc., Class A*	1,120	36,411
TransDigm Group, Inc.	5,664	8,083,264

		36,448,513

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	43,963	5,776,738

Building Products (0.2%)
AAON, Inc.	4,685	505,230
Advanced Drainage Systems, Inc.	1,823	286,503
Armstrong World Industries, Inc.	1,004	131,956
AZEK Co., Inc. (The), Class A*	6,914	323,575
Builders FirstSource, Inc.*	749	145,201
Carlisle Cos., Inc.	426	191,593
Lennox International, Inc.	2,199	1,328,834
Simpson Manufacturing Co., Inc.	273	52,217
Trane Technologies plc	18,927	7,357,493
Trex Co., Inc.*	7,436	495,089

		10,817,691

Commercial Services & Supplies (0.3%)
Cintas Corp.	22,522	4,636,829
Copart, Inc.*	55,791	2,923,449
Rollins, Inc.	19,173	969,770
Tetra Tech, Inc.	3,931	185,386
Veralto Corp.	7,626	853,044
Waste Management, Inc.	27,525	5,714,190

		15,282,668

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	2,411	941,134
EMCOR Group, Inc.	1,260	542,468
Quanta Services, Inc.	15,989	4,767,120
WillScot Holdings Corp.*	4,095	153,972

		6,404,694

Electrical Equipment (0.2%)
Eaton Corp. plc	15,295	5,069,375
Generac Holdings, Inc.*	1,979	314,424
Rockwell Automation, Inc.	724	194,365
Vertiv Holdings Co., Class A	51,450	5,118,760

		10,696,924

Ground Transportation (0.6%)
Avis Budget Group, Inc.	465	40,729
Lyft, Inc., Class A*	17,065	217,579
Old Dominion Freight Line, Inc.	13,480	2,677,667
Saia, Inc.*	1,061	463,933
Uber Technologies, Inc.*	265,436	19,950,170
U-Haul Holding Co. (Nasdaq Stock Exchange)*	504	39,050
U-Haul Holding Co. (New York Stock Exchange)	2,979	214,488
Union Pacific Corp.	20,061	4,944,635
XPO, Inc.*	7,843	843,201

		29,391,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.2%)
3M Co.	39,059	$5,339,366
Honeywell International, Inc.	6,934	1,433,327

		6,772,693

Machinery (0.2%)
Caterpillar, Inc.	4,767	1,864,469
Deere & Co.	6,962	2,905,451
Illinois Tool Works, Inc.	7,622	1,997,498
Lincoln Electric Holdings, Inc.	1,056	202,773

		6,970,191

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	3,404	38,261

Professional Services (0.4%)
Automatic Data Processing, Inc.	26,188	7,247,005
Booz Allen Hamilton Holding Corp.	8,786	1,430,009
Broadridge Financial Solutions, Inc.	7,336	1,577,460
Dayforce, Inc.*	1,095	67,069
Equifax, Inc.	1,694	497,799
KBR, Inc.	796	51,844
Paychex, Inc.	7,923	1,063,187
Paycom Software, Inc.	21,468	3,575,925
Paycor HCM, Inc.*	483	6,854
Paylocity Holding Corp.*	3,008	496,230
TransUnion	759	79,467
Verisk Analytics, Inc.	9,774	2,619,041

		18,711,890

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	8,648	383,971
Fastenal Co.	33,115	2,365,074
Ferguson Enterprises, Inc.	930	184,670
SiteOne Landscape Supply, Inc.*	1,144	172,641
United Rentals, Inc.	1,103	893,132
W.W. Grainger, Inc.	5,579	5,795,521

		9,795,009

Total Industrials		157,106,724

Information Technology (28.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	30,756	11,804,768
Motorola Solutions, Inc.	5,384	2,420,808
Ubiquiti, Inc.	180	39,909

		14,265,485

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	100,261	6,533,007
CDW Corp.	4,702	1,064,063
Cognex Corp.	952	38,556
Jabil, Inc.	670	80,286
Zebra Technologies Corp., Class A*	751	278,110

		7,994,022

IT Services (1.0%)
Accenture plc, Class A	23,433	8,283,097
Cloudflare, Inc., Class A*	20,863	1,687,608
EPAM Systems, Inc.*	243	48,364
Gartner, Inc.*	15,977	8,096,505
Globant SA*	2,200	435,908
GoDaddy, Inc., Class A*	9,836	1,542,088
International Business Machines Corp.	15,300	3,382,524
MongoDB, Inc.*	7,216	1,950,846
Okta, Inc.*	5,303	394,225
Shopify, Inc., Class A*	226,293	18,135,121
Snowflake, Inc., Class A*	21,697	2,492,117
Twilio, Inc., Class A*	2,319	151,245
VeriSign, Inc.*	392	74,464

		46,674,112

Semiconductors & Semiconductor Equipment (9.1%)
Advanced Micro Devices, Inc.*	77,225	12,671,078
Applied Materials, Inc.	52,490	10,605,605
ARM Holdings plc (ADR)*	86,944	12,433,861
ASML Holding NV (Registered) (ADR)	755	629,104
Astera Labs, Inc.*	76	3,982
Broadcom, Inc.	378,251	65,248,297
Enphase Energy, Inc.*	9,041	1,021,814
Entegris, Inc.	10,332	1,162,660
KLA Corp.	9,247	7,160,969
Lam Research Corp.	13,575	11,078,286
Lattice Semiconductor Corp.*	8,091	429,389
Marvell Technology, Inc.	4,705	339,325
MKS Instruments, Inc.	340	36,961
Monolithic Power Systems, Inc.	3,268	3,021,266
NVIDIA Corp.	2,274,482	276,213,094
Onto Innovation, Inc.*	864	179,332
QUALCOMM, Inc.	123,058	20,926,013
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	25,672	4,458,456
Teradyne, Inc.	9,987	1,337,559
Texas Instruments, Inc.	7,666	1,583,566
Universal Display Corp.	1,613	338,569

		430,879,186

Software (12.1%)
Adobe, Inc.*	52,066	26,958,734
Appfolio, Inc., Class A*	1,691	398,061
AppLovin Corp., Class A*	18,248	2,382,276
Atlassian Corp., Class A*	10,771	1,710,543
Autodesk, Inc.*	67,302	18,540,355
Bentley Systems, Inc., Class B	9,748	495,296
BILL Holdings, Inc.*	1,750	92,330
Cadence Design Systems, Inc.*	18,709	5,070,700
Confluent, Inc., Class A*	16,986	346,175
Crowdstrike Holdings, Inc., Class A*	15,701	4,403,659
Datadog, Inc., Class A*	20,798	2,393,018
DocuSign, Inc.*	13,940	865,535
DoubleVerify Holdings, Inc.*	5,607	94,422
Dropbox, Inc., Class A*	5,275	134,143
Dynatrace, Inc.*	20,232	1,081,805
Elastic NV*	5,660	434,462
Fair Isaac Corp.*	3,053	5,933,567
Five9, Inc.*	5,028	144,454
Fortinet, Inc.*	35,835	2,779,004
Gitlab, Inc., Class A*	8,129	418,969
Guidewire Software, Inc.*	2,591	473,998
HashiCorp, Inc., Class A*	7,568	256,252
HubSpot, Inc.*	7,380	3,923,208
Intuit, Inc.	25,527	15,852,267
Manhattan Associates, Inc.*	4,261	1,198,960
Microsoft Corp.	717,113	308,573,724
MicroStrategy, Inc., Class A*	720	121,392
nCino, Inc.*	3,553	112,239
Nutanix, Inc., Class A*	4,798	284,282
Oracle Corp.	374,305	63,781,572
Palantir Technologies, Inc., Class A*	138,075	5,136,390
Palo Alto Networks, Inc.*	28,432	9,718,058
Pegasystems, Inc.	3,101	226,652
Procore Technologies, Inc.*	7,223	445,804
PTC, Inc.*	4,999	903,119
RingCentral, Inc., Class A*	5,637	178,298
Salesforce, Inc.	93,021	25,460,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SentinelOne, Inc., Class A*	3,036	$72,621
ServiceNow, Inc.*	37,017	33,107,635
Smartsheet, Inc., Class A*	9,518	526,916
Synopsys, Inc.*	15,951	8,077,427
Teradata Corp.*	6,657	201,973
Tyler Technologies, Inc.*	2,507	1,463,386
UiPath, Inc., Class A*	26,168	334,950
Unity Software, Inc.*	9,060	204,937
Workday, Inc., Class A*	74,874	18,299,954
Zscaler, Inc.*	6,369	1,088,717

		574,703,017

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	1,094,783	255,084,439
Dell Technologies, Inc., Class C	2,947	349,338
HP, Inc.	16,468	590,707
NetApp, Inc.	6,422	793,181
Pure Storage, Inc., Class A*	18,366	922,708
Super Micro Computer, Inc.*	3,400	1,415,760

		259,156,133

Total Information Technology		1,333,671,955

Materials (0.3%)
Chemicals (0.2%)
Celanese Corp.	1,909	259,548
Chemours Co. (The)	2,040	41,453
Ecolab, Inc.	14,874	3,797,778
RPM International, Inc.	1,971	238,491
Sherwin-Williams Co. (The)	14,666	5,597,572

		9,934,842

Construction Materials (0.0%)†
Eagle Materials, Inc.	1,728	497,059
Martin Marietta Materials, Inc.	236	127,027
Vulcan Materials Co.	2,343	586,757

		1,210,843

Containers & Packaging (0.0%)†
Avery Dennison Corp.	2,072	457,415

Metals & Mining (0.1%)
Cleveland-Cliffs, Inc.*	10,337	132,004
Freeport-McMoRan, Inc.	20,257	1,011,229
Southern Copper Corp.	5,946	687,774

		1,831,007

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	3,085	331,514

Total Materials		13,765,621

Real Estate (0.2%)
Real Estate Management & Development (0.0%)†
Jones Lang LaSalle, Inc.*	1,005	271,159

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	5,684	960,710

Specialized REITs (0.2%)
American Tower Corp. (REIT)	32,048	7,453,083
Equinix, Inc. (REIT)	351	311,558
Iron Mountain, Inc. (REIT)	11,408	1,355,613
Lamar Advertising Co. (REIT), Class A	1,506	201,202
Public Storage (REIT)	1,650	600,385

		9,921,841

Total Real Estate		11,153,710

Utilities (0.1%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	3,437	893,689
NRG Energy, Inc.	5,826	530,749

		1,424,438

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	23,641	2,802,404

Total Utilities		4,226,842

Total Common Stocks (69.4%) (Cost $1,106,294,772)		3,280,714,571

EXCHANGE TRADED FUNDS (ETF):
Equity (20.1%)
iShares Core S&P 500 ETF	2,079	1,199,209
iShares Morningstar Growth ETF‡	2,807,685	235,957,847
iShares Morningstar U.S. Equity ETF	15,692	1,243,277
iShares Morningstar Value ETF	30,936	2,542,939
iShares Russell 1000 ETF	3,225	1,013,908
iShares Russell 1000 Growth ETF	135,853	50,996,499
iShares S&P 500 Growth ETF	117,690	11,268,818
SPDR Portfolio S&P 500 Growth ETF	2,401,000	199,138,940
SPDR Portfolio S&P 500 Value ETF	40,100	2,119,686
Vanguard Growth ETF	445,182	170,918,725
Vanguard Large-Cap ETF	600	157,974
Vanguard Russell 1000 Growth ETF	2,799,800	270,236,696
Vanguard Russell 1000 Value ETF	29,900	2,491,567
Vanguard Value ETF	14,900	2,601,093

Total Exchange Traded Funds (20.1%) (Cost $459,964,029)		951,887,178

SHORT-TERM INVESTMENTS:
Investment Companies (4.7%)
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	221,850,683	221,983,793

Total Short-Term Investments (4.7%) (Cost $221,923,479)		221,983,793

Total Investments in Securities (94.2%) (Cost $1,788,182,280)		4,454,585,542
Other Assets Less Liabilities (5.8%)		272,619,478

Net Assets (100%)		$4,727,205,020

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	20,973	842,756	—	(166,675)	56,402	149,012	881,495	15,929	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	2,807,685	214,523,138	6,962,984	(33,369,177)	5,763,974	42,076,928	235,957,847	902,928	—

Total		215,365,894	6,962,984	(33,535,852)	5,820,376	42,225,940	236,839,342	918,857	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	592	12/2024	USD	239,893,200	6,187,180
S&P 500 E-Mini Index	765	12/2024	USD	222,395,063	5,060,416

					11,247,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$473,141,478	$—	$—	$473,141,478
Consumer Discretionary	576,863,118	—	—	576,863,118
Consumer Staples	131,740,235	—	—	131,740,235
Energy	10,175,540	—	—	10,175,540
Financials	254,286,916	—	—	254,286,916
Health Care	314,582,432	—	—	314,582,432
Industrials	157,106,724	—	—	157,106,724
Information Technology	1,333,671,955	—	—	1,333,671,955
Materials	13,765,621	—	—	13,765,621
Real Estate	11,153,710	—	—	11,153,710
Utilities	4,226,842	—	—	4,226,842
Exchange Traded Funds	951,887,178	—	—	951,887,178
Futures	11,247,596	—	—	11,247,596
Short-Term Investments
Investment Companies	221,983,793	—	—	221,983,793

Total Assets	$4,465,833,138	$—	$—	$4,465,833,138

Total Liabilities	$—	$—	$—	$—

Total	$4,465,833,138	$—	$—	$4,465,833,138

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,681,928,067
Aggregate gross unrealized depreciation	(43,008,789)

Net unrealized appreciation	$2,638,919,278

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,826,913,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	249,264	$5,483,808
Frontier Communications Parent, Inc.*	8,519	302,680
Iridium Communications, Inc.	3,779	115,070
Liberty Global Ltd., Class A*	5,756	121,509
Liberty Global Ltd., Class C*	5,970	129,012
Verizon Communications, Inc.	146,324	6,571,411

		12,723,490

Entertainment (1.2%)
Electronic Arts, Inc.	9,282	1,331,410
Liberty Media Corp.-Liberty Formula One, Class A*	518	37,053
Liberty Media Corp.-Liberty Formula One, Class C*	4,603	356,410
Liberty Media Corp.-Liberty Live, Class A*	681	33,716
Liberty Media Corp.-Liberty Live, Class C*	1,611	82,693
Madison Square Garden Sports Corp.*	593	123,498
Playtika Holding Corp.	2,441	19,332
Roku, Inc.*	3,727	278,258
Take-Two Interactive Software, Inc.*	5,824	895,207
TKO Group Holdings, Inc., Class A*	2,363	292,327
Walt Disney Co. (The)	63,774	6,134,421
Warner Bros Discovery, Inc.*	84,243	695,005

		10,279,330

Interactive Media & Services (0.1%)
IAC, Inc.*	2,581	138,910
Match Group, Inc.*	9,186	347,598
TripAdvisor, Inc.*	3,546	51,382
Trump Media & Technology Group Corp.(x)*	748	12,020
ZoomInfo Technologies, Inc., Class A*	10,828	111,745

		661,655

Media (1.1%)
Charter Communications, Inc., Class A*	3,257	1,055,529
Comcast Corp., Class A	135,128	5,644,297
Fox Corp., Class A	8,251	349,265
Fox Corp., Class B	4,588	178,014
Interpublic Group of Cos., Inc. (The)	13,073	413,499
Liberty Broadband Corp., Class A*	433	33,263
Liberty Broadband Corp., Class C*	2,891	223,445
New York Times Co. (The), Class A	5,579	310,583
News Corp., Class A	13,206	351,676
News Corp., Class B	3,944	110,235
Nexstar Media Group, Inc., Class A	658	108,800
Omnicom Group, Inc.	6,718	694,574
Paramount Global, Class A	320	6,995
Paramount Global, Class B	20,534	218,071
Sirius XM Holdings, Inc.	8,468	200,268

		9,898,514

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.	16,800	3,466,848

Total Communication Services		37,029,837

Consumer Discretionary (6.2%)
Automobile Components (0.2%)
Aptiv plc*	9,450	680,495
BorgWarner, Inc.	7,981	289,630
Gentex Corp.	8,026	238,292
Lear Corp.	1,959	213,825
QuantumScape Corp., Class A(x)*	12,161	69,926

		1,492,168

Automobiles (0.4%)
Ford Motor Co.	136,288	1,439,201
General Motors Co.	39,369	1,765,306
Harley-Davidson, Inc.	4,199	161,788
Lucid Group, Inc.(x)*	30,799	108,720
Rivian Automotive, Inc., Class A(x)*	28,556	320,398
Thor Industries, Inc.	1,765	193,956

		3,989,369

Broadline Retail (0.2%)
Dillard’s, Inc., Class A(x)	107	41,055
eBay, Inc.	17,566	1,143,722
Etsy, Inc.*	1,404	77,964
Kohl’s Corp.(x)	3,833	80,876
Macy’s, Inc.	9,503	149,102
Nordstrom, Inc.	3,471	78,063
Ollie’s Bargain Outlet Holdings, Inc.*	2,115	205,578

		1,776,360

Distributors (0.1%)
Genuine Parts Co.	4,827	674,236
LKQ Corp.	9,234	368,621

		1,042,857

Diversified Consumer Services (0.1%)
ADT, Inc.	10,066	72,777
Bright Horizons Family Solutions, Inc.*	1,700	238,221
Grand Canyon Education, Inc.*	687	97,451
H&R Block, Inc.	3,876	246,320
Service Corp. International	4,950	390,703

		1,045,472

Hotels, Restaurants & Leisure (1.9%)
Aramark	9,086	351,901
Booking Holdings, Inc.	72	303,273
Boyd Gaming Corp.	2,382	153,996
Caesars Entertainment, Inc.*	7,521	313,927
Carnival Corp.*	34,633	640,018
Choice Hotels International, Inc.	151	19,675
Darden Restaurants, Inc.	1,950	320,053
Domino’s Pizza, Inc.	786	338,090
DoorDash, Inc., Class A*	1,529	218,234
Dutch Bros, Inc., Class A*	1,922	61,562
Hilton Worldwide Holdings, Inc.	4,153	957,266
Hyatt Hotels Corp., Class A	1,299	197,708
Marriott International, Inc., Class A	8,154	2,027,084
Marriott Vacations Worldwide Corp.	1,208	88,764
McDonald’s Corp.	23,418	7,131,015
MGM Resorts International*	8,462	330,780
Penn Entertainment, Inc.*	5,227	98,581
Planet Fitness, Inc., Class A*	1,380	112,084
Royal Caribbean Cruises Ltd.	5,373	952,955
Starbucks Corp.	8,812	859,082
Travel + Leisure Co.	2,376	109,486
Vail Resorts, Inc.	211	36,775
Wendy’s Co. (The)	3,041	53,278
Wyndham Hotels & Resorts, Inc.	2,485	194,178
Wynn Resorts Ltd.	3,279	314,391
Yum! Brands, Inc.	6,024	841,613

		17,025,769

Household Durables (1.0%)
DR Horton, Inc.	10,293	1,963,596
Garmin Ltd.	5,374	945,985
Leggett & Platt, Inc.	4,614	62,843
Lennar Corp., Class A	8,370	1,569,208
Lennar Corp., Class B	394	68,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mohawk Industries, Inc.*	1,841	$295,812
Newell Brands, Inc.	14,394	110,546
NVR, Inc.*	103	1,010,615
PulteGroup, Inc.	7,259	1,041,884
SharkNinja, Inc.	1,842	200,244
Toll Brothers, Inc.	3,599	556,010
TopBuild Corp.*	1,014	412,505
Whirlpool Corp.	1,836	196,452

		8,433,838

Leisure Products (0.1%)
Brunswick Corp.	2,343	196,390
Hasbro, Inc.	608	43,971
Mattel, Inc.*	11,888	226,466
Polaris, Inc.	1,812	150,831
YETI Holdings, Inc.*	2,075	85,137

		702,795

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	2,065	80,514
AutoNation, Inc.*	894	159,954
AutoZone, Inc.*	52	163,802
Bath & Body Works, Inc.	7,808	249,231
Best Buy Co., Inc.	7,481	772,787
CarMax, Inc.*	5,073	392,549
Carvana Co.*	2,378	414,034
Dick’s Sporting Goods, Inc.	1,795	374,617
Five Below, Inc.*	385	34,015
Floor & Decor Holdings, Inc., Class A*	2,313	287,205
GameStop Corp., Class A*	9,339	214,143
Gap, Inc. (The)	6,964	153,556
Home Depot, Inc. (The)	6,957	2,818,976
Lithia Motors, Inc., Class A	940	298,582
Lowe’s Cos., Inc.	19,881	5,384,769
O’Reilly Automotive, Inc.*	159	183,104
Penske Automotive Group, Inc.	640	103,949
RH*	415	138,788
Ross Stores, Inc.	8,781	1,321,628
TJX Cos., Inc. (The)	16,092	1,891,454
Ulta Beauty, Inc.*	223	86,774
Wayfair, Inc., Class A*	3,203	179,945
Williams-Sonoma, Inc.	1,802	279,166

		15,983,542

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.(x)*	4,203	67,038
Birkenstock Holding plc*	1,363	67,182
Capri Holdings Ltd.*	3,937	167,086
Carter’s, Inc.	1,244	80,835
Columbia Sportswear Co.	1,154	96,001
Crocs, Inc.*	1,692	245,019
NIKE, Inc., Class B	15,954	1,410,334
PVH Corp.	1,988	200,450
Ralph Lauren Corp.	1,336	259,010
Skechers USA, Inc., Class A*	4,282	286,552
Tapestry, Inc.	7,946	373,303
Under Armour, Inc., Class A*	6,547	58,334
Under Armour, Inc., Class C*	6,717	56,154
VF Corp.	12,141	242,213

		3,609,511

Total Consumer Discretionary		55,101,681

Consumer Staples (7.9%)
Beverages (1.1%)
Boston Beer Co., Inc. (The), Class A*	251	72,574
Brown-Forman Corp., Class A	1,689	81,207
Brown-Forman Corp., Class B	5,979	294,167
Coca-Cola Co. (The)	57,558	4,136,118
Coca-Cola Consolidated, Inc.	205	269,862
Constellation Brands, Inc., Class A	5,531	1,425,283
Keurig Dr Pepper, Inc.	36,800	1,379,264
Molson Coors Beverage Co., Class B	6,074	349,377
Monster Beverage Corp.*	5,254	274,101
PepsiCo, Inc.	10,025	1,704,751

		9,986,704

Consumer Staples Distribution & Retail (2.3%)
Albertsons Cos., Inc., Class A	14,501	267,979
BJ’s Wholesale Club Holdings, Inc.*	4,577	377,511
Casey’s General Stores, Inc.	1,062	399,004
Dollar General Corp.	7,625	644,846
Dollar Tree, Inc.*	7,117	500,467
Grocery Outlet Holding Corp.*	3,363	59,021
Kroger Co. (The)	23,028	1,319,504
Maplebear, Inc.(x)*	5,971	243,259
Performance Food Group Co.*	4,544	356,113
Sysco Corp.	6,552	511,449
Target Corp.	16,062	2,503,423
US Foods Holding Corp.*	7,949	488,864
Walgreens Boots Alliance, Inc.	24,846	222,620
Walmart, Inc.	150,706	12,169,510

		20,063,570

Food Products (1.5%)
Archer-Daniels-Midland Co.	17,114	1,022,390
Bunge Global SA	4,888	472,376
Campbell Soup Co.	6,663	325,954
Conagra Brands, Inc.	16,537	537,783
Darling Ingredients, Inc.*	5,501	204,417
Flowers Foods, Inc.	6,503	150,024
Freshpet, Inc.*	1,100	150,447
General Mills, Inc.	19,603	1,447,682
Hershey Co. (The)	4,409	845,558
Hormel Foods Corp.	10,062	318,965
Ingredion, Inc.	2,274	312,516
J M Smucker Co. (The)	3,581	433,659
Kellanova	9,099	734,380
Kraft Heinz Co. (The)	30,849	1,083,108
Lamb Weston Holdings, Inc.	3,390	219,469
McCormick & Co., Inc. (Non-Voting)	8,742	719,467
Mondelez International, Inc., Class A	46,495	3,425,287
Pilgrim’s Pride Corp.*	1,297	59,727
Post Holdings, Inc.*	1,714	198,396
Seaboard Corp.	9	28,233
Tyson Foods, Inc., Class A	9,762	581,425

		13,271,263

Household Products (1.6%)
Church & Dwight Co., Inc.	8,467	886,664
Colgate-Palmolive Co.	12,696	1,317,972
Kimberly-Clark Corp.	6,876	978,317
Procter & Gamble Co. (The)	63,662	11,026,259
Reynolds Consumer Products, Inc.	1,887	58,686
Spectrum Brands Holdings, Inc.	1,017	96,757

		14,364,655

Personal Care Products (0.3%)
BellRing Brands, Inc.*	4,522	274,576
Coty, Inc., Class A*	13,651	128,183
Estee Lauder Cos., Inc. (The), Class A	5,113	509,715
Kenvue, Inc.	66,467	1,537,381

		2,449,855

Tobacco (1.1%)
Altria Group, Inc.	59,674	3,045,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	53,978	$6,552,929

		9,598,690

Total Consumer Staples		69,734,737

Energy (6.6%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	34,643	1,252,345
Halliburton Co.	30,597	888,843
NOV, Inc.	13,663	218,198
Schlumberger NV	49,603	2,080,846
TechnipFMC plc	14,883	390,381

		4,830,613

Oil, Gas & Consumable Fuels (6.1%)
Antero Midstream Corp.	7,269	109,398
Antero Resources Corp.*	10,066	288,391
APA Corp.	12,557	307,144
Cheniere Energy, Inc.	3,898	701,016
Chesapeake Energy Corp.(x)	4,555	374,649
Chevron Corp.	59,825	8,810,428
Chord Energy Corp.	2,144	279,213
Civitas Resources, Inc.	2,514	127,384
ConocoPhillips	40,685	4,283,317
Coterra Energy, Inc.	25,747	616,641
Devon Energy Corp.	21,841	854,420
Diamondback Energy, Inc.	6,172	1,064,053
DT Midstream, Inc.	3,370	265,084
EOG Resources, Inc.	19,975	2,455,527
EQT Corp.	19,185	702,938
Exxon Mobil Corp.	155,834	18,266,861
Hess Corp.	3,423	464,843
HF Sinclair Corp.	5,622	250,573
Kinder Morgan, Inc.	67,288	1,486,392
Marathon Oil Corp.	19,823	527,886
Marathon Petroleum Corp.	12,227	1,991,901
Matador Resources Co.	3,769	186,264
New Fortress Energy, Inc.(x)	1,064	9,672
Occidental Petroleum Corp.	23,146	1,192,945
ONEOK, Inc.	20,253	1,845,656
Ovintiv, Inc.	9,307	356,551
Permian Resources Corp.	17,149	233,398
Phillips 66	14,709	1,933,498
Range Resources Corp.	8,226	253,032
Southwestern Energy Co.*	38,058	270,592
Valero Energy Corp.	11,317	1,528,135
Viper Energy, Inc., Class A	2,244	101,227
Williams Cos., Inc. (The)	42,242	1,928,347

		54,067,376

Total Energy		58,897,989

Financials (21.0%)
Banks (6.6%)
Bank of America Corp.	235,658	9,350,909
Bank OZK	3,688	158,547
BOK Financial Corp.	787	82,336
Citigroup, Inc.	66,545	4,165,717
Citizens Financial Group, Inc.	15,858	651,288
Columbia Banking System, Inc.	7,235	188,906
Comerica, Inc.	4,600	275,586
Commerce Bancshares, Inc.	4,134	245,560
Cullen/Frost Bankers, Inc.	2,041	228,306
East West Bancorp, Inc.	4,787	396,076
Fifth Third Bancorp	23,700	1,015,308
First Citizens BancShares, Inc., Class A	416	765,835
First Hawaiian, Inc.	4,420	102,323
First Horizon Corp.	18,941	294,154
FNB Corp.	12,342	174,146
Huntington Bancshares, Inc.	50,107	736,573
JPMorgan Chase & Co.	99,520	20,984,787
KeyCorp	32,117	537,960
M&T Bank Corp.	5,768	1,027,396
Pinnacle Financial Partners, Inc.	2,630	257,661
PNC Financial Services Group, Inc. (The)	13,785	2,548,157
Popular, Inc.	2,220	222,599
Prosperity Bancshares, Inc.	3,113	224,354
Regions Financial Corp.	31,885	743,877
Synovus Financial Corp.	5,064	225,196
TFS Financial Corp.	1,753	22,544
Truist Financial Corp.	46,335	1,981,748
US Bancorp	54,130	2,475,365
Webster Financial Corp.	5,922	276,024
Wells Fargo & Co.	121,671	6,873,195
Western Alliance Bancorp	3,725	322,175
Wintrust Financial Corp.	2,252	244,410
Zions Bancorp NA	5,018	236,950

		58,035,968

Capital Markets (4.8%)
Affiliated Managers Group, Inc.	1,109	197,180
Ameriprise Financial, Inc.	306	143,762
Bank of New York Mellon Corp. (The)	25,994	1,867,929
BlackRock, Inc.	5,126	4,867,188
Carlyle Group, Inc. (The)	7,597	327,127
Cboe Global Markets, Inc.	3,661	750,029
Charles Schwab Corp. (The)	46,596	3,019,887
CME Group, Inc.	12,480	2,753,712
Coinbase Global, Inc., Class A*	1,096	195,274
Evercore, Inc., Class A	1,245	315,408
FactSet Research Systems, Inc.	853	392,252
Franklin Resources, Inc.	9,888	199,243
Goldman Sachs Group, Inc. (The)	8,004	3,962,861
Houlihan Lokey, Inc., Class A	1,621	256,150
Interactive Brokers Group, Inc., Class A	3,604	502,254
Intercontinental Exchange, Inc.	19,727	3,168,945
Invesco Ltd.	12,679	222,643
Janus Henderson Group plc	4,485	170,744
Jefferies Financial Group, Inc.	4,488	276,236
KKR & Co., Inc.	16,648	2,173,896
Lazard, Inc.	243	12,242
MarketAxess Holdings, Inc.	1,282	328,448
Morgan Stanley	37,929	3,953,719
MSCI, Inc.	1,123	654,630
Nasdaq, Inc.	14,296	1,043,751
Northern Trust Corp.	7,019	631,921
Raymond James Financial, Inc.	6,562	803,583
Robinhood Markets, Inc., Class A*	23,047	539,761
S&P Global, Inc.	10,866	5,613,593
SEI Investments Co.	3,507	242,649
State Street Corp.	10,461	925,485
Stifel Financial Corp.	3,445	323,486
T. Rowe Price Group, Inc.	7,613	829,284
TPG, Inc., Class A	2,192	126,172
Tradeweb Markets, Inc., Class A	2,437	301,384
Virtu Financial, Inc., Class A	2,863	87,207
XP, Inc., Class A	12,728	228,340

		42,408,375

Consumer Finance (0.9%)
Ally Financial, Inc.	8,229	292,870
American Express Co.	12,321	3,341,455
Capital One Financial Corp.	13,143	1,967,902
Credit Acceptance Corp.*	46	20,397
Discover Financial Services	8,679	1,217,577
OneMain Holdings, Inc.	3,916	184,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	7,570	$173,126
SoFi Technologies, Inc.(x)*	30,105	236,625
Synchrony Financial	13,916	694,130

		8,128,408

Financial Services (4.6%)
Affirm Holdings, Inc., Class A*	7,904	322,641
Apollo Global Management, Inc.	4,564	570,089
Berkshire Hathaway, Inc., Class B*	63,558	29,253,205
Block, Inc., Class A*	11,144	748,097
Corebridge Financial, Inc.	8,871	258,678
Euronet Worldwide, Inc.*	1,499	148,746
Fidelity National Information Services, Inc.	19,510	1,633,963
Fiserv, Inc.*	13,791	2,477,553
Global Payments, Inc.	8,834	904,778
Jack Henry & Associates, Inc.	2,517	444,351
MGIC Investment Corp.	9,257	236,979
PayPal Holdings, Inc.*	36,324	2,834,362
Rocket Cos., Inc., Class A*	4,803	92,170
UWM Holdings Corp., Class A	1,024	8,725
Voya Financial, Inc.	3,516	278,538
Western Union Co. (The)	9,667	115,327
WEX, Inc.*	1,314	275,585

		40,603,787

Insurance (4.0%)
Aflac, Inc.	19,852	2,219,454
Allstate Corp. (The)	7,695	1,459,357
American Financial Group, Inc.	2,490	335,154
American International Group, Inc.	23,390	1,712,850
Aon plc, Class A	6,815	2,357,922
Arch Capital Group Ltd.*	12,520	1,400,738
Arthur J Gallagher & Co.	6,975	1,962,556
Assurant, Inc.	1,805	358,942
Assured Guaranty Ltd.	1,839	146,237
Axis Capital Holdings Ltd.	2,694	214,469
Brighthouse Financial, Inc.*	2,142	96,454
Brown & Brown, Inc.	4,642	480,911
Chubb Ltd.	14,048	4,051,303
Cincinnati Financial Corp.	5,313	723,206
CNA Financial Corp.	762	37,292
Everest Group Ltd.	1,250	489,787
Fidelity National Financial, Inc.	9,005	558,850
First American Financial Corp.	3,467	228,857
Globe Life, Inc.	3,218	340,818
Hanover Insurance Group, Inc. (The)	1,238	183,360
Hartford Financial Services Group, Inc. (The)	10,303	1,211,736
Kemper Corp.	2,102	128,747
Lincoln National Corp.	5,903	186,003
Loews Corp.	6,287	496,987
Markel Group, Inc.*	340	533,317
Marsh & McLennan Cos., Inc.	14,773	3,295,709
MetLife, Inc.	20,694	1,706,841
Old Republic International Corp.	8,741	309,606
Primerica, Inc.	1,199	317,915
Principal Financial Group, Inc.	8,096	695,446
Progressive Corp. (The)	3,187	808,733
Prudential Financial, Inc.	12,476	1,510,844
Reinsurance Group of America, Inc.	2,279	496,526
RenaissanceRe Holdings Ltd.	1,799	490,048
RLI Corp.	1,350	209,223
Travelers Cos., Inc. (The)	7,931	1,856,806
Unum Group	6,622	393,612
W.R. Berkley Corp.	10,778	611,436
White Mountains Insurance Group Ltd.	87	147,569
Willis Towers Watson plc	3,547	1,044,698

		35,810,319

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	24,086	251,940
Annaly Capital Management, Inc. (REIT)	17,365	348,515
Rithm Capital Corp. (REIT)	16,751	190,124
Starwood Property Trust, Inc. (REIT)	10,857	221,266

		1,011,845

Total Financials		185,998,702

Health Care (15.4%)
Biotechnology (2.4%)
AbbVie, Inc.	34,943	6,900,544
Alnylam Pharmaceuticals, Inc.*	491	135,040
Amgen, Inc.	4,115	1,325,894
Biogen, Inc.*	5,056	980,055
BioMarin Pharmaceutical, Inc.*	6,553	460,610
Exact Sciences Corp.*	3,830	260,900
Exelixis, Inc.*	1,649	42,792
Gilead Sciences, Inc.	43,334	3,633,123
GRAIL, Inc.(x)*	921	12,673
Incyte Corp.*	6,054	400,169
Ionis Pharmaceuticals, Inc.*	380	15,223
Moderna, Inc.*	11,217	749,632
Regeneron Pharmaceuticals, Inc.*	3,324	3,494,322
Roivant Sciences Ltd.*	12,162	140,349
United Therapeutics Corp.*	1,515	542,900
Vertex Pharmaceuticals, Inc.*	4,489	2,087,744

		21,181,970

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	60,059	6,847,327
Align Technology, Inc.*	1,077	273,903
Baxter International, Inc.	17,673	671,044
Becton Dickinson & Co.	10,037	2,419,921
Boston Scientific Corp.*	50,998	4,273,632
Cooper Cos., Inc. (The)*	6,773	747,333
Dentsply Sirona, Inc.	7,182	194,345
Edwards Lifesciences Corp.*	16,787	1,107,774
Enovis Corp.*	1,887	81,235
Envista Holdings Corp.*	5,963	117,829
GE HealthCare Technologies, Inc.	13,407	1,258,247
Globus Medical, Inc., Class A*	3,885	277,933
Hologic, Inc.*	8,020	653,309
Masimo Corp.*	713	95,064
Medtronic plc	46,154	4,155,245
QuidelOrtho Corp.*	1,870	85,272
ResMed, Inc.	3,669	895,676
Solventum Corp.*	4,810	335,353
STERIS plc	3,421	829,729
Stryker Corp.	8,833	3,191,010
Teleflex, Inc.	1,634	404,121
Zimmer Biomet Holdings, Inc.	7,096	766,013

		29,681,315

Health Care Providers & Services (4.2%)
Acadia Healthcare Co., Inc.*	3,157	200,185
Amedisys, Inc.*	1,112	107,319
Cardinal Health, Inc.	3,432	379,305
Centene Corp.*	18,516	1,393,884
Chemed Corp.	463	278,249
Cigna Group (The)	8,797	3,047,633
CVS Health Corp.	43,795	2,753,830
Elevance Health, Inc.	6,782	3,526,640
Encompass Health Corp.	3,434	331,862
HCA Healthcare, Inc.	5,066	2,058,974
Henry Schein, Inc.*	4,433	323,166
Humana, Inc.	4,184	1,325,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Labcorp Holdings, Inc.	2,917	$651,891
McKesson Corp.	2,596	1,283,514
Molina Healthcare, Inc.*	744	256,353
Premier, Inc., Class A	4,131	82,620
Quest Diagnostics, Inc.	3,852	598,023
R1 RCM, Inc.*	5,443	77,127
Tenet Healthcare Corp.*	3,364	559,097
UnitedHealth Group, Inc.	29,762	17,401,246
Universal Health Services, Inc., Class B	2,008	459,852

		37,096,010

Health Care Technology (0.0%)†
Certara, Inc.*	4,173	48,866
Doximity, Inc., Class A*	3,844	167,483

		216,349

Life Sciences Tools & Services (2.6%)
10X Genomics, Inc., Class A*	1,192	26,915
Agilent Technologies, Inc.	10,166	1,509,448
Avantor, Inc.*	23,537	608,902
Azenta, Inc.*	1,902	92,133
Bio-Rad Laboratories, Inc., Class A*	670	224,169
Bio-Techne Corp.	5,390	430,823
Bruker Corp.	1,332	91,988
Charles River Laboratories International, Inc.*	1,772	349,031
Danaher Corp.	22,986	6,390,568
Fortrea Holdings, Inc.*	2,790	55,800
Illumina, Inc.*	5,529	721,037
IQVIA Holdings, Inc.*	5,549	1,314,947
Mettler-Toledo International, Inc.*	732	1,097,780
QIAGEN NV*	7,665	349,294
Repligen Corp.*	1,657	246,595
Revvity, Inc.	4,270	545,492
Sotera Health Co.*	5,227	87,291
Thermo Fisher Scientific, Inc.	13,260	8,202,238
Waters Corp.*	798	287,192
West Pharmaceutical Services, Inc.	990	297,158

		22,928,801

Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co.	70,427	3,643,893
Catalent, Inc.*	6,280	380,380
Elanco Animal Health, Inc.*	17,083	250,949
Jazz Pharmaceuticals plc*	2,112	235,298
Johnson & Johnson	83,763	13,574,632
Organon & Co.	8,927	170,774
Perrigo Co. plc	4,702	123,333
Pfizer, Inc.	196,863	5,697,215
Royalty Pharma plc, Class A	13,581	384,206
Viatris, Inc.	41,187	478,181
Zoetis, Inc.	2,779	542,961

		25,481,822

Total Health Care		136,586,267

Industrials (14.5%)
Aerospace & Defense (3.3%)
Boeing Co. (The)*	16,872	2,565,219
BWX Technologies, Inc.	2,518	273,707
Curtiss-Wright Corp.	1,324	435,186
General Dynamics Corp.	9,479	2,864,554
General Electric Co.	29,671	5,595,357
Hexcel Corp.	2,871	177,514
Howmet Aerospace, Inc.	13,206	1,323,901
Huntington Ingalls Industries, Inc.	1,370	362,201
L3Harris Technologies, Inc.	6,573	1,563,519
Loar Holdings, Inc.*	33	2,461
Lockheed Martin Corp.	5,041	2,946,767
RTX Corp.	46,170	5,593,957
Spirit AeroSystems Holdings, Inc., Class A*	3,521	114,468
Textron, Inc.	6,601	584,717
TransDigm Group, Inc.	1,508	2,152,112
Woodward, Inc.	2,065	354,168

		29,469,363

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	3,980	439,273
Expeditors International of Washington, Inc.	4,100	538,740
FedEx Corp.	7,859	2,150,851
GXO Logistics, Inc.*	4,073	212,081
United Parcel Service, Inc., Class B	25,310	3,450,765

		6,791,710

Building Products (1.2%)
A.O. Smith Corp.	4,171	374,681
Advanced Drainage Systems, Inc.	1,432	225,053
Allegion plc	3,035	442,321
Armstrong World Industries, Inc.	999	131,298
AZEK Co., Inc. (The), Class A*	1,484	69,451
Builders FirstSource, Inc.*	3,786	733,954
Carlisle Cos., Inc.	1,428	642,243
Carrier Global Corp.	29,122	2,344,030
Fortune Brands Innovations, Inc.	4,328	387,486
Hayward Holdings, Inc.*	4,947	75,887
Johnson Controls International plc	23,636	1,834,390
Masco Corp.	7,637	641,050
Owens Corning	2,994	528,501
Simpson Manufacturing Co., Inc.	1,332	254,772
Trane Technologies plc	5,180	2,013,621

		10,698,738

Commercial Services & Supplies (0.4%)
Cintas Corp.	612	125,999
Clean Harbors, Inc.*	1,789	432,419
Copart, Inc.*	2,059	107,892
MSA Safety, Inc.	1,284	227,705
RB Global, Inc.	6,354	511,433
Republic Services, Inc.	7,124	1,430,784
Stericycle, Inc.*	3,198	195,078
Tetra Tech, Inc.	7,259	342,334
Veralto Corp.	4,714	527,308
Vestis Corp.	4,562	67,974

		3,968,926

Construction & Engineering (0.3%)
AECOM	4,710	486,402
API Group Corp.*	7,892	260,594
EMCOR Group, Inc.	976	420,197
MasTec, Inc.*	2,174	267,619
MDU Resources Group, Inc.	7,048	193,186
Quanta Services, Inc.	3,499	1,043,227
Valmont Industries, Inc.	691	200,356
WillScot Holdings Corp.*	4,524	170,102

		3,041,683

Electrical Equipment (1.6%)
Acuity Brands, Inc.	1,068	294,117
AMETEK, Inc.	8,013	1,375,912
Eaton Corp. plc	13,861	4,594,090
Emerson Electric Co.	19,838	2,169,682
GE Vernova, Inc.*	9,459	2,411,856
Generac Holdings, Inc.*	1,042	165,553
Hubbell, Inc., Class B	1,858	795,874
nVent Electric plc	5,732	402,730
Regal Rexnord Corp.	2,303	382,022
Rockwell Automation, Inc.	3,612	969,677
Sensata Technologies Holding plc	5,185	185,934

		13,747,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ground Transportation (1.0%)
Avis Budget Group, Inc.	362	$31,708
CSX Corp.	67,833	2,342,273
JB Hunt Transport Services, Inc.	2,882	496,655
Knight-Swift Transportation Holdings, Inc., Class A	5,430	292,949
Landstar System, Inc.	1,234	233,066
Lyft, Inc., Class A*	3,896	49,674
Norfolk Southern Corp.	7,845	1,949,482
Ryder System, Inc.	1,495	217,971
Saia, Inc.*	382	167,033
Schneider National, Inc., Class B	1,629	46,492
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	152	11,777
U-Haul Holding Co. (New York Stock Exchange)	1,973	142,056
Union Pacific Corp.	11,036	2,720,153

		8,701,289

Industrial Conglomerates (0.7%)
3M Co.	15,617	2,134,844
Honeywell International, Inc.	19,119	3,952,088

		6,086,932

Machinery (3.5%)
AGCO Corp.	2,160	211,378
Allison Transmission Holdings, Inc.	3,033	291,380
Caterpillar, Inc.	14,567	5,697,445
CNH Industrial NV	30,294	336,263
Crane Co.	1,697	268,601
Cummins, Inc.	4,742	1,535,412
Deere & Co.	8,845	3,691,284
Donaldson Co., Inc.	4,167	307,108
Dover Corp.	4,759	912,491
Esab Corp.	1,962	208,580
Flowserve Corp.	4,556	235,500
Fortive Corp.	12,212	963,893
Gates Industrial Corp. plc*	7,111	124,798
Graco, Inc.	5,804	507,908
IDEX Corp.	2,629	563,920
Illinois Tool Works, Inc.	6,425	1,683,800
Ingersoll Rand, Inc.	14,007	1,374,927
ITT, Inc.	2,859	427,449
Lincoln Electric Holdings, Inc.	1,381	265,180
Middleby Corp. (The)*	1,848	257,112
Nordson Corp.	1,969	517,118
Oshkosh Corp.	2,263	226,775
Otis Worldwide Corp.	14,022	1,457,447
PACCAR, Inc.	17,854	1,761,833
Parker-Hannifin Corp.	4,441	2,805,913
Pentair plc	5,729	560,239
RBC Bearings, Inc.*	986	295,189
Snap-on, Inc.	1,795	520,029
Stanley Black & Decker, Inc.	5,333	587,323
Timken Co. (The)	2,242	188,978
Toro Co. (The)	3,623	314,223
Westinghouse Air Brake Technologies Corp.	6,071	1,103,526
Xylem, Inc.	8,387	1,132,497

		31,335,519

Marine Transportation (0.0%)†
Kirby Corp.*	2,013	246,452

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	4,354	196,844
American Airlines Group, Inc.(x)*	21,078	236,917
Delta Air Lines, Inc.	22,357	1,135,512
Southwest Airlines Co.	20,734	614,348
United Airlines Holdings, Inc.*	11,361	648,259

		2,831,880

Professional Services (0.9%)
Automatic Data Processing, Inc.	1,028	284,478
Broadridge Financial Solutions, Inc.	354	76,121
CACI International, Inc., Class A*	766	386,493
Clarivate plc*	14,164	100,564
Concentrix Corp.	1,648	84,460
Dayforce, Inc.(x)*	4,598	281,628
Dun & Bradstreet Holdings, Inc.	10,494	120,786
Equifax, Inc.	3,407	1,001,181
FTI Consulting, Inc.*	1,220	277,623
Genpact Ltd.	6,095	238,985
Jacobs Solutions, Inc.	4,326	566,273
KBR, Inc.	4,221	274,914
Leidos Holdings, Inc.	4,679	762,677
ManpowerGroup, Inc.	1,659	121,970
Parsons Corp.*	1,587	164,540
Paychex, Inc.	7,155	960,129
Paycom Software, Inc.	654	108,937
Paycor HCM, Inc.*	2,274	32,268
Robert Half, Inc.	3,546	239,036
Science Applications International Corp.	1,773	246,926
SS&C Technologies Holdings, Inc.	7,458	553,458
TransUnion	6,350	664,845

		7,548,292

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	3,619	163,904
Core & Main, Inc., Class A*	1,975	87,690
Fastenal Co.	3,119	222,759
Ferguson Enterprises, Inc.	6,551	1,300,832
MSC Industrial Direct Co., Inc., Class A	1,592	137,008
SiteOne Landscape Supply, Inc.*	976	147,288
United Rentals, Inc.	1,748	1,415,408
W.W. Grainger, Inc.	198	205,684
Watsco, Inc.	1,200	590,256
WESCO International, Inc.	1,513	254,154

		4,524,983

Total Industrials		128,993,214

Information Technology (9.0%)
Communications Equipment (1.1%)
Ciena Corp.*	4,995	307,642
Cisco Systems, Inc.	140,789	7,492,790
F5, Inc.*	2,027	446,345
Juniper Networks, Inc.	11,155	434,822
Lumentum Holdings, Inc.*	2,316	146,788
Motorola Solutions, Inc.	2,998	1,347,991
Ubiquiti, Inc.	80	17,738

		10,194,116

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	17,100	1,114,236
Arrow Electronics, Inc.*	1,868	248,126
Avnet, Inc.	3,115	169,176
CDW Corp.	2,317	524,337
Cognex Corp.	5,642	228,501
Coherent Corp.*	4,587	407,830
Corning, Inc.	26,602	1,201,080
Crane NXT Co.	1,701	95,426
IPG Photonics Corp.*	987	73,354
Jabil, Inc.	3,742	448,404
Keysight Technologies, Inc.*	6,048	961,209
Littelfuse, Inc.	847	224,667
TD SYNNEX Corp.	2,615	314,009
Teledyne Technologies, Inc.*	1,628	712,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Trimble, Inc.*	8,451	$524,723
Vontier Corp.	5,358	180,779
Zebra Technologies Corp., Class A*	1,395	516,596

		7,944,963

IT Services (2.1%)
Accenture plc, Class A	21,787	7,701,269
Akamai Technologies, Inc.*	5,225	527,464
Amdocs Ltd.	3,974	347,646
Amentum Holdings, Inc.*	4,326	139,514
Cognizant Technology Solutions Corp., Class A	17,275	1,333,285
DXC Technology Co.*	6,295	130,621
EPAM Systems, Inc.*	1,806	359,448
Globant SA*	362	71,727
International Business Machines Corp.	31,854	7,042,282
Kyndryl Holdings, Inc.*	7,889	181,289
Okta, Inc.*	2,966	220,492
Twilio, Inc., Class A*	4,847	316,121
VeriSign, Inc.*	2,815	534,737

		18,905,895

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc.*	19,005	3,118,340
Allegro MicroSystems, Inc.*	2,650	61,745
Amkor Technology, Inc.	3,912	119,707
Analog Devices, Inc.	17,204	3,959,845
Applied Materials, Inc.	2,340	472,797
Astera Labs, Inc.(x)*	726	38,035
Cirrus Logic, Inc.*	1,866	231,776
First Solar, Inc.*	3,700	922,928
GLOBALFOUNDRIES, Inc.(x)*	3,412	137,333
Intel Corp.	147,964	3,471,236
Lattice Semiconductor Corp.*	633	33,593
MACOM Technology Solutions Holdings, Inc.*	1,936	215,399
Marvell Technology, Inc.	27,367	1,973,708
Microchip Technology, Inc.	18,405	1,477,738
Micron Technology, Inc.	38,275	3,969,500
MKS Instruments, Inc.	2,183	237,314
ON Semiconductor Corp.*	14,900	1,081,889
Onto Innovation, Inc.*	1,263	262,148
Qorvo, Inc.*	3,343	345,332
QUALCOMM, Inc.	2,404	408,800
Skyworks Solutions, Inc.	5,574	550,544
Teradyne, Inc.	473	63,349
Texas Instruments, Inc.	27,780	5,738,515
Universal Display Corp.	803	168,550
Wolfspeed, Inc.*	4,319	41,894

		29,102,015

Software (1.1%)
ANSYS, Inc.*	3,028	964,812
Aspen Technology, Inc.*	933	222,819
BILL Holdings, Inc.*	2,669	140,816
CCC Intelligent Solutions Holdings, Inc.*	15,468	170,921
Dolby Laboratories, Inc., Class A	2,028	155,203
DoubleVerify Holdings, Inc.*	2,192	36,913
Dropbox, Inc., Class A*	5,997	152,504
Fair Isaac Corp.*	128	248,771
Fortinet, Inc.*	4,031	312,604
Gen Digital, Inc.	19,531	535,735
Guidewire Software, Inc.*	1,548	283,191
HashiCorp, Inc., Class A*	728	24,650
Informatica, Inc., Class A*	2,216	56,020
MicroStrategy, Inc., Class A(x)*	5,093	858,680
nCino, Inc.*	1,091	34,465
Nutanix, Inc., Class A*	6,034	357,515
PTC, Inc.*	1,615	291,766
Roper Technologies, Inc.	3,707	2,062,723
Salesforce, Inc.	4,949	1,354,591
SentinelOne, Inc., Class A*	6,674	159,642
Tyler Technologies, Inc.*	221	129,002
UiPath, Inc., Class A*	1,904	24,371
Unity Software, Inc.(x)*	5,738	129,794
Zoom Video Communications, Inc., Class A*	8,650	603,251

		9,310,759

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	7,240	858,230
Hewlett Packard Enterprise Co.	45,033	921,375
HP, Inc.	25,731	922,971
NetApp, Inc.	3,947	487,494
Pure Storage, Inc., Class A*	1,288	64,709
Western Digital Corp.*	11,324	773,316

		4,028,095

Total Information Technology		79,485,843

Materials (4.6%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	7,705	2,294,087
Albemarle Corp.(x)	4,071	385,564
Ashland, Inc.	1,733	150,719
Axalta Coating Systems Ltd.*	7,643	276,600
Celanese Corp.	2,880	391,565
CF Industries Holdings, Inc.	6,497	557,443
Chemours Co. (The)	4,790	97,333
Corteva, Inc.	24,279	1,427,362
Dow, Inc.	24,428	1,334,502
DuPont de Nemours, Inc.	14,515	1,293,432
Eastman Chemical Co.	4,058	454,293
Ecolab, Inc.	1,144	292,097
Element Solutions, Inc.	7,766	210,925
FMC Corp.	4,321	284,927
Huntsman Corp.	5,670	137,214
International Flavors & Fragrances, Inc.	8,874	931,149
Linde plc	16,683	7,955,455
LyondellBasell Industries NV, Class A	9,035	866,456
Mosaic Co. (The)	11,102	297,312
NewMarket Corp.	233	128,590
Olin Corp.	4,144	198,829
PPG Industries, Inc.	8,111	1,074,383
RPM International, Inc.	3,414	413,094
Scotts Miracle-Gro Co. (The)	1,474	127,796
Sherwin-Williams Co. (The)	725	276,711
Westlake Corp.	1,163	174,787

		22,032,625

Construction Materials (0.5%)
CRH plc	23,849	2,211,756
Eagle Materials, Inc.	287	82,556
Martin Marietta Materials, Inc.	2,008	1,080,806
Vulcan Materials Co.	3,408	853,465

		4,228,583

Containers & Packaging (0.6%)
Amcor plc	49,913	565,514
AptarGroup, Inc.	2,291	366,995
Avery Dennison Corp.	1,732	382,356
Ball Corp.	10,806	733,836
Berry Global Group, Inc.	4,019	273,212
Crown Holdings, Inc.	4,057	388,985
Graphic Packaging Holding Co.	10,552	312,234
International Paper Co.	12,022	587,275
Packaging Corp. of America	3,076	662,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sealed Air Corp.	4,775	$173,333
Silgan Holdings, Inc.	2,876	150,990
Smurfit WestRock plc	17,951	887,138
Sonoco Products Co.	3,398	185,633

		5,670,071

Metals & Mining (1.0%)
Alcoa Corp.	8,695	335,453
ATI, Inc.*	4,282	286,509
Cleveland-Cliffs, Inc.*	10,931	139,589
Freeport-McMoRan, Inc.	49,684	2,480,225
MP Materials Corp.(x)*	4,545	80,219
Newmont Corp.	40,072	2,141,848
Nucor Corp.	8,320	1,250,829
Reliance, Inc.	1,982	573,214
Royal Gold, Inc.	2,279	319,744
Steel Dynamics, Inc.	5,158	650,321
United States Steel Corp.	7,731	273,136

		8,531,087

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	675	72,535

Total Materials		40,534,901

Real Estate (4.8%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	7,519	468,434

Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	6,011	713,806
Healthcare Realty Trust, Inc. (REIT), Class A	13,192	239,435
Healthpeak Properties, Inc. (REIT)	24,601	562,625
Medical Properties Trust, Inc. (REIT)(x)	20,597	120,492
Omega Healthcare Investors, Inc. (REIT)	8,561	348,433
Ventas, Inc. (REIT)	13,996	897,564
Welltower, Inc. (REIT)	20,544	2,630,248

		5,512,603

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	24,186	425,673
Park Hotels & Resorts, Inc. (REIT)	7,206	101,605

		527,278

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	9,860	278,742
EastGroup Properties, Inc. (REIT)	1,658	309,748
First Industrial Realty Trust, Inc. (REIT)	4,582	256,500
Lineage, Inc. (REIT)	2,162	169,458
Prologis, Inc. (REIT)	32,083	4,051,441
Rexford Industrial Realty, Inc. (REIT)	7,483	376,470
STAG Industrial, Inc. (REIT)	6,279	245,446

		5,687,805

Office REITs (0.1%)
BXP, Inc. (REIT)	5,450	438,507
Cousins Properties, Inc. (REIT)	5,256	154,947
Highwoods Properties, Inc. (REIT)(x)	3,619	121,273
Kilroy Realty Corp. (REIT)	4,055	156,928
Vornado Realty Trust (REIT)	6,081	239,591

		1,111,246

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	10,617	1,321,604
CoStar Group, Inc.*	14,087	1,062,723
Howard Hughes Holdings, Inc.*	1,075	83,237
Jones Lang LaSalle, Inc.*	1,131	305,155
Seaport Entertainment Group, Inc.(x)*	120	3,291
Zillow Group, Inc., Class A*	1,632	101,070
Zillow Group, Inc., Class C*	5,503	351,366

		3,228,446

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	11,716	449,777
AvalonBay Communities, Inc. (REIT)	4,923	1,108,906
Camden Property Trust (REIT)	3,591	443,596
Equity LifeStyle Properties, Inc. (REIT)	6,394	456,148
Equity Residential (REIT)	13,109	976,096
Essex Property Trust, Inc. (REIT)	2,215	654,356
Invitation Homes, Inc. (REIT)	21,238	748,852
Mid-America Apartment Communities, Inc. (REIT)	4,030	640,367
Sun Communities, Inc. (REIT)	4,280	578,442
UDR, Inc. (REIT)	11,392	516,513

		6,573,053

Retail REITs (0.6%)
Agree Realty Corp. (REIT)	3,437	258,909
Brixmor Property Group, Inc. (REIT)	10,398	289,689
Federal Realty Investment Trust (REIT)	2,860	328,814
Kimco Realty Corp. (REIT)	22,860	530,809
NNN REIT, Inc. (REIT)	6,289	304,954
Realty Income Corp. (REIT)	29,914	1,897,146
Regency Centers Corp. (REIT)	6,379	460,755
Simon Property Group, Inc. (REIT)	8,355	1,412,162

		5,483,238

Specialized REITs (1.6%)
Crown Castle, Inc. (REIT)	15,089	1,790,008
CubeSmart (REIT)	7,764	417,936
Digital Realty Trust, Inc. (REIT)	11,209	1,813,952
EPR Properties (REIT)	2,593	127,161
Equinix, Inc. (REIT)	3,114	2,764,080
Extra Space Storage, Inc. (REIT)	7,259	1,307,999
Gaming and Leisure Properties, Inc. (REIT)	9,038	465,005
Iron Mountain, Inc. (REIT)	4,335	515,128
Lamar Advertising Co. (REIT), Class A	2,260	301,936
National Storage Affiliates Trust (REIT)	2,485	119,777
Public Storage (REIT)	4,655	1,693,815
Rayonier, Inc. (REIT)	5,126	164,955
SBA Communications Corp. (REIT)	3,724	896,367
VICI Properties, Inc. (REIT), Class A	36,183	1,205,256
Weyerhaeuser Co. (REIT)	25,299	856,624

		14,439,999

Total Real Estate		43,032,102

Utilities (4.8%)
Electric Utilities (3.2%)
Alliant Energy Corp.	8,892	539,655
American Electric Power Co., Inc.	18,306	1,878,196
Avangrid, Inc.	2,461	88,079
Constellation Energy Corp.	9,194	2,390,624
Duke Energy Corp.	26,789	3,088,772
Edison International	13,203	1,149,849
Entergy Corp.	7,399	973,782
Evergy, Inc.	7,728	479,213
Eversource Energy	12,189	829,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Exelon Corp.	34,729	$1,408,261
FirstEnergy Corp.	19,982	886,202
IDACORP, Inc.	1,755	180,923
NextEra Energy, Inc.	71,396	6,035,104
NRG Energy, Inc.	4,386	399,565
OGE Energy Corp.	6,936	284,515
PG&E Corp.	74,197	1,466,875
Pinnacle West Capital Corp.	3,940	349,045
PPL Corp.	25,631	847,873
Southern Co. (The)	38,021	3,428,734
Xcel Energy, Inc.	19,304	1,260,551

		27,965,279

Gas Utilities (0.1%)
Atmos Energy Corp.	5,220	724,066
National Fuel Gas Co.	3,161	191,588
UGI Corp.	7,281	182,171

		1,097,825

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	24,609	493,656
Brookfield Renewable Corp., Class A(x)	4,689	153,143
Clearway Energy, Inc., Class A	1,202	34,221
Clearway Energy, Inc., Class C	2,844	87,254

		768,274

Multi-Utilities (1.2%)
Ameren Corp.	9,234	807,606
CenterPoint Energy, Inc.	21,985	646,799
CMS Energy Corp.	10,329	729,537
Consolidated Edison, Inc.	12,020	1,251,642
Dominion Energy, Inc.	29,089	1,681,053
DTE Energy Co.	7,175	921,342
NiSource, Inc.	15,564	539,292
Public Service Enterprise Group, Inc.	17,308	1,544,047
Sempra	21,990	1,839,024
WEC Energy Group, Inc.	10,977	1,055,768

		11,016,110

Water Utilities (0.2%)
American Water Works Co., Inc.	6,769	989,898
Essential Utilities, Inc.	8,738	337,025

		1,326,923

Total Utilities		42,174,411

Total Common Stocks (99.0%) (Cost $547,439,299)		877,569,684

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)*	2,145	805

Total Health Care		805

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Seaport Entertainment Group, Inc., expiring 10/10/24(x)*	120	354

Total Real Estate		354

Total Rights (0.0%)† (Cost $1,126)		1,159

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	2,448,280	2,448,280

Total Investment Companies		2,648,280

Total Short-Term Investments (0.3%) (Cost $2,648,280)		2,648,280

Total Investments in Securities (99.3%) (Cost $550,088,705)		880,219,123
Other Assets Less Liabilities (0.7%)		6,167,377

Net Assets (100%)		$886,386,500

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $3,124,378. This was collateralized by $651,549 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/24/24 – 2/15/54 and by cash of $2,648,280 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	11	12/2024	USD	3,197,838	43,319
S&P Midcap 400 E-Mini Index	16	12/2024	USD	5,037,760	83,392

					126,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$37,029,837	$—	$—	$37,029,837
Consumer Discretionary	55,101,681	—	—	55,101,681
Consumer Staples	69,734,737	—	—	69,734,737
Energy	58,897,989	—	—	58,897,989
Financials	185,998,702	—	—	185,998,702
Health Care	136,586,267	—	—	136,586,267
Industrials	128,993,214	—	—	128,993,214
Information Technology	79,485,843	—	—	79,485,843
Materials	40,534,901	—	—	40,534,901
Real Estate	43,032,102	—	—	43,032,102
Utilities	42,174,411	—	—	42,174,411
Futures	126,711	—	—	126,711
Rights
Health Care	—	—	805	805
Real Estate	354	—	—	354
Short-Term Investments
Investment Companies	2,648,280	—	—	2,648,280

Total Assets	$880,345,029	$—	$805	$880,345,834

Total Liabilities	$—	$—	$—	$—

Total	$880,345,029	$—	$805	$880,345,834

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$367,303,253
Aggregate gross unrealized depreciation	(38,669,689)

Net unrealized appreciation	$328,633,564

Federal income tax cost of investments in securities and derivative instruments, if applicable	$551,712,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	630,467	$13,870,274
Frontier Communications Parent, Inc.*	20,135	715,396
Iridium Communications, Inc.	8,933	272,010
Liberty Global Ltd., Class A*	13,604	287,180
Liberty Global Ltd., Class C*	14,111	304,939
Verizon Communications, Inc.	588,893	26,447,185

		41,896,984

Entertainment (0.8%)
Electronic Arts, Inc.	21,938	3,146,787
Liberty Media Corp.-Liberty Formula One, Class A*	1,225	87,624
Liberty Media Corp.-Liberty Formula One, Class C*	10,349	801,323
Liberty Media Corp.-Liberty Live, Class A*	1,609	79,661
Liberty Media Corp.-Liberty Live, Class C*	3,808	195,465
Madison Square Garden Sports Corp.*	1,403	292,189
Netflix, Inc.*	2,075	1,471,735
Playtika Holding Corp.	5,769	45,690
Roku, Inc.*	8,810	657,755
Take-Two Interactive Software, Inc.*	13,765	2,115,818
TKO Group Holdings, Inc., Class A*	5,585	690,920
Walt Disney Co. (The)	200,972	19,331,497
Warner Bros Discovery, Inc.*	199,115	1,642,699

		30,559,163

Interactive Media & Services (0.7%)
Alphabet, Inc., Class C	90,486	15,128,354
IAC, Inc.*	6,101	328,356
Match Group, Inc.*	21,712	821,582
Meta Platforms, Inc., Class A	18,470	10,572,967
TripAdvisor, Inc.*	8,380	121,426
Trump Media & Technology Group Corp.(x)*	1,768	28,412
ZoomInfo Technologies, Inc., Class A*	25,594	264,130

		27,265,227

Media (0.8%)
Charter Communications, Inc., Class A*	11,122	3,604,418
Comcast Corp., Class A	469,022	19,591,049
Fox Corp., Class A	19,501	825,477
Fox Corp., Class B	10,845	420,786
Interpublic Group of Cos., Inc. (The)	30,900	977,367
Liberty Broadband Corp., Class A*	1,024	78,664
Liberty Broadband Corp., Class C*	6,833	528,122
New York Times Co. (The), Class A	13,186	734,065
News Corp., Class A	31,212	831,175
News Corp., Class B	9,322	260,550
Nexstar Media Group, Inc., Class A	1,556	257,285
Omnicom Group, Inc.	15,879	1,641,730
Paramount Global, Class A	756	16,526
Paramount Global, Class B	48,534	515,431
Sirius XM Holdings, Inc.	20,012	473,284

		30,755,929

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.	60,201	12,423,079

Total Communication Services		142,900,382

Consumer Discretionary (5.5%)
Automobile Components (0.3%)
Aptiv plc*	22,337	1,608,487
BorgWarner, Inc.	18,863	684,538
Cie Generale des Etablissements Michelin SCA (ADR)	377,256	7,658,297
Gentex Corp.	18,971	563,249
Lear Corp.	4,630	505,365
QuantumScape Corp., Class A(x)*	28,744	165,278

		11,185,214

Automobiles (0.3%)
Ford Motor Co.	322,129	3,401,682
General Motors Co.	93,052	4,172,452
Harley-Davidson, Inc.	9,925	382,410
Lucid Group, Inc.(x)*	72,797	256,973
Rivian Automotive, Inc., Class A(x)*	67,494	757,283
Tesla, Inc.*	4,865	1,272,830
Thor Industries, Inc.	4,171	458,351

		10,701,981

Broadline Retail (0.3%)
Amazon.com, Inc.*	49,594	9,240,850
Dillard’s, Inc., Class A(x)	252	96,690
eBay, Inc.	41,519	2,703,302
Etsy, Inc.*	3,320	184,360
Kohl’s Corp.(x)	9,059	191,145
Macy’s, Inc.	22,460	352,397
Nordstrom, Inc.	8,204	184,508
Ollie’s Bargain Outlet Holdings, Inc.*	5,000	486,000

		13,439,252

Distributors (0.1%)
Genuine Parts Co.	11,408	1,593,469
LKQ Corp.	21,826	871,294

		2,464,763

Diversified Consumer Services (0.1%)
ADT, Inc.	23,791	172,009
Bright Horizons Family Solutions, Inc.*	4,018	563,042
Grand Canyon Education, Inc.*	1,623	230,223
H&R Block, Inc.	9,162	582,245
Service Corp. International	11,699	923,402

		2,470,921

Hotels, Restaurants & Leisure (1.3%)
Aramark	21,477	831,804
Booking Holdings, Inc.	874	3,681,393
Boyd Gaming Corp.	5,631	364,044
Caesars Entertainment, Inc.*	17,641	736,335
Carnival Corp.*	81,859	1,512,754
Choice Hotels International, Inc.	356	46,387
Darden Restaurants, Inc.	4,609	756,475
Domino’s Pizza, Inc.	1,857	798,770
DoorDash, Inc., Class A*	3,614	515,826
Dutch Bros, Inc., Class A*	4,543	145,512
Expedia Group, Inc.*	8,933	1,322,263
Hilton Worldwide Holdings, Inc.	9,816	2,262,588
Hyatt Hotels Corp., Class A	3,071	467,406
Marriott International, Inc., Class A	38,487	9,567,868
Marriott Vacations Worldwide Corp.	2,854	209,712
McDonald’s Corp.	69,184	21,067,220
MGM Resorts International*	20,002	781,878
Penn Entertainment, Inc.*	12,356	233,034
Planet Fitness, Inc., Class A*	3,262	264,940
Royal Caribbean Cruises Ltd.	12,700	2,252,472
Starbucks Corp.	20,829	2,030,619
Travel + Leisure Co.	5,615	258,739
Vail Resorts, Inc.	498	86,797
Wendy’s Co. (The)	7,187	125,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Wyndham Hotels & Resorts, Inc.	5,874	$458,995
Wynn Resorts Ltd.	7,751	743,166
Yum! Brands, Inc.	14,239	1,989,331

		53,512,244

Household Durables (1.2%)
DR Horton, Inc.	24,328	4,641,053
Garmin Ltd.	12,703	2,236,109
Leggett & Platt, Inc.	10,907	148,553
Lennar Corp., Class A	102,760	19,265,445
Lennar Corp., Class B	931	161,007
Mohawk Industries, Inc.*	4,352	699,279
Newell Brands, Inc.	34,022	261,289
NVR, Inc.*	244	2,394,079
PulteGroup, Inc.	35,976	5,163,635
SharkNinja, Inc.	4,353	473,215
Sony Group Corp. (ADR)	90,658	8,754,843
Toll Brothers, Inc.	8,507	1,314,247
TopBuild Corp.*	2,396	974,717
Whirlpool Corp.	4,340	464,380

		46,951,851

Leisure Products (0.0%)†
Brunswick Corp.	5,537	464,111
Hasbro, Inc.	1,437	103,924
Mattel, Inc.*	28,098	535,267
Polaris, Inc.	4,282	356,434
YETI Holdings, Inc.*	4,904	201,211

		1,660,947

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	4,882	190,349
AutoNation, Inc.*	2,114	378,237
AutoZone, Inc.*	899	2,831,886
Bath & Body Works, Inc.	33,472	1,068,426
Best Buy Co., Inc.	17,681	1,826,447
CarMax, Inc.*	11,992	927,941
Carvana Co.*	5,622	978,847
Dick’s Sporting Goods, Inc.	4,243	885,514
Five Below, Inc.*	909	80,310
Floor & Decor Holdings, Inc., Class A*	5,467	678,837
GameStop Corp., Class A*	22,073	506,134
Gap, Inc. (The)	16,461	362,965
Home Depot, Inc. (The)	16,444	6,663,109
Lithia Motors, Inc., Class A	2,222	705,796
Lowe’s Cos., Inc.	125,378	33,958,631
O’Reilly Automotive, Inc.*	992	1,142,387
Penske Automotive Group, Inc.	1,513	245,742
RH*	982	328,410
Ross Stores, Inc.	20,756	3,123,986
TJX Cos., Inc. (The)	38,034	4,470,516
Ulta Beauty, Inc.*	526	204,677
Wayfair, Inc., Class A(x)*	7,571	425,339
Williams-Sonoma, Inc.	9,827	1,522,399

		63,506,885

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.(x)*	9,934	158,447
Birkenstock Holding plc*	3,221	158,763
Capri Holdings Ltd.*	9,305	394,904
Carter’s, Inc.	2,941	191,106
Columbia Sportswear Co.	2,728	226,943
Crocs, Inc.*	3,999	579,095
NIKE, Inc., Class B	37,708	3,333,387
PVH Corp.	4,698	473,700
Ralph Lauren Corp.	9,075	1,759,370
Skechers USA, Inc., Class A*	10,121	677,297
Tapestry, Inc.	63,722	2,993,660
Under Armour, Inc., Class A*	15,473	137,865
Under Armour, Inc., Class C*	15,876	132,723
VF Corp.	28,697	572,505

		11,789,765

Total Consumer Discretionary		217,683,823

Consumer Staples (6.1%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	594	171,749
Brown-Forman Corp., Class A	3,993	191,984
Brown-Forman Corp., Class B	14,132	695,294
Coca-Cola Co. (The)	308,022	22,134,461
Coca-Cola Consolidated, Inc.	1,161	1,528,341
Constellation Brands, Inc., Class A	38,554	9,934,980
Diageo plc	119,904	4,172,756
Keurig Dr Pepper, Inc.	86,980	3,260,011
Molson Coors Beverage Co., Class B	14,356	825,757
Monster Beverage Corp.*	12,419	647,899
PepsiCo, Inc.	58,405	9,931,770

		53,495,002

Consumer Staples Distribution & Retail (1.6%)
Albertsons Cos., Inc., Class A	34,275	633,402
BJ’s Wholesale Club Holdings, Inc.*	10,819	892,351
Casey’s General Stores, Inc.	2,511	943,408
Dollar General Corp.	18,022	1,524,121
Dollar Tree, Inc.*	16,822	1,182,923
Grocery Outlet Holding Corp.*	7,948	139,488
Kroger Co. (The)	54,428	3,118,724
Maplebear, Inc.(x)*	14,113	574,964
Performance Food Group Co.*	10,741	841,772
Sysco Corp.	15,487	1,208,915
Target Corp.	72,743	11,337,724
US Foods Holding Corp.*	18,788	1,155,462
Walgreens Boots Alliance, Inc.	58,725	526,176
Walmart, Inc.#	489,971	39,565,158

		63,644,588

Food Products (1.0%)
Archer-Daniels-Midland Co.	40,450	2,416,483
Bunge Global SA	11,552	1,116,385
Campbell Soup Co.	15,748	770,392
Conagra Brands, Inc.	39,087	1,271,109
Darling Ingredients, Inc.*	13,003	483,192
Flowers Foods, Inc.	15,370	354,586
Freshpet, Inc.*	2,600	355,602
General Mills, Inc.	46,333	3,421,692
Hershey Co. (The)	10,421	1,998,539
Hormel Foods Corp.	23,782	753,890
Ingredion, Inc.	5,374	738,549
J M Smucker Co. (The)	8,464	1,024,990
Kellanova	21,505	1,735,669
Kraft Heinz Co. (The)	72,914	2,560,011
Lamb Weston Holdings, Inc.	8,013	518,762
McCormick & Co., Inc. (Non- Voting)	20,663	1,700,565
Mondelez International, Inc., Class A	173,917	12,812,465
Nestle SA (Registered)	44,406	4,457,652
Pilgrim’s Pride Corp.*	3,065	141,143
Post Holdings, Inc.*	4,051	468,903
Seaboard Corp.	21	65,877
Tyson Foods, Inc., Class A	23,072	1,374,168

		40,540,624

Household Products (1.3%)
Church & Dwight Co., Inc.	20,013	2,095,761
Colgate-Palmolive Co.	30,009	3,115,234
Kimberly-Clark Corp.	35,928	5,111,836
Procter & Gamble Co. (The)	220,213	38,140,892
Reckitt Benckiser Group plc	35,548	2,175,260
Reynolds Consumer Products, Inc.	4,459	138,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc.	2,404	$228,717

		51,006,375

Personal Care Products (0.2%)
BellRing Brands, Inc.*	10,688	648,975
Coty, Inc., Class A*	32,267	302,987
Estee Lauder Cos., Inc. (The), Class A	12,085	1,204,754
Kenvue, Inc.	334,701	7,741,634

		9,898,350

Tobacco (0.6%)
Altria Group, Inc.	141,045	7,198,937
Philip Morris International, Inc.	127,581	15,488,333

		22,687,270

Total Consumer Staples		241,272,209

Energy (4.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	195,283	7,059,480
Halliburton Co.	72,319	2,100,867
NOV, Inc.	32,295	515,751
Schlumberger NV	117,239	4,918,176
TechnipFMC plc	35,177	922,693

		15,516,967

Oil, Gas & Consumable Fuels (4.4%)
Antero Midstream Corp.	17,180	258,559
Antero Resources Corp.*	23,792	681,641
APA Corp.	29,679	725,948
Cameco Corp.	29,625	1,414,890
Cheniere Energy, Inc.	13,121	2,359,681
Chesapeake Energy Corp.(x)	10,765	885,421
Chevron Corp.	176,715	26,024,818
Chord Energy Corp.	5,068	660,006
Civitas Resources, Inc.	5,942	301,081
ConocoPhillips	174,431	18,364,096
Coterra Energy, Inc.	350,918	8,404,486
Devon Energy Corp.	51,622	2,019,453
Diamondback Energy, Inc.	14,587	2,514,799
DT Midstream, Inc.	7,964	626,448
EOG Resources, Inc.	93,869	11,539,316
EQT Corp.	45,345	1,661,441
Exxon Mobil Corp.	459,597	53,873,960
Hess Corp.	8,090	1,098,622
HF Sinclair Corp.	13,287	592,202
Kinder Morgan, Inc.	159,039	3,513,172
Marathon Oil Corp.	46,854	1,247,722
Marathon Petroleum Corp.	28,899	4,707,936
Matador Resources Co.	8,908	440,233
New Fortress Energy, Inc.(x)	2,515	22,861
Occidental Petroleum Corp.	54,707	2,819,599
ONEOK, Inc.	47,871	4,362,484
Ovintiv, Inc.	21,999	842,782
Permian Resources Corp.	40,534	551,668
Phillips 66	34,765	4,569,859
Range Resources Corp.	19,444	598,097
Southwestern Energy Co.*	89,955	639,580
TotalEnergies SE (ADR)	119,099	7,696,177
Valero Energy Corp.	37,189	5,021,631
Viper Energy, Inc., Class A	5,303	239,218
Williams Cos., Inc. (The)	99,843	4,557,833

		175,837,720

Total Energy		191,354,687

Financials (17.2%)
Banks (5.4%)
Bank of America Corp.	676,750	26,853,440
Bank OZK	8,716	374,701
BOK Financial Corp.	1,860	194,593
Citigroup, Inc.	242,451	15,177,433
Citizens Financial Group, Inc.	69,505	2,854,570
Columbia Banking System, Inc.	17,101	446,507
Comerica, Inc.	10,873	651,401
Commerce Bancshares, Inc.	74,641	4,433,675
Cullen/Frost Bankers, Inc.	52,362	5,857,213
East West Bancorp, Inc.	11,315	936,203
Fifth Third Bancorp	56,017	2,399,768
First Citizens BancShares, Inc., Class A	2,225	4,096,114
First Hawaiian, Inc.	10,446	241,825
First Horizon Corp.	44,769	695,263
FNB Corp.	29,172	411,617
Huntington Bancshares, Inc.	118,431	1,740,936
JPMorgan Chase & Co.	316,685	66,776,199
KeyCorp	75,912	1,271,526
M&T Bank Corp.	24,813	4,419,692
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	597,671	6,084,291
Pinnacle Financial Partners, Inc.	6,216	608,982
PNC Financial Services Group, Inc. (The)	97,690	18,057,997
Popular, Inc.	5,247	526,117
Prosperity Bancshares, Inc.	7,358	530,291
Regions Financial Corp.	75,362	1,758,195
Synovus Financial Corp.	11,969	532,261
TFS Financial Corp.	4,144	53,292
Truist Financial Corp.	109,516	4,683,999
US Bancorp	314,862	14,398,639
Webster Financial Corp.	13,998	652,447
Wells Fargo & Co.	395,322	22,331,740
Western Alliance Bancorp	8,805	761,544
Wintrust Financial Corp.	5,322	577,597
Zions Bancorp NA	11,861	560,076

		211,950,144

Capital Markets (3.9%)
Affiliated Managers Group, Inc.	2,620	465,836
Ameriprise Financial, Inc.	33,251	15,621,652
Bank of New York Mellon Corp. (The)	80,366	5,775,101
BlackRock, Inc.	16,918	16,063,810
Blackstone, Inc.	51,697	7,916,362
Carlyle Group, Inc. (The)	17,957	773,228
Cboe Global Markets, Inc.	8,653	1,772,740
Charles Schwab Corp. (The)	148,959	9,654,033
CME Group, Inc.	29,499	6,508,954
Coinbase Global, Inc., Class A*	2,591	461,638
Evercore, Inc., Class A	2,942	745,326
FactSet Research Systems, Inc.	2,015	926,598
Franklin Resources, Inc.	23,372	470,946
Goldman Sachs Group, Inc. (The)	22,217	10,999,859
Houlihan Lokey, Inc., Class A	3,830	605,217
Interactive Brokers Group, Inc., Class A	8,519	1,187,208
Intercontinental Exchange, Inc.	46,627	7,490,161
Invesco Ltd.	29,968	526,238
Janus Henderson Group plc	10,600	403,542
Jefferies Financial Group, Inc.	10,607	652,861
KKR & Co., Inc.	74,860	9,775,219
Lazard, Inc.	574	28,918
MarketAxess Holdings, Inc.	3,030	776,286
Morgan Stanley	195,054	20,332,429
MSCI, Inc.	2,654	1,547,096
Nasdaq, Inc.	119,072	8,693,447
Northern Trust Corp.	16,590	1,493,598
Raymond James Financial, Inc.	15,510	1,899,355
Robinhood Markets, Inc., Class A*	54,475	1,275,805
S&P Global, Inc.	25,683	13,268,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SEI Investments Co.	8,290	$573,585
State Street Corp.	24,725	2,187,421
Stifel Financial Corp.	8,142	764,534
T. Rowe Price Group, Inc.	17,993	1,959,977
TPG, Inc., Class A	5,182	298,276
Tradeweb Markets, Inc., Class A	5,760	712,339
Virtu Financial, Inc., Class A	6,767	206,123
XP, Inc., Class A	30,084	539,707

		155,353,776

Consumer Finance (1.0%)
Ally Financial, Inc.	19,450	692,225
American Express Co.	60,503	16,408,414
Capital One Financial Corp.	103,430	15,486,574
Credit Acceptance Corp.*	108	47,889
Discover Financial Services	20,513	2,877,769
OneMain Holdings, Inc.	9,257	435,727
SLM Corp.	17,893	409,213
SoFi Technologies, Inc.(x)*	71,157	559,294
Synchrony Financial	68,258	3,404,709

		40,321,814

Financial Services (2.9%)
Affirm Holdings, Inc., Class A*	18,681	762,558
Apollo Global Management, Inc.	10,788	1,347,529
Berkshire Hathaway, Inc., Class B*	153,702	70,742,883
Block, Inc., Class A*	26,340	1,768,204
Corebridge Financial, Inc.	181,446	5,290,965
Corpay, Inc.*	1,308	409,090
Euronet Worldwide, Inc.*	3,544	351,671
Fidelity National Information Services, Inc.	64,381	5,391,909
Fiserv, Inc.*	46,778	8,403,668
Global Payments, Inc.	20,880	2,138,530
Jack Henry & Associates, Inc.	5,949	1,050,236
Mastercard, Inc., Class A	7,002	3,457,588
MGIC Investment Corp.	21,879	560,102
PayPal Holdings, Inc.*	89,660	6,996,170
Rocket Cos., Inc., Class A*	11,352	217,845
UWM Holdings Corp., Class A	2,421	20,627
Visa, Inc., Class A	8,755	2,407,187
Voya Financial, Inc.	8,311	658,397
Western Union Co. (The)	83,685	998,362
WEX, Inc.*	3,105	651,212

		113,624,733

Insurance (3.9%)
Aflac, Inc.	46,922	5,245,880
Allstate Corp. (The)	18,188	3,449,354
American Financial Group, Inc.	5,887	792,390
American International Group, Inc.	183,036	13,403,726
Aon plc, Class A	42,853	14,826,709
Arch Capital Group Ltd.*	29,593	3,310,865
Arthur J Gallagher & Co.	16,485	4,638,384
Assurant, Inc.	4,266	848,337
Assured Guaranty Ltd.	4,347	345,673
Axis Capital Holdings Ltd.	6,368	506,957
Brighthouse Financial, Inc.*	5,064	228,032
Brown & Brown, Inc.	10,971	1,136,596
Chubb Ltd.	58,646	16,912,920
Cincinnati Financial Corp.	12,558	1,709,395
CNA Financial Corp.	1,800	88,092
Everest Group Ltd.	2,954	1,157,466
Fidelity National Financial, Inc.	21,285	1,320,947
First American Financial Corp.	8,195	540,952
Globe Life, Inc.	7,606	805,551
Hanover Insurance Group, Inc. (The)	2,927	433,518
Hartford Financial Services Group, Inc. (The)	35,956	4,228,785
Kemper Corp.	4,968	304,290
Lincoln National Corp.	13,953	439,659
Loews Corp.	14,860	1,174,683
Markel Group, Inc.*	805	1,262,707
Marsh & McLennan Cos., Inc.	75,655	16,877,874
MetLife, Inc.	70,664	5,828,367
Old Republic International Corp.	20,661	731,813
Primerica, Inc.	2,834	751,435
Principal Financial Group, Inc.	19,137	1,643,868
Progressive Corp. (The)	100,919	25,609,205
Prudential Financial, Inc.	29,488	3,570,997
Reinsurance Group of America, Inc.	5,387	1,173,666
RenaissanceRe Holdings Ltd.	4,252	1,158,245
RLI Corp.	3,190	494,386
Travelers Cos., Inc. (The)	47,295	11,072,705
Unum Group	15,652	930,355
W.R. Berkley Corp.	25,475	1,445,197
White Mountains Insurance Group Ltd.	205	347,721
Willis Towers Watson plc	8,385	2,469,634

		153,217,336

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	56,930	595,488
Annaly Capital Management, Inc. (REIT)	41,043	823,733
Rithm Capital Corp. (REIT)	39,593	449,380
Starwood Property Trust, Inc. (REIT)	24,307	495,377

		2,363,978

Total Financials		676,831,781

Health Care (12.0%)
Biotechnology (1.9%)
AbbVie, Inc.	135,853	26,828,250
Alnylam Pharmaceuticals, Inc.*	1,160	319,035
Amgen, Inc.	40,983	13,205,132
Biogen, Inc.*	11,950	2,316,388
BioMarin Pharmaceutical, Inc.*	15,488	1,088,652
Exact Sciences Corp.*	9,052	616,622
Exelixis, Inc.*	3,897	101,127
Gilead Sciences, Inc.	126,752	10,626,888
GRAIL, Inc.(x)*	2,178	29,969
Incyte Corp.*	14,310	945,891
Ionis Pharmaceuticals, Inc.*	833	33,370
Moderna, Inc.*	27,836	1,860,280
Regeneron Pharmaceuticals, Inc.*	7,855	8,257,490
Roivant Sciences Ltd.*	28,746	331,729
United Therapeutics Corp.*	3,582	1,283,610
Vertex Pharmaceuticals, Inc.*	10,610	4,934,499

		72,778,932

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	185,265	21,122,063
Alcon, Inc.	87,920	8,798,154
Align Technology, Inc.*	2,545	647,244
Baxter International, Inc.	41,771	1,586,045
Becton Dickinson & Co.	23,723	5,719,615
Boston Scientific Corp.*	120,539	10,101,168
Cooper Cos., Inc. (The)*	16,010	1,766,543
Dentsply Sirona, Inc.	16,975	459,344
Edwards Lifesciences Corp.*	39,677	2,618,285
Enovis Corp.*	4,460	192,003
Envista Holdings Corp.*	14,094	278,497
GE HealthCare Technologies, Inc.	31,689	2,974,013
Globus Medical, Inc., Class A*	9,183	656,952
Hologic, Inc.*	18,956	1,544,156
Masimo Corp.*	1,686	224,794
Medtronic plc	228,808	20,599,584
QuidelOrtho Corp.*	4,421	201,598
ResMed, Inc.	8,671	2,116,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Solventum Corp.*	11,370	$792,716
STERIS plc	8,085	1,960,936
Stryker Corp.	20,877	7,542,025
Teleflex, Inc.	3,863	955,397
Zimmer Biomet Holdings, Inc.	20,209	2,181,562

		95,039,459

Health Care Providers & Services (3.5%)
Acadia Healthcare Co., Inc.*	7,463	473,229
Amedisys, Inc.*	2,628	253,628
Cardinal Health, Inc.	22,321	2,466,917
Centene Corp.*	71,833	5,407,588
Chemed Corp.	1,093	656,860
Cigna Group (The)	59,425	20,587,197
CVS Health Corp.	118,114	7,427,008
Elevance Health, Inc.	26,920	13,998,400
Encompass Health Corp.	32,902	3,179,649
HCA Healthcare, Inc.	15,041	6,113,114
Henry Schein, Inc.*	10,478	763,846
Humana, Inc.	15,154	4,799,878
Labcorp Holdings, Inc.	26,991	6,031,949
McKesson Corp.	23,593	11,664,851
Molina Healthcare, Inc.*	1,758	605,737
Premier, Inc., Class A	9,764	195,280
Quest Diagnostics, Inc.	9,105	1,413,551
R1 RCM, Inc.*	12,865	182,297
Tenet Healthcare Corp.*	7,952	1,321,622
UnitedHealth Group, Inc.	82,404	48,179,971
Universal Health Services, Inc., Class B	4,747	1,087,111

		136,809,683

Health Care Technology (0.0%)†
Certara, Inc.*	9,864	115,507
Doximity, Inc., Class A*	9,086	395,877

		511,384

Life Sciences Tools & Services (1.7%)
10X Genomics, Inc., Class A*	2,817	63,608
Agilent Technologies, Inc.	24,029	3,567,826
Avantor, Inc.*	55,633	1,439,226
Azenta, Inc.*	4,495	217,738
Bio-Rad Laboratories, Inc., Class A*	1,583	529,640
Bio-Techne Corp.	12,740	1,018,308
Bruker Corp.	3,147	217,332
Charles River Laboratories International, Inc.*	4,189	825,107
Danaher Corp.	89,041	24,755,179
Fortrea Holdings, Inc.*	6,596	131,920
Illumina, Inc.*	13,067	1,704,067
IQVIA Holdings, Inc.*	13,115	3,107,862
Mettler-Toledo International, Inc.*	1,731	2,595,981
QIAGEN NV*	18,118	825,637
Repligen Corp.*	3,916	582,779
Revvity, Inc.	10,091	1,289,125
Sotera Health Co.*	10,300	172,010
Thermo Fisher Scientific, Inc.	38,414	23,761,748
Waters Corp.*	1,885	678,393
West Pharmaceutical Services, Inc.	2,340	702,374

		68,185,860

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	220,194	11,392,838
Catalent, Inc.*	14,844	899,101
Elanco Animal Health, Inc.*	40,377	593,138
Jazz Pharmaceuticals plc*	4,991	556,047
Johnson & Johnson#	280,723	45,493,969
Merck & Co., Inc.	142,663	16,200,810
Organon & Co.	21,100	403,643
Perrigo Co. plc	11,115	291,547
Pfizer, Inc.#	653,584	18,914,721
Roche Holding AG	1,688	539,697
Royalty Pharma plc, Class A	32,099	908,081
Viatris, Inc.	97,350	1,130,234
Zoetis, Inc.	6,568	1,283,256

		98,607,082

Total Health Care		471,932,400

Industrials (11.5%)
Aerospace & Defense (2.8%)
Boeing Co. (The)*	71,203	10,825,704
BWX Technologies, Inc.	5,952	646,982
Curtiss-Wright Corp.	3,129	1,028,471
General Dynamics Corp.	77,596	23,449,511
General Electric Co.	70,130	13,225,115
Hexcel Corp.	6,785	419,517
Howmet Aerospace, Inc.	31,213	3,129,103
Huntington Ingalls Industries, Inc.	3,239	856,327
L3Harris Technologies, Inc.	15,536	3,695,548
Loar Holdings, Inc.*	77	5,744
Lockheed Martin Corp.	17,420	10,183,035
Northrop Grumman Corp.	21,721	11,470,209
RTX Corp.	203,344	24,637,159
Spirit AeroSystems Holdings, Inc., Class A*	8,321	270,516
Textron, Inc.	21,894	1,939,371
TransDigm Group, Inc.	3,564	5,086,291
Woodward, Inc.	4,880	836,969

		111,705,572

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	22,745	2,510,365
Expeditors International of Washington, Inc.	9,692	1,273,529
FedEx Corp.	18,575	5,083,606
GXO Logistics, Inc.*	9,627	501,278
United Parcel Service, Inc., Class B	59,823	8,156,268

		17,525,046

Building Products (0.9%)
A.O. Smith Corp.	9,857	885,454
Advanced Drainage Systems, Inc.	3,385	531,986
Allegion plc	7,173	1,045,393
Armstrong World Industries, Inc.	2,362	310,438
AZEK Co., Inc. (The), Class A*	3,509	164,221
Builders FirstSource, Inc.*	35,580	6,897,539
Carlisle Cos., Inc.	3,376	1,518,356
Carrier Global Corp.	68,832	5,540,288
Fortune Brands Innovations, Inc.	10,229	915,802
Hayward Holdings, Inc.*	11,692	179,355
Johnson Controls International plc	55,865	4,335,683
Masco Corp.	18,051	1,515,201
Owens Corning	12,365	2,182,670
Simpson Manufacturing Co., Inc.	3,149	602,309
Trane Technologies plc	19,157	7,446,901

		34,071,596

Commercial Services & Supplies (0.2%)
Cintas Corp.	1,448	298,114
Clean Harbors, Inc.*	4,228	1,021,950
Copart, Inc.*	4,866	254,978
MSA Safety, Inc.	3,035	538,227
RB Global, Inc.	15,018	1,208,799
Republic Services, Inc.	16,838	3,381,744
Stericycle, Inc.*	7,560	461,160
Tetra Tech, Inc.	17,155	809,030
Veralto Corp.	13,238	1,480,802
Vestis Corp.	10,783	160,667

		9,615,471

Construction & Engineering (0.2%)
AECOM	11,132	1,149,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
API Group Corp.*	18,653	$615,922
EMCOR Group, Inc.	2,307	993,233
MasTec, Inc.*	5,139	632,611
MDU Resources Group, Inc.	16,658	456,596
Quanta Services, Inc.	8,269	2,465,402
Valmont Industries, Inc.	1,632	473,198
WillScot Holdings Corp.*	10,694	402,094

		7,188,658

Electrical Equipment (1.1%)
Acuity Brands, Inc.	5,514	1,518,500
AMETEK, Inc.	18,939	3,252,016
Eaton Corp. plc	62,189	20,611,922
Emerson Electric Co.	46,888	5,128,141
GE Vernova, Inc.*	22,357	5,700,588
Generac Holdings, Inc.*	2,463	391,321
Hubbell, Inc., Class B	4,392	1,881,313
nVent Electric plc	13,548	951,883
Regal Rexnord Corp.	5,444	903,051
Rockwell Automation, Inc.	8,537	2,291,843
Sensata Technologies Holding plc	36,220	1,298,849

		43,929,427

Ground Transportation (0.8%)
ArcBest Corp.	5,642	611,875
Avis Budget Group, Inc.	856	74,977
Canadian National Railway Co.	14,089	1,650,526
CSX Corp.	180,327	6,226,691
JB Hunt Transport Services, Inc.	6,811	1,173,740
Knight-Swift Transportation Holdings, Inc., Class A	12,834	692,394
Landstar System, Inc.	2,917	550,934
Lyft, Inc., Class A*	9,208	117,402
Norfolk Southern Corp.	18,542	4,607,687
Ryder System, Inc.	3,533	515,111
Saia, Inc.*	904	395,283
Schneider National, Inc., Class B	3,850	109,879
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	358	27,738
U-Haul Holding Co. (New York Stock Exchange)	4,664	335,808
Union Pacific Corp.	55,406	13,656,471

		30,746,516

Industrial Conglomerates (0.7%)
3M Co.	36,912	5,045,870
Honeywell International, Inc.	111,294	23,005,583

		28,051,453

Machinery (3.2%)
AGCO Corp.	5,104	499,477
Allison Transmission Holdings, Inc.	7,168	688,630
Caterpillar, Inc.	34,430	13,466,262
CNH Industrial NV	71,602	794,782
Crane Co.	4,011	634,861
Cummins, Inc.	15,765	5,104,549
Deere & Co.	27,292	11,389,770
Donaldson Co., Inc.	9,848	725,798
Dover Corp.	11,249	2,156,883
Esab Corp.	4,638	493,066
Flowserve Corp.	10,770	556,701
Fortive Corp.	28,865	2,278,314
Gates Industrial Corp. plc*	16,808	294,980
Graco, Inc.	13,719	1,200,550
IDEX Corp.	6,213	1,332,689
Illinois Tool Works, Inc.	29,787	7,806,279
Ingersoll Rand, Inc.	33,107	3,249,783
ITT, Inc.	6,757	1,010,239
Lincoln Electric Holdings, Inc.	3,264	626,753
Middleby Corp. (The)*	4,367	607,581
Nordson Corp.	4,654	1,222,280
Oshkosh Corp.	55,162	5,527,784
Otis Worldwide Corp.	45,872	4,767,936
PACCAR, Inc.	121,475	11,987,153
Parker-Hannifin Corp.	36,918	23,325,531
Pentair plc	29,178	2,853,317
RBC Bearings, Inc.*	2,331	697,855
Snap-on, Inc.	4,244	1,229,529
Stanley Black & Decker, Inc.	21,024	2,315,373
Timken Co. (The)	5,300	446,737
Toro Co. (The)	8,564	742,756
Westinghouse Air Brake Technologies Corp.#	14,350	2,608,400
Xylem, Inc.	88,008	11,883,720

		124,526,318

Marine Transportation (0.0%)†
Kirby Corp.*	4,758	582,522

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	10,291	465,256
American Airlines Group, Inc.(x)*	49,821	559,988
Delta Air Lines, Inc.	52,843	2,683,896
Southwest Airlines Co.	49,007	1,452,078
United Airlines Holdings, Inc.*	26,853	1,532,232

		6,693,450

Professional Services (0.7%)
Automatic Data Processing, Inc.	2,429	672,177
Broadridge Financial Solutions, Inc.	836	179,765
CACI International, Inc., Class A*	1,810	913,254
Clarivate plc*	33,478	237,694
Concentrix Corp.	3,895	199,619
Dayforce, Inc.*	10,867	665,604
Dun & Bradstreet Holdings, Inc.	24,804	285,494
Equifax, Inc.	21,595	6,345,907
FTI Consulting, Inc.*	2,884	656,283
Genpact Ltd.	14,407	564,898
Jacobs Solutions, Inc.	10,225	1,338,452
KBR, Inc.	9,977	649,802
Leidos Holdings, Inc.	16,170	2,635,710
ManpowerGroup, Inc.	3,920	288,198
Parsons Corp.*	3,752	389,007
Paychex, Inc.	16,912	2,269,421
Paycom Software, Inc.	1,545	257,351
Paycor HCM, Inc.*	5,375	76,271
Robert Half, Inc.	49,377	3,328,504
Science Applications International Corp.	4,191	583,681
SS&C Technologies Holdings, Inc.	17,627	1,308,100
TransUnion	15,010	1,571,547
Verisk Analytics, Inc.	2,836	759,934

		26,176,673

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	8,553	387,365
Core & Main, Inc., Class A*	4,667	207,215
Fastenal Co.	7,372	526,508
Ferguson Enterprises, Inc.	15,484	3,074,658
MSC Industrial Direct Co., Inc., Class A	3,763	323,844
SiteOne Landscape Supply, Inc.*	2,308	348,300
United Rentals, Inc.	4,132	3,345,804
W.W. Grainger, Inc.	1,894	1,967,506
Watsco, Inc.	2,836	1,394,972
WESCO International, Inc.	3,577	600,865

		12,177,037

Total Industrials		452,989,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (10.3%)
Communications Equipment (0.6%)
Ciena Corp.*	11,805	$727,070
Cisco Systems, Inc.	332,766	17,709,806
F5, Inc.*	4,791	1,054,978
Juniper Networks, Inc.	26,366	1,027,747
Lumentum Holdings, Inc.*	5,473	346,879
Motorola Solutions, Inc.	7,085	3,185,629
Ubiquiti, Inc.	189	41,905

		24,094,014

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	40,417	2,633,572
Arrow Electronics, Inc.*	16,666	2,213,745
Avnet, Inc.	7,363	399,885
CDW Corp.	9,660	2,186,058
Cognex Corp.	13,336	540,108
Coherent Corp.*	10,842	963,962
Corning, Inc.	62,877	2,838,897
Crane NXT Co.	4,020	225,522
IPG Photonics Corp.*	2,332	173,314
Jabil, Inc.	8,844	1,059,777
Keysight Technologies, Inc.*	14,294	2,271,745
Littelfuse, Inc.	2,002	531,030
TD SYNNEX Corp.	21,287	2,556,143
Teledyne Technologies, Inc.*	20,197	8,839,419
Trimble, Inc.*	19,976	1,240,310
Vontier Corp.	12,665	427,317
Zebra Technologies Corp., Class A*	3,297	1,220,945

		30,321,749

IT Services (1.3%)
Accenture plc, Class A	73,045	25,819,947
Akamai Technologies, Inc.*	12,349	1,246,632
Amdocs Ltd.	9,394	821,787
Amentum Holdings, Inc.*	10,225	329,756
Cognizant Technology Solutions Corp., Class A	40,832	3,151,414
DXC Technology Co.*	14,880	308,760
EPAM Systems, Inc.*	4,270	849,858
Globant SA*	855	169,410
International Business Machines Corp.	75,289	16,644,892
Kyndryl Holdings, Inc.*	18,646	428,485
Okta, Inc.*	7,010	521,123
Twilio, Inc., Class A*	11,457	747,225
VeriSign, Inc.*	6,653	1,263,804

		52,303,093

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	44,919	7,370,310
Allegro MicroSystems, Inc.*	6,122	142,643
Amkor Technology, Inc.	9,246	282,928
Analog Devices, Inc.	74,443	17,134,545
Applied Materials, Inc.	21,256	4,294,775
Astera Labs, Inc.(x)*	1,716	89,901
Broadcom, Inc.	14,420	2,487,450
Cirrus Logic, Inc.*	4,410	547,766
First Solar, Inc.*	8,746	2,181,602
GLOBALFOUNDRIES, Inc.(x)*	8,064	324,576
Intel Corp.	393,342	9,227,803
KLA Corp.	10,805	8,367,500
Lam Research Corp.	5,502	4,490,072
Lattice Semiconductor Corp.*	1,497	79,446
MACOM Technology Solutions Holdings, Inc.*	4,575	509,014
Marvell Technology, Inc.	64,685	4,665,082
Microchip Technology, Inc.	158,548	12,729,819
Micron Technology, Inc.	97,570	10,118,985
MKS Instruments, Inc.	5,160	560,944
NVIDIA Corp.	209,178	25,402,576
NXP Semiconductors NV	40,193	9,646,722
ON Semiconductor Corp.*	35,217	2,557,106
Onto Innovation, Inc.*	2,984	619,359
Qorvo, Inc.*	7,901	816,173
QUALCOMM, Inc.	78,442	13,339,062
Skyworks Solutions, Inc.	13,175	1,301,295
Teradyne, Inc.	1,117	149,600
Texas Instruments, Inc.	95,056	19,635,718
Universal Display Corp.	1,898	398,390
Wolfspeed, Inc.*	10,208	99,018

		159,570,180

Software (2.5%)
Adobe, Inc.*	23,860	12,354,231
ANSYS, Inc.*	36,824	11,733,231
Aspen Technology, Inc.*	2,206	526,837
BILL Holdings, Inc.*	6,308	332,810
CCC Intelligent Solutions Holdings, Inc.*	36,559	403,977
Dolby Laboratories, Inc., Class A	4,794	366,885
DoubleVerify Holdings, Inc.*	5,182	87,265
Dropbox, Inc., Class A*	14,173	360,419
Fair Isaac Corp.*	304	590,830
Fortinet, Inc.*	9,527	738,819
Gen Digital, Inc.	175,988	4,827,351
Guidewire Software, Inc.*	3,659	669,377
HashiCorp, Inc., Class A*	1,720	58,239
Informatica, Inc., Class A*	5,238	132,417
Microsoft Corp.	96,302	41,438,751
MicroStrategy, Inc., Class A(x)*	12,037	2,029,438
nCino, Inc.*	2,579	81,471
Nutanix, Inc., Class A*	14,262	845,023
Oracle Corp.	57,403	9,781,471
PTC, Inc.*	3,816	689,399
Roper Technologies, Inc.	8,761	4,874,971
Salesforce, Inc.	17,024	4,659,639
SentinelOne, Inc., Class A*	15,774	377,314
Tyler Technologies, Inc.*	522	304,702
UiPath, Inc., Class A*	4,499	57,587
Unity Software, Inc.(x)*	13,563	306,795
Zoom Video Communications, Inc., Class A*	20,444	1,425,764

		100,055,013

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	125,998	29,357,534
Dell Technologies, Inc., Class C	17,111	2,028,338
Hewlett Packard Enterprise Co.	106,439	2,177,742
HP, Inc.	60,817	2,181,506
NetApp, Inc.	9,330	1,152,348
Pure Storage, Inc., Class A*	3,045	152,981
Western Digital Corp.*	49,422	3,375,028

		40,425,477

Total Information Technology		406,769,526

Materials (3.9%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	18,213	5,422,739
Albemarle Corp.(x)	9,622	911,300
Ashland, Inc.	4,096	356,229
Axalta Coating Systems Ltd.*	18,064	653,736
Celanese Corp.	6,806	925,344
CF Industries Holdings, Inc.	15,355	1,317,459
Chemours Co. (The)	11,322	230,063
Corteva, Inc.	312,820	18,390,688
Dow, Inc.	57,738	3,154,227
DuPont de Nemours, Inc.	81,633	7,274,317
Eastman Chemical Co.	9,592	1,073,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ecolab, Inc.	39,833	$10,170,560
Element Solutions, Inc.	18,355	498,522
FMC Corp.	10,213	673,445
Huntsman Corp.	13,401	324,304
International Flavors & Fragrances, Inc.	20,976	2,201,012
Linde plc	39,432	18,803,544
LyondellBasell Industries NV, Class A	79,355	7,610,144
Mosaic Co. (The)	26,240	702,707
NewMarket Corp.	552	304,643
Olin Corp.	9,794	469,916
PPG Industries, Inc.	36,210	4,796,377
RPM International, Inc.	79,922	9,670,562
Scotts Miracle-Gro Co. (The)	3,483	301,976
Sherwin-Williams Co. (The)	6,596	2,517,495
Westlake Corp.	2,750	413,297

		99,168,430

Construction Materials (0.5%)
CRH plc	56,369	5,227,661
Eagle Materials, Inc.	679	195,314
Martin Marietta Materials, Inc.	23,966	12,899,700
Vulcan Materials Co.	8,055	2,017,214

		20,339,889

Containers & Packaging (0.4%)
Amcor plc	117,974	1,336,645
AptarGroup, Inc.	5,414	867,269
Avery Dennison Corp.	4,094	903,791
Ball Corp.	25,541	1,734,489
Berry Global Group, Inc.	9,500	645,810
Crown Holdings, Inc.	9,590	919,489
Graphic Packaging Holding Co.	24,941	738,004
International Paper Co.	28,415	1,388,073
Packaging Corp. of America	7,272	1,566,389
Sealed Air Corp.	11,287	409,718
Silgan Holdings, Inc.	6,797	356,843
Smurfit WestRock plc	42,428	2,096,792
Sonoco Products Co.	8,032	438,788

		13,402,100

Metals & Mining (0.5%)
Alcoa Corp.	20,551	792,858
ATI, Inc.*	10,120	677,129
Cleveland-Cliffs, Inc.*	25,835	329,913
Freeport-McMoRan, Inc.	117,433	5,862,255
MP Materials Corp.(x)*	10,742	189,596
Newmont Corp.	94,713	5,062,410
Nucor Corp.	22,239	3,343,411
Reliance, Inc.	4,684	1,354,660
Royal Gold, Inc.	5,386	755,656
Steel Dynamics, Inc.	12,191	1,537,041
United States Steel Corp.	18,274	645,621

		20,550,550

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,596	171,506

Total Materials		153,632,475

Real Estate (3.1%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	17,773	1,107,258

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	20,671	2,454,681
Healthcare Realty Trust, Inc. (REIT), Class A	31,181	565,935
Healthpeak Properties, Inc. (REIT)	58,146	1,329,799
Medical Properties Trust, Inc. (REIT)(x)	48,682	284,790
Omega Healthcare Investors, Inc. (REIT)	20,236	823,605
Ventas, Inc. (REIT)	33,081	2,121,484
Welltower, Inc. (REIT)	48,558	6,216,881

		13,797,175

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	57,166	1,006,122
Park Hotels & Resorts, Inc. (REIT)	17,032	240,151
Ryman Hospitality Properties, Inc. (REIT)	19,877	2,131,609

		3,377,882

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	23,305	658,832
EastGroup Properties, Inc. (REIT)	3,918	731,961
First Industrial Realty Trust, Inc. (REIT)	10,831	606,319
Lineage, Inc. (REIT)	5,003	392,135
Prologis, Inc. (REIT)	123,234	15,561,990
Rexford Industrial Realty, Inc. (REIT)	90,009	4,528,353
STAG Industrial, Inc. (REIT)	14,841	580,135

		23,059,725

Office REITs (0.1%)
BXP, Inc. (REIT)	12,881	1,036,405
Cousins Properties, Inc. (REIT)	12,423	366,230
Highwoods Properties, Inc. (REIT)	8,553	286,611
Kilroy Realty Corp. (REIT)	9,585	370,940
Vornado Realty Trust (REIT)	14,373	566,296

		2,626,482

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	25,093	3,123,577
CoStar Group, Inc.*	33,295	2,511,775
Howard Hughes Holdings, Inc.*	2,540	196,672
Jones Lang LaSalle, Inc.*	2,674	721,472
Seaport Entertainment Group, Inc.(x)*	282	7,732
Zillow Group, Inc., Class A*	3,857	238,864
Zillow Group, Inc., Class C*	13,008	830,561

		7,630,653

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	27,692	1,063,096
AvalonBay Communities, Inc. (REIT)	11,636	2,621,009
Camden Property Trust (REIT)	8,487	1,048,399
Equity LifeStyle Properties, Inc. (REIT)	101,841	7,265,337
Equity Residential (REIT)	30,984	2,307,069
Essex Property Trust, Inc. (REIT)	5,236	1,546,819
Invitation Homes, Inc. (REIT)	50,198	1,769,981
Mid-America Apartment Communities, Inc. (REIT)	9,525	1,513,523
Sun Communities, Inc. (REIT)	10,116	1,367,177
UDR, Inc. (REIT)	26,926	1,220,825

		21,723,235

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	8,123	611,906
Brixmor Property Group, Inc. (REIT)	24,576	684,687
Federal Realty Investment Trust (REIT)	6,759	777,082
Kimco Realty Corp. (REIT)	54,031	1,254,600
NNN REIT, Inc. (REIT)	14,865	720,804
Realty Income Corp. (REIT)	70,705	4,484,111
Regency Centers Corp. (REIT)	15,077	1,089,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Simon Property Group, Inc. (REIT)	19,747	$3,337,638

		12,959,840

Specialized REITs (0.9%)
Crown Castle, Inc. (REIT)	35,665	4,230,939
CubeSmart (REIT)	18,351	987,834
Digital Realty Trust, Inc. (REIT)	26,494	4,287,524
EPR Properties (REIT)	6,128	300,517
Equinix, Inc. (REIT)	9,070	8,050,804
Extra Space Storage, Inc. (REIT)	17,157	3,091,520
Gaming and Leisure Properties, Inc. (REIT)	21,363	1,099,126
Iron Mountain, Inc. (REIT)	10,246	1,217,532
Lamar Advertising Co. (REIT), Class A	5,342	713,691
National Storage Affiliates Trust (REIT)	5,874	283,127
Public Storage (REIT)	15,076	5,485,704
Rayonier, Inc. (REIT)	12,116	389,893
SBA Communications Corp. (REIT)	8,802	2,118,642
VICI Properties, Inc. (REIT), Class A	85,520	2,848,671
Weyerhaeuser Co. (REIT)	59,796	2,024,693

		37,130,217

Total Real Estate		123,412,467

Utilities (4.2%)
Electric Utilities (2.6%)
Alliant Energy Corp.	21,017	1,275,522
American Electric Power Co., Inc.	92,166	9,456,232
Avangrid, Inc.	5,817	208,190
Constellation Energy Corp.	21,730	5,650,235
Duke Energy Corp.	125,793	14,503,933
Edison International	31,207	2,717,818
Entergy Corp.	17,487	2,301,464
Evergy, Inc.	18,266	1,132,675
Eversource Energy	28,810	1,960,520
Exelon Corp.	149,797	6,074,268
FirstEnergy Corp.	47,228	2,094,562
IDACORP, Inc.	4,147	427,514
NextEra Energy, Inc.	168,751	14,264,522
NRG Energy, Inc.	24,395	2,222,384
OGE Energy Corp.	16,395	672,523
PG&E Corp.	399,196	7,892,105
Pinnacle West Capital Corp.	9,312	824,950
PPL Corp.	60,582	2,004,053
Southern Co. (The)	175,372	15,815,047
Xcel Energy, Inc.	197,674	12,908,112

		104,406,629

Gas Utilities (0.3%)
Atmos Energy Corp.	79,768	11,064,619
National Fuel Gas Co.	7,471	452,818
UGI Corp.	17,209	430,569

		11,948,006

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	58,165	1,166,790
Brookfield Renewable Corp., Class A(x)	11,082	361,938
Clearway Energy, Inc., Class A	2,841	80,883
Clearway Energy, Inc., Class C	6,721	206,200
Vistra Corp.	16,355	1,938,722

		3,754,533

Multi-Utilities (0.9%)
Ameren Corp.	53,652	4,692,404
CenterPoint Energy, Inc.	51,963	1,528,752
CMS Energy Corp.	24,413	1,724,290
Consolidated Edison, Inc.	28,411	2,958,437
Dominion Energy, Inc.	173,011	9,998,306
DTE Energy Co.	16,959	2,177,705
NiSource, Inc.	36,787	1,274,670
Public Service Enterprise Group, Inc.	40,909	3,649,492
Sempra	51,976	4,346,753
WEC Energy Group, Inc.	25,946	2,495,486

		34,846,295

Water Utilities (0.3%)
American Water Works Co., Inc.	72,757	10,639,984
Essential Utilities, Inc.	20,652	796,547

		11,436,531

Total Utilities		166,391,994

Total Common Stocks (82.2%) (Cost $1,908,525,586)		3,245,171,483

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	457,995
iShares Morningstar Growth ETF	80,200	6,740,008
iShares Morningstar U.S. Equity ETF	5,416	429,110
iShares Morningstar Value ETF(x)‡	902,310	74,169,882
iShares Russell 1000 ETF(x)	1,631	512,770
iShares Russell 1000 Value ETF	326,288	61,929,462
iShares S&P 500 Value ETF	18,991	3,744,455
SPDR Portfolio S&P 500 Growth ETF(x)	62,100	5,150,574
SPDR Portfolio S&P 500 Value ETF(x)	978,700	51,734,082
Vanguard Growth ETF	19,190	7,367,617
Vanguard Large-Cap ETF	1,464	385,456
Vanguard Russell 1000 Growth ETF(x)	70,500	6,804,660
Vanguard Russell 1000 Value ETF(x)	723,000	60,247,590
Vanguard Value ETF(x)	434,801	75,903,211

Total Exchange Traded Funds (9.0%) (Cost $214,769,931)		355,576,872

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)*	4,461	1,673

Total Health Care		1,673

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Seaport Entertainment Group, Inc., expiring 10/10/24*	282	832

Total Real Estate		832

Total Rights (0.0%)† (Cost $2,342)		2,505

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	6,000,000	6,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	19,178,440	$19,178,440
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	89,629,762	89,683,540
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		131,361,980

Total Short-Term Investments (3.4%) (Cost $131,329,703)		131,361,980

Total Investments in Securities (94.6%) (Cost $2,254,627,562)		3,732,112,840
Other Assets Less Liabilities (5.4%)		214,668,148

Net Assets (100%)		$3,946,780,988

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $44,138,944.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $59,430,545. This was collateralized by $21,453,161 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/24/24 - 2/15/54 and by cash of $41,678,440 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend /Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	902,310	78,516,022	—	(15,446,887)	2,120,769	8,979,978	74,169,882	1,105,991	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	479	12/2024	USD	139,251,288	3,622,133
S&P Midcap 400 E-Mini Index	613	12/2024	USD	193,009,180	8,196,349

					11,818,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$142,900,382	$—	$—	$142,900,382
Consumer Discretionary	217,683,823	—	—	217,683,823
Consumer Staples	230,466,541	10,805,668	—	241,272,209
Energy	191,354,687	—	—	191,354,687
Financials	676,831,781	—	—	676,831,781
Health Care	471,392,703	539,697	—	471,932,400
Industrials	452,989,739	—	—	452,989,739
Information Technology	406,769,526	—	—	406,769,526
Materials	153,632,475	—	—	153,632,475
Real Estate	123,412,467	—	—	123,412,467
Utilities	166,391,994	—	—	166,391,994
Exchange Traded Funds	355,576,872	—	—	355,576,872
Futures	11,818,482	—	—	11,818,482
Rights
Health Care	—	—	1,673	1,673
Real Estate	832	—	—	832
Short-Term Investments
Investment Companies	131,361,980	—	—	131,361,980

Total Assets	$3,732,584,284	$11,345,365	$1,673	$3,743,931,322

Total Liabilities	$—	$—	$—	$—

Total	$3,732,584,284	$11,345,365	$1,673	$3,743,931,322

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,489,520,125
Aggregate gross unrealized depreciation	(100,927,571)

Net unrealized appreciation	$1,388,592,554

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,355,338,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (9.8%)
Banco do Brasil SA	1,733,800	$8,682,208
BB Seguridade Participacoes SA	1,500,700	9,839,933
CCR SA	1,675,710	3,768,094
Engie Brasil Energia SA	376,100	2,936,199
Petroleo Brasileiro SA (ADR)	509,023	7,335,021
PRIO SA	418,500	3,334,818
Vale SA (ADR), Class B	375,035	4,380,409
Vibra Energia SA	1,272,000	5,447,393

		45,724,075

Chile (0.6%)
Sociedad Quimica y Minera de Chile SA (ADR)(x)	65,892	2,746,378

China (29.8%)
Alibaba Group Holding Ltd. (ADR)	96,660	10,257,559
Anhui Conch Cement Co. Ltd., Class H	1,954,374	5,744,573
China Construction Bank Corp., Class H	17,923,574	13,557,068
China Medical System Holdings Ltd.	4,081,000	4,698,438
China Merchants Bank Co. Ltd., Class H	1,367,781	6,782,734
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,944,100	4,513,817
ENN Natural Gas Co. Ltd., Class A	1,645,810	4,827,578
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,096,598	7,492,896
Hengan International Group Co. Ltd.	1,523,473	5,252,105
Huayu Automotive Systems Co. Ltd., Class A	1,597,396	4,082,227
JD.com, Inc. (ADR)	194,557	7,782,280
Lenovo Group Ltd.	6,776,000	9,239,386
Midea Group Co. Ltd., Class A	575,900	6,243,205
NetEase, Inc. (ADR)	95,805	8,958,726
Ping An Insurance Group Co. of China Ltd., Class H	1,135,500	7,325,241
Sinopharm Group Co. Ltd., Class H	3,118,231	8,343,254
Tencent Holdings Ltd.	109,900	6,285,372
Tingyi Cayman Islands Holding Corp.	5,556,000	8,018,976
Want Want China Holdings Ltd.	5,470,000	3,757,443
Weichai Power Co. Ltd., Class H	3,500,906	6,466,938

		139,629,816

Egypt (0.7%)
Commercial International Bank - Egypt (CIB) (Registered) (GDR)(m)	1,803,267	3,061,947

Greece (2.6%)
Metlen Energy & Metals SA	85,115	3,352,105
National Bank of Greece SA	645,534	5,515,791
OPAP SA	198,483	3,526,224

		12,394,120

Hong Kong (0.8%)
ASMPT Ltd.	326,312	3,987,682

Hungary (3.1%)
MOL Hungarian Oil & Gas plc	631,132	4,717,817
OTP Bank Nyrt.	183,357	9,586,150

		14,303,967

India (5.5%)
Axis Bank Ltd.	286,416	4,211,414
Indus Towers Ltd.*	2,069,172	9,692,618
Infosys Ltd. (ADR)	151,714	3,378,671
Tata Consultancy Services Ltd.	64,495	3,285,117
UPL Ltd.	698,773	5,112,724

		25,680,544

Indonesia (4.8%)
Astra International Tbk. PT	16,237,696	5,416,140
Bank Mandiri Persero Tbk. PT	13,092,256	5,988,367
Telkom Indonesia Persero Tbk. PT (ADR)*	361,026	7,141,094
United Tractors Tbk. PT	2,150,700	3,856,771

		22,402,372

Mexico (6.7%)
America Movil SAB de CV (ADR)	270,424	4,424,137
Cemex SAB de CV (ADR)	898,424	5,480,386
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	25,237	4,391,743
Grupo Financiero Banorte SAB de CV, Class O	800,547	5,697,748
Grupo Mexico SAB de CV	715,079	3,994,855
Kimberly-Clark de Mexico SAB de CV, Class A	2,100,773	3,403,487
Ternium SA (ADR)	104,739	3,865,916

		31,258,272

Peru (0.7%)
Credicorp Ltd.	18,498	3,347,583

Portugal (0.8%)
Galp Energia SGPS SA	205,343	3,840,103

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)*	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (8.8%)
Bidvest Group Ltd. (The)(x)	403,599	6,839,517
Life Healthcare Group Holdings Ltd.	5,384,533	4,986,400
Nedbank Group Ltd.	518,714	8,975,831
Sanlam Ltd.	1,322,916	6,738,047
Standard Bank Group Ltd.(x)	549,910	7,713,540
Vodacom Group Ltd.	908,299	5,754,970

		41,008,305

South Korea (9.6%)
Coway Co. Ltd.	79,562	4,058,106
Doosan Bobcat, Inc.	37,051	1,150,318
Hyundai Mobis Co. Ltd.	22,446	3,733,276
KB Financial Group, Inc.	137,573	8,510,863
Kia Corp.	37,930	2,897,612
KT Corp.	145,185	4,463,131
KT&G Corp.	39,781	3,312,802
Samsung Electronics Co. Ltd.	52,955	2,490,428
Shinhan Financial Group Co. Ltd.	199,630	8,472,482
SK Hynix, Inc.	44,913	5,996,643

		45,085,661

Taiwan (11.0%)
ASE Technology Holding Co. Ltd.	1,908,000	9,103,945
Globalwafers Co. Ltd.	226,000	3,249,332
MediaTek, Inc.	208,000	7,722,813
Novatek Microelectronics Corp.	291,000	4,763,181
Taiwan Semiconductor Manufacturing Co. Ltd.	675,429	20,425,183
Yageo Corp.	317,826	6,256,793

		51,521,247

Thailand (1.7%)
Kasikornbank PCL	947,967	4,419,083
PTT Exploration & Production PCL	857,600	3,491,434

		7,910,517

Turkey (0.4%)
BIM Birlesik Magazalar A/S	134,036	1,945,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (1.5%)
Unilever plc	108,899	$7,057,482

Total Common Stocks (98.9%) (Cost $413,028,411)		462,905,107

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	1,506,500	1,506,500

Total Short-Term Investments (0.3%) (Cost $1,506,500)		1,506,500

Total Investments in Securities (99.2%) (Cost $414,534,911)		464,411,607
Other Assets Less Liabilities (0.8%)		3,815,212

Net Assets (100%)		$468,226,819

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $3,061,947 or 0.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $12,302,526. This was collateralized by $11,094,180 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 10/31/24 - 8/15/53 and by cash of $1,506,500 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Financials	$128,426,030	27.4%
Information Technology	79,899,174	17.1
Consumer Discretionary	55,520,778	11.8
Communication Services	46,720,048	10.0
Consumer Staples	37,261,148	8.0
Industrials	31,384,855	6.7
Materials	31,325,241	6.7
Energy	26,575,964	5.7
Health Care	18,028,092	3.8
Utilities	7,763,777	1.7
Investment Company	1,506,500	0.3
Cash and Other	3,815,212	0.8

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$45,724,075	$—	$—		$45,724,075
Chile	2,746,378	—	—		2,746,378
China	26,998,565	112,631,251	—		139,629,816
Egypt	—	3,061,947	—		3,061,947
Greece	—	12,394,120	—		12,394,120
Hong Kong	—	3,987,682	—		3,987,682
Hungary	—	14,303,967	—		14,303,967
India	3,378,671	22,301,873	—		25,680,544
Indonesia	7,141,094	15,261,278	—		22,402,372
Mexico	31,258,272	—	—		31,258,272
Peru	3,347,583	—	—		3,347,583
Portugal	—	3,840,103	—		3,840,103
Russia	—	—	—	(a)	—	(a)
South Africa	—	41,008,305	—		41,008,305
South Korea	—	45,085,661	—		45,085,661
Taiwan	—	51,521,247	—		51,521,247
Thailand	—	7,910,517	—		7,910,517
Turkey	—	1,945,036	—		1,945,036
United Kingdom	—	7,057,482	—		7,057,482
Short-Term Investments
Investment Companies	1,506,500	—	—		1,506,500

Total Assets	$122,101,138	$342,310,469	$—		$464,411,607

Total Liabilities	$—	$—	$—		$—

Total	$122,101,138	$342,310,469	$—		$464,411,607

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,475,734
Aggregate gross unrealized depreciation	(35,861,690)

Net unrealized appreciation	$47,614,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$416,797,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (46.7%)
Communication Services (5.8%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.
3.500%, 6/1/41	$15,543,000	$12,682,611
4.300%, 12/15/42	12,705,000	11,301,465
4.750%, 5/15/46	7,610,000	7,057,130
4.550%, 3/9/49	7,826,000	7,013,875
Bell Canada (The)
4.300%, 7/29/49	1,313,000	1,133,745
Telefonica Emisiones SA
7.045%, 6/20/36	1,143,000	1,313,612
5.213%, 3/8/47	4,800,000	4,541,326
4.895%, 3/6/48	640,000	579,712
TELUS Corp.
4.300%, 6/15/49	1,866,000	1,555,815
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,740,277
2.850%, 9/3/41	9,110,000	6,829,086
4.862%, 8/21/46(x)	4,360,000	4,239,851
3.700%, 3/22/61	155,000	116,926

		65,105,431

Entertainment (0.3%)
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	272,763
Walt Disney Co. (The)
6.150%, 3/1/37	429,000	482,253
4.625%, 3/23/40	1,522,000	1,500,335
Warnermedia Holdings, Inc.
5.050%, 3/15/42	7,570,000	6,162,155

		8,417,506

Media (2.1%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,019,000	2,911,675
5.375%, 5/1/47	2,369,000	1,993,656
5.750%, 4/1/48(x)	1,040,000	906,672
3.900%, 6/1/52(x)	2,045,000	1,339,802
3.950%, 6/30/62	1,493,000	925,764
Comcast Corp.
3.250%, 11/1/39	6,253,000	5,103,363
3.750%, 4/1/40	210,000	181,529
3.969%, 11/1/47	2,640,000	2,206,872
4.049%, 11/1/52	225,000	187,209
2.937%, 11/1/56	40,000	26,141
2.987%, 11/1/63	289,000	182,778
Discovery Communications LLC
5.200%, 9/20/47	6,428,000	5,247,974
Fox Corp.
5.476%, 1/25/39	5,372,000	5,395,362
5.576%, 1/25/49	7,279,000	7,125,709
Grupo Televisa SAB
6.625%, 1/15/40	2,980,000	2,932,320
5.000%, 5/13/45	400,000	326,952
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	8,241,635
Paramount Global
6.875%, 4/30/36	1,557,000	1,581,741
5.900%, 10/15/40	1,328,000	1,169,987
4.850%, 7/1/42	710,000	564,170
4.375%, 3/15/43	678,000	502,086
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,680,319
4.500%, 9/15/42	4,211,000	3,217,078

		55,950,794

Wireless Telecommunication Services (1.0%)
America Movil SAB de CV
6.125%, 3/30/40	3,914,000	4,256,475
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	1,056,663
5.000%, 3/15/44	3,712,000	3,496,521
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	7,294,431
Vodafone Group plc
5.250%, 5/30/48	6,920,000	6,788,065
4.875%, 6/19/49	5,530,000	5,039,883

		27,932,038

Total Communication Services		157,405,769

Consumer Discretionary (2.4%)
Automobile Components (0.0%)†
Aptiv plc
5.400%, 3/15/49	428,000	396,070

Automobiles (0.2%)
General Motors Co.
5.200%, 4/1/45	5,143,000	4,667,550

Broadline Retail (1.1%)
Alibaba Group Holding Ltd.
3.150%, 2/9/51	200,000	142,566
Amazon.com, Inc.
4.800%, 12/5/34	4,553,000	4,746,067
3.875%, 8/22/37	322,000	303,656
2.875%, 5/12/41	7,880,000	6,277,729
4.950%, 12/5/44	2,136,000	2,218,476
4.050%, 8/22/47	5,610,000	5,041,687
3.250%, 5/12/61	41,000	29,630
eBay, Inc.
4.000%, 7/15/42	4,984,000	4,226,804
3.650%, 5/10/51	6,826,000	5,197,263
JD.com, Inc.
4.125%, 1/14/50	2,400,000	2,034,744

		30,218,622

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.
4.875%, 12/9/45	6,916,000	6,702,182
4.450%, 3/1/47	2,590,000	2,350,787
3.625%, 9/1/49	67,000	52,690
Starbucks Corp.
4.500%, 11/15/48	251,000	224,675

		9,330,334

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,763,384

Leisure Products (0.2%)
Hasbro, Inc.
5.100%, 5/15/44	5,060,000	4,687,404

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	1,100,000	837,490
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	416,742
5.950%, 4/1/41(x)	79,000	88,322
4.250%, 4/1/46	1,522,000	1,375,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc.
4.050%, 5/3/47	$124,000	$103,306
3.000%, 10/15/50	394,000	267,168
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	7,529,562

		10,617,798

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,275,430
3.375%, 3/27/50	150,000	117,774

		1,393,204

Total Consumer Discretionary		64,074,366

Consumer Staples (4.0%)
Beverages (1.4%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	367,947
4.900%, 2/1/46	4,672,000	4,583,705
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46(x)	340,000	333,842
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	175,006
4.350%, 6/1/40	13,250,000	12,509,952
5.550%, 1/23/49	5,305,000	5,690,348
5.800%, 1/23/59	819,000	920,063
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	594,522
2.750%, 6/1/60	1,068,000	695,082
Diageo Capital plc
5.875%, 9/30/36	727,000	801,845
3.875%, 4/29/43	922,000	801,552
Molson Coors Beverage Co.
5.000%, 5/1/42(x)	10,206,000	9,938,916
PepsiCo, Inc.
3.450%, 10/6/46	719,000	577,944

		37,990,724

Consumer Staples Distribution & Retail (0.5%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	136,709
4.450%, 2/1/47	3,500,000	3,075,892
Sysco Corp.
6.600%, 4/1/40	1,713,000	1,931,944
6.600%, 4/1/50	2,690,000	3,137,001
Target Corp.
3.625%, 4/15/46	1,628,000	1,331,261
Walmart, Inc.
5.250%, 9/1/35(x)	469,000	510,021
4.050%, 6/29/48	3,609,000	3,235,743

		13,358,571

Food Products (0.8%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,775,369
Conagra Brands, Inc.
5.400%, 11/1/48	10,853,000	10,666,010
General Mills, Inc.
5.400%, 6/15/40	147,000	149,658
4.700%, 4/17/48	390,000	361,541
JBS USA Holding Lux Sarl
4.375%, 2/2/52	970,000	767,828
6.500%, 12/1/52(x)	2,330,000	2,469,169
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	692,691
Tyson Foods, Inc.
4.550%, 6/2/47(x)	3,434,000	2,996,888
5.100%, 9/28/48	3,472,000	3,286,606

		23,165,760

Household Products (0.3%)
Colgate-Palmolive Co.
4.000%, 8/15/45	3,777,000	3,404,788
3.700%, 8/1/47	5,314,000	4,555,173

		7,959,961

Personal Care Products (0.2%)
Kenvue, Inc.
5.100%, 3/22/43	5,370,000	5,504,411

Tobacco (0.8%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	657,092
5.950%, 2/14/49	3,077,000	3,214,704
BAT Capital Corp.
4.390%, 8/15/37	1,050,000	952,385
7.079%, 8/2/43	7,240,000	8,277,024
4.540%, 8/15/47	3,549,000	2,982,735
7.081%, 8/2/53	2,960,000	3,427,671
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	67,193
4.250%, 11/10/44	623,000	547,642
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,346,827

		21,473,273

Total Consumer Staples		109,452,700

Energy (4.3%)
Energy Equipment & Services (0.0%)†
NOV, Inc.
3.950%, 12/1/42	357,000	280,723

Oil, Gas & Consumable Fuels (4.3%)
Apache Corp.
5.100%, 9/1/40	9,850,000	8,693,962
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,237,808
2.939%, 6/4/51	8,235,000	5,579,841
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	273,934
ConocoPhillips Co.
4.025%, 3/15/62	1,298,000	1,047,012
Devon Energy Corp.
5.600%, 7/15/41	854,000	844,858
Diamondback Energy, Inc.
4.400%, 3/24/51(x)	2,455,000	2,038,090
Enbridge Energy Partners LP
7.375%, 10/15/45	4,590,000	5,551,940
Enbridge, Inc.
4.500%, 6/10/44	2,155,000	1,897,872
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,341,095
6.500%, 2/1/42	7,690,000	8,394,140
5.000%, 5/15/44(e)	69,000	62,886
6.125%, 12/15/45	4,067,000	4,210,241
5.300%, 4/15/47	538,000	505,097
5.400%, 10/1/47	982,000	931,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
6.125%, 10/15/39	$6,522,000	$7,174,617
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,258,109
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	2,030,371
4.327%, 3/19/50	6,275,000	5,659,552
Hess Corp.
5.800%, 4/1/47	1,250,000	1,312,431
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	649,485
Marathon Oil Corp.
6.600%, 10/1/37	1,189,000	1,352,132
5.200%, 6/1/45	2,820,000	2,767,618
Marathon Petroleum Corp.
6.500%, 3/1/41	4,468,000	4,864,168
4.750%, 9/15/44	1,055,000	937,687
5.000%, 9/15/54	2,494,000	2,198,201
MPLX LP
5.200%, 3/1/47(x)	2,449,000	2,316,009
5.500%, 2/15/49	880,000	852,068
Occidental Petroleum Corp.
6.200%, 3/15/40	2,900,000	3,010,608
6.600%, 3/15/46	4,540,000	4,861,401
ONEOK Partners LP
6.125%, 2/1/41	86,000	89,780
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,946,374
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	5,274,384
Phillips 66
4.650%, 11/15/34	258,000	250,881
5.875%, 5/1/42	1,742,000	1,839,230
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	7,395,186
TotalEnergies Capital International SA
3.127%, 5/29/50	2,850,000	2,052,393
TransCanada PipeLines Ltd.
5.000%, 10/16/43	567,000	540,925
5.100%, 3/15/49	3,003,000	2,903,956
Transcontinental Gas Pipe Line Co. LLC
4.600%, 3/15/48	2,340,000	2,046,706
Valero Energy Corp.
6.625%, 6/15/37(x)	104,000	115,796
Williams Cos., Inc. (The)
6.300%, 4/15/40	3,874,000	4,203,755
5.100%, 9/15/45	1,435,000	1,358,072

		116,872,055

Total Energy		117,152,778

Financials (7.2%)
Banks (2.9%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38(k)	85,000	79,888
5.875%, 2/7/42	12,210,000	13,576,000
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48(k)	4,559,000	4,180,311
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50(k)	152,000	137,059
Citigroup, Inc.
6.125%, 8/25/36	750,000	811,633
(SOFR + 4.55%), 5.316%, 3/26/41(k)	6,496,000	6,655,750
5.875%, 1/30/42	980,000	1,073,876
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48(k)	2,778,000	2,458,322
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	416,105
5.250%, 8/4/45	6,825,000	7,010,170
Fifth Third Bancorp
8.250%, 3/1/38	338,000	425,501
HSBC Holdings plc
6.800%, 6/1/38	267,000	303,055
6.100%, 1/14/42	5,777,000	6,603,369
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38(k)	159,000	144,439
5.400%, 1/6/42	163,000	172,732
(SOFR + 1.46%), 3.157%, 4/22/42(k)(x)	8,150,000	6,492,973
5.625%, 8/16/43(x)	7,704,000	8,304,062
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	30,143
(Zero Coupon), 6/29/37	135,000	80,986
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	1,139,326
2.930%, 9/17/41	212,000	161,620
6.184%, 7/13/43	7,050,000	8,036,859
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	4,004,000	3,122,714
5.606%, 1/15/44	151,000	155,779
3.900%, 5/1/45	408,000	341,488
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51(k)	4,593,000	4,480,197
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	1,171,774

		77,566,131

Capital Markets (1.4%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	910,867
5.968%, 3/4/54	20,000	21,612
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 3.210%, 4/22/42(k)	6,790,000	5,393,287
(SOFR + 1.47%), 2.908%, 7/21/42(k)	178,000	134,665
4.800%, 7/8/44	6,797,000	6,607,909
4.750%, 10/21/45(x)	1,250,000	1,209,716
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	5,536,780
Moody’s Corp.
5.250%, 7/15/44	55,000	55,680
4.875%, 12/17/48	6,262,000	5,939,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51(k)	$3,845,000	$4,177,673
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	76,215
Raymond James Financial, Inc.
4.950%, 7/15/46(x)	2,201,000	2,118,759
3.750%, 4/1/51	3,680,000	2,893,540
UBS AG
4.500%, 6/26/48	3,200,000	3,052,116
UBS Group AG
4.875%, 5/15/45	919,000	895,915

		39,024,051

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,728,191

Financial Services (0.6%)
Global Payments, Inc.
4.150%, 8/15/49	2,260,000	1,814,322
Mastercard, Inc.
3.950%, 2/26/48	493,000	424,303
3.650%, 6/1/49	64,000	52,118
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,581,073
Shell International Finance BV
4.125%, 5/11/35	222,000	215,575
5.500%, 3/25/40	4,250,000	4,505,898
4.000%, 5/10/46	820,000	698,935
3.250%, 4/6/50	5,890,000	4,315,464

		16,607,688

Insurance (2.2%)
Alleghany Corp.
3.250%, 8/15/51	850,000	617,929
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	1,003,119
3.850%, 8/10/49	2,664,000	2,164,334
American International Group, Inc.
4.800%, 7/10/45(x)	4,360,000	4,145,575
4.750%, 4/1/48	6,870,000	6,507,793
Aon Corp.
2.900%, 8/23/51(x)	5,200,000	3,425,723
Aon Global Ltd.
4.750%, 5/15/45	846,000	789,902
Arthur J Gallagher & Co.
6.750%, 2/15/54	3,250,000	3,825,647
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	6,950,000	6,321,340
Chubb Corp. (The)
6.000%, 5/11/37	328,000	365,225
Chubb INA Holdings LLC
4.350%, 11/3/45	6,282,000	5,723,522
Hartford Financial Services Group, Inc. (The)
4.400%, 3/15/48	7,230,000	6,389,494
2.900%, 9/15/51	166,000	112,388
Lincoln National Corp.
7.000%, 6/15/40(x)	480,000	550,685
Marsh & McLennan Cos., Inc.
4.900%, 3/15/49	23,000	22,051
5.700%, 9/15/53	780,000	831,044
MetLife, Inc.
5.700%, 6/15/35	126,000	136,385
6.400%, 12/15/36(x)	170,000	179,987
10.750%, 8/1/39	175,000	250,250
4.875%, 11/13/43	686,000	672,259
Progressive Corp. (The)
4.125%, 4/15/47	832,000	729,212
3.950%, 3/26/50	691,000	584,195
Prudential Financial, Inc.
4.600%, 5/15/44(x)	1,333,000	1,255,780
3.935%, 12/7/49	7,385,000	6,096,518
Travelers Cos., Inc. (The)
6.250%, 6/15/37	204,000	231,901
3.750%, 5/15/46	871,000	724,120
4.000%, 5/30/47	174,000	149,727
2.550%, 4/27/50	172,000	111,981
Willis North America, Inc.
5.900%, 3/5/54	4,460,000	4,648,390

		58,566,476

Total Financials		194,492,537

Health Care (7.9%)
Biotechnology (1.9%)
AbbVie, Inc.
4.500%, 5/14/35	433,000	431,698
4.050%, 11/21/39	6,970,000	6,440,892
4.400%, 11/6/42	31,000	29,174
4.450%, 5/14/46	297,000	275,955
4.875%, 11/14/48	5,889,000	5,749,761
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,721,763
5.150%, 11/15/41(x)	8,059,000	7,996,054
5.600%, 3/2/43	7,390,000	7,732,422
4.563%, 6/15/48	1,009,000	908,843
5.650%, 3/2/53	680,000	711,362
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	2,064,709
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,745,423
3.150%, 5/1/50	1,279,000	877,535
Gilead Sciences, Inc.
5.650%, 12/1/41	5,390,000	5,726,615
4.750%, 3/1/46	1,570,000	1,498,412
4.150%, 3/1/47	804,000	700,790

		50,611,408

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
4.750%, 11/30/36	2,006,000	2,049,181
6.150%, 11/30/37	470,000	541,303
4.750%, 4/15/43	150,000	151,860
4.900%, 11/30/46	6,620,000	6,696,113
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	951,587
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	134,096
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	4,097,260
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	308,381
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	3,120,432
Medtronic, Inc.
4.625%, 3/15/45	1,529,000	1,461,898
Stryker Corp.
4.375%, 5/15/44	157,000	142,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 3/15/46	$144,000	$134,088

		19,788,294

Health Care Providers & Services (2.8%)
Banner Health
2.907%, 1/1/42	5,162,000	3,963,584
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	1,037,066
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	937,852
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,368,018
Children’s Health System of Texas
2.511%, 8/15/50	2,010,000	1,309,381
Cigna Group (The)
3.200%, 3/15/40	7,987,000	6,261,647
6.125%, 11/15/41	261,000	286,600
4.800%, 7/15/46	1,279,000	1,192,303
CommonSpirit Health
5.318%, 12/1/34	1,540,000	1,587,790
3.910%, 10/1/50	1,192,000	953,464
CVS Health Corp.
2.700%, 8/21/40	219,000	154,973
5.125%, 7/20/45	2,245,000	2,086,193
5.050%, 3/25/48	10,191,000	9,219,305
Elevance Health, Inc.
4.650%, 1/15/43(x)	1,627,000	1,513,190
4.550%, 3/1/48	6,930,000	6,217,452
3.125%, 5/15/50	3,631,000	2,571,301
3.600%, 3/15/51	1,927,000	1,476,670
HCA, Inc.
5.500%, 6/15/47	6,086,000	6,058,431
5.250%, 6/15/49	3,520,000	3,353,187
3.500%, 7/15/51	419,000	300,454
5.900%, 6/1/53	4,960,000	5,145,476
Humana, Inc.
4.950%, 10/1/44	909,000	844,258
5.750%, 4/15/54	1,320,000	1,342,406
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	3,270,777
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	966,097
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	475,920
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	3,019,758
Rady Children’s Hospital-San Diego
Series 21A
3.154%, 8/15/51	964,000	720,805
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	545,277
3.361%, 8/15/50	2,003,000	1,528,590
UnitedHealth Group, Inc.
6.625%, 11/15/37	469,000	550,235
4.750%, 7/15/45(x)	3,023,000	2,907,372
4.250%, 4/15/47	96,000	84,520
3.700%, 8/15/49	4,300,000	3,429,388
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	651,764

		77,331,504

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,869,333

Pharmaceuticals (2.4%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	8,185,336
4.375%, 11/16/45	1,084,000	1,007,011
4.375%, 8/17/48	5,814,000	5,400,007
Eli Lilly and Co.
4.150%, 3/15/59	673,000	589,808
GlaxoSmithKline Capital, Inc.
4.200%, 3/18/43	1,011,000	922,935
Johnson & Johnson
3.700%, 3/1/46	6,183,000	5,324,377
3.750%, 3/3/47	1,568,000	1,365,262
3.500%, 1/15/48	3,142,000	2,598,676
Merck & Co., Inc.
4.150%, 5/18/43	232,000	210,651
4.000%, 3/7/49	4,607,000	3,985,263
Mylan, Inc.
5.400%, 11/29/43	8,430,000	7,741,850
5.200%, 4/15/48	1,440,000	1,237,008
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,716,193
Pfizer, Inc.
3.900%, 3/15/39(x)	33,000	30,058
7.200%, 3/15/39	1,681,000	2,096,030
4.300%, 6/15/43	179,000	164,922
4.125%, 12/15/46	227,000	201,408
4.200%, 9/15/48	4,713,000	4,158,022
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	6,881,000	5,308,992
3.175%, 7/9/50	400,000	286,011
Viatris, Inc.
3.850%, 6/22/40	7,200,000	5,582,840
4.000%, 6/22/50	8,000,000	5,700,336

		64,812,996

Total Health Care		214,413,535

Industrials (3.7%)
Aerospace & Defense (1.4%)
Boeing Co. (The)
5.705%, 5/1/40	7,503,000	7,314,091
3.850%, 11/1/48	38,000	26,784
5.805%, 5/1/50	11,061,000	10,648,324
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	2,969,707
L3Harris Technologies, Inc.
5.054%, 4/27/45	896,000	876,346
Northrop Grumman Corp.
5.150%, 5/1/40(x)	1,393,000	1,415,035
4.750%, 6/1/43	402,000	386,613
5.250%, 5/1/50	12,515,000	12,719,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
RTX Corp.
4.350%, 4/15/47	$298,000	$264,272

		36,620,842

Air Freight & Logistics (0.4%)
FedEx Corp.
3.900%, 2/1/35	65,000	60,174
4.400%, 1/15/47	7,305,000	6,339,470
United Parcel Service, Inc.
6.200%, 1/15/38	113,000	128,401
5.300%, 4/1/50	2,870,000	2,979,110

		9,507,155

Building Products (0.0%)†
Johnson Controls International plc
6.000%, 1/15/36	596,000	649,576

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
3.050%, 3/1/50	1,275,000	914,628
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,753,760
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	956,011

		5,624,399

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	685,245
3.915%, 9/15/47	329,000	280,619
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,630,846

		3,596,710

Ground Transportation (0.9%)
Burlington Northern Santa Fe LLC
5.750%, 5/1/40	4,740,000	5,139,429
4.400%, 3/15/42	92,000	85,935
4.900%, 4/1/44	850,000	844,250
4.700%, 9/1/45	2,771,000	2,639,969
4.125%, 6/15/47	539,000	474,777
Canadian National Railway Co.
3.650%, 2/3/48	264,000	217,471
Canadian Pacific Railway Co.
3.100%, 12/2/51	830,000	594,315
CSX Corp.
6.150%, 5/1/37	32,000	35,947
4.100%, 3/15/44	32,000	28,337
4.750%, 11/15/48	4,706,000	4,518,107
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	213,257
3.942%, 11/1/47	7,186,000	5,954,327
4.050%, 8/15/52	1,015,000	842,461
3.155%, 5/15/55	4,276,000	2,958,411
Union Pacific Corp.
3.750%, 2/5/70	1,156,000	875,833

		25,422,826

Industrial Conglomerates (0.3%)
3M Co.
4.000%, 9/14/48	31,000	27,318
3.250%, 8/26/49	3,076,000	2,292,015
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	3,230,396
2.800%, 6/1/50	2,915,000	2,065,588

		7,615,317

Machinery (0.4%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	29,243
3.803%, 8/15/42	522,000	455,498
4.750%, 5/15/64	522,000	497,330
Cummins, Inc.
4.875%, 10/1/43	3,460,000	3,366,397
Deere & Co.
3.900%, 6/9/42	503,000	448,972
2.875%, 9/7/49(x)	804,000	579,146
3.750%, 4/15/50	665,000	562,578
Parker-Hannifin Corp.
4.000%, 6/14/49	7,155,000	6,036,073

		11,975,237

Total Industrials		101,012,062

Information Technology (3.7%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	32,517

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc.
4.750%, 3/15/42	201,000	188,746
5.350%, 11/15/48	5,255,000	5,288,091

		5,476,837

IT Services (0.1%)
International Business Machines Corp.
5.600%, 11/30/39	3,265,000	3,507,321
4.700%, 2/19/46	319,000	302,526

		3,809,847

Semiconductors & Semiconductor Equipment (1.7%)
Applied Materials, Inc.
5.850%, 6/15/41(x)	1,103,000	1,237,795
4.350%, 4/1/47	2,900,000	2,684,391
Broadcom, Inc.
3.500%, 2/15/41§	1,116,000	916,492
Intel Corp.
4.600%, 3/25/40	8,955,000	8,010,580
4.800%, 10/1/41	87,000	78,820
5.625%, 2/10/43(x)	5,260,000	5,218,736
4.100%, 5/19/46	1,472,000	1,159,738
4.100%, 5/11/47	7,099,000	5,554,370
KLA Corp.
5.000%, 3/15/49	8,644,000	8,579,877
NXP BV
3.250%, 5/11/41	3,363,000	2,601,987
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,167,365
4.300%, 5/20/47	801,000	722,569
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	360,881
TSMC Arizona Corp.
3.125%, 10/25/41	8,600,000	6,989,857
4.500%, 4/22/52(x)	800,000	786,216

		46,069,674

Software (1.1%)
Microsoft Corp.
3.500%, 2/12/35	141,000	134,254
3.450%, 8/8/36	65,000	60,624
4.450%, 11/3/45	925,000	932,564
3.700%, 8/8/46	997,000	877,989
3.041%, 3/17/62	70,000	50,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Oracle Corp.
3.900%, 5/15/35	$215,000	$198,865
6.500%, 4/15/38	346,000	393,707
3.600%, 4/1/40	9,587,000	7,974,710
4.500%, 7/8/44(x)	1,011,000	908,113
4.125%, 5/15/45	870,000	736,938
4.000%, 11/15/47	4,340,000	3,548,271
6.900%, 11/9/52	5,220,000	6,255,851
5.550%, 2/6/53	6,410,000	6,532,680
4.375%, 5/15/55(x)	305,000	259,503

		28,864,146

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
4.500%, 2/23/36	439,000	454,966
4.650%, 2/23/46	6,400,000	6,332,132
3.850%, 8/4/46	4,660,000	4,085,929
4.250%, 2/9/47	1,000,000	934,286
Dell International LLC
8.350%, 7/15/46	250,000	336,421
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	3,298,000	3,599,587
HP, Inc.
6.000%, 9/15/41(x)	930,000	995,833

		16,739,154

Total Information Technology		100,992,175

Materials (1.7%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,056,169
Dow Chemical Co. (The)
5.550%, 11/30/48	6,791,000	6,823,426
DuPont de Nemours, Inc.
5.319%, 11/15/38	202,000	219,562
5.419%, 11/15/48	8,454,000	9,298,522
Eastman Chemical Co.
4.800%, 9/1/42(x)	1,090,000	1,007,328
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,524,895
3.950%, 12/1/47	202,000	175,864
LYB International Finance III LLC
4.200%, 10/15/49	1,020,000	836,899
Nutrien Ltd.
4.125%, 3/15/35	145,000	134,651
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	168,557

		21,245,873

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	36,381

Containers & Packaging (0.2%)
International Paper Co.
6.000%, 11/15/41	4,800,000	5,207,315
4.800%, 6/15/44	258,000	242,353
4.400%, 8/15/47	492,000	430,783
Packaging Corp. of America
4.050%, 12/15/49	898,000	741,400

		6,621,851

Metals & Mining (0.7%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,570,741
BHP Billiton Finance USA Ltd.
5.500%, 9/8/53	3,350,000	3,579,797
Freeport-McMoRan, Inc.
5.400%, 11/14/34	690,000	713,495
5.450%, 3/15/43	2,100,000	2,101,297
Nucor Corp.
5.200%, 8/1/43	559,000	566,300
4.400%, 5/1/48	3,428,000	3,060,637
Rio Tinto Alcan, Inc.
5.750%, 6/1/35	747,000	809,544
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	87,541
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,253,936
Southern Copper Corp.
7.500%, 7/27/35	139,000	164,840
6.750%, 4/16/40	788,000	900,999
5.875%, 4/23/45	121,000	125,840
Vale Overseas Ltd.
6.875%, 11/10/39	570,000	632,700
Vale SA
5.625%, 9/11/42	2,170,000	2,223,968

		17,791,635

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	574,500

Total Materials		46,270,240

Real Estate (0.7%)
Diversified REITs (0.3%)
Simon Property Group LP (REIT)
4.750%, 3/15/42(x)	6,281,000	5,891,276
VICI Properties LP (REIT)
5.625%, 5/15/52	1,650,000	1,615,267

		7,506,543

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	483,640
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,476,438
4.950%, 9/1/48	1,523,000	1,462,505

		5,422,583

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	2,075,469
2.125%, 10/15/50	284,000	162,322

		2,237,791

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	460,616
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	187,662

		648,278

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	650,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Realty Income Corp. (REIT)
4.650%, 3/15/47	$2,329,000	$2,146,193

		2,797,030

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	296,565

Total Real Estate		18,908,790

Utilities (5.3%)
Electric Utilities (3.6%)
AEP Transmission Co. LLC
4.250%, 9/15/48	30,000	26,073
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,405,153
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	466,379
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	223,900
4.000%, 3/1/48	347,000	292,934
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,738,435
Duke Energy Carolinas LLC
6.050%, 4/15/38	243,000	269,394
4.250%, 12/15/41(x)	293,000	264,710
3.450%, 4/15/51	5,398,000	4,082,716
Duke Energy Corp.
3.300%, 6/15/41(x)	1,991,000	1,562,719
3.500%, 6/15/51	467,000	343,689
6.100%, 9/15/53	6,050,000	6,593,785
Duke Energy Indiana LLC
4.900%, 7/15/43	7,460,000	7,228,744
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,807,284
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,366,503
Eversource Energy
3.450%, 1/15/50	3,723,000	2,747,242
Exelon Corp.
5.600%, 3/15/53(x)	1,810,000	1,848,182
Florida Power & Light Co.
5.690%, 3/1/40	408,000	438,489
4.050%, 10/1/44	7,794,000	6,888,682
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,185,192
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,083,796
Nevada Power Co.
6.000%, 3/15/54(x)	280,000	308,024
Series N
6.650%, 4/1/36	745,000	843,846
NSTAR Electric Co.
4.400%, 3/1/44	563,000	506,482
Oncor Electric Delivery Co. LLC
3.750%, 4/1/45	1,227,000	1,009,841
3.800%, 9/30/47	804,000	658,696
Pacific Gas and Electric Co.
4.500%, 7/1/40(x)	9,440,000	8,454,105
4.200%, 6/1/41	9,666,000	8,028,019
3.500%, 8/1/50	11,087,000	7,959,199
6.750%, 1/15/53	5,680,000	6,434,310
PacifiCorp
4.150%, 2/15/50	338,000	278,750
2.900%, 6/15/52	5,791,000	3,742,260
PECO Energy Co.
2.850%, 9/15/51	757,000	508,698
Public Service Co. of Colorado
6.500%, 8/1/38	130,000	149,293
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,072,000	890,535
2.050%, 8/1/50	1,438,000	843,112
Southern California Edison Co.
4.050%, 3/15/42	40,000	34,396
4.650%, 10/1/43	341,000	317,013
4.000%, 4/1/47	1,031,000	858,552
Series H
3.650%, 6/1/51	7,241,000	5,500,114
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	1,650,000	1,312,438
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,735,760
8.875%, 11/15/38	2,047,000	2,817,935
Series B
6.000%, 1/15/36	698,000	763,275

		96,818,654

Gas Utilities (0.4%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,638,768
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	26,497
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,249,916
Southern California Gas Co.
5.600%, 4/1/54	6,180,000	6,536,008

		11,451,189

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,134,731
6.500%, 10/1/53	1,730,000	2,001,854

		3,136,585

Multi-Utilities (1.1%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	3,480,000	3,496,803
4.500%, 2/1/45(x)	1,770,000	1,651,521
2.850%, 5/15/51	82,000	55,078
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,614,549
5.700%, 5/15/54	2,650,000	2,851,297
4.500%, 5/15/58	431,000	377,553
Series 05-A
5.300%, 3/1/35	34,000	35,408
Series E
4.650%, 12/1/48	61,000	56,072
Consumers Energy Co.
3.950%, 5/15/43	854,000	736,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 2/15/50	$793,000	$649,072
3.100%, 8/15/50	215,000	160,050
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	403,078
NiSource, Inc.
5.650%, 2/1/45	4,981,000	5,156,308
San Diego Gas & Electric Co.
2.950%, 8/15/51	2,526,000	1,775,586
Sempra
3.800%, 2/1/38	2,230,000	1,944,484
4.000%, 2/1/48	912,000	735,627
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	131,254

		27,830,611

Water Utilities (0.1%)
American Water Capital Corp.
4.300%, 9/1/45	1,417,000	1,265,649
4.150%, 6/1/49	2,197,000	1,888,404

		3,154,053

Total Utilities		142,391,092

Total Corporate Bonds		1,266,566,044

Foreign Government Securities (3.2%)
Hungary Government Bond
7.625%, 3/29/41	68,000	81,026
Italian Republic Government Bond
4.000%, 10/17/49(x)	437,000	336,482
3.875%, 5/6/51	5,199,000	3,900,032
Oriental Republic of Uruguay
5.750%, 10/28/34	4,870,000	5,296,222
7.625%, 3/21/36	377,768	468,716
Republic of Chile
3.100%, 5/7/41	10,909,000	8,498,111
4.340%, 3/7/42	8,600,000	7,838,900
4.000%, 1/31/52	1,800,000	1,485,900
5.330%, 1/5/54	5,800,000	5,849,300
3.100%, 1/22/61	2,453,000	1,630,018
Republic of Indonesia
3.050%, 3/12/51	500,000	364,305
5.450%, 9/20/52	5,200,000	5,503,680
3.350%, 3/12/71	485,000	341,285
Republic of Panama
6.700%, 1/26/36	368,000	383,088
Republic of Peru
3.550%, 3/10/51	7,084,000	5,381,006
2.780%, 12/1/60	635,000	383,750
3.230%, 7/28/21	577,000	345,081
Republic of Philippines
2.650%, 12/10/45	408,000	287,603
5.950%, 10/13/47	6,000,000	6,751,800
5.500%, 1/17/48(x)	200,000	213,460
Republic of Poland
5.500%, 4/4/53	5,070,000	5,199,538
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,491,100
4.500%, 4/3/20	950,000	699,141
United Mexican States
6.350%, 2/9/35	5,200,000	5,452,564
4.280%, 8/14/41	10,597,000	8,679,685
5.550%, 1/21/45(x)	615,000	586,421
5.000%, 4/27/51	5,064,000	4,277,409
4.400%, 2/12/52	3,800,000	2,921,022
3.771%, 5/24/61	810,000	529,659

Total Foreign Government Securities		86,176,304

Municipal Bonds (1.6%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	4,037,225
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	4,085,283
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,400,355
Commonwealth of Massachusetts
2.900%, 9/1/49	1,615,000	1,197,423
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,737,406
Golden State Tobacco Securitization Corp., ST APPROP
3.115%, 6/1/38	3,040,000	2,575,312
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,588,852
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	169,186
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,544,426
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,319,320
4.458%, 10/1/62	3,900,000	3,602,393
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	11,353
State of California
7.625%, 3/1/40	4,735,000	5,925,049
7.600%, 11/1/40	2,980,000	3,795,629
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,498,126
State of Illinois
6.725%, 4/1/35	418,846	449,589
Texas Transportation Commission
2.472%, 10/1/44	745,000	546,878

Total Municipal Bonds		42,483,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	$2,846,000	$3,082,459
Inter-American Development Bank
3.200%, 8/7/42	31,000	26,333
4.375%, 1/24/44	27,000	26,845

Total Supranational		3,135,637

U.S. Government Agency Securities (0.5%)
FHLB
5.500%, 7/15/36	4,730,000	5,370,522
FNMA
5.625%, 7/15/37	5,251,000	6,028,920
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,716,811
5.250%, 9/15/39	172,000	187,052
4.250%, 9/15/65	1,226,000	1,115,383

Total U.S. Government Agency Securities		14,418,688

U.S. Treasury Obligations (46.4%)
U.S. Treasury Bonds
1.125%, 5/15/40	66,706,500	44,014,796
1.125%, 8/15/40	76,174,000	49,790,008
1.875%, 2/15/41	133,599,700	97,819,336
4.750%, 2/15/41	11,721,200	12,747,829
2.250%, 5/15/41	162,125,700	125,450,986
1.750%, 8/15/41	553,000	391,473
2.000%, 11/15/41	32,651,800	23,981,954
2.375%, 2/15/42	4,112,000	3,197,589
3.625%, 8/15/43	26,270,600	24,285,441
4.625%, 5/15/44	8,286,000	8,773,958
2.875%, 11/15/46	22,082,000	17,729,254
3.125%, 5/15/48	7,938,700	6,583,979
3.375%, 11/15/48	157,237,900	136,064,087
3.000%, 2/15/49	39,066,000	31,574,176
2.875%, 5/15/49	9,527,800	7,508,617
2.375%, 11/15/49	113,263,200	80,391,184
1.250%, 5/15/50	34,579,000	18,476,096
1.625%, 11/15/50	208,000	122,101
2.375%, 5/15/51	71,729,400	50,526,275
1.875%, 11/15/51	4,357,000	2,709,617
2.875%, 5/15/52	84,836,100	66,335,179
3.000%, 8/15/52	108,244,000	86,865,323
4.000%, 11/15/52	42,346,800	41,150,346
3.625%, 2/15/53	160,990,400	146,174,808
3.625%, 5/15/53	85,748,900	77,924,459
4.125%, 8/15/53	28,460,000	28,302,892
4.750%, 11/15/53	187,000	206,284
4.250%, 2/15/54	29,904,000	30,436,231
4.625%, 5/15/54	34,947,000	37,853,877

Total U.S. Treasury Obligations		1,257,388,155

Total Long-Term Debt Securities (98.5%) (Cost $3,015,141,028)		2,670,168,633

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	600,000	600,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	600,000	600,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	1,232,720	1,232,720
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	11,883,439	11,890,569
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		15,323,289

Total Short-Term Investments (0.5%) (Cost $15,321,364)		15,323,289

Total Investments in Securities (99.0%) (Cost $3,030,462,392)		2,685,491,922
Other Assets Less Liabilities (1.0%)		25,912,717

Net Assets (100%)		$2,711,404,639

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $916,492 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.
(x)	All or a portion of security is on loan at September 30, 2024.
(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $3,537,941. This was collateralized by $198,113 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/31/24 – 2/15/54 and by cash of $3,432,720 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

BAM — Build America Mutual Assurance Co.

CME — Chicago Mercantile Exchange

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

ST APPROP — State Appropriation

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$157,405,769	$—	$157,405,769
Consumer Discretionary	—	64,074,366	—	64,074,366
Consumer Staples	—	109,452,700	—	109,452,700
Energy	—	117,152,778	—	117,152,778
Financials	—	194,492,537	—	194,492,537
Health Care	—	214,413,535	—	214,413,535
Industrials	—	101,012,062	—	101,012,062
Information Technology	—	100,992,175	—	100,992,175
Materials	—	46,270,240	—	46,270,240
Real Estate	—	18,908,790	—	18,908,790
Utilities	—	142,391,092	—	142,391,092
Foreign Government Securities	—	86,176,304	—	86,176,304
Municipal Bonds	—	42,483,805	—	42,483,805
Short-Term Investments
Investment Companies	15,323,289	—	—	15,323,289
Supranational	—	3,135,637	—	3,135,637
U.S. Government Agency Securities	—	14,418,688	—	14,418,688
U.S. Treasury Obligations	—	1,257,388,155	—	1,257,388,155

Total Assets	$15,323,289	$2,670,168,633	$—	$2,685,491,922

Total Liabilities	$—	$—	$—	$—

Total	$15,323,289	$2,670,168,633	$—	$2,685,491,922

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,076,369
Aggregate gross unrealized depreciation	(388,740,361)

Net unrealized depreciation	$(351,663,992)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,037,155,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (20.7%)
Entertainment (7.7%)
Netflix, Inc.*	64,484	$45,736,567
Walt Disney Co. (The)	193,376	18,600,837

		64,337,404

Interactive Media & Services (13.0%)
Alphabet, Inc., Class A	220,900	36,636,265
Alphabet, Inc., Class C	32,832	5,489,182
Meta Platforms, Inc., Class A	117,318	67,157,516

		109,282,963

Total Communication Services		173,620,367

Consumer Discretionary (17.7%)
Automobile Components (0.7%)
Mobileye Global, Inc., Class A(x)*	434,525	5,952,993

Automobiles (6.3%)
Tesla, Inc.*	201,764	52,787,515

Broadline Retail (6.8%)
Alibaba Group Holding Ltd. (ADR)	73,968	7,849,484
Amazon.com, Inc.*	263,947	49,181,245

		57,030,729

Hotels, Restaurants & Leisure (3.3%)
Starbucks Corp.	144,386	14,076,191
Yum China Holdings, Inc.	151,861	6,836,782
Yum! Brands, Inc.	47,924	6,695,462

		27,608,435

Textiles, Apparel & Luxury Goods (0.6%)
Under Armour, Inc., Class A*	566,186	5,044,717

Total Consumer Discretionary		148,424,389

Consumer Staples (3.8%)
Beverages (3.8%)
Boston Beer Co., Inc. (The), Class A*	19,575	5,659,916
Monster Beverage Corp.*	492,314	25,684,021

Total Consumer Staples		31,343,937

Financials (9.1%)
Capital Markets (3.7%)
FactSet Research Systems, Inc.	22,529	10,359,961
MSCI, Inc.	18,641	10,866,398
SEI Investments Co.	140,628	9,730,051

		30,956,410

Financial Services (5.4%)
Block, Inc., Class A*	108,408	7,277,429
PayPal Holdings, Inc.*	101,251	7,900,616
Visa, Inc., Class A	110,442	30,366,028

		45,544,073

Total Financials		76,500,483

Health Care (14.6%)
Biotechnology (5.6%)
Alnylam Pharmaceuticals, Inc.*	81,502	22,415,495
CRISPR Therapeutics AG(x)*	92,205	4,331,791
Regeneron Pharmaceuticals, Inc.*	18,856	19,822,181

		46,569,467

Health Care Equipment & Supplies (1.2%)
Intuitive Surgical, Inc.*	21,208	10,418,854

Health Care Technology (3.5%)
Doximity, Inc., Class A*	343,585	14,969,998
Veeva Systems, Inc., Class A*	70,111	14,714,196

		29,684,194

Life Sciences Tools & Services (1.0%)
Illumina, Inc.*	60,977	7,952,011

Pharmaceuticals (3.3%)
Novartis AG (ADR)	57,059	6,562,926
Novo Nordisk A/S (ADR)	116,073	13,820,812
Roche Holding AG (ADR)(x)	172,436	6,888,819

		27,272,557

Total Health Care		121,897,083

Industrials (5.2%)
Aerospace & Defense (3.5%)
Boeing Co. (The)*	191,382	29,097,720

Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc.	71,355	9,376,047

Machinery (0.6%)
Deere & Co.	11,722	4,891,942

Total Industrials		43,365,709

Information Technology (27.8%)
IT Services (1.7%)
Shopify, Inc., Class A*	178,940	14,340,251

Semiconductors & Semiconductor Equipment (11.3%)
ARM Holdings plc (ADR)(x)*	146,370	20,932,374
NVIDIA Corp.	486,747	59,110,556
QUALCOMM, Inc.	86,107	14,642,495

		94,685,425

Software (14.8%)
Autodesk, Inc.*	88,408	24,354,636
Microsoft Corp.	58,909	25,348,543
Oracle Corp.	255,819	43,591,557
Salesforce, Inc.	60,620	16,592,300
Workday, Inc., Class A*	56,885	13,903,263

		123,790,299

Total Information Technology		232,815,975

Total Common Stocks (98.9%) (Cost $385,883,505)		827,967,943

SHORT-TERM INVESTMENTS:
Investment Companies (3.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	7,000,000	7,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	18,447,884	18,447,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	2,000,000	$2,000,000

Total Investment Companies		30,447,884

Total Short-Term Investments (3.6%) (Cost $30,447,884)		30,447,884

Total Investments in Securities (102.5%) (Cost $416,331,389)		858,415,827
Other Assets Less Liabilities (-2.5%)		(21,049,138)

Net Assets (100%)		$837,366,689

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $32,278,296. This was collateralized by $3,335,866 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/24/24 – 2/15/54 and by cash of $30,447,884 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$173,620,367	$—	$—	$173,620,367
Consumer Discretionary	148,424,389	—	—	148,424,389
Consumer Staples	31,343,937	—	—	31,343,937
Financials	76,500,483	—	—	76,500,483
Health Care	121,897,083	—	—	121,897,083
Industrials	43,365,709	—	—	43,365,709
Information Technology	232,815,975	—	—	232,815,975
Short-Term Investments
Investment Companies	30,447,884	—	—	30,447,884

Total Assets	$858,415,827	$—	$—	$858,415,827

Total Liabilities	$—	$—	$—	$—

Total	$858,415,827	$—	$—	$858,415,827

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$487,980,366
Aggregate gross unrealized depreciation	(46,222,347)

Net unrealized appreciation	$441,758,019

Federal income tax cost of investments in securities and derivative instruments, if applicable	$416,657,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
Aristocrat Leisure Ltd.	290,137	$11,754,352
Lottery Corp. Ltd. (The)	733,773	2,597,345
WiseTech Global Ltd.	80,954	7,678,188

		22,029,885

Brazil (0.3%)
Hypera SA*	538,153	2,598,055
Pluxee NV*	47,583	1,003,089

		3,601,144

Canada (6.6%)
Agnico Eagle Mines Ltd.	295,473	23,802,568
Canadian Pacific Kansas City Ltd.	152,417	13,035,657
Element Fleet Management Corp.	686,719	14,603,156
Franco-Nevada Corp.	155,501	19,313,881
RB Global, Inc.	284,640	22,908,843

		93,664,105

China (4.2%)
Alibaba Group Holding Ltd.	693,700	9,815,857
China Resources Gas Group Ltd.	1,550,000	6,250,764
Kingsoft Corp. Ltd.	1,019,600	3,875,709
Ping An Insurance Group Co. of China Ltd., Class H	1,160,500	7,486,519
Prosus NV	172,871	7,554,855
Tencent Holdings Ltd.	299,300	17,117,487
Yum China Holdings, Inc.	173,939	7,830,734

		59,931,925

France (11.4%)
Air Liquide SA	149,504	28,833,995
Capgemini SE	116,209	25,088,993
Dassault Systemes SE	297,586	11,802,717
EssilorLuxottica SA	128,723	30,463,030
Kering SA	21,738	6,215,168
LVMH Moet Hennessy Louis Vuitton SE	49,871	38,221,323
Pernod Ricard SA	113,014	17,058,688
Sodexo SA	47,583	3,901,021

		161,584,935

Germany (10.4%)
Deutsche Boerse AG	91,545	21,471,029
GEA Group AG	274,801	13,447,132
Merck KGaA	67,274	11,831,996
SAP SE	320,190	72,852,146
Symrise AG, Class A	134,644	18,599,980
Zalando SE(m)*	310,394	10,234,157

		148,436,440

Hong Kong (2.3%)
AIA Group Ltd.	3,664,169	32,829,212

India (3.3%)
HDFC Bank Ltd.	775,195	16,022,153
ITC Ltd.	833,685	5,154,743
Kotak Mahindra Bank Ltd.	262,054	5,797,467
Reliance Industries Ltd.	354,694	12,499,391
UPL Ltd.	977,232	7,150,130

		46,623,884

Ireland (0.4%)
Kingspan Group plc	57,092	5,360,608

Japan (11.0%)
Chugai Pharmaceutical Co. Ltd.	230,800	11,131,714
Hitachi Ltd.	2,294,000	60,348,680
Kose Corp.	27,400	1,769,919
LY Corp.	2,357,500	6,877,716
Nomura Research Institute Ltd.	461,300	17,010,889
Obic Co. Ltd.	414,000	14,535,008
Oracle Corp.	98,200	10,074,510
Resonac Holdings Corp.	350,500	8,974,361
Sugi Holdings Co. Ltd.	311,000	5,767,754
Terumo Corp.	629,100	11,818,195
ZOZO, Inc.	237,900	8,630,444

		156,939,190

Macau (0.5%)
Sands China Ltd.*	2,930,400	7,508,965

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV, Class O	1,327,991	9,451,735

Netherlands (4.3%)
Akzo Nobel NV	143,692	10,124,882
ASML Holding NV	18,217	15,119,466
Heineken NV	404,821	35,887,894

		61,132,242

Peru (1.0%)
Credicorp Ltd.	74,144	13,417,840

Singapore (1.8%)
DBS Group Holdings Ltd.	686,610	20,327,182
Singapore Technologies Engineering Ltd.	1,305,200	4,732,334

		25,059,516

South Korea (1.7%)
Amorepacific Corp.	82,572	9,326,210
NAVER Corp.	65,339	8,464,041
SK Hynix, Inc.	48,536	6,480,374

		24,270,625

Spain (2.1%)
Amadeus IT Group SA	420,667	30,399,794

Sweden (2.0%)
Assa Abloy AB, Class B	841,432	28,302,227

Switzerland (3.4%)
Novartis AG (Registered)	208,451	23,927,470
Sika AG (Registered)	37,438	12,390,127
Sonova Holding AG (Registered)	33,650	12,078,774

		48,396,371

Taiwan (5.9%)
Delta Electronics, Inc.	1,175,000	14,127,550
Taiwan Semiconductor Manufacturing Co. Ltd.	1,644,000	49,715,071
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	115,782	20,107,860

		83,950,481

Thailand (0.6%)
Advanced Info Service PCL	485,800	3,925,352
Kasikornbank PCL	1,091,800	5,089,581

		9,014,933

United Kingdom (6.6%)
Burberry Group plc	303,490	2,844,314
Diageo plc	629,956	21,922,978
Flutter Entertainment plc, Class DI*	95,966	22,770,812
London Stock Exchange Group plc	79,710	10,891,279
Reckitt Benckiser Group plc	336,470	20,589,340
Rolls-Royce Holdings plc*	2,183,326	15,388,956

		94,407,679

United States (17.0%)
Experian plc	407,957	21,440,386
Haleon plc	1,933,414	10,155,985
Linde plc	77,321	36,871,292
Nestle SA (Registered)	476,816	47,864,698
QIAGEN NV*	264,933	11,935,014
Roche Holding AG	152,055	48,615,919
Schneider Electric SE	233,571	61,411,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris SA	229,837	$3,616,342

		241,911,532

Total Investments in Securities (99.1%) (Cost $852,487,745)		1,408,225,268
Other Assets Less Liabilities (0.9%)		13,175,258

Net Assets (100%)		$1,421,400,526

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $10,234,157 or 0.7% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Information Technology	$264,592,772	18.6%
Industrials	261,982,964	18.4
Consumer Staples	175,498,209	12.4
Consumer Discretionary	170,279,141	12.0
Materials	166,061,216	11.7
Health Care	164,400,167	11.6
Financials	142,783,997	10.1
Communication Services	40,260,305	2.8
Energy	16,115,733	1.1
Utilities	6,250,764	0.4
Cash and Other	13,175,258	0.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$22,029,885	$—	$22,029,885
Brazil	2,598,055	1,003,089	—	3,601,144
Canada	93,664,105	—	—	93,664,105
China	7,830,734	52,101,191	—	59,931,925
France	—	161,584,935	—	161,584,935
Germany	—	148,436,440	—	148,436,440
Hong Kong	—	32,829,212	—	32,829,212
India	—	46,623,884	—	46,623,884
Ireland	—	5,360,608	—	5,360,608
Japan	—	156,939,190	—	156,939,190
Macau	—	7,508,965	—	7,508,965
Mexico	9,451,735	—	—	9,451,735
Netherlands	—	61,132,242	—	61,132,242
Peru	13,417,840	—	—	13,417,840
Singapore	—	25,059,516	—	25,059,516
South Korea	—	24,270,625	—	24,270,625
Spain	—	30,399,794	—	30,399,794
Sweden	—	28,302,227	—	28,302,227
Switzerland	—	48,396,371	—	48,396,371
Taiwan	20,107,860	63,842,621	—	83,950,481
Thailand	—	9,014,933	—	9,014,933
United Kingdom	22,770,812	71,636,867	—	94,407,679
United States	36,871,292	205,040,240	—	241,911,532

Total Assets	$206,712,433	$1,201,512,835	$—	$1,408,225,268

Total Liabilities	$—	$—	$—	$—

Total	$206,712,433	$1,201,512,835	$—	$1,408,225,268

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$590,461,550
Aggregate gross unrealized depreciation	(43,815,836)

Net unrealized appreciation	$546,645,714

Federal income tax cost of investments in securities and derivative instruments, if applicable	$861,579,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.7%)
Glencore plc	3,006,609	$17,192,197
Woodside Energy Group Ltd.	960,329	16,730,871

		33,923,068

Brazil (1.6%)
Petroleo Brasileiro SA (ADR)	427,665	5,640,901
Wheaton Precious Metals Corp.	237,839	14,525,862

		20,166,763

Canada (3.8%)
Agnico Eagle Mines Ltd.	145,827	11,747,459
Franco-Nevada Corp.	291,416	36,195,098

		47,942,557

Denmark (0.8%)
Jyske Bank A/S (Registered)	19,276	1,501,136
Novonesis (Novozymes) B	67,450	4,856,887
Sydbank A/S	61,814	3,046,139

		9,404,162

France (12.3%)
Capgemini SE	84,740	18,294,980
Cie de Saint-Gobain SA	221,085	20,111,355
Dassault Systemes SE	155,344	6,161,181
EssilorLuxottica SA	78,094	18,481,390
Legrand SA	287,265	33,032,141
LVMH Moet Hennessy Louis Vuitton SE	6,727	5,155,598
Pernod Ricard SA	119,244	17,999,064
TotalEnergies SE	541,219	35,243,789

		154,479,498

Germany (8.7%)
adidas AG	16,393	4,341,168
Bayer AG (Registered)	85,356	2,881,300
Beiersdorf AG	64,089	9,641,692
Deutsche Boerse AG	115,162	27,010,177
GEA Group AG	257,134	12,582,614
Knorr-Bremse AG	124,484	11,064,764
SAP SE	112,887	25,684,937
Symrise AG, Class A	78,347	10,823,005
Zalando SE(m)*	159,225	5,249,887

		109,279,544

Greece (0.4%)
National Bank of Greece SA	531,814	4,544,106

Ireland (3.8%)
AIB Group plc	4,791,702	27,442,828
Bank of Ireland Group plc	1,769,374	19,754,874

		47,197,702

Israel (0.6%)
Nice Ltd. (ADR)*	40,736	7,074,621

Italy (0.8%)
Ryanair Holdings plc (ADR)	233,378	10,543,995

Japan (13.9%)
Chiba Bank Ltd. (The)	1,028,000	8,243,312
Ezaki Glico Co. Ltd.	164,900	5,035,631
Hirose Electric Co. Ltd.	73,000	9,249,122
Kose Corp.	32,900	2,125,195
Lion Corp.	355,300	3,992,413
M3, Inc.	664,800	6,651,469
Mebuki Financial Group, Inc.	1,091,600	4,363,362
Mitsubishi Electric Corp.	1,228,900	19,695,746
Nitto Denko Corp.	303,500	5,043,728
Nomura Research Institute Ltd.	318,700	11,752,374
North Pacific Bank Ltd.	68,100	182,895
Olympus Corp.	434,200	8,212,717
Resona Holdings, Inc.	3,631,300	25,204,974
Rohto Pharmaceutical Co. Ltd.	654,900	16,276,241
Shimadzu Corp.	602,900	20,026,054
Taisei Corp.	177,600	7,735,439
Toyo Suisan Kaisha Ltd.	259,300	16,866,903
Yokogawa Electric Corp.	131,200	3,336,483

		173,994,058

Netherlands (3.5%)
ASML Holding NV	11,588	9,617,630
Euronext NV(m)	142,232	15,428,825
Wolters Kluwer NV	113,248	19,073,182

		44,119,637

Norway (0.8%)
Aker BP ASA	448,645	9,616,600

Portugal (0.5%)
Galp Energia SGPS SA	357,133	6,678,716

South Korea (2.3%)
Samsung Electronics Co. Ltd.	495,003	23,279,563
Samsung Fire & Marine Insurance Co. Ltd.	23,294	6,136,563

		29,416,126

Spain (4.2%)
Amadeus IT Group SA	224,096	16,194,454
Banco de Sabadell SA	4,623,341	9,824,615
CaixaBank SA	4,552,923	27,185,215

		53,204,284

Sweden (1.3%)
Epiroc AB, Class A	431,556	9,327,288
Svenska Cellulosa AB SCA, Class B	461,384	6,721,423

		16,048,711

Switzerland (5.6%)
Chocoladefabriken Lindt & Spruengli AG	314	4,047,663
Cie Financiere Richemont SA (Registered)	41,320	6,532,305
Julius Baer Group Ltd.	128,238	7,712,311
Schindler Holding AG	29,223	8,563,011
SGS SA (Registered)	95,090	10,599,386
Sika AG (Registered)	29,995	9,926,862
UBS Group AG (Registered)	741,193	22,822,106

		70,203,644

Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	221,645	38,493,087

United Kingdom (9.8%)
Croda International plc	80,412	4,533,563
Diageo plc	534,511	18,601,415
Hiscox Ltd.	387,275	5,933,613
IMI plc	773,112	18,729,051
Intertek Group plc	153,843	10,613,109
Lloyds Banking Group plc	10,843,015	8,523,982
London Stock Exchange Group plc	112,696	15,398,363
NatWest Group plc	7,028,816	32,316,887
Ocado Group plc*	463,835	2,383,137
Smith & Nephew plc	60,780	940,989
Spirax Group plc	55,335	5,559,607

		123,533,716

United States (16.9%)
Agilent Technologies, Inc.	130,220	19,335,066
Analog Devices, Inc.	57,053	13,131,889
Bruker Corp.	158,193	10,924,809
Cadence Design Systems, Inc.*	108,854	29,502,700
CRH plc	233,110	21,618,621
Experian plc	396,931	20,860,909
Haleon plc	4,624,704	24,292,999
Roche Holding AG	65,076	20,806,481
Schneider Electric SE	153,047	40,240,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris SA	34,816	$547,808
Willis Towers Watson plc	37,881	11,157,091

		212,418,413

Total Investments in Securities (97.4%) (Cost $911,944,034)		1,222,283,008
Other Assets Less Liabilities (2.6%)		32,199,100

Net Assets (100%)		$1,254,482,108

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $20,678,712 or 1.6% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2024	Market Value	% of Net Assets
Financials	$283,733,374	22.6%
Industrials	258,331,637	20.6
Information Technology	215,604,621	17.2
Materials	143,184,705	11.4
Consumer Staples	121,262,353	9.7
Health Care	88,234,221	7.0
Energy	74,458,685	5.9
Consumer Discretionary	37,473,412	3.0
Cash and Other	32,199,100	2.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$33,923,068	$—	$33,923,068
Brazil	20,166,763	—	—	20,166,763
Canada	47,942,557	—	—	47,942,557
Denmark	—	9,404,162	—	9,404,162
France	—	154,479,498	—	154,479,498
Germany	—	109,279,544	—	109,279,544
Greece	—	4,544,106	—	4,544,106
Ireland	—	47,197,702	—	47,197,702
Israel	7,074,621	—	—	7,074,621
Italy	10,543,995	—	—	10,543,995
Japan	—	173,994,058	—	173,994,058
Netherlands	—	44,119,637	—	44,119,637
Norway	—	9,616,600	—	9,616,600
Portugal	—	6,678,716	—	6,678,716
South Korea	—	29,416,126	—	29,416,126
Spain	—	53,204,284	—	53,204,284
Sweden	—	16,048,711	—	16,048,711
Switzerland	—	70,203,644	—	70,203,644
Taiwan	38,493,087	—	—	38,493,087
United Kingdom	—	123,533,716	—	123,533,716
United States	105,670,176	106,748,237	—	212,418,413

Total Assets	$229,891,199	$992,391,809	$—	$1,222,283,008

Total Liabilities	$—	$—	$—	$—

Total	$229,891,199	$992,391,809	$—	$1,222,283,008

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$346,523,027
Aggregate gross unrealized depreciation	(36,958,112)

Net unrealized appreciation	$309,564,915

Federal income tax cost of investments in securities and derivative instruments, if applicable	$912,718,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Entertainment (7.2%)
Spotify Technology SA*	51,313	$18,910,380
Take-Two Interactive Software, Inc.*	85,127	13,084,871
TKO Group Holdings, Inc., Class A*	41,537	5,138,542

Total Communication Services		37,133,793

Consumer Discretionary (14.4%)
Diversified Consumer Services (3.5%)
Bright Horizons Family Solutions, Inc.*	127,463	17,861,390

Hotels, Restaurants & Leisure (7.6%)
Aramark	196,142	7,596,580
Chipotle Mexican Grill, Inc.*	127,607	7,352,715
DraftKings, Inc., Class A*	184,020	7,213,584
Hyatt Hotels Corp., Class A	58,790	8,947,838
Wingstop, Inc.	19,199	7,988,320

		39,099,037

Specialty Retail (3.3%)
Burlington Stores, Inc.*	27,672	7,291,019
O’Reilly Automotive, Inc.*	8,072	9,295,715

		16,586,734

Total Consumer Discretionary		73,547,161

Consumer Staples (1.8%)
Household Products (1.8%)
Church & Dwight Co., Inc.	88,216	9,237,979

Total Consumer Staples		9,237,979

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Cheniere Energy, Inc.	46,453	8,354,108

Total Energy		8,354,108

Financials (10.6%)
Capital Markets (7.7%)
Ares Management Corp., Class A	63,949	9,965,812
LPL Financial Holdings, Inc.	26,308	6,120,030
Morningstar, Inc.	28,702	9,159,382
MSCI, Inc.	24,350	14,194,346

		39,439,570

Insurance (2.9%)
Arthur J Gallagher & Co.	51,885	14,598,882

Total Financials		54,038,452

Health Care (15.6%)
Biotechnology (3.6%)
Ascendis Pharma A/S (ADR)*	69,470	10,372,566
Natera, Inc.*	63,708	8,087,730

		18,460,296

Health Care Equipment & Supplies (4.3%)
IDEXX Laboratories, Inc.*	15,246	7,702,584
STERIS plc	58,313	14,143,235

		21,845,819

Health Care Technology (1.7%)
Veeva Systems, Inc., Class A*	42,434	8,905,624

Life Sciences Tools & Services (6.0%)
Agilent Technologies, Inc.	71,396	10,600,878
Bio-Techne Corp.	81,737	6,533,239
Waters Corp.*	21,873	7,871,874
West Pharmaceutical Services, Inc.	18,988	5,699,438

		30,705,429

Total Health Care		79,917,168

Industrials (22.3%)
Aerospace & Defense (5.2%)
Howmet Aerospace, Inc.	205,618	20,613,204
TransDigm Group, Inc.	4,366	6,230,850

		26,844,054

Commercial Services & Supplies (2.8%)
Copart, Inc.*	275,315	14,426,506

Construction & Engineering (1.0%)
Quanta Services, Inc.	17,728	5,285,603

Electrical Equipment (1.8%)
AMETEK, Inc.	53,509	9,188,031

Machinery (3.9%)
Ingersoll Rand, Inc.	70,316	6,902,218
Westinghouse Air Brake Technologies Corp.	71,793	13,049,814

		19,952,032

Professional Services (7.6%)
TransUnion	94,966	9,942,940
Verisk Analytics, Inc.	68,295	18,300,328
Wolters Kluwer NV	61,951	10,433,763

		38,677,031

Total Industrials		114,373,257

Information Technology (20.7%)
IT Services (2.6%)
Gartner, Inc.*	25,600	12,973,056

Semiconductors & Semiconductor Equipment (5.8%)
ASM International NV	13,960	9,159,025
Monolithic Power Systems, Inc.	22,397	20,706,027

		29,865,052

Software (12.3%)
Cadence Design Systems, Inc.*	39,634	10,742,003
Constellation Software, Inc.	3,778	12,291,175
Guidewire Software, Inc.*	86,550	15,833,457
Manhattan Associates, Inc.*	19,130	5,382,799
Synopsys, Inc.*	15,207	7,700,673
Tyler Technologies, Inc.*	18,879	11,020,050

		62,970,157

Total Information Technology		105,808,265

Materials (2.8%)
Construction Materials (2.8%)
Vulcan Materials Co.	57,159	14,314,328

Total Materials		14,314,328

Real Estate (2.1%)
Real Estate Management & Development (2.1%)
CoStar Group, Inc.*	142,722	10,766,948

Total Real Estate		10,766,948

Total Common Stocks (99.1%) (Cost $335,179,443)		507,491,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	6,159	$—

Total Investments in Securities (99.1%) (Cost $335,179,443)		507,491,459
Other Assets Less Liabilities (0.9%)		4,555,544

Net Assets (100%)		$512,047,003

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$37,133,793	$—	$—		$37,133,793
Consumer Discretionary	73,547,161	—	—		73,547,161
Consumer Staples	9,237,979	—	—		9,237,979
Energy	8,354,108	—	—		8,354,108
Financials	54,038,452	—	—		54,038,452
Health Care	79,917,168	—	—		79,917,168
Industrials	103,939,494	10,433,763	—		114,373,257
Information Technology	96,649,240	9,159,025	—		105,808,265
Materials	14,314,328	—	—		14,314,328
Real Estate	10,766,948	—	—		10,766,948
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$487,898,671	$19,592,788	$—		$507,491,459

Total Liabilities	$—	$—	$—		$—

Total	$487,898,671	$19,592,788	$—		$507,491,459

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176,123,192
Aggregate gross unrealized depreciation	(3,822,312)

Net unrealized appreciation	$172,300,880

Federal income tax cost of investments in securities and derivative instruments, if applicable	$335,190,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.4%)
Interactive Media & Services (19.4%)
Alphabet, Inc., Class A	449,947	$74,623,710
Meta Platforms, Inc., Class A	191,114	109,401,298
Pinterest, Inc., Class A*	259,600	8,403,252

Total Communication Services		192,428,260

Consumer Discretionary (1.2%)
Broadline Retail (0.7%)
Amazon.com, Inc.*	38,563	7,185,444

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.	1,257	5,294,635

Total Consumer Discretionary		12,480,079

Financials (2.8%)
Capital Markets (1.4%)
FactSet Research Systems, Inc.	16,650	7,656,503
S&P Global, Inc.	12,323	6,366,308

		14,022,811

Financial Services (0.9%)
Fiserv, Inc.*	27,593	4,957,082
Mastercard, Inc., Class A	8,574	4,233,841

		9,190,923

Insurance (0.5%)
Aon plc, Class A	12,985	4,492,680

Total Financials		27,706,414

Industrials (3.4%)
Industrial Conglomerates (1.5%)
Hitachi Ltd.	562,100	14,787,268

Professional Services (1.9%)
Dun & Bradstreet Holdings, Inc.	369,114	4,248,502
Verisk Analytics, Inc.	56,435	15,122,323

		19,370,825

Total Industrials		34,158,093

Information Technology (70.9%)
Communications Equipment (2.1%)
Arista Networks, Inc.*	40,623	15,591,920
Cisco Systems, Inc.	97,230	5,174,581

		20,766,501

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	246,301	16,048,973

IT Services (7.5%)
Accenture plc, Class A	64,893	22,938,377
EPAM Systems, Inc.*	21,074	4,194,358
Gartner, Inc.*	32,917	16,681,019
International Business Machines Corp.	29,497	6,521,197
Shopify, Inc., Class A*	260,378	20,866,693
Snowflake, Inc., Class A*	30,286	3,478,650

		74,680,294

Semiconductors & Semiconductor Equipment (25.3%)
Advanced Micro Devices, Inc.*	118,647	19,467,600
Analog Devices, Inc.	53,922	12,411,227
Applied Materials, Inc.	39,636	8,008,454
Broadcom, Inc.	229,549	39,597,202
KLA Corp.	31,947	24,740,076
Lam Research Corp.	20,815	16,986,705
Marvell Technology, Inc.	205,831	14,844,532
Monolithic Power Systems, Inc.	5,624	5,199,388
NVIDIA Corp.	484,049	58,782,911
Onto Innovation, Inc.*	15,308	3,177,328
QUALCOMM, Inc.	116,484	19,808,104
Taiwan Semiconductor Manufacturing Co. Ltd.	362,000	10,946,993
Texas Instruments, Inc.	84,482	17,451,447

		251,421,967

Software (27.9%)
Adobe, Inc.*	5,314	2,751,483
Cadence Design Systems, Inc.*	42,547	11,531,513
Constellation Software, Inc.	3,917	12,743,392
Datadog, Inc., Class A*	31,044	3,571,923
Descartes Systems Group, Inc. (The)*	99,826	10,272,309
Guidewire Software, Inc.*	8,474	1,550,233
HubSpot, Inc.*	16,478	8,759,705
Intuit, Inc.	31,577	19,609,317
Microsoft Corp.	202,290	87,045,387
Oracle Corp.	176,364	30,052,425
Palantir Technologies, Inc., Class A*	281,596	10,475,371
Salesforce, Inc.	114,175	31,250,839
ServiceNow, Inc.*	32,553	29,115,078
Synopsys, Inc.*	11,212	5,677,645
Topicus.com, Inc.	50,361	4,752,169
Tyler Technologies, Inc.*	14,769	8,620,961

		277,779,750

Technology Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	275,895	64,283,535

Total Information Technology		704,981,020

Total Common Stocks (97.7%) (Cost $586,108,657)		971,753,866

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	16,803,130	16,813,212

Total Short-Term Investments (1.7%) (Cost $16,809,477)		16,813,212

Total Investments in Securities (99.4%) (Cost $602,918,134)		988,567,078
Other Assets Less Liabilities (0.6%)		5,483,021

Net Assets (100%)		$994,050,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$192,428,260	$—	$—		$192,428,260
Consumer Discretionary	12,480,079	—	—		12,480,079
Financials	27,706,414	—	—		27,706,414
Industrials	19,370,825	14,787,268	—		34,158,093
Information Technology	694,034,027	10,946,993	—		704,981,020
Short-Term Investments
Investment Companies	16,813,212	—	—		16,813,212
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$962,832,817	$25,734,261	$—		$988,567,078

Total Liabilities	$—	$—	$—		$—

Total	$962,832,817	$25,734,261	$—		$988,567,078

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,404,972
Aggregate gross unrealized depreciation	(2,895,092)

Net unrealized appreciation	$385,509,880

Federal income tax cost of investments in securities and derivative instruments, if applicable	$603,057,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.3%)
Diversified Telecommunication Services (3.4%)
Cellnex Telecom SA(m)	162,252	$6,579,652
Hellenic Telecommunications Organization SA	72,686	1,253,303

		7,832,955

Wireless Telecommunication Services (0.9%)
Rogers Communications, Inc., Class B	54,819	2,204,190

Total Communication Services		10,037,145

Real Estate (2.7%)
Specialized REITs (2.7%)
SBA Communications Corp. (REIT)	25,747	6,197,303

Total Real Estate		6,197,303

Utilities (92.4%)
Electric Utilities (56.7%)
Alliant Energy Corp.	105,990	6,432,533
American Electric Power Co., Inc.	69,926	7,174,408
Constellation Energy Corp.	58,495	15,209,870
Edison International	112,183	9,770,017
EDP SA	629,588	2,874,788
Enel SpA	689,366	5,505,864
Equatorial Energia SA	109,300	653,268
NextEra Energy, Inc.	340,316	28,766,911
PG&E Corp.	774,262	15,307,160
Pinnacle West Capital Corp.	43,223	3,829,125
Portland General Electric Co.	71,454	3,422,647
PPL Corp.	253,013	8,369,670
Southern Co. (The)	104,054	9,383,590
SSE plc	216,357	5,446,737
Xcel Energy, Inc.	141,847	9,262,609

		131,409,197

Gas Utilities (2.6%)
Atmos Energy Corp.	30,574	4,240,920
China Resources Gas Group Ltd.	176,700	712,587
Southwest Gas Holdings, Inc.	13,079	964,707

		5,918,214

Independent Power and Renewable Electricity Producers (8.9%)
EDP Renovaveis SA	394,492	6,898,713
Orsted A/S(m)*	26,542	1,764,565
RWE AG	192,925	7,018,176
Vistra Corp.	42,479	5,035,461

		20,716,915

Multi-Utilities (23.2%)
Ameren Corp.	106,633	9,326,122
CenterPoint Energy, Inc.	48,853	1,437,255
Dominion Energy, Inc.	168,138	9,716,695
DTE Energy Co.	85,320	10,955,941
E.ON SE	109,141	1,622,503
National Grid plc	375,275	5,167,757
Public Service Enterprise Group, Inc.	43,944	3,920,244
Sempra	124,359	10,400,143
Veolia Environnement SA	35,375	1,162,429

		53,709,089

Water Utilities (1.0%)
Cia de Saneamento Basico do Estadode Sao Paulo*	31,000	513,622
United Utilities Group plc	128,500	1,796,149

		2,309,771

Total Utilities		214,063,186

Total Investments in Securities (99.4%) (Cost $170,998,143)		230,297,634
Other Assets Less Liabilities (0.6%)		1,423,933

Net Assets (100%)		$231,721,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $8,344,217 or 3.6% of net assets.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	0.5%
Canada	1.0
China	0.3
Denmark	0.8
France	0.5
Germany	3.7
Greece	0.5
Italy	2.4
Portugal	1.2
Spain	5.8
United Kingdom	5.4
United States	77.3
Cash and Other	0.6

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	13,732	USD	10,012	HSBC Bank plc	10/18/2024	146
EUR	58,191	USD	64,582	HSBC Bank plc	10/18/2024	238
EUR	198,020	USD	216,848	Morgan Stanley	10/18/2024	3,733
EUR	73,324	USD	79,551	UBS AG	10/18/2024	2,127
GBP	18,142	USD	23,863	Merrill Lynch International	10/18/2024	391
GBP	3,775	USD	4,846	State Street Bank & Trust	10/18/2024	201

Total unrealized appreciation						6,836

CAD	8,949	USD	6,632	Citibank NA	10/18/2024	(13)
USD	1,399,063	CAD	1,908,438	State Street Bank & Trust	10/18/2024	(12,569)
USD	55,642	EUR	50,815	HSBC Bank plc	10/18/2024	(962)
USD	20,504,387	EUR	18,763,835	State Street Bank & Trust	10/18/2024	(397,278)
USD	538,724	GBP	419,285	Citibank NA	10/18/2024	(21,835)
USD	666,126	GBP	504,543	HSBC Bank plc	10/18/2024	(8,418)
USD	6,420,033	GBP	4,940,151	Merrill Lynch International	10/18/2024	(184,655)
USD	427,009	GBP	334,558	Morgan Stanley	10/18/2024	(20,276)
USD	49,526	GBP	38,149	State Street Bank & Trust	10/18/2024	(1,478)

Total unrealized depreciation						(647,484)

Net unrealized depreciation						(640,648)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,204,190	$7,832,955	$—	$10,037,145
Real Estate	6,197,303	—	—	6,197,303
Utilities	174,092,918	39,970,268	—	214,063,186
Forward Currency Contracts	—	6,836	—	6,836

Total Assets	$182,494,411	$47,810,059	$—	$230,304,470

Liabilities:
Forward Currency Contracts	$—	$(647,484)	$—	$(647,484)

Total Liabilities	$—	$(647,484)	$—	$(647,484)

Total	$182,494,411	$47,162,575	$—	$229,656,986

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,656,414
Aggregate gross unrealized depreciation	(4,429,549)

Net unrealized appreciation	$57,226,865

Federal income tax cost of investments in securities and derivative instruments, if applicable	$172,430,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	193,125	$6,861,731
Iridium Communications, Inc.	103,353	3,147,099

		10,008,830

Entertainment (0.4%)
TKO Group Holdings, Inc., Class A*	58,004	7,175,675
Warner Music Group Corp., Class A(x)	123,625	3,869,462

		11,045,137

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	251,933	2,599,949

Media (0.5%)
New York Times Co. (The), Class A	142,697	7,943,942
Nexstar Media Group, Inc., Class A	26,473	4,377,310

		12,321,252

Total Communication Services		35,975,168

Consumer Discretionary (14.3%)
Automobile Components (0.9%)
Autoliv, Inc.	63,831	5,959,900
Gentex Corp.	200,988	5,967,334
Goodyear Tire & Rubber Co. (The)*	248,815	2,202,013
Lear Corp.	49,114	5,360,793
Visteon Corp.*	24,102	2,295,474

		21,785,514

Automobiles (0.4%)
Harley-Davidson, Inc.	103,419	3,984,734
Thor Industries, Inc.	46,444	5,103,731

		9,088,465

Broadline Retail (0.4%)
Macy’s, Inc.	241,317	3,786,264
Nordstrom, Inc.	84,294	1,895,772
Ollie’s Bargain Outlet Holdings, Inc.*	53,436	5,193,979

		10,876,015

Diversified Consumer Services (1.3%)
Duolingo, Inc., Class A*	32,684	9,217,542
Graham Holdings Co., Class B	3,000	2,465,160
Grand Canyon Education, Inc.*	25,360	3,597,316
H&R Block, Inc.	121,871	7,744,902
Service Corp. International	127,124	10,033,897

		33,058,817

Hotels, Restaurants & Leisure (3.3%)
Aramark	230,000	8,907,900
Boyd Gaming Corp.	60,084	3,884,431
Choice Hotels International, Inc.(x)	19,785	2,577,985
Churchill Downs, Inc.	64,096	8,666,420
Hilton Grand Vacations, Inc.*	55,826	2,027,600
Hyatt Hotels Corp., Class A	39,225	5,970,045
Light & Wonder, Inc.*	77,459	7,027,855
Marriott Vacations Worldwide Corp.	28,158	2,069,050
Planet Fitness, Inc., Class A*	73,840	5,997,285
Texas Roadhouse, Inc., Class A	58,211	10,280,063
Travel + Leisure Co.	60,905	2,806,502
Vail Resorts, Inc.	32,847	5,724,904
Wendy’s Co. (The)	149,048	2,611,321
Wingstop, Inc.	25,583	10,644,575
Wyndham Hotels & Resorts, Inc.	68,952	5,387,909

		84,583,845

Household Durables (1.9%)
KB Home	62,928	5,392,300
Taylor Morrison Home Corp., Class A*	91,007	6,394,152
Tempur Sealy International, Inc.	151,602	8,277,469
Toll Brothers, Inc.	89,617	13,844,931
TopBuild Corp.*	26,174	10,647,845
Whirlpool Corp.	47,924	5,127,868

		49,684,565

Leisure Products (0.7%)
Brunswick Corp.	57,815	4,846,054
Mattel, Inc.*	296,745	5,652,992
Polaris, Inc.	45,750	3,808,230
YETI Holdings, Inc.*	73,904	3,032,281

		17,339,557

Specialty Retail (4.2%)
Abercrombie & Fitch Co., Class A*	44,616	6,241,778
AutoNation, Inc.*	22,863	4,090,648
Burlington Stores, Inc.*	55,109	14,520,119
Dick’s Sporting Goods, Inc.	50,826	10,607,386
Five Below, Inc.*	48,079	4,247,780
Floor & Decor Holdings, Inc., Class A*	93,557	11,616,973
GameStop Corp., Class A*	338,614	7,764,419
Gap, Inc. (The)	193,194	4,259,928
Lithia Motors, Inc., Class A	23,345	7,415,306
Murphy USA, Inc.	16,280	8,023,924
Penske Automotive Group, Inc.	16,322	2,651,019
RH*	13,044	4,362,305
Valvoline, Inc.*	112,505	4,708,334
Williams-Sonoma, Inc.	112,286	17,395,347

		107,905,266

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	102,834	4,364,275
Carter’s, Inc.	31,545	2,049,794
Columbia Sportswear Co.	28,626	2,381,397
Crocs, Inc.*	51,845	7,507,674
PVH Corp.	48,766	4,917,076
Skechers USA, Inc., Class A*	115,715	7,743,648
Under Armour, Inc., Class A*	164,848	1,468,796
Under Armour, Inc., Class C*	113,051	945,106

		31,377,766

Total Consumer Discretionary		365,699,810

Consumer Staples (4.3%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	7,699	2,226,089
Celsius Holdings, Inc.*	136,329	4,275,278
Coca-Cola Consolidated, Inc.	5,146	6,774,194

		13,275,561

Consumer Staples Distribution & Retail (2.2%)
BJ’s Wholesale Club Holdings, Inc.*	115,860	9,556,133
Casey’s General Stores, Inc.	32,399	12,172,628
Performance Food Group Co.*	136,050	10,662,238
Sprouts Farmers Market, Inc.*	87,417	9,651,711
US Foods Holding Corp.*	213,508	13,130,742

		55,173,452

Food Products (1.0%)
Darling Ingredients, Inc.*	138,834	5,159,071
Flowers Foods, Inc.	170,989	3,944,716
Ingredion, Inc.	56,801	7,806,161
Lancaster Colony Corp.	16,822	2,970,261
Pilgrim’s Pride Corp.*	35,193	1,620,638
Post Holdings, Inc.*	41,318	4,782,559

		26,283,406

Personal Care Products (0.6%)
BellRing Brands, Inc.*	112,833	6,851,219
Coty, Inc., Class A*	318,215	2,988,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
e.l.f. Beauty, Inc.*	49,229	$5,367,438

		15,206,696

Total Consumer Staples		109,939,115

Energy (5.0%)
Energy Equipment & Services (0.8%)
ChampionX Corp.	166,313	5,014,337
NOV, Inc.	343,720	5,489,208
Valaris Ltd.*	58,160	3,242,420
Weatherford International plc	63,870	5,423,841

		19,169,806

Oil, Gas & Consumable Fuels (4.2%)
Antero Midstream Corp.	294,111	4,426,371
Antero Resources Corp.*	255,229	7,312,311
Chesapeake Energy Corp.(x)	97,417	8,012,548
Chord Energy Corp.	54,023	7,035,415
Civitas Resources, Inc.	78,994	4,002,626
CNX Resources Corp.*	132,027	4,300,119
DT Midstream, Inc.	84,782	6,668,952
HF Sinclair Corp.	141,602	6,311,201
Matador Resources Co.	101,341	5,008,272
Murphy Oil Corp.	123,826	4,177,889
Ovintiv, Inc.	230,526	8,831,451
PBF Energy, Inc., Class A	86,935	2,690,638
Permian Resources Corp.	554,026	7,540,294
Range Resources Corp.	211,352	6,501,188
Southwestern Energy Co.*	962,871	6,846,013
Texas Pacific Land Corp.	16,452	14,555,743
Viper Energy, Inc., Class A	79,837	3,601,447

		107,822,478

Total Energy		126,992,284

Financials (16.5%)
Banks (5.7%)
Associated Banc-Corp.	129,640	2,792,446
Bank OZK	92,124	3,960,411
Cadence Bank	159,268	5,072,686
Columbia Banking System, Inc.	182,884	4,775,101
Commerce Bancshares, Inc.	102,421	6,083,807
Cullen/Frost Bankers, Inc.	55,893	6,252,191
East West Bancorp, Inc.	121,007	10,012,119
First Financial Bankshares, Inc.	112,243	4,154,113
First Horizon Corp.	467,854	7,265,773
FNB Corp.	313,918	4,429,383
Glacier Bancorp, Inc.	98,998	4,524,209
Hancock Whitney Corp.	75,383	3,857,348
Home BancShares, Inc.	162,126	4,391,993
International Bancshares Corp.	46,694	2,791,834
New York Community Bancorp, Inc.(x)	260,201	2,922,057
Old National Bancorp	278,472	5,196,288
Pinnacle Financial Partners, Inc.	66,806	6,544,984
Prosperity Bancshares, Inc.	83,166	5,993,774
SouthState Corp.	66,530	6,465,385
Synovus Financial Corp.	125,693	5,589,568
Texas Capital Bancshares, Inc.*	40,332	2,882,125
UMB Financial Corp.	38,727	4,070,595
United Bankshares, Inc.	117,772	4,369,341
Valley National Bancorp	373,438	3,383,348
Webster Financial Corp.	149,661	6,975,699
Western Alliance Bancorp	95,236	8,236,962
Wintrust Financial Corp.	58,057	6,300,926
Zions Bancorp NA	128,945	6,088,783

		145,383,249

Capital Markets (3.3%)
Affiliated Managers Group, Inc.	26,029	4,627,956
Carlyle Group, Inc. (The)	183,566	7,904,352
Evercore, Inc., Class A	31,126	7,885,461
Federated Hermes, Inc., Class B	68,716	2,526,687
Hamilton Lane, Inc., Class A	35,387	5,958,817
Houlihan Lokey, Inc., Class A	46,376	7,328,336
Interactive Brokers Group, Inc., Class A	95,018	13,241,709
Janus Henderson Group plc	111,235	4,234,716
Jefferies Financial Group, Inc.	141,727	8,723,297
Morningstar, Inc.	23,562	7,519,105
SEI Investments Co.	86,185	5,963,140
Stifel Financial Corp.	89,498	8,403,862

		84,317,438

Consumer Finance (0.6%)
Ally Financial, Inc.	239,391	8,519,926
FirstCash Holdings, Inc.	33,991	3,902,167
SLM Corp.	189,851	4,341,892

		16,763,985

Financial Services (1.8%)
Equitable Holdings, Inc.‡	279,161	11,733,137
Essent Group Ltd.	92,759	5,963,476
Euronet Worldwide, Inc.*	36,859	3,657,518
MGIC Investment Corp.	226,321	5,793,818
Voya Financial, Inc.	85,839	6,800,166
Western Union Co. (The)	294,893	3,518,073
WEX, Inc.*	35,868	7,522,596

		44,988,784

Insurance (4.5%)
American Financial Group, Inc.	62,996	8,479,262
Brighthouse Financial, Inc.*	53,042	2,388,481
CNO Financial Group, Inc.	92,337	3,241,029
Fidelity National Financial, Inc.	226,804	14,075,456
First American Financial Corp.	90,558	5,977,734
Hanover Insurance Group, Inc. (The)	31,415	4,652,876
Kemper Corp.	52,872	3,238,410
Kinsale Capital Group, Inc.	19,313	8,991,553
Old Republic International Corp.	207,621	7,353,936
Primerica, Inc.	29,533	7,830,675
Reinsurance Group of America, Inc.	57,496	12,526,653
RenaissanceRe Holdings Ltd.	45,534	12,403,462
RLI Corp.	36,343	5,632,438
Ryan Specialty Holdings, Inc., Class A	89,311	5,929,357
Selective Insurance Group, Inc.	53,109	4,955,070
Unum Group	149,212	8,869,161

		116,545,553

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	437,407	8,778,758
Starwood Property Trust, Inc. (REIT)(x)	277,178	5,648,888

		14,427,646

Total Financials		422,426,655

Health Care (9.8%)
Biotechnology (2.8%)
Arrowhead Pharmaceuticals, Inc.*	108,531	2,102,245
BioMarin Pharmaceutical, Inc.*	166,211	11,682,971
Cytokinetics, Inc.*	102,721	5,423,669
Exelixis, Inc.*	249,035	6,462,458
Halozyme Therapeutics, Inc.*	110,594	6,330,401
Neurocrine Biosciences, Inc.*	88,156	10,157,334
Roivant Sciences Ltd.*	380,921	4,395,828
Sarepta Therapeutics, Inc.*	83,258	10,398,092
United Therapeutics Corp.*	38,842	13,919,031

		70,872,029

Health Care Equipment & Supplies (1.7%)
Dentsply Sirona, Inc.	176,977	4,788,998
Enovis Corp.*	48,760	2,099,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Envista Holdings Corp.*	150,114	$2,966,253
Globus Medical, Inc., Class A*	98,633	7,056,205
Haemonetics Corp.*	44,680	3,591,378
Lantheus Holdings, Inc.*	60,616	6,652,606
LivaNova plc*	47,404	2,490,606
Masimo Corp.*	38,548	5,139,605
Neogen Corp.*	172,155	2,893,925
Penumbra, Inc.*	33,912	6,589,441

		44,268,135

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	81,076	5,141,029
Amedisys, Inc.*	28,490	2,749,570
Chemed Corp.	13,139	7,896,145
Encompass Health Corp.	87,849	8,489,727
Ensign Group, Inc. (The)	49,359	7,098,811
HealthEquity, Inc.*	75,964	6,217,654
Option Care Health, Inc.*	149,310	4,673,403
R1 RCM, Inc.*	136,351	1,932,094
Tenet Healthcare Corp.*	83,656	13,903,627

		58,102,060

Health Care Technology (0.2%)
Doximity, Inc., Class A*	109,274	4,761,068

Life Sciences Tools & Services (2.5%)
Avantor, Inc.*	593,525	15,354,492
Azenta, Inc.*	42,705	2,068,630
Bio-Rad Laboratories, Inc., Class A*	16,717	5,593,174
Bruker Corp.	96,486	6,663,323
Illumina, Inc.*	139,075	18,136,771
Medpace Holdings, Inc.*	22,194	7,408,357
Repligen Corp.*	45,473	6,767,292
Sotera Health Co.*	133,518	2,229,751

		64,221,790

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	53,913	6,006,447
Perrigo Co. plc	119,095	3,123,862

		9,130,309

Total Health Care		251,355,391

Industrials (22.5%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	79,813	8,675,673
Curtiss-Wright Corp.	33,436	10,990,079
Hexcel Corp.	71,369	4,412,745
Woodward, Inc.	52,084	8,932,927

		33,011,424

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	104,298	5,430,797

Building Products (3.7%)
AAON, Inc.	58,704	6,330,639
Advanced Drainage Systems, Inc.	61,589	9,679,327
Carlisle Cos., Inc.	40,262	18,107,834
Fortune Brands Innovations, Inc.	108,351	9,700,665
Lennox International, Inc.	27,999	16,919,516
Owens Corning	75,909	13,399,457
Simpson Manufacturing Co., Inc.	36,810	7,040,649
Trex Co., Inc.*	94,905	6,318,775
UFP Industries, Inc.	53,184	6,978,273

		94,475,135

Commercial Services & Supplies (2.0%)
Brink’s Co. (The)	38,534	4,456,072
Clean Harbors, Inc.*	44,293	10,706,061
MSA Safety, Inc.	34,357	6,092,870
RB Global, Inc.(x)	160,861	12,947,702
Stericycle, Inc.*	81,049	4,943,989
Tetra Tech, Inc.	233,524	11,012,992

		50,159,686

Construction & Engineering (2.6%)
AECOM	117,045	12,087,237
Comfort Systems USA, Inc.	31,049	12,119,977
EMCOR Group, Inc.	40,733	17,536,778
Fluor Corp.*	149,541	7,134,601
MasTec, Inc.*	53,727	6,613,794
MDU Resources Group, Inc.	178,002	4,879,035
Valmont Industries, Inc.	17,606	5,104,860

		65,476,282

Electrical Equipment (1.6%)
Acuity Brands, Inc.	26,859	7,396,700
EnerSys	35,135	3,585,527
NEXTracker, Inc., Class A*	125,227	4,693,508
nVent Electric plc	145,112	10,195,569
Regal Rexnord Corp.	58,093	9,636,467
Sensata Technologies Holding plc	131,792	4,726,061

		40,233,832

Ground Transportation (1.6%)
Avis Budget Group, Inc.	14,945	1,309,033
Knight-Swift Transportation
Holdings, Inc., Class A	141,313	7,623,836
Landstar System, Inc.	30,952	5,845,904
Ryder System, Inc.	37,788	5,509,490
Saia, Inc.*	23,214	10,150,554
XPO, Inc.*	101,615	10,924,629

		41,363,446

Machinery (4.6%)
AGCO Corp.	54,087	5,292,954
Chart Industries, Inc.*	36,707	4,556,807
CNH Industrial NV	766,213	8,504,964
Crane Co.	42,454	6,719,619
Donaldson Co., Inc.	105,118	7,747,197
Esab Corp.	49,601	5,273,082
Flowserve Corp.	114,694	5,928,533
Graco, Inc.	147,483	12,906,237
ITT, Inc.	71,327	10,664,100
Lincoln Electric Holdings, Inc.	49,479	9,500,957
Middleby Corp. (The)*	46,943	6,531,180
Oshkosh Corp.	56,822	5,694,133
RBC Bearings, Inc.*	25,367	7,594,372
Terex Corp.	58,406	3,090,261
Timken Co. (The)	55,720	4,696,639
Toro Co. (The)	90,686	7,865,197
Watts Water Technologies, Inc., Class A	23,919	4,955,778

		117,522,010

Marine Transportation (0.2%)
Kirby Corp.*	50,549	6,188,714

Passenger Airlines (0.3%)
American Airlines Group, Inc.(x)*	573,326	6,444,184

Professional Services (2.7%)
CACI International, Inc., Class A*	19,471	9,824,288
Concentrix Corp.	41,065	2,104,581
ExlService Holdings, Inc.*	140,912	5,375,793
Exponent, Inc.	44,290	5,105,751
FTI Consulting, Inc.*	30,802	7,009,303
Genpact Ltd.	143,111	5,611,382
Insperity, Inc.	31,133	2,739,704
KBR, Inc.	116,157	7,565,305
ManpowerGroup, Inc.	41,424	3,045,492
Maximus, Inc.	52,537	4,894,347
Parsons Corp.*	40,789	4,229,004
Paylocity Holding Corp.*	37,839	6,242,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Numaber of Shares	Value (Note 1)
Science Applications International Corp.	44,726	$6,228,990

		69,976,240

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	33,489	7,472,401
Core & Main, Inc., Class A*	168,425	7,478,070
GATX Corp.	31,080	4,116,546
MSC Industrial Direct Co., Inc., Class A	39,198	3,373,380
Watsco, Inc.	30,372	14,939,379
WESCO International, Inc.	39,055	6,560,459

		43,940,235

Total Industrials		574,221,985

Information Technology (9.1%)
Communications Equipment (0.5%)
Ciena Corp.*	125,460	7,727,081
Lumentum Holdings, Inc.*	59,279	3,757,103

		11,484,184

Electronic Equipment, Instruments & Components (2.7%)
Arrow Electronics, Inc.*	46,222	6,139,668
Avnet, Inc.	76,925	4,177,797
Belden, Inc.	35,624	4,172,639
Cognex Corp.	149,726	6,063,903
Coherent Corp.*	133,836	11,899,359
Crane NXT Co.	42,892	2,406,241
Fabrinet*	31,556	7,461,101
IPG Photonics Corp.*	23,939	1,779,147
Littelfuse, Inc.	21,641	5,740,275
Novanta, Inc.*	31,345	5,608,247
TD SYNNEX Corp.	66,403	7,973,672
Vishay Intertechnology, Inc.	99,044	1,872,922
Vontier Corp.	134,186	4,527,436

		69,822,407

IT Services (0.3%)
ASGN, Inc.*	39,112	3,646,412
Kyndryl Holdings, Inc.*	201,852	4,638,559

		8,284,971

Semiconductors & Semiconductor Equipment (2.4%)
Allegro MicroSystems, Inc.*	135,670	3,161,111
Amkor Technology, Inc.	98,949	3,027,839
Cirrus Logic, Inc.*	46,630	5,791,912
Lattice Semiconductor Corp.*	120,280	6,383,260
MACOM Technology Solutions Holdings, Inc.*	50,420	5,609,729
MKS Instruments, Inc.	58,745	6,386,169
Onto Innovation, Inc.*	43,114	8,948,742
Power Integrations, Inc.	49,614	3,181,250
Rambus, Inc.*	94,009	3,969,060
Silicon Laboratories, Inc.*	28,189	3,257,803
Synaptics, Inc.*	34,483	2,675,191
Universal Display Corp.	38,525	8,086,397

		60,478,463

Software (2.7%)
Altair Engineering, Inc., Class A*	51,883	4,955,345
Appfolio, Inc., Class A*	20,087	4,728,480
Aspen Technology, Inc.*	23,194	5,539,191
Blackbaud, Inc.*	34,847	2,950,844
CommVault Systems, Inc.*	38,163	5,871,378
Dolby Laboratories, Inc., Class A	52,100	3,987,213
Dropbox, Inc., Class A*	207,129	5,267,290
Dynatrace, Inc.*	260,082	13,906,584
Manhattan Associates, Inc.*	53,470	15,045,389
Qualys, Inc.*	32,137	4,128,319
Teradata Corp.*	83,899	2,545,496

		68,925,529

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	269,744	13,551,939

Total Information Technology		232,547,493

Materials (6.5%)
Chemicals (2.2%)
Arcadium Lithium plc(x)*	938,861	2,675,754
Ashland, Inc.	42,632	3,707,705
Avient Corp.	79,720	4,011,510
Axalta Coating Systems Ltd.*	191,461	6,928,974
Cabot Corp.	47,863	5,349,647
Chemours Co. (The)	130,318	2,648,062
NewMarket Corp.	6,701	3,698,215
Olin Corp.	102,582	4,921,884
RPM International, Inc.	112,445	13,605,845
Scotts Miracle-Gro Co. (The)	37,205	3,225,673
Westlake Corp.	29,188	4,386,665

		55,159,934

Construction Materials (0.5%)
Eagle Materials, Inc.	29,351	8,442,815
Knife River Corp.*	49,425	4,418,101

		12,860,916

Containers & Packaging (1.7%)
AptarGroup, Inc.	57,959	9,284,452
Berry Global Group, Inc.	100,050	6,801,399
Crown Holdings, Inc.	104,062	9,977,465
Graphic Packaging Holding Co.	262,010	7,752,876
Greif, Inc., Class A	22,531	1,411,792
Silgan Holdings, Inc.	70,849	3,719,573
Sonoco Products Co.	85,783	4,686,325

		43,633,882

Metals & Mining (1.9%)
Alcoa Corp.	225,540	8,701,333
Cleveland-Cliffs, Inc.*	408,616	5,218,027
Commercial Metals Co.	100,392	5,517,544
Reliance, Inc.	48,031	13,891,046
Royal Gold, Inc.	57,394	8,052,378
United States Steel Corp.	195,324	6,900,797

		48,281,125

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	54,605	5,867,853

Total Materials		165,803,710

Real Estate (7.4%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	191,061	11,903,100

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	316,938	5,752,425
Omega Healthcare Investors, Inc. (REIT)	225,103	9,161,692
Sabra Health Care REIT, Inc. (REIT)	204,521	3,806,136

		18,720,253

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	182,392	2,571,727

Industrial REITs (1.2%)
EastGroup Properties, Inc. (REIT)	42,473	7,934,806
First Industrial Realty Trust, Inc. (REIT)	115,538	6,467,817
Rexford Industrial Realty, Inc. (REIT)	191,245	9,621,536
STAG Industrial, Inc. (REIT)	158,989	6,214,880

		30,239,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (0.6%)
COPT Defense Properties (REIT)	98,148	$2,976,829
Cousins Properties, Inc. (REIT)	132,824	3,915,651
Kilroy Realty Corp. (REIT)	92,233	3,569,417
Vornado Realty Trust (REIT)	144,680	5,700,392

		16,162,289

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	41,438	11,180,387

Residential REITs (1.0%)
American Homes 4 Rent (REIT), Class A	274,695	10,545,541
Equity LifeStyle Properties, Inc. (REIT)	162,837	11,616,792
Independence Realty Trust, Inc. (REIT)	196,187	4,021,833

		26,184,166

Retail REITs (1.1%)
Agree Realty Corp. (REIT)	87,651	6,602,750
Brixmor Property Group, Inc. (REIT)	263,085	7,329,548
Kite Realty Group Trust (REIT)	191,766	5,093,305
NNN REIT, Inc. (REIT)	160,342	7,774,984

		26,800,587

Specialized REITs (1.8%)
CubeSmart (REIT)	196,607	10,583,355
EPR Properties (REIT)	66,107	3,241,887
Gaming and Leisure Properties, Inc. (REIT)	239,553	12,325,002
Lamar Advertising Co. (REIT), Class A	76,724	10,250,326
National Storage Affiliates Trust (REIT)	61,000	2,940,200
PotlatchDeltic Corp. (REIT)	62,693	2,824,320
Rayonier, Inc. (REIT)	117,058	3,766,926

		45,932,016

Total Real Estate		189,693,564

Utilities (2.6%)
Electric Utilities (0.9%)
ALLETE, Inc.	50,421	3,236,524
IDACORP, Inc.	46,493	4,792,964
OGE Energy Corp.	175,364	7,193,431
Portland General Electric Co.	89,981	4,310,090
TXNM Energy, Inc.	78,977	3,456,823

		22,989,832

Gas Utilities (1.0%)
National Fuel Gas Co.	79,758	4,834,132
New Jersey Resources Corp.	85,760	4,047,872
ONE Gas, Inc.	49,461	3,680,887
Southwest Gas Holdings, Inc.	52,558	3,876,678
Spire, Inc.	50,416	3,392,493
UGI Corp.	187,431	4,689,524

		24,521,586

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	46,972	3,614,026

Multi-Utilities (0.3%)
Black Hills Corp.	60,893	3,721,780
Northwestern Energy Group, Inc.	53,517	3,062,243

		6,784,023

Water Utilities (0.3%)
Essential Utilities, Inc.	219,813	8,478,187

Total Utilities		66,387,654

Total Common Stocks (99.4%) (Cost $1,584,842,220)		2,541,042,829

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	3,900,000	3,900,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	5,275,762	5,275,762
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		15,175,762

Total Short-Term Investments (0.6%) (Cost $15,175,762)		15,175,762

Total Investments in Securities (100.0%) (Cost $1,600,017,982)		2,556,218,591
Other Assets Less Liabilities (0.0%)†		1,055,265

Net Assets (100%)		$2,557,273,856

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $18,463,287. This was collateralized by $4,094,518 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/24/24 – 2/15/54 and by cash of $15,175,762 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	279,161	9,874,649	313,682	(981,846)	130,650	2,396,002	11,733,137	200,010	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	45	12/2024	USD	14,168,700	601,690

					601,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,975,168	$—	$—	$35,975,168
Consumer Discretionary	365,699,810	—	—	365,699,810
Consumer Staples	109,939,115	—	—	109,939,115
Energy	126,992,284	—	—	126,992,284
Financials	422,426,655	—	—	422,426,655
Health Care	251,355,391	—	—	251,355,391
Industrials	574,221,985	—	—	574,221,985
Information Technology	232,547,493	—	—	232,547,493
Materials	165,803,710	—	—	165,803,710
Real Estate	189,693,564	—	—	189,693,564
Utilities	66,387,654	—	—	66,387,654
Futures	601,690	—	—	601,690
Short-Term Investments
Investment Companies	15,175,762	—	—	15,175,762

Total Assets	$2,556,820,281	$—	$—	$2,556,820,281

Total Liabilities	$—	$—	$—	$—

Total	$2,556,820,281	$—	$—	$2,556,820,281

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,063,968,112
Aggregate gross unrealized depreciation	(109,112,213)

Net unrealized appreciation	$954,855,899

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,601,964,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	23,395	$831,224
Iridium Communications, Inc.	10,642	324,049
Liberty Global Ltd., Class A*	14,830	313,061
Liberty Global Ltd., Class C*	15,649	338,175

		1,806,509

Entertainment (0.9%)
Electronic Arts, Inc.	25,647	3,678,806
Liberty Media Corp.-Liberty Formula One, Class A*	1,914	136,908
Liberty Media Corp.-Liberty Formula One, Class C*	53,923	4,175,258
Liberty Media Corp.-Liberty Live, Class A*	2,214	109,615
Liberty Media Corp.-Liberty Live, Class C*	4,054	208,092
Madison Square Garden Sports Corp.*	1,535	319,679
Playtika Holding Corp.	6,798	53,840
Roku, Inc.*	10,157	758,322
Take-Two Interactive Software, Inc.*	16,414	2,522,996
TKO Group Holdings, Inc., Class A*	6,473	800,775
Warner Bros Discovery, Inc.*	232,774	1,920,385

		14,684,676

Interactive Media & Services (0.3%)
Cargurus, Inc., Class A*	69,066	2,074,052
IAC, Inc.*	6,813	366,676
Match Group, Inc.*	24,520	927,837
Taboola.com Ltd.*	454,331	1,526,552
TripAdvisor, Inc.*	9,657	139,930
Trump Media & Technology Group Corp.(x)*	2,143	34,438
ZoomInfo Technologies, Inc., Class A*	30,619	315,988

		5,385,473

Media (0.7%)
Charter Communications, Inc., Class A*	8,933	2,895,007
Fox Corp., Class A	21,998	931,176
Fox Corp., Class B	12,539	486,513
Interpublic Group of Cos., Inc. (The)	36,148	1,143,361
Liberty Broadband Corp., Class A*	1,297	99,635
Liberty Broadband Corp., Class C*	7,706	595,597
New York Times Co. (The), Class A	15,323	853,032
News Corp., Class A	36,524	972,634
News Corp., Class B	10,960	306,332
Nexstar Media Group, Inc., Class A	1,772	293,000
Omnicom Group, Inc.	18,339	1,896,069
Paramount Global, Class A(x)	1,458	31,872
Paramount Global, Class B	55,141	585,597
Sirius XM Holdings, Inc.	23,266	550,241

		11,640,066

Total Communication Services		33,516,724

Consumer Discretionary (8.0%)
Automobile Components (0.7%)
Aptiv plc*	26,152	1,883,206
BorgWarner, Inc.	21,910	795,114
Gentex Corp.	103,233	3,064,988
Goodyear Tire & Rubber Co. (The)*	170,609	1,509,890
Lear Corp.	24,581	2,683,016
QuantumScape Corp., Class A(x)*	32,538	187,093
Visteon Corp.*	12,709	1,210,405

		11,333,712

Automobiles (0.1%)
Harley-Davidson, Inc.	11,308	435,697
Lucid Group, Inc.(x)*	82,537	291,356
Rivian Automotive, Inc., Class A(x)*	78,884	885,079
Thor Industries, Inc.	4,799	527,362

		2,139,494

Broadline Retail (0.3%)
Dillard’s, Inc., Class A(x)	306	117,409
eBay, Inc.	48,191	3,137,716
Etsy, Inc.*	3,980	221,009
Kohl’s Corp.(x)	10,648	224,673
Macy’s, Inc.	26,876	421,685
Nordstrom, Inc.	9,931	223,348
Ollie’s Bargain Outlet Holdings, Inc.*	5,720	555,984

		4,901,824

Distributors (0.2%)
Genuine Parts Co.	13,155	1,837,490
LKQ Corp.	24,954	996,164

		2,833,654

Diversified Consumer Services (0.2%)
ADT, Inc.	30,019	217,038
Bright Horizons Family Solutions, Inc.*	4,627	648,382
Grand Canyon Education, Inc.*	1,918	272,068
H&R Block, Inc.	10,638	676,045
Service Corp. International	13,638	1,076,447

		2,889,980

Hotels, Restaurants & Leisure (2.3%)
Aramark	25,082	971,426
Boyd Gaming Corp.	6,711	433,866
Caesars Entertainment, Inc.*	20,307	847,614
Carnival Corp.*	94,401	1,744,531
Choice Hotels International, Inc.	407	53,032
Darden Restaurants, Inc.	5,335	875,634
Denny’s Corp.*	232,204	1,497,716
Domino’s Pizza, Inc.	2,163	930,393
Dutch Bros, Inc., Class A*	6,280	201,148
Hilton Worldwide Holdings, Inc.	11,371	2,621,016
Hyatt Hotels Corp., Class A	3,512	534,526
International Game Technology plc	143,070	3,047,391
Marriott Vacations Worldwide Corp.	3,226	237,046
MGM Resorts International*	22,417	876,281
Penn Entertainment, Inc.*	13,873	261,645
Planet Fitness, Inc., Class A*	3,904	317,083
Red Rock Resorts, Inc., Class A	225,082	12,253,464
Royal Caribbean Cruises Ltd.	14,739	2,614,109
Travel + Leisure Co.	6,772	312,054
Vail Resorts, Inc.	6,976	1,215,847
Wendy’s Co. (The)	8,416	147,448
Wyndham Hotels & Resorts, Inc.	63,074	4,928,602
Wynn Resorts Ltd.	8,973	860,331
Yum! Brands, Inc.	16,421	2,294,178

		40,076,381

Household Durables (2.1%)
Century Communities, Inc.	27,768	2,859,549
DR Horton, Inc.	28,239	5,387,154
Garmin Ltd.	14,728	2,592,570
Leggett & Platt, Inc.	11,973	163,072
Lennar Corp., Class A	22,523	4,222,612
Lennar Corp., Class B	1,232	213,062
Mohawk Industries, Inc.*	5,060	813,041
Newell Brands, Inc.	40,287	309,404
NVR, Inc.*	870	8,536,266
PulteGroup, Inc.	19,633	2,817,924
SharkNinja, Inc.	4,990	542,463
Tempur Sealy International, Inc.	61,294	3,346,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Toll Brothers, Inc.	9,753	$1,506,741
TopBuild Corp.*	2,812	1,143,950
Whirlpool Corp.	4,970	531,790

		34,986,250

Leisure Products (0.2%)
Brunswick Corp.	6,504	545,165
Hasbro, Inc.	1,393	100,742
Malibu Boats, Inc., Class A*	27,008	1,048,180
Mattel, Inc.*	32,762	624,116
Polaris, Inc.	5,005	416,616
YETI Holdings, Inc.*	5,819	238,754

		2,973,573

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	5,860	228,481
AutoNation, Inc.*	2,431	434,954
Bath & Body Works, Inc.	69,015	2,202,959
Best Buy Co., Inc.	20,451	2,112,588
CarMax, Inc.*	45,960	3,556,385
Carvana Co.*	6,744	1,174,198
Dick’s Sporting Goods, Inc.	4,840	1,010,108
Five Below, Inc.*	18,115	1,600,460
Floor & Decor Holdings, Inc., Class A*	6,289	780,905
GameStop Corp., Class A*	35,660	817,684
Gap, Inc. (The)	19,776	436,061
Lithia Motors, Inc., Class A	2,595	824,276
Penske Automotive Group, Inc.	1,704	276,764
RH*	1,108	370,548
Ross Stores, Inc.	23,998	3,611,939
Ulta Beauty, Inc.*	615	239,309
Wayfair, Inc., Class A(x)*	9,092	510,789
Williams-Sonoma, Inc.	4,944	765,924

		20,954,332

Textiles, Apparel & Luxury Goods (0.7%)
Amer Sports, Inc.*	5,561	88,698
Birkenstock Holding plc*	3,838	189,175
Capri Holdings Ltd.*	10,817	459,073
Carter’s, Inc.	3,459	224,766
Columbia Sportswear Co.	3,114	259,054
Crocs, Inc.*	4,623	669,457
PVH Corp.	5,425	547,003
Ralph Lauren Corp.	3,811	738,839
Skechers USA, Inc., Class A*	45,953	3,075,175
Steven Madden Ltd.	81,944	4,014,436
Tapestry, Inc.	22,135	1,039,902
Under Armour, Inc., Class A*	17,324	154,357
Under Armour, Inc., Class C*	20,429	170,786
VF Corp.	34,329	684,863

		12,315,584

Total Consumer Discretionary		135,404,784

Consumer Staples (4.2%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	701	202,687
Brown-Forman Corp., Class A	4,010	192,801
Brown-Forman Corp., Class B	17,032	837,974
Coca-Cola Consolidated, Inc.	581	764,829
Molson Coors Beverage Co., Class B	16,387	942,580

		2,940,871

Consumer Staples Distribution & Retail (1.1%)
Albertsons Cos., Inc., Class A	40,221	743,284
BJ’s Wholesale Club Holdings, Inc.*	12,622	1,041,063
Casey’s General Stores, Inc.	2,947	1,107,217
Dollar General Corp.	21,085	1,783,158
Dollar Tree, Inc.*	19,236	1,352,676
Grocery Outlet Holding Corp.*	9,612	168,691
Kroger Co. (The)	63,155	3,618,782
Maplebear, Inc.(x)*	16,216	660,640
Performance Food Group Co.*	12,244	959,562
Sysco Corp.	18,185	1,419,521
US Foods Holding Corp.*	101,935	6,269,002
Walgreens Boots Alliance, Inc.	67,916	608,527

		19,732,123

Food Products (2.4%)
Archer-Daniels-Midland Co.	45,413	2,712,973
Bunge Global SA	13,301	1,285,409
Campbell Soup Co.	18,272	893,866
Conagra Brands, Inc.	45,026	1,464,245
Darling Ingredients, Inc.*	14,994	557,177
Flowers Foods, Inc.	18,138	418,444
Freshpet, Inc.*	3,012	411,951
General Mills, Inc.	53,065	3,918,850
Hershey Co. (The)	11,906	2,283,333
Hormel Foods Corp.	27,796	881,133
Ingredion, Inc.	6,286	863,885
J M Smucker Co. (The)	9,861	1,194,167
Kellanova	24,845	2,005,240
Lamb Weston Holdings, Inc.	9,198	595,479
Lancaster Colony Corp.	30,108	5,316,170
McCormick & Co., Inc. (Non-Voting)	24,158	1,988,203
Pilgrim’s Pride Corp.*	3,341	153,853
Post Holdings, Inc.*	99,849	11,557,522
Seaboard Corp.	25	78,425
Tyson Foods, Inc., Class A	26,927	1,603,772

		40,184,097

Household Products (0.2%)
Church & Dwight Co., Inc.	23,148	2,424,058
Reynolds Consumer Products, Inc.	5,321	165,483
Spectrum Brands Holdings, Inc.	2,556	243,178

		2,832,719

Personal Care Products (0.3%)
BellRing Brands, Inc.*	12,344	749,528
Coty, Inc., Class A*	36,607	343,740
Kenvue, Inc.	182,418	4,219,328

		5,312,596

Total Consumer Staples		71,002,406

Energy (4.0%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	95,163	3,440,142
Halliburton Co.	84,061	2,441,972
NOV, Inc.	37,597	600,424
Seadrill Ltd.*	26,443	1,050,845
TechnipFMC plc	41,524	1,089,175

		8,622,558

Oil, Gas & Consumable Fuels (3.5%)
Antero Midstream Corp.	19,679	296,169
Antero Resources Corp.*	27,629	791,571
APA Corp.	34,568	845,533
Cheniere Energy, Inc.	10,654	1,916,015
Chesapeake Energy Corp.(x)	44,239	3,638,658
Chord Energy Corp.	16,281	2,120,275
Civitas Resources, Inc.	83,661	4,239,103
Coterra Energy, Inc.	217,089	5,199,281
Devon Energy Corp.	60,346	2,360,735
Diamondback Energy, Inc.	17,964	3,096,994
DT Midstream, Inc.	9,209	724,380
EQT Corp.	200,446	7,344,341
Hess Corp.	9,214	1,251,261
HF Sinclair Corp.	14,687	654,600
Kinder Morgan, Inc.	185,062	4,088,020
Magnolia Oil & Gas Corp., Class A	48,512	1,184,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Oil Corp.	53,465	$1,423,773
Matador Resources Co.	10,117	499,982
New Fortress Energy, Inc.(x)	3,068	27,888
ONEOK, Inc.	55,639	5,070,382
Ovintiv, Inc.	59,976	2,297,681
Permian Resources Corp.	48,527	660,452
Range Resources Corp.	22,606	695,361
Southwestern Energy Co.*	104,556	743,393
Viper Energy, Inc., Class A	68,499	3,089,990
Williams Cos., Inc. (The)	116,053	5,297,819

		59,558,320

Total Energy		68,180,878

Financials (14.2%)
Banks (4.1%)
Ameris Bancorp	49,602	3,094,669
Bank OZK	68,346	2,938,195
BOK Financial Corp.	30,855	3,228,050
Cadence Bank	116,351	3,705,779
Citizens Financial Group, Inc.	43,193	1,773,937
Columbia Banking System, Inc.	153,639	4,011,514
Comerica, Inc.	12,707	761,276
Commerce Bancshares, Inc.	11,291	670,685
Cullen/Frost Bankers, Inc.	5,538	619,481
East West Bancorp, Inc.	13,381	1,107,144
Fifth Third Bancorp	65,248	2,795,224
First Citizens BancShares, Inc., Class A	1,930	3,553,034
First Hawaiian, Inc.	12,048	278,911
First Horizon Corp.	148,045	2,299,139
FNB Corp.	35,100	495,261
Huntington Bancshares, Inc.	138,039	2,029,173
KeyCorp	89,084	1,492,157
Live Oak Bancshares, Inc.	138,423	6,557,098
M&T Bank Corp.	15,829	2,819,461
Pinnacle Financial Partners, Inc.	7,256	710,870
Popular, Inc.	6,170	618,666
Prosperity Bancshares, Inc.	8,595	619,442
Regions Financial Corp.	87,676	2,045,481
SouthState Corp.	40,747	3,959,793
Synovus Financial Corp.	135,619	6,030,977
TFS Financial Corp.	3,776	48,559
Webster Financial Corp.	209,506	9,765,075
Western Alliance Bancorp	10,280	889,117
Wintrust Financial Corp.	6,083	660,188
Zions Bancorp NA	13,799	651,589

		70,229,945

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	2,998	533,044
Ameriprise Financial, Inc.	812	381,486
Bank of New York Mellon Corp. (The)	70,549	5,069,651
Carlyle Group, Inc. (The)	20,768	894,270
Cboe Global Markets, Inc.	10,119	2,073,080
Coinbase Global, Inc., Class A*	2,988	532,372
Evercore, Inc., Class A	14,657	3,713,204
FactSet Research Systems, Inc.	2,341	1,076,509
Franklin Resources, Inc.	27,009	544,231
Houlihan Lokey, Inc., Class A	4,416	697,816
Interactive Brokers Group, Inc., Class A	9,995	1,392,903
Invesco Ltd.	34,164	599,920
Janus Henderson Group plc	12,263	466,852
Jefferies Financial Group, Inc.	12,103	744,940
Lazard, Inc.	901	45,392
MarketAxess Holdings, Inc.	3,504	897,725
MSCI, Inc.	3,095	1,804,168
Nasdaq, Inc.	39,160	2,859,072
Northern Trust Corp.	19,053	1,715,342
Raymond James Financial, Inc.	17,964	2,199,872
Robinhood Markets, Inc., Class A*	63,846	1,495,273
SEI Investments Co.	9,269	641,322
State Street Corp.	28,705	2,539,531
StepStone Group, Inc., Class A	56,674	3,220,784
Stifel Financial Corp.	35,350	3,319,365
T. Rowe Price Group, Inc.	20,849	2,271,082
TPG, Inc., Class A	75,271	4,332,599
Tradeweb Markets, Inc., Class A	6,720	831,062
Virtu Financial, Inc., Class A	7,779	236,948
XP, Inc., Class A	34,853	625,263

		47,755,078

Consumer Finance (0.7%)
Ally Financial, Inc.	22,881	814,335
Bread Financial Holdings, Inc.	29,403	1,398,995
Credit Acceptance Corp.*	136	60,305
Discover Financial Services	23,834	3,343,672
OneMain Holdings, Inc.	10,910	513,534
PRA Group, Inc.*	84,331	1,885,641
SLM Corp.	20,325	464,833
SoFi Technologies, Inc.(x)*	81,883	643,600
Synchrony Financial	37,715	1,881,224

		11,006,139

Financial Services (1.6%)
Affirm Holdings, Inc., Class A*	21,610	882,120
Block, Inc., Class A*	30,460	2,044,780
Euronet Worldwide, Inc.*	4,257	422,422
Fidelity National Information Services, Inc.	53,509	4,481,379
Global Payments, Inc.	24,201	2,478,667
Jack Henry & Associates, Inc.	6,934	1,224,128
MGIC Investment Corp.	24,437	625,587
Mr Cooper Group, Inc.*	99,629	9,183,801
Rocket Cos., Inc., Class A*	13,682	262,558
UWM Holdings Corp., Class A	3,258	27,758
Voya Financial, Inc.	65,446	5,184,632
Western Union Co. (The)	23,198	276,752
WEX, Inc.*	3,594	753,770

		27,848,354

Insurance (4.8%)
Aegon Ltd. (NYRS)	450,857	2,880,976
Aflac, Inc.	53,531	5,984,766
Allstate Corp. (The)	21,139	4,009,011
American Financial Group, Inc.	6,896	928,202
Arch Capital Group Ltd.*	34,380	3,846,434
Arthur J Gallagher & Co.	19,196	5,401,179
Assurant, Inc.	5,080	1,010,209
Assured Guaranty Ltd.	5,034	400,304
Axis Capital Holdings Ltd.	7,875	626,929
Brighthouse Financial, Inc.*	6,439	289,948
Brown & Brown, Inc.	26,220	2,716,392
Cincinnati Financial Corp.	14,789	2,013,079
CNA Financial Corp.	2,411	117,994
Enstar Group Ltd.*	8,696	2,796,547
Everest Group Ltd.	15,351	6,014,982
Fidelity National Financial, Inc.	24,939	1,547,714
First American Financial Corp.	9,559	630,990
Globe Life, Inc.	25,108	2,659,188
Hanover Insurance Group, Inc. (The)	11,192	1,657,647
Hartford Financial Services Group, Inc. (The)	28,227	3,319,778
Kemper Corp.	88,037	5,392,266
Lincoln National Corp.	16,818	529,935
Loews Corp.	39,506	3,122,949
Markel Group, Inc.*	947	1,485,445
Old Republic International Corp.	23,862	845,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Primerica, Inc.	3,378	$895,677
Principal Financial Group, Inc.	21,870	1,878,633
Prudential Financial, Inc.	34,593	4,189,212
Reinsurance Group of America, Inc.	6,362	1,386,089
RenaissanceRe Holdings Ltd.	22,980	6,259,752
RLI Corp.	3,656	566,607
Unum Group	17,752	1,055,179
W.R. Berkley Corp.	28,103	1,594,283
White Mountains Insurance Group Ltd.	234	396,911
Willis Towers Watson plc	9,753	2,872,551

		81,322,950

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	67,764	708,811
Annaly Capital Management, Inc. (REIT)	47,839	960,129
Rithm Capital Corp. (REIT)	46,747	530,579
Starwood Property Trust, Inc. (REIT)(x)	29,838	608,098

		2,807,617

Total Financials		240,970,083

Health Care (6.6%)
Biotechnology (0.5%)
Alnylam Pharmaceuticals, Inc.*	1,397	384,217
Biogen, Inc.*	13,863	2,687,204
BioMarin Pharmaceutical, Inc.*	18,102	1,272,389
Exact Sciences Corp.*	10,460	712,535
Exelixis, Inc.*	4,687	121,628
GRAIL, Inc.(x)*	1,918	26,392
Incyte Corp.*	14,227	940,405
Ionis Pharmaceuticals, Inc.*	1,019	40,821
Roivant Sciences Ltd.*	40,514	467,531
United Therapeutics Corp.*	4,123	1,477,477

		8,130,599

Health Care Equipment & Supplies (2.1%)
Align Technology, Inc.*	2,938	747,192
Baxter International, Inc.	48,206	1,830,382
Boston Scientific Corp.*	16,258	1,362,420
Cooper Cos., Inc. (The)*	18,548	2,046,586
Dentsply Sirona, Inc.	19,331	523,097
Enovis Corp.*	105,114	4,525,158
Envista Holdings Corp.*	101,922	2,013,979
GE HealthCare Technologies, Inc.	38,108	3,576,436
Globus Medical, Inc., Class A*	10,640	761,186
Hologic, Inc.*	21,814	1,776,968
ICU Medical, Inc.*	11,285	2,056,353
Integra LifeSciences Holdings Corp.*	100,589	1,827,702
Masimo Corp.*	2,010	267,993
QuidelOrtho Corp.*	4,966	226,449
ResMed, Inc.	10,051	2,453,650
Solventum Corp.*	13,177	918,700
STERIS plc	9,374	2,273,570
Teleflex, Inc.	16,634	4,113,921
Zimmer Biomet Holdings, Inc.	19,425	2,096,929

		35,398,671

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	25,629	1,625,135
Amedisys, Inc.*	3,065	295,803
Cardinal Health, Inc.	9,475	1,047,177
Centene Corp.*	50,134	3,774,088
Chemed Corp.	1,251	751,814
Encompass Health Corp.	9,480	916,147
Henry Schein, Inc.*	12,243	892,515
Humana, Inc.	11,500	3,642,510
Labcorp Holdings, Inc.	25,794	5,764,443
Molina Healthcare, Inc.*	2,065	711,516
Premier, Inc., Class A	9,770	195,400
Quest Diagnostics, Inc.	10,650	1,653,413
R1 RCM, Inc.*	15,624	221,392
Tenet Healthcare Corp.*	9,062	1,506,104
Universal Health Services, Inc., Class B	5,545	1,269,860

		24,267,317

Health Care Technology (0.0%)†
Certara, Inc.*	11,703	137,042
Doximity, Inc., Class A*	10,866	473,432

		610,474

Life Sciences Tools & Services (1.9%)
10X Genomics, Inc., Class A*	3,229	72,911
Agilent Technologies, Inc.	27,889	4,140,959
Avantor, Inc.*	65,130	1,684,913
Azenta, Inc.*	5,361	259,687
Bio-Rad Laboratories, Inc., Class A*	1,806	604,252
Bio-Techne Corp.	14,913	1,191,996
Bruker Corp.	3,773	260,563
Charles River Laboratories International, Inc.*	18,063	3,557,869
Evotec SE (ADR)(x)*	327,974	1,197,105
Fortrea Holdings, Inc.*	126,847	2,536,940
Illumina, Inc.*	15,084	1,967,105
IQVIA Holdings, Inc.*	15,232	3,609,527
Mettler-Toledo International, Inc.*	2,009	3,012,897
QIAGEN NV*	76,569	3,489,249
Repligen Corp.*	4,531	674,303
Revvity, Inc.	11,593	1,481,006
Sotera Health Co.*	14,247	237,925
Waters Corp.*	2,193	789,239
West Pharmaceutical Services, Inc.	2,715	814,934

		31,583,380

Pharmaceuticals (0.7%)
Catalent, Inc.*	17,378	1,052,585
Elanco Animal Health, Inc.*	46,774	687,110
Jazz Pharmaceuticals plc*	5,729	638,268
Organon & Co.	24,948	477,255
Perrigo Co. plc	268,464	7,041,811
Royalty Pharma plc, Class A	37,712	1,066,873
Viatris, Inc.	112,259	1,303,327

		12,267,229

Total Health Care		112,257,670

Industrials (15.1%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	6,921	752,313
Curtiss-Wright Corp.	8,879	2,918,439
Ducommun, Inc.*	24,578	1,617,970
Hexcel Corp.	7,782	481,161
Howmet Aerospace, Inc.	36,257	3,634,764
Huntington Ingalls Industries, Inc.	17,459	4,615,810
L3Harris Technologies, Inc.	18,053	4,294,267
Spirit AeroSystems Holdings, Inc., Class A*	9,990	324,775
Textron, Inc.	17,796	1,576,370
Woodward, Inc.	5,724	981,723

		21,197,592

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	10,990	1,212,966
Expeditors International of Washington, Inc.	11,276	1,481,667
GXO Logistics, Inc.*	10,944	569,854

		3,264,487

Building Products (1.2%)
A.O. Smith Corp.	11,386	1,022,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Drainage Systems, Inc.	4,061	$638,227
Allegion plc	8,390	1,222,759
Armstrong World Industries, Inc.	2,861	376,021
AZEK Co., Inc. (The), Class A*	4,339	203,065
Builders FirstSource, Inc.*	19,265	3,734,713
Carlisle Cos., Inc.	3,797	1,707,701
Fortune Brands Innovations, Inc.	90,323	8,086,618
Hayward Holdings, Inc.*	17,300	265,382
Masco Corp.	21,104	1,771,470
Owens Corning	8,170	1,442,168
Simpson Manufacturing Co., Inc.	3,615	691,441

		21,162,369

Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*	4,837	1,169,151
MSA Safety, Inc.	3,486	618,207
RB Global, Inc.	17,277	1,390,626
Stericycle, Inc.*	8,991	548,451
Tetra Tech, Inc.	20,030	944,615
Veralto Corp.	13,010	1,455,298
Vestis Corp.	11,813	176,014

		6,302,362

Construction & Engineering (0.6%)
AECOM	12,999	1,342,407
API Group Corp.*	21,518	710,524
EMCOR Group, Inc.	2,706	1,165,014
Fluor Corp.*	53,021	2,529,632
MasTec, Inc.*	5,941	731,337
MDU Resources Group, Inc.	19,773	541,978
Quanta Services, Inc.	9,595	2,860,749
Valmont Industries, Inc.	1,907	552,935
WillScot Holdings Corp.(x)*	12,861	483,574

		10,918,150

Electrical Equipment (1.4%)
Acuity Brands, Inc.	2,940	809,647
AMETEK, Inc.	21,964	3,771,438
Generac Holdings, Inc.*	2,787	442,798
Hubbell, Inc., Class B	5,139	2,201,291
nVent Electric plc	15,573	1,094,159
Regal Rexnord Corp.	61,792	10,250,057
Rockwell Automation, Inc.	9,889	2,654,801
Sensata Technologies Holding plc	70,319	2,521,639

		23,745,830

Ground Transportation (0.5%)
Avis Budget Group, Inc.	1,038	90,919
JB Hunt Transport Services, Inc.	7,786	1,341,761
Knight-Swift Transportation Holdings, Inc., Class A	96,670	5,215,347
Landstar System, Inc.	3,260	615,716
Lyft, Inc., Class A*	11,100	141,525
Ryder System, Inc.	4,183	609,881
Saia, Inc.*	1,026	448,629
Schneider National, Inc., Class B	4,632	132,197
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	240	18,595
U-Haul Holding Co. (New York Stock Exchange)	5,555	399,960

		9,014,530

Machinery (3.9%)
AGCO Corp.	5,869	574,340
Allison Transmission Holdings, Inc.	8,268	794,307
Atmus Filtration Technologies, Inc.	34,536	1,296,136
CNH Industrial NV	84,325	936,007
Crane Co.	4,678	740,434
Cummins, Inc.	13,011	4,212,832
Donaldson Co., Inc.	11,321	834,358
Dover Corp.	13,041	2,500,481
Energy Recovery, Inc.*	161,618	2,810,537
Esab Corp.	28,481	3,027,815
Flowserve Corp.	67,724	3,500,654
Fortive Corp.	33,441	2,639,498
Gates Industrial Corp. plc*	396,528	6,959,066
Graco, Inc.	15,937	1,394,647
Helios Technologies, Inc.	28,305	1,350,148
IDEX Corp.	7,119	1,527,026
Ingersoll Rand, Inc.	38,468	3,776,019
ITT, Inc.	7,771	1,161,842
John Bean Technologies Corp.	27,551	2,714,049
Lincoln Electric Holdings, Inc.	3,784	726,604
Middleby Corp. (The)*	32,079	4,463,151
Nordson Corp.	5,435	1,427,394
Oshkosh Corp.	6,236	624,910
Otis Worldwide Corp.	38,457	3,997,221
Pentair plc	15,845	1,549,483
RBC Bearings, Inc.*	2,717	813,415
Snap-on, Inc.	4,872	1,411,467
Stanley Black & Decker, Inc.	14,724	1,621,554
Timken Co. (The)	6,176	520,575
Toro Co. (The)	9,967	864,438
Westinghouse Air Brake Technologies Corp.	16,659	3,028,106
Xylem, Inc.	23,022	3,108,661

		66,907,175

Marine Transportation (0.0%)†
Kirby Corp.*	5,524	676,303

Passenger Airlines (1.0%)
Alaska Air Group, Inc.*	58,743	2,655,771
Allegiant Travel Co.	61,122	3,365,377
American Airlines Group, Inc.(x)*	57,182	642,726
Delta Air Lines, Inc.	136,363	6,925,877
Southwest Airlines Co.	56,416	1,671,606
United Airlines Holdings, Inc.*	31,496	1,797,162

		17,058,519

Professional Services (2.7%)
Broadridge Financial Solutions, Inc.	5,883	1,265,022
CACI International, Inc., Class A*	2,127	1,073,199
Clarivate plc*	39,883	283,169
Concentrix Corp.	4,726	242,208
Dayforce, Inc.*	12,640	774,200
Dun & Bradstreet Holdings, Inc.	28,530	328,380
Equifax, Inc.	9,341	2,744,946
First Advantage Corp.(x)*	220,454	4,376,012
FTI Consulting, Inc.*	3,340	760,050
Genpact Ltd.	16,571	649,749
Insperity, Inc.	30,836	2,713,568
Jacobs Solutions, Inc.	11,947	1,563,862
KBR, Inc.	11,597	755,313
Leidos Holdings, Inc.	12,813	2,088,519
ManpowerGroup, Inc.	4,232	311,137
Parsons Corp.*	4,253	440,951
Paychex, Inc.	19,548	2,623,146
Paycom Software, Inc.	1,849	307,988
Paycor HCM, Inc.*	6,249	88,673
Robert Half, Inc.	9,610	647,810
Science Applications International Corp.	34,322	4,780,025
SS&C Technologies Holdings, Inc.	99,137	7,356,957
TransUnion	53,753	5,627,939
WNS Holdings Ltd.*	69,167	3,645,793

		45,448,616

Trading Companies & Distributors (1.9%)
Air Lease Corp., Class A	83,422	3,778,182
Boise Cascade Co.	25,222	3,555,798
Core & Main, Inc., Class A*	6,345	281,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Fastenal Co.	8,377	$598,285
Ferguson Enterprises, Inc.	17,977	3,569,693
MSC Industrial Direct Co., Inc., Class A	4,397	378,406
SiteOne Landscape Supply, Inc.*	2,767	417,568
United Rentals, Inc.	4,802	3,888,323
W.W. Grainger, Inc.	529	549,531
Watsco, Inc.	3,315	1,630,582
WESCO International, Inc.	77,392	13,000,308

		31,648,394

Total Industrials		257,344,327

Information Technology (6.8%)
Communications Equipment (0.7%)
Ciena Corp.*	96,983	5,973,183
F5, Inc.*	19,646	4,326,049
Juniper Networks, Inc.	30,866	1,203,157
Lumentum Holdings, Inc.*	6,247	395,935
Ubiquiti, Inc.	209	46,339

		11,944,663

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc.*	27,039	3,591,590
Avnet, Inc.	8,657	470,162
Belden, Inc.	37,304	4,369,417
CDW Corp.	6,301	1,425,916
Cognex Corp.	15,313	620,176
Coherent Corp.*	51,036	4,537,611
Corning, Inc.	73,020	3,296,853
Crane NXT Co.	4,637	260,136
Flex Ltd.*	105,755	3,535,390
IPG Photonics Corp.*	2,403	178,591
Jabil, Inc.	9,652	1,156,599
Keysight Technologies, Inc.*	16,564	2,632,517
Littelfuse, Inc.	2,315	614,054
TD SYNNEX Corp.	7,233	868,539
Teledyne Technologies, Inc.*	4,410	1,930,081
Trimble, Inc.*	23,388	1,452,161
Vontier Corp.	14,514	489,702
Zebra Technologies Corp., Class A*	3,860	1,429,435

		32,858,930

IT Services (1.0%)
Akamai Technologies, Inc.*	14,454	1,459,131
Amdocs Ltd.	10,725	938,223
Amentum Holdings, Inc.*	11,947	385,291
Cognizant Technology Solutions Corp., Class A	47,301	3,650,691
DXC Technology Co.*	17,803	369,412
EPAM Systems, Inc.*	4,989	992,961
Globant SA*	1,027	203,490
GoDaddy, Inc., Class A*	15,213	2,385,094
Kyndryl Holdings, Inc.*	21,225	487,750
Okta, Inc.*	8,508	632,485
Twilio, Inc., Class A*	12,899	841,273
VeriSign, Inc.*	26,767	5,084,659

		17,430,460

Semiconductors & Semiconductor Equipment (1.5%)
Allegro MicroSystems, Inc.*	116,040	2,703,732
Amkor Technology, Inc.	11,027	337,426
Astera Labs, Inc.(x)*	2,050	107,400
Cirrus Logic, Inc.*	5,097	633,098
Enphase Energy, Inc.*	15,993	1,807,529
First Solar, Inc.*	10,125	2,525,580
GLOBALFOUNDRIES, Inc.(x)*	9,499	382,335
Lattice Semiconductor Corp.*	1,756	93,191
MACOM Technology Solutions Holdings, Inc.*	5,214	580,110
Microchip Technology, Inc.	50,407	4,047,178
MKS Instruments, Inc.	30,431	3,308,154
ON Semiconductor Corp.*	40,838	2,965,247
Onto Innovation, Inc.*	3,452	716,497
Qorvo, Inc.*	25,887	2,674,127
Skyworks Solutions, Inc.	15,396	1,520,663
Teradyne, Inc.	1,308	175,180
Universal Display Corp.	2,255	473,324
Wolfspeed, Inc.(x)*	12,511	121,357

		25,172,128

Software (1.2%)
ANSYS, Inc.*	8,371	2,667,252
Aspen Technology, Inc.*	2,545	607,797
BILL Holdings, Inc.*	7,084	373,752
CCC Intelligent Solutions Holdings, Inc.*	42,808	473,028
Dolby Laboratories, Inc., Class A	5,369	410,890
DoubleVerify Holdings, Inc.*	6,142	103,431
Dropbox, Inc., Class A*	15,933	405,176
Fair Isaac Corp.*	341	662,740
Gen Digital, Inc.	51,892	1,423,398
Guidewire Software, Inc.*	4,252	777,861
HashiCorp, Inc., Class A*	2,964	100,361
Informatica, Inc., Class A*	6,341	160,300
MicroStrategy, Inc., Class A(x)*	13,914	2,345,900
nCino, Inc.*	3,110	98,245
Nutanix, Inc., Class A*	16,720	990,660
Progress Software Corp.	70,767	4,767,573
PTC, Inc.*	4,338	783,703
SentinelOne, Inc., Class A*	21,985	525,881
Tyler Technologies, Inc.*	631	368,327
UiPath, Inc., Class A*	5,482	70,170
Unity Software, Inc.(x)*	16,322	369,204
Zoom Video Communications, Inc., Class A*	25,095	1,750,125

		20,235,774

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	124,715	2,551,669
HP, Inc.	70,538	2,530,198
NetApp, Inc.	10,932	1,350,211
Pure Storage, Inc., Class A*	3,664	184,080
Western Digital Corp.*	30,955	2,113,917

		8,730,075

Total Information Technology		116,372,030

Materials (5.2%)
Chemicals (3.0%)
Albemarle Corp.(x)	11,264	1,066,813
Ashland, Inc.	91,087	7,921,836
Axalta Coating Systems Ltd.*	20,909	756,697
Celanese Corp.	30,688	4,172,341
CF Industries Holdings, Inc.	17,391	1,492,148
Chemours Co. (The)	13,666	277,693
Corteva, Inc.	66,632	3,917,295
Dow, Inc.	67,229	3,672,720
DuPont de Nemours, Inc.	39,839	3,550,053
Eastman Chemical Co.	11,040	1,235,928
Element Solutions, Inc.	21,013	570,713
FMC Corp.	81,132	5,349,844
Huntsman Corp.	157,127	3,802,473
Ingevity Corp.*	53,617	2,091,063
International Flavors & Fragrances, Inc.	24,281	2,547,805
LyondellBasell Industries NV, Class A	24,771	2,375,539
Mosaic Co. (The)	30,713	822,494
NewMarket Corp.	641	353,762
Olin Corp.	11,321	543,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PPG Industries, Inc.	22,199	$2,940,480
RPM International, Inc.	9,421	1,139,941
Scotts Miracle-Gro Co. (The)	4,137	358,678
Westlake Corp.	3,145	472,662

		51,432,160

Construction Materials (0.4%)
Eagle Materials, Inc.	762	219,190
Martin Marietta Materials, Inc.	5,528	2,975,446
Vulcan Materials Co.	9,484	2,375,078

		5,569,714

Containers & Packaging (0.9%)
Amcor plc	139,275	1,577,986
AptarGroup, Inc.	6,369	1,020,250
Avery Dennison Corp.	4,752	1,049,052
Ball Corp.	29,298	1,989,627
Berry Global Group, Inc.	11,140	757,297
Crown Holdings, Inc.	11,233	1,077,020
Graphic Packaging Holding Co.	28,566	845,268
International Paper Co.	33,326	1,627,975
Packaging Corp. of America	8,457	1,821,638
Sealed Air Corp.	7,600	275,880
Silgan Holdings, Inc.	7,861	412,702
Smurfit WestRock plc	49,272	2,435,022
Sonoco Products Co.	9,514	519,750

		15,409,467

Metals & Mining (0.9%)
Alcoa Corp.	23,912	922,525
ATI, Inc.*	11,745	785,858
Cleveland-Cliffs, Inc.*	28,951	369,704
MP Materials Corp.(x)*	12,684	223,873
Nucor Corp.	22,864	3,437,374
Reliance, Inc.	22,686	6,561,018
Royal Gold, Inc.	6,267	879,260
Steel Dynamics, Inc.	14,053	1,771,802
United States Steel Corp.	21,294	752,317

		15,703,731

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,924	206,753

Total Materials		88,321,825

Real Estate (8.7%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	108,663	3,710,842
WP Carey, Inc. (REIT)	20,808	1,296,338

		5,007,180

Health Care REITs (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	16,635	1,975,406
American Healthcare REIT, Inc. (REIT)	155,069	4,047,301
CareTrust REIT, Inc. (REIT)	99,772	3,078,964
Healthcare Realty Trust, Inc. (REIT), Class A	35,946	652,420
Healthpeak Properties, Inc. (REIT)	66,647	1,524,217
Medical Properties Trust, Inc. (REIT)(x)	56,295	329,326
Omega Healthcare Investors, Inc. (REIT)	23,678	963,694
Ventas, Inc. (REIT)	38,346	2,459,129

		15,030,457

Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	67,199	1,182,702
Park Hotels & Resorts, Inc. (REIT)	19,886	280,393
Ryman Hospitality Properties, Inc. (REIT)	39,125	4,195,765

		5,658,860

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT)	26,967	762,357
EastGroup Properties, Inc. (REIT)	4,565	852,833
First Industrial Realty Trust, Inc. (REIT)	56,023	3,136,168
Lineage, Inc. (REIT)(x)	5,799	454,526
Rexford Industrial Realty, Inc. (REIT)	20,063	1,009,369
STAG Industrial, Inc. (REIT)	17,052	666,563

		6,881,816

Office REITs (0.3%)
BXP, Inc. (REIT)	15,100	1,214,946
Cousins Properties, Inc. (REIT)	13,911	410,097
Douglas Emmett, Inc. (REIT)	143,977	2,529,676
Highwoods Properties, Inc. (REIT)	9,922	332,486
Kilroy Realty Corp. (REIT)	11,146	431,350
Vornado Realty Trust (REIT)	16,473	649,036

		5,567,591

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	29,107	3,623,239
CoStar Group, Inc.*	38,935	2,937,256
Howard Hughes Holdings, Inc.*	2,848	220,521
Jones Lang LaSalle, Inc.*	10,916	2,945,246
Seaport Entertainment Group, Inc.(x)*	316	8,665
Zillow Group, Inc., Class A*	4,905	303,767
Zillow Group, Inc., Class C*	14,853	948,364

		10,987,058

Residential REITs (1.9%)
American Homes 4 Rent (REIT), Class A	32,335	1,241,341
AvalonBay Communities, Inc. (REIT)	13,459	3,031,640
Camden Property Trust (REIT)	44,157	5,454,714
Equity LifeStyle Properties, Inc. (REIT)	17,630	1,257,724
Equity Residential (REIT)	35,841	2,668,721
Essex Property Trust, Inc. (REIT)	6,058	1,789,654
Invitation Homes, Inc. (REIT)	58,123	2,049,417
Mid-America Apartment Communities, Inc. (REIT)	47,632	7,568,725
Sun Communities, Inc. (REIT)	11,809	1,595,986
UDR, Inc. (REIT)	129,019	5,849,721

		32,507,643

Retail REITs (1.4%)
Acadia Realty Trust (REIT)	147,527	3,463,934
Agree Realty Corp. (REIT)	9,236	695,748
Brixmor Property Group, Inc. (REIT)	184,432	5,138,275
Federal Realty Investment Trust (REIT)	7,902	908,493
Kimco Realty Corp. (REIT)	63,396	1,472,055
NNN REIT, Inc. (REIT)	17,408	844,114
Realty Income Corp. (REIT)	83,085	5,269,251
Regency Centers Corp. (REIT)	17,608	1,271,826
Simon Property Group, Inc. (REIT)	22,990	3,885,770

		22,949,466

Specialized REITs (2.6%)
Crown Castle, Inc. (REIT)	41,405	4,911,875
CubeSmart (REIT)	190,282	10,242,880
Digital Realty Trust, Inc. (REIT)	30,745	4,975,463
EPR Properties (REIT)	7,317	358,826
Extra Space Storage, Inc. (REIT)	19,911	3,587,763
Gaming and Leisure Properties, Inc. (REIT)	80,886	4,161,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Iron Mountain, Inc. (REIT)	11,860	$1,409,324
Lamar Advertising Co. (REIT), Class A	6,215	830,324
National Storage Affiliates Trust (REIT)	6,502	313,397
Rayonier, Inc. (REIT)	149,106	4,798,231
SBA Communications Corp. (REIT)	10,196	2,454,177
VICI Properties, Inc. (REIT), Class A	99,404	3,311,147
Weyerhaeuser Co. (REIT)	69,319	2,347,141

		43,702,133

Total Real Estate		148,292,204

Utilities (4.4%)
Electric Utilities (1.9%)
Alliant Energy Corp.	24,196	1,468,455
Avangrid, Inc.	6,584	235,641
Edison International	36,500	3,178,785
Entergy Corp.	20,542	2,703,533
Evergy, Inc.	20,848	1,292,785
Eversource Energy	33,256	2,263,071
Exelon Corp.	95,337	3,865,915
FirstEnergy Corp.	54,603	2,421,643
IDACORP, Inc.	18,675	1,925,206
NRG Energy, Inc.	11,687	1,064,686
OGE Energy Corp.	19,824	813,180
PG&E Corp.	204,083	4,034,721
Pinnacle West Capital Corp.	10,592	938,345
PPL Corp.	69,942	2,313,681
Xcel Energy, Inc.	52,955	3,457,962

		31,977,609

Gas Utilities (0.7%)
Atmos Energy Corp.	14,224	1,973,011
National Fuel Gas Co.	8,531	517,064
ONE Gas, Inc.	57,287	4,263,298
Spire, Inc.	34,955	2,352,122
UGI Corp.	115,304	2,884,906

		11,990,401

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	68,067	1,365,424
Brookfield Renewable Corp., Class A(x)	12,767	416,970
Clearway Energy, Inc., Class A	3,928	111,830
Clearway Energy, Inc., Class C	7,292	223,719

		2,117,943

Multi-Utilities (1.5%)
Ameren Corp.	25,470	2,227,606
CenterPoint Energy, Inc.	60,021	1,765,818
CMS Energy Corp.	28,087	1,983,785
Consolidated Edison, Inc.	33,239	3,461,177
DTE Energy Co.	19,701	2,529,805
NiSource, Inc.	155,092	5,373,938
Public Service Enterprise Group, Inc.	47,631	4,249,162
WEC Energy Group, Inc.	29,989	2,884,342

		24,475,633

Water Utilities (0.2%)
American Water Works Co., Inc.	18,566	2,715,092
Essential Utilities, Inc.	24,028	926,760

		3,641,852

Total Utilities		74,203,438

Total Common Stocks (79.2%) (Cost $982,310,497)		1,345,866,369

EXCHANGE TRADED FUNDS (ETF):
Equity (10.4%)
iShares Core S&P Mid-Cap ETF	8,975	559,322
iShares Morningstar Mid-Cap ETF	7,464	567,413
iShares Morningstar Mid-Cap Growth ETF(x)	74,280	5,420,212
iShares Morningstar Mid-Cap Value ETF(x)‡	369,211	28,296,331
iShares Russell Mid-Cap ETF	6,120	539,417
iShares Russell Mid-Cap Growth ETF(x)	50,508	5,924,083
iShares Russell Mid-Cap Value ETF(x)	454,075	60,051,419
iShares S&P Mid-Cap 400 Growth ETF(x)	56,740	5,216,108
iShares S&P Mid-Cap 400 Value ETF(x)	127,242	15,729,656
SPDR S&P 400 Mid Cap Value ETF(x)	277,988	22,088,927
Vanguard Mid-Cap Growth ETF(x)	22,300	5,429,381
Vanguard Mid-Cap Value ETF(x)	159,900	26,810,433

Total Exchange Traded Funds (10.4%) (Cost $70,967,802)		176,632,702

	Number of Rights	Value (Note 1)
RIGHTS:
Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Seaport Entertainment Group, Inc.* (Cost $—)	316	932

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	30,610,651	30,610,651
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	71,284,249	71,327,019
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		112,937,670

Total Short-Term Investments (6.7%) (Cost $112,904,512)		112,937,670

Total Investments in Securities (96.3%) (Cost $1,166,182,811)		1,635,437,673
Other Assets Less Liabilities (3.7%)		63,514,742

Net Assets (100%)		$1,698,952,415

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2024.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $46,512,677. This was collateralized by $6,085,793 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/24/24 – 2/15/54 and by cash of $41,610,651 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	369,211	38,066,157	1,309,882	(14,822,837)	2,722,335	1,020,794	28,296,331	485,190	—

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	103	12/2024	USD	29,943,388	691,809
S&P Midcap 400 E-Mini Index	432	12/2024	USD	136,019,520	4,612,695

					5,304,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$33,516,724	$—	$—	$33,516,724
Consumer Discretionary	135,404,784	—	—	135,404,784
Consumer Staples	71,002,406	—	—	71,002,406
Energy	68,180,878	—	—	68,180,878
Financials	240,970,083	—	—	240,970,083
Health Care	112,257,670	—	—	112,257,670
Industrials	257,344,327	—	—	257,344,327
Information Technology	116,372,030	—	—	116,372,030
Materials	88,321,825	—	—	88,321,825
Real Estate	148,292,204	—	—	148,292,204
Utilities	74,203,438	—	—	74,203,438
Exchange Traded Funds	176,632,702	—	—	176,632,702
Futures	5,304,504	—	—	5,304,504
Rights
Real Estate	932	—	—	932
Short-Term Investments
Investment Companies	112,937,670	—	—	112,937,670

Total Assets	$1,640,742,177	$—	$—	$1,640,742,177

Total Liabilities	$—	$—	$—	$—

Total	$1,640,742,177	$—	$—	$1,640,742,177

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$531,658,227
Aggregate gross unrealized depreciation	(77,500,612)

Net unrealized appreciation	$454,157,615

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,186,584,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,260	$47,452
Bandwidth, Inc., Class A*	2,997	52,477
Cogent Communications Holdings, Inc.	6,213	471,691
Globalstar, Inc.*	87,233	108,169
IDT Corp., Class B	1,494	57,026

		736,815

Entertainment (0.2%)
Atlanta Braves Holdings, Inc., Class A*	1,546	65,164
Atlanta Braves Holdings, Inc., Class C*	6,977	277,684
Cinemark Holdings, Inc.*	12,302	342,488
Eventbrite, Inc., Class A*	10,365	28,296
Golden Matrix Group, Inc.(x)*	2,920	6,804
IMAX Corp.*	5,987	122,793
LiveOne, Inc.*	8,867	8,413
Madison Square Garden
Entertainment Corp., Class A*	573	24,370
Vivid Seats, Inc., Class A*	10,565	39,091

		915,103

Interactive Media & Services (2.7%)
Bumble, Inc., Class A(x)*	1,281	8,173
Cargurus, Inc., Class A*	12,414	372,792
EverQuote, Inc., Class A*	3,587	75,650
fuboTV, Inc.(x)*	3,667	5,207
Getty Images Holdings, Inc.(x)*	13,552	51,633
Grindr, Inc.*	3,288	39,226
MediaAlpha, Inc., Class A*	4,190	75,881
QuinStreet, Inc.*	7,443	142,384
Shutterstock, Inc.	2,856	101,017
System1, Inc.(x)*	4,010	4,491
Webtoon Entertainment, Inc.*	891	10,193
Yelp, Inc., Class A*	9,286	325,753
ZipRecruiter, Inc., Class A*	9,993	94,933
ZoomInfo Technologies, Inc., Class A*	899,502	9,282,861

		10,590,194

Media (0.5%)
Boston Omaha Corp., Class A*	265	3,940
Cardlytics, Inc.(x)*	6,101	19,523
Clear Channel Outdoor Holdings, Inc.*	6,308	10,093
Entravision Communications Corp., Class A	1,743	3,608
Gambling.com Group Ltd.*	2,401	24,058
Ibotta, Inc., Class A*	14,765	909,672
Innovid Corp.*	2,955	5,319
Integral Ad Science Holding Corp.*	1,310	14,161
John Wiley & Sons, Inc., Class A	2,642	127,476
Magnite, Inc.*	15,942	220,797
PubMatic, Inc., Class A*	5,737	85,309
Sinclair, Inc.(x)	4,492	68,728
Stagwell, Inc., Class A*	2,251	15,802
TechTarget, Inc.*	3,740	91,443
Thryv Holdings, Inc.*	4,313	74,313
Townsquare Media, Inc., Class A	1,749	17,770

		1,692,012

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	4,060	29,151

Total Communication Services		13,963,275

Consumer Discretionary (14.6%)
Automobile Components (0.8%)
Dorman Products, Inc.*	3,698	418,318
Gentherm, Inc.*	4,476	208,358
Holley, Inc.*	3,027	8,930
LCI Industries	3,496	421,408
Luminar Technologies, Inc., Class A(x)*	39,819	35,825
Modine Manufacturing Co.*	7,281	966,844
Patrick Industries, Inc.	3,045	433,516
Visteon Corp.*	3,817	363,531
XPEL, Inc.(m)*	3,541	153,573

		3,010,303

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	2,951	18,001

Broadline Retail (3.6%)
1stdibs.com, Inc.*	1,189	5,243
Global-e Online Ltd.*	362,374	13,929,657
Groupon, Inc.(x)*	1,720	16,822
Savers Value Village, Inc.(x)*	2,942	30,950

		13,982,672

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A(x)*	3,310	76,064

Diversified Consumer Services (0.5%)
Adtalem Global Education, Inc.*	939	70,876
American Public Education, Inc.*	78	1,151
Carriage Services, Inc., Class A	1,397	45,864
Coursera, Inc.*	19,442	154,369
European Wax Center, Inc., Class A*	4,653	31,640
Frontdoor, Inc.*	11,056	530,577
Laureate Education, Inc.	15,380	255,462
Mister Car Wash, Inc.*	11,348	73,875
Nerdy, Inc.(x)*	9,648	9,485
OneSpaWorld Holdings Ltd.	14,299	236,077
Stride, Inc.*	6,029	514,334
Udemy, Inc.*	13,148	97,821
Universal Technical Institute, Inc.*	5,612	91,251

		2,112,782

Hotels, Restaurants & Leisure (1.3%)
Accel Entertainment, Inc., Class A*	7,183	83,466
BJ’s Restaurants, Inc.*	1,405	45,747
Bloomin’ Brands, Inc.	6,114	101,064
Brinker International, Inc.*	5,594	428,109
Cheesecake Factory, Inc. (The)	6,844	277,524
Cracker Barrel Old Country Store, Inc.(x)	788	35,736
Dave & Buster’s Entertainment, Inc.*	4,467	152,101
Denny’s Corp.*	5,209	33,598
Despegar.com Corp.*	1,241	15,388
Dine Brands Global, Inc.(x)	350	10,931
Empire Resorts, Inc.(r)*	242	—
Everi Holdings, Inc.*	5,926	77,868
First Watch Restaurant Group, Inc.*	4,247	66,253
Global Business Travel Group I(x)*	15,219	117,034
Hilton Grand Vacations, Inc.*	10,327	375,077
Inspired Entertainment, Inc.*	2,761	25,594
International Game Technology plc	2,137	45,518
Jack in the Box, Inc.	2,768	128,823
Krispy Kreme, Inc.	11,974	128,601
Kura Sushi USA, Inc., Class A(x)*	826	66,543
Lindblad Expeditions Holdings, Inc.*	3,674	33,984
Monarch Casino & Resort, Inc.	1,775	140,704
Mondee Holdings, Inc., Class A(x)*	3,908	5,432
Nathan’s Famous, Inc.	307	24,836
ONE Group Hospitality, Inc. (The)*	3,021	11,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Papa John’s International, Inc.(x)	3,391	$182,673
PlayAGS, Inc.*	5,229	59,558
Portillo’s, Inc., Class A(x)*	5,980	80,551
Potbelly Corp.*	4,164	34,728
RCI Hospitality Holdings, Inc.	562	25,037
Red Rock Resorts, Inc., Class A	3,212	174,861
Rush Street Interactive, Inc.*	10,993	119,274
Sabre Corp.*	11,728	43,042
Shake Shack, Inc., Class A*	5,353	552,483
Six Flags Entertainment Corp.	9,702	391,088
Super Group SGHC Ltd.	20,943	76,023
Sweetgreen, Inc., Class A*	13,904	492,897
Target Hospitality Corp.(x)*	4,825	37,539
United Parks & Resorts, Inc.(x)*	4,613	233,418
Xponential Fitness, Inc., Class A(x)*	3,219	39,916

		4,974,136

Household Durables (1.2%)
Cavco Industries, Inc.*	1,176	503,610
Century Communities, Inc.	469	48,298
Champion Homes, Inc.*	3,566	338,235
Cricut, Inc., Class A(x)	5,678	39,349
Dream Finders Homes, Inc., Class A*	3,863	139,879
Green Brick Partners, Inc.*	1,174	98,052
Hovnanian Enterprises, Inc., Class A*	45	9,197
Installed Building Products, Inc.	3,376	831,407
KB Home	1,309	112,168
Landsea Homes Corp.*	93	1,149
LGI Homes, Inc.*	225	26,667
Lovesac Co. (The)*	1,125	32,231
Sonos, Inc.*	15,709	193,064
Tri Pointe Homes, Inc.*	3,833	173,673
United Homes Group, Inc.*	1,077	6,613
Victoria plc(x)*	1,105,472	1,989,335
Vizio Holding Corp., Class A(x)*	12,483	139,435
Worthington Enterprises, Inc.	3,989	165,344

		4,847,706

Leisure Products (2.9%)
Acushnet Holdings Corp.(x)	4,053	258,379
Marine Products Corp.	682	6,608
Peloton Interactive, Inc., Class A(x)*	2,323,116	10,872,183
Smith & Wesson Brands, Inc.	585	7,593
Sturm Ruger & Co., Inc.	591	24,633

		11,169,396

Specialty Retail (3.5%)
1-800-Flowers.com, Inc., Class A*	834	6,614
Abercrombie & Fitch Co., Class A*	7,085	991,192
Academy Sports & Outdoors, Inc.	2,570	149,985
American Eagle Outfitters, Inc.	20,383	456,375
Arhaus, Inc., Class A	6,274	77,233
Arko Corp.	1,171	8,220
Beyond, Inc.*	22,550	227,304
Boot Barn Holdings, Inc.*	4,169	697,390
Buckle, Inc. (The)	4,383	192,721
Build-A-Bear Workshop, Inc.	1,759	60,457
Caleres, Inc.	1,421	46,964
Camping World Holdings, Inc., Class A	5,940	143,867
EVgo, Inc., Class A(x)*	2,358	9,762
Genesco, Inc.*	433	11,765
J Jill, Inc.	618	15,246
Leslie’s, Inc.*	14,810	46,800
National Vision Holdings, Inc.*	703	7,670
RealReal, Inc. (The)(x)*	10,376	32,581
Revolve Group, Inc., Class A*	5,472	135,596
RH*	4,001	1,338,054
Sonic Automotive, Inc., Class A	528	30,877
ThredUp, Inc., Class A*	2,206	1,857
Tile Shop Holdings, Inc.*	1,290	8,501
Torrid Holdings, Inc.*	1,998	7,852
Upbound Group, Inc.	7,561	241,876
Urban Outfitters, Inc.*	2,468	94,549
Victoria’s Secret & Co.*	2,553	65,612
Warby Parker, Inc., Class A*	12,429	202,966
Wayfair, Inc., Class A(x)*	145,288	8,162,280

		13,472,166

Textiles, Apparel & Luxury Goods (0.8%)
Figs, Inc., Class A*	166,262	1,137,232
Hanesbrands, Inc.*	49,448	363,443
Kontoor Brands, Inc.	7,887	644,999
Oxford Industries, Inc.	1,437	124,674
Rocky Brands, Inc.	389	12,394
Steven Madden Ltd.	10,173	498,375
Superior Group of Cos., Inc.	303	4,693
Wolverine World Wide, Inc.	11,264	196,219

		2,982,029

Total Consumer Discretionary		56,645,255

Consumer Staples (3.5%)
Beverages (0.2%)
MGP Ingredients, Inc.(x)	2,002	166,666
National Beverage Corp.	3,330	156,310
Primo Water Corp.	2,719	68,655
Vita Coco Co., Inc. (The)*	5,500	155,705

		547,336

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	597	29,934
Chefs’ Warehouse, Inc. (The)*	4,958	208,286
Natural Grocers by Vitamin Cottage, Inc.	360	10,688
PriceSmart, Inc.	2,225	204,210
Sprouts Farmers Market, Inc.*	14,198	1,567,601

		2,020,719

Food Products (0.6%)
Beyond Meat, Inc.(x)*	8,495	57,596
BRC, Inc., Class A*	7,155	24,470
Calavo Growers, Inc.	435	12,411
Cal-Maine Foods, Inc.	326	24,398
Forafric Global plc(x)*	520	5,897
J & J Snack Foods Corp.	2,151	370,230
John B Sanfilippo & Son, Inc.	1,265	119,302
Lancaster Colony Corp.	2,748	485,214
Lifeway Foods, Inc.*	661	17,133
Mama’s Creations, Inc.*	4,907	35,821
Mission Produce, Inc.*	617	7,910
Simply Good Foods Co. (The)*	12,827	445,995
SunOpta, Inc.*	13,313	84,937
Utz Brands, Inc.(x)	6,099	107,952
Vital Farms, Inc.*	4,619	161,988
Westrock Coffee Co.(x)*	5,016	32,604
WK Kellogg Co.	9,260	158,439

		2,152,297

Household Products (0.2%)
Central Garden & Pet Co.*	423	15,427
Central Garden & Pet Co., Class A*	965	30,301
Energizer Holdings, Inc.	10,169	322,967
Oil-Dri Corp. of America	106	7,313
WD-40 Co.	1,917	494,356

		870,364

Personal Care Products (2.0%)
Beauty Health Co. (The)(x)*	11,390	16,402
Herbalife Ltd.*	9,691	69,678
Honest Co., Inc. (The)*	4,953	17,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Inter Parfums, Inc.	2,562	$331,728
Nature’s Sunshine Products, Inc.*	374	5,094
Oddity Tech Ltd., Class A(x)*	181,009	7,309,144
Veru, Inc.*	14,990	11,527

		7,761,255

Tobacco (0.0%)†
Ispire Technology, Inc.(x)*	2,719	16,872
Turning Point Brands, Inc.	2,081	89,795
Vector Group Ltd.	3,076	45,894

		152,561

Total Consumer Staples		13,504,532

Energy (1.7%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	23,536	476,369
Atlas Energy Solutions, Inc.(x)	9,700	211,460
Cactus, Inc., Class A	9,223	550,336
ChampionX Corp.	26,865	809,980
Core Laboratories, Inc.(x)	6,554	121,446
DMC Global, Inc.*	597	7,749
Drilling Tools International Corp.*	1,059	3,950
Helix Energy Solutions Group, Inc.*	3,964	44,000
Kodiak Gas Services, Inc.	666	19,314
Liberty Energy, Inc., Class A	1,360	25,962
Nabors Industries Ltd.*	413	26,626
Natural Gas Services Group, Inc.*	305	5,829
Noble Corp. plc(x)	12,847	464,291
Oceaneering International, Inc.*	14,136	351,562
Seadrill Ltd.*	2,863	113,776
TETRA Technologies, Inc.*	17,579	54,495
Tidewater, Inc.*	6,899	495,279
Valaris Ltd.*	5,610	312,757

		4,095,181

Oil, Gas & Consumable Fuels (0.6%)
Berry Corp.	3,658	18,802
Centrus Energy Corp., Class A*	1,360	74,596
Crescent Energy Co., Class A	5,120	56,064
CVR Energy, Inc.(x)	4,496	103,543
Delek US Holdings, Inc.	2,400	45,000
Diversified Energy Co. plc(m)(x)	418	4,757
Dorian LPG Ltd.	2,476	85,224
Empire Petroleum Corp.*	1,808	9,492
Encore Energy Corp.(x)*	18,104	73,140
Evolution Petroleum Corp.	1,541	8,183
FLEX LNG Ltd.	2,480	63,091
Gulfport Energy Corp.*	928	140,453
Kinetik Holdings, Inc., Class A	615	27,835
Kosmos Energy Ltd.*	65,735	264,912
Magnolia Oil & Gas Corp., Class A	22,655	553,235
NextDecade Corp.*	15,656	73,740
Northern Oil & Gas, Inc.	941	33,321
REX American Resources Corp.*	448	20,738
Riley Exploration Permian, Inc.	253	6,702
Sable Offshore Corp.(x)*	7,211	170,396
SFL Corp. Ltd.	3,468	40,125
SM Energy Co.	2,829	113,075
Uranium Energy Corp.(x)*	56,066	348,170
Ur-Energy, Inc.*	43,034	51,210
VAALCO Energy, Inc.	1,156	6,635
Verde Clean Fuels, Inc.*	1,509	6,021
W&T Offshore, Inc.(x)	12,641	27,178
World Kinect Corp.	742	22,935

		2,448,573

Total Energy		6,543,754

Financials (8.8%)
Banks (0.6%)
Axos Financial, Inc.*	869	54,643
BancFirst Corp.	394	41,468
Bancorp, Inc. (The)*	6,614	353,849
Bank7 Corp.	12	450
Citizens Financial Services, Inc.(x)	54	3,172
City Holding Co.	133	15,613
Coastal Financial Corp.*	1,539	83,091
Columbia Financial, Inc.*	331	5,650
Esquire Financial Holdings, Inc.	901	58,754
First Bancorp	1,605	33,978
First Business Financial Services, Inc.	27	1,231
First Financial Bankshares, Inc.	18,340	678,763
First Foundation, Inc.	2,241	13,984
First Internet Bancorp	480	16,445
First Western Financial, Inc.*	337	6,740
Greene County Bancorp, Inc.	1,057	32,661
Lakeland Financial Corp.	202	13,154
Live Oak Bancshares, Inc.	4,296	203,502
Metrocity Bankshares, Inc.	266	8,145
Nicolet Bankshares, Inc.	464	44,372
Pathward Financial, Inc.	1,091	72,017
Peoples Financial Services Corp.	342	16,033
ServisFirst Bancshares, Inc.	2,072	166,692
Shore Bancshares, Inc.	829	11,598
Triumph Financial, Inc.*	2,883	229,314
USCB Financial Holdings, Inc.	468	7,137

		2,172,456

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	8,970	388,580
B Riley Financial, Inc.(x)	3,200	16,800
Brightsphere Investment Group, Inc.	3,868	98,247
Cohen & Steers, Inc.	3,938	377,851
Diamond Hill Investment Group, Inc.	362	58,503
Donnelley Financial Solutions, Inc.*	2,312	152,199
GCM Grosvenor, Inc., Class A	5,547	62,792
Hamilton Lane, Inc., Class A	5,433	914,863
Moelis & Co., Class A	7,517	514,990
Open Lending Corp.*	14,421	88,256
P10, Inc., Class A	5,865	62,814
Patria Investments Ltd., Class A	8,306	92,778
Perella Weinberg Partners, Class A	7,564	146,061
Piper Sandler Cos.	2,513	713,215
PJT Partners, Inc., Class A	3,384	451,223
StepStone Group, Inc., Class A	8,797	499,933
StoneX Group, Inc.*	410	33,571
Value Line, Inc.	129	5,998
Victory Capital Holdings, Inc., Class A	5,839	323,481
Virtus Investment Partners, Inc.	807	169,026
WisdomTree, Inc.(x)	20,010	199,900

		5,371,081

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	117	4,104
FirstCash Holdings, Inc.	5,449	625,545
LendingTree, Inc.*	1,293	75,033
Moneylion, Inc.*	1,174	48,780
NerdWallet, Inc., Class A*	5,445	69,206
OppFi, Inc.	2,543	12,028
PROG Holdings, Inc.	925	44,853
Regional Management Corp.	280	9,159
Upstart Holdings, Inc.*	10,845	433,909
World Acceptance Corp.*	459	54,153

		1,376,770

Financial Services (5.7%)
Affirm Holdings, Inc., Class A*	337,656	13,783,118
AvidXchange Holdings, Inc.*	24,753	200,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Burford Capital Ltd.	354,404	$4,699,397
Cantaloupe, Inc.*	7,485	55,389
Cass Information Systems, Inc.	1,612	66,866
Evertec, Inc.	8,977	304,230
Federal Agricultural Mortgage Corp., Class C	1,154	216,271
Flywire Corp.*	17,237	282,514
I3 Verticals, Inc., Class A*	189	4,028
International Money Express, Inc.*	4,281	79,156
Marqeta, Inc., Class A*	57,348	282,152
Mr Cooper Group, Inc.*	3,362	309,909
NCR Atleos Corp.*	10,085	287,725
NMI Holdings, Inc., Class A*	794	32,705
Pagseguro Digital Ltd., Class A*	14,080	121,229
Payoneer Global, Inc.*	32,803	247,006
Paysign, Inc.*	4,891	17,950
PennyMac Financial Services, Inc.	2,078	236,830
Priority Technology Holdings, Inc.*	2,808	19,179
Remitly Global, Inc.*	20,708	277,280
Sezzle, Inc.(x)*	276	47,083
StoneCo Ltd., Class A*	20,788	234,073
Walker & Dunlop, Inc.	3,285	373,143

		22,177,980

Insurance (0.8%)
American Coastal Insurance Corp.*	1,589	17,908
AMERISAFE, Inc.	1,140	55,096
Baldwin Insurance Group, Inc. (The), Class A*	9,305	463,389
Bowhead Specialty Holdings, Inc.*	226	6,330
Crawford & Co., Class A	2,273	24,935
Goosehead Insurance, Inc., Class A*	3,162	282,367
HCI Group, Inc.	1,168	125,046
Investors Title Co.	32	7,354
Kingsway Financial Services, Inc.*	1,530	12,668
Lemonade, Inc.(x)*	5,906	97,390
Mercury General Corp.	505	31,805
Oscar Health, Inc., Class A*	27,382	580,772
Palomar Holdings, Inc.*	3,439	325,570
Root, Inc., Class A(x)*	1,193	45,072
Selective Insurance Group, Inc.	7,333	684,169
SiriusPoint Ltd.*	1,193	17,108
Skyward Specialty Insurance Group, Inc.*	1,251	50,953
Tiptree, Inc., Class A	1,152	22,545
Trupanion, Inc.(x)*	4,591	192,730
Universal Insurance Holdings, Inc.	558	12,365

		3,055,572

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
AG Mortgage Investment Trust, Inc. (REIT)	833	6,256
Angel Oak Mortgage REIT, Inc. (REIT)	604	6,300
KKR Real Estate Finance Trust, Inc. (REIT)	2,219	27,404

		39,960

Total Financials		34,193,819

Health Care (23.0%)
Biotechnology (9.6%)
4D Molecular Therapeutics, Inc.*	4,538	49,056
Absci Corp.(x)*	7,581	28,959
ACADIA Pharmaceuticals, Inc.*	16,682	256,569
Achieve Life Sciences, Inc.*	3,152	14,940
Actinium Pharmaceuticals, Inc.*	4,594	8,637
ADC Therapeutics SA*	6,385	20,113
ADMA Biologics, Inc.*	31,859	636,861
Aerovate Therapeutics, Inc.*	1,620	3,386
Agenus, Inc.(x)*	436	2,389
Akebia Therapeutics, Inc.(x)*	4,098	5,409
Akero Therapeutics, Inc.*	1,532	43,953
Aldeyra Therapeutics, Inc.*	898	4,840
Alector, Inc.*	11,177	52,085
Alkermes plc*	23,094	646,401
Altimmune, Inc.(x)*	67,249	412,909
ALX Oncology Holdings, Inc.(x)*	5,044	9,180
Amicus Therapeutics, Inc.*	41,255	440,603
AnaptysBio, Inc.*	2,834	94,939
Anavex Life Sciences Corp.(x)*	3,073	17,455
Anika Therapeutics, Inc.*	388	9,584
Apogee Therapeutics, Inc.(x)*	5,333	313,260
Applied Therapeutics, Inc.*	7,914	67,269
Arbutus Biopharma Corp.*	1,398,954	5,385,973
Arcellx, Inc.*	6,072	507,073
Arcturus Therapeutics Holdings, Inc.*	2,817	65,383
Arcus Biosciences, Inc.*	7,510	114,828
Arcutis Biotherapeutics, Inc.*	14,893	138,505
Ardelyx, Inc.*	33,120	228,197
ArriVent Biopharma, Inc.(x)*	2,376	55,836
Arrowhead Pharmaceuticals, Inc.*	16,735	324,157
ARS Pharmaceuticals, Inc.(x)*	7,004	101,558
Artiva Biotherapeutics, Inc.(x)*	1,049	16,207
Astria Therapeutics, Inc.*	5,316	58,529
Atossa Therapeutics, Inc.(x)*	1,053	1,601
Aurinia Pharmaceuticals, Inc.*	13,698	100,406
Avid Bioservices, Inc.(x)*	8,401	95,603
Avidity Biosciences, Inc.*	15,214	698,779
Avita Medical, Inc.(x)*	3,596	38,549
Beam Therapeutics, Inc.*	18,040	441,980
BioCryst Pharmaceuticals, Inc.*	29,402	223,455
Biohaven Ltd.*	10,567	528,033
Biomea Fusion, Inc.(x)*	4,208	42,501
Black Diamond Therapeutics, Inc.*	3,839	16,700
Blueprint Medicines Corp.*	8,852	818,810
Bridgebio Pharma, Inc.*	12,279	312,623
Cabaletta Bio, Inc.*	1,501	7,085
Candel Therapeutics, Inc.(x)*	3,017	20,908
Capricor Therapeutics, Inc.(x)*	3,243	49,326
Cardiff Oncology, Inc.*	2,484	6,632
CareDx, Inc.*	1,475	46,057
Cargo Therapeutics, Inc.*	563	10,387
Cartesian Therapeutics, Inc.(x)*	1,084	17,474
Catalyst Pharmaceuticals, Inc.*	15,729	312,693
Celcuity, Inc.*	3,509	52,319
Celldex Therapeutics, Inc.*	7,367	250,404
CervoMed, Inc.(x)*	820	11,972
CG oncology, Inc.(x)*	4,037	152,316
Cogent Biosciences, Inc.*	11,801	127,451
Coherus Biosciences, Inc.(x)*	4,547	4,729
Corbus Pharmaceuticals Holdings, Inc.(x)*	831	17,144
Crinetics Pharmaceuticals, Inc.*	10,959	560,005
Cullinan Therapeutics, Inc.*	6,442	107,839
Cytokinetics, Inc.*	1,493	78,830
Day One Biopharmaceuticals, Inc.*	6,721	93,624
Denali Therapeutics, Inc.*	9,963	290,222
Dianthus Therapeutics, Inc.(x)*	261	7,146
Disc Medicine, Inc.*	280	13,759
Dynavax Technologies Corp.*	14,786	164,716
Dyne Therapeutics, Inc.*	11,362	408,123
Elevation Oncology, Inc.(x)*	4,710	2,826
Fennec Pharmaceuticals, Inc.*	722	3,610
Fibrobiologics, Inc.(x)*	3,831	11,838
Foghorn Therapeutics, Inc.(x)*	2,035	18,946
Galectin Therapeutics, Inc.(x)*	2,027	5,574
Geron Corp.*	57,177	259,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Greenwich Lifesciences, Inc.*	902	$12,962
Halozyme Therapeutics, Inc.*	17,568	1,005,592
Heron Therapeutics, Inc.(x)*	1,783	3,548
HilleVax, Inc.(x)*	811	1,427
Humacyte, Inc.(x)*	12,680	68,979
Ideaya Biosciences, Inc.*	11,696	370,529
IGM Biosciences, Inc.(x)*	2,108	34,866
ImmunityBio, Inc.(x)*	15,522	57,742
Immunome, Inc.*	7,421	108,495
Immunovant, Inc.*	8,099	230,903
Inhibrx Biosciences, Inc.*	812	12,716
Inmune Bio, Inc.(x)*	1,849	9,966
Insmed, Inc.*	22,130	1,615,490
Intellia Therapeutics, Inc.*	36,942	759,158
Iovance Biotherapeutics, Inc.*	35,618	334,453
Ironwood Pharmaceuticals, Inc., Class A*	7,114	29,310
Janux Therapeutics, Inc.*	3,997	181,584
Jasper Therapeutics, Inc.(x)*	1,717	32,297
KalVista Pharmaceuticals, Inc.(x)*	5,387	62,381
Keros Therapeutics, Inc.*	4,193	243,488
Kiniksa Pharmaceuticals International plc, Class A*	5,189	129,673
Korro Bio, Inc.(x)*	249	8,322
Krystal Biotech, Inc.*	3,487	634,739
Kura Oncology, Inc.*	10,324	201,731
Kymera Therapeutics, Inc.*	6,230	294,866
Kyverna Therapeutics, Inc.*	1,561	7,633
Larimar Therapeutics, Inc.(x)*	5,552	36,366
Lexeo Therapeutics, Inc.*	3,071	27,762
Lexicon Pharmaceuticals, Inc.(x)*	5,146	8,079
Lineage Cell Therapeutics, Inc.(x)*	19,632	17,773
MacroGenics, Inc.*	7,935	26,106
Madrigal Pharmaceuticals, Inc.(x)*	2,461	522,273
MannKind Corp.*	28,702	180,536
MeiraGTx Holdings plc*	3,775	15,742
Mersana Therapeutics, Inc.*	9,715	18,361
Metagenomi, Inc.*	251	545
MiMedx Group, Inc.*	7,522	44,455
Mineralys Therapeutics, Inc.*	626	7,581
Mirum Pharmaceuticals, Inc.*	5,586	217,854
Neurogene, Inc.(x)*	822	34,491
Novavax, Inc.*	15,580	196,775
Nurix Therapeutics, Inc.*	6,189	139,067
Nuvalent, Inc., Class A*	4,880	499,224
Ocugen, Inc.(x)*	34,161	33,895
Olema Pharmaceuticals, Inc.*	1,577	18,829
Organogenesis Holdings, Inc., Class A*	1,486	4,250
ORIC Pharmaceuticals, Inc.*	2,110	21,628
Outlook Therapeutics, Inc.(x)*	1,354	7,230
Ovid therapeutics, Inc.*	8,833	10,423
PepGen, Inc.*	2,077	17,758
Perspective Therapeutics, Inc.*	6,174	82,423
Poseida Therapeutics, Inc., Class A*	2,904	8,305
Praxis Precision Medicines, Inc.*	2,419	139,189
Precigen, Inc.(x)*	3,362	3,184
Prime Medicine, Inc.(x)*	8,646	33,460
ProKidney Corp., Class A(x)*	176,349	338,590
Protagonist Therapeutics, Inc.*	8,204	369,180
Prothena Corp. plc*	3,418	57,183
PTC Therapeutics, Inc.*	8,093	300,250
Puma Biotechnology, Inc.*	1,996	5,090
Recursion Pharmaceuticals, Inc., Class A(x)*	74,557	491,331
Regulus Therapeutics, Inc.*	2,623	4,118
Renovaro, Inc.(x)*	4,449	2,150
REVOLUTION Medicines, Inc.*	13,986	634,265
Rhythm Pharmaceuticals, Inc.*	7,703	403,560
Rigel Pharmaceuticals, Inc.*	1,721	27,846
Rocket Pharmaceuticals, Inc.*	9,356	172,805
Roivant Sciences Ltd.*	293,601	3,388,156
Sana Biotechnology, Inc.(x)*	19,162	79,714
Savara, Inc.(x)*	13,055	55,353
Scholar Rock Holding Corp.*	8,805	70,528
Sera Prognostics, Inc., Class A(x)*	4,193	32,705
Shattuck Labs, Inc.(x)*	4,011	13,998
Soleno Therapeutics, Inc.*	3,252	164,194
Solid Biosciences, Inc.*	253	1,763
SpringWorks Therapeutics, Inc.*	9,643	308,962
Spyre Therapeutics, Inc.(x)*	494	14,529
Stoke Therapeutics, Inc.*	5,030	61,819
Summit Therapeutics, Inc.(x)*	11,681	255,814
Syndax Pharmaceuticals, Inc.*	11,657	224,397
Tango Therapeutics, Inc.*	6,687	51,490
Taysha Gene Therapies, Inc.*	24,392	49,028
Tenaya Therapeutics, Inc.(x)*	2,316	4,470
TG Therapeutics, Inc.*	19,695	460,666
TScan Therapeutics, Inc.*	3,766	18,755
Twist Bioscience Corp.*	8,093	365,642
Tyra Biosciences, Inc.(x)*	2,822	66,345
UroGen Pharma Ltd.(x)*	4,103	52,108
Vaxcyte, Inc.*	16,816	1,921,564
Vera Therapeutics, Inc., Class A*	5,427	239,873
Verastem, Inc.(x)*	5,890	17,611
Vericel Corp.*	6,774	286,202
Viridian Therapeutics, Inc.*	6,356	144,599
Werewolf Therapeutics, Inc.*	287	608
X4 Pharmaceuticals, Inc.*	25,410	17,007
Xencor, Inc.*	3,814	76,700
XOMA Royalty Corp.*	11,813	312,808
Y-mAbs Therapeutics, Inc.(x)*	5,041	66,289
Zura Bio Ltd., Class A(x)*	5,981	24,283

		37,048,384

Health Care Equipment & Supplies (2.5%)
Accuray, Inc.*	13,733	24,719
Alphatec Holdings, Inc.*	14,175	78,813
Artivion, Inc.*	4,337	115,451
AtriCure, Inc.*	4,383	122,899
Axogen, Inc.*	6,102	85,550
Axonics, Inc.*	7,162	498,475
Bioventus, Inc., Class A*	1,978	23,637
Cerus Corp.*	25,912	45,087
CONMED Corp.	4,318	310,551
CVRx, Inc.*	2,027	17,858
Embecta Corp.	924	13,028
Fractyl Health, Inc.*	3,392	8,582
Glaukos Corp.*	6,896	898,411
Haemonetics Corp.*	7,059	567,402
Inari Medical, Inc.*	7,435	306,619
Inmode Ltd.*	1,500	25,425
Inspire Medical Systems, Inc.*	2,231	470,853
Integer Holdings Corp.*	3,305	429,650
iRadimed Corp.	1,162	58,437
iRhythm Technologies, Inc.*	4,381	325,245
Lantheus Holdings, Inc.*	9,669	1,061,173
LeMaitre Vascular, Inc.	2,823	262,229
LivaNova plc*	439	23,065
Merit Medical Systems, Inc.*	8,073	797,855
NeuroPace, Inc.*	2,036	14,191
Novocure Ltd.*	14,888	232,699
Orchestra BioMed Holdings, Inc.*	1,615	8,301
Outset Medical, Inc.(x)*	106,057	71,801
Paragon 28, Inc.(x)*	6,465	43,186
PROCEPT BioRobotics Corp.*	5,966	477,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pulmonx Corp.*	5,363	$44,459
Pulse Biosciences, Inc.(x)*	2,520	44,201
RxSight, Inc.*	5,050	249,622
Sanara Medtech, Inc.(x)*	571	17,267
Semler Scientific, Inc.(x)*	637	15,001
SI-BONE, Inc.*	4,638	64,839
Sight Sciences, Inc.(x)*	5,323	33,535
STAAR Surgical Co.*	6,887	255,852
Stereotaxis, Inc.*	7,720	15,749
Surmodics, Inc.*	1,207	46,808
Tandem Diabetes Care, Inc.*	9,112	386,440
TransMedics Group, Inc.*	4,519	709,483
Treace Medical Concepts, Inc.*	6,939	40,246
UFP Technologies, Inc.*	1,022	323,667
Zynex, Inc.(x)*	1,813	14,794

		9,681,151

Health Care Providers & Services (3.8%)
Accolade, Inc.*	3,780	14,553
AdaptHealth Corp., Class A*	6,114	68,660
Addus HomeCare Corp.*	965	128,374
agilon health, Inc.(x)*	1,759,918	6,916,478
AirSculpt Technologies, Inc.(x)*	1,433	7,265
Alignment Healthcare, Inc.*	14,026	165,787
AMN Healthcare Services, Inc.*	5,274	223,565
Ardent Health Partners, Inc.*	1,086	19,961
Astrana Health, Inc.*	6,025	349,088
Aveanna Healthcare Holdings, Inc.*	5,125	26,650
BrightSpring Health Services, Inc.(x)*	7,562	111,010
Brookdale Senior Living, Inc.*	23,184	157,419
Castle Biosciences, Inc.*	1,211	34,538
Community Health Systems, Inc.*	9,267	56,251
Concentra Group Holdings Parent, Inc.(x)*	2,137	47,783
CorVel Corp.*	1,248	407,959
DocGo, Inc.*	2,764	9,176
Enhabit, Inc.*	668	5,277
Ensign Group, Inc. (The)	7,838	1,127,261
GeneDx Holdings Corp., Class A(x)*	245	10,398
Guardant Health, Inc.*	16,584	380,437
HealthEquity, Inc.*	11,933	976,716
Hims & Hers Health, Inc.*	26,703	491,869
InfuSystem Holdings, Inc.*	2,685	17,989
Innovage Holding Corp.*	944	5,664
Joint Corp. (The)*	1,672	19,128
LifeStance Health Group, Inc.*	8,979	62,853
ModivCare, Inc.*	834	11,910
Nano-X Imaging Ltd.(x)*	7,075	43,016
National Research Corp.	2,266	51,801
NeoGenomics, Inc.*	1,369	20,193
Option Care Health, Inc.*	11,339	354,911
Owens & Minor, Inc.*	1,710	26,830
PACS Group, Inc.*	5,533	221,154
Patterson Cos., Inc.	2,056	44,903
Pennant Group, Inc. (The)*	4,011	143,193
Performant Financial Corp.*	6,392	23,906
PetIQ, Inc., Class A*	577	17,754
Privia Health Group, Inc.*	14,405	262,315
Progyny, Inc.*	11,985	200,869
RadNet, Inc.*	9,301	645,396
Select Medical Holdings Corp.	10,411	363,032
Sonida Senior Living, Inc.*	275	7,353
Talkspace, Inc.*	18,642	38,962
US Physical Therapy, Inc.	2,089	176,792
Viemed Healthcare, Inc.*	5,041	36,951

		14,533,350

Health Care Technology (2.3%)
Doximity, Inc., Class A*	171,840	7,487,069
Evolent Health, Inc., Class A*	16,317	461,445
Health Catalyst, Inc.*	905	7,367
HealthStream, Inc.	1,058	30,513
LifeMD, Inc.*	3,274	17,156
OptimizeRx Corp.*	2,435	18,798
Phreesia, Inc.*	7,761	176,873
Schrodinger, Inc.*	28,926	536,577
Simulations Plus, Inc.	2,200	70,444
Teladoc Health, Inc.*	3,969	36,435
Waystar Holding Corp.*	3,956	110,333

		8,953,010

Life Sciences Tools & Services (3.5%)
10X Genomics, Inc., Class A*	202,966	4,582,972
Akoya Biosciences, Inc.(x)*	3,526	9,591
BioLife Solutions, Inc.*	4,497	112,605
ChromaDex Corp.*	7,301	26,649
Codexis, Inc.*	1,777	5,473
Conduit Pharmaceuticals, Inc.*	4,564	541
CryoPort, Inc.*	5,078	41,182
Harvard Bioscience, Inc.*	1,842	4,955
Maravai LifeSciences Holdings, Inc., Class A*	15,487	128,697
MaxCyte, Inc.*	883,844	3,438,153
Mesa Laboratories, Inc.	235	30,517
OmniAb, Inc. (Earn Out Shares)(r)*	226	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	1,487	6,290
Quanterix Corp.*	421	5,456
Standard BioTools, Inc.(x)*	2,751,203	5,309,822

		13,702,903

Pharmaceuticals (1.3%)
Alto Neuroscience, Inc.*	1,781	20,375
Alumis, Inc.*	989	10,563
Amneal Pharmaceuticals, Inc.*	18,728	155,817
Amphastar Pharmaceuticals, Inc.*	5,457	264,828
ANI Pharmaceuticals, Inc.*	1,883	112,340
Aquestive Therapeutics, Inc.(x)*	3,049	15,184
Arvinas, Inc.*	9,153	225,438
ATAI Life Sciences NV(x)*	316,732	367,409
Avadel Pharmaceuticals plc (ADR)*	13,166	172,672
Axsome Therapeutics, Inc.*	5,126	460,674
Biote Corp., Class A*	3,798	21,193
Cassava Sciences, Inc.(x)*	5,760	169,517
Collegium Pharmaceutical, Inc.*	4,574	176,739
Contineum Therapeutics, Inc., Class A*	595	11,388
Corcept Therapeutics, Inc.*	11,372	526,296
CorMedix, Inc.*	6,844	55,300
Edgewise Therapeutics, Inc.*	10,351	276,268
Enliven Therapeutics, Inc.*	4,818	123,052
Esperion Therapeutics, Inc.(x)*	7,761	12,806
Evolus, Inc.*	7,803	126,409
EyePoint Pharmaceuticals, Inc.*	2,980	23,810
Fulcrum Therapeutics, Inc.(x)*	3,388	12,095
GH Research plc(x)*	44,375	296,869
Harmony Biosciences Holdings, Inc.*	4,220	168,800
Harrow, Inc.*	4,346	195,396
Innoviva, Inc.*	442	8,535
Liquidia Corp.(x)*	8,315	83,150
Longboard Pharmaceuticals, Inc.*	4,587	152,885
MediWound Ltd.(x)*	1,200	21,672
Mind Medicine MindMed, Inc.*	10,045	57,156
Neumora Therapeutics, Inc.(x)*	11,763	155,389
Ocular Therapeutix, Inc.*	22,172	192,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Omeros Corp.(x)*	2,460	$9,766
Pacira BioSciences, Inc.*	490	7,374
Phathom Pharmaceuticals, Inc.*	1,025	18,532
Phibro Animal Health Corp., Class A	596	13,422
Rapport Therapeutics, Inc.(x)*	702	14,377
Revance Therapeutics, Inc.*	14,896	77,310
Scilex Holding Co.(r)*	1,312	1,031
scPharmaceuticals, Inc.(x)*	4,475	20,406
SIGA Technologies, Inc.	4,591	30,989
Supernus Pharmaceuticals, Inc.*	543	16,931
Tarsus Pharmaceuticals, Inc.*	5,175	170,206
Telomir Pharmaceuticals, Inc.(x)*	153	982
Terns Pharmaceuticals, Inc.*	517	4,312
Trevi Therapeutics, Inc.(x)*	5,369	17,932
Verrica Pharmaceuticals, Inc.(x)*	2,154	3,123
WaVe Life Sciences Ltd.*	9,026	74,013
Xeris Biopharma Holdings, Inc.*	20,039	57,111
Zevra Therapeutics, Inc.(x)*	3,306	22,944

		5,233,682

Total Health Care		89,152,480

Industrials (11.0%)
Aerospace & Defense (0.8%)
AAR Corp.*	989	64,641
AeroVironment, Inc.*	3,687	739,244
Archer Aviation, Inc., Class A(x)*	32,362	98,057
Byrna Technologies, Inc.*	2,296	38,963
Cadre Holdings, Inc.	3,662	138,973
Eve Holding, Inc.(x)*	4,760	15,422
Kratos Defense & Security Solutions, Inc.*	9,323	217,226
Leonardo DRS, Inc.*	9,865	278,390
Moog, Inc., Class A	4,016	811,312
Park Aerospace Corp.	1,302	16,965
Redwire Corp.*	875	6,011
Rocket Lab USA, Inc.(x)*	48,827	475,087
Virgin Galactic Holdings, Inc.*	421	2,568
VirTra, Inc.(x)*	1,596	9,927

		2,912,786

Building Products (0.9%)
American Woodmark Corp.*	149	13,924
Apogee Enterprises, Inc.	996	69,735
AZZ, Inc.	3,392	280,213
CSW Industrials, Inc.	2,342	858,085
Gibraltar Industries, Inc.*	2,040	142,657
Griffon Corp.	5,285	369,950
Insteel Industries, Inc.	1,221	37,961
Janus International Group, Inc.*	20,152	203,737
JELD-WEN Holding, Inc.*	4,080	64,505
Tecnoglass, Inc.	3,197	219,506
UFP Industries, Inc.	4,826	633,220
Zurn Elkay Water Solutions Corp.	19,265	692,384

		3,585,877

Commercial Services & Supplies (0.8%)
ACV Auctions, Inc., Class A*	20,828	423,433
Aris Water Solutions, Inc., Class A	331	5,584
Brink’s Co. (The)	6,324	731,307
Casella Waste Systems, Inc., Class A*	8,655	861,086
CECO Environmental Corp.*	4,027	113,561
Cimpress plc*	1,644	134,677
CompX International, Inc.	27	789
Driven Brands Holdings, Inc.*	8,220	117,299
HNI Corp.	3,191	171,804
Interface, Inc., Class A	786	14,910
LanzaTech Global, Inc.(x)*	16,946	32,367
Liquidity Services, Inc.*	2,918	66,530
Montrose Environmental Group, Inc.*	4,477	117,745
Perma-Fix Environmental Services, Inc.(x)*	1,903	23,350
Pitney Bowes, Inc.	7,224	51,507
Quad/Graphics, Inc.	2,628	11,931
Quest Resource Holding Corp.*	2,411	19,240
Viad Corp.*	2,796	100,181
VSE Corp.	353	29,204

		3,026,505

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	1,459	55,355
Argan, Inc.	1,738	176,285
Bowman Consulting Group Ltd., Class A*	1,783	42,935
Centuri Holdings, Inc.*	1,709	27,600
Construction Partners, Inc., Class A*	6,046	422,011
Dycom Industries, Inc.*	4,003	788,991
Fluor Corp.*	22,062	1,052,578
Granite Construction, Inc.	5,114	405,438
IES Holdings, Inc.*	1,156	230,761
Limbach Holdings, Inc.*	1,455	110,231
MYR Group, Inc.*	2,300	235,129
Northwest Pipe Co.*	200	9,026
Orion Group Holdings, Inc.*	695	4,010
Primoris Services Corp.	6,938	402,959
Sterling Infrastructure, Inc.*	4,260	617,785

		4,581,094

Electrical Equipment (0.8%)
Allient, Inc.	125	2,374
American Superconductor Corp.*	4,948	116,773
Amprius Technologies, Inc.(x)*	824	914
Array Technologies, Inc.*	21,639	142,817
Atkore, Inc.	5,162	437,428
Blink Charging Co.(x)*	6,590	11,335
Bloom Energy Corp., Class A(x)*	25,387	268,087
ChargePoint Holdings, Inc.(x)*	29,652	40,623
EnerSys	5,195	530,150
Enovix Corp.(x)*	21,809	203,696
Fluence Energy, Inc., Class A(x)*	8,585	194,965
GrafTech International Ltd.(x)*	36,046	47,581
LSI Industries, Inc.	2,603	42,038
NEXTracker, Inc., Class A*	15,089	565,536
NuScale Power Corp., Class A(x)*	11,284	130,669
Plug Power, Inc.(x)*	7,788	17,601
Powell Industries, Inc.	1,305	289,697
Preformed Line Products Co.	26	3,330
SES AI Corp.*	2,371	1,517
Shoals Technologies Group, Inc., Class A*	24,108	135,246
Thermon Group Holdings, Inc.*	413	12,324
Vicor Corp.*	1,739	73,212

		3,267,913

Ground Transportation (0.3%)
ArcBest Corp.	3,310	358,970
Covenant Logistics Group, Inc., Class A	195	10,304
Heartland Express, Inc.	2,844	34,924
Marten Transport Ltd.	1,513	26,780
PAM Transportation Services, Inc.*	182	3,367
Proficient Auto Logistics, Inc.*	517	7,331
RXO, Inc.*	19,177	536,956
Universal Logistics Holdings, Inc.	357	15,390
Werner Enterprises, Inc.	1,184	45,691

		1,039,713

Machinery (2.5%)
374Water, Inc.*	9,155	12,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Alamo Group, Inc.	1,455	$262,089
Albany International Corp., Class A	1,075	95,514
Atmus Filtration Technologies, Inc.	11,813	443,342
Blue Bird Corp.*	4,512	216,396
Chart Industries, Inc.(x)*	6,030	748,564
Douglas Dynamics, Inc.	2,677	73,832
Energy Recovery, Inc.*	7,914	137,624
Enerpac Tool Group Corp., Class A	7,718	323,307
Enpro, Inc.	309	50,114
ESCO Technologies, Inc.	1,805	232,809
Federal Signal Corp.	8,486	793,102
Franklin Electric Co., Inc.	6,431	674,097
Gorman-Rupp Co. (The)	2,953	115,019
Graham Corp.*	1,532	45,332
Helios Technologies, Inc.	3,197	152,497
Hillenbrand, Inc.	3,217	89,433
Hillman Solutions Corp.*	5,574	58,861
Hyster-Yale, Inc.	966	61,602
John Bean Technologies Corp.	269	26,499
Kadant, Inc.	1,651	558,038
Lindsay Corp.	735	91,610
Mayville Engineering Co., Inc.*	25	527
Miller Industries, Inc.	106	6,466
Mueller Industries, Inc.	14,594	1,081,415
Mueller Water Products, Inc., Class A	21,892	475,056
Omega Flex, Inc.	454	22,664
REV Group, Inc.	5,682	159,437
Shyft Group, Inc. (The)	369	4,631
SPX Technologies, Inc.*	6,354	1,013,209
Standex International Corp.	1,264	231,034
Taylor Devices, Inc.(x)*	347	17,322
Tennant Co.	1,170	112,367
Trinity Industries, Inc.	10,511	366,203
Watts Water Technologies, Inc., Class A	3,858	799,339

		9,551,802

Marine Transportation (0.0%)†
Costamare, Inc.	440	6,917
Himalaya Shipping Ltd.	4,058	35,142

		42,059

Passenger Airlines (0.3%)
Frontier Group Holdings, Inc.(x)*	6,533	34,951
Joby Aviation, Inc.(x)*	250,465	1,259,839
Sun Country Airlines Holdings, Inc.*	2,375	26,624
Wheels Up Experience, Inc.(x)*	13,750	33,275

		1,354,689

Professional Services (1.8%)
Barrett Business Services, Inc.	3,234	121,307
CBIZ, Inc.*	6,745	453,871
CRA International, Inc.	915	160,418
CSG Systems International, Inc.	4,208	204,719
DLH Holdings Corp.*	20	187
ExlService Holdings, Inc.*	22,173	845,900
Exponent, Inc.	7,118	820,563
First Advantage Corp.(x)*	4,235	84,065
FiscalNote Holdings, Inc.(x)*	8,939	11,442
Franklin Covey Co.*	1,571	64,615
HireQuest, Inc.(x)	848	12,008
Huron Consulting Group, Inc.*	2,473	268,815
ICF International, Inc.	2,629	438,491
Innodata, Inc.(x)*	3,932	65,940
Insperity, Inc.	5,050	444,400
Kforce, Inc.	2,639	162,166
Legalzoom.com, Inc.*	19,196	121,895
Maximus, Inc.	8,648	805,648
NV5 Global, Inc.*	340	31,783
Spire Global, Inc.(x)*	3,359	33,556
Sterling Check Corp.(x)*	2,652	44,341
TriNet Group, Inc.	4,500	436,365
Upwork, Inc.*	17,675	184,704
Verra Mobility Corp., Class A*	23,462	652,478
WNS Holdings Ltd.*	6,366	335,552

		6,805,229

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.	4,000	26,960
Applied Industrial Technologies, Inc.	5,437	1,213,158
Beacon Roofing Supply, Inc.*	8,376	723,938
Boise Cascade Co.	2,670	376,417
Custom Truck One Source, Inc.*	4,953	17,088
Distribution Solutions Group, Inc.*	1,256	48,369
DXP Enterprises, Inc.*	148	7,897
EVI Industries, Inc.	550	10,631
FTAI Aviation Ltd.	14,317	1,902,729
Global Industrial Co.	1,870	63,524
GMS, Inc.*	5,077	459,824
H&E Equipment Services, Inc.	4,225	205,673
Herc Holdings, Inc.	3,966	632,299
Hudson Technologies, Inc.*	610	5,087
Karat Packaging, Inc.	912	23,612
McGrath RentCorp	3,435	361,637
Transcat, Inc.*	1,263	152,532
Xometry, Inc., Class A(x)*	6,053	111,194

		6,342,569

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	1,672	18,459

Total Industrials		42,528,695

Information Technology (26.2%)
Communications Equipment (0.2%)
Calix, Inc.*	6,053	234,796
Extreme Networks, Inc.*	9,441	141,898
Harmonic, Inc.*	15,364	223,853
Infinera Corp.(x)*	28,405	191,734

		792,281

Electronic Equipment, Instruments & Components (1.9%)
Advanced Energy Industries, Inc.	5,261	553,668
Arlo Technologies, Inc.*	13,569	164,321
Badger Meter, Inc.	4,140	904,217
Belden, Inc.	3,047	356,895
Climb Global Solutions, Inc.	571	56,837
CTS Corp.	3,325	160,863
Daktronics, Inc.*	751	9,695
ePlus, Inc.*	2,477	243,588
Evolv Technologies Holdings, Inc.(x)*	18,254	73,929
Fabrinet*	5,135	1,214,119
Insight Enterprises, Inc.*	3,936	847,775
Iteris, Inc.*	5,492	39,213
Itron, Inc.*	5,846	624,411
Lightwave Logic, Inc.(x)*	16,029	44,240
MicroVision, Inc.(x)*	17,471	19,917
Mirion Technologies, Inc., Class A*	3,350	37,085
Napco Security Technologies, Inc.	4,889	197,809
nLight, Inc.*	508	5,431
Novanta, Inc.*	5,048	903,188
OSI Systems, Inc.*	2,132	323,702
Ouster, Inc.*	1,164	7,333
PAR Technology Corp.(x)*	4,807	250,349
Plexus Corp.*	1,140	155,849

		7,194,434

IT Services (5.0%)
Applied Digital Corp.(x)*	11,347	93,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
ASGN, Inc.*	1,433	$133,599
Backblaze, Inc., Class A*	5,148	32,896
BigBear.ai Holdings, Inc.(x)*	11,616	16,959
BigCommerce Holdings, Inc.*	10,170	59,494
Cloudflare, Inc., Class A*	134,586	10,886,662
Core Scientific, Inc.(x)*	20,002	237,224
Couchbase, Inc.*	5,641	90,933
DigitalOcean Holdings, Inc.*	9,236	373,042
Fastly, Inc., Class A*	842,658	6,378,921
Grid Dynamics Holdings, Inc.*	6,226	87,164
Hackett Group, Inc. (The)	3,044	79,966
Perficient, Inc.*	4,882	368,493
Squarespace, Inc., Class A*	8,549	396,930
Tucows, Inc., Class A(x)*	1,182	24,692

		19,260,588

Semiconductors & Semiconductor Equipment (1.7%)
ACM Research, Inc., Class A*	5,007	101,642
Aehr Test Systems(x)*	4,020	51,657
Ambarella, Inc.*	2,808	158,385
Axcelis Technologies, Inc.*	4,572	479,374
CEVA, Inc.*	2,812	67,910
Credo Technology Group Holding Ltd.*	18,207	560,776
Diodes, Inc.*	643	41,210
Everspin Technologies, Inc.*	2,186	12,898
FormFactor, Inc.*	10,880	500,480
GCT Semiconductor Holding, Inc.(x)*	1,094	3,665
Ichor Holdings Ltd.*	1,553	49,401
Impinj, Inc.(x)*	3,233	700,009
indie Semiconductor, Inc., Class A(x)*	6,263	24,990
Kulicke & Soffa Industries, Inc.	7,556	341,002
MaxLinear, Inc., Class A*	10,533	152,518
Navitas Semiconductor Corp., Class A(x)*	2,559	6,270
NVE Corp.	659	52,634
PDF Solutions, Inc.*	4,384	138,885
Photronics, Inc.*	2,928	72,497
Power Integrations, Inc.	8,009	513,537
QuickLogic Corp.(x)*	2,063	15,823
Rambus, Inc.*	15,270	644,700
Semtech Corp.*	9,114	416,145
Silicon Laboratories, Inc.*	4,535	524,110
SiTime Corp.*	2,585	443,353
SkyWater Technology, Inc.(x)*	4,091	37,146
Synaptics, Inc.*	392	30,411
Ultra Clean Holdings, Inc.*	6,304	251,719
Veeco Instruments, Inc.*	6,515	215,842

		6,608,989

Software (16.6%)
8x8, Inc.*	17,735	36,179
A10 Networks, Inc.	10,149	146,552
ACI Worldwide, Inc.*	14,874	757,087
Adeia, Inc.	12,984	154,639
Agilysys, Inc.*	3,167	345,108
Airship AI Holdings, Inc.(x)*	2,159	4,966
Alarm.com Holdings, Inc.*	6,802	371,865
Alkami Technology, Inc.*	6,316	199,207
Altair Engineering, Inc., Class A*	8,055	769,333
Amplitude, Inc., Class A*	10,726	96,212
Appian Corp., Class A*	280,710	9,583,439
Arteris, Inc.*	4,211	32,509
Asana, Inc., Class A*	11,227	130,121
AudioEye, Inc.(x)*	1,072	24,495
Aurora Innovation, Inc., Class A*	1,355,156	8,022,524
AvePoint, Inc.*	18,197	214,179
BILL Holdings, Inc.*	219,165	11,563,145
Blackbaud, Inc.*	5,822	493,007
BlackLine, Inc.*	8,115	447,461
Blend Labs, Inc., Class A*	32,241	120,904
Box, Inc., Class A*	19,845	649,527
Braze, Inc., Class A*	9,265	299,630
C3.ai, Inc., Class A(x)*	11,811	286,181
Cipher Mining, Inc.(x)*	16,252	62,895
Cleanspark, Inc.(x)*	32,283	301,523
Clear Secure, Inc., Class A	12,369	409,909
Clearwater Analytics Holdings, Inc., Class A*	21,387	540,022
CommVault Systems, Inc.*	5,740	883,099
CS Disco, Inc.*	2,814	16,546
Daily Journal Corp.*	136	66,654
Dave, Inc.*	1,186	47,393
Digimarc Corp.(x)*	2,099	56,421
Domo, Inc., Class B*	4,840	36,348
D-Wave Quantum, Inc.(x)*	7,287	7,162
eGain Corp.*	2,468	12,587
Enfusion, Inc., Class A*	6,625	62,871
Envestnet, Inc.*	7,284	456,124
EverCommerce, Inc.*	2,288	23,704
Freshworks, Inc., Class A*	29,124	334,343
iLearningEngines Holdings, Inc.(x)*	4,449	7,430
Instructure Holdings, Inc.*	1,667	39,258
Intapp, Inc.*	5,473	261,774
InterDigital, Inc.(x)	3,589	508,310
Jamf Holding Corp.*	11,463	198,883
Kaltura, Inc.*	12,774	17,373
Klaviyo, Inc., Class A(x)*	142,569	5,044,091
Life360, Inc.(x)*	685	26,955
LiveRamp Holdings, Inc.*	9,278	229,909
MARA Holdings, Inc.(x)*	31,519	511,238
Matterport, Inc.*	37,247	167,611
Meridianlink, Inc.*	2,359	48,525
MicroStrategy, Inc., Class A(x)*	61,386	10,349,680
Mitek Systems, Inc.*	6,398	55,471
N-able, Inc.*	9,977	130,300
NCR Voyix Corp.*	18,687	253,583
NextNav, Inc.(x)*	10,653	79,791
Olo, Inc., Class A*	7,115	35,290
OneSpan, Inc.*	4,919	82,000
Ooma, Inc.*	584	6,652
PagerDuty, Inc.*	13,031	241,725
Porch Group, Inc.(x)*	11,560	17,745
PowerSchool Holdings, Inc., Class A*	7,593	173,196
Prairie Operating Co.*	636	5,571
Progress Software Corp.	6,009	404,826
PROS Holdings, Inc.*	6,368	117,935
Q2 Holdings, Inc.*	8,290	661,293
Qualys, Inc.*	5,223	670,947
Rapid7, Inc.*	8,670	345,846
Red Violet, Inc.*	1,494	42,504
Rekor Systems, Inc.(x)*	9,629	11,362
ReposiTrak, Inc.(x)	1,744	32,212
Rimini Street, Inc.*	1,157	2,140
Riot Platforms, Inc.(x)*	4,907	36,410
Sapiens International Corp. NV	4,404	164,137
SEMrush Holdings, Inc., Class A*	5,122	80,467
Silvaco Group, Inc.*	667	9,538
SoundHound AI, Inc., Class A(x)*	40,508	188,767
SoundThinking, Inc.*	1,122	13,004
Sprinklr, Inc., Class A*	17,701	136,829
Sprout Social, Inc., Class A*	7,060	205,234
SPS Commerce, Inc.*	5,246	1,018,616
Tenable Holdings, Inc.*	16,619	673,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Terawulf, Inc.(x)*	30,137	$141,041
Varonis Systems, Inc.*	15,542	878,123
Vertex, Inc., Class A*	7,748	298,375
Viant Technology, Inc., Class A*	2,106	23,313
Weave Communications, Inc.*	5,485	70,208
WM Technology, Inc.*	11,863	10,321
Workiva, Inc., Class A*	7,098	561,594
Yext, Inc.*	14,779	102,271
Zeta Global Holdings Corp., Class A*	25,097	748,643
Zuora, Inc., Class A*	19,482	167,935

		64,375,525

Technology Hardware, Storage & Peripherals (0.8%)
CompoSecure, Inc., Class A(x)	2,984	41,836
Corsair Gaming, Inc.*	1,457	10,141
CPI Card Group, Inc.*	670	18,646
IonQ, Inc.(x)*	344,540	3,011,279
Turtle Beach Corp.*	1,524	23,378

		3,105,280

Total Information Technology		101,337,097

Materials (2.1%)
Chemicals (1.0%)
Arq, Inc.*	114	669
ASP Isotopes, Inc.(x)*	6,013	16,716
Aspen Aerogels, Inc.*	1,770	49,011
Balchem Corp.	4,558	802,208
Cabot Corp.	7,653	855,376
Ginkgo Bioworks Holdings, Inc., Class A(x)*	13,689	111,565
Hawkins, Inc.	2,723	347,101
HB Fuller Co.	2,222	176,383
Ingevity Corp.*	5,139	200,421
Innospec, Inc.	2,971	335,991
Northern Technologies International Corp.(x)	1,176	14,453
Orion SA	8,097	144,208
PureCycle Technologies, Inc.(x)*	3,202	30,419
Quaker Chemical Corp.	1,986	334,621
Sensient Technologies Corp.	5,624	451,157
Stepan Co.	280	21,630

		3,891,929

Construction Materials (0.2%)
Knife River Corp.*	8,007	715,746
Smith-Midland Corp.*	672	22,438
United States Lime & Minerals, Inc.	1,434	140,044

		878,228

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	19,727	74,371
Myers Industries, Inc.	5,040	69,653
Pactiv Evergreen, Inc.	699	8,045

		152,069

Metals & Mining (0.8%)
Alpha Metallurgical Resources, Inc.	1,542	364,190
Carpenter Technology Corp.	6,707	1,070,303
Century Aluminum Co.*	7,363	119,502
Constellium SE*	18,076	293,916
Contango ORE, Inc.(x)*	584	11,248
Critical Metals Corp.(x)*	866	6,443
Dakota Gold Corp.*	4,091	9,655
Ivanhoe Electric, Inc.(x)*	12,151	102,797
Kaiser Aluminum Corp.	2,137	154,975
Materion Corp.	2,721	304,371
Metals Acquisition Ltd., Class A*	2,254	31,218
MP Materials Corp.(x)*	26,040	459,606
Perpetua Resources Corp.(x)*	5,683	53,136
Piedmont Lithium, Inc.(x)*	955	8,528
Ramaco Resources, Inc., Class A	4,150	48,555
Ramaco Resources, Inc., Class B	3	32

		3,038,475

Paper & Forest Products (0.0%)†
Sylvamo Corp.	1,091	93,662

Total Materials		8,054,363

Real Estate (2.0%)
Diversified REITs (0.0%)†
Armada Hoffler Properties, Inc. (REIT)	521	5,642
Gladstone Commercial Corp. (REIT)	1,056	17,150

		22,792

Health Care REITs (0.0%)†
CareTrust REIT, Inc. (REIT)	1,779	54,900
Community Healthcare Trust, Inc. (REIT)	390	7,078
Strawberry Fields REIT, Inc. (REIT)	628	7,969
Universal Health Realty Income Trust (REIT)	1,458	66,704

		136,651

Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	8,275	887,411

Office REITs (0.0%)†
Postal Realty Trust, Inc. (REIT), Class A	843	12,341

Real Estate Management & Development (1.6%)
Compass, Inc., Class A*	53,361	326,036
DigitalBridge Group, Inc.	5,978	84,469
eXp World Holdings, Inc.(x)	11,416	160,851
Forestar Group, Inc.*	327	10,585
Landbridge Co. LLC, Class A(x)*	49,338	1,930,103
Maui Land & Pineapple Co., Inc.*	985	22,113
Opendoor Technologies, Inc.*	391,053	782,106
Real Brokerage, Inc. (The)*	13,549	75,197
Redfin Corp.(x)*	183,280	2,296,498
St Joe Co. (The)	5,041	293,941

		5,981,899

Residential REITs (0.0%)†
Apartment Investment and Management Co. (REIT), Class A*	9,289	83,973
Clipper Realty, Inc. (REIT)	1,540	8,778
UMH Properties, Inc. (REIT)	1,227	24,135

		116,886

Retail REITs (0.1%)
Alexander’s, Inc. (REIT)	323	78,282
CBL & Associates Properties, Inc. (REIT)(x)	2,065	52,038
NETSTREIT Corp. (REIT)(x)	2,030	33,556
Phillips Edison & Co., Inc. (REIT)	2,677	100,950
Saul Centers, Inc. (REIT)	1,277	53,583
Tanger, Inc. (REIT)	5,866	194,634

		513,043

Specialized REITs (0.1%)
Outfront Media, Inc. (REIT)	8,127	149,374

Total Real Estate		7,820,397

Utilities (0.2%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	878	14,268
MGE Energy, Inc.	2,232	204,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Otter Tail Corp.	2,632	$205,717

		424,101

Independent Power and Renewable Electricity Producers (0.0%)†
Montauk Renewables, Inc.*	9,788	50,995

Water Utilities (0.1%)
American States Water Co.	2,998	249,703
Cadiz, Inc.(x)*	6,389	19,359
California Water Service Group	2,113	114,567
Consolidated Water Co. Ltd.	481	12,126
Global Water Resources, Inc.	1,601	20,157
Middlesex Water Co.	292	19,050
York Water Co. (The)	252	9,440

		444,402

Total Utilities		919,498

Total Common Stocks (96.7%) (Cost $358,861,331)		374,663,165

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Empire Petroleum Corp., expiring 10/16/24*	1,808	23

Total Energy		23

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Chinook Therapeutics, Inc., CVR *	2,496	1,248
Inhibrx, Inc., CVR(r)*	3,248	1,577

Total Health Care		2,825

Total Rights (0.0%)† (Cost $2,307)		2,848

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29*	176	575

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc.,expiring 8/31/26(r)*	10,119	—

Total Health Care		575

Total Warrants (0.0%)† (Cost $—)		575

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	18,682,311	18,682,311
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	8,896,270	8,901,608
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.81% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		38,583,919

Total Short-Term Investments (10.0%) (Cost $38,582,868)		38,583,919

Total Investments in Securities (106.7%) (Cost $397,446,506)		413,250,507
Other Assets Less Liabilities (-6.7%)		(25,804,762)

Net Assets (100%)		$387,445,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $158,330 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $47,949,937. This was collateralized by $20,520,728 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/15/24 – 5/15/54 and by cash of $29,682,311 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4	12/2024	USD	449,840	4,352

					4,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,963,275	$—	$—		$13,963,275
Consumer Discretionary	54,655,920	1,989,335	—	(a)	56,645,255
Consumer Staples	13,504,532	—	—		13,504,532
Energy	6,543,754	—	—		6,543,754
Financials	34,193,819	—	—		34,193,819
Health Care	89,151,449	—	1,031		89,152,480
Industrials	42,528,695	—	—		42,528,695
Information Technology	101,337,097	—	—		101,337,097
Materials	8,054,363	—	—		8,054,363
Real Estate	7,820,397	—	—		7,820,397
Utilities	919,498	—	—		919,498
Futures	4,352	—	—		4,352
Rights
Energy	—	23	—		23
Health Care	—	1,248	1,577		2,825
Short-Term Investments
Investment Companies	38,583,919	—	—		38,583,919
Warrants
Health Care	—	575	—	(a)	575

Total Assets	$411,261,070	$1,991,181	$2,608		$413,254,859

Total Liabilities	$—	$—	$—		$—

Total	$411,261,070	$1,991,181	$2,608		$413,254,859

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,262,251
Aggregate gross unrealized depreciation	(86,893,003)

Net unrealized appreciation	$12,369,248

Federal income tax cost of investments in securities and derivative instruments, if applicable	$400,885,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.4%)
Adagio CLO VIII DAC,
Series VIII-A A
4.615%, 4/15/32(l)§	EUR	300,000	$333,469
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
6.698%, 1/16/30(l)§		$29,910	29,942
Bumper BE 01 SA - Compartment No 1,
Series 2021-BE1 A
4.095%, 10/23/31(l)(m)	EUR	112,280	125,073
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.469%, 10/25/37(l)§		$168,471	167,862
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
5.659%, 10/25/35(l)		100,000	89,744
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
5.189%, 7/25/37(l)§		267,622	177,031
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A
5.109%, 7/25/37(l)		59,975	56,044
Series 2007-6 1A
5.169%, 9/25/37(l)		13,018	11,842
Series 2007-8 1A1
5.159%, 11/25/37(l)		117,765	110,982
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.709%, 8/25/47(l)		27,166	26,294
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)		18,363	10,110
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
5.189%, 4/25/37(l)		18,056	13,820
Lehman XS Trust,
Series 2007-20N A1
7.269%, 12/25/37(l)		102,927	108,299
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
5.209%, 8/25/36(l)		63,318	25,013
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
5.269%, 10/25/36(l)		107,221	33,954
New Century Home Equity Loan Trust,
Series 2004-4 M1
5.734%, 2/25/35(l)		44,170	41,887
Option One Mortgage Loan Trust,
Series 2004-3 M2
5.824%, 11/25/34(l)		10,960	11,072
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
5.289%, 7/25/36(l) $		154,397	49,566
Series 2006-HE2 A2C
5.269%, 7/25/36(l)		44,783	17,346
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
5.169%, 6/25/37(l)		95,749	66,507
Series 2007-OPT2 2A3
5.149%, 7/25/37(l)		44,531	41,352

Total Asset- Backed Securities			1,547,209

Collateralized Mortgage Obligations (2.5%)
Alba plc,
Series 2007-1 A3
5.248%, 3/17/39(l)(m)	GBP	123,352	161,447
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35		$31,338	17,428
Series 2006-HY11 A1
5.209%, 6/25/36(l)		63,241	56,358
Series 2007-1T1 1A1
6.000%, 3/25/37		144,100	52,846
Series 2007-4CB 1A35
6.000%, 4/25/37		27,051	23,062
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		38,354	32,262
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§		39,955	37,815
Brants Bridge plc,
Series 2023-1 A
5.862%, 6/14/66(l)(m)	GBP	347,549	465,359
Canterbury Finance NO 4 plc,
Series 4 A2
5.809%, 5/16/58(l)(m)		265,702	355,210
CHL Mortgage Pass- Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		$43,106	19,378
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.713%, 3/25/37(l)		39,353	33,227
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		4,493	4,390
CSMC Trust,
Series 2007-4R 1A1
5.401%, 10/26/36(l)§		2,819	2,481
Series 2015-3R 5A2
5.119%, 9/29/36(l)§		41,466	40,476
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
5.659%, 10/19/45(l)		38,148	34,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Dutch Property Finance BV,
Series 2022-2 A
4.586%, 4/28/62(l)(m)	EUR	250,257	$279,951
Eurosail plc,
Series 2006-3X B1A
3.718%, 9/10/44(l)(m)		45,169	50,145
Formentera Issuer plc,
Series 2022-1 A
5.792%, 7/28/47(l)(m)	GBP	312,387	417,787
GNMA,
Series 2016-H17 FC
6.297%, 8/20/66(l)		$108,230	108,356
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.905%, 12/25/34(l)		2,844	2,697
Series 2005-AR4 6A1
5.275%, 7/25/35(l)		10,526	9,698
Harbour No. 1 plc,
Series 1 A1
5.792%, 1/28/54(l)(m)	GBP	245,566	328,361
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.429%, 3/25/36(l)		$24,497	22,903
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
6.989%, 4/25/35(l)		871	877
Lehman Mortgage Trust,
Series 2005-3 4A1
5.093%, 1/25/36(l)		5,267	5,002
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		29,167	28,844
RALI Trust,
Series 2007-QH8 A
6.036%, 10/25/37(l)		25,306	21,488
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		117,965	41,747
Sequoia Mortgage Trust,
Series 6 A
5.719%, 4/19/27(l)		21,694	21,065
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		22,701	16,427

Total Collateralized Mortgage Obligations			2,691,319

Commercial Mortgage-Backed Securities (0.0%)†
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.594%, 12/15/31(l)§		57,172	51,689

Total Commercial Mortgage- Backed Securities			51,689

Corporate Bonds (6.2%)
Financials (6.2%)
Banks (2.9%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34(m)	EUR	2,800,000	3,133,274
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50(m)		396	48
0.500%, 10/1/53		108,201	11,965
1.500%, 10/1/53		4,998	601

			3,145,888

Capital Markets (0.3%)
UBS Group AG (EURIBOR 3 Month + 1.00%), 4.664%, 1/16/26(k)(m)	EUR	300,000	334,634

Financial Services (3.0%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	5,304	658
1.000%, 10/1/50(m)		12,150	1,456
1.000%, 10/1/50		8,147	951
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53(m)		283,480	43,128
4.000%, 10/1/56(m)		6,900,000	1,026,771
Series 01E
0.500%, 10/1/43(m)		2	—
1.000%, 10/1/53(m)		32,559	3,699
2.000%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		8,749,701	1,250,378
4.000%, 10/1/56(m)		1,900,000	282,243
Series 01EE
1.000%, 10/1/50(m)		48,790	5,786
1.500%, 10/1/52(m)		27,375	3,404
Series CCE
1.000%, 10/1/50(m)		13,319	1,595
Realkredit Danmark A/S
1.000%, 10/1/53(m)		27,496	3,271
Series 23S
1.500%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		2,855,919	409,624
Series 27S
1.500%, 10/1/53(m)		2	—
Series CCS
1.000%, 10/1/50(m)		2	1
4.000%, 10/1/56(m)		1,500,000	222,876

			3,255,841

Total Financials			6,736,363

Total Corporate Bonds			6,736,363

Foreign Government Securities (56.6%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	54,698
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	3,719,314	4,111,546
1.300%, 5/15/28 TIPS(m)		3,642,545	4,091,018
0.400%, 5/15/30 TIPS(m)		1,460,688	1,553,959
0.100%, 5/15/33 TIPS(m)		701,496	693,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
1.800%, 5/15/36 TIPS(m)	EUR	2,136,771	$2,387,595
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	786,955	681,322
2.000%, 12/1/41 TIPS		291,498	229,256
1.500%, 12/1/44 TIPS		182,293	133,121
1.250%, 12/1/47 TIPS		525,912	366,690
0.500%, 12/1/50 TIPS		311,810	180,111
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	1,394,638	978,125
2.000%, 8/21/35 TIPS(m)		942,182	670,493
1.250%, 8/21/40 TIPS(m)		387,440	244,309
Federal Republic of Germany
0.500%, 4/15/30 TIPS(m)	EUR	127,088	142,863
0.100%, 4/15/33 TIPS(m)		482,472	528,594
0.100%, 4/15/46 TIPS(m)		510,816	529,713
French Republic
0.100%, 3/1/25 TIPS(m)		788,977	864,633
0.100%, 3/1/26 TIPS(m)		1,318,526	1,449,661
1.850%, 7/25/27 TIPS(m)		1,747,863	2,015,006
0.100%, 3/1/28 TIPS(m)		954,744	1,028,853
0.100%, 3/1/29 TIPS(m)		726,312	786,484
0.100%, 7/25/31 TIPS(m)		1,440,624	1,539,627
0.100%, 3/1/32 TIPS(m)		688,194	720,483
0.100%, 7/25/36 TIPS(m)		1,657,660	1,664,836
0.550%, 3/1/39 TIPS(m)		315,792	324,291
1.800%, 7/25/40 TIPS(m)		576,172	704,457
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	143,595,400	1,015,476
0.100%, 3/10/28 TIPS		261,300,200	1,878,492
0.100%, 3/10/29 TIPS		65,419,200	472,769
Series 20
0.100%, 3/10/25 TIPS		14,378,000	100,785
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	1,128,195	1,254,160
1.000%, 11/30/30 TIPS(m)		1,318,769	1,489,930
0.700%, 11/30/33 TIPS(m)		1,358,654	1,477,273
Kingdom of Sweden
1.000%, 6/1/25 TIPS(m)	SEK	4,300,000	558,080
0.125%, 6/1/26 TIPS(m)		6,950,000	898,169
0.125%, 12/1/27 TIPS(m)		500,000	63,500
New Zealand Government Bond
2.500%, 9/20/35 TIPS(m)	NZD	130,412	82,595
2.500%, 9/20/40 TIPS(m)		387,173	237,253
Republic of Italy (EURIBOR 6 Month + 0.80%), 4.662%, 10/15/28(k)(m)	EUR	900,000	1,010,040
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27 TIPS(m)	GBP	2,995,110	4,135,293
0.125%, 8/10/28 TIPS(m)		1,110,184	1,481,322
0.125%, 8/10/31 TIPS(m)		725,896	960,927
1.250%, 11/22/32 TIPS(m)		321,233	457,930
2.000%, 1/26/35 TIPS(m)		400,000	1,330,805
0.125%, 11/22/36 TIPS(m)		968,676	1,200,802
1.125%, 11/22/37 TIPS(m)		574,803	796,041
0.625%, 3/22/40 TIPS(m)		894,825	1,125,980
0.125%, 8/10/41 TIPS(m)		761,013	869,175
0.625%, 11/22/42 TIPS(m)		1,003,107	1,232,742
0.125%, 3/22/44 TIPS(m)		959,070	1,035,284
0.125%, 3/22/46 TIPS(m)		539,634	562,829
0.750%, 11/22/47 TIPS(m)		1,025,789	1,223,190
0.125%, 8/10/48 TIPS(m)		676,872	680,789
0.500%, 3/22/50 TIPS(m)		780,811	849,551
0.125%, 3/22/51 TIPS(m)		263,506	254,258
0.250%, 3/22/52 TIPS(m)		683,589	679,137
1.250%, 11/22/54 TIPS(m)		614,136	794,163
1.250%, 11/22/55 TIPS(m)		283,823	369,420
0.125%, 11/22/56 TIPS(m)		299,897	275,939
0.125%, 3/22/58 TIPS(m)		321,040	291,119
0.375%, 3/22/62 TIPS(m)		852,790	830,385
0.125%, 11/22/65 TIPS(m)		557,963	474,078
0.125%, 3/22/68 TIPS(m)		690,578	577,458
0.125%, 3/22/73 TIPS(m)		125,681	109,510

Total Foreign Government Securities			61,811,978

Mortgage-Backed Securities (14.2%)
FHLMC UMBS
6.000%, 10/1/53		$395,477	405,951
4.000%, 1/1/54		197,347	189,448
FNMA UMBS
6.500%, 12/1/53		175,780	181,225
6.000%, 1/1/54		93,658	95,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 11/25/54 TBA	$1,000,000	$959,961
4.500%, 11/25/54 TBA	6,800,000	6,681,797
6.000%, 11/25/54 TBA	2,000,000	2,044,063
6.500%, 11/25/54 TBA	2,000,000	2,062,656
GNMA
3.500%, 11/20/52	98,160	92,166
3.500%, 10/15/54 TBA	3,000,000	2,817,656

Total Mortgage-Backed Securities		15,530,623

Supranational (3.1%)
European Financial Stability Facility 2.375%, 6/21/32(m)	2,100,000	2,307,055
European Union 3.250%, 7/4/34(m)	900,000	1,044,521

Total Supranational		3,351,576

U.S. Treasury Obligations (61.0%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS	483,917	480,832
2.000%, 1/15/26 TIPS	469,089	468,126
1.750%, 1/15/28 TIPS	1,196,624	1,205,803
3.875%, 4/15/29 TIPS	956,670	1,055,181
2.125%, 2/15/40 TIPS(v)	320,157	333,331
2.125%, 2/15/41 TIPS	1,307,042	1,364,165
0.750%, 2/15/42 TIPS	1,517,291	1,261,467
0.625%, 2/15/43 TIPS	376,225	301,151
1.375%, 2/15/44 TIPS	1,929,957	1,755,465
0.750%, 2/15/45 TIPS	2,043,667	1,628,703
1.000%, 2/15/46 TIPS	2,230,166	1,853,453
0.875%, 2/15/47 TIPS	1,071,082	857,583
1.000%, 2/15/48 TIPS	899,242	736,613
0.250%, 2/15/50 TIPS	244,688	161,811
0.125%, 2/15/51 TIPS	434,930	273,510
0.125%, 2/15/52 TIPS	112,991	70,043
1.500%, 2/15/53 TIPS	317,445	286,268
2.125%, 2/15/54 TIPS	819,904	851,109
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS	929,593	918,182
0.125%, 10/15/25 TIPS	1,818,360	1,782,705
0.625%, 1/15/26 TIPS(z)	2,885,797	2,829,975
0.125%, 4/15/26 TIPS(z)	4,077,926	3,962,300
0.125%, 7/15/26 TIPS	1,482,809	1,445,239
0.125%, 10/15/26 TIPS	920,856	894,816
0.375%, 1/15/27 TIPS(z)	2,968,834	2,884,080
0.125%, 4/15/27 TIPS(v)	334,206	321,568
0.375%, 7/15/27 TIPS	1,272,982	1,237,314
1.625%, 10/15/27 TIPS	1,380,366	1,388,971
0.500%, 1/15/28 TIPS(z)	5,076,452	4,913,890
0.750%, 7/15/28 TIPS	2,280,569	2,229,145
2.375%, 10/15/28 TIPS(z)	924,228	959,378
0.875%, 1/15/29 TIPS	87,198	85,100
2.125%, 4/15/29 TIPS(z)	508,460	522,279
0.250%, 7/15/29 TIPS(z)	2,911,835	2,761,072
0.125%, 1/15/30 TIPS(z)	4,890,160	4,558,617
0.125%, 7/15/30 TIPS	2,122,364	1,971,789
0.125%, 7/15/31 TIPS(z)	6,607,199	6,039,443
0.125%, 1/15/32 TIPS	1,021,221	922,025
0.625%, 7/15/32 TIPS(z)	4,655,051	4,352,828
1.125%, 1/15/33 TIPS	1,583,910	1,526,106
1.375%, 7/15/33 TIPS	1,864,206	1,835,386
1.750%, 1/15/34 TIPS	613,956	620,094
1.875%, 7/15/34 TIPS	601,446	615,311

Total U.S. Treasury Obligations		66,522,227

Total Long-Term Debt Securities (145.0%) (Cost $166,817,759)		158,242,984

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
3 Month Euro EURIBOR 12/16/2024 at EUR 96.50, European Style Notional Amount: EUR 20,000,000 Exchange Traded*	80	—

Total Options Purchased (0.0%)† (Cost $4,203)		—

Total Investments in Securities (145.0%) (Cost $166,821,962)		158,242,984
Other Assets Less Liabilities (-45.0%)		(49,073,706)

Net Assets (100%)		$109,169,278

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $869,609 or 0.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $68,956,355 or 63.2% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $207,165.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

SEK — Swedish Krona

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Belgium	0.1
Canada	1.5
Cayman Islands	0.0 #
Denmark	3.0
France	10.2
Germany	4.0
Ireland	0.3
Italy	12.7
Japan	3.2
Netherlands	0.2
New Zealand	0.3
Peru	0.0 #
Spain	3.9
Supranational	3.1
Sweden	1.4
Switzerland	0.3
United Kingdom	22.3
United States	76.8
Cash and Other	(45.0)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Australia 10 Year Bond	26	12/2024	AUD	2,092,235	(14,218)
Euro-BTP	6	12/2024	EUR	811,286	20,789
Euro-Bund	21	12/2024	EUR	3,153,910	51,786
Long Gilt	33	12/2024	GBP	4,342,668	(27,645)
U.S. Treasury 10 Year Note	36	12/2024	USD	4,114,125	4,450
U.S. Treasury 10 Year Ultra Note	13	12/2024	USD	1,537,859	(1,135)
U.S. Treasury Long Bond	10	12/2024	USD	1,241,875	(5,327)
3 Month SONIA	34	3/2025	GBP	10,853,828	21,492
3 Month Euro EURIBOR	40	12/2026	EUR	10,912,766	24,620

					74,812

Short Contracts
Euro-Bobl	(52)	12/2024	EUR	(6,948,950)	(76,009)
Euro-Buxl	(19)	12/2024	EUR	(2,882,301)	(56,943)
Euro-OAT	(16)	12/2024	EUR	(2,259,071)	(12,893)
Euro-Schatz	(31)	12/2024	EUR	(3,698,357)	(16,905)
U.S. Treasury 2 Year Note	(115)	12/2024	USD	(23,947,852)	(49,564)
U.S. Treasury 5 Year Note	(120)	12/2024	USD	(13,185,938)	(17,969)
U.S. Treasury Ultra Bond	(53)	12/2024	USD	(7,053,969)	53,332
3 Month SOFR	(44)	3/2025	USD	(10,555,600)	(22,601)
3 Month Euro EURIBOR	(40)	12/2025	EUR	(10,930,020)	(40,105)

					(239,657)

					(164,845)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,763,629	USD	1,901,653	Barclays Bank plc	10/2/2024	8,982
BRL	578,959	USD	104,298	Goldman Sachs Bank USA**	10/2/2024	1,978
EUR	69,000	USD	76,270	Goldman Sachs Bank USA	10/2/2024	537
EUR	65,000	USD	72,214	JPMorgan Chase Bank	10/2/2024	141
GBP	492,000	USD	646,464	Barclays Bank plc	10/2/2024	11,315
NZD	506,135	USD	319,776	Barclays Bank plc	10/2/2024	1,771
USD	1,501,904	CAD	2,026,081	Goldman Sachs Bank USA	10/2/2024	3,823
USD	1,158,691	DKK	7,751,068	JPMorgan Chase Bank	10/2/2024	1,219
USD	1,973,241	EUR	1,771,000	Barclays Bank plc	10/2/2024	1,852
USD	31,322,705	EUR	28,130,213	Goldman Sachs Bank USA	10/2/2024	9,559
USD	1,499,024	CAD	2,024,574	JPMorgan Chase Bank	11/4/2024	831
USD	1,370,742	DKK	9,111,754	Barclays Bank plc	11/4/2024	7,533
USD	293,894	DKK	1,955,000	Deutsche Bank AG	11/4/2024	1,407
USD	1,339,932	DKK	8,923,961	JPMorgan Chase Bank	11/4/2024	4,818
USD	33,523,994	EUR	29,988,213	Barclays Bank plc	11/4/2024	93,125
USD	27,206,801	GBP	20,334,090	JPMorgan Chase Bank	11/4/2024	21,770
USD	1,439,969	SEK	14,545,580	Barclays Bank plc	11/4/2024	5,279
USD	3,483,292	JPY	495,163,633	Barclays Bank plc	11/5/2024	20,510
MXN	222,877	USD	11,016	Deutsche Bank AG	2/13/2025	69

Total unrealized appreciation						196,519

DKK	8,939,451	USD	1,339,932	JPMorgan Chase Bank	10/2/2024	(4,999)
EUR	29,988,213	USD	33,478,352	Barclays Bank plc	10/2/2024	(96,973)
SEK	14,569,010	USD	1,439,969	Barclays Bank plc	10/2/2024	(5,426)
USD	1,856,264	AUD	2,728,629	Barclays Bank plc	10/2/2024	(30,173)
USD	23,597	AUD	35,000	Goldman Sachs Bank USA	10/2/2024	(601)
USD	103,396	BRL	578,521	JPMorgan Chase Bank**	10/2/2024	(2,800)
USD	1,534,719	DKK	10,330,000	JPMorgan Chase Bank	10/2/2024	(7,866)
USD	243,725	EUR	221,000	Bank of America	10/2/2024	(2,281)
USD	27,474,715	GBP	20,826,090	Barclays Bank plc	10/2/2024	(368,726)
USD	3,432,014	JPY	496,160,064	Bank of America	10/2/2024	(20,135)
USD	317,083	NZD	506,135	JPMorgan Chase Bank	10/2/2024	(4,464)
USD	1,423,785	SEK	14,572,490	JPMorgan Chase Bank	10/2/2024	(11,102)
USD	1,902,612	AUD	2,763,629	Barclays Bank plc	11/4/2024	(9,050)
USD	319,807	NZD	506,135	Barclays Bank plc	11/4/2024	(1,777)
USD	104,298	BRL	582,922	Goldman Sachs Bank USA**	12/3/2024	(1,931)
USD	76,894	PEN	291,820	Bank of America**	12/18/2024	(1,767)
USD	52,610	PEN	199,671	Barclays Bank plc**	12/18/2024	(1,212)
USD	89,939	PEN	341,417	JPMorgan Chase Bank**	12/18/2024	(2,091)

Total unrealized depreciation						(573,374)

Net unrealized depreciation						(376,855)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Written Call Options Contracts as of September 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Schatz	Exchange Traded	26	EUR	(2,600,000)	EUR	107.30	10/25/2024	(3,762)

Total Written Options Contracts (Premiums Received ($3,725))								(3,762)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,547,209	$—	$1,547,209
Collateralized Mortgage Obligations	—	2,691,319	—	2,691,319
Commercial Mortgage-Backed Securities	—	51,689	—	51,689
Corporate Bonds
Financials	—	6,736,363	—	6,736,363
Foreign Government Securities	—	61,811,978	—	61,811,978
Forward Currency Contracts	—	196,519	—	196,519
Futures	176,469	—	—	176,469
Mortgage-Backed Securities	—	15,530,623	—	15,530,623
Options Purchased
Put Options Purchased	—	—	—	—
Supranational	—	3,351,576	—	3,351,576
U.S. Treasury Obligations	—	66,522,227	—	66,522,227

Total Assets	$176,469	$158,439,503	$—	$158,615,972

Liabilities:
Forward Currency Contracts	$—	$(573,374)	$—	$(573,374)
Futures	(341,314)	—	—	(341,314)
Options Written
Call Options Written	(3,762)	—	—	(3,762)

Total Liabilities	$(345,076)	$(573,374)	$—	$(918,450)

Total	$(168,607)	$157,866,129	$—	$157,697,522

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,984,038
Aggregate gross unrealized depreciation	(23,654,514)

Net unrealized depreciation	$(15,670,476)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,367,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.2%)
37 Capital CLO 1 Ltd.,
Series 2021-1A AR
6.320%, 10/15/34(l)§		$400,000	$400,069
AIMCO CLO,
Series 2015-AA AR3
6.408%, 10/17/34(l)§		400,000	400,169
Arbour CLO VI DAC,
Series 6A AR
0.000%, 11/15/37(l)§	EUR	400,000	444,696
Ares European CLO VI DAC,
Series 2013-6A ARR
4.295%, 4/15/30(l)§		221,438	246,242
Argent Mortgage Loan Trust,
Series 2005-W1 A1
5.449%, 5/25/35(l)		$14,824	13,721
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
6.698%, 1/16/30(l)§		29,910	29,942
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR
6.375%, 7/19/34(l)§		400,000	400,177
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.527%, 1/25/35(l)		309,016	312,890
BlueMountain CLO Ltd.,
Series 2016-3A A1R2
6.318%, 11/15/30(l)§		332,047	332,200
C-Bass Trust,
Series 2006-CB9 A1
5.089%, 11/25/36(l)		1,552	690
CIFC European Funding CLO III DAC,
Series 3A A
4.735%, 1/15/34(l)§	EUR	250,000	278,341
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.469%, 10/25/37(l)§		$168,471	167,862
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
5.049%, 1/25/37(l)		3,162	2,326
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
5.469%, 3/25/37(l)		31,452	30,501
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.774%, 6/25/35(l)		24,766	23,777
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR
4.322%, 8/15/32(l)§	EUR	324,015	360,158
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.709%, 8/25/47(l)		$9,055	8,765
Ellington Loan Acquisition Trust,
Series 2007-1 A1
6.069%, 5/25/37(l)§		15,571	15,357
Elmwood CLO 24 Ltd.,
Series 2023-3A A1
6.986%, 12/11/33(l)§		400,000	401,132
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
5.674%, 11/25/36(l)		73,177	69,329
Fremont Home Loan Trust,
Series 2006-C 1A1
5.239%, 10/25/36(l)		25,916	23,576
GSAMP Trust,
Series 2007-FM1 A2A
5.039%, 12/25/36(l)		2,615	1,246
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
5.109%, 7/25/36(l)		16,977	5,357
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
6.196%, 7/25/35(l)§		400,000	400,163
LCM XXV Ltd.,
Series 25A AR
6.382%, 7/20/30(l)§		75,027	75,061
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		30,870	28,191
Lehman XS Trust,
Series 2006-7 1A1A
5.289%, 5/25/36(l)		20,534	19,316
Series 2006-8 3A4
4.552%, 6/25/36(e)		9,586	9,331
Series 2007-20N A1
7.269%, 12/25/37(l)		22,870	24,064
Madison Park Funding XXXIX Ltd.,
Series 2021-39A AR
6.321%, 10/22/34(l)§		400,000	400,170
Magnetite XII Ltd.,
Series 2015-12A AR4
6.451%, 10/15/31(l)§		278,873	278,928
Merrill Lynch Life Agency, Inc.,
5.209%, 2/25/37(l)		8,475	2,521
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
5.129%, 9/25/37(l)		502	103
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
5.189%, 10/25/36(l)		669,336	276,352
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
5.019%, 11/25/36(l)		317	103
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
5.674%, 1/25/36(l)		6,991	6,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
OZLM XXIV Ltd.,
Series 2019-24A A1AR
6.704%, 7/20/32(l)§		$200,000	$199,950
Palmer Square European Loan Funding DAC,
Series 2023-3A A
5.042%, 5/15/33(l)§	EUR	321,008	358,233
Palmer Square Loan Funding Ltd.,
Series 2021-2A A1
6.190%, 5/20/29(l)§		$20,142	20,153
Park Place Securities, Inc. Asset-Backed Pass- Through Certificates,
Series 2004-WCW2 M3
6.019%, 10/25/34(l)		53,958	53,387
Series 2005-WHQ4 M2
5.704%, 9/25/35(l)		9,394	9,157
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
6.311%, 1/15/33(l)§		400,000	400,068
Renaissance Home Equity Loan Trust,
Series 2002-3 A
5.729%, 12/25/32(l)		1,462	1,352
Saxon Asset Securities Trust,
Series 2007-3 1A
5.279%, 9/25/37(l)		26,961	25,539
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
5.289%, 7/25/36(l)		154,397	49,566
Series 2007-HE1 A2A
5.089%, 12/25/36(l)		10,039	2,098
Soundview Home Equity Loan Trust,
5.079%, 2/25/37(l)		505,965	134,705
Soundview Home Loan Trust,
Series 2006-NLC1 A1
5.089%, 11/25/36(l)§		1,624	452
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
6.815%, 4/25/35(l)		1,348	1,339
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR
6.643%, 7/15/31(l)§		174,653	174,821
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		1,845	1,865
Voya Euro CLO II DAC,
Series 2A AR
4.645%, 7/15/35(l)§	EUR	400,000	444,209

Total Asset- Backed Securities			7,366,651

Collateralized Mortgage Obligations (4.0%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
5.449%, 7/25/37(l)		$20,222	17,383
Alternative Loan Trust,
Series 2005-62 2A1
6.123%, 12/25/35(l)		742	624
Series 2006-OA11 A1B
5.349%, 9/25/46(l)		39,495	37,567
Series 2006-OA19 A1
5.255%, 2/20/47(l)		6,531	5,207
Series 2007-1T1 1A1
6.000%, 3/25/37		96,067	35,231
Series 2007-4CB 1A35
6.000%, 4/25/37		27,047	23,059
Series 2007-OA7 A1A
5.329%, 5/25/47(l)		2,612	2,467
Banc of America Funding Trust,
Series 2006-A 1A1
6.205%, 2/20/36(l)		2,143	2,037
Series 2006-J 2A1
4.346%, 1/20/47(l)		58,703	50,362
Series 2006-J 4A1
5.017%, 1/20/47(l)		2,041	1,768
Banc of America Mortgage Trust,
Series 2005-E 2A1
5.612%, 6/25/35(l)		468	409
Series 2006-A 2A1
4.859%, 2/25/36(l)		2,622	2,394
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
5.240%, 9/25/35(l)		18,660	11,177
Series 2006-2 23A1
4.227%, 3/25/36(l)		6,483	5,270
Bear Stearns ARM Trust,
Series 2004-10 13A1
5.069%, 1/25/35(l)		2,336	2,224
Series 2005-1 2A1
4.863%, 3/25/35(l)		2,953	2,697
Series 2005-9 A1
7.080%, 10/25/35(l)		3,525	3,347
Series 2006-2 3A2
4.900%, 7/25/36(l)		2,958	2,568
CHL Mortgage Pass- Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		681	502
Series 2005-9 1A3
5.429%, 5/25/35(l)		134,488	113,539
Series 2006-6 A4
6.000%, 4/25/36		9,884	4,856
Series 2006-HYB3 3A1B
3.991%, 5/20/36(l)		1,672	1,536
Series 2007-1 A1
6.000%, 3/25/37		30,790	13,841
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
7.860%, 3/25/36(l)		2,941	2,897
Series 2007-10 22AA
4.972%, 9/25/37(l)		5,526	4,889
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		112,348	67,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
CSMC Trust,
Series 2007-4R 1A1
5.401%, 10/26/36(l)§		$3,809	$3,352
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
5.069%, 10/25/36(l)		135	108
Eurosail-UK plc,
Series 2007-3X A3A
6.031%, 6/13/45(l)(m)	GBP	15,231	20,275
Series 2007-3X A3C
6.031%, 6/13/45(l)(m)		6,767	9,023
FHLMC,
Series 278 F1
5.907%, 9/15/42 STRIPS(l)		$44,525	44,143
FHLMC Structured Pass- Through Certificates,
Series T-32 A1
5.229%, 8/25/31(l)		364	378
Series T-62 1A1
6.323%, 10/25/44(l)		25,676	23,241
Series T-63 1A1
6.323%, 2/25/45(l)		8,007	7,640
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
6.774%, 6/25/34(l)		1,720	1,704
Series 2006-FA8 1A7
6.000%, 2/25/37		9,323	3,703
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
6.747%, 8/25/35(l)		3,235	2,280
FNMA,
Series 2003-W8 3F2
5.745%, 5/25/42(l)		597	595
Series 2004-63 FA
5.613%, 8/25/34(l)		108	106
Series 2006-30 KF
5.835%, 5/25/36(l)		164	163
Series 2006-5 3A2
6.579%, 5/25/35(l)		1,832	1,878
Series 2007-63 FC
5.745%, 7/25/37(l)		56	55
GNMA,
Series 2017-H10 FB
6.522%, 4/20/67(l)		40,599	41,400
Series 2018-H15 FG
5.461%, 8/20/68(l)		85,442	85,127
Series 2023-H09 FA
6.145%, 4/20/73(l)		380,194	380,192
Series 2023-H15 FB
6.345%, 3/20/73(l)		404,231	404,871
Series 2023-H19 FA
6.245%, 8/20/73(l)		1,229,342	1,236,394
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
5.509%, 11/25/45(l)		2,862	2,612
Series 2006-AR4 A6A
5.329%, 9/25/46(l)		43,340	39,366
GreenPoint MTA Trust,
Series 2005-AR1 A2
5.409%, 6/25/45(l)		1,836	1,613
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.905%, 12/25/34(l)		2,133	2,023
Series 2005-AR1 1A1
6.578%, 1/25/35(l)		824	775
Series 2005-AR4 6A1
5.275%, 7/25/35(l)		1,128	1,039
Series 2005-AR6 2A1
5.202%, 9/25/35(l)		1,923	1,838
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
5.639%, 2/19/36(l)		1,805	838
Series 2005-2 2A1A
5.519%, 5/19/35(l)		756	721
Series 2005-9 2A1A
5.755%, 6/20/35(l)		1,443	1,360
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
5.329%, 11/25/35(l)		931	959
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
5.749%, 5/25/34(l)		181	165
Series 2004-AR11 2A
4.593%, 12/25/34(l)		1,175	1,098
Series 2005-AR14 1A1A
5.529%, 7/25/35(l)		3,295	2,368
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.429%, 3/25/36(l)		56,764	53,070
Series 2006-A7 1A4
5.429%, 12/25/36(l)		22,228	20,469
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
5.738%, 2/25/35(l)		1,045	985
Series 2005-A6 2A1
6.961%, 8/25/35(l)		1,617	1,534
Series 2005-A6 4A1
5.710%, 9/25/35(l)		189	174
Series 2005-A6 7A1
5.566%, 8/25/35(l)		1,362	1,196
Series 2007-A1 1A1
6.842%, 7/25/35(l)		915	913
Series 2007-A1 3A3
5.546%, 7/25/35(l)		2,225	2,125
Series 2008-R2 1A1
4.231%, 7/27/37(l)§		7,077	6,503
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
6.435%, 11/21/34(l)		1,186	1,128
Mellon Residential Funding Corp. Mortgage Pass- Through Certificates,
Series 2001-TBC1 A1
5.911%, 11/15/31(l)		595	570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
6.940%, 6/25/36(l)		$3,128	$3,080
MRFC Mortgage Pass- Through Trust,
Series 2000-TBC3 A1
5.651%, 12/15/30(l)		604	582
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§		32,665	31,584
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§		145,103	139,506
Opteum Mortgage Acceptance Corp. Asset- Backed Pass-Through Certificates,
Series 2005-5 1A1D
5.729%, 12/25/35(l)		104,222	102,510
RALI Trust,
Series 2005-QO1 A1
5.269%, 8/25/35(l)		1,316	994
Series 2007-QH8 A
6.036%, 10/25/37(l)		28,113	23,871
Residential Asset Securitization Trust,
Series 2005-A5 A3
5.369%, 5/25/35(l)		15,729	9,712
Series 2006-A10 A5
6.500%, 9/25/36		8,424	2,981
Series 2007-A6 2A1
6.500%, 6/25/37		125,432	27,729
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		3,642	2,890
Sequoia Mortgage Trust,
Series 2007-3 1A1
5.475%, 7/20/36(l)		5,453	4,759
Series 5 A
5.779%, 10/19/26(l)		233	228
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
7.251%, 2/25/34(l)		762	735
Series 2004-19 2A1
6.523%, 1/25/35(l)		1,185	1,075
Series 2005-17 3A1
4.953%, 8/25/35(l)		1,116	966
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
5.739%, 10/19/34(l)		542	515
Series 2005-AR5 A1
5.579%, 7/19/35(l)		1,154	1,078
Series 2005-AR5 A2
5.579%, 7/19/35(l)		667	656
Series 2005-AR5 A3
5.579%, 7/19/35(l)		3,566	3,404
Series 2006-AR3 11A1
5.389%, 4/25/36(l)		2,157	1,914
Series 2006-AR4 2A1
5.349%, 6/25/36(l)		621	605
Towd Point Mortgage Trust,
Series 2019-HY2 A1
5.969%, 5/25/58(l)§		15,924	16,407
WaMu Mortgage Pass- Through Certificates Trust,
Series 2002-AR17 1A
6.323%, 11/25/42(l)		143	135
Series 2005-AR14 2A1
4.850%, 12/25/35(l)		658	601
Series 2006-AR3 A1A
6.123%, 2/25/46(l)		1,379	1,271
Series 2006-AR7 3A
6.171%, 7/25/46(l)		7,511	6,656
Series 2007-OA4 1A
5.893%, 5/25/47(l)		3,642	3,038

Total Collateralized Mortgage Obligations			3,216,947

Commercial Mortgage-Backed Securities (1.0%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2
2.920%, 1/25/26		399,886	395,855
WSTN Trust,
Series 2023-MAUI A
6.518%, 7/5/37(l)§		400,000	409,384

Total Commercial Mortgage- Backed Securities			805,239

Corporate Bonds (0.0%)†
Financials (0.0%)†
Banks (0.0%)†
Bank of America Corp.
Series FF
(CME Term SOFR 3 Month + 3.19%),
5.875%, 3/15/28(k)(y)		20,000	20,260

Total Financials			20,260

Information Technology (0.0%)†
Software (0.0%)†
VMware LLC
3.900%, 8/21/27		10,000	9,899

Total Information Technology			9,899

Total Corporate Bonds			30,159

Foreign Government Securities (5.1%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	1,608,352	1,777,966
1.800%, 5/15/36 TIPS(m)		101,751	113,695
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	258,398	202,365
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	119,866	131,788
0.100%, 7/25/31 TIPS(m)		120,052	128,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
0.100%, 7/25/38 TIPS(m)	EUR	235,748	$230,680
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	117,475,300	844,532
0.100%, 3/10/29 TIPS		93,767,520	677,636

Total Foreign Government Securities			4,106,964

Mortgage-Backed Securities (14.2%)
FHLMC UMBS
3.000%, 3/1/52		$91,703	82,241
4.500%, 11/1/52		89,662	88,124
FNMA UMBS
3.500%, 2/1/48		92,212	86,916
3.000%, 12/1/51		874,819	784,552
4.000%, 10/1/52		994,307	954,505
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 10/25/54 TBA		400,000	393,031
5.500%, 10/25/54 TBA		1,200,000	1,213,688
6.000%, 10/25/54 TBA		1,800,000	1,839,094
6.500%, 10/25/54 TBA		1,800,000	1,855,406
4.500%, 11/25/54 TBA		2,000,000	1,965,234
GNMA
3.500%, 11/20/52		294,480	276,498
3.500%, 10/15/54 TBA		2,000,000	1,878,437

Total Mortgage-Backed Securities			11,417,726

Supranational (13.7%)
International Bank for Reconstruction & Development
(Zero Coupon), 10/7/24		11,000,000	10,991,511

Total Supranational			10,991,511

U.S. Government Agency Security (4.3%)
FFCB
(SOFR + 0.16%),
4.995%, 9/25/25(k)		3,500,000	3,495,678

Total U.S. Government Agency Security			3,495,678

U.S. Treasury Obligations (109.2%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,362,894	1,360,095
2.375%, 1/15/27 TIPS		31,194	31,698
1.750%, 1/15/28 TIPS		2,462,312	2,481,200
3.625%, 4/15/28 TIPS		2,528,149	2,708,011
2.500%, 1/15/29 TIPS		981,563	1,023,304
3.875%, 4/15/29 TIPS		1,130,784	1,247,224
2.125%, 2/15/40 TIPS		1,120,550	1,166,660
2.125%, 2/15/41 TIPS		344,714	359,780
0.750%, 2/15/42 TIPS		1,475,531	1,226,747
0.625%, 2/15/43 TIPS		738,769	591,352
1.375%, 2/15/44 TIPS		2,186,384	1,988,709
0.750%, 2/15/45 TIPS		2,564,602	2,043,862
1.000%, 2/15/46 TIPS		2,216,892	1,842,420
0.875%, 2/15/47 TIPS		1,576,654	1,262,379
1.000%, 2/15/48 TIPS		676,026	553,766
0.250%, 2/15/50 TIPS		672,892	444,979
0.125%, 2/15/51 TIPS		797,372	501,435
0.125%, 2/15/52 TIPS		338,973	210,129
1.500%, 2/15/53 TIPS		634,890	572,536
2.125%, 2/15/54 TIPS		717,416	744,721
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS		2,124,784	2,098,703
0.125%, 4/15/25 TIPS		2,605,942	2,559,173
0.375%, 7/15/25 TIPS		331,593	326,732
0.125%, 10/15/25 TIPS		2,182,032	2,139,246
0.625%, 1/15/26 TIPS		2,197,442	2,154,935
0.125%, 4/15/26 TIPS		1,799,085	1,748,073
0.125%, 7/15/26 TIPS		249,322	243,005
0.125%, 10/15/26 TIPS		1,381,284	1,342,224
0.375%, 1/15/27 TIPS		1,575,565	1,530,586
0.125%, 4/15/27 TIPS		445,608	428,757
0.375%, 7/15/27 TIPS(z)		4,204,697	4,086,886
1.625%, 10/15/27 TIPS(z)		3,079,278	3,098,473
0.500%, 1/15/28 TIPS(z)		4,794,639	4,641,101
0.750%, 7/15/28 TIPS		2,643,957	2,584,339
2.375%, 10/15/28 TIPS(z)		1,437,688	1,492,365
0.875%, 1/15/29 TIPS		747,414	729,432
2.125%, 4/15/29 TIPS(z)		1,423,688	1,462,381
0.250%, 7/15/29 TIPS(z)		3,068,002	2,909,153
0.125%, 1/15/30 TIPS(z)		3,190,829	2,974,498
0.125%, 7/15/30 TIPS		2,269,580	2,108,560
0.125%, 1/15/31 TIPS		628,316	576,874
0.125%, 7/15/31 TIPS(z)		9,423,767	8,613,984
0.125%, 1/15/32 TIPS		1,475,097	1,331,814
0.625%, 7/15/32 TIPS(z)		7,253,219	6,782,313
1.125%, 1/15/33 TIPS		2,745,444	2,645,250
1.375%, 7/15/33 TIPS(z)		3,107,010	3,058,978
1.750%, 1/15/34 TIPS		1,534,890	1,550,236
1.875%, 7/15/34 TIPS(z)		400,964	410,207

Total U.S. Treasury Obligations			87,989,285

Total Long-Term Debt Securities (160.7%) (Cost $130,277,489)			129,420,160

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (55.3%)
FHLB
0.00%, 10/1/24(o)(p)		900,000	900,000
4.33%, 10/18/24(o)(p)		23,753,000	23,701,739
FHLMC
4.36%, 10/22/24(o)(p)		20,000,000	19,946,800

Total U.S. Government Agency Securities			44,548,539

Total Short-Term Investments (55.3%) (Cost $44,547,746)			44,548,539

Total Investments in Securities (216.0%) (Cost $174,825,235)			173,968,699
Other Assets Less Liabilities (-116.0%)			(93,412,042)

Net Assets (100%)			$80,556,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $6,835,289 or 8.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $2,411,729 or 3.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2024.

(p)	Yield to maturity.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2024.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

ESTR — Euro Short-Term Rate

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FCPIX — Mexican Core Consumer Price Index

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

JPY — Japanese Yen

OAT — Obligations Assimilables du Trésor

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Canada	0.3%
Cayman Islands	4.9
France	0.6
Ireland	2.6
Italy	2.4
Japan	1.9
Supranational	13.6
United Kingdom	0.0 #
United States	189.7
Cash and Other	(116.0)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Australia 10 Year Bond	13	12/2024	AUD	1,046,117	(7,262)
Euro-Bobl	17	12/2024	EUR	2,271,772	24,367
Euro-BTP	7	12/2024	EUR	946,500	24,248
U.S. Treasury 10 Year Note	29	12/2024	USD	3,314,156	2,006
U.S. Treasury 10 Year Ultra Note	15	12/2024	USD	1,774,453	(4,379)
3 Month Euro EURIBOR	19	9/2026	EUR	5,185,943	9,854

					48,834

Short Contracts
Euro-Bund	(10)	12/2024	EUR	(1,501,862)	(21,920)
Euro-Buxl	(5)	12/2024	EUR	(758,500)	(17,714)
Euro-OAT	(20)	12/2024	EUR	(2,823,839)	(16,116)
Short-Term Euro-BTP	(7)	12/2024	EUR	(838,970)	(6,797)
U.S. Treasury 2 Year Note	(22)	12/2024	USD	(4,581,328)	(15,412)
U.S. Treasury 5 Year Note	(108)	12/2024	USD	(11,867,344)	(13,319)
U.S. Treasury Long Bond	(26)	12/2024	USD	(3,228,875)	35,915
U.S. Treasury Ultra Bond	(7)	12/2024	USD	(931,656)	3,061
3 Month Euro EURIBOR	(19)	9/2025	EUR	(5,189,909)	(18,388)

					(70,690)

					(21,856)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	48,000	USD	33,029	Barclays Bank plc	10/2/2024	156
EUR	726,000	USD	807,764	Barclays Bank plc	10/2/2024	383
USD	192,072	CAD	259,107	Goldman Sachs Bank USA	10/2/2024	489
USD	479,143	EUR	430,000	Bank of America	10/2/2024	489
USD	4,449,405	EUR	3,992,327	Morgan Stanley	10/2/2024	5,346
USD	191,704	CAD	258,876	HSBC Bank plc	11/4/2024	133
USD	4,091,900	EUR	3,660,327	Barclays Bank plc	11/4/2024	11,367
USD	77,572	GBP	58,000	HSBC Bank plc	11/4/2024	31
USD	1,592,518	JPY	225,783,884	Citibank NA	11/5/2024	13,565

Total unrealized appreciation						31,959

EUR	3,660,327	USD	4,086,329	Barclays Bank plc	10/2/2024	(11,836)
EUR	36,000	USD	40,202	JPMorgan Chase Bank	10/2/2024	(128)
GBP	58,000	USD	77,575	HSBC Bank plc	10/2/2024	(32)
USD	32,654	AUD	48,000	Barclays Bank plc	10/2/2024	(531)
USD	76,516	GBP	58,000	Barclays Bank plc	10/2/2024	(1,027)
USD	922,285	JPY	133,333,060	Bank of America	10/2/2024	(5,411)
USD	648,705	JPY	93,505,246	HSBC Bank plc	10/2/2024	(1,879)
USD	33,045	AUD	48,000	Barclays Bank plc	11/4/2024	(157)

Total unrealized depreciation						(21,001)

Net unrealized appreciation						10,958

Written Call Options Contracts as of September 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)
2 Years, October 2024 @3.25% v.1 Day SOFR	Morgan Stanley	2,100,000	USD (2,100,000)	USD	3.25	10/7/2024	(730)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR (3,700,000)	EUR	2.90	8/29/2025	(77,149)
Euro-Schatz	Exchange Traded	19	EUR (1,900,000)	EUR	107.30	10/25/2024	(2,749)

							(80,628)

Written Put Options Contracts as of September 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR (3,700,000)	EUR 2.90	8/29/2025	(4,382)

Total Written Options Contracts (Premiums Received ($102,596))						(85,010)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of September 30, 2024(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	43,101	112,436
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	11,585	31,940
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	28,048	77,346
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	8,826	24,599
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	(833)	2,215
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	1,136	5,698
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	5,166	826
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	6,060	2,855
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	6,153	9,788
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	6,390	15,096
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	6,559	17,538
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	100,000	(203)	243
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	200,000	(749)	487
USCPI at termination	2.03% at termination	Pay	9/23/2025	USD	700,000	8	8

						121,247	301,075

HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	150,000	(3,231)	(384)
HICPXT at termination	2.03% at termination	Receive	9/15/2034	EUR	100,000	63	(1,053)
HICPXT at termination	2.03% at termination	Receive	9/15/2034	EUR	300,000	(3,163)	(3,163)
FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	11,530	(52,810)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	190,000	(1,535)	(37,185)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	1,134	(295)
UKRPI at termination	3.47% at termination	Pay	9/15/2034	GBP	200,000	(389)	(389)
USCPI at termination	1.98% at termination	Pay	9/19/2025	USD	800,000	(416)	(416)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(23,091)	(143,139)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(7,014)	(44,113)

						(26,112)	(282,947)

Total Centrally Cleared inflation-linked swap contracts outstanding						95,135	18,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2024 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	450,000	1,381	6,664	8,045
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	400,000	3,270	3,882	7,152
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	500,000	6,356	2,583	8,939
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	1,200,000	6,701	14,754	21,455
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	400,000	3,043	4,109	7,152
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	326,394	20,445	346,839
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	1,200,000	6,539	14,916	21,455
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	430,000	5,044	2,644	7,688
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	116,928	7,435	124,363
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	450,000	1,354	6,691	8,045
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	2,600,000	41,948	4,537	46,485
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	1,070,000	13,320	5,811	19,131
1 day SONIA Annual	4.25 annually	Pay	9/18/2026	GBP	1,300,000	15,530	(4,797)	10,733
1 day SONIA Annual	4.25 annually	Pay	9/18/2026	GBP	2,000,000	23,356	(6,844)	16,512
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	98,039	24,975	123,014
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	3,400,000	581	1,401	1,982
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	4,100,000	281	1,895	2,176
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	3,300,000	394	1,358	1,752
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	13,355	(3,961)	9,394
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	(1,029)	1,107	78
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	840,000	(106)	2,782	2,676
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	4,000,000	45	2,287	2,332

						682,724	114,674	797,398

6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	(15,516)	(2,515)	(18,031)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	350,000	(3,664)	3,366	(298)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	180,000	172	(325)	(153)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	190,000	842	(1,004)	(162)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	210,000	609	(788)	(179)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	100,000	1,124	(1,209)	(85)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	(4,393)	(277)	(4,670)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	290,000	(3,187)	2,940	(247)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	10,000	(109)	100	(9)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	170,000	167	(312)	(145)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	100,000	925	(1,010)	(85)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	50,000	371	(414)	(43)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	25,000	119	(140)	(21)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	(10,605)	(1,062)	(11,667)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	25,000	87	(108)	(21)
6 month EURIBOR Semi-Annual	2.50 annually	Receive	3/19/2027	EUR	3,300,000	(27,796)	(6,912)	(34,708)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	(13,103)	(1,043)	(14,146)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,188	(10,723)	(5,535)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,922	(16,225)	(8,303)
1 day SOFR Annual	4.76 annually	Receive	1/18/2026	USD	2,200,000	—	(19,256)	(19,256)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	1,600,000	(51,454)	(3,273)	(54,727)
1 day SOFR Annual	4.75 annually	Receive	1/18/2026	USD	700,000	—	(6,023)	(6,023)

						(112,301)	(66,213)	(178,514)

Total Centrally Cleared Interest rate swap contracts outstanding						570,423	48,461	618,884

(1)	Value of floating rate index at September 30, 2024 was as follows:

Floating Rate Index	Value
1 day ESTR EUR	13.49%
1 day SOFR USD	4.96%
1 day SONIA GBP	4.95%
1 day TONAR JPY	0.22%
1 month FCPIX EUR	0.30%
6 month EURIBOR EUR	3.11%
HICPXT EUR	1.26%
UKRPI GBP	3.89%
USCPI USD	3.15%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$7,366,651	$—	$7,366,651
Centrally Cleared Inflation-linked Swaps	—	135,759	—	135,759
Centrally Cleared Interest Rate Swaps	—	136,682	—	136,682
Collateralized Mortgage Obligations	—	3,216,947	—	3,216,947
Commercial Mortgage-Backed Securities	—	805,239	—	805,239
Corporate Bonds
Financials	—	20,260	—	20,260
Information Technology	—	9,899	—	9,899
Foreign Government Securities	—	4,106,964	—	4,106,964
Forward Currency Contracts	—	31,959	—	31,959
Futures	99,451	—	—	99,451
Mortgage-Backed Securities	—	11,417,726	—	11,417,726
Short-Term Investments
U.S. Government Agency Securities	—	44,548,539	—	44,548,539
Supranational	—	10,991,511	—	10,991,511
U.S. Government Agency Security	—	3,495,678	—	3,495,678
U.S. Treasury Obligations	—	87,989,285	—	87,989,285

Total Assets	$99,451	$174,273,099	$—	$174,372,550

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(40,624)	$—	$(40,624)
Centrally Cleared Interest Rate Swaps	—	(88,221)	—	(88,221)
Forward Currency Contracts	—	(21,001)	—	(21,001)
Futures	(121,307)	—	—	(121,307)
Options Written
Call Options Written	(2,749)	(77,879)	—	(80,628)
Put Options Written	—	(4,382)	—	(4,382)

Total Liabilities	$(124,056)	$(232,107)	$—	$(356,163)

Total	$(24,605)	$174,040,992	$—	$174,016,387

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,952,818
Aggregate gross unrealized depreciation	(11,687,247)

Net unrealized depreciation	$(6,734,429)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$181,244,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.5%)
522 Funding CLO Ltd.,
Series 2018-3A AR
6.584%, 10/20/31(l)§		$548,537	$549,086
Accredited Mortgage Loan Trust,
Series 2006-2 A4
5.229%, 9/25/36(l)		41,344	40,864
American Airlines Pass-Through Trust,
Series 2016-3 A
3.250%, 10/15/28		129,547	119,986
Series 2016-3 AA
3.000%, 10/15/28		194,274	183,103
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
5.674%, 11/25/35(l)		77,100	75,622
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
6.792%, 1/15/37(l)§		731,718	729,890
AREIT Trust,
Series 2021-CRE5 A
6.277%, 11/17/38(l)§		93,641	93,363
Argent Securities Trust,
Series 2006-W2 A2B
5.349%, 3/25/36(l)		207,520	114,402
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C
5.269%, 7/25/36(l)		629,132	148,458
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
5.289%, 8/25/36(l)		13,845	13,432
Series 2006-HE9 1A2
5.269%, 11/25/36(l)		112,906	110,468
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
6.094%, 2/25/35(l)		4,397	4,395
BlueMountain CLO Ltd.,
Series 2018-3A A1R
6.475%, 10/25/30(l)§		500,122	500,222
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
4.595%, 1/15/33(l)§	EUR	700,000	779,282
BMW Vehicle Lease Trust,
Series 2024-1 A3
4.980%, 3/25/27		$500,000	504,781
BRSP Ltd.,
Series 2021-FL1 A
6.229%, 8/19/38(l)§		501,863	499,623
Carlyle US CLO Ltd.,
Series 2017-1A A1R
6.544%, 4/20/31(l)§		380,838	380,879
CBAM Ltd.,
Series 2018-5A A
6.567%, 4/17/31(l)§		655,936	656,225
C-Bass Trust,
Series 2006-CB9 A1
5.089%, 11/25/36(l)		10,867	4,830
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		103,010	53,801
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
5.719%, 5/25/34(l)		1,164	1,162
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR
6.574%, 4/20/30(l)§		242,725	242,846
Crown Point CLO 7 Ltd.,
Series 2018-7A AR
6.512%, 10/20/31(l)§		651,482	651,674
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
4.111%, 9/15/31(l)§	EUR	623,072	689,772
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1
5.569%, 6/25/36(l)		$15,443	15,387
Series 2006-21 2A4
5.429%, 5/25/37(l)		219,886	206,717
Series 2006-24 1A
5.249%, 6/25/47(l)		646,800	585,207
Series 2006-3 M2
5.554%, 6/25/36(l)		721,545	695,133
EMC Mortgage Loan Trust,
Series 2001-A A
5.709%, 5/25/40(l)§		2,121	2,106
FHF Issuer Trust,
Series 2024-1A A2
5.690%, 2/15/30§		490,675	496,737
Series 2024-2A A2
5.890%, 6/15/30§		700,000	711,345
FHF Trust,
Series 2022-1A A
4.430%, 1/18/28§		358,769	356,875
Series 2023-1A A2
6.570%, 6/15/28§		225,795	228,076
FORT CRE Issuer LLC,
Series 2022-FL3 A
7.196%, 2/23/39(l)§		406,332	397,419
Fremont Home Loan Trust,
Series 2005-D M1
5.584%, 11/25/35(l)		300,000	271,875
Series 2006-E 2A1
5.029%, 1/25/37(l)		2,076	956
FS Rialto Issuer LLC,
Series 2022-FL4 A
7.243%, 1/19/39(l)§		647,967	648,774
Galaxy XV CLO Ltd.,
Series 2013-15A ARR
6.533%, 10/15/30(l)§		369,453	369,819
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A
4.000%, 4/20/49§		752,102	674,491
Series 2023-1GS A
5.520%, 2/22/55§		438,937	433,475
Series 2023-3C A
6.500%, 7/20/55§		447,165	464,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	$235,465	$89,025
GSAMP Trust,
Series 2006-NC2 A2B
5.149%, 6/25/36(l)	112,004	61,568
GSPA Monetization Trust,
6.422%, 10/9/29§	199,165	206,875
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
5.199%, 4/25/37(l)	232,261	223,870
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	693,874	661,747
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
2.870%, 10/25/35(l)	70,537	68,749
Series 2006-FRE1 M1
5.554%, 5/25/35(l)	46,554	45,929
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
5.229%, 3/25/37(l)	28,487	28,056
LCCM Trust,
Series 2021-FL3 A
6.661%, 11/15/38(l)§	595,427	593,457
LCM XV LP,
Series 15A AR2
6.544%, 7/20/30(l)§	154,848	154,964
Lehman XS Trust,
Series 2006-8 2A1
4.699%, 6/25/36(l)	9,111	10,771
Marble Point CLO X Ltd.,
Series 2017-1A AR
6.603%, 10/15/30(l)§	182,113	182,204
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
5.549%, 12/25/35(l)	4,266	4,258
Series 2006-FRE2 A5
5.449%, 3/25/36(l)	138,849	81,129
MF1 Ltd.,
Series 2020-FL4 A
6.897%, 12/15/35(l)§	216,739	216,468
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
5.469%, 8/25/36(l)	422,479	203,367
Series 2006-WMC2 A2C
5.269%, 7/25/36(l)	229,985	80,075
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	1,097,503	975,119
Series 2023-3A A
5.910%, 11/20/53§	151,483	154,331
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
5.689%, 3/25/36(l)	900,000	852,534
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
5.449%, 11/25/36(l)	98,020	27,790
Option One Mortgage Loan Trust,
Series 2006-3 2A3
5.249%, 2/25/37(l)	1,103,569	513,995
Series 2007-5 1A1
5.189%, 5/25/37(l)	316,435	188,302
Series 2007-CP1 1A1
5.109%, 3/25/37(l)	139,943	127,407
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
5.659%, 11/25/35(l)	293,657	276,793
OZLM IX Ltd.,
Series 2014-9A A1A4
6.482%, 10/20/31(l)§	730,340	730,745
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1
6.363%, 10/15/29(l)§	251,232	251,366
RASC Trust,
Series 2005-EMX5 A3
5.629%, 12/25/35(l)	88,603	78,062
Series 2006-EMX2 M1
5.569%, 2/25/36(l)	113,835	111,064
Regatta XV Funding Ltd.,
Series 2018-4A A1R
6.485%, 10/25/31(l)§	647,213	647,491
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
6.311%, 1/15/33(l)§	700,000	700,120
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	544,629	160,380
Sandstone Peak Ltd.,
Series 2021-1A A1R
5.923%, 10/15/34(l)§	700,000	700,125
Saranac CLO VI Ltd.,
Series 2018-6A A1R
6.333%, 8/13/31(l)§	439,463	440,076
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
5.099%, 5/25/37(l)	28,153	21,730
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
5.509%, 2/25/36(l)	64,767	32,149
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
6.526%, 7/25/30(l)§	156,311	156,311
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
5.869%, 10/25/37(l)	499,982	381,994
Series 2007-WMC1 3A1
5.079%, 2/25/37(l)	70,666	18,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
5.269%, 11/25/37(l)		$488,161	$271,558
Stonepeak ABS,
Series 2021-1A AA
2.301%, 2/28/33§		357,991	340,872
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
5.869%, 5/25/37(l)§		124,216	120,082
STWD Ltd.,
Series 2021-FL2 A
6.329%, 4/18/38(l)§		631,414	621,972
Series 2022-FL3 A
6.692%, 11/15/38(l)§		790,691	781,285
Sunnova Helios XI Issuer LLC,
Series 2023-A A
5.300%, 5/20/50§		550,633	542,022
Sunnova Sol IV Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§		1,488,755	1,318,820
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§		685,338	591,061
Trinitas CLO XIV Ltd.,
Series 2020-14A A1R
6.625%, 1/25/34(l)§		700,000	701,499
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		516,026	482,484
Series 2020-1 A
5.875%, 10/15/27		502,946	514,262
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
5.219%, 4/25/37(l)		202,159	73,491

Total Asset-Backed Securities			30,525,255

Collateralized Mortgage Obligations (3.4%)
Alba plc,
Series 2007-1 A3
5.248%, 3/17/39(l)(m)	GBP	215,866	282,532
Alternative Loan Trust,
Series 2005-32T1 A3
5.969%, 8/25/35(l)		$87,819	47,857
Series 2006-45T1 1A16
6.000%, 2/25/37		227,463	95,915
Series 2006-OA11 A1B
5.349%, 9/25/46(l)		226,666	215,603
Series 2006-OA12 A1B
5.265%, 9/20/46(l)		49,873	50,381
Series 2006-OA3 1A1
5.369%, 5/25/36(l)		27,532	23,514
American Home Mortgage Assets Trust,
Series 2006-5
6.700%, 6/25/36(e)		476,974	69,422
Banc of America Funding Trust,
Series 2005-D A1
5.591%, 5/25/35(l)		4,382	4,067
Series 2007-2 1A2
6.000%, 3/25/37		52,045	40,855
Banc of America Mortgage Trust,
Series 2003-D 2A4
6.870%, 5/25/33(l)		35	34
BCAP LLC Trust,
Series 2007-AA2 12A1
5.389%, 5/25/47(l)		51,882	48,832
Series 2011-RR5 12A1
4.485%, 3/26/37(e)§		9,140	9,024
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
5.454%, 5/25/35(l)		12,904	12,220
Series 2005-7 22A1
5.240%, 9/25/35(l)		17,493	10,478
Series 2006-3 35A1
4.609%, 5/25/36(l)		45,850	22,079
Bear Stearns ARM Trust,
Series 2002-11 1A1
6.375%, 2/25/33(l)		9	8
Series 2002-11 1A2
3.250%, 2/25/33(l)		164	126
Series 2003-1 6A1
6.500%, 4/25/33(l)		569	572
Series 2003-8 2A1
5.688%, 1/25/34(l)		3,611	3,459
Series 2004-1 12A5
5.260%, 4/25/34(l)		7,375	6,596
Series 2004-10 22A1
5.125%, 1/25/35(l)		2,966	2,551
Series 2004-10 23A1
4.841%, 1/25/35(l)		1,144	1,089
Series 2004-3 1A1
5.262%, 7/25/34(l)		6,766	6,288
Series 2004-8 2A1
6.055%, 11/25/34(l)		15,691	14,434
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
5.515%, 1/26/36(l)		21,572	15,808
Series 2007-R6 2A1
4.213%, 12/26/46(l)		20,933	16,510
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
4.706%, 1/25/36(l)		28,633	26,134
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
4.733%, 11/25/34(l)		13,678	12,965
Series 2004-HYB9 1A1
5.066%, 2/20/35(l)		2,218	2,237
Series 2005-HYB9 3A2A
6.662%, 2/20/36(l)		2,036	1,739
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
7.230%, 10/25/35(l)		1,694	1,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2009-7 5A2
5.500%, 12/25/35§		$54,424	$28,198
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
4.726%, 5/25/35(l)		4,335	4,168
Series 2005-6 A2
6.940%, 9/25/35(l)		34,231	33,517
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
5.269%, 3/25/37(l)		89,061	82,293
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
5.469%, 2/25/35(l)		2,569	2,489
Eurosail-UK plc,
Series 2007-2X A3C
5.231%, 3/13/45(l)(m)	GBP	2,170	2,892
FHLMC,
Series 2248 FB
5.957%, 9/15/30(l)		$36	36
Series 2266 F
5.907%, 11/15/30(l)		1	1
Series 3360 FC
6.177%, 5/15/37(l)		3,536	3,550
Series 4989 FA
5.816%, 8/15/40(l)		185,604	183,628
Series 4989 FB
5.816%, 10/15/40(l)		143,515	141,993
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
6.323%, 2/25/45(l)		2,669	2,547
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
4.910%, 8/25/35(l)		30,548	26,882
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
5.354%, 10/25/35(l)		22,164	20,619
FNMA,
Series 2003-25 KP
5.000%, 4/25/33		5,739	5,729
Series 2004-W2 5AF
5.745%, 3/25/44(l)		5,164	5,149
Series 2005-79 NF
5.805%, 9/25/35(l)		3,911	3,890
Series 2006-118 A1
5.523%, 12/25/36(l)		2,642	2,573
Series 2006-5 3A2
6.579%, 5/25/35(l)		1,832	1,878
Series 2007-42 AF
5.645%, 5/25/37(l)		382	375
Series 2007-73 A1
5.707%, 7/25/37(l)		6,536	6,369
Series 2015-58 AI
1.157%, 8/25/55 IO(l)		151,404	8,246
GNMA,
Series 2015-H18 FB
6.067%, 7/20/65(l)		225,223	224,859
Series 2015-H19 FK
6.067%, 8/20/65(l)		172,831	172,482
Series 2016-H02 FH
6.467%, 1/20/66(l)		67,566	67,839
Series 2016-H14 FA
6.267%, 6/20/66(l)		91,121	91,190
Series 2016-H17 FC
6.297%, 8/20/66(l)		288,612	288,948
Series 2016-H17 FM
5.917%, 8/20/66(l)		521	517
Series 2016-H20 PT
7.852%, 9/20/66(l)		362,606	371,472
Series 2016-H22 FA
6.237%, 10/20/66(l)		174,121	174,522
Series 2017-H10 FB
6.522%, 4/20/67(l)		243,592	248,401
Series 2018-38 WF
5.615%, 10/20/43(l)		134,815	129,389
Series 2023-H02 FA
6.245%, 1/20/73(l)		298,898	293,482
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
5.230%, 6/18/39(l)§		10,199	10,162
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.202%, 9/25/35(l)		16,918	16,172
Series 2005-AR7 6A1
4.579%, 11/25/35(l)		4,478	3,944
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
6.579%, 10/19/35(l)		47,703	34,217
Series 2005-14 4A1A
5.190%, 12/19/35(l)		58,632	30,053
Series 2005-2 2A1A
5.519%, 5/19/35(l)		6,047	5,770
Series 2005-4 3A1
5.072%, 7/19/35(l)		23,100	17,303
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
5.309%, 1/25/37(l)		45,082	39,806
Series 2006-AR9 2A1
3.670%, 6/25/36(l)		168,811	116,363
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,424	4,665
Series 2006-A3 6A1
5.229%, 8/25/34(l)		14,814	14,657
Series 2006-A6 1A4L
4.634%, 10/25/36(l)		43,039	31,672
Landmark Mortgage Securities No. 3 plc,
Series 3 A
5.400%, 4/17/44(l)(m)	GBP	406,373	529,280
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
5.551%, 4/25/35(l)		$27,753	24,724
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
5.557%, 7/25/35(l)		42,643	35,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
MortgageIT Trust,
Series 2005-5 A2
5.589%, 12/25/35(l)		$21,890	$21,590
Prime Mortgage Trust,
Series 2004-CL1 1A2
5.369%, 2/25/34(l)		653	609
Series 2006-CL1 A1
5.469%, 2/25/35(l)		16,133	15,991
RALI Trust,
Series 2005-QA13 2A1
5.379%, 12/25/35(l)		7,129	6,234
Series 2006-QS12 1A1
6.500%, 9/25/36		143,327	64,037
Series 2006-QS13 1A10
6.000%, 9/25/36		9,676	7,772
Series 2007-QA3 A1
5.169%, 5/25/37(l)		160,883	144,176
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.407%, 10/25/39(l)§		479,680	481,477
Residential Asset Securitization Trust,
Series 2005-A11 1A1
5.419%, 10/25/35(l)		34,614	20,308
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		45,529	36,125
Ripon Mortgages plc,
Series 1RA A
5.672%, 8/28/56(l)§	GBP	1,408,643	1,883,093
STARM Mortgage Loan Trust,
Series 2007-1 2A1
5.606%, 2/25/37(l)		$21,245	18,425
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
5.369%, 4/25/47(l)		27,154	23,347
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
5.579%, 7/19/35(l)		17,829	17,019
Series 2006-AR6 1A3
5.349%, 7/25/46(l)		608,057	478,896
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
5.739%, 9/19/32(l)		210	202
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
5.839%, 3/25/37(l)		22,560	16,651
Series 2007-3 3A1
5.789%, 6/25/47(l)		91,847	81,956
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
6.624%, 5/20/36(l)		6,557	6,422
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
5.549%, 10/25/45(l)		2,278	2,234
Series 2005-AR6 1A1A
5.469%, 2/25/45(l)		182,583	179,876
Series 2006-AR16 3A3
4.059%, 12/25/36(l)		10,977	9,732
Series 2007-HY5 2A1
3.427%, 5/25/37(l)		67,651	53,402
Series 2007-HY7 4A2
5.064%, 7/25/37(l)		40,002	35,580
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
5.905%, 12/21/49(l)§	GBP	314,534	420,669
Series 3A B
6.605%, 12/21/49(l)§		100,000	133,813
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
7.750%, 10/25/36(l)		$308,784	288,835

Total Collateralized Mortgage Obligations			9,037,742

Commercial Mortgage-Backed Securities (7.1%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	550,452
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	773,522
BIG Commercial Mortgage Trust,
Series 2022-BIG A
6.438%, 2/15/39(l)§		671,005	662,512
BSST Mortgage Trust,
Series 2021-SSCP A
5.961%, 4/15/36(l)§		482,086	477,570
BX Trust,
Series 2021-ARIA A
6.111%, 10/15/36(l)§		900,000	895,614
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		122,181	120,351
Citigroup Commercial Mortgage Trust,
Series 2013-375P A
3.251%, 5/10/35§		458,134	445,930
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	677,170
Series 2021-2400 A
6.511%, 12/15/38(l)§		657,662	627,157
DC Office Trust,
Series 2019-MTC A
2.965%, 9/15/45§		1,300,000	1,144,651
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	886,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Extended Stay America Trust,
Series 2021-ESH A
6.291%, 7/15/38(l)§		$712,828	$711,493
Series 2021-ESH A1
6.291%, 7/15/38(l)§		445,518	444,856
FNMA ACES,
Series 2020-M33 X2
2.349%, 1/25/31 IO(l)		1,852,827	126,243
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§		339,416	287,661
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		8,145	8,133
Series 2016-GS3 WMB
3.722%, 10/10/49(l)§		100,000	89,932
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	529,638
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
6.326%, 11/15/38(l)§		800,000	795,005
Series 2021-NYAH A
6.221%, 6/15/38(l)§		700,000	690,154
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.047%, 7/15/36(l)§		135,945	135,227
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47		40,441	40,180
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.509%, 4/5/42(l)§		800,000	655,799
Series 2021-230P A
6.380%, 12/15/38(l)§		800,000	764,711
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	642,586
New Orleans Hotel Trust,
Series 2019-HNLA A
6.133%, 4/15/32(l)§		500,000	492,037
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.306%, 11/15/38(l)§		400,000	388,517
ONE Mortgage Trust,
Series 2021-PARK A
5.911%, 3/15/36(l)§		700,000	682,075
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.169%, 11/25/36(l)§		353,242	351,743
Series 2023-FL11 A
7.229%, 10/25/39(l)§		402,377	402,880
STWD Mortgage Trust,
Series 2021-HTS A
6.311%, 4/15/34(l)§		564,326	560,380
Series 2021-LIH A
6.069%, 11/15/36(l)§		1,200,000	1,190,264
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	789,217
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	601,765

Total Commercial Mortgage-Backed Securities			18,642,114

Corporate Bonds (27.2%)
Communication Services (0.4%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	712,240

Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		87,500	87,073
5.152%, 3/20/28§		280,000	283,130

			370,203

Total Communication Services			1,082,443

Consumer Discretionary (1.7%)
Automobiles (1.2%)
Hyundai Capital America
5.800%, 6/26/25§		400,000	402,575
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§		600,000	604,762
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	750,007
2.750%, 3/9/28§		800,000	732,934
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	755,476

			3,245,754

Hotels, Restaurants & Leisure (0.5%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	660,623
Expedia Group, Inc.
3.250%, 2/15/30		500,000	470,735

			1,131,358

Total Consumer Discretionary			4,377,112

Consumer Staples (0.5%)
Food Products (0.3%)
JDE Peet’s NV
2.250%, 9/24/31§		400,000	334,373
Mondelez International, Inc.
4.625%, 7/3/31	CAD	700,000	534,874

			869,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Personal Care Products (0.2%)
Coty, Inc.
4.500%, 5/15/27§	EUR	500,000	$555,184

Total Consumer Staples			1,424,431

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
ONEOK Partners LP
6.850%, 10/15/37		$800,000	899,550

Total Energy			899,550

Financials (12.5%)
Banks (7.0%)
Banco Santander SA
2.746%, 5/28/25		700,000	689,972
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		1,400,000	1,416,861
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)		700,000	612,426
BNP Paribas SA
3.500%, 11/16/27§		300,000	292,044
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		500,000	533,579
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26(k)§		2,300,000	2,221,325
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§		1,000,000	969,182
HSBC USA, Inc.
5.625%, 3/17/25		500,000	501,303
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(y)		300,000	278,250
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)		700,000	700,355
(SOFR + 1.85%), 2.083%, 4/22/26(k)		100,000	98,381
(SOFR + 1.33%), 6.070%, 10/22/27(k)		500,000	518,054
(SOFR + 0.93%), 4.979%, 7/22/28(k)		500,000	509,932
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		900,000	832,323
Lloyds Bank plc
0.000%, 4/2/32(e)(m)		600,000	414,582
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)		400,000	408,707
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 5.799%, 2/20/26(k)		400,000	400,658
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29(k)		300,000	313,353
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)		500,000	517,790
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)		500,000	514,833
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§		400,000	403,571
Norinchukin Bank (The)
5.430%, 3/9/28§		600,000	610,387
Royal Bank of Canada
4.900%, 1/12/28		300,000	307,025
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)		500,000	522,149
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)		700,000	620,292
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	305,308
Standard Chartered plc
(SOFR + 0.93%), 5.797%, 11/23/25(k)§		800,000	800,326
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	304,292
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27§		1,600,000	1,544,848
5.500%, 3/9/28§		300,000	311,208

			18,473,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Capital Markets (3.5%)
Brookfield Finance I UK plc
2.340%, 1/30/32(x)		$700,000	$596,570
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.618%, 5/21/27(k)		500,000	499,352
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 6.550%, 5/15/26(k)(x)		300,000	301,677
(SOFR + 1.27%), 5.727%, 4/25/30(k)		500,000	524,372
(SOFR + 1.21%), 5.049%, 7/23/30(k)(x)		500,000	511,342
HAT Holdings I LLC
3.375%, 6/15/26§		400,000	386,368
8.000%, 6/15/27§		800,000	846,625
Lazard Group LLC
4.500%, 9/19/28		700,000	695,326
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28(k)		500,000	517,304
(SOFR + 1.02%), 5.914%, 4/13/28(k)		500,000	501,858
(SOFR + 1.26%), 5.656%, 4/18/30(k)		500,000	526,139
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	879,015
Stifel Financial Corp.
4.000%, 5/15/30		900,000	863,306
UBS Group AG
4.125%, 4/15/26§		600,000	596,152
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		500,000	506,612
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§		200,000	200,385
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		300,000	293,250

			9,245,653

Consumer Finance (0.7%)
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,347,425
American Honda Finance Corp.
5.000%, 5/23/25		600,000	601,181

			1,948,606

Financial Services (0.6%)
Global Payments, Inc.
2.900%, 5/15/30		700,000	636,540
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	1	—
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		$500,000	520,790
NTT Finance Corp.
4.239%, 7/25/25§		400,000	399,090
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—

			1,556,420

Insurance (0.7%)
First American Financial Corp.
4.000%, 5/15/30		$700,000	665,169
Manulife Financial Corp.
3.703%, 3/16/32		1,100,000	1,045,158
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	133,561

			1,843,888

Total Financials			33,067,883

Industrials (0.5%)
Marine Transportation (0.4%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		$700,000	705,462
5.875%, 9/14/33§		300,000	319,438

			1,024,900

Passenger Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2013-1 A
4.000%, 7/15/25		208,174	203,240

Total Industrials			1,228,140

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
3.137%, 11/15/35§		215,000	183,268
3.187%, 11/15/36§		46,000	38,822
NXP BV
5.350%, 3/1/26		500,000	504,790
5.000%, 1/15/33		1,400,000	1,414,182

			2,141,062

Software (0.2%)
VMware LLC
4.700%, 5/15/30		500,000	502,689

Total Information Technology			2,643,751

Materials (0.2%)
Containers & Packaging (0.2%)
Smurfit Kappa Treasury ULC
5.200%, 1/15/30§		600,000	618,827

Total Materials			618,827

Real Estate (4.0%)
Diversified REITs (0.7%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	1,109,646
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		$500,000	483,811
Store Capital LLC (REIT)
2.700%, 12/1/31		500,000	423,029

			2,016,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Health Care REITs (0.1%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		$200,000	$195,183

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31		300,000	263,093

Office REITs (0.8%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		800,000	772,193
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	96,926
Kilroy Realty LP (REIT)
2.500%, 11/15/32		1,700,000	1,356,881

			2,226,000

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.
6.875%, 12/1/28		400,000	433,728

Residential REITs (0.4%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30(x)		400,000	368,915
Sun Communities Operating LP (REIT)
5.500%, 1/15/29		600,000	616,580

			985,495

Specialized REITs (1.7%)
American Tower Corp. (REIT)
1.875%, 10/15/30		400,000	343,933
EPR Properties (REIT)
3.600%, 11/15/31		800,000	709,644
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	910,631
2.500%, 5/15/31		800,000	706,716
3.900%, 4/15/32		1,200,000	1,144,030
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		700,000	704,209

			4,519,163

Total Real Estate			10,639,148

Utilities (6.0%)
Electric Utilities (4.3%)
Avangrid, Inc.
3.150%, 12/1/24		500,000	497,774
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	304,710
Edison International
3.550%, 11/15/24		500,000	498,652
Enel Finance International NV
2.125%, 7/12/28(e)§		2,300,000	2,110,760
Florida Power & Light Co.
5.050%, 4/1/28		100,000	102,975
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28(x)		2,100,000	1,931,304
Northern States Power Co.
2.600%, 6/1/51		1,400,000	907,555
4.500%, 6/1/52		700,000	642,609
Oncor Electric Delivery Co. LLC
3.500%, 5/15/31§	EUR	500,000	568,354
Pacific Gas and Electric Co.
6.700%, 4/1/53		$1,100,000	1,254,164
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,376,274
SCE Recovery Funding LLC
Series A-1
4.697%, 6/15/40		377,356	379,560
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	305,711
5.375%, 3/30/34		400,000	418,500

			11,298,902

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,343,604
Clearway Energy Operating LLC
3.750%, 2/15/31(x)§		600,000	549,480

			1,893,084

Multi-Utilities (1.0%)
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	937,703
5.300%, 8/15/34§		1,200,000	1,222,599
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	514,863

			2,675,165

Total Utilities			15,867,151

Total Corporate Bonds			71,848,436

Foreign Government Securities (3.0%)
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	582,029
Province of Ontario
3.650%, 6/2/33	CAD	500,000	373,305
4.150%, 6/2/34		700,000	539,204
Province of Quebec
3.600%, 9/1/33		1,025,000	761,146
Republic of Chile
4.850%, 1/22/29		$900,000	918,000
Republic of Colombia
8.000%, 11/14/35		400,000	425,800
Republic of Philippines
5.500%, 1/17/48(x)		600,000	640,380
Republic of South Africa
10.500%, 12/21/26	ZAR	28,300,000	1,720,399
Romania Government Bond
5.625%, 2/22/36§	EUR	600,000	662,547
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	675,000	871,469
United Mexican States
4.490%, 5/25/32	EUR	500,000	561,696

Total Foreign Government Securities			8,055,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Mortgage-Backed Securities (53.6%)
FHLMC
4.500%, 4/1/29	$8,598	$8,632
6.000%, 1/1/37	28,874	30,312
4.000%, 1/1/41	20,934	20,622
3.500%, 3/1/48	57,850	54,570
FHLMC UMBS
3.500%, 2/1/49	19,110	18,019
3.500%, 7/1/49	49,316	46,575
3.500%, 2/1/50	13,134	12,372
3.500%, 4/1/50	18,942	17,854
3.500%, 6/1/52	950,618	885,104
3.000%, 7/1/52	2,082,920	1,868,485
4.500%, 8/1/52	251,631	247,315
4.000%, 10/1/52	299,524	287,534
4.000%, 11/1/52	426,774	409,690
4.000%, 2/1/53	4,337,207	4,162,231
4.000%, 4/1/53	43,829	42,061
5.000%, 6/1/53	5,528,624	5,524,351
5.000%, 7/1/53	5,133,198	5,127,626
4.500%, 8/1/53	1,724,203	1,694,088
5.500%, 8/1/53	737,499	746,659
4.000%, 11/1/53	387,667	371,997
5.500%, 2/1/54	873,325	883,353
5.500%, 3/1/54	9,864,429	9,977,705
5.500%, 4/1/54	992,035	1,004,356
5.500%, 5/1/54	55,516	56,154
6.000%, 6/1/54	299,971	306,509
FNMA
7.023%, 5/1/38(l)	80,869	83,194
FNMA UMBS
4.500%, 1/1/34	10,779	10,846
5.500%, 4/1/34	16,328	16,893
5.500%, 5/1/34	34,197	35,380
2.500%, 2/1/35	390,501	376,285
5.500%, 3/1/38	21,824	22,724
5.000%, 8/1/39	26,777	27,464
4.500%, 12/1/41	6,287	6,337
4.500%, 7/1/44	30,233	30,338
3.500%, 2/1/48	8,758	8,255
3.500%, 11/1/48	10,573	9,962
4.500%, 7/1/52	9,565,062	9,400,989
4.000%, 7/1/53	974,413	935,103
4.500%, 7/1/53	957,468	940,744
5.000%, 7/1/53	652,702	656,568
5.500%, 10/1/53	32,940	33,360
5.500%, 11/1/53	71,596	72,440
5.500%, 12/1/53	897,924	909,582
5.500%, 2/1/54	46,862	47,400
6.000%, 2/1/54	999,900	1,021,696
5.500%, 3/1/54	43,777	44,280
5.500%, 6/1/54	964,271	975,377
6.000%, 7/1/54	2,000,000	2,043,596
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 10/25/54 TBA	21,800,000	19,546,765
4.000%, 10/25/54 TBA	2,300,000	2,207,281
4.500%, 10/25/54 TBA	1,100,000	1,080,836
3.500%, 11/25/54 TBA	16,800,000	15,646,312
4.000%, 11/25/54 TBA	7,200,000	6,911,718
4.500%, 11/25/54 TBA	600,000	589,570
5.000%, 11/25/54 TBA	14,200,000	14,187,243
5.500%, 11/25/54 TBA	25,500,000	25,794,844
6.000%, 11/25/54 TBA	3,000,000	3,066,094
GNMA
3.000%, 7/15/45	5,152	4,764
3.000%, 8/15/45	41,196	38,078
4.500%, 1/20/49	194,587	193,697
5.000%, 1/20/49	2,644	2,686
5.000%, 2/20/49	33,611	34,146
5.000%, 7/20/49	997,266	1,014,095

Total Mortgage-Backed Securities		141,831,116

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37	1,300,000	1,253,089
New York State Urban Development Corp.
1.346%, 3/15/26	800,000	769,452
University of Michigan
3.504%, 4/1/52	900,000	732,111

Total Municipal Bonds		2,754,652

Supranational (0.2%)
European Investment Bank
3.750%, 2/14/33	500,000	495,375

Total Supranational		495,375

U.S. Treasury Obligations (21.5%)
U.S. Treasury Bonds
1.375%, 11/15/40	14,000,000	9,482,654
1.875%, 2/15/41	3,100,000	2,269,765
2.250%, 5/15/41	800,000	619,031
2.375%, 2/15/42	300,000	233,287
3.250%, 5/15/42	5,300,000	4,705,246
3.875%, 2/15/43	2,800,000	2,698,416
3.875%, 5/15/43	1,200,000	1,153,874
4.375%, 8/15/43	1,200,000	1,232,604
3.375%, 5/15/44	1,400,000	1,242,210
4.625%, 5/15/44	300,000	317,667
3.125%, 8/15/44	2,100,000	1,787,708
2.875%, 8/15/45	600,000	487,073
3.000%, 8/15/48	12,600,000	10,200,626
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(t)	834,340	829,021
0.625%, 2/15/43 TIPS	1,641,708	1,314,115
1.375%, 2/15/44 TIPS	134,962	122,760
0.750%, 2/15/45 TIPS	667,865	532,256
0.875%, 2/15/47 TIPS	260,604	208,658
1.000%, 2/15/49 TIPS	124,998	101,685
0.250%, 2/15/50 TIPS	122,344	80,905
0.125%, 2/15/51 TIPS	1,328,954	835,725
0.125%, 2/15/52 TIPS	451,964	280,172
1.500%, 2/15/53 TIPS	529,075	477,113
2.125%, 2/15/54 TIPS	717,416	744,721
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS	5,577,558	5,509,094
0.125%, 4/15/25 TIPS	487,092	478,350
0.375%, 7/15/25 TIPS	2,984,333	2,940,592
0.125%, 10/15/25 TIPS	303,060	297,117
0.625%, 1/15/26 TIPS	264,752	259,631
1.250%, 4/15/28 TIPS(t)	838,912	830,469
0.125%, 7/15/31 TIPS	1,760,355	1,609,088
0.125%, 1/15/32 TIPS	453,876	409,789
0.625%, 7/15/32 TIPS	2,056,883	1,923,343
1.750%, 1/15/34 TIPS	102,326	103,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
1.875%, 7/15/34 TIPS		$501,205	$512,759

Total U.S. Treasury Obligations			56,830,873

Total Long-Term Debt Securities (128.5%) (Cost $351,984,337)			340,021,538

SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Crown Castle Operating Co.
5.27%, 10/29/24(n)(p)§		400,000	398,309
Crown Castle, Inc.
5.26%, 10/24/24(n)(p)§		300,000	298,951
Jones Lang LaSalle Finance BV
4.94%, 10/9/24(n)(p)§		700,000	699,136

Total Commercial Paper			1,396,396

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil
0.00%, 4/1/25(p)	BRL	1,700,000	295,612

	Number of Shares		Value (Note 1)
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)		100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)		300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)		503,238	503,238

Total Investment Companies			903,238

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (2.5%)
U.S. Treasury Bills
4.45%, 10/17/24(p)		$400,000	399,161
4.59%, 11/12/24(p)		2,800,000	2,784,717
4.49%, 12/24/24(p)		3,500,000	3,463,261

Total U.S. Treasury Obligations			6,647,139

Total Short-Term Investments (3.5%) (Cost $9,244,820)			9,242,385

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call/Put Interest Rate Swaptions Purchased Payable (0.1%)
1 Year, February 2025 @2.05% v.3 Month EURIBOR 02/19/2025 at EUR 2.05, European Style Notional Amount: EUR 2,700,000 Counterparty: Citibank NA*		2,700,000	5,100
1 Year, March 2025 @3.25% v.1 Day SONIA 03/10/2025 at GBP 3.25, European Style Notional Amount: GBP 7,500,000 Counterparty: Goldman Sachs Bank USA*		7,500,000	12,479
1 Year, March 2025 @3.25% v.1 Day SONIA 03/06/2025 at GBP 3.25, European Style Notional Amount: GBP 4,900,000 Counterparty: Goldman Sachs Bank USA*		4,900,000	7,876
1 Year, March 2025 @3.25% v.1 Day SONIA 03/18/2025 at GBP 3.25, European Style Notional Amount: GBP 7,500,000 Counterparty: Goldman Sachs Bank USA*		7,500,000	13,550
1 Year, March 2025 @3.25% v.1 Day SONIA 03/13/2025 at GBP 3.25, European Style Notional Amount: GBP 7,500,000 Counterparty: Goldman Sachs Bank USA*		7,500,000	12,953
1 Year, March 2025 @3.25% v.1 Day SONIA 03/12/2025 at GBP 3.25, European Style Notional Amount: GBP 7,500,000 Counterparty: Goldman Sachs Bank USA*		7,500,000	12,795
1 Year, March 2025 @3.25% v.1 Day SONIA 03/11/2025 at GBP 3.25, European Style Notional Amount: GBP 5,000,000 Counterparty: Goldman Sachs Bank USA*		5,000,000	8,424
5 Years, March 2025 @2.93% v.1 Day SONIA 03/06/2025 at GBP 2.93, European Style Notional Amount: GBP 1,800,000 Counterparty: Citibank NA*		1,800,000	9,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Contracts	Value (Note 1)
5 Years, March 2025 @2.94% v.1 Day SONIA 03/24/2025 at GBP 2.94, European Style Notional Amount: GBP 1,600,000 Counterparty: Citibank NA*	1,600,000	$9,951
5 Years, March 2025 @2.96% v.1 Day SONIA 03/10/2025 at GBP 2.96, European Style Notional Amount: GBP 1,700,000 Counterparty: Citibank NA*	1,700,000	10,016

		102,926

Put Options Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
2 Years, September 2025 @3.84% v.1 Day SOFR 09/15/2025 at USD 3.84, European Style Notional Amount: USD 16,800,000 Counterparty: Morgan Stanley*	16,800,000	23,750
31 Years, May 2025 @4.33% v.1 Day SOFR 05/29/2025 at USD 4.33, European Style Notional Amount: USD 700,000 Counterparty: Morgan Stanley*	700,000	5,555
CDX North American Investment Grade 42-V1 11/20/2024 at USD 0.01, American Style Notional Amount: USD 800,000 Counterparty: Goldman Sachs Bank USA*	800,000	445

		29,750

Total Options Purchased (0.1%) (Cost $83,094)		132,676

Total Investments in Securities (132.1%) (Cost $361,312,251)		349,396,599
Other Assets Less Liabilities (-32.1%)		(84,810,621)

Net Assets (100%)		$264,585,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $68,217,949 or 25.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $3,622,212 or 1.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $676,291.

(x)	All or a portion of security is on loan at September 30, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $883,297. This was collateralized by cash of $903,238 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBR — Bank Bill Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDX — Credit Derivative Index

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

REPO_CORRA — Canadian Overnight Repo Rate Average

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Brazil	0.1
Canada	1.4
Cayman Islands	3.9
Chile	0.3
China	0.7
Colombia	0.2
Denmark	0.8
European Union	0.0 #
France	0.4
Germany	0.2
Ireland	1.3
Italy	0.8
Japan	2.5
Jersey	0.2
Mexico	0.2
Netherlands	1.2
Philippines	0.2
Romania	0.3
South Africa	0.7
Spain	0.3
Supranational	0.2
Switzerland	0.6
United Kingdom	2.9
United States	112.5
Cash and Other	(32.1)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	27	12/2024	CAD	2,495,671	19,585
U.S. Treasury 2 Year Note	5	12/2024	USD	1,041,211	3,431
U.S. Treasury 5 Year Note	159	12/2024	USD	17,471,367	32,528
U.S. Treasury 10 Year Note	161	12/2024	USD	18,399,281	9,275

					64,819

Short Contracts
Euro-Bund	(15)	12/2024	EUR	(2,252,793)	(33,327)
Japan 10 Year Bond	(4)	12/2024	JPY	(4,025,744)	(9,118)
U.S. Treasury 10 Year Ultra Note	(68)	12/2024	USD	(8,044,188)	4,686
U.S. Treasury Long Bond	(5)	12/2024	USD	(620,937)	6,907

					(30,852)

					33,967

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	902,000	USD	613,623	Barclays Bank plc	10/2/2024	9,974
BRL	1,668,837	USD	300,637	Goldman Sachs Bank USA**	10/2/2024	5,701
EUR	147,000	USD	162,550	HSBC Bank plc	10/2/2024	1,083
GBP	787,000	USD	1,035,629	HSBC Bank plc	10/2/2024	16,550
USD	3,187,065	CAD	4,299,376	Goldman Sachs Bank USA	10/2/2024	8,112
USD	41,660	DKK	278,685	JPMorgan Chase Bank	10/2/2024	44
USD	8,980,217	EUR	8,057,699	Morgan Stanley	10/2/2024	10,789
TRY	1,737,034	USD	49,003	Barclays Bank plc	10/4/2024	1,690
TRY	2,419,041	USD	67,028	JPMorgan Chase Bank	10/10/2024	3,138
TRY	2,586,104	USD	73,311	JPMorgan Chase Bank	10/24/2024	503
CNY	78,508	USD	11,076	Citibank NA**	10/25/2024	139
CNY	23,614	USD	3,332	JPMorgan Chase Bank**	10/25/2024	41
TRY	6,293,968	USD	178,428	Barclays Bank plc	10/25/2024	1,007
AUD	902,000	USD	620,979	Barclays Bank plc	11/4/2024	2,954
BRL	5,798,487	USD	1,032,678	Citibank NA**	11/4/2024	27,449
USD	3,192,290	CAD	4,297,173	Morgan Stanley	11/4/2024	12,365
USD	14,980	DKK	99,868	Citibank NA	11/4/2024	39
USD	28,615	DKK	190,492	JPMorgan Chase Bank	11/4/2024	115
USD	28,062	DKK	187,416	Morgan Stanley	11/4/2024	23
USD	8,843,416	EUR	7,910,699	Barclays Bank plc	11/4/2024	24,566
USD	7,118,249	GBP	5,322,270	HSBC Bank plc	11/4/2024	2,805
TRY	2,453,135	USD	66,257	JPMorgan Chase Bank	11/6/2024	2,736
TRY	2,315,948	USD	62,475	JPMorgan Chase Bank	11/7/2024	2,589
TRY	4,832,194	USD	122,446	JPMorgan Chase Bank	11/8/2024	13,162
USD	57,106	TWD	1,793,699	Citibank NA**	11/18/2024	186
USD	61,226	TWD	1,924,639	Morgan Stanley**	11/18/2024	151
TRY	9,947,926	USD	267,123	Barclays Bank plc	11/19/2024	8,703
TRY	2,363,567	USD	63,069	Barclays Bank plc	11/21/2024	2,321
TRY	4,894,107	USD	130,560	JPMorgan Chase Bank	11/21/2024	4,839
TRY	9,824,358	USD	260,828	Barclays Bank plc	11/25/2024	9,769
TRY	3,199,247	USD	84,935	Barclays Bank plc	11/26/2024	3,086
TRY	4,190,219	USD	111,442	JPMorgan Chase Bank	11/26/2024	3,843
TRY	5,339,724	USD	141,481	Barclays Bank plc	11/29/2024	4,941
TRY	3,647,276	USD	96,629	JPMorgan Chase Bank	12/11/2024	2,113
TRY	2,770,906	USD	73,891	JPMorgan Chase Bank	12/17/2024	649
TRY	3,953,921	USD	104,920	JPMorgan Chase Bank	12/19/2024	1,216
TRY	1,191,417	USD	31,304	Barclays Bank plc	1/6/2025	99
MXN	3,015,484	USD	148,109	Goldman Sachs Bank USA	2/11/2025	1,920
TRY	249,882	USD	5,157	JPMorgan Chase Bank	3/12/2025	1,038
USD	233,542	BRL	1,300,000	Goldman Sachs Bank USA**	4/2/2025	1,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	2,782,637	USD	62,475	JPMorgan Chase Bank	5/6/2025	3,106
TRY	3,255,743	USD	73,253	JPMorgan Chase Bank	5/8/2025	3,339

Total unrealized appreciation						199,964

CAD	4,300,653	USD	3,192,290	Morgan Stanley	10/2/2024	(12,392)
DKK	100,041	USD	14,980	Citibank NA	10/2/2024	(41)
DKK	190,823	USD	28,615	JPMorgan Chase Bank	10/2/2024	(120)
DKK	187,740	USD	28,062	Morgan Stanley	10/2/2024	(27)
EUR	7,910,699	USD	8,831,375	Barclays Bank plc	10/2/2024	(25,581)
GBP	5,322,270	USD	7,118,536	HSBC Bank plc	10/2/2024	(2,927)
USD	620,666	AUD	902,000	Barclays Bank plc	10/2/2024	(2,932)
USD	294,000	BRL	1,667,574	Goldman Sachs Bank USA**	10/2/2024	(12,106)
USD	30,203	DKK	202,694	Morgan Stanley	10/2/2024	(65)
USD	7,823,479	GBP	5,930,270	Barclays Bank plc	10/2/2024	(104,995)
USD	235,187	GBP	179,000	Morgan Stanley	10/2/2024	(4,127)
USD	1,423,693	ZAR	25,961,761	Citibank NA	10/18/2024	(76,819)
USD	21,538	CNY	154,111	JPMorgan Chase Bank**	10/25/2024	(477)
TWD	7,420,637	USD	237,000	Goldman Sachs Bank USA**	11/18/2024	(1,520)
USD	345,250	TWD	11,008,807	Citibank NA**	11/18/2024	(4,095)
USD	67,880	TWD	2,174,426	HSBC Bank plc**	11/18/2024	(1,121)
USD	40,963	TWD	1,331,093	JPMorgan Chase Bank**	11/18/2024	(1,277)
USD	11,076	CNY	78,328	Citibank NA**	11/20/2024	(138)
USD	3,332	CNY	23,559	JPMorgan Chase Bank**	11/20/2024	(41)
TRY	1,924,340	USD	52,921	Barclays Bank plc	11/29/2024	(153)
USD	300,637	BRL	1,680,261	Goldman Sachs Bank USA**	12/3/2024	(5,566)
MXN	8,930,000	USD	455,788	Barclays Bank plc	12/18/2024	(7,721)
USD	53,506	BRL	300,000	Goldman Sachs Bank USA**	4/2/2025	(141)
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	(91)

Total unrealized depreciation						(264,473)

Net unrealized depreciation						(64,509)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Written Call Options Contracts as of September 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, February 2025 @2.05%v.6 Month EURIBOR	Citibank NA	300,000	EUR	(300,000)	EUR	2.05	2/19/2025	(2,210)
10 Years, March 2025 @3.24% v.1 Day SONIA	Goldman Sachs Bank USA	500,000	GBP	(500,000)	GBP	3.24	3/6/2025	(6,044)
10 Years, March 2025 @3.25% v.1 Day SONIA	Goldman Sachs Bank USA	800,000	GBP	(800,000)	GBP	3.25	3/12/2025	(10,077)
10 Years, March 2025 @3.25% v.1 Day SONIA	Goldman Sachs Bank USA	500,000	GBP	(500,000)	GBP	3.25	3/11/2025	(6,318)
10 Years, March 2025 @3.25% v.1 Day SONIA	Goldman Sachs Bank USA	800,000	GBP	(800,000)	GBP	3.25	3/13/2025	(10,287)
10 Years, March 2025 @3.25% v.1 Day SONIA	Goldman Sachs Bank USA	800,000	GBP	(800,000)	GBP	3.25	3/18/2025	(10,556)
10 Years, March 2025 @3.26% v.1 Day SONIA	Goldman Sachs Bank USA	800,000	GBP	(800,000)	GBP	3.26	3/10/2025	(10,142)
10 Years, October 2024 @3.05% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.05	10/9/2024	(74)
10 Years, October 2024 @3.12% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.12	10/28/2024	(523)
2 Years, September 2025 @1.63%v.1 Day SOFR	Morgan Stanley	16,800,000	USD	(16,800,000)	USD	1.63	9/15/2025	(14,182)
5 Years, March 2025 @1.95% v.6 Month EURIBOR	Citibank NA	1,800,000	EUR	(1,800,000)	EUR	1.95	3/24/2025	(12,405)
5 Years, March 2025 @1.96% v.6 Month EURIBOR	Citibank NA	2,000,000	EUR	(2,000,000)	EUR	1.96	3/6/2025	(12,960)
5 Years, March 2025 @2.01% v.6 Month EURIBOR	Citibank NA	2,000,000	EUR	(2,000,000)	EUR	2.01	3/10/2025	(15,060)

								(110,838)

Written Put Options Contracts as of September 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, October 2024 @3.45% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.45	10/9/2024	(380)
10 Years, October 2024 @3.47% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.47	10/28/2024	(756)
CDX North American Investment Grade 42-V1	Goldman Sachs Bank USA	1,600,000	USD	(1,600,000)	USD	0.01	11/20/2024	(352)

								(1,488)

Total Written Options Contracts (Premiums Received ($61,628))								(112,326)

OTC Credit default swap contracts outstanding - sell protection as of September 30, 2024 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	0.65	USD	1,600,000	(33,648)	46,088	12,440
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	0.65	USD	1,700,000	(34,268)	47,486	13,218

								(67,916)	93,574	25,658

								(67,916)	93,574	25,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2024 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.44	USD	200,000	2,261	1,713	3,974
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.47	USD	100,000	1,106	989	2,095
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	650,000	13,321	1,522	14,843
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	1,000,000	15,924	6,878	22,802
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	900,000	15,093	5,460	20,553
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	700,000	12,454	3,531	15,985
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	300,000	5,387	1,464	6,851
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	600,000	10,789	2,913	13,702
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	500,000	8,827	2,591	11,418
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	500,000	8,856	2,562	11,418
CDX North American Investment Grade 42- V1	1.00	Quarterly	6/20/2029	0.48	USD	650,000	13,263	1,580	14,843
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	600,000	13,632	(115)	13,517
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.49	USD	300,000	6,741	95	6,836
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.49	USD	300,000	6,682	95	6,777
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	300,000	6,742	17	6,759
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	300,000	6,825	(66)	6,759
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	300,000	6,800	(41)	6,759
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	200,000	4,492	14	4,506
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	900,000	20,262	14	20,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	1,300,000	29,462	(173)	29,289
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	500,000	11,306	(42)	11,264
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	500,000	11,275	(11)	11,264
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	600,000	13,397	120	13,517
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	500,000	11,212	52	11,264
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	200,000	4,479	27	4,506
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	1,200,000	27,000	35	27,035
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	900,000	20,178	98	20,276
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.53	USD	200,000	4,446	60	4,506
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.49	USD	300,000	6,682	95	6,777

Total Centrally Cleared Credit default swap contracts outstanding							318,894	31,477	350,371

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2024 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	305,000	3,521	1,932	5,453
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	150,000	1,756	926	2,682
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	800,000	4,181	15,295	19,476
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	150,000	1,713	969	2,682
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	250,000	1,970	2,500	4,470
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	250,000	1,690	2,780	4,470
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	250,000	2,146	2,324	4,470
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	325,000	2,979	2,831	5,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	325,000	2,615	3,196	5,811
6 month EURIBOR Semi-Annual	2.78 annually	Pay	5/2/2029	EUR	200,000	—	4,440	4,440
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	12,188	22,386	34,574
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	325,000	2,472	3,339	5,811
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	325,000	2,657	3,154	5,811
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	200,000	602	2,974	3,576
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	400,000	1,228	5,924	7,152
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	100,000	333	2,101	2,434
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	950,000	5,305	11,680	16,985
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	500,000	2,110	10,062	12,172
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	750,000	9,337	4,072	13,409
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	295,000	3,521	1,753	5,274
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	300,000	3,519	1,845	5,364
6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	100,000	622	2,698	3,320
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	950,000	5,177	11,808	16,985
6 month BBR Semi- Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	7,135	14,903	22,038
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	350,000	4,449	1,809	6,258
1 day SONIA Annual	4.00 annually	Pay	9/18/2029	GBP	840,000	14,153	4,668	18,821
1 day SOFR Annual	3.28 annually	Receive	9/16/2034	USD	200,000	—	1,138	1,138
1 day SOFR Annual	3.24 annually	Receive	9/16/2034	USD	100,000	—	888	888
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	400,000	261	(260)	1
1 day SONIA Annual	4.00 annually	Pay	9/18/2029	GBP	460,000	8,118	2,189	10,307
1 day SOFR Annual	3.10 annually	Receive	7/5/2031	USD	100,000	(180)	952	772
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,670,305	17,394	1,687,699
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	473,129	(69,444)	403,685
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	122,303	(13,679)	108,624
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	211,828	(8,267)	203,561
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	900,000	822	(820)	2
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	1,100,000	(2)	4	2

						2,583,963	72,464	2,656,427

6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	450,000	(4,711)	4,328	(383)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	310,000	898	(1,162)	(264)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	290,000	1,283	(1,530)	(247)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	300,000	(1,770)	1,515	(255)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	230,000	221	(417)	(196)
6 month BBR Semi- Annual	4.00 semi-annually	Pay	3/19/2035	AUD	900,000	(973)	(2,668)	(3,641)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	150,000	(513)	385	(128)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	10,000	(109)	100	(9)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	220,000	217	(404)	(187)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(96,650)	(6,089)	(102,739)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	150,000	(120)	(8)	(128)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	150,000	(46)	(82)	(128)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	200,000	1,850	(2,020)	(170)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	200,000	2,249	(2,419)	(170)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	290,000	(3,187)	2,940	(247)
1 day CDI At Termination	11.41 at termination	Pay	1/4/2027	BRL	12,015,295	—	(38,574)	(38,574)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Receive	12/20/2033	CAD	700,000	(25,364)	(13,194)	(38,558)
1 day SOFR Annual	3.35 annually	Receive	6/30/2031	USD	500,000	(404)	(3,029)	(3,433)
1 day SOFR Annual	3.35 annually	Receive	6/30/2031	USD	100,000	(260)	(427)	(687)
1 day SOFR Annual	3.35 annually	Receive	6/30/2031	USD	300,000	(873)	(1,187)	(2,060)
1 day SOFR Annual	3.68 annually	Receive	8/13/2034	USD	200,000	—	(5,349)	(5,349)
1 day SOFR Annual	3.75 annually	Receive	12/18/2034	USD	500,000	(13,575)	(5,174)	(18,749)
1 day SOFR Annual	3.57 annually	Receive	8/14/2034	USD	200,000	—	(3,483)	(3,483)
1 day SOFR Annual	3.60 annually	Receive	8/19/2034	USD	200,000	—	(3,977)	(3,977)
1 day SOFR Annual	3.75 annually	Receive	12/18/2034	USD	100,000	542	(4,292)	(3,750)
1 day SOFR Annual	3.75 annually	Receive	12/18/2034	USD	200,000	759	(8,259)	(7,500)
1 day SOFR Annual	3.30 annually	Receive	7/2/2031	USD	400,000	(5,523)	3,937	(1,586)
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	700,000	—	(21,657)	(21,657)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,149	(13,684)	(5,535)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	11,100	(22,170)	(11,070)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,874	(5,642)	(2,768)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,580	(11,115)	(5,535)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,002	(12,537)	(5,535)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	13,641	(24,711)	(11,070)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,431	(10,966)	(5,535)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	40,141	(81,655)	(41,514)
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	(25,243)	(25,243)
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	(2,958)	(2,958)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,914	(15,217)	(8,303)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	(6,037)	(6,037)
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	(7,920)	(7,920)
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	(18,413)	(18,413)
1 day SOFR Annual	3.75 annually	Receive	12/18/2034	USD	200,000	1,277	(8,777)	(7,500)
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	(37,372)	(37,372)
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	100,000	—	(3,079)	(3,079)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	(4,617)	(4,617)
1 day SOFR At Termination	3.65 at termination	Pay	11/22/2024	USD	2,500,000	(5,087)	(34,358)	(39,445)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,917	(10,452)	(5,535)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,237	(11,772)	(5,535)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,223	(13,758)	(5,535)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,317	(15,620)	(8,303)
1 day SOFR Annual	3.75 annually	Receive	12/18/2034	USD	100,000	492	(4,242)	(3,750)
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	(10,458)	(10,458)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(8,445)	(8,186)	(16,631)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(4,855)	(4,384)	(9,239)
1 day SOFR Annual	4.25 annually	Receive	11/22/2033	USD	200,000	(10,707)	(1,846)	(12,553)
1 day SOFR Annual	3.95 annually	Receive	12/19/2033	USD	200,000	(6,350)	(1,238)	(7,588)
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	(22,155)	(22,155)
1 day SOFR Annual	3.75 annually	Receive	12/18/2034	USD	325,000	(2,118)	(10,069)	(12,187)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(7,544)	(3,543)	(11,087)
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	(3,009)	(3,009)
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	(3,009)	(3,009)
1 day SOFR Annual	3.68 annually	Receive	1/3/2034	USD	100,000	—	(1,557)	(1,557)
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,500,000	16,780	(73,175)	(56,395)
1 day SOFR At Termination	5.16 at termination	Receive	5/31/2025	USD	2,400,000	(61)	(13,234)	(13,295)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	700,000	—	(47,120)	(47,120)
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	244,054	(436,374)	(192,320)
1 day SOFR At Termination	2.70 at termination	Pay	4/4/2025	USD	2,800,000	—	(60,943)	(60,943)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(35,889)	(26,938)	(62,827)

						163,014	(1,241,749)	(1,078,735)

Total Centrally Cleared Interest rate swap contracts outstanding						2,746,977	(1,169,285)	1,577,692

(1)	Value of floating rate index at September 30, 2024 was as follows:

Floating Rate Index	Value
1 day CDI BRL	1.89%
1 day REPO_CORRA CAD	1.11%
1 day SOFR USD	4.96%
1 day SONIA GBP	4.95%
6 month BBR AUD	4.62%
6 month EURIBOR EUR	3.11%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$30,525,255	$—	$30,525,255
Centrally Cleared Credit Default Swaps	—	31,925	—	31,925
OTC Credit Default Swaps	—	93,574	—	93,574
Centrally Cleared Interest Rate Swaps	—	178,139	—	178,139
Collateralized Mortgage Obligations	—	9,037,742	—	9,037,742
Commercial Mortgage-Backed Securities	—	18,642,114	—	18,642,114
Corporate Bonds
Communication Services	—	1,082,443	—	1,082,443
Consumer Discretionary	—	4,377,112	—	4,377,112
Consumer Staples	—	1,424,431	—	1,424,431
Energy	—	899,550	—	899,550
Financials	—	33,067,883	—	33,067,883
Industrials	—	1,228,140	—	1,228,140
Information Technology	—	2,643,751	—	2,643,751
Materials	—	618,827	—	618,827
Real Estate	—	10,639,148	—	10,639,148
Utilities	—	15,867,151	—	15,867,151
Foreign Government Securities	—	8,055,975	—	8,055,975
Forward Currency Contracts	—	199,964	—	199,964
Futures	76,412	—	—	76,412
Mortgage-Backed Securities	—	141,831,116	—	141,831,116
Municipal Bonds	—	2,754,652	—	2,754,652
Options Purchased
Call Options Purchased	—	102,926	—	102,926
Put Options Purchased	—	29,750	—	29,750
Short-Term Investments
Commercial Paper	—	1,396,396	—	1,396,396
Foreign Government Treasury Bill	—	295,612	—	295,612
Investment Companies	903,238	—	—	903,238
U.S. Treasury Obligations	—	6,647,139	—	6,647,139
Supranational	—	495,375	—	495,375
U.S. Treasury Obligations	—	56,830,873	—	56,830,873

Total Assets	$979,650	$348,996,963	$—	$349,976,613

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(448)	$—	$(448)
Centrally Cleared Interest Rate Swaps	—	(1,347,424)	—	(1,347,424)
Forward Currency Contracts	—	(264,473)	—	(264,473)
Futures	(42,445)	—	—	(42,445)
Options Written
Call Options Written	—	(110,838)	—	(110,838)
Put Options Written	—	(1,488)	—	(1,488)

Total Liabilities	$(42,445)	$(1,724,671)	$—	$(1,767,116)

Total	$937,205	$347,272,292	$—	$348,209,497

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,049,206
Aggregate gross unrealized depreciation	(23,182,645)

Net unrealized depreciation	$(19,133,439)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$370,340,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (28.4%)
Allegro CLO XI Ltd.,
Series 2019-2A A1AR
6.529%, 1/19/33(l)§	$3,200,000	$3,202,442
Ally Auto Receivables Trust,
Series 2023-1 A2
5.760%, 11/15/26	1,616,870	1,619,938
ARI Fleet Lease Trust,
Series 2024-A A1
5.568%, 3/14/25§	741,980	742,622
Series 2024-B A2
5.540%, 4/15/33§	1,500,000	1,517,984
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-3A A
2.360%, 3/20/26§	3,000,000	2,979,500
BA Credit Card Trust,
Series 2022-A2 A2
5.000%, 4/15/28	2,800,000	2,821,689
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR
6.375%, 7/19/34(l)§	3,200,000	3,201,418
Bank of America Auto Trust,
Series 2023-1A A2
5.830%, 5/15/26§	1,748,817	1,751,701
Series 2023-2A A2
5.850%, 8/17/26§	4,837,845	4,854,630
BMW Vehicle Lease Trust,
Series 2023-2 A2
5.950%, 8/25/25	1,602,033	1,604,732
Capital One Multi-Asset Execution Trust,
Series 2021-A3 A3
1.040%, 11/15/26	3,300,000	3,285,254
Capital One Prime Auto Receivables Trust,
Series 2023-2 A2B
5.932%, 10/15/26(l)	2,525,164	2,526,451
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A A1RR
6.502%, 7/20/32(l)§	2,800,000	2,802,240
CarMax Auto Owner Trust,
Series 2022-2 A3
3.490%, 2/16/27	2,165,659	2,148,545
Series 2023-2 A2B
6.192%, 6/15/26(l)	1,151,220	1,152,538
Series 2023-3 A2A
5.720%, 11/16/26	505,308	506,335
Series 2023-4 A2B
6.142%, 12/15/26(l)	3,159,183	3,163,878
Series 2024-1 A2A
5.300%, 3/15/27	835,759	837,882
Series 2024-2 A2A
5.650%, 5/17/27	2,000,000	2,013,659
CarVal CLO I Ltd.,
Series 2018-1A AR
6.516%, 7/16/31(l)§	3,384,344	3,387,939
Carvana Auto Receivables Trust,
Series 2023-P4 A2
6.230%, 1/11/27§	1,650,460	1,655,771
Series 2023-P5 A2
5.770%, 4/12/27§	629,465	631,061
Chase Auto Owner Trust,
Series 2023-AA A2
5.900%, 3/25/27§	3,206,986	3,220,572
Series 2024-1A A2
5.480%, 4/26/27§	1,623,889	1,629,519
Chesapeake Funding II LLC,
Series 2024-1A A2
6.112%, 5/15/36(l)§	1,814,794	1,816,120
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6
5.981%, 5/14/29(l)	4,000,000	4,043,408
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
5.049%, 1/25/37(l)	29,262	21,529
Citizens Auto Receivables Trust,
Series 2023-1 A3
5.840%, 1/18/28§	1,400,000	1,419,738
Series 2023-2 A2A
6.090%, 10/15/26§	1,223,080	1,227,397
Series 2024-2 A2B
5.882%, 11/16/26(l)§	2,000,000	2,000,523
CNH Equipment Trust,
Series 2023-B A2
5.900%, 2/16/27	1,998,965	2,007,123
Daimler Trucks Retail Trust,
Series 2023-1 A2
6.030%, 9/15/25	825,413	826,981
Dell Equipment Finance Trust,
Series 2023-2 A2
5.840%, 1/22/29§	1,707,291	1,710,639
Series 2023-3 A2
6.100%, 4/23/29§	2,419,060	2,427,012
Dllad LLC,
Series 2024-1A A2
5.500%, 8/20/27§	2,000,000	2,018,139
DLLST LLC,
Series 2024-1A A1
5.562%, 1/21/25§	118,168	118,226
Dryden 38 Senior Loan Fund,
Series 2015-38A ARR
6.451%, 7/15/30(l)§	2,420,614	2,422,628
Enterprise Fleet Financing LLC,
Series 2022-1 A2
3.030%, 1/20/28§	836,285	832,266
Series 2024-2 A1
5.613%, 5/20/25§	2,140,996	2,145,509
Series 2024-3 A2
5.310%, 4/20/27§	500,000	504,826
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	4,872,910	4,701,221
Ford Credit Auto Lease Trust,
Series 2023-B A2B
5.932%, 2/15/26(l)	2,368,238	2,369,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust,
Series 2024-B A2A
5.400%, 4/15/27	$8,000,000	$8,064,977
Series 2024-C A2A
4.320%, 8/15/27	6,000,000	5,998,504
GM Financial Automobile Leasing Trust,
Series 2024-1 A2B
5.795%, 6/22/26(l)	3,428,434	3,430,393
Series 2024-3 A2A
4.290%, 1/20/27	3,500,000	3,499,400
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2 A2A
5.100%, 5/18/26	987,669	988,074
Series 2023-4 A2B
5.872%, 11/16/26(l)	1,362,433	1,363,276
Golub Capital Partners Static Ltd.,
Series 2024-1A A1
6.512%, 4/20/33(l)§	2,753,815	2,757,354
GSAA Home Equity Trust,
Series 2007-6 A4
5.569%, 5/25/47(l)	70,866	46,686
Harley-Davidson Motorcycle Trust,
Series 2023-A A2A
5.320%, 6/15/26	546,084	546,254
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,000,000	1,970,079
Series 2023-1A A
5.490%, 6/25/27§	2,900,000	2,929,763
Hyundai Auto Lease Securitization Trust,
Series 2023-C A2B
5.942%, 3/16/26(l)§	2,929,372	2,931,699
Hyundai Auto Receivables Trust,
Series 2023-A A2A
5.190%, 12/15/25	430,677	430,888
Series 2023-C A2B
5.972%, 1/15/27(l)	4,240,012	4,244,987
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
6.196%, 7/25/35(l)§	3,200,000	3,201,302
Kubota Credit Owner Trust,
Series 2023-1A A2
5.400%, 2/17/26§	1,398,494	1,399,267
LAD Auto Receivables Trust,
Series 2023-2A A2
5.930%, 6/15/27§	739,046	741,308
Series 2023-3A A2
6.090%, 6/15/26§	193,403	193,622
LCCM Trust,
Series 2021-FL2 A
6.411%, 12/13/38(l)§	4,847,423	4,800,582
LCM 31 Ltd.,
Series 31A AR
6.562%, 7/20/34(l)§	1,600,000	1,601,680
Madison Park Funding XXIX Ltd.,
Series 2018-29A AR
6.459%, 10/18/30(l)§	1,863,908	1,865,358
Massachusetts Educational Financing Authority,
Series 2008-1 A1
6.571%, 4/25/38(l)	34,220	33,476
Master Credit Card Trust II,
Series 2024-1A A
6.091%, 1/21/28(l)§	5,000,000	5,015,859
Mercedes-Benz Auto Lease Trust,
Series 2024-B A2A
4.570%, 12/15/26	4,000,000	4,001,372
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	830,339	779,673
Series 2020-GA A
1.170%, 9/16/69§	680,235	631,072
Series 2020-IA A1B
6.211%, 4/15/69(l)§	2,424,678	2,423,924
Series 2021-FA A
1.110%, 2/18/70§	7,191,036	6,370,368
Navient Student Loan Trust,
Series 2017-5A A
6.195%, 7/26/66(l)§	1,719,198	1,718,111
Series 2023-BA A1B
7.042%, 3/15/72(l)§	1,145,150	1,152,029
Nelnet Student Loan Trust,
Series 2005-3 A5
5.753%, 12/24/35(l)	900,170	888,750
Series 2013-5A A
6.025%, 1/25/37(l)§	530,738	527,415
Series 2016-1A A
6.195%, 9/25/65(l)§	2,304,410	2,297,898
Series 2019-2A A
6.295%, 6/27/67(l)§	509,350	507,128
Nissan Auto Receivables Owner Trust,
Series 2023-A A2B
5.992%, 2/17/26(l)	1,878,006	1,879,124
Series 2023-B A2B
5.902%, 5/15/26(l)	1,468,432	1,469,691
Northwoods Capital XII-B Ltd.,
Series 2018-12BA AR
6.137%, 6/15/31(l)§	4,000,000	3,999,880
PHEAA Student Loan Trust,
Series 2016-2A A
6.345%, 11/25/65(l)§	886,018	877,052
PRET LLC,
Series 2021-NPL3 A1
4.868%, 7/25/51(e)§	4,418,163	4,374,381
Series 2021-NPL6 A1
2.487%, 7/25/51(e)§	1,019,998	1,011,784
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1
4.992%, 2/25/61(e)§	851,284	848,789
Rad CLO 4 Ltd.,
Series 2019-4A AR
6.515%, 4/25/32(l)§	2,706,844	2,708,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note1)
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A
5.919%, 7/25/36(l)§	$333,720	$331,557
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
6.311%, 1/15/33(l)§	4,000,000	4,000,684
SBA Tower Trust (REIT),
4.831%, 10/15/29§	1,500,000	1,491,031
SBNA Auto Lease Trust,
Series 2023-A A2
6.270%, 4/20/26§	2,536,087	2,548,574
Series 2024-C A2
4.940%, 11/20/26§	4,000,000	4,005,467
SLM Student Loan Trust,
Series 2004-10 A7B
6.221%, 10/25/29(l)§	19,549	19,549
Series 2010-1 A
5.795%, 3/25/25(l)	1,062,695	1,039,270
Series 2012-3 A
6.045%, 12/27/38(l)	3,110,679	3,098,559
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	245,286	243,156
Series 2020-PTA A2A
1.600%, 9/15/54§	835,255	775,880
Symphony CLO XXII Ltd.,
Series 2020-22A A1AR
6.031%, 4/18/33(l)§	800,000	800,140
Tesla Auto Lease Trust,
Series 2023-A A2
5.860%, 8/20/25§	1,611,454	1,613,126
Series 2023-B A2
6.020%, 9/22/25§	1,329,777	1,331,739
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,480,738
Toyota Auto Receivables Owner Trust,
Series 2023-A A2
5.050%, 1/15/26	505,190	505,223
Toyota Lease Owner Trust,
Series 2023-B A2B
5.896%, 4/20/26(l)§	2,024,002	2,025,100
TSTAT Ltd.,
Series 2022-1A A1RR
6.432%, 7/20/37(l)§	2,000,000	2,000,908
United States Small Business Administration,
Series 2005-20B 1
4.625%, 2/1/25	683	681
Series 2008-20G 1
5.870%, 7/1/28	211,743	217,651
Series 2008-20H 1
6.020%, 8/1/28	175,406	177,331
Verdelite Static CLO Ltd.,
Series 2024-1A A
6.424%, 7/20/32(l)§	2,100,000	2,101,873
Verizon Master Trust,
Series 2024-6 A1B
6.011%, 8/20/30(l)	4,000,000	3,999,973
Volkswagen Auto Lease Trust,
Series 2023-A A2B
5.916%, 1/20/26(l)	1,424,431	1,425,372
Series 2024-A A1
5.516%, 3/20/25	869,333	869,935
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2 A2A
5.720%, 3/22/27	594,875	598,879
Voya CLO Ltd.,
Series 2019-2A AR
6.482%, 7/20/32(l)§	4,000,000	4,001,128
World Omni Auto Receivables Trust,
Series 2023-A A2A
5.180%, 7/15/26	593,353	593,508
Series 2024-C A2A
4.780%, 1/18/28	800,000	802,650
World Omni Automobile Lease Securitization Trust,
Series 2024-A A2B
5.772%, 2/16/27(l)	2,000,000	2,000,541

Total Asset-Backed Securities		230,492,797

Collateralized Mortgage Obligations (11.0%)
Alternative Loan Trust,
Series 2005-61 2A1
5.529%, 12/25/35(l)	4,922	4,443
Series 2005-62 2A1
6.123%, 12/25/35(l)	20,608	17,336
Series 2006-OA22 A1
5.289%, 2/25/47(l)	91,114	87,682
Series 2007-OA7 A1A
5.329%, 5/25/47(l)	21,758	20,553
American Home Mortgage Assets Trust,
Series 2006-1 2A1
5.159%, 5/25/46(l)	1,137,615	966,947
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	508,852	453,252
BCAP LLC Trust,
Series 2006-AA2 A1
5.309%, 1/25/37(l)	123,246	112,815
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
5.240%, 9/25/35(l)	283,365	169,730
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.250%, 2/25/33(l)	568	437
Series 2003-3 3A2
6.640%, 5/25/33(l)	6,304	5,938
Series 2003-8 2A1
5.688%, 1/25/34(l)	502	481
Series 2003-8 4A1
6.540%, 1/25/34(l)	2,115	2,107
Series 2004-10 15A1
7.587%, 1/25/35(l)	7,096	7,014
Series 2004-10 21A1
5.432%, 1/25/35(l)	153,104	146,746
Series 2007-3 1A1
4.300%, 5/25/47(l)	529,395	478,821
CHL Mortgage Pass- Through Trust,
Series 2005-25 A11
5.500%, 11/25/35	53,450	25,735
Series 2005-3 1A2
5.549%, 4/25/35(l)	35,608	33,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
7.410%, 5/25/35(l)	$627	$623
Series 2005-11 A2A
7.230%, 10/25/35(l)	24,829	24,801
Series 2005-12 2A1
5.769%, 8/25/35(l)§	47,394	44,751
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
7.560%, 9/25/35(l)	1,599	1,595
Series 2005-6 A2
6.940%, 9/25/35(l)	4,045	3,961
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
6.059%, 3/25/32(l)§	191	181
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
5.069%, 10/25/36(l)	372	298
FHLMC,
Series 2142 Z
6.500%, 4/15/29	680	687
Series 2411 FJ
5.807%, 12/15/29(l)	207	206
Series 3222 FN
5.857%, 9/15/36(l)	6,476	6,428
Series 3241 FM
5.837%, 11/15/36(l)	3,431	3,402
Series 3245 NF
5.937%, 11/15/36(l)	122,155	121,487
Series 330 F4
5.816%, 10/15/37 STRIPS(l)	1,421,737	1,398,091
Series 343 F4
5.816%, 10/15/37 STRIPS(l)	414,634	409,183
Series 3807 FM
5.957%, 2/15/41(l)	137,646	137,006
Series 3850 FC
5.877%, 4/15/41(l)	116,345	115,445
Series 3898 TF
5.957%, 7/15/39(l)	10,204	10,115
Series 3927 FH
5.907%, 9/15/41(l)	126,719	125,782
Series 4283 JF
5.857%, 12/15/43(l)	1,126,103	1,115,776
Series 4367 GF
5.816%, 3/15/37(l)	1,045,434	1,027,082
Series 4615 AF
5.816%, 10/15/38(l)	365,643	363,606
Series 4678 AF
5.866%, 12/15/42(l)	1,582,431	1,563,767
Series 4774 BF
5.757%, 2/15/48(l)	1,616,679	1,586,568
Series 4779 WF
5.816%, 7/15/44(l)	1,598,071	1,618,225
Series 4875 F
5.907%, 4/15/49(l)	1,007,835	994,394
Series 4906 WF
5.866%, 12/15/38(l)	729,136	719,276
Series 4913 FC
5.886%, 6/15/44(l)	1,227,749	1,267,332
Series 4948 E
2.500%, 10/25/48	386,497	355,427
Series 5115 EM
1.000%, 9/15/44	4,931,529	4,314,024
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	1,829	1,909
Series T-62 1A1
6.323%, 10/25/44(l)	93,728	84,842
Series T-63 1A1
6.323%, 2/25/45(l)	120,418	114,895
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
6.774%, 6/25/34(l)	12,536	12,422
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
6.747%, 8/25/35(l)	19,770	13,938
FNMA,
Series 2003-W8 3F2
5.745%, 5/25/42(l)	6,220	6,199
Series 2005-38 F
5.695%, 5/25/35(l)	9,502	9,421
Series 2006-118 A2
5.523%, 12/25/36(l)	39,469	38,495
Series 2006-5 3A2
6.579%, 5/25/35(l)	15,257	15,646
Series 2007-109 GF
6.075%, 12/25/37(l)	290,659	291,396
Series 2007-84 FN
5.895%, 8/25/37(l)	110,203	109,726
Series 2010-74 AF
5.935%, 7/25/37(l)	88,804	88,614
Series 2014-42 FA
5.866%, 7/25/44(l)	397,332	389,292
Series 2014-86 PA
2.000%, 12/25/44	170,563	151,802
Series 2015-64 KF
5.816%, 9/25/45(l)	1,406,640	1,378,540
Series 2016-11 AF
5.966%, 3/25/46(l)	1,203,033	1,191,106
Series 2016-84 DF
5.886%, 11/25/46(l)	337,540	329,634
Series 2016-97 CF
5.886%, 12/25/56(l)	830,881	810,264
Series 2017-108 AF
5.695%, 1/25/48(l)	747,365	737,461
Series 2019-41 FD
5.895%, 8/25/59(l)	720,205	714,933
Series 2019-53 FA
5.866%, 9/25/49(l)	1,434,991	1,395,078
Series 2019-60 WF
5.866%, 10/25/59(l)	719,472	724,571
Series 2019-9 FA
5.866%, 3/25/49(l)	259,345	256,277
Series 2020-22 FA
5.795%, 4/25/50(l)	3,137,217	3,074,082
Series 2024-38 FA
6.151%, 1/25/51(l)	3,635,208	3,684,551
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	1,172,399	1,017,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA,
Series 2012-H08 FC
6.037%, 4/20/62(l)	$321,878	$321,731
Series 2012-H12 FA
6.017%, 4/20/62(l)	354,359	354,070
Series 2012-H12 FB
6.517%, 2/20/62(l)	390,204	392,811
Series 2013-H13 FT
5.100%, 5/20/63(l)	109,577	108,998
Series 2015-H04 FA
6.117%, 12/20/64(l)	717,893	716,956
Series 2015-H32 FA
6.217%, 12/20/65(l)	1,657,677	1,657,615
Series 2016-H14 FA
6.267%, 6/20/66(l)	1,214,942	1,215,874
Series 2016-H17 FK
6.317%, 7/20/66(l)	308,896	309,337
Series 2016-H20 PT
7.852%, 9/20/66(l)	1,611,584	1,650,986
Series 2017-H07 FG
5.927%, 2/20/67(l)	1,869,452	1,865,562
Series 2018-H18 FC
5.817%, 8/20/65(l)	463,977	462,095
Series 2019-54 KF
5.735%, 5/20/44(l)	1,137,480	1,105,904
Series 2019-90 F
5.525%, 7/20/49(l)	1,218,255	1,198,691
Series 2020-17 EU
2.500%, 10/20/49	207,397	190,080
Series 2020-63 PF
5.475%, 4/20/50(l)	4,555,142	4,456,568
Series 2021-122 FA
3.000%, 7/20/51(l)	10,549,085	9,305,258
Series 2021-H09 FG
6.845%, 6/20/71(l)	1,300,248	1,327,007
Series 2023-H26 DF
5.645%, 9/20/73(l)	5,352,019	5,315,351
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
5.509%, 11/25/45(l)	5,723	5,225
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	3,948,252	3,688,670
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
5.000%, 2/25/52(l)§	1,960,239	1,822,472
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.202%, 9/25/35(l)	6,469	6,184
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
5.519%, 5/19/35(l)	4,210	4,017
Series 2006-1 2A1A
5.559%, 3/19/36(l)	34,139	30,999
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
4.593%, 12/25/34(l)	17,950	16,777
Series 2006-AR14 1A1A
0.346%, 11/25/46(l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2024-9 A11
6.693%, 2/25/55(l)§	2,000,000	2,000,074
Series 2021-12 A11
5.000%, 2/25/52(l)§	752,941	699,784
Legacy Mortgage Asset Trust,
Series 2021-SL2 A
4.875%, 10/25/68(e)§	573,408	574,961
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
6.435%, 11/21/34(l)	6,692	6,365
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	119,656	122,520
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
5.911%, 11/15/31(l)	2,753	2,636
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
5.469%, 11/25/35(l)	10,685	10,173
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	577,976	549,086
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
5.651%, 12/15/30(l)	839	808
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	910,760	853,483
OBX Trust,
Series 2024-NQM5 A1
5.988%, 1/25/64(e)§	1,259,158	1,275,512
RALI Trust,
Series 2005-QO1 A1
5.269%, 8/25/35(l)	7,310	5,522
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
5.309%, 6/25/35(l)§	5,893	5,562
Sequoia Mortgage Trust,
Series 10 2A1
5.835%, 10/20/27(l)	299	291
Series 2003-4 2A1
5.775%, 7/20/33(l)	168,638	166,520
Series 2005-2 A2
5.768%, 3/20/35(l)	94,783	88,502
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	265,364	256,490
Series 2021-2 A1
0.943%, 5/25/65(l)§	2,222,072	2,069,077
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
7.251%, 2/25/34(l)	6,349	6,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-19 2A1
6.523%, 1/25/35(l)	$6,581	$5,972
Series 2005-17 3A1
4.953%, 8/25/35(l)	18,591	16,091
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
5.739%, 10/19/34(l)	7,131	6,782
Series 2005-AR5 A1
5.579%, 7/19/35(l)	17,670	16,509
Series 2005-AR5 A2
5.579%, 7/19/35(l)	8,819	8,675
Series 2006-AR4 2A1
5.349%, 6/25/36(l)	3,447	3,357
Series 2006-AR5 1A1
5.389%, 5/25/36(l)	258,170	172,746
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	739,700	725,119
Series 2019-HY2 A1
5.969%, 5/25/58(l)§	398,108	410,176
Series 2019-HY3 A1A
5.969%, 10/25/59(l)§	419,380	427,640
Series 2020-1 A1
2.710%, 1/25/60(l)§	1,549,725	1,481,000
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	439,610	424,407
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§	305,439	307,002
Series 2023-5 A1
6.476%, 6/25/68(e)§	745,563	756,143
Series 2024-1 A1
5.712%, 1/25/69(e)§	1,470,428	1,483,268
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
6.323%, 11/25/42(l)	792	751
Series 2002-AR2 A
4.524%, 2/27/34(l)	465	443
Series 2003-AR1 A5
5.616%, 3/25/33(l)	66,904	64,490
Series 2004-AR1 A
6.006%, 3/25/34(l)	110,422	110,611
Series 2005-AR13 A1A1
5.549%, 10/25/45(l)	17,389	17,055
Series 2005-AR15 A1A1
5.489%, 11/25/45(l)	7,327	6,927
Series 2006-AR15 2A
6.623%, 11/25/46(l)	8,687	7,639
Series 2006-AR3 A1A
6.123%, 2/25/46(l)	11,486	10,585
Series 2006-AR7 3A
6.171%, 7/25/46(l)	41,715	36,965

Total Collateralized Mortgage Obligations		89,228,280

Commercial Mortgage-Backed Securities (3.3%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
6.277%, 9/15/34(l)§	1,000,000	975,037
BCP Trust,
Series 2021-330N A
6.010%, 6/15/38(l)§	4,500,000	4,213,539
Beast Mortgage Trust,
Series 2021-1818 A
6.261%, 3/15/36(l)§	2,500,000	2,154,632
BWAY Mortgage Trust,
Series 2021-1450 A
6.461%, 9/15/36(l)§	2,500,000	2,385,013
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	1,698,607	1,668,043
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	678,328	669,392
CSMC Trust,
Series 2017-CHOP A
6.194%, 7/15/32(l)§	1,904,684	1,887,259
DBCG Mortgage Trust,
Series 2017-BBG A
8.500%, 6/15/34(l)§	4,872,774	4,881,306
Extended Stay America Trust,
Series 2021-ESH A
6.291%, 7/15/38(l)§	6,237,248	6,225,562
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.594%, 12/15/31(l)§	285,859	258,445
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	1,882,516	1,856,436
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	80,620	80,241

Total Commercial Mortgage-Backed Securities		27,254,905

Corporate Bonds (41.1%)
Communication Services (1.4%)
Wireless Telecommunication Services (1.4%)
Rogers Communications, Inc.
2.950%, 3/15/25	2,900,000	2,870,837
T-Mobile USA, Inc.
3.500%, 4/15/25	8,300,000	8,242,800

Total Communication Services		11,113,637

Consumer Discretionary (3.8%)
Automobiles (3.7%)
General Motors Co.
4.000%, 4/1/25	2,000,000	1,989,108
6.125%, 10/1/25	2,900,000	2,929,620
Harley-Davidson, Inc.
3.500%, 7/28/25	5,407,000	5,340,391
Hyundai Capital America
(SOFR + 1.15%),
6.020%, 8/4/25(k)§	1,200,000	1,205,611
1.800%, 10/15/25§	3,000,000	2,915,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.32%),
6.190%, 11/3/25(k)§	$1,500,000	$1,507,500
Mercedes-Benz Finance North America LLC
(SOFR + 0.67%), 5.560%, 1/9/26(k)(x)§	5,100,000	5,101,581
Nissan Motor Acceptance Co. LLC
2.000%, 3/9/26(x)§	1,100,000	1,049,903
1.850%, 9/16/26(m)	1,000,000	937,509
Volkswagen Group of America Finance LLC
(SOFR + 0.93%), 5.782%, 9/12/25(k)(x)§	7,000,000	7,013,074

		29,989,417

Hotels, Restaurants & Leisure (0.1%)
Hyatt Hotels Corp.
5.375%, 4/23/25(e)	1,000,000	998,849

Total Consumer Discretionary		30,988,266

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Energy Transfer LP
4.050%, 3/15/25	3,000,000	2,987,406
2.900%, 5/15/25	1,200,000	1,185,471
ONEOK, Inc.
4.250%, 9/24/27	1,200,000	1,201,513
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	484,000	484,160

Total Energy		5,858,550

Financials (23.2%)
Banks (11.3%)
Bank of America Corp.
(CME Term SOFR 3 Month + 1.35%), 3.093%, 10/1/25(k)	2,000,000	2,000,000
(CME Term SOFR 3 Month + 1.13%), 2.456%, 10/22/25(k)	5,000,000	4,991,186
(CME Term SOFR 3 Month + 1.03%), 6.274%, 2/5/26(k)(x)	2,900,000	2,905,143
(SOFR + 1.33%), 3.384%, 4/2/26(k)	500,000	495,839
(SOFR + 1.33%), 6.234%, 4/2/26(k)	500,000	501,980
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 0.41%), 5.280%, 2/4/25(k)(x)§	2,000,000	1,999,761
Barclays plc
3.650%, 3/16/25	2,000,000	1,988,249
BNP Paribas SA
(CME Term SOFR 3 Month + 1.37%), 2.819%, 11/19/25(k)§	2,200,000	2,192,024
BPCE SA
(SOFR + 0.57%), 5.455%, 1/14/25(k)§	1,080,000	1,080,416
Citibank NA
(SOFR + 0.81%), 5.635%, 9/29/25(k)(x)	3,090,000	3,100,564
Citigroup, Inc.
(SOFR + 2.84%), 3.106%, 4/8/26(k)	8,100,000	8,019,386
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.62%), 5.483%, 8/28/26(k)(x)	7,000,000	7,012,107
Danske Bank A/S
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§	2,300,000	2,290,424
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.64%), 6.590%, 9/12/26(k)	600,000	604,676
ING Groep NV
(United States SOFR Compounded Index + 1.64%), 6.470%, 3/28/26(k)	2,200,000	2,210,648
JPMorgan Chase & Co.
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,200,000	1,198,528
(SOFR + 0.60%), 5.444%, 12/10/25(k)	500,000	500,250
(SOFR + 0.92%), 5.775%, 2/24/26(k)	1,500,000	1,502,817
(SOFR + 1.20%), 6.079%, 1/23/28(k)	5,000,000	5,040,277
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)	2,550,000	2,524,924
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 5.799%, 2/20/26(k)	590,000	590,970
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.541%, 4/17/26(k)	1,000,000	1,003,225
(SOFR + 1.44%), 6.324%, 4/17/26(k)	2,035,000	2,044,456
NatWest Markets plc
(SOFR + 1.45%),
6.285%, 3/22/25(k)(m)	5,000,000	5,022,700
Societe Generale SA
2.625%, 10/16/24§	8,200,000	8,189,682
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)(m)	3,516,000	3,522,856
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25(k)(m)	1,200,000	1,193,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25(k)§	$2,000,000	$1,989,680
(ICE LIBOR USD 3 Month + 1.21%), 2.819%, 1/30/26(k)(m)	1,400,000	1,388,240
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.43%), 6.315%, 1/13/26(k)	3,805,000	3,847,789
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25(k)	8,400,000	8,378,783
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26(k)	1,000,000	989,111
(SOFR + 1.32%), 3.908%, 4/25/26(k)	900,000	894,116
(SOFR + 2.00%), 2.188%, 4/30/26(k)	600,000	589,678

		91,804,293

Capital Markets (1.9%)
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)	1,100,000	1,097,869
(SOFR + 3.19%), 6.119%, 7/14/26(k)	500,000	503,916
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 6.550%, 5/15/26(k)	6,685,000	6,722,362
(SOFR + 0.79%), 5.634%, 12/9/26(k)	1,800,000	1,797,072
Morgan Stanley
(SOFR + 0.51%), 5.398%, 1/22/25(k)	3,000,000	2,995,220
(SOFR + 1.99%), 2.188%, 4/28/26(k)	2,700,000	2,656,144

		15,772,583

Consumer Finance (5.0%)
AerCap Ireland Capital DAC
1.650%, 10/29/24	5,000,000	4,986,151
Ally Financial, Inc.
4.625%, 3/30/25	2,000,000	1,994,287
5.800%, 5/1/25	500,000	501,502
5.750%, 11/20/25	816,000	820,880
American Honda Finance Corp.
(SOFR + 0.55%), 5.415%, 2/12/25(k)(x)	6,800,000	6,806,448
(United States SOFR Compounded Index + 0.78%), 5.659%, 4/23/25(k)	3,000,000	3,005,714
(United States SOFR Compounded Index + 0.79%), 5.694%, 10/3/25(k)	1,400,000	1,404,153
Ford Motor Credit Co. LLC
2.300%, 2/10/25	5,200,000	5,138,640
4.687%, 6/9/25(x)	2,000,000	1,992,620
4.134%, 8/4/25	1,500,000	1,483,725
4.389%, 1/8/26	725,000	715,358
6.950%, 3/6/26	300,000	306,900
(SOFR + 2.95%), 7.807%, 3/6/26(k)	500,000	510,214
General Motors Financial Co., Inc.
(SOFR + 0.62%), 5.505%, 10/15/24(k)	1,500,000	1,499,882
2.900%, 2/26/25	1,500,000	1,485,986
(United States SOFR Compounded Index + 1.30%), 6.200%, 4/7/25(k)	2,392,000	2,401,611
2.750%, 6/20/25	400,000	393,603
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	2,900,000	2,861,911
LeasePlan Corp. NV
2.875%, 10/24/24§	500,000	499,255
Toyota Motor Credit Corp.
(SOFR + 0.45%), 5.322%, 5/15/26(k)(x)	433,000	432,559
(SOFR + 0.77%), 5.647%, 8/7/26(k)	1,700,000	1,709,432

		40,950,831

Financial Services (0.1%)
Global Payments, Inc.
2.650%, 2/15/25	500,000	495,273

Insurance (4.9%)
Athene Global Funding
(United States SOFR Compounded Index + 0.85%), 5.728%, 5/8/26(k)§	2,000,000	1,994,614
(United States SOFR Compounded Index + 1.21%), 6.053%, 3/25/27(k)§	6,000,000	6,025,414
Brighthouse Financial Global Funding
1.750%, 1/13/25§	3,100,000	3,069,816
GA Global Funding Trust
3.850%, 4/11/25§	3,200,000	3,179,765
(SOFR + 1.36%), 6.258%, 4/11/25(k)§	1,400,000	1,405,165
New York Life Global Funding
(SOFR + 0.48%), 5.324%, 6/9/26(k)§	11,000,000	10,990,910
Pacific Life Global Funding II
(SOFR + 0.62%), 5.478%, 6/4/26(k)§	13,000,000	13,000,000

		39,665,684

Total Financials		188,688,664

Health Care (1.8%)
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.
1.322%, 11/29/24	4,000,000	3,973,243

Health Care Providers & Services (1.1%)
HCA, Inc.
5.375%, 2/1/25	3,750,000	3,750,900
5.250%, 4/15/25	5,225,000	5,229,811

		8,980,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.2%)
Bayer US Finance II LLC
4.250%, 12/15/25§	$1,300,000	$1,289,559
Bayer US Finance LLC
3.375%, 10/8/24§	400,000	399,809

		1,689,368

Total Health Care		14,643,322

Industrials (4.0%)
Aerospace & Defense (2.2%)
Boeing Co. (The)
4.875%, 5/1/25	5,000,000	4,979,856
2.600%, 10/30/25	2,000,000	1,944,082
2.196%, 2/4/26	1,000,000	963,496
2.250%, 6/15/26	400,000	381,395
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25(x)	6,000,000	5,958,260
ST Engineering RHQ Ltd.
1.500%, 4/29/25(m)	3,311,000	3,252,031

		17,479,120

Construction & Engineering (0.5%)
Quanta Services, Inc.
0.950%, 10/1/24	4,000,000	4,000,000

Ground Transportation (0.2%)
Penske Truck Leasing Co. LP
2.700%, 11/1/24§	2,000,000	1,995,458

Machinery (0.2%)
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	2,023,000	1,996,606

Passenger Airlines (0.5%)
Delta Air Lines, Inc.
7.000%, 5/1/25§	842,000	849,443
Southwest Airlines Co.
5.250%, 5/4/25	3,000,000	2,990,160

		3,839,603

Professional Services (0.4%)
Equifax, Inc.
2.600%, 12/1/24	3,000,000	2,983,853

Total Industrials		32,294,640

Information Technology (0.6%)
Semiconductors & Semiconductor Equipment (0.1%)
Renesas Electronics Corp.
1.543%, 11/26/24§	500,000	497,007

Software (0.5%)
Oracle Corp.
2.950%, 5/15/25	2,000,000	1,978,672
VMware LLC
4.500%, 5/15/25	2,000,000	1,992,648

		3,971,320

Technology Hardware, Storage & Peripherals (0.0%)†
Dell International LLC
5.850%, 7/15/25	321,000	323,013

Total Information Technology		4,791,340

Materials (0.8%)
Containers & Packaging (0.8%)
Berry Global, Inc.
1.570%, 1/15/26	1,500,000	1,443,300
4.875%, 7/15/26§	5,109,000	5,109,000

Total Materials		6,552,300

Real Estate (1.4%)
Diversified REITs (0.5%)
VICI Properties LP (REIT)
3.500%, 2/15/25§	3,000,000	2,970,540
4.375%, 5/15/25	1,000,000	996,360

		3,966,900

Specialized REITs (0.9%)
American Tower Corp. (REIT)
2.950%, 1/15/25	4,000,000	3,971,085
4.000%, 6/1/25	3,000,000	2,982,164

		6,953,249

Total Real Estate		10,920,149

Utilities (3.4%)
Electric Utilities (2.3%)
American Electric Power Co., Inc.
5.699%, 8/15/25	300,000	302,513
Arizona Public Service Co.
3.150%, 5/15/25(x)	2,500,000	2,474,185
Avangrid, Inc.
3.200%, 4/15/25	2,900,000	2,871,952
Duke Energy Corp.
3.364%, 4/15/25§	1,100,000	1,095,836
FirstEnergy Pennsylvania Electric Co.
4.000%, 4/15/25§	1,000,000	994,369
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.628%, 5/8/25(k)(x)	5,000,000	5,014,491
Pacific Gas and Electric Co.
3.450%, 7/1/25	600,000	592,690
(United States SOFR Compounded Index + 0.95%), 5.807%, 9/4/25(k)	5,000,000	5,007,617

		18,353,653

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
3.300%, 7/15/25§	1,135,000	1,117,292

Multi-Utilities (1.0%)
DTE Energy Co.
4.220%, 11/1/24(e)	8,300,000	8,291,929

Total Utilities		27,762,874

Total Corporate Bonds		333,613,742

Mortgage-Backed Securities (0.6%)
FHLMC
6.350%, 1/1/34(l)	1,533	1,558
6.051%, 11/1/35(l)	4,005	4,120
7.542%, 7/1/36(l)	106,612	109,677
7.252%, 9/1/36(l)	35,644	36,653
6.482%, 10/1/36(l)	30,746	31,630
FNMA
7.011%, 11/1/34(l)	38,836	39,620
5.758%, 1/1/35(l)	1,530	1,566
6.998%, 7/1/35(l)	2,038	2,081
5.978%, 12/1/35(l)	13,136	13,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.205%, 3/1/36(l)	$15,584	$16,032
6.323%, 3/1/44(l)	47,378	47,159
6.323%, 7/1/44(l)	422	420
6.323%, 10/1/44(l)	3,253	3,239
FNMA UMBS
3.000%, 12/1/26	4,213,116	4,152,239

Total Mortgage-Backed Securities		4,459,508

Municipal Bonds (0.7%)
California Earthquake Authority, Revenue Bonds, Series 2024A 5.750%, 11/1/24	4,000,000	4,003,255
University of Tulane, Series 2007C, NATL-RE
(CMET3MO + 0.30%), 5.680%, 2/15/36(k)	2,000,000	1,843,710

Total Municipal Bonds		5,846,965

U.S. Government Agency Securities (6.5%)
FHLB
1.000%, 3/23/26	17,550,000	16,815,196
1.020%, 2/24/27	30,000,000	28,156,161
FHLMC
5.500%, 8/5/27	8,000,000	8,002,531

Total U.S. Government Agency Securities		52,973,888

U.S. Treasury Obligations (3.5%)
U.S. Treasury Inflation Linked Notes
2.125%, 4/15/29 TIPS	27,965,300	28,725,333

Total U.S. Treasury Obligations		28,725,333

Total Long-Term Debt Securities (95.1%) (Cost $779,988,346)		772,595,418

SHORT-TERM INVESTMENTS:
Commercial Paper (1.0%)
Crown Castle Operating Co.
5.27%, 10/29/24(n)(p)§	4,600,000	4,580,549
Crown Castle, Inc.
5.26%, 10/24/24(n)(p)§	3,500,000	3,487,763

Total Commercial Paper		8,068,312

	Number of Shares	Value (Note 1)
Investment Companies (1.2%)
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	9,726,385	9,726,385

Total Investment Companies		10,026,385

U.S. Government Agency Securities (0.4%)
FHLB
0.10%, 10/1/24(o)	3,500,000	3,500,000

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (2.7%)
U.S. Treasury Bills
4.56%, 10/31/24(p)	$12,200,000	12,152,282
4.55%, 11/5/24(p)	4,400,000	4,380,081
4.49%, 12/24/24(p)	4,700,000	4,650,665

Total U.S. Treasury Obligations		21,183,028

Total Short-Term Investments (5.3%) (Cost $42,775,341)		42,777,725

Total Investments in Securities (100.4%) (Cost $822,763,687)		815,373,143
Other Assets Less Liabilities (-0.4%)		(3,346,677)

Net Assets (100%)		$812,026,466

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $295,582,729 or 36.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $15,317,144 or 1.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2024.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $9,780,103. This was collateralized by cash of $10,026,385 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Bermuda	0.2%
Canada	1.2
Cayman Islands	4.9
Denmark	0.3
France	1.7
Germany	1.9
Ireland	0.6
Japan	1.0
Jersey	0.3
Netherlands	1.2
Singapore	0.4
Switzerland	0.0 #
United Kingdom	2.2
United States	84.5
Cash and Other	(0.4)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR	455	12/2024	USD	108,369,625	(10,017)

					(10,017)

Short Contracts
U.S. Treasury 2 Year Note	(627)	12/2024	USD	(130,567,852)	(325,318)
U.S. Treasury 5 Year Note	(365)	12/2024	USD	(40,107,227)	(58,764)
U.S. Treasury 10 Year Note	(2)	12/2024	USD	(228,562)	29
U.S. Treasury 10 Year Ultra
Note	(48)	12/2024	USD	(5,678,250)	7,058
U.S. Treasury Ultra Bond	(13)	12/2024	USD	(1,730,219)	2,269

					(374,726)

					(384,743)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$230,492,797	$—		$230,492,797
Collateralized Mortgage Obligations	—	89,228,280	—	(a)	89,228,280
Commercial Mortgage-Backed Securities	—	27,254,905	—		27,254,905
Corporate Bonds
Communication Services	—	11,113,637	—		11,113,637
Consumer Discretionary	—	30,988,266	—		30,988,266
Energy	—	5,858,550	—		5,858,550
Financials	—	188,688,664	—		188,688,664
Health Care	—	14,643,322	—		14,643,322
Industrials	—	32,294,640	—		32,294,640
Information Technology	—	4,791,340	—		4,791,340
Materials	—	6,552,300	—		6,552,300
Real Estate	—	10,920,149	—		10,920,149
Utilities	—	27,762,874	—		27,762,874
Futures	9,356	—	—		9,356
Mortgage-Backed Securities	—	4,459,508	—		4,459,508
Municipal Bonds	—	5,846,965	—		5,846,965
Short-Term Investments
Commercial Paper	—	8,068,312	—		8,068,312
Investment Companies	10,026,385	—	—		10,026,385
U.S. Government Agency Security	—	3,500,000	—		3,500,000
U.S. Treasury Obligations	—	21,183,028	—		21,183,028
U.S. Government Agency Securities	—	52,973,888	—		52,973,888
U.S. Treasury Obligations	—	28,725,333	—		28,725,333

Total Assets	$10,035,741	$805,346,758	$—		$815,382,499

Liabilities:
Futures	$(394,099)	$—	$—		$(394,099)

Total Liabilities	$(394,099)	$—	$—		$(394,099)

Total	$9,641,642	$805,346,758	$—		$814,988,400

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,069,678
Aggregate gross unrealized depreciation	(14,822,682)

Net unrealized depreciation	$(10,753,004)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$825,741,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.8%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$334,425	$307,026
ACM Auto Trust,
Series 2024-1A A
7.710%, 1/21/31§		115,086	115,860
ACREC Ltd.,
Series 2021-FL1 A
6.279%, 10/16/36(l)§		551,412	547,532
Affirm Asset Securitization Trust,
Series 2021-Z2 A
1.170%, 11/16/26§		5,002	4,950
Series 2022-X1 A
1.750%, 2/15/27§		1,748	1,746
Series 2024-X1 A
6.270%, 5/15/29§		103,233	103,668
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		499,209	493,473
Series 2017-1 AA
3.300%, 1/15/30§		415,680	387,622
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		529,098	486,559
Series 2021-1 A
2.875%, 7/11/34		714,203	624,570
American Credit Acceptance Receivables Trust,
Series 2023-3 A
6.000%, 3/12/27§		19,805	19,820
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A AR3
6.722%, 4/22/34(l)§		600,000	600,973
Aqueduct European CLO DAC,
Series 2017-1A AR
4.328%, 7/20/30(l)§	EUR	201,697	224,557
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
6.792%, 1/15/37(l)§		$731,718	729,890
Armada Euro CLO III DAC,
Series 3A A1R
4.405%, 7/15/31(l)§	EUR	569,798	634,273
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R
6.503%, 10/23/32(l)§		$600,000	600,002
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§		185,000	188,228
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
4.595%, 1/15/33(l)§	EUR	600,000	667,956
BPCRE Ltd.,
Series 2022-FL2 A
7.414%, 1/16/37(l)§		$236,132	236,449
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1
6.050%, 7/15/27§		165,000	167,641
BRSP Ltd.,
Series 2021-FL1 A
6.229%, 8/19/38(l)§		501,863	499,623
Cajun Global LLC,
Series 2021-1 A2
3.931%, 11/20/51§		64,020	59,835
Capital Four US CLO II Ltd.,
Series 2022-1A AR
7.182%, 1/20/37(l)§		500,000	505,085
Carlyle US CLO Ltd.,
Series 2017-1A A1R
6.544%, 4/20/31(l)§		380,838	380,879
Series 2018-2A A1R
6.451%, 10/15/31(l)§		344,540	344,866
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		23,396	22,535
Series 2021-P4 D
2.610%, 9/11/28		169,000	156,909
Series 2024-P3 A2
4.610%, 11/10/27		257,000	257,171
Catamaran CLO Ltd.,
Series 2014-1A A1AR
6.644%, 4/22/30(l)§		319,813	320,053
CBAM Ltd.,
Series 2018-5A A
6.567%, 4/17/31(l)§		590,343	590,602
CNH Equipment Trust,
Series 2022-C A2
5.420%, 7/15/26		42,243	42,253
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		145,022	129,596
CPS Auto Receivables Trust,
Series 2022-A C
2.170%, 4/16/29§		129,461	128,329
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
4.111%, 9/15/31(l)§	EUR	534,061	591,233
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
4.335%, 10/15/31(l)§		629,332	698,130
CVS Pass-Through Trust,
5.789%, 1/10/26§		$51,009	51,099
Dext ABS LLC,
Series 2023-1 A2
5.990%, 3/15/32§		218,548	219,921
Diamond Issuer LLC,
Series 2021-1A A
2.305%, 11/20/51§		325,933	303,911
Dryden 54 Senior Loan Fund,
Series 2017-54A AR
6.429%, 10/19/29(l)§		353,447	353,959
Elmwood CLO IX Ltd.,
Series 2021-2A A
6.674%, 7/20/34(l)§		257,000	257,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§		$16,327	$16,131
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§		290,000	279,409
Ford Credit Auto Lease Trust,
Series 2024-A A4
5.050%, 6/15/27		500,000	505,008
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	233,778
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		119,609	108,946
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2
5.350%, 8/16/27§		222,000	222,704
Go Mortgage LLC,
1.433%, 8/15/26(l)		118,976	116,538
2.435%, 8/15/26(l)		176,000	172,626
2.638%, 8/15/26(l)		12,000	11,532
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§		134,660	131,867
Series 2020-1A A2
3.981%, 12/20/50§		134,903	126,668
Harvest CLO XX DAC,
Series 20A AR
4.368%, 10/20/31(l)§	EUR	651,287	722,125
Harvest CLO XXII DAC,
Series 22A AR
4.535%, 1/15/32(l)§		700,000	775,819
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)		$122,727	122,113
Honda Auto Receivables Owner Trust,
Series 2023-3 A2
5.710%, 3/18/26		254,285	255,067
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		500,000	503,746
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		693,874	661,747
LCCM Trust,
Series 2021-FL3 A
6.661%, 11/15/38(l)§		595,427	593,457
LCM 29 Ltd.,
Series 29A AR
6.633%, 4/15/31(l)§		624,601	624,606
LCM XV LP,
Series 15A AR2
6.544%, 7/20/30(l)§		154,848	154,964
Lendbuzz Securitization Trust,
Series 2023-1A A2
6.920%, 8/15/28§		241,808	245,090
Series 2023-2A A2
7.090%, 10/16/28§		106,719	108,827
Series 2024-3A A1
5.354%, 9/15/25§		135,000	135,129
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		800,000	753,122
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		800,000	761,560
MMAF Equipment Finance LLC,
Series 2024-A A2
5.200%, 9/13/27§		493,179	495,008
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§		69,088	64,797
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		231,075	211,677
Series 2023-1A A2
7.308%, 1/30/53§		246,250	252,920
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§		100,000	86,474
Series 2021-CA B
2.530%, 4/20/62§		147,147	125,742
Series 2021-DA B
2.900%, 4/20/62§		132,000	114,191
Series 2023-AA AFL
7.545%, 2/20/41(l)§		350,856	350,853
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A
6.648%, 7/16/35(l)§		469,642	470,185
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§		201,000	201,989
Oportun Issuance Trust,
Series 2024-2 A
5.860%, 2/9/32§		132,000	132,230
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§		121,398	123,050
Series 2024-9 B
5.306%, 3/15/32§		304,570	304,985
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§		83,738	85,146
Series 2024-3 A
6.258%, 10/15/31§		340,017	344,857
Palmer Square CLO Ltd.,
Series 2021-3A D
8.513%, 1/15/35(l)§		330,000	331,470
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§		78,358	78,234
Research-Driven Pagaya Motor Trust,
Series 2024-1A A
7.090%, 6/25/32§		104,571	105,770
Santander Drive Auto Receivables Trust,
Series 2024-1 A2
5.710%, 2/16/27		399,214	399,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-4 A2
5.410%, 7/15/27	$234,000	$234,502
SFS Auto Receivables Securitization Trust,
Series 2024-1A A2
5.350%, 6/21/27§	332,274	333,027
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	21,024	20,842
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR
6.754%, 7/20/32(l)§	800,000	800,378
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
6.526%, 7/25/30(l)§	136,772	136,772
STWD Ltd.,
Series 2022-FL3 A
6.692%, 11/15/38(l)§	790,691	781,285
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	685,338	591,061
TCW CLO AMR Ltd.,
Series 2019-1A ASNR
6.395%, 8/16/34(l)§	600,000	600,527
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	98,000	98,906
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	112,992	114,573
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	452,651	462,836
Series 2023-1 A
5.800%, 1/15/36	293,297	308,211
United Auto Credit Securitization Trust,
Series 2024-1 A
6.170%, 8/10/26§	31,619	31,699
United States Small Business Administration,
Series 2005-20B 1
4.625%, 2/1/25	1,047	1,045
Series 2008-20G 1
5.870%, 7/1/28	50,000	51,395
Venture 32 CLO Ltd.,
Series 2018-32A A1
6.641%, 7/18/31(l)§	615,357	615,402
Voya CLO Ltd.,
Series 2019-1A AR
6.623%, 4/15/31(l)§	330,410	330,410
Series 2019-2A AR
6.482%, 7/20/32(l)§	500,000	500,141
Westlake Automobile Receivables Trust,
Series 2023-2A A2A
5.870%, 7/15/26§	39,783	39,820
Wind River CLO Ltd.,
Series 2014-1A ARR
6.591%, 7/18/31(l)§	224,923	225,026
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	70,060	70,192

Total Asset-Backed Securities		32,026,019

Collateralized Mortgage Obligations (2.4%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
5.592%, 9/25/35(l)	30,051	26,334
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	262,786	232,372
Series 2005-J12 2A1
5.509%, 8/25/35(l)	373,607	189,139
Series 2006-OA22 A1
5.289%, 2/25/47(l)	66,564	64,057
Series 2006-OA6 1A2
5.389%, 7/25/46(l)	25,568	22,779
Series 2007-14T2 A1
6.000%, 7/25/37	370,747	187,064
Series 2007-OH1 A1D
5.179%, 4/25/47(l)	40,699	34,355
AREIT Trust,
Series 2022-CRE6 A
6.591%, 1/20/37(l)§	403,952	401,322
Banc of America Funding Trust,
Series 2004-A 1A3
7.621%, 9/20/34(l)	3,976	3,373
Series 2006-H 4A2
4.783%, 9/20/46(l)	67,663	60,355
Series 2006-J 4A1
5.017%, 1/20/47(l)	4,079	3,534
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
5.240%, 9/25/35(l)	91,135	54,588
Series 2006-4 21A1
4.850%, 8/25/36(l)	37,281	24,242
Bear Stearns ARM Trust,
Series 2003-9 2A1
5.495%, 2/25/34(l)	15,289	14,219
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
5.129%, 12/25/46(l)	278,249	249,299
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
5.515%, 1/26/36(l)	28,767	21,080
Bellemeade Re Ltd.,
Series 2021-3A A2
6.280%, 9/25/31(l)§	301,251	301,682
Series 2022-1 M1B
7.430%, 1/26/32(l)§	164,385	165,170
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§	470,283	428,509
Series 2024-7 A11
6.580%, 6/25/55(l)§	575,621	573,445
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
7.069%, 4/25/47(l)§	35,081	35,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1
3.774%, 4/25/35(l)		$46,488	$33,833
Series 2005-2 1A1
5.609%, 3/25/35(l)		21,593	19,499
CIM Trust,
Series 2023-I2 A1
6.639%, 12/25/67(e)§		412,389	417,136
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
6.246%, 8/25/35(l)		3,104	2,931
Series 2009-7 5A2
5.500%, 12/25/35§		272,119	140,987
Series 2024-1 A11
6.630%, 7/25/54(l)§		480,110	480,187
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
6.830%, 10/25/41(l)§		423,934	425,730
Series 2021-R03 1M2
6.930%, 12/25/41(l)§		122,411	123,287
Series 2022-R01 1M2
7.180%, 12/25/41(l)§		388,764	393,421
Series 2022-R02 2M1
6.480%, 1/25/42(l)§		101,309	101,309
Series 2023-R01 1M1
7.663%, 12/25/42(l)§		189,686	194,826
Series 2023-R02 1M1
7.580%, 1/25/43(l)§		111,775	114,033
Series 2023-R04 1M1
7.563%, 5/25/43(l)§		220,812	226,219
Series 2023-R05 1M1
7.163%, 6/25/43(l)§		199,057	200,549
Series 2024-R05 2M1
6.280%, 7/25/44(l)§		100,802	100,803
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		387,737	191,368
Eagle RE Ltd.,
Series 2021-2 M1B
7.330%, 4/25/34(l)§		28,825	28,865
EMF-NL Prime BV,
Series 2008-APRX A2
4.462%, 4/17/41(l)(m)	EUR	53,195	57,857
Eurohome UK Mortgages plc,
Series 2007-1 A
5.229%, 6/15/44(l)(m)	GBP	139,296	184,857
Eurosail-UK plc,
Series 2007-4X A3
6.031%, 6/13/45(l)(m)		357,918	476,365
FHLMC,
Series 4790 F
5.647%, 10/15/43(l)		$214,818	209,626
Series 4989 FA
5.816%, 8/15/40(l)		185,604	183,628
Series 4989 FB
5.816%, 10/15/40(l)		143,515	141,993
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2
6.930%, 1/25/34(l)§		60,507	60,805
Series 2021-DNA7 M2
7.080%, 11/25/41(l)§		405,614	409,825
Series 2021-HQA4 M1
6.230%, 12/25/41(l)§		222,342	221,644
Series 2022-DNA1 M1B
7.130%, 1/25/42(l)§		205,377	208,178
Series 2022-DNA3 M1A
7.280%, 4/25/42(l)§		136,539	138,339
Series 2022-DNA4 M1B
8.630%, 5/25/42(l)§		227,990	238,983
Series 2022-DNA5 M1B
9.780%, 6/25/42(l)§		406,679	436,074
Series 2022-DNA7 M1A
7.780%, 3/25/52(l)§		196,508	199,779
Series 2022-HQA1 M1B
8.780%, 3/25/42(l)§		68,136	71,449
Series 2023-DNA1 M1A
7.363%, 3/25/43(l)§		132,713	134,372
Series 2023-DNA2 M1A
7.363%, 4/25/43(l)§		277,168	281,380
Series 2023-HQA1 M1A
7.280%, 5/25/43(l)§		423,448	426,600
Series 2023-HQA2 M1A
7.280%, 6/25/43(l)§		148,108	148,887
Series 2024-HQA2 M1
6.480%, 8/25/44(l)§		289,654	289,790
FNMA,
Series 2012-123 LF
5.775%, 11/25/42(l)		87,355	85,553
Series 2021-R02 2M1
6.180%, 11/25/41(l)§		74,901	74,810
GNMA,
Series 2015-H20 FB
6.067%, 8/20/65(l)		231,708	231,297
Series 2016-H11 F
6.267%, 5/20/66(l)		262,302	262,500
Series 2016-H15 FA
6.267%, 7/20/66(l)		244,455	244,638
Series 2017-H10 FB
6.522%, 4/20/67(l)		730,776	745,203
Series 2022-H02 FN
5.845%, 1/20/72(l)		266,470	261,808
Series 2022-H26 DF
6.365%, 12/20/72(l)		304,370	307,801
Series 2023-H01 FA
6.145%, 1/20/73(l)		400,583	400,581
Series 2023-H02 FA
6.245%, 1/20/73(l)		298,898	293,482
Series 2023-H02 FB
6.245%, 1/20/73(l)		702,689	705,678
Series 2023-H28 F
6.395%, 12/20/73(l)		500,436	506,273
Series 2023-H28 GF
6.245%, 12/20/73(l)		924,184	929,697
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		341,733	132,583
Series 2005-AR6 2A1
5.202%, 9/25/35(l)		29,720	28,409
Series 2006-AR2 2A1
4.393%, 4/25/36(l)		66,705	44,571
Series 2007-AR1 2A1
4.420%, 3/25/47(l)		160,782	99,336
HarborView Mortgage Loan Trust,
Series 2006-13 A
5.259%, 11/19/46(l)		38,603	28,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
5.239%, 7/25/35(l)		$144,278	$94,734
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.953%, 8/25/35(l)		257,141	188,557
Series 2006-AR39 A1
5.329%, 2/25/37(l)		391,743	359,721
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
5.229%, 8/25/34(l)		12,877	12,740
Series 2007-A1 3A3
5.546%, 7/25/35(l)		24,144	23,062
Series 2007-S3 1A90
7.000%, 8/25/37		47,311	25,269
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		473,245	479,937
Lehman XS Trust,
Series 2006-4N A1C1
5.429%, 4/25/46(l)		1,602	4,340
Ludgate Funding plc,
Series 2007-1 A2A
5.293%, 1/1/61(l)(m)	GBP	406,850	529,837
Series 2008-W1X A1
5.733%, 1/1/61(l)(m)		58,108	76,690
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
6.626%, 12/25/32(l)		$6,000	5,864
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
5.429%, 4/25/36(l)		144,778	136,060
OBX Trust,
Series 2024-HYB2 A1
3.617%, 4/25/53(l)§		440,647	437,861
PMT Credit Risk Transfer Trust,
Series 2019-3R A
9.061%, 11/27/31(l)§		13,229	13,273
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		405,890	405,400
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		406,428	412,436
PRPM Trust,
Series 2023-NQM3 A1
6.221%, 11/25/68(e)§		443,060	448,688
RALI Trust,
Series 2005-QO2 A1
6.483%, 9/25/45(l)		175,467	149,212
Series 2006-QA6 A1
5.349%, 7/25/36(l)		330,325	295,870
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.407%, 10/25/39(l)§		479,680	481,476
Series 2022-FL8 A
6.913%, 1/25/37(l)§		503,105	502,483
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
5.309%, 1/25/36(l)§		117,169	108,677
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,321	4,820
Series 2006-A12 A1
6.250%, 11/25/36		165,942	62,224
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,100,000	1,468,758
Ripon Mortgages plc,
Series 1RA A
5.672%, 8/28/56(l)§		1,291,256	1,726,169
Sequoia Mortgage Trust,
Series 10 2A1
5.835%, 10/20/27(l)		$915	892
Series 2003-4 2A1
5.775%, 7/20/33(l)		6,169	6,091
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
5.579%, 7/19/35(l)		37,995	35,500
Series 2006-AR3 11A1
5.389%, 4/25/36(l)		143,782	127,608
Series 2006-AR6 1A3
5.349%, 7/25/46(l)		574,276	452,291
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
5.923%, 7/20/53(l)§	GBP	470,974	631,160
Towd Point Mortgage Trust,
Series 2022-1 A1
3.750%, 7/25/62(l)§		$380,527	363,222
UWM Mortgage Trust,
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		655,423	612,746
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§		381,799	383,753
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.982%, 11/25/36(l)		243,321	212,112
Series 2006-AR9 1A
6.123%, 8/25/46(l)		63,143	57,574

Total Collateralized Mortgage Obligations			27,527,102

Commercial Mortgage-Backed Securities (1.3%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§		135,000	113,069
Series 2017-SCH AF
6.144%, 11/15/33(l)§		565,000	564,227
BANK,
Series 2022-BNK40 A4
3.506%, 3/15/64(l)		700,000	648,346
BBCMS Mortgage Trust,
Series 2020-BID A
7.351%, 10/15/37(l)§		325,000	324,391
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	773,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2022-B33 A5
3.458%, 3/15/55	$800,000	$735,746
BFLD Mortgage Trust,
Series 2021-FPM A
6.811%, 6/15/38(l)§	494,000	492,813
BFLD Trust,
Series 2020-EYP A
6.361%, 10/15/35(l)§	800,000	630,039
BX Commercial Mortgage Trust,
Series 2019-IMC E
7.293%, 4/15/34(l)§	133,619	130,531
Series 2021-XL2 A
5.900%, 10/15/38(l)§	320,446	317,911
BX Trust,
Series 2021-ARIA A
6.111%, 10/15/36(l)§	600,000	597,076
Commercial Mortgage Trust,
Series 2012-CR5 E
4.692%, 12/10/45(l)§	151,235	136,977
Series 2015-CR26 ASB
3.373%, 10/10/48	473,131	469,380
Series 2016-COR1 ASB
2.972%, 10/10/49	605,560	596,567
Series 2021-2400 A
6.511%, 12/15/38(l)§	657,662	627,157
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	886,689
EQUS Mortgage Trust,
Series 2021-EQAZ A
5.966%, 10/15/38(l)§	599,988	595,118
Extended Stay America Trust,
Series 2021-ESH A
6.291%, 7/15/38(l)§	712,828	711,493
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50	13,575	13,556
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9 E
3.686%, 12/15/47(l)§	455,400	388,872
Series 2021-HTL5 A
6.326%, 11/15/38(l)§	800,000	795,004
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.539%, 9/15/47 IO(l)	704,681	313
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	43,332	42,099
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.047%, 7/15/36(l)§	135,945	135,227
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	107,841	107,146
Morgan Stanley Capital I Trust,
Series 2021-230P A
6.380%, 12/15/38(l)§	800,000	764,711
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
6.676%, 7/15/36(l)§	144,306	135,473
New Orleans Hotel Trust,
Series 2019-HNLA A
6.133%, 4/15/32(l)§	500,000	492,037
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.306%, 11/15/38(l)§	800,000	777,033
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.169%, 11/25/36(l)§	353,242	351,744
Series 2023-FL11 A
7.229%, 10/25/39(l)§	344,895	345,325
SFO Commercial Mortgage Trust,
Series 2021-555 A
6.361%, 5/15/38(l)§	800,000	760,042
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.538%, 11/15/49(l)	275,000	254,024

Total Commercial Mortgage- Backed Securities		14,713,658

Corporate Bonds (11.9%)
Communication Services (0.6%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29	800,000	803,463
4.500%, 5/15/35	774,000	750,429
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	498,533
Verizon Communications, Inc.
2.550%, 3/21/31	605,000	539,267

		2,591,692

Entertainment (0.1%)
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	236,254
Warnermedia Holdings, Inc.
4.279%, 3/15/32(x)	314,000	278,758

		515,012

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.750%, 8/15/34	500,000	509,351
Tencent Holdings Ltd.
3.240%, 6/3/50§	226,000	164,632

		673,983

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29	907,000	807,502
6.100%, 6/1/29	203,000	210,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Cox Communications, Inc.
5.700%, 6/15/33§		$88,000	$90,734
Discovery Communications LLC
5.200%, 9/20/47		81,000	66,130
5.300%, 5/15/49		38,000	30,718
Fox Corp.
6.500%, 10/13/33		113,000	123,295
Paramount Global
2.900%, 1/15/27		100,000	95,577
Time Warner Cable LLC
4.500%, 9/15/42		290,000	221,551

			1,645,775

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
4.850%, 1/15/29		575,000	586,011
3.875%, 4/15/30		563,000	547,331

			1,133,342

Total Communication Services			6,559,804

Consumer Discretionary (0.8%)
Automobiles (0.4%)
General Motors Co.
6.125%, 10/1/25		51,000	51,521
Hyundai Capital America
5.650%, 6/26/26§		500,000	511,141
1.650%, 9/17/26§		800,000	758,384
5.950%, 9/21/26§		200,000	205,930
5.250%, 1/8/27§		368,000	374,509
5.275%, 6/24/27§		63,000	64,384
6.100%, 9/21/28§		158,000	166,692
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	732,934
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	590,096
3.201%, 9/17/28(m)	EUR	600,000	647,920
4.810%, 9/17/30§		$800,000	755,476

			4,858,987

Broadline Retail (0.0%)†
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)		387,000	337,476

Distributors (0.0%)†
LKQ Corp.
6.250%, 6/15/33		77,000	81,180

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.500%, 11/15/31	EUR	303,000	365,994
Choice Hotels International, Inc.
3.700%, 12/1/29		$900,000	849,373
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	701,220
Las Vegas Sands Corp.
6.000%, 8/15/29		500,000	519,056
Marriott International, Inc.
4.900%, 4/15/29		253,000	257,805
4.800%, 3/15/30(x)		500,000	506,666
5.300%, 5/15/34		52,000	53,491
Starbucks Corp.
4.850%, 2/8/27(x)		301,000	305,865

			3,559,470

Household Durables (0.0%)†
DR Horton, Inc.
5.000%, 10/15/34		182,000	184,068
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	171,850

			355,918

Leisure Products (0.0%)†
Hasbro, Inc.
6.050%, 5/14/34		76,000	79,822

Specialty Retail (0.1%)
Ross Stores, Inc.
4.700%, 4/15/27		355,000	357,815

Total Consumer Discretionary			9,630,668

Consumer Staples (0.5%)
Beverages (0.1%)
Bacardi Ltd.
4.450%, 5/15/25§		800,000	795,757

Consumer Staples Distribution & Retail (0.0%)†
Kroger Co. (The)
4.600%, 8/15/27		500,000	503,721
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26		100,000	95,875

			599,596

Food Products (0.1%)
Cargill, Inc.
5.125%, 10/11/32§		144,000	148,901
General Mills, Inc.
4.700%, 1/30/27		583,000	589,489
JBS USA Holding Lux Sarl
6.750%, 3/15/34§		141,000	155,747
Mondelez International, Inc.
4.625%, 7/3/31	CAD	600,000	458,463
Pilgrim’s Pride Corp.
6.875%, 5/15/34		$234,000	259,263
Tyson Foods, Inc.
5.700%, 3/15/34(x)		99,000	104,215

			1,716,078

Tobacco (0.3%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	292,483
BAT Capital Corp.
2.259%, 3/25/28		358,000	332,770
4.906%, 4/2/30		156,000	158,097
6.343%, 8/2/30		500,000	541,341
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	392,392
6.125%, 7/27/27§		300,000	312,060
5.875%, 7/1/34§		297,000	307,265
Philip Morris International, Inc.
5.000%, 11/17/25		183,000	184,368
4.875%, 2/13/26		89,000	89,846
5.625%, 11/17/29		34,000	36,077
5.375%, 2/15/33		309,000	321,762

			2,968,461

Total Consumer Staples			6,079,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Energy (0.8%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30(m)		$100,613	$95,582

Oil, Gas & Consumable Fuels (0.8%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	199,318
BP Capital Markets America, Inc.
5.017%, 11/17/27		177,000	181,885
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	356,720
Columbia Pipelines Holding Co. LLC
5.097%, 10/1/31§		94,000	94,747
Continental Resources, Inc.
5.750%, 1/15/31§		616,000	629,586
2.875%, 4/1/32§		279,000	235,252
Devon Energy Corp.
5.200%, 9/15/34		96,000	95,284
5.600%, 7/15/41		210,000	207,752
Diamondback Energy, Inc.
3.500%, 12/1/29		48,000	45,645
Enbridge, Inc.
5.700%, 3/8/33		400,000	421,712
Energy Transfer LP
6.100%, 12/1/28		200,000	212,146
5.600%, 9/1/34		297,000	307,536
EnLink Midstream LLC
6.500%, 9/1/30§		500,000	539,435
EQT Corp.
5.700%, 4/1/28		45,000	46,484
Korea National Oil Corp.
4.875%, 4/3/29§		500,000	509,655
Occidental Petroleum Corp.
5.200%, 8/1/29		93,000	94,898
6.625%, 9/1/30		95,000	102,204
5.375%, 1/1/32		99,000	100,270
Oleoducto Central SA
4.000%, 7/14/27§		232,000	222,140
ONEOK, Inc.
5.550%, 11/1/26		500,000	511,792
6.350%, 1/15/31		44,000	47,596
6.100%, 11/15/32		25,000	26,853
6.050%, 9/1/33		10,000	10,666
5.050%, 11/1/34		300,000	298,614
Ovintiv, Inc.
6.250%, 7/15/33		62,000	65,656
6.500%, 2/1/38		29,000	30,919
Petroleos Mexicanos
10.000%, 2/7/33		200,000	211,990
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	202,778
Plains All American Pipeline LP
5.700%, 9/15/34		298,000	309,871
Saudi Arabian Oil Co.
5.250%, 7/17/34§		500,000	513,795
5.750%, 7/17/54§		296,000	299,552
South Bow USA Infrastructure Holdings LLC
5.026%, 10/1/29§		500,000	500,647
Suncor Energy, Inc.
6.800%, 5/15/38		239,000	270,958
Var Energi ASA
7.500%, 1/15/28§		356,000	380,347
8.000%, 11/15/32§		237,000	273,953
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	189,000
3.875%, 11/1/33§		200,000	178,614
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	312,750
Williams Cos., Inc. (The)
4.800%, 11/15/29		137,000	138,804

			9,377,824

Total Energy			9,473,406

Financials (5.6%)
Banks (3.0%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§		400,000	407,147
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		200,000	229,325
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		268,000	261,836
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	529,859
Banco Santander SA
3.800%, 2/23/28		$200,000	195,594
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		400,000	408,293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)		200,000	197,924
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		300,000	295,115
(SOFR + 1.58%), 4.376%, 4/27/28(k)		682,000	682,815
(SOFR + 1.57%), 5.819%, 9/15/29(k)		600,000	631,630
(SOFR + 1.32%), 2.687%, 4/22/32(k)		13,000	11,552
(SOFR + 1.33%), 2.972%, 2/4/33(k)		81,000	72,345
Bank of America NA
(SOFR + 1.02%), 5.880%, 8/18/26(k)		400,000	403,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		$258,000	$261,107
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 1.07%), 5.942%, 2/16/28(k)§		500,000	500,529
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		900,000	1,035,051
(SOFR + 2.98%), 6.224%, 5/9/34(k)		314,000	337,120
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	741,761
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		698,000	723,262
BPCE SA
5.281%, 5/30/29§		300,000	310,243
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	426,863
(SOFR + 2.79%), 6.508%, 1/18/35(k)§		298,000	312,747
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35(k)§		302,000	319,829
Citibank NA
5.864%, 9/29/25		300,000	304,180
(United States SOFR Compounded Index + 0.59%), 5.464%, 4/30/26(k)		300,000	300,000
5.488%, 12/4/26		700,000	720,115
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)		500,000	486,186
(SOFR + 1.36%), 5.174%, 2/13/30(k)		100,000	102,516
(SOFR + 1.34%), 4.542%, 9/19/30(k)		302,000	302,449
(SOFR + 1.45%), 5.449%, 6/11/35(k)		400,000	416,455
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(y)		139,000	136,220
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	406,532
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	411,637
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§		314,000	324,069
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		500,000	530,885
(SOFR + 2.67%), 6.251%, 1/10/35(k)§		250,000	266,679
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28(k)§		359,000	357,588
Discover Bank
(USD SOFR Spread- Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28(k)		250,000	257,725
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	267,841
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)		694,000	750,498
(SOFR + 1.19%), 2.804%, 5/24/32(k)		201,000	177,336
(SOFR + 2.39%), 6.254%, 3/9/34(k)		900,000	981,221
Intesa Sanpaolo SpA
7.200%, 11/28/33§		290,000	329,543
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)		600,000	600,305
(SOFR + 1.85%), 2.083%, 4/22/26(k)		100,000	98,381
(SOFR + 1.33%), 6.070%, 10/22/27(k)		400,000	414,443
(SOFR + 1.20%), 6.079%, 1/23/28(k)		500,000	504,028
(SOFR + 1.89%), 2.182%, 6/1/28(k)		400,000	378,699
(SOFR + 1.45%), 5.299%, 7/24/29(k)		500,000	517,246
(SOFR + 1.26%), 2.963%, 1/25/33(k)		436,000	391,070
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	1,300,000	894,746
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.805%, 3/7/25(k)		1,100,000	762,337
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)		$241,000	246,246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)		300,000	302,244
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30(k)		296,000	306,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)		$500,000	$517,790
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.965%, 1/14/28(k)(x)		500,000	502,450
(SOFR + 0.87%), 5.504%, 5/26/28(k)		300,000	308,900
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)		359,000	369,415
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)		500,000	512,285
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.032%, 11/28/35(k)		297,000	264,092
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)		$350,000	331,578
(SOFR + 2.36%), 6.499%, 3/9/29(k)		409,000	427,118
(SOFR + 2.50%), 6.174%, 1/9/30(k)		20,000	20,801
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)		366,000	373,737
(SOFR + 2.60%), 6.534%, 1/10/29(k)		400,000	423,247
Skandinaviska Enskilda Banken AB
5.125%, 3/5/27§		298,000	304,405
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	305,308
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§		300,000	303,865
2.889%, 6/9/32(x)§		300,000	259,440
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	541,826
Standard Chartered plc
(SOFR + 0.93%), 5.797%, 11/23/25(k)§		700,000	700,285
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§		290,000	288,115
6.301%, 1/9/29§		500,000	525,270
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29(x)		751,000	781,783
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§		298,000	299,900
5.500%, 3/9/28§		300,000	311,208
Toronto-Dominion Bank (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.146%, 9/10/34(k)		104,000	105,074
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§		350,000	341,774
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32(k)§		200,000	177,081
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25(k)		500,000	498,737
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)		500,000	490,913
(SOFR + 1.74%), 5.574%, 7/25/29(k)		500,000	519,606
(SOFR + 1.79%), 6.303%, 10/23/29(k)		100,000	106,827
(SOFR + 1.50%), 3.350%, 3/2/33(k)		462,000	422,065
(SOFR + 1.78%), 5.499%, 1/23/35(k)		9,000	9,402
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		114,000	110,295
Wells Fargo Bank NA
(SOFR + 0.71%), 5.595%, 1/15/26(k)		250,000	250,593
(SOFR + 1.07%), 5.923%, 12/11/26(k)		400,000	404,102

			34,650,473

Capital Markets (1.2%)
Bank of New York Mellon Corp. (The)
(SOFR + 1.77%), 5.606%, 7/21/39(k)		95,000	99,322
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	764,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)		$326,000	$310,680
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)		2,020,000	2,016,088
(SOFR + 2.52%), 7.146%, 7/13/27(k)		159,000	165,484
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.618%, 3/18/27(k)		500,000	499,918
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 7.275%, 10/28/27(k)		700,000	714,709
(SOFR + 1.27%), 5.727%, 4/25/30(k)		300,000	314,624
(SOFR + 1.28%), 2.615%, 4/22/32(k)		336,000	296,323
(SOFR + 1.26%), 2.650%, 10/21/32(k)		23,000	20,145
Series P
(CME Term SOFR 3 Month + 3.14%), 8.238%, 10/21/24(k)(y)		22,000	22,002
Moody’s Corp.
5.000%, 8/5/34		155,000	158,316
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27(k)	EUR	229,000	241,852
(SOFR + 1.73%), 5.123%, 2/1/29(k)		$400,000	409,553
(SOFR + 1.63%), 5.449%, 7/20/29(k)		500,000	518,619
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30(k)	EUR	400,000	456,721
(SOFR + 1.18%), 2.239%, 7/21/32(k)		$89,000	76,338
(SOFR + 1.56%), 5.320%, 7/19/35(k)		300,000	309,818
Nasdaq, Inc.
5.350%, 6/28/28		300,000	311,309
Nomura Holdings, Inc.
5.709%, 1/9/26		868,000	879,474
(SOFR + 1.25%), 6.144%, 7/2/27(k)		500,000	503,453
5.842%, 1/18/28		200,000	207,581
S&P Global, Inc.
4.750%, 8/1/28		16,000	16,343
4.250%, 5/1/29		71,000	71,263
Stifel Financial Corp.
4.000%, 5/15/30		900,000	863,306
UBS AG
7.950%, 1/9/25		600,000	604,443
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26(k)(m)(y)		200,000	190,000
(SOFR + 3.34%), 6.373%, 7/15/26(k)§		399,000	403,489
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		700,000	709,256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§		300,000	311,582
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.250%, 11/13/28(k)(y)§		210,000	232,050
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35(k)§		600,000	632,426

			13,331,018

Consumer Finance (0.7%)
AerCap Ireland Capital DAC
1.650%, 10/29/24		200,000	199,446
2.450%, 10/29/26		700,000	671,436
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 7.313%, 1/15/67(k)§		1,070,000	683,931
Ally Financial, Inc.
5.800%, 5/1/25		500,000	501,502
2.200%, 11/2/28		800,000	718,627
(SOFR + 3.26%), 6.992%, 6/13/29(k)		176,000	186,003
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26(k)		400,000	407,592
(SOFR + 1.00%), 5.098%, 2/16/28(k)		298,000	303,880
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		500,000	515,168
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29(k)		75,000	76,745
(SOFR + 2.86%), 6.377%, 6/8/34(k)		211,000	227,746
Caterpillar Financial Services Corp.
4.450%, 10/16/26		300,000	303,407
Ford Motor Credit Co. LLC
5.125%, 6/16/25(x)		900,000	895,882
3.250%, 9/15/25	EUR	600,000	665,733
6.125%, 3/8/34		$299,000	303,012
General Motors Financial Co., Inc.
5.750%, 2/8/31		301,000	310,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		$279,000	$267,882
5.950%, 6/11/29§		17,000	17,377
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	798,809
Toyota Motor Credit Corp.
4.550%, 8/9/29		500,000	507,366

			8,561,911

Financial Services (0.2%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	520,095
Fiserv, Inc.
3.500%, 7/1/29		409,000	395,281
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$500,000	507,872
Mastercard, Inc.
4.550%, 1/15/35		213,000	213,555
National Rural Utilities Cooperative Finance Corp.
5.150%, 6/15/29		200,000	208,322
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	416,632
(SOFR + 1.29%), 2.972%, 2/16/28(k)(x)§		385,000	371,155
Worldline SA
4.125%, 9/12/28(m)	EUR	100,000	108,462

			2,741,374

Insurance (0.5%)
Athene Global Funding
5.620%, 5/8/26§		$353,000	358,460
5.349%, 7/9/27§		500,000	510,273
Corebridge Global Funding
5.900%, 9/19/28§		400,000	420,624
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	603,780
5.050%, 12/7/27§		500,000	515,126
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	213,600
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		500,000	512,188
Pacific Life Global Funding II
4.500%, 8/28/29§		500,000	505,115
Pricoa Global Funding I
4.400%, 8/27/27§		500,000	505,038
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	758,334
5.100%, 1/25/29§		204,000	209,854
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		200,000	202,263

			5,314,655

Total Financials			64,599,431

Health Care (0.3%)
Health Care Providers & Services (0.2%)
Cigna Group (The)
4.375%, 10/15/28		165,000	165,732
CVS Health Corp.
4.300%, 3/25/28		12,000	11,955
5.700%, 6/1/34(x)		202,000	209,806
HCA, Inc.
5.250%, 6/15/26		47,000	47,335
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31		240,000	183,440
Quest Diagnostics, Inc.
4.625%, 12/15/29		500,000	505,602
UnitedHealth Group, Inc.
4.250%, 1/15/29		600,000	604,674

			1,728,544

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
4.250%, 12/15/25§		1,000,000	991,968
Bayer US Finance LLC
6.125%, 11/21/26§		200,000	206,114
Roche Holdings, Inc.
4.203%, 9/9/29§		298,000	298,894

			1,496,976

Total Health Care			3,225,520

Industrials (0.8%)
Aerospace & Defense (0.4%)
Boeing Co. (The)
4.875%, 5/1/25		700,000	697,180
2.196%, 2/4/26		400,000	385,398
6.298%, 5/1/29§		100,000	105,246
6.388%, 5/1/31§		100,000	106,420
6.858%, 5/1/54§		500,000	545,126
5.930%, 5/1/60		400,000	382,229
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	243,132
HEICO Corp.
5.250%, 8/1/28		300,000	308,865
Howmet Aerospace, Inc.
4.850%, 10/15/31		500,000	511,282
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28		800,000	733,260
Rolls-Royce plc
5.750%, 10/15/27§		500,000	515,099

			4,533,237

Air Freight & Logistics (0.0%)†
GXO Logistics, Inc.
6.250%, 5/6/29		400,000	421,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§		$206,000	$156,373
ERAC USA Finance LLC
4.600%, 5/1/28§		90,000	90,967
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		166,948	156,096
Penske Truck Leasing Co. LP
5.350%, 3/30/29§		500,000	515,044
Ryder System, Inc.
5.375%, 3/15/29		237,000	245,566

			1,164,046

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.
4.125%, 11/2/34	EUR	240,000	281,890

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§		$800,000	761,569
Flowserve Corp.
2.800%, 1/15/32		202,000	173,222
Parker-Hannifin Corp.
3.250%, 6/14/29		121,000	116,006

			1,050,797

Professional Services (0.0%)†
Equifax, Inc.
4.800%, 9/15/29		500,000	505,700

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
4.250%, 6/15/26		5,000	4,958
5.950%, 2/15/29§		64,000	66,179
Aviation Capital Group LLC
5.500%, 12/15/24§		196,000	195,714
1.950%, 1/30/26§		192,000	184,668
1.950%, 9/20/26§		62,000	58,740
3.500%, 11/1/27§		23,000	22,186
6.750%, 10/25/28§		500,000	532,066
5.375%, 7/15/29§		400,000	407,932
TTX Co.
5.500%, 9/25/26§		300,000	306,186

			1,778,629

Total Industrials			9,735,479

Information Technology (0.5%)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
5.150%, 8/21/29		500,000	507,293
CDW LLC
5.100%, 3/1/30		500,000	507,297

			1,014,590

IT Services (0.1%)
International Business Machines Corp.
4.500%, 2/6/26		251,000	252,294
4.900%, 7/27/52		264,000	251,917

			504,211

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.
5.050%, 7/12/27		113,000	115,462
4.150%, 2/15/28		46,000	45,922
5.050%, 7/12/29		200,000	205,552
3.419%, 4/15/33§		500,000	453,066
3.469%, 4/15/34§		669,000	601,954
3.137%, 11/15/35§		522,000	444,959
4.926%, 5/15/37§		144,000	143,282
Micron Technology, Inc.
4.975%, 2/6/26		700,000	704,589

			2,714,786

Software (0.1%)
Infor, Inc.
1.750%, 7/15/25§		119,000	115,678
Oracle Corp.
4.500%, 5/6/28		200,000	202,357
4.200%, 9/27/29		500,000	498,973
4.650%, 5/6/30		200,000	203,398

			1,020,406

Technology Hardware, Storage & Peripherals (0.0%)†
Apple, Inc.
4.100%, 8/8/62		202,000	179,154
Hewlett Packard Enterprise Co.
4.400%, 9/25/27		123,000	123,165
Western Digital Corp.
2.850%, 2/1/29		51,000	46,155

			348,474

Total Information Technology			5,602,467

Materials (0.2%)
Chemicals (0.0%)†
Kraton Corp.
5.000%, 7/15/27§		500,000	509,280

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26		800,000	769,760
WRKCo., Inc.
4.000%, 3/15/28		280,000	276,212

			1,045,972

Metals & Mining (0.1%)
Freeport Indonesia PT
4.763%, 4/14/27§		215,000	215,806
Glencore Funding LLC
5.338%, 4/4/27§		228,000	233,537
6.500%, 10/6/33§		67,000	73,716

			523,059

Total Materials			2,078,311

Real Estate (0.6%)
Diversified REITs (0.1%)
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	598,020
4.000%, 1/15/31		66,000	61,815
3.250%, 1/15/32		176,000	155,227

			815,062

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		700,000	636,373

Office REITs (0.1%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		700,000	675,669
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,000,000	993,986

			1,669,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Retail REITs (0.0%)†
Retail Opportunity Investments Partnership LP (REIT)
6.750%, 10/15/28		$400,000	$427,421

Specialized REITs (0.3%)
American Tower Corp. (REIT)
3.650%, 3/15/27		80,000	78,741
5.800%, 11/15/28		700,000	735,202
5.200%, 2/15/29		114,000	117,320
2.100%, 6/15/30		54,000	47,572
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		800,000	790,223
5.600%, 6/1/29		68,000	71,019
EPR Properties (REIT)
3.600%, 11/15/31		800,000	709,644
Equinix, Inc. (REIT)
2.500%, 5/15/31(x)		800,000	706,716

			3,256,437

Total Real Estate			6,804,948

Utilities (1.2%)
Electric Utilities (0.8%)
Appalachian Power Co.
Series AA
2.700%, 4/1/31		800,000	713,350
Avangrid, Inc.
3.800%, 6/1/29		900,000	873,483
Comision Federal de Electricidad
4.688%, 5/15/29§		222,000	213,702
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/41		154,000	120,358
Edison International
3.550%, 11/15/24		600,000	598,382
Enel Finance America LLC
7.100%, 10/14/27§		600,000	643,282
Enel Finance International NV
2.500%, 7/12/31(e)§		800,000	693,698
5.500%, 6/26/34§		297,000	306,966
Eversource Energy
5.000%, 1/1/27		500,000	506,690
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.628%, 5/8/25(k)		400,000	401,159
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	676,886
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.700%, 9/1/54(k)(x)		41,000	42,938
NRG Energy, Inc.
7.000%, 3/15/33§		238,000	263,151
Pacific Gas and Electric Co.
3.500%, 6/15/25		700,000	691,968
3.150%, 1/1/26		600,000	588,603
2.950%, 3/1/26		600,000	585,844
5.550%, 5/15/29		256,000	265,515
6.400%, 6/15/33		100,000	108,908
PacifiCorp
5.300%, 2/15/31		500,000	515,269
Southern California Edison Co.
5.150%, 6/1/29		500,000	518,000
Terraform Global Operating LP
6.125%, 3/1/26§		26,000	25,870
Vistra Operations Co. LLC
6.950%, 10/15/33§		232,000	260,883

			9,614,905

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		700,000	617,086

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28§		121,000	130,394
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		241,000	250,399

			380,793

Multi-Utilities (0.3%)
Ameren Corp.
5.000%, 1/15/29		500,000	510,886
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	252,989
Dominion Energy, Inc.
Series C
2.250%, 8/15/31		800,000	690,710
DTE Energy Co.
5.100%, 3/1/29(x)		500,000	515,134
National Grid plc
5.602%, 6/12/28		300,000	313,384
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		500,000	516,806
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	551,529

			3,351,438

Total Utilities			13,964,222

Total Corporate Bonds			137,754,148

Foreign Government Securities (0.7%)
Dominican Republic Government Bond
4.875%, 9/23/32§		276,000	262,062
Federative Republic of Brazil
6.125%, 3/15/34		500,000	509,675
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	873,043
Kingdom of Saudi Arabia
4.750%, 1/16/30§		500,000	508,906
5.000%, 1/18/53§		500,000	463,125
Magyar Export-Import Bank Zrt.
6.125%, 12/4/27§		254,000	260,906
Province of British Columbia
4.150%, 6/18/34	CAD	800,000	615,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Province of Quebec
4.450%, 9/1/34	CAD	1,100,000	$866,271
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 38.151%, 4/12/25(k)(m)(r)	ARS	240,000	211
Republic of Colombia
3.125%, 4/15/31		$235,000	193,758
Republic of Panama
9.375%, 4/1/29		190,000	220,210
Republic of Peru
6.950%, 8/12/31(m)	PEN	500,000	144,085
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	692,940
State of Israel Government Bond
5.500%, 3/12/34		$500,000	499,531
State of Qatar
5.103%, 4/23/48§		800,000	822,944
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	955,000	1,232,968

Total Foreign Government Securities			8,165,833

Mortgage-Backed Securities (11.9%)
FHLMC
4.170%, 4/1/28		$300,000	302,799
4.380%, 5/1/28		900,000	914,933
6.375%, 11/1/31(l)		778	786
5.500%, 1/1/35		20,432	21,230
5.500%, 7/1/35		15,325	15,878
4.000%, 7/1/44		133,619	131,441
4.000%, 2/1/46		202,147	198,942
4.500%, 10/1/48		122,647	122,708
4.500%, 11/1/48		210,095	210,068
5.000%, 11/1/48		72,376	73,826
FHLMC UMBS
3.500%, 9/1/49		254,121	239,765
3.500%, 10/1/49		249,193	234,948
3.500%, 11/1/49		93,216	87,891
3.500%, 1/1/50		371,686	351,268
2.000%, 6/1/51		188,956	156,728
2.000%, 3/1/52		958,986	799,316
3.000%, 3/1/52		628,039	569,319
2.500%, 4/1/52		1,116,979	973,359
3.500%, 4/1/52		89,957	83,786
3.000%, 5/1/52		676,960	607,267
5.000%, 6/1/52		96,389	96,600
4.500%, 1/1/53		64,467	63,361
5.000%, 5/1/53		396,423	396,116
5.000%, 6/1/53		731,308	730,743
4.500%, 7/1/53		302,283	297,004
4.000%, 8/1/53		816,899	785,155
4.500%, 10/1/53		866,312	851,181
5.500%, 11/1/53		188,113	190,332
4.000%, 12/1/53		92,994	89,235
4.500%, 2/1/54		3,910,929	3,842,621
FNMA
6.574%, 1/1/28(l)		1,317	1,321
4.500%, 3/1/33(l)		5,667	5,509
6.254%, 1/1/36(l)		21,710	22,330
5.835%, 2/1/37(l)		38,971	39,947
6.972%, 12/1/40(l)		898	908
FNMA UMBS
9.000%, 8/1/26		7	7
2.500%, 5/1/30		3,796	3,685
2.500%, 8/1/31		158,726	152,624
2.500%, 11/1/31		233,282	224,035
2.500%, 12/1/31		89,798	86,183
2.500%, 1/1/32		219,194	210,935
2.500%, 2/1/32		11,098	10,648
5.500%, 4/1/33		18,559	19,166
5.500%, 7/1/33		17,502	18,079
5.500%, 4/1/34		9,776	10,112
5.500%, 5/1/34		6,936	7,176
5.500%, 11/1/34		28,573	29,613
5.500%, 2/1/35		105,280	109,033
4.500%, 8/1/35		4,209	4,237
5.000%, 10/1/35		8,179	8,360
5.000%, 7/1/36		8,697	8,888
5.000%, 12/1/39		23,877	24,502
4.000%, 12/1/40		82,232	80,879
4.500%, 3/1/41		11,643	11,737
4.500%, 7/1/41		1,119	1,128
3.500%, 2/1/42		54,413	52,280
3.500%, 11/1/42		585,033	561,896
3.500%, 1/1/43		98,752	94,737
3.500%, 4/1/43		341,550	327,604
4.000%, 10/1/43		324,154	317,950
3.000%, 5/1/45		28,703	26,340
3.500%, 3/1/48		630,070	596,049
3.500%, 5/1/48		537,336	508,155
4.500%, 9/1/48		251,624	251,475
3.500%, 10/1/49		258,774	243,912
3.500%, 11/1/49		207,363	195,454
3.500%, 1/1/50		330,782	311,991
3.000%, 4/1/51		1,737,392	1,560,836
2.000%, 7/1/51		1,035,233	858,662
2.000%, 12/1/51		1,446,452	1,196,579
2.500%, 1/1/52		320,012	278,891
3.000%, 2/1/52		763,631	692,234
2.500%, 3/1/52		693,361	604,050
3.000%, 3/1/52		973,638	882,607
3.500%, 3/1/52		193,718	180,394
2.500%, 4/1/52		688,097	599,249
2.500%, 5/1/52		961,181	837,072
4.500%, 3/1/53		58,071	57,075
5.000%, 4/1/53		715,608	715,502
4.500%, 5/1/53		453,733	448,448
5.000%, 5/1/53		532,257	531,846
5.000%, 6/1/53		458,379	458,024
4.500%, 1/1/54		1,749,601	1,719,042
5.500%, 3/1/54		199,534	201,825
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 10/25/54 TBA		1,003,425	864,984
3.000%, 10/25/54 TBA		24,800,000	22,236,687
3.500%, 10/25/54 TBA		16,600,000	15,449,671
4.000%, 10/25/54 TBA		18,100,000	17,370,344
4.500%, 10/25/54 TBA		3,000,000	2,947,734
5.000%, 10/25/54 TBA		16,600,000	16,581,843
5.500%, 10/25/54 TBA		22,738,786	22,998,149
6.000%, 10/25/54 TBA		2,073,964	2,119,008
6.500%, 10/25/54 TBA		234,639	241,862
GNMA
3.625%, 7/20/27(l)		224	223
3.000%, 5/15/43		109,230	101,587
3.000%, 7/15/45		110,633	102,260
3.000%, 5/20/46		115,321	106,318
3.500%, 10/15/49		75,649	71,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 1/15/50	$17,463	$16,559
3.500%, 2/15/50	130,467	123,714
5.500%, 4/20/53	661,416	668,408
3.000%, 10/15/54 TBA	523,093	476,627
4.500%, 10/15/54 TBA	1,486,000	1,466,380
5.000%, 10/15/54 TBA	1,875,000	1,877,930
5.500%, 10/15/54 TBA	496,000	500,689
6.000%, 10/15/54 TBA	1,169,544	1,189,006

Total Mortgage-Backed Securities		137,351,543

Municipal Bonds (0.2%)
Golden State Tobacco Securitization Corp., Series 2021 B-1
3.850%, 6/1/50	170,000	159,362
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	523,113
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	724,060
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	269,370
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	421,335
University of California
3.071%, 5/15/51	335,000	243,570

Total Municipal Bonds		2,340,810

U.S. Government Agency Securities (45.5%)
FFCB
4.250%, 9/30/25	15,466,000	15,502,699
4.625%, 3/5/26	8,000,000	8,083,918
4.375%, 6/23/26	20,000,000	20,229,546
4.375%, 7/6/26	10,000,000	10,108,741
4.625%, 7/17/26	3,010,000	3,055,111
4.500%, 5/20/27	30,063,000	30,719,907
4.750%, 4/30/29	5,957,000	6,237,172
FHLB
2.375%, 3/14/25	5,500,000	5,447,731
4.625%, 6/6/25	4,555,000	4,566,213
1.875%, 9/11/26	20,000,000	19,335,806
4.625%, 11/17/26	10,500,000	10,701,975
4.125%, 1/15/27	30,300,000	30,601,143
4.000%, 6/30/28	615,000	623,518
3.250%, 11/16/28	12,910,000	12,743,958
4.750%, 12/8/28	25,290,000	26,380,588
FHLMC
5.375%, 4/24/25	800,000	800,111
0.375%, 7/21/25	30,000,000	29,126,184
0.375%, 9/23/25	30,000,000	28,958,301
0.800%, 10/28/26	3,000,000	2,823,663
6.750%, 9/15/29	39,000,000	44,627,622
6.750%, 3/15/31	2,510,000	2,934,905
6.250%, 7/15/32	47,700,000	55,410,781
FNMA
1.875%, 9/24/26	25,816,000	24,933,800
6.250%, 5/15/29	25,664,000	28,534,208
7.250%, 5/15/30	10,000,000	11,796,351
0.875%, 8/5/30	30,000,000	25,512,477
6.625%, 11/15/30	14,000,000	16,171,599
Tennessee Valley Authority
3.875%, 3/15/28	20,000,000	20,157,396
7.125%, 5/1/30	13,000,000	15,162,856
1.500%, 9/15/31	6,700,000	5,727,805
Series B
4.700%, 7/15/33	7,658,000	8,054,897

Total U.S. Government Agency Securities		525,070,982

U.S. Treasury Obligations (31.6%)
U.S. Treasury Bonds
4.250%, 5/15/39	200,000	206,453
4.375%, 11/15/39	200,000	208,935
4.625%, 2/15/40	200,000	214,545
1.375%, 11/15/40(z)	10,200,000	6,908,790
1.875%, 2/15/41(z)	4,800,000	3,514,475
1.750%, 8/15/41	463,600	328,186
3.750%, 8/15/41	94,000	90,483
2.000%, 11/15/41	422,500	310,316
2.375%, 2/15/42	469,000	364,706
3.000%, 5/15/42	1,010,500	867,318
3.250%, 5/15/42	4,070,500	3,613,717
4.000%, 11/15/42	720,400	708,063
3.875%, 2/15/43	274,500	264,541
3.875%, 5/15/43	1,300,000	1,250,030
3.625%, 8/15/43	363,600	336,124
4.375%, 8/15/43	680,100	698,579
3.750%, 11/15/43	421,000	395,634
4.750%, 11/15/43	1,008,700	1,087,034
3.625%, 2/15/44	1,055,000	972,167
4.500%, 2/15/44	94,500	98,491
3.375%, 5/15/44	800,000	709,835
4.625%, 5/15/44	991,200	1,049,571
3.125%, 8/15/44	4,177,600	3,556,348
3.000%, 11/15/44	483,700	402,971
2.875%, 8/15/45	2,700,000	2,191,831
3.000%, 5/15/47(z)	5,900,000	4,820,545
3.000%, 2/15/48	1,500,000	1,218,311
1.250%, 5/15/50	751,300	401,431
1.875%, 2/15/51	988,500	618,304
2.000%, 8/15/51	1,457,400	937,133
2.875%, 5/15/52	571,800	447,103
3.625%, 5/15/53	291,200	264,629
4.125%, 8/15/53	558,200	555,119
4.750%, 11/15/53	271,800	299,828
4.250%, 2/15/54	780,100	793,984
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	534,292	425,805
1.000%, 2/15/49 TIPS	124,998	101,685
0.250%, 2/15/50 TIPS	367,032	242,716
0.125%, 2/15/51 TIPS	1,208,140	759,750
0.125%, 2/15/52 TIPS	225,982	140,086
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS	1,991,985	1,967,534
0.125%, 4/15/25 TIPS	852,411	837,113
0.375%, 7/15/25 TIPS	2,122,192	2,091,087
0.125%, 10/15/25 TIPS	1,939,584	1,901,552
1.250%, 4/15/28 TIPS	8,179,392	8,097,075
0.250%, 7/15/29 TIPS	1,846,457	1,750,855
0.125%, 7/15/31 TIPS	2,464,497	2,252,723
0.125%, 1/15/32 TIPS	567,345	512,236
0.625%, 7/15/32 TIPS	1,732,112	1,619,657
1.750%, 1/15/34 TIPS	102,326	103,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
1.875%, 7/15/34 TIPS		$300,723	$307,656
U.S. Treasury Notes
4.875%, 5/31/26		10,269,200	10,457,268
4.625%, 6/30/26		71,998,800	73,102,290
4.125%, 9/30/27		686,200	696,981
3.875%, 11/30/27		2,660,100	2,682,542
3.875%, 12/31/27		837,600	845,240
4.625%, 9/30/28		3,202,000	3,324,934
4.875%, 10/31/28		16,173,700	16,957,772
3.125%, 11/15/28		6,906,600	6,781,627
4.375%, 11/30/28		14,939,500	15,388,852
3.750%, 12/31/28		35,595,500	35,817,940
4.000%, 1/31/29		9,864,900	10,027,482
4.250%, 2/28/29		596,700	612,953
4.625%, 4/30/29		2,260,400	2,359,339
4.500%, 5/31/29		10,309,300	10,715,713
4.250%, 6/30/29		828,100	851,918
2.625%, 7/31/29		9,142,800	8,749,764
4.000%, 7/31/29		12,715,200	12,950,137
1.625%, 8/15/29		7,604,100	6,949,977
0.625%, 5/15/30		3,495,600	2,965,644
4.250%, 2/28/31		1,378,900	1,425,022
4.500%, 11/15/33		37,001,900	39,038,399
4.000%, 2/15/34		23,221,100	23,598,403
4.375%, 5/15/34		7,379,600	7,721,740
3.875%, 8/15/34		5,866,800	5,901,496

Total U.S. Treasury Obligations			363,739,842

Total Long-Term Debt Securities (108.3%) (Cost $1,251,569,067)			1,248,689,937

SHORT-TERM INVESTMENTS:
Commercial Paper (0.0%)†
Crown Castle Operating Co.
5.27%, 10/29/24(n)(p)§		350,000	348,520
Crown Castle, Inc.
5.26%, 10/24/24(n)(p)§		250,000	249,126

Total Commercial Paper			597,646

Foreign Government Treasury Bills (0.0%)†
Federative Republic of Brazil
0.00%, 4/1/25(p)	BRL	1,700,000	295,613

	Number of Shares		Value (Note 1)
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund
4.81% (7 day yield) (xx)		300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares
4.85% (7 day yield) (xx)		1,549,603	1,549,603

Total Investment Companies			1,849,603

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.4%)
U.S. Treasury Bills
4.58%, 10/29/24(p)		$3,602,200	3,588,955
4.58%, 11/21/24(p)		668,100	663,707

Total U.S. Treasury Obligations			4,252,662

Total Short-Term Investments (0.6%) (Cost $6,996,456)			6,995,524

Total Investments in Securities (108.9%) (Cost $1,258,565,523)			1,255,685,461
Other Assets Less Liabilities (-8.9%)			(103,116,875)

Net Assets (100%)			$1,152,568,586

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $105,052,888 or 9.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $5,169,896 or 0.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)

All or a portion of security is on loan at September 30, 2024. (y) Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2024.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

(xx)	At September 30, 2024, the Portfolio had loaned securities with a total value of $1,806,539. This was collateralized by cash of $1,849,603 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

ASX — Australian Securities Exchange

AUD — Australian Dollar

BRL — Brazilian Real

BTP — Buoni del Tesoro Poliennali

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	5	12/2024	EUR	750,931	12,302
Euro-OAT	20	12/2024	EUR	2,823,839	16,074
U.S. Treasury 2 Year Note	40	12/2024	USD	8,329,688	16,761
U.S. Treasury 5 Year Note	177	12/2024	USD	19,449,258	47,607
U.S. Treasury 10 Year Note	39	12/2024	USD	4,456,969	4,820
U.S. Treasury 10 Year Ultra Note	5	12/2024	USD	591,484	(320)
U.S. Treasury Ultra Bond	38	12/2024	USD	5,057,563	(7,591)

					89,653

Short Contracts
Euro-BTP	(4)	12/2024	EUR	(540,857)	(13,183)
Japan 10 Year Bond	(3)	12/2024	JPY	(3,019,308)	(6,243)
U.S. Treasury 10 Year Ultra Note	(171)	12/2024	USD	(20,228,766)	11,784
U.S. Treasury Long Bond	(44)	12/2024	USD	(5,464,250)	60,779
U.S. Treasury Ultra Bond	(35)	12/2024	USD	(4,658,281)	8,422

					61,559

					151,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,518,271	USD	1,044,722	Barclays Bank plc	10/2/2024	4,934
BRL	5,137,355	USD	923,810	JPMorgan Chase Bank**	10/2/2024	19,222
EUR	121,000	USD	134,690	Barclays Bank plc	10/2/2024	2
EUR	103,000	USD	114,597	Deutsche Bank AG	10/2/2024	57
GBP	835,000	USD	1,097,249	Bank of America	10/2/2024	19,105
USD	1,352,560	CAD	1,824,614	Goldman Sachs Bank USA	10/2/2024	3,442
USD	59,324	DKK	396,848	JPMorgan Chase Bank	10/2/2024	62
USD	11,503,463	EUR	10,331,000	Goldman Sachs Bank USA	10/2/2024	3,510
USD	2,842,272	CAD	3,838,758	JPMorgan Chase Bank	11/4/2024	1,576
USD	70,266	DKK	467,080	Barclays Bank plc	11/4/2024	386
USD	68,685	DKK	457,443	JPMorgan Chase Bank	11/4/2024	247
USD	11,298,673	EUR	10,107,000	Barclays Bank plc	11/4/2024	31,389
USD	8,505,752	GBP	6,357,114	JPMorgan Chase Bank	11/4/2024	6,806
USD	473,733	TWD	14,913,115	Goldman Sachs Bank USA**	11/18/2024	493
BRL	3,461,888	USD	619,411	Goldman Sachs Bank USA**	12/3/2024	11,468
MXN	2,663,849	USD	130,838	Goldman Sachs Bank USA	2/11/2025	1,696
MXN	8,056,411	USD	398,211	Deutsche Bank AG	2/13/2025	2,495
USD	233,542	BRL	1,300,000	Goldman Sachs Bank USA**	4/2/2025	1,071

Total unrealized appreciation						107,961

DKK	458,237	USD	68,685	JPMorgan Chase Bank	10/2/2024	(256)
EUR	10,107,000	USD	11,283,290	Barclays Bank plc	10/2/2024	(32,683)
USD	1,032,868	AUD	1,518,271	Barclays Bank plc	10/2/2024	(16,789)
USD	919,411	BRL	5,139,957	Goldman Sachs Bank USA**	10/2/2024	(24,098)
USD	1,483,271	CAD	2,017,000	Goldman Sachs Bank USA	10/2/2024	(8,097)
USD	78,742	DKK	530,000	JPMorgan Chase Bank	10/2/2024	(404)
USD	9,485,736	GBP	7,192,114	Barclays Bank plc	10/2/2024	(129,760)
USD	273,323	MYR	1,187,772	Barclays Bank plc**	10/16/2024	(14,963)
USD	875,744	EUR	798,687	JPMorgan Chase Bank	10/25/2024	(14,238)
EUR	305,000	USD	341,735	Barclays Bank plc	11/4/2024	(1,721)
USD	1,045,249	AUD	1,518,271	Barclays Bank plc	11/4/2024	(4,972)
TWD	6,543,930	USD	209,000	Goldman Sachs Bank USA**	11/18/2024	(1,341)
USD	36,345	TWD	1,181,031	JPMorgan Chase Bank**	11/18/2024	(1,133)
USD	53,208	PEN	201,930	Bank of America**	12/18/2024	(1,223)
USD	62,234	PEN	236,246	JPMorgan Chase Bank**	12/18/2024	(1,447)
USD	53,506	BRL	300,000	Goldman Sachs Bank USA**	4/2/2025	(141)
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	(91)

Total unrealized depreciation						(253,357)

Net unrealized depreciation						(145,396)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Written Call Options Contracts as of September 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD	(200,000)	USD 117.00	10/25/2024	(125)

Written Put Options Contracts as of September 30, 2024 (Note 1):
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD	(200,000)	USD 112.00	10/25/2024	(125)

Total Written Options Contracts (Premiums Received ($2,052))							(250)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$32,026,019	$—	$32,026,019
Collateralized Mortgage Obligations	—	27,527,102	—	27,527,102
Commercial Mortgage-Backed Securities	—	14,713,658	—	14,713,658
Corporate Bonds
Communication Services	—	6,559,804	—	6,559,804
Consumer Discretionary	—	9,630,668	—	9,630,668
Consumer Staples	—	6,079,892	—	6,079,892
Energy	—	9,473,406	—	9,473,406
Financials	—	64,599,431	—	64,599,431
Health Care	—	3,225,520	—	3,225,520
Industrials	—	9,735,479	—	9,735,479
Information Technology	—	5,602,467	—	5,602,467
Materials	—	2,078,311	—	2,078,311
Real Estate	—	6,804,948	—	6,804,948
Utilities	—	13,964,222	—	13,964,222
Foreign Government Securities	—	8,165,622	211	8,165,833
Forward Currency Contracts	—	107,961	—	107,961
Futures	178,549	—	—	178,549
Mortgage-Backed Securities	—	137,351,543	—	137,351,543
Municipal Bonds	—	2,340,810	—	2,340,810
Short-Term Investments
Commercial Paper	—	597,646	—	597,646
Foreign Government Treasury Bill	—	295,613	—	295,613
Investment Companies	1,849,603	—	—	1,849,603
U.S. Treasury Obligations	—	4,252,662	—	4,252,662
U.S. Government Agency Securities	—	525,070,982	—	525,070,982
U.S. Treasury Obligations	—	363,739,842	—	363,739,842

Total Assets	$2,028,152	$1,253,943,608	$211	$1,255,971,971

Liabilities:
Forward Currency Contracts	$—	$(253,357)	$—	$(253,357)
Futures	(27,337)	—	—	(27,337)
Options Written
Call Options Written	(125)	—	—	(125)
Put Options Written	(125)	—	—	(125)

Total Liabilities	$(27,587)	$(253,357)	$—	$(280,944)

Total	$2,000,565	$1,253,690,251	$211	$1,255,691,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,093,549
Aggregate gross unrealized depreciation	(34,482,963)

Net unrealized depreciation	$(13,389,414)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,269,080,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	6,600	$248,556
AST SpaceMobile, Inc., Class A(x)*	74,540	1,949,221
ATN International, Inc.	8,530	275,860
Bandwidth, Inc., Class A*	17,680	309,577
Cogent Communications Holdings, Inc.	23,425	1,778,426
Consolidated Communications Holdings, Inc.*	46,711	216,739
Globalstar, Inc.(x)*	572,110	709,416
IDT Corp., Class B	10,100	385,517
Liberty Latin America Ltd., Class A*	24,100	230,878
Liberty Latin America Ltd., Class C*	56,199	533,329
Lumen Technologies, Inc.*	563,240	3,999,004
Shenandoah Telecommunications Co.	26,948	380,236

		11,016,759

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A*	188,360	857,038
Atlanta Braves Holdings, Inc., Class A*	8,220	346,473
Atlanta Braves Holdings, Inc., Class C*	28,170	1,121,166
Cinemark Holdings, Inc.*	62,100	1,728,864
Eventbrite, Inc., Class A*	36,900	100,737
Golden Matrix Group, Inc.(x)*	3,590	8,365
IMAX Corp.*	27,100	555,821
Lions Gate Entertainment Corp., Class A*	30,300	237,249
Lions Gate Entertainment Corp., Class B*	59,900	414,508
LiveOne, Inc.*	3,510	3,330
Madison Square Garden Entertainment Corp., Class A*	23,096	982,273
Marcus Corp. (The)	15,640	235,695
Playstudios, Inc.*	26,630	40,211
Reservoir Media, Inc.*	6,650	53,931
Sphere Entertainment Co.*	14,716	650,153
Vivid Seats, Inc., Class A*	33,510	123,987

		7,459,801

Interactive Media & Services (0.6%)
Bumble, Inc., Class A(x)*	52,880	337,374
Cargurus, Inc., Class A*	50,100	1,504,503
Cars.com, Inc.*	41,400	693,864
EverQuote, Inc., Class A*	15,130	319,092
fuboTV, Inc.(x)*	191,840	272,413
Getty Images Holdings, Inc.(x)*	12,240	46,634
Grindr, Inc.*	15,230	181,694
MediaAlpha, Inc., Class A*	13,370	242,131
Nextdoor Holdings, Inc.*	63,110	156,513
Outbrain, Inc.*	14,940	72,608
QuinStreet, Inc.*	27,250	521,293
Shutterstock, Inc.	18,170	642,673
System1, Inc.(x)*	4,760	5,331
TrueCar, Inc.*	49,990	172,465
Vimeo, Inc.*	72,200	364,610
Yelp, Inc., Class A*	36,620	1,284,630
Ziff Davis, Inc.*	25,318	1,231,974
ZipRecruiter, Inc., Class A*	40,300	382,850

		8,432,652

Media (0.8%)
Advantage Solutions, Inc.(x)*	58,050	199,111
AMC Networks, Inc., Class A*	21,230	184,489
Boston Omaha Corp., Class A*	12,940	192,418
Cable One, Inc.	3,170	1,108,834
Cardlytics, Inc.(x)*	23,240	74,368
Clear Channel Outdoor Holdings, Inc.*	188,600	301,760
EchoStar Corp., Class A*	65,765	1,632,287
Emerald Holding, Inc.	6,950	34,681
Entravision Communications Corp., Class A	56,860	117,700
EW Scripps Co. (The), Class A*	56,722	127,341
Gambling.com Group Ltd.*	9,530	95,491
Gannett Co., Inc.*	108,089	607,460
Gray Television, Inc.	44,400	237,984
Ibotta, Inc., Class A*	4,280	263,691
iHeartMedia, Inc., Class A*	93,120	172,272
Innovid Corp.*	7,030	12,654
Integral Ad Science Holding Corp.*	40,580	438,670
John Wiley & Sons, Inc., Class A	19,340	933,155
Magnite, Inc.*	72,383	1,002,505
National CineMedia, Inc.*	9,640	67,962
PubMatic, Inc., Class A*	21,000	312,270
Scholastic Corp.	14,960	478,870
Sinclair, Inc.(x)	25,390	388,467
Stagwell, Inc., Class A*	57,810	405,826
TechTarget, Inc.*	15,200	371,640
TEGNA, Inc.	83,740	1,321,417
Thryv Holdings, Inc.*	16,580	285,673
Townsquare Media, Inc., Class A	1,600	16,256
WideOpenWest, Inc.*	37,940	199,185

		11,584,437

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	26,000	186,680
Spok Holdings, Inc.	5,620	84,637
Telephone and Data Systems, Inc.	52,500	1,220,625

		1,491,942

Total Communication Services		39,985,591

Consumer Discretionary (9.9%)
Automobile Components (1.2%)
Adient plc*	49,900	1,126,243
American Axle & Manufacturing Holdings, Inc.*	62,675	387,331
Cooper-Standard Holdings, Inc.*	3,440	47,713
Dana, Inc.	86,065	908,846
Dorman Products, Inc.*	15,300	1,730,736
Fox Factory Holding Corp.*	22,600	937,900
Gentherm, Inc.*	16,900	786,695
Goodyear Tire & Rubber Co. (The)*	164,623	1,456,914
Holley, Inc.*	37,390	110,300
LCI Industries	13,470	1,623,674
Luminar Technologies, Inc., Class A(x)*	146,490	131,797
Modine Manufacturing Co.*	28,190	3,743,350
Patrick Industries, Inc.	11,305	1,609,493
Phinia, Inc.	25,510	1,174,225
Solid Power, Inc.(x)*	104,840	141,534
Standard Motor Products, Inc.	12,900	428,280
Stoneridge, Inc.*	13,300	148,827
Visteon Corp.*	16,100	1,533,364
XPEL, Inc.(m)*	12,080	523,910

		18,551,132

Automobiles (0.1%)
Canoo, Inc.(x)*	49,090	48,280
Livewire Group, Inc.(x)*	2,610	15,921
Winnebago Industries, Inc.	17,446	1,013,787

		1,077,988

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	1,120	4,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Groupon, Inc.(x)*	22,040	$215,551
Savers Value Village, Inc.(x)*	16,460	173,160

		393,650

Distributors (0.1%)
A-Mark Precious Metals, Inc.(x)	10,710	472,954
GigaCloud Technology, Inc., Class A(x)*	13,180	302,876
Weyco Group, Inc.	470	15,999

		791,829

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	22,600	1,705,848
American Public Education, Inc.*	1,960	28,910
Carriage Services, Inc., Class A	8,530	280,040
Chegg, Inc.*	62,700	110,979
Coursera, Inc.*	70,150	556,991
European Wax Center, Inc., Class A*	19,570	133,076
Frontdoor, Inc.*	41,700	2,001,183
Graham Holdings Co., Class B	1,730	1,421,575
Laureate Education, Inc.	70,400	1,169,344
Lincoln Educational Services Corp.*	3,740	44,656
Mister Car Wash, Inc.*	52,590	342,361
Nerdy, Inc.(x)*	70,970	69,771
OneSpaWorld Holdings Ltd.	56,420	931,494
Perdoceo Education Corp.	38,800	862,912
Strategic Education, Inc.	12,764	1,181,308
Stride, Inc.*	23,284	1,986,358
Udemy, Inc.*	53,700	399,528
Universal Technical Institute, Inc.*	21,150	343,899

		13,570,233

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	22,190	257,848
Bally’s Corp.*	15,940	274,965
Biglari Holdings, Inc., Class B*	631	108,538
BJ’s Restaurants, Inc.*	12,134	395,083
Bloomin’ Brands, Inc.	46,890	775,092
Brinker International, Inc.*	25,400	1,943,862
Cheesecake Factory, Inc. (The)	25,821	1,047,042
Chuy’s Holdings, Inc.*	8,900	332,860
Cracker Barrel Old Country Store, Inc.(x)	13,801	625,875
Dave & Buster’s Entertainment, Inc.*	18,110	616,646
Denny’s Corp.*	30,250	195,113
Despegar.com Corp.*	34,530	428,172
Dine Brands Global, Inc.	11,381	355,429
El Pollo Loco Holdings, Inc.*	20,130	275,781
Empire Resorts, Inc.(r)*	900	—
Everi Holdings, Inc.*	37,000	486,180
First Watch Restaurant Group, Inc.*	7,580	118,248
Full House Resorts, Inc.*	1,870	9,387
Global Business Travel Group I(x)*	70,480	541,991
Golden Entertainment, Inc.	10,620	337,610
Hilton Grand Vacations, Inc.*	42,200	1,532,704
Inspired Entertainment, Inc.*	5,590	51,819
International Game Technology plc	71,210	1,516,773
Jack in the Box, Inc.	10,549	490,950
Krispy Kreme, Inc.	43,221	464,194
Kura Sushi USA, Inc., Class A(x)*	3,670	295,655
Life Time Group Holdings, Inc.*	33,050	807,081
Lindblad Expeditions Holdings, Inc.*	25,470	235,598
Monarch Casino & Resort, Inc.	6,700	531,109
Mondee Holdings, Inc., Class A(x)*	16,870	23,449
Nathan’s Famous, Inc.	680	55,012
ONE Group Hospitality, Inc. (The)*	2,810	10,341
Papa John’s International, Inc.	18,742	1,009,632
PlayAGS, Inc.*	10,720	122,101
Portillo’s, Inc., Class A(x)*	22,690	305,634
Potbelly Corp.*	2,100	17,514
RCI Hospitality Holdings, Inc.(x)	4,740	211,167
Red Rock Resorts, Inc., Class A	27,200	1,480,768
Rush Street Interactive, Inc.*	39,520	428,792
Sabre Corp.*	269,060	987,450
Shake Shack, Inc., Class A*	20,300	2,095,163
Six Flags Entertainment Corp.	51,637	2,081,487
Super Group SGHC Ltd.	84,680	307,388
Sweetgreen, Inc., Class A*	52,321	1,854,779
Target Hospitality Corp.*	23,200	180,496
United Parks & Resorts, Inc.(x)*	20,800	1,052,480
Vacasa, Inc., Class A(x)*	950	2,670
Xponential Fitness, Inc., Class A(x)*	16,870	209,188

		27,487,116

Household Durables (2.4%)
Beazer Homes USA, Inc.*	16,030	547,745
Cavco Industries, Inc.*	5,000	2,141,200
Century Communities, Inc.	15,100	1,554,998
Champion Homes, Inc.*	28,700	2,722,195
Cricut, Inc., Class A(x)	31,570	218,780
Dream Finders Homes, Inc., Class A*	12,960	469,282
Ethan Allen Interiors, Inc.	9,554	304,677
Flexsteel Industries, Inc.	330	14,616
GoPro, Inc., Class A*	98,210	133,566
Green Brick Partners, Inc.*	17,660	1,474,963
Hamilton Beach Brands Holding Co., Class A	440	13,389
Helen of Troy Ltd.*	12,298	760,631
Hooker Furnishings Corp.	710	12,837
Hovnanian Enterprises, Inc., Class A*	2,140	437,352
Installed Building Products, Inc.	13,300	3,275,391
iRobot Corp.*	27,720	240,887
KB Home	36,630	3,138,825
Landsea Homes Corp.*	10,600	130,910
La-Z-Boy, Inc.	21,459	921,235
Legacy Housing Corp.*	4,690	128,271
LGI Homes, Inc.*	13,000	1,540,760
Lifetime Brands, Inc.	710	4,643
Lovesac Co. (The)*	12,550	359,557
M/I Homes, Inc.*	14,550	2,493,288
Meritage Homes Corp.	19,659	4,031,471
Purple Innovation, Inc., Class A*	42,060	41,585
Sonos, Inc.*	65,753	808,104
Taylor Morrison Home Corp., Class A*	56,920	3,999,199
Traeger, Inc.*	18,910	69,589
Tri Pointe Homes, Inc.*	51,461	2,331,698
Vizio Holding Corp., Class A(x)*	49,900	557,383
Worthington Enterprises, Inc.	16,140	669,003

		35,548,030

Leisure Products (0.4%)
Acushnet Holdings Corp.(x)	15,600	994,500
AMMO, Inc.(x)*	24,590	35,164
Clarus Corp.	27,054	121,743
Escalade, Inc.	470	6,613
Funko, Inc., Class A*	27,490	335,928
JAKKS Pacific, Inc.*	3,690	94,169
Johnson Outdoors, Inc., Class A	5,110	184,982
Latham Group, Inc.*	44,260	300,968
Malibu Boats, Inc., Class A*	12,000	465,720
Marine Products Corp.	5,630	54,555
MasterCraft Boat Holdings, Inc.*	9,930	180,825
Peloton Interactive, Inc., Class A*	189,920	888,826
Smith & Wesson Brands, Inc.	22,035	286,014
Solo Brands, Inc., Class A*	16,750	23,617
Sturm Ruger & Co., Inc.	10,700	445,976
Topgolf Callaway Brands Corp.*	79,653	874,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vista Outdoor, Inc.*	32,740	$1,282,753

		6,576,943

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	16,270	129,021
Aaron’s Co., Inc. (The)	26,540	264,073
Abercrombie & Fitch Co., Class A*	28,250	3,952,175
Academy Sports & Outdoors, Inc.	39,400	2,299,384
American Eagle Outfitters, Inc.	97,640	2,186,160
America’s Car-Mart, Inc.*	3,340	140,013
Arhaus, Inc., Class A	28,770	354,159
Arko Corp.	49,660	348,613
Asbury Automotive Group, Inc.*	11,542	2,753,806
BARK, Inc.(x)*	21,290	34,703
Beyond, Inc.*	23,300	234,864
Boot Barn Holdings, Inc.*	16,020	2,679,826
Buckle, Inc. (The)	16,339	718,426
Build-A-Bear Workshop, Inc.(x)	7,130	245,058
Caleres, Inc.	18,863	623,422
Camping World Holdings, Inc., Class A	19,000	460,180
Citi Trends, Inc.*	1,580	29,024
Designer Brands, Inc., Class A(x)	23,750	175,275
Destination XL Group, Inc.*	18,870	55,478
EVgo, Inc., Class A(x)*	55,060	227,948
Foot Locker, Inc.	52,350	1,352,724
Genesco, Inc.*	11,237	305,309
Group 1 Automotive, Inc.	7,507	2,875,481
GrowGeneration Corp.(x)*	47,170	100,472
Haverty Furniture Cos., Inc.	7,570	207,948
J Jill, Inc.	6,340	156,408
Lands’ End, Inc.*	6,660	115,018
Leslie’s, Inc.*	94,900	299,884
MarineMax, Inc.*	11,500	405,605
Monro, Inc.	17,704	510,937
National Vision Holdings, Inc.*	44,892	489,772
ODP Corp. (The)*	23,710	705,372
OneWater Marine, Inc., Class A*	3,170	75,795
Petco Health & Wellness Co., Inc., Class A*	54,130	246,291
RealReal, Inc. (The)(x)*	35,200	110,528
Revolve Group, Inc., Class A*	18,600	460,908
RumbleON, Inc., Class B(x)*	1,540	7,377
Sally Beauty Holdings, Inc.*	68,800	933,616
Shoe Carnival, Inc.	13,000	570,050
Signet Jewelers Ltd.	23,370	2,410,382
Sleep Number Corp.*	16,770	307,226
Sonic Automotive, Inc., Class A	7,845	458,776
Stitch Fix, Inc., Class A*	74,480	210,033
ThredUp, Inc., Class A*	10,740	9,043
Tile Shop Holdings, Inc.*	2,790	18,386
Tilly’s, Inc., Class A*	2,720	13,872
Torrid Holdings, Inc.*	10,490	41,226
Upbound Group, Inc.	34,203	1,094,154
Urban Outfitters, Inc.*	33,560	1,285,684
Victoria’s Secret & Co.*	44,070	1,132,599
Warby Parker, Inc., Class A*	59,190	966,573
Winmark Corp.	1,500	574,395
Zumiez, Inc.*	11,020	234,726

		36,598,178

Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A*	64,300	439,812
G-III Apparel Group Ltd.*	24,300	741,636
Hanesbrands, Inc.*	188,060	1,382,241
Kontoor Brands, Inc.	33,420	2,733,088
Movado Group, Inc.	7,950	147,870
Oxford Industries, Inc.	8,800	763,488
Rocky Brands, Inc.	470	14,974
Steven Madden Ltd.	39,530	1,936,575
Superior Group of Cos., Inc.	1,130	17,504
Vera Bradley, Inc.*	5,710	31,176
Wolverine World Wide, Inc.	45,080	785,293

		8,993,657

Total Consumer Discretionary		149,588,756

Consumer Staples (2.7%)
Beverages (0.3%)
Duckhorn Portfolio, Inc. (The)*	27,340	158,845
MGP Ingredients, Inc.(x)	8,470	705,127
National Beverage Corp.	10,840	508,830
Primo Water Corp.	84,590	2,135,898
Vita Coco Co., Inc. (The)*	20,150	570,446

		4,079,146

Consumer Staples Distribution & Retail (0.8%)
Andersons, Inc. (The)	16,309	817,733
Chefs’ Warehouse, Inc. (The)*	18,830	791,048
HF Foods Group, Inc.*	14,720	52,550
Ingles Markets, Inc., Class A	7,600	566,960
Natural Grocers by Vitamin Cottage, Inc.	15,110	448,616
PriceSmart, Inc.	13,622	1,250,227
SpartanNash Co.	16,870	378,057
Sprouts Farmers Market, Inc.*	56,790	6,270,184
United Natural Foods, Inc.*	28,688	482,532
Village Super Market, Inc., Class A	6,810	216,490
Weis Markets, Inc.	8,451	582,528

		11,856,925

Food Products (1.0%)
Alico, Inc.	2,920	81,673
B&G Foods, Inc.	41,590	369,319
Beyond Meat, Inc.(x)*	37,910	257,030
BRC, Inc., Class A*	50,450	172,539
Calavo Growers, Inc.	8,040	229,381
Cal-Maine Foods, Inc.	21,964	1,643,786
Dole plc	38,210	622,441
Forafric Global plc(x)*	680	7,711
Fresh Del Monte Produce, Inc.	18,604	549,562
Hain Celestial Group, Inc. (The)*	69,090	596,247
J & J Snack Foods Corp.	8,703	1,497,960
John B Sanfilippo & Son, Inc.	4,740	447,029
Lancaster Colony Corp.	10,837	1,913,489
Lifeway Foods, Inc.*	3,110	80,611
Limoneira Co.	3,350	88,775
Mama’s Creations, Inc.*	8,050	58,765
Mission Produce, Inc.*	19,870	254,733
Seneca Foods Corp., Class A*	7,960	496,147
Simply Good Foods Co. (The)*	55,530	1,930,778
SunOpta, Inc.*	75,190	479,712
TreeHouse Foods, Inc.*	27,000	1,133,460
Utz Brands, Inc.(x)	38,520	681,804
Vital Farms, Inc.*	17,910	628,104
Westrock Coffee Co.(x)*	8,140	52,910
WK Kellogg Co.	36,840	630,333

		14,904,299

Household Products (0.3%)
Central Garden & Pet Co.*	2,470	90,081
Central Garden & Pet Co., Class A*	31,201	979,711
Energizer Holdings, Inc.	40,380	1,282,469
Oil-Dri Corp. of America	1,780	122,802
WD-40 Co.	7,647	1,972,009

		4,447,072

Personal Care Products (0.2%)
Beauty Health Co. (The)*	51,800	74,592
Edgewell Personal Care Co.	30,300	1,101,102
Herbalife Ltd.(x)*	49,900	358,781
Honest Co., Inc. (The)*	21,560	76,969
Inter Parfums, Inc.	9,010	1,166,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Medifast, Inc.(x)*	14,600	$279,444
Nature’s Sunshine Products, Inc.*	4,460	60,745
Nu Skin Enterprises, Inc., Class A	25,800	190,146
Olaplex Holdings, Inc.*	44,430	104,411
USANA Health Sciences, Inc.*	6,270	237,758
Veru, Inc.*	27,750	21,340
Waldencast plc, Class A*	5,900	21,476

		3,693,379

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	3,030	18,801
Turning Point Brands, Inc.	10,650	459,548
Universal Corp.	14,253	756,977
Vector Group Ltd.	78,308	1,168,355

		2,403,681

Total Consumer Staples		41,384,502

Energy (5.2%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	86,700	1,754,808
Atlas Energy Solutions, Inc.(x)	38,150	831,670
Borr Drilling Ltd.	133,130	730,884
Bristow Group, Inc., Class A*	12,686	440,077
Cactus, Inc., Class A	34,670	2,068,759
ChampionX Corp.	107,900	3,253,185
Core Laboratories, Inc.	25,050	464,177
DMC Global, Inc.*	14,950	194,051
Drilling Tools International Corp.*	380	1,417
Expro Group Holdings NV*	59,349	1,019,022
Forum Energy Technologies, Inc.*	1,530	23,654
Geospace Technologies Corp.(x)*	910	9,409
Helix Energy Solutions Group, Inc.*	79,900	886,890
Helmerich & Payne, Inc.	54,700	1,663,974
Innovex International, Inc.*	21,800	320,024
Kodiak Gas Services, Inc.	11,320	328,280
Liberty Energy, Inc., Class A	91,360	1,744,062
Mammoth Energy Services, Inc.*	2,390	9,775
Nabors Industries Ltd.*	5,160	332,665
Natural Gas Services Group, Inc.*	660	12,613
Newpark Resources, Inc.*	57,902	401,261
Noble Corp. plc(x)	75,905	2,743,207
Oceaneering International, Inc.*	55,500	1,380,285
Oil States International, Inc.*	41,400	190,440
Patterson-UTI Energy, Inc.	224,205	1,715,168
ProFrac Holding Corp., Class A(x)*	22,900	155,491
ProPetro Holding Corp.*	45,500	348,530
Ranger Energy Services, Inc., Class A	3,550	42,280
RPC, Inc.	37,300	237,228
SEACOR Marine Holdings, Inc.*	5,040	48,636
Seadrill Ltd.*	41,790	1,660,735
Select Water Solutions, Inc., Class A	51,240	570,301
Solaris Energy Infrastructure, Inc., Class A	25,630	327,039
TETRA Technologies, Inc.*	79,550	246,605
Tidewater, Inc.*	27,390	1,966,328
Transocean Ltd.*	409,580	1,740,715
Valaris Ltd.*	35,250	1,965,188

		31,828,833

Oil, Gas & Consumable Fuels (3.1%)
Aemetis, Inc.(x)*	4,550	10,465
Amplify Energy Corp.*	30,900	201,777
Ardmore Shipping Corp.	22,420	405,802
Berry Corp.	38,200	196,348
California Resources Corp.	37,280	1,956,082
Centrus Energy Corp., Class A*	6,460	354,331
Clean Energy Fuels Corp.*	90,259	280,705
CNX Resources Corp.*	87,250	2,841,732
Comstock Resources, Inc.(x)	47,600	529,788
CONSOL Energy, Inc.	16,700	1,747,655
Crescent Energy Co., Class A	77,402	847,552
CVR Energy, Inc.(x)	19,190	441,946
Delek US Holdings, Inc.	33,827	634,256
DHT Holdings, Inc.	75,800	836,074
Diversified Energy Co. plc(m)	26,390	300,318
Dorian LPG Ltd.	21,738	748,222
Empire Petroleum Corp.*	3,743	19,651
Encore Energy Corp.(x)*	87,390	353,056
Energy Fuels, Inc.(x)*	75,100	412,299
Evolution Petroleum Corp.	9,440	50,126
Excelerate Energy, Inc., Class A	13,370	294,274
FLEX LNG Ltd.	14,400	366,336
FutureFuel Corp.	31,490	181,067
Golar LNG Ltd.	55,400	2,036,504
Granite Ridge Resources, Inc.	16,390	97,357
Green Plains, Inc.*	35,780	484,461
Gulfport Energy Corp.*	7,280	1,101,828
Hallador Energy Co.*	14,810	139,658
HighPeak Energy, Inc.(x)	19,650	272,742
International Seaways, Inc.	22,684	1,169,587
Jura Energy Corp.*	690	20
Kinetik Holdings, Inc., Class A	19,560	885,286
Kosmos Energy Ltd.*	262,740	1,058,842
Magnolia Oil & Gas Corp., Class A(x)	97,980	2,392,672
Murphy Oil Corp.	80,100	2,702,574
NACCO Industries, Inc., Class A	1,540	43,659
NextDecade Corp.*	64,930	305,820
Nordic American Tankers Ltd.	131,701	483,343
Northern Oil & Gas, Inc.	55,710	1,972,691
Par Pacific Holdings, Inc.*	29,560	520,256
PBF Energy, Inc., Class A	57,250	1,771,887
Peabody Energy Corp.	71,880	1,907,695
PrimeEnergy Resources Corp.*	120	16,536
REX American Resources Corp.*	9,900	458,271
Riley Exploration Permian, Inc.	7,320	193,907
Ring Energy, Inc.(x)*	142,680	228,288
Sable Offshore Corp.*	28,340	669,674
SandRidge Energy, Inc.	17,900	218,917
Scorpio Tankers, Inc.	25,930	1,848,809
SFL Corp. Ltd.	61,865	715,778
Sitio Royalties Corp., Class A	43,125	898,725
SM Energy Co.	60,610	2,422,582
Talos Energy, Inc.*	74,430	770,351
Teekay Corp.*	32,880	302,496
Teekay Tankers Ltd., Class A	12,850	748,513
Uranium Energy Corp.(x)*	247,730	1,538,403
Ur-Energy, Inc.*	34,810	41,424
VAALCO Energy, Inc.	72,790	417,815
Verde Clean Fuels, Inc.(x)*	460	1,835
Vital Energy, Inc.(x)*	16,060	432,014
Vitesse Energy, Inc.(x)	13,700	329,074
W&T Offshore, Inc.(x)	78,444	168,655
World Kinect Corp.	27,840	860,534

		46,639,345

Total Energy		78,468,178

Financials (17.8%)
Banks (9.5%)
1st Source Corp.	8,822	528,261
ACNB Corp.	2,380	103,935
Amalgamated Financial Corp.	13,690	429,455
Amerant Bancorp, Inc., Class A	13,500	288,495
Ameris Bancorp	37,094	2,314,295
Ames National Corp.	1,090	19,871
Arrow Financial Corp.	11,121	318,728
Associated Banc-Corp.	92,210	1,986,203
Atlantic Union Bankshares Corp.	48,604	1,830,913
Axos Financial, Inc.*	29,070	1,827,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Banc of California, Inc.	73,407	$1,081,285
BancFirst Corp.	11,170	1,175,643
Bancorp, Inc. (The)*	29,900	1,599,650
Bank First Corp.	4,990	452,593
Bank of Hawaii Corp.	20,960	1,315,659
Bank of Marin Bancorp	11,690	234,852
Bank of NT Butterfield & Son Ltd. (The)	31,000	1,143,280
Bank7 Corp.	990	37,095
BankUnited, Inc.	43,400	1,581,496
Bankwell Financial Group, Inc.	1,400	41,930
Banner Corp.	17,800	1,060,168
Bar Harbor Bankshares	8,226	253,690
BayCom Corp.	4,760	112,907
BCB Bancorp, Inc.	6,590	81,321
Berkshire Hills Bancorp, Inc.	25,770	693,986
Blue Foundry Bancorp*	10,310	105,678
Bridgewater Bancshares, Inc.*	13,560	192,145
Brookline Bancorp, Inc.	42,080	424,587
Burke & Herbert Financial Services Corp.	5,601	341,605
Business First Bancshares, Inc.	9,060	232,570
Byline Bancorp, Inc.	23,690	634,181
Cadence Bank	102,310	3,258,573
California Bancorp*	1,170	17,304
Camden National Corp.	6,960	287,587
Capital Bancorp, Inc.(x)	2,990	76,873
Capital City Bank Group, Inc.	6,860	242,089
Capitol Federal Financial, Inc.	78,900	460,776
Carter Bankshares, Inc.*	12,530	217,897
Cathay General Bancorp	39,097	1,679,216
Central Pacific Financial Corp.	15,110	445,896
Chemung Financial Corp.	630	30,253
ChoiceOne Financial Services, Inc.	810	25,037
Citizens & Northern Corp.	8,332	164,057
Citizens Financial Services, Inc.	1,159	68,091
City Holding Co.	8,550	1,003,685
Civista Bancshares, Inc.	4,160	74,131
CNB Financial Corp.(x)	11,060	266,104
Coastal Financial Corp.*	5,060	273,189
Colony Bankcorp, Inc.	4,500	69,840
Columbia Financial, Inc.*	18,780	320,575
Community Financial System, Inc.	28,302	1,643,497
Community Trust Bancorp, Inc.	6,595	327,508
Community West Bancshares	2,340	45,068
ConnectOne Bancorp, Inc.	15,300	383,265
CrossFirst Bankshares, Inc.*	19,510	325,622
Customers Bancorp, Inc.*	16,630	772,463
CVB Financial Corp.	76,087	1,355,870
Dime Community Bancshares, Inc.	17,832	513,562
Eagle Bancorp, Inc.	15,450	348,861
Eastern Bankshares, Inc.	111,149	1,821,732
Enterprise Bancorp, Inc.	7,100	226,916
Enterprise Financial Services Corp.	19,447	996,853
Equity Bancshares, Inc., Class A	8,680	354,838
Esquire Financial Holdings, Inc.	3,590	234,104
ESSA Bancorp, Inc.	990	19,028
Farmers & Merchants Bancorp, Inc.	6,030	166,729
Farmers National Banc Corp.	17,900	270,648
FB Financial Corp.	19,016	892,421
Fidelity D&D Bancorp, Inc.(x)	470	23,190
Financial Institutions, Inc.	10,860	276,604
First Bancorp (Nasdaq Stock Exchange)	19,950	829,721
First Bancorp (New York Stock Exchange)	98,900	2,093,713
First Bancorp, Inc. (The)	6,529	171,843
First Bancshares, Inc. (The)	23,460	753,770
First Bank	3,630	55,176
First Busey Corp.	29,559	769,125
First Business Financial Services, Inc.	1,710	77,959
First Commonwealth Financial Corp.	51,413	881,733
First Community Bankshares, Inc.	7,920	341,748
First Financial Bancorp	54,043	1,363,505
First Financial Bankshares, Inc.	73,748	2,729,413
First Financial Corp.	6,050	265,293
First Financial Northwest, Inc.	680	15,314
First Foundation, Inc.	42,820	267,197
First Internet Bancorp	1,080	37,001
First Interstate BancSystem, Inc., Class A	44,206	1,356,240
First Merchants Corp.	32,747	1,218,188
First Mid Bancshares, Inc.	18,070	703,104
First of Long Island Corp. (The)	17,525	225,547
First Western Financial, Inc.*	1,810	36,200
Five Star Bancorp	6,150	182,840
Flushing Financial Corp.	18,132	264,365
FS Bancorp, Inc.	830	36,927
Fulton Financial Corp.	100,340	1,819,164
FVCBankcorp, Inc.*	3,915	51,091
German American Bancorp, Inc.	16,000	620,000
Glacier Bancorp, Inc.	63,978	2,923,795
Great Southern Bancorp, Inc.	4,510	258,468
Greene County Bancorp, Inc.	4,930	152,337
Guaranty Bancshares, Inc.	4,920	169,150
Hancock Whitney Corp.	49,287	2,522,016
Hanmi Financial Corp.	14,880	276,768
HarborOne Bancorp, Inc.	23,234	301,577
HBT Financial, Inc.	7,800	170,664
Heartland Financial USA, Inc.	23,810	1,350,027
Heritage Commerce Corp.	30,500	301,340
Heritage Financial Corp.	26,162	569,547
Hilltop Holdings, Inc.	25,900	832,944
Hingham Institution For Savings (The)(x)	1,210	294,405
Home Bancorp, Inc.	5,130	228,695
Home BancShares, Inc.	102,081	2,765,374
HomeStreet, Inc.	22,670	357,279
HomeTrust Bancshares, Inc.	9,150	311,832
Hope Bancorp, Inc.	74,114	930,872
Horizon Bancorp, Inc.	22,540	350,497
Independent Bank Corp.	12,440	414,874
Independent Bank Corp./MA	25,437	1,504,090
Independent Bank Group, Inc.	18,155	1,046,817
International Bancshares Corp.	31,590	1,888,766
Investar Holding Corp.	1,200	23,280
John Marshall Bancorp, Inc.	3,900	77,142
Kearny Financial Corp.	48,291	331,759
Lakeland Financial Corp.	13,900	905,168
LCNB Corp.	1,480	22,304
LINKBANCORP, Inc.	1,420	9,102
Live Oak Bancshares, Inc.	17,600	833,712
Mercantile Bank Corp.	7,330	320,468
Metrocity Bankshares, Inc.	8,110	248,328
Metropolitan Bank Holding Corp.*	5,930	311,799
Mid Penn Bancorp, Inc.	6,140	183,156
Middlefield Banc Corp.	770	22,176
Midland States Bancorp, Inc.	10,810	241,928
MidWestOne Financial Group, Inc.	9,230	263,332
MVB Financial Corp.	4,930	95,445
National Bank Holdings Corp., Class A	23,100	972,510
National Bankshares, Inc.	900	26,910
NB Bancorp, Inc.*	21,860	405,722
NBT Bancorp, Inc.	24,682	1,091,685
New York Community Bancorp, Inc.(x)	142,423	1,599,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nicolet Bankshares, Inc.	6,200	$592,906
Northeast Bank	3,630	279,982
Northeast Community Bancorp, Inc.	2,990	79,086
Northfield Bancorp, Inc.	20,943	242,939
Northrim Bancorp, Inc.	1,070	76,205
Northwest Bancshares, Inc.	65,110	871,172
Norwood Financial Corp.	870	23,995
Oak Valley Bancorp	950	25,241
OceanFirst Financial Corp.	33,679	626,093
OFG Bancorp	24,000	1,078,080
Old National Bancorp	170,302	3,177,835
Old Second Bancorp, Inc.	18,550	289,195
Orange County Bancorp, Inc.	660	39,811
Origin Bancorp, Inc.	15,590	501,374
Orrstown Financial Services, Inc.	10,360	372,546
Pacific Premier Bancorp, Inc.	49,943	1,256,566
Park National Corp.	7,748	1,301,509
Parke Bancorp, Inc.	2,160	45,144
Pathward Financial, Inc.	13,950	920,840
PCB Bancorp	4,170	78,354
Peapack-Gladstone Financial Corp.	9,150	250,802
Peoples Bancorp of North Carolina, Inc.(x)	590	14,980
Peoples Bancorp, Inc.	17,308	520,798
Peoples Financial Services Corp.	4,420	207,210
Pioneer Bancorp, Inc.*	1,170	12,835
Plumas Bancorp	620	25,284
Ponce Financial Group, Inc.*	3,080	36,005
Preferred Bank	6,900	553,725
Premier Financial Corp.	19,333	453,939
Primis Financial Corp.	13,460	163,943
Princeton Bancorp, Inc.	680	25,146
Provident Bancorp, Inc.(x)*	1,180	12,732
Provident Financial Services, Inc.	66,133	1,227,428
QCR Holdings, Inc.	8,850	655,166
RBB Bancorp	9,150	210,633
Red River Bancshares, Inc.	2,050	106,600
Renasant Corp.	32,481	1,055,633
Republic Bancorp, Inc., Class A	4,860	317,358
S&T Bancorp, Inc.	21,157	887,959
Sandy Spring Bancorp, Inc.	26,748	839,085
Seacoast Banking Corp. of Florida	45,019	1,199,756
ServisFirst Bancshares, Inc.	29,930	2,407,868
Shore Bancshares, Inc.	9,295	130,037
Sierra Bancorp	9,296	268,468
Simmons First National Corp., Class A	66,099	1,423,772
SmartFinancial, Inc.	6,350	185,039
South Plains Financial, Inc.	6,290	213,357
Southern First Bancshares, Inc.*	4,740	161,539
Southern Missouri Bancorp, Inc.	5,880	332,161
Southern States Bancshares, Inc.	1,130	34,725
Southside Bancshares, Inc.	16,189	541,198
SouthState Corp.	42,716	4,151,141
Stellar Bancorp, Inc.	24,904	644,765
Sterling Bancorp, Inc.*	4,450	20,247
Stock Yards Bancorp, Inc.	14,850	920,551
Texas Capital Bancshares, Inc.*	24,700	1,765,062
Third Coast Bancshares, Inc.*	3,520	94,230
Timberland Bancorp, Inc.	820	24,813
Tompkins Financial Corp.	8,400	485,436
Towne Bank	43,921	1,452,028
TriCo Bancshares	22,112	943,077
Triumph Financial, Inc.*	12,300	978,342
TrustCo Bank Corp.	7,630	252,324
Trustmark Corp.	38,880	1,237,162
UMB Financial Corp.	25,618	2,692,708
United Bankshares, Inc.	74,254	2,754,823
United Community Banks, Inc.	72,720	2,114,698
Unity Bancorp, Inc.	2,520	85,831
Univest Financial Corp.	12,265	345,137
USCB Financial Holdings, Inc.	3,180	48,495
Valley National Bancorp	242,366	2,195,836
Veritex Holdings, Inc.	29,970	788,810
Virginia National Bankshares Corp.(x)	1,040	43,316
WaFd, Inc.	37,927	1,321,756
Washington Trust Bancorp, Inc.	9,420	303,418
WesBanco, Inc.	31,167	928,153
West Bancorp, Inc.	10,440	198,464
Westamerica Bancorp	14,274	705,421
WSFS Financial Corp.	35,045	1,786,945

		143,135,041

Capital Markets (1.7%)
AlTi Global, Inc.(x)*	10,360	38,746
Artisan Partners Asset Management, Inc., Class A	38,790	1,680,383
B Riley Financial, Inc.(x)	22,364	117,411
BGC Group, Inc., Class A	196,690	1,805,614
Brightsphere Investment Group, Inc.	16,700	424,180
Cohen & Steers, Inc.	14,629	1,403,653
Diamond Hill Investment Group, Inc.	1,313	212,194
Donnelley Financial Solutions, Inc.*	15,900	1,046,697
Forge Global Holdings, Inc.*	44,380	58,138
GCM Grosvenor, Inc., Class A	22,180	251,078
Hamilton Lane, Inc., Class A	21,570	3,632,172
MarketWise, Inc.	14,950	9,991
Moelis & Co., Class A	37,800	2,589,678
Open Lending Corp.*	54,100	331,092
P10, Inc., Class A	23,400	250,614
Patria Investments Ltd., Class A	29,050	324,488
Perella Weinberg Partners, Class A	27,020	521,756
Piper Sandler Cos.	9,280	2,633,757
PJT Partners, Inc., Class A	12,900	1,720,086
Silvercrest Asset Management Group, Inc., Class A	2,840	48,962
StepStone Group, Inc., Class A	34,590	1,965,750
StoneX Group, Inc.*	15,380	1,259,314
Value Line, Inc.	1,050	48,825
Victory Capital Holdings, Inc., Class A	23,100	1,279,740
Virtus Investment Partners, Inc.	4,078	854,137
WisdomTree, Inc.(x)	72,380	723,076

		25,231,532

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	6,160	216,093
Bread Financial Holdings, Inc.	31,470	1,497,343
Consumer Portfolio Services, Inc.*	4,010	37,614
Encore Capital Group, Inc.*	15,700	742,139
Enova International, Inc.*	16,213	1,358,487
FirstCash Holdings, Inc.	21,975	2,522,730
Green Dot Corp., Class A*	32,600	381,746
LendingClub Corp.*	49,700	568,071
LendingTree, Inc.*	5,550	322,066
Medallion Financial Corp.	1,680	13,675
Moneylion, Inc.*	4,770	198,194
Navient Corp.	41,980	654,468
Nelnet, Inc., Class A	7,749	877,807
NerdWallet, Inc., Class A*	20,410	259,411
OppFi, Inc.(x)	11,070	52,361
PRA Group, Inc.*	29,048	649,513
PROG Holdings, Inc.	24,740	1,199,643
Regional Management Corp.	6,580	215,232
Upstart Holdings, Inc.*	42,820	1,713,228
World Acceptance Corp.*	2,481	292,708

		13,772,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Financial Services (2.7%)
Acacia Research Corp.*	17,090	$79,639
Alerus Financial Corp.	7,940	181,667
AvidXchange Holdings, Inc.*	97,600	791,536
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	499,729
Burford Capital Ltd.(x)	112,530	1,492,148
Cannae Holdings, Inc.	35,390	674,533
Cantaloupe, Inc.*	29,220	216,228
Cass Information Systems, Inc.	7,978	330,927
Compass Diversified Holdings	37,420	828,105
Enact Holdings, Inc.	16,060	583,460
Essent Group Ltd.	58,610	3,768,037
Evertec, Inc.	38,100	1,291,209
Federal Agricultural Mortgage Corp., Class C	4,850	908,938
Flywire Corp.*	67,814	1,111,471
HA Sustainable Infrastructure Capital, Inc.	68,110	2,347,752
I3 Verticals, Inc., Class A*	10,990	234,197
International Money Express, Inc.*	26,040	481,480
Jackson Financial, Inc., Class A	42,710	3,896,433
Marqeta, Inc., Class A*	261,860	1,288,351
Merchants Bancorp	8,510	382,610
Mr Cooper Group, Inc.*	36,588	3,372,682
NCR Atleos Corp.*	40,520	1,156,036
NewtekOne, Inc.	16,060	200,108
NMI Holdings, Inc., Class A*	46,600	1,919,454
Onity Group, Inc.*	1,100	35,134
Pagseguro Digital Ltd., Class A*	106,100	913,521
Payoneer Global, Inc.*	159,060	1,197,722
Paysafe Ltd.*	20,549	460,914
Paysign, Inc.*	10,400	38,168
PennyMac Financial Services, Inc.	16,610	1,893,042
Priority Technology Holdings, Inc.*	3,150	21,514
Radian Group, Inc.	84,100	2,917,429
Remitly Global, Inc.*	81,452	1,090,642
Repay Holdings Corp., Class A*	43,900	358,224
Sezzle, Inc.(x)*	1,610	274,650
StoneCo Ltd., Class A*	155,530	1,751,268
SWK Holdings Corp.*	820	14,178
Velocity Financial, Inc.(x)*	2,670	52,359
Walker & Dunlop, Inc.	18,045	2,049,731
Waterstone Financial, Inc.	15,020	220,794

		41,326,020

Insurance (2.0%)
Ambac Financial Group, Inc.*	19,600	219,716
American Coastal Insurance Corp.*	14,880	167,698
AMERISAFE, Inc.	11,000	531,630
Baldwin Insurance Group, Inc. (The), Class A*	36,980	1,841,604
CNO Financial Group, Inc.	60,901	2,137,625
Crawford & Co., Class A	8,420	92,367
Donegal Group, Inc., Class A	14,144	208,483
Employers Holdings, Inc.	13,611	652,920
Enstar Group Ltd.*	7,118	2,289,078
F&G Annuities & Life, Inc.	14,820	662,750
Fidelis Insurance Holdings Ltd.	32,400	585,144
Genworth Financial, Inc., Class A*	240,810	1,649,549
GoHealth, Inc., Class A(x)*	1,070	10,037
Goosehead Insurance, Inc., Class A*	11,610	1,036,773
Greenlight Capital Re Ltd., Class A*	18,493	252,429
Hamilton Insurance Group Ltd., Class B*	22,030	426,060
HCI Group, Inc.	5,000	535,300
Heritage Insurance Holdings, Inc.*	5,720	70,013
Hippo Holdings, Inc.*	15,301	258,281
Horace Mann Educators Corp.	23,137	808,638
Investors Title Co.	1,050	241,290
James River Group Holdings Ltd.	25,290	158,568
Kingsway Financial Services, Inc.*	5,090	42,145
Lemonade, Inc.(x)*	35,950	592,815
Maiden Holdings Ltd.*	6,200	10,974
MBIA, Inc.	41,820	149,297
Mercury General Corp.	13,500	850,230
NI Holdings, Inc.*	1,950	30,576
Oscar Health, Inc., Class A*	109,190	2,315,920
Palomar Holdings, Inc.*	12,600	1,192,842
ProAssurance Corp.*	29,900	449,696
Root, Inc., Class A(x)*	6,370	240,659
Safety Insurance Group, Inc.	8,375	684,907
Selective Insurance Group, Inc.	35,822	3,342,193
Selectquote, Inc.*	120,987	262,542
SiriusPoint Ltd.*	55,380	794,149
Skyward Specialty Insurance Group, Inc.*	20,860	849,628
Stewart Information Services Corp.	15,197	1,135,824
Tiptree, Inc., Class A	14,620	286,113
Trupanion, Inc.(x)*	19,900	835,402
United Fire Group, Inc.	10,044	210,221
Universal Insurance Holdings, Inc.	14,290	316,666

		29,428,752

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AFC Gamma, Inc. (REIT)	17,350	177,144
AG Mortgage Investment Trust, Inc. (REIT)	4,230	31,767
Angel Oak Mortgage REIT, Inc. (REIT)	7,970	83,127
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	794,999
Arbor Realty Trust, Inc. (REIT)(x)	113,160	1,760,770
Ares Commercial Real Estate Corp. (REIT)(x)	28,460	199,220
ARMOUR Residential REIT, Inc. (REIT)(x)	26,300	536,520
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	97,510	1,853,665
BrightSpire Capital, Inc. (REIT), Class A	102,580	574,448
Chicago Atlantic Real Estate Finance, Inc. (REIT)	9,550	148,121
Chimera Investment Corp. (REIT)	39,423	624,066
Claros Mortgage Trust, Inc. (REIT)	46,400	347,536
Dynex Capital, Inc. (REIT)	41,400	528,264
Ellington Financial, Inc. (REIT)	40,210	518,307
Franklin BSP Realty Trust, Inc. (REIT)	42,443	554,306
Granite Point Mortgage Trust, Inc. (REIT)	63,970	202,785
Invesco Mortgage Capital, Inc. (REIT)	31,679	297,466
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	322,335
Ladder Capital Corp. (REIT)	65,148	755,717
MFA Financial, Inc. (REIT)	65,875	837,930
New York Mortgage Trust, Inc. (REIT)	54,250	343,402
Nexpoint Real Estate Finance, Inc. (REIT)	6,610	103,314
Orchid Island Capital, Inc. (REIT)	25,909	212,972
PennyMac Mortgage Investment Trust (REIT)	50,745	723,624
Ready Capital Corp. (REIT)(x)	85,589	653,044
Redwood Trust, Inc. (REIT)	97,471	753,451
Seven Hills Realty Trust (REIT)	1,460	20,104
Sunrise Realty Trust, Inc. (REIT)	6,816	98,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
TPG RE Finance Trust, Inc. (REIT)	37,150	$316,889
Two Harbors Investment Corp. (REIT)	67,000	929,960

		15,303,335

Total Financials		268,197,209

Health Care (17.4%)
Biotechnology (8.9%)
2seventy bio, Inc.(x)*	33,223	156,813
4D Molecular Therapeutics, Inc.*	27,980	302,464
89bio, Inc.*	33,010	244,274
Absci Corp.(x)*	26,820	102,452
ACADIA Pharmaceuticals, Inc.*	62,200	956,636
ACELYRIN, Inc.*	32,100	158,253
Achieve Life Sciences, Inc.*	2,130	10,096
Acrivon Therapeutics, Inc.*	3,290	23,030
Actinium Pharmaceuticals, Inc.*	3,870	7,276
Acumen Pharmaceuticals, Inc.*	4,050	10,044
ADC Therapeutics SA*	7,340	23,121
ADMA Biologics, Inc.*	121,710	2,432,983
Adverum Biotechnologies, Inc.*	1,800	12,636
Aerovate Therapeutics, Inc.(x)*	37,750	78,897
Agenus, Inc.(x)*	14,683	80,463
Agios Pharmaceuticals, Inc.*	32,000	1,421,760
Akebia Therapeutics, Inc.*	25,880	34,162
Akero Therapeutics, Inc.*	44,770	1,284,451
Aldeyra Therapeutics, Inc.*	25,650	138,253
Alector, Inc.*	44,150	205,739
Alkermes plc*	94,840	2,654,572
Allogene Therapeutics, Inc.(x)*	81,991	229,575
Altimmune, Inc.(x)*	43,300	265,862
ALX Oncology Holdings, Inc.*	37,850	68,887
Amicus Therapeutics, Inc.*	164,780	1,759,850
AnaptysBio, Inc.*	14,000	469,000
Anavex Life Sciences Corp.(x)*	45,920	260,826
Anika Therapeutics, Inc.*	11,100	274,170
Annexon, Inc.*	66,590	394,213
Apogee Therapeutics, Inc.(x)*	22,120	1,299,329
Applied Therapeutics, Inc.*	54,330	461,805
Arbutus Biopharma Corp.*	79,900	307,615
Arcellx, Inc.*	24,210	2,021,777
Arcturus Therapeutics Holdings, Inc.*	12,200	283,162
Arcus Biosciences, Inc.*	25,900	396,011
Arcutis Biotherapeutics, Inc.*	59,660	554,838
Ardelyx, Inc.*	158,280	1,090,549
ArriVent Biopharma, Inc.(x)*	15,680	368,480
Arrowhead Pharmaceuticals, Inc.*	73,090	1,415,753
ARS Pharmaceuticals, Inc.(x)*	46,270	670,915
Astria Therapeutics, Inc.*	26,650	293,417
Atossa Therapeutics, Inc.(x)*	8,690	13,209
Aura Biosciences, Inc.*	14,130	125,898
Aurinia Pharmaceuticals, Inc.*	67,600	495,508
Avid Bioservices, Inc.(x)*	33,750	384,075
Avidity Biosciences, Inc.*	60,570	2,781,980
Avita Medical, Inc.(x)*	8,220	88,118
Beam Therapeutics, Inc.*	43,630	1,068,935
BioCryst Pharmaceuticals, Inc.*	139,430	1,059,668
Biohaven Ltd.*	42,170	2,107,235
Biomea Fusion, Inc.*	39,700	400,970
Black Diamond Therapeutics, Inc.*	10,080	43,848
Bluebird Bio, Inc.(x)*	172,800	89,770
Blueprint Medicines Corp.*	35,310	3,266,175
Boundless Bio, Inc.(x)*	1,160	4,025
Bridgebio Pharma, Inc.*	78,941	2,009,838
C4 Therapeutics, Inc.(x)*	30,290	172,653
Cabaletta Bio, Inc.*	31,460	148,491
Candel Therapeutics, Inc.(x)*	5,330	36,937
Capricor Therapeutics, Inc.(x)*	3,690	56,125
Cardiff Oncology, Inc.*	5,190	13,857
CareDx, Inc.*	25,150	785,309
Cargo Therapeutics, Inc.*	13,780	254,241
Caribou Biosciences, Inc.*	93,520	183,299
Cartesian Therapeutics, Inc.(x)*	2,038	32,853
Catalyst Pharmaceuticals, Inc.*	59,820	1,189,222
Celcuity, Inc.*	12,940	192,935
Celldex Therapeutics, Inc.*	36,270	1,232,817
Century Therapeutics, Inc.(x)*	11,090	18,964
CervoMed, Inc.(x)*	670	9,782
CG oncology, Inc.(x)*	26,390	995,695
Cibus, Inc., Class A(x)*	1,860	6,064
Cogent Biosciences, Inc.*	39,700	428,760
Coherus Biosciences, Inc.(x)*	107,080	111,363
Compass Therapeutics, Inc.(x)*	10,080	18,547
Corbus Pharmaceuticals Holdings, Inc.(x)*	5,740	118,416
Crinetics Pharmaceuticals, Inc.*	43,700	2,233,070
Cullinan Therapeutics, Inc.*	20,670	346,016
Cytokinetics, Inc.*	62,730	3,312,144
Day One Biopharmaceuticals, Inc.*	33,500	466,655
Denali Therapeutics, Inc.*	69,810	2,033,565
Design Therapeutics, Inc.*	27,530	148,111
Dianthus Therapeutics, Inc.(x)*	13,420	367,440
Disc Medicine, Inc.*	12,510	614,741
Dynavax Technologies Corp.*	69,210	770,999
Dyne Therapeutics, Inc.*	45,320	1,627,894
Editas Medicine, Inc.*	58,650	199,996
Elevation Oncology, Inc.(x)*	4,590	2,754
Eliem Therapeutics, Inc.(x)*	7,320	37,259
Enanta Pharmaceuticals, Inc.*	20,030	207,511
Entrada Therapeutics, Inc.*	7,780	124,324
Erasca, Inc.*	84,090	229,566
Fate Therapeutics, Inc.*	68,410	239,435
Fennec Pharmaceuticals, Inc.*	2,420	12,100
Fibrobiologics, Inc.(x)*	3,500	10,815
Foghorn Therapeutics, Inc.(x)*	10,710	99,710
Galectin Therapeutics, Inc.*	1,350	3,712
Generation Bio Co.*	45,767	113,044
Geron Corp.*	323,381	1,468,150
Greenwich Lifesciences, Inc.*	380	5,461
Gyre Therapeutics, Inc.(x)*	1,640	20,566
Halozyme Therapeutics, Inc.*	71,935	4,117,559
Heron Therapeutics, Inc.(x)*	106,560	212,054
HilleVax, Inc.(x)*	12,930	22,757
Humacyte, Inc.(x)*	36,110	196,438
Ideaya Biosciences, Inc.*	46,320	1,467,418
IGM Biosciences, Inc.*	20,990	347,175
ImmunityBio, Inc.(x)*	70,880	263,674
Immunome, Inc.(x)*	28,870	422,079
Immunovant, Inc.*	29,060	828,501
Inhibrx Biosciences, Inc.*	8,580	134,363
Inmune Bio, Inc.(x)*	1,280	6,899
Inovio Pharmaceuticals, Inc.(x)*	2,630	15,201
Inozyme Pharma, Inc.(x)*	19,240	100,625
Insmed, Inc.*	87,230	6,367,790
Intellia Therapeutics, Inc.*	54,100	1,111,755
Invivyd, Inc.(x)*	3,550	3,621
Iovance Biotherapeutics, Inc.*	133,910	1,257,415
Ironwood Pharmaceuticals, Inc., Class A*	68,900	283,868
iTeos Therapeutics, Inc.*	18,730	191,233
Janux Therapeutics, Inc.(x)*	14,050	638,291
Jasper Therapeutics, Inc.*	2,910	54,737
KalVista Pharmaceuticals, Inc.*	23,890	276,646
Keros Therapeutics, Inc.*	16,550	961,059
Kiniksa Pharmaceuticals International plc, Class A(x)*	23,300	582,267
Kodiak Sciences, Inc.*	37,670	98,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Korro Bio, Inc.(x)*	1,500	$50,130
Krystal Biotech, Inc.*	13,930	2,535,678
Kura Oncology, Inc.*	37,730	737,244
Kymera Therapeutics, Inc.*	25,140	1,189,876
Kyverna Therapeutics, Inc.*	13,730	67,140
Larimar Therapeutics, Inc.(x)*	13,090	85,740
LENZ Therapeutics, Inc.(x)	5,198	123,401
Lexeo Therapeutics, Inc.*	9,470	85,609
Lexicon Pharmaceuticals, Inc.(x)*	156,281	245,361
Lineage Cell Therapeutics, Inc.(x)*	19,440	17,599
Lyell Immunopharma, Inc.*	123,389	170,277
MacroGenics, Inc.*	50,390	165,783
Madrigal Pharmaceuticals, Inc.(x)*	9,850	2,090,367
MannKind Corp.*	148,910	936,644
MeiraGTx Holdings plc*	27,250	113,633
Mersana Therapeutics, Inc.*	97,680	184,615
Metagenomi, Inc.*	760	1,649
MiMedx Group, Inc.*	64,300	380,013
Mineralys Therapeutics, Inc.*	14,110	170,872
Mirum Pharmaceuticals, Inc.*	22,030	859,170
Monte Rosa Therapeutics, Inc.(x)*	23,340	123,702
Myriad Genetics, Inc.*	46,890	1,284,317
Neurogene, Inc.(x)*	1,890	79,304
Nkarta, Inc.*	43,910	198,473
Novavax, Inc.(x)*	79,330	1,001,938
Nurix Therapeutics, Inc.*	33,980	763,531
Nuvalent, Inc., Class A*	17,940	1,835,262
Ocugen, Inc.(x)*	49,910	49,521
Olema Pharmaceuticals, Inc.*	26,880	320,947
Organogenesis Holdings, Inc., Class A*	87,450	250,107
ORIC Pharmaceuticals, Inc.*	34,790	356,598
Outlook Therapeutics, Inc.(x)*	6,135	32,761
Ovid therapeutics, Inc.*	24,480	28,886
PDL BioPharma, Inc.(r)*	111,727	—
PepGen, Inc.*	12,120	103,626
Perspective Therapeutics, Inc.(x)*	26,610	355,243
Poseida Therapeutics, Inc., Class A*	19,320	55,255
Praxis Precision Medicines, Inc.*	9,680	556,987
Precigen, Inc.(x)*	139,660	132,272
Prelude Therapeutics, Inc.(x)*	1,380	2,857
Prime Medicine, Inc.(x)*	42,510	164,514
ProKidney Corp., Class A*	29,620	56,870
Protagonist Therapeutics, Inc.*	37,170	1,672,650
Prothena Corp. plc*	20,790	347,817
PTC Therapeutics, Inc.*	46,970	1,742,587
Puma Biotechnology, Inc.*	3,240	8,262
Pyxis Oncology, Inc.*	4,490	16,478
Q32 Bio, Inc.(x)*	3,120	139,214
RAPT Therapeutics, Inc.*	24,250	48,743
Recursion Pharmaceuticals, Inc., Class A*	116,081	764,974
REGENXBIO, Inc.*	22,900	240,221
Regulus Therapeutics, Inc.*	13,440	21,101
Relay Therapeutics, Inc.*	66,980	474,218
Renovaro, Inc.*	12,630	6,104
Replimune Group, Inc.*	24,930	273,233
REVOLUTION Medicines, Inc.*	85,566	3,880,418
Rhythm Pharmaceuticals, Inc.*	34,250	1,794,357
Rigel Pharmaceuticals, Inc.*	23,844	385,796
Rocket Pharmaceuticals, Inc.*	36,950	682,466
Sage Therapeutics, Inc.*	26,300	189,886
Sana Biotechnology, Inc.(x)*	62,800	261,248
Savara, Inc.(x)*	42,290	179,310
Scholar Rock Holding Corp.(x)*	30,820	246,868
Sera Prognostics, Inc., Class A(x)*	1,670	13,026
Shattuck Labs, Inc.(x)*	3,620	12,634
Skye Bioscience, Inc.*	3,020	11,808
Soleno Therapeutics, Inc.*	12,350	623,551
Solid Biosciences, Inc.*	5,200	36,244
SpringWorks Therapeutics, Inc.*	36,610	1,172,984
Spyre Therapeutics, Inc.(x)*	19,440	571,730
Stoke Therapeutics, Inc.*	22,610	277,877
Summit Therapeutics, Inc.(x)*	48,710	1,066,749
Sutro Biopharma, Inc.*	61,610	213,171
Syndax Pharmaceuticals, Inc.*	44,110	849,117
Tango Therapeutics, Inc.*	30,560	235,312
Taysha Gene Therapies, Inc.*	48,240	96,962
Tenaya Therapeutics, Inc.(x)*	30,690	59,232
Tevogen Bio Holdings, Inc.(x)*	3,330	1,227
TG Therapeutics, Inc.(x)*	86,120	2,014,347
Tourmaline Bio, Inc.(x)	3,090	79,444
Travere Therapeutics, Inc.*	38,900	544,211
TScan Therapeutics, Inc.*	2,430	12,101
Twist Bioscience Corp.*	30,922	1,397,056
Tyra Biosciences, Inc.(x)*	10,230	240,507
UroGen Pharma Ltd.(x)*	18,000	228,600
Vanda Pharmaceuticals, Inc.*	60,370	283,135
Vaxcyte, Inc.*	66,892	7,643,749
Vera Therapeutics, Inc., Class A*	21,440	947,648
Veracyte, Inc.*	47,090	1,602,944
Verastem, Inc.(x)*	6,940	20,751
Vericel Corp.*	25,460	1,075,685
Verve Therapeutics, Inc.*	35,220	170,465
Vir Biotechnology, Inc.*	44,720	334,953
Viridian Therapeutics, Inc.*	35,140	799,435
Voyager Therapeutics, Inc.*	12,960	75,816
Werewolf Therapeutics, Inc.*	3,190	6,763
X4 Pharmaceuticals, Inc.*	45,660	30,560
XBiotech, Inc.(x)*	1,290	9,972
Xencor, Inc.*	32,400	651,564
XOMA Royalty Corp.*	890	23,567
Y-mAbs Therapeutics, Inc.(x)*	30,370	399,366
Zentalis Pharmaceuticals, Inc.*	50,864	187,180
Zura Bio Ltd., Class A(x)*	11,200	45,472
Zymeworks, Inc.*	24,460	306,973

		133,540,384

Health Care Equipment & Supplies (3.3%)
Accuray, Inc.*	15,010	27,018
Alphatec Holdings, Inc.*	51,000	283,560
AngioDynamics, Inc.*	35,660	277,435
Artivion, Inc.*	29,338	780,978
AtriCure, Inc.*	27,900	782,316
Avanos Medical, Inc.*	26,400	634,392
Axogen, Inc.*	30,540	428,171
Axonics, Inc.*	28,610	1,991,256
Bioventus, Inc., Class A*	9,030	107,909
Cerus Corp.*	106,050	184,527
CONMED Corp.	15,887	1,142,593
CVRx, Inc.*	7,480	65,899
Embecta Corp.	28,900	407,490
Fractyl Health, Inc.*	1,870	4,731
Glaukos Corp.*	27,482	3,580,355
Haemonetics Corp.*	28,180	2,265,108
ICU Medical, Inc.*	12,040	2,193,929
Inari Medical, Inc.*	27,679	1,141,482
Inmode Ltd.*	41,380	701,391
Inogen, Inc.*	23,140	224,458
Integer Holdings Corp.*	19,988	2,598,440
Integra LifeSciences Holdings Corp.*	38,490	699,363
iRadimed Corp.	5,600	281,624
iRhythm Technologies, Inc.*	17,560	1,303,654
Lantheus Holdings, Inc.*	37,500	4,115,625
LeMaitre Vascular, Inc.	11,390	1,058,017
LivaNova plc*	30,630	1,609,300
Merit Medical Systems, Inc.*	32,137	3,176,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Neogen Corp.*	122,523	$2,059,612
NeuroPace, Inc.*	870	6,064
Nevro Corp.*	24,890	139,135
Novocure Ltd.*	59,800	934,674
Omnicell, Inc.*	23,355	1,018,278
OraSure Technologies, Inc.*	69,086	294,997
Orchestra BioMed Holdings, Inc.*	5,190	26,677
Orthofix Medical, Inc.*	18,534	289,501
OrthoPediatrics Corp.*	7,650	207,392
Paragon 28, Inc.(x)*	33,030	220,640
PROCEPT BioRobotics Corp.*	22,520	1,804,302
Pulmonx Corp.*	22,990	190,587
Pulse Biosciences, Inc.(x)*	8,910	156,281
RxSight, Inc.*	19,100	944,113
Sanara Medtech, Inc.(x)*	510	15,422
Semler Scientific, Inc.(x)*	6,900	162,495
SI-BONE, Inc.*	36,700	513,066
Sight Sciences, Inc.*	19,190	120,897
STAAR Surgical Co.*	30,780	1,143,477
Stereotaxis, Inc.(x)*	2,890	5,896
Surmodics, Inc.*	8,721	338,200
Tactile Systems Technology, Inc.*	24,000	350,640
Tandem Diabetes Care, Inc.*	36,370	1,542,452
TransMedics Group, Inc.*	18,030	2,830,710
Treace Medical Concepts, Inc.*	35,850	207,930
UFP Technologies, Inc.*	3,990	1,263,633
Utah Medical Products, Inc.	2,750	184,003
Varex Imaging Corp.*	21,700	258,664
Zimvie, Inc.*	16,930	268,679
Zynex, Inc.(x)*	25,600	208,896

		49,774,434

Health Care Providers & Services (2.9%)
Accolade, Inc.*	39,296	151,290
AdaptHealth Corp., Class A*	57,167	641,985
Addus HomeCare Corp.*	9,700	1,290,391
agilon health, Inc.(x)*	173,240	680,833
AirSculpt Technologies, Inc.(x)*	18,110	91,818
Alignment Healthcare, Inc.*	76,150	900,093
AMN Healthcare Services, Inc.*	22,500	953,775
Ardent Health Partners, Inc.*	3,960	72,785
Astrana Health, Inc.*	23,200	1,344,208
Aveanna Healthcare Holdings, Inc.*	34,270	178,204
BrightSpring Health Services, Inc.(x)*	28,960	425,133
Brookdale Senior Living, Inc.*	105,100	713,629
Castle Biosciences, Inc.*	21,550	614,606
Community Health Systems, Inc.*	88,300	535,981
CorVel Corp.*	4,600	1,503,694
Cross Country Healthcare, Inc.*	24,615	330,826
DocGo, Inc.(x)*	51,490	170,947
Enhabit, Inc.*	23,430	185,097
Ensign Group, Inc. (The)	31,170	4,482,869
Fulgent Genetics, Inc.*	10,400	225,992
GeneDx Holdings Corp., Class A(x)*	7,950	337,398
Guardant Health, Inc.*	66,270	1,520,234
HealthEquity, Inc.*	47,540	3,891,149
Hims & Hers Health, Inc.*	106,570	1,963,019
InfuSystem Holdings, Inc.*	1,720	11,524
Innovage Holding Corp.*	25,370	152,220
Joint Corp. (The)*	12,080	138,195
LifeStance Health Group, Inc.*	81,300	569,100
ModivCare, Inc.*	8,303	118,567
Nano-X Imaging Ltd.(x)*	33,810	205,565
National HealthCare Corp.	7,300	918,121
National Research Corp.	7,625	174,307
NeoGenomics, Inc.*	80,540	1,187,965
OPKO Health, Inc.(x)*	232,400	346,276
Option Care Health, Inc.*	97,925	3,065,052
Owens & Minor, Inc.*	37,000	580,530
PACS Group, Inc.*	21,970	878,141
Patterson Cos., Inc.	46,100	1,006,824
Pediatrix Medical Group, Inc.*	48,100	557,479
Pennant Group, Inc. (The)*	17,110	610,827
Performant Financial Corp.*	3,030	11,332
PetIQ, Inc., Class A*	22,700	698,479
Privia Health Group, Inc.*	59,176	1,077,595
Progyny, Inc.*	47,420	794,759
Quipt Home Medical Corp.*	6,590	19,243
RadNet, Inc.*	37,130	2,576,451
Select Medical Holdings Corp.	59,703	2,081,844
Sonida Senior Living, Inc.*	1,260	33,692
Surgery Partners, Inc.*	43,130	1,390,511
Talkspace, Inc.*	32,780	68,510
US Physical Therapy, Inc.	9,887	836,737
Viemed Healthcare, Inc.*	3,860	28,294

		43,344,096

Health Care Technology (0.4%)
Definitive Healthcare Corp., Class A*	44,460	198,736
Evolent Health, Inc., Class A*	62,650	1,771,742
Health Catalyst, Inc.*	33,140	269,760
HealthStream, Inc.	13,000	374,920
LifeMD, Inc.*	8,730	45,745
OptimizeRx Corp.*	15,100	116,572
Phreesia, Inc.*	24,800	565,192
Schrodinger, Inc.*	28,835	534,889
Simulations Plus, Inc.	6,900	220,938
Teladoc Health, Inc.*	95,600	877,608
Waystar Holding Corp.*	24,020	669,918

		5,646,020

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.(x)*	56,200	287,744
Akoya Biosciences, Inc.(x)*	21,770	59,214
BioLife Solutions, Inc.*	17,850	446,964
ChromaDex Corp.*	3,350	12,228
Codexis, Inc.*	58,390	179,841
CryoPort, Inc.*	27,870	226,026
Cytek Biosciences, Inc.*	100,875	558,848
Harvard Bioscience, Inc.*	4,260	11,459
Lifecore Biomedical, Inc.*	2,190	10,797
Maravai LifeSciences Holdings, Inc., Class A*	62,030	515,469
MaxCyte, Inc.*	51,860	201,735
Mesa Laboratories, Inc.	2,400	311,664
Nautilus Biotechnology, Inc., Class A*	15,330	43,691
OmniAb, Inc. (Earn Out Shares)(r)*	7,376	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	54,358	229,934
Pacific Biosciences of California, Inc.(x)*	134,610	228,837
Quanterix Corp.*	19,700	255,312
Quantum-Si, Inc.(x)*	52,020	45,892
Standard BioTools, Inc.*	169,430	327,000

		3,952,655

Pharmaceuticals (1.7%)
Alto Neuroscience, Inc.*	3,610	41,298
Alumis, Inc.(x)*	1,360	14,525
Amneal Pharmaceuticals, Inc.*	93,066	774,309
Amphastar Pharmaceuticals, Inc.*	20,500	994,865
ANI Pharmaceuticals, Inc.*	10,380	619,271
Aquestive Therapeutics, Inc.(x)*	23,580	117,428
Arvinas, Inc.*	36,080	888,650
Atea Pharmaceuticals, Inc.*	65,290	218,722
Avadel Pharmaceuticals plc (ADR)*	51,900	680,669
Axsome Therapeutics, Inc.*	22,330	2,006,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Biote Corp., Class A*	4,100	$22,878
Cassava Sciences, Inc.(x)*	17,700	520,911
Collegium Pharmaceutical, Inc.*	21,600	834,624
Contineum Therapeutics, Inc., Class A*	2,150	41,151
Corcept Therapeutics, Inc.*	44,400	2,054,832
CorMedix, Inc.(x)*	23,910	193,193
Edgewise Therapeutics, Inc.*	40,770	1,088,151
Enliven Therapeutics, Inc.(x)*	19,770	504,926
Esperion Therapeutics, Inc.(x)*	79,630	131,390
Evolus, Inc.*	33,100	536,220
EyePoint Pharmaceuticals, Inc.(x)*	24,060	192,239
Fulcrum Therapeutics, Inc.(x)*	35,060	125,164
Harmony Biosciences Holdings, Inc.*	17,620	704,800
Harrow, Inc.*	15,170	682,043
Innoviva, Inc.*	31,200	602,472
Ligand Pharmaceuticals, Inc.*	9,726	973,475
Liquidia Corp.(x)*	37,000	370,000
Longboard Pharmaceuticals, Inc.*	18,130	604,273
Lyra Therapeutics, Inc.(x)*	16,560	4,256
MediWound Ltd.(x)*	650	11,739
Mind Medicine MindMed, Inc.*	40,430	230,047
Nektar Therapeutics*	16,400	21,320
Neumora Therapeutics, Inc.(x)*	47,240	624,040
Nuvation Bio, Inc.*	117,730	269,602
Ocular Therapeutix, Inc.*	87,380	760,206
Omeros Corp.(x)*	10,060	39,938
Pacira BioSciences, Inc.*	22,400	337,120
Phathom Pharmaceuticals, Inc.(x)*	25,980	469,718
Phibro Animal Health Corp., Class A	14,740	331,945
Pliant Therapeutics, Inc.*	30,170	338,206
Prestige Consumer Healthcare, Inc.*	30,000	2,163,000
Rapport Therapeutics, Inc.(x)*	1,250	25,600
Revance Therapeutics, Inc.*	57,310	297,439
Scilex Holding Co.(r)*	18,651	14,658
scPharmaceuticals, Inc.(x)*	8,640	39,398
SIGA Technologies, Inc.	28,920	195,210
Supernus Pharmaceuticals, Inc.*	26,600	829,388
Tarsus Pharmaceuticals, Inc.*	20,660	679,507
Telomir Pharmaceuticals, Inc.(x)*	390	2,504
Terns Pharmaceuticals, Inc.*	26,120	217,841
Theravance Biopharma, Inc.*	34,900	281,294
Third Harmonic Bio, Inc.(x)*	6,910	93,631
Trevi Therapeutics, Inc.(x)*	6,600	22,044
Ventyx Biosciences, Inc.(x)*	38,890	84,780
Verrica Pharmaceuticals, Inc.(x)*	3,610	5,235
WaVe Life Sciences Ltd.*	27,810	228,042
Xeris Biopharma Holdings, Inc.*	77,120	219,792
Zevra Therapeutics, Inc.(x)*	10,130	70,302

		25,447,078

Total Health Care		261,704,667

Industrials (16.9%)
Aerospace & Defense (1.1%)
AAR Corp.*	19,112	1,249,160
AeroVironment, Inc.*	14,131	2,833,265
AerSale Corp.*	25,000	126,250
Archer Aviation, Inc., Class A(x)*	131,110	397,263
Astronics Corp.*	11,800	229,864
Byrna Technologies, Inc.(x)*	4,570	77,553
Cadre Holdings, Inc.	14,620	554,829
Ducommun, Inc.*	7,620	501,625
Eve Holding, Inc.(x)*	6,620	21,449
Kratos Defense & Security Solutions, Inc.*	77,560	1,807,148
Leonardo DRS, Inc.*	47,230	1,332,831
Mercury Systems, Inc.*	30,780	1,138,860
Moog, Inc., Class A	15,433	3,117,775
National Presto Industries, Inc.	2,410	181,087
Park Aerospace Corp.	12,432	161,989
Redwire Corp.(x)*	18,870	129,637
Rocket Lab USA, Inc.(x)*	195,390	1,901,145
Terran Orbital Corp.(x)*	189,970	47,720
Triumph Group, Inc.*	45,730	589,460
V2X, Inc.*	5,200	290,472
Virgin Galactic Holdings, Inc.(x)*	37,254	227,249
VirTra, Inc.(x)*	2,150	13,373

		16,930,004

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	29,600	479,224
Forward Air Corp.(x)	17,240	610,296
Hub Group, Inc., Class A	32,006	1,454,672
Radiant Logistics, Inc.*	21,130	135,866

		2,680,058

Building Products (1.5%)
American Woodmark Corp.*	9,600	897,120
Apogee Enterprises, Inc.	11,160	781,367
AZZ, Inc.	16,486	1,361,909
Caesarstone Ltd.*	1,650	7,524
CSW Industrials, Inc.	9,220	3,378,116
Gibraltar Industries, Inc.*	18,300	1,279,719
Griffon Corp.	21,063	1,474,410
Insteel Industries, Inc.	9,600	298,464
Janus International Group, Inc.*	79,670	805,464
JELD-WEN Holding, Inc.*	59,156	935,256
Masterbrand, Inc.*	69,310	1,285,008
Quanex Building Products Corp.	25,027	694,499
Resideo Technologies, Inc.*	78,360	1,578,170
Tecnoglass, Inc.	12,620	866,489
UFP Industries, Inc.	33,982	4,458,778
Zurn Elkay Water Solutions Corp.	79,080	2,842,135

		22,944,428

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	37,032	1,953,808
ACCO Brands Corp.	44,636	244,159
ACV Auctions, Inc., Class A*	83,100	1,689,423
Aris Water Solutions, Inc., Class A	12,870	217,117
BrightView Holdings, Inc.*	24,840	390,982
Brink’s Co. (The)	25,240	2,918,754
Casella Waste Systems, Inc., Class A*	34,350	3,417,482
CECO Environmental Corp.*	15,880	447,816
Cimpress plc*	10,000	819,200
CompX International, Inc.	680	19,863
CoreCivic, Inc.*	66,800	845,020
Deluxe Corp.	28,261	550,807
Driven Brands Holdings, Inc.*	33,650	480,185
Ennis, Inc.	21,076	512,568
Enviri Corp.*	46,800	483,912
GEO Group, Inc. (The)*	81,920	1,052,672
Healthcare Services Group, Inc.*	39,869	445,337
HNI Corp.	27,112	1,459,710
Interface, Inc., Class A	29,998	569,062
LanzaTech Global, Inc.(x)*	34,690	66,258
Liquidity Services, Inc.*	11,790	268,812
Matthews International Corp., Class A	18,459	428,249
MillerKnoll, Inc.	41,589	1,029,744
Montrose Environmental Group, Inc.*	20,820	547,566
NL Industries, Inc.	6,395	47,515
OPENLANE, Inc.*	57,130	964,354
Perma-Fix Environmental Services, Inc.(x)*	2,520	30,920
Pitney Bowes, Inc.	92,900	662,377
Quad/Graphics, Inc.	8,140	36,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Quest Resource Holding Corp.(x)*	1,150	$9,177
Steelcase, Inc., Class A	47,972	647,142
UniFirst Corp.	8,805	1,749,113
Viad Corp.*	9,504	340,528
Virco Mfg. Corp.(x)	5,700	78,717
VSE Corp.	8,840	731,333

		26,156,638

Construction & Engineering (1.5%)
Ameresco, Inc., Class A*	14,730	558,856
Arcosa, Inc.	27,700	2,624,852
Argan, Inc.	6,780	687,695
Bowman Consulting Group Ltd., Class A*	3,910	94,153
Centuri Holdings, Inc.*	11,190	180,718
Concrete Pumping Holdings, Inc.*	6,720	38,909
Construction Partners, Inc., Class A*	24,110	1,682,878
Dycom Industries, Inc.*	15,276	3,010,900
Fluor Corp.*	95,890	4,574,912
Granite Construction, Inc.	26,535	2,103,695
Great Lakes Dredge & Dock Corp.*	31,400	330,642
IES Holdings, Inc.*	4,370	872,339
Limbach Holdings, Inc.*	5,740	434,862
Matrix Service Co.*	4,170	48,080
MYR Group, Inc.*	10,500	1,073,415
Northwest Pipe Co.*	1,830	82,588
Orion Group Holdings, Inc.*	4,260	24,580
Primoris Services Corp.	28,340	1,645,987
Southland Holdings, Inc.*	2,250	8,325
Sterling Infrastructure, Inc.*	16,980	2,462,440
Tutor Perini Corp.*	29,635	804,887

		23,345,713

Electrical Equipment (1.3%)
Allient, Inc.	5,720	108,623
American Superconductor Corp.*	19,170	452,412
Amprius Technologies, Inc.(x)*	39,320	43,645
Array Technologies, Inc.*	78,200	516,120
Atkore, Inc.	19,920	1,688,021
Blink Charging Co.(x)*	152,760	262,747
Bloom Energy Corp., Class A(x)*	114,800	1,212,288
ChargePoint Holdings, Inc.(x)*	217,990	298,646
Energy Vault Holdings, Inc.(x)*	39,050	37,488
EnerSys	21,829	2,227,649
Enovix Corp.(x)*	83,470	779,610
Fluence Energy, Inc., Class A(x)*	31,690	719,680
Freyr Battery, Inc.(x)*	29,260	28,385
FuelCell Energy, Inc.(x)*	627,870	238,591
GrafTech International Ltd.(x)*	158,250	208,890
LSI Industries, Inc.	4,480	72,352
Net Power, Inc.(x)*	6,160	43,182
NEXTracker, Inc., Class A*	80,262	3,008,220
NuScale Power Corp., Class A(x)*	58,290	674,998
Plug Power, Inc.(x)*	354,430	801,012
Powell Industries, Inc.	4,960	1,101,070
Preformed Line Products Co.	1,190	152,415
SES AI Corp.*	63,330	40,519
Shoals Technologies Group, Inc., Class A*	85,950	482,179
SolarMax Technology, Inc.(x)*	2,250	1,421
Solidion Technology, Inc.(x)*	13,760	5,077
Stem, Inc.(x)*	165,600	57,662
Sunrun, Inc.*	122,760	2,217,046
Thermon Group Holdings, Inc.*	17,300	516,232
TPI Composites, Inc.(x)*	46,860	213,213
Ultralife Corp.*	1,690	15,278
Vicor Corp.*	17,660	743,486

		18,968,157

Ground Transportation (0.5%)
ArcBest Corp.	12,730	1,380,569
Covenant Logistics Group, Inc., Class A	3,190	168,560
FTAI Infrastructure, Inc.	52,920	495,331
Heartland Express, Inc.	20,155	247,503
Hertz Global Holdings, Inc.(x)*	78,190	258,027
Marten Transport Ltd.	33,074	585,410
PAM Transportation Services, Inc.*	2,410	44,585
RXO, Inc.*	75,490	2,113,720
Universal Logistics Holdings, Inc.	6,030	259,953
Werner Enterprises, Inc.	35,366	1,364,774

		6,918,432

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	13,900	352,087

Machinery (3.8%)
374Water, Inc.*	6,870	9,343
3D Systems Corp.(x)*	61,100	173,524
Alamo Group, Inc.	5,500	990,715
Albany International Corp., Class A	16,491	1,465,225
Astec Industries, Inc.	10,643	339,937
Atmus Filtration Technologies, Inc.	44,995	1,688,662
Barnes Group, Inc.	29,306	1,184,256
Blue Bird Corp.*	18,050	865,678
Chart Industries, Inc.*	24,171	3,000,588
Columbus McKinnon Corp.	15,090	543,240
Commercial Vehicle Group, Inc.*	8,220	26,715
Douglas Dynamics, Inc.	10,900	300,622
Eastern Co. (The)(x)	450	14,603
Energy Recovery, Inc.*	29,060	505,353
Enerpac Tool Group Corp., Class A	32,713	1,370,348
Enpro, Inc.	11,214	1,818,687
ESCO Technologies, Inc.	14,652	1,889,815
Federal Signal Corp.	34,600	3,233,716
Franklin Electric Co., Inc.	26,652	2,793,663
Gencor Industries, Inc.*	1,510	31,499
Gorman-Rupp Co. (The)	12,247	477,021
Graham Corp.*	1,590	47,048
Greenbrier Cos., Inc. (The)	16,400	834,596
Helios Technologies, Inc.	21,150	1,008,855
Hillenbrand, Inc.	41,738	1,160,316
Hillman Solutions Corp.*	110,370	1,165,507
Hyliion Holdings Corp.(x)*	91,830	227,738
Hyster-Yale, Inc.	8,080	515,262
John Bean Technologies Corp.	18,131	1,786,085
Kadant, Inc.	6,300	2,129,400
Kennametal, Inc.	45,000	1,166,850
L B Foster Co., Class A*	1,140	23,290
Lindsay Corp.	6,175	769,652
Luxfer Holdings plc	10,470	135,587
Manitowoc Co., Inc. (The)*	16,215	155,988
Mayville Engineering Co., Inc.*	5,390	113,621
Miller Industries, Inc.	9,060	552,660
Mueller Industries, Inc.	62,758	4,650,368
Mueller Water Products, Inc., Class A	90,093	1,955,018
NN, Inc.*	3,420	13,338
Omega Flex, Inc.	3,370	168,230
Park-Ohio Holdings Corp.	1,420	43,594
Proto Labs, Inc.*	17,000	499,290
REV Group, Inc.	28,840	809,250
Shyft Group, Inc. (The)	15,500	194,525
SPX Technologies, Inc.*	25,280	4,031,149
Standex International Corp.	7,379	1,348,734
Taylor Devices, Inc.(x)*	460	22,963
Tennant Co.	11,331	1,088,229
Terex Corp.	36,100	1,910,051
Titan International, Inc.*	26,300	213,819
Trinity Industries, Inc.	45,100	1,571,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Twin Disc, Inc.	1,150	$14,364
Wabash National Corp.	24,300	466,317
Watts Water Technologies, Inc., Class A	16,139	3,343,839

		56,860,027

Marine Transportation (0.3%)
Costamare, Inc.	26,800	421,296
Genco Shipping & Trading Ltd.	22,610	440,895
Golden Ocean Group Ltd.	61,900	828,222
Himalaya Shipping Ltd.	2,660	23,036
Matson, Inc.	18,470	2,634,191
Pangaea Logistics Solutions Ltd.	6,890	49,815
Safe Bulkers, Inc.	23,790	123,232

		4,520,687

Passenger Airlines (0.4%)
Allegiant Travel Co.	7,677	422,696
Blade Air Mobility, Inc.*	27,060	79,556
Frontier Group Holdings, Inc.(x)*	50,860	272,101
JetBlue Airways Corp.(x)*	176,710	1,159,218
Joby Aviation, Inc.(x)*	225,700	1,135,271
SkyWest, Inc.*	21,670	1,842,383
Spirit Airlines, Inc.(x)	110,480	265,152
Sun Country Airlines Holdings, Inc.*	16,400	183,844
Wheels Up Experience, Inc.(x)*	23,100	55,902

		5,416,123

Professional Services (2.3%)
Alight, Inc., Class A*	226,450	1,675,730
Asure Software, Inc.*	6,240	56,472
Barrett Business Services, Inc.	13,920	522,139
BlackSky Technology, Inc., Class A*	4,694	22,250
CBIZ, Inc.*	27,600	1,857,204
Conduent, Inc.*	93,400	376,402
CRA International, Inc.	3,700	648,684
CSG Systems International, Inc.	18,465	898,322
DLH Holdings Corp.*	780	7,301
ExlService Holdings, Inc.*	86,510	3,300,356
Exponent, Inc.	29,492	3,399,838
First Advantage Corp.*	27,900	553,815
FiscalNote Holdings, Inc.(x)*	44,770	57,306
Forrester Research, Inc.*	9,400	169,294
Franklin Covey Co.*	6,640	273,103
Heidrick & Struggles International, Inc.	10,650	413,859
HireQuest, Inc.(x)	590	8,354
Huron Consulting Group, Inc.*	9,694	1,053,738
IBEX Holdings Ltd.*	3,830	76,523
ICF International, Inc.	10,500	1,751,295
Innodata, Inc.(x)*	16,610	278,550
Insperity, Inc.	21,774	1,916,112
Kelly Services, Inc., Class A	18,134	388,249
Kforce, Inc.	12,200	749,690
Korn Ferry	27,912	2,100,099
Legalzoom.com, Inc.*	71,540	454,279
Maximus, Inc.	34,258	3,191,475
Mistras Group, Inc.*	3,680	41,842
NV5 Global, Inc.*	7,100	663,708
Planet Labs PBC*	95,190	212,274
Resources Connection, Inc.	24,425	236,922
Spire Global, Inc.(x)*	6,600	65,934
Sterling Check Corp.(x)*	12,020	200,974
TriNet Group, Inc.	16,879	1,636,757
TrueBlue, Inc.*	19,275	152,080
TTEC Holdings, Inc.	34,785	204,188
Upwork, Inc.*	86,130	900,059
Verra Mobility Corp., Class A*	93,510	2,600,513
Willdan Group, Inc.*	2,220	90,909
WNS Holdings Ltd.*	26,030	1,372,041

		34,578,640

Trading Companies & Distributors (2.3%)
Alta Equipment Group, Inc.	17,930	120,848
Applied Industrial Technologies, Inc.	21,088	4,705,365
Beacon Roofing Supply, Inc.*	35,766	3,091,255
BlueLinx Holdings, Inc.*	4,700	495,474
Boise Cascade Co.	22,240	3,135,395
Custom Truck One Source, Inc.(x)*	42,900	148,005
Distribution Solutions Group, Inc.*	5,996	230,906
DNOW, Inc.*	57,700	746,061
DXP Enterprises, Inc.*	6,610	352,710
EVI Industries, Inc.	730	14,111
FTAI Aviation Ltd.	55,950	7,435,755
GATX Corp.	20,040	2,654,298
Global Industrial Co.	7,701	261,603
GMS, Inc.*	22,600	2,046,882
H&E Equipment Services, Inc.	18,000	876,240
Herc Holdings, Inc.	15,120	2,410,582
Hudson Technologies, Inc.*	20,720	172,805
Karat Packaging, Inc.	2,240	57,994
McGrath RentCorp	13,545	1,426,018
MRC Global, Inc.*	44,880	571,771
Rush Enterprises, Inc., Class A	32,455	1,714,598
Rush Enterprises, Inc., Class B	7,749	371,564
Titan Machinery, Inc.*	13,050	181,786
Transcat, Inc.*	6,290	759,643
Willis Lease Finance Corp.	790	117,560
Xometry, Inc., Class A(x)*	17,500	321,475

		34,420,704

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	1,040	11,482

Total Industrials		254,103,180

Information Technology (12.7%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	36,306	215,295
Applied Optoelectronics, Inc.(x)*	13,210	189,035
Aviat Networks, Inc.*	6,280	135,836
Calix, Inc.*	30,200	1,171,458
Clearfield, Inc.*	7,810	304,278
CommScope Holding Co., Inc.*	118,340	723,057
Digi International, Inc.*	17,900	492,787
Extreme Networks, Inc.*	67,200	1,010,016
Harmonic, Inc.*	58,839	857,284
Infinera Corp.(x)*	139,291	940,214
NETGEAR, Inc.*	16,829	337,590
NetScout Systems, Inc.*	40,854	888,575
Ribbon Communications, Inc.*	68,838	223,723
Viasat, Inc.*	68,140	813,592
Viavi Solutions, Inc.*	133,600	1,205,072

		9,507,812

Electronic Equipment, Instruments & Components (3.0%)
908 Devices, Inc.*	27,050	93,864
Advanced Energy Industries, Inc.	20,083	2,113,535
Aeva Technologies, Inc.(x)*	35,775	117,700
Arlo Technologies, Inc.*	46,790	566,627
Badger Meter, Inc.	17,160	3,747,916
Bel Fuse, Inc., Class A	390	38,778
Bel Fuse, Inc., Class B	4,630	363,501
Belden, Inc.	22,035	2,580,960
Benchmark Electronics, Inc.	18,918	838,446
Climb Global Solutions, Inc.	1,050	104,517
CTS Corp.	18,100	875,678
Daktronics, Inc.*	14,230	183,709
ePlus, Inc.*	14,700	1,445,598
Evolv Technologies Holdings, Inc.(x)*	73,530	297,796
Fabrinet*	20,200	4,776,088
FARO Technologies, Inc.*	13,037	249,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Insight Enterprises, Inc.*	15,843	$3,412,424
Iteris, Inc.*	5,840	41,698
Itron, Inc.*	25,790	2,754,630
Kimball Electronics, Inc.*	12,540	232,115
Knowles Corp.*	51,000	919,530
Lightwave Logic, Inc.(x)*	56,400	155,664
Methode Electronics, Inc.	21,000	251,160
MicroVision, Inc.(x)*	152,040	173,326
Mirion Technologies, Inc., Class A*	107,050	1,185,043
Napco Security Technologies, Inc.	17,760	718,570
nLight, Inc.*	19,400	207,386
Novanta, Inc.*	19,540	3,496,097
OSI Systems, Inc.*	10,168	1,543,807
Ouster, Inc.*	24,450	154,035
PAR Technology Corp.*	18,930	985,874
PC Connection, Inc.	8,730	658,504
Plexus Corp.*	14,495	1,981,611
Powerfleet, Inc.*	14,610	73,050
Richardson Electronics Ltd.	6,050	74,657
Rogers Corp.*	10,484	1,184,797
Sanmina Corp.*	31,800	2,176,710
ScanSource, Inc.*	13,229	635,389
SmartRent, Inc., Class A*	86,310	149,316
TTM Technologies, Inc.*	53,201	970,918
Vishay Intertechnology, Inc.	77,000	1,456,070
Vishay Precision Group, Inc.*	7,700	199,430

		44,186,052

IT Services (0.8%)
Applied Digital Corp.(x)*	53,280	439,560
ASGN, Inc.*	25,500	2,377,365
Backblaze, Inc., Class A*	5,510	35,209
BigBear.ai Holdings, Inc.(x)*	176,080	257,077
BigCommerce Holdings, Inc.*	52,300	305,955
Core Scientific, Inc.(x)*	100,160	1,187,898
Couchbase, Inc.*	30,570	492,788
DigitalOcean Holdings, Inc.*	38,500	1,555,015
Fastly, Inc., Class A*	94,950	718,771
Grid Dynamics Holdings, Inc.*	22,770	318,780
Hackett Group, Inc. (The)	12,259	322,044
Information Services Group, Inc.	13,210	43,593
Perficient, Inc.*	18,440	1,391,851
Rackspace Technology, Inc.(x)*	128,070	313,771
Squarespace, Inc., Class A*	34,100	1,583,263
Thoughtworks Holding, Inc.*	45,540	201,287
Tucows, Inc., Class A(x)*	7,270	151,870
Unisys Corp.*	53,014	301,120

		11,997,217

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A*	24,200	491,260
Aehr Test Systems(x)*	15,160	194,806
Alpha & Omega Semiconductor Ltd.*	13,030	483,674
Ambarella, Inc.*	21,280	1,200,298
Axcelis Technologies, Inc.*	18,300	1,918,755
CEVA, Inc.*	11,500	277,725
Cohu, Inc.*	22,731	584,187
Credo Technology Group Holding Ltd.*	71,484	2,201,707
Diodes, Inc.*	24,298	1,557,259
Everspin Technologies, Inc.*	2,530	14,927
FormFactor, Inc.*	43,481	2,000,126
GCT Semiconductor Holding, Inc.*	6,040	20,234
Ichor Holdings Ltd.*	18,280	581,487
Impinj, Inc.(x)*	12,480	2,702,170
indie Semiconductor, Inc., Class A(x)*	80,550	321,395
Kulicke & Soffa Industries, Inc.	31,800	1,435,134
MaxLinear, Inc., Class A*	41,993	608,059
Navitas Semiconductor Corp., Class A(x)*	54,520	133,574
NVE Corp.	1,840	146,961
PDF Solutions, Inc.*	15,880	503,078
Photronics, Inc.*	30,800	762,608
Power Integrations, Inc.	32,548	2,086,978
QuickLogic Corp.(x)*	3,820	29,299
Rambus, Inc.*	61,130	2,580,909
Rigetti Computing, Inc.(x)*	104,020	81,458
Semtech Corp.*	37,396	1,707,501
Silicon Laboratories, Inc.*	17,670	2,042,122
SiTime Corp.*	9,540	1,636,205
SkyWater Technology, Inc.(x)*	31,790	288,653
SMART Global Holdings, Inc.*	24,800	519,560
Synaptics, Inc.*	23,507	1,823,673
Ultra Clean Holdings, Inc.*	28,080	1,121,234
Veeco Instruments, Inc.*	31,216	1,034,186

		33,091,202

Software (5.9%)
8x8, Inc.*	101,080	206,203
A10 Networks, Inc.	51,080	737,595
ACI Worldwide, Inc.*	57,936	2,948,942
Adeia, Inc.	59,283	706,061
Agilysys, Inc.*	12,420	1,353,407
Airship AI Holdings, Inc.(x)*	60,820	139,886
Alarm.com Holdings, Inc.*	26,300	1,437,821
Alkami Technology, Inc.*	21,700	684,418
Altair Engineering, Inc., Class A*	32,100	3,065,871
American Software, Inc., Class A	20,100	224,919
Amplitude, Inc., Class A*	59,550	534,163
Appian Corp., Class A*	20,000	682,800
Arteris, Inc.(x)*	3,240	25,013
Asana, Inc., Class A*	38,400	445,056
AudioEye, Inc.(x)*	5,720	130,702
Aurora Innovation, Inc., Class A*	517,890	3,065,909
AvePoint, Inc.*	81,910	964,081
Bit Digital, Inc.(x)*	96,480	338,645
Blackbaud, Inc.*	23,297	1,972,790
BlackLine, Inc.*	32,410	1,787,087
Blend Labs, Inc., Class A*	129,660	486,225
Box, Inc., Class A*	79,090	2,588,616
Braze, Inc., Class A*	36,686	1,186,425
C3.ai, Inc., Class A*	44,160	1,069,997
Cerence, Inc.(x)*	64,290	202,514
Cipher Mining, Inc.(x)*	74,670	288,973
Cleanspark, Inc.(x)*	124,450	1,162,363
Clear Secure, Inc., Class A	44,540	1,476,056
Clearwater Analytics Holdings, Inc., Class A*	78,630	1,985,408
CommVault Systems, Inc.*	23,674	3,642,245
Consensus Cloud Solutions, Inc.*	10,739	252,903
CS Disco, Inc.*	36,590	215,149
Daily Journal Corp.*	700	343,070
Dave, Inc.*	6,400	255,744
Digimarc Corp.(x)*	8,110	217,997
Digital Turbine, Inc.(x)*	97,570	299,540
Domo, Inc., Class B*	26,660	200,217
D-Wave Quantum, Inc.(x)*	85,250	83,792
E2open Parent Holdings, Inc.*	124,200	547,722
eGain Corp.*	6,770	34,527
Enfusion, Inc., Class A*	26,130	247,974
Envestnet, Inc.*	30,800	1,928,696
EverCommerce, Inc.*	21,500	222,740
Freshworks, Inc., Class A*	114,490	1,314,345
Hut 8 Corp.(x)*	45,030	552,068
iLearningEngines Holdings, Inc.(x)*	6,570	10,972
Instructure Holdings, Inc.*	15,360	361,728
Intapp, Inc.*	21,310	1,019,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
InterDigital, Inc.(x)	14,475	$2,050,094
Jamf Holding Corp.*	45,580	790,813
Kaltura, Inc.*	13,680	18,605
LiveRamp Holdings, Inc.*	37,985	941,268
MARA Holdings, Inc.(x)*	153,548	2,490,549
Matterport, Inc.*	147,080	661,860
Meridianlink, Inc.*	12,580	258,771
Mitek Systems, Inc.*	21,600	187,272
N-able, Inc.*	34,400	449,264
NCR Voyix Corp.*	81,710	1,108,805
NextNav, Inc.*	40,930	306,566
Olo, Inc., Class A*	45,300	224,688
ON24, Inc.*	30,580	187,150
OneSpan, Inc.*	21,020	350,403
Ooma, Inc.*	15,400	175,406
Pagaya Technologies Ltd., Class A(x)*	22,690	239,833
PagerDuty, Inc.*	48,240	894,852
Porch Group, Inc.*	19,830	30,439
PowerSchool Holdings, Inc., Class A*	29,950	683,159
Progress Software Corp.	23,597	1,589,730
PROS Holdings, Inc.*	22,700	420,404
Q2 Holdings, Inc.*	33,050	2,636,398
Qualys, Inc.*	20,850	2,678,391
Rapid7, Inc.*	34,760	1,386,576
Red Violet, Inc.*	1,380	39,261
Rekor Systems, Inc.(x)*	20,250	23,895
ReposiTrak, Inc.	1,370	25,304
Rimini Street, Inc.*	36,180	66,933
Riot Platforms, Inc.(x)*	152,420	1,130,956
Roadzen, Inc.(x)*	3,620	4,308
Sapiens International Corp. NV	14,050	523,644
SEMrush Holdings, Inc., Class A*	18,210	286,079
SolarWinds Corp.	26,000	339,300
SoundHound AI, Inc., Class A(x)*	159,380	742,711
SoundThinking, Inc.*	9,150	106,048
Sprinklr, Inc., Class A*	75,930	586,939
Sprout Social, Inc., Class A*	25,970	754,948
SPS Commerce, Inc.*	20,900	4,058,153
Telos Corp.*	8,360	30,012
Tenable Holdings, Inc.*	66,220	2,683,234
Terawulf, Inc.(x)*	129,240	604,843
Varonis Systems, Inc.*	61,920	3,498,480
Verint Systems, Inc.*	35,951	910,639
Vertex, Inc., Class A*	30,480	1,173,785
Viant Technology, Inc., Class A*	9,240	102,287
Weave Communications, Inc.*	23,800	304,640
WM Technology, Inc.*	6,750	5,872
Workiva, Inc., Class A*	28,600	2,262,832
Xperi, Inc.*	23,283	215,135
Yext, Inc.*	63,000	435,960
Zeta Global Holdings Corp., Class A*	99,450	2,966,593
Zuora, Inc., Class A*	67,280	579,954

		88,872,673

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A(x)	14,740	206,655
Corsair Gaming, Inc.*	19,700	137,112
CPI Card Group, Inc.*	2,280	63,453
Diebold Nixdorf, Inc.*	14,190	633,725
Eastman Kodak Co.*	47,280	223,162
Immersion Corp.	16,370	146,020
IonQ, Inc.(x)*	111,410	973,723
Turtle Beach Corp.*	13,320	204,329
Xerox Holdings Corp.(x)	57,700	598,926

		3,187,105

Total Information Technology		190,842,061

Materials (4.5%)
Chemicals (2.0%)
AdvanSix, Inc.	13,500	410,130
American Vanguard Corp.	19,060	101,018
Arcadium Lithium plc*	608,574	1,734,436
Arq, Inc.*	4,360	25,593
ASP Isotopes, Inc.*	21,190	58,908
Aspen Aerogels, Inc.*	29,870	827,100
Avient Corp.	48,500	2,440,520
Balchem Corp.	18,225	3,207,600
Cabot Corp.	29,230	3,267,037
Core Molding Technologies, Inc.*	2,480	42,681
Ecovyst, Inc.*	65,350	447,648
Hawkins, Inc.	10,100	1,287,447
HB Fuller Co.	32,629	2,590,090
Ingevity Corp.*	19,600	764,400
Innospec, Inc.	13,700	1,549,333
Intrepid Potash, Inc.*	10,110	242,640
Koppers Holdings, Inc.	10,793	394,268
Kronos Worldwide, Inc.	21,210	264,065
LSB Industries, Inc.*	33,430	268,777
Mativ Holdings, Inc.	26,977	458,339
Minerals Technologies, Inc.	18,040	1,393,229
Northern Technologies International Corp.(x)	340	4,179
Orion SA	33,900	603,759
Perimeter Solutions SA*	81,070	1,090,392
PureCycle Technologies, Inc.(x)*	58,770	558,315
Quaker Chemical Corp.	7,500	1,263,675
Rayonier Advanced Materials, Inc.*	39,140	335,038
Sensient Technologies Corp.	24,605	1,973,813
Stepan Co.	11,388	879,723
Tronox Holdings plc	75,630	1,106,467
Valhi, Inc.	1,830	61,067

		29,651,687

Construction Materials (0.4%)
Knife River Corp.*	30,780	2,751,424
Smith-Midland Corp.(x)*	570	19,032
Summit Materials, Inc., Class A*	64,799	2,529,105
United States Lime & Minerals, Inc.	4,300	419,938

		5,719,499

Containers & Packaging (0.3%)
Ardagh Metal Packaging SA	81,150	305,936
Greif, Inc., Class A	14,800	927,368
Greif, Inc., Class B	3,200	223,456
Myers Industries, Inc.	13,300	183,806
O-I Glass, Inc.*	91,000	1,193,920
Pactiv Evergreen, Inc.	27,250	313,647
Ranpak Holdings Corp., Class A*	25,120	164,034
TriMas Corp.	27,000	689,310

		4,001,477

Metals & Mining (1.7%)
Alpha Metallurgical Resources, Inc.	5,830	1,376,929
Arch Resources, Inc.	9,860	1,362,258
Caledonia Mining Corp. plc	3,780	56,549
Carpenter Technology Corp.	26,140	4,171,421
Century Aluminum Co.*	37,550	609,437
Coeur Mining, Inc.*	221,876	1,526,507
Commercial Metals Co.	64,990	3,571,850
Compass Minerals International, Inc.	19,500	234,390
Constellium SE*	72,730	1,182,590
Contango ORE, Inc.*	3,240	62,402
Critical Metals Corp.*	760	5,654
Dakota Gold Corp.*	7,760	18,314
Haynes International, Inc.	9,493	565,213
Hecla Mining Co.	328,349	2,190,088
i-80 Gold Corp.*	148,850	172,666
Ivanhoe Electric, Inc.(x)*	46,940	397,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kaiser Aluminum Corp.	10,631	$770,960
Lifezone Metals Ltd.(x)*	2,590	18,130
Materion Corp.	11,545	1,291,424
Metallus, Inc.*	23,300	345,539
Metals Acquisition Ltd., Class A*	30,250	418,962
Novagold Resources, Inc.*	131,700	539,970
Olympic Steel, Inc.	6,080	237,120
Perpetua Resources Corp.*	4,950	46,282
Piedmont Lithium, Inc.(x)*	18,870	168,509
Radius Recycling, Inc.	13,650	253,071
Ramaco Resources, Inc., Class A(x)	14,640	171,288
Ramaco Resources, Inc., Class B	300	3,228
Ryerson Holding Corp.	15,050	299,645
SSR Mining, Inc.	113,970	647,350
SunCoke Energy, Inc.	42,510	368,987
Tredegar Corp.*	12,609	91,920
Universal Stainless & Alloy Products, Inc.*	2,920	112,800
Warrior Met Coal, Inc.	27,880	1,781,532
Worthington Steel, Inc.	20,580	699,926

		25,770,023

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	8,368	238,823
Sylvamo Corp.	21,850	1,875,822

		2,114,645

Total Materials		67,257,331

Real Estate (6.4%)
Diversified REITs (0.7%)
Alexander & Baldwin, Inc. (REIT)	42,386	813,811
Alpine Income Property Trust, Inc. (REIT)	4,840	88,088
American Assets Trust, Inc. (REIT)	24,318	649,777
Armada Hoffler Properties, Inc. (REIT)	33,800	366,054
Broadstone Net Lease, Inc. (REIT)	100,460	1,903,717
CTO Realty Growth, Inc. (REIT)	13,118	249,504
Empire State Realty Trust, Inc. (REIT), Class A	74,300	823,244
Essential Properties Realty Trust, Inc. (REIT)	98,530	3,364,800
Gladstone Commercial Corp. (REIT)	18,900	306,936
Global Net Lease, Inc. (REIT)	112,759	949,431
NexPoint Diversified Real Estate Trust (REIT)	13,885	86,781
One Liberty Properties, Inc. (REIT)	10,543	290,354

		9,892,497

Health Care REITs (0.6%)
American Healthcare REIT, Inc. (REIT)	36,520	953,172
CareTrust REIT, Inc. (REIT)	76,123	2,349,156
Community Healthcare Trust, Inc. (REIT)	12,300	223,245
Diversified Healthcare Trust (REIT)	122,460	513,107
Global Medical REIT, Inc. (REIT)	30,400	301,264
LTC Properties, Inc. (REIT)	21,569	791,367
National Health Investors, Inc. (REIT)(x)	23,928	2,011,388
Sabra Health Care REIT, Inc. (REIT)	129,963	2,418,611
Strawberry Fields REIT, Inc. (REIT)	150	1,904
Universal Health Realty Income Trust (REIT)	5,750	263,062

		9,826,276

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	128,030	1,901,245
Braemar Hotels & Resorts, Inc. (REIT)	56,610	174,925
Chatham Lodging Trust (REIT)	22,650	192,978
DiamondRock Hospitality Co. (REIT)	115,998	1,012,662
Pebblebrook Hotel Trust (REIT)	61,712	816,450
RLJ Lodging Trust (REIT)	74,476	683,690
Ryman Hospitality Properties, Inc. (REIT)	32,934	3,531,842
Service Properties Trust (REIT)	95,200	434,112
Summit Hotel Properties, Inc. (REIT)	53,600	367,696
Sunstone Hotel Investors, Inc. (REIT)	127,808	1,318,979
Xenia Hotels & Resorts, Inc. (REIT)	63,400	936,418

		11,370,997

Industrial REITs (0.5%)
Industrial Logistics Properties Trust (REIT)	14,560	69,306
Innovative Industrial Properties, Inc. (REIT)	15,830	2,130,718
LXP Industrial Trust (REIT)	163,236	1,640,522
Plymouth Industrial REIT, Inc. (REIT)	24,420	551,892
Terreno Realty Corp. (REIT)	53,650	3,585,429

		7,977,867

Office REITs (0.8%)
Brandywine Realty Trust (REIT)	88,100	479,264
City Office REIT, Inc. (REIT)	44,540	260,114
COPT Defense Properties (REIT)	69,660	2,112,788
Douglas Emmett, Inc. (REIT)	90,870	1,596,586
Easterly Government Properties, Inc. (REIT), Class A	64,720	878,898
Equity Commonwealth (REIT)*	60,900	1,211,910
Franklin Street Properties Corp. (REIT)	18,740	33,170
Hudson Pacific Properties, Inc. (REIT)	74,430	355,775
JBG SMITH Properties (REIT)	43,270	756,359
NET Lease Office Properties (REIT)(x)	5,230	160,143
Orion Office REIT, Inc. (REIT)	47,710	190,840
Paramount Group, Inc. (REIT)	97,000	477,240
Peakstone Realty Trust (REIT)(x)	16,550	225,576
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	727,200
Postal Realty Trust, Inc. (REIT), Class A	13,380	195,883
SL Green Realty Corp. (REIT)(x)	35,960	2,503,176

		12,164,922

Real Estate Management & Development (0.8%)
American Realty Investors, Inc.*	610	10,699
Anywhere Real Estate, Inc.*	56,050	284,734
Compass, Inc., Class A*	204,750	1,251,023
Cushman & Wakefield plc*	128,596	1,752,763
DigitalBridge Group, Inc.	84,100	1,188,333
eXp World Holdings, Inc.(x)	45,480	640,813
Forestar Group, Inc.*	14,533	470,433
FRP Holdings, Inc.*	7,820	233,505
Kennedy-Wilson Holdings, Inc.	70,024	773,765
Marcus & Millichap, Inc.	16,000	634,080
Maui Land & Pineapple Co., Inc.*	1,740	39,063
Newmark Group, Inc., Class A	84,624	1,314,211
Offerpad Solutions, Inc.(x)*	870	3,532
Opendoor Technologies, Inc.*	291,580	583,160
RE/MAX Holdings, Inc., Class A*	21,790	271,286
Real Brokerage, Inc. (The)*	53,770	298,424
Redfin Corp.*	54,197	679,088
RMR Group, Inc. (The), Class A	9,596	243,547
St Joe Co. (The)	18,200	1,061,242
Star Holdings*	11,808	163,423
Stratus Properties, Inc.*	2,980	77,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tejon Ranch Co.*	12,042	$211,337
Transcontinental Realty Investors, Inc.*	1,010	29,078

		12,214,989

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	77,400	699,696
BRT Apartments Corp. (REIT)	10,710	188,282
Centerspace (REIT)	7,049	496,743
Clipper Realty, Inc. (REIT)	10,420	59,394
Elme Communities (REIT)	42,317	744,356
Independence Realty Trust, Inc. (REIT)	121,247	2,485,563
NexPoint Residential Trust, Inc. (REIT)	10,760	473,548
UMH Properties, Inc. (REIT)	32,570	640,652
Veris Residential, Inc. (REIT)	51,400	918,004

		6,706,238

Retail REITs (1.3%)
Acadia Realty Trust (REIT)	53,963	1,267,051
Alexander’s, Inc. (REIT)	1,215	294,467
CBL & Associates Properties, Inc. (REIT)(x)	13,400	337,680
Getty Realty Corp. (REIT)	26,575	845,351
InvenTrust Properties Corp. (REIT)	34,200	970,254
Kite Realty Group Trust (REIT)	128,292	3,407,436
Macerich Co. (The) (REIT)	115,630	2,109,091
NETSTREIT Corp. (REIT)(x)	41,410	684,507
Phillips Edison & Co., Inc. (REIT)	68,960	2,600,482
Retail Opportunity Investments Corp. (REIT)	62,100	976,833
Saul Centers, Inc. (REIT)	5,950	249,662
SITE Centers Corp. (REIT)	29,300	1,772,650
Tanger, Inc. (REIT)	61,730	2,048,201
Urban Edge Properties (REIT)	64,500	1,379,655
Whitestone REIT (REIT)	25,200	340,956

		19,284,276

Specialized REITs (0.5%)
Farmland Partners, Inc. (REIT)(x)	20,500	214,225
Four Corners Property Trust, Inc. (REIT)	57,720	1,691,773
Gladstone Land Corp. (REIT)	15,900	221,010
Outfront Media, Inc. (REIT)	75,600	1,389,528
PotlatchDeltic Corp. (REIT)	42,809	1,928,546
Safehold, Inc. (REIT)	33,057	867,085
Uniti Group, Inc. (REIT)	127,450	718,818

		7,030,985

Total Real Estate		96,469,047

Utilities (2.8%)
Electric Utilities (0.8%)
ALLETE, Inc.	35,123	2,254,545
Genie Energy Ltd., Class B	10,190	165,587
Hawaiian Electric Industries, Inc.*	62,440	604,419
MGE Energy, Inc.	20,279	1,854,515
Otter Tail Corp.	22,925	1,791,818
Portland General Electric Co.	57,082	2,734,228
TXNM Energy, Inc.	50,571	2,213,493

		11,618,605

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	65,209	2,832,027
Chesapeake Utilities Corp.	11,700	1,452,789
New Jersey Resources Corp.	52,762	2,490,366
Northwest Natural Holding Co.	21,292	869,139
ONE Gas, Inc.	33,940	2,525,815
RGC Resources, Inc.	1,910	43,109
Southwest Gas Holdings, Inc.	33,396	2,463,289
Spire, Inc.	30,382	2,044,405

		14,720,939

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	63,820	202,948
Montauk Renewables, Inc.*	40,280	209,859
Ormat Technologies, Inc.	30,010	2,308,969
Sunnova Energy International, Inc.(x)*	60,600	590,244

		3,312,020

Multi-Utilities (0.4%)
Avista Corp.	41,489	1,607,699
Black Hills Corp.	38,529	2,354,892
Northwestern Energy Group, Inc.	34,768	1,989,425
Unitil Corp.	8,100	490,698

		6,442,714

Water Utilities (0.4%)
American States Water Co.	21,158	1,762,250
Cadiz, Inc.(x)*	22,630	68,569
California Water Service Group	31,440	1,704,677
Consolidated Water Co. Ltd.	9,050	228,150
Global Water Resources, Inc.	5,870	73,903
Middlesex Water Co.	11,300	737,212
Pure Cycle Corp.*	12,280	132,256
SJW Group	18,170	1,055,859
York Water Co. (The)	6,190	231,877

		5,994,753

Total Utilities		42,089,031

Total Common Stocks (99.0%) (Cost $1,049,581,041)		1,490,089,553

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Empire Petroleum Corp., expiring 10/16/24*	3,743	47

Total Energy		47

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,614	—
Cartesian Therapeutics, Inc.*	11,360	1,534
Chinook Therapeutics, Inc., CVR *	35,960	17,980
Inhibrx, Inc., CVR(r)*	19,600	9,518

		29,032

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	798

Total Health Care		29,830

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	47,400

Total Materials		47,400

Total Rights (0.0%)† (Cost $47,608)		77,277

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	7,000,000	$7,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	25,054,755	25,054,755
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		53,054,755

Total Short-Term Investments (3.5%) (Cost $53,054,755)		53,054,755

Total Investments in Securities (102.5%) (Cost $1,102,683,404)		1,543,221,585
Other Assets Less Liabilities (-2.5%)		(38,032,073)

Net Assets (100%)		$1,505,189,512

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $824,228 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $73,468,782. This was collateralized by $23,918,068 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/15/24 – 5/15/54 and by cash of $53,057,197 of which $53,054,755 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	120	12/2024	USD	13,495,200	573,998

					573,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$39,985,591	$—	$—		$39,985,591
Consumer Discretionary	149,588,756	—	—	(a)	149,588,756
Consumer Staples	41,384,502	—	—		41,384,502
Energy	78,468,178	—	—		78,468,178
Financials	268,197,209	—	—		268,197,209
Health Care	261,690,009	—	14,658		261,704,667
Industrials	254,103,180	—	—		254,103,180
Information Technology	190,842,061	—	—		190,842,061
Materials	67,257,331	—	—		67,257,331
Real Estate	96,469,047	—	—		96,469,047
Utilities	42,089,031	—	—		42,089,031
Futures	573,998	—	—		573,998
Rights
Energy	—	47	—		47
Health Care	—	19,514	10,316		29,830
Materials	—	47,400	—		47,400
Short-Term Investments
Investment Companies	53,054,755	—	—		53,054,755

Total Assets	$1,543,703,648	$66,961	$24,974		$1,543,795,583

Total Liabilities	$—	$—	$—		$—

Total	$1,543,703,648	$66,961	$24,974		$1,543,795,583

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$627,050,315
Aggregate gross unrealized depreciation	(192,857,771)

Net unrealized appreciation	$434,192,544

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,109,603,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.5%)
Capital Markets (0.1%)
Helix Acquisition Corp. II, Class A*	11,193	$116,967

Insurance (0.4%)
Oscar Health, Inc., Class A*	36,296	769,838

Total Financials		886,805

Health Care (98.5%)
Biotechnology (34.9%)
Acumen Pharmaceuticals, Inc.*	9,298	23,059
Agios Pharmaceuticals, Inc.*	17,399	773,038
Akero Therapeutics, Inc.*	10,866	311,746
Akeso, Inc.(m)*	12,000	105,893
Alector, Inc.*	12,854	59,900
Alkermes plc*	17,832	499,118
Allogene Therapeutics, Inc.(x)*	61,082	171,030
Alnylam Pharmaceuticals, Inc.*	16,327	4,490,415
Amgen, Inc.	12,933	4,167,142
AnaptysBio, Inc.*	4,500	150,750
Annexon, Inc.*	15,220	90,102
Apellis Pharmaceuticals, Inc.*	5,765	166,263
Apogee Therapeutics, Inc.*	7,816	459,112
Applied Therapeutics, Inc.*	9,400	79,900
Arcellx, Inc.*	9,192	767,624
Ardelyx, Inc.*	22,327	153,833
Argenx SE (ADR)*	9,895	5,363,882
ARS Pharmaceuticals, Inc.(x)*	4,400	63,800
Ascendis Pharma A/S (ADR)*	11,122	1,660,626
Aura Biosciences, Inc.*	7,297	65,016
Autolus Therapeutics plc (ADR)*	16,011	58,120
Avidity Biosciences, Inc.*	33,621	1,544,213
Beam Therapeutics, Inc.*	15,376	376,712
BeiGene Ltd. (ADR)*	9,074	2,037,204
Bicara Therapeutics, Inc.(x)*	7,426	189,140
Bicycle Therapeutics plc (ADR)(x)*	16,402	371,177
BioCryst Pharmaceuticals, Inc.*	26,400	200,640
Biogen, Inc.*	2,375	460,370
Biohaven Ltd.*	22,874	1,143,014
BioMarin Pharmaceutical, Inc.*	5,749	404,097
BioNTech SE (ADR)*	2,600	308,802
Black Diamond Therapeutics, Inc.*	7,800	33,930
Blueprint Medicines Corp.*	17,810	1,647,425
C4 Therapeutics, Inc.(x)*	3,200	18,240
Cabaletta Bio, Inc.*	6,400	30,208
Cargo Therapeutics, Inc.*	20,165	372,044
Celldex Therapeutics, Inc.*	10,433	354,618
Centessa Pharmaceuticals plc (ADR)(x)*	39,111	625,385
CG oncology, Inc.(x)*	7,310	275,806
Corbus Pharmaceuticals Holdings, Inc.(x)*	3,000	61,890
Crinetics Pharmaceuticals, Inc.*	13,785	704,414
Cytokinetics, Inc.*	13,213	697,646
Day One Biopharmaceuticals, Inc.*	5,365	74,734
Denali Therapeutics, Inc.*	19,905	579,833
Disc Medicine, Inc.*	3,232	158,820
Dyne Therapeutics, Inc.*	10,015	359,739
Eliem Therapeutics, Inc.(x)*	6,500	33,085
Entrada Therapeutics, Inc.*	6,665	106,507
Exact Sciences Corp.*	14,738	1,003,953
Generation Bio Co.*	30,137	74,438
Geron Corp.*	61,189	277,798
Gossamer Bio, Inc.*	67,311	66,396
Ideaya Biosciences, Inc.*	8,583	271,909
IGM Biosciences, Inc.(x)*	12,163	201,176
Immatics NV(x)*	23,842	272,037
Immuneering Corp., Class A(x)*	22,529	56,097
Immunocore Holdings plc (ADR)(x)*	16,438	511,715
Immunome, Inc.(x)*	19,865	290,426
Incyte Corp.*	3,600	237,960
Insmed, Inc.*	32,101	2,343,373
Ionis Pharmaceuticals, Inc.*	16,987	680,499
Iovance Biotherapeutics, Inc.*	21,291	199,922
Janux Therapeutics, Inc.*	1,706	77,504
Krystal Biotech, Inc.*	2,903	528,433
Kymera Therapeutics, Inc.*	16,391	775,786
Kyverna Therapeutics, Inc.*	6,557	32,064
Legend Biotech Corp. (ADR)*	10,426	508,059
LENZ Therapeutics, Inc.(x)	4,300	102,082
Lyell Immunopharma, Inc.(x)*	93,573	129,131
MacroGenics, Inc.*	14,900	49,021
Madrigal Pharmaceuticals, Inc.(x)*	3,134	665,097
Merus NV*	6,820	340,727
Monte Rosa Therapeutics, Inc.(x)*	22,383	118,630
MoonLake Immunotherapeutics, Class A(x)*	16,107	812,115
Natera, Inc.*	5,100	647,445
Neurocrine Biosciences, Inc.*	8,396	967,387
Nuvalent, Inc., Class A*	2,889	295,545
ORIC Pharmaceuticals, Inc.*	15,700	160,925
Oruka Therapeutics, Inc.(x)	6,893	168,947
Pharming Group NV*	88,786	74,124
Praxis Precision Medicines, Inc.*	4,684	269,517
Prelude Therapeutics, Inc.(x)*	10,946	22,658
Protagonist Therapeutics, Inc.*	12,100	544,500
Prothena Corp. plc*	9,915	165,878
RAPT Therapeutics, Inc.*	2,973	5,976
Regeneron Pharmaceuticals, Inc.*	5,254	5,523,215
Regulus Therapeutics, Inc.*	22,200	34,854
Relay Therapeutics, Inc.*	26,192	185,439
Replimune Group, Inc.*	18,925	207,418
REVOLUTION Medicines, Inc.*	19,703	893,531
Rhythm Pharmaceuticals, Inc.*	3,237	169,586
Rocket Pharmaceuticals, Inc.*	15,513	286,525
Sage Therapeutics, Inc.*	9,739	70,316
Sana Biotechnology, Inc.(x)*	38,755	161,221
Scholar Rock Holding Corp.*	27,312	218,769
Sensorion SA*	125,889	106,221
Silence Therapeutics plc (ADR)*	2,200	39,996
Soleno Therapeutics, Inc.(x)*	4,769	240,787
SpringWorks Therapeutics, Inc.*	13,276	425,363
Spyre Therapeutics, Inc.(x)*	4,348	127,875
Summit Therapeutics, Inc.(x)*	39,998	875,956
Travere Therapeutics, Inc.*	3,025	42,320
Ultragenyx Pharmaceutical, Inc.*	12,653	702,874
United Therapeutics Corp.*	2,916	1,044,949
Vaxcyte, Inc.*	14,256	1,629,033
Vera Therapeutics, Inc., Class A*	12,010	530,842
Vertex Pharmaceuticals, Inc.*	9,793	4,554,528
Voyager Therapeutics, Inc.*	14,167	82,877
Xencor, Inc.*	13,706	275,628
Zai Lab Ltd. (ADR)(x)*	18,060	435,968
Zentalis Pharmaceuticals, Inc.*	18,405	67,730

		65,733,133

Health Care Equipment & Supplies (14.9%)
Becton Dickinson & Co.	8,783	2,117,581
Boston Scientific Corp.*	38,021	3,186,160
Cooper Cos., Inc. (The)*	2,800	308,952
Dexcom, Inc.*	5,858	392,720
Edwards Lifesciences Corp.*	13,062	861,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Enovis Corp.*	2,800	$120,540
Hologic, Inc.*	9,928	808,735
IDEXX Laboratories, Inc.*	1,419	716,907
Inspire Medical Systems, Inc.*	1,397	294,837
Intuitive Surgical, Inc.*	18,339	9,009,401
Lantheus Holdings, Inc.*	4,092	449,097
Novocure Ltd.*	23,619	369,165
Orchestra BioMed Holdings, Inc.*	9,046	46,497
Penumbra, Inc.*	7,723	1,500,656
PROCEPT BioRobotics Corp.*	5,342	428,001
Sonova Holding AG (Registered)	2,131	764,929
Stryker Corp.	18,877	6,819,505

		28,195,644

Health Care Providers & Services (17.1%)
Alignment Healthcare, Inc.*	12,022	142,100
BrightSpring Health Services, Inc.(x)*	21,962	322,402
Cardinal Health, Inc.	4,624	511,045
Cencora, Inc.	1,654	372,282
Centene Corp.*	5,799	436,549
Cigna Group (The)	9,568	3,314,738
Elevance Health, Inc.	10,517	5,468,840
GeneDx Holdings Corp., Class A(x)*	744	31,575
HCA Healthcare, Inc.	5,514	2,241,055
Humana, Inc.	2,268	718,366
McKesson Corp.	1,101	544,357
Molina Healthcare, Inc.*	6,237	2,149,021
Quest Diagnostics, Inc.	3,200	496,800
Tenet Healthcare Corp.*	10,636	1,767,703
UnitedHealth Group, Inc.	23,562	13,776,230

		32,293,063

Life Sciences Tools & Services (12.1%)
10X Genomics, Inc., Class A*	18,282	412,808
Agilent Technologies, Inc.	8,815	1,308,851
Bio-Techne Corp.	10,251	819,362
Bruker Corp.	4,397	303,657
Danaher Corp.	27,376	7,611,076
ICON plc*	2,624	753,901
Pacific Biosciences of California, Inc.(x)*	25,532	43,404
Repligen Corp.*	3,493	519,828
Revvity, Inc.	5,281	674,648
Sartorius AG (Preference)(q)	1,747	490,447
Tempus AI, Inc., Class A(x)*	4,888	276,661
Thermo Fisher Scientific, Inc.	15,381	9,514,225

		22,728,868

Pharmaceuticals (19.5%)
Alto Neuroscience, Inc.*	6,391	73,113
Arvinas, Inc.*	8,727	214,946
AstraZeneca plc (ADR)	49,848	3,883,658
BioAge Labs, Inc.*	4,322	89,898
Chugai Pharmaceutical Co. Ltd.	18,700	901,920
Eli Lilly and Co.	22,310	19,765,321
EyePoint Pharmaceuticals, Inc.*	11,109	88,761
Longboard Pharmaceuticals, Inc.*	15,698	523,214
MBX Biosciences, Inc.(x)*	7,503	194,928
Merck & Co., Inc.	51,031	5,795,080
Neumora Therapeutics, Inc.(x)*	11,500	151,915
Novo Nordisk A/S (ADR)	16,332	1,944,651
Ocular Therapeutix, Inc.*	10,400	90,480
Pharvaris NV(x)*	7,356	136,233
Pliant Therapeutics, Inc.*	10,520	117,929
Rapport Therapeutics, Inc.(x)*	12,324	252,396
Sanofi SA (ADR)	17,176	989,853
Structure Therapeutics, Inc. (ADR)(x)*	14,189	622,755
Tarsus Pharmaceuticals, Inc.*	3,497	115,016
Terns Pharmaceuticals, Inc.*	7,217	60,190
Teva Pharmaceutical Industries Ltd. (ADR)*	5,200	93,704
Verona Pharma plc (ADR)(x)*	13,700	394,149
WaVe Life Sciences Ltd.*	25,255	207,091

		36,707,201

Total Health Care		185,657,909

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., Class A(x)*	1,346	10,970

Total Materials		10,970

Total Common Stocks (99.0%) (Cost $119,716,293)		186,555,684

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
REVOLUTION Medicines, Inc., expiring 12/17/26*	3,127	438

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	246

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)*	1,418	—

Total Health Care		684

Total Warrants (0.0%)† (Cost $—)		684

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	983,748	983,748

Total Investment Companies		3,283,748

Total Short-Term Investments (1.7%) (Cost $3,283,748)		3,283,748

Total Investments in Securities (100.7%) (Cost $123,000,041)		189,840,116
Other Assets Less Liabilities (-0.7%)		(1,296,766)

Net Assets (100%)		$188,543,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $105,893 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $5,673,952. This was collateralized by $2,504,075 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/24/24 – 5/15/54 and by cash of $3,283,748 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Financials	$886,805	$—	$—		$886,805
Health Care	183,214,375	2,443,534	—		185,657,909
Materials	10,970	—	—		10,970
Short-Term Investments
Investment Companies	3,283,748	—	—		3,283,748
Warrants
Health Care	684	—	—	(a)	684

Total Assets	$187,396,582	$2,443,534	$—		$189,840,116

Total Liabilities	$—	$—	$—		$—

Total	$187,396,582	$2,443,534	$—		$189,840,116

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,534,271
Aggregate gross unrealized depreciation	(12,964,928)

Net unrealized appreciation	$65,569,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$124,270,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (2.2%)
Verizon Communications, Inc.	809,000	$36,332,190

Total Communication Services		36,332,190

Consumer Discretionary (10.3%)
Automobile Components (2.0%)
Cie Generale des Etablissements Michelin SCA (ADR)(x)	1,587,800	32,232,340

Household Durables (6.1%)
Lennar Corp., Class A	330,452	61,953,141
Sony Group Corp. (ADR)	381,199	36,812,387

		98,765,528

Specialty Retail (2.2%)
Lowe’s Cos., Inc.	133,168	36,068,553

Total Consumer Discretionary		167,066,421

Consumer Staples (6.1%)
Beverages (4.0%)
Coca-Cola Co. (The)	510,330	36,672,314
Constellation Brands, Inc., Class A	107,800	27,778,982

		64,451,296

Household Products (2.1%)
Procter & Gamble Co. (The)	195,550	33,869,260

Total Consumer Staples		98,320,556

Energy (3.8%)
Oil, Gas & Consumable Fuels (3.8%)
Coterra Energy, Inc.	1,219,651	29,210,642
TotalEnergies SE (ADR)	500,784	32,360,662

Total Energy		61,571,304

Financials (18.2%)
Banks (8.2%)
Commerce Bancshares, Inc.	271,725	16,140,465
Cullen/Frost Bankers, Inc.	199,293	22,292,915
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	2,521,323	25,667,068
PNC Financial Services Group, Inc. (The)	171,655	31,730,427
US Bancorp	794,248	36,320,961

		132,151,836

Capital Markets (5.4%)
Ameriprise Financial, Inc.	115,849	54,427,019
Blackstone, Inc.	216,722	33,186,640

		87,613,659

Consumer Finance (2.6%)
Capital One Financial Corp.	280,633	42,019,179

Insurance (2.0%)
American International Group, Inc.	448,017	32,808,285

Total Financials		294,592,959

Health Care (11.1%)
Biotechnology (2.6%)
Amgen, Inc.	131,032	42,219,821

Health Care Equipment & Supplies (3.8%)
Alcon, Inc.	370,256	37,051,518
Medtronic plc	269,834	24,293,155

		61,344,673

Life Sciences Tools & Services (2.5%)
Danaher Corp.	145,885	40,558,947

Pharmaceuticals (2.2%)
Merck & Co., Inc.	312,062	35,437,761

Total Health Care		179,561,202

Industrials (12.2%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	114,747	34,676,543

Industrial Conglomerates (2.0%)
Honeywell International, Inc.	157,911	32,641,783

Machinery (8.0%)
Oshkosh Corp.	207,862	20,829,851
Parker-Hannifin Corp.	111,095	70,192,043
Xylem, Inc.	288,196	38,915,106

		129,937,000

Total Industrials		197,255,326

Information Technology (15.7%)
Electronic Equipment, Instruments & Components (1.8%)
Teledyne Technologies, Inc.*	68,738	30,083,873

Semiconductors & Semiconductor Equipment (5.0%)
Microchip Technology, Inc.	485,169	38,954,219
QUALCOMM, Inc.	244,302	41,543,555

		80,497,774

Software (8.9%)
Adobe, Inc.*	89,482	46,331,990
ANSYS, Inc.*	125,850	40,099,586
Microsoft Corp.	136,111	58,568,563

		145,000,139

Total Information Technology		255,581,786

Materials (10.3%)
Chemicals (7.6%)
Corteva, Inc.	813,900	47,849,181
Ecolab, Inc.	156,121	39,862,375
RPM International, Inc.	302,121	36,556,641

		124,268,197

Construction Materials (2.7%)
Martin Marietta Materials, Inc.	80,570	43,366,802

Total Materials		167,634,999

Real Estate (1.6%)
Residential REITs (1.6%)
Equity LifeStyle Properties, Inc. (REIT)	363,574	25,937,369

Total Real Estate		25,937,369

Utilities (6.5%)
Electric Utilities (1.9%)
Xcel Energy, Inc.	467,566	30,532,060

Gas Utilities (2.4%)
Atmos Energy Corp.	283,524	39,327,614

Water Utilities (2.2%)
American Water Works Co., Inc.	239,992	35,096,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Total Utilities		$104,956,104

Total Common Stocks (98.0%) (Cost $1,236,091,845)		1,588,810,216

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	19,015,000	19,015,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.83% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		21,015,000

Total Short-Term Investments (1.3%) (Cost $21,015,000)		21,015,000

Total Investments in Securities (99.3%) (Cost $1,257,106,845)		1,609,825,216
Other Assets Less Liabilities (0.7%)		12,085,627

Net Assets (100%)		$1,621,910,843

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $20,425,142. This was collateralized by $14,866 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54 and by cash of $21,015,000 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,332,190	$—	$—	$36,332,190
Consumer Discretionary	167,066,421	—	—	167,066,421
Consumer Staples	98,320,556	—	—	98,320,556
Energy	61,571,304	—	—	61,571,304
Financials	294,592,959	—	—	294,592,959
Health Care	179,561,202	—	—	179,561,202
Industrials	197,255,326	—	—	197,255,326
Information Technology	255,581,786	—	—	255,581,786
Materials	167,634,999	—	—	167,634,999
Real Estate	25,937,369	—	—	25,937,369
Utilities	104,956,104	—	—	104,956,104
Short-Term Investments
Investment Companies	21,015,000	—	—	21,015,000

Total Assets	$1,609,825,216	$—	$—	$1,609,825,216

Total Liabilities	$—	$—	$—	$—

Total	$1,609,825,216	$—	$—	$1,609,825,216

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$376,355,458
Aggregate gross unrealized depreciation	(23,637,825)

Net unrealized appreciation	$352,717,633

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,257,107,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (87.6%)
Energy Equipment & Services (4.4%)
Schlumberger NV	79,835	$3,349,078
Tenaris SA	71,937	1,131,884
Tenaris SA (ADR)	34,693	1,102,891
Valaris Ltd.*	4,203	234,317

		5,818,170

Oil, Gas & Consumable Fuels (83.2%)
Antero Resources Corp.*	43,675	1,251,289
ARC Resources Ltd.	206,534	3,490,974
BP plc (ADR)	52,225	1,639,343
Cameco Corp.	18,277	872,910
Canadian Natural Resources Ltd.	52,965	1,758,968
Cenovus Energy, Inc.	204,269	3,417,420
Cheniere Energy, Inc.	22,325	4,014,928
Chesapeake Energy Corp.(x)	40,425	3,324,956
Chevron Corp.	43,554	6,414,198
ConocoPhillips	32,089	3,378,330
Coterra Energy, Inc.	125,338	3,001,845
Diamondback Energy, Inc.	25,483	4,393,269
Enbridge, Inc.	45,000	1,828,016
EOG Resources, Inc.	32,897	4,044,028
EQT Corp.	75,101	2,751,701
Equinor ASA	155,096	3,919,672
Equinor ASA (ADR)	35,807	906,991
Exxon Mobil Corp.	83,844	9,828,194
Hess Corp.	47,040	6,388,032
LUKOIL PJSC (ADR)(r)*	41,176	—
Marathon Petroleum Corp.	34,836	5,675,133
Petroleo Brasileiro SA	387,880	2,796,763
Phillips 66	25,597	3,364,726
Shell plc	361,949	11,734,762
Targa Resources Corp.	25,837	3,824,134
TotalEnergies SE	104,359	6,795,782
TotalEnergies SE (ADR)	49,025	3,167,995
Williams Cos., Inc. (The)	141,879	6,476,776

		110,461,135

Total Energy		116,279,305

Materials (0.6%)
Metals & Mining (0.6%)
Glencore plc	140,545	803,655

Total Materials		803,655

Utilities (11.3%)
Electric Utilities (6.6%)
American Electric Power Co., Inc.	14,644	1,502,474
Duke Energy Corp.	9,264	1,068,139
Edison International	11,931	1,039,071
Enel SpA	95,350	761,546
Iberdrola SA	78,503	1,213,786
NextEra Energy, Inc.	23,918	2,021,789
Southern Co. (The)	12,836	1,157,551

		8,764,356

Independent Power and Renewable Electricity Producers (0.9%)
China Longyuan Power Group Corp. Ltd., Class H	791,555	717,850
RWE AG	14,038	510,671

		1,228,521

Multi-Utilities (3.8%)
Engie SA	81,546	1,408,342
National Grid plc	79,904	1,100,325
Sempra	29,162	2,438,818

		4,947,485

Total Utilities		14,940,362

Total Common Stocks (99.5%) (Cost $103,072,194)		132,023,322

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	1,266,970	1,266,970

Total Investment Companies		1,566,970

Total Short-Term Investments (1.2%) (Cost $1,566,970)		1,566,970

Total Investments in Securities (100.7%) (Cost $104,639,164)		133,590,292
Other Assets Less Liabilities (-0.7%)		(871,532)

Net Assets (100%)		$132,718,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs. (x) All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $2,984,195. This was collateralized by $1,525,377 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54 and by cash of $1,566,970 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

Country Diversification As a Percentage of Total Net Assets

Australia	0.6%
Brazil	2.1
Canada	8.6
China	0.6
France	8.6
Germany	0.4
Italy	0.6
Norway	3.6
Russia	0.0 #
Spain	0.9
United Kingdom	0.8
United States	73.9
Cash and Other	(0.7)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$92,697,205	$23,582,100	$—	(a)	$116,279,305
Materials	—	803,655	—		803,655
Utilities	9,227,842	5,712,520	—		14,940,362
Short-Term Investments
Investment Companies	1,566,970	—	—		1,566,970

Total Assets	$103,492,017	$30,098,275	$—		$133,590,292

Total Liabilities	$—	$—	$—		$—

Total	$103,492,017	$30,098,275	$—		$133,590,292

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,949,013
Aggregate gross unrealized depreciation	(4,298,546)

Net unrealized appreciation	$28,650,467

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,939,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	2,400	$73,080

Entertainment (1.1%)
Liberty Media Corp.-Liberty Formula One, Class C*	1,700	131,631
Live Nation Entertainment, Inc.*	2,200	240,878
Netflix, Inc.*	20,811	14,760,618
ROBLOX Corp., Class A*	8,500	376,210
Roku, Inc.*	1,600	119,456
Spotify Technology SA*	5,841	2,152,584

		17,781,377

Interactive Media & Services (7.2%)
Alphabet, Inc., Class A	294,213	48,795,226
Alphabet, Inc., Class C	69,882	11,683,572
Meta Platforms, Inc., Class A	108,651	62,196,178
Pinterest, Inc., Class A*	10,600	343,122

		123,018,098

Media (1.0%)
Liberty Broadband Corp., Class C*	1,600	123,664
Trade Desk, Inc. (The), Class A*	157,600	17,280,840

		17,404,504

Total Communication Services		158,277,059

Consumer Discretionary (9.3%)
Automobiles (0.8%)
Tesla, Inc.*	53,580	14,018,135

Broadline Retail (4.2%)
Amazon.com, Inc.*	360,750	67,218,548
Coupang, Inc., Class A*	125,085	3,070,837
MercadoLibre, Inc.*	638	1,309,150

		71,598,535

Distributors (0.0%)†
Pool Corp.	712	268,282

Hotels, Restaurants & Leisure (3.3%)
Airbnb, Inc., Class A*	6,200	786,222
Booking Holdings, Inc.	1,499	6,313,968
Cava Group, Inc.*	107,300	13,289,105
Chipotle Mexican Grill, Inc.*	110,280	6,354,333
Churchill Downs, Inc.	1,400	189,294
Darden Restaurants, Inc.	900	147,717
Domino’s Pizza, Inc.	208	89,469
DoorDash, Inc., Class A*	87,873	12,542,113
DraftKings, Inc., Class A*	9,100	356,720
Expedia Group, Inc.*	1,700	251,634
Hilton Worldwide Holdings, Inc.	2,100	484,050
Las Vegas Sands Corp.	5,500	276,870
Light & Wonder, Inc.*	1,300	117,949
McDonald’s Corp.	668	203,413
Norwegian Cruise Line Holdings Ltd.*	6,500	133,315
Royal Caribbean Cruises Ltd.	1,300	230,568
Starbucks Corp.	12,453	1,214,043
Texas Roadhouse, Inc., Class A	1,300	229,580
Vail Resorts, Inc.	700	122,003
Wingstop, Inc.	31,700	13,189,736
Wynn Resorts Ltd.	1,400	134,232
Yum! Brands, Inc.	1,500	209,565

		56,865,899

Household Durables (0.0%)†
SharkNinja, Inc.	1,600	173,936
Tempur Sealy International, Inc.	2,600	141,960
TopBuild Corp.*	300	122,043

		437,939

Leisure Products (0.0%)†
Hasbro, Inc.	2,100	151,872
YETI Holdings, Inc.*	3,300	135,399

		287,271

Specialty Retail (0.8%)
Abercrombie & Fitch Co., Class A*	700	97,930
AutoZone, Inc.*	191	601,658
Burlington Stores, Inc.*	1,100	289,828
CarMax, Inc.*	1,700	131,546
Carvana Co.*	900	156,699
Dick’s Sporting Goods, Inc.	500	104,350
Five Below, Inc.*	1,100	97,185
Floor & Decor Holdings, Inc., Class A*	2,000	248,340
Home Depot, Inc. (The)	11,274	4,568,225
Leslie’s, Inc.*	8,133	25,700
Murphy USA, Inc.	400	197,148
O’Reilly Automotive, Inc.*	796	916,674
RH*	500	167,215
Ross Stores, Inc.	25,113	3,779,758
TJX Cos., Inc. (The)	9,486	1,114,984
Tractor Supply Co.	1,528	444,541
Ulta Beauty, Inc.*	604	235,028
Victoria’s Secret & Co.*	1,366	35,106
Williams-Sonoma, Inc.	1,400	216,888

		13,428,803

Textiles, Apparel & Luxury Goods (0.2%)
Crocs, Inc.*	1,100	159,291
Deckers Outdoor Corp.*	2,400	382,680
Lululemon Athletica, Inc.*	1,900	515,565
NIKE, Inc., Class B	11,415	1,009,086
Skechers USA, Inc., Class A*	1,700	113,764

		2,180,386

Total Consumer Discretionary		159,085,250

Consumer Staples (1.5%)
Beverages (0.3%)
Celsius Holdings, Inc.*	3,000	94,080
Coca-Cola Co. (The)	32,396	2,327,976
Monster Beverage Corp.*	8,546	445,845
PepsiCo, Inc.	15,918	2,706,856

		5,574,757

Consumer Staples Distribution & Retail (1.0%)
Costco Wholesale Corp.	12,766	11,317,314
Dollar General Corp.	12,100	1,023,297
Performance Food Group Co.*	2,100	164,577
Sysco Corp.	4,366	340,810
Target Corp.	27,970	4,359,404

		17,205,402

Food Products (0.0%)†
Hershey Co. (The)	638	122,356
Lamb Weston Holdings, Inc.	1,400	90,636

		212,992

Household Products (0.2%)
Clorox Co. (The)	1,984	323,213
Colgate-Palmolive Co.	6,300	654,003
Kimberly-Clark Corp.	2,000	284,560
Procter & Gamble Co. (The)	7,900	1,368,280

		2,630,056

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	1,100	119,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Estee Lauder Cos., Inc. (The), Class A	1,282	$127,803

		247,736

Total Consumer Staples		25,870,943

Energy (0.2%)
Energy Equipment & Services (0.1%)
ChampionX Corp.	3,900	117,585
Schlumberger NV	40,126	1,683,286
Valaris Ltd.*	3,200	178,400
Weatherford International plc	1,000	84,920

		2,064,191

Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.	1,700	305,728
Hess Corp.	2,800	380,240
Magnolia Oil & Gas Corp., Class A	6,400	156,288
Matador Resources Co.	3,000	148,260
New Fortress Energy, Inc.(x)	4,200	38,178
Targa Resources Corp.	3,100	458,831
Texas Pacific Land Corp.	300	265,422

		1,752,947

Total Energy		3,817,138

Financials (5.5%)
Banks (0.2%)
Bank of America Corp.	68,780	2,729,190
NU Holdings Ltd., Class A*	45,100	615,615

		3,344,805

Capital Markets (0.8%)
Ameriprise Financial, Inc.	1,300	610,753
Ares Management Corp., Class A	2,900	451,936
Blackstone, Inc.	10,100	1,546,613
Blue Owl Capital, Inc., Class A	7,100	137,456
Charles Schwab Corp. (The)	34,740	2,251,499
Coinbase Global, Inc., Class A*	2,400	427,608
FactSet Research Systems, Inc.	276	126,919
Goldman Sachs Group, Inc. (The)	1,200	594,132
Jefferies Financial Group, Inc.	2,600	160,030
KKR & Co., Inc.	2,900	378,682
LPL Financial Holdings, Inc.	1,100	255,893
Moody’s Corp.	2,497	1,185,051
Morgan Stanley	1,200	125,088
Morningstar, Inc.	400	127,648
MSCI, Inc.	669	389,980
S&P Global, Inc.	7,360	3,802,323
Tradeweb Markets, Inc., Class A	15,071	1,863,831

		14,435,442

Consumer Finance (0.1%)
Ally Financial, Inc.	3,000	106,770
American Express Co.	3,520	954,624

		1,061,394

Financial Services (3.8%)
Affirm Holdings, Inc., Class A*	241,796	9,870,113
Apollo Global Management, Inc.	40,380	5,043,866
Block, Inc., Class A*	3,600	241,668
Corpay, Inc.*	1,406	439,740
Fiserv, Inc.*	51,211	9,200,056
Mastercard, Inc., Class A	32,896	16,244,045
Shift4 Payments, Inc., Class A(x)*	2,000	177,200
Toast, Inc., Class A*	6,400	181,184
Visa, Inc., Class A	86,119	23,678,419
Western Union Co. (The)	9,600	114,528
WEX, Inc.*	1,000	209,730

		65,400,549

Insurance (0.6%)
Allstate Corp. (The)	800	151,720
Arthur J Gallagher & Co.	500	140,685
Brown & Brown, Inc.	1,500	155,400
Everest Group Ltd.	500	195,915
Kinsale Capital Group, Inc.	400	186,228
Markel Group, Inc.*	100	156,858
Marsh & McLennan Cos., Inc.	1,001	223,313
Progressive Corp. (The)	34,760	8,820,698
Ryan Specialty Holdings, Inc., Class A	4,100	272,199

		10,303,016

Total Financials		94,545,206

Health Care (8.0%)
Biotechnology (1.6%)
AbbVie, Inc.	36,469	7,201,898
ACADIA Pharmaceuticals, Inc.*	4,400	67,672
Alkermes plc*	3,700	103,563
Alnylam Pharmaceuticals, Inc.*	1,600	440,048
Amgen, Inc.	5,920	1,907,483
Amicus Therapeutics, Inc.*	11,000	117,480
Apellis Pharmaceuticals, Inc.*	1,700	49,028
Argenx SE (ADR)*	3,355	1,818,678
Ascendis Pharma A/S (ADR)(x)*	51,680	7,716,341
Blueprint Medicines Corp.*	1,200	111,000
Cytokinetics, Inc.*	2,300	121,440
Denali Therapeutics, Inc.*	2,700	78,651
Exact Sciences Corp.*	4,000	272,480
Exelixis, Inc.*	5,400	140,130
Halozyme Therapeutics, Inc.*	3,600	206,064
Incyte Corp.*	3,092	204,381
Insmed, Inc.*	2,200	160,600
Ionis Pharmaceuticals, Inc.*	2,500	100,150
Ironwood Pharmaceuticals, Inc., Class A*	8,500	35,020
Legend Biotech Corp. (ADR)*	87,336	4,255,883
Madrigal Pharmaceuticals, Inc.(x)*	600	127,332
Natera, Inc.*	4,706	597,427
Neurocrine Biosciences, Inc.*	1,846	212,696
Novavax, Inc.*	2,200	27,786
Regeneron Pharmaceuticals, Inc.*	132	138,764
REVOLUTION Medicines, Inc.*	3,100	140,585
Sarepta Therapeutics, Inc.*	1,600	199,824
Ultragenyx Pharmaceutical, Inc.*	2,600	144,430
Vaxcyte, Inc.*	2,300	262,821
Vertex Pharmaceuticals, Inc.*	1,844	857,608

		27,817,263

Health Care Equipment & Supplies (2.4%)
Align Technology, Inc.*	620	157,679
Becton Dickinson & Co.	12,334	2,973,727
Dexcom, Inc.*	57,710	3,868,878
Edwards Lifesciences Corp.*	1,666	109,939
GE HealthCare Technologies, Inc.	2,266	212,664
IDEXX Laboratories, Inc.*	1,200	606,264
Inspire Medical Systems, Inc.*	500	105,525
Insulet Corp.*	36,076	8,396,689
Intuitive Surgical, Inc.*	18,056	8,870,371
iRhythm Technologies, Inc.*	900	66,816
Lantheus Holdings, Inc.*	1,200	131,700
LivaNova plc*	1,800	94,572
Masimo Corp.*	1,000	133,330
Novocure Ltd.*	1,800	28,134
Penumbra, Inc.*	3,692	717,393
ResMed, Inc.	679	165,758
Sonova Holding AG (ADR)	21,035	1,515,572
STAAR Surgical Co.*	1,400	52,010
Stryker Corp.	14,531	5,249,469
TransMedics Group, Inc.*	52,900	8,305,300

		41,761,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.3%)
agilon health, Inc.(x)*	4,800	$18,864
Cardinal Health, Inc.	2,400	265,248
Cencora, Inc.	2,400	540,192
Chemed Corp.	200	120,194
Cigna Group (The)	15,435	5,347,301
DaVita, Inc.*	800	131,144
Elevance Health, Inc.	600	312,000
Ensign Group, Inc. (The)	1,300	186,966
HCA Healthcare, Inc.	782	317,828
HealthEquity, Inc.*	1,600	130,960
McKesson Corp.	943	466,238
Molina Healthcare, Inc.*	500	172,280
Option Care Health, Inc.*	4,000	125,200
UnitedHealth Group, Inc.	22,967	13,428,346

		21,562,761

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	2,700	566,649

Life Sciences Tools & Services (0.5%)
10X Genomics, Inc., Class A*	2,400	54,192
Bruker Corp.	1,800	124,308
Danaher Corp.	9,337	2,595,873
ICON plc*	13,670	3,927,527
IQVIA Holdings, Inc.*	600	142,182
Maravai LifeSciences Holdings, Inc., Class A*	6,719	55,835
Medpace Holdings, Inc.*	500	166,900
OmniAb, Inc. (Earn Out Shares)(r)(x)*	690	—
Repligen Corp.*	900	133,938
Waters Corp.*	500	179,945
West Pharmaceutical Services, Inc.	600	180,096

		7,560,796

Pharmaceuticals (2.2%)
Eli Lilly and Co.	35,737	31,660,838
Innoviva, Inc.*	3,432	66,272
Intra-Cellular Therapies, Inc.*	1,800	131,706
Merck & Co., Inc.	36,000	4,088,160
Zoetis, Inc.	5,347	1,044,697

		36,991,673

Total Health Care		136,260,932

Industrials (4.1%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc.*	44,800	17,902,080
Boeing Co. (The)*	10,565	1,606,303
BWX Technologies, Inc.	1,800	195,660
General Electric Co.	3,300	622,314
HEICO Corp.	800	209,184
HEICO Corp., Class A	1,520	309,715
Howmet Aerospace, Inc.	26,574	2,664,044
Lockheed Martin Corp.	930	543,641
TransDigm Group, Inc.	7,672	10,948,941

		35,001,882

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	1,554	204,196

Building Products (0.1%)
AAON, Inc.	1,873	201,984
Advanced Drainage Systems, Inc.	700	110,012
Builders FirstSource, Inc.*	900	174,474
Carlisle Cos., Inc.	300	134,925
Lennox International, Inc.	500	302,145
Trane Technologies plc	1,200	466,476
Trex Co., Inc.*	2,400	159,792

		1,549,808

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	265,972
Cintas Corp.	4,688	965,165
Copart, Inc.*	11,520	603,648
Rollins, Inc.	5,900	298,422
Tetra Tech, Inc.	2,905	137,000
Veralto Corp.	1,600	178,976
Waste Management, Inc.	5,700	1,183,320

		3,632,503

Construction & Engineering (0.0%)†
Comfort Systems USA, Inc.	600	234,210
EMCOR Group, Inc.	300	129,159
Quanta Services, Inc.	700	208,705
WillScot Holdings Corp.(x)*	2,700	101,520

		673,594

Electrical Equipment (0.4%)
Generac Holdings, Inc.*	900	142,992
Regal Rexnord Corp.	14,376	2,384,691
Rockwell Automation, Inc.	434	116,511
Vertiv Holdings Co., Class A	42,130	4,191,514

		6,835,708

Ground Transportation (0.5%)
Lyft, Inc., Class A*	8,400	107,100
Old Dominion Freight Line, Inc.	3,100	615,784
Saia, Inc.*	400	174,904
Uber Technologies, Inc.*	28,500	2,142,060
U-Haul Holding Co.	2,000	144,000
Union Pacific Corp.	22,434	5,529,532
XPO, Inc.*	1,600	172,016

		8,885,396

Industrial Conglomerates (0.0%)†
3M Co.	1,500	205,050
Honeywell International, Inc.	1,500	310,065

		515,115

Machinery (0.3%)
Caterpillar, Inc.	1,019	398,551
Chart Industries, Inc.*	1,000	124,140
Illinois Tool Works, Inc.	1,604	420,360
Ingersoll Rand, Inc.	36,017	3,535,429
Lincoln Electric Holdings, Inc.	1,000	192,020

		4,670,500

Passenger Airlines (0.0%)†
American Airlines Group, Inc.(x)*	7,400	83,176

Professional Services (0.4%)
Automatic Data Processing, Inc.	5,387	1,490,744
Booz Allen Hamilton Holding Corp.	2,500	406,900
Broadridge Financial Solutions, Inc.	2,100	451,563
Dayforce, Inc.*	1,800	110,250
Equifax, Inc.	7,646	2,246,854
ExlService Holdings, Inc.*	3,000	114,450
KBR, Inc.	1,800	117,234
Paychex, Inc.	1,673	224,500
Paycom Software, Inc.	1,000	166,570
Paylocity Holding Corp.*	800	131,976
TransUnion	1,600	167,520
Verisk Analytics, Inc.	2,368	634,529

		6,263,090

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	1,100	245,443
Core & Main, Inc., Class A*	2,500	111,000
Fastenal Co.	7,704	550,220
Ferguson Enterprises, Inc.	800	158,856
FTAI Aviation Ltd.	1,400	186,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SiteOne Landscape Supply, Inc.*	900	$135,819
United Rentals, Inc.	300	242,919
W.W. Grainger, Inc.	507	526,677

		2,156,994

Total Industrials		70,471,962

Information Technology (35.0%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	41,700	16,005,294
Motorola Solutions, Inc.	1,100	494,593
Ubiquiti, Inc.	700	155,204

		16,655,091

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	91,388	5,954,842
CDW Corp.	1,000	226,300
Fabrinet*	500	118,220
Jabil, Inc.	1,900	227,677
Novanta, Inc.*	700	125,244
Zebra Technologies Corp., Class A*	400	148,128

		6,800,411

IT Services (1.1%)
Cloudflare, Inc., Class A*	163,500	13,225,515
DigitalOcean Holdings, Inc.(x)*	2,900	117,131
EPAM Systems, Inc.*	1,100	218,933
Gartner, Inc.*	1,111	563,011
Globant SA*	800	158,512
GoDaddy, Inc., Class A*	1,700	266,526
Hackett Group, Inc. (The)	2,178	57,216
MongoDB, Inc.*	2,561	692,366
Okta, Inc.*	1,700	126,378
Shopify, Inc., Class A*	38,031	3,047,804
Snowflake, Inc., Class A*	4,475	513,999
Twilio, Inc., Class A*	1,400	91,308
VeriSign, Inc.*	500	94,980

		19,173,679

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Micro Devices, Inc.*	115,646	18,975,196
Applied Materials, Inc.	10,810	2,184,160
ASML Holding NV (Registered) (ADR)	8,102	6,750,992
Axcelis Technologies, Inc.*	700	73,395
Broadcom, Inc.	91,110	15,716,475
Enphase Energy, Inc.*	2,500	282,550
Entegris, Inc.	2,100	236,313
KLA Corp.	1,900	1,471,379
Lam Research Corp.	1,900	1,550,552
Lattice Semiconductor Corp.*	2,600	137,982
Marvell Technology, Inc.	1,800	129,816
Monolithic Power Systems, Inc.	15,100	13,959,950
NVIDIA Corp.	823,540	100,010,698
NXP Semiconductors NV	13,580	3,259,336
QUALCOMM, Inc.	14,865	2,527,793
Rambus, Inc.*	2,000	84,440
Synaptics, Inc.*	1,000	77,580
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	28,460	4,942,648
Teradyne, Inc.	2,000	267,860
Texas Instruments, Inc.	1,581	326,587
Universal Display Corp.	718	150,708

		173,116,410

Software (17.0%)
8x8, Inc.*	6,300	12,852
Adobe, Inc.*	16,359	8,470,363
Appian Corp., Class A*	1,500	51,210
AppLovin Corp., Class A*	137,000	17,885,350
Asana, Inc., Class A*	3,400	39,406
Atlassian Corp., Class A*	14,096	2,238,586
Aurora Innovation, Inc., Class A*	83,783	495,995
Autodesk, Inc.*	3,097	853,161
Bentley Systems, Inc., Class B	4,000	203,240
C3.ai, Inc., Class A*	539	13,060
Cadence Design Systems, Inc.*	25,110	6,805,563
Confluent, Inc., Class A*	3,500	71,330
Crowdstrike Holdings, Inc., Class A*	13,062	3,663,499
Datadog, Inc., Class A*	127,300	14,647,138
DocuSign, Inc.*	3,700	229,733
DoubleVerify Holdings, Inc.*	4,600	77,464
Dynatrace, Inc.*	39,538	2,114,097
Elastic NV*	1,300	99,788
Envestnet, Inc.*	2,800	175,336
Fair Isaac Corp.*	1,711	3,325,363
Five9, Inc.*	1,600	45,968
Fortinet, Inc.*	7,292	565,494
Gitlab, Inc., Class A*	58,000	2,989,320
HubSpot, Inc.*	9,000	4,784,400
Intuit, Inc.	17,652	10,961,892
Manhattan Associates, Inc.*	1,100	309,518
Microsoft Corp.#	252,088	108,473,466
MicroStrategy, Inc., Class A(x)*	450	75,870
Nutanix, Inc., Class A*	2,200	130,350
OneSpan, Inc.*	1,452	24,205
Oracle Corp.	48,729	8,303,422
Palantir Technologies, Inc., Class A*	337,100	12,540,120
Palo Alto Networks, Inc.*	4,400	1,503,920
Pegasystems, Inc.	1,400	102,326
PTC, Inc.*	1,000	180,660
Q2 Holdings, Inc.*	2,400	191,448
RingCentral, Inc., Class A*	2,500	79,075
Salesforce, Inc.	29,791	8,154,095
Samsara, Inc., Class A*	412,900	19,868,748
SAP SE (ADR)(x)	24,809	5,683,742
SentinelOne, Inc., Class A*	6,400	153,088
ServiceNow, Inc.*	33,805	30,234,854
SPS Commerce, Inc.*	700	135,919
Synopsys, Inc.*	2,200	1,114,058
Teradata Corp.*	2,300	69,782
Tyler Technologies, Inc.*	746	435,455
UiPath, Inc., Class A*	7,600	97,280
Unity Software, Inc.*	4,422	100,026
Workday, Inc., Class A*	3,348	818,285
Zeta Global Holdings Corp., Class A*	400,600	11,949,898
Zscaler, Inc.*	1,600	273,504

		291,822,722

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	392,595	91,474,635
Dell Technologies, Inc., Class C	900	106,686
HP, Inc.	4,000	143,480
NetApp, Inc.	1,700	209,967
Pure Storage, Inc., Class A*	3,900	195,936
Super Micro Computer, Inc.*	700	291,480

		92,422,184

Total Information Technology		599,990,497

Materials (0.2%)
Chemicals (0.2%)
Balchem Corp.	900	158,400
Celanese Corp.	900	122,364
Ecolab, Inc.	3,440	878,335
RPM International, Inc.	1,400	169,400
Sherwin-Williams Co. (The)	3,018	1,151,880

		2,480,379

Construction Materials (0.0%)†
Eagle Materials, Inc.	700	201,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	200	$107,650
Vulcan Materials Co.	500	125,215

		434,220

Containers & Packaging (0.0%)†
Avery Dennison Corp.	1,000	220,760
Sealed Air Corp.	3,400	123,420

		344,180

Metals & Mining (0.0%)†
Southern Copper Corp.	1,206	139,498

Total Materials		3,398,277

Real Estate (0.3%)
Real Estate Management & Development (0.2%)
CoStar Group, Inc.*	42,500	3,206,200

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,262	213,303

Specialized REITs (0.1%)
American Tower Corp. (REIT)	6,667	1,550,478
Equinix, Inc. (REIT)	207	183,739
Iron Mountain, Inc. (REIT)	2,400	285,192
Lamar Advertising Co. (REIT), Class A	1,300	173,680
Public Storage (REIT)	419	152,462

		2,345,551

Total Real Estate		5,765,054

Utilities (0.1%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	700	182,014
NRG Energy, Inc.	1,500	136,650

		318,664

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	4,900	580,846

Total Utilities		899,510

Total Common Stocks (73.5%) (Cost $543,556,121)		1,258,381,828

EXCHANGE TRADED FUNDS (ETF):
Equity (7.0%)
iShares Russell 1000 Growth ETF	80,426	30,190,312
Vanguard Growth ETF	156,629	60,134,572
Vanguard Russell 1000 Growth ETF(x)	312,500	30,162,500

Total Exchange Traded Funds (7.0%) (Cost $79,197,116 )		120,487,384

SHORT-TERM INVESTMENTS:
Investment Companies (18.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	6,679,001	6,679,001
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)	308,887,034	309,072,366
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		318,751,367

Total Short-Term Investments (18.6%) (Cost $318,668,132)		318,751,367

Total Investments in Securities (99.1%) (Cost $941,421,369)		1,697,620,579
Other Assets Less Liabilities (0.9%)		15,648,594

Net Assets (100%)		$1,713,269,173

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,260,400.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $9,703,774. This was collateralized by $190,906 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/15/24 – 5/15/54 and by cash of $9,679,001 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	671	12/2024	USD	271,905,975	7,751,788
S&P 500 E-Mini Index	166	12/2024	USD	48,258,275	1,255,269

					9,007,057

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$158,277,059	$—	$—		$158,277,059
Consumer Discretionary	159,085,250	—	—		159,085,250
Consumer Staples	25,870,943	—	—		25,870,943
Energy	3,817,138	—	—		3,817,138
Financials	94,545,206	—	—		94,545,206
Health Care	136,260,932	—	—	(a)	136,260,932
Industrials	70,471,962	—	—		70,471,962
Information Technology	599,990,497	—	—		599,990,497
Materials	3,398,277	—	—		3,398,277
Real Estate	5,765,054	—	—		5,765,054
Utilities	899,510	—	—		899,510
Exchange Traded Funds	120,487,384	—	—		120,487,384
Futures	9,007,057	—	—		9,007,057
Short-Term Investments
Investment Companies	318,751,367	—	—		318,751,367

Total Assets	$1,706,627,636	$—	$—		$1,706,627,636

Total Liabilities	$—	$—	$—		$—

Total	$1,706,627,636	$—	$—		$1,706,627,636

(a)	Value is zero.

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$752,618,958
Aggregate gross unrealized depreciation	(11,017,096)

Net unrealized appreciation	$741,601,862

Federal income tax cost of investments in securities and derivative instruments, if applicable	$965,025,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.6%)
37 Capital CLO II,
Series 2022-1A A1R
6.591%, 7/15/34(l)§		$600,000	$600,233
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§		371,668	353,115
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
5.309%, 1/25/37(l)		1,129,642	670,311
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		194,692	192,455
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§		750,000	711,552
Series 2021-1A B
2.482%, 8/15/46§		500,000	469,027
Allegro CLO IX Ltd.,
Series 2018-3A A1R
6.516%, 10/16/31(l)§		425,615	425,834
American Airlines Pass-Through Trust,
Series 2015-2 AA
3.600%, 9/22/27		59,731	57,742
Series 2019-1 A
3.500%, 2/15/32		377,927	336,355
Series 2021-1 A
2.875%, 7/11/34		714,203	624,571
AMSR Trust,
Series 2024-SFR1 B
4.290%, 7/17/41§		1,145,000	1,123,588
Series 2024-SFR1 C
4.290%, 7/17/41§		1,026,000	1,000,453
Anchorage Capital CLO Ltd.,
Series 2018-10A A1AR
6.401%, 10/15/31(l)§		500,000	500,177
APEX Credit CLO Ltd.,
Series 2018-2A A1RR
6.522%, 10/20/31(l)§		473,468	474,067
Apidos CLO XXIV,
Series 2016-24A A1AL
6.494%, 10/20/30(l)§		364,064	364,324
Apidos CLO XXVII,
Series 2017-27A A1R
6.477%, 7/17/30(l)§		77,739	77,745
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4 A
6.561%, 11/15/36(l)§		224,869	224,605
Series 2022-FL1 A
6.792%, 1/15/37(l)§		219,515	218,967
Arbour CLO VI DAC,
Series 6A AR
0.000%, 11/15/37(l)§	EUR	600,000	667,044
AREIT Ltd.,
Series 2024-CRE9 A
6.769%, 5/17/41(l)§		$420,000	419,999
AREIT Trust,
Series 2021-CRE5 A
6.277%, 11/17/38(l)§		93,641	93,363
Ares LIX CLO Ltd.,
Series 2021-59A B1
6.946%, 4/25/34(l)§		500,000	500,004
Ares Loan Funding IV Ltd.,
Series 2023-ALF4A D
9.981%, 10/15/36(l)§		250,000	255,710
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R
6.503%, 10/23/32(l)§		600,000	600,002
Aurium CLO VIII DAC,
Series 8A A
4.305%, 6/23/34(l)§	EUR	500,000	554,358
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR
6.375%, 7/19/34(l)§		$600,000	600,266
BDS LLC,
Series 2024-FL13 A
6.776%, 9/19/39(l)§		250,000	249,844
Birch Grove CLO Ltd.,
Series 19A A1RR
6.912%, 7/17/37(l)§		600,000	603,300
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§		539,893	490,117
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1
6.643%, 7/15/31(l)§		186,797	186,926
Series 2018-22A B
7.063%, 7/15/31(l)§		250,000	250,187
BNPP AM Euro CLO DAC,
Series 2018-1A AR
4.285%, 4/15/31(l)§	EUR	249,820	276,465
Bridge Street CLO I Ltd.,
Series 2020-1A A1R
6.832%, 7/20/37(l)§		$1,000,000	1,003,736
Bridge Street CLO IV Ltd.,
Series 2024-1A A
6.924%, 4/20/37(l)§		500,000	502,619
Bristol Park CLO Ltd.,
Series 2016-1A AR
6.553%, 4/15/29(l)§		293,147	293,324
Bryant Park Funding Ltd.,
Series 2024-24A A1
6.008%, 10/15/37(l)§		250,000	250,084
Canyon Capital CLO Ltd.,
Series 2021-2A B1
7.313%, 4/15/34(l)§		250,000	250,356
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA A1
6.430%, 5/15/31(l)§		131,652	131,767
Series 2016-1A A1R2
6.684%, 4/20/34(l)§		500,000	500,285
Carlyle US CLO Ltd.,
Series 2017-2A AR2
6.822%, 7/20/37(l)§		500,000	501,823
CarVal CLO IX-C Ltd.,
Series 2024-1A B
7.382%, 4/20/37(l)§		1,000,000	1,010,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
CIFC Funding 2021-IV Ltd.,
Series 2021-4A BR
6.823%, 7/23/37(l)§		$250,000	$249,664
CIFC Funding 2021-V Ltd.,
Series 2021-5A C
7.613%, 7/15/34(l)§		250,000	250,237
CIFC Funding Ltd.,
Series 2013-3RA A1
6.525%, 4/24/31(l)§		175,909	176,185
Citibank Credit Card Issuance Trust,
Series 2018-A5 A5
5.842%, 8/7/27(l)		300,000	300,946
Clover CLO LLC,
Series 2021-1A A
6.644%, 4/22/34(l)§		250,000	250,152
CPS Auto Receivables Trust,
Series 2021-A D
1.160%, 12/15/26§		205,779	203,298
Series 2021-A E
2.530%, 3/15/28§		500,000	488,259
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)		4,758,758	1,182,864
CVC Cordatus Loan Fund XXI DAC,
Series 21A A1E
4.415%, 9/22/34(l)§	EUR	500,000	555,456
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§		$900,000	858,768
Delta Air Lines Pass- Through Trust,
Series 2020-1 AA
2.000%, 6/10/28		38,041	35,569
Diameter Capital CLO 1 Ltd.,
Series 2021-1A A1A
6.803%, 7/15/36(l)§		250,000	250,182
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§		480,000	455,694
Dryden 50 Senior Loan Fund,
Series 2017-50A B
7.213%, 7/15/30(l)§		350,000	350,457
Eaton Vance CLO Ltd.,
Series 2020-2A AR
6.713%, 1/15/35(l)§		250,000	250,075
Flatiron CLO 25 Ltd.,
Series 2024-2A A
6.018%, 10/17/37(l)§		250,000	250,083
FS RIALTO,
Series 2021-FL2 A
6.431%, 5/16/38(l)§		252,566	251,516
FS Rialto Issuer LLC,
Series 2022-FL5 A
7.269%, 6/19/37(l)§		89,382	89,633
Series 2022-FL6 A
7.545%, 8/17/37(l)§		98,869	99,207
Galaxy XX CLO Ltd.,
Series 2015-20A AR
6.544%, 4/20/31(l)§		119,054	119,170
Galaxy XXVII CLO Ltd.,
Series 2018-27A A
6.377%, 5/16/31(l)§		120,443	120,556
Generate CLO 2 Ltd.,
Series 2A AR2
6.606%, 10/22/37(l)§		250,000	250,872
Series 2A BR2
6.996%, 10/22/37(l)§		250,000	251,022
Generate CLO 9 Ltd.,
Series 9A A
6.744%, 10/20/34(l)§		500,000	500,161
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§		561,200	449,948
Series 2021-5CS B
2.560%, 10/20/48§		358,410	282,889
Series 2023-1GS A
5.520%, 2/22/55§		51,795	51,150
Greystone Commercial Real Estate Notes Ltd.,
Series 2021-FL3 A
6.231%, 7/15/39(l)§		236,865	235,976
GSAA Home Equity Trust,
Series 2006-5 2A1
5.109%, 3/25/36(l)		9,954	3,375
Series 2007-10 A2A
6.500%, 11/25/37		2,020,760	839,270
Series 2007-8 A2
5.669%, 8/25/37(l)		47,897	46,642
Harvest CLO XXV DAC,
Series 25A AR
4.638%, 10/21/34(l)§	EUR	500,000	553,611
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§		$375,000	350,275
Hertz Vehicle Financing LLC,
Series 2021-1A C
2.050%, 12/26/25§		187,500	186,127
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§		560,793	485,116
Series 2021-1 F
3.325%, 9/17/41§		478,150	406,680
HPS Loan Management Ltd.,
Series 11A-17 AR
6.509%, 5/6/30(l)§		56,374	56,417
Series 6A-2015 A1R
6.504%, 2/5/31(l)§		76,488	76,561
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
5.249%, 10/25/36(l)		7,166,634	2,207,202
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		500,000	503,746
Invesco Euro CLO,
Series 6A D
6.735%, 7/15/34(l)§	EUR	250,000	263,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
6.196%, 7/25/35(l)§	$600,000	$600,244
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
5.449%, 8/25/36(l)	3,949,354	1,766,032
KKR CLO 33 Ltd.,
Series 33A A
6.714%, 7/20/34(l)§	600,000	600,300
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	1,015,475	939,358
LCCM Trust,
Series 2021-FL3 A
6.661%, 11/15/38(l)§	273,152	272,248
LCM 31 Ltd.,
Series 31A AR
6.562%, 7/20/34(l)§	600,000	600,630
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§	700,000	658,982
Series 2022-1A A
5.120%, 7/20/32§	216,000	216,496
LFT CRE Ltd.,
Series 2021-FL1 B
6.961%, 6/15/39(l)§	250,000	245,249
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
5.189%, 10/25/36(l)	2,541,292	817,738
Madison Park Funding XL Ltd.,
Series 9A AR2
6.313%, 5/28/30(l)§	175,094	175,430
Madison Park Funding XXXVI Ltd.,
Series 2019-36A B1R
7.201%, 4/15/35(l)§	310,000	310,513
Magnetite XL Ltd.,
Series 2024-40A A1
6.782%, 7/15/37(l)§	500,000	501,497
Marble Point CLO XVII Ltd.,
Series 2020-1A AR
6.722%, 7/20/37(l)§	500,000	500,269
Marble Point CLO XXII Ltd.,
Series 2021-2A A
6.746%, 7/25/34(l)§	500,000	500,191
Marble Point CLO XXV Ltd.,
Series 2022-2A BR
8.132%, 10/20/36(l)§	500,000	505,845
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§	700,000	666,365
Series 2022-AA A
6.450%, 10/20/37§	107,000	107,085
Series 2024-AA A
5.130%, 9/22/36§	100,000	101,685
Meacham Park CLO Ltd.,
Series 2024-1A B
6.389%, 10/20/37(l)§	250,000	250,299
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
5.289%, 7/25/37(l)	2,652,364	1,601,071
MF1 LLC,
Series 2022-FL9 A
7.115%, 6/19/37(l)§	99,153	99,277
Series 2023-FL12 A
7.031%, 10/19/38(l)§	120,000	120,261
MF1 Ltd.,
Series 2021-FL7 A
6.209%, 10/16/36(l)§	157,848	157,070
Series 2022-FL8 A
6.315%, 2/19/37(l)§	87,180	86,750
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A
6.702%, 8/18/41(l)§	250,000	250,000
Midocean Credit CLO IX,
Series 2018-9A A1
6.694%, 7/20/31(l)§	232,634	232,735
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
5.269%, 7/25/36(l)	3,359,849	1,200,327
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	512,168	455,056
Series 2023-1A A
5.320%, 6/20/53§	82,843	82,913
Navient Private Education Loan Trust,
Series 2015-BA A3
6.661%, 7/16/40(l)§	325,102	325,305
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A
4.000%, 12/15/59§	31,050	30,632
Series 2019-CA A2
3.130%, 2/15/68§	42,498	41,578
Series 2024-A A
5.660%, 10/15/72§	100,183	102,321
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	987,500	937,120
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A AR
6.628%, 10/16/33(l)§	250,000	250,124
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A A
6.693%, 10/14/35(l)§	250,000	250,304
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
5.289%, 2/25/37(l)	958,131	858,923
NRZ Excess Spread- Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	377,207	370,721
OCP CLO Ltd.,
Series 2017-13A A1AR
6.523%, 7/15/30(l)§	383,937	384,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A
6.508%, 4/16/31(l)§		$157,607	$157,768
Octagon Investment Partners 30 Ltd.,
Series 2017-1A A1R
6.544%, 3/17/30(l)§		143,323	143,412
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR
6.513%, 7/15/29(l)§		30,769	30,775
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR
6.511%, 7/19/30(l)§		261,201	261,287
OHA Loan Funding Ltd.,
Series 2016-1A A1R2
6.795%, 7/20/37(l)§		250,000	250,803
OneMain Financial Issuance Trust,
Series 2020-2A A
1.750%, 9/14/35§		165,000	158,078
OZLM XVII Ltd.,
Series 2017-17A A1RR
6.432%, 7/20/30(l)§		393,518	393,581
Palmer Square Loan Funding Ltd.,
Series 2023-2A C
9.635%, 1/25/32(l)§		250,000	250,524
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§		2,000,000	1,873,284
Providus CLO II DAC,
Series 2A ARR
0.000%, 10/15/38(l)§	EUR	500,000	556,865
Race Point IX CLO Ltd.,
Series 2015-9A A1A2
6.503%, 10/15/30(l)§		$123,127	123,144
RASC Trust,
Series 2007-EMX1 A13
5.369%, 1/25/37(l)		416,939	430,545
Recette CLO Ltd.,
Series 2015-1A ARR
6.624%, 4/20/34(l)§		600,000	600,240
Regatta XI Funding Ltd.,
Series 2018-1A BR
7.052%, 7/17/37(l)§		360,000	362,084
Regatta XVIII Funding Ltd.,
Series 2021-1A A1
6.663%, 1/15/34(l)§		250,000	250,285
Regional Management Issuance Trust,
Series 2020-1 A
2.340%, 10/15/30§		12,679	12,613
Series 2021-1 A
1.680%, 3/17/31§		44,085	43,407
Series 2022-1 A
3.070%, 3/15/32§		310,000	305,476
Rockford Tower CLO Ltd.,
Series 2022-3A AR
0.000%, 7/20/37(l)§		500,000	501,450
Romark WM-R Ltd.,
Series 2018-1A A1
6.574%, 4/20/31(l)§		167,922	168,065
RR 18 Ltd.,
Series 2021-18A A2
7.163%, 10/15/34(l)§		250,000	250,180
SBA Tower Trust (REIT),
3.869%, 10/8/24§		800,000	799,734
Scholar Funding Trust,
Series 2013-A A
5.995%, 1/30/45(l)§		69,361	68,734
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
5.309%, 8/25/36(l)		2,167,338	695,452
Silver Point CLO 5 Ltd.,
Series 2024-5A A1
6.134%, 10/20/37(l)§		250,000	250,484
Sixth Street CLO XX Ltd.,
Series 2021-20A B
7.194%, 10/20/34(l)§		250,000	250,432
SLM Private Education Loan Trust,
Series 2010-C A5
9.961%, 10/15/41(l)§		155,709	162,957
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§		50,179	49,556
Series 2016-B A2A
2.430%, 2/17/32§		6,764	6,711
Series 2016-C A2A
2.340%, 9/15/34§		17,520	17,368
Series 2020-PTA A2A
1.600%, 9/15/54§		108,583	100,864
Series 2021-A C
2.990%, 1/15/53§		147,054	123,705
Series 2021-A D1
3.860%, 1/15/53§		41,218	37,163
SoFi Professional Loan Program LLC,
Series 2017-F BFX
3.620%, 1/25/41§		1,000,000	938,443
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR
6.579%, 10/26/31(l)§		483,412	483,561
Sound Point CLO XXIX Ltd.,
Series 2021-1A A
6.616%, 4/25/34(l)§		500,000	500,250
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
6.691%, 4/18/31(l)§		396,184	396,357
Soundview Home Loan Trust,
Series 2006-1 2A1
7.257%, 2/25/37(l)		4,226,912	855,868
Series 2007-OPT5 2A2
5.919%, 10/25/37(l)		3,059,391	2,329,694
STAR Trust,
Series 2021-SFR1 G
8.397%, 4/17/38(l)§		2,000,000	1,947,969
Subway Funding LLC,
Series 2024-1A A2II
6.268%, 7/30/54§		62,000	63,904
Series 2024-3A A23
5.914%, 7/30/54§		200,000	199,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sunnova Helios IV Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	$299,785	$268,584
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	599,671	517,178
Symphony CLO XV Ltd.,
Series 2014-15A AR3
6.627%, 1/17/32(l)§	219,693	219,910
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	491,250	421,862
Series 2021-1A A2I
1.946%, 8/25/51§	736,875	690,976
TCW CLO AMR Ltd.,
Series 2019-1A ASNR
6.395%, 8/16/34(l)§	600,000	600,527
TIAA CLO IV Ltd.,
Series 2018-1A A1AR
6.422%, 1/20/32(l)§	500,000	500,673
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	459,875	412,012
T-Mobile US Trust,
Series 2024-1A A
5.050%, 9/20/29§	400,000	405,712
Tralee CLO VI Ltd.,
Series 2019-6A A1RR
6.505%, 10/25/32(l)§	600,000	600,097
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,228,518
Trinitas CLO VI Ltd.,
Series 2017-6A ARRR
6.615%, 1/25/34(l)§	600,000	599,155
TSTAT Ltd.,
Series 2022-1A A1RR
6.432%, 7/20/37(l)§	600,000	600,272
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	251,933	237,636
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	57,072	55,951
United Airlines Pass-Through Trust,
Series 2019-1 AA
4.150%, 8/25/31	340,354	327,149
Series 2019-2 AA
2.700%, 5/1/32	161,589	144,218
Series 2020-1 A
5.875%, 10/15/27	472,769	483,406
Series 2024-1 A
5.875%, 2/15/37	123,000	126,075
United States Small Business Administration,
Series 2005-20B 1
4.625%, 2/1/25	594	593
Series 2008-20G 1
5.870%, 7/1/28	28,431	29,225
Verdelite Static CLO Ltd.,
Series 2024-1A A
6.424%, 7/20/32(l)§	600,000	600,535
Verizon Master Trust,
Series 2024-1 A1A
5.000%, 12/20/28	1,150,000	1,158,011
Vibrant CLO XR Ltd.,
Series 2018-10RA A1
6.982%, 4/20/36(l)§	500,000	502,657
VOLT C LLC,
Series 2021-NPL9 A1
4.992%, 5/25/51(e)§	238,435	236,136
VOLT XCIX LLC,
Series 2021-NPL8 A1
5.116%, 4/25/51(e)§	150,407	149,208
VOLT XCVI LLC,
Series 2021-NPL5 A1
5.116%, 3/27/51(e)§	218,428	216,133
Voya CLO Ltd.,
Series 2013-1A A1AR
6.773%, 10/15/30(l)§	96,464	96,577
Series 2014-1A AAR2
6.531%, 4/18/31(l)§	118,716	118,805
Series 2021-1A X
6.313%, 7/15/34(l)§	29,167	29,163
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§	568,247	526,251
Warwick Capital CLO 4 Ltd.,
Series 2024-4A A1
6.588%, 7/20/37(l)§	500,000	500,445
Whitebox CLO I Ltd.,
Series 2019-1A BRR
7.091%, 7/24/36(l)§	250,000	250,250
Whitebox CLO II Ltd.,
Series 2020-2A BR
7.295%, 10/24/34(l)§	310,000	310,513

Total Asset-Backed Securities		82,145,983

Collateralized Mortgage Obligations (8.1%)
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35	2,080,171	1,303,337
Series 2006-OA22 A1
5.289%, 2/25/47(l)	22,206	21,370
Series 2006-OA6 1A2
5.389%, 7/25/46(l)	14,507	12,924
Series 2007-OH1 A1D
5.179%, 4/25/47(l)	23,147	19,539
American Home Mortgage Investment Trust,
Series 2006-3 11A1
5.329%, 12/25/46(l)	458,696	378,073
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,000,000	2,879,950
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1
4.550%, 7/25/52(e)§	126,743	125,718
BDS LLC,
Series 2022-FL12 A
7.101%, 8/19/38(l)§	99,999	100,249
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.795%, 7/25/36(l)	975,204	601,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Bear Stearns ARM Trust,
Series 2004-8 11A2
7.098%, 11/25/34(l)		$99,296	$93,740
Series 2005-1 2A1
4.863%, 3/25/35(l)		72,492	66,188
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		470,283	428,509
Series 2024-7 A11
6.580%, 6/25/55(l)§		575,621	573,445
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,544,993	675,984
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		219,303	214,092
Series 2005-24 A1
5.500%, 11/25/35		278,756	150,132
Series 2006-9 A10
6.000%, 5/25/36		2,633,061	1,255,510
Citigroup Mortgage Loan Trust,
Series 2024-1 A11
6.630%, 7/25/54(l)§		480,110	480,187
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	99,585
Series 2020-3 A3
2.380%, 4/27/65(l)§		7,618	7,368
CSMC Trust,
Series 2021-JR1 A1
5.465%, 9/27/66(l)§		139,281	138,793
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5
5.369%, 6/25/37(l)		498,915	427,491
Eurohome UK Mortgages plc,
Series 2007-1 A
5.229%, 6/15/44(l)(m)	GBP	72,434	96,126
EuroMASTR plc,
Series 2007-1V A2
5.279%, 6/15/40(l)(m)		119,836	154,259
Eurosail-UK plc,
Series 2007-4X A3
6.031%, 6/13/45(l)(m)		260,304	346,447
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$468,341	488,870
Series 375 C1
2.500%, 1/25/51 IO		4,820,565	727,308
Series 4438 B
3.000%, 10/15/43		117,489	114,373
Series 4790 F
5.647%, 10/15/43(l)		214,818	209,626
Series 4989 FA
5.816%, 8/15/40(l)		148,483	146,903
Series 4989 FB
5.816%, 10/15/40(l)		107,636	106,495
Series 5004 LS
0.755%, 7/25/50 IO(l)		3,024,213	441,352
FHLMC STACR REMIC Trust,
Series 2021-HQA2 M2
7.330%, 12/25/33(l)§		1,835,054	1,871,615
Series 2024-HQA1 M1
6.530%, 3/25/44(l)§		1,830,832	1,833,660
FHRC, Inc.,
6.000%, 10/25/54		700,000	699,563
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		671,503	234,122
FNMA,
Series 2011-86 NF
5.945%, 9/25/41(l)		65,814	65,688
Series 2015-11 A
3.000%, 5/25/34		233,466	228,956
Series 2020-77 S
3.861%, 11/25/50 IO(l)		6,762,074	396,897
Series 2021-95 LZ
3.000%, 1/25/52		5,423,960	3,793,972
Series 426 C57
3.000%, 3/25/52 IO		3,928,883	686,211
Series 437 C11
3.000%, 7/25/52 IO		92,052	16,498
Series 437 C8
2.500%, 6/25/52 IO		4,353,815	679,949
Formentera Issuer plc,
Series 2022-1 A
5.792%, 7/28/47(l)(m)	GBP	312,387	417,787
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		$500,000	460,581
Series 2022-INV2 A5
3.000%, 4/25/52(l)§		518,346	453,452
Series 2022-NQM4 A1
5.269%, 8/25/67(e)§		129,982	129,310
GNMA,
Series 2012-74 LF
5.475%, 6/20/42(l)		499,001	494,499
Series 2013-116 LS
1.075%, 8/20/43 IO(l)		714,133	84,571
Series 2013-26 MS
1.175%, 2/20/43 IO(l)		684,930	83,827
Series 2014-20 TS
1.025%, 2/20/44 IO(l)		654,575	77,223
Series 2015-H15 FC
6.047%, 6/20/65(l)		166,079	165,710
Series 2015-H16 FM
6.067%, 7/20/65(l)		254,353	253,895
Series 2015-H18 FB
6.067%, 7/20/65(l)		125,124	124,922
Series 2015-H19 FK
6.067%, 8/20/65(l)		259,246	258,723
Series 2015-H20 FB
6.067%, 8/20/65(l)		144,818	144,561
Series 2015-H20 FC
6.087%, 8/20/65(l)		701,574	700,589
Series 2015-H22 FC
6.067%, 9/20/65(l)		331,913	331,297
Series 2015-H29 FA
6.167%, 10/20/65(l)		355	355
Series 2016-H11 F
6.267%, 5/20/66(l)		163,938	164,063
Series 2016-H14 FA
6.267%, 6/20/66(l)		151,868	151,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2016-H15 FA
6.267%, 7/20/66(l)		$146,673	$146,783
Series 2016-H23 F
6.217%, 10/20/66(l)		141,120	142,019
Series 2020-129 IW
2.500%, 9/20/50 IO		4,783,877	685,543
Series 2020-173 MI
2.500%, 11/20/50 IO		4,945,340	704,657
Series 2021-16 KI
2.500%, 1/20/51 IO		4,476,649	632,722
Series 2021-160 TI
3.000%, 9/20/51 IO		4,699,594	784,712
Series 2021-165 ID
3.000%, 9/20/51 IO		2,789,727	460,045
Series 2021-223 EZ
3.000%, 12/20/51		4,909,694	3,735,045
Series 2021-30 KI
3.000%, 2/20/51 IO		3,965,255	644,663
Series 2021-57 IA
2.500%, 12/20/50 IO		4,259,739	599,606
Series 2021-58 IY
3.000%, 2/20/51 IO		95,821	15,366
Series 2021-78 IP
3.000%, 5/20/51 IO		106,143	16,966
Series 2021-81 IM
3.500%, 5/20/51 IO		4,333,756	830,072
Series 2021-83 PI
3.000%, 5/20/51 IO		88,522	14,150
Series 2021-97 LI
3.000%, 8/20/50 IO		158,902	25,507
Series 2022-78
3.000%, 8/20/51 IO		73,501	11,987
Series 2022-85 IK
3.000%, 5/20/51 IO		75,172	12,053
Series 2022-H02 FN
5.845%, 1/20/72(l)		266,470	261,807
Series 2022-H22 EF
6.095%, 10/20/72(l)		241,873	241,118
Series 2022-H25 FA
6.485%, 11/20/72(l)		503,396	511,643
Series 2022-H26 DF
6.365%, 12/20/72(l)		304,370	307,801
Series 2023-19
2.500%, 2/20/51 IO		4,591,044	645,509
Series 2023-H01 FA
6.145%, 1/20/73(l)		400,583	400,581
Series 2023-H02 FA
6.245%, 1/20/73(l)		298,898	293,482
Series 2023-H02 FB
6.245%, 1/20/73(l)		1,003,841	1,008,112
Series 2023-H03 FA
6.215%, 2/20/73(l)		200,646	201,397
Series 2023-H28 F
6.395%, 12/20/73(l)		400,349	405,018
Series 2023-H28 GF
6.245%, 12/20/73(l)		821,497	826,397
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
5.230%, 6/18/39(l)(m)		36,716	36,583
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4
4.000%, 5/25/62(l)§		73,732	69,112
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.202%, 9/25/35(l)		17,960	17,168
Series 2006-AR2 2A1
4.393%, 4/25/36(l)		37,939	25,350
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
4.724%, 1/19/35(l)		131,002	115,851
HIG RCP LLC,
Series 2023-FL1 A
7.371%, 9/19/38(l)§		55,993	56,098
Homeward Opportunities Fund Trust,
Series 2022-1 A1
5.082%, 7/25/67(e)§		132,095	131,609
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
4.135%, 6/25/37(l)		1	1
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
5.509%, 2/25/37(l)		826,748	536,804
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36(l)§		1,022,769	546,382
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		661,898	296,225
Series 2006-A3 6A1
5.229%, 8/25/34(l)		7,324	7,246
Series 2007-A1 3A3
5.546%, 7/25/35(l)		14,788	14,126
Series 2021-7 A3
2.500%, 11/25/51(l)§		541,588	456,288
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		1,098,683	925,091
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§		573,383	515,397
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§		257,000	178,666
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§		126,011	104,744
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		473,245	479,937
Lehman Mortgage Trust,
Series 2007-1 1A2
5.750%, 2/25/37		707,422	709,560
Ludgate Funding plc,
Series 2007-1 A2A
5.293%, 1/1/61(l)(m)	GBP	62,592	81,513
Series 2008-W1X A1
5.733%, 1/1/61(l)(m)		154,954	204,507
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$31,448	33,158
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
6.626%, 12/25/32(l)		3,413	3,335
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
5.655%, 4/16/36(l)§		145,547	140,734
MortgageIT Trust,
Series 2005-4 A1
5.529%, 10/25/35(l)		51,850	51,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		$158,111	$151,806
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		227,633	220,697
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36(l)		3,017,377	854,070
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,268,341	641,062
OBX Trust,
Series 2024-NQM12 A1
5.475%, 7/25/64(e)§		788,886	794,832
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		129,073	128,917
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		325,143	329,949
RALI Trust,
Series 2006-QO3 A1
5.389%, 4/25/46(l)		3,614,135	933,584
Series 2007-QS6 A29
6.000%, 4/25/37		971,061	802,043
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.407%, 10/25/39(l)§		483,678	485,489
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
5.309%, 6/25/35(l)§		21,222	20,030
Series 2006-R1 AF1
5.309%, 1/25/36(l)§		66,954	62,101
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,867,326	1,075,184
Series 2006-A9CB A7
6.000%, 9/25/36		3,847,933	1,233,022
Resloc UK plc,
Series 2007-1X A3B
5.239%, 12/15/43(l)(m)	GBP	65,757	85,995
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$346,424	272,809
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,335,235
Ripon Mortgages plc,
Series 1RA A
5.672%, 8/28/56(l)§		1,232,563	1,647,707
Sequoia Mortgage Trust,
Series 10 2A1
5.835%, 10/20/27(l)		$521	508
Series 2003-4 2A1
5.775%, 7/20/33(l)		3,509	3,465
Series 6 A
5.719%, 4/19/27(l)		21,694	21,065
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,383,258
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,212,655
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
5.748%, 4/25/34(l)		73,239	73,014
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
5.579%, 7/19/35(l)		16,921	15,810
Series 2006-AR6 1A3
5.349%, 7/25/46(l)		506,714	399,080
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
5.923%, 7/20/53(l)§	GBP	470,974	631,160
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§		$1,500,000	1,345,051
Series 2022-1 A1
3.750%, 7/25/62(l)§		304,421	290,577
Uropa Securities plc,
Series 2007-1 A3A
5.325%, 10/10/40(l)(m)	GBP	293,650	385,800
UWM Mortgage Trust,
Series 2021-INV2 A9
5.000%, 9/25/51(l)§		$647,116	607,501
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		573,495	536,153
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§		1,000,000	837,649
Series 2023-1 A1
5.850%, 12/25/67(e)§		381,799	383,753
Series 2024-1 A1
5.712%, 1/25/69(e)§		864,958	872,510

Total Collateralized Mortgage Obligations			69,264,827

Commercial Mortgage-Backed Securities (5.5%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.280%, 8/10/35(l)§		100,000	96,881
Series 2015-1211 D
4.280%, 8/10/35(l)§		100,000	94,953
20 Times Square Trust,
Series 2018-20TS B
3.203%, 5/15/35(l)§		268,000	230,893
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§		1,000,000	4,379
280 Park Avenue Mortgage Trust,
Series 2017-280P D
6.954%, 9/15/34(l)§		200,000	187,011
ACREC LLC,
Series 2023-FL2 A
7.327%, 2/19/38(l)§		99,938	100,249
Alen Mortgage Trust,
Series 2021-ACEN A
6.361%, 4/15/34(l)§		13,000	11,766
Series 2021-ACEN D
8.311%, 4/15/34(l)§		100,000	68,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§	$100,000	$79,109
Series 2020-MF1 E
1.750%, 5/15/53§	100,000	76,154
ARES Commercial Mortgage Trust,
Series 2024-IND A
6.788%, 7/15/41(l)§	104,000	104,130
Ashford Hospitality Trust,
Series 2018-ASHF D
7.369%, 4/15/35(l)§	16,000	15,717
Series 2018-KEYS A
6.394%, 6/15/35(l)§	37,439	37,147
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
7.344%, 12/15/36(l)§	190,000	177,154
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
6.144%, 11/15/33(l)§	100,000	99,863
Series 2017-SCH CL
6.644%, 11/15/32(l)§	100,000	99,812
Series 2017-SCH DL
7.144%, 11/15/32(l)§	100,000	99,809
Series 2021-JACX A
6.261%, 9/15/38(l)§	800,000	766,054
BAMLL Trust,
Series 2024-BHP A
7.447%, 8/15/39(l)§	130,000	130,404
BANK,
Series 2017-BNK6 XA
0.903%, 7/15/60 IO(l)	2,731,294	47,724
Series 2018-BN10 XA
0.833%, 2/15/61 IO(l)	3,504,632	66,559
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	218,884
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	277,040
Series 2019-BN20 XB
0.465%, 9/15/62 IO(l)	530,000	8,449
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	19,222
Series 2020-BN30 XB
0.826%, 12/15/53 IO(l)	5,331,000	198,151
Series 2021-BN33 XB
0.595%, 5/15/64 IO(l)	4,550,000	129,742
Series 2022-BNK40 A4
3.506%, 3/15/64(l)	600,000	555,725
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C
4.985%, 7/15/49(l)	250,000	238,312
Series 2017-BNK3 XB
0.733%, 2/15/50 IO(l)	1,000,000	12,265
BANK5,
Series 2024-5YR8 XA
1.127%, 8/15/57 IO(l)	6,262,311	236,961
BANK5 Trust,
Series 2024-5YR6 A3
6.225%, 5/15/57	80,000	85,100
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	881,948
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	92,862
Series 2018-TALL A
6.016%, 3/15/37(l)§	15,000	14,176
Series 2021-C9 XA
1.718%, 2/15/54 IO(l)	2,633,361	191,138
Series 2024-5C29 A3
5.208%, 9/15/57	240,000	245,658
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	46,168	44,198
Series 2015-SRCH XA
1.031%, 8/10/35 IO(l)§	879,913	16,473
Series 2021-C10 XA
1.337%, 7/15/54 IO(l)	3,402,819	199,240
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§	2,277,000	1,376
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	700,000	676,832
Series 2019-B9 XA
1.181%, 3/15/52 IO(l)	941,425	34,626
Series 2020-B16 XA
0.922%, 2/15/53 IO(l)	3,919,364	153,499
Series 2020-B17 XB
0.651%, 3/15/53 IO(l)	1,000,000	20,843
Series 2020-IG3 XA
0.812%, 9/15/48 IO(l)§	6,543,802	93,345
Series 2021-B23 XA
1.368%, 2/15/54 IO(l)	985,442	53,089
Series 2021-B24 XA
1.259%, 3/15/54 IO(l)	1,150,829	55,879
Series 2021-B27 XA
1.370%, 7/15/54 IO(l)	3,644,155	207,781
Series 2024-V10 A3
5.277%, 10/15/29	250,000	255,987
Series 2024-V8 A1
5.514%, 7/15/57	242,226	246,532
Series 2024-V9 A3
5.602%, 8/15/57	241,000	249,862
BFLD Mortgage Trust,
Series 2024-VICT A
6.987%, 7/15/41(l)§	36,000	36,000
BFLD Trust,
Series 2020-EYP A
6.361%, 10/15/35(l)§	700,000	551,284
BIG Commercial Mortgage Trust,
Series 2022-BIG A
6.438%, 2/15/39(l)§	575,147	567,868
BMO Mortgage Trust,
Series 2023-C5 XA
0.946%, 6/15/56 IO(l)	386,347	19,092
Series 2024-5C5 A3
5.857%, 2/15/57	15,000	15,720
Series 2024-5C6 A3
5.316%, 9/15/57	15,000	15,387
BPR Trust,
Series 2021-TY A
6.261%, 9/15/38(l)§	243,000	240,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
BSST Mortgage Trust,
Series 2021-SSCP A
5.961%, 4/15/36(l)§		$385,669	$382,056
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§		100,000	96,858
Series 2013-1515 C
3.446%, 3/10/33§		100,000	92,360
Series 2021-1450 A
6.461%, 9/15/36(l)§		700,000	667,804
BX Commercial Mortgage Trust,
Series 2020-VIV3 B
3.662%, 3/9/44(l)§		120,000	110,546
Series 2021-CIP A
6.132%, 12/15/38(l)§		238,165	236,568
Series 2021-VINO D
6.564%, 5/15/38(l)§		144,190	142,569
Series 2021-VOLT E
7.211%, 9/15/36(l)§		247,000	245,149
Series 2021-XL2 A
5.900%, 10/15/38(l)§		538,350	534,090
Series 2022-AHP A
6.087%, 1/17/39(l)§		600,000	594,006
Series 2022-LP2 A
6.109%, 2/15/39(l)§		151,847	151,025
Series 2024-AIRC A
6.788%, 8/15/39(l)§		264,000	264,330
Series 2024-KING A
6.638%, 5/15/34(l)§		100,000	99,969
Series 2024-MDHS A
6.738%, 5/15/41(l)§		208,110	208,370
BX Trust,
Series 2019-OC11 E
4.075%, 12/9/41(l)§		325,000	290,931
Series 2021-VIEW D
8.111%, 6/15/36(l)§		120,000	114,909
Series 2022-FOX2 A2
5.846%, 4/15/39(l)§		800,758	786,763
Series 2022-GPA A
7.262%, 8/15/39(l)§		225,738	225,738
Series 2022-GPA XCP
1.029%, 8/9/24 IO(l)§		1,311,000	1
Series 2022-VAMF B
6.377%, 1/15/39(l)§		17,000	16,841
Series 2023-DELC A
7.787%, 5/15/38(l)§		100,000	100,375
Series 2024-PALM A
6.638%, 6/15/37(l)§		104,000	103,967
Series 2024-VLT4 A
6.588%, 7/15/29(l)§		200,000	200,000
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§		30,000	25,909
Series 2017-GM D
3.539%, 6/13/39(l)§		80,000	74,725
Series 2021-601L D
2.868%, 1/15/44(l)§		102,000	74,686
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
7.144%, 12/15/37(l)§		100,000	99,875
Cassia SRL,
Series 2022-1A A
6.038%, 5/22/34(l)§	EUR	248,168	276,683
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50		$10,000	9,493
CENT Trust,
Series 2023-CITY A
7.717%, 9/15/38(l)§		98,000	98,245
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48		10,000	9,879
Series 2016-C4 XA
1.727%, 5/10/58 IO(l)		490,275	7,244
Series 2016-C4 XB
0.849%, 5/10/58 IO(l)		110,000	1,019
Series 2017-C8 B
4.199%, 6/15/50(l)		37,000	34,297
Citigroup Commercial Mortgage Trust,
Series 2013-375P A
3.251%, 5/10/35§		458,134	445,930
Series 2015-GC27 B
3.772%, 2/10/48		20,000	19,799
Series 2020-420K D
3.422%, 11/10/42(l)§		150,000	130,968
Series 2020-420K X
0.912%, 11/10/42 IO(l)§		1,000,000	40,890
Series 2021-KEYS A
6.391%, 10/15/36(l)§		700,000	694,319
COAST Commercial Mortgage Trust,
Series 2023-2HTL A
7.688%, 8/15/36(l)§		108,000	107,933
Series 2023-2HTL D
9.536%, 8/15/36(l)§		100,000	99,344
Commercial Mortgage Trust,
Series 2014-UBS5 B
4.514%, 9/10/47(l)		130,000	126,279
Series 2015-3BP B
3.346%, 2/10/35(l)§		300,000	278,540
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§		1,287,000	2
Series 2015-CR22 XA
0.944%, 3/10/48 IO(l)		2,142,532	1,792
Series 2015-CR24 B
4.495%, 8/10/48(l)		65,000	63,288
Series 2015-CR26 ASB
3.373%, 10/10/48		315,421	312,920
Series 2015-DC1 XA
1.070%, 2/10/48 IO(l)		2,143,321	53
Series 2016-COR1 ASB
2.972%, 10/10/49		403,707	397,712
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§		50,000	2,676
Series 2024-WCL1 A
6.924%, 6/15/41(l)§		90,000	89,635
Series 2024-WCL1 B
7.673%, 6/15/41(l)§		27,000	26,857
CONE Trust,
Series 2024-DFW1 A
6.738%, 8/15/41(l)§		30,000	30,000
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.355%, 4/15/50(l)		300,000	265,214
Series 2015-C1 XA
0.870%, 4/15/50 IO(l)		2,439,465	2,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-C4 D
3.706%, 11/15/48(l)	$70,000	$63,654
Series 2016-C5 B
4.463%, 11/15/48(l)	30,000	29,071
Series 2016-C5 C
4.795%, 11/15/48(l)	50,000	47,035
Series 2017-CX10 XB
0.322%, 11/15/50 IO(l)	1,000,000	7,492
Series 2018-C14 C
5.040%, 11/15/51(l)	250,000	216,890
Series 2018-CX12 C
4.876%, 8/15/51(l)	58,000	48,427
Series 2019-C16 XA
1.697%, 6/15/52 IO(l)	960,374	51,575
Series 2019-C17 XA
1.462%, 9/15/52 IO(l)	4,634,291	235,045
Series 2019-C17 XB
0.675%, 9/15/52 IO(l)	1,000,000	22,957
Series 2019-C18 D
2.500%, 12/15/52§	170,000	131,027
CSMC Trust,
Series 2017-PFHP A
6.094%, 12/15/30(l)§	50,000	48,393
Series 2017-TIME A
3.646%, 11/13/39§	100,000	83,308
Series 2020-NET A
2.257%, 8/15/37§	151,023	145,460
Series 2020-NET D
3.828%, 8/15/37(l)§	200,000	190,646
Series 2021-ADV A
6.611%, 7/15/38(l)§	800,000	713,286
Series 2021-B33 A1
3.053%, 10/10/43§	100,000	92,852
Series 2021-B33 A2
3.167%, 10/10/43§	190,000	168,373
DBCG Mortgage Trust,
Series 2017-BBG A
8.500%, 6/15/34(l)§	155,929	156,202
DBGS Mortgage Trust,
Series 2018-5BP B
6.174%, 6/15/33(l)§	100,000	87,905
Series 2019-1735 X
0.431%, 4/10/37 IO(l)§	1,365,000	16,807
Series 2024-SBL A
6.979%, 8/15/34(l)§	11,000	10,944
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	19,491
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	6,983
DBUBS Mortgage Trust,
Series 2017-BRBK D
3.648%, 10/10/34(l)§	100,000	98,870
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	886,689
ELM Trust,
Series 2024-ELM A10
5.994%, 6/10/39(l)§	44,000	44,816
Series 2024-ELM A15
5.994%, 6/10/39(l)§	44,000	44,914
Series 2024-ELM XP10
0.242%, 6/10/39 IO(l)§	1,000,000	3,775
EQT Trust,
Series 2024-EXTR A
5.331%, 7/5/41(l)§	18,000	18,375
EQUS Mortgage Trust,
Series 2021-EQAZ A
5.966%, 10/15/38(l)§	499,990	495,931
Extended Stay America Trust,
Series 2021-ESH A
6.291%, 7/15/38(l)§	2,085,023	2,081,116
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	188,000	185,360
Series K120 X1
1.128%, 10/25/30 IO(l)	2,436,689	120,659
Series K121 X1
1.115%, 10/25/30 IO(l)	117,543	5,739
Series KJ48 A2
5.028%, 10/25/31	25,000	25,899
Series KL05 X1P
1.024%, 6/25/29 IO(l)	662,000	25,120
Series KL06 XFX
1.467%, 12/25/29 IO(l)	170,000	8,479
FNMA ACES,
Series 2020-M15 X1
1.556%, 9/25/31 IO(l)	3,350,302	218,781
Series 2022-M4 A1X
2.548%, 5/25/30(l)	1,454,534	1,364,637
FS Rialto Issuer LLC,
Series 2022-FL7 A
7.994%, 10/19/39(l)§	100,000	100,404
GCT Commercial Mortgage Trust,
Series 2021-GCT C
6.911%, 2/15/38(l)§	120,000	12,953
GNMA,
Series 2013-30
0.520%, 9/16/53 IO(l)	37,103	443
Series 2016-96
0.770%, 12/16/57 IO(l)	30,311	1,110
Series 2021-143
0.967%, 10/16/63 IO(l)	7,048,191	503,496
Series 2021-20
1.149%, 8/16/62 IO(l)	5,270,013	423,756
Series 2021-208
0.758%, 6/16/64 IO(l)	8,339,063	467,205
Series 2021-22
0.975%, 5/16/63 IO(l)	6,283,762	442,096
Series 2021-52
0.721%, 4/16/63 IO(l)	6,301,304	338,095
Series 2021-71
0.863%, 10/16/62 IO(l)	7,002,101	453,951
Series 2022-49
0.762%, 3/16/64 IO(l)	8,156,357	465,712
Series 2023-118 BA
3.747%, 5/16/65(l)	14,903	13,883
Series 2023-50 AC
3.250%, 9/16/63(l)	11,771	10,497
Grace Trust,
Series 2020-GRCE D
2.769%, 12/10/40(l)§	142,000	116,340
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	49,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	$84,854	$71,915
Series 2018-TWR D
6.994%, 7/15/31(l)§	110,000	22,063
Series 2022-AGSS A
7.788%, 11/15/27(l)§	101,968	102,127
Series 2022-ECI A
7.291%, 8/15/39(l)§	100,000	100,031
Series 2023-FUN A
7.188%, 3/15/28(l)§	100,000	100,187
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	6,863	6,694
Series 2015-GC28 XA
1.055%, 2/10/48 IO(l)	1,196,346	1,870
Series 2015-GC32 C
4.547%, 7/10/48(l)	10,000	9,678
Series 2015-GS1 XA
0.900%, 11/10/48 IO(l)	1,788,413	10,293
Series 2016-GS3 XA
1.308%, 10/10/49 IO(l)	274,533	4,491
Series 2017-GS7 XA
1.222%, 8/10/50 IO(l)	2,357,345	48,873
Series 2019-GSA1 XA
0.929%, 11/10/52 IO(l)	1,141,963	36,905
Series 2020-GC45 XA
0.770%, 2/13/53 IO(l)	3,260,922	92,191
GWT,
Series 2024-WLF2 A
6.788%, 5/15/41(l)§	366,000	366,001
HILT Commercial Mortgage Trust,
Series 2024-ORL D
8.285%, 5/15/37(l)§	100,000	99,251
HIT Trust,
Series 2022-HI32 A
7.488%, 7/9/25(l)§	9,691	9,716
HLTN Commercial Mortgage Trust,
Series 2024-DPLO A
6.738%, 6/15/41(l)§	24,000	23,955
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	70,000	51,256
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A
7.342%, 10/15/39(l)§	100,000	99,906
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	295,725
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	2,971
Series 2018-AON A
4.128%, 7/5/31§	23,000	21,116
Series 2018-PHH A
6.354%, 6/15/35(l)§	106,599	93,967
Series 2020-609M D
8.231%, 10/15/33(l)§	130,000	113,304
Series 2020-ACE C
3.817%, 1/10/37(l)§	187,000	185,199
Series 2020-LOOP E
3.990%, 12/5/38(l)§	181,000	28,454
Series 2021-MHC A
6.261%, 4/15/38(l)§	9,449	9,428
Series 2021-MHC D
7.161%, 4/15/38(l)§	90,000	89,551
Series 2022-DATA A
4.046%, 6/10/42(l)§	600,000	563,486
Series 2022-NLP A
5.693%, 4/15/37(l)§	244,070	237,365
Series 2022-NXSS A
7.276%, 9/15/39(l)§	130,000	130,000
Series 2022-OPO D
3.565%, 1/5/39(l)§	100,000	76,911
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
4.214%, 9/15/47(l)§	265,000	230,129
Series 2014-C25 XA
0.897%, 11/15/47 IO(l)	1,486,567	2,377
Series 2015-C32 XA
1.244%, 11/15/48 IO(l)	1,275,683	6,191
Series 2015-C33 D1
4.290%, 12/15/48(l)§	100,000	88,385
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.850%, 7/15/50(l)	350,000	274,653
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	18,778
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.625%, 6/15/49 IO(l)	1,244,002	18,360
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	23,284
Series 2020-COR7 XA
1.758%, 5/13/53 IO(l)	2,492,850	146,219
JW Commercial Mortgage Trust,
Series 2024-MRCO A
6.704%, 6/15/39(l)§	32,000	31,940
Series 2024-MRCO D
8.272%, 6/15/39(l)§	24,000	23,851
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	538,122
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA
1.312%, 2/15/36 IO(l)§	900,564	28,819
LBA Trust,
Series 2024-BOLT A
6.688%, 6/15/26(l)§	140,000	140,000
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	270,737
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.989%, 3/10/50 IO(l)§	2,097,674	29,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
MCR Mortgage Trust,
Series 2024-TWA A
5.924%, 6/12/39§	$33,000	$33,756
Series 2024-TWA XA
0.920%, 6/12/39 IO§	178,000	3,340
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.047%, 7/15/36(l)§	118,952	118,324
MHC Trust,
Series 2021-MHC2 A
6.061%, 5/15/38(l)§	235,834	234,803
MIRA Trust,
Series 2023-MILE A
6.755%, 6/10/38§	100,000	105,363
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 XA
1.312%, 2/15/48 IO(l)	1,512,262	45
Series 2015-C27 ASB
3.557%, 12/15/47	67,401	66,966
Series 2016-C31 ASB
2.952%, 11/15/49	334,908	330,189
Series 2016-C31 C
4.399%, 11/15/49(l)	215,000	180,725
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	187,104
Series 2017-H1 XD
2.299%, 6/15/50 IO(l)§	300,000	14,463
Series 2018-MP A
4.419%, 7/11/40(l)§	219,000	199,901
Series 2019-H6 XB
0.857%, 6/15/52 IO(l)	1,000,000	28,688
Series 2019-L2 XA
1.169%, 3/15/52 IO(l)	2,736,651	95,286
Series 2019-L3 XA
0.728%, 11/15/52 IO(l)	4,235,282	113,730
Series 2020-L4 B
3.082%, 2/15/53	207,000	178,940
Series 2024-NSTB A
3.900%, 7/20/32(l)§	241,000	232,528
MSC Trust,
Series 2021-ILP D
6.788%, 11/15/36(l)§	365,790	361,451
MSWF Commercial Mortgage Trust,
Series 2023-2 XA
1.141%, 12/15/56 IO(l)	999,365	64,837
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A
4.404%, 6/17/38§	100,000	95,265
Series 2021-APPL A
6.311%, 8/15/38(l)§	700,000	662,171
New Orleans Hotel Trust,
Series 2019-HNLA A
6.133%, 4/15/32(l)§	400,000	393,630
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.306%, 11/15/38(l)§	1,100,000	1,068,421
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	8,494
One Market Plaza Trust,
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§	830,825	1
Series 2017-1MKT XNCP
0.219%, 2/10/32 IO(l)§	166,165	320
ONE Mortgage Trust,
Series 2021-PARK A
5.911%, 3/15/36(l)§	600,000	584,636
PFP Ltd.,
Series 2022-9 A
7.371%, 8/19/35(l)§	98,215	98,522
PGA Trust,
Series 2024-RSR2 A
6.987%, 6/15/39(l)§	27,000	26,890
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.169%, 11/25/36(l)§	309,087	307,775
Series 2022-FL9 A
7.322%, 6/25/37(l)§	11,055	11,086
Series 2023-FL11 A
7.229%, 10/25/39(l)§	41,962	42,015
RIAL Issuer Ltd.,
Series 2022-FL8 A
7.347%, 1/19/37(l)§	203,000	202,874
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.593%, 9/15/39(l)§	30,000	25,496
Soho Trust,
Series 2021-SOHO B
2.786%, 8/10/38(l)§	371,000	215,266
SREIT Trust,
Series 2021-MFP D
6.789%, 11/15/38(l)§	351,169	348,213
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A
7.283%, 5/15/37(l)§	136,000	136,339
TPGI Trust,
Series 2021-DGWD D
6.714%, 6/15/26(l)§	109,632	109,393
UBS Commercial Mortgage Trust,
Series 2018-C12 B
4.787%, 8/15/51(l)	75,000	69,652
Series 2018-C8 C
4.839%, 2/15/51(l)	226,000	204,399
Series 2019-C17 XA
1.578%, 10/15/52 IO(l)	930,227	50,760
Series 2019-C18 XA
1.126%, 12/15/52 IO(l)	947,708	36,828
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	244,464	235,378
VNDO Trust,
Series 2016-350P D
4.033%, 1/10/35(l)§	100,000	94,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48	$150,000	$127,710
Series 2015-C27 XA
0.923%, 2/15/48 IO(l)	2,411,729	4,907
Series 2015-LC20 C
4.056%, 4/15/50(l)	219,000	204,973
Series 2015-NXS1 XA
1.116%, 5/15/48 IO(l)	1,553,061	1,937
Series 2015-NXS2 XA
0.721%, 7/15/58 IO(l)	3,147,110	10,361
Series 2016-BNK1 XD
1.384%, 8/15/49 IO(l)§	1,000,000	18,928
Series 2016-C32 A3FL
6.617%, 1/15/59(l)	32,141	32,259
Series 2016-C33 XA
1.723%, 3/15/59 IO(l)	870,787	13,593
Series 2016-C34 A3FL
6.237%, 6/15/49(l)§	30,000	29,606
Series 2017-C38 XA
1.057%, 7/15/50 IO(l)	2,194,235	41,524
Series 2017-C39 XA
1.226%, 9/15/50 IO(l)	2,136,913	47,577
Series 2018-1745 A
3.874%, 6/15/36(l)§	600,000	541,550
Series 2018-C46 B
4.633%, 8/15/51	24,000	22,371
Series 2019-C49 B
4.546%, 3/15/52	90,000	86,621
Series 2019-C50 B
4.192%, 5/15/52	150,000	139,770
Series 2019-C50 XA
1.571%, 5/15/52 IO(l)	823,834	41,390
Series 2019-JWDR C
3.139%, 9/15/31(l)§	241,000	231,378
Series 2020-C55 AS
2.937%, 2/15/53	207,000	181,846
Series 2020-C55 XA
1.418%, 2/15/53 IO(l)	3,992,682	212,165
Series 2020-C56 XA
1.508%, 6/15/53 IO(l)	3,618,492	193,596
Series 2021-C59 XA
1.640%, 4/15/54 IO(l)	2,957,511	200,955
Series 2021-FCMT D
8.711%, 5/15/31(l)§	110,000	106,153
Series 2024-BPRC B
6.215%, 7/15/43§	47,000	49,102
Series 2024-BPRC C
6.432%, 7/15/43§	30,000	31,029
Series 2024-BPRC D
7.082%, 7/15/43§	10,000	10,180
Series 2024-BPRC X
0.312%, 7/15/43 IO(l)§	369,000	3,694
WFRBS Commercial Mortgage Trust,
Series 2014-C24 A5
3.607%, 11/15/47	175,414	174,888
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A
7.886%, 11/15/27(l)§	100,000	100,312
Series 2022-WMRK B
8.533%, 11/15/27(l)§	100,000	100,281

Total Commercial Mortgage- Backed Securities		46,407,807

Corporate Bonds (26.3%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27	100,000	99,000
4.250%, 3/1/27(x)	150,000	150,314
4.100%, 2/15/28(x)	120,000	119,524
4.300%, 2/15/30	130,000	129,871
5.400%, 2/15/34	253,000	264,632
3.800%, 12/1/57	513,000	388,048
3.650%, 9/15/59	191,000	138,171
3.850%, 6/1/60	214,000	161,423
Bell Canada (The)
5.200%, 2/15/34	100,000	102,629
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	498,533
Verizon Communications, Inc.
0.850%, 11/20/25	50,000	48,065
1.450%, 3/20/26	40,000	38,372
4.125%, 3/16/27(x)	150,000	149,682
2.100%, 3/22/28	60,000	55,884
4.329%, 9/21/28(x)	118,000	118,439
1.680%, 10/30/30	72,000	61,482
1.750%, 1/20/31	148,000	126,296
2.550%, 3/21/31	324,000	288,797
2.355%, 3/15/32(x)	735,000	631,482
4.780%, 2/15/35§	167,000	166,302

		3,736,946

Entertainment (0.1%)
Netflix, Inc.
4.900%, 8/15/34	40,000	41,195
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	50,000	50,901
Walt Disney Co. (The)
3.800%, 3/22/30	250,000	245,288
Warnermedia Holdings, Inc.
6.412%, 3/15/26	130,000	129,970
4.279%, 3/15/32(x)	100,000	88,777

		556,131

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.600%, 5/15/28	100,000	102,405
4.750%, 8/15/34	455,000	463,509
4.650%, 8/15/62(x)	233,000	215,236
5.750%, 5/15/63	10,000	10,920
5.550%, 8/15/64	172,000	182,622

		974,692

Media (0.3%)
Charter Communications Operating LLC
6.550%, 6/1/34	150,000	155,813
3.700%, 4/1/51	309,000	196,663
3.850%, 4/1/61	900,000	549,567
Comcast Corp.
3.150%, 3/1/26	125,000	123,246
4.150%, 10/15/28	245,000	244,942
2.650%, 2/1/30	200,000	184,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
1.950%, 1/15/31(x)		$112,000	$96,970
5.500%, 11/15/32		20,000	21,395
2.887%, 11/1/51		33,000	22,051
2.937%, 11/1/56		106,000	69,275
2.650%, 8/15/62		129,000	75,893
2.987%, 11/1/63		178,000	112,576
Cox Communications, Inc.
3.500%, 8/15/27§		400,000	390,274
Fox Corp.
4.709%, 1/25/29		100,000	101,191
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	15,131
5.375%, 6/15/33		100,000	102,074
Paramount Global
2.900%, 1/15/27		100,000	95,577
4.950%, 1/15/31		200,000	188,316
5.850%, 9/1/43		46,000	39,766
5.250%, 4/1/44		15,000	11,975
4.900%, 8/15/44		11,000	8,492
4.600%, 1/15/45		17,000	12,555

			2,818,554

Wireless Telecommunication Services (0.5%)
Rogers Communications, Inc.
3.200%, 3/15/27		65,000	63,341
5.300%, 2/15/34		239,000	242,372
Sprint LLC
7.625%, 2/15/25		438,000	439,228
7.625%, 3/1/26		415,000	428,315
T-Mobile USA, Inc.
3.750%, 4/15/27		200,000	197,652
4.850%, 1/15/29(x)		475,000	484,096
3.875%, 4/15/30		1,570,000	1,526,307
3.500%, 4/15/31		80,000	75,150
5.050%, 7/15/33		139,000	142,104
5.150%, 4/15/34		269,000	276,606

			3,875,171

Total Communication Services			11,961,494

Consumer Discretionary (1.2%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	105,617

Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32		200,000	169,304
6.100%, 8/19/32		200,000	204,392
General Motors Co.
6.125%, 10/1/25		250,000	252,554
Hyundai Capital America
6.000%, 7/11/25§		300,000	303,063
(SOFR + 1.15%),
6.020%, 8/4/25(k)§		500,000	502,338
5.500%, 3/30/26§		300,000	304,350
5.950%, 9/21/26§		200,000	205,930
5.250%, 1/8/27§		300,000	305,306
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	507,520
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	400,000	431,947
4.810%, 9/17/30§		$700,000	661,041
Toyota Motor Corp.
5.123%, 7/13/33(x)		150,000	159,288

			4,007,033

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		100,000	87,203
Amazon.com, Inc.
5.200%, 12/3/25		100,000	101,195
1.000%, 5/12/26		50,000	47,803
3.300%, 4/13/27		100,000	98,620
3.150%, 8/22/27		50,000	49,068
1.650%, 5/12/28		50,000	46,264
1.500%, 6/3/30		85,000	74,167
2.100%, 5/12/31		50,000	44,205
3.600%, 4/13/32		100,000	96,627
4.250%, 8/22/57		87,000	78,683
4.100%, 4/13/62		248,000	214,468
eBay, Inc.
5.900%, 11/22/25		400,000	405,927
1.400%, 5/10/26		100,000	95,615

			1,439,845

Diversified Consumer Services (0.1%)
Wand NewCo 3, Inc.
7.625%, 1/30/32§		300,000	316,095

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29(x)		600,000	566,249
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	564,983
3.250%, 2/15/30		200,000	188,294
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	30,735
Las Vegas Sands Corp.
6.000%, 8/15/29		400,000	415,245
Marriott International, Inc.
5.000%, 10/15/27		55,000	56,096
4.800%, 3/15/30(x)		400,000	405,333
5.300%, 5/15/34		83,000	85,380
4.500%, 10/1/34		13,000	12,693
Series FF
4.625%, 6/15/30		25,000	25,214
Series X
4.000%, 4/15/28		25,000	24,703
McDonald’s Corp.
3.700%, 1/30/26		75,000	74,529
2.625%, 9/1/29		40,000	37,386
Starbucks Corp.
2.450%, 6/15/26		50,000	48,653
3.550%, 8/15/29(x)		100,000	97,435
3.000%, 2/14/32		20,000	18,194

			2,651,122

Household Durables (0.0%)†
DR Horton, Inc.
2.600%, 10/15/25		50,000	49,026
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	24,021
Lennar Corp.
4.750%, 11/29/27		100,000	101,193
Mohawk Industries, Inc.
3.625%, 5/15/30		25,000	24,034

			198,274

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		15,000	14,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28		$70,000	$70,533
Home Depot, Inc. (The)
2.125%, 9/15/26		65,000	62,848
0.900%, 3/15/28		65,000	58,780
2.950%, 6/15/29		30,000	28,590
4.750%, 6/25/29		45,000	46,272
1.875%, 9/15/31		85,000	72,934
3.250%, 4/15/32		45,000	41,957
5.300%, 6/25/54		20,000	21,001
5.400%, 6/25/64		29,000	30,554
Lowe’s Cos., Inc.
2.500%, 4/15/26		100,000	97,684
3.650%, 4/5/29		200,000	195,249
5.000%, 4/15/33		40,000	41,177
3.000%, 10/15/50		183,000	124,090
3.500%, 4/1/51		136,000	100,223
4.250%, 4/1/52		28,000	23,601
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	50,038
Ross Stores, Inc.
0.875%, 4/15/26		50,000	47,469
Tractor Supply Co.
5.250%, 5/15/33		5,000	5,198

			1,118,198

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
3.375%, 11/1/46		45,000	35,704
3.375%, 3/27/50		194,000	152,320
Ralph Lauren Corp.
2.950%, 6/15/30		15,000	14,020

			202,044

Total Consumer Discretionary			10,052,750

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		250,000	256,407
Bacardi Ltd.
4.450%, 5/15/25§		500,000	497,348
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	48,879
2.000%, 3/5/31(x)		65,000	57,355
4.650%, 8/14/34		55,000	56,194
5.400%, 5/13/64		105,000	112,462
Constellation Brands, Inc.
5.000%, 2/2/26		15,000	14,971
4.350%, 5/9/27		100,000	100,320
4.800%, 1/15/29		375,000	381,323
Diageo Capital plc
2.375%, 10/24/29		200,000	183,713
Keurig Dr Pepper, Inc.
3.950%, 4/15/29		100,000	98,762
Molson Coors Beverage Co.
3.000%, 7/15/26		100,000	98,153
PepsiCo, Inc.
3.000%, 10/15/27		100,000	97,678
2.750%, 3/19/30		200,000	186,944

			2,190,509

Consumer Staples Distribution & Retail (0.2%)
Costco Wholesale Corp.
1.600%, 4/20/30		200,000	177,080
Dollar General Corp.
4.150%, 11/1/25		75,000	74,536
Kroger Co. (The)
2.650%, 10/15/26		50,000	48,530
4.600%, 8/15/27		400,000	402,976
4.500%, 1/15/29		25,000	25,224
5.000%, 9/15/34		45,000	45,178
Sysco Corp.
3.250%, 7/15/27		50,000	48,650
Target Corp.
3.375%, 4/15/29		100,000	97,585
4.500%, 9/15/32		50,000	50,619
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26		100,000	95,875
Walmart, Inc.
3.050%, 7/8/26		40,000	39,531
3.250%, 7/8/29		200,000	196,382
2.375%, 9/24/29		3,000	2,813
1.800%, 9/22/31		15,000	12,992

			1,317,971

Food Products (0.2%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26		50,000	48,650
Bunge Ltd. Finance Corp.
2.750%, 5/14/31		25,000	22,519
Campbell Soup Co.
4.150%, 3/15/28		25,000	25,014
Conagra Brands, Inc.
4.850%, 11/1/28		225,000	228,020
General Mills, Inc.
4.200%, 4/17/28		215,000	215,024
Hormel Foods Corp.
1.700%, 6/3/28		70,000	64,402
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	13,557
JBS USA Holding Lux Sarl
5.125%, 2/1/28		100,000	101,447
JDE Peet’s NV
4.500%, 1/23/34(m)	EUR	400,000	466,798
Mondelez International, Inc.
2.750%, 4/13/30		$200,000	185,474
4.625%, 7/3/31	CAD	600,000	458,463
Unilever Capital Corp.
2.900%, 5/5/27		$100,000	97,563

			1,926,931

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		15,000	13,133
Colgate-Palmolive Co.
3.700%, 8/1/47		13,000	11,144
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,990
3.200%, 4/25/29		50,000	48,373
2.000%, 11/2/31		25,000	21,771
Procter & Gamble Co. (The)
0.550%, 10/29/25		50,000	48,163
1.200%, 10/29/30		50,000	42,808

			195,382

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31		45,000	38,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Haleon US Capital LLC
3.375%, 3/24/27	$250,000	$245,499

		284,453

Tobacco (0.3%)
Altria Group, Inc.
4.800%, 2/14/29	40,000	40,445
6.875%, 11/1/33	49,000	55,371
4.250%, 8/9/42	75,000	63,667
4.500%, 5/2/43	197,000	173,424
3.875%, 9/16/46	90,000	69,656
4.450%, 5/6/50	55,000	46,037
6.200%, 2/14/59	22,000	23,338
BAT Capital Corp.
3.557%, 8/15/27	100,000	97,887
2.259%, 3/25/28	225,000	209,143
4.742%, 3/16/32	95,000	94,597
4.540%, 8/15/47	26,000	21,851
4.758%, 9/6/49	250,000	214,591
5.650%, 3/16/52	247,000	239,855
7.081%, 8/2/53	92,000	106,536
BAT International Finance plc
5.931%, 2/2/29	400,000	421,349
Imperial Brands Finance plc
3.500%, 7/26/26§	400,000	392,392
Philip Morris International, Inc.
5.375%, 2/15/33	200,000	208,261
5.250%, 2/13/34	100,000	103,589

		2,581,989

Total Consumer Staples		8,497,235

Energy (2.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
3.337%, 12/15/27	100,000	97,503
FORESEA Holding SA
7.500%, 6/15/30(m)	32,553	30,925
Halliburton Co.
3.800%, 11/15/25	2,000	1,986
Schlumberger Investment SA
2.650%, 6/26/30	200,000	183,577

		313,991

Oil, Gas & Consumable Fuels (2.3%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§	200,000	199,318
Antero Resources Corp.
7.625%, 2/1/29§	250,000	256,742
5.375%, 3/1/30(x)§	276,000	271,863
Apache Corp.
4.750%, 4/15/43	29,000	23,841
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	20,073
BP Capital Markets America, Inc.
3.588%, 4/14/27	100,000	98,433
4.234%, 11/6/28	200,000	200,481
BP Capital Markets plc
3.279%, 9/19/27	50,000	48,959
Cameron LNG LLC
3.402%, 1/15/38§	435,000	371,573
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	467,000	473,982
3.700%, 11/15/29	230,000	220,680
2.742%, 12/31/39	363,000	299,826
Cheniere Energy Partners LP
3.250%, 1/31/32	400,000	356,720
5.950%, 6/30/33	50,000	52,965
Cheniere Energy, Inc.
4.625%, 10/15/28	200,000	198,320
5.650%, 4/15/34§	683,000	704,662
Chevron Corp.
2.954%, 5/16/26	50,000	49,215
Chevron USA, Inc.
2.343%, 8/12/50	36,000	22,342
ConocoPhillips Co.
6.950%, 4/15/29	200,000	222,196
5.300%, 5/15/53	50,000	50,413
4.025%, 3/15/62	31,000	25,006
5.700%, 9/15/63	10,000	10,648
Continental Resources, Inc.
5.750%, 1/15/31§	500,000	511,027
Coterra Energy, Inc.
4.375%, 3/15/29	100,000	98,681
Devon Energy Corp.
4.750%, 5/15/42	54,000	47,687
Diamondback Energy, Inc.
3.250%, 12/1/26	825,000	807,579
3.500%, 12/1/29	1,745,000	1,659,392
3.125%, 3/24/31(x)	472,000	429,394
5.400%, 4/18/34	40,000	40,715
4.400%, 3/24/51	188,000	156,074
4.250%, 3/15/52	158,000	127,468
5.900%, 4/18/64(x)	244,000	245,139
Enbridge, Inc.
3.700%, 7/15/27	50,000	49,235
2.500%, 8/1/33	13,000	10,826
5.625%, 4/5/34	150,000	157,121
Energy Transfer LP
5.550%, 2/15/28(x)	25,000	25,835
6.100%, 12/1/28	200,000	212,145
3.750%, 5/15/30	100,000	95,439
5.550%, 5/15/34	550,000	568,197
5.000%, 5/15/50	700,000	629,218
EnLink Midstream LLC
6.500%, 9/1/30§	400,000	431,548
5.650%, 9/1/34	23,000	23,711
Enterprise Products Operating LLC
3.700%, 2/15/26	100,000	99,443
2.800%, 1/31/30	30,000	27,946
EOG Resources, Inc.
4.375%, 4/15/30	200,000	201,028
EQT Corp.
3.125%, 5/15/26§	300,000	292,469
3.900%, 10/1/27	213,000	209,613
5.700%, 4/1/28	328,000	338,819
5.000%, 1/15/29	487,000	490,705
7.000%, 2/1/30(e)	136,000	148,224
3.625%, 5/15/31§	469,000	429,275
5.750%, 2/1/34	132,000	135,470
Equinor ASA
1.750%, 1/22/26	55,000	53,390
3.625%, 9/10/28	100,000	98,377
Exxon Mobil Corp.
3.043%, 3/1/26	50,000	49,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
2.275%, 8/16/26		$200,000	$194,248
4.227%, 3/19/40		37,000	34,524
4.114%, 3/1/46(x)		42,000	37,196
3.095%, 8/16/49		15,000	10,978
3.452%, 4/15/51		226,000	173,984
Kinder Morgan, Inc.
5.050%, 2/15/46		77,000	71,479
Korea National Oil Corp.
4.875%, 4/3/29§		400,000	407,724
Marathon Petroleum Corp.
5.125%, 12/15/26		100,000	101,552
3.800%, 4/1/28		15,000	14,699
MPLX LP
4.000%, 3/15/28		200,000	196,980
NGPL PipeCo LLC
3.250%, 7/15/31§		375,000	332,413
Occidental Petroleum Corp.
5.200%, 8/1/29		125,000	127,551
Oleoducto Central SA
4.000%, 7/14/27§		14,000	13,405
ONEOK, Inc.
5.850%, 1/15/26		65,000	65,986
4.350%, 3/15/29		50,000	49,707
3.250%, 6/1/30		15,000	13,988
Ovintiv, Inc.
5.650%, 5/15/28		35,000	36,045
Petroleos Mexicanos
6.500%, 3/13/27		85,000	83,258
10.000%, 2/7/33		200,000	211,990
Phillips 66 Co.
3.550%, 10/1/26		25,000	24,668
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	202,778
1.900%, 8/15/30		50,000	43,745
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	50,047
Sabine Pass Liquefaction LLC
5.625%, 3/1/25		151,000	151,050
5.000%, 3/15/27		448,000	453,755
4.200%, 3/15/28		200,000	198,954
4.500%, 5/15/30		407,000	405,463
5.900%, 9/15/37		238,000	243,971
Saudi Arabian Oil Co.
5.250%, 7/17/34§		400,000	411,036
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27§		106,000	106,737
5.026%, 10/1/29(x)§		400,000	400,517
Targa Resources Corp.
5.200%, 7/1/27		340,000	347,139
4.200%, 2/1/33		209,000	197,706
6.125%, 3/15/33		200,000	214,028
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	97,767
TotalEnergies Capital SA
4.724%, 9/10/34		50,000	50,246
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	99,512
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		75,000	77,581
Valero Energy Corp.
4.000%, 4/1/29		65,000	63,907
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	189,000
3.875%, 11/1/33§		100,000	89,307
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	312,750
Western Midstream Operating LP
6.150%, 4/1/33		20,000	21,140
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	57,409
4.650%, 8/15/32		11,000	10,839
5.150%, 3/15/34		100,000	100,728

			19,878,341

Total Energy			20,192,332

Financials (10.5%)
Banks (5.8%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§		400,000	407,147
Associated Banc-Corp.
(SOFR + 3.03%), 6.455%, 8/29/30(k)		90,000	91,688
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		100,000	114,663
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	280,514
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		$400,000	408,293
5.588%, 8/8/28		200,000	207,950
6.607%, 11/7/28		200,000	216,804
2.749%, 12/3/30		200,000	176,179
5.439%, 7/15/31		100,000	104,224
Bank of America Corp.
3.500%, 4/19/26		125,000	123,831
(EURIBOR 3 Month + 1.00%), 4.455%, 9/22/26(k)(m)	EUR	600,000	672,176
(SOFR + 1.01%), 1.197%, 10/24/26(k)		$50,000	48,214
(SOFR + 1.29%), 5.080%, 1/20/27(k)		150,000	151,138
(SOFR + 0.96%), 1.734%, 7/22/27(k)		250,000	238,545
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		125,000	122,965
(SOFR + 1.58%), 4.376%, 4/27/28(k)		550,000	550,658
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)		97,000	94,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.06%), 2.087%, 6/14/29(k)		$100,000	$92,185
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)		50,000	49,832
(SOFR + 1.57%), 5.819%, 9/15/29(k)		830,000	873,755
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30(k)		400,000	391,715
(SOFR + 1.53%), 1.898%, 7/23/31(k)		25,000	21,653
(SOFR + 1.37%), 1.922%, 10/24/31(k)		207,000	178,291
(SOFR + 1.32%), 2.687%, 4/22/32(k)		316,000	280,798
(SOFR + 1.21%), 2.572%, 10/20/32(k)		100,000	87,512
(SOFR + 1.33%), 2.972%, 2/4/33(k)		71,000	63,414
(SOFR + 1.84%), 5.872%, 9/15/34(k)		200,000	215,339
(SOFR + 1.65%), 5.468%, 1/23/35(k)		139,000	145,294
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)		200,000	184,167
(SOFR + 1.93%), 2.676%, 6/19/41(k)		41,000	30,812
(SOFR + 1.56%), 2.972%, 7/21/52(k)		209,000	148,176
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)		100,000	88,977
Bank of America NA
(SOFR + 1.02%), 5.880%, 8/18/26(k)		400,000	403,386
Bank of Montreal
1.250%, 9/15/26		50,000	47,370
(SOFR + 0.60%), 0.949%, 1/22/27(k)		50,000	47,764
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	99,739
1.300%, 9/15/26		100,000	94,667
5.250%, 6/12/28(x)		100,000	103,405
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§		300,000	307,831
(United States SOFR Compounded Index + 1.07%), 5.942%, 2/16/28(k)§		400,000	400,423
Barclays plc
3.250%, 2/12/27(m)	GBP	500,000	643,541
(SOFR + 1.49%), 5.674%, 3/12/28(k)		$250,000	256,539
(SOFR + 1.49%), 6.342%, 3/12/28(k)		200,000	201,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28(k)		300,000	323,699
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		550,000	632,531
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	649,041
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		400,000	414,477
BPCE SA
5.281%, 5/30/29§		250,000	258,536
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	426,863
Canadian Imperial Bank of Commerce
1.250%, 6/22/26		50,000	47,533
5.615%, 7/17/26		200,000	205,118
Citibank NA
5.864%, 9/29/25		300,000	304,180
5.488%, 12/4/26		600,000	617,242
5.803%, 9/29/28		200,000	211,518
Citigroup, Inc.
3.400%, 5/1/26		100,000	98,726
(SOFR + 0.77%), 1.462%, 6/9/27(k)		200,000	190,466
4.450%, 9/29/27		200,000	200,251
(SOFR + 1.28%), 3.070%, 2/24/28(k)		450,000	437,567
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28(k)		166,000	162,962
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)		91,000	88,621
(SOFR + 1.36%), 5.174%, 2/13/30(k)(x)		299,000	306,524
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)		150,000	146,720
(SOFR + 1.42%), 2.976%, 11/5/30(k)		50,000	46,441
(SOFR + 1.18%), 2.520%, 11/3/32(k)		70,000	60,461
(SOFR + 1.35%), 3.057%, 1/25/33(k)		285,000	253,549
(SOFR + 1.94%), 3.785%, 3/17/33(k)		100,000	93,580
(SOFR + 2.09%), 4.910%, 5/24/33(k)		172,000	172,870
(SOFR + 2.34%), 6.270%, 11/17/33(k)		200,000	219,173
(SOFR + 1.45%), 5.449%, 6/11/35(k)		677,000	704,850
Citizens Financial Group, Inc.
2.850%, 7/27/26		100,000	96,710
3.250%, 4/30/30		30,000	27,771
Comerica, Inc.
4.000%, 2/1/29		50,000	48,292
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	406,532
Cooperatieve Rabobank UA
5.500%, 7/18/25		500,000	503,931
3.750%, 7/21/26		250,000	246,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 10/5/26	$300,000	$308,728
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30(k)§	400,000	414,617
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§	400,000	424,708
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30(k)§	400,000	416,236
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28(k)	60,000	59,236
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)	700,000	756,986
(SOFR + 1.46%), 5.546%, 3/4/30(k)	100,000	103,639
4.950%, 3/31/30	400,000	409,739
(SOFR + 1.19%), 2.804%, 5/24/32(k)	200,000	176,454
(SOFR + 2.39%), 6.254%, 3/9/34(k)	800,000	872,197
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33(k)	35,000	34,677
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	100,000	81,358
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30(k)	200,000	206,584
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)	600,000	600,305
(SOFR + 1.85%), 2.083%, 4/22/26(k)	100,000	98,381
2.950%, 10/1/26	100,000	98,043
(SOFR + 0.80%), 1.045%, 11/19/26(k)	200,000	192,017
4.125%, 12/15/26	125,000	124,794
(SOFR + 0.77%), 1.470%, 9/22/27(k)	40,000	37,869
(SOFR + 1.33%), 6.070%, 10/22/27(k)	400,000	414,443
(SOFR + 1.20%), 6.079%, 1/23/28(k)	200,000	201,611
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28(k)	125,000	123,589
(SOFR + 0.93%), 5.571%, 4/22/28(k)	305,000	314,521
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	75,000	73,573
(SOFR + 1.89%), 2.182%, 6/1/28(k)	700,000	662,723
(SOFR + 1.02%), 2.069%, 6/1/29(k)	55,000	50,794
(SOFR + 1.45%), 5.299%, 7/24/29(k)	455,000	470,694
(SOFR + 1.31%), 5.012%, 1/23/30(k)	40,000	40,907
(SOFR + 1.16%), 5.581%, 4/22/30(k)	441,000	463,406
(SOFR + 1.13%), 4.995%, 7/22/30(k)	481,000	492,453
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	200,000	184,961
(CME Term SOFR 3 Month + 3.79%), 4.493%, 3/24/31(k)	131,000	131,343
(SOFR + 2.04%), 2.522%, 4/22/31(k)	378,000	343,075
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	200,000	183,373
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	187,000	160,087
(SOFR + 1.07%), 1.953%, 2/4/32(k)	361,000	309,138
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	159,000	141,650
(SOFR + 1.18%), 2.545%, 11/8/32(k)	398,000	348,686
(SOFR + 1.26%), 2.963%, 1/25/33(k)	100,000	89,695
(SOFR + 1.80%), 4.586%, 4/26/33(k)	85,000	84,995
(SOFR + 1.81%), 6.254%, 10/23/34(k)	40,000	44,460
(SOFR + 1.46%), 5.294%, 7/22/35(k)	789,000	819,882
(CME Term SOFR 3 Month + 1.64%), 3.964%, 11/15/48(k)	15,000	12,896
(SOFR + 2.44%), 3.109%, 4/22/51(k)	70,000	51,401
(SOFR + 1.58%), 3.328%, 4/22/52(k)	15,000	11,566
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§	200,000	207,315
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35(k)	250,000	270,828
Korea Development Bank (The)
4.500%, 2/15/29	200,000	203,342
Kreditanstalt fuer Wiederaufbau
0.625%, 1/22/26	135,000	129,326
3.000%, 5/20/27	180,000	176,920
2.875%, 4/3/28(x)	90,000	87,699
3.875%, 6/15/28	60,000	60,449
4.000%, 3/15/29(x)	100,000	101,401
0.750%, 9/30/30	105,000	88,692
4.125%, 7/15/33(x)	200,000	203,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Landwirtschaftliche Rentenbank
0.875%, 3/30/26		$20,000	$19,110
1.750%, 7/27/26		75,000	72,292
0.875%, 9/3/30		100,000	84,733
Series 37
2.500%, 11/15/27		50,000	48,279
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	800,000	550,613
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.805%, 3/7/25(k)		700,000	485,123
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)		$200,000	209,465
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)		125,000	123,517
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26(k)		300,000	300,558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)		200,000	189,523
3.741%, 3/7/29		100,000	97,829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)		200,000	210,170
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26(k)		600,000	589,820
4.018%, 3/5/28		200,000	198,320
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)		700,000	664,114
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)		200,000	212,976
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.965%, 1/14/28(k)		400,000	401,960
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	411,517
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)		400,000	409,827
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)		200,000	203,708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)		50,000	53,071
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Oesterreichische Kontrollbank AG
4.625%, 11/3/25		$35,000	35,196
4.250%, 3/1/28		75,000	76,320
PNC Financial Services Group, Inc. (The)
(SOFR + 0.80%), 5.102%, 7/23/27(k)		100,000	101,134
(SOFR + 0.98%), 2.307%, 4/23/32(k)		65,000	56,468
(SOFR + 1.93%), 5.068%, 1/24/34(k)		200,000	202,675
(SOFR + 1.60%), 5.401%, 7/23/35(k)		40,000	41,621
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35(k)		25,000	25,446
Royal Bank of Canada
4.650%, 1/27/26		75,000	75,101
1.400%, 11/2/26(x)		50,000	47,409
4.875%, 1/19/27		400,000	406,862
4.240%, 8/3/27		150,000	151,004
4.900%, 1/12/28		325,000	332,610
5.000%, 2/1/33		250,000	257,955
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)		375,000	391,612
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)		200,000	190,312
(SOFR + 2.60%), 6.534%, 1/10/29(k)		700,000	740,682
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	482,115
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29(k)§		300,000	313,237
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	541,826
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)§		400,000	400,780
6.301%, 1/9/29§		600,000	630,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25	$600,000	$586,350
3.784%, 3/9/26(x)	100,000	99,140
1.402%, 9/17/26	200,000	189,487
3.364%, 7/12/27	100,000	98,000
3.352%, 10/18/27	100,000	97,731
5.520%, 1/13/28	200,000	207,222
3.202%, 9/17/29	50,000	47,061
2.142%, 9/23/30	100,000	87,395
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§	400,000	408,198
5.500%, 3/9/28§	300,000	311,208
Toronto-Dominion Bank (The)
0.750%, 1/6/26	200,000	191,641
1.250%, 9/10/26(x)	50,000	47,396
3.200%, 3/10/32	200,000	182,921
Truist Bank
4.050%, 11/3/25	20,000	19,941
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29(k)	40,000	40,427
(SOFR + 1.62%), 5.435%, 1/24/30(k)	110,000	113,548
(SOFR + 1.85%), 5.122%, 1/26/34(k)	150,000	151,008
(SOFR + 1.92%), 5.711%, 1/24/35(k)	200,000	210,431
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)	50,000	50,367
(SOFR + 2.02%), 5.775%, 6/12/29(k)	100,000	104,564
1.375%, 7/22/30	200,000	170,629
Series V
2.375%, 7/22/26	150,000	145,832
Wells Fargo & Co.
3.000%, 4/22/26	50,000	49,136
3.000%, 10/23/26	100,000	97,674
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)	400,000	392,731
4.300%, 7/22/27	100,000	100,042
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)	75,000	73,407
4.150%, 1/24/29	200,000	199,007
(SOFR + 1.79%), 6.303%, 10/23/29(k)	175,000	186,947
(SOFR + 1.50%), 5.198%, 1/23/30(k)	55,000	56,706
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	435,000	394,133
(SOFR + 1.50%), 3.350%, 3/2/33(k)	700,000	639,492
(SOFR + 1.78%), 5.499%, 1/23/35(k)	332,000	346,824
3.900%, 5/1/45	48,000	40,175
(SOFR + 2.13%), 4.611%, 4/25/53(k)	165,000	151,951
Wells Fargo Bank NA
5.550%, 8/1/25(x)	200,000	201,775
5.450%, 8/7/26	200,000	205,036
(SOFR + 1.07%), 5.923%, 12/11/26(k)	400,000	404,102
Westpac Banking Corp.
1.150%, 6/3/26	50,000	47,628
2.700%, 8/19/26	75,000	73,324
5.050%, 4/16/29	200,000	207,496

		49,707,732

Capital Markets (2.5%)
Ares Capital Corp.
3.875%, 1/15/26	100,000	98,608
2.875%, 6/15/27	100,000	94,690
Bank of New York Mellon Corp. (The)
2.450%, 8/17/26	75,000	72,851
(SOFR + 1.15%), 3.992%, 6/13/28(k)	50,000	49,693
(SOFR + 1.09%), 4.975%, 3/14/30(k)	50,000	51,443
Series J
1.900%, 1/25/29	50,000	45,720
(SOFR + 1.61%), 4.967%, 4/26/34(k)	125,000	127,504
BlackRock, Inc.
3.250%, 4/30/29	15,000	14,561
4.750%, 5/25/33	65,000	66,571
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	47,294
Blue Owl Capital Corp.
3.400%, 7/15/26	50,000	48,372
2.875%, 6/11/28	25,000	22,909
Blue Owl Credit Income Corp.
7.950%, 6/13/28	100,000	106,830
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	49,267
2.724%, 4/15/31	80,000	71,397
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	573,398
Charles Schwab Corp. (The)
0.900%, 3/11/26	65,000	61,937
3.300%, 4/1/27	30,000	29,361
2.300%, 5/13/31	50,000	43,899
(SOFR + 2.01%), 6.136%, 8/24/34(k)	200,000	218,672
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)	700,000	698,644
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	677,558
(SOFR + 1.59%), 5.706%, 2/8/28(k)	150,000	153,160
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	158,674
(SOFR + 2.26%), 3.742%, 1/7/33(k)	200,000	174,949
FactSet Research Systems, Inc.
3.450%, 3/1/32	34,000	30,885
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	45,327
Goldman Sachs Bank USA
(SOFR + 0.78%), 5.283%, 3/18/27(k)	100,000	101,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26(k)	$300,000	$302,644
(SOFR + 1.07%), 5.930%, 8/10/26(k)	200,000	200,487
3.500%, 11/16/26	65,000	63,987
(SOFR + 0.80%), 1.431%, 3/9/27(k)	41,000	39,224
(SOFR + 0.82%), 1.542%, 9/10/27(k)	300,000	283,807
(SOFR + 0.91%), 1.948%, 10/21/27(k)	310,000	295,520
(CME Term SOFR 3 Month + 2.01%), 7.275%, 10/28/27(k)	600,000	612,608
(SOFR + 1.11%), 2.640%, 2/24/28(k)	320,000	307,198
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)	108,000	106,201
(SOFR + 1.77%), 6.484%, 10/24/29(k)	200,000	214,997
3.800%, 3/15/30	46,000	44,587
(SOFR + 1.27%), 5.727%, 4/25/30(k)	595,000	624,003
(SOFR + 1.21%), 5.049%, 7/23/30(k)	804,000	822,238
(SOFR + 1.09%), 1.992%, 1/27/32(k)	143,000	121,934
(SOFR + 1.28%), 2.615%, 4/22/32(k)	316,000	278,685
(SOFR + 1.25%), 2.383%, 7/21/32(k)	493,000	426,616
(SOFR + 1.26%), 2.650%, 10/21/32(k)	447,000	391,510
(SOFR + 1.41%), 3.102%, 2/24/33(k)	133,000	119,498
(SOFR + 1.95%), 6.561%, 10/24/34(k)	100,000	112,501
(SOFR + 1.55%), 5.330%, 7/23/35(k)(x)	613,000	634,107
(SOFR + 1.47%), 2.908%, 7/21/42(k)	136,000	102,890
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	14,243
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	29,813
5.250%, 6/15/31	30,000	31,451
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	86,439
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	1,000
Series 1
0.000%, 12/30/16(h)	10,200,000	1,785
Moody’s Corp.
2.000%, 8/19/31	185,000	159,174
Morgan Stanley
3.875%, 1/27/26	65,000	64,655
(SOFR + 1.67%), 4.679%, 7/17/26(k)	800,000	798,674
3.125%, 7/27/26	125,000	122,770
(SOFR + 0.72%), 0.985%, 12/10/26(k)	150,000	143,524
(SOFR + 0.88%), 1.593%, 5/4/27(k)	95,000	90,784
+ 1.34%), 3.591%, 7/22/28(k)	100,000	97,906
(SOFR + 1.73%), 5.123%, 2/1/29(k)	400,000	409,553
(SOFR + 1.63%), 5.449%, 7/20/29(k)	515,000	534,178
(SOFR + 1.45%), 5.173%, 1/16/30(k)(x)	50,000	51,481
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	150,000	150,144
(SOFR + 1.26%), 5.656%, 4/18/30(k)	190,000	199,933
(SOFR + 1.22%), 5.042%, 7/19/30(k)	1,128,000	1,157,447
(SOFR + 1.14%), 2.699%, 1/22/31(k)	200,000	182,912
(SOFR + 1.03%), 1.794%, 2/13/32(k)	497,000	419,759
(SOFR + 1.18%), 2.239%, 7/21/32(k)	227,000	194,706
(SOFR + 1.20%), 2.511%, 10/20/32(k)	237,000	206,924
(SOFR + 1.29%), 2.943%, 1/21/33(k)	400,000	356,959
(SOFR + 2.56%), 6.342%, 10/18/33(k)	95,000	105,348
(SOFR + 1.73%), 5.466%, 1/18/35(k)	150,000	156,521
(SOFR + 1.56%), 5.320%, 7/19/35(k)	1,029,000	1,062,675
(SOFR + 1.36%), 2.484%, 9/16/36(k)	150,000	125,044
Nasdaq, Inc.
3.850%, 6/30/26	100,000	99,280
5.350%, 6/28/28(x)	200,000	207,539
Nomura Holdings, Inc.
2.648%, 1/16/25	600,000	595,544
5.709%, 1/9/26	500,000	506,610
5.783%, 7/3/34	200,000	210,334
Northern Trust Corp.
4.000%, 5/10/27	35,000	35,018
3.150%, 5/3/29	25,000	24,119
Prospect Capital Corp.
3.437%, 10/15/28	25,000	22,044
S&P Global, Inc.
1.250%, 8/15/30	25,000	21,260
5.250%, 9/15/33	65,000	68,577
UBS AG
5.000%, 7/9/27	250,000	255,193
UBS Group AG
4.550%, 4/17/26	250,000	250,585
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§	300,000	303,967
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§	400,000	415,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34(k)§		$400,000	$425,980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35(k)§		500,000	527,022

			20,964,914

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		950,000	911,234
4.950%, 9/10/34		165,000	163,976
Ally Financial, Inc.
5.800%, 5/1/25		450,000	451,352
2.200%, 11/2/28		700,000	628,798
American Express Co.
4.900%, 2/13/26		45,000	45,345
(SOFR + 1.33%), 6.338%, 10/30/26(k)		450,000	458,541
3.300%, 5/3/27		265,000	259,459
(SOFR + 0.93%), 5.043%, 7/26/28(k)		110,000	112,405
(SOFR + 1.42%), 5.284%, 7/26/35(k)		62,000	64,521
American Honda Finance Corp.
5.000%, 5/23/25		500,000	500,984
5.800%, 10/3/25		250,000	253,747
2.000%, 3/24/28		10,000	9,289
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		400,000	412,134
Capital One Financial Corp.
4.200%, 10/29/25		250,000	248,308
3.800%, 1/31/28		200,000	195,523
(SOFR + 1.91%), 5.700%, 2/1/30(k)(x)		200,000	207,182
Caterpillar Financial Services Corp.
0.800%, 11/13/25		60,000	57,834
0.900%, 3/2/26		100,000	95,857
1.100%, 9/14/27		50,000	46,162
Discover Financial Services
4.100%, 2/9/27		40,000	39,665
Ford Motor Credit Co. LLC
5.125%, 6/16/25		700,000	696,797
5.800%, 3/5/27		400,000	406,864
6.798%, 11/7/28		200,000	211,100
5.800%, 3/8/29		100,000	101,695
General Motors Financial Co., Inc.
5.250%, 3/1/26		50,000	50,328
(United States SOFR Compounded Index + 1.35%), 6.228%, 5/8/27(k)		400,000	401,475
5.800%, 6/23/28		100,000	103,553
4.300%, 4/6/29		50,000	48,963
3.600%, 6/21/30(x)		50,000	46,584
5.750%, 2/8/31		30,000	30,934
5.600%, 6/18/31		30,000	30,715
5.450%, 9/6/34(x)		20,000	19,830
John Deere Capital Corp.
4.750%, 6/8/26		200,000	202,643
1.050%, 6/17/26		50,000	47,664
3.350%, 4/18/29		200,000	194,511
3.900%, 6/7/32		10,000	9,727
LeasePlan Corp. NV
2.875%, 10/24/24§		600,000	599,107
PACCAR Financial Corp.
4.950%, 10/3/25		25,000	25,146
Synchrony Financial
3.700%, 8/4/26		50,000	49,084
Toyota Motor Credit Corp.
0.800%, 10/16/25		50,000	48,197
1.125%, 6/18/26		35,000	33,338
3.200%, 1/11/27		100,000	98,538
4.625%, 1/12/28		65,000	66,122
1.900%, 4/6/28		100,000	93,098
5.050%, 5/16/29		42,000	43,554
4.550%, 8/9/29		576,000	584,486
5.100%, 3/21/31		100,000	104,099

			9,510,468

Financial Services (0.5%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26		35,000	34,584
Block Financial LLC
2.500%, 7/15/28		10,000	9,275
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	187,687
Essent Group Ltd.
6.250%, 7/1/29		400,000	416,076
Fiserv, Inc.
3.500%, 7/1/29		245,000	236,782
5.450%, 3/15/34		400,000	418,248
Global Payments, Inc.
3.200%, 8/15/29		100,000	93,708
2.900%, 5/15/30		54,000	49,104
2.900%, 11/15/31(x)		33,000	28,998
5.400%, 8/15/32(x)		20,000	20,515
Jyske Realkredit A/S Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$400,000	406,298
Mastercard, Inc.
2.950%, 11/21/26		50,000	48,956
2.000%, 11/18/31		100,000	85,933
3.950%, 2/26/48		38,000	32,705
3.850%, 3/26/50		24,000	20,161
National Rural Utilities Cooperative Finance Corp.
1.000%, 6/15/26		50,000	47,401
4.800%, 3/15/28		15,000	15,341
5.000%, 8/15/34		200,000	204,757
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	416,632
Nexi SpA
2.125%, 4/30/29(m)(x)	EUR	400,000	414,876
ORIX Corp.
4.650%, 9/10/29		$50,000	50,175
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	97,413
3.900%, 6/1/27		20,000	19,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	$—
Shell International Finance BV
2.875%, 5/10/26		$50,000	49,048
2.500%, 9/12/26		50,000	48,527
2.375%, 11/7/29		50,000	46,140
Visa, Inc.
3.150%, 12/14/25		100,000	98,965
0.750%, 8/15/27		45,000	41,453
2.050%, 4/15/30(x)		65,000	58,825
3.650%, 9/15/47		82,000	68,441
Voya Financial, Inc.
3.650%, 6/15/26		50,000	49,373
Worldline SA
4.125%, 9/12/28(m)	EUR	100,000	108,462

			3,924,840

Insurance (0.6%)
American International Group, Inc.
4.375%, 6/30/50		$38,000	33,908
Aon Corp.
4.500%, 12/15/28		25,000	25,130
2.050%, 8/23/31(x)		100,000	85,152
Aon North America, Inc.
5.150%, 3/1/29(x)		450,000	463,969
Assurant, Inc.
2.650%, 1/15/32		50,000	42,949
Athene Global Funding
5.684%, 2/23/26§		400,000	405,935
5.349%, 7/9/27§		400,000	408,218
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	48,336
1.450%, 10/15/30(x)		40,000	34,510
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	48,883
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	33,378
Chubb INA Holdings LLC
3.350%, 5/3/26		75,000	74,118
CNA Financial Corp.
2.050%, 8/15/30		20,000	17,518
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	24,916
Globe Life, Inc.
2.150%, 8/15/30		50,000	43,088
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	50,074
Kemper Corp.
2.400%, 9/30/30		25,000	21,658
Lincoln National Corp.
3.400%, 3/1/32		50,000	45,323
Loews Corp.
3.750%, 4/1/26		50,000	49,720
Markel Group, Inc.
3.500%, 11/1/27		25,000	24,402
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	10,122
5.400%, 9/15/33(x)		100,000	105,836
4.200%, 3/1/48		137,000	118,018
4.900%, 3/15/49		23,000	22,052
MassMutual Global Funding II
(SOFR + 0.98%), 5.879%, 7/10/26(k)§		400,000	402,618
MetLife, Inc.
4.550%, 3/23/30		200,000	204,336
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		400,000	409,751
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	312,297
4.500%, 8/28/29§		400,000	404,092
Pricoa Global Funding I
4.400%, 8/27/27§		400,000	404,031
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,744
Protective Life Global Funding
5.209%, 4/14/26§		300,000	304,135
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)		70,000	68,950
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)		200,000	197,500
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,750
3.150%, 6/15/30		20,000	18,541
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	48,518
Trinity Acquisition plc
4.400%, 3/15/26		50,000	49,826

			5,081,302

Total Financials			89,189,256

Health Care (1.7%)
Biotechnology (0.4%)
AbbVie, Inc.
4.800%, 3/15/27		65,000	66,290
4.800%, 3/15/29		60,000	61,664
5.050%, 3/15/34		722,000	753,892
4.550%, 3/15/35		15,000	14,950
Amgen, Inc.
5.150%, 3/2/28		50,000	51,489
2.450%, 2/21/30		200,000	182,041
5.250%, 3/2/30		14,000	14,606
5.250%, 3/2/33		363,000	377,098
4.400%, 2/22/62		396,000	337,965
5.750%, 3/2/63		38,000	39,832
Gilead Sciences, Inc.
3.650%, 3/1/26		125,000	123,972
1.650%, 10/1/30		177,000	152,459
2.600%, 10/1/40		173,000	129,081
4.750%, 3/1/46		42,000	40,085
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	775,110

			3,120,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.750%, 11/30/26		$28,000	$27,988
Baxter International, Inc.
1.915%, 2/1/27		100,000	94,637
Becton Dickinson & Co.
3.700%, 6/6/27		33,000	32,575
4.693%, 2/13/28		40,000	40,481
2.823%, 5/20/30		35,000	32,227
1.957%, 2/11/31		60,000	51,620
4.298%, 8/22/32		51,000	50,135
Solventum Corp.
5.450%, 2/25/27§		99,000	101,041
6.000%, 5/15/64§		82,000	84,364
Stryker Corp.
3.500%, 3/15/26		50,000	49,435
1.950%, 6/15/30		200,000	176,195
3.375%, 9/11/32	EUR	100,000	112,467
3.625%, 9/11/36		200,000	223,252

			1,076,417

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.
3.410%, 6/15/27		$75,000	73,429
Cencora, Inc.
3.450%, 12/15/27		50,000	48,822
Centene Corp.
4.625%, 12/15/29		300,000	292,356
Cigna Group (The)
4.375%, 10/15/28		340,000	341,509
5.000%, 5/15/29		450,000	462,370
CVS Health Corp.
1.300%, 8/21/27		65,000	59,645
4.300%, 3/25/28		55,000	54,796
5.000%, 1/30/29(x)		20,000	20,430
3.250%, 8/15/29		200,000	188,611
4.780%, 3/25/38		11,000	10,391
5.125%, 7/20/45		179,000	166,338
Elevance Health, Inc.
3.650%, 12/1/27		200,000	197,251
3.600%, 3/15/51		137,000	104,984
HCA, Inc.
5.250%, 4/15/25		44,000	44,041
7.690%, 6/15/25(x)		117,000	119,177
5.250%, 6/15/26		25,000	25,178
5.375%, 9/1/26		232,000	234,600
4.500%, 2/15/27		20,000	20,020
4.125%, 6/15/29		20,000	19,676
5.450%, 4/1/31		1,288,000	1,339,027
2.375%, 7/15/31		100,000	86,570
3.625%, 3/15/32		200,000	184,702
Humana, Inc.
1.350%, 2/3/27		25,000	23,364
3.700%, 3/23/29		20,000	19,473
5.875%, 3/1/33		47,000	49,795
5.950%, 3/15/34		46,000	49,125
McKesson Corp.
1.300%, 8/15/26		40,000	38,049
5.100%, 7/15/33(x)		150,000	155,224
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	29,603
4.625%, 12/15/29		400,000	404,481
UnitedHealth Group, Inc.
1.150%, 5/15/26		100,000	95,551
3.450%, 1/15/27		50,000	49,495
2.950%, 10/15/27		100,000	97,228
5.250%, 2/15/28		35,000	36,318
4.250%, 1/15/29		600,000	604,674
4.700%, 4/15/29		30,000	30,768
3.750%, 10/15/47		54,000	43,850
2.900%, 5/15/50		16,000	11,160
3.250%, 5/15/51		52,000	38,358
3.875%, 8/15/59		98,000	78,015
3.125%, 5/15/60		99,000	67,646
4.950%, 5/15/62		90,000	87,050
5.750%, 7/15/64		65,000	70,198
Universal Health Services, Inc.
5.050%, 10/15/34		35,000	34,351

			6,207,699

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
3.050%, 9/22/26		60,000	58,606
2.100%, 6/4/30		34,000	30,021
2.300%, 3/12/31		12,000	10,494
Revvity, Inc.
3.300%, 9/15/29		15,000	14,141
2.250%, 9/15/31		35,000	29,774
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27		20,000	20,492
1.750%, 10/15/28		35,000	32,070
4.950%, 11/21/32(x)		109,000	113,327

			308,925

Pharmaceuticals (0.5%)
Astrazeneca Finance LLC
4.850%, 2/26/29		65,000	66,922
AstraZeneca plc
3.125%, 6/12/27		75,000	73,343
1.375%, 8/6/30		200,000	172,153
Bayer US Finance II LLC
4.250%, 12/15/25§		600,000	595,181
Bayer US Finance LLC
6.125%, 11/21/26§		300,000	309,171
6.500%, 11/21/33§		200,000	216,099
Bristol-Myers Squibb Co.
3.200%, 6/15/26		25,000	24,666
3.900%, 2/20/28		50,000	49,754
4.900%, 2/22/29		45,000	46,433
3.400%, 7/26/29		62,000	60,127
5.750%, 2/1/31		100,000	108,027
5.200%, 2/22/34		100,000	105,123
2.550%, 11/13/50		69,000	43,809
3.900%, 3/15/62		20,000	15,846
Eli Lilly and Co.
3.375%, 3/15/29		13,000	12,699
4.700%, 2/9/34		100,000	101,904
4.600%, 8/14/34		70,000	70,866
2.250%, 5/15/50		19,000	11,908
Johnson & Johnson
2.450%, 3/1/26		125,000	122,639
Merck & Co., Inc.
3.400%, 3/7/29		100,000	97,559
Novartis Capital Corp.
4.200%, 9/18/34		50,000	49,081
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26		80,000	80,539
4.450%, 5/19/28		200,000	202,922
4.750%, 5/19/33		162,000	164,975
Pfizer, Inc.
2.750%, 6/3/26		50,000	49,030
3.600%, 9/15/28(x)		25,000	24,731
4.000%, 12/15/36(x)		34,000	32,422
4.125%, 12/15/46		36,000	31,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 9/15/48	$12,000	$10,587
4.000%, 3/15/49	90,000	77,572
2.700%, 5/28/50	15,000	10,323
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	410,922
Sanofi SA
3.625%, 6/19/28	25,000	24,758
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	49,217
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	354,932
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	31,000	30,695
Viatris, Inc.
2.700%, 6/22/30	200,000	177,567
Zoetis, Inc.
3.000%, 9/12/27	50,000	48,385
2.000%, 5/15/30	50,000	44,111

		4,178,939

Total Health Care		14,892,514

Industrials (1.9%)
Aerospace & Defense (0.9%)
BAE Systems plc
1.900%, 2/15/31§	400,000	340,324
Boeing Co. (The)
2.196%, 2/4/26	500,000	481,748
2.700%, 2/1/27	475,000	450,040
5.040%, 5/1/27	100,000	100,236
3.450%, 11/1/28(x)	425,000	400,155
5.150%, 5/1/30	100,000	100,157
5.930%, 5/1/60	300,000	286,671
7.008%, 5/1/64§	48,000	52,978
General Dynamics Corp.
3.625%, 4/1/30	200,000	195,525
HEICO Corp.
5.250%, 8/1/28	300,000	308,865
Howmet Aerospace, Inc.
4.850%, 10/15/31	400,000	409,026
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	641,603
4.200%, 5/1/30	26,000	25,509
L3Harris Technologies, Inc.
1.800%, 1/15/31	12,000	10,203
5.250%, 6/1/31	298,000	309,662
5.400%, 7/31/33	350,000	364,446
5.350%, 6/1/34	99,000	102,923
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	25,821
4.450%, 5/15/28	35,000	35,496
1.850%, 6/15/30	26,000	22,973
3.900%, 6/15/32	58,000	56,664
4.750%, 2/15/34	100,000	102,525
Northrop Grumman Corp.
4.900%, 6/1/34	90,000	91,905
5.200%, 6/1/54	169,000	171,746
Rolls-Royce plc
5.750%, 10/15/27§	500,000	515,099
RTX Corp.
3.125%, 5/4/27	100,000	97,314
6.700%, 8/1/28	744,000	806,540
7.000%, 11/1/28	143,000	156,997
4.125%, 11/16/28	200,000	199,085
2.820%, 9/1/51	167,000	111,075
Spirit AeroSystems, Inc.
4.600%, 6/15/28(x)	500,000	477,500
Textron, Inc.
4.000%, 3/15/26	25,000	24,840
3.900%, 9/17/29	31,000	30,213
2.450%, 3/15/31(x)	24,000	20,937

		7,526,801

Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28(x)	100,000	100,050
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	421,180
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	48,368
5.150%, 5/22/34	40,000	41,910

		611,508

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	250,000	230,613
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	47,132
Johnson Controls International plc
2.000%, 9/16/31	30,000	25,529
Masco Corp.
2.000%, 10/1/30	25,000	21,666
Owens Corning
3.950%, 8/15/29	100,000	97,844

		422,784

Commercial Services & Supplies (0.0%)†
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	99,326
RELX Capital, Inc.
4.750%, 5/20/32	20,000	20,173
Republic Services, Inc.
3.375%, 11/15/27	15,000	14,690
Waste Management, Inc.
3.150%, 11/15/27	50,000	48,840
4.150%, 4/15/32	50,000	49,426

		232,455

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	23,471
Regal Rexnord Corp.
6.400%, 4/15/33	125,000	133,700

		157,171

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.900%, 8/1/46	193,000	163,855
3.300%, 9/15/51	109,000	81,940
Canadian National Railway Co.
4.375%, 9/18/34	20,000	19,817
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	17,872
CSX Corp.
4.750%, 5/30/42	11,000	10,618
4.400%, 3/1/43	17,000	15,629
4.900%, 3/15/55	67,000	65,170
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	34,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 8/1/28	$25,000	$24,739
2.300%, 5/15/31	25,000	22,070
4.100%, 5/15/49	179,000	150,880
2.900%, 8/25/51	37,000	24,856
3.155%, 5/15/55	24,000	16,605
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	400,000	412,035
Ryder System, Inc.
4.950%, 9/1/29	100,000	102,031
Uber Technologies, Inc.
5.350%, 9/15/54	15,000	14,890
Union Pacific Corp.
4.750%, 2/21/26	65,000	65,483
2.375%, 5/20/31	10,000	8,977
3.839%, 3/20/60	95,000	75,804
2.973%, 9/16/62	17,000	10,873
3.750%, 2/5/70	42,000	31,821
3.850%, 2/14/72	14,000	10,886

		1,381,138

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27	75,000	72,345
Honeywell International, Inc.
4.875%, 9/1/29	150,000	155,146
2.800%, 6/1/50	32,000	22,675
5.250%, 3/1/54	56,000	58,202
5.350%, 3/1/64	65,000	68,308

		376,676

Machinery (0.4%)
Caterpillar, Inc.
3.250%, 9/19/49	245,000	186,752
3.250%, 4/9/50	102,000	77,969
CNH Industrial Capital LLC
3.950%, 5/23/25	308,000	306,018
5.450%, 10/14/25	888,000	895,722
1.875%, 1/15/26	25,000	24,196
Daimler Truck Finance North America LLC
5.000%, 1/15/27§	400,000	405,589
Dover Corp.
3.150%, 11/15/25	50,000	49,226
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	48,788
Ingersoll Rand, Inc.
5.700%, 8/14/33	250,000	267,127
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	97,868
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	592,172
5.611%, 3/11/34	15,000	15,792

		2,967,219

Passenger Airlines (0.0%)†
American Airlines Pass- Through Trust, Class A
Series 2013-1 A
4.000%, 7/15/25	173,478	169,367
Southwest Airlines Co.
5.125%, 6/15/27	50,000	50,870

		220,237

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28(x)	20,000	18,549
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	88,068
Equifax, Inc.
5.100%, 6/1/28	100,000	102,274
4.800%, 9/15/29	400,000	404,560
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	29,538
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	24,818

		667,807

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	100,000	98,884
5.300%, 2/1/28	100,000	102,464
3.000%, 2/1/30	50,000	46,095
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	675,234
5.375%, 7/15/29§	200,000	203,966
GATX Corp.
3.250%, 9/15/26	50,000	48,943
6.050%, 6/5/54	25,000	26,896

		1,202,482

Total Industrials		15,766,278

Information Technology (1.5%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26	50,000	48,797
4.850%, 2/26/29	25,000	25,829
5.050%, 2/26/34	100,000	104,701
Juniper Networks, Inc.
2.000%, 12/10/30	38,000	32,574
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	50,429
2.300%, 11/15/30	12,000	10,586
2.750%, 5/24/31	62,000	55,394
5.600%, 6/1/32	53,000	55,897

		384,207

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	48,755
Amphenol Corp.
2.200%, 9/15/31	60,000	51,738
Arrow Electronics, Inc.
5.150%, 8/21/29	400,000	405,835
CDW LLC
2.670%, 12/1/26	70,000	67,438
5.100%, 3/1/30	400,000	405,837
Jabil, Inc.
3.950%, 1/12/28	100,000	98,137
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	75,346
Tyco Electronics Group SA
4.500%, 2/13/26	30,000	30,166

		1,183,252

IT Services (0.1%)
DXC Technology Co.
1.800%, 9/15/26	50,000	47,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Gartner, Inc.
3.750%, 10/1/30§	$810,000	$759,073
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	102,463
International Business Machines Corp.
3.450%, 2/19/26	100,000	98,976
3.500%, 5/15/29	200,000	194,036

		1,201,950

Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.
4.393%, 6/1/52(x)	92,000	85,721
Analog Devices, Inc.
3.450%, 6/15/27	25,000	24,665
Applied Materials, Inc.
1.750%, 6/1/30	30,000	26,346
Broadcom Corp.
3.875%, 1/15/27	100,000	99,351
Broadcom, Inc.
3.150%, 11/15/25	40,000	39,435
3.459%, 9/15/26	26,000	25,633
4.110%, 9/15/28	106,000	105,668
4.750%, 4/15/29	100,000	101,452
5.050%, 7/12/29	249,000	255,912
3.419%, 4/15/33§	25,000	22,653
3.469%, 4/15/34§	892,000	802,605
4.800%, 10/15/34	80,000	79,935
3.187%, 11/15/36§	669,000	564,607
4.926%, 5/15/37§	412,000	409,946
Intel Corp.
3.750%, 8/5/27	100,000	97,998
2.450%, 11/15/29	20,000	17,984
5.125%, 2/10/30	400,000	407,822
4.150%, 8/5/32	100,000	95,158
5.200%, 2/10/33	200,000	201,974
3.100%, 2/15/60	67,000	40,393
KLA Corp.
4.650%, 7/15/32	27,000	27,554
4.700%, 2/1/34	71,000	72,314
3.300%, 3/1/50	82,000	61,841
Lam Research Corp.
3.750%, 3/15/26	50,000	49,748
4.000%, 3/15/29	30,000	29,988
3.125%, 6/15/60	26,000	17,954
Micron Technology, Inc.
4.185%, 2/15/27	25,000	24,892
5.375%, 4/15/28	100,000	102,883
NVIDIA Corp.
2.000%, 6/15/31	50,000	44,141
NXP BV
3.875%, 6/18/26	800,000	793,840
4.400%, 6/1/27	40,000	40,053
2.500%, 5/11/31	111,000	96,854
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	73,813
2.150%, 5/20/30	100,000	90,104
Texas Instruments, Inc.
2.250%, 9/4/29(x)	30,000	27,671
4.900%, 3/14/33	50,000	52,162
4.100%, 8/16/52	58,000	50,169
5.150%, 2/8/54	12,000	12,323

		5,173,562

Software (0.4%)
Microsoft Corp.
2.400%, 8/8/26	100,000	97,500
3.300%, 2/6/27	100,000	99,048
3.400%, 6/15/27	10,000	9,937
1.350%, 9/15/30	35,000	30,440
Open Text Corp.
6.900%, 12/1/27§	700,000	736,071
Oracle Corp.
1.650%, 3/25/26	25,000	24,042
2.650%, 7/15/26	45,000	43,735
2.300%, 3/25/28	70,000	65,675
4.500%, 5/6/28	35,000	35,412
4.200%, 9/27/29	400,000	399,179
6.150%, 11/9/29	300,000	324,693
2.875%, 3/25/31	250,000	226,945
4.700%, 9/27/34	50,000	49,881
4.500%, 7/8/44	36,000	32,336
4.000%, 7/15/46	18,000	14,940
4.000%, 11/15/47	53,000	43,332
3.600%, 4/1/50	163,000	124,229
3.950%, 3/25/51	35,000	28,133
6.900%, 11/9/52	36,000	43,144
5.550%, 2/6/53	110,000	112,105
4.375%, 5/15/55	177,000	150,597
3.850%, 4/1/60	120,000	89,798
5.500%, 9/27/64	89,000	88,671
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	29,830
1.750%, 2/15/31	200,000	168,920
Salesforce, Inc.
1.500%, 7/15/28	35,000	32,096
1.950%, 7/15/31	40,000	34,597
VMware LLC
1.400%, 8/15/26	20,000	18,964
3.900%, 8/21/27	100,000	98,985
1.800%, 8/15/28	25,000	22,695

		3,275,930

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
0.700%, 2/8/26(x)	100,000	95,912
3.250%, 2/23/26	110,000	108,964
3.350%, 2/9/27	50,000	49,500
2.900%, 9/12/27	150,000	146,604
1.650%, 5/11/30	90,000	79,814
1.650%, 2/8/31	100,000	87,264
Dell International LLC
5.850%, 7/15/25	500,000	503,136
6.020%, 6/15/26	134,000	137,199
4.900%, 10/1/26	320,000	323,497
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	50,000	50,024
5.250%, 7/1/28	50,000	51,549
6.350%, 10/15/45(e)	19,000	20,737
HP, Inc.
1.450%, 6/17/26	50,000	47,673
Western Digital Corp.
2.850%, 2/1/29	30,000	27,150

		1,729,023

Total Information Technology		12,947,924

Materials (0.4%)
Chemicals (0.2%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29	50,000	51,213
4.800%, 3/3/33	50,000	51,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Braskem Netherlands Finance BV
8.500%, 1/12/31§	$11,000	$11,670
Dow Chemical Co. (The)
5.150%, 2/15/34	100,000	102,486
Ecolab, Inc.
1.650%, 2/1/27	100,000	94,949
2.125%, 8/15/50	45,000	27,019
Kraton Corp.
5.000%, 7/15/27§	400,000	407,424
Linde, Inc.
4.700%, 12/5/25	50,000	50,344
LYB International Finance III LLC
5.625%, 5/15/33	200,000	211,972
Nutrien Ltd.
5.950%, 11/7/25	20,000	20,311
PPG Industries, Inc.
2.800%, 8/15/29	100,000	93,400
RPM International, Inc.
4.550%, 3/1/29	25,000	25,061
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	73,711
Westlake Corp.
3.375%, 6/15/30	30,000	28,279

		1,249,408

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31(x)	25,000	21,836
Series CB
2.500%, 3/15/30	35,000	31,828

		53,664

Containers & Packaging (0.0%)†
Amcor Finance USA, Inc.
5.625%, 5/26/33	15,000	15,752
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	30,873
Avery Dennison Corp.
5.750%, 3/15/33	50,000	53,577
Berry Global, Inc.
1.650%, 1/15/27(x)	66,000	61,954
5.800%, 6/15/31§	100,000	104,144
Packaging Corp. of America
3.400%, 12/15/27	35,000	34,089
Sonoco Products Co.
5.000%, 9/1/34	30,000	29,517
WRKCo., Inc.
4.000%, 3/15/28	50,000	49,324

		379,230

Metals & Mining (0.2%)
Anglo American Capital plc
5.625%, 4/1/30§	225,000	233,775
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	199,740
Glencore Funding LLC
2.500%, 9/1/30§	52,000	46,538
6.375%, 10/6/30§	149,000	161,671
2.850%, 4/27/31§	104,000	93,172
2.625%, 9/23/31§	135,000	118,081
Kinross Gold Corp.
6.250%, 7/15/33	100,000	108,165
Newmont Corp.
5.300%, 3/15/26	55,000	55,707
Nucor Corp.
4.300%, 5/23/27	50,000	50,378
Reliance, Inc.
2.150%, 8/15/30	600,000	527,474
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	95,100
6.125%, 6/12/33	100,000	105,500
6.400%, 6/28/54	5,000	5,251

		1,800,552

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31	100,000	92,000
Suzano International Finance BV
5.500%, 1/17/27	25,000	25,443

		117,443

Total Materials		3,600,297

Real Estate (1.0%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	51,767
GLP Capital LP (REIT)
5.250%, 6/1/25	400,000	398,680
5.375%, 4/15/26	15,000	15,007
5.750%, 6/1/28	10,000	10,270
Simon Property Group LP (REIT)
3.300%, 1/15/26	75,000	74,104
1.375%, 1/15/27	100,000	93,965
3.375%, 6/15/27	75,000	73,700
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	42,303
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	48,452

		808,248

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.800%, 4/15/26	50,000	49,602
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	65,000	59,341
5.250%, 12/15/32	10,000	10,261
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	500,000	498,480
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	23,697
Welltower OP LLC (REIT)
2.050%, 1/15/29	30,000	27,308

		668,689

Industrial REITs (0.0%)†
Prologis LP (REIT)
3.250%, 6/30/26	30,000	29,538
2.250%, 1/15/32	50,000	42,873
4.625%, 1/15/33	100,000	100,096

		172,507

Office REITs (0.2%)
Boston Properties LP (REIT)
2.750%, 10/1/26	50,000	48,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 4/1/32	$100,000	$82,997
6.500%, 1/15/34(x)	100,000	108,303
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	285,750
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	600,000	579,145
Kilroy Realty LP (REIT)
4.375%, 10/1/25	500,000	496,993
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	21,814

		1,623,213

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 4/1/29	400,000	417,241

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	32,340
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	45,616
3.300%, 6/1/29	15,000	14,398
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,935
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	24,527
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	13,736
5.500%, 8/15/33	200,000	206,368
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	49,484
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	51,492
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	97,041

		544,937

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	13,687
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	45,915
Realty Income Corp. (REIT)
4.875%, 6/1/26	10,000	10,077
2.100%, 3/15/28	50,000	46,447
4.850%, 3/15/30(x)	30,000	30,666
5.625%, 10/13/32(x)	100,000	105,842
4.900%, 7/15/33(x)	100,000	100,761
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,338

		376,733

Specialized REITs (0.4%)
American Tower Corp. (REIT)
2.400%, 3/15/25	500,000	493,927
5.800%, 11/15/28	300,000	315,087
2.300%, 9/15/31	20,000	17,180
5.650%, 3/15/33	200,000	210,731
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	500,000	493,889
2.900%, 3/15/27	30,000	29,016
3.650%, 9/1/27	50,000	48,990
5.000%, 1/11/28	55,000	55,880
2.100%, 4/1/31	300,000	256,137
2.500%, 7/15/31	100,000	86,910
EPR Properties (REIT)
4.500%, 4/1/25	500,000	499,831
3.600%, 11/15/31	700,000	620,939
Equinix, Inc. (REIT)
1.800%, 7/15/27	20,000	18,736
3.200%, 11/18/29	25,000	23,551
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	24,643
5.500%, 7/1/30	100,000	104,355
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	25,000	23,922
5.125%, 1/15/29	100,000	104,139
3.385%, 5/1/29	15,000	14,558
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	100,000	100,601

		3,543,022

Total Real Estate		8,154,590

Utilities (3.3%)
Electric Utilities (2.7%)
AEP Texas, Inc.
3.800%, 10/1/47	26,000	20,076
3.450%, 5/15/51	53,000	37,769
Series H
3.450%, 1/15/50	63,000	45,449
Series I
2.100%, 7/1/30	189,000	165,832
AEP Transmission Co. LLC
3.800%, 6/15/49	218,000	174,179
3.150%, 9/15/49	406,000	290,253
Alabama Power Co.
3.750%, 3/1/45(x)	269,000	222,983
Series 20-A
1.450%, 9/15/30	50,000	42,758
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	24,194
5.200%, 1/15/29(x)	65,000	66,991
2.300%, 3/1/30	25,000	22,397
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	624,181
Avangrid, Inc.
3.150%, 12/1/24	400,000	398,219
Baltimore Gas & Electric Co.
3.750%, 8/15/47	46,000	37,300
3.200%, 9/15/49	64,000	45,986
2.900%, 6/15/50	63,000	42,490
4.550%, 6/1/52	50,000	44,899
Dominion Energy South Carolina, Inc.
6.250%, 10/15/53(x)	30,000	34,791
DTE Electric Co.
Series A
1.900%, 4/1/28	65,000	60,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Duke Energy Carolinas LLC
2.450%, 8/15/29		$25,000	$23,157
2.550%, 4/15/31(x)		50,000	44,846
3.700%, 12/1/47		156,000	124,351
3.950%, 3/15/48		27,000	22,414
3.200%, 8/15/49		21,000	15,168
3.450%, 4/15/51		227,000	171,689
3.550%, 3/15/52		98,000	75,292
Duke Energy Corp.
2.650%, 9/1/26		75,000	72,907
3.400%, 6/15/29		30,000	28,765
2.550%, 6/15/31		25,000	22,094
3.950%, 8/15/47		39,000	31,538
3.500%, 6/15/51		15,000	11,039
5.000%, 8/15/52		52,000	48,996
Duke Energy Florida LLC
1.750%, 6/15/30		70,000	61,097
3.400%, 10/1/46		67,000	51,458
3.000%, 12/15/51		305,000	210,512
6.200%, 11/15/53		89,000	101,545
Duke Energy Ohio, Inc.
5.550%, 3/15/54(x)		27,000	28,153
Duke Energy Progress LLC
3.450%, 3/15/29		70,000	67,980
3.700%, 10/15/46		13,000	10,461
2.500%, 8/15/50		310,000	195,450
5.350%, 3/15/53		162,000	166,939
Edison International
3.550%, 11/15/24		100,000	99,730
5.750%, 6/15/27		355,000	366,683
5.250%, 11/15/28		38,000	38,976
5.450%, 6/15/29		196,000	203,225
6.950%, 11/15/29		669,000	737,775
Emera US Finance LP
3.550%, 6/15/26		50,000	49,066
Enel Finance International NV
2.500%, 7/12/31(e)§		600,000	520,274
5.000%, 6/15/32§		600,000	605,264
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	104,587
EPH Financing International A/S
6.651%, 11/13/28(m)	EUR	400,000	477,283
Eversource Energy
5.500%, 1/1/34		$100,000	103,439
Series M
3.300%, 1/15/28		150,000	144,742
Exelon Corp.
4.050%, 4/15/30		200,000	196,846
FirstEnergy Corp.
Series B
3.900%, 7/15/27(e)		753,000	740,418
Series C
4.850%, 7/15/47(e)		67,000	61,536
3.400%, 3/1/50		392,000	286,101
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	480,567
5.200%, 4/1/28§		200,000	204,172
FirstEnergy Transmission LLC
5.000%, 1/15/35§		227,000	230,205
4.550%, 4/1/49§		349,000	313,190
Florida Power & Light Co.
5.050%, 4/1/28		300,000	308,924
4.800%, 5/15/33		100,000	102,143
3.950%, 3/1/48		26,000	22,354
3.990%, 3/1/49		129,000	109,721
3.150%, 10/1/49		125,000	91,445
2.875%, 12/4/51		173,000	118,998
5.600%, 6/15/54		87,000	94,941
Fortis, Inc.
3.055%, 10/4/26		75,000	72,960
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.628%, 5/8/25(k)(x)		300,000	300,870
5.004%, 2/23/27		400,000	408,495
4.700%, 5/15/32		213,000	217,019
4.950%, 5/17/33		58,000	59,515
5.250%, 3/15/34		232,000	242,802
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	24,662
Interstate Power & Light Co.
5.450%, 9/30/54		23,000	23,688
IPALCO Enterprises, Inc.
4.250%, 5/1/30		600,000	580,188
ITC Holdings Corp.
3.350%, 11/15/27		25,000	24,301
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/1/54		69,000	70,061
MidAmerican Energy Co.
3.650%, 4/15/29		100,000	98,250
3.150%, 4/15/50		73,000	53,203
5.300%, 2/1/55		149,000	154,200
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27		25,000	24,638
4.625%, 7/15/27		100,000	100,859
2.750%, 11/1/29		600,000	558,030
5.250%, 3/15/34		100,000	103,417
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)		100,000	107,537
Northern States Power Co.
4.125%, 5/15/44		13,000	11,382
4.000%, 8/15/45		35,000	29,692
2.600%, 6/1/51		40,000	25,930
Ohio Power Co.
Series P
2.600%, 4/1/30		23,000	20,875
Series Q
1.625%, 1/15/31		185,000	155,053
Series R
2.900%, 10/1/51		118,000	76,915
Oklahoma Gas & Electric Co.
3.250%, 4/1/30		200,000	189,378
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25		35,000	33,647
3.700%, 11/15/28		25,000	24,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Pacific Gas and Electric Co.
3.150%, 1/1/26	$150,000	$147,151
2.950%, 3/1/26	500,000	488,203
5.550%, 5/15/29	270,000	280,036
3.250%, 6/1/31	900,000	819,612
6.400%, 6/15/33	400,000	435,631
3.500%, 8/1/50	451,000	323,766
6.750%, 1/15/53	96,000	108,749
PacifiCorp
5.100%, 2/15/29	400,000	409,521
PECO Energy Co.
3.050%, 3/15/51	87,000	61,532
2.850%, 9/15/51	109,000	73,247
4.600%, 5/15/52	28,000	26,042
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	48,962
5.250%, 9/1/34	34,000	34,850
Public Service Electric & Gas Co.
3.200%, 5/15/29	100,000	95,730
2.050%, 8/1/50	111,000	65,080
Southern California Edison Co.
5.300%, 3/1/28	600,000	620,027
5.150%, 6/1/29	263,000	272,468
2.850%, 8/1/29	128,000	120,101
2.250%, 6/1/30	96,000	85,495
5.450%, 6/1/31	192,000	202,036
2.750%, 2/1/32	218,000	193,882
5.200%, 6/1/34	74,000	76,458
5.625%, 2/1/36	111,000	117,431
Series 06-E
5.550%, 1/15/37	19,000	20,039
Series G
2.500%, 6/1/31	167,000	147,763
Southern Co. (The)
3.250%, 7/1/26	100,000	98,361
5.113%, 8/1/27(e)	100,000	102,287
5.700%, 3/15/34	174,000	186,359
4.850%, 3/15/35	195,000	196,591
Series A
3.700%, 4/30/30	600,000	578,625
Southwestern Electric Power Co.
Series N
1.650%, 3/15/26	100,000	96,423
Union Electric Co.
2.950%, 3/15/30	250,000	233,438
Virginia Electric and Power Co.
2.300%, 11/15/31	100,000	86,829
5.050%, 8/15/34	40,000	41,066
2.450%, 12/15/50	111,000	68,708
5.550%, 8/15/54	30,000	31,278
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, 5/1/27	400,000	404,000
Vistra Operations Co. LLC
6.000%, 4/15/34§	403,000	428,663
Wisconsin Electric Power Co.
5.050%, 10/1/54	25,000	24,853
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	72,571
Xcel Energy, Inc.
5.450%, 8/15/33	250,000	258,467

		22,774,080

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32	30,000	31,881
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	50,000	51,587
1.750%, 10/1/30	31,000	26,611
4.400%, 7/1/32	53,000	52,041
5.400%, 7/1/34	50,000	51,725
National Fuel Gas Co.
3.950%, 9/15/27	50,000	48,954
2.950%, 3/1/31	700,000	617,086
ONE Gas, Inc.
5.100%, 4/1/29	95,000	98,201
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31	65,000	57,282
Southern California Gas Co.
2.950%, 4/15/27	700,000	679,685
Series XX
2.550%, 2/1/30	200,000	183,057
Spire Missouri, Inc.
3.300%, 6/1/51	23,000	16,541
Series 2034
5.150%, 8/15/34	10,000	10,369

		1,925,020

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28	100,000	103,014
Constellation Energy Generation LLC
5.600%, 3/1/28	330,000	343,647

		446,661

Multi-Utilities (0.3%)
Ameren Corp.
5.000%, 1/15/29	400,000	408,709
CenterPoint Energy, Inc.
1.450%, 6/1/26	30,000	28,611
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27	25,000	24,238
Consumers Energy Co.
4.650%, 3/1/28	50,000	50,790
2.650%, 8/15/52	16,000	10,517
Dominion Energy, Inc.
Series A
1.450%, 4/15/26	40,000	38,337
Series B
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.000%, 6/1/54(k)	39,000	42,481
Series C
2.250%, 8/15/31	45,000	38,853
DTE Energy Co.
5.100%, 3/1/29	400,000	412,107
National Grid plc
5.602%, 6/12/28	300,000	313,384
5.418%, 1/11/34	100,000	103,607
NiSource, Inc.
5.250%, 3/30/28	37,000	38,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
5.400%, 6/30/33		$70,000	$72,752
5.350%, 4/1/34		125,000	129,425
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	413,445
6.125%, 10/15/33		200,000	217,185
San Diego Gas & Electric Co.
3.320%, 4/15/50		16,000	11,696
2.950%, 8/15/51		15,000	10,544
5.350%, 4/1/53		28,000	28,819
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	459,607
2.200%, 12/15/28		100,000	92,011

			2,945,181

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	87,764
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	183,334

			271,098

Total Utilities			28,362,040

Total Corporate Bonds			223,616,710

Foreign Government Securities (1.7%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	328,190
Export Development Canada
3.875%, 2/14/28		$150,000	150,980
4.750%, 6/5/34		60,000	64,026
Export-Import Bank of Korea
0.625%, 2/9/26		200,000	190,680
Federative Republic of Brazil
6.125%, 3/15/34		400,000	407,740
Hungary Government Bond
5.375%, 9/12/33(m)	EUR	6,000	7,180
Japan Bank for International Cooperation
2.375%, 4/20/26		$200,000	194,920
2.250%, 11/4/26		50,000	48,280
3.500%, 10/31/28		200,000	197,607
Japan Government Bond
1.800%, 3/20/54	JPY	89,500,000	582,942
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	582,029
Kingdom of Saudi Arabia
4.750%, 1/16/30§		400,000	407,125
Mex Bonos Desarr Fix Rt
8.500%, 3/1/29	MXN	4,500,000	222,958
7.750%, 11/23/34		3,100,000	141,191
8.000%, 11/7/47		1,125,000	48,132
Series M
7.750%, 11/23/34		3,100,000	141,191
Series M 20
8.500%, 5/31/29		9,272,000	458,723
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	113,248
5.100%, 6/18/50		77,594	77,315
5.250%, 9/10/60		5,000	5,000
Province of Alberta
1.300%, 7/22/30		250,000	216,550
Province of British Columbia
0.900%, 7/20/26(x)		250,000	236,908
4.200%, 7/6/33		150,000	149,883
Province of Manitoba
4.900%, 5/31/34		60,000	63,158
Province of Ontario
3.100%, 5/19/27		250,000	245,365
1.800%, 10/14/31		100,000	86,735
5.050%, 4/24/34		100,000	106,798
Province of Quebec
2.500%, 4/20/26		50,000	48,889
2.750%, 4/12/27(x)		50,000	48,678
3.625%, 4/13/28(x)		100,000	99,406
4.500%, 4/3/29		250,000	256,913
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 38.151%, 4/12/25(k)(m)(r)	ARS	242,000	213
Republic of Chile
3.125%, 1/21/26		$100,000	98,050
Republic of Indonesia
2.850%, 2/14/30		200,000	186,576
3.050%, 3/12/51		200,000	145,722
Republic of Korea
1.750%, 10/15/31		200,000	173,086
Republic of Panama
3.298%, 1/19/33		200,000	166,600
4.500%, 4/1/56		200,000	143,516
Republic of Peru
2.783%, 1/23/31		70,000	62,478
6.950%, 8/12/31§	PEN	258,000	74,347
3.000%, 1/15/34		$200,000	171,592
7.600%, 8/12/39§	PEN	80,000	23,546
3.550%, 3/10/51(x)		$117,000	88,873
Republic of Philippines
2.457%, 5/5/30		200,000	181,588
5.250%, 5/14/34		100,000	104,779
3.200%, 7/6/46		200,000	152,186
Republic of Poland
5.500%, 11/16/27		25,000	26,110
4.625%, 3/18/29		200,000	204,998
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	694,710
Romania Government Bond
2.000%, 4/14/33(m)		800,000	692,940
State of Israel Government Bond
2.875%, 3/16/26		$200,000	193,563
5.500%, 3/12/34		400,000	399,625
State of Qatar
5.103%, 4/23/48§		500,000	514,340
Titulos de Tesoreria
5.750%, 11/3/27	COP	242,800,000	53,134
6.000%, 4/28/28		224,400,000	48,493
Series B
7.000%, 3/26/31		127,500,000	26,708
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	1,869,000	2,413,002
United Mexican States
3.750%, 1/11/28		$200,000	195,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 5/7/29	$200,000	$201,528
3.250%, 4/16/30	200,000	183,400
3.500%, 2/12/34	254,000	216,225
6.350%, 2/9/35	434,000	455,079
4.500%, 1/31/50	400,000	318,224
6.338%, 5/4/53	200,000	198,972

Total Foreign Government Securities		14,738,047

Mortgage-Backed Securities (26.6%)
FHLMC
3.000%, 9/1/27	3,260	3,194
4.170%, 4/1/28	300,000	302,798
4.380%, 5/1/28	800,000	813,274
3.000%, 7/1/28	2,075	2,032
2.500%, 1/1/29	6,970	6,795
3.000%, 1/1/30	7,325	7,177
2.500%, 3/1/30	7,216	6,991
2.500%, 5/1/30	18,334	17,740
3.000%, 5/1/30	14,229	13,933
3.000%, 6/1/30	28,428	27,841
2.500%, 7/1/30	6,859	6,632
3.000%, 7/1/30	14,848	14,541
2.500%, 8/1/30	22,220	21,477
3.000%, 8/1/30	4,566	4,467
2.500%, 9/1/30	28,233	27,275
2.500%, 4/1/31	27,183	26,239
3.500%, 4/1/31	515	509
6.375%, 11/1/31(l)	435	440
3.000%, 10/1/32	2,045	1,992
3.000%, 11/1/32	3,048	2,967
3.000%, 12/1/32	2,098	2,043
5.500%, 2/1/35	3,504	3,635
4.500%, 2/1/39	7,550	7,615
4.500%, 12/1/39	3,290	3,321
4.000%, 8/1/40	3,561	3,505
4.000%, 9/1/40	8,344	8,224
4.000%, 4/1/41	166	164
4.500%, 5/1/41	16,014	16,165
5.500%, 6/1/41	14,176	14,768
5.000%, 11/1/41	30,908	31,785
3.500%, 4/1/42	29,278	28,172
3.500%, 8/1/42	22,758	21,877
3.500%, 10/1/42	1,362	1,316
3.000%, 3/1/43	19,864	18,441
3.500%, 6/1/43	13,180	12,636
3.500%, 7/1/43	3,327	3,195
4.500%, 9/1/43	26,022	26,149
4.500%, 11/1/43	4,754	4,779
4.500%, 12/1/43	18,920	19,096
3.500%, 1/1/44	7,355	7,060
4.000%, 4/1/44	14,845	14,590
3.500%, 6/1/44	5,106	4,909
4.000%, 7/1/44	3,740	3,680
3.000%, 1/1/45	975,327	896,957
3.000%, 7/1/45	521,774	479,359
3.500%, 9/1/45	2,745	2,630
4.000%, 9/1/45	19,819	19,598
4.000%, 12/1/45	7,370	7,275
3.000%, 12/1/46	122,008	112,374
3.500%, 3/1/47	28,493	27,171
4.500%, 4/1/47	48,054	48,364
4.500%, 5/1/47	17,559	17,645
4.500%, 7/1/47	61,923	62,196
3.500%, 10/1/47	38,201	36,501
3.500%, 12/1/47	33,093	31,620
3.500%, 1/1/48	11,936	11,369
4.500%, 7/1/48	146,893	147,563
4.500%, 8/1/48	261,447	262,460
5.000%, 11/1/48	6,398	6,518
4.500%, 4/1/49	28,197	28,229
3.000%, 4/1/50	1,149,705	1,030,984
FHLMC UMBS
3.500%, 1/1/34	31,551	30,873
3.500%, 5/1/35	116,277	114,177
2.000%, 9/1/35	52,447	48,249
2.000%, 1/1/36	108,882	100,304
2.000%, 2/1/36	88,367	81,239
2.000%, 3/1/36	21,009	19,314
1.500%, 4/1/36	230,981	208,556
1.500%, 5/1/36	45,082	40,659
2.000%, 5/1/36	123,886	114,125
2.000%, 3/1/37	301,036	276,736
2.000%, 4/1/37	38,532	35,376
3.000%, 9/1/37	4,112	3,910
3.000%, 6/1/38	80,795	77,173
2.500%, 3/1/41	1,937,084	1,748,104
2.000%, 3/1/42	58,401	50,685
4.000%, 1/1/45	235,901	231,917
4.000%, 9/1/45	238,435	234,106
3.500%, 3/1/46	101,860	97,702
3.500%, 9/1/46	33,339	31,570
4.000%, 7/1/47	49,720	48,569
3.500%, 1/1/48	21,662	20,418
4.000%, 4/1/48	172,688	170,276
4.000%, 6/1/48	4,713	4,609
4.000%, 8/1/48	44,449	43,558
4.500%, 1/1/49	42,960	42,773
4.000%, 5/1/49	5,151	5,019
3.500%, 1/1/50	24,653	23,229
4.000%, 3/1/50	75,428	73,328
3.500%, 6/1/50	63,308	59,593
4.000%, 6/1/50	83,078	80,739
2.500%, 7/1/50	39,506	34,541
3.000%, 7/1/50	16,822	15,405
4.000%, 7/1/50	83,828	81,518
1.500%, 8/1/50	71,041	56,145
2.000%, 8/1/50	22,973	19,270
2.500%, 8/1/50	3,642,746	3,191,742
3.000%, 8/1/50	1,000,527	912,373
2.000%, 9/1/50	60,143	49,997
3.000%, 9/1/50	292,889	268,777
1.500%, 10/1/50	180,270	142,473
2.000%, 11/1/50	42,448	35,619
2.500%, 2/1/51	308,627	271,092
2.000%, 3/1/51	441,292	366,576
2.000%, 4/1/51	159,830	134,367
2.000%, 5/1/51	76,529	64,170
2.500%, 5/1/51	895,918	784,769
3.000%, 6/1/51	1,501,799	1,354,347
2.000%, 7/1/51	291,737	245,807
3.000%, 7/1/51	95,407	86,934
2.000%, 9/1/51	103,460	86,487
2.000%, 10/1/51	291,137	242,299
3.000%, 10/1/51	95,520	86,679
2.500%, 11/1/51	781,337	683,786
2.000%, 12/1/51	212,437	178,000
2.500%, 12/1/51	381,275	333,355
2.000%, 1/1/52	1,139,297	954,980
2.500%, 1/1/52	982,229	856,956
2.000%, 2/1/52	30,193	25,109
3.000%, 2/1/52	70,282	64,084
3.000%, 3/1/52	3,122,291	2,839,150
3.500%, 4/1/52	269,872	251,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 6/1/52	$28,894	$28,054
5.000%, 6/1/52	3,263	3,285
4.500%, 7/1/52	87,131	85,683
5.000%, 7/1/52	53,307	53,966
3.000%, 8/1/52	86,471	78,494
4.000%, 8/1/52	710,399	682,850
4.500%, 8/1/52	24,400	23,982
5.000%, 8/1/52	128,025	128,886
5.000%, 9/1/52	38,259	38,312
4.000%, 10/1/52	190,863	184,416
5.000%, 10/1/52	14,624	14,717
6.000%, 10/1/52	33,321	34,196
5.000%, 11/1/52	42,273	42,412
5.000%, 12/1/52	187,942	188,561
5.000%, 1/1/53	56,246	56,413
5.500%, 1/1/53	90,070	91,487
6.000%, 1/1/53	80,415	82,620
5.000%, 2/1/53	24,630	24,711
6.000%, 2/1/53	44,826	45,929
5.500%, 3/1/53	120,341	122,362
6.000%, 3/1/53	27,184	27,852
6.000%, 4/1/53	44,932	46,111
5.000%, 5/1/53	468,386	468,756
5.500%, 5/1/53	261,428	265,819
6.000%, 5/1/53	162,906	167,424
5.000%, 6/1/53	341,953	341,902
6.000%, 6/1/53	96,401	99,045
5.500%, 8/1/53	22,265	22,562
5.000%, 9/1/53	211,621	211,516
6.500%, 10/1/53	8,796	9,118
6.000%, 11/1/53	84,825	86,836
6.500%, 11/1/53	48,778	50,517
6.500%, 12/1/53	109,880	113,379
6.500%, 1/1/54	17,061	17,706
6.000%, 4/1/54	3,974,721	4,134,645
FNMA
6.574%, 1/1/28(l)	749	751
2.740%, 7/1/29	4,000,000	3,775,664
5.810%, 6/1/31	62,000	65,105
2.630%, 4/1/32	2,519,000	2,238,518
3.300%, 7/1/32	4,934,970	4,651,635
4.500%, 3/1/33(l)	3,223	3,133
6.254%, 1/1/36(l)	12,348	12,700
3.440%, 1/1/37	1,972,562	1,835,163
6.000%, 7/1/39	5,987	6,250
6.972%, 12/1/40(l)	511	516
4.000%, 1/1/41	3,927	3,851
3.500%, 12/1/44	237,123	224,394
3.500%, 2/1/45	422,680	399,990
3.000%, 4/1/45	294,419	266,501
FNMA UMBS
2.500%, 9/1/27	4,686	4,581
2.500%, 4/1/28	1,645	1,603
2.500%, 8/1/28	4,992	4,859
3.500%, 3/1/29	5,861	5,791
3.000%, 4/1/29	9,509	9,323
3.000%, 5/1/29	10,601	10,391
3.000%, 6/1/29	10,598	10,388
3.000%, 9/1/29	9,554	9,364
3.000%, 10/1/29	6,287	6,159
3.000%, 1/1/30	50,019	48,990
2.500%, 2/1/30	2,528	2,454
3.000%, 3/1/30	11,038	10,806
2.500%, 4/1/30	5,583	5,408
3.000%, 4/1/30	9,133	8,941
2.500%, 5/1/30	2,801	2,712
3.000%, 5/1/30	4,834	4,733
2.500%, 7/1/30	10,572	10,212
3.000%, 7/1/30	21,391	20,913
2.500%, 8/1/30	30,231	29,233
3.000%, 8/1/30	46,856	45,814
3.500%, 8/1/30	7,274	7,201
2.500%, 9/1/30	17,595	16,974
3.000%, 9/1/30	21,756	21,270
2.500%, 11/1/30	33,054	31,886
2.500%, 3/1/31	2,753	2,684
3.000%, 3/1/31	3,132	3,058
2.500%, 6/1/31	11,190	10,771
2.500%, 7/1/31	7,642	7,349
2.500%, 8/1/31	871	838
3.000%, 8/1/31	49,513	48,352
4.000%, 8/1/31	2,722	2,717
3.000%, 9/1/31	7,855	7,671
2.000%, 10/1/31	3,096	2,946
2.500%, 10/1/31	60,499	58,138
2.000%, 11/1/31	40,893	38,899
2.500%, 11/1/31	26,518	25,483
2.000%, 12/1/31	4,347	4,132
2.500%, 2/1/32	1,799	1,729
2.000%, 3/1/32	29,853	28,366
2.500%, 3/1/32	7,647	7,336
3.500%, 4/1/32	76,676	75,767
3.500%, 5/1/32	56,094	55,411
3.000%, 6/1/32	15,347	14,953
2.500%, 8/1/32	41,848	40,174
3.000%, 9/1/32	12,563	12,269
2.500%, 2/1/33	71,130	68,640
4.000%, 10/1/33	14,865	14,865
6.000%, 2/1/34	9,389	9,742
5.500%, 5/1/34	41,734	43,178
6.000%, 8/1/34	5,133	5,334
3.000%, 9/1/34	723,903	696,205
3.500%, 12/1/34	514,827	501,669
2.500%, 2/1/35	390,501	376,285
5.000%, 2/1/35	44,201	45,156
5.500%, 2/1/35	19,951	20,646
6.000%, 4/1/35	82,115	85,106
3.000%, 8/1/35	51,535	49,595
5.000%, 9/1/35	2,740	2,794
2.500%, 10/1/35	105,029	99,188
2.500%, 12/1/35	352,392	332,287
3.000%, 12/1/35	46,359	44,600
5.500%, 12/1/35	14,312	14,847
4.000%, 1/1/36	22,362	22,077
2.000%, 2/1/36	24,605	22,590
1.500%, 3/1/36	24,946	22,499
2.000%, 3/1/36	50,974	46,862
2.000%, 4/1/36	42,179	38,856
1.500%, 5/1/36	40,684	36,692
2.000%, 5/1/36	288,308	265,592
3.000%, 5/1/36	25,577	24,592
1.500%, 6/1/36	144,905	130,688
2.000%, 7/1/36	47,899	44,036
3.000%, 10/1/36	1,721	1,644
2.000%, 11/1/36	21,857	20,088
3.000%, 11/1/36	18,221	17,376
1.500%, 12/1/36	94,051	84,617
3.000%, 12/1/36	30,686	29,263
2.000%, 1/1/37	21,424	19,689
1.500%, 2/1/37	42,147	38,012
2.000%, 2/1/37	148,266	136,253
2.000%, 3/1/37	100,058	91,775
2.000%, 4/1/37	65,886	60,530
6.000%, 2/1/38	3,397	3,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 3/1/38	$1,614	$1,695
6.000%, 5/1/38	4,260	4,466
6.000%, 10/1/38	1,286	1,347
6.000%, 12/1/38	2,080	2,183
5.500%, 1/1/39	8,546	8,900
4.500%, 7/1/39	88,318	89,025
5.500%, 9/1/39	14,077	14,681
5.500%, 12/1/39	12,529	13,039
5.500%, 3/1/40	1,284	1,339
6.500%, 5/1/40	35,012	36,946
4.500%, 7/1/40	9,530	9,608
4.000%, 9/1/40	15,106	14,877
2.000%, 12/1/40	80,604	70,156
4.000%, 12/1/40	244,478	240,407
5.500%, 4/1/41	2,558	2,668
4.500%, 5/1/41	845	852
4.500%, 7/1/41	1,494	1,506
5.000%, 7/1/41	46,416	47,681
5.000%, 8/1/41	1,269	1,302
4.500%, 9/1/41	7,761	7,824
4.500%, 10/1/41	3,155	3,180
1.500%, 11/1/41	1,317,797	1,108,206
1.500%, 12/1/41	669,295	562,846
3.500%, 1/1/42	13,868	13,340
4.000%, 1/1/42	27,399	26,921
2.000%, 2/1/42	400,502	347,586
2.000%, 3/1/42	455,881	395,648
2.000%, 4/1/42	53,228	46,195
3.500%, 4/1/42	6,262	6,014
3.500%, 5/1/42	587	564
4.000%, 5/1/42	29,611	29,081
3.500%, 6/1/42	1,534	1,472
3.500%, 7/1/42	2,071	1,986
2.000%, 8/1/42	194,813	169,500
4.500%, 8/1/42	7,421	7,481
4.500%, 9/1/42	10,474	10,559
3.000%, 3/1/43	101,702	94,133
3.000%, 4/1/43	56,495	52,274
3.000%, 5/1/43	46,095	42,682
3.000%, 6/1/43	23,295	21,574
4.500%, 9/1/43	12,601	12,649
4.500%, 11/1/43	67,491	68,210
4.500%, 12/1/43	11,731	11,771
5.000%, 12/1/43	79,582	81,725
4.500%, 1/1/44	14,932	14,984
4.500%, 6/1/44	95,309	95,759
3.000%, 10/1/44	842,622	779,452
3.500%, 2/1/45	139,813	134,186
4.500%, 7/1/45	28,574	28,762
4.500%, 11/1/45	47,904	48,149
4.500%, 12/1/45	21,757	21,860
3.000%, 6/1/46	9,867	9,109
4.500%, 7/1/46	89,557	90,483
3.000%, 8/1/46	1,359	1,257
3.000%, 9/1/46	23,043	21,259
3.000%, 11/1/46	2,038	1,876
3.500%, 11/1/46	6,934	6,568
4.000%, 11/1/46	14,270	13,917
3.000%, 12/1/46	1,008,717	922,647
2.500%, 2/1/47	802,022	715,507
3.000%, 2/1/47	44,106	40,599
4.000%, 3/1/47	787,769	759,632
3.000%, 4/1/47	1,021,173	933,596
4.000%, 4/1/47	2,565	2,501
3.500%, 5/1/47	28,659	27,228
4.000%, 6/1/47	48,735	47,424
4.000%, 8/1/47	24,251	23,651
4.000%, 9/1/47	1,806	1,758
4.000%, 10/1/47	21,790	21,177
4.500%, 10/1/47	5,993	6,014
3.500%, 11/1/47	35,863	33,837
4.500%, 11/1/47	55,558	55,656
3.500%, 12/1/47	35,905	33,843
3.500%, 1/1/48	57,469	54,358
4.000%, 1/1/48	114,647	111,710
4.500%, 1/1/48	54,917	54,988
3.500%, 2/1/48	16,408	15,465
3.500%, 3/1/48	118,690	111,873
3.500%, 4/1/48	6,329	6,039
4.000%, 4/1/48	3,220	3,128
4.500%, 4/1/48	21,128	21,254
4.000%, 5/1/48	3,785	3,677
4.500%, 5/1/48	380,682	382,138
3.500%, 6/1/48	606,148	571,146
4.000%, 6/1/48	2,683	2,606
4.000%, 7/1/48	2,652	2,576
4.500%, 7/1/48	406,202	405,041
4.000%, 8/1/48	35,204	34,378
4.500%, 8/1/48	43,669	43,793
5.000%, 8/1/48	3,509	3,566
4.000%, 9/1/48	17,142	16,649
5.000%, 9/1/48	11,840	12,030
4.000%, 10/1/48	7,847	7,619
4.500%, 11/1/48	34,160	34,161
4.000%, 1/1/49	71,438	69,695
4.500%, 2/1/49	128,912	129,198
4.500%, 5/1/49	262,202	263,522
5.000%, 5/1/49	32,116	32,633
3.500%, 6/1/49	780,715	736,528
4.000%, 9/1/49	71,387	69,287
4.500%, 9/1/49	8,004	7,975
4.000%, 3/1/50	31,469	30,455
4.000%, 5/1/50	28,801	27,936
4.000%, 6/1/50	65,850	63,688
2.500%, 7/1/50	859,799	753,736
2.000%, 8/1/50	3,261,805	2,711,646
2.500%, 8/1/50	504,328	441,573
3.000%, 8/1/50	173,877	158,217
2.000%, 9/1/50	133,981	111,380
4.000%, 9/1/50	98,193	95,779
1.500%, 10/1/50	187,803	148,426
2.000%, 10/1/50	181,469	150,857
2.500%, 10/1/50	1,281,131	1,121,715
1.500%, 11/1/50	163,356	129,105
2.000%, 11/1/50	23,893	19,862
2.500%, 11/1/50	158,646	139,351
2.000%, 12/1/50	150,039	125,866
2.000%, 1/1/51	174,350	144,831
3.500%, 1/1/51	737,140	692,040
4.000%, 1/1/51	225,545	219,373
2.000%, 2/1/51	225,178	187,053
1.500%, 3/1/51	219,992	173,866
2.000%, 3/1/51	118,219	99,103
4.000%, 3/1/51	104,236	101,106
2.000%, 4/1/51	238,793	200,251
3.000%, 6/1/51	1,920,311	1,733,568
2.000%, 8/1/51	1,245,065	1,031,916
2.500%, 9/1/51	2,174,723	1,899,022
3.500%, 9/1/51	1,466,036	1,371,414
2.000%, 11/1/51	991,868	827,898
2.500%, 11/1/51	575,540	500,425
3.000%, 11/1/51	214,219	193,990
2.000%, 12/1/51	440,045	368,376
3.000%, 12/1/51	95,282	86,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 12/1/51	$3,573,463	$3,369,625
2.000%, 1/1/52	481,573	404,096
2.500%, 1/1/52	1,190,091	1,041,525
2.000%, 2/1/52	964,133	803,904
2.500%, 2/1/52	241,502	211,665
2.000%, 3/1/52	683,428	572,216
3.000%, 3/1/52	198,586	180,267
3.000%, 4/1/52	46,626	42,384
4.000%, 4/1/52	40,688	39,492
3.000%, 5/1/52	76,153	69,033
4.000%, 6/1/52	84,725	82,181
4.500%, 7/1/52	13,342	13,113
5.000%, 7/1/52	113,584	114,819
4.500%, 8/1/52	3,546,016	3,492,947
4.000%, 10/1/52	84,995	82,735
4.000%, 12/1/52	198,835	190,875
5.000%, 1/1/53	179,365	179,515
5.500%, 1/1/53	134,605	136,615
6.000%, 1/1/53	110,729	113,765
5.000%, 3/1/53	170,494	170,690
5.000%, 4/1/53	1,037,590	1,039,145
6.000%, 4/1/53	60,392	62,067
4.500%, 5/1/53	448,787	442,771
5.000%, 5/1/53	3,144,103	3,143,933
5.500%, 5/1/53	339,429	344,973
6.000%, 5/1/53	195,177	200,368
5.500%, 6/1/53	98,954	100,616
5.000%, 7/1/53	559,059	562,383
6.000%, 7/1/53	160,471	164,871
6.000%, 8/1/53	315,233	322,794
6.500%, 8/1/53	148,943	154,255
6.500%, 9/1/53	40,853	42,310
6.500%, 10/1/53	156,126	161,739
6.000%, 1/1/54	71,236	73,107
6.500%, 1/1/54	19,413	20,146
6.500%, 2/1/54	247,056	255,866
5.500%, 3/1/54	1,941,664	1,989,445
6.500%, 6/1/54	267,629	276,253
5.500%, 8/1/54	3,497,859	3,593,964
6.500%, 9/1/54	54,899	56,599
FNMA/FHLMC UMBS, 15 Year, Single Family
2.500%, 10/25/39 TBA	39,000	36,535
4.000%, 10/25/39 TBA	63,000	62,513
4.500%, 10/25/39 TBA	227,000	227,603
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/54 TBA	579,008	478,225
2.500%, 10/25/54 TBA	2,788,500	2,403,774
3.000%, 10/25/54 TBA	20,855,569	18,699,950
3.500%, 10/25/54 TBA	608,418	566,257
4.000%, 10/25/54 TBA	32,000	30,710
5.000%, 10/25/54 TBA	4,018,121	4,013,726
5.500%, 10/25/54 TBA	2,675,512	2,706,029
6.000%, 10/25/54 TBA	557,500	569,608
6.500%, 10/25/54 TBA	104,000	107,201
3.500%, 11/25/54 TBA	17,800,000	16,577,640
4.000%, 11/25/54 TBA	21,105,899	20,260,838
4.500%, 11/25/54 TBA	6,600,000	6,485,274
5.000%, 11/25/54 TBA	15,500,000	15,486,075
5.500%, 11/25/54 TBA	16,200,000	16,387,312
6.000%, 11/25/54 TBA	1,700,000	1,737,453
6.500%, 11/25/54 TBA	307,800	317,443
GNMA
3.625%, 7/20/27(l)	128	127
5.500%, 4/15/33	332	340
5.000%, 12/15/38	2,393	2,442
4.000%, 4/20/39	948	932
5.000%, 7/15/39	7,286	7,430
4.000%, 7/20/39	2,282	2,244
5.000%, 10/20/39	2,401	2,455
4.500%, 12/20/39	953	960
4.500%, 1/20/40	1,147	1,154
4.500%, 2/20/40	951	957
4.500%, 5/20/40	79	79
4.000%, 10/20/40	12,113	11,904
4.000%, 11/20/40	37,164	36,522
5.000%, 12/15/40	8,918	9,116
4.000%, 12/20/40	14,909	14,651
4.000%, 1/20/41	12,876	12,653
4.000%, 3/15/41	9,479	9,319
4.500%, 7/20/41	5,540	5,578
3.500%, 1/15/42	7,576	7,277
4.500%, 2/15/42	69,923	70,162
5.000%, 7/20/42	6,629	6,774
3.500%, 4/15/43	10,830	10,387
3.500%, 4/20/43	26,137	25,054
3.500%, 2/20/44	82,388	78,843
5.000%, 7/20/44	902	924
4.000%, 10/20/44	402	394
3.500%, 1/20/45	177,008	166,213
3.000%, 2/15/45	19,501	18,122
3.500%, 5/20/45	16,516	15,720
3.000%, 7/15/45	110,633	102,260
4.000%, 8/20/45	221,315	216,773
3.500%, 4/20/46	325,606	309,412
3.500%, 5/20/46	15,423	14,656
3.500%, 6/20/46	190,554	180,958
3.500%, 7/20/46	66,484	63,135
3.500%, 9/20/46	227,808	216,336
3.500%, 10/20/46	33,787	32,141
4.000%, 5/20/47	3,285	3,207
4.000%, 6/20/47	31,271	30,532
4.000%, 11/20/47	36,024	35,127
4.000%, 12/20/47	17,645	17,205
4.500%, 9/20/48	15,339	15,341
5.000%, 1/20/49	3,218	3,269
5.000%, 2/20/49	142,851	145,128
4.500%, 3/20/49	62,734	62,447
5.000%, 6/20/49	124,020	125,996
5.000%, 7/20/49	37,096	37,722
3.500%, 11/15/49	6,126	5,809
5.000%, 12/20/49	34,168	34,809
3.500%, 2/15/50	97,207	92,054
4.500%, 4/20/50	22,727	22,616
4.000%, 5/20/50	11,543	11,227
2.000%, 8/20/50	482,277	408,804
2.000%, 11/20/50	82,153	69,663
2.000%, 1/20/51	1,033,031	875,976
2.000%, 2/20/51	83,837	70,986
2.500%, 3/20/51	1,704,252	1,489,246
2.500%, 4/20/51	2,112,558	1,849,239
3.000%, 6/20/51	523,607	478,025
2.500%, 8/20/51	1,613,496	1,410,444
3.000%, 8/20/51	632,821	576,693
2.500%, 10/20/51	244,156	214,899
2.500%, 12/20/51	168,170	147,966
3.000%, 12/20/51	171,679	156,398
2.500%, 5/20/52	390,130	343,258
2.500%, 6/20/52	305,634	268,914
2.500%, 7/20/52	195,756	172,452
2.500%, 12/20/52	34,502	30,422
4.000%, 12/20/52	278,312	269,101
2.500%, 1/20/53	110,043	96,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 10/15/54 TBA	$769,400	$651,586
2.500%, 10/15/54 TBA	565,714	497,828
3.000%, 10/15/54 TBA	453,769	413,461
3.500%, 10/15/54 TBA	402,000	377,566
4.000%, 10/15/54 TBA	278,500	269,101
4.500%, 10/15/54 TBA	702,000	692,731
5.000%, 10/15/54 TBA	881,000	882,377
5.500%, 10/15/54 TBA	1,006,000	1,015,510
6.000%, 10/15/54 TBA	27,000	27,449
6.000%, 11/15/54 TBA	780,000	792,583
6.500%, 11/15/54 TBA	537,000	548,873

Total Mortgage-Backed Securities		226,249,317

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	75,022
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	64,209
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	64,683
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	43,000	49,099
Golden State Tobacco Securitization Corp., Series 2021 B-1
3.850%, 6/1/50	165,000	154,675
Los Angeles Community College District
6.600%, 8/1/42	25,000	29,040
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	523,113
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	55,000	62,463
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	91,258
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	40,545
New York State Dormitory Authority
5.389%, 3/15/40	45,000	46,365
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	535,216
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	74,018
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	98,210
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	163,396
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	254,118	258,106
State of Texas
5.517%, 4/1/39	80,000	85,854
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	316,001
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	53,336

Total Municipal Bonds		2,784,609

Supranational (0.6%)
African Development Bank
0.875%, 3/23/26	150,000	143,423
Asian Development Bank
1.000%, 4/14/26	100,000	95,775
2.625%, 1/12/27	50,000	48,795
1.500%, 1/20/27	350,000	333,176
1.875%, 1/24/30	200,000	182,479
3.875%, 9/28/32	160,000	161,039
4.000%, 1/12/33	85,000	85,533
3.875%, 6/14/33	100,000	99,812
Corp. Andina de Fomento
5.250%, 11/21/25	100,000	100,752
Council of Europe Development Bank
0.875%, 9/22/26	50,000	47,280
3.625%, 1/26/28	25,000	24,936
European Bank for Reconstruction & Development
0.500%, 1/28/26	200,000	190,956
European Investment Bank
2.125%, 4/13/26(x)	75,000	73,146
0.750%, 10/26/26(x)	139,000	130,826
4.375%, 3/19/27	100,000	101,680
4.500%, 10/16/28	125,000	128,976
4.000%, 2/15/29	70,000	70,962
1.750%, 3/15/29(x)	53,000	48,840
4.750%, 6/15/29	167,000	174,677
1.625%, 10/9/29	55,000	49,870
0.750%, 9/23/30	100,000	84,473
4.125%, 2/13/34	71,000	72,129
European Union
2.500%, 10/4/52(m)	170,000	161,399
3.000%, 3/4/53(m)	165,000	172,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Inter-American Development Bank
4.500%, 5/15/26	$180,000	$181,847
4.125%, 2/15/29	200,000	203,590
2.250%, 6/18/29	50,000	46,918
3.625%, 9/17/31	200,000	198,043
4.375%, 7/17/34	100,000	103,419
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	50,593
4.250%, 2/14/29	100,000	101,930
International Bank for Reconstruction & Development
3.125%, 11/20/25	25,000	24,745
1.875%, 10/27/26	150,000	144,444
3.125%, 6/15/27	200,000	197,180
0.750%, 11/24/27	95,000	86,809
4.625%, 8/1/28	80,000	82,746
1.125%, 9/13/28	200,000	181,606
4.000%, 7/25/30	180,000	182,644
0.750%, 8/26/30	170,000	143,575
1.625%, 11/3/31	238,000	206,227
International Finance Corp.
0.750%, 10/8/26	80,000	75,375
4.250%, 7/2/29	80,000	81,982
0.750%, 8/27/30	100,000	84,450
Nordic Investment Bank
4.375%, 3/14/28	200,000	204,426

Total Supranational		5,366,165

U.S. Government Agency Securities (1.3%)
FFCB
5.125%, 10/10/25	250,000	252,888
1.040%, 1/25/29	250,000	223,132
1.380%, 1/14/31	250,000	214,154
FHLB
3.625%, 9/4/26	250,000	249,671
4.625%, 11/17/26	250,000	254,809
4.750%, 4/9/27	180,000	184,847
4.000%, 6/30/28	100,000	101,385
3.250%, 11/16/28	250,000	246,785
FHLMC
5.375%, 4/24/25	800,000	800,110
0.650%, 10/22/25	2,600,000	2,511,429
0.650%, 10/27/25	2,600,000	2,507,808
0.800%, 10/28/26	2,600,000	2,447,175
FNMA
2.125%, 4/24/26	110,000	107,298
1.875%, 9/24/26	100,000	96,583
0.750%, 10/8/27	250,000	229,615
0.875%, 8/5/30	500,000	425,208
Tennessee Valley Authority
3.875%, 3/15/28	38,000	38,299

Total U.S. Government Agency Securities		10,891,196

U.S. Treasury Obligations (33.2%)
U.S. Treasury Bonds
6.750%, 8/15/26	100,000	105,810
4.250%, 5/15/39	102,000	105,291
4.500%, 8/15/39	249,000	263,710
4.375%, 11/15/39	860,000	898,420
4.625%, 2/15/40	505,000	541,727
1.125%, 5/15/40	581,000	383,360
4.375%, 5/15/40	429,400	448,089
1.125%, 8/15/40	3,995,000	2,611,272
3.875%, 8/15/40	405,000	398,460
1.375%, 11/15/40(z)	12,233,000	8,285,807
4.250%, 11/15/40	405,000	416,182
1.875%, 2/15/41(z)	9,956,000	7,289,607
4.375%, 5/15/41(z)	3,200,000	3,334,086
2.000%, 11/15/41	5,387,000	3,956,620
3.000%, 5/15/42	387,000	332,164
3.250%, 5/15/42(z)	1,600,000	1,420,452
3.125%, 2/15/43	601,000	519,363
2.875%, 5/15/43(z)	2,886,500	2,393,447
3.625%, 8/15/43(z)	2,143,900	1,981,895
4.375%, 8/15/43(z)	1,100,000	1,129,887
3.750%, 11/15/43(z)	1,843,900	1,732,803
4.750%, 11/15/43	169,000	182,124
3.625%, 2/15/44(z)	1,300,000	1,197,931
3.375%, 5/15/44(z)	1,200,000	1,064,751
4.625%, 5/15/44#	3,102,100	3,284,781
3.125%, 8/15/44	1,229,500	1,046,661
3.000%, 11/15/44	1,000,000	833,101
2.500%, 2/15/45	5,141,000	3,923,200
2.875%, 8/15/45(z)	1,800,000	1,461,220
2.250%, 8/15/46	600,000	428,933
2.875%, 11/15/46	357,000	286,629
3.000%, 5/15/47	1,385,900	1,132,338
2.750%, 11/15/47	1,798,200	1,398,161
3.000%, 2/15/48(z)	2,300,000	1,868,077
3.000%, 2/15/49#	2,091,500	1,690,406
2.875%, 5/15/49	400,000	315,230
1.375%, 8/15/50	8,250,000	4,536,493
1.625%, 11/15/50	10,181,300	5,976,648
1.875%, 2/15/51	367,000	229,557
2.375%, 5/15/51	278,700	196,317
1.875%, 11/15/51	502,000	312,194
2.250%, 2/15/52	7,000	4,765
2.875%, 5/15/52	116,000	90,703
3.000%, 8/15/52	926,400	743,432
4.000%, 11/15/52	27,000	26,237
3.625%, 5/15/53	3,000	2,726
4.250%, 8/15/54	167,000	170,320
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	400,719	319,354
1.000%, 2/15/49 TIPS	124,998	101,685
0.250%, 2/15/50 TIPS	367,032	242,716
0.125%, 2/15/51 TIPS	604,070	379,875
0.125%, 2/15/52 TIPS	112,991	70,043
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS	4,647,965	4,590,912
0.125%, 4/15/25 TIPS	487,092	478,350
0.375%, 7/15/25 TIPS	3,050,651	3,005,938
0.125%, 10/15/25 TIPS	2,909,376	2,852,328
1.250%, 4/15/28 TIPS	7,445,344	7,370,415
0.125%, 7/15/31 TIPS	2,229,783	2,038,178
0.125%, 1/15/32 TIPS	340,407	307,342
0.625%, 7/15/32 TIPS	1,840,369	1,720,885
1.750%, 1/15/34 TIPS	102,326	103,349
1.875%, 7/15/34 TIPS	300,723	307,656
U.S. Treasury Notes
1.500%, 11/30/24	16,000	15,912
4.500%, 11/30/24(x)	122,000	121,930
1.375%, 1/31/25(x)	152,000	150,397
2.000%, 2/15/25	12,000	11,885
4.625%, 2/28/25	161,000	161,109
1.750%, 3/15/25	75,000	74,125
3.875%, 3/31/25	152,000	151,622
2.625%, 4/15/25	1,114,900	1,105,135
0.375%, 4/30/25	1,709,700	1,671,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 4/30/25	$220,000	$219,422
2.125%, 5/15/25	1,653,000	1,631,158
4.250%, 5/31/25	215,000	215,028
3.000%, 7/15/25	87,000	86,279
0.250%, 7/31/25	778,800	754,599
3.125%, 8/15/25	181,000	179,539
5.000%, 8/31/25	1,441,500	1,453,439
5.000%, 9/30/25	1,365,200	1,378,439
5.000%, 10/31/25	1,000,000	1,010,879
2.250%, 11/15/25	900,000	883,633
4.500%, 11/15/25	904,000	909,685
0.375%, 11/30/25	1,160,000	1,113,871
4.875%, 11/30/25	749,000	757,136
4.000%, 12/15/25	2,459,000	2,462,744
0.375%, 12/31/25	850,000	814,163
3.875%, 1/15/26	700,000	700,276
0.375%, 1/31/26	750,000	716,631
4.250%, 1/31/26	93,000	93,494
1.625%, 2/15/26	2,875,000	2,791,221
0.500%, 2/28/26	1,164,200	1,111,806
4.625%, 2/28/26	1,000,000	1,011,144
4.625%, 3/15/26	1,457,000	1,474,347
4.500%, 3/31/26	2,058,000	2,079,622
3.750%, 4/15/26	79,000	78,991
0.750%, 4/30/26	4,305,000	4,108,160
2.375%, 4/30/26	650,000	636,338
4.875%, 4/30/26	6,000	6,102
1.625%, 5/15/26	6,950,000	6,720,067
3.625%, 5/15/26	1,110,000	1,108,049
0.750%, 5/31/26	3,468,000	3,302,654
4.875%, 5/31/26	500,000	509,157
4.125%, 6/15/26	561,000	564,768
0.875%, 6/30/26	2,000,000	1,905,165
4.625%, 6/30/26	281,000	285,307
4.500%, 7/15/26	1,204,000	1,220,591
0.625%, 7/31/26	1,950,000	1,845,016
1.500%, 8/15/26	8,103,000	7,785,405
4.625%, 9/15/26	170,000	173,034
0.875%, 9/30/26	1,800,000	1,704,656
3.500%, 9/30/26	250,000	249,277
4.625%, 10/15/26	513,000	522,680
2.000%, 11/15/26	3,118,000	3,013,621
1.500%, 1/31/27	71,000	67,650
2.250%, 2/15/27	3,625,000	3,512,575
4.125%, 2/15/27	27,000	27,305
0.625%, 3/31/27	1,000,000	929,298
2.375%, 5/15/27	2,510,000	2,432,841
4.500%, 5/15/27	1,249,000	1,276,903
0.500%, 5/31/27	2,228,000	2,053,915
4.625%, 6/15/27	368,000	377,837
0.500%, 6/30/27	750,000	689,779
4.375%, 7/15/27	590,000	602,183
2.250%, 8/15/27	2,087,500	2,011,480
3.750%, 8/15/27	500,000	502,268
0.500%, 8/31/27	2,515,600	2,302,478
3.375%, 9/15/27	750,000	745,990
0.375%, 9/30/27	281,500	256,050
4.125%, 9/30/27	13,000	13,204
4.125%, 10/31/27	406,000	412,342
2.250%, 11/15/27	4,710,000	4,524,103
0.625%, 11/30/27	875,000	797,973
3.875%, 11/30/27	907,000	914,652
0.625%, 12/31/27	800,000	727,924
3.875%, 12/31/27	861,000	868,853
3.500%, 1/31/28	1,100,000	1,097,225
2.750%, 2/15/28	3,110,000	3,026,549
4.000%, 2/29/28	1,000,000	1,013,371
1.250%, 3/31/28	500,000	461,836
3.625%, 3/31/28	2,436,700	2,440,505
3.500%, 4/30/28	500,000	498,600
2.875%, 5/15/28	1,010,000	985,321
1.250%, 5/31/28	1,113,000	1,023,960
3.625%, 5/31/28	3,165,100	3,169,040
1.250%, 6/30/28	500,000	459,197
4.000%, 6/30/28	3,643,700	3,696,925
4.125%, 7/31/28	1,023,000	1,042,495
2.875%, 8/15/28	3,020,000	2,941,196
4.375%, 8/31/28	1,250,000	1,285,558
1.250%, 9/30/28	1,676,700	1,531,405
4.625%, 9/30/28	250,000	259,598
4.875%, 10/31/28	1,258,200	1,319,195
3.125%, 11/15/28	3,728,000	3,660,543
4.375%, 11/30/28	512,000	527,400
3.750%, 12/31/28	850,000	855,312
4.000%, 1/31/29	1,004,000	1,020,547
2.625%, 2/15/29	2,224,000	2,137,078
4.250%, 2/28/29	1,016,000	1,043,674
4.125%, 3/31/29	257,000	262,716
4.625%, 4/30/29	20,000	20,875
2.375%, 5/15/29	3,630,000	3,443,005
4.500%, 5/31/29	718,000	746,305
3.250%, 6/30/29	904,400	890,727
3.625%, 8/31/29	96,000	96,240
4.000%, 10/31/29	500,000	508,963
1.750%, 11/15/29	530,000	485,165
3.875%, 11/30/29	500,000	506,195
3.875%, 12/31/29	892,000	903,081
3.500%, 1/31/30	600,000	596,672
1.500%, 2/15/30	1,851,000	1,660,423
4.000%, 2/28/30	515,000	524,499
3.625%, 3/31/30	500,000	499,998
3.500%, 4/30/30	750,000	745,376
0.625%, 5/15/30	1,575,000	1,336,219
3.750%, 5/31/30	550,000	553,267
3.750%, 6/30/30	400,000	402,376
4.000%, 7/31/30	601,000	612,323
0.625%, 8/15/30	1,500,000	1,262,911
4.625%, 9/30/30	256,000	269,445
4.875%, 10/31/30	1,000,800	1,067,431
0.875%, 11/15/30	10,350,000	8,801,019
4.375%, 11/30/30	517,000	537,439
3.750%, 12/31/30	1,250,000	1,256,530
4.000%, 1/31/31	750,000	764,289
1.125%, 2/15/31	2,400,000	2,062,316
4.250%, 2/28/31	500,000	516,724
4.125%, 3/31/31	750,000	769,857
4.625%, 4/30/31	250,000	263,904
1.625%, 5/15/31	3,651,000	3,215,597
4.625%, 5/31/31	500,000	527,967
4.250%, 6/30/31	400,000	413,839
4.125%, 7/31/31	750,000	770,387
1.250%, 8/15/31	4,198,000	3,581,421
3.750%, 8/31/31	300,000	301,367
1.375%, 11/15/31	2,500,000	2,138,981
1.875%, 2/15/32	3,200,000	2,823,236
2.875%, 5/15/32	1,660,900	1,568,909
2.750%, 8/15/32	4,179,000	3,901,229
4.125%, 11/15/32	846,000	869,527
3.500%, 2/15/33	750,000	736,359
3.375%, 5/15/33	1,713,000	1,664,144
3.875%, 8/15/33	1,387,000	1,396,978
4.500%, 11/15/33	1,500,000	1,582,557
4.000%, 2/15/34	2,703,000	2,746,919
4.375%, 5/15/34	2,094,000	2,191,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
3.875%, 8/15/34		$835,000	$839,938

Total U.S. Treasury Obligations			283,072,167

Total Long-Term Debt Securities (113.2%) (Cost $1,021,064,250)			964,536,828

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
Consolidated Edison Co. of New York, Inc.
4.92%, 10/2/24(n)(p)		250,000	249,932
Crown Castle Operating Co.
5.27%, 10/29/24(n)(p)§		350,000	348,520
Crown Castle, Inc.
5.21%, 10/1/24(n)(p)§		600,000	599,913
5.26%, 10/24/24(n)(p)§		250,000	249,126

Total Commercial Paper			1,447,491

Foreign Government Treasury Bills (0.0%)†
Federative Republic of Brazil
0.00%, 4/1/25(p)	BRL	1,700,000	295,613

	Number of Shares		Value (Note 1)
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.83% (7 day yield) (xx)		800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)		800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)		3,465,869	3,465,869
JPMorgan Prime Money Market Fund, IM Shares 5.08% (7 day yield)		5,444,030	5,447,297

Total Investment Companies			10,513,166

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.3%)
U.S. Treasury Bills
4.49%, 12/24/24(p)(v)		$2,200,000	2,176,907

Total Short-Term Investments (1.7%) (Cost $14,436,164)			14,433,177

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
3 Month SOFR 11/15/2024 at USD 95.25, American Style Notional Amount: USD 27,500,000 Exchange Traded*		110	195,250
3 Month SOFR 11/15/2024 at USD 95.75, American Style Notional Amount: USD 27,500,000 Exchange Traded*		110	66,000

			261,250

Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
3 Month SOFR 10/11/2024 at USD 96.94, American Style Notional Amount: USD 87,750,000 Exchange Traded*		351	76,781

Total Options Purchased (0.0%)† (Cost $128,227)			338,031

Total Investments Before Securities Sold Short (114.9%) (Cost $1,035,628,641)			979,308,036

	Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.1%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 10/25/39 TBA		$(271,135)	(241,755)
2.000%, 10/25/39 TBA		(164,000)	(149,906)
3.000%, 10/25/39 TBA		(16,000)	(15,328)
3.500%, 10/25/39 TBA		(46,000)	(45,012)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 10/25/54 TBA		(652,800)	(641,427)
4.500%, 11/25/54 TBA		(200,000)	(196,523)

Total Securities Sold Short (-0.1%) (Proceeds Received $1,296,708)			(1,289,951)

Total Investments after Securities Sold Short (114.8%) (Cost $1,034,331,933)			978,018,085
Other Assets Less Liabilities (-14.8%)			(126,061,340)

Net Assets (100%)			$851,956,745

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2024, the market value of these securities amounted to $161,400,595 or 18.9% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $237,839.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $8,782,955 or 1.0% of net assets.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $151,394.

(x)	All or a portion of security is on loan at September 30, 2024.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $5,184,739. This was collateralized by $250,558 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.500%, maturing 10/1/24 – 8/15/52 and by cash of $5,065,869 which was subsequently invested in investment companies.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

ASX — Australian Securities Exchange

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Futures contracts outstanding as of September 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	18	12/2024	AUD	1,448,470	(17,278)
Euro-Bund	9	12/2024	EUR	1,351,676	(171)
Euro-OAT	14	12/2024	EUR	1,976,687	11,252
U.S. Treasury 2 Year Note	38	12/2024	USD	7,913,203	15,982
U.S. Treasury 5 Year Note	159	12/2024	USD	17,471,367	29,142
U.S. Treasury 10 Year Note	32	12/2024	USD	3,657,000	9,998
U.S. Treasury Long Bond	32	12/2024	USD	3,974,000	(14,093)
3 Month SONIA	1	3/2025	GBP	319,230	(2,369)

					32,463

Short Contracts
Euro-BTP	(11)	12/2024	EUR	(1,487,358)	(36,253)
Euro-Buxl	(9)	12/2024	EUR	(1,365,301)	326
Japan 10 Year Bond	(3)	12/2024	JPY	(3,019,308)	(5,964)
U.S. Treasury 2 Year Note	(31)	12/2024	USD	(6,455,508)	7,933
U.S. Treasury 10 Year Note	(1)	12/2024	USD	(114,281)	14
U.S. Treasury 10 Year Ultra
Note	(170)	12/2024	USD	(20,110,469)	47,630
U.S. Treasury Long Bond	(29)	12/2024	USD	(3,601,437)	40,059
U.S. Treasury Ultra Bond	(18)	12/2024	USD	(2,395,687)	4,764
3 Month SOFR	(40)	3/2026	USD	(9,700,000)	(9,480)

					49,029

					81,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	656,266	USD	451,577	Barclays Bank plc	10/2/2024	2,133
BRL	5,124,521	USD	921,432	JPMorgan Chase Bank**	10/2/2024	19,244
GBP	965,000	USD	1,269,863	HSBC Bank plc	10/2/2024	20,293
USD	1,306,332	CAD	1,762,252	Goldman Sachs Bank USA	10/2/2024	3,325
USD	52,014	DKK	347,948	JPMorgan Chase Bank	10/2/2024	55
USD	9,453,528	EUR	8,490,000	Goldman Sachs Bank USA	10/2/2024	2,885
USD	511,468	EUR	458,000	JPMorgan Chase Bank	10/2/2024	1,646
USD	83,767	MXN	1,642,646	Barclays Bank plc	10/28/2024	697
USD	1,303,826	CAD	1,760,683	HSBC Bank plc	11/4/2024	914
USD	61,631	DKK	409,683	Barclays Bank plc	11/4/2024	339
USD	60,244	DKK	401,226	JPMorgan Chase Bank	11/4/2024	217
USD	10,324,977	EUR	9,236,000	Barclays Bank plc	11/4/2024	28,681
USD	9,147,228	GBP	6,839,325	HSBC Bank plc	11/4/2024	3,604
USD	386,900	TWD	12,179,612	Goldman Sachs Bank USA**	11/18/2024	403
BRL	3,500,393	USD	626,301	Goldman Sachs Bank USA**	12/3/2024	11,596
IDR	200,664,939	USD	12,921	HSBC Bank plc**	12/18/2024	292
USD	19,509	JPY	2,710,000	Barclays Bank plc	12/18/2024	450
USD	871,652	JPY	122,676,000	HSBC Bank plc	12/18/2024	8,887
USD	264,040	JPY	37,384,000	UBS AG	12/18/2024	1,125
MXN	2,570,641	USD	126,260	Goldman Snachs Bank USA	2/11/2025	1,637
MXN	7,774,546	USD	384,279	Deutsche Bank AG	2/13/2025	2,408
USD	233,542	BRL	1,300,000	Goldman Sachs Bank USA**	4/2/2025	1,071

Total unrealized appreciation						111,902

DKK	401,922	USD	60,244	JPMorgan Chase Bank	10/2/2024	(225)
EUR	9,236,000	USD	10,310,920	Barclays Bank plc	10/2/2024	(29,866)
GBP	6,839,325	USD	9,147,597	HSBC Bank plc	10/2/2024	(3,762)
USD	446,453	AUD	656,266	Barclays Bank plc	10/2/2024	(7,257)
USD	917,301	BRL	5,127,152	Goldman Sachs Bank USA**	10/2/2024	(23,858)
USD	69,085	DKK	465,000	JPMorgan Chase Bank	10/2/2024	(354)
USD	318,172	EUR	288,000	Goldman Sachs Bank USA	10/2/2024	(2,416)
USD	10,293,387	GBP	7,804,325	Barclays Bank plc	10/2/2024	(140,605)
USD	52,686	JPY	7,700,000	Bank of America	10/2/2024	(889)
USD	122,921	COP	526,311,669	Deutsche Bank AG**	10/16/2024	(1,966)
USD	170,273	MYR	739,950	Barclays Bank plc**	10/16/2024	(9,322)
USD	6,958	EUR	6,351	UBS AG	10/17/2024	(116)
USD	451,804	AUD	656,266	Barclays Bank plc	11/4/2024	(2,149)
TWD	6,199,521	USD	198,000	Goldman Sachs Bank USA**	11/18/2024	(1,270)
USD	60,238	TWD	1,929,207	HSBC Bank plc**	11/18/2024	(982)
USD	34,348	TWD	1,116,138	JPMorgan Chase Bank**	11/18/2024	(1,071)
USD	102,721	PEN	391,952	Deutsche Bank AG**	12/11/2024	(2,935)
JPY	75,711,000	USD	536,817	CIBC World Markets, Inc.	12/18/2024	(4,351)
USD	4,464	EUR	4,000	Bank of New York Mellon Corp.	12/18/2024	(3)
USD	740,224	EUR	663,000	Toronto Dominion Bank	12/18/2024	(148)
USD	1,244,798	GBP	953,000	HSBC Bank plc	12/18/2024	(29,091)
USD	1,012,059	MXN	20,243,576	HSBC Bank plc	12/18/2024	(3,671)
USD	143,414	PEN	544,270	Bank of America**	12/18/2024	(3,296)
USD	167,741	PEN	636,762	JPMorgan Chase Bank**	12/18/2024	(3,901)
USD	53,506	BRL	300,000	Goldman Sachs Bank USA**	4/2/2025	(141)
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	(91)

Total unrealized depreciation						(273,736)

Net unrealized depreciation						(161,834)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Written Call Options Contracts as of September 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	220	USD (55,000,000)	USD 95.50	11/15/2024	(255,750)

Written Put Options Contracts as of September 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	320	USD (80,000,000)	USD 96.56	10/11/2024	(6,000)

Total Written Options Contracts (Premiums Received ($51,036))						(261,750)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$82,145,983	$—	$82,145,983
Collateralized Mortgage Obligations	—	69,264,827	—	69,264,827
Commercial Mortgage-Backed Securities	—	46,407,807	—	46,407,807
Corporate Bonds
Communication Services	—	11,961,494	—	11,961,494
Consumer Discretionary	—	10,052,750	—	10,052,750
Consumer Staples	—	8,497,235	—	8,497,235
Energy	—	20,192,332	—	20,192,332
Financials	—	89,189,256	—	89,189,256
Health Care	—	14,892,514	—	14,892,514
Industrials	—	15,766,278	—	15,766,278
Information Technology	—	12,947,924	—	12,947,924
Materials	—	3,600,297	—	3,600,297
Real Estate	—	8,154,590	—	8,154,590
Utilities	—	28,362,040	—	28,362,040
Foreign Government Securities	—	14,737,834	213	14,738,047
Forward Currency Contracts	—	111,902	—	111,902
Futures	167,100	—	—	167,100
Mortgage-Backed Securities	—	226,249,317	—	226,249,317
Municipal Bonds	—	2,784,609	—	2,784,609
Options Purchased
Call Options Purchased	261,250	—	—	261,250
Put Options Purchased	76,781	—	—	76,781
Short-Term Investments
Commercial Paper	—	1,447,491	—	1,447,491
Foreign Government Treasury Bill	—	295,613	—	295,613
Investment Companies	10,513,166	—	—	10,513,166
U.S. Treasury Obligations	—	2,176,907	—	2,176,907
Supranational	—	5,366,165	—	5,366,165
U.S. Government Agency Securities	—	10,891,196	—	10,891,196
U.S. Treasury Obligations	—	283,072,167	—	283,072,167

Total Assets	$11,018,297	$968,568,528	$213	$979,587,038

Liabilities:
Forward Currency Contracts	$—	$(273,736)	$—	$(273,736)
Futures	(85,608)	—	—	(85,608)
Mortgage-Backed Securities	—	(1,289,951)	—	(1,289,951)
Options Written
Call Options Written	(255,750)	—	—	(255,750)
Put Options Written	(6,000)	—	—	(6,000)

Total Liabilities	$(347,358)	$(1,563,687)	$—	$(1,911,045)

Total	$10,670,939	$967,004,841	$213	$977,675,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,826,915
Aggregate gross unrealized depreciation	(74,486,818)

Net unrealized depreciation	$(59,659,903)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,037,335,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.9%)
Entertainment (1.1%)
Electronic Arts, Inc.	53,208	$7,632,156
NetEase, Inc.	200,200	3,875,827
Netflix, Inc.*	3,485	2,471,806
Playtika Holding Corp.	1,691	13,393
ROBLOX Corp., Class A*	16,898	747,905
Take-Two Interactive Software, Inc.*	5,230	803,903
Ubisoft Entertainment SA*	52,947	595,273
Universal Music Group NV	63,867	1,670,698
Walt Disney Co. (The)	16,461	1,583,384
Warner Music Group Corp., Class A	46,922	1,468,659

		20,863,004

Interactive Media & Services (9.5%)
Alphabet, Inc., Class A	441,521	73,226,258
Alphabet, Inc., Class C	89,555	14,972,700
Autohome, Inc. (ADR)	104,654	3,413,814
Bumble, Inc., Class A(x)*	3,045	19,427
Cargurus, Inc., Class A*	2,803	84,174
IAC, Inc.*	2,268	122,064
LY Corp.	637,700	1,860,411
Match Group, Inc.*	8,274	313,088
Meta Platforms, Inc., Class A	137,444	78,678,443
Pinterest, Inc., Class A*	19,364	626,813
Shutterstock, Inc.	784	27,730
Snap, Inc., Class A*	33,816	361,831
TripAdvisor, Inc.*	95,533	1,384,273
Trustpilot Group plc(m)*	156,133	471,757
Yelp, Inc., Class A*	2,147	75,317
Ziff Davis, Inc.*	1,435	69,827
ZipRecruiter, Inc., Class A*	2,461	23,380
ZoomInfo Technologies, Inc., Class A*	9,258	95,543

		175,826,850

Media (0.1%)
WPP plc	107,142	1,093,234

Wireless Telecommunication Services (0.2%)
SK Telecom Co. Ltd.	71,254	3,045,881

Total Communication Services		200,828,969

Consumer Discretionary (2.7%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A(x)*	28,612	391,985

Broadline Retail (2.0%)
Alibaba Group Holding Ltd. (ADR)	118,522	12,577,554
Amazon.com, Inc.*	120,481	22,449,225
Rakuten Group, Inc.*	248,000	1,597,139

		36,623,918

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	30,162	3,824,843
Amadeus IT Group SA	56,416	4,076,942
Deliveroo plc, Class A(m)*	847,848	1,751,304
Just Eat Takeaway.com NV(m)*	97,466	1,463,045
Trainline plc(m)*	301,178	1,326,362
Trip.com Group Ltd. (ADR)*	26,979	1,603,362

		14,045,858

Total Consumer Discretionary		51,061,761

Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Ocado Group plc*	126,609	650,504

Total Consumer Staples		650,504

Energy (0.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	159,079	5,750,706
TGS ASA	153,178	1,440,632

Total Energy		7,191,338

Financials (2.7%)
Capital Markets (0.1%)
CME Group, Inc.	8,365	1,845,737

Financial Services (2.6%)
Adyen NV(m)*	5,427	8,473,198
Block, Inc., Class A*	76,975	5,167,332
Fidelity National Information Services, Inc.	71,986	6,028,828
Global Payments, Inc.	50,582	5,180,609
Visa, Inc., Class A	42,633	11,721,943
WEX, Inc.*	37,541	7,873,474
Wise plc, Class A*	66,115	593,555
Worldline SA(m)*	378,092	2,751,668

		47,790,607

Total Financials		49,636,344

Industrials (1.8%)
Aerospace & Defense (0.1%)
Rolls-Royce Holdings plc*	294,149	2,073,280

Electrical Equipment (0.4%)
Acuity Brands, Inc.	7,951	2,189,626
Siemens Energy AG*	66,601	2,451,707
Ushio, Inc.	104,300	1,473,154

		6,114,487

Ground Transportation (0.4%)
Full Truck Alliance Co. Ltd. (ADR)	64,380	580,064
Uber Technologies, Inc.*	97,724	7,344,936

		7,925,000

Industrial Conglomerates (0.1%)
Samsung C&T Corp.	21,622	2,278,437

Machinery (0.1%)
Nabtesco Corp.(x)	60,000	1,030,718
THK Co. Ltd.	52,400	916,567

		1,947,285

Professional Services (0.7%)
Concentrix Corp.	27,718	1,420,548
Dayforce, Inc.*	82,414	5,047,858
Genpact Ltd.	27,949	1,095,880
Teleperformance SE	36,339	3,761,920
WNS Holdings Ltd.*	23,623	1,245,168

		12,571,374

Total Industrials		32,909,863

Information Technology (49.0%)
Communications Equipment (3.0%)
ADTRAN Holdings, Inc.*	2,285	13,550
Applied Optoelectronics, Inc.(x)*	1,300	18,603
Arista Networks, Inc.*	27,786	10,664,823
Aviat Networks, Inc.*	363	7,852
Calix, Inc.*	1,879	72,886
Ciena Corp.*	49,743	3,063,671
Cisco Systems, Inc.	348,832	18,564,839
Clearfield, Inc.*	379	14,766
CommScope Holding Co., Inc.*	6,925	42,312
Digi International, Inc.*	1,168	32,155
Extreme Networks, Inc.*	4,182	62,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
F5, Inc.*	1,870	$411,774
Harmonic, Inc.*	3,732	54,375
Infinera Corp.(x)*	6,746	45,536
Juniper Networks, Inc.	109,543	4,269,986
Lumentum Holdings, Inc.*	2,178	138,042
Motorola Solutions, Inc.	5,353	2,406,869
NETGEAR, Inc.*	920	18,455
NetScout Systems, Inc.*	2,288	49,764
Ribbon Communications, Inc.*	2,912	9,464
Telefonaktiebolaget LM Ericsson, Class B(x)	2,028,994	15,327,562
Viasat, Inc.*	2,706	32,310
Viavi Solutions, Inc.*	7,120	64,222

		55,386,671

Electronic Equipment, Instruments & Components (2.0%)
Advanced Energy Industries, Inc.	1,209	127,235
Amphenol Corp., Class A	38,638	2,517,652
Arrow Electronics, Inc.*	18,069	2,400,105
Avnet, Inc.	2,827	153,534
Badger Meter, Inc.	944	206,179
Belden, Inc.	1,309	153,323
Benchmark Electronics, Inc.	1,158	51,323
CDW Corp.	4,286	969,922
Celestica, Inc.*	3,799	194,205
Cognex Corp.	5,502	222,831
Coherent Corp.*	66,781	5,937,499
Corning, Inc.	141,685	6,397,078
Crane NXT Co.	1,576	88,414
CTS Corp.	974	47,122
ePlus, Inc.*	853	83,884
Fabrinet*	1,160	274,270
Flex Ltd.*	171,844	5,744,745
Insight Enterprises, Inc.*	899	193,636
IPG Photonics Corp.*	880	65,402
Itron, Inc.*	1,443	154,127
Jabil, Inc.	3,640	436,181
Keysight Technologies, Inc.*	5,600	890,008
Knowles Corp.*	2,837	51,151
Littelfuse, Inc.	795	210,874
Mirion Technologies, Inc., Class A*	6,003	66,453
Murata Manufacturing Co. Ltd.	158,700	3,098,915
Napco Security Technologies, Inc.	1,183	47,864
Novanta, Inc.*	1,152	206,116
OSI Systems, Inc.*	509	77,281
PC Connection, Inc.	396	29,870
Plexus Corp.*	874	119,484
Rogers Corp.*	543	61,364
Sanmina Corp.*	1,753	119,993
TD SYNNEX Corp.	2,440	292,995
Teledyne Technologies, Inc.*	1,501	656,928
Trimble, Inc.*	64,343	3,995,057
TTM Technologies, Inc.*	3,271	59,696
Vishay Intertechnology, Inc.	3,640	68,832
Vontier Corp.	4,931	166,372
Zebra Technologies Corp., Class A*	1,655	612,880

		37,250,800

IT Services (3.1%)
Accenture plc, Class A	37,731	13,337,154
Akamai Technologies, Inc.*	30,962	3,125,614
ASGN, Inc.*	1,437	133,972
CGI, Inc.*	6,538	751,608
Cloudflare, Inc., Class A*	9,743	788,111
Cognizant Technology Solutions Corp., Class A	75,000	5,788,500
DigitalOcean Holdings, Inc.(x)*	2,030	81,992
DXC Technology Co.*	114,475	2,375,356
EPAM Systems, Inc.*	1,827	363,628
Fastly, Inc., Class A*	4,091	30,969
Gartner, Inc.*	2,472	1,252,711
GoDaddy, Inc., Class A*	4,523	709,116
Grid Dynamics Holdings, Inc.*	1,820	25,480
International Business Machines Corp.	29,553	6,533,577
Kyndryl Holdings, Inc.*	7,418	170,466
MongoDB, Inc.*	21,998	5,947,159
Okta, Inc.*	5,164	383,892
Perficient, Inc.*	1,128	85,141
Shopify, Inc., Class A*	38,837	3,112,397
Snowflake, Inc., Class A*	10,742	1,233,826
Squarespace, Inc., Class A*	75,843	3,521,391
TE Connectivity plc	9,751	1,472,303
Thoughtworks Holding, Inc.*	3,110	13,746
Twilio, Inc., Class A*	5,153	336,079
VeriSign, Inc.*	27,928	5,305,203

		56,879,391

Semiconductors & Semiconductor Equipment (17.6%)
Advanced Micro Devices, Inc.*	100,995	16,571,260
AEM Holdings Ltd.*	237,653	260,720
Allegro MicroSystems, Inc.*	4,976	115,941
Alphawave IP Group plc(x)*	938,511	1,307,441
Ambarella, Inc.*	1,236	69,717
Amkor Technology, Inc.	3,636	111,262
ams-OSRAM AG*	122,156	1,704,564
Analog Devices, Inc.	15,920	3,664,306
Applied Materials, Inc.	26,564	5,367,256
ASML Holding NV	8,220	6,822,309
ASMPT Ltd.	562,300	6,871,563
ASPEED Technology, Inc.	32,800	4,461,915
Axcelis Technologies, Inc.*	1,046	109,673
BE Semiconductor Industries NV	25,319	3,200,276
Broadcom, Inc.	226,067	38,996,557
Cirrus Logic, Inc.*	1,714	212,896
Cohu, Inc.*	1,505	38,678
Credo Technology Group Holding Ltd.*	4,558	140,386
Diodes, Inc.*	1,486	95,238
Enphase Energy, Inc.*	4,345	491,072
Entegris, Inc.	4,844	545,095
First Solar, Inc.*	17,867	4,456,744
FormFactor, Inc.*	2,483	114,218
Ichor Holdings Ltd.*	1,081	34,387
Impinj, Inc.(x)*	731	158,276
Intel Corp.	301,976	7,084,357
KLA Corp.	18,343	14,205,003
Kulicke & Soffa Industries, Inc.	1,749	78,932
Lam Research Corp.	4,183	3,413,663
Lattice Semiconductor Corp.*	4,420	234,569
MACOM Technology Solutions Holdings, Inc.*	1,853	206,165
Marvell Technology, Inc.	27,771	2,002,845
MaxLinear, Inc., Class A*	2,449	35,462
Microchip Technology, Inc.	135,920	10,913,017
Micron Technology, Inc.	35,575	3,689,483
MKS Instruments, Inc.	2,159	234,705
Monolithic Power Systems, Inc.	1,564	1,445,918
NVIDIA Corp.	628,201	76,288,729
NXP Semiconductors NV	47,086	11,301,111
ON Semiconductor Corp.*	13,743	997,879
Onto Innovation, Inc.*	1,584	328,775
PDF Solutions, Inc.*	994	31,490
Photronics, Inc.*	2,033	50,337
Power Integrations, Inc.	1,823	116,891
Qorvo, Inc.*	52,545	5,427,898
QUALCOMM, Inc.	35,741	6,077,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	3,455	$145,870
Renesas Electronics Corp.	141,100	2,041,029
Semtech Corp.*	2,407	109,904
Silergy Corp.	405,000	5,989,288
Silicon Laboratories, Inc.*	1,036	119,731
SiTime Corp.*	601	103,077
Skyworks Solutions, Inc.	63,488	6,270,710
SolarEdge Technologies, Inc.(x)*	1,838	42,109
SUMCO Corp.(x)	152,500	1,636,145
Synaptics, Inc.*	1,267	98,294
Taiwan Semiconductor Manufacturing Co. Ltd.	1,229,000	37,165,342
Teradyne, Inc.	5,235	701,124
Texas Instruments, Inc.	130,032	26,860,710
Ultra Clean Holdings, Inc.*	1,445	57,699
Ulvac, Inc.	58,400	3,095,840
Universal Display Corp.	1,416	297,218
Veeco Instruments, Inc.*	1,822	60,363
Wolfspeed, Inc.(x)*	25,574	248,068

		325,129,257

Software (17.1%)
A10 Networks, Inc.	2,370	34,223
ACI Worldwide, Inc.*	3,358	170,922
Adeia, Inc.	3,494	41,613
Adobe, Inc.*	43,946	22,754,360
Agilysys, Inc.*	715	77,914
Alarm.com Holdings, Inc.*	1,580	86,379
Alkami Technology, Inc.*	1,842	58,097
Altair Engineering, Inc., Class A*	1,907	182,138
ANSYS, Inc.*	20,949	6,674,980
Appfolio, Inc., Class A*	738	173,725
Appian Corp., Class A*	1,320	45,065
AppLovin Corp., Class A*	6,862	895,834
Asana, Inc., Class A*	2,700	31,293
Aspen Technology, Inc.*	852	203,475
Atlassian Corp., Class A*	22,952	3,645,007
Aurora Innovation, Inc., Class A*	31,726	187,818
Autodesk, Inc.*	47,035	12,957,202
AvePoint, Inc.*	3,295	38,782
Bentley Systems, Inc., Class B	4,942	251,103
BILL Holdings, Inc.*	3,133	165,297
Blackbaud, Inc.*	1,281	108,475
BlackBerry Ltd.(x)*	18,942	49,628
BlackLine, Inc.*	1,656	91,312
Box, Inc., Class A*	4,668	152,784
Braze, Inc., Class A*	1,938	62,675
C3.ai, Inc., Class A*	3,542	85,823
Cadence Design Systems, Inc.*	8,785	2,380,999
CCC Intelligent Solutions Holdings, Inc.*	13,401	148,081
Cleanspark, Inc.(x)*	7,960	74,346
Clear Secure, Inc., Class A	2,960	98,094
Clearwater Analytics Holdings, Inc., Class A*	5,149	130,012
CommVault Systems, Inc.*	1,402	215,698
Confluent, Inc., Class A*	8,023	163,509
Crowdstrike Holdings, Inc., Class A*	7,408	2,077,722
Dassault Systemes SE	74,181	2,942,132
Datadog, Inc., Class A*	9,981	1,148,414
Descartes Systems Group, Inc. (The)*	2,739	282,007
DocuSign, Inc.*	26,464	1,643,150
Dolby Laboratories, Inc., Class A	1,915	146,555
DoubleVerify Holdings, Inc.*	4,528	76,251
Dropbox, Inc., Class A*	7,612	193,573
Dynatrace, Inc.*	9,558	511,066
E2open Parent Holdings, Inc.*	6,719	29,631
Elastic NV*	56,275	4,319,669
Envestnet, Inc.*	1,613	101,006
Fair Isaac Corp.*	787	1,529,550
Five9, Inc.*	23,226	667,283
Fortinet, Inc.*	20,369	1,579,616
Freshworks, Inc., Class A*	5,789	66,458
Gen Digital, Inc.	17,378	476,679
Gitlab, Inc., Class A*	3,704	190,904
Guidewire Software, Inc.*	2,652	485,157
HashiCorp, Inc., Class A*	4,891	165,609
HubSpot, Inc.*	12,863	6,837,971
Informatica, Inc., Class A*	121,263	3,065,529
Intapp, Inc.*	1,578	75,476
InterDigital, Inc.	810	114,720
Intuit, Inc.	29,401	18,258,021
Jamf Holding Corp.*	2,007	34,821
Lightspeed Commerce, Inc.(x)*	4,374	72,127
LiveRamp Holdings, Inc.*	2,137	52,955
Manhattan Associates, Inc.*	1,965	552,912
MARA Holdings, Inc.(x)*	9,448	153,247
Matterport, Inc.*	9,102	40,959
Meridianlink, Inc.*	851	17,505
Microsoft Corp.	245,183	105,502,245
MicroStrategy, Inc., Class A(x)*	5,604	944,834
N-able, Inc.*	2,258	29,489
nCino, Inc.*	2,954	93,317
NCR Voyix Corp.*	4,664	63,290
Nutanix, Inc., Class A*	45,557	2,699,252
Open Text Corp.	8,604	286,341
Oracle Corp.	51,282	8,738,453
PagerDuty, Inc.*	69,664	1,292,267
Palantir Technologies, Inc., Class A*	64,609	2,403,455
Palo Alto Networks, Inc.*	10,389	3,550,960
Pegasystems, Inc.	1,425	104,153
PowerSchool Holdings, Inc., Class A*	1,864	42,518
Procore Technologies, Inc.*	39,855	2,459,851
Progress Software Corp.	1,372	92,432
PROS Holdings, Inc.*	1,393	25,798
PTC, Inc.*	9,792	1,769,023
Q2 Holdings, Inc.*	1,934	154,275
Qualys, Inc.*	1,181	151,711
Rapid7, Inc.*	2,013	80,299
RingCentral, Inc., Class A*	2,627	83,092
Riot Platforms, Inc.(x)*	8,555	63,478
Roper Technologies, Inc.	3,439	1,913,597
Sage Group plc (The)	133,112	1,823,242
Salesforce, Inc.	56,987	15,597,912
Samsara, Inc., Class A*	6,568	316,052
SAP SE	21,413	4,872,054
SEMrush Holdings, Inc., Class A*	1,069	16,794
SentinelOne, Inc., Class A*	9,197	219,992
ServiceNow, Inc.*	23,008	20,578,125
Smartsheet, Inc., Class A*	4,438	245,688
SolarWinds Corp.	1,739	22,694
Sprinklr, Inc., Class A*	3,863	29,861
Sprout Social, Inc., Class A*	1,618	47,035
SPS Commerce, Inc.*	1,190	231,062
Synopsys, Inc.*	32,895	16,657,699
Temenos AG (Registered)	38,859	2,718,087
Tenable Holdings, Inc.*	3,821	154,827
Teradata Corp.*	3,083	93,538
Tyler Technologies, Inc.*	1,369	799,113
UiPath, Inc., Class A*	14,315	183,232
Unity Software, Inc.(x)*	9,295	210,253
Varonis Systems, Inc.*	3,599	203,343
Verint Systems, Inc.*	1,980	50,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex, Inc., Class A*	1,657	$63,811
Workday, Inc., Class A*	48,804	11,928,186
Workiva, Inc., Class A*	1,649	130,469
Zeta Global Holdings Corp., Class A*	6,465	192,851
Zoom Video Communications, Inc., Class A*	56,364	3,930,825
Zscaler, Inc.*	3,007	514,017
Zuora, Inc., Class A*	4,484	38,652

		314,759,035

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	404,510	94,250,830
Corsair Gaming, Inc.*	1,437	10,002
Dell Technologies, Inc., Class C	9,229	1,094,006
Diebold Nixdorf, Inc.*	1,205	53,815
Hewlett Packard Enterprise Co.	41,698	853,141
HP, Inc.	31,396	1,126,175
IonQ, Inc.(x)*	6,250	54,625
NetApp, Inc.	6,595	814,548
Pure Storage, Inc., Class A*	9,913	498,029
Samsung Electronics Co. Ltd.	154,778	7,279,076
Samsung Electronics Co. Ltd. (Preference)(q)	153,699	5,982,472
Seagate Technology Holdings plc	6,692	732,975
Super Micro Computer, Inc.*	1,616	672,902
Western Digital Corp.*	10,476	715,406
Xerox Holdings Corp.(x)	3,709	38,499

		114,176,501

Total Information Technology		903,581,655

Real Estate (0.3%)
Real Estate Management & Development (0.1%)
KE Holdings, Inc. (ADR)	115,335	2,296,320

Specialized REITs (0.2%)
Crown Castle, Inc. (REIT)	30,416	3,608,250

Total Real Estate		5,904,570

Total Common Stocks (67.8%) (Cost $771,021,370)		1,251,765,004

EXCHANGE TRADED FUNDS (ETF):
Equity (31.3%)
iShares Expanded Tech Sector ETF(x)‡	2,082,457	199,790,924
Technology Select Sector SPDR Fund	835,500	188,622,480
Vanguard Information Technology ETF	321,800	188,742,136

Total Exchange Traded Funds (31.3%) (Cost $63,340,771)		577,155,540

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 4.81% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.85% (7 day yield) (xx)	639,148	639,148
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.84% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.94% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		4,639,148

Total Short-Term Investments (0.3%) (Cost $4,639,148)		4,639,148

Total Investments in Securities (99.4%) (Cost $839,001,289)		1,833,559,692
Other Assets Less Liabilities (0.6%)		11,613,700

Net Assets (100%)		$1,845,173,392

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the market value or fair value, as applicable, of these securities amounted to $16,237,334 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2024.

(xx)

At September 30, 2024, the Portfolio had loaned securities with a total value of $20,456,043. This was collateralized by $17,343,072 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/15/24 – 5/15/54 and by cash of $4,639,148 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2024, were as follows:

Security Description	Shares at September 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF(x)	2,082,457	168,000,273	32,368,473	(44,619,513)	10,261,566	33,780,125	199,790,924	352,995	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$188,215,888	$12,613,081	$—	$200,828,969
Consumer Discretionary	40,846,969	10,214,792	—	51,061,761
Consumer Staples	—	650,504	—	650,504
Energy	5,750,706	1,440,632	—	7,191,338
Financials	37,817,923	11,818,421	—	49,636,344
Industrials	18,924,080	13,985,783	—	32,909,863
Information Technology	784,981,683	118,599,972	—	903,581,655
Real Estate	5,904,570	—	—	5,904,570
Exchange Traded Funds	577,155,540	—	—	577,155,540
Short-Term Investments
Investment Companies	4,639,148	—	—	4,639,148

Total Assets	$1,664,236,507	$169,323,185	$—	$1,833,559,692

Total Liabilities	$—	$—	$—	$—

Total	$1,664,236,507	$169,323,185	$—	$1,833,559,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

As of September 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,010,392,157
Aggregate gross unrealized depreciation	(33,443,322)

Net unrealized appreciation	$976,948,835

Federal income tax cost of investments in securities and derivative instruments, if applicable	$856,610,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2024 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Advisors Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2024, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2024 (Unaudited)

Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.